                                          REGISTRATION NOS. 333-52366/811-04001
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                            PRE-EFFECTIVE AMENDMENT

                        POST-EFFECTIVE AMENDMENT NO. 26                     [X]

                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 209                            [X]
                               -----------------


                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   200 PARK AVENUE, NEW YORK, NEW YORK 10166
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 578-3067
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                              RICARDO A. ANZALDUA
                 EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                200 PARK AVENUE
                           NEW YORK, NEW YORK 10166
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
    [_] immediately upon filing pursuant to paragraph (b) of Rule 485

    [X] on April 28, 2014 pursuant to paragraph (b) of Rule 485

    [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    [_] on [date] pursuant to paragraph (a)(1) of Rule 485

================================================================================

                                                                 APRIL 28, 2014


PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes individual Preference Plus Select Contracts for deferred variable annuities ("Deferred Annuities").

--------------------------------------------------------------------------------

    You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in the Contract for your Deferred Annuity. Your choices may include the Fixed
Account (not offered or described in this Prospectus) and Investment Divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund ("Metropolitan Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.


                                         AMERICAN FUNDS(R)
                                         -----------------
AMERICAN FUNDS BOND                           AMERICAN FUNDS GROWTH
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION    AMERICAN FUNDS GROWTH-INCOME
                                        MET INVESTORS FUND
                                         ------------------
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION   METLIFE ASSET ALLOCATION 100
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET  METLIFE BALANCED PLUS
PLUS                                          METLIFE MULTI-INDEX TARGETED RISK
AMERICAN FUNDS(R) BALANCED ALLOCATION         MFS(R) RESEARCH INTERNATIONAL
AMERICAN FUNDS(R) GROWTH ALLOCATION           MORGAN STANLEY MID CAP GROWTH
AMERICAN FUNDS(R) MODERATE ALLOCATION         OPPENHEIMER GLOBAL EQUITY
AQR GLOBAL RISK BALANCED                      PANAGORA GLOBAL DIVERSIFIED RISK
BLACKROCK GLOBAL TACTICAL STRATEGIES          PIMCO INFLATION PROTECTED BOND
CLARION GLOBAL REAL ESTATE                    PIMCO TOTAL RETURN
CLEARBRIDGE AGGRESSIVE GROWTH                 PYRAMIS(R) GOVERNMENT INCOME
HARRIS OAKMARK INTERNATIONAL                  PYRAMIS(R) MANAGED RISK
INVESCO BALANCED-RISK ALLOCATION              SCHRODERS GLOBAL MULTI-ASSET
INVESCO MID CAP VALUE                         SSGA GROWTH AND INCOME ETF
INVESCO SMALL CAP GROWTH                      SSGA GROWTH ETF
JPMORGAN GLOBAL ACTIVE ALLOCATION             T. ROWE PRICE MID CAP GROWTH
LOOMIS SAYLES GLOBAL MARKETS                  WMC LARGE CAP RESEARCH
LORD ABBETT BOND DEBENTURE
MET/FRANKLIN LOW DURATION TOTAL RETURN
                                         METROPOLITAN FUND
                                         -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK           METLIFE ASSET ALLOCATION 80
BARCLAYS AGGREGATE BOND INDEX                 METLIFE MID CAP STOCK INDEX
BLACKROCK BOND INCOME                         METLIFE STOCK INDEX
BLACKROCK CAPITAL APPRECIATION                MFS(R) TOTAL RETURN
BLACKROCK LARGE CAP VALUE                     MFS(R) VALUE
BLACKROCK MONEY MARKET                        MSCI EAFE(R) INDEX
FRONTIER MID CAP GROWTH                       NEUBERGER BERMAN GENESIS
JENNISON GROWTH                               RUSSELL 2000(R) INDEX
LOOMIS SAYLES SMALL CAP CORE                  T. ROWE PRICE LARGE CAP GROWTH
LOOMIS SAYLES SMALL CAP GROWTH                T. ROWE PRICE SMALL CAP GROWTH
MET/ARTISAN MID CAP VALUE                     WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
METLIFE ASSET ALLOCATION 20                   WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
METLIFE ASSET ALLOCATION 40                   WMC BALANCED
METLIFE ASSET ALLOCATION 60                   WMC CORE EQUITY OPPORTUNITIES

Certain Portfolios have been subject to a change. Please see "Appendix D -- Additional Information Regarding the Portfolios".

HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated April 28, 2014. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 151 of this Prospectus. To view and download the SAI, please visit our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
P.O. Box 10342
Des Moines, IA 50306-0342
(800) 638-7732




 DEFERRED
 ANNUITIES
 AVAILABLE:

   .  Non-Qualified
   .  Traditional IRA
   .  Roth IRA
   .  Simplified Employee Pensions (SEPs)
   .  SIMPLE Individual Retirement Annuities

 CLASSES AVAILABLE
 FOR EACH
 DEFERRED ANNUITY
   .  B
   .  Bonus
   .  C
   .  L

 A WORD ABOUT INVESTMENT RISK:

 An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:

 .  a bank deposit or obligation;

 .  federally insured or guaranteed; or

 .  endorsed by any bank or other financial institution.

Each class of the Deferred Annuities has its own Separate Account charge and Withdrawal Charge schedule. Each provides the opportunity to invest for retirement. The expenses for the Bonus Class of the Deferred Annuity may be higher than similar Contracts without a bonus. The purchase payment credits ("Bonus") may be more than offset by the higher expenses for the Bonus Class.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

                               TABLE OF CONTENTS


Important Terms You Should Know..................................................  5
Table of Expenses................................................................  8
Accumulation Unit Values For Each Investment Division............................ 19
MetLife.......................................................................... 20
Metropolitan Life Separate Account E............................................. 20
Variable Annuities............................................................... 20
    Replacement of Annuity Contracts............................................. 21
    The Deferred Annuity......................................................... 21
Classes of the Deferred Annuity.................................................. 23
Your Investment Choices.......................................................... 26
Deferred Annuities............................................................... 36
    The Deferred Annuity and Your Retirement Plan................................ 36
    Optional Automated Investment Strategies and Optional Enhanced Dollar Cost
      Averaging Program.......................................................... 36
    Purchase Payments............................................................ 40
        Allocation of Purchase Payments.......................................... 42
        Debit Authorizations..................................................... 42
    The Value of Your Investment................................................. 42
    Transfer Privilege........................................................... 43
        Restrictions on Transfers................................................ 44
    Access to Your Money......................................................... 46
        Systematic Withdrawal Program............................................ 46
    Charges...................................................................... 47
        Separate Account Charge.................................................. 47
        Investment-Related Charge................................................ 48
        Annual Contract Fee...................................................... 48
        Optional Enhanced Death Benefit.......................................... 49
        Optional Guaranteed Minimum Income Benefits.............................. 49
        Optional Guaranteed Withdrawal Benefits.................................. 51
        Optional Guaranteed Minimum Accumulation Benefit......................... 52
    Premium and Other Taxes...................................................... 52
    Withdrawal Charges........................................................... 53
        When No Withdrawal Charge Applies........................................ 54
    Free Look.................................................................... 55
    Death Benefit--Generally..................................................... 55
        Basic Death Benefit...................................................... 58
    Optional Death Benefits...................................................... 60
        Annual Step-Up Death Benefit............................................. 60
        Greater of Annual Step-Up or 5% Annual Increase Death Benefit............ 61
        The EDB I................................................................ 64
        Earnings Preservation Benefit............................................ 71
    Living Benefits.............................................................. 73
        Overview of Living Benefits.............................................. 73
           Guaranteed Income Benefits............................................ 73

           Guaranteed Withdrawal Benefits.......................................  93
        GMAB.................................................................... 120
    Pay-Out Options (or Income Options)......................................... 125
        Income Payment Types.................................................... 126
        Allocation.............................................................. 127
        Minimum Size of Your Income Payment..................................... 127
        The Value of Your Income Payments....................................... 127
        Reallocation Privilege.................................................. 128
        Charges................................................................. 129
General Information............................................................. 130
    Administration.............................................................. 130
        Purchase Payments....................................................... 130
        Confirming Transactions................................................. 130
        Processing Transactions................................................. 130
           By Telephone or Internet............................................. 131
           After Your Death..................................................... 131
           Misstatement......................................................... 132
           Third Party Requests................................................. 132
           Valuation--Suspension of Payments.................................... 132
    Advertising Performance..................................................... 133
    Changes to Your Deferred Annuity............................................ 134
    Voting Rights............................................................... 135
    Who Sells the Deferred Annuities............................................ 135
    Financial Statements........................................................ 137
    Your Spouse's Rights........................................................ 137
    When We Can Cancel Your Deferred Annuity.................................... 137
Federal Tax Considerations...................................................... 139
Legal Proceedings............................................................... 150
Table of Contents for the Statement of Additional Information................... 151
Appendix A--Premium Tax Table................................................... 152
Appendix B--Accumulation Unit Values For Each Investment Division............... 153
Appendix C--Portfolio Legal Names and Marketing Names........................... 183
Appendix D--Additional Information Regarding the Portfolios..................... 184


The Deferred Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, supplements to the prospectus or any supplemental sales material we authorize.

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When You purchase a Deferred Annuity, an account is set up for You. Your Account Balance is the total amount of money credited to You under your Deferred Annuity including money in the Investment Divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an Investment Division of the Separate Account is credited to You in the form of accumulation units. Accumulation units are established for each Investment Division. We determine the value of these accumulation units as of the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE

Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity. Your Contract will indicate the address of your Administrative Office. We will notify You if there is a change in the address of your Administrative Office. The telephone number to initiate a request is 800-638-7732.

ANNUITANT

The natural person whose life is the measure for determining the duration and the dollar amount of income payments.

ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or reallocated into an Investment Division of the Separate Account is held in the form of annuity units. Annuity units are established for each Investment Division. We determine the value of these annuity units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Investment Division to determine all subsequent payments to You.

BENEFICIARY

The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the Contract Owner dies.

CONTRACT

A Contract is the legal agreement between You and MetLife. This document contains relevant provisions of your Deferred Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT ANNIVERSARY

An anniversary of the date we issue the Deferred Annuity.

CONTRACT OWNER

The person or entity which has all rights including the right to direct who receives income payments.

CONTRACT YEAR

The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the Contract and each Contract Anniversary thereafter.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

GOOD ORDER

A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact us or your sales representative before submitting the form or request.

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to an Investment Division, the Investment Division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, the Met Investors Fund or the American Funds(R).

METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to Investment Divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Investment Divisions in a variable annuity.

WITHDRAWAL CHARGE

The Withdrawal Charge is the amount we deduct from your Account Balance, if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

YOU

In this Prospectus "You" is the Contract Owner of the Deferred Annuity and can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by MetLife). "You" can also be a Beneficiary of a deceased person's Individual Retirement Account Contract or non-qualified Deferred Annuity who purchases the Deferred Annuity in his or her capacity as Beneficiary. A Contract generally may have two owners (both of whom must be individuals). The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA Contract.

   TABLE OF EXPENSES--PREFERENCE PLUS SELECT DEFERRED ANNUITIES

       The following tables describe the expenses You will pay when You buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges You will pay at the time You purchase the Deferred
   Annuity, make withdrawals from your Deferred Annuity or make transfers between the Investment Divisions. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions -- see "Appendix A") and other taxes which may apply. There are no fees for the Fixed Account and the Enhanced Dollar Cost Averaging program.

   Table 1--Contract Owner Transaction Expenses

Sales Charge Imposed on Purchase Payments........................                 None
--------------------------------------------------------------------------------------
Withdrawal Charge (as a percentage of each purchase payment) (1).             Up to 9%
--------------------------------------------------------------------------------------
Transfer Fee (2)................................................. Current Charge: None
--------------------------------------------------------------------------------------
                                                       Maximum Guaranteed Charge: $25
--------------------------------------------------------------------------------------

     The second set of tables describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

   Table 2(a)--Fees Deducted on Each Contract Anniversary

                          Annual Contract Fee (3). $30
                          ----------------------------

   Table 2(b)--Separate Account Charge


     The charges below are assessed as a percentage of your Account Balance in the Separate Account. You will pay a Separate Account charge, which includes the Standard Death Benefit. An Optional Annual Step-Up Death Benefit and an Optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit are available for an additional charge. You may also elect the Optional Earnings Preservation Benefit for an additional charge with or without the Optional Annual Step-Up Death Benefit or the Optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit (4).



Annual Separate Account Charge and Optional Death Benefit Charges (as a percentage of your average Account Balance in the
Separate Account) for American Funds Bond, American Funds Growth-Income, American Funds Growth and American Funds
Global Small Capitalization Divisions (5)
                                                                                  B CLASS BONUS CLASS (6) C CLASS L CLASS
                                                                                  ------- --------------- ------- -------
Separate Account Charge with Basic Death Benefit.................................  1.50%       1.95%       1.90%   1.75%
-------------------------------------------------------------------------------------------------------------------------
  Optional Annual Step-Up Death Benefit..........................................   .20%        .20%        .20%    .20%
-------------------------------------------------------------------------------------------------------------------------
  Optional Greater of Annual Step-Up or 5% Annual Increase Amount Death
    Benefit......................................................................   .35%        .35%        .35%    .35%
-------------------------------------------------------------------------------------------------------------------------
  Optional Earnings Preservation Benefit.........................................   .25%        .25%        .25%    .25%
-------------------------------------------------------------------------------------------------------------------------
Total Separate Account Annual Charge including the Optional Annual Step-Up Death
  Benefit and the Optional Earnings Preservation Benefit (7).....................  1.95%       2.40%       2.35%   2.20%
-------------------------------------------------------------------------------------------------------------------------
Total Separate Account Annual Charge including the Optional Greater of Annual
  Step-Up or 5% Annual Increase Death Benefit and the Optional Earnings
  Preservation Benefit (7).......................................................  2.10%       2.55%       2.50%   2.35%
-------------------------------------------------------------------------------------------------------------------------

Annual Separate Account Charge and Optional Death Benefit Charges (as a percentage of your average Account Balance in the
Separate Account) for all Investment Divisions except the American Funds Bond, American Funds Growth-Income, American
Funds Growth and American Funds Global Small Capitalization Divisions (5)
                                                                                  B CLASS BONUS CLASS (6) C CLASS L CLASS
                                 Death Benefit                                    ------- --------------- ------- -------
Separate Account Charge with Basic Death Benefit.................................  1.25%       1.70%       1.65%   1.50%
-------------------------------------------------------------------------------------------------------------------------
  Optional Annual Step-Up Death Benefit..........................................   .20%        .20%        .20%    .20%
-------------------------------------------------------------------------------------------------------------------------
  Optional Greater of Annual Step-Up or 5% Annual Increase Amount Death
    Benefit......................................................................   .35%        .35%        .35%    .35%
-------------------------------------------------------------------------------------------------------------------------
  Optional Earnings Preservation Benefit.........................................   .25%        .25%        .25%    .25%
-------------------------------------------------------------------------------------------------------------------------
Total Separate Account Annual Charge including the Optional Annual Step-Up Death
  Benefit and the Optional Earnings Preservation Benefit (7).....................  1.70%       2.15%       2.10%   1.95%
-------------------------------------------------------------------------------------------------------------------------
Total Separate Account Annual Charge including the Optional Greater of Annual
  Step-Up or 5% Annual Increase Death Benefit and the Optional Earnings
  Preservation Benefit (7).......................................................  1.85%       2.30%       2.25%   2.10%
-------------------------------------------------------------------------------------------------------------------------


   Table 2(c)--Additional Optional Death Benefits

     There is an additional Enhanced Death Benefit that You may elect for an additional charge. The charge for this death benefit, in Table 2(c) below, is assessed as a percentage of the Death Benefit Base and deducted annually from your Account Balance. (8)

  Enhanced Death Benefit I -- maximum charge                            1.50%
  ----------------------------------------------------------------------------
  Enhanced Death Benefit I (issue age 69 or younger) -- current charge  0.75%
  ----------------------------------------------------------------------------
  Enhanced Death Benefit I (issue age 70-75) -- current charge          0.95%
  ----------------------------------------------------------------------------

   Table 2(d)--Optional Guaranteed Income Benefits (9)
   (as a percentage of the Income Base) (10)

      Guaranteed Minimum Income Benefit Plus II -- maximum charge  1.50%
      -------------------------------------------------------------------
      Guaranteed Minimum Income Benefit Plus II -- current charge  1.00%
      -------------------------------------------------------------------

       Guaranteed Minimum Income Benefit Plus I -- maximum charge  1.50%
       ------------------------------------------------------------------
       Guaranteed Minimum Income Benefit Plus I -- current charge  0.80%
       ------------------------------------------------------------------

         Guaranteed Minimum Income Benefit II -- current charge  0.50%
         --------------------------------------------------------------

         Guaranteed Minimum Income Benefit I -- current charge  0.50%
         -------------------------------------------------------------

   Table 2(e)--Optional Guaranteed Withdrawal Benefits

LIFETIME WITHDRAWAL BENEFITS (AS A PERCENTAGE OF THE TOTAL GUARANTEED WITHDRAWAL AMOUNT) (11)
-----------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Single Life Version)--maximum charge               1.60%
-----------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Single Life Version)--current charge               1.25%
-----------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Joint Life Version)--maximum charge                1.80%
-----------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Joint Life Version)--current charge                1.50%
-----------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Single Life Version)--maximum charge                0.95%
-----------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Single Life Version)--current charge                0.50%
-----------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Joint Life Version)--maximum charge                 1.40%
-----------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Joint Life Version)--current charge                 0.70%
-----------------------------------------------------------------------------------------------------
GUARANTEED WITHDRAWAL BENEFITS (AS A PERCENTAGE OF THE GUARANTEED WITHDRAWAL AMOUNT) (11)
-----------------------------------------------------------------------------------------------------
  Enhanced Guaranteed Withdrawal Benefit--maximum charge                                       1.00%
-----------------------------------------------------------------------------------------------------
  Enhanced Guaranteed Withdrawal Benefit--current charge                                       0.55%
-----------------------------------------------------------------------------------------------------
  Guaranteed Withdrawal Benefit I--maximum charge                                              0.95%
-----------------------------------------------------------------------------------------------------
  Guaranteed Withdrawal Benefit I--current charge                                              0.50%
-----------------------------------------------------------------------------------------------------

   Table 2(f)--Optional Guaranteed Asset Accumulation Benefit
   (as a percentage of the Guaranteed Accumulation Amount) (12)

                -----------------------------------------------
                Guaranteed Minimum Accumulation Benefit  0.75%
                -----------------------------------------------


The third and fourth tables show the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold the Deferred Annuity. All of the Portfolios listed below are Class B except for the Portfolios of the American Funds(R), which are Class 2 and the American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation and American Funds(R) Moderate Allocation Portfolios of the Met Investors Fund, which are Class C. Certain Portfolios may impose a redemption fee in the future. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 800-638-7732. Please read the prospectuses carefully before making your allocations to the Investment Divisions.


        Table 3--Portfolio Operating Expenses


                                                                     Minimum*              Maximum**
                                                         --------------------------------  ---------
                                                         (Does not take into consideration
                                                         any American Funds(R) Portfolio,
                                                         for which an additional separate
                                                         account charge applies.)
----------------------------------------------------------------------------------------------------
Total Annual Operating Expenses (expenses that are
deducted from Portfolio assets include management fees,
distribution fees (12b-1 fees) and other expenses).                    0.52%                 1.90%
----------------------------------------------------------------------------------------------------



        * The minimum Total Annual Portfolio Expenses shown in this table are the expenses of the MetLife Stock Index Portfolio for the year ended December 31, 2013, before any fee waiver or expense reimbursement arrangement. The Net Total Annual Portfolio Expenses of the MetLife Stock Index Portfolio are 0.51%.

        **The maximum Total Annual Portfolio Expenses shown in this table are the expenses of the PanAgora Global Diversified Risk Portfolio for the year ended December 31, 2013, before any fee waiver or expense reimbursement arrangement. The Net Total Annual Portfolio Expenses of the PanAgora Global Diversified Risk Portfolio are 1.32%.


  Notes

/1/ If an amount is determined to include the withdrawal of prior purchase payments, a Withdrawal Charge may apply. The charges on purchase payments for each class is calculated according to the following schedule:

NUMBER OF COMPLETE YEARS FROM RECEIPT OF PURCHASE PAYMENT  B CLASS BONUS CLASS C CLASS L CLASS
---------------------------------------------------------  ------- ----------- ------- -------
                    0.....................................    7%        9%      None      7%
----------------------------------------------------------------------------------------------
                    1.....................................    6%        8%                6%
----------------------------------------------------------------------------------------------
                    2.....................................    6%        8%                5%
----------------------------------------------------------------------------------------------
                    3.....................................    5%        7%                0%
----------------------------------------------------------------------------------------------
                    4.....................................    4%        6%                0%
----------------------------------------------------------------------------------------------
                    5.....................................    3%        4%                0%
----------------------------------------------------------------------------------------------
                    6.....................................    2%        3%                0%
----------------------------------------------------------------------------------------------
                    7 and thereafter......................    0%        0%                0%
----------------------------------------------------------------------------------------------

    There are times when the Withdrawal Charge does not apply. For example, You may always withdraw earnings without a Withdrawal Charge. After the first Contract Year, You may also withdraw up to 10% of your total purchase payments without a Withdrawal Charge.

/2/ We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.

/3/ This fee is waived if the Account Balance is $50,000 or more. Regardless of the amount of your Account Balance, the entire fee will be deducted if You take a total withdrawal of your Account Balance. During the pay-out phase, we reserve the right to deduct this fee.

/4/ You may not elect the Optional Step-Up Death Benefit or the Optional
    Greater of Annual Step-up or 5% Annual Increase Death Benefit and/or the Optional Earnings Preservation Benefit with the Enhanced Death Benefit I.


/5/ You pay the Separate Account charge with the Basic Death Benefit for your class of the Deferred Annuity during the pay-out phase of your Contract. Charges for optional benefits are those for Deferred Annuities purchased after April 30, 2005. Different charges may have been in effect for prior time periods. We reserve the right to impose an additional Separate Account charge on Investment Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average Account Balance in the Separate Account in any such Investment Divisions as shown in the table labeled "Current Separate Account Charge for the American Funds(R) Investment Divisions". Different Separate Account charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions were in effect prior to May 1, 2004.

    We are waiving 0.08% of the Separate Account charge for the Investment Division investing in the WMC Large Cap Research Portfolio of the Met Investors Fund. We are waiving an amount equal to the Portfolio expenses that are in excess 0.87% for the Investment Division investing in the Oppenheimer Global Equity Portfolio of the Met Investors Fund.


/6/ The Separate Account charge for the Bonus Class will be reduced by 0.45% to 1.25% for the Basic Death Benefit (1.50% for amounts held in the American Funds(R) Investment Divisions) after You have held the Contract for seven years. Similarly, the Separate Account charge will be reduced by 0.45% to 1.45% for the Annual Step-Up Death Benefit and 1.60% for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit (1.70% and 1.85%, respectively, for amounts held in the American Funds(R) Investment Divisions) after You have held the Contract for seven years.

/7/ This charge is determined by adding the Separate Account charge, the Optional Step-Up Death Benefit charge or the Optional Greater of Annual Step-up or 5% Annual Increase Death Benefit charge, as applicable, and the Optional Earnings Preservation Benefit charge.

/8/ The Enhanced Death Benefit I may not be elected with the Optional Annual
    Step-Up Death Benefit, the Optional Greater of Annual Step-Up or 5% Annual Increase Amount Death Benefit or the Optional Earnings Preservation Benefit. The charge for the Enhanced Death Benefit I is a percentage of your Death Benefit Base, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract or after your optional benefit terminates. The Enhanced Death Benefit I charge may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum charge, then the charge for the optional benefit will not increase upon an Optional Step-Up. (See "Optional Death Benefits" for more information.)

/9/ You may only elect one Guaranteed Minimum Income Benefit at a time. You may not have a Guaranteed Withdrawal Benefit, a Guaranteed Minimum Income Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time.

/10/The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract or after your optional benefit terminates. Charges may increase upon an Optional Step-Up/Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Optional Step-Up/Optional Reset. (See "Guaranteed Income Benefits" for more information.)

/11/The charge for the Guaranteed Withdrawal Benefit I and the Enhanced
    Guaranteed Withdrawal Benefit is a percentage of your Guaranteed Withdrawal Amount, as defined later in this Prospectus. The charge for the Lifetime Withdrawal Guarantee Benefit I and Lifetime Withdrawal Guarantee Benefit II is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Deferred Annuity, or after your optional benefit terminates. Charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum charge, then the charge for the optional benefit will not increase upon an Optional Step-Up or Optional Reset. Certain guaranteed withdrawal benefit optional benefits are no longer available for sale. (See "Guaranteed Withdrawal Benefits" for more information.)

/12/The charge for the Guaranteed Minimum Accumulation Benefit is a percentage of your Guaranteed Accumulation Amount, as defined later in this Prospectus. You do not pay for this charge once You are in the pay-out phase of your Contract or after your optional benefits terminates. (See "Guaranteed Minimum Accumulation Benefit" for more information.)

Table 4-- Portfolio Fees and Expenses as of December 31, 2013 (unless otherwise noted)

(as a percentage of average daily net assets)


  AMERICAN FUNDS(R)--CLASS 2
                                                                   DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE
                                                                      AND/OR             FUND FEES  ANNUAL    WAIVER AND/OR
                                                        MANAGEMENT   SERVICE     OTHER      AND    OPERATING     EXPENSE
                                                           FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------------
American Funds Bond Portfolio..........................    0.37%       0.25%      0.02%     --       0.64%         --
American Funds Global Small Capitalization Portfolio...    0.70%       0.25%      0.04%     --       0.99%         --
American Funds Growth Portfolio........................    0.33%       0.25%      0.02%     --       0.60%         --
American Funds Growth-Income Portfolio.................    0.27%       0.25%      0.02%     --       0.54%         --
                                                                                                             ----------------


  AMERICAN FUNDS(R)--CLASS 2
                                                        NET TOTAL
                                                         ANNUAL
                                                        OPERATING
                                                        EXPENSES
-----------------------------------------------------------------
American Funds Bond Portfolio..........................   0.64%
American Funds Global Small Capitalization Portfolio...   0.99%
American Funds Growth Portfolio........................   0.60%
American Funds Growth-Income Portfolio.................   0.54%
                                                        ---------



  MET INVESTORS FUND
                                                                               DISTRIBUTION          ACQUIRED    TOTAL
                                                                                  AND/OR             FUND FEES  ANNUAL
                                                                    MANAGEMENT   SERVICE     OTHER      AND    OPERATING
                                                                       FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Global Dynamic Allocation Portfolio -- Class B...    0.61%       0.25%      0.03%    0.01%     0.90%
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio --
  Class B..........................................................    0.68%       0.25%      0.93%      --      1.86%
American Funds(R) Balanced Allocation Portfolio -- Class C.........    0.06%       0.55%        --     0.42%     1.03%
American Funds(R) Growth Allocation Portfolio -- Class C...........    0.06%       0.55%      0.01%    0.43%     1.05%
American Funds(R) Moderate Allocation Portfolio -- Class C.........    0.06%       0.55%      0.01%    0.40%     1.02%
AQR Global Risk Balanced Portfolio -- Class B......................    0.61%       0.25%      0.04%    0.03%     0.93%
BlackRock Global Tactical Strategies Portfolio -- Class B..........    0.66%       0.25%      0.01%    0.14%     1.06%
Clarion Global Real Estate Portfolio -- Class B....................    0.60%       0.25%      0.05%      --      0.90%
ClearBridge Aggressive Growth Portfolio -- Class B.................    0.59%       0.25%      0.02%      --      0.86%
Harris Oakmark International Portfolio -- Class B..................    0.77%       0.25%      0.06%      --      1.08%
Invesco Balanced-Risk Allocation Portfolio -- Class B..............    0.64%       0.25%      0.04%    0.03%     0.96%
Invesco Mid Cap Value Portfolio -- Class B.........................    0.65%       0.25%      0.05%    0.08%     1.03%
Invesco Small Cap Growth Portfolio -- Class B......................    0.85%       0.25%      0.02%      --      1.12%
JPMorgan Global Active Allocation Portfolio -- Class B.............    0.74%       0.25%      0.09%      --      1.08%
Loomis Sayles Global Markets Portfolio -- Class B..................    0.70%       0.25%      0.08%      --      1.03%
Lord Abbett Bond Debenture Portfolio -- Class B....................    0.51%       0.25%      0.03%      --      0.79%
Met/Franklin Low Duration Total Return Portfolio -- Class B........    0.50%       0.25%      0.05%      --      0.80%
MetLife Asset Allocation 100 Portfolio -- Class B..................    0.07%       0.25%      0.01%    0.70%     1.03%
MetLife Balanced Plus Portfolio -- Class B.........................    0.24%       0.25%      0.01%    0.42%     0.92%
MetLife Multi-Index Targeted Risk Portfolio -- Class B.............    0.18%       0.25%      0.11%    0.22%     0.76%
MFS(R) Research International Portfolio -- Class B.................    0.68%       0.25%      0.07%      --      1.00%
Morgan Stanley Mid Cap Growth Portfolio -- Class B.................    0.64%       0.25%      0.05%      --      0.94%
Oppenheimer Global Equity Portfolio -- Class B.....................    0.67%       0.25%      0.08%      --      1.00%
PanAgora Global Diversified Risk Portfolio -- Class B..............    0.65%       0.25%      0.98%    0.02%     1.90%



  MET INVESTORS FUND
                                                                    CONTRACTUAL FEE NET TOTAL
                                                                     WAIVER AND/OR   ANNUAL
                                                                        EXPENSE     OPERATING
                                                                     REIMBURSEMENT  EXPENSES
---------------------------------------------------------------------------------------------
AllianceBernstein Global Dynamic Allocation Portfolio -- Class B...      0.02%        0.88%
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio --
  Class B..........................................................      0.66%        1.20%
American Funds(R) Balanced Allocation Portfolio -- Class C.........        --         1.03%
American Funds(R) Growth Allocation Portfolio -- Class C...........        --         1.05%
American Funds(R) Moderate Allocation Portfolio -- Class C.........        --         1.02%
AQR Global Risk Balanced Portfolio -- Class B......................      0.02%        0.91%
BlackRock Global Tactical Strategies Portfolio -- Class B..........      0.03%        1.03%
Clarion Global Real Estate Portfolio -- Class B....................        --         0.90%
ClearBridge Aggressive Growth Portfolio -- Class B.................      0.00%        0.86%
Harris Oakmark International Portfolio -- Class B..................      0.02%        1.06%
Invesco Balanced-Risk Allocation Portfolio -- Class B..............      0.03%        0.93%
Invesco Mid Cap Value Portfolio -- Class B.........................      0.02%        1.01%
Invesco Small Cap Growth Portfolio -- Class B......................      0.02%        1.10%
JPMorgan Global Active Allocation Portfolio -- Class B.............      0.05%        1.03%
Loomis Sayles Global Markets Portfolio -- Class B..................        --         1.03%
Lord Abbett Bond Debenture Portfolio -- Class B....................        --         0.79%
Met/Franklin Low Duration Total Return Portfolio -- Class B........      0.03%        0.77%
MetLife Asset Allocation 100 Portfolio -- Class B..................        --         1.03%
MetLife Balanced Plus Portfolio -- Class B.........................      0.00%        0.92%
MetLife Multi-Index Targeted Risk Portfolio -- Class B.............        --         0.76%
MFS(R) Research International Portfolio -- Class B.................      0.06%        0.94%
Morgan Stanley Mid Cap Growth Portfolio -- Class B.................      0.01%        0.93%
Oppenheimer Global Equity Portfolio -- Class B.....................      0.03%        0.97%
PanAgora Global Diversified Risk Portfolio -- Class B..............      0.58%        1.32%
                                                                    -------------------------

  MET INVESTORS FUND
                                                                  DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE
                                                                     AND/OR             FUND FEES  ANNUAL    WAIVER AND/OR
                                                       MANAGEMENT   SERVICE     OTHER      AND    OPERATING     EXPENSE
                                                          FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------
PIMCO Inflation Protected Bond Portfolio -- Class B...    0.47%       0.25%      0.08%      --      0.80%        0.00%
PIMCO Total Return Portfolio -- Class B...............    0.48%       0.25%      0.03%      --      0.76%          --
Pyramis(R) Government Income Portfolio -- Class B.....    0.42%       0.25%      0.03%      --      0.70%          --
Pyramis(R) Managed Risk Portfolio -- Class B..........    0.45%       0.25%      0.45%    0.46%     1.61%        0.35%
Schroders Global Multi-Asset Portfolio -- Class B.....    0.65%       0.25%      0.10%    0.05%     1.05%          --
SSgA Growth and Income ETF Portfolio -- Class B.......    0.30%       0.25%      0.01%    0.23%     0.79%          --
SSgA Growth ETF Portfolio -- Class B..................    0.32%       0.25%      0.01%    0.25%     0.83%          --
T. Rowe Price Mid Cap Growth Portfolio -- Class B.....    0.75%       0.25%      0.03%      --      1.03%          --
WMC Large Cap Research Portfolio -- Class B...........    0.59%       0.25%      0.03%      --      0.87%        0.05%
                                                                                                            ----------------


  MET INVESTORS FUND
                                                       NET TOTAL
                                                        ANNUAL
                                                       OPERATING
                                                       EXPENSES
----------------------------------------------------------------
PIMCO Inflation Protected Bond Portfolio -- Class B...   0.80%
PIMCO Total Return Portfolio -- Class B...............   0.76%
Pyramis(R) Government Income Portfolio -- Class B.....   0.70%
Pyramis(R) Managed Risk Portfolio -- Class B..........   1.26%
Schroders Global Multi-Asset Portfolio -- Class B.....   1.05%
SSgA Growth and Income ETF Portfolio -- Class B.......   0.79%
SSgA Growth ETF Portfolio -- Class B..................   0.83%
T. Rowe Price Mid Cap Growth Portfolio -- Class B.....   1.03%
WMC Large Cap Research Portfolio -- Class B...........   0.82%
                                                       ---------



  METROPOLITAN FUND--CLASS B
                                                            DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                                               AND/OR             FUND FEES  ANNUAL    WAIVER AND/OR   ANNUAL
                                                 MANAGEMENT   SERVICE     OTHER      AND    OPERATING     EXPENSE     OPERATING
                                                    FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Stock Portfolio...    0.79%       0.25%      0.08%      --      1.12%        0.12%        1.00%
Barclays Aggregate Bond Index Portfolio.........    0.25%       0.25%      0.03%      --      0.53%        0.01%        0.52%
BlackRock Bond Income Portfolio.................    0.33%       0.25%      0.02%      --      0.60%        0.00%        0.60%
BlackRock Capital Appreciation Portfolio........    0.69%       0.25%      0.02%      --      0.96%        0.01%        0.95%
BlackRock Large Cap Value Portfolio.............    0.63%       0.25%      0.02%      --      0.90%        0.06%        0.84%
BlackRock Money Market Portfolio................    0.33%       0.25%      0.02%      --      0.60%        0.02%        0.58%
Frontier Mid Cap Growth Portfolio...............    0.72%       0.25%      0.03%      --      1.00%        0.01%        0.99%
Jennison Growth Portfolio.......................    0.60%       0.25%      0.02%      --      0.87%        0.07%        0.80%
Loomis Sayles Small Cap Core Portfolio..........    0.90%       0.25%      0.05%    0.12%     1.32%        0.07%        1.25%
Loomis Sayles Small Cap Growth Portfolio........    0.90%       0.25%      0.05%      --      1.20%        0.09%        1.11%
Met/Artisan Mid Cap Value Portfolio.............    0.81%       0.25%      0.02%      --      1.08%          --         1.08%
MetLife Asset Allocation 20 Portfolio...........    0.09%       0.25%      0.02%    0.52%     0.88%        0.01%        0.87%
MetLife Asset Allocation 40 Portfolio...........    0.07%       0.25%      0.01%    0.57%     0.90%          --         0.90%
MetLife Asset Allocation 60 Portfolio...........    0.06%       0.25%        --     0.62%     0.93%          --         0.93%
MetLife Asset Allocation 80 Portfolio...........    0.06%       0.25%      0.01%    0.66%     0.98%          --         0.98%
MetLife Mid Cap Stock Index Portfolio...........    0.25%       0.25%      0.05%    0.02%     0.57%        0.00%        0.57%
MetLife Stock Index Portfolio...................    0.25%       0.25%      0.02%      --      0.52%        0.01%        0.51%
MFS(R) Total Return Portfolio...................    0.55%       0.25%      0.04%      --      0.84%          --         0.84%
MFS(R) Value Portfolio..........................    0.70%       0.25%      0.02%      --      0.97%        0.14%        0.83%
MSCI EAFE(R) Index Portfolio....................    0.30%       0.25%      0.10%    0.01%     0.66%        0.00%        0.66%
Neuberger Berman Genesis Portfolio..............    0.80%       0.25%      0.03%      --      1.08%        0.01%        1.07%
                                                                                                      -------------------------

  METROPOLITAN FUND--CLASS B
                                                       DISTRIBUTION          ACQUIRED    TOTAL   CONTRACTUAL FEE NET TOTAL
                                                          AND/OR             FUND FEES  ANNUAL    WAIVER AND/OR   ANNUAL
                                            MANAGEMENT   SERVICE     OTHER      AND    OPERATING     EXPENSE     OPERATING
                                               FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES   REIMBURSEMENT  EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Portfolio............    0.25%       0.25%      0.06%    0.11%     0.67%        0.00%        0.67%
T. Rowe Price Large Cap Growth Portfolio...    0.60%       0.25%      0.03%      --      0.88%        0.01%        0.87%
T. Rowe Price Small Cap Growth Portfolio...    0.48%       0.25%      0.04%      --      0.77%          --         0.77%
Western Asset Management Strategic Bond
  Opportunities Portfolio..................    0.60%       0.25%      0.06%      --      0.91%        0.04%        0.87%
Western Asset Management U.S. Government
  Portfolio................................    0.47%       0.25%      0.02%      --      0.74%        0.01%        0.73%
WMC Balanced Portfolio.....................    0.46%       0.25%      0.05%      --      0.76%        0.00%        0.76%
WMC Core Equity Opportunities Portfolio....    0.70%       0.25%      0.02%      --      0.97%        0.11%        0.86%
                                                                                                 -------------------------



  The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.


  Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

  EXAMPLES
  These Examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, annual Contract fees, if any, separate account charges, and underlying Portfolio fees and expenses.

  Examples 1 through 4 assume You purchased the Contract with optional benefits that result in the highest possible combination of charges. Example 1 relates to the purchase of the Deferred Annuity with the B Class; Example 2 relates to the purchase of the Deferred Annuity with the Bonus Class; Example 3 relates to the purchase of the Deferred Annuity with the C Class; and Example 4 relates to the purchase of the Deferred Annuity with the L Class.

  Examples 5 through 8 assume You purchased the Contract with no optional benefits that result in the least expensive combination of charges. Example 5 relates to the purchase of the Deferred Annuity with the B Class; Example 6 relates to the purchase of the Deferred Annuity with the Bonus Class; Example 7 relates to the purchase of the Deferred Annuity with the C Class; and Example 8 relates to the purchase of the Deferred Annuity with the L Class.

  Example 1. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE B CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . You select the Enhanced Death Benefit I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . You select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and


  You fully surrender your Contract, with applicable Withdrawal Charges deducted.


                                       1      3      5     10
                                      YEAR  YEARS  YEARS  YEARS
                ------------------------------------------------
                Maximum............. $1,359 $2,550 $3,764 $7,097
                Minimum............. $1,221 $2,151 $3,126 $5,968


  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).


                                       1     3      5     10
                                      YEAR YEARS  YEARS  YEARS
                 ----------------------------------------------
                 Maximum............. $659 $2,010 $3,404 $7,097
                 Minimum............. $521 $1,611 $2,766 $5,968



  Example 2. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE BONUS CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . You select the Enhanced Death Benefit I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . You select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and


  You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
------------------------------------------------------------------------------
Maximum........................................... $1,651 $2,940 $4,265 $7,646
Minimum........................................... $1,509 $2,534 $3,620 $6,537

  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $724 $2,199 $3,709 $7,646
Minimum........................................... $582 $1,792 $3,063 $6,537



  Example 3. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE C CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You pay the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . You select the Enhanced Death Benefit I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . You select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and


  You surrender your Contract, You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges apply to the C Class).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $699 $2,123 $3,582 $7,394
Minimum........................................... $561 $1,728 $2,955 $6,312



  Example 4. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE L CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . You select the Enhanced Death Benefit I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . You select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and


  You fully surrender your Contract with applicable Withdrawal Charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
------------------------------------------------------------------------------
Maximum........................................... $1,384 $2,531 $3,516 $7,284
Minimum........................................... $1,246 $2,134 $2,884 $6,185

  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $684 $2,081 $3,516 $7,284
Minimum........................................... $546 $1,684 $2,884 $6,185



  Example 5. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:
  Assumptions:
 .  YOU SELECT THE B CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You pay the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return; and


  You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,044 $1,587 $2,130 $3,671
 Minimum........................................... $  906 $1,175 $1,446 $2,319


  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $344 $1,047 $1,770 $3,671
  Minimum........................................... $206 $  635 $1,086 $2,319



  Example 6. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE BONUS CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You pay the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return; and


  You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,327 $1,953 $2,597 $4,189
 Minimum........................................... $1,185 $1,533 $1,905 $2,855

  You do not surrender your Contract or elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $400 $1,212 $2,040 $4,189
  Minimum........................................... $258 $  791 $1,348 $2,855



  Example 7. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE C CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You pay the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return; and



  You surrender your Contract, You do not surrender your Contract or elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges apply to the C Class).


                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $384 $1,164 $1,961 $4,030
  Minimum........................................... $246 $  756 $1,288 $2,730



  Example 8. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE L CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You pay the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return; and


  You fully surrender your Contract with applicable Withdrawal Charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,069 $1,570 $1,890 $3,897
 Minimum........................................... $  931 $1,161 $1,213 $2,577


  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).


                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $369 $1,120 $1,890 $3,897
  Minimum........................................... $231 $  711 $1,213 $2,577

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

       See Appendix B.

METLIFE

      Metropolitan Life Insurance Company ("MLIC" or the "Company") is a leading provider of insurance, annuities, and employee benefits programs with operations throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and many other services to corporations and other institutions. The Company was formed under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. is a leading global provider of insurance, annuities and employee benefit programs, serving 90 million customers. Through its subsidiaries and affiliates, MetLife, Inc. holds leading market positions in the United States, Japan, Latin America, Asia, Europe and the Middle East.

METROPOLITAN LIFE

SEPARATE ACCOUNT E

       We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Select Variable Annuity Contracts and
some other variable annuity Contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account are also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. We issue other annuity Contracts and life insurance policies where we pay all money we owe under those Contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While if does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

VARIABLE ANNUITIES

    This Prospectus describes a type of variable annuity, a Deferred Annuity. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the Investment
Divisions You choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk.

The degree of risk will depend on the Investment Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Investment Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Account." The Fixed Account is not available to all Contract Owners. The Fixed Account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your Contract is issued but will not be less than 1%. The variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

REPLACEMENT OF ANNUITY CONTRACTS

EXCHANGE PROGRAMS: From time to time we may offer programs under which certain fixed or variable annuity Contracts previously issued by us may be exchanged for the Deferred Annuity offered by this Prospectus. Currently, with respect to exchanges from certain of our variable annuity Contracts to this Deferred Annuity, an existing Contract is eligible for exchange if a withdrawal from, or surrender of, the Contract would not trigger a Withdrawal Charge. The Account Balance of this Deferred Annuity attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the Enhanced Dollar Cost Averaging Program. Any additional purchase payments contributed to the new Deferred Annuity will be subject to all fees and charges, including the Withdrawal Charge described in this Prospectus. You should carefully consider whether an exchange is appropriate for You by comparing the death benefits, living benefits, and other guarantees provided by the Contract You currently own to the benefits and guarantees that would be provided by the new Contract offered in this Prospectus. Then You should compare the fees and charges (E.G., the death benefit charges, the living benefit charges, and the separate account charge) of your current Contract to the fees and charges of the new Contract, which may be higher than your current Contract. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for Federal income tax purposes; however, You should consult your tax adviser before making any such exchange.

OTHER EXCHANGES: Generally, You can exchange one variable annuity Contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange You should compare both annuities carefully. If You exchange another annuity for the one described in this Prospectus, unless the exchange occurs under one of our exchange programs described above, You might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this Deferred Annuity. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing variable annuity Contract. Before You exchange another annuity for our Deferred Annuity, ask your registered representative whether the exchange would be advantageous, given the Contract features, benefits and charges.

THE DEFERRED ANNUITY


    You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.


This Prospectus describes all the material features of the Contract.

NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the Owner of a non-qualified Deferred Annuity, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Deferred Annuity will generally, eliminate the Beneficiary's ability to "stretch" or a spousal Beneficiary's ability to continue the Deferred Annuity and the living and/or death benefits.

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You elect to have us pay You "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."

The Deferred Annuity is offered in several variations, which we call "classes." Each class offers You the ability to choose certain features. Each has its own Separate Account charge and applicable Withdrawal Charge (except C Class which has no Withdrawal Charges). The Deferred Annuity also offers You the opportunity to choose optional benefits, each for a charge in addition to the Separate Account charge with the Basic Death Benefit for that class. If You purchase any of the optional death benefits, You receive the optional benefit in place of the Basic Death Benefit. In deciding what class of the Deferred Annuity to purchase, You should consider the amount of Separate Account and Withdrawal Charges You are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, You should consider the desirability of the benefit relative to its additional cost and to your needs. Unless You tell us otherwise, we will assume that You are purchasing the B Class Deferred Annuity with the Basic Death Benefit and no optional benefits. These optional benefits are:

..   an Annual Step-Up Death Benefit;

..   a Greater of Annual Step-Up or 5% Annual Increase Death Benefit;

..   an Enhanced Death Benefit (the "EDB I");

..   an Earnings Preservation Benefit;

..   Guaranteed Minimum Income Benefits (the Guaranteed Minimum Income Benefit
    Plus II (the "GMIB Plus II"), the Guaranteed Minimum Income Plus I (the "GMIB Plus I"), the Guaranteed Minimum Income Benefit II (the "GMIB II") and the Guaranteed Minimum Income Benefit I (the "GMIB I") are collectively, the "GMIBs");

..   Guaranteed Withdrawal Benefits (the Lifetime Withdrawal Guarantee II (the
    "LWG II"), the Lifetime Withdrawal Guarantee I (the "LWG I"), the Enhanced Guaranteed Withdrawal Benefit (the "Enhanced GWB") and the Guaranteed Withdrawal Benefit I (the "GWB I") are collectively, the "GWBs"); and

..   a Guaranteed Minimum Accumulation Benefit (the "GMAB").

You may not have a GMIB, a GWB or the GMAB in effect at the same time. You may not have the EDB I in effect with any living benefit except the GMIB Plus II. None of these optional benefits are currently available for sale.

Each of these optional benefits is described in more detail later in this Prospectus. The availability of optional benefits and features of optional benefits may vary by state.

We may restrict the investment choices available to You if You select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.

Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your Contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the Prospectus describing such benefits and guarantees.

CLASSES OF THE DEFERRED ANNUITY

B CLASS

The B Class has a 1.25% annual Separate Account charge (1.50% in the case of each American Funds(R) Investment Division) and a declining seven year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit or the greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.45% to 1.60% or, in the case of each American Funds(R) Investment Division, 1.70% to 1.85%. If You choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds(R) Investment Division, 1.95% to 2.10%.

THE BONUS CLASS (MAY ALSO BE KNOWN AS THE "B PLUS CLASS" IN OUR SALES LITERATURE AND ADVERTISING)

You may purchase a Contract in the Bonus Class before your 81st birthday. If there are joint Contract Owners, the age of the oldest joint Contract Owner will be used to determine eligibility. Under the Bonus Class Deferred Annuity, we currently credit 3% to each of your purchase payments made during the first Contract Year. The Bonus will be applied on a pro-rata basis to the Fixed Account, if available, and the Investment Divisions of the Separate Account based upon your allocation for your purchase payments. The Bonus Class has a 1.70% annual Separate Account charge (1.95% in the case of each American Funds(R) Investment Division) and a declining seven year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.90% to 2.05% or, in the case of each American Funds(R) Investment Division, 2.15% to 2.30%. If You choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 2.15% to 2.30% or, in the case of each American Funds(R) Investment Division, 2.40% to 2.55%. After You have held the Contract for seven years, the Separate Account charge declines 0.45% to 1.25% with the Basic Death Benefit (1.50% in the case of each American Funds(R) Investment Division). After You have held the Contract for seven years, the Separate Account charge declines to 1.45% and 1.60%, respectively, for the Annual Step-Up Death Benefit and for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or, in the case of each American Funds(R) Investment Division, 1.70% to 1.85%.

Investment returns for the Bonus Class Deferred Annuity may be lower than those for the B Class Deferred Annuity if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the Bonus Class Deferred Annuity. (If the Fixed Account is available, Fixed Account rates for the Bonus Class may be lower than those declared for the other classes.)

The Bonus Class Deferred Annuity may not be appropriate with certain qualified plans where there may be minimal initial purchase payments submitted in the first year.

Therefore, the choice between the Bonus Class and the B Class Deferred Annuity is a judgment as to whether a higher Separate Account charge with a 3% credit is more advantageous than a lower Separate Account charge without the 3% credit.

There is no guarantee that the Bonus Class Deferred Annuity will have higher returns than the B Class Deferred Annuity, the other classes of the Deferred Annuity, similar Contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while the additional Separate Account charge of 0.45% for the Bonus will be assessed on all amounts in the Separate Account for the first seven years.

The following table demonstrates hypothetical investment returns for a Deferred Annuity with the 3% credit compared to a Contract without the Bonus. Both Deferred Annuities are assumed to have no optional benefits. The figures are based on:

a)  a $50,000 initial purchase payment with no other purchase payments;

b) deduction of the Separate Account charge at a rate of 1.70% (1.25% in years 8-10) (Bonus Class Deferred Annuity) and 1.25% (B Class Deferred Annuity); and

c) an assumed investment return for the investment choices before Separate Account charges of 8.05% for each of 10 years.

--------------------------------------------------------------------------------

                                      Bonus Class                B Class
                                (1.70% Separate Account  (1.25% Separate Account
        Contract Year          charge for first 7 years)    charge all years)
--------------------------------------------------------------------------------
1                                       $54,770                  $53,400
--------------------------------------------------------------------------------
2                                       $58,248                  $57,031
--------------------------------------------------------------------------------
3                                       $61,947                  $60,909
--------------------------------------------------------------------------------
4                                       $65,881                  $65,051
--------------------------------------------------------------------------------
5                                       $70,064                  $69,475
--------------------------------------------------------------------------------
6                                       $74,513                  $74,199
--------------------------------------------------------------------------------
7                                       $79,245                  $79,244
--------------------------------------------------------------------------------
8                                       $84,633                  $84,633
--------------------------------------------------------------------------------
9                                       $90,388                  $90,388
--------------------------------------------------------------------------------
10                                      $96,535                  $96,534
--------------------------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Bonus Class is. The table above assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Deferred Annuity, the rate of return would have to be higher in order to "break-even" by the end of the seventh year or the break-even point would otherwise occur sooner. The break-even point is when the Account Balance of a Bonus Class Contract will equal the Account Balance of a B Class Contract, assuming equal initial purchase payments and a level rate of return, and thereafter, the Account Balance would be higher in a B Class Contract.

The decision to elect the Bonus Class is irrevocable. We may make a profit from the additional Separate Account charge. The Enhanced Dollar Cost Averaging Program is not available with the Bonus Class.

The guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity. Current rates for the Bonus Class may be lower than those for the other classes of the Deferred Annuity.

Any 3% credit does not become yours until after the "free look" period; we retrieve it if You exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.

If we agree to permit your Beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, a new Contract will be issued in order to facilitate the distribution of payments. The new Contract will be issued in the same Contract class, except, if You had a Bonus Class Deferred Annuity, the Contract will be issued as a B Class Deferred Annuity.

C CLASS

The C Class has a 1.65% annual Separate Account charge (1.90% in the case of each American Funds(R) Investment Division) and no Withdrawal Charge. If You choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.85% to 2.00% or, in the case of each American Funds(R) Investment Division, 2.10% to 2.25%. If You choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 2.10% to 2.25% or, in the case of each American Funds(R) Investment Division, 2.35% to 2.50%. The Fixed Account, the Enhanced Dollar Cost Averaging Program, Equity Generator(R) and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003. A money market Investment Division is available in the C Class Deferred Annuity purchased after April 30, 2003.

L CLASS

The L Class has a 1.50% annual Separate Account charge (1.75% in the case of each American Funds(R) Investment Division) and a declining three year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds(R) Investment Division, 1.95% to 2.10%. If You choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 1.95% to 2.10% or, in the case of each American Funds(R) Investment Division, 2.20% to 2.35%. If the Fixed Account is available, Fixed Account rates for the L Class may be lower than those declared for the other classes.

YOUR INVESTMENT CHOICES

The Metropolitan Fund, the Met Investors Fund and the American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the Investment Divisions. The classes of shares available to the Deferred Annuities, Class B of the Metropolitan Fund, Class B of the Met Investors Fund (except for the American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation and American Funds(R) Moderate Allocation Portfolios which are Class
C), and Class 2 of the American Funds(R), each impose a 12b-1 Plan fee.

The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See "Appendix C -- Portfolio Legal and Marketing Names".) The Investment Divisions generally offer the opportunity for greater returns over the long term than our Fixed Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk You assume will depend on the Investment Divisions You choose. While the Investment Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Investment Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the Investment Divisions may go down as well as up.

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment manager and any sub-investment manager.




                                                                                            INVESTMENT MANAGER/
PORTFOLIO                      INVESTMENT OBJECTIVE                                        SUB-INVESTMENT MANAGER
---------                      --------------------                                        ----------------------
                                                     AMERICAN FUNDS(R)
                                                      -----------------
AMERICAN FUNDS BOND PORTFOLIO  SEEKS AS HIGH A LEVEL OF CURRENT INCOME AS IS   CAPITAL RESEARCH AND MANAGEMENT COMPANY
                               CONSISTENT WITH THE PRESERVATION OF CAPITAL.
AMERICAN FUNDS GLOBAL SMALL    SEEKS LONG-TERM GROWTH OF CAPITAL.              CAPITAL RESEARCH AND MANAGEMENT COMPANY
CAPITALIZATION PORTFOLIO
AMERICAN FUNDS GROWTH          SEEKS GROWTH OF CAPITAL.                        CAPITAL RESEARCH AND MANAGEMENT COMPANY
PORTFOLIO
AMERICAN FUNDS GROWTH-INCOME   SEEKS LONG-TERM GROWTH OF CAPITAL AND INCOME.   CAPITAL RESEARCH AND MANAGEMENT COMPANY
PORTFOLIO
                                                     MET INVESTORS FUND
                                                     ------------------
ALLIANCEBERNSTEIN GLOBAL       SEEKS CAPITAL APPRECIATION AND CURRENT INCOME.  METLIFE ADVISERS, LLC
DYNAMIC ALLOCATION PORTFOLIO                                                   SUB-INVESTMENT MANAGER: ALLIANCEBERNSTEIN L.P.
ALLIANZ GLOBAL INVESTORS       SEEKS TOTAL RETURN.                             METLIFE ADVISERS, LLC
DYNAMIC MULTI-ASSET PLUS                                                       SUB-INVESTMENT MANAGER: ALLIANZ GLOBAL
PORTFOLIO                                                                      INVESTORS U.S. LLC
AMERICAN FUNDS(R) BALANCED     SEEKS A BALANCE BETWEEN A HIGH LEVEL OF         METLIFE ADVISERS, LLC
ALLOCATION PORTFOLIO           CURRENT INCOME AND GROWTH OF CAPITAL, WITH A
                               GREATER EMPHASIS ON GROWTH OF CAPITAL.
AMERICAN FUNDS(R) GROWTH       SEEKS GROWTH OF CAPITAL.                        METLIFE ADVISERS, LLC
ALLOCATION PORTFOLIO
AMERICAN FUNDS(R) MODERATE     SEEKS A HIGH TOTAL RETURN IN THE FORM OF INCOME METLIFE ADVISERS, LLC
ALLOCATION PORTFOLIO           AND GROWTH OF CAPITAL, WITH A GREATER
                               EMPHASIS ON INCOME.
AQR GLOBAL RISK BALANCED       SEEKS TOTAL RETURN.                             METLIFE ADVISERS, LLC
PORTFOLIO                                                                      SUB-INVESTMENT MANAGER: AQR CAPITAL
                                                                               MANAGEMENT, LLC

                                                                                             INVESTMENT MANAGER/
PORTFOLIO                      INVESTMENT OBJECTIVE                                         SUB-INVESTMENT MANAGER
---------                      --------------------                                         ----------------------
BLACKROCK GLOBAL TACTICAL      SEEKS CAPITAL APPRECIATION AND CURRENT INCOME.   METLIFE ADVISERS, LLC
STRATEGIES PORTFOLIO                                                            SUB-INVESTMENT MANAGER: BLACKROCK FINANCIAL
                                                                                MANAGEMENT, INC.
CLARION GLOBAL REAL ESTATE     SEEKS TOTAL RETURN THROUGH INVESTMENT IN REAL    METLIFE ADVISERS, LLC
PORTFOLIO                      ESTATE SECURITIES, EMPHASIZING BOTH CAPITAL      SUB-INVESTMENT MANAGER: CBRE CLARION
                               APPRECIATION AND CURRENT INCOME.                 SECURITIES LLC
CLEARBRIDGE AGGRESSIVE GROWTH  SEEKS CAPITAL APPRECIATION.                      METLIFE ADVISERS, LLC
PORTFOLIO                                                                       SUB-INVESTMENT MANAGER: CLEARBRIDGE
                                                                                INVESTMENTS, LLC
HARRIS OAKMARK INTERNATIONAL   SEEKS LONG-TERM CAPITAL APPRECIATION.            METLIFE ADVISERS, LLC
PORTFOLIO                                                                       SUB-INVESTMENT MANAGER: HARRIS ASSOCIATES L.P.
INVESCO BALANCED-RISK          SEEKS TOTAL RETURN.                              METLIFE ADVISERS, LLC
ALLOCATION PORTFOLIO                                                            SUB-INVESTMENT MANAGER: INVESCO ADVISERS,
                                                                                INC.
INVESCO MID CAP VALUE          SEEKS HIGH TOTAL RETURN BY INVESTING IN EQUITY   METLIFE ADVISERS, LLC
PORTFOLIO                      SECURITIES OF MID-SIZED COMPANIES.               SUB-INVESTMENT MANAGER: INVESCO ADVISERS,
                                                                                INC.
INVESCO SMALL CAP GROWTH       SEEKS LONG-TERM GROWTH OF CAPITAL.               METLIFE ADVISERS, LLC
PORTFOLIO                                                                       SUB-INVESTMENT MANAGER: INVESCO ADVISERS,
                                                                                INC.
JPMORGAN GLOBAL ACTIVE         SEEKS CAPITAL APPRECIATION AND CURRENT INCOME.   METLIFE ADVISERS, LLC
ALLOCATION PORTFOLIO                                                            SUB-INVESTMENT MANAGER: J.P. MORGAN
                                                                                INVESTMENT MANAGEMENT INC.
LOOMIS SAYLES GLOBAL MARKETS   SEEKS HIGH TOTAL INVESTMENT RETURN THROUGH A     METLIFE ADVISERS, LLC
PORTFOLIO                      COMBINATION OF CAPITAL APPRECIATION AND          SUB-INVESTMENT MANAGER: LOOMIS, SAYLES &
                               INCOME.                                          COMPANY, L.P.
LORD ABBETT BOND DEBENTURE     SEEKS HIGH CURRENT INCOME AND THE OPPORTUNITY    METLIFE ADVISERS, LLC
PORTFOLIO                      FOR CAPITAL APPRECIATION TO PRODUCE A HIGH TOTAL SUB-INVESTMENT MANAGER: LORD, ABBETT & CO.
                               RETURN.                                          LLC
MET/FRANKLIN LOW DURATION      SEEKS A HIGH LEVEL OF CURRENT INCOME, WHILE      METLIFE ADVISERS, LLC
TOTAL RETURN PORTFOLIO         SEEKING PRESERVATION OF SHAREHOLDERS' CAPITAL.   SUB-INVESTMENT MANAGER: FRANKLIN ADVISERS,
                                                                                INC.
METLIFE ASSET ALLOCATION 100   SEEKS GROWTH OF CAPITAL.                         METLIFE ADVISERS, LLC
PORTFOLIO
METLIFE BALANCED PLUS          SEEKS A BALANCE BETWEEN A HIGH LEVEL OF          METLIFE ADVISERS, LLC
PORTFOLIO                      CURRENT INCOME AND GROWTH OF CAPITAL, WITH A     SUB-INVESTMENT MANAGER: OVERLAY PORTION:
                               GREATER EMPHASIS ON GROWTH OF CAPITAL.           PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
METLIFE MULTI-INDEX TARGETED   SEEKS A BALANCE BETWEEN GROWTH OF CAPITAL        METLIFE ADVISERS, LLC
RISK PORTFOLIO                 AND CURRENT INCOME, WITH A GREATER EMPHASIS      SUB-INVESTMENT MANAGER: OVERLAY PORTION:
                               ON GROWTH OF CAPITAL.                            METLIFE INVESTMENT MANAGEMENT, LLC
MFS(R) RESEARCH INTERNATIONAL  SEEKS CAPITAL APPRECIATION.                      METLIFE ADVISERS, LLC
PORTFOLIO                                                                       SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                                                                FINANCIAL SERVICES COMPANY
MORGAN STANLEY MID CAP GROWTH  SEEKS CAPITAL APPRECIATION.                      METLIFE ADVISERS, LLC
PORTFOLIO                                                                       SUB-INVESTMENT MANAGER: MORGAN STANLEY
                                                                                INVESTMENT MANAGEMENT INC.
OPPENHEIMER GLOBAL EQUITY      SEEKS CAPITAL APPRECIATION.                      METLIFE ADVISERS, LLC
PORTFOLIO                                                                       SUB-INVESTMENT MANAGER: OPPENHEIMERFUNDS,
                                                                                INC.
PANAGORA GLOBAL DIVERSIFIED    SEEKS TOTAL RETURN.                              METLIFE ADVISERS, LLC
RISK PORTFOLIO                                                                  SUB-INVESTMENT MANAGER: PANAGORA ASSET
                                                                                MANAGEMENT, INC.
PIMCO INFLATION PROTECTED      SEEKS MAXIMUM REAL RETURN, CONSISTENT WITH       METLIFE ADVISERS, LLC
BOND PORTFOLIO                 PRESERVATION OF CAPITAL AND PRUDENT INVESTMENT   SUB-INVESTMENT MANAGER: PACIFIC INVESTMENT
                               MANAGEMENT.                                      MANAGEMENT COMPANY LLC

                                                                                          INVESTMENT MANAGER/
PORTFOLIO                      INVESTMENT OBJECTIVE                                      SUB-INVESTMENT MANAGER
---------                      --------------------                                      ----------------------
PIMCO TOTAL RETURN PORTFOLIO   SEEKS MAXIMUM TOTAL RETURN, CONSISTENT WITH     METLIFE ADVISERS, LLC
                               THE PRESERVATION OF CAPITAL AND PRUDENT         SUB-INVESTMENT MANAGER: PACIFIC INVESTMENT
                               INVESTMENT MANAGEMENT.                          MANAGEMENT COMPANY LLC
PYRAMIS(R) GOVERNMENT INCOME   SEEKS A HIGH LEVEL OF CURRENT INCOME,           METLIFE ADVISERS, LLC
PORTFOLIO                      CONSISTENT WITH PRESERVATION OF PRINCIPAL.      SUB-INVESTMENT MANAGER: PYRAMIS GLOBAL
                                                                               ADVISORS, LLC
PYRAMIS(R) MANAGED RISK        SEEKS TOTAL RETURN.                             METLIFE ADVISERS, LLC
PORTFOLIO                                                                      SUB-INVESTMENT MANAGER: PYRAMIS GLOBAL
                                                                               ADVISORS, LLC
SCHRODERS GLOBAL MULTI-ASSET   SEEKS CAPITAL APPRECIATION AND CURRENT INCOME.  METLIFE ADVISERS, LLC
PORTFOLIO                                                                      SUB-INVESTMENT MANAGER: SCHRODER
                                                                               INVESTMENT MANAGEMENT NORTH AMERICA INC.
                                                                               AND SCHRODER INVESTMENT MANAGEMENT NORTH
                                                                               AMERICA LIMITED
SSGA GROWTH AND INCOME ETF     SEEKS GROWTH OF CAPITAL AND INCOME.             METLIFE ADVISERS, LLC
PORTFOLIO                                                                      SUB-INVESTMENT MANAGER: SSGA FUNDS
                                                                               MANAGEMENT, INC.
SSGA GROWTH ETF PORTFOLIO      SEEKS GROWTH OF CAPITAL.                        METLIFE ADVISERS, LLC
                                                                               SUB-INVESTMENT MANAGER: SSGA FUNDS
                                                                               MANAGEMENT, INC.
T. ROWE PRICE MID CAP GROWTH   SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
PORTFOLIO                                                                      SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                                                               ASSOCIATES, INC.
WMC LARGE CAP RESEARCH         SEEKS LONG-TERM CAPITAL APPRECIATION.           METLIFE ADVISERS, LLC
PORTFOLIO                                                                      SUB-INVESTMENT MANAGER: WELLINGTON
                                                                               MANAGEMENT COMPANY, LLP
                                                    METROPOLITAN FUND
                                                    -----------------
BAILLIE GIFFORD INTERNATIONAL  SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
STOCK PORTFOLIO                                                                SUB-INVESTMENT MANAGER: BAILLIE GIFFORD
                                                                               OVERSEAS LIMITED
BARCLAYS AGGREGATE BOND INDEX  SEEKS TO TRACK THE PERFORMANCE OF THE BARCLAYS  METLIFE ADVISERS, LLC
PORTFOLIO                      U.S. AGGREGATE BOND INDEX.                      SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                                                               MANAGEMENT, LLC
BLACKROCK BOND INCOME          SEEKS A COMPETITIVE TOTAL RETURN PRIMARILY      METLIFE ADVISERS, LLC
PORTFOLIO                      FROM INVESTING IN FIXED-INCOME SECURITIES.      SUB-INVESTMENT MANAGER: BLACKROCK ADVISORS,
                                                                               LLC
BLACKROCK CAPITAL              SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
APPRECIATION PORTFOLIO                                                         SUB-INVESTMENT MANAGER: BLACKROCK ADVISORS,
                                                                               LLC
BLACKROCK LARGE CAP VALUE      SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
PORTFOLIO                                                                      SUB-INVESTMENT MANAGER: BLACKROCK ADVISORS,
                                                                               LLC
BLACKROCK MONEY MARKET         SEEKS A HIGH LEVEL OF CURRENT INCOME CONSISTENT METLIFE ADVISERS, LLC
PORTFOLIO                      WITH PRESERVATION OF CAPITAL.                   SUB-INVESTMENT MANAGER: BLACKROCK ADVISORS,
                                                                               LLC
FRONTIER MID CAP GROWTH        SEEKS MAXIMUM CAPITAL APPRECIATION.             METLIFE ADVISERS, LLC
PORTFOLIO                                                                      SUB-INVESTMENT MANAGER: FRONTIER CAPITAL
                                                                               MANAGEMENT COMPANY, LLC
JENNISON GROWTH PORTFOLIO      SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
                                                                               SUB-INVESTMENT MANAGER: JENNISON ASSOCIATES
                                                                               LLC
LOOMIS SAYLES SMALL CAP CORE   SEEKS LONG-TERM CAPITAL GROWTH FROM             METLIFE ADVISERS, LLC
PORTFOLIO                      INVESTMENTS IN COMMON STOCKS OR OTHER EQUITY    SUB-INVESTMENT MANAGER: LOOMIS, SAYLES &
                               SECURITIES.                                     COMPANY, L.P.

                                                                                          INVESTMENT MANAGER/
PORTFOLIO                      INVESTMENT OBJECTIVE                                      SUB-INVESTMENT MANAGER
---------                      --------------------                                      ----------------------
LOOMIS SAYLES SMALL CAP        SEEKS LONG-TERM CAPITAL GROWTH.                 METLIFE ADVISERS, LLC
GROWTH PORTFOLIO                                                               SUB-INVESTMENT MANAGER: LOOMIS, SAYLES &
                                                                               COMPANY, L.P.
MET/ARTISAN MID CAP VALUE      SEEKS LONG-TERM CAPITAL GROWTH.                 METLIFE ADVISERS, LLC
PORTFOLIO                                                                      SUB-INVESTMENT MANAGER: ARTISAN PARTNERS
                                                                               LIMITED PARTNERSHIP
METLIFE ASSET ALLOCATION 20    SEEKS A HIGH LEVEL OF CURRENT INCOME, WITH      METLIFE ADVISERS, LLC
PORTFOLIO                      GROWTH OF CAPITAL AS A SECONDARY OBJECTIVE.
METLIFE ASSET ALLOCATION 40    SEEKS HIGH TOTAL RETURN IN THE FORM OF INCOME   METLIFE ADVISERS, LLC
PORTFOLIO                      AND GROWTH OF CAPITAL, WITH A GREATER
                               EMPHASIS ON INCOME.
METLIFE ASSET ALLOCATION 60    SEEKS A BALANCE BETWEEN A HIGH LEVEL OF         METLIFE ADVISERS, LLC
PORTFOLIO                      CURRENT INCOME AND GROWTH OF CAPITAL, WITH A
                               GREATER EMPHASIS ON GROWTH OF CAPITAL.
METLIFE ASSET ALLOCATION 80    SEEKS GROWTH OF CAPITAL.                        METLIFE ADVISERS, LLC
PORTFOLIO
METLIFE MID CAP STOCK INDEX    SEEKS TO TRACK THE PERFORMANCE OF THE           METLIFE ADVISERS, LLC
PORTFOLIO                      STANDARD & POOR'S MIDCAP 400(R) COMPOSITE       SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                               STOCK PRICE INDEX.                              MANAGEMENT, LLC
METLIFE STOCK INDEX PORTFOLIO  SEEKS TO TRACK THE PERFORMANCE OF THE           METLIFE ADVISERS, LLC
                               STANDARD & POOR'S 500(R) COMPOSITE STOCK        SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                               PRICE INDEX.                                    MANAGEMENT, LLC
MFS(R) TOTAL RETURN PORTFOLIO  SEEKS A FAVORABLE TOTAL RETURN THROUGH          METLIFE ADVISERS, LLC
                               INVESTMENT IN A DIVERSIFIED PORTFOLIO.          SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                                                               FINANCIAL SERVICES COMPANY
MFS(R) VALUE PORTFOLIO         SEEKS CAPITAL APPRECIATION.                     METLIFE ADVISERS, LLC
                                                                               SUB-INVESTMENT MANAGER: MASSACHUSETTS
                                                                               FINANCIAL SERVICES COMPANY
MSCI EAFE(R) INDEX PORTFOLIO   SEEKS TO TRACK THE PERFORMANCE OF THE MSCI      METLIFE ADVISERS, LLC
                               EAFE(R) INDEX.                                  SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                                                               MANAGEMENT, LLC
NEUBERGER BERMAN GENESIS       SEEKS HIGH TOTAL RETURN, CONSISTING PRINCIPALLY METLIFE ADVISERS, LLC
PORTFOLIO                      OF CAPITAL APPRECIATION.                        SUB-INVESTMENT MANAGER: NEUBERGER BERMAN
                                                                               MANAGEMENT LLC
RUSSELL 2000(R) INDEX          SEEKS TO TRACK THE PERFORMANCE OF THE RUSSELL   METLIFE ADVISERS, LLC
PORTFOLIO                      2000(R) INDEX.                                  SUB-INVESTMENT MANAGER: METLIFE INVESTMENT
                                                                               MANAGEMENT, LLC
T. ROWE PRICE LARGE CAP        SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
GROWTH PORTFOLIO                                                               SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                                                               ASSOCIATES, INC.
T. ROWE PRICE SMALL CAP        SEEKS LONG-TERM CAPITAL GROWTH.                 METLIFE ADVISERS, LLC
GROWTH PORTFOLIO                                                               SUB-INVESTMENT MANAGER: T. ROWE PRICE
                                                                               ASSOCIATES, INC.
WESTERN ASSET MANAGEMENT       SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT WITH  METLIFE ADVISERS, LLC
STRATEGIC BOND OPPORTUNITIES   PRESERVATION OF CAPITAL.                        SUB-INVESTMENT MANAGER: WESTERN ASSET
PORTFOLIO                                                                      MANAGEMENT COMPANY
WESTERN ASSET MANAGEMENT U.S.  SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT WITH  METLIFE ADVISERS, LLC
GOVERNMENT PORTFOLIO           PRESERVATION OF CAPITAL AND MAINTENANCE OF      SUB-INVESTMENT MANAGER: WESTERN ASSET
                               LIQUIDITY.                                      MANAGEMENT COMPANY
WMC BALANCED PORTFOLIO         SEEKS LONG-TERM CAPITAL APPRECIATION WITH       METLIFE ADVISERS, LLC
                               SOME CURRENT INCOME.                            SUB-INVESTMENT MANAGER: WELLINGTON
                                                                               MANAGEMENT COMPANY, LLP
WMC CORE EQUITY OPPORTUNITIES  SEEKS TO PROVIDE A GROWING STREAM OF INCOME     METLIFE ADVISERS, LLC
PORTFOLIO                      OVER TIME AND, SECONDARILY, LONG-TERM CAPITAL   SUB-INVESTMENT MANAGER: WELLINGTON
                               APPRECIATION AND CURRENT INCOME.                MANAGEMENT COMPANY, LLP

Some of the investment choices may not be available under the terms of your Deferred Annuity. Your Contract or other correspondence we provide You will indicate the Investment Divisions that are available to You. The BlackRock Money Market Division is only available in the C Class Deferred Annuity purchased after April 30, 2003, and Deferred Annuities issued in New York State and Washington State with the GMIB I, the GMIB II, the GMIB Plus I, the GMIB Plus II, the GWB I, the Enhanced GWB, the LWG I, the LWG II or the EDB I. Your investment choices may be limited because:

..   We have restricted the available Investment Divisions.

..   Some of the Investment Divisions are not approved in your state.

..   Your employer, association or other group Contract Owner limits the available Investment Divisions.

INVESTMENT CHOICES WHICH ARE FUND OF FUNDS

The following portfolios available within the Metropolitan Series Fund and Met Investors Series Trust, are "fund of funds":


MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio
MetLife Asset Allocation 100 Portfolio

American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio


SSgA Growth ETF Portfolio
SSgA Growth and Income ETF Portfolio
MetLife Balanced Plus Portfolio
BlackRock Global Tactical Strategies Portfolio
MetLife Multi-Index Targeted Risk Portfolio
Pyramis(R) Managed Risk Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSgA Growth ETF Portfolio and the SSgA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.

INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN OPTIONAL BENEFITS

If You elect the LWG II, the GMIB Plus II or the EDB I, You must comply with certain investment allocation restrictions. Specifically, You must allocate according to either Option (A) or Option (B) (the "Option (B) Investment Allocation Restrictions") below. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). Only certain of the automated investment strategies are available under Option (A) and Option (B). (See "Optional Automated Investment Strategies and Optional Enhanced Dollar Cost Averaging Program" in this section and the chart titled "Enhanced Dollar Cost Averaging ("EDCA") Program and Automated Investment Strategies").

(A)You must allocate:


  . 100% of your purchase payments or Account Value among the AllianceBernstein Global Dynamic Allocation Investment Division, Allianz Global Investors Dynamic Multi-Asset Plus Investment Division, American Funds(R) Balanced Allocation Investment Division, American Funds(R) Moderate Allocation Investment Division, AQR Global Risk Balanced Investment Division, BlackRock Global Tactical Strategies Investment Division, Invesco Balanced-Risk Allocation Investment Division, JPMorgan Global Active Allocation Investment Division, MetLife Balanced Plus Investment Division, MetLife Asset Allocation 20 Investment Division, MetLife Asset Allocation 40 Investment Division, MetLife Asset Allocation 60 Investment Division, MetLife Multi-Index Targeted Risk Investment Division, PanAgora Global Diversified Risk Investment Division, Pyramis(R) Managed Risk Investment Division, Schroders Global Multi-Asset Investment Division, SSgA Growth and Income ETF Investment Division, and/or the Fixed Account and the BlackRock Money Market Investment Division (where available) (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Divisions; you may not allocate purchase payments to an automated investment strategy).


   OR

(B)You must allocate:

  . AT LEAST 30% of purchase payments or Account Balance to Platform 1 investment choices and/or to the Fixed Account and the BlackRock Money Market Investment Division (where available);

  . UP TO 70% of purchase payments or Account Balance to Platform 2 investment choices;

  . UP TO 15% of purchase payments or Account Balance to Platform 3 investment choices; and

  . UP TO 15% of purchase payments or Account Balance to Platform 4 investment choices.

SUBSEQUENT PURCHASE PAYMENTS

Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to Option (B) above, it is important to remember that the entire Account Balance will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment if the new allocation instructions differ from those previously received on the Contract. Allocating according to Option (B) does not permit You to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of Option B, the entire Account Balance will be immediately allocated according to the most recently provided allocation instructions.

EXAMPLE:

Your Account Balance is $100,000 and You have allocated 70% to the American Funds Growth Investment Division and 30% to the PIMCO Total Return Investment Division using Option (B). You make a subsequent purchase payment of $5,000 and provide instructions to allocate that payment 100% to the BlackRock Bond Income Investment Division. As a result, your entire Account Balance of $105,000 will then be reallocated to the BlackRock Bond Income Investment Division.

The investment choices in each platform are as follows:

          PLATFORM 1
          ----------
                          AMERICAN FUNDS BOND
                          BARCLAYS AGGREGATE BOND INDEX
                          BLACKROCK BOND INCOME
                          MET/FRANKLIN LOW DURATION TOTAL RETURN
                          PIMCO INFLATION PROTECTION BOND
                          PIMCO TOTAL RETURN
                          PYRAMIS(R) GOVERNMENT INCOME
                          WESTERN ASSET MANAGEMENT U.S. GOVERNMENT

PLATFORM 2
----------
                ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION        LOOMIS SAYLES GLOBAL MARKETS
                ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS  LORD ABBETT BOND DEBENTURE
                AMERICAN FUNDS GROWTH                              METLIFE ASSET ALLOCATION 100
                AMERICAN FUNDS GROWTH-INCOME                       METLIFE BALANCED PLUS
                AQR GLOBAL RISK BALANCED                           METLIFE MULTI-INDEX TARGETED RISK
                BAILLIE GIFFORD INTERNATIONAL STOCK                MFS(R) VALUE
                BLACKROCK CAPITAL APPRECIATION                     MSCI EAFE(R) INDEX
                BLACKROCK GLOBAL TACTICAL STRATEGIES               OPPENHEIMER GLOBAL EQUITY
                BLACKROCK LARGE CAP VALUE                          PANAGORA GLOBAL DIVERSIFIED RISK
                CLEARBRIDGE AGGRESSIVE GROWTH                      PYRAMIS(R) MANAGED RISK
                HARRIS OAKMARK INTERNATIONAL                       SCHRODERS GLOBAL MULTI-ASSET
                INVESCO BALANCED-RISK ALLOCATION                   T. ROWE PRICE LARGE CAP GROWTH
                JENNISON GROWTH                                    WESTERN ASSET MANAGEMENT STRATEGIC BOND
                JPMORGAN GLOBAL ACTIVE ALLOCATION                  OPPORTUNITIES
                METLIFE STOCK INDEX                                WMC BALANCED
                MFS(R) RESEARCH INTERNATIONAL                      WMC CORE EQUITY OPPORTUNITIES
                MFS(R) TOTAL RETURN                                WMC LARGE CAP RESEARCH
PLATFORM 3
----------
                FRONTIER MID CAP GROWTH
                INVESCO MID CAP VALUE
                MET/ARTISAN MID CAP VALUE
                METLIFE MID CAP STOCK INDEX
                MORGAN STANLEY MID CAP GROWTH
                T. ROWE PRICE MID CAP GROWTH
PLATFORM 4
----------
                AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                CLARION GLOBAL REAL ESTATE
                INVESCO SMALL CAP GROWTH
                LOOMIS SAYLES SMALL CAP CORE
                LOOMIS SAYLES SMALL CAP GROWTH
                NEUBERGER BERMAN GENESIS
                RUSSELL 2000(R) INDEX
                T. ROWE PRICE SMALL CAP GROWTH



For Contracts for which applications and necessary information are received at your Administrative Office prior to May 4, 2009, the following Investment Divisions are also available under Option (A): American Funds Growth Allocation Investment Division, MetLife Asset Allocation 80 Investment Division and the SSgA Growth ETF Investment Division. In addition, the following investment allocation restrictions apply under Option (B): You must allocate at least 15% of purchase payments or Account Balance to Platform 1 investment choices and/or the Fixed Account and the BlackRock Money Market Investment Division (where available) and You may allocate up to 85% of purchase payments or Account Balance to Platform 2 investment choices (the percentages for Platforms 3 and 4 are the same as those listed above).


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB I, GMIB PLUS I, GMIB PLUS II, GWB I, ENHANCED GWB, LWG I, LWG II, GMAB AND EDB I

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent purchase payments from You after the close of the New York Stock Exchange on August 17, 2012 if your Contract was issued with one or more of the following optional benefits: GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I.

You still will be permitted to transfer your Account Balance among the Portfolios available with your Contract and optional benefit. If subsequent purchase payments will be permitted in the future, we will notify You in writing, in advance of the date the restriction will end.

We will permit You to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account Balance is below the minimum described in the "When We Can Cancel Your Deferred Annuity" section of the prospectus; or (b) the optional benefit charge is greater than your Account Balance.

In addition, for Traditional IRA, Roth IRA, SEP and SIMPLE Contracts (including annuity contracts held under custodial IRAs), we will permit subsequent purchase payments up to your applicable annual IRS limits, provided the subsequent purchase payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment.

If your Contract was issued in one of the following states, this restriction does NOT apply and You may continue to make subsequent purchase payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, New York, Oregon, Pennsylvania, Texas, Utah, or Washington.

OPTIONAL ENHANCED DOLLAR COST AVERAGING PROGRAM AND AUTOMATED INVESTMENT STRATEGIES. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). If You choose to allocate according to Option (B) above, and You choose to allocate a purchase payment to the Enhanced Dollar Cost Averaging Program, You must allocate the entire purchase payment to that program. Any transfer from an Enhanced Dollar Cost Averaging Program balance must be allocated in accordance with the limitations described above. In addition, if You made previous purchase payments before allocating a purchase payment to the Enhanced Dollar Cost Averaging Program, all transfers from the Enhanced Dollar Cost Averaging Program balance must be allocated to the same Investment Divisions as your most recent allocations for purchase payments. The Rebalancer is available in Option (A). Only the Conservative and Conservative to Moderate Models of Index Selector are available in Option (A). Index Selector is not available if You choose Option (B).

YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.

We determine whether an investment choice is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment choice in the event that an investment choice is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate purchase payments or Account Balance that You allocated to an investment choice before we changed its classification, unless You make a new purchase payment or request a transfer among investment choices (other than pursuant to rebalancing and an Enhanced Dollar Cost Averaging Program in existence at the time the classification of the investment choice changed). If You make a new purchase payment or request a transfer among investment choices, You will be required to take the new classification into account in the allocation of your entire Account Balance. We will provide You with prior written notice of any changes in classification of investment choices.

REBALANCING. If You choose to allocate according to Option (B) above, we will rebalance your Account Balance on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Account Balance when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Balance on the date that is three months from the optional benefit issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Balance on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the Contract will not result in rebalancing on the date of withdrawal. The rebalancing requirement described above does not apply if You choose to allocate according to Option (A) above.

CHANGING ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under Option (B) at anytime by providing notice to us at your Administrative Office, or any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If You provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under Option (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, Enhanced Dollar Cost Averaging Program balance transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.

TRANSFERS. Please note that any transfer request must result in an Account Balance that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless You provide us with separate instructions at the time of transfer.

ADDITIONAL INFORMATION. The Investment Divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either the Metropolitan Fund, the Met Investors Fund or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities. You pay no transaction expenses (I.E., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds(R) Portfolios are made available by the American Funds(R) only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds(R) are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund and the Met Investors Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, the Met Investors Fund and the American Funds(R).

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS. An investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Deferred Annuities and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Deferred Annuities and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment managers or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager MetLife Advisers, LLC which is formed as a "limited liability company". Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See the "Table of Expenses" for information on the investment management fees paid by the Portfolios and the Statement of Additional Information for the Portfolios for information on the investment management Fees paid by the investment managers to the sub-investment managers.)

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the "Table of Expenses" and "Who Sells the Deferred Annuities". Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolios' investment returns.

PORTFOLIO SELECTION. We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Balance if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Balance to such Portfolios.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT BALANCE OF YOUR DEFERRED ANNUITY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIO YOU HAVE CHOSEN.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R). (See "Who Sells the Deferred Annuities".)

DEFERRED ANNUITIES

   This Prospectus describes the following Deferred Annuities under which You can accumulate money:


  .   Non-Qualified

  .   Traditional IRAs (Individual Retirement Annuities)

  .   Roth IRAs (Roth Individual Retirement Annuities)

  .   SEPs (Simplified Employee Pensions)*

  . SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual Retirement Annuities)*

* Only available in certain states and for new participants where the employer has previously purchased this Deferred Annuity. We will continue to accept additional purchase payments from participants who presently have this Contract.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

  If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected.

OPTIONAL AUTOMATED INVESTMENT STRATEGIES AND OPTIONAL ENHANCED DOLLAR COST AVERAGING PROGRAM

   There are four optional automated investment strategies and an optional Enhanced Dollar Cost Averaging Program available to You. We created these investment strategies and program to help You manage your money. You decide if one is appropriate for You, based upon your risk tolerance and savings goals. Also, the strategies and program were designed to help You take advantage of the tax-deferred status of a Non-Qualified annuity. The Enhanced Dollar Cost Averaging Program is not available to the Bonus and the C Class Deferred Annuities or to purchase payments which consist of money exchanged from other MetLife or its affiliates' annuities. The Index Selector(R) is not available if You purchase the GMIB Plus I, the LWG I, the GMAB or choose Option (B) of the Investment Allocation Restrictions for the EDB I, GMIB Plus II or the LWG II. The Moderate to Aggressive and Aggressive Models are not available with the EDB I, the GMIB Plus II or the LWG II. The Equity Generator(R) and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003, the Deferred Annuity issued in New York State and Washington State with the GMIB I, GMIB II, the GWB I, the Enhanced GWB or the LWG I or if You purchase the GMIB Plus I, the GMAB, the GMIB Plus II, LWG II, or the EDB I. The Rebalancer(R) is not available with the GMAB or if You have chosen Option
(B) of the Investment Allocation Restrictions for the EDB I, the GMIB Plus II or the LWG II. The automated investment strategies and the Enhanced Dollar Cost Averaging Program are available to You without any additional charges. As with any investment program, none of them can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may have the Enhanced
Dollar Cost Averaging Program and either the Index Selector(R) or the Rebalancer(R) in effect at the same time, but You may not have the Enhanced Dollar Cost Averaging Program in effect at the same time as the Equity Generator(R) or the Allocator./SM/

If you make a subsequent purchase payment while The Equity Generator(R), The Allocator/SM/ or the Enhanced Dollar Cost Averaging program is in effect, we will not allocate the subsequent purchase payment to The Equity Generator(R), The Allocator/SM/ or the Enhanced Dollar Cost Averaging program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the subsequent purchase payment directly to the same destination Investment Divisions you selected under The Equity Generator(R), The Allocator/SM/ or the Enhanced Dollar Cost Averaging program. Any purchase payments received after The Equity Generator(R), The Allocator/SM/ or Enhanced Dollar Cost Averaging program has ended will be allocated as described in "Purchase Payments--Allocation of Purchase Payments".

ENHANCED DOLLAR COST AVERAGING PROGRAM: Each month, for a specified period, for example three, six or twelve months, a portion of a specified dollar amount of a purchase payment that You have agreed to allocate to the Enhanced Dollar Cost Averaging Program will be transferred from the program to any of the Investment Divisions You choose, unless your destination Investment Division is restricted because You have elected certain optional benefits or the Index Selector(R). While amounts are in the program, we may credit them with a higher rate than that declared for the Fixed Account in general. (Amounts in the Enhanced Dollar Cost Averaging Program are in our Fixed Account. For convenience, we may refer to it as "the program" or the "Enhanced Dollar Cost Averaging Program balance" to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your Enhanced Dollar Cost Averaging Program is transferred separately in the month after the last scheduled payment. Transfers from the Enhanced Dollar Cost Averaging Program to the Separate Account begin on any day we receive your payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If purchase payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is not open, the transfer will be deducted from the Enhanced Dollar Cost Averaging Program on the selected day but will be applied to the Investment Divisions on the next day the Exchange is open. Enhanced Dollar Cost Averaging Program interest will not be credited on the transferred amount between the selected day and the next day the Exchange is open. Transfers are made on a first-in-first-out basis.

If a subsequent purchase payment is allocated to the program, that subsequent payment will receive the enhanced program interest rate in effect on that date. The allocation of a subsequent purchase payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar amount by dividing your new allocation by the number of months in the program You chose. Your existing monthly transfer amount is then increased by this additional amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific purchase payment and interest attributable to that purchase payment will be accelerated. Your Enhanced Dollar Cost Averaging Program will terminate on the date of the last transfer.

If You cancel your participation in the Enhanced Dollar Cost Averaging Program, or upon notice of your death, your participation in the Enhanced Dollar Cost Averaging Program will be terminated and any remaining dollar amounts will be transferred to the default funding options in accordance with the percentages you have chosen for the Enhanced Dollar Cost Averaging program unless You have instructed Us otherwise. For Contracts issued prior to November 1, 2005, any remaining dollar amounts will be transferred to the Fixed Account. We may impose minimum purchase payments and other restrictions to utilize this program.

The Enhanced Dollar Cost Averaging Program is not available in Oregon.

Upon notice of death, your participation in the Equity Generator or the Allocator is terminated.

                                   EXAMPLE:

------------------------------------------------------------------------------------------------------------------
                                                                                                       Amount
                                                                                                  Transferred from
                                                                                                     EDCA Fixed
                                                                                                     Account to
                                                                                    EDCA 6-Month      Selected
                                                                                       Program       Investment
                                                                     Date  Amount   Interest Rate   Division(s)
                                                                     ---- --------- ------------- ----------------
A   Enhanced Dollar Cost Averaging Program ("EDCA") 6-Month Program
    Initial Purchase Payment                                          5/1  $12,000*     3.00%         $2,000*
------------------------------------------------------------------------------------------------------------------
B                                                                     6/1                             $2,000
------------------------------------------------------------------------------------------------------------------
C                                                                     7/1                             $2,000
------------------------------------------------------------------------------------------------------------------
D   EDCA 6-Month Program
    Subsequent Purchase Payment                                       8/1 $18,000**     3.00%        $5,000**
------------------------------------------------------------------------------------------------------------------
E                                                                     9/1                             $5,000
------------------------------------------------------------------------------------------------------------------
F                                                                    10/1                             $5,000
------------------------------------------------------------------------------------------------------------------
G                                                                    11/1                             $5,000
------------------------------------------------------------------------------------------------------------------
H                                                                    12/1                            $4,173.97
------------------------------------------------------------------------------------------------------------------

    * $2,000/month to be transferred from first purchase payment of $12,000 divided by 6 months.

    ** Additional $3,000/month to be transferred from subsequent purchase payment of $18,000 divided by 6 months. Amounts transferred are from the oldest purchase payment and its interest, and so forth, until the EDCA balance is exhausted.

The example is hypothetical and is not based upon actual previous or current rates.

OPTIONAL AUTOMATED INVESTMENT STRATEGIES


THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any one Investment Division, based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Account Balance in the Fixed Account at the time of a scheduled transfer is zero, this strategy is automatically discontinued.


THE REBALANCER(R): You select a specific asset allocation for your entire Account Balance from among the Investment Divisions and the Fixed Account, if available. Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. You may utilize the Rebalancer with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy.

THE INDEX SELECTOR(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Balance is divided among the Barclays Aggregate Bond Index, MetLife Stock Index, MSCI EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap

Stock Index Investment Divisions and the Fixed Account (or the BlackRock Money Market Investment Division in lieu of the Fixed Account for the C Class Deferred Annuities, a Deferred Annuity issued in New York State and Washington State with GMIB I, GMIB II, GWB I, Enhanced GWB or the LWG I). Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), the percentage in each of these Investment Divisions and the Fixed Account (or the BlackRock Money Market Investment Division) is brought back to the selected model percentage by transferring amounts among the Investment Divisions and the Fixed Account. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open.

You may participate in the Enhanced Dollar Cost Averaging Program if You choose the Index Selector, as long as your destination Investment Divisions are those in the Index Selector model You have selected.

If You utilize the Index Selector strategy, 100% of your initial and future purchase payments (other than amounts in the Enhanced Dollar Cost Averaging Program) must be allocated to the asset allocation model You choose. Any allocation to an Investment Division not utilized in the asset allocation model You choose (other than amounts in the Enhanced Dollar Cost Averaging Program) will immediately terminate the Index Selector strategy.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector strategy. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative.

You may choose another Index Selector strategy or terminate your Index Selector strategy at any time. If You choose another Index Selector strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to again select the Index Selector strategy, You must select from the asset allocation models available at that time.


THE ALLOCATOR/SM/: Each month a dollar amount You choose is transferred from the Fixed Account to any of the Investment Divisions You choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. A minimum periodic transfer of $50 is required. Once your Account Balance in the Fixed Account is exhausted, this strategy is automatically discontinued.


The Allocator, Equity Generator and the Enhanced Dollar Cost Averaging Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You can continue the strategy through periods of fluctuating prices.

We will terminate all transactions under any automated investment strategy upon notification of your death.

The chart below summarizes the availability of the Enhanced Dollar Cost Averaging Program and the automated investment strategies:

        Enhanced Dollar Cost Averaging Program ("EDCA") and Automated Investment Strategies

--------------------------------------------------------------------------------------------------------------------------

                                                          B Class         Bonus Class       C Class        L Class
                                                         -----------      -----------       -------       -----------
a. Enhanced Dollar Cost Averaging Program ("EDCA")          Yes              No                No            Yes
--------------------------------------------------------------------------------------------------------------------------
May not be used with purchase payments which consist of money from other MetLife or its affiliates' variable annuities.
Restrictions apply to destination Investment Divisions with any living benefit (except for the GMIB I, GMIB II, GWB and
Enhanced GWB), the EDB I and the Index Selector.
--------------------------------------------------------------------------------------------------------------------------
b. Choice of one Automated Investment Strategy
--------------------------------------------------------------------------------------------------------------------------
 1. Equity Generator                                        Yes              Yes               No            Yes
                                                          (but not                                         (but not
                                                         with EDCA)                                       with EDCA)
--------------------------------------------------------------------------------------------------------------------------
Not available in Contracts issued in New York State and Washington State with any living benefit or EDB I.
--------------------------------------------------------------------------------------------------------------------------
 2. Rebalancer                                              Yes              Yes               Yes           Yes
--------------------------------------------------------------------------------------------------------------------------
Not available with GMAB or the Option (B) Investment Allocation Restrictions.
--------------------------------------------------------------------------------------------------------------------------
 3. Index Selector                                          Yes              Yes               Yes           Yes
--------------------------------------------------------------------------------------------------------------------------
Not available with GMIB Plus I, the LWG I, the GMAB or the Option (B) Investment Allocation Restrictions; Moderate to
Aggressive and Aggressive Models not available with the EDB I, the GMIB Plus II or the LWG II
--------------------------------------------------------------------------------------------------------------------------
 4. Allocator                                               Yes              Yes               No            Yes
                                                          (but not                                         (but not
                                                         with EDCA)                                       with EDCA)
--------------------------------------------------------------------------------------------------------------------------
Not available in Contracts issued in New York State and Washington State with any living benefit or EDB I.
--------------------------------------------------------------------------------------------------------------------------

PURCHASE PAYMENTS

     We reserve the right to reject any Purchase Payment.

A purchase payment is the money You give us to invest in the Deferred Annuity. The initial purchase payment is due on the date the Deferred Annuity is issued. You may also be permitted to make subsequent purchase payments. Initial and subsequent purchase payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent purchase payments. The manner in which subsequent purchase payments may be restricted is discussed below.

GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent purchase payments.

..   The B Class minimum initial purchase payment is $5,000 for the
    Non-Qualified Deferred Annuity and $2,000 for the Traditional IRA, Roth IRA, SEP and SIMPLE IRA Deferred Annuities.

..   The minimum initial purchase payment through debit authorization for the B
    Class Non-Qualified Deferred Annuity is $500.

..   The minimum initial purchase payment through debit authorization for the B
    Class Traditional IRA, Roth IRA, SEP and SIMPLE IRA Deferred Annuities is $100.

..   The Bonus Class Deferred Annuity minimum initial purchase payment $10,000.

..   The C Class and L Class minimum initial purchase payment is $25,000.

..   We reserve the right to accept amounts transferred from other annuity
    Contracts that meet the initial minimum purchase payment requirement at the time of the transfer request, but, at the time of receipt in Good Order, do not meet such requirement because of loss in market value.

..   If you are purchasing the Deferred Annuity as the Beneficiary of a deceased person's IRA, purchase payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.

..   You may continue to make purchase payments while You receive Systematic
    Withdrawal Program payments (described later in this Prospectus) unless your purchase payments are made through debit authorization.

..   The minimum subsequent purchase payment for all Deferred Annuities is $500, except for debit authorizations, where the minimum subsequent purchase payment is $100, or any amount we are required to accept under applicable tax law.

..   We will also accept at least once every 24 months any otherwise allowable contribution to your Traditional IRA or Roth IRA provided it is at least
    $50.

..   SEP and SIMPLE IRA Deferred Annuities are issued on an individual basis, however, purchase payments are generally forwarded to us on a collective ("group") basis by the employer, either directly or automatically. If purchase payments are made on this type of "group" basis by the employer for SEP and SIMPLE IRA Deferred Annuities, the "group" needs only to satisfy the minimum subsequent purchase payment amounts based upon the number of persons in the "group".

..   We will issue the B, C or L Class Deferred Annuity to You before your 86th birthday. We will issue the Bonus Class Deferred Annuity to You before your 81st birthday. We will accept your purchase payments up to your 91st birthday (89 in Massachusetts for the B and Bonus Class.)

The chart below summarizes the minimum initial and subsequent purchase payments for each Contract class:

---------------------------------------------------------------------------
                                             Bonus Class
                                B Class      -----------  C Class  L Class
                            ----------------              -------- --------
Initial Purchase Payment        $5,000        $10,000     $25,000  $25,000
                               ($2,000:
                            Traditional IRA
                             and Roth IRA,
                                SEP and
                              SIMPLE IRA)
---------------------------------------------------------------------------
Subsequent Purchase Payment      $500          $500        $500     $500
---------------------------------------------------------------------------
                                  (or any amount we are required to
                                  accept under applicable tax law)
---------------------------------------------------------------------------
Debit Authorizations
---------------------------------------------------------------------------
 Initial                         $500         $10,000     $25,000  $25,000
                                ($100:
                            Traditional IRA
                               and Roth
                             IRA, SEP and
                              SIMPLE IRA)
---------------------------------------------------------------------------
 Subsequent                      $100          $100        $100     $100
---------------------------------------------------------------------------
                                  (or any amount we are required to
                                  accept under applicable tax law)
---------------------------------------------------------------------------

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent purchase payments. We will notify you in advance if we impose restrictions on subsequent purchase payments. You and your financial representative should carefully consider whether our ability to restrict subsequent purchase payments is consistent with your investment objectives.

..   Purchase payments may be limited by Federal tax laws or regulatory requirements.

..   Purchase payments may be limited by our right to limit the total of your purchase payments to $1,000,000.


..   We reserve the right to restrict purchase payments to the Fixed Account, if available, and the Enhanced Dollar Cost Averaging Program if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Account
    Balance in the Fixed Account and Enhanced Dollar Cost Averaging Program balance is equal to or exceeds our maximum for Fixed Account allocations (e.g., $1,000,000).


..   We reserve the right to reject any purchase payment and to limit future purchase payments. This means that we may restrict your ability to make subsequent purchase payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent purchase payments in accordance with our established administrative procedures.

..   Certain optional benefits have current restrictions on subsequent purchase payments that are described in more detail above. For more information, see "Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Account, if available, the Enhanced Dollar Cost Averaging Program, if available, The Equity Generator(R) and The Allocator/SM/, if available, and the Investment Divisions. If you make a subsequent purchase while The Equity Generator(R), The Allocator/SM/ or the Enhanced Dollar Cost Averaging program is in effect, we will not allocate the subsequent purchase payment to The Equity Generator(R), The Allocator/SM/ or the Enhanced Dollar Cost Averaging program unless you tell us to do so. Instead unless You give Us other instructions, We will allocate the additional purchase payment directly to the same destination Investment Divisions You selected under the Enhanced Dollar Cost Averaging Program, The Equity Generator(R) or The Allocator/SM/, (see "Deferred Annuities -- Optional Automated Investment Strategies and Optional Enhanced Dollar Cost Averaging Program.") You may not choose more than 18 funding choices at the time your initial purchase payment is allocated among the funding choices. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. Unless we have a record of your request to allocate future purchase payments to more than 18 funding choices, You may not choose more than 18 funding choices at the time your subsequent purchase payment is allocated among the funding choices. You may also specify an effective date for the change as long as it is within 30 days after we receive the request. See " Your Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits", "The EDB I", "Guaranteed Income Benefits" and "Guaranteed Withdrawal Benefits" for allocation restrictions if You elect certain optional benefits.

DEBIT AUTHORIZATIONS

You may elect to have purchase payments made automatically. With this payment method, your bank deducts money from your bank account and makes the purchase payment for You.

THE VALUE OF YOUR INVESTMENT

   Accumulation Units are credited to You when You make purchase payments or transfers into an Investment Division. When You withdraw or transfer money from an Investment Division (as well as when we apply the Annual Contract Fee and, if selected, the charges for the EDB I or any of the optional Living Benefits), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each Investment
Division:

..   First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity You have chosen, including any optional benefits where the charge is assessed on the Separate Account) for each day since the last Accumulation Unit Value was calculated; and

..   Finally, we multiply the previous Accumulation Unit Value by this result.

   Examples
   Calculating the Number of Accumulation Units

   Assume You make a purchase payment of $500 into one Investment Division and that Investment Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                         $500 = 50 accumulation units
                         ----
                         $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $.950 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFER PRIVILEGE


   You may make tax-free transfers among Investment Divisions or between the Investment Divisions and the Fixed Account, if available. Each transfer must be at least $500 or, if less, your entire balance in an Investment Division (unless the transfer is in connection with an automated investment strategy or the Enhanced Dollar Cost Averaging Program). You may not make a transfer to more than 18 funding options at any one time if this request is made through our telephone voice response system or by Internet. A request to transfer to more than 18 funding options may be made by calling your Administrative Office. For us to process a transfer, You must tell us:

..   The percentage or dollar amount of the transfer;

..   The Investment Divisions (or Fixed Account) from which You want the money to be transferred;

..   The Investment Divisions (or Fixed Account) to which You want the money to be transferred; and

..   Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.


We reserve the right to restrict transfers to the Fixed Account (which is not available in the C Class Deferred Annuity purchased after April 20, 2003 and the Deferred Annuity with any optional Living Benefit issued in New York State and Washington State) if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or
(2) your Account Balance in the Fixed Account is equal to or exceeds our maximum for Fixed Account allocations (I.E., $1,000,000).

Please see "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits" for transfer restrictions in effect if You have the EDB I, the GMIB Plus II or the LWG II.

Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day, if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.

We may require You to use our original forms.

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract owners to make transfers/reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield portfolios (I.E., American Funds Global Small Capitalization, Baillie Gifford International Stock, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Small Cap Core, Loomis Sayles Global Markets, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, MFS(R) Research International, MSCI EAFE(R) Index, Neuberger Berman Genesis, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities (the "Monitored Portfolios")) and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current Account Balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER/REALLOCATION ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all reallocation/transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below) and reallocation/transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/ reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers/reallocations.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers/reallocations; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance Contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners) will not be harmed by transfer/reallocation activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more reallocation/transfer requests from Contract Owners engaged in frequent transfers/reallocations, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the portfolio manager of a particular underlying Portfolio has brought large transfer/reallocations activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

ACCESS TO YOUR MONEY


   You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal
Program, withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we will consider this a request for a full withdrawal. To process your request, we need the following information:

..   The percentage or dollar amount of the withdrawal; and

..   The Investment Divisions (or Fixed Account and Enhanced Dollar Cost
    Averaging Program) from which You want the money to be withdrawn.

Your withdrawal may be subject to Withdrawal Charges.

Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program and subject to approval in your state, You may choose to automatically withdraw a certain amount each Contract Year. This amount is then paid throughout the Contract Year according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. For all Contract classes, except for the C Class, payments may be made monthly or quarterly during the first Contract Year. Unless we agree otherwise, this program will not begin within the first 60 days after the date we have issued You the Contract. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable Withdrawal Charges. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Investment Divisions, Enhanced Dollar Cost Averaging Program or the Fixed Account that You selected, the payments will be taken out pro-rata from the Fixed Account, Enhanced Dollar Cost Averaging Program and any Investment Divisions in which You then have money.


Selecting a Payment Date: Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When You select or change a payment date, we must receive your request at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should make your request by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month after the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).

You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at least 30 days in advance. Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at our Administrative Office. We will also terminate your participation in the program upon notification of your death.

Systematic Withdrawal Program payments may be subject to a Withdrawal Charge unless an exception to this charge applies. We will determine separately the Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTIONS

In order to comply with certain tax law provisions, You may be required to take money out of the Contract. We have a required minimum distribution service that can help You fulfill minimum distribution requirements. We will terminate your participation in the program upon notification of your death.

CHARGES


  There are two types of charges You pay while You have money in an Investment Division:

..   Separate Account charge, and

..   Investment-related charge.

We describe these charges below. The amount of the charge may not necessarily correspond to costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Deferred Annuity. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Deferred Annuity charges. The Separate Account charges You pay will not reduce the number of accumulation units credited to You. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while You have the Deferred Annuity.

SEPARATE ACCOUNT CHARGE


Each class of the Deferred Annuity has a different annual Separate Account charge that is expressed as a percentage of the average Account Balance in the Separate Account. A portion of this annual Separate Account charge is paid to us daily based upon the value of the amount You have in the Separate Account on the day the charge is assessed. This charge includes insurance-related charges that pay us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuities may be greater than we estimated. The Separate Account charge also pays us for our distribution costs to both our licensed salespersons and other broker-dealers.

The chart below summarizes the Separate Account charge for each class of the Deferred Annuity along with each death benefit that has an additional asset-based Separate Account charge prior to entering the pay-out phase of the Contract.

                          SEPARATE ACCOUNT CHARGES/1/

                                                     B CLASS BONUS CLASS/2/ C CLASS L CLASS
-                                                    ------- -------------  ------- -------
Separate Account Charge with Basic Death Benefit/3/.  1.25%      1.70%       1.65%   1.50%
Optional Annual Step-Up Death Benefit...............  1.45%      1.90%       1.85%   1.70%
Optional Greater of Annual Step-Up or 5%............  1.60%      2.05%       2.00%   1.85%
    Annual Increase Death Benefit
Optional Earnings Preservation Benefit/4/...........   .25%       .25%        .25%    .25%

  /1/ We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Bond, American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions. We reserve the right to impose an additional Separate Account charge on Investment Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such Investment Divisions.

  /2/ The Separate Account charge for the Bonus Class will be reduced by 0.45% after You have held the Contract for seven years.

  /3/   The Separate Account charge includes the Basic Death Benefit.

  /4/ The Optional Earnings Preservation Benefit may be elected with or without the Optional Annual Step-Up Death Benefit or the optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage You pay for the investment-related charge depends on which Investment Divisions You select. Each class of shares available to the Deferred Annuities has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in the Metropolitan Fund and the Met Investors Fund is Class B, which has a 0.25% 12b-1 Plan fee (except for the American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation and American Funds(R) Moderate Allocation Portfolios of the Met Investors Fund which are Class C and have a 0.55% 12b-1 Plan fee). Class 2 shares of the available American Funds(R) have a 0.25% 12b-1 Plan fee. Amounts for each Investment Division for the previous year are listed in the "Table of Expenses".

ANNUAL CONTRACT FEE

  There is a $30 Annual Contract Fee. This fee is waived if your Account Balance is at least $50,000. It is deducted on a pro-rata basis from the
Investment Divisions on the Contract Anniversary. No portion of the fee is deducted from the Fixed Account. Regardless of the amount of your Account Balance, the entire fee will be deducted at the time of a total withdrawal of your Account Balance. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses. We reserve the right to deduct this fee during the pay-out phase.

TRANSFER FEE

We reserve the right to limit the number of transfers per Contract Year to a maximum of twelve (excluding transfers resulting from automated investment strategies). Currently we do not limit the number of transfers You may make in a

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Contract Year. We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a fee were to be imposed, it would be $25.00 for each transfer over twelve in a Contract Year. The transfer fee will be deducted from the Investment Division or the Fixed Account from which the transfer is made. However, if the entire interest in the Separate Account or Fixed Account is being transferred, the transfer fee will be deducted from the amount that is transferred.

OPTIONAL ENHANCED DEATH BENEFIT


The EDB I is available for an additional charge of 0.75% for issue ages 69 or younger and 0.95% for issue ages 70-75 of the Death Benefit Base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Step-Up by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account. If You elect an Optional Step-Up of the EDB I, we may increase the charge beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate we charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up. For Contracts for which an application and any necessary information were received in Good Order at your Administrative Office from February 24, 2009 through May 1, 2009, the charge for the EDB I is 0.65% of the Death Benefit Base for issue ages 0-69 and 0.90% of the Death Benefit Base for issue ages 70-75. For Contracts issued on or before February 23, 2009, the charge is 0.65% of the Death Benefit Base for issue ages 0-69 and 0.85% of the Death Benefit Base for issue ages 70-75. For Contracts for which an application and any necessary information were received in Good Order on or before May 1, 2009, if You elected both the GMIB Plus II and the EDB I, the percentage charge for the EDB I is reduced by 0.05%.


If You make a total withdrawal of your Account Balance, elect to receive income payments under your Contract, change the Contract Owner or joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro rata portion of the EDB I charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/Annuitant or the assignment. If an EDB I is terminated because the Contract is terminated, the death benefit amount is determined or your Account Balance is not sufficient to pay the optional benefit charge, no EDB I charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS


The GMIB Plus II, the GMIB Plus I, the GMIB II and the GMIB I are each available for an additional charge equal to a percentage of the guaranteed minimum income base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Step-Up (GMIB Plus II) or Optional Reset (GMIB Plus I) by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Separate Account value. We take amounts from the Separate Account by canceling accumulation units from your Separate Account value.


If You make a total withdrawal of your Account Balance, elect to receive income payments under your Contract, change the Contract Owner or joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro rata portion of the GMIB optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/Annuitant or the assignment.

If a GMIB optional benefit is terminated for the following reasons, no GMIB optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect:

  . the death of the Contract Owner or Joint Contract Owner (or the Annuitant, if a non-natural person owns the Contract);

                                                                             49

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  .   because it is the 30th day following the Contract Anniversary prior to the Contract Owner's 86th birthday (for GMIB I, GMIB II or GMIB Plus I) or 91st birthday (for GMIB Plus II); or

  . the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).

For versions of the GMIB optional benefit with an optional Step-Up (GMIB Plus
II), or Optional Reset (GMIB Plus I), if You elect an Optional Step-Up/Optional Reset, we may increase the charge applicable beginning after the Contract Anniversary on which the Optional Step-Up/Optional Reset occurs to a rate that does not exceed the lower of (a) the maximum Optional Step-Up/Optional Reset charge (1.50%) or (b) the current rate we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up/Optional Reset.

(See below for certain versions of the GMIB Plus II, GMIB Plus I and GMIB Plus (For New York State only) optional benefits for which We are currently increasing the rider charge upon an Optional Step-Up/Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later.)

If You selected the GMIB Plus II with a Contract issued on or before February 23, 2009, the optional benefit charge is 0.80% of the guaranteed minimum income base. If You selected the GMIB Plus II with a Contract issued on or after February 24, 2009, the optional benefit charge is 1.00% of the guaranteed minimum income base. For Contracts issued with the version of the GMIB Plus II optional benefit with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.20% of the guaranteed minimum income base.

(For New York State only: For Contracts issued on or before February 23, 2009, the GMIB Plus optional benefit charge is 0.75% of the guaranteed minimum income base, and for Contracts issued on or after February 24, 2009, the GMIB Plus optional benefit charge is 0.95% of the guaranteed minimum income base. For Contracts issued with the version of the GMIB Plus optional benefit with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.15% of the guaranteed minimum income base.)

If You selected the GMIB Plus I with a Contract issued on or before February 23, 2007, the optional benefit charge is 0.75% of the guaranteed minimum income base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.00% of the guaranteed minimum income base, applicable after the Contract Anniversary on which the Optional Reset occurs.

If You selected the GMIB Plus I with a Contract issued on and after February 26, 2007, the optional benefit charge is 0.80% of the guaranteed minimum income base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.20% of the guaranteed minimum income base, applicable after the Contract Anniversary on which the Optional Reset occurs.

If You selected the GMIB II or the GMIB I the optional benefit charge is 0.50% of the guaranteed minimum income base. For the GMIB I and GMIB II available in Contracts issued from May 1, 2003 and on or before April 29, 2005, the optional benefit charge is reduced to 0.45% of the guaranteed minimum income base if You choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts issued on and after May 2, 2005, the optional benefit charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts for which a completed application and any other required paperwork were received in Good Order at your Administrative Office by February 14, 2003, and for which an initial purchase payment was received within 60 days, the charge for the GMIB I is 0.15% lower (0.35% rather than 0.50%).

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

OPTIONAL GUARANTEED WITHDRAWAL BENEFITS


There are two versions of the LWG optional benefit (the LWG II and the LWG I) that are available for an additional charge of a percentage of the Total Guaranteed Withdrawal Amount (as defined later in this Prospectus). The percentage is deducted for the prior Contract Year on the Contract Anniversary after applying any Compounding Income Amount, and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary, by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account.

There are two versions of the GWB optional benefit (the Enhanced GWB and the GWB I) that are available for an additional charge of a percentage of the Guaranteed Withdrawal Amount (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Reset by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account.


If you: make a full withdrawal (surrender) of your Account Balance; You apply all of your Account Balance to an Annuity Option; there is a change in Contract Owners, Joint Contract Owners or Annuitants (if the Contract Owner is a non-natural person); the Contract terminates (except for a termination due to death); or (under the LWG II) You assign your Contract, a pro rata portion of the optional benefit charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change.

If an LWG optional benefit or GWB optional benefit is terminated because of the death of the Contract Owner, Joint Contract Owner or Annuitants (if the Contract Owner is a non-natural person), or if an LWG or the Enhanced GWB is cancelled pursuant to the cancellation provisions of each optional benefit, no optional benefit charge will be assessed based on the period from the most recent Contract Anniversary to the date the termination takes effect.

LIFETIME WITHDRAWAL GUARANTEE -- AUTOMATIC ANNUAL STEP-UP.

We reserve the right to increase the LWG optional benefit charge upon an Automatic Annual Step-Up. The increased LWG optional benefit charge will apply after the Contract Anniversary on which the Automatic Annual Step-Up occurs. If an Automatic Annual Step-Up occurs, the LWG optional benefit charge may be reset to a rate that does not exceed the lower of: (a) the maximum Automatic Annual Step-Up charge or (b) the current rate that We charge for the same optional benefit available for new Contract purchases at the time of the Automatic Annual Step-Up.

  . For Contracts issued with the LWG II on or after February 24, 2009, the maximum Automatic Annual Step-Up charge is 1.60% for the Single Life Version and 1.80% for the Joint Life Version.

  . For Contracts issued with the LWG II on or before February 23, 2009, the maximum Automatic Annual Step-Up charge is 1.25% for the Single Life Version and 1.50% for the Joint Life Version.

  . For Contracts issued with the LWG I, the maximum Automatic Annual Step-Up charge is 0.95% for the Single Life Version and 1.40% for the Joint Life Version.

(See below for certain versions of the LWG optional benefits for which we are currently increasing the optional benefit charge upon an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later.)

LIFETIME WITHDRAWAL GUARANTEE -- OPTIONAL BENEFIT CHARGE.

For contracts issued with the LWG II optional benefit on or after February 24, 2009, the charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

For Contracts issued with the LWG II optional benefit on or before February 23, 2009, the charge is 0.65% for the Single Life Version and 0.85% for the Joint Life Version. If Your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the LWG II optional benefit charge for the Single Life Version to 0.95% of the Total Guaranteed Withdrawal Amount, and We will increase the optional benefit charge for Joint Life Version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the Contract Anniversary on which the Automatic Annual Step-Up occurs.

The optional benefit charge for the LWG I is 0.50% for the Single Life Version and 0.70% for the Joint Life Version. If Your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the LWG I optional benefit charge for the Single Life Version to 0.80% of the Total Guarantee Withdrawal Amount, and We will increase the optional benefit charge for Joint Life Version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the Contract Anniversary on which the Automatic Annual Step-Up occurs.

If an LWG is in effect, the optional benefit charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero.

The charge for the Enhanced GWB is 0.55% and the charge for the GWB I is 0.50%. If You elect an Optional Reset, we may increase the Enhanced GWB and the GWB I charge to the charge applicable to current Contract purchases of the same optional benefit at the time of the reset, but to no more than a maximum of 1.00% for the Enhanced GWB and 0.95% for the GWB I. (For Contracts issued on or before July 13, 2007, the charge for the Enhanced GWB prior to any Optional Reset is 0.50% of the Guaranteed Withdrawal Amount and the maximum charge upon an Optional Reset is 0.95%.)

If the Enhanced GWB or the GWB I is in effect, the charge will not continue if your Benefit Base equals zero.

OPTIONAL GUARANTEED MINIMUM ACCUMULATION BENEFIT


The GMAB charge is of 0.75% of the Guaranteed Accumulation Amount (as defined in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a prorata basis from your Enhanced Dollar Cost Averaging Program and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account. The GMAB is no longer available for sale, effective for Contracts for which applications and necessary information are received at your Administrative Office on or after May 4, 2009.


PREMIUM AND OTHER TAXES


   Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, depend on the Deferred Annuity You purchase and your home state or jurisdiction. The chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We

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
may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


WITHDRAWAL CHARGES


   A Withdrawal Charge may apply if You withdraw purchase payments that were credited to your Deferred Annuity. There are no Withdrawal Charges for the C
Class Deferred Annuity or in certain situations or upon the occurrence of certain events (see "When No Withdrawal Charge Applies"). To determine the Withdrawal Charge for the Deferred Annuities, we treat your Fixed Account, Enhanced Dollar Cost Averaging Program and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Account, Enhanced Dollar Cost Averaging Program or Investment Division from which the withdrawal is actually coming. To determine what portion (if any) of a withdrawal is subject to a Withdrawal Charge, amounts are withdrawn from your Contract in the following order: (1) Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn);
(2) The free withdrawal amount described below (deducted from purchase payments not previously withdrawn, in the order such purchase payments were made, with the oldest purchase payment first, as described below); and (3) Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. Once we have determined the amount of the Withdrawal Charge, we will then withdraw it from the Fixed Account, Enhanced Dollar Cost Averaging Program and the Investment Divisions in the same proportion as the withdrawal is being made.

For a full withdrawal, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest.

For partial withdrawals, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the Withdrawal Charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.

The Withdrawal Charge on purchase payments withdrawn for each class is as follows:


NUMBER OF COMPLETE YEARS FROM RECEIPT OF PURCHASE PAYMENT  B CLASS BONUS CLASS C CLASS L CLASS
---------------------------------------------------------  ------- ----------- ------- -------
0.........................................................    7%        9%      None      7%
1.........................................................    6%        8%                6%
2.........................................................    6%        8%                5%
3.........................................................    5%        7%                0%
4.........................................................    4%        6%                0%
5.........................................................    3%        4%                0%
6.........................................................    2%        3%                0%
7 and thereafter..........................................    0%        0%                0%

The Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Withdrawal Charges we collect.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.

DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Balance, the death benefit, and the amount of any optional benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional benefit, as described in "Death Benefit -- Generally" and "Living Benefits". The withdrawal could have a significant negative impact on the death benefit and on any optional benefit.

WHEN NO WITHDRAWAL CHARGE APPLIES


In some cases, we will not charge You the Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet any of the conditions listed below.

You do not pay a Withdrawal Charge:

..   If You have a C Class Deferred Annuity.

..   On transfers You make within your Deferred Annuity among the Investment
    Divisions and transfers to or from the Fixed Account.

..   On withdrawals of purchase payments You made over seven Contract Years ago for the B Class, seven Contract Years ago for the Bonus Class and three Contract Years ago for the L Class.

..   If You choose payments over one or more lifetimes except, in certain cases, under the GMIB.

..   If You die during the pay-in phase. Your Beneficiary will receive the full death benefit without deduction.

..   If your Contract permits and your spouse is substituted as the Contract
    Owner of the Deferred Annuity and continues the Contract, that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

..   If You withdraw only your earnings from the Investment Divisions.

..   During the first Contract Year, if You are in the Systematic Withdrawal
    Program, and You withdraw up to 10% of your total purchase payments at the rate of 1/12 of such 10% each month on a non-cumulative basis, if withdrawals are on a monthly basis, or 1/4 of such 10% each quarter on a non-cumulative basis, if withdrawals are on a quarterly basis.

..   After the first Contract Year, if You withdraw up to 10% of your total purchase payments, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.

..   If the withdrawal is to avoid required Federal income tax penalties (not including Section 72(t) or (q) under the Internal Revenue Code) or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only Contract or funding vehicle from which distributions are required to be taken and we will ignore all other account balances. This exception does not apply if You have a Non-Qualified or Roth IRA Deferred Annuity.

..   If You accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.

..   If You properly "recharacterize" as permitted under Federal tax law your
    Traditional IRA Deferred Annuity or a Roth IRA Deferred Annuity using the same Deferred Annuity.

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

..   This Contract feature is only available if You are less than 81 years old on the Contract issue date. After the first Contract Year, if approved in your state, and your Contract provides for this, to withdrawals to which a Withdrawal Charge would otherwise apply, if You have been either the Contract Owner continuously since the issue of the Contract or the spouse who continues the Contract:

  . Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6 month break in that residency and the residencies are for related causes, where You have exercised this right no later than 90 days of exiting the nursing home facility or hospital. This Contract feature is not available in Massachusetts; or

  . Is diagnosed with a terminal illness and not expected to live more than 12 months (24 months in the state of Massachusetts).

..   This Contract feature is only available if You are less than 65 years old on the date You became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, if approved in your state, and your Contract provides for this, if You are disabled as defined in the Federal Social Security Act (or as defined by the Internal Revenue Code for Oregon Contracts) and if You have been the Contract Owner continuously since the issue of the Contract or the spouse who continues the Contract. This Contract feature is not available in Massachusetts or Connecticut.

..   If You have transferred money which is not subject to a Withdrawal Charge
    (because You have satisfied contractual provisions for a withdrawal without the imposition of a Contract Withdrawal Charge) from certain eligible MetLife Contracts or certain eligible Contracts of MetLife affiliates into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Withdrawal Charge schedule.

..   Subject to availability in your state, if the early Withdrawal Charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account Balance and (2) You transfer your total Account Balance to certain eligible Contracts issued by MetLife or one of its affiliated companies and we agree.

GENERAL. We may elect to reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract, or if a prospective purchaser already had a relationship with us.

FREE LOOK

   You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all Contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your Administrative Office in Good Order.

Any Bonus does not become yours until after the "free look" period; we retrieve it if You exercise the "free look". Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.

DEATH BENEFIT--GENERALLY

    One of the insurance guarantees we provide You under your Deferred Annuity is that your Beneficiaries will be protected during the "pay-in" phase against market downturns. You name your Beneficiary(ies).


If You intend to purchase the Deferred Annuity for use with a Traditional IRA, Roth IRA, SEP or SIMPLE IRA, see "Federal Tax Considerations" for a discussion concerning IRAs.

The basic death benefit is described below. The additional optional death benefits (the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the EDB I, and the Earnings Preservation Benefit) are described in the "Optional Death Benefits" section. Check your Contract and riders for the specific provisions applicable to You. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). You may elect the Earnings Preservation Benefit with or without the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. You may not elect the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and/or the Earnings Preservation Benefit with the EDB I.

The death benefits are described below. There may be versions of each optional death benefit that vary by issue date and state availability. In addition, a version of an optional death benefit may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional death benefits for the specific provisions applicable to You.

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If we are presented with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the Enhanced Dollar Cost Averaging Program, the automated required minimum distribution service and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method.

Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance, in accordance with the current allocation of the Account Balance. This death benefit amount remains in the Investment Divisions until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Investment Divisions on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


Your Beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your Beneficiary may, however, decide to take payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. If You purchased the Contract as a deceased person's Beneficiary under an IRA, your Beneficiary may be limited by tax law as to the method of distribution of any death benefit. See "Federal Tax Considerations" for more information.


If You are a non-natural person, then the life of the Annuitant is the basis for determining the death benefit. If there are joint Contract owners, the oldest of the two will be used as a basis for determining the death benefit.

If You are a natural person and You change ownership of the Deferred Annuity to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether You choose an optional benefit), are reset to the Account Balance on the date of the change in Contract Owner.

SPOUSAL CONTINUATION. If the Beneficiary is your spouse, the Beneficiary may be substituted as the Contract Owner of the Deferred Annuity and continue the Contract under the terms and conditions of the Contract that applied prior to the owner's death, with certain exceptions described in the Contract. In that case, the Account Balance will be adjusted to equal the death benefit. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an Investment Division, Enhanced Dollar Cost Averaging Program and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the spouse. The spouse is permitted to make additional purchase payments. The spouse would not be permitted to choose any optional benefit available under the Contract, unless the deceased spouse had previously purchased the benefit at issue of the Contract. Any amounts in the Deferred Annuity would be subject to applicable Withdrawal Charges except for that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

If the spouse continues the Deferred Annuity, the second death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include the Highest Anniversary Value as of each fifth Contract Anniversary or the Highest Anniversary Value as of each Contract Anniversary, are reset to the Account Balance which has been adjusted to include the death benefit on the date the spouse continues the Deferred Annuity. If the Contract includes the GMIB Plus II or both the GMIB Plus II and the EDB I , the Annual Increase Amount for the GMIB Plus II or both the GMIB Plus II and the EDB I are also reset to the Account Balance which has been adjusted to include the death benefit on the date the spouse continues the Contract.

Spousal continuation will not satisfy required minimum distribution rules for tax qualified Contracts other than IRAs.

"STRETCH IRA" CONTRACTS. We permit your Beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your Beneficiary to facilitate the distribution of payments. The new Contract is issued in the same Contract class as your Contract, except, if You had a Bonus Class Deferred Annuity, the Contract is issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the Beneficiary submits the necessary documentation in Good Order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an Investment Division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the Beneficiary. Your Beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other IRA Contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable Withdrawal Charges. The Beneficiary may be permitted to choose some optional benefits available under the Contract, but certain Contract provisions or programs may not be available.

If your Beneficiary holds the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary or Highest Anniversary Value as of each Contract Anniversary would be reset to the Account Balance which has been adjusted to include the death benefit on the date the Beneficiary then holds the Contract. If the Contract has the optional GMIB, the Annual Increase Amount is reset to the Account Balance which has been adjusted to include the death benefit on the date the Beneficiary then holds the Deferred Annuity. At the death of the Beneficiary, the Beneficiary's Beneficiary may be limited by tax law as to the method of distribution of any death benefit.

"STRETCH NON-QUALIFIED" CONTRACTS. If available in your state, we permit your Beneficiary to hold the Non-Qualified Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your Beneficiary to facilitate the distribution of payments. The designated Beneficiary's interest in the Contract must be distributed in accordance with minimum required distribution rules for deferred annuities under the income tax regulations over a period no longer than the designated Beneficiary's single life expectancy with the distributions beginning within 12 months after the date of your death. The new Contract is issued in the same Contract class as your Contract, except, if You had a Bonus Class Deferred Annuity, the Contract is issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the Beneficiary submits the necessary documentation in Good Order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an Investment Division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the Beneficiary. Your Beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other non-qualified Contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable Withdrawal Charges. The Beneficiary may be permitted to choose some of the optional benefits available under the Contract, but no optional living benefit options are available and certain Contract provisions or programs may not be available.

If your Beneficiary holds the Non-Qualified Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary or Highest Anniversary Value as of each Contract Anniversary, would be reset to the Account Balance which has been adjusted to include the death benefit on the date the Beneficiary then holds the Contract. If the Contract has an optional GMIB, the Annual Increase Amount is reset to the Account Balance which has been adjusted to include the death benefit on the date the Beneficiary then holds the Deferred Annuity. At the death of the Beneficiary, the Beneficiary's Beneficiary may be limited by tax law and our administrative procedures as to the available methods and period of distribution of any death benefit.

TOTAL CONTROL ACCOUNT. The Beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

EDB I AND DECEDENT CONTRACTS. If You are purchasing this Contract with a non-taxable transfer of death proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the Internal Revenue Code required distribution rules, You may not purchase the EDB I.

BASIC DEATH BENEFIT

The Basic Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greatest of (1) your Account Balance; (2) total purchase payment less partial withdrawals; or (3) your "Highest Anniversary Value" (as described below) as of each fifth Contract Anniversary.

If You die during the pay-in phase and You have not chosen one of the optional death benefits, the death benefit the Beneficiary receives will be equal to the greatest of:

1. Your Account Balance; or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal (including any applicable Withdrawal Charge); or

3. "Highest Anniversary Value" as of each fifth Contract Anniversary, determined as follows:

   .  At issue, the Highest Anniversary Value is your initial purchase payment;

   . Increase the Highest Anniversary Value by each subsequent purchase payment;

   . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge);

   .  On each fifth Contract Anniversary before your 81st birthday, compare the
      (1) then-Highest Anniversary Value to the (2) current Account Balance and
      (3) total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal (including any applicable Withdrawal Charge) and set the Highest Anniversary Value equal to the greatest of the three.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

      . Increase the Highest Anniversary Value by each subsequent purchase payment or

      . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account Balance before the withdrawal.

                                   EXAMPLE:


------------------------------------------------------------------------------------------------------
                                                           Date                       Amount
                                               ------------------------------ ------------------------
A   Initial Purchase Payment                             10/1/2014                   $100,000
------------------------------------------------------------------------------------------------------
B   Account Balance                                      10/1/2015                   $104,000
                                               (First Contract Anniversary)
------------------------------------------------------------------------------------------------------
C   Death Benefit                                     As of 10/1/2015                $104,000
                                                                              (= greater of A and B)
------------------------------------------------------------------------------------------------------
D   Account Balance                                      10/1/2016                    $90,000
                                               (Second Contract Anniversary)
------------------------------------------------------------------------------------------------------
E   Death Benefit                                        10/1/2016                   $100,000
                                                                              (= greater of A and D)
------------------------------------------------------------------------------------------------------
F   Withdrawal                                           10/2/2016                    $9,000
------------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance              10/2/2016                      10%
                                                                                      (= F/D)
------------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                     10/2/2016                    $81,000
                                                                                      (= D-F)
------------------------------------------------------------------------------------------------------
I   Purchase Payments reduced for Withdrawal          As of 10/2/2016                 $90,000
                                                                                   (= A-(A X G))
------------------------------------------------------------------------------------------------------
J   Death Benefit                                        10/2/2016                    $90,000
                                                                              (= greater of H and I)
------------------------------------------------------------------------------------------------------
K   Account Balance                                      10/1/2019                   $125,000
------------------------------------------------------------------------------------------------------
L   Death Benefit (Highest Anniversary Value)         As of 10/1/2019                $125,000
                                               (Fifth Contract Anniversary)   (= greater of I and K)
------------------------------------------------------------------------------------------------------
M   Account Balance                                      10/2/2019                   $110,000
------------------------------------------------------------------------------------------------------
N   Death Benefit                                     As of 10/2/2019                $125,000
                                                                              (= greatest of I, L, M)
------------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any Withdrawal Charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.


Account Balances on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.


OPTIONAL DEATH BENEFITS

ANNUAL STEP-UP DEATH BENEFIT


   The Annual Step-Up Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance; or (2) your "Highest Anniversary Value" (as described below) as of each Contract Anniversary.

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Balance; or

2. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge);

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account Balance immediately before the withdrawal.

You may not purchase this benefit if You are 80 years of age or older.

The Annual Step-Up Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for an additional charge, of 0.20% annually of the average daily value of the amount You have in the Separate Account.

                                   EXAMPLE:


-------------------------------------------------------------------------------------------------------------
                                                                   Date                       Amount
                                                       ------------------------------ -----------------------
A   Initial Purchase Payment                                     10/1/2014                   $100,000
-------------------------------------------------------------------------------------------------------------
B   Account Balance                                              10/1/2015                   $104,000
                                                       (First Contract Anniversary)
-------------------------------------------------------------------------------------------------------------
C   Death Benefit (Highest Anniversary Value)                 As of 10/1/2015                $104,000
                                                                                      (= greater of A and B)
-------------------------------------------------------------------------------------------------------------
D   Account Balance                                              10/1/2016                   $90,000
                                                       (Second Contract Anniversary)
-------------------------------------------------------------------------------------------------------------
E   Death Benefit (Highest Contract Year Anniversary)            10/1/2016                   $104,000
                                                                                      (= greater of B and D)
-------------------------------------------------------------------------------------------------------------
F   Withdrawal                                                   10/2/2016                    $9,000
-------------------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance                      10/2/2016                     10%
                                                                                             (= F/D)
-------------------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                             10/2/2016                   $81,000
                                                                                             (= D-F)
-------------------------------------------------------------------------------------------------------------
I   Highest Anniversary Value reduced for Withdrawal          As of 10/2/2016                $93,600
                                                                                          (= E-(E X G))
-------------------------------------------------------------------------------------------------------------
J   Death Benefit                                                10/2/2016                   $93,600
                                                                                      (= greater of H and I)
-------------------------------------------------------------------------------------------------------------


Notes to Example

Purchaser is age 60 at issue.

Any Withdrawal Charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.


The Account Balances on 10/1/2016 and 10/2/2016 are assumed to be equal prior to the withdrawal.


GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

In states where approved, only one of either the Greater of Annual Step-Up or 5% Annual Increase Death Benefit or the EDB I will be available. The Greater of Annual Step-Up or 5% Annual Increase Amount Death Benefit is designed to protect against adverse investment experience. In general, it provides that the death benefit will be not less than the greatest of (1) your Account Balance,
(2) the "Annual Increase Amount" which is the total of your purchase payments (adjusted for withdrawals) accumulated at 5% per year or (3) your "Highest Anniversary Value", as described below.

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greatest of:

1. Your Account Balance;

2. The Annual Increase Amount which is equal to the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal (the withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal) (including any applicable withdrawal charge); or

3. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge);

  . On each Contract Anniversary before your 81st birthday, compare the (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges), divided by the Account Balance immediately before the withdrawal.

You may not purchase this benefit if You are 80 years of age or older.

The Greater of Annual Step-Up or 5% Annual Increase Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for an additional charge, of 0.35% annually of the average daily value of the amount You have in the Separate Account.

                                   EXAMPLE:


-------------------------------------------------------------------------------------------------------------
                                                             Date                          Amount
                                                 ------------------------------ -----------------------------
A   Initial Purchase Payment                               10/1/2014                      $100,000
-------------------------------------------------------------------------------------------------------------
B   Account Balance                                        10/1/2015                      $104,000
                                                 (First Contract Anniversary)
-------------------------------------------------------------------------------------------------------------
C1  Account Balance (Highest Anniversary Value)            10/1/2015                      $104,000
                                                                                   (= greater of A and B)
-------------------------------------------------------------------------------------------------------------
C2  5% Annual Increase Amount                              10/1/2015                      $105,000
                                                                                        (= A X 1.05)
-------------------------------------------------------------------------------------------------------------
C3  Death Benefit                                       As of 10/1/2015                   $105,000
                                                                                  (= greater of C1 and C2)
-------------------------------------------------------------------------------------------------------------
D   Account Balance                                        10/1/2016                      $90,000
                                                 (Second Contract Anniversary)
-------------------------------------------------------------------------------------------------------------
E1  Highest Anniversary Value                              10/1/2016                      $104,000
                                                                                  (= greater of C1 and D)
-------------------------------------------------------------------------------------------------------------
E2  5% Annual Increase Amount                           As of 10/1/2016                   $110,250
                                                                                    (= A X 1.05 X 1.05)
-------------------------------------------------------------------------------------------------------------
E3  Death Benefit                                          10/1/2016                      $110,250
                                                                                  (= greater of E1 and E2)
-------------------------------------------------------------------------------------------------------------
F   Withdrawal                                             10/2/2016                       $9,000
-------------------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance                10/2/2016                        10%
                                                                                          (= F/D)
-------------------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                       10/2/2016                      $81,000
                                                                                          (= D-F)
-------------------------------------------------------------------------------------------------------------
I1  Highest Anniversary Value reduced for               As of 10/2/2016                   $93,600
    Withdrawal                                                                        (= E1-(E1 X G))
-------------------------------------------------------------------------------------------------------------
I2  5% Annual Increase Amount reduced for               As of 10/2/2016                   $99,238
    Withdrawal                                                                        (= E2-(E2 X G).
                                                                                Note: E2 includes additional
                                                                                   day of interest at 5%)
-------------------------------------------------------------------------------------------------------------
I3  Death Benefit                                          10/2/2016                      $99,238
                                                                                (= greatest of H, I1 and I2)
-------------------------------------------------------------------------------------------------------------


Notes to Example

Purchaser is age 60 at issue.

Any Withdrawal Charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.


The Account Balances on 10/1/2016 and 10/02/2016 are assumed to be equal prior to the withdrawal.


All amounts are rounded to the nearest dollar.

THE EDB I

The EDB I is no longer available for purchase. The EDB I was available (subject to investment allocation restrictions) if You were age 75 or younger at the effective date of your Contract and You had not elected any optional living benefit (other than the GMIB Plus II, which is also known as the "Predictor Plus II" in our sales literature and advertising ). The EDB I is not available in the State of Oregon or with a B Plus Class or C Class Contract in Washington or New York State.

DESCRIPTION OF THE EDB I.

If you select the EDB I, the amount of the death benefit will be the greater of:

(1)The Account Balance; or

(2)The Death Benefit Base.

The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Balance on any Contract Anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5%.

The Death Benefit Base is the greater of (a) or (b) below:

   (a)Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal (including any applicable Withdrawal Charge). The percentage reduction in Account Balance is the dollar amount of the withdrawal (including any applicable Withdrawal Charge) divided by the Account Balance immediately preceding such withdrawal. On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Balance on the date of the recalculation.

   (b)Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

   (i)is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and

  (ii)is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.

The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Balance, the Annual Increase Amount is not set equal to the Account Balance. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Balance.

ANNUAL INCREASE RATE. As noted above, we calculate a Death Benefit Base under the EDB I that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate".

Through the Contract Anniversary immediately prior to your 91st birthday, the Annual Increase Rate is 5%.

On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date, on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary.

After the Contract Anniversary immediately prior to the owner's 91st birthday, the Annual Increase Rate is 0%.

WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):

   (a)The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to that partial withdrawal (including any applicable withdrawal charge); or

   (b)(1) if total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the Contract Anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Contract Owner (or the Annuitant, if the Contract Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a), immediately above, and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

As described in (a), immediately above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Balance. This reduction may be significant, particularly when the Account Balance is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the EDB I. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.

The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the Contract Anniversary immediately preceding your 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described above.

For Contracts for which applications and necessary information were received at your Administrative Office on or before May 1, 2009, we offered a version of the EDB I that is no longer available. The prior version is the same as the current version except that the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%, with respect to section 2(a) above, different investment allocation restrictions apply and different charges apply.

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 591/2, a 10% Federal income tax penalty may apply.

OPTIONAL STEP-UP

On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account Balance. An Optional Step-Up may be beneficial if your Account Balance has grown at a rate above the Annual Increase Rate or the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Balance. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE MAY RESET THE EDB I CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE

CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME OPTIONAL BENEFIT AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

An Optional Step-Up is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the step-up; and (2) the Contract Owner (or oldest joint Contract Owner or Annuitant if the Deferred Annuity is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Deferred Annuity has both the GMIB Plus II optional benefit and the EDB I optional benefit, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.

You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Balance automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Ups to continue. If You discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Ups, the optional benefit (and the charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

We must receive your request to exercise the Optional Step-Up in writing or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

The Optional Step-Up:

   a) resets the Annual Increase Amount to the Account Balance on the Contract Anniversary following the receipt of an Optional Step-Up election; and

   b) may reset the EDB I charge to a rate that does not exceed the lower of:
      (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.

In the event that the charge applicable to Deferred Annuity purchases at the time of the step-up is higher than your current charge, You will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that You may choose to decline the Automatic Annual Step-Up. If You choose to decline the Automatic Annual Step-Up, You must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary. Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at your Administrative Office that You wish to reinstate the step-ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

On the date of the optional step-up, the Account Balance on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the step-up.

INVESTMENT ALLOCATION RESTRICTIONS. If You elect the EDB I, there are certain investment allocation restrictions. Please see "Investment Allocation Restrictions For Certain Optional Benefits."

If You elect the EDB I, You may not participate in the Equity Generator or the Allocator. However You may elect to participate in the Enhanced Dollar Cost Averaging ("EDCA") program, provided that your destination investment choices are selected in accordance with the investment allocation restrictions.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the EDB I are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."

TERMINATION OF THE EDB I.  The EDB I will terminate upon the earliest of:

   (a)The date You make a total withdrawal of your Account Balance (pro rata portion of the annual optional benefit charge will be assessed);

   (b)The date there are insufficient funds to deduct the annual optional benefit charge from your Account Balance;

   (c)The date You elect to receive income payments under your Contract (a pro rata portion of the annual optional benefit charge will be assessed);

   (d)A change of the Contract Owner or joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);

   (e)The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);

   (f)The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or

   (g)Termination of the Deferred Annuity to which the benefit is attached.

Under our current administrative procedures, we will waive the termination of the EDB I if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Balance under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.

THE EDB I AND ANNUITIZATION. Since the annuity date at the time You purchase the Deferred Annuity is the later of age 90 of the Annuitant or 10 years after issue of your Deferred Annuity, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Deferred Annuity must be annuitized (See "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Balance. Generally, once your Deferred Annuity is annuitized, You are ineligible to receive the death benefit selected. However, for Deferred Annuities purchased with an EDB I, if You annuitize at the latest date permitted, You must elect one of the following options:

   (1)Annuitize the Account Balance under the Deferred Annuity's pay-out option provisions; or

   (2)Elect to receive income payments determined by applying the Death Benefit Base to the greater of the guaranteed annuity rates for this Deferred Annuity at the time of purchase or the current annuity rates applicable to this class of Deferred Annuity. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less income payments already paid to the Contract Owner.

If you fail to select one of the above options, we will annuitize your Deferred Annuity under the Lifetime Income Annuity with a 10 Year Guarantee Period income payment type, unless the payment under option (2) above is greater, in which case we will apply option (2) to your Deferred Annuity.

EDB I -- EXAMPLES

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the EDB I.

(1)WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary

   Assume the initial purchase payment is $100,000 and the EDB I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

   Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary

   Assume the initial purchase payment is $100,000 and the EDB I is selected. Assume the Account Balance at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Balance attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

(2)THE ANNUAL INCREASE AMOUNT

   Example

   Assume the Contract Owner is a male, age 55 at issue, and he elects the EDB
   I. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Annual Increase Amount is equal to $100,000 (the initial purchase payment). The Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Contract Owner's 90th birthday). At the tenth Contract Anniversary, when the Contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

   Determining a death benefit based on the Annual Increase Amount

   Assume that You make an initial purchase payment of $100,000. Prior to annuitization, your Account Balance fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts You selected. The Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per year, until the Contract Anniversary on or following the Contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable

   Withdrawal Charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Balance on the date the death benefit amount is determined).

(3)THE HIGHEST ANNIVERSARY VALUE

   Example

   Assume, as in the example in section (2) above, the Contract Owner is a male, age 55 at issue, and he elects the EDB I. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Account Balance on the first Contract Anniversary is $108,000 due to good market performance. Because the Account Balance is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Balance ($108,000). Assume the Account Balance on the second Contract Anniversary is $102,000 due to poor market performance. Because the Account Balance is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Account Balance is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Balance ($155,000).

   Determining a death benefit based on the Highest Anniversary Value

   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Balance at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Balance on the date the death benefit amount is determined).

(4)PUTTING IT ALL TOGETHER

   Example

   Continuing the examples in sections (2) and (3) above, assume the Contract Owner dies after the tenth Contract Anniversary but prior to the eleventh Contract Anniversary, and on the date the death benefit amount is determined, the Account Balance is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Balance ($150,000), the Death Benefit Base will be the death benefit amount.

   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.

(5)THE OPTIONAL STEP-UP

   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and You elect an Optional Step-Up.

   The effect of the Optional Step-Up election is:

   (1)The Annual Increase Amount resets from $105,000 to $110,000; and

   (2)The EDB I charge is reset to the fee we charge new Contract Owners for the EDB I at that time.

   The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Balance is less than the Annual Increase Amount.

(6)THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP

   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and You elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Balance is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.

   The effect of the Optional Step-Up is:

   (1)The Annual Increase Amount automatically resets from $105,000 to $110,000; and

   (2)The EDB I charge is reset to the fee we charge new Contract Owners for the EDB I at that time.

   The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. Because your Account Balance is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.

   The effect of the Optional Step-Up is:

   (1)The Annual Increase Amount automatically resets from $115,500 to $120,000; and

   (2)The EDB I charge is reset to the fee we charge new Contract Owners for the EDB I at that time.

   Assume your Account Balance increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Balance would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

   The effect of the Optional Step-Up is:

   (1)The Annual Increase Amount automatically resets to the higher Account Balance; and

   (2)The EDB I charge is reset to the fee we charge new Contract Owners for the EDB I at that time.

   After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume You do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Balance at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Balance is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the optional benefit continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday. Also, note the EDB I charge remains at its current level.

EARNINGS PRESERVATION BENEFIT

You may purchase this benefit at application. The Earnings Preservation Benefit is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay.

This benefit provides that an additional death benefit is payable equal to:

The difference between

1. Your death benefit (either the basic death benefit or an optional death benefit for which You pay an additional charge); and

2. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments, or

On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:

1. The difference between

   a. Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent purchase payments made after each Contract Anniversary, reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and

   b. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments.

2. In each case, multiplied by the following percentage, depending upon your age when You purchased the Contract:

          Purchase Age                            Percentage

          Ages 69 or younger                          40%

          Ages 70-79                                  25%

          Ages 80 and above                            0%

You may not purchase this benefit if You are 80 years of age or older.

For purposes of the above calculation, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal plus applicable Withdrawal Charges divided by the Account Balance immediately before the withdrawal.

If the spouse continues the Contract, the spouse can choose one of the following two options:

  . Continue the Earnings Preservation Benefit. Then the additional death benefit is calculated in the same manner as above except the calculation takes into account the surviving spouse's age for purposes of determining what is the Contract Anniversary prior to the 81st birthday. In this case, the benefit is paid as of the death of the surviving spouse, rather than the first spouse.

  . Stop the Earnings Preservation Benefit. Then, the Account Balance is reset to equal the death benefit plus the additional death benefit on the date the spouse continues the Contract. The Earnings Preservation Benefit will cease and the Separate Account charge will be reduced by 0.25%.

If we do not receive notification from the surviving spouse either to elect to continue or to discontinue the Earnings Preservation Benefit within 90 days of notice to us of the death of a spouse, we will treat the absence of a notification as if the Earnings Preservation Benefit had been discontinued and the amount of the benefits will be added to the Account Balance.

If You are a natural person and You change ownership of the Deferred Annuity to someone other than your spouse, this benefit is calculated in the same manner except (1) purchase payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account Balance on the date of the change in Contract Owners (gain is effectively reset to zero) and (2) the percentage from the table above is based on the age of the new Contract Owner as of the date of the change in Contract Owner.

If You are a non-natural person, the life of the Annuitant is the basis for determining the additional death benefit. If there are joint Contract Owners, the oldest of the two will be used as a basis for determining the additional death benefit.

The Earnings Preservation Benefit is available for an additional charge of 0.25% annually of the average daily value of the amount You have in the Separate Account.

                                   EXAMPLE:


---------------------------------------------------------------------
                                        Date           Amount
                                      ---------- --------------------
A   Purchase Payments Not Withdrawn   10/1/2014       $100,000
---------------------------------------------------------------------
B   Death Benefit                     10/1/2015       $105,000
---------------------------------------------------------------------
C   Additional Death Benefit          10/1/2015        $2,000
                                                  (= 40% X (B - A))
---------------------------------------------------------------------
D   Account Balance                   10/1/2016        $90,000
---------------------------------------------------------------------
E   Withdrawal                        10/2/2016        $9,000
---------------------------------------------------------------------
F   Account Balance after Withdrawal  10/2/2016        $81,000
                                                      (= D - E)
---------------------------------------------------------------------
G   Purchase Payments Not Withdrawn   10/2/2016        $91,000
---------------------------------------------------------------------
                                                     (= A - E,
                                                  because there is
                                                     no gain at
                                                 time of withdrawal)
---------------------------------------------------------------------
H   Death Benefit                     10/2/2016        $99,238
---------------------------------------------------------------------
I   Additional Death Benefit                           $3,295
                                                  (= 40% X (H - G))
---------------------------------------------------------------------


Notes to Example

Purchaser is age 60 at issue.

Any Withdrawal Charge from the Account Balance is included when determining the percentage of Account Balance withdrawn.

All amounts are rounded to the nearest dollar.

LIVING BENEFITS

OVERVIEW OF LIVING BENEFITS

We offer a suite of optional living benefits that, for an additional charge, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one version of these optional benefits may be elected, and the optional benefit must be elected at Contract issue. These optional benefits are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional benefit.

             Guaranteed Income                         Guaranteed Withdrawal
                 Benefits                                     Benefits
-------------------------------------------- -------------------------------------------
Guaranteed Minimum Income Benefit            Lifetime Withdrawal Guarantee (LWG I and
Plus (GMIB Plus I and GMIB Plus II or, the   LWG II)
Predictor Plus, or Predictor Plus I and      Enhanced Guaranteed Withdrawal Benefit
Predictor Plus II)                           (Enhanced GWB)
Guaranteed Minimum Income Benefit            Guaranteed Withdrawal Benefit (GWB I)
(GMIB I and GMIB II or the Predictor)
Our guaranteed income benefits are           These optional benefits are designed to
designed to allow You to invest your         guarantee that at least the entire amount
Account Balance in the market while          of purchase payments You make will be
at the same time assuring a specified        returned to You through a series of
guaranteed, level of minimum fixed           withdrawals (without annuitizing),
income payments if You elect to              regardless of investment performance, as
annuitize. The fixed annuity payment         long as withdrawals in any Contract Year
amount is guaranteed regardless of           do not exceed the maximum amount
investment performance or the actual         allowed. With the LWG, You get the same
Account Balance at the time You elect        benefits, but in addition, if You make
pay-outs. Prior to exercising this           your first withdrawal on or after the date
benefit and annuitizing your Contract,       You reach age 59 1/2, You are
You may make withdrawals up to a             guaranteed income for your life (and, for
maximum level specified in the rider         states other than New York, the life of
and still maintain the benefit amount.       your spouse, if the Joint Life version was
(GMIB I and GMIB II were formerly            elected and the spouse elects to continue
known as "Versions I and Versions II         the Contract is at least age 59 1/2 at
of the Guaranteed Minimum Income             spousal continuation), even after the
Benefit"; and GMIB Plus I was                entire amount of purchase payments has
formerly known as "Version III of the        been returned. (GWBI was formerly
Guaranteed Minimum Income                    known as "Version I of the Guaranteed
Benefit".)                                   Withdrawal Benefit"; Enhanced GWB was
                                             formerly known as "Version II of the
                                             Guaranteed Withdrawal Benefit"; and
                                             LWG I was formerly known as "Version
                                             III - the Lifetime Withdrawal Guarantee
                                             Benefit".)

             Guaranteed Income                    Guaranteed Asset Accumulation
                 Benefits                                    Benefit
-------------------------------------------- -----------------------------------------
Guaranteed Minimum Income Benefit            Guaranteed Minimum Accumulation Benefit
Plus (GMIB Plus I and GMIB Plus II or, the   (GMAB)
Predictor Plus, or Predictor Plus I and
Predictor Plus II)
Guaranteed Minimum Income Benefit
(GMIB I and GMIB II or the Predictor)
Our guaranteed income benefits are           GMAB is designed to guarantee that
designed to allow You to invest your         your Account Balance will not be less
Account Balance in the market while          than a minimum amount at the end of
at the same time assuring a specified        the 10-year waiting period.
guaranteed, level of minimum fixed           The amount of the guarantee depends
income payments if You elect to              on which of three permitted Investment
annuitize. The fixed annuity payment         Divisions You select.
amount is guaranteed regardless of
investment performance or the actual
Account Balance at the time You elect
pay-outs. Prior to exercising this
benefit and annuitizing your Contract,
You may make withdrawals up to a
maximum level specified in the rider
and still maintain the benefit amount.
(GMIB I and GMIB II were formerly
known as "Versions I and Versions II
of the Guaranteed Minimum Income
Benefit"; and GMIB Plus I was
formerly known as "Version III of the
Guaranteed Minimum Income
Benefit".)






GUARANTEED INCOME BENEFITS

At the time You buy the Contract, You may elect a guaranteed income benefit ("GMIB") for an additional charge. Each version of this optional benefit is designed to guarantee a predictable, minimum level of fixed income payments, regardless of investment performance of your Account Balance during the pay-in phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT BALANCE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE OPTIONAL BENEFIT) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE OPTIONAL BENEFIT EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the optional benefit, You may make specified withdrawals that reduce your income base (as explained below) during the pay-in phase and still leave the optional benefit guarantees intact, provided the conditions of the optional benefit are met. Your registered representative can provide You an illustration of the amounts You would receive, with or without withdrawals, if You exercised the optional benefit.

There are four versions of the GMIB that have been available with this Contract, GMIB Plus II, GMIB Plus I, GMIB II and GMIB I. None of the GMIBs are available for sale.

There may be versions of each optional guaranteed income benefit that vary by issue date and state availability. In addition, a version may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional benefits for the specific provisions applicable to You.

You may not have this optional benefit and another optional living benefit (LWG, GWB or GMAB) in effect at the same time. Once elected, the optional benefit cannot be terminated except as discussed below.

FACTS ABOUT GUARANTEED INCOME BENEFITS

INCOME BASE AND GMIB INCOME PAYMENTS. Under all versions of the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount You receive as an income payment upon exercising the GMIB and annuitizing the Contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT BALANCE OR A MINIMUM RETURN FOR ANY INVESTMENT DIVISION. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, You may exercise the benefit. We then will apply the income base calculated at the time of exercise to the GMIB Annuity Table (as described below) specified in the optional benefit in order to determine your minimum guaranteed lifetime fixed monthly income payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment).

THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per year. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year for GMIB I, GMIB II and GMIB Plus I. As with other pay-out types, the amount You receive as an income payment also depends on your age, your sex, (where permitted by state law), and the income type You select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT BALANCE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.

If You exercise a GMIB, your income payments will be the greater of:

  . the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or

  . the income payment determined for the same income type in accordance with the base Contract. (See "Pay-Out Options (or Income Options)".)

If You choose not to receive income payments as guaranteed under the GMIB, You may elect any of the income options available under the Contract.

OWNERSHIP. If the owner is a natural person, the owner must be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the owner in determining the income base and GMIB income payments.

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If joint owners are named, the age of the older will be used to determine the income base and GMIB income payments.
For purposes of the Guaranteed Income Benefits section of the prospectus, "You" always means the owner, oldest joint owner or the Annuitant, of the owner is a non-natural person.

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 591/2, a 10% Federal income tax penalty may apply.

GMIB AND DECEDENT CONTRACTS. If You are purchasing this Contract with a nontaxable transfer of the death proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the Internal Revenue Service required distribution rules, You may not purchase the GMIB.


GMIB AND QUALIFIED CONTRACTS. THE GMIB MAY HAVE LIMITED USEFULNESS IN CONNECTION WITH A QUALIFIED CONTRACT, SUCH AS IRA (SEE "FEDERAL TAX CONSIDERATIONS"), IN CIRCUMSTANCES WHERE, DUE TO THE TEN YEAR WAITING PERIOD AFTER PURCHASE (AND, FOR THE GMIB PLUS II AND GMIB PLUS I, AFTER AN OPTIONAL STEP-UP), THE OWNER IS UNABLE TO EXERCISE THE BENEFIT UNTIL AFTER THE REQUIRED BEGINNING DATE OF REQUIRED MINIMUM DISTRIBUTIONS UNDER THE CONTRACT. In such event, required minimum distributions received from the Contract during the ten year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of income payments under the GMIB. You should consult your tax adviser prior to electing the GMIB.


DESCRIPTION OF GMIB PLUS II

The GMIB Plus II is no longer available for purchase. In states where approved, the GMIB Plus II is available only for owners up through age 78 and You can only elect the GMIB Plus II at the time You purchase the Contract. The GMIB Plus II is not available in the State of Oregon. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY ON OR FOLLOWING THE OWNER'S 90TH BIRTHDAY.

INCOME BASE

The income base is equal to the greater of (a) or (b) below:

(a)Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each Contract Anniversary prior to the your 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Balance on the date of the recalculation.

The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account Balance attributable to each subsequent withdrawal (including any applicable withdrawal charge).

(b)Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

   (i)is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and

  (ii)is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.

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The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Balance, the Annual Increase Amount is not set equal to the Account Balance. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Balance.

FOR DEFERRED ANNUITIES ISSUED IN NEW YORK STATE, THE ANNUAL INCREASE AMOUNT SHALL NOT EXCEED 270% OF TOTAL PURCHASE PAYMENTS OR, IF GREATER, 270% OF THE ANNUAL INCREASE AMOUNT AS OF THE MOST RECENT OPTIONAL STEP-UP FOR GMIB PLUS II (SEE "OPTIONAL STEP-UP" BELOW). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 270% of the new, higher Annual Increase Amount, if it is greater than 270% of your Purchase Payments.

ANNUAL INCREASE RATE. As noted above, we calculate an income base under the GMIB that helps determine the minimum amount You receive as an income payment upon exercising the optional benefit. One of the factors used in calculating the income base is called the "annual increase rate."

Through the Contract Anniversary immediately prior to the your 91st birthday, the Annual Increase Rate is 5%.

On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date; on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary.
During the 30 day period following the Contract Anniversary immediately prior to the your 91st birthday, the annual increase rate is 0%.

WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):

   (a)The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal (including any applicable withdrawal charge); or

   (b)If total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the annuitant, if the Deferred Annuity is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
      (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

As described in (a) above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Balance. This reduction may be significant, particularly when the Account Balance is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of income payments under the GMIB optional benefit. Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, will result in dollar-for-dollar treatment of the withdrawals as described in (b) immediately above.

Partial annuitizations are not permitted.

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In determining the GMIB Plus II income payments, an amount equal to the withdrawal charge that would apply upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base. For purposes of calculating the income base, purchase payment credits (I.E., bonus payments) are not included.

OPTIONAL STEP-UP.   On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Balance. An Optional Step-Up may be beneficial if your Account Balance has grown at a rate above the Annual Increase Rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Balance. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME OPTIONAL BENEFIT AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.

An Optional Step-Up is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the reset; and (2) the Contract Owner (or oldest joint Contract Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Deferred Annuity has both the GMIB Plus II and the EDB I, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.

You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Balance automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a step-up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if you want Automatic Annual Step-Ups to continue. If You discontinue or do not re-elect the Automatic Annual Step Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Ups, the optional benefit (and charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

We must receive your request to exercise the Optional Step-Up in writing at your Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

The Optional Step-Up:

(1)resets the Annual Increase Amount to the Account Balance on the Contract Anniversary following the receipt of an Optional Step-Up election;

(2)resets the waiting period to exercise the GMIB Plus II to the 10th Contract Anniversary following the date the Optional Step-Up took effect;

(3)For Contracts issued in New York State only, may reset the maximum Annual Increase Amount to a percentage (270%) multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and


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(4)may reset the charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.

In the event that the charge applicable to Deferred Annuity purchases at the time of the step-up is higher than your current charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our administrative procedures (currently we require you to submit your request in writing to your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Administrative Office that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

On the date of the step-up, the Account Balance on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the step-up.

INVESTMENT ALLOCATION RESTRICTIONS. If You elect the GMIB Plus II, there are certain investment allocation restrictions. Please see "Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits". If You elect the GMIB Plus II, You may not participate in the Equity Generator and the Allocator. However, You may elect to participate in the Enhanced Dollar Cost Averaging Program, provided that your destination Investment Divisions are selected in accordance with the investment allocation restrictions.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GMIB Plus II are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."

GUARANTEED PRINCIPAL OPTION. On each Contract Anniversary, starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the owner's 91st birthday, You may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the older owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.

By exercising the Guaranteed Principal Option, You elect to receive an additional amount to be added to your Account Balance intended to restore your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

(a)is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option) and

(b)the Account Balance on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included. The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal

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Adjustment will be added to each applicable Investment Division in the ratio the portion of the Account Balance in such Investment Division bears to the total Account Balance in all Investment Divisions.

IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your Account Balance, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for You if You intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.

The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The Contract, however, will continue, and the GMIB Plus II allocation restrictions, described above, will no longer apply. If You elected both the GMIB Plus II and the EDB I, the EDB I investment allocation restrictions described in "Investment Allocation Restrictions For Certain Optional Benefits" will continue to apply as long as the EDB I optional benefit has not terminated.

The Guaranteed Principal Option is not available in the state of Washington.

EXERCISING THE GMIB PLUS II. If You exercise the GMIB Plus II, You must select to receive income payments under one of the following income types:

   (1)Lifetime Income Annuity with a 5-Year Guarantee Period .

   (2)Lifetime Income Annuity for Two with a 5-Year Guarantee Period . Based on Federal tax rules, this option is not available for qualified Contracts where the difference in ages of the joint Annuitants, who are non-spouses, is greater than 10 years. See "Pay-Out Options (or Income Options.)" (For Contracts issued in New York State, this income type is only available if the youngest Annuitant's attained age is 35 or older).

These options are described in the Contract and the GMIB Plus II.

The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10 year age set back with interest of 1.0% per year. As with other pay-out types, the amount You receive as an income payment also depends on the income payment type You select, your age, and your sex (where permitted under state law). The annuity rates for attained ages 86 or 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT BALANCE ON YOUR ANNUITY DATE TO THEN CURRENT ANNUITY PURCHASE RATES.

If You exercise the GMIB Plus II, your income payments will be the greater of: the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or the income payment determined for the same income payment type in accordance with the base Contract. (See "Pay-out Options (or Income Options).")

IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS II PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING ACCOUNT BALANCE ON THE ANNUITY DATE TO THE THEN CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.

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If You take a full withdrawal of your Account Balance, your Contract is terminated by us due to its small Account Balance and inactivity (see "When We Can Cancel Your Deferred Annuity"), or your Contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base after any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

ENHANCED PAYOUT RATES (DOES NOT APPLY TO CONTRACTS ISSUED IN NEW YORK STATE). The GMIB payout rates are enhanced under either of the following circumstances, if:

   (a)You take no withdrawals prior to age 62;

   (b)your Account Balance is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and

   (c)the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period;

Then the annual income payments under the GMIB Plus II will equal or exceed 5.5% of the income base (calculated on the date the payments are determined).

For example, if an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Plus II. If the spouse elects to continue the Contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the Contract and the GMIB Plus II, the spouse would be eligible for the 5.5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the Contract was continued. If the spouse elects to continue the Contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.

Similarly if;

   (a)You take no withdrawals prior to age 60;

   (b)your Account Balance is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and

   (c)the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

Then the annual income payments under the GMIB Plus II will equal or exceed 5% of the income base (calculated on the date the payments are determined).

If You choose not to receive income payments as guaranteed under the GMIB Plus II, You may elect any of the pay-out options under the Contract.

If the income base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to You instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently then annually.

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TERMINATING THE GMIB PLUS II.  Except as otherwise provided, the GMIB Plus II will terminate upon the earliest of:

   (a)The 30th day following the Contract Anniversary on or following your 90th birthday;

   (b)The date You make a complete withdrawal of your Account Balance (if there is an income base remaining You will receive payments based on the remaining income base) (a pro rata portion of the annual optional benefit charge will be assessed).

   (c)The date You elect to receive income payments under the Contract and You do not elect to receive payments under the GMIB Plus II (a pro rata portion of the annual optional benefit charge will be assessed);

   (d)Death of the Contract Owner or joint Contract Owner (unless the spouse (aged 89 or younger) is the Beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;

   (e)A change for any reason of the Contract Owner or joint Contract Owner (or Annuitant, if the Contract Owner is a non-natural person), subject to our administrative procedures; (a pro rata portion of the annual optional benefit charge will be assessed);

   (f)The effective date of the Guaranteed Principal Option; or

   (g)The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed).


If a Contract Owner or joint Contract Owner dies and:

  . the spouse elects to continue the Contract and the GMIB Plus II optional benefit under termination provision (d) above; and

  . before the 10-year waiting period to exercise the GMIB Plus II optional benefit has elapsed, the GMIB Plus II optional benefit will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary on or following the spouse's 90th birthday);

we will permit the spouse to exercise the GMIB Plus II optional benefit within the 30 days following the Contract Anniversary on or following his or her 90th birthday, even though the 10-year waiting period has not elapsed.


Under our current administrative procedures, we will waive the termination of the GMIB Plus II if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Balance under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.

When the GMIB Plus II terminates, the corresponding GMIB Plus II charge terminates and GMIB Plus II investment restrictions no longer apply.

For Contracts issued in all states except New York from February 24, 2009 through May 1, 2009, the following differences apply:

(1)The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per year;

(2)The GMIB payout rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event: (i) You take no withdrawals prior to age 62; (ii) your Account Balance is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and (iii) the annuity option You select is the Lifetime Income Annuity with a 10-Year Guarantee Period, or (b) 5% of the income base (calculated on the date

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   the payments are determined) if: (i) You take no withdrawals prior to age
   60; (ii) your Account Balance is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and (iii) You select the Lifetime Income Annuity with a 10-Year Guarantee Period;

(3)Different investment allocation restrictions apply;

(4)The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter;

(5)If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to You (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year; and

(6)The fixed annuity options are the Lifetime Income Annuity with a 10 year Guaranteed Period (if You choose to start the annuity option after age 79, the year of the guarantee period component of the annuity option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the Lifetime Income Annuity for Two with a 10 Year Guarantee Period. (Based upon Federal tax rules, this option is not available for qualified Contracts where the difference in ages of the joint Annuitants, who are non-spouses, is greater than 10 years).

(7)If your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the Contract Anniversary on which the Optional Step-Up occurs.

For Contracts issued in New York State on or before May 1, 2009, the following differences apply:

(1) The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter;

(2) The GMIB annuity rates for attained ages 85-90 are the same as those for attained age 84;

(3) Different investment allocation restrictions apply;

(4) The Lifetime Income Annuity for Two income option type is only available if the oldest Annuitant's attained age is 55 or older;

(5) The Annual Increase Amount shall not exceed 190% of total purchase payments or, if greater, 190% of the Annual Increase Amount as of the most recent Optional Step-Up;

(6) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to You (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year; and

(7) The GMIB Annuity Table is calculated based upon the Annuity Mortality Table with a 7-year age set back with interest of 1.5% per year.

(8) If your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the Contract Anniversary on which the Optional Step-Up occurs.

For Contracts issued in all states except New York on or before February 23, 2009, the GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year; the GMIB payout rates

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are enhanced to be at least 6% of the Annual Increase Amount (calculated on the date the payments are determined) in the event: (i) You take no withdrawals prior to age 60; (ii) your Account Balance is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and (iii) the annuity option You select is the Lifetime Income Annuity with a 10-Year Guarantee Period and differences (3) through (7) in the non-New York version apply.

Notes on Graphs and Examples:

The purpose of these examples is to illustrate the operation of the GMIB Plus
II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Divisions chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.

(1)WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary

   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

   Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary

   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the Account Balance at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an Account Balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Balance attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Balance by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

(2)THE ANNUAL INCREASE AMOUNT

   Example

   Assume the owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Annual Increase Amount is equal to $100,000 (the initial purchase payment). The Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary prior to the owner's 91st birthday). At the tenth Contract Anniversary, when the owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

   Determining a value upon which future income payments will be based

   Assume that You make an initial purchase payment of $100,000. Prior to annuitization, your Account Balance fluctuates above and below your initial purchase payment depending on the investment performance of the Investment Divisions You selected. Your purchase payments accumulate at the annual increase rate of 5%, until the Contract Anniversary on or immediately after the Contract Owner's 90th birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 270% maximum increase limitation). Your purchase payments are also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.

                                    [GRAPHIC]



   Determining your guaranteed lifetime income stream

   Assume that You decide to annuitize your Contract and begin taking income payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime income payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.

                                    [GRAPHIC]



(3)THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

   Example

   Assume, as in the example in section (2) above, the owner of the Contract is a male, age 55 at issue, and he elects GMIB Plus II. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Account Balance on the first Contract Anniversary is $108,000 due to good market performance. Because the Account Balance is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Balance ($108,000). Assume the Account Balance on the second Contract Anniversary is $102,000 due to poor market performance. Because the Account Balance is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Account Balance is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Balance ($155,000). See section (4) below for an example of the exercise of GMIB Plus II.

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   Determining a value upon which future income payments will be based

   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Balance at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[CHART]

   Determining your guaranteed lifetime income stream

   Assume that You decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Balance. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime income payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.

                                    [GRAPHIC]



(4)PUTTING IT ALL TOGETHER

   Example

   Continuing the examples in sections (2) and (3) above, assume the Contract Owner chooses to exercise the GMIB Plus II at the tenth Contract Anniversary and elects a Lifetime Income Annuity with a 5-Year Guarantee Period. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the GMIB Annuity Table. This yields income payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $673; if the Contract Owner were age 75, the income base of $162,889 would yield monthly payments of $785.)

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

   Assume the Contract Owner, a New York resident, chooses to exercise the GMIB Plus II optional benefit at the 21st Contract Anniversary and elects a Lifetime Income Annuity with a 5-Year Guarantee Period. Assume the Account Balance has declined due to poor market performance. The 5% Annual Increase Amount would be limited to the maximum of 270% of the total purchase payments, which equals $270,000. Because the 5% Annual Increase Amount ($270,000) is greater than the Highest Anniversary Value ($150,000), the 5% Annual Increase Amount ($270,000) is used as the income base. The income base of $270,000 is applied to the GMIB Annuity Table. This yields income payments of $1,345 per month for life, with a minimum of 5 years guaranteed. (If the same Contract Owner were instead age 81, the income base of $270,000 would yield monthly payments of $1,607; if the Contract Owner were age 86, the income base of $270,000 would yield monthly payments of $1,877.)

   The above example does not take into account the impact of premium and other taxes. As with other pay out types, the amount You receive as an income payment depends on the income type You select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.

   Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the Contract, You will receive income payments for life and the Annual Increase Amount, Highest Anniversary Value and the Account Balance will cease to exist. Also, the GMIB Plus II may only be exercised no later than the Contract Anniversary on or following the Contract Owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the Contract Anniversary.

                                    [CHART]


   With the GMIB, the income base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the Contract is issued. HOWEVER, IF THEN-CURRENT ANNUITY PURCHASE FACTORS APPLIED TO THE ACCOUNT BALANCE WOULD PRODUCE A GREATER AMOUNT OF INCOME, THEN YOU WILL RECEIVE THE GREATER AMOUNT. IN OTHER WORDS, WHEN YOU ANNUITIZE YOUR CONTRACT YOU WILL RECEIVE WHATEVER AMOUNT PRODUCES THE GREATEST INCOME PAYMENT. THEREFORE, IF YOUR ACCOUNT BALANCE WOULD PROVIDE GREATER INCOME THAN WOULD THE AMOUNT PROVIDED UNDER THE GMIB, YOU WILL HAVE PAID FOR THE GMIB ALTHOUGH IT WAS NEVER USED.

                                    [CHART]



(5)THE GUARANTEED PRINCIPAL OPTION -- GRAPH AND EXAMPLE

Initial investment is $100,000. Assume that no withdrawals are taken. Assume that Account Balance at the 10th Contract Anniversary is $50,000 due to poor market performance, and the Guaranteed Principal Option is exercised at this time.

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The effect of exercising the Guaranteed Principal Option:

(1)A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Balance 30 days after the 10th Contract Anniversary bringing it back up to $100,000.

(2)The GMIB Plus II benefit and the benefit charge terminate as of the date that the adjustment is made to the Account Balance; the Contract continues.

(3)The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Balance (except if the GMIB Plus II was elected with the EDB I, the investment allocation restrictions described above will continue to apply as long as the EDB I has not terminated).

                                    [CHART]



* Withdrawals reduce the original purchase payment (I.E., those payments credited within 120 days of the Contract's issue date) proportionately and, therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

(6)THE OPTIONAL STEP-UP: OPTIONAL AUTOMATIC ANNUAL STEP-UP

Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount of the GMIB Plus II Income Base increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and You elected Optional Step-Ups to occur under the Optional Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Balance is higher than your Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

(1)The Annual Increase Amount of the Income Base automatically resets from $105,000 to $110,000;

(2)The 10-year waiting period to annuitize the Contract is reset to 10 years from the first Contract Anniversary;

(3)The charge is reset to the fee we charge new Contract Owners for the same optional benefit at that time; and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

The Annual Increase Amount of the Income Base increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. Because your Account Balance is higher than your Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

(1)The Annual Increase Amount of the Income Base automatically resets from $115,500 to $120,000;

(2)The 10-year waiting period to annuitize the Contract is reset to 10 years from the second Contract Anniversary;

(3)The charge is reset to the fee we charge new Contract Owners for the same optional benefit at that time; and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

Assume your Account Balance increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Balance would exceed the Annual Increase Amount of the Income Base and an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

The effect of each Optional Step-Up is:

(1)The Annual Increase Amount of the Income Base automatically resets to the higher Account Balance;

(2)The 10-year waiting period to annuitize the Contract is reset to 10 years from the date of the Optional Step-Up;

(3)The charge is reset to the fee we charge new Contract Owners for the same optional benefit at the time; and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

After the seventh Contract Anniversary, the initial Optional Automatic Annual Step-Up election expires. Assume You do not make a new election of the Optional Automatic Annual Step-Up. The Annual Increase Amount of the Income Base increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Balance at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Balance is lower than your Annual Increase Amount of the Income Base. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount of the Income Base remains at $178,500 despite poor market performance, and, provided the benefit continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 270% maximum increase limitation). Also, please note:

(1)The 10-year waiting period to annuitize the Contract remains at the 17th Contract Anniversary (10 years from the date of the last Optional Step-Up);

(2)The charge remains at its current level; and

(3)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

                                     [CHART]


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DESCRIPTION OF GMIB PLUS I

The GMIB Plus I is no longer available for purchase. The GMIB Plus I was available only for Contract Owners up through age 75, and You could only have elected GMIB Plus I at the time You purchased the Contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 85th birthday.

GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:

   (1)The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the Contract Anniversary on or following the owner's 85th birthday and 0% thereafter.

   (2)An "Optional Step-Up" under the GMIB Plus II is referred to as an "Optional Reset" under the GMIB Plus I. An Optional Reset is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the reset; and (2) the Contract Owner (or oldest joint Contract Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.

   (3)If your income base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the Contract Anniversary on which the Optional Reset occurs.

   (4)Termination provision g) above does not apply and the following replaces termination provision a), above:

      The 30th day following the Contract Anniversary on or following your 85th birthday.

      and the following replaces provision d) above:

      Death of the Contract Owner or joint Contract Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the Contract), or the death of the Annuitant if a non-natural person owns the Contract.


      and the following replaces the paragraph immediately after provision (g) above:

If a Contract Owner or joint Contract Owner dies and:

  . the spouse elects to continue the Contract and the GMIB Plus I optional benefit under termination provision (d) above; and

  . before the 10-year waiting period to exercise the GMIB Plus I optional benefit has elapsed, the GMIB Plus I optional benefit will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary on or following the spouse's 85th birthday);

we will permit the spouse to exercise the GMIB Plus I optional benefit within the 30 days following the Contract Anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


   (5)If You elect the GMIB Plus I, You are limited to allocating your purchase payments and Account Balance among the following funding options:


      (a)MetLife Asset Allocation 20 Investment Division,

      (b)MetLife Asset Allocation 40 Investment Division,

      (c)MetLife Asset Allocation 60 Investment Division,

      (d)MetLife Asset Allocation 80 Investment Division,


      (e)American Funds(R) Moderation Allocation Investment Division,

      (f)American Funds(R) Balanced Allocation Investment Division,

      (g)American Funds(R) Growth Allocation Investment Division,


      (h)Fixed Account,

      (i)SSgA Growth ETF Investment Division,

      (j)SSgA Growth and Income ETF Investment Division,

      (k)BlackRock Money Market Investment Division (where available),

      (l)AllianceBernstein Global Dynamic Allocation Investment Division,

      (m)AQR Global Risk Balanced Investment Division,

      (n)BlackRock Global Tactical Strategies Investment Division,

      (o)Invesco Balanced-Risk Allocation Investment Division,

      (p)JPMorgan Global Active Allocation Investment Division,

      (q)MetLife Balanced Plus Investment Division,

      (r)Schroders Global Multi-Asset Investment Division,

      (s)Pyramis(R) Government Income Investment Division,

      (t)Barclays Aggregate Bond Index Investment Division,

      (u)Pyramis(R) Managed Risk Investment Division,

      (v)MetLife Multi-Index Targeted Risk Investment Division,

      (w)Allianz Global Investors Dynamic Multi-Asset Plus Investment Division, and

      (x)PanAgora Global Diversified Risk Investment Division.


   (6)The Guaranteed Principal Option may be exercised starting with the tenth Contract Anniversary prior to the Contract Owner's 86th birthday.

   (7)We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for a class of the Contract. We are waiving this right with respect to purchasers of the Contract offered by this prospectus who elect or have elected the GMIB Plus I benefit and will allow Optional Resets by those purchasers even if this benefit is no longer offered for a class of the Contract.

   (8)If You exercise the GMIB Plus I benefit under the life annuity with 10 years of annuity payments guaranteed option, the Guaranteed Period is 5 years for ages 84-85.

   (9)If You exercise the GMIB Plus I benefit under the life annuity, 10 years of annuity payments are guaranteed.

  (10)If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event; (i) You take no withdrawals prior to age 60;
      (ii) your Account Balance is fully withdrawn or decreases to zero on or after age 60 and there is no income base remaining; and (iii) the annuity option You select is the Lifetime Income Annuity with a 10-Year Guarantee Period.

  (11)The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year.

You may elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination Investment Divisions are one or more of the above-listed investment choices.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GMIB Plus I are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."

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

For Contracts issued prior to JULY 16, 2007, the GMIB Plus II payout rates described in (10) above will not be applied.

For Contracts issued prior to FEBRUARY 26, 2007, we offered a version of the GMIB Plus I that is no longer available. This prior version of the GMIB Plus I differs from the current version with respect to the calculation of the Annual Increase Amount and the applicable benefit charge. Specifically: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday, and (b) the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph "a" of the "Income Base'' section above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year; and (2) the additional charge for the GMIB Plus I is 0.75% of the Income Base (with a maximum Optional Reset charge of 1.50% of the Income Base applicable upon the exercise of the Optional Reset feature). If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the Contract Anniversary on which the Optional Reset occurs.

EXAMPLE

THE OPTIONAL STEP-UP

Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount of the Income Base increases to $105,000 on the first Contract Anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and You elect an Optional Step-Up.

The effect of the Optional Step-Up election is:

(1)The 5% Annual Increase Amount of the Income Base resets from $105,000 to $110,000;

(2)The 10-year waiting period to annuitize the Contract under the GMIB Plus I is reset to 10 years from the first Contract Anniversary;

(3)The charge is reset to the fee we charge new Contract owners at that time;

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary; and

The 5% Annual Increase Amount of the Income Base increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Balance is less than the 5% Annual Increase Amount of the Income Base.

For Contracts issued prior to FEBRUARY 27, 2006, You may elect an Optional Step-Up as described above, except that: 1) You may elect an Optional Reset on any Contract Anniversary only on or after the third Contract Anniversary, and You may then elect an Optional Reset at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Reset; and 2) You are required to affirmatively elect an Optional Reset in accordance with the procedures described above, the Automatic Annual Step-Up feature is not available. Subject to state approval, we will enhance your Contract to change the frequency of the resets from every third Contract Anniversary to each Contract Anniversary and You will also be able to elect Optional Automatic Resets under the Automatic Annual Step-Ups, following the same procedure, as described above. The optional benefit charge for this prior version of the GMIB Plus I is 0.75% of the guaranteed minimum Income Base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.00% of the Income Base, applicable after the Contract Anniversary on which the Optional Reset occurs.

                                                                             91

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DESCRIPTION OF GMIB II

The GMIB II is no longer available for purchase. The GMIB II was available only for Contract Owners up through age 75, and You could have only elected the GMIB II at the time You purchased the Contract. The GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 85th birthday.

The GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:

   (1)The additional charge for GMIB II is 0.50%

   (2)The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:

      a. the annual increase rate is 5% per year through the Contract Anniversary on or following the owner's 85th birthday and 0% thereafter, and

      b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph "a" of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.

   (3)There is no Guaranteed Principal Option.

   (4)There is no Optional Step-Up feature.

   (5)There are no limitations to how You may allocate your purchase payments and Account Balance among the investment choices.

   (6)The following replaces termination provision a), above:

      The 30th day following the Contract Anniversary on or following your 85th birthday.

   (7)The following replaces termination provision e), above:

      A change for any reason of the owner or joint owner or the Annuitant if a non-natural person owns the Contract.

   (8)Termination provisions, f) and g) above, do not apply.

   (9)The fixed annuity options are the Lifetime Income Annuity with a 10-year Guarantee Period (if You choose to annuitize after age 79, the Guarantee Period is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at age 84 and 85) or the Lifetime Income Annuity for Two with a 10-year Guarantee Period. (not available for qualified Contracts where the difference in ages of the joint Annuitants, who are non-spouses, is greater than 10 years)

  (10)The following replaces termination provision d) above: Death of the owner or joint owner unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the Contract, or death of the Annuitant if a non-natural person owns the Contract.


  (11)If a Contract Owner or joint Contract Owner dies and:

     . the spouse elects to continue the Contract and the GMIB II optional benefit under termination provision d) above; and

     . before the 10-year waiting period to exercise the GMIB II optional benefit has elapsed, the GMIB II optional benefit will terminate under termination provision a) above (because it is the 30th day following the Contract Anniversary on or following the spouse's 85th birthday);

      we will permit the spouse to exercise the GMIB II optional benefit within the 30 days following the Contract Anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.


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  (12)There are no enhanced payout rates.

  (13)The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year.

  (14)Subsequent purchase payments are not currently restricted under the GMIB
      II.


DESCRIPTION OF GMIB I

The GMIB I is no longer available for purchase. In states where GMIB I was approved and GMIB II had not been approved You could have only elected the GMIB I at the time You purchased the Contract and if You were age 75 or less. Once elected, this optional benefit cannot be terminated except as described below. The GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a Contract Anniversary.

The GMIB I is identical to the GMIB II, with the following exceptions:

   (1)The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II -- Income Base", except that:

      a) Withdrawals may be payable as You direct without affecting the withdrawal adjustments;

      b) The annual increase rate is 6% per year through the Contract Anniversary immediately prior to the owner's 81st birthday and 0% thereafter; and

      (c)If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous Contract Anniversary, if later, the total withdrawal adjustments for the Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.

   (2)The following replaces termination provision d), above:

      Death of the owner or death of the Annuitant if a non-natural person owns the Contract.

   (3)If You take a full withdrawal of your Account Balance, your Contract is terminated by us due to its small Account Balance and inactivity or your Contract lapses, the GMIB I terminates (even if there remains any income base) and no payments will be made under the benefit. For more information on when we may or may not terminate Your Deferred Annuity see "When We Can Cancel Your Deferred Annuity."

   (4)Subsequent purchase payments under the GMIB I are currently restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."

We currently waive the contractual requirement that terminates the GMIB I in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the Contract. See "Death Benefit -- Generally." In such event, the GMIB I will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the Contract offered by this Prospectus who have elected GMIB I.

GUARANTEED WITHDRAWAL BENEFITS

We offer optional guaranteed withdrawal benefits for an additional charge. There are four Guaranteed Withdrawal Benefits, two versions of the GWB and two versions of the LWG under this Contract:

  .   Lifetime Withdrawal Guarantee II ("LWG II")

  .   Lifetime Withdrawal Guarantee I ("LWG I")

  .   Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")

  .   Guaranteed Withdrawal Benefit I ("GWB I")

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None of the LWGs or the GWBs are available for sale.

Each of the guaranteed withdrawal benefits guarantees that the entire amount of purchase payments You make will be returned to You through a series of withdrawals that You may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, You can take specified annual withdrawals until the entire amount of the purchase payments You made during the time period specified in your benefit has been returned to You. Moreover, if You make your first withdrawal on or after the date You reach age 59 1/2, the LWGs riders guarantee income, without annuitizing the Contract, for your life (and, for Contracts not issued in New York State, the life of your spouse, if the Joint Life version of this optional benefit was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the LWG II" below.)

There may be versions of each optional guaranteed withdrawal benefit that vary by issue date and state availability. In addition, a version may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to You.

If You purchase a guaranteed withdrawal benefit, You must elect one version at the time You purchase the Contract, prior to age 86. A maximum of two versions of the GWBs are offered in any particular state. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and another living benefit (GMIB or GMAB) or the EDB I in effect at the same time. Once elected, the optional benefit may not be terminated except as stated below.

FACTS ABOUT GUARANTEED WITHDRAWAL BENEFITS

MANAGING YOUR WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals or any amount applied to a pay-out option are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Balance or minimum return for any Investment Division. THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE GWB I AND ENHANCED GWB AND THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEES CANNOT BE TAKEN AS A LUMP SUM. (However, if You cancel a Lifetime Withdrawal Guarantee Benefit after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Balance to the purchase payments credited within the first 120 days of the date that we issue the Contract, reduced proportionately for any withdrawals. See "Description of the LWG II -- Cancellation and Guaranteed Principal Adjustment" below.) INCOME TAXES AND PENALTIES MAY APPLY TO YOUR WITHDRAWALS, AND WITHDRAWAL CHARGES MAY APPLY TO WITHDRAWALS DURING THE FIRST CONTRACT YEAR UNLESS YOU TAKE THE NECESSARY STEPS TO ELECT TO TAKE SUCH WITHDRAWALS UNDER A SYSTEMATIC WITHDRAWAL PROGRAM. WITHDRAWAL CHARGES WILL ALSO APPLY TO WITHDRAWALS OF PURCHASE PAYMENTS THAT EXCEED THE FREE WITHDRAWAL AMOUNT.

IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEES). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEES) UNTIL TERMINATION OF THE OPTIONAL BENEFIT.

For purposes of calculating the Guaranteed Withdrawal Amount or the Total Guaranteed Withdrawal Amount (for the LWGs), purchase payment credits (I.E., bonus payments) are not included. In any event, withdrawals under the GWB will reduce your Account Balance and death benefits.

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CHARGES.   If the LWG is in effect, we will continue to assess the GWB benefit charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I or Enhanced GWB is in effect, we will not continue to assess the GWB charge if your Benefit Base, as described below, equals zero.

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 591/2, a 10% Federal income tax penalty may apply.

TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB AND LWG IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEES) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT BALANCE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.

GWB, LWG AND DECEDENT CONTRACTS. If You are purchasing this Contract with a non-taxable transfer of the death benefit proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the Internal Revenue Service required distribution rules, You may not purchase the LWG.

If You purchasing this Contract with a nontaxable transfer of the death proceeds of any Non-Qualified annuity Contract of which You were the Beneficiary and You are "stretching" the distributions under the Internal Revenue Service distribution rules, You may not purchase the Enhanced GWB or GWB.



DESCRIPTION OF THE LWG II

TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the LWG II is in effect, we guarantee that You will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If You take a withdrawal that does NOT exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, You take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceeds the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charge) reduces the Account Balance. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT BALANCE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount You are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If You take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the Non-Excess Withdrawal (including any applicable Withdrawal Charge). If, however, You take an Excess Withdrawal, then we will reduce the Remaining Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charge) reduces the Account Balance. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT BALANCE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As

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described below under "Annual Benefit Payment," the Remaining Guaranteed
Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Contract Owner or oldest Joint Owner (or the Annuitant if the Contract Owner is non-natural person) is age
59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the LWG (see "Additional Information" below).

7.25% COMPOUNDING INCOME AMOUNT. For all Contracts except Contracts issued in New York, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

    6% COMPOUNDING INCOME AMOUNT (NEW YORK STATE ONLY). For Contracts issued in New York State, if You elect the Single Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date You reach age 63, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal is taken before the Contract Anniversary following the date You reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

    If You elect the Joint Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date the younger spouse reaches age 66, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. If the first withdrawal is taken before the Contract Anniversary following the date the youngest spouse reaches age 66, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Contract owner's 91st birthday (or in New York State, the youngest spouse's 91st birthday, if the Joint Life Version is elected), an Automatic Annual Step-Up will occur, provided that the Account Balance exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that You have not chosen to decline the step-up as described below).

The Automatic Annual Step-Up will:

  . resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Balance on the date of the step-up, up to a maximum of $10,000,000 regardless of whether or not You have taken any withdrawals;

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  .   resets the Annual Benefit Payment equal to 5% of the Total Guaranteed
      Withdrawal Amount after the Step-Up (or 6% if You make your first withdrawal on or after the date You reach age 76) or, for Contracts issued in New York State, if the Joint Life version of LWG II was elected, reset the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if You make your first withdrawal on or after the Contract Anniversary following the date You and your spouse are at least age 63); and

  .   may reset the LWG II charge to a rate that does not exceed the lower of:
      (a) the maximum of 1.60% (Single Life version) or 1.80% (Joint Life version) or (b) the current rate that we would charge for the same rider available for new Contract purchases at the time of the Automatic Annual Step-Up.

For Contracts issued on or before February 23, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).

In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current LWG II charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You choose to decline the Automatic Annual Step-Up, You must notify us in writing at our Administrative Office no less than seven calendar days prior to the Contract Anniversary.

Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at our Administrative Office that You wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if You intend to make purchase payments that would cause your Account Balance to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.

For Contracts issued on or before February 23, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and We will increase the optional benefit charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the Contract Anniversary on which the Automatic Annual Step-Up occurs.

ANNUAL BENEFIT PAYMENT. For all Contracts except Contracts issued in New York, the initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if You make the first withdrawal on or after the date You reach age 76). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if You make your first withdrawal on or after the date You reach age 76).

    ANNUAL BENEFIT PAYMENT (NEW YORK STATE ONLY). For Contracts issued in New York State, if You elect the Single Life Version of LWG II, the Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% if You make the first withdrawal on or after the Contract Anniversary following the date You reach age 76). If You elect the Joint Life Version of LWG II, the initial Annual Benefit Payment is equal to the Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if You make the first withdrawal on or after the Contract Anniversary following the date You and your spouse are at least age 63). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 6% Compounding Income Amount, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset to equal the new Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if You make your first withdrawal on or after the Contract Anniversary following the date You and your spouse reach age 63).

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IT IS IMPORTANT TO NOTE:

  . If You take your first withdrawal before the date You reach age 59 1/2 (or, for Contracts issued in New York State with the Joint Life Version, if You take your first withdrawal before the date when both You and your spouse are at least 59 1/2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Balance declines to zero. This means if your Account Balance is depleted due to a Non-Excess Withdrawal or the deduction of the benefit charge and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay You the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Balance was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to You each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that You will receive your purchase payments even it your Account Balance declines to zero due to market performance so long as You do not take Excess Withdrawals, however, You will not be guaranteed income for the rest of your life.

  .   If You take your first withdrawal on or after the date your reach age
      59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life Version is elected and your spouse elects to continue the Contract and is at least age 59 1/2 at continuance, and, for Contracts issued in New York State, if You take your first withdrawal when both You and your spouse are at least age 591/2), even if your Remaining Guaranteed Withdrawal Amount or your Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Balance is depleted due to a Non-Excess Withdrawal or the deduction of the benefit charge we will pay to You the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Balance was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to You each year for the rest of your life (and your spouse's life, if applicable). Therefore, You will be guaranteed income for life.

  . If You take your first withdrawal on or after the date You reach age 76, your Annual Benefit Payment will be set equal to a 6% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount. For Contracts issued in New York State, if You elect the Joint Life Version, if You take your first withdrawal on or after the Contract Anniversary following the date You and your spouse are at least age 63, your Annual Benefit Payment will be set equal to 5% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount.

  . IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT (6% COMPOUNDING INCOME AMOUNT FOR CONTRACTS ISSUED IN NEW YORK STATE) ONCE YOU MAKE YOUR SECOND WITHDRAWAL (FIRST WITHDRAWAL FOR CONTRACTS ISSUED IN NEW YORK STATE). HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.

  . At any time during the pay-in phase, You can elect to annuitize under current annuity rates in lieu of continuing the LWG II.

  . Annuitization may provide higher income amounts if the current income payment type rates applied to the adjusted Account Balance exceed the payments under the LWG II optional benefit. Also, income payments provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the LWG II optional benefit.

  . You have the option of receiving withdrawals under the LWG II or receiving payments under a pay-out option. You should consult with your registered representative when deciding how to receive income under this Contract. In making this decision, You should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II, your potential need to make additional withdrawals in the future, and the relative values to You of the death benefits available prior to and after annuitization (See "Lifetime Withdrawal Guarantee and Annuitization" below).

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MANAGING YOUR WITHDRAWALS.  It is important that You carefully manage your annual withdrawals. To retain the full guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, You should not take Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether You have made an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL ON OR AFTER THE DATE YOU REACH AGE 76).

IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT BALANCE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Balance to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT BALANCE VALUE TO ZERO WILL TERMINATE THE CONTRACT.

You can always take Non-Excess Withdrawals. However, if You choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount, You cannot withdraw 3% in one year and then withdraw 7% the next year without making an Excess Withdrawal in the second year.

REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If You enroll in the automated required minimum distribution service, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

INVESTMENT ALLOCATION RESTRICTIONS. If You elect the LWG II, there are certain investment allocation restrictions. Please see "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits" above.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the LWG II are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."

JOINT LIFE VERSION. Like the Single Life version of the LWG II, the Joint Life version must be elected at the time You purchase the Contract, and the Contract Owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the Contract dies (or when the first joint owner dies), the LWG II will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the Contract under the spousal continuation provisions. This means that if You purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II. If the spouse is younger than age 59 1/2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the Contract Owner died (or before the

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first joint owner died), the withdrawal rate upon continuation of the Contract and the LWG II rider by the spouse will be based on the age of the Contract Owner, oldest joint owner or youngest spouse (if the Joint Life version is elected in New York) at the time the first withdrawal was taken. In situations in which a trust is both the owner and Beneficiary of the Contract, the Joint Life version of the benefit would not apply.

For Contracts issued in New York State, in order for You and your spouse to receive lifetime income, both You and your spouse must be at least age 59 1/2 at the time of the first withdrawal. Please note that a change of the primary Beneficiary will terminate the LWG II rider in New York State. The age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions of LWG II for Contracts issued in New York State (see "6% Compounding Income Amount" above.) In addition, the withdrawal rate for the Joint Life Version of LWG II may differ from the withdrawal rate for the Single Life Version for Contracts issued in New York State -- (see "Annual Benefit Payment" above).

CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG Benefit II on the Contract Anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the eligible Contract Anniversary in writing at our Administrative Office. The cancellation will take effect on receipt of your request. If cancelled, the LWG II will terminate, we will no longer deduct the LWG II charge and, the investment allocation restrictions described in "Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits" will no longer apply. The Contract, however, will continue.

If You cancel the LWG II on the fifteenth Contract Anniversary or any eligible Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Balance (does not apply to Contracts issued in Washington State). The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:

(a)is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Account Balance attributable to any partial withdrawals taken (including any applicable Withdrawal Charges) and

(b)is the Account Balance on the date of cancellation.

The Guaranteed Principal Adjustment will be added to each applicable Investment Division in the ratio the portion of the Account Balance in such Investment Division bears to the total Account Balance in all Investment Divisions. The Guaranteed Principal Adjustment will never be less than zero.

Only purchase payments made during the first 120 days that You hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for You if You intend to make additional purchase payments after the 120 day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.

TERMINATION OF THE LWG II.  The LWG II will terminate upon the earliest of:

(1)The date of a full withdrawal of the Account Balance (a pro rata portion of the charge will be assessed; You are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of this optional benefit have been met);

(2)The date the Account Balance is applied to a pay-out option (a pro rata portion of the charge for this benefit will be assessed);

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(3)The date there are insufficient amounts to deduct the LWG charge and your
   Contract is thereby terminated (whatever Account Balance is available will be applied to pay the charge and You are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of this optional benefit have been met, however You will have no other benefits under the Contract);

(4)Death of the Contract Owner or joint Contract Owner (or the Annuitant if the owner is a non-natural person), except where the Contract is issued under the Joint Life version of the LWG II, the primary Beneficiary is the spouse, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;

(5)Change in Contract Owners or joint Contract Owners or Annuitants (if the Contract Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the charge for this benefit will be assessed, except for termination due to death;

(6)The Deferred Annuity is terminated (a pro-rata portion of the charge will be assessed, except for termination due to death.)

(7)Effective date of the cancellation of this benefit by the Contract Owner;

(8)The date You assign your Contract (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures; or

(9)For Contracts issued in New York State with the Joint Life Version, the effective date of a change of the primary Beneficiary (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures.

Under our current administrative procedures, we will waive the termination of the LWG II if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Balance under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.

Once the optional benefit is terminated, the LWG II charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.

ADDITIONAL INFORMATION. The LWG II may affect the death benefit available under your Contract. If the owner or joint owner should die while the LWG II is in effect, an alternative death benefit amount will be calculated under the LWG II that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your Contract, and if You made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the alternative death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing.

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If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Contract Owner (or the Annuitant, if the Contract Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment in a lump sum that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s) of the Internal Revenue Code). If You terminate the LWG II because (1) You make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the LWG II charge; or (3) the Contract Owner dies, except where the Beneficiary or joint owner is the spouse of the Contract Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, You may not make additional purchase payments under the Contract.

CHARGES. For the LWG II the current charges are 1.25% of the Total Guaranteed Withdrawal Amount for the Single Life version and 1.50% for the Joint Life version. If an Automatic Annual Step-Up occurs we may increase the LWG II charge to the then current charge for the same optional benefit, but no more than a maximum of 1.60% for the Single Life version or 1.80% for the Joint Life version.


The charge is deducted for the prior Contract Year on the Contract Anniversary after applying any 7.25% Compounding Income Amount (6% Compounding Income Amount for Contracts issued in New York State) and prior to taking into account any Automatic Annual Step-Up occurring by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account. The Fixed Account is not available with the C Class Deferred Annuity or in the State of New York if this optional benefit is selected.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the annuity date at the time You purchase the Deferred Annuity is the later of age 90 of the Annuitant or 10 years after issue of your Deferred Annuity, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Deferred Annuity must be annuitized (See "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Balance. Annuitization may provide higher income amounts than the payments under the LWG II, depending on the applicable annuity rates and your Account Balance on the annuity date.

If You annuitize at the latest date permitted, You must elect one of the following options:

   (1)Annuitize the Account Balance under the Deferred Annuity's pay-out option provisions; or

   (2)If You took withdrawals before age 591/2, and therefore You are not eligible for lifetime withdrawals under the LWG II, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

   (3)If you are eligible for lifetime withdrawals under the LWG II, elect to receive the Annual Benefit Payment paid each year until your death (or the later of You and your spousal Beneficiary's death for the Joint Life version). If You (or You and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed

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      Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

If You do not select an a pay-out option or elect to receive payments under the LWG II, we will annuitize your Deferred Annuity under the Lifetime Annuity with a 10 Year Guarantee Period income payment type. However, if we do, we will adjust your income payment or the pay-out option, if necessary, so your aggregate income payments will not be less than what You would have received under the LWG II.

DESCRIPTION OF LWG I

In states where the LWG II is not yet approved, we offer (in states where approved) the LWG I. The LWG I is identical to LWG II, with except as described below.

TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount under the LWG I is $5,000,000. If You elect the LWG I and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if lower). On the other hand, if You elect the LWG II and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Total Guaranteed Withdrawal Amount under the LWG I is $5,000,000. If You elect the LWG I and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if lower). On the other hand, if You elect the LWG II and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance.

COMPOUNDING INCOME AMOUNT. If You elect the LWG I on each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or
(b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if You elect the LWG II, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.

AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the LWG I, we may increase the LWG I charge to the charge applicable to current Contract purchases of the same optional benefit at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and We will increase the optional benefit charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the Contract Anniversary on which the

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Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each
Contract Anniversary prior to the owner's 86th birthday.

ANNUAL BENEFIT PAYMENT. Under the LWG I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (there is no 6% withdrawal rate for taking later withdrawals).

ISSUE AGES. For Contracts issued in New York State, the following issue age requirements apply: (1) the Contract Owner or oldest joint Contract Owner (or Annuitant if the owner is a non-natural person) is at least 60 years old for the Single Life Version and (2) the Joint Life Version must be owned by joint Contract Owners who are spouses and both joint Contract Owners must be at least 63 years old. (Because of the requirement that the Contract be owned by joint Contract Owners, the Joint Life Version is only available for Non-Qualified Contracts).

TERMINATION. Termination provision (8) under "Termination of the LWG II." does not apply to the LWG I optional benefit.

INVESTMENT ALLOCATION RESTRICTIONS. If You elect the LWG I, You are limited to allocating your purchase payments and Account Balance among the Fixed Account and the following Investment Divisions:


   (a)MetLife Asset Allocation 20 Investment Division,

   (b)MetLife Asset Allocation 40 Investment Division,

   (c)MetLife Asset Allocation 60 Investment Division,

   (d)MetLife Asset Allocation 80 Investment Division,


   (e)BlackRock Money Market Investment Division (Available with C Class Deferred Annuities issued after April 30, 2003, and in New York State and Washington State only.),

   (f)the American Funds(R) Moderate Allocation Investment Division,

   (g)the American Funds(R) Balanced Allocation Investment Division,

   (h)the American Funds(R) Growth Allocation Investment Division,


   (i)the SSgA Growth ETF Investment Division,

   (j)the SSgA Growth and Income ETF Investment Division,

   (k)AllianceBernstein Global Dynamic Allocation Investment Division,

   (l)AQR Global Risk Balanced Investment Division,

   (m)BlackRock Global Tactical Strategies Investment Division,

   (n)Invesco Balanced-Risk Allocation Investment Division,

   (o)JPMorgan Global Active Allocation Investment Division,

   (p)MetLife Balanced Plus Investment Division,

   (q)Schroders Global Multi-Asset Investment Division,

   (r)Pyramis(R) Government Income Investment Division,

   (s)Barclays Aggregate Bond Index Investment Division,

   (t)Pyramis(R) Managed Risk Investment Division,

   (u)MetLife Multi-Index Targeted Risk Investment Division,

   (v)Allianz Global Investors Dynamic Multi-Asset Plus Investment Division, and

   (w)PanAgora Global Diversified Risk Investment Division.


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The Fixed Account is not available in New York State and Washington State with this optional benefit. You may elect to participate in the Enhanced Dollar Cost Averaging Program provided that your destination Investment Divisions are one or more of the above listed investment choices.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the LWG I are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."


CHARGES. The LWG I is available for an additional charge of 0.50% for the Single Life version and 0.70% for the Joint Life version of the Total Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Automatic Annual Step-Up. As described above, this charge may change as a result of an Automatic Annual Step-Up. This charge is made by withdrawing amounts on a pro-rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or when available, a Deferred Annuity issued in New York State and Washington State with this optional benefit.)


EXAMPLES OF LWG I AND II

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges and applicable income taxes and penalties. The LWGs do not guarantee an Account Balance or minimum investment return for any Investment Division. The Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.

A. LWG

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

Assume that a Contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

Assume that $5,000 is withdrawn each year, beginning before the Contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Guaranteed Total Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Balance is reduced to zero.

If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Contract Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Balance are reduced to zero. (Under the LWG II, if the Contract Owner makes the first withdrawal at on after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

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                                    [CHART]

       Annual Benefit     Cumulative           Account
          Payment         Withdrawals          Balance
       --------------     -----------        -----------
 1        $5,000           $ 5,000           $100,000.00
 2         5,000            10,000             90,250.00
 3         5,000            15,000             80,987.50
 4         5,000            20,000             72,188.13
 5         5,000            25,000             63,828.72
 6         5,000            30,000             55,887.28
 7         5,000            35,000             48,342.92
 8         5,000            40,000             41,175.77
 9         5,000            45,000             34,366.98
10         5,000            50,000             27,898.63
11         5,000            55,000             21,753.70
12         5,000            60,000             15,916.02
13         5,000            65,000             10,370.22
14         5,000            70,000              5,101.71
15         5,000            75,000                 96.62
16         5,000            80,000                     0
17         5,000            85,000                     0
18         5,000            90,000            -13,466.53
19         5,000            95,000                     0
20         5,000           100,000                     0




   2. When Withdrawals Do Exceed the Annual Benefit Payment

      a. LWG II -- Proportionate Reduction

Assume that a Contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $80,000 at year two due to poor market performance. If You withdrew $10,000 at this time, your Account Balance would be reduced to $80,000
- $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the Account Balance before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% X $87,500 = $4,375.

(Assume instead that You withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000, Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the account value before that withdrawal.)

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      b. LWG I -- Reduction to Account Balance

Assume that a Contract with the LWG I had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $75,000 at year two due to poor market performance. If You withdrew $10,000 at this time, your Account Balance would be reduced to $75,000
- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $ 10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Balance, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Balance after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% X $65,000 = $3,250.

B. LWG -- Compounding Income Amount (for all states except New York)

Assume that a Contract with LWG II had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 X 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each Contract Anniversary until the earlier of the second withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 X 5%).

If the second withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 X 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 X 5%).

If the second withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($105,000 X 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 X 5%).

If the second withdrawal is taken after the 10th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 X 5%).

(In contrast to the LWG II, the LWG I has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each Contract Anniversary until the earlier of the date of the first withdrawal or the tenth Contract Anniversary.)

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Delay taking withdrawals and receive higher guaranteed payments

                        [CHART]

Year of Second Withdrawal  Annual Benefit Payment
-------------------------  ----------------------
         1                      $ 5,000
         2                        5,363
         3                        5,751
         4                        6,168
         5                        6,615
         6                        7,095
         7                        7,609
         8                        8,161
         9                        8,753
        10                        9,387
        11                       10,068


C. LWG -- Automatic Annual Step-Ups and 7.25% Compounding Amount (No
   Withdrawals)

Assume that a Contract with LWG II had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Balance has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 X 5%).

At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Balance has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 X 5%).

Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $195,867. Assume that during these Contract years the Account Balance does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Balance at the ninth Contract Anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 X 5%).

At the 10th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Balance is less than $214,500. There is no Automatic Annual Step-Up since the Account Balance is below the Total Guaranteed Withdrawal

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Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal
Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 X 5%).

                                    [CHART]



D. FOR CONTRACTS ISSUED IN NEW YORK STATE: LWG -- Compounding Income Amount

Assume that a Contract owner, age 63 at issue, elected the Single Life version of the LWG II and made an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 X 5%). (If the Contract owner makes the first withdrawal on or after the Contract Anniversary following the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract owner makes the first withdrawal before the Contract Anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 6% of the previous year's Total Guaranteed Withdrawal Amount in each Contract Anniversary until the earlier of the first withdrawal or the 5th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 X 5%).

If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 X 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 X 5%).

If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 X 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 X 5%).

If the first withdrawal is taken after the 5th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 X 5%).

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        Delay taking withdrawals and receive higher guaranteed payments

                             [GRAPHIC APPEARS HERE]

                             Annual Benefit Payment

     1              2           3            4            5           6
   ------        ------       ------       ------       ------      ------
   $5,000        $5,300       $5,618       $5,955       $6,312      $6,691


E. FOR CONTRACTS ISSUED IN NEW YORK STATE: LWG -- Automatic Annual Step-Ups and 6% Compounding Income Amount (No Withdrawals)

Assume that a Contract owner, age 63 at issue, elected the Single Life version of LWG II and made an initial purchase payment of $100,000. Assume that no withdrawals are taken.

At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Account Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 X 5%).

At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Account Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 X 5%).

Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second Contract Anniversary through the fourth Contract Anniversary, and at that point would be equal to $134,832. Assume that during these Contract years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the fourth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 X 5%).

At the 5th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Account Value is less than $159,000. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount;

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however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the
Annual Benefit Payment is increased to $7,950 ($159,000 X 5%).

DESCRIPTION OF ENHANCED GWB

BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that You are guaranteed to receive over time under the Enhanced GWB. At issue, the Guaranteed Withdrawal Amount and the BENEFIT BASE are both equal to your initial purchase payment plus the GWB Bonus. At any subsequent point in time, the Benefit Base is the remaining amount of money that You are guaranteed to receive through withdrawals under the Enhanced GWB. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Balance below the Benefit Base, You are still guaranteed to be able to withdraw the entire amount of your Benefit Base.

The Benefit Base is equal to:

  .   Your initial purchase payment, increased by the 5% GWB Bonus;

  .   Increased by each subsequent purchase payment, and by the 5% GWB Bonus;

  . Reduced dollar for dollar by withdrawals, which are withdrawals (including any applicable Withdrawal Charge) and amounts applied to an income option (currently, You may not apply amounts less than your entire Account Balance to an annuity option); and

  . If any withdrawal from your Contract is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Balance, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Balance, after the decrease for withdrawals. The Benefit Base will also be reset as a result of an Optional Reset as described below.

ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base You may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to You through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB withdrawal rate (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB withdrawal rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.

MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals. To retain the guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether You have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and
(2) your Account Balance after the reduction for the withdrawal (including any applicable Withdrawal Charge) multiplied by the GWB withdrawal rate. Because the GWB charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the benefit relative to the benefits You will receive.

You can always take annual withdrawals less than the Annual Benefit Payment. However, if You choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and You withdraw only 4% one year, You cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.

ALL WITHDRAWALS ARE SUBJECT TO APPLICABLE EARLY WITHDRAWAL CHARGES AND TAXES.

REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If You enroll in the automated required minimum distribution service, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB charge we deduct will increase because the charge is a percentage of your Guaranteed Withdrawal Amount.

OPTIONAL RESET. At any Contract Anniversary prior to the 86th birthday of the owner (or oldest joint owner or Annuitant if the Contract is owned by a non-natural person) You may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.

An Optional Reset will:

..   Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the
    Account Balance on the date of the reset;

..   Reset your Annual Benefit Payment equal to the Account Balance on the date of the reset multiplied by the GWB withdrawal rate (7%); and

..   Reset the Enhanced GWB charge equal to the then current level we charge for the same benefit at the time of the reset, up to the maximum charge of 1.00%.

You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the owner (or oldest joint owner or Annuitant if the Contract is owned by a non-natural person).

We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require You to submit your request in writing) before the applicable Contract Anniversary. The Optional Reset will take effect on the next Contract Anniversary following our receipt of your written request.

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

If You elect Automatic Annual Resets, a reset will occur automatically on any Contract Anniversary if: (1) your Account Balance is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the Contract Anniversary is prior to the 86th birthday of the owner (or oldest joint owner or Annuitant if the Contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.

In the event that the charge applicable to Contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing (or by any other method acceptable to us), prior to the Contract Anniversary on which a reset may otherwise occur. If You discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and You may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)

It is possible to elect a one-time Optional Reset when the Account Balance is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the Account Balance is smaller than the Guaranteed Withdrawal Amount.) If You elect a one-time Optional Reset when the Account Balance before the reset was less than the Guaranteed Withdrawal Amount, You would lock in a higher Benefit Base which would increase the total amount You are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which You could make those withdrawals. However, You would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Balance is smaller than the Guaranteed Withdrawal Amount only if You are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, You should only elect a one-time Optional Reset when your Account Balance is larger than the Guaranteed Withdrawal Amount.

Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge You are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).

For Contracts issued prior to JULY 16, 2007, You may elect an Optional Reset beginning with the third Contract Anniversary (as long as it is prior to the owner's 86th birthday) and at any subsequent Contract Anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.

WITHDRAWAL CHARGE. We will apply a Withdrawal Charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years following receipt of the applicable purchase payment.

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal tax penalty may apply.

CANCELLATION OF THE ENHANCED GWB. You may elect to cancel the Enhanced GWB in accordance with our administrative procedures (currently we require You to submit your cancellation request in writing to our Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If You cancel the Enhanced GWB, You may not re-elect it. Upon cancellation, the Enhanced GWB charge will no longer apply. The Contract, however, will continue.

TERMINATION OF THE ENHANCED GWB. The Enhanced GWB will terminate upon the earliest of:

(1)the date You make a full withdrawal of your Account Balance (a pro rata portion of the charge will apply); (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the optional benefit have been met.)

(2)the date You apply all of your Account Balance to a pay-out option (a pro rata portion of the charge will apply);

(3)the date there are insufficient amounts to deduct the Enhanced GWB charge from your Account Balance (whatever Account Balance is available will be applied to pay the annual Enhanced GWB benefit charge); (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided your withdrawals did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met.)

(4)the date we receive due proof of the owner's death and a Beneficiary claim form, except where the Beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, or the Annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the Contract (so long as the spouse is less than 85 years old and the Enhanced GWB is in effect at the time of continuation), all terms and conditions of the Enhanced GWB will apply to the surviving spouse; and (b) we will not terminate the benefit until we receive both due proof of the owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB charge until we receive this information;

(5)the effective date of cancellation of the rider;

(6)a change of the Contract Owner or joint Contract Owner (or the Annuitant if the Contract Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Contract Owner or Joint Contract Owner or Annuitant, if a non-natural person owns the Contract) (a pro rata portion of the charge will apply); or

(7)the termination of the Deferred Annuity (a pro rata portion of the charge will apply).

ADDITIONAL INFORMATION. If You take a full withdrawal of your Account Balance and the withdrawal does not exceed the Annual Benefit Payment, or your Account Balance is reduced to zero because You do not have a sufficient Account Balance to pay the Enhanced GWB charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the Annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If You or the joint owner (or the Annuitant if the owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.

If the owner or joint owner (or the Annuitant if the owner is a non-natural person) should die while the Enhanced GWB is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB.

If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed-upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out

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over a time period and in a manner that satisfies Section 72(s) of the Internal
Revenue Code. If the owner (or the Annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s) of the Internal Revenue Code). If You terminate the Enhanced GWB because (1) You make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the Enhanced GWB charge; or (3) the Contract Owner or joint owner (or the Annuitant, if the owner is a non-natural person) dies, except where the Beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, You may not make additional purchase payments under the Contract.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the Enhanced GWB are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."

THE ENHANCED GWB AND ANNUITIZATION. Since the annuity date at the time You purchase the Deferred Annuity is the later of age 90 of the Annuitant or 10 years after issue of your Deferred Annuity, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Deferred Annuity must be annuitized (See "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Balance. If You annuitize at the latest date permitted, You must elect one of the following options:

   (1)Annuitize the Account Balance under the Deferred Annuity's pay-out option provisions; or

   (2)Elect to receive the Annual Benefit Payment under the Enhanced GWB paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.

If You do not select an a pay-out option or elect to receive payments under the Enhanced GWB, we will annuitize your Deferred Annuity under the Lifetime Annuity with a 10 Year Guarantee Period income payment type. However, if we do, we will adjust your income payment or the pay-out option, if necessary, so your aggregate income payments will not be less than what You would have received under the Enhanced GWB.


CHARGES. The Enhanced GWB is available for an additional charge of 0.55% of the Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Optional Reset. As described above, this charge may change as a result of an Optional Reset. We will not continue to assess the charge if your Benefit Base equals zero. The charge is made by withdrawing amounts on a pro-rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or a Deferred Annuity issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)

EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges and applicable income taxes and penalties.

A. How Withdrawals Affect the Benefit Base

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 X 5%). Assume that the Account Balance grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 -
      $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $100,000 exceeds the
      Benefit Base of $95,000, no further reduction to the Benefit Base is made.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Balance shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Balance would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C. How Withdrawals Affect the Annual Benefit Payment

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Balance by an additional $1,000, the Account Balance would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
      Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Balance had increased to $150,000, the Account Balance would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E. Putting It All Together

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Balance was further reduced to $50,000 at year four due to poor market performance. If You withdrew $7,350 at this time, your Account Balance would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals        Balance       Base
                 -------        -----------        -------      -------
 0                    0                0           100,000      105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350            7,350            42,650       75,600
 5                7,350            7,350            35,300       68,250
 6                7,350            7,350            27,950       60,900
 7                7,350            7,350            20,600       53,550
 8                7,350            7,350            13,250       46,200
 9                7,350            7,350             5,900       38,850
10                7,350            7,350                 0       31,500
11                7,350            7,350                 0       24,150
12                7,350            7,350                 0       16,800
13                7,350            7,350                 0        9,450
14                7,350            7,350                 0        2,100
15                2,100            2,100                 0            0
16
17
18

   2. When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Balance was further reduced to $50,000 at year four due to poor market performance. If You withdrew $10,000 at this time, your Account Balance would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Balance, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Balance after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% X $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals        Balance       Base
                 -------        -----------        -------      -------
 0                   $0               $0          $100,000     $105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350           10,000            40,000       40,000
 5                2,800            2,800            37,200       37,200
 6                2,800            2,800            34,400       34,400
 7                2,800            2,800            31,600       31,600
 8                2,800            2,800            28,800       28,800
 9                2,800            2,800            26,000       26,000
10                2,800            2,800            23,200       23,200
11                2,800            2,800            20,400       20,400
12                2,800            2,800            17,600       17,600
13                2,800            2,800            14,800       14,800
14                2,800            2,800            12,000       12,000
15                2,800            2,800             9,200        9,200
16                2,800            2,800             6,400        6,400
17                2,800            2,800             3,600        3,600
18                2,800            2,800               800          800

F. Annual Benefit Payment Continuing When Account Balance Reaches Zero

An initial purchase payment is made of $100,000. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000 and the Annual Benefit Payment would be $7,350 ($105,000 X 7%).

Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year. Assume that the Account Balance was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to You (equal on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

In this situation (assuming there are monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

                                    [CHART]

     Annual Benefit Payment  Benefit Base      Account Balance
     ----------------------  ------------      ---------------
 1           $7,350          $105,000            $100,000
 2            7,350            97,650              73,000
 3            7,350            90,300              52,750
 4            7,350            82,950              37,562.50
 5            7,350            75,600              26,171.88
 6            7,350            68,250              17,628.91
 7            7,350            60,900              11,221.68
 8            7,350            53,550               6,416.26
 9            7,350            46,200               2,812.20
10            7,350            38,850                 109.14
11            7,350            31,500                      0
12            7,350            24,150                      0
13            7,350            16,800                      0
14            7,350             9,450                      0
15            2,100             2,100                      0
16                0                 0                      0

G. How the Optional Reset Works if Elected on the 3rd Contract Anniversary (may be elected prior to age 86)

Assume that a Contract had an initial purchase payment of $100,000 and the fee is .55%. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The Account Balance on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at .55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at ..55%, the Guaranteed Withdrawal Amount and the Benefit Base would be reset to $148,350, and the Annual Benefit Payment would become 7% X $148,350 = $10,385.

The Account Balance on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% X $179,859 = $12,590.

The Account Balance on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at ..60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% X $282,582= $19,781.

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                                    [CHART]

          Annual Benefit     Cumulative
              Payment        Withdrawals     Account Balance
          --------------     -----------     ---------------
 1           $ 7,350          $  7,350           $105,000
 2             7,350            14,700            125,000
 3             7,350            22,050            130,000
 4            10,385            32,435            148,350
 5            10,385            42,819            185,000
 6            10,385            53,204            195,000
 7            12,590            65,794            179,859
 8            12,590            78,384            210,000
 9            12,590            90,974            223,000
10            19,781           110,755            282,582
11            19,781           130,535            270,000
12            19,781           150,316            278,000

   H. How an Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment

Assume that a Contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Balance at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 X 7%). (If You elect Automatic Annual Resets, a rest will not occur if the Account Balance is lower than the Guaranteed Withdrawal Amount.)

Under these circumstances, the Optional Reset increases the Benefit Base (the remaining amount of money You are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which You will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the benefit charge is calculated. If the benefit charge rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual benefit charge.

DESCRIPTION OF THE GWB I

The GWB I is no longer available for sale. The GWB I is the same as the Enhanced GWB described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB charge continues even if your Benefit Base equals zero; (3) You may only elect the Optional Reset once every five Contract years instead of every Contract Year;
(4) the GWB I charge is 0.50% and the maximum GWB I charge upon an Optional Reset is 0.95%; (5) You do not have the ability to cancel the benefit following your fifth Contract Anniversary; and (6) we include Withdrawal Charges for the purposes of determining whether your annual withdrawals exceeded your Annual Benefit Payment.

By endorsement, the GWB I has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third Contract Anniversary (as long as it is prior to the owner's 86th birthday), and You may elect an Optional Reset at any subsequent Contract Anniversary prior to the owner's 86th birthday, as long as it has been at least three years since the last Optional Reset. Automatic annual resets are not available.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GWB I are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."

GMAB

The GMAB guarantees that your Account Balance will not be less than a minimum amount at the end of a specified number of years (the "Maturity Date"). If your Account Balance is less than the minimum guaranteed amount at the Maturity Date, we will apply an additional amount to increase your Account Balance so that it is equal to the guaranteed amount. This benefit is intended to protect You against poor investment performance during the accumulation or "pay-in" phase of your Deferred Annuity.

The GMAB is no longer available for sale.


If You have elected the GMAB, we require You to allocate your purchase payments and all of your Account Balance to one of the asset allocation Investment Divisions available in your Deferred Annuity (the MetLife Asset Allocation 80 and the


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

MetLife Asset Allocation 100 Investment Divisions are not available for this purpose). You may also allocate purchase payments to the Enhanced Dollar Cost Averaging Program, if available, provided that any amounts transferred from the program to an Investment Division must be transferred to the one Investment Division You have chosen. The Fixed Account is not available. No transfers are permitted while this optional benefit is in effect. The asset allocation Investment Division You choose will determine the percentage of purchase payments that equal the guaranteed amount. The asset allocation Investment Divisions available, if You choose the GMAB, and the percentage of purchase payments that determine the guaranteed amount and the number of years to the Maturity Date for each, are:



                                                    GUARANTEED AMOUNT
             INVESTMENT DIVISION*                (% OF PURCHASE PAYMENTS) YEARS TO MATURITY DATE
             --------------------                ------------------------ ----------------------
MetLife Asset Allocation 20 Investment Division.           130%                  10 years
MetLife Asset Allocation 40 Investment Division.           120%                  10 years
MetLife Asset Allocation 60 Investment Division.           110%                  10 years

-----------
* You can learn more about these Investment Divisions in the Prospectus under the section "Your Investment Choices" and the attached prospectus for these portfolios.

You may elect the GMAB when You purchase the Deferred Annuity through age 80. You may not have this benefit and another living benefit or the EDB I in effect at the same time.

BENEFIT DESCRIPTION. The GMAB guarantees that at the Maturity Date, your Account Balance will at least be equal to a percentage of the purchase payments You made during the first 120 days that You held the Deferred Annuity (the "Eligibility Period"), less reductions for any withdrawals (and related Withdrawal Charges) that You made at any time before the Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the asset allocation Investment Division You selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if You make a withdrawal during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments made after the withdrawal and during the Eligibility Period will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that You hold the Deferred Annuity are taken into consideration in determining the Guaranteed Accumulation Amount. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due under the GMAB at the Maturity Date.

At issue, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the Eligibility Period increase the Guaranteed Accumulation Amount by the target percentage of the asset allocation Investment Division You have selected. When You make a withdrawal, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related Withdrawal Charge) bears to the Account Balance. Purchase payment credits (I.E., bonus payments) are not considered to be purchase payments in the calculation of the Guaranteed Accumulation Amount.

The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is used to calculate any benefits under the Contract prior to the Maturity Date.

EXAMPLE:

Assume your Account Balance is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Deferred Annuity. The withdrawal amount is 10% of the Account Balance. Therefore, after the withdrawal, your Account Balance would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

At the Maturity Date, after deduction of the annual charge for the GMAB, we will compare your Account Balance to the Guaranteed Accumulation Amount. If the Account Balance is less than the Guaranteed Accumulation Amount, we will contribute to your Account Balance the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Division You have selected. (No portion of the Guaranteed Accumulation Payment is allocated to the Enhanced Dollar Cost Averaging Program.)

If your Account Balance is greater than or equal to the Guaranteed Accumulation Amount at the Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Balance. The GMAB terminates at the Maturity Date. We no longer assess the charge after that date, and the related investment requirements and restrictions will no longer apply.

If your Account Balance is reduced to zero for any reason other than a full withdrawal of the Account Balance or application of your Account Balance to a pay-out option prior to the Maturity Date, but your Deferred Annuity has a positive Guaranteed Accumulation Amount remaining, the Deferred Annuity and the GMAB will remain in force. No charge for the GMAB will be deducted or accrue while there is an insufficient Account Balance to cover the deductions for the charge. At the Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Balance.

Purchase payments made after the 120 day Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Maturity Date. Even if the purchase payments You made during the 120 day Eligibility Period lose significant value, if the Account Balance, which includes all purchase payments, is equal to or greater than the target percentage amount of your purchase payments made during the first 120 day period (depending on which asset allocation investment You have selected), then no Guaranteed Accumulation Payment is made. Therefore, the GMAB may not be appropriate for You, if You intend to make additional purchase payments after the end of the Eligibility Period.

EXAMPLE


Assume that You make one $10,000 purchase payment during the 120 Eligibility Period and You select the MetLife Asset Allocation 60 Investment Division. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your purchase payment). At the Maturity Date, your Account Balance is $0. The Guaranteed Accumulation Amount payable is $11,000 ($11,000-$0 = $11,000).

In contrast, assume that You make one $10,000 purchase payment during the 120 day Eligibility Period and You select the MetLife Asset Allocation 60 Investment Division. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Maturity Date your Account Balance is $0. Assume that You decide to make one purchase payment on the day before the Maturity Date of $11,000. At the Maturity Date, assume that there has not been any positive or negative investment experience for the one day between your purchase payment and the Maturity Date. Consequently, your Account Balance is $11,000. We would not pay a Guaranteed Accumulation Payment, because the Account Balance of $11,000 would equal the Guaranteed Accumulation Amount of $11,000 ($11,000-$11,000 = $0.)


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GMAB are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."

TERMINATION. The GMAB will terminate at the earliest of: (1) the Maturity Date; (2) the date You take a total withdrawal of your Account Balance (A pro-rata portion of the charge will be applied); (3) the date You cancel this

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
benefit, as described below; (4) the date You apply all of your Account Balance to a pay-out option (A pro-rata portion of the charge will be applied); and
(5) the date of death of the owner or joint owner (or Annuitant if the owner is a non-natural person) unless the Beneficiary is the spouse of the owner and elects to continue the Deferred Annuity under the spousal continuation provisions of the Deferred Annuity.

Once the GMAB is terminated, the GMAB charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the GMAB is terminated before the Maturity Date, the Guaranteed Accumulation Payment will not be paid.

CANCELLATION. You have a one-time right to cancel this optional benefit in accordance with our administrative procedures (currently we require You to submit your request to cancel in writing at our Administrative Office) during the 90 day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once You have cancelled the benefit, You will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions and we will no longer deduct the charge for this benefit.


CHARGE. The GMAB is available for an additional charge of 0.75% of the Guaranteed Accumulation Amount determined at the end the prior Contract Year and deducted each Contract Anniversary, by withdrawing amounts on a pro-rata basis from your Enhanced Dollar Cost Averaging Program and Account Balance in the Separate Account. (We take the amount from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account.)


GMAB AND DECEDENT CONTRACTS.   If You are purchasing this Contract with a
nontaxable transfer of the death benefit proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You are the Beneficiary and You are "stretching" the distribution under Internal Revenue Service required distribution rules, You may not purchase the GMAB.

SUMMARY OF LIVING BENEFITS

The chart below highlights certain differences among the living benefits. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.*

---------------------------------------------------------------------------------------------------------------------
                                       Income Guarantees                      Withdrawal Guarantees
                                    ---------------------------------------------------------------------------------
                                          GMIB Plus II                  LWG II                   Enhanced GWB
---------------------------------------------------------------------------------------------------------------------
LifetimeIncome                                Yes                        Yes                          No
                                     (after waiting period)   (if first withdrawal on or
                                                                  after age 59 1/2)
---------------------------------------------------------------------------------------------------------------------
BenefitInvolves Annuitization                 Yes                         No                          No
---------------------------------------------------------------------------------------------------------------------
WithdrawalsPermitted (1)             Prior to annuitization              Yes                         Yes
---------------------------------------------------------------------------------------------------------------------
WaitingPeriod                        Must wait 10 years to               None                        None
                                     annuitize under rider:    (age 59 1/2 for lifetime
                                      Optional Step-Up (2)           withdrawals)
                                    restarrs waiting period;
                                     withdrawals available
                                          immediately
---------------------------------------------------------------------------------------------------------------------
Reset/Step-Up                                 Yes                        Yes                         Yes
---------------------------------------------------------------------------------------------------------------------
May Invest in Investment Choices     Prior to annuitization              Yes                         Yes
---------------------------------------------------------------------------------------------------------------------
Investment Allocation Requirements            Yes                        Yes                          No
---------------------------------------------------------------------------------------------------------------------
Abilityto Cancel Rider              Yes, after 10 years, can   Yes, at 5th, 10th & 15th   Yes, within 90 days after
                                      take lump-sum option      Contract Anniversary,      5th Contract Anniversary
                                    under the GPO provisions   annually thereafter; or,
                                                                lump-sum option under
                                                               the GPA provisions after
                                                                       15 years
---------------------------------------------------------------------------------------------------------------------
DeathBenefit                        Prior to annuitization,   Contract death benefit or   Ability to receive Benefit
                                     Contract death benefit     alternate rider death         Base in series of
                                         available (3)        benefit available; ability     payments instead of
                                                                 to receive Remaining       Contract death benefit
                                                                Guaranteed Withdrawal
                                                                 Amount in series of
                                                                 payments instead of
                                                                Contract death benefit
---------------------------------------------------------------------------------------------------------------------
CurrentCharges (4)                        GMIB Plus II          LWG II: 1.25% (Single        Enhanced GWB: 0.55%
                                             1.00%              Life version) or 1.50%
                                                                 (Joint Life version)
---------------------------------------------------------------------------------------------------------------------

-----------
* For a description of the following riders (GMIB Plus I, GMIB II, GMIB I, LWG I, GWB, GMAB) that are not longer available, please see "Living Benefits" above.

/1/ Withdrawals will reduce the living and death benefits and Account Balance.

/2/ For GMIB Plus I, the Optional Step-Up is called the "Optional Reset."

/3/ If the Contract is annuitized, income payments may be guaranteed for a certain period of time (depending on the income payment type selected) and therefore payable upon death of the Annuitant. See "Pay-Out Options (or Income Options)" and the rider descriptions for more information.

/4/ Certain charges may increase upon a Reset or Step-Up. Generally, charges are assessed as a percentage of the guaranteed benefit rather than Account Balance. For example, the charge for GMIB II is 0.50% of the Income Base. See the "Charges" section and the individual rider descriptions for more information.

/5/ For Contracts issued in New York State, the charge for GMIB Plus II is
    0.95% of the Income Base.

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
PAY-OUT OPTIONS (OR INCOME OPTIONS)


   You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable Contract fees), then we apply the net amount to the option. See "Federal Tax Considerations" for a discussion of partial annuitization. You are required to hold your Deferred Annuity for at least 30 days from the date we issue the Contract before You annuitize. When You purchase the Deferred Annuity, the annuity date will be the later of the first day of the calendar month after the Annuitant's 95th birthday (90th birthday in New York State) or 10 years from the date your Deferred Annuity was issued. You can change or extend the annuity date at any time before the annuity date with 30 days prior notice to us (subject to restrictions that may apply in your state and our current established administrative procedures). Although guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity. You must convert at least $5,000 of your Account Balance to receive income payments. PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT SUCH AS A GMIB, A GWB, OR THE GMAB, ANNUITIZING YOUR CONTRACT TERMINATES THE OPTIONAL BENEFIT, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL OPTION OR GUARANTEED PRINCIPAL ADJUSTMENT (FOR GMIB PLUS I AND GMIB PLUS II OR LWGS, RESPECTIVELY) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GMAB) THAT MAY ALSO BE PROVIDED BY THE OPTIONAL BENEFIT.


When considering a pay-out option, You should think about whether You want:

..   Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and

..   A fixed dollar payment or a variable payment.

Your income option provides You with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.

You may choose the frequency of your income payments (choosing less frequent payments will result in each income payment being larger). For example, You may receive your payments on a monthly, quarterly, semiannual or annual basis.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted), of the measuring lives (Annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger.


If You do not tell us otherwise, your Account Balance in the Fixed Account and Enhanced Dollar Cost Averaging Program balance will be used to provide a Fixed Income Option and your Account Balance in the Separate Account will be used to provide a variable pay-out option.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Should our current annuity rates for a fixed pay-out option for your class of the Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

INCOME PAYMENT TYPES

   Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income pay-out type when You decide to take a pay-out option. Your decision is irrevocable.

There are three people who are involved in payments under your pay-out option:

..   Contract owner: the person or entity which has all rights including the right to direct who receives payment.

..   Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.

..   Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the Contract Owner dies.

Many times, the Contract Owner and the Annuitant are the same person.

When deciding how to receive income, consider:

..   The amount of income You need;

..   The amount You expect to receive from other sources;

..   The growth potential of other investments; and

..   How long You would like your income to be guaranteed.

The following income payment types are currently available. We may make available other income payment types if You so request and we agree. Where required by state law or under a qualified retirement plan, the Annuitant's sex will be not taken into account in calculating income payments. Annuity rates will not be less than the rates guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Internal Revenue Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income Annuity for Two income types and/or may also prohibit payments for as long as the owner's life in certain circumstances.

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the Annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity (or the Beneficiary, if the Contract Owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity (or the Beneficiary, if the Contract Owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both Annuitants are no longer living.

ALLOCATION

   You decide how your money is allocated among the Fixed Income Option and the Investment Divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT

   Your initial income payment must be at least $100. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment. We may reduce the frequency of your income payments to produce a payment of at least $100, in which case your payment will be made at least annually.

THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS

Variable Income Payments from an Investment Division will depend upon the number of annuity units held in that Investment Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Investment Division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Investment Division to determine the number of annuity units held in that Investment Division. The number of annuity units held remains the same for duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance less the Separate Account Charge is greater or less than the AIR.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates.

ANNUITY UNITS

Annuity units are credited to You when You first convert your Deferred Annuity into an income stream or make a reallocation of your income payment into an Investment Division during the pay-out phase. Before we determine the number of annuity units to credit to You, we reduce your Account Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to an Investment Division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that Investment

Division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date You convert your Deferred Annuity into an income stream. When You reallocate an income payment from an Investment Division, annuity units supporting that portion of your income payment in that Investment Division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the Investment Divisions You select. We currently offer an AIR of 3% and 4%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account (the net investment return) charge is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Investment Divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after You convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date You convert your Deferred Annuity to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each Investment Division:

..   First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Basic Death Benefit Separate
    Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

..   Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

..   Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATION PRIVILEGE

   During the pay-out phase of the Deferred Annuity, You may make reallocations among Investment Divisions or from the Investment Divisions to the Fixed
Income Option. Each reallocation must be at least $500 or, if less, your entire income payment allocated to the Investment Division. Once You reallocate your income payment into the Fixed Income Option, You may not later reallocate it into an Investment Division. There is no Withdrawal Charge to make a reallocation.

For us to process a reallocation, You must tell us:

..   The percentage of the income payment to be reallocated;

..   The Investment Divisions (or Fixed Income Option) to which You want to reallocate your income payment; and

..   The Investment Divisions from which You want to reallocate your income payment.

We may require that You use our original forms to make reallocations.

Reallocations will be made at the end of the business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange, on that business day. All other reallocation requests will be processed on the next business day.

When You request a reallocation from an Investment Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

..   First, we update the income payment amount to be reallocated from the
    Investment Division based upon the applicable Annuity Unit Value at the time of the reallocation;

..   Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

..   Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

..   Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When You request a reallocation from one Investment Division to another, annuity units in one Investment Division are liquidated and annuity units in the other Investment Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Investment Division to which You have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a Beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

..   Suppose You choose to reallocate 40% of your income payment supported by
    Investment Division A to the Fixed Income Option and the recalculated income payment supported by Investment Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by Investment Division A will be decreased by $40. (The number of annuity units in Investment Division A will be decreased as well.)

..   Suppose You choose to reallocate 40% of your income payment supported by
    Investment Division A to Investment Division B and the recalculated income payment supported by Investment Division A is $100. Then, your income payment supported by Investment Division B will be increased by $40 and your income payment supported by Investment Division A will be decreased by $40. (Changes will also be made to the number of annuity units in both Investment Divisions as well.)

Please see the "Transfer Privilege" section regarding our transfer restriction policies and procedures.

CHARGES


   You pay the Basic Death Benefit Separate Account charge for your Contract class during the pay-out phase of the Deferred Annuity. In addition, You pay the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment. The Separate Account charge You pay will not reduce the number of annuity units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS


Send your purchase payments, by check, cashier's check or certified check, made payable to "MetLife," to MetLife Preference Plus Select, P.O. Box 371537, Pittsburgh, PA 15250-7537. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments. If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which You apply to a pay-out option) are effective and valued as of the close of the Exchange on the day we receive them in Good Order at your Administrative Office, except when they are received:

..   On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

..   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.

CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit You to request transactions by mail and telephone. We make Internet access available to You. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

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

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a Contract owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:

..   Account Balance

..   Unit Values

..   Current rates for the Fixed Account

..   Transfers

..   Changes to investment strategies

..   Changes in the allocation of future purchase payments.

Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, You will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that You are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that You have trouble reaching us, requests should be made in writing to your Administrative Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

..   any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

..   any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are presented with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the Enhanced Dollar Cost Averaging Program, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. If the Beneficiary is your spouse, the spouse may be substituted as the Contract Owner of the Deferred Annuity and continue the Contract. We permit the Beneficiary of a Traditional IRA Deferred Annuity to hold the Deferred Annuity in your name for his/her benefit. If You are receiving income payments, we will cancel the request and continue making payments to your Beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint Annuitant.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare non-ERISA ("Employees Retirement Income Security Act of 1974") annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or You last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7732 to make such changes.

MISSTATEMENT

We may require proof of age or sex (where permitted) of the Owner, Annuitant or Beneficiary before making any payments under this Contract that are measured by the Owner's, Annuitant's or Beneficiary's life. If the age or sex (where permitted) of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age and sex (where permitted).

Once income payments have begun, any overpayments or underpayments will be made up in one sum with the next income payment in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we may be required to pay interest on any underpayment.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from You. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract owners and who simultaneously makes the same request or series of requests on behalf of other Contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each Investment Division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.

When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units You receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:

..   rules of the Securities and Exchange Commission so permit (trading on the
    Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

..   during any other period when the Securities and Exchange Commission by order so permits.

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ADVERTISING PERFORMANCE


     We periodically advertise the performance of the Investment Divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular Investment Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually; for the money market Investment Division, we state yield for a seven day period.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Basic Death Benefit), the additional Separate Account charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Investment Divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Withdrawal Charges and the charge for the EDB I, the Earnings Preservation Benefit, GMIBs, the GWBs or GMAB. Withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income, American Funds Bond, and American Funds Global Small Capitalization Investment Divisions and the Annual Contract Fee and applicable Withdrawal Charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They assume that combination of optional benefits (including the greater of Annual Step-Up or 5% Annual Increase Death Benefit) that would produce the greatest total Separate Account charge.

Performance figures will vary among the various classes of the Deferred Annuities and the Investment Divisions as a result of different Separate Account charges and Withdrawal Charges.

We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the EDB I, the Earnings Preservation Benefit, GMIBs, GMAB or the GWBs. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

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We may also present average annual total return calculations which reflect all
Separate Account charges and applicable Withdrawal Charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

CHANGES TO YOUR DEFERRED ANNUITY

     We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity Contract owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

..   To operate the Separate Account in any form permitted by law.

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..   To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

..   To transfer any assets in an Investment Division to another Investment
    Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Investment Divisions in the Separate Account.

..   To substitute for the Portfolio shares in any Investment Division, the shares of another class of the Metropolitan Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.

..   To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an Investment Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Investment Divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes.

VOTING RIGHTS

   Based on our current view of applicable law, You have voting interests under your Deferred Annuity concerning Metropolitan Fund, Met Investors Fund or
American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Investment Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Shares of the Metropolitan Fund, the Met Investors Fund or the American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

..   The shares for which voting instructions are received, and

..   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES



MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other Variable Annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuity (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities, including our affiliated broker-dealers.) MLIDC does not retain any fees under the Deferred Annuities.


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MLIDC's principal executive offices are located at 1095 Avenue of the Americas,
New York, New York 10036. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Deferred Annuities are sold through MetLife licensed sales representatives who are associated with our affiliated broker-dealers MetLife Securities, Inc.("MSI") and New England Securities Corporation ("NES"), which are paid compensation for the promotion and sale of the Deferred Annuities. MSI and NES are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are also members of FINRA. The Deferred Annuities may also be sold through other registered broker-dealers. The Deferred Annuities may also be sold through the mail, the Internet or by telephone.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. Our sales representatives must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.

Our sales representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. With respect to the Deferred Annuities, the maximum gross dealer concession ranges from 1.00% to 7.15% (depending on class purchased) of each purchase payment each year the Contract is in force and, starting in the second Contract Year, ranges from 0.00% to 1.00% (depending on the class purchased) of the Account Balance each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be credited when the Contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the Contract has been in force.

A sales representative is entitled to part or all of the gross dealer concession. The percentage to which the representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.

Our sales representatives and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits is based primarily on the amount of proprietary products sold, our sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.


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Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

MLIDC also pays compensation for the sale of the Deferred Annuities by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Deferred Annuities. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines, directly from us or the Distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

We or our affiliates pay American Funds Distributors, Inc., the principal underwriter for the American Funds(R), a percentage of all purchase payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the Deferred Annuity: the American Funds Global Small Capitalization Portfolio, the American Funds Growth-Income Portfolio, the American Funds(R) Bond Portfolio, the American Funds(R) Growth Portfolio, the American Funds(R) Moderate Allocation Portfolio, the American Funds(R) Balanced Allocation Portfolio and the American Funds(R) Growth Allocation Portfolio.


FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

YOUR SPOUSE'S RIGHTS

If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY

We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 24 consecutive months (36 consecutive months in New York State) and your Account Balance is less than $2,000. Accordingly, no Deferred Annuity will be terminated due solely to negative investment performance. We will only do so to the extent

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allowed by law. If we do so, we will return the full Account Balance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA SEP and SIMPLE IRA Deferred Annuity. We will not terminate the Deferred Annuity if it includes an LWG or a GMAB. In addition, we will not terminate any Deferred Annuity that includes a GWB or a GMIB or a guaranteed death benefit if at the time the termination would otherwise occur the Income Base/Benefit Base of the optional benefit, or the guaranteed amount under any death benefit, is greater than the Account Balance. For all other Deferred Annuities, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision, under Deferred Annuities issued in New York. However, if your plan determines to terminate the Deferred Annuity at a time when You have an Income Base/Benefit Base of the optional benefit or a guaranteed amount under any death benefit that is greater than the Account Balance, You forfeit any Income Base/Benefit Base of the optional benefit or any guaranteed amount under any death benefit You have accrued upon termination of the Deferred Annuity.

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FEDERAL TAX CONSIDERATIONS

INTRODUCTION

   The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the "Code") and the provisions of the Code that govern the Deferred Annuities are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Deferred Annuity. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Deferred Annuity. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.

NON-QUALIFIED ANNUITY CONTRACTS

A "non-qualified" annuity contract discussed here assumes the Deferred Annuity is an annuity contract for Federal income tax purposes, but the Deferred Annuity is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Deferred Annuities owned through such plans are referred to below as "qualified" contracts.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity non-qualified contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Deferred Annuity, such as the number of Portfolios available and the flexibility of the contract owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Deferred Annuity does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the Deferred Annuity as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Deferred Annuity.

ACCUMULATION

Generally, an owner of a non-qualified annuity contract is not taxed on increases in the value of the Deferred Annuity until there is a distribution from the Deferred Annuity, either as surrenders, partial withdrawals or income payments. This deferral of taxation on accumulated value in the Deferred Annuity is limited to Deferred Annuities owned by or held for the benefit of "natural persons." A Deferred Annuity will be treated as held by a natural person even if the nominal owner is a trust or other entity which holds the Deferred Annuity as an agent for a natural person.


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In contrast, a Deferred Annuity owned by other than a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Deferred Annuity in the year earned. Note that in this regard, an employer which is the owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural owner and the annual increase in the Account
Balance would be subject to current income taxation.

SURRENDERS OR WITHDRAWALS--EARLY DISTRIBUTION

If You take a withdrawal from your Deferred Annuity, or surrender your Deferred Annuity prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Deferred Annuity, You might be able to claim the loss on your Federal income taxes as a miscellaneous itemized deduction.

The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to You reaching age 59 1/2, unless the distribution was made:

   (a)on account of your death or disability,

   (b)as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary, or

   (c)under certain immediate income annuities providing for substantially equal payments made at least annually.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

If your Deferred Annuity has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax purchase payment.

For non-qualified contracts, amounts received under the exercise of a partial withdrawal may be fully includable in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.

TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Deferred Annuity charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the Deferred Annuity to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Deferred Annuity and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.

GUARANTEED WITHDRAWAL BENEFITS

If You have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the


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withdrawal if greater than the Account Balance (prior to withdrawal charges).
This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Account Balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Balance goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).

AGGREGATION

If You purchase two or more deferred annuity contracts from MetLife (or its affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See "Taxation of Payments in Annuity Form" below).

EXCHANGES/TRANSFERS

The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Deferred Annuity (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.

A transfer of ownership of the Deferred Annuity, or the designation of an annuitant or other beneficiary who is not also the contract owner, may result in income or gift tax consequences to the contract owner. You should consult your tax adviser if You are considering such a transfer or assignment.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

After your death, any death benefit determined under the Deferred Annuity must be distributed according to certain rules. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date. If You


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die on or after the Annuity Starting Date, the remaining portion of the interest in the Deferred Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before the Annuity Starting Date, the entire interest in the Deferred Annuity must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Deferred Annuity pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Deferred Annuity may be continued with your spouse as the owner. For Deferred Annuities owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. If there is more than one annuitant of a Deferred Annuity held by a non-natural person, then such required distributions will be triggered by the death of the first co-annuitant.

TAXATION OF PAYMENTS IN ANNUITY FORM

When payments are received from the Deferred Annuity in the form of an annuity, normally the annuity payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a Deferred Annuity is determined at the time the Deferred Annuity's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the Deferred Annuity divided by the total payments You are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each annuity payment is the return of investment in the Deferred Annuity and it is excludable from your taxable income until your investment in the Deferred Annuity is fully recovered. We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater -- or less -- than the taxable amount determined by us and reported by us to You and the IRS.

Once You have recovered the investment in the Deferred Annuity, further annuity payments are fully taxable. If You die before your investment in the Deferred Annuity is fully recovered, the balance may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be deducted by your beneficiary.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once annuity payments have commenced, You may not be able to make transfer withdrawals to another non-qualified annuity contract or a long-term care contract in a tax-free exchange.

If You receive payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

If the Deferred Annuity allows, You may elect to convert less than the full value of your Deferred Annuity to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Deferred Annuity will be pro-rated between the annuitized portion of the Deferred Annuity and the deferred portion. An exclusion ratio will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.


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3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax on the lesser of:

   (1)the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or

   (2)the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b), but such income will increase modified adjusted gross income in Item 2 above.

You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.

Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.

The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.

QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

   The Deferred Annuity may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or
"IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or
457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Deferred Annuity with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Deferred Annuity comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Deferred Annuity.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Deferred Annuity may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.

The Deferred Annuity will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established as "pay-outs" of SIMPLE IRAs, the Deferred Annuity will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Deferred Annuity will only accept as its single purchase payment a transfer from such employer retirement plan.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Deferred Annuity. Withdrawals attributable to any after-tax contributions are your basis in the Deferred Annuity and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.


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GUARANTEED WITHDRAWAL BENEFITS

If You have purchased the Lifetime Withdrawal Guarantee benefit ("LWG"), where otherwise made available, note the following:

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the account balance of the Deferred Annuity.

If You have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the account balance goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).

WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan Deferred Annuities if the distribution occurs within the first 2 years of your participation in the plan.

These exceptions include distributions made:

(a)on account of your death or disability, or

(b)as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

In addition, a withdrawal or distribution from a qualified annuity Deferred Annuity other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.

ROLLOVERS

Your Deferred Annuity is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Under certain circumstances, You may be able to transfer amounts distributed from your Deferred Annuity to another eligible retirement plan or IRA.

You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.

Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)minimum distribution requirements, or

   (b)financial hardship.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You assign or transfer a withdrawal from the Deferred Annuity directly into another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Deferred Annuity from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).

Distributions required from a qualified annuity contract following your death depend on whether You die before You had converted your Deferred Annuity to an annuity form and started taking annuity payments (your Annuity Starting Date). If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Deferred Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before your Annuity Starting Date, the entire interest in the Deferred Annuity must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Deferred Annuity pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. For required minimum distributions following the death of the annuitant of a qualified contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract owner who died in 2007, the five-year period would end in 2013 instead of 2012. The required minimum distribution rules are complex, so consult your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 required minimum distribution waiver.

Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Deferred Annuity may be continued with your spouse as the owner. If your spouse is your beneficiary, and your Deferred Annuity permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If your spouse is your sole beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.

If your beneficiary is not your spouse and your plan and Deferred Annuity permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving retirement plan withdrawals by April 1 following the latter of:

   (a)the calendar year in which You reach age 70 1/2, or

   (b)the calendar year You retire, provided You do not own more than 5% of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Deferred Annuity.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under other IRAs do apply to Roth IRAs.

ADDITIONAL INFORMATION REGARDING IRAS

PURCHASE PAYMENTS

   Traditional IRA purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after You attain age 70 1/2.
Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.

Roth IRA purchase payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If You exceed purchase payment limits, You may be subject to a tax penalty.

WITHDRAWALS

If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.

CONVERSION

Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the account balance; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Deferred Annuity may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the account balance at the date of conversion.

A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


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


DISTINCTION FOR PUERTO RICO CODE

ROLLOVER

   Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA
Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code
Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.

Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse", spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.


                                                                            149

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LEGAL PROCEEDINGS

  In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its Contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

TABLE OF CONTENTS FOR THE STATEMENT

OF ADDITIONAL INFORMATION



       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       PRINCIPAL UNDERWRITER

       DISTRIBUTION AND PRINCIPAL UNDERWRITER AGREEMENT

       EXPERIENCE FACTOR

       VARIABLE INCOME PAYMENTS

       CALCULATING THE ANNUITY UNIT VALUE

       ADVERTISEMENT OF THE SEPARATE ACCOUNT

       VOTING RIGHTS

       TAXES

       WITHDRAWALS

       ACCUMULATION UNIT VALUES TABLES

       FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT

       FINANCIAL STATEMENTS OF METLIFE


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APPENDIX A

PREMIUM TAX TABLE

If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.



                     Non-Qualified Qualified
                     Annuities     Annuities
                     ------------- ---------
  California (1).... 2.35%         0.50%
  Florida (2)....... 1.00%         1.00%
  Maine (3)......... 2.00%         0.00%
  Nevada (4)........ 3.50%         0.00%
  Puerto Rico (5)... 1.00%         1.00%
  South Dakota (6).. 1.25%         0.00%
  West Virginia..... 1.00%         1.00%
  Wyoming (4)....... 1.00%         0.00%

        ---

      /1/California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).

      /2/Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.

      /3/Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.

      /4/Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408 and 501.

      /5/We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.

      /6/Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).


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
APPENDIX B

ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION


These tables show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each Investment Division from year end to year end. A lower charge for the GMIB when it was purchased with either of the optional death benefits was in effect from May 1, 2004 through April 30, 2005. A lower charge for the GMIB Plus I was in effect prior to February 26, 2007. Lower charges for the GMIB Plus II, EDB I and LWG II were in effect prior to February 24, 2009 and/or May 4, 2009. These lower charges are not reflected in the tables below. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table shows the Deferred Annuity mix that bears the total highest charge, and the second table shows the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: Bonus Class, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, Earnings Preservation Benefit. Charges for the EDB I, the optional GMIBs, the optional GWBs, and the optional GMAB are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing the EDB I in lieu of the optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the optional GMIB Plus II with the Earnings Preservation Benefit will result in a higher overall charge. The mix with the total lowest charge has these features:
B Class and no optional benefit. All other possible mixes for each Investment Division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.


                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                             HIGHEST POSSIBLE MIX
                         2.30 SEPARATE ACCOUNT CHARGE


                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment Division
  (Class B) (4/30/2012)............................................ 2012    $10.12       $10.40          0.00
                                                                    2013     10.40        11.30          0.00

American Funds(R) Balanced Allocation Investment Division (Class
  C) (4/28/2008)................................................... 2008     10.00         6.96        412.25
                                                                    2009      6.96         8.80     11,907.08
                                                                    2010      8.80         9.65      6,042.41
                                                                    2011      9.65         9.23     11,987.26
                                                                    2012      9.23        10.24     11,987.26
                                                                    2013     10.24        11.86      5,090.21

American Funds Bond Investment Division+ (Class 2) (5/1/2006)...... 2006     13.48        14.05      2,260.99
                                                                    2007     14.05        14.17      9,257.00
                                                                    2008     14.17        12.53      7,101.80
                                                                    2009     12.53        13.77      7,029.29
                                                                    2010     13.77        14.30          4.73
                                                                    2011     14.30        14.81          0.00
                                                                    2012     14.81        15.23          0.00
                                                                    2013     15.23        14.54          0.00

American Funds Global Small Capitalization Investment Division+
  (Class 2)........................................................ 2004     15.42        18.19     13,630.80
                                                                    2005     18.19        22.25     19,596.91
                                                                    2006     22.25        26.94     24,763.77
                                                                    2007     26.94        31.92     28,149.24
                                                                    2008     31.92        14.47     23,694.86
                                                                    2009     14.47        22.78     22,122.14
                                                                    2010     22.78        27.21      6,180.50
                                                                    2011     27.21        21.47          0.00
                                                                    2012     21.47        24.76          0.00
                                                                    2013     24.76        30.99          0.00

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
American Funds(R) Growth Allocation Investment Division (Class C)
  (4/28/2008)...................................................... 2008   $  9.99      $  6.32     111,993.18
                                                                    2009      6.32         8.27     114,287.06
                                                                    2010      8.27         9.18      96,059.48
                                                                    2011      9.18         8.54      74,611.13
                                                                    2012      8.54         9.70       3,236.88
                                                                    2013      9.70        11.86       2,622.05

American Funds Growth Investment Division+ (Class 2)............... 2004     93.63       102.78      11,491.63
                                                                    2005    102.78       116.54      11,889.33
                                                                    2006    116.54       125.35      12,469.33
                                                                    2007    125.35       137.40      11,555.27
                                                                    2008    137.40        75.11      10,853.89
                                                                    2009     75.11       102.18       8,780.01
                                                                    2010    102.18       118.33       1,750.10
                                                                    2011    118.33       110.54           0.00
                                                                    2012    110.54       127.14           0.00
                                                                    2013    127.14       161.42           0.00

American Funds Growth-Income Investment Division+ (Class 2)........ 2004     72.87        78.48      11,225.16
                                                                    2005     78.48        81.05      10,819.00
                                                                    2006     81.05        91.12      13,217.06
                                                                    2007     91.12        93.39      13,454.75
                                                                    2008     93.39        56.63      10,951.54
                                                                    2009     56.63        72.52      10,577.71
                                                                    2010     72.52        78.85       2,314.64
                                                                    2011     78.85        75.54           0.00
                                                                    2012     75.54        86.59           0.00
                                                                    2013     86.59       112.80           0.00

American Funds(R) Moderate Allocation Investment Division (Class
  C) (4/28/2008)................................................... 2008     10.01         7.63      11,468.33
                                                                    2009      7.63         9.21      32,417.74
                                                                    2010      9.21         9.89      24,077.26
                                                                    2011      9.89         9.68       2,044.05
                                                                    2012      9.68        10.49      58,864.32
                                                                    2013     10.49        11.63       1,369.67

AQR Global Risk Balanced Investment Division (Class B) (4/30/2012). 2012     11.05        11.38           0.00
                                                                    2013     11.38        10.74           0.00

Baillie Gifford International Stock Investment Division (Class B)
  (5/1/2004)....................................................... 2004     10.51        11.93         206.73
                                                                    2005     11.93        13.71       6,088.01
                                                                    2006     13.71        15.58      11,733.97
                                                                    2007     15.58        16.76       7,917.55
                                                                    2008     16.76         9.13       5,767.09
                                                                    2009      9.13        10.87       4,565.85
                                                                    2010     10.87        11.36       4,828.95
                                                                    2011     11.36         8.86       1,587.82
                                                                    2012      8.86        10.34         570.89
                                                                    2013     10.34        11.63         130.65

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
Barclays Aggregate Bond Index Investment Division (Class B)
  (formerly Barclays Capital Aggregate Bond Index Investment
  Division (Class B)) (5/1/2004)................................... 2004    $11.81       $12.08      68,675.99
                                                                    2005     12.08        12.03     104,347.97
                                                                    2006     12.03        12.20     175,669.65
                                                                    2007     12.20        12.72     164,982.41
                                                                    2008     12.72        13.13     106,196.81
                                                                    2009     13.13        13.47      96,300.15
                                                                    2010     13.47        13.91      89,993.46
                                                                    2011     13.91        14.59      48,329.35
                                                                    2012     14.59        14.77      41,735.30
                                                                    2013     14.77        14.07         820.65

BlackRock Bond Income Investment Division (Class B) (5/1/2004)..... 2004     35.93        37.01       4,465.70
                                                                    2005     37.01        36.95       7,893.69
                                                                    2006     36.95        37.60       8,645.26
                                                                    2007     37.60        38.96      12,697.65
                                                                    2008     38.96        36.67       9,177.68
                                                                    2009     36.67        39.13       8,186.58
                                                                    2010     39.13        41.33       8,240.76
                                                                    2011     41.33        42.94       3,474.55
                                                                    2012     42.94        45.01       2,281.43
                                                                    2013     45.01        43.54         510.23

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment Division
  (Class B)) (5/1/2004)............................................ 2004     21.29        23.19       1,500.34
                                                                    2005     23.19        24.19       2,741.85
                                                                    2006     24.19        24.56       6,579.00
                                                                    2007     24.56        28.42       8,317.88
                                                                    2008     28.42        17.58      14,557.19
                                                                    2009     17.58        23.46      10,163.65
                                                                    2010     23.46        27.39       9,946.90
                                                                    2011     27.39        24.31       7,167.21
                                                                    2012     24.31        27.10       4,717.63
                                                                    2013     27.10        35.47       3,001.86

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment Division
  (Class B) and before that FI Large Cap Investment
  Division (Class B)) (5/1/2006)................................... 2006     15.66        15.75           0.00
                                                                    2007     15.75        15.96           0.00
                                                                    2008     15.96         8.58           0.00
                                                                    2009      8.58         8.92           0.00

BlackRock Diversified Investment Division (Class B) (5/1/2004)..... 2004     30.09        32.27       6,385.61
                                                                    2005     32.27        32.43      15,553.06
                                                                    2006     32.43        34.94      17,189.51
                                                                    2007     34.94        36.06       6,540.78
                                                                    2008     36.06        26.44       4,369.81
                                                                    2009     26.44        30.23       3,973.04
                                                                    2010     30.23        32.30       3,538.65
                                                                    2011     32.30        32.70       1,896.79
                                                                    2012     32.70        35.82         674.46
                                                                    2013     35.82        42.10         475.34

BlackRock Global Tactical Strategies Investment Division (Class B)
  (4/30/2012)...................................................... 2012      9.88        10.14           0.00
                                                                    2013     10.14        10.93           0.00

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division* (Class B)............ 2007    $63.00       $63.16         368.02
                                                                    2008     63.16        38.69         807.79
                                                                    2009     38.69        45.07         693.76
                                                                    2010     45.07        49.53         796.37
                                                                    2011     49.53        48.53         199.13
                                                                    2012     48.53        53.78           0.00
                                                                    2013     53.78        70.58           0.00

BlackRock Large Cap Core Investment Division (Class B) (formerly
  BlackRock Large Cap Investment Division (Class B)) (5/1/2004).... 2004     49.31        54.09         253.57
                                                                    2005     54.09        54.62         367.03
                                                                    2006     54.62        60.76         366.86
                                                                    2007     60.76        63.54           0.00

BlackRock Large Cap Value Investment Division (Class B) (5/1/2004). 2004     10.49        11.51      18,591.97
                                                                    2005     11.51        11.87      20,493.04
                                                                    2006     11.87        13.83      18,855.81
                                                                    2007     13.83        13.93      27,445.10
                                                                    2008     13.93         8.83      22,432.06
                                                                    2009      8.83         9.59      13,124.41
                                                                    2010      9.59        10.20      12,861.88
                                                                    2011     10.20        10.18       2,392.56
                                                                    2012     10.18        11.33         332.33
                                                                    2013     11.33        14.59         205.32

BlackRock Money Market Investment Division (Class B) (5/1/2004).... 2004     18.23        18.06           0.00
                                                                    2005     18.06        18.11           0.00
                                                                    2006     18.11        18.51           0.00
                                                                    2007     18.51        18.96           0.00
                                                                    2008     18.96        19.01       6,331.55
                                                                    2009     19.01        18.62       5,711.69
                                                                    2010     18.62        18.20       5,714.17
                                                                    2011     18.20        17.78       5,711.71
                                                                    2012     17.78        17.38           0.00
                                                                    2013     17.38        16.98           0.00

Clarion Global Real Estate Investment Division (Class B) (5/1/2004) 2004      9.99        12.75      17,259.85
                                                                    2005     12.75        14.12      62,406.06
                                                                    2006     14.12        18.99     103,829.51
                                                                    2007     18.99        15.77      80,509.83
                                                                    2008     15.77         8.98      43,231.44
                                                                    2009      8.98        11.83      40,055.85
                                                                    2010     11.83        13.43      24,505.95
                                                                    2011     13.43        12.39      14,183.25
                                                                    2012     12.39        15.25       1,028.99
                                                                    2013     15.25        15.43       2,863.99

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth Investment
  Division (Class B) and before that Legg Mason Value Equity
  Investment Division (Class B)) (5/1/2004)........................ 2004   $  6.41      $  6.93      2,180.74
                                                                    2005      6.93         7.69      9,274.78
                                                                    2006      7.69         7.38     14,905.88
                                                                    2007      7.38         7.38      9,416.59
                                                                    2008      7.38         4.39      9,644.05
                                                                    2009      4.39         5.71      4,797.99
                                                                    2010      5.71         6.91      3,802.41
                                                                    2011      6.91         6.97      2,883.18
                                                                    2012      6.97         8.07        335.51
                                                                    2013      8.07        11.49          0.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth Investment
  Division (Class B) and before that Legg Mason Value Equity
  Investment Division (Class B) and before that MFS(R) Investors
  Trust Investment Division (Class B)) (5/1/2004).................. 2004      7.35         8.10        813.14
                                                                    2005      8.10         8.46          0.00
                                                                    2006      8.46         8.81          0.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth Investment
  Division (Class B) and before that Legg Mason Value Equity
  Investment Division (Class B) and before that MFS(R) Investors
  Trust Investment Division (Class B)) (Class B)................... 2006      8.78         9.35        496.66
                                                                    2007      9.35         8.60        454.92
                                                                    2008      8.60         3.81        454.01
                                                                    2009      3.81         5.14        453.99
                                                                    2010      5.14         5.39        465.61
                                                                    2011      5.39         5.72          0.00

ClearBridge Aggressive Growth II Investment Division (Class B)
  (formerly Janus Forty Investment Division (Class B)) (4/30/2007). 2007    116.32       141.83      1,112.92
                                                                    2008    141.83        80.39      6,337.55
                                                                    2009     80.39       112.23      5,447.79
                                                                    2010    112.23       119.98      4,669.92
                                                                    2011    119.98       108.41      1,571.12
                                                                    2012    108.41       129.79        529.50
                                                                    2013    129.79       163.35        204.55

Davis Venture Value Investment Division (Class B) (5/1/2004)....... 2004     26.22        28.05      4,134.00
                                                                    2005     28.05        30.16     14,938.08
                                                                    2006     30.16        33.70     22,597.68
                                                                    2007     33.70        34.36     22,729.70
                                                                    2008     34.36        20.30     13,575.92
                                                                    2009     20.30        26.12     11,771.85
                                                                    2010     26.12        28.52      9,907.88
                                                                    2011     28.52        26.68      6,085.03
                                                                    2012     26.68        29.36      2,283.99
                                                                    2013     29.36        38.27      1,268.02

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
Frontier Mid Cap Growth Investment Division (Class B) (formerly
  BlackRock Aggressive Growth Investment Division (Class B))
  (5/1/2004)....................................................... 2004    $29.05       $32.02        470.09
                                                                    2005     32.02        34.56        351.47
                                                                    2006     34.56        35.96        342.15
                                                                    2007     35.96        42.25      1,604.22
                                                                    2008     42.25        22.36      5,150.56
                                                                    2009     22.36        32.57      4,551.30
                                                                    2010     32.57        36.61      4,237.52
                                                                    2011     36.61        34.61        653.21
                                                                    2012     34.61        37.44        192.85
                                                                    2013     37.44        48.46        120.89

Harris Oakmark International Investment Division (Class B)
  (5/1/2004)....................................................... 2004     11.75        13.56      6,279.34
                                                                    2005     13.56        15.14     13,426.94
                                                                    2006     15.14        19.07     21,768.49
                                                                    2007     19.07        18.43     37,386.16
                                                                    2008     18.43        10.64     17,901.75
                                                                    2009     10.64        16.13     14,682.63
                                                                    2010     16.13        18.35     16,577.67
                                                                    2011     18.35        15.38      9,337.47
                                                                    2012     15.38        19.42      1,730.62
                                                                    2013     19.42        24.77        983.35

Invesco Balanced-Risk Allocation Investment Division (Class B)
  (4/30/2012)...................................................... 2012      1.01         1.04          0.00
                                                                    2013      1.04         1.03          0.00

Invesco Mid Cap Value Investment Division (Class B) (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B)).............. 2012     22.43        22.92      2,854.89
                                                                    2013     22.92        29.18        771.39

Invesco Mid Cap Value Investment Division (Class B) (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B)) (5/1/2004)... 2004     17.66        20.48      9,930.93
                                                                    2005     20.48        22.40     23,315.35
                                                                    2006     22.40        24.35     33,167.26
                                                                    2007     24.35        24.55     34,211.63
                                                                    2008     24.55        12.60     24,143.27
                                                                    2009     12.60        18.19     19,651.37
                                                                    2010     18.19        22.41     17,533.27
                                                                    2011     22.41        20.44      8,148.49
                                                                    2012     20.44        22.54          0.00

Invesco Small Cap Growth Investment Division (Class B) (5/1/2004).. 2004     11.10        11.82      1,582.34
                                                                    2005     11.82        12.51      7,237.93
                                                                    2006     12.51        13.96      9,838.79
                                                                    2007     13.96        15.15      5,026.02
                                                                    2008     15.15         9.07      1,675.61
                                                                    2009      9.07        11.86      1,727.70
                                                                    2010     11.86        14.63      3,246.29
                                                                    2011     14.63        14.14        212.11
                                                                    2012     14.14        16.34        208.00
                                                                    2013     16.34        22.39        193.98

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B) (5/1/2004)........... 2005    $ 3.88       $ 4.64      3,987.32
                                                                    2006      4.64         4.65      9,269.22
                                                                    2007      4.65         5.06     11,750.99
                                                                    2008      5.06         3.14     18,853.62
                                                                    2009      3.14         4.28     15,098.89
                                                                    2010      4.28         4.65     16,993.57
                                                                    2011      4.65         4.56      1,981.35
                                                                    2012      4.56         5.15        672.28
                                                                    2013      5.15         6.88          0.00

Jennison Growth Investment Division (Class B) (formerly Met/Putnam
  Voyager Investment Division (Class B)) (5/1/2004)................ 2004      4.07         4.22      3,585.58
                                                                    2005      4.22         3.84      4,660.68

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division (Class B))
  (5/1/2005)....................................................... 2005      7.65         8.25          0.00
                                                                    2006      8.25         8.68          0.00
                                                                    2007      8.68         9.70      2,709.85
                                                                    2008      9.70         5.12      4,618.19
                                                                    2009      5.12         7.19      3,783.20
                                                                    2010      7.19         7.69      1,895.10
                                                                    2011      7.69         7.41        158.67
                                                                    2012      7.41         8.31          0.00

JPMorgan Global Active Allocation Investment Division (Class B)
  (4/30/2012)...................................................... 2012      1.01         1.04          0.00
                                                                    2013      1.04         1.13          0.00

Loomis Sayles Global Markets Investment Division (Class B)
  (4/29/2013)...................................................... 2013     12.44        13.59          0.00

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division (Class B))
  (4/28/2008)...................................................... 2008      9.99         7.93        218.39
                                                                    2009      7.93         9.91      5,230.87
                                                                    2010      9.91        10.83     10,361.15
                                                                    2011     10.83        10.81          0.00
                                                                    2012     10.81        11.88         85.12
                                                                    2013     11.88        12.37          0.00

Loomis Sayles Small Cap Core Investment Division (Class B)
  (5/1/2004)....................................................... 2004     21.40        24.10        117.66
                                                                    2005     24.10        25.13      2,403.10
                                                                    2006     25.13        28.58      7,496.79
                                                                    2007     28.58        31.18      8,345.65
                                                                    2008     31.18        19.48      7,015.22
                                                                    2009     19.48        24.73      6,016.67
                                                                    2010     24.73        30.75      4,921.81
                                                                    2011     30.75        30.15      3,835.33
                                                                    2012     30.15        33.67        429.08
                                                                    2013     33.67        46.29         93.71

Loomis Sayles Small Cap Growth Investment Division (Class B)
  (5/1/2004)....................................................... 2004      8.57         9.43      2,857.38
                                                                    2005      9.43         9.62      1,790.05
                                                                    2006      9.62        10.32      5,012.27
                                                                    2007     10.32        10.52      3,786.65
                                                                    2008     10.52         6.03      3,041.61
                                                                    2009      6.03         7.64      1,815.08
                                                                    2010      7.64         9.81      2,282.53
                                                                    2011      9.81         9.85        225.77
                                                                    2012      9.85        10.68          0.00
                                                                    2013     10.68        15.49          0.00

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division (Class B) (5/1/2004) 2004    $14.84       $15.72      5,296.69
                                                                    2005     15.72        15.59      9,814.85
                                                                    2006     15.59        16.63     11,157.25
                                                                    2007     16.63        17.31     19,214.94
                                                                    2008     17.31        13.77     18,982.21
                                                                    2009     13.77        18.41     17,167.88
                                                                    2010     18.41        20.32     10,542.47
                                                                    2011     20.32        20.75      6,844.46
                                                                    2012     20.75        22.90        663.91
                                                                    2013     22.90        24.16          0.00

Met/Artisan Mid Cap Value Investment Division (Class B) (5/1/2004). 2004     27.27        29.42      5,359.15
                                                                    2005     29.42        31.55     13,128.60
                                                                    2006     31.55        34.58     13,048.19
                                                                    2007     34.58        31.40     10,632.92
                                                                    2008     31.40        16.53      9,683.33
                                                                    2009     16.53        22.81      9,928.94
                                                                    2010     22.81        25.58      7,417.85
                                                                    2011     25.58        26.62      7,451.42
                                                                    2012     26.62        29.03        968.59
                                                                    2013     29.03        38.72        647.84

Met/Franklin Low Duration Total Return Investment Division (Class
  B) (5/2/2011).................................................... 2011      9.98         9.70          0.00
                                                                    2012      9.70         9.90          0.00
                                                                    2013      9.90         9.79          0.00

MetLife Aggressive Strategy Investment Division (Class B).......... 2011     11.52         9.80     13,700.12
                                                                    2012      9.80        11.18     12,052.85
                                                                    2013     11.18        14.15          0.00

MetLife Aggressive Strategy Investment Division (Class B)
  (formerly MetLife Aggressive Allocation Investment Division
  (Class B)) (5/1/2005)............................................ 2005      9.99        11.08         66.32
                                                                    2006     11.08        12.52     22,474.20
                                                                    2007     12.52        12.64     24,687.28
                                                                    2008     12.64         7.35     21,574.44
                                                                    2009      7.35         9.45     36,464.21
                                                                    2010      9.45        10.68     34,750.74
                                                                    2011     10.68        11.55          0.00

MetLife Balanced Plus Investment Division (Class B) (4/30/2012).... 2012      9.91        10.30          0.00
                                                                    2013     10.30        11.52          0.00

MetLife Conservative Allocation Investment Division (Class B)
  (5/1/2005)....................................................... 2005      9.99        10.23      2,651.88
                                                                    2006     10.23        10.69      2,557.48
                                                                    2007     10.69        11.03      2,357.64
                                                                    2008     11.03         9.23      3,329.81
                                                                    2009      9.23        10.87     12,640.10
                                                                    2010     10.87        11.69     12,602.11
                                                                    2011     11.69        11.79      2,131.99
                                                                    2012     11.79        12.58          0.00
                                                                    2013     12.58        12.82          0.00

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Investment Division
  (Class B) (5/1/2005)............................................. 2005    $ 9.99       $10.45      42,338.63
                                                                    2006     10.45        11.17     186,748.34
                                                                    2007     11.17        11.45     213,396.47
                                                                    2008     11.45         8.77     140,729.65
                                                                    2009      8.77        10.60     129,842.31
                                                                    2010     10.60        11.55     102,168.09
                                                                    2011     11.55        11.41      20,295.40
                                                                    2012     11.41        12.42      25,152.38
                                                                    2013     12.42        13.47      15,251.94

MetLife Growth Strategy Investment Division (Class B) (4/29/2013).. 2013     11.11        12.59           0.00

MetLife Growth Strategy Investment Division (Class B) (formerly
  Met/Franklin Templeton Founding Strategy Investment Division
  (Class B)) (4/28/2008)........................................... 2008      9.99         6.99           0.00
                                                                    2009      6.99         8.78       1,691.37
                                                                    2010      8.78         9.44           7.31
                                                                    2011      9.44         9.06           0.00
                                                                    2012      9.06        10.28           0.00
                                                                    2013     10.28        11.04           0.00

MetLife Mid Cap Stock Index Investment Division (Class B)
  (5/1/2004)....................................................... 2004     11.25        12.53      29,621.98
                                                                    2005     12.53        13.72      34,678.10
                                                                    2006     13.72        14.72      40,318.22
                                                                    2007     14.72        15.47      34,384.52
                                                                    2008     15.47         9.62      32,274.06
                                                                    2009      9.62        12.85      27,712.70
                                                                    2010     12.85        15.83      22,143.89
                                                                    2011     15.83        15.13      11,560.20
                                                                    2012     15.13        17.35       3,700.78
                                                                    2013     17.35        22.52         115.73

MetLife Moderate Allocation Investment Division (Class B)
  (5/1/2005)....................................................... 2005      9.99        10.68      26,758.05
                                                                    2006     10.68        11.67     135,735.37
                                                                    2007     11.67        11.90     384,431.59
                                                                    2008     11.90         8.30     210,997.07
                                                                    2009      8.30        10.26     201,032.98
                                                                    2010     10.26        11.35     179,503.37
                                                                    2011     11.35        10.94     128,655.59
                                                                    2012     10.94        12.11     118,762.91
                                                                    2013     12.11        13.96      18,795.86

MetLife Moderate to Aggressive Allocation Investment Division
  (Class B) (5/1/2005)............................................. 2005      9.99        10.90       3,633.02
                                                                    2006     10.90        12.17     295,572.42
                                                                    2007     12.17        12.35     397,849.27
                                                                    2008     12.35         7.83     104,859.66
                                                                    2009      7.83         9.88     126,014.39
                                                                    2010      9.88        11.07      85,467.68
                                                                    2011     11.07        10.41      53,725.29
                                                                    2012     10.41        11.74      22,790.02
                                                                    2013     11.74        14.27      12,362.32

MetLife Multi-Index Targeted Risk Investment Division (Class B)
  (4/29/2013)...................................................... 2013     10.75        11.17           0.00

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
MetLife Stock Index Investment Division (Class B) (5/1/2004)....... 2004    $29.89       $32.20     64,157.86
                                                                    2005     32.20        32.84     82,221.18
                                                                    2006     32.84        36.97     92,276.05
                                                                    2007     36.97        37.93     85,289.32
                                                                    2008     37.93        23.25     84,347.16
                                                                    2009     23.25        28.61     71,716.73
                                                                    2010     28.61        32.01     63,378.77
                                                                    2011     32.01        31.80     31,444.34
                                                                    2012     31.80        35.87     14,187.01
                                                                    2013     35.87        46.16        901.23

MFS(R) Research International Investment Division (Class B)
  (5/1/2004)....................................................... 2004      9.46        10.80      4,438.20
                                                                    2005     10.80        12.29      5,803.58
                                                                    2006     12.29        15.20      8,237.59
                                                                    2007     15.20        16.83     20,401.23
                                                                    2008     16.83         9.48     16,044.22
                                                                    2009      9.48        12.19     13,178.08
                                                                    2010     12.19        13.27     14,416.07
                                                                    2011     13.27        11.58      2,698.77
                                                                    2012     11.58        13.20        515.21
                                                                    2013     13.20        15.39          0.00

MFS(R) Total Return Investment Division (Class B) (5/1/2004)....... 2004     31.54        34.09        166.11
                                                                    2005     34.09        34.27        847.21
                                                                    2006     34.27        37.49        504.29
                                                                    2007     37.49        38.14      8,629.69
                                                                    2008     38.14        28.94      6,112.80
                                                                    2009     28.94        33.46      6,808.48
                                                                    2010     33.46        35.90      2,357.63
                                                                    2011     35.90        35.84        132.21
                                                                    2012     35.84        38.99          0.00
                                                                    2013     38.99        45.23          0.00

MFS(R) Value Investment Division (Class B) (5/1/2004).............. 2004     11.54        12.38     11,105.37
                                                                    2005     12.38        11.90     18,025.09
                                                                    2006     11.90        13.71     15,566.56
                                                                    2007     13.71        12.86     24,430.23
                                                                    2008     12.86         8.33     12,126.59
                                                                    2009      8.33         9.81     10,686.78
                                                                    2010      9.81        10.66     10,556.28
                                                                    2011     10.66        10.49     18,744.75
                                                                    2012     10.49        11.92        315.62
                                                                    2013     11.92        15.78        345.21

MFS(R) Value Investment Division (Class B) (formerly FI Value
  Leaders Investment Division (Class B)) (5/1/2004)................ 2004     20.84        23.36      1,782.38
                                                                    2005     23.36        25.22      5,676.29
                                                                    2006     25.22        27.52     10,229.10
                                                                    2007     27.52        27.95      5,072.74
                                                                    2008     27.95        16.63      4,622.22
                                                                    2009     16.63        19.74      3,951.38
                                                                    2010     19.74        22.05      3,895.47
                                                                    2011     22.05        20.17      2,813.46
                                                                    2012     20.17        22.76        429.42
                                                                    2013     22.76        24.99          0.00

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B) (formerly Met/Franklin
  Mutual Shares Investment Division (Class B)) (4/28/2008)......... 2008    $ 9.99       $ 6.55          0.00
                                                                    2009      6.55         8.00      1,120.63
                                                                    2010      8.00         8.68      2,803.17
                                                                    2011      8.68         8.44        209.41
                                                                    2012      8.44         9.39          0.00
                                                                    2013      9.39        10.26          0.00

Morgan Stanley Mid Cap Growth Investment Division (Class B)........ 2010     11.43        13.20      3,708.10
                                                                    2011     13.20        12.00      1,301.57
                                                                    2012     12.00        12.82        480.01
                                                                    2013     12.82        17.42        406.77

Morgan Stanley Mid Cap Growth Investment Division (Class B)
  (formerly FI Mid Cap Opportunities Investment Division (Class
  B)) (5/1/2004)................................................... 2004     13.73        15.37        893.10
                                                                    2005     15.37        16.02      3,485.86
                                                                    2006     16.02        17.47      8,070.45
                                                                    2007     17.47        18.45      8,128.61
                                                                    2008     18.45         8.03      7,520.42
                                                                    2009      8.03        10.49      4,004.17
                                                                    2010     10.49        11.31          0.00

MSCI EAFE(R) Index Investment Division (Class B) (5/1/2004)........ 2004      9.10        10.52     54,022.71
                                                                    2005     10.52        11.61     60,495.83
                                                                    2006     11.61        14.23     64,630.68
                                                                    2007     14.23        15.37     70,746.36
                                                                    2008     15.37         8.68     60,820.49
                                                                    2009      8.68        10.88     53,870.09
                                                                    2010     10.88        11.48     47,299.74
                                                                    2011     11.48         9.80     23,190.21
                                                                    2012      9.80        11.30     14,725.72
                                                                    2013     11.30        13.42      1,610.71

Neuberger Berman Genesis Investment Division (Class B) (5/1/2004).. 2004     15.56        17.40     22,097.11
                                                                    2005     17.40        17.67     44,679.62
                                                                    2006     17.67        20.11     47,952.92
                                                                    2007     20.11        18.93     45,574.31
                                                                    2008     18.93        11.36     31,573.50
                                                                    2009     11.36        12.53     26,631.27
                                                                    2010     12.53        14.86     25,275.69
                                                                    2011     14.86        15.32     11,940.15
                                                                    2012     15.32        16.43      1,961.11
                                                                    2013     16.43        22.19      1,004.22

Neuberger Berman Genesis Investment Division (Class B) (formerly
  MLA Mid Cap Investment Division (Class B)) (5/1/2004)............ 2004     12.27        13.17        492.49
                                                                    2005     13.17        13.91        521.73
                                                                    2006     13.91        15.59        805.23
                                                                    2007     15.59        14.82      3,369.92
                                                                    2008     14.82         8.93      3,398.11
                                                                    2009      8.93        11.94      2,095.94
                                                                    2010     11.94        14.34      2,077.73
                                                                    2011     14.34        13.28        270.47
                                                                    2012     13.28        13.66        270.47
                                                                    2013     13.66        14.77          0.00

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B) (5/1/2004). 2004    $11.95       $13.70      2,158.26
                                                                    2005     13.70        15.53      2,542.63
                                                                    2006     15.53        17.67      9,884.47
                                                                    2007     17.67        18.34      8,128.40
                                                                    2008     18.34        10.65      9,320.55
                                                                    2009     10.65        14.55      9,028.03
                                                                    2010     14.55        16.49      8,516.20
                                                                    2011     16.49        14.76      5,883.98
                                                                    2012     14.76        17.48         87.51
                                                                    2013     17.48        21.71         70.13

Oppenheimer Global Equity Investment Division (Class B) (formerly
  Met/Templeton Growth Investment Division (Class B)) (4/28/2008).. 2008      9.99         6.52          0.00
                                                                    2009      6.52         8.46          0.00
                                                                    2010      8.46         8.90          0.00
                                                                    2011      8.90         8.10          0.00
                                                                    2012      8.10         9.67        109.09
                                                                    2013      9.67        10.25          0.00

PIMCO Inflation Protected Bond Investment Division (Class B)
  (5/1/2006)....................................................... 2006     10.70        10.74     11,668.63
                                                                    2007     10.74        11.63      5,173.12
                                                                    2008     11.63        10.58     52,328.27
                                                                    2009     10.58        12.20     59,007.34
                                                                    2010     12.20        12.85     42,735.27
                                                                    2011     12.85        13.96     26,096.84
                                                                    2012     13.96        14.89     13,879.69
                                                                    2013     14.89        13.20      2,134.80

PIMCO Total Return Investment Division (Class B) (5/1/2004)........ 2004     11.33        11.67     15,237.83
                                                                    2005     11.67        11.66     36,721.36
                                                                    2006     11.66        11.91     38,133.46
                                                                    2007     11.91        12.52     34,418.86
                                                                    2008     12.52        12.29     35,120.75
                                                                    2009     12.29        14.17     31,646.98
                                                                    2010     14.17        14.98     42,914.23
                                                                    2011     14.98        15.11     23,741.63
                                                                    2012     15.11        16.13     14,419.09
                                                                    2013     16.13        15.46      2,765.91

Pyramis(R) Government Income Investment Division (Class B)
  (4/30/2012)...................................................... 2012     10.67        10.77          0.00
                                                                    2013     10.77        10.05          0.00

Pyramis(R) Managed Risk Investment Division (Class B) (4/29/2013).. 2013     10.21        10.68          0.00

Russell 2000(R) Index Investment Division (Class B) (5/1/2004)..... 2004     12.82        14.59     34,337.97
                                                                    2005     14.59        14.87     37,915.77
                                                                    2006     14.87        17.09     33,144.79
                                                                    2007     17.09        16.41     33,390.67
                                                                    2008     16.41        10.64     24,804.11
                                                                    2009     10.64        13.06     20,687.61
                                                                    2010     13.06        16.16     18,681.62
                                                                    2011     16.16        15.12      5,528.29
                                                                    2012     15.12        17.14      2,158.83
                                                                    2013     17.14        23.15        180.13

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012)...................................................... 2012      1.01         1.06          0.00
                                                                    2013      1.06         1.14          0.00

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
SSgA Growth ETF Investment Division (Class B) (5/1/2006)........... 2006    $10.64       $11.28          0.00
                                                                    2007     11.28        11.65     12,944.63
                                                                    2008     11.65         7.63        614.50
                                                                    2009      7.63         9.62        505.52
                                                                    2010      9.62        10.74        650.95
                                                                    2011     10.74        10.27        642.79
                                                                    2012     10.27        11.54        637.66
                                                                    2013     11.54        13.32        632.85

SSgA Growth and Income ETF Investment Division (Class B) (5/1/2006) 2006     10.45        11.03          0.00
                                                                    2007     11.03        11.36        245.33
                                                                    2008     11.36         8.32      1,439.57
                                                                    2009      8.32        10.15      1,728.44
                                                                    2010     10.15        11.14      5,809.92
                                                                    2011     11.14        11.00      1,947.00
                                                                    2012     11.00        12.13      1,976.56
                                                                    2013     12.13        13.39          0.00

T. Rowe Price Large Cap Growth Investment Division (Class B)
  (5/1/2004)....................................................... 2004     10.62        11.44      2,945.42
                                                                    2005     11.44        11.89      7,481.91
                                                                    2006     11.89        13.12      6,550.37
                                                                    2007     13.12        13.99     10,385.59
                                                                    2008     13.99         7.93     12,169.18
                                                                    2009      7.93        11.09     10,461.41
                                                                    2010     11.09        12.65      6,889.79
                                                                    2011     12.65        12.20     12,528.63
                                                                    2012     12.20        14.14      1,888.93
                                                                    2013     14.14        19.18      1,143.38

T. Rowe Price Large Cap Growth Investment Division (Class B)
  (formerly RCM Technology Investment Division (Class B))
  (5/1/2004)....................................................... 2004      4.04         4.19        476.42
                                                                    2005      4.19         4.54      2,929.51
                                                                    2006      4.54         4.68      8,407.27
                                                                    2007      4.68         6.01     42,291.29
                                                                    2008      6.01         3.26     43,620.83
                                                                    2009      3.26         5.07     40,382.60
                                                                    2010      5.07         6.33     36,613.79
                                                                    2011      6.33         5.57      7,905.03
                                                                    2012      5.57         6.10        641.52
                                                                    2013      6.10         6.36          0.00

T. Rowe Price Mid Cap Growth Investment Division (Class B)
  (5/1/2004)....................................................... 2004      6.09         6.87     22,926.76
                                                                    2005      6.87         7.69     42,374.54
                                                                    2006      7.69         7.98     56,689.17
                                                                    2007      7.98         9.18     41,537.89
                                                                    2008      9.18         5.40     48,436.73
                                                                    2009      5.40         7.68     45,199.89
                                                                    2010      7.68         9.58     42,154.34
                                                                    2011      9.58         9.21     22,667.44
                                                                    2012      9.21        10.23        250.88
                                                                    2013     10.23        13.66          0.00

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division (Class B)
  (5/1/2004)....................................................... 2004    $11.60       $12.30      1,150.84
                                                                    2005     12.30        13.31      1,258.39
                                                                    2006     13.31        13.48      6,599.94
                                                                    2007     13.48        14.42      3,920.01
                                                                    2008     14.42         8.97      4,219.15
                                                                    2009      8.97        12.16      6,530.70
                                                                    2010     12.16        16.00      8,053.92
                                                                    2011     16.00        15.87      4,312.19
                                                                    2012     15.87        17.97      2,203.92
                                                                    2013     17.97        25.32          0.00

Western Asset Management Strategic Bond Opportunities Investment
  Division (Class B) (5/1/2004).................................... 2004     17.12        18.04     11,888.85
                                                                    2005     18.04        18.09     30,125.39
                                                                    2006     18.09        18.53     34,601.97
                                                                    2007     18.53        18.78     31,440.86
                                                                    2008     18.78        15.55     23,086.19
                                                                    2009     15.55        20.05     18,905.10
                                                                    2010     20.05        22.04     25,124.00
                                                                    2011     22.04        22.79     18,850.56
                                                                    2012     22.79        24.79      7,419.46
                                                                    2013     24.79        24.42          0.00

Western Asset Management U.S. Government Investment Division
  (Class B) (5/1/2004)............................................. 2004     14.15        14.40      9,018.77
                                                                    2005     14.40        14.27     21,812.04
                                                                    2006     14.27        14.49     16,953.71
                                                                    2007     14.49        14.73     18,818.23
                                                                    2008     14.73        14.32     21,805.55
                                                                    2009     14.32        14.57     18,691.73
                                                                    2010     14.57        15.02     17,270.73
                                                                    2011     15.02        15.45      7,246.18
                                                                    2012     15.45        15.56        547.23
                                                                    2013     15.56        15.07          0.00

At 2.55 Separate Account Charge:

American Funds Bond Investment Division (Class 2) (5/1/2006)....... 2006     13.36        13.92      5,946.69
                                                                    2007     13.92        14.02      7,845.31
                                                                    2008     14.02        12.39      4,754.23
                                                                    2009     12.39        13.60      3,374.12
                                                                    2010     13.60        14.11      3,029.74
                                                                    2011     14.11        14.59      2,685.16
                                                                    2012     14.59        14.99      1,451.34
                                                                    2013     14.99        14.30        884.55

American Funds Global Small Capitalization Investment Division
  (Class 2)........................................................ 2004     15.33        18.07     15,247.27
                                                                    2005     18.07        22.08     29,683.18
                                                                    2006     22.08        26.71     44,812.05
                                                                    2007     26.71        31.61     52,489.35
                                                                    2008     31.61        14.32     47,184.56
                                                                    2009     14.32        22.52     42,773.75
                                                                    2010     22.52        26.87     38,481.76
                                                                    2011     26.87        21.18     16,878.39
                                                                    2012     21.18        24.40      6,976.44
                                                                    2013     24.40        30.51      2,349.77

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
American Funds Growth Investment Division (Class 2)................ 2004   $ 91.79      $100.65      7,212.98
                                                                    2005    100.65       114.01     12,716.12
                                                                    2006    114.01       122.51     16,853.27
                                                                    2007    122.51       134.15     16,934.86
                                                                    2008    134.15        73.26     14,663.23
                                                                    2009     73.26        99.56     13,515.46
                                                                    2010     99.56       115.19     12,913.96
                                                                    2011    115.19       107.49      6,492.23
                                                                    2012    107.49       123.52      3,444.63
                                                                    2013    123.52       156.66        582.18

American Funds Growth-Income Investment Division (Class 2)......... 2004     71.43        76.85      7,041.60
                                                                    2005     76.85        79.29     13,993.24
                                                                    2006     79.29        89.06     19,606.13
                                                                    2007     89.06        91.18     23,431.93
                                                                    2008     91.18        55.23     16,761.80
                                                                    2009     55.23        70.67     15,064.49
                                                                    2010     70.67        76.76     12,576.45
                                                                    2011     76.76        73.46      5,286.13
                                                                    2012     73.46        84.12      1,344.56
                                                                    2013     84.12       109.48        459.97

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                              LOWEST POSSIBLE MIX
                         1.25 SEPARATE ACCOUNT CHARGE


                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ -------------
AllianceBernstein Global Dynamic Allocation Investment Division
  (Class B) (4/30/2012)............................................ 2012   $ 10.23      $ 10.59    60,586,664.86
                                                                    2013     10.59        11.62    73,636,545.32

American Funds(R) Balanced Allocation Investment Division (Class
  C) (4/28/2008)................................................... 2008     10.00         7.01     5,363,317.01
                                                                    2009      7.01         8.96    18,010,048.59
                                                                    2010      8.96         9.92    29,542,398.60
                                                                    2011      9.92         9.59    34,428,136.42
                                                                    2012      9.59        10.76    34,368,920.55
                                                                    2013     10.76        12.59    34,112,341.02

American Funds Bond Investment Division+ (Class 2) (5/1/2006)...... 2006     14.82        15.56       365,887.51
                                                                    2007     15.56        15.85       768,194.65
                                                                    2008     15.85        14.17       554,431.26
                                                                    2009     14.17        15.73       461,528.53
                                                                    2010     15.73        16.51       417,970.90
                                                                    2011     16.51        17.28       297,207.79
                                                                    2012     17.28        17.95       249,373.50
                                                                    2013     17.95        17.32       183,361.49

American Funds Global Small Capitalization Investment Division+
  (Class 2)........................................................ 2004     16.37        19.51     1,684,630.59
                                                                    2005     19.51        24.12     1,942,621.89
                                                                    2006     24.12        29.51     2,014,130.80
                                                                    2007     29.51        35.33     2,066,061.06
                                                                    2008     35.33        16.19     1,676,113.20
                                                                    2009     16.19        25.75     1,627,893.35
                                                                    2010     25.75        31.09     1,542,372.20
                                                                    2011     31.09        24.79     1,329,857.31
                                                                    2012     24.79        28.89     1,090,983.82
                                                                    2013     28.89        36.54       970,839.38

American Funds(R) Growth Allocation Investment Division (Class C)
  (4/28/2008)...................................................... 2008      9.99         6.36    11,381,509.85
                                                                    2009      6.36         8.42    21,656,706.19
                                                                    2010      8.42         9.44    22,320,507.44
                                                                    2011      9.44         8.88    21,607,932.95
                                                                    2012      8.88        10.19    20,505,386.56
                                                                    2013     10.19        12.59    20,509,966.01

American Funds Growth Investment Division+ (Class 2)............... 2004    115.34       127.95       832,307.70
                                                                    2005    127.95       146.61       850,455.08
                                                                    2006    146.61       159.35       855,979.03
                                                                    2007    159.35       176.52       789,249.89
                                                                    2008    176.52        97.52       685,332.95
                                                                    2009     97.52       134.07       644,152.88
                                                                    2010    134.07       156.90       606,411.59
                                                                    2011    156.90       148.11       516,594.10
                                                                    2012    148.11       172.17       436,720.84
                                                                    2013    172.17       220.88       378,702.25

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ -------------
American Funds Growth-Income Investment Division+ (Class 2)........ 2004   $ 89.76      $ 97.69     1,040,319.53
                                                                    2005     97.69       101.96       992,089.03
                                                                    2006    101.96       115.83       915,468.87
                                                                    2007    115.83       119.97       847,614.09
                                                                    2008    119.97        73.52       701,937.54
                                                                    2009     73.52        95.15       648,730.37
                                                                    2010     95.15       104.55       616,925.22
                                                                    2011    104.55       101.21       542,332.49
                                                                    2012    101.21       117.25       459,521.06
                                                                    2013    117.25       154.35       402,386.15

American Funds(R) Moderate Allocation Investment Division (Class
  C) (4/28/2008)................................................... 2008     10.01         7.69    11,825,226.62
                                                                    2009      7.69         9.37    31,832,639.17
                                                                    2010      9.37        10.17    47,689,050.02
                                                                    2011     10.17        10.06    52,439,006.83
                                                                    2012     10.06        11.02    50,094,945.18
                                                                    2013     11.02        12.35    47,762,949.99

AQR Global Risk Balanced Investment Division (Class B) (4/30/2012). 2012     11.17        11.59    81,387,523.32
                                                                    2013     11.59        11.05    83,525,799.94

Baillie Gifford International Stock Investment Division (Class B)
  (5/1/2004)....................................................... 2004     12.05        13.78       230,542.93
                                                                    2005     13.78        16.00       882,635.15
                                                                    2006     16.00        18.37     1,788,847.70
                                                                    2007     18.37        19.96     2,326,601.22
                                                                    2008     19.96        10.99     3,102,643.46
                                                                    2009     10.99        13.23     3,503,823.36
                                                                    2010     13.23        13.96     3,594,551.26
                                                                    2011     13.96        11.01     3,776,314.57
                                                                    2012     11.01        12.98     3,507,363.06
                                                                    2013     12.98        14.76     3,211,140.18

Barclays Aggregate Bond Index Investment Division (Class B)
  (formerly Barclays Capital Aggregate Bond Index Investment
  Division (Class B)) (5/1/2004)................................... 2004     12.51        12.89     3,850,658.98
                                                                    2005     12.89        12.96    11,887,466.57
                                                                    2006     12.96        13.29    16,455,776.79
                                                                    2007     13.29        14.00    20,099,380.29
                                                                    2008     14.00        14.61    17,439,769.63
                                                                    2009     14.61        15.14    22,571,032.66
                                                                    2010     15.14        15.81    27,080,597.56
                                                                    2011     15.81        16.75    28,884,760.83
                                                                    2012     16.75        17.14    29,905,111.71
                                                                    2013     17.14        16.50    32,334,133.11

BlackRock Bond Income Investment Division (Class B) (5/1/2004)..... 2004     44.66        46.31       301,057.28
                                                                    2005     46.31        46.72     1,046,108.64
                                                                    2006     46.72        48.05     1,637,036.48
                                                                    2007     48.05        50.31     1,973,936.78
                                                                    2008     50.31        47.86     1,847,352.77
                                                                    2009     47.86        51.61     2,153,908.25
                                                                    2010     51.61        55.08     2,703,572.45
                                                                    2011     55.08        57.83     2,858,684.31
                                                                    2012     57.83        61.27     2,913,383.40
                                                                    2013     61.27        59.90     2,897,846.65

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ -------------
BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment Division
  (Class B)) (5/1/2004)............................................ 2004    $23.52       $25.80        71,095.54
                                                                    2005     25.80        27.20       179,456.51
                                                                    2006     27.20        27.91       329,519.56
                                                                    2007     27.91        32.64       677,955.31
                                                                    2008     32.64        20.41     1,381,085.09
                                                                    2009     20.41        27.51     1,948,378.56
                                                                    2010     27.51        32.46     2,151,515.42
                                                                    2011     32.46        29.12     2,541,342.82
                                                                    2012     29.12        32.81     2,406,118.40
                                                                    2013     32.81        43.38     2,078,319.03

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment Division
  (Class B) and before that FI Large Cap Investment Division
  (Class B)) (5/1/2006)............................................ 2006     17.34        17.56        64,686.86
                                                                    2007     17.56        17.98       159,771.44
                                                                    2008     17.98         9.77       298,616.98
                                                                    2009      9.77        10.19             0.00

BlackRock Diversified Investment Division (Class B) (5/1/2004)..... 2004     36.28        39.19       277,202.91
                                                                    2005     39.19        39.79       535,541.81
                                                                    2006     39.79        43.33       698,275.54
                                                                    2007     43.33        45.19       830,380.34
                                                                    2008     45.19        33.48       880,343.66
                                                                    2009     33.48        38.69       925,517.53
                                                                    2010     38.69        41.77       895,833.32
                                                                    2011     41.77        42.73       867,922.79
                                                                    2012     42.73        47.31       849,024.44
                                                                    2013     47.31        56.20       799,387.47

BlackRock Global Tactical Strategies Investment Division (Class B)
  (4/30/2012)...................................................... 2012      9.98        10.32    85,443,566.94
                                                                    2013     10.32        11.24    98,794,182.84

BlackRock Large Cap Core Investment Division* (Class B)............ 2007     80.94        81.72       197,425.91
                                                                    2008     81.72        50.59       268,816.94
                                                                    2009     50.59        59.56       357,508.56
                                                                    2010     59.56        66.14       351,775.03
                                                                    2011     66.14        65.49       389,135.33
                                                                    2012     65.49        73.35       352,713.46
                                                                    2013     73.35        97.27       325,123.73

BlackRock Large Cap Core Investment Division (Class B) (formerly
  BlackRock Large Cap Investment Division (Class B)) (5/1/2004).... 2004     61.39        67.81        63,985.52
                                                                    2005     67.81        69.20       115,756.61
                                                                    2006     69.20        77.79       153,608.48
                                                                    2007     77.79        81.62             0.00

BlackRock Large Cap Value Investment Division (Class B) (5/1/2004). 2004     10.72        11.84       507,414.37
                                                                    2005     11.84        12.34     1,191,101.20
                                                                    2006     12.34        14.52     4,017,678.88
                                                                    2007     14.52        14.79     6,203,097.15
                                                                    2008     14.79         9.47     6,677,973.23
                                                                    2009      9.47        10.39     8,380,701.11
                                                                    2010     10.39        11.18     9,038,984.13
                                                                    2011     11.18        11.27     9,709,297.06
                                                                    2012     11.27        12.68     9,104,671.74
                                                                    2013     12.68        16.50     8,477,029.46

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class B) (5/1/2004).... 2004    $22.66       $22.60       51,565.74
                                                                    2005     22.60        22.91      104,247.78
                                                                    2006     22.91        23.65      220,864.59
                                                                    2007     23.65        24.48      423,149.02
                                                                    2008     24.48        24.81    1,019,197.09
                                                                    2009     24.81        24.56    1,111,335.11
                                                                    2010     24.56        24.26    1,344,514.09
                                                                    2011     24.26        23.96    1,804,163.17
                                                                    2012     23.96        23.66    2,197,866.28
                                                                    2013     23.66        23.36    2,092,136.92

Clarion Global Real Estate Investment Division (Class B) (5/1/2004) 2004      9.99        12.84    1,489,317.40
                                                                    2005     12.84        14.37    4,338,464.48
                                                                    2006     14.37        19.52    7,835,572.48
                                                                    2007     19.52        16.39    8,113,130.91
                                                                    2008     16.39         9.44    7,850,669.54
                                                                    2009      9.44        12.56    8,085,427.70
                                                                    2010     12.56        14.40    7,970,798.69
                                                                    2011     14.40        13.43    8,200,052.38
                                                                    2012     13.43        16.71    7,497,653.11
                                                                    2013     16.71        17.08    7,486,754.52

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth Investment
  Division (Class B) and before that Legg Mason Value Equity
  Investment Division (Class B)) (5/1/2004)........................ 2004      6.63         7.22      157,905.31
                                                                    2005      7.22         8.09      441,946.14
                                                                    2006      8.09         7.86      854,039.26
                                                                    2007      7.86         7.93      829,924.69
                                                                    2008      7.93         4.77      784,974.04
                                                                    2009      4.77         6.27      889,731.52
                                                                    2010      6.27         7.66    1,184,792.59
                                                                    2011      7.66         7.82    4,333,191.00
                                                                    2012      7.82         9.15    4,198,132.99
                                                                    2013      9.15        13.16    5,569,813.70

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth Investment
  Division (Class B) and before that Legg Mason Value Equity
  Investment Division (Class B) and before that MFS(R) Investors
  Trust Investment Division (Class B)) (5/1/2004).................. 2004      7.74         8.59       58,522.26
                                                                    2005      8.59         9.07      300,403.79
                                                                    2006      9.07         9.49      378,586.99

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth Investment
  Division (Class B) and before that Legg Mason Value Equity
  Investment Division (Class B) and before that MFS(R) Investors
  Trust Investment Division (Class B)) (Class B)................... 2006      9.45        10.14      752,191.91
                                                                    2007     10.14         9.42      819,936.03
                                                                    2008      9.42         4.22      972,413.11
                                                                    2009      4.22         5.75    1,433,098.82
                                                                    2010      5.75         6.10    2,182,977.19
                                                                    2011      6.10         6.49            0.00

                                                                         Beginning of                Number of
                                                                             Year     End of Year   Accumulation
                                                                         Accumulation Accumulation  Units End of
Investment Division                                                 Year  Unit Value   Unit Value       Year
-------------------                                                 ---- ------------ ------------ --------------
ClearBridge Aggressive Growth II Investment Division (Class B)
  (formerly Janus Forty Investment Division (Class B)) (4/30/2007). 2007   $151.43      $185.95        110,979.76
                                                                    2008    185.95       106.51        712,494.40
                                                                    2009    106.51       150.27      1,163,014.01
                                                                    2010    150.27       162.35      1,298,644.78
                                                                    2011    162.35       148.24      1,179,824.64
                                                                    2012    148.24       179.35      1,110,485.64
                                                                    2013    179.35       228.11        970,782.77

Davis Venture Value Investment Division (Class B) (5/1/2004)....... 2004     28.98        31.22        499,387.83
                                                                    2005     31.22        33.91      2,131,611.21
                                                                    2006     33.91        38.29      3,988,041.56
                                                                    2007     38.29        39.45      5,074,167.58
                                                                    2008     39.45        23.56      5,669,478.45
                                                                    2009     23.56        30.64      6,659,881.00
                                                                    2010     30.64        33.80      7,609,124.88
                                                                    2011     33.80        31.96      7,861,376.38
                                                                    2012     31.96        35.54      7,323,440.01
                                                                    2013     35.54        46.81      6,541,614.76

Frontier Mid Cap Growth Investment Division (Class B) (formerly
  BlackRock Aggressive Growth Investment Division (Class B))
  (5/1/2004)....................................................... 2004     34.38        38.15         48,586.98
                                                                    2005     38.15        41.61        126,036.87
                                                                    2006     41.61        43.76        228,956.11
                                                                    2007     43.76        51.95        383,639.24
                                                                    2008     51.95        27.79        600,156.98
                                                                    2009     27.79        40.90        831,307.99
                                                                    2010     40.90        46.45        916,289.80
                                                                    2011     46.45        44.39        925,176.40
                                                                    2012     44.39        48.52        892,201.48
                                                                    2013     48.52        63.47        798,097.82

Harris Oakmark International Investment Division (Class B)
  (5/1/2004)....................................................... 2004     12.08        14.03        517,942.94
                                                                    2005     14.03        15.83      2,479,089.48
                                                                    2006     15.83        20.15      5,230,310.81
                                                                    2007     20.15        19.67      6,878,657.12
                                                                    2008     19.67        11.48      5,848,438.73
                                                                    2009     11.48        17.59      7,094,853.93
                                                                    2010     17.59        20.22      9,180,544.61
                                                                    2011     20.22        17.12     10,899,004.55
                                                                    2012     17.12        21.86     10,001,942.39
                                                                    2013     21.86        28.17      9,506,036.94

Invesco Balanced-Risk Allocation Investment Division (Class B)
  (4/30/2012)...................................................... 2012      1.01         1.04    145,166,223.98
                                                                    2013      1.04         1.05    239,868,056.76

Invesco Mid Cap Value Investment Division (Class B) (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B)) (5/1/2004)... 2012     25.84        26.59      6,561,328.53
                                                                    2013     26.59        34.22      5,868,523.88

                                                                         Beginning of                Number of
                                                                             Year     End of Year   Accumulation
                                                                         Accumulation Accumulation  Units End of
Investment Division                                                 Year  Unit Value   Unit Value       Year
-------------------                                                 ---- ------------ ------------ --------------
Invesco Mid Cap Value Investment Division (Class B) (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B)) (5/1/2004)... 2004    $18.71       $21.85        745,718.74
                                                                    2005     21.85        24.15      2,759,258.03
                                                                    2006     24.15        26.52      4,556,951.22
                                                                    2007     26.52        27.03      5,637,167.55
                                                                    2008     27.03        14.02      5,869,624.31
                                                                    2009     14.02        20.45      6,093,473.84
                                                                    2010     20.45        25.46      6,870,168.76
                                                                    2011     25.46        23.47      7,124,065.55
                                                                    2012     23.47        25.96              0.00

Invesco Small Cap Growth Investment Division (Class B) (5/1/2004).. 2004     11.40        12.23         88,967.34
                                                                    2005     12.23        13.08        249,141.21
                                                                    2006     13.08        14.75        379,516.68
                                                                    2007     14.75        16.18        570,283.63
                                                                    2008     16.18         9.79        657,668.14
                                                                    2009      9.79        12.94        943,098.40
                                                                    2010     12.94        16.12        847,369.93
                                                                    2011     16.12        15.75        883,526.54
                                                                    2012     15.75        18.39        836,820.13
                                                                    2013     18.39        25.46        775,718.86

Jennison Growth Investment Division (Class B) (5/1/2004)........... 2005      4.09         4.92        412,176.02
                                                                    2006      4.92         4.99      1,003,446.89
                                                                    2007      4.99         5.49      1,164,068.68
                                                                    2008      5.49         3.44      1,376,073.02
                                                                    2009      3.44         4.74      3,200,189.21
                                                                    2010      4.74         5.21      4,846,933.72
                                                                    2011      5.21         5.15      7,348,067.70
                                                                    2012      5.15         5.88     12,237,786.15
                                                                    2013      5.88         7.95     10,549,695.81

Jennison Growth Investment Division (Class B) (formerly Met/Putnam
  Voyager Investment Division (Class B)) (5/1/2004)................ 2004      4.25         4.44        114,586.68
                                                                    2005      4.44         4.05        152,249.83

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division (Class B))
  (5/1/2005)....................................................... 2005      7.99         8.69        173,317.48
                                                                    2006      8.69         9.23        620,638.28
                                                                    2007      9.23        10.42      1,169,995.30
                                                                    2008     10.42         5.56      1,627,935.42
                                                                    2009      5.56         7.90      2,343,856.14
                                                                    2010      7.90         8.53      2,771,815.26
                                                                    2011      8.53         8.31      2,875,553.19
                                                                    2012      8.31         9.35              0.00

JPMorgan Global Active Allocation Investment Division (Class B)
  (4/30/2012)...................................................... 2012      1.01         1.05     98,278,267.87
                                                                    2013      1.05         1.15    266,300,003.77

Loomis Sayles Global Markets Investment Division (Class B)
  (4/29/2013)...................................................... 2013     15.51        17.07      4,137,910.13

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division (Class B))
  (4/28/2008)...................................................... 2008      9.99         7.99        717,060.40
                                                                    2009      7.99        10.09      1,736,399.97
                                                                    2010     10.09        11.14      3,115,137.26
                                                                    2011     11.14        11.24      4,545,106.28
                                                                    2012     11.24        12.48      4,504,444.08
                                                                    2013     12.48        13.04              0.00

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class B)
  (5/1/2004)....................................................... 2004    $23.77       $26.96       62,988.78
                                                                    2005     26.96        28.40      282,001.02
                                                                    2006     28.40        32.65      807,342.10
                                                                    2007     32.65        35.99    1,230,226.05
                                                                    2008     35.99        22.73    1,465,820.56
                                                                    2009     22.73        29.16    1,718,288.85
                                                                    2010     29.16        36.64    1,647,067.79
                                                                    2011     36.64        36.31    1,663,955.46
                                                                    2012     36.31        40.97    1,536,877.57
                                                                    2013     40.97        56.92    1,431,061.28

Loomis Sayles Small Cap Growth Investment Division (Class B)
  (5/1/2004)....................................................... 2004      8.85         9.80      157,161.05
                                                                    2005      9.80        10.11      469,945.62
                                                                    2006     10.11        10.95      779,710.51
                                                                    2007     10.95        11.28      982,451.23
                                                                    2008     11.28         6.54    1,137,061.65
                                                                    2009      6.54         8.37    1,330,724.17
                                                                    2010      8.37        10.86    1,216,411.01
                                                                    2011     10.86        11.02    1,198,514.84
                                                                    2012     11.02        12.07    1,029,058.32
                                                                    2013     12.07        17.69    1,027,234.54

Lord Abbett Bond Debenture Investment Division (Class B) (5/1/2004) 2004     16.14        17.21      433,517.32
                                                                    2005     17.21        17.26    1,644,680.08
                                                                    2006     17.26        18.60    3,053,153.34
                                                                    2007     18.60        19.57    4,120,667.18
                                                                    2008     19.57        15.73    3,918,705.43
                                                                    2009     15.73        21.25    4,795,673.99
                                                                    2010     21.25        23.71    5,207,933.54
                                                                    2011     23.71        24.46    5,522,429.14
                                                                    2012     24.46        27.28    5,370,333.81
                                                                    2013     27.28        29.09    5,443,285.29

Met/Artisan Mid Cap Value Investment Division (Class B) (5/1/2004). 2004     30.62        33.26      377,040.95
                                                                    2005     33.26        36.04    1,158,798.80
                                                                    2006     36.04        39.92    1,544,583.01
                                                                    2007     39.92        36.63    1,646,083.75
                                                                    2008     36.63        19.49    1,530,577.09
                                                                    2009     19.49        27.17    1,570,093.26
                                                                    2010     27.17        30.80    1,517,144.93
                                                                    2011     30.80        32.39    1,530,638.68
                                                                    2012     32.39        35.69    1,486,443.05
                                                                    2013     35.69        48.12    1,463,616.68

Met/Franklin Low Duration Total Return Investment Division (Class
  B) (5/2/2011).................................................... 2011      9.98         9.77      371,470.99
                                                                    2012      9.77        10.07      757,543.49
                                                                    2013     10.07        10.06    4,409,494.93

MetLife Aggressive Strategy Investment Division (Class B).......... 2011     12.27        10.51    3,213,867.32
                                                                    2012     10.51        12.12    3,174,538.90
                                                                    2013     12.12        15.51    3,085,476.41

                                                                         Beginning of                Number of
                                                                             Year     End of Year   Accumulation
                                                                         Accumulation Accumulation  Units End of
Investment Division                                                 Year  Unit Value   Unit Value       Year
-------------------                                                 ---- ------------ ------------ --------------
MetLife Aggressive Strategy Investment Division (Class B)
  (formerly MetLife Aggressive Allocation Investment Division
  (Class B)) (5/1/2005)............................................ 2005    $ 9.99       $11.16        306,141.65
                                                                    2006     11.16        12.74      1,484,809.90
                                                                    2007     12.74        13.00      2,807,072.03
                                                                    2008     13.00         7.64      3,137,332.27
                                                                    2009      7.64         9.92      3,269,816.84
                                                                    2010      9.92        11.34      3,262,852.24
                                                                    2011     11.34        12.30              0.00

MetLife Balanced Plus Investment Division (Class B) (4/30/2012).... 2012     10.01        10.49     85,936,719.25
                                                                    2013     10.49        11.84    136,462,242.32

MetLife Conservative Allocation Investment Division (Class B)
  (5/1/2005)....................................................... 2005      9.99        10.31        578,943.02
                                                                    2006     10.31        10.88      1,938,160.76
                                                                    2007     10.88        11.34      5,674,741.59
                                                                    2008     11.34         9.59     10,836,517.50
                                                                    2009      9.59        11.41     17,602,835.04
                                                                    2010     11.41        12.41     23,163,874.60
                                                                    2011     12.41        12.65     26,465,409.52
                                                                    2012     12.65        13.64     27,845,228.02
                                                                    2013     13.64        14.05     25,190,572.09

MetLife Conservative to Moderate Allocation Investment Division
  (Class B) (5/1/2005)............................................. 2005      9.99        10.52      2,293,499.61
                                                                    2006     10.52        11.37     10,459,920.40
                                                                    2007     11.37        11.77     24,715,462.78
                                                                    2008     11.77         9.11     36,347,326.24
                                                                    2009      9.11        11.13     49,865,699.83
                                                                    2010     11.13        12.26     62,047,149.36
                                                                    2011     12.26        12.24     69,578,602.61
                                                                    2012     12.24        13.47     68,625,951.23
                                                                    2013     13.47        14.76     65,491,836.50

MetLife Growth Strategy Investment Division (Class B) (4/29/2013).. 2013     11.71        13.36      4,090,927.70

MetLife Growth Strategy Investment Division (Class B) (formerly
  Met/Franklin Templeton Founding Strategy Investment Division
  (Class B)) (4/28/2008)........................................... 2008      9.99         7.04      2,102,778.94
                                                                    2009      7.04         8.93      4,026,633.31
                                                                    2010      8.93         9.71      4,308,306.30
                                                                    2011      9.71         9.42      4,215,602.89
                                                                    2012      9.42        10.80      4,034,161.72
                                                                    2013     10.80        11.64              0.00

MetLife Mid Cap Stock Index Investment Division (Class B)
  (5/1/2004)....................................................... 2004     11.72        13.13        728,656.68
                                                                    2005     13.13        14.53      2,195,285.87
                                                                    2006     14.53        15.76      3,611,990.93
                                                                    2007     15.76        16.74      4,712,683.58
                                                                    2008     16.74        10.51      5,825,162.10
                                                                    2009     10.51        14.20      6,981,447.54
                                                                    2010     14.20        17.67      7,442,901.10
                                                                    2011     17.67        17.07      8,144,543.01
                                                                    2012     17.07        19.78      7,896,397.33
                                                                    2013     19.78        25.95      7,508,378.40

                                                                         Beginning of                Number of
                                                                             Year     End of Year   Accumulation
                                                                         Accumulation Accumulation  Units End of
Investment Division                                                 Year  Unit Value   Unit Value       Year
-------------------                                                 ---- ------------ ------------ --------------
MetLife Moderate Allocation Investment Division (Class B)
  (5/1/2005)....................................................... 2005    $ 9.99       $10.75      3,641,353.32
                                                                    2006     10.75        11.88     22,508,484.97
                                                                    2007     11.88        12.24     62,197,203.38
                                                                    2008     12.24         8.63     94,830,810.05
                                                                    2009      8.63        10.78    131,317,908.56
                                                                    2010     10.78        12.05    168,769,081.52
                                                                    2011     12.05        11.74    186,589,260.69
                                                                    2012     11.74        13.12    179,133,091.06
                                                                    2013     13.12        15.29    174,250,653.46

MetLife Moderate to Aggressive Allocation Investment Division
  (Class B) (5/1/2005)............................................. 2005      9.99        10.98      2,829,696.46
                                                                    2006     10.98        12.39     17,897,969.38
                                                                    2007     12.39        12.70     54,331,986.81
                                                                    2008     12.70         8.14     81,663,563.59
                                                                    2009      8.14        10.38     94,187,888.95
                                                                    2010     10.38        11.75     89,964,106.50
                                                                    2011     11.75        11.17     86,864,544.96
                                                                    2012     11.17        12.73     80,829,336.58
                                                                    2013     12.73        15.63     77,299,106.53

MetLife Multi-Index Targeted Risk Investment Division (Class B)
  (4/29/2013)...................................................... 2013      1.08         1.13    125,232,192.04

MetLife Stock Index Investment Division (Class B) (5/1/2004)....... 2004     34.63        37.56      1,750,875.84
                                                                    2005     37.56        38.72      5,047,439.87
                                                                    2006     38.72        44.05      7,044,246.68
                                                                    2007     44.05        45.66      8,542,859.25
                                                                    2008     45.66        28.29     10,548,323.10
                                                                    2009     28.29        35.18     12,672,183.55
                                                                    2010     35.18        39.78     13,968,745.16
                                                                    2011     39.78        39.93     14,624,119.22
                                                                    2012     39.93        45.51     13,800,270.63
                                                                    2013     45.51        59.20     12,439,421.12

MFS(R) Research International Investment Division (Class B)
  (5/1/2004)....................................................... 2004      9.79        11.25        141,755.48
                                                                    2005     11.25        12.94        604,819.44
                                                                    2006     12.94        16.17      2,068,708.66
                                                                    2007     16.17        18.09      3,262,143.43
                                                                    2008     18.09        10.30      5,451,172.86
                                                                    2009     10.30        13.38      6,574,559.75
                                                                    2010     13.38        14.72      6,633,116.35
                                                                    2011     14.72        12.98      6,669,158.46
                                                                    2012     12.98        14.96      6,199,776.38
                                                                    2013     14.96        17.62      5,699,568.82

MFS(R) Total Return Investment Division (Class B) (5/1/2004)....... 2004     37.71        41.05        119,277.39
                                                                    2005     41.05        41.69        328,191.42
                                                                    2006     41.69        46.09        465,431.08
                                                                    2007     46.09        47.39        692,542.07
                                                                    2008     47.39        36.34        626,555.67
                                                                    2009     36.34        42.46        734,187.61
                                                                    2010     42.46        46.04        800,296.85
                                                                    2011     46.04        46.45        826,082.65
                                                                    2012     46.45        51.06        805,689.47
                                                                    2013     51.06        59.85        795,649.97

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ -------------
MFS(R) Value Investment Division (Class B) (5/1/2004).............. 2004    $12.23       $13.21     1,304,722.64
                                                                    2005     13.21        12.83     3,878,821.73
                                                                    2006     12.83        14.93     5,009,373.07
                                                                    2007     14.93        14.15     5,535,834.88
                                                                    2008     14.15         9.26     5,163,417.72
                                                                    2009      9.26        11.03     5,869,418.70
                                                                    2010     11.03        12.12     7,052,289.57
                                                                    2011     12.12        12.04     7,522,386.23
                                                                    2012     12.04        13.83     7,315,037.13
                                                                    2013     13.83        18.50    10,581,680.77

MFS(R) Value Investment Division (Class B) (formerly FI Value
  Leaders Investment Division (Class B)) (5/1/2004)................ 2004     23.39        26.41        85,618.72
                                                                    2005     26.41        28.81       420,979.54
                                                                    2006     28.81        31.77     1,116,072.48
                                                                    2007     31.77        32.61     1,237,524.46
                                                                    2008     32.61        19.61     1,167,465.68
                                                                    2009     19.61        23.52     1,179,028.29
                                                                    2010     23.52        26.55     1,100,221.92
                                                                    2011     26.55        24.55     1,076,680.63
                                                                    2012     24.55        27.99       978,906.09
                                                                    2013     27.99        30.83             0.00

MFS(R) Value Investment Division (Class B) (formerly Met/Franklin
  Mutual Shares Investment Division (Class B)) (4/28/2008)......... 2008      9.99         6.60       472,356.75
                                                                    2009      6.60         8.14     1,350,684.01
                                                                    2010      8.14         8.93     2,282,456.12
                                                                    2011      8.93         8.77     2,997,757.80
                                                                    2012      8.77         9.87     2,797,219.63
                                                                    2013      9.87        10.81             0.00

Morgan Stanley Mid Cap Growth Investment Division (Class B)........ 2010     13.13        15.26     2,487,134.48
                                                                    2011     15.26        14.03     2,843,297.98
                                                                    2012     14.03        15.14     2,692,713.11
                                                                    2013     15.14        20.79     2,297,231.09

Morgan Stanley Mid Cap Growth Investment Division (Class B)
  (formerly FI Mid Cap Opportunities Investment Division (Class
  B)) (5/1/2004)................................................... 2004     14.81        16.69       195,292.90
                                                                    2005     16.69        17.58       550,747.76
                                                                    2006     17.58        19.37     1,043,827.16
                                                                    2007     19.37        20.68     1,436,202.13
                                                                    2008     20.68         9.10     1,753,470.54
                                                                    2009      9.10        12.00     2,335,775.65
                                                                    2010     12.00        12.99             0.00

MSCI EAFE(R) Index Investment Division (Class B) (5/1/2004)........ 2004      9.64        11.22     1,310,419.46
                                                                    2005     11.22        12.51     3,920,106.79
                                                                    2006     12.51        15.51     5,695,313.60
                                                                    2007     15.51        16.92     7,382,320.70
                                                                    2008     16.92         9.66     9,419,926.46
                                                                    2009      9.66        12.24    11,163,950.75
                                                                    2010     12.24        13.04    12,685,686.41
                                                                    2011     13.04        11.25    14,595,718.30
                                                                    2012     11.25        13.11    14,435,971.24
                                                                    2013     13.11        15.74    13,451,974.55

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ -------------
Neuberger Berman Genesis Investment Division (Class B) (5/1/2004).. 2004    $16.20       $18.24     1,029,329.75
                                                                    2005     18.24        18.72     2,350,319.89
                                                                    2006     18.72        21.53     3,429,455.89
                                                                    2007     21.53        20.48     3,851,949.52
                                                                    2008     20.48        12.42     3,625,580.48
                                                                    2009     12.42        13.84     3,679,793.07
                                                                    2010     13.84        16.59     3,382,746.43
                                                                    2011     16.59        17.29     3,242,629.17
                                                                    2012     17.29        18.74     3,027,293.41
                                                                    2013     18.74        25.57     3,595,800.35

Neuberger Berman Genesis Investment Division (Class B) (formerly
  MLA Mid Cap Investment Division (Class B)) (5/1/2004)............ 2004     12.61        13.63       145,014.30
                                                                    2005     13.63        14.54       369,364.09
                                                                    2006     14.54        16.47       693,216.68
                                                                    2007     16.47        15.83     1,336,971.62
                                                                    2008     15.83         9.64     1,227,543.36
                                                                    2009      9.64        13.02     1,384,640.85
                                                                    2010     13.02        15.80     1,392,901.19
                                                                    2011     15.80        14.78     1,486,644.47
                                                                    2012     14.78        15.37     1,344,367.91
                                                                    2013     15.37        16.67             0.00

Oppenheimer Global Equity Investment Division (Class B) (5/1/2004). 2004     12.89        14.88       105,601.25
                                                                    2005     14.88        17.04       579,290.68
                                                                    2006     17.04        19.59     1,334,400.29
                                                                    2007     19.59        20.55     1,761,289.24
                                                                    2008     20.55        12.06     1,967,019.42
                                                                    2009     12.06        16.66     2,530,763.05
                                                                    2010     16.66        19.07     3,078,106.91
                                                                    2011     19.07        17.25     3,539,470.40
                                                                    2012     17.25        20.64     3,291,982.18
                                                                    2013     20.64        25.92     3,718,443.28

Oppenheimer Global Equity Investment Division (Class B) (formerly
  Met/Templeton Growth Investment Division (Class B)) (4/28/2008).. 2008      9.99         6.57       235,437.29
                                                                    2009      6.57         8.61       687,554.56
                                                                    2010      8.61         9.15     1,068,648.57
                                                                    2011      9.15         8.42     1,415,850.80
                                                                    2012      8.42        10.16     1,346,063.32
                                                                    2013     10.16        10.80             0.00

PIMCO Inflation Protected Bond Investment Division (Class B)
  (5/1/2006)....................................................... 2006     11.04        11.16       595,123.74
                                                                    2007     11.16        12.21     1,865,528.17
                                                                    2008     12.21        11.23     8,801,830.82
                                                                    2009     11.23        13.09    14,097,736.84
                                                                    2010     13.09        13.93    18,853,712.18
                                                                    2011     13.93        15.29    22,060,834.54
                                                                    2012     15.29        16.48    23,103,607.27
                                                                    2013     16.48        14.76    20,921,626.20

                                                                         Beginning of                Number of
                                                                             Year     End of Year   Accumulation
                                                                         Accumulation Accumulation  Units End of
Investment Division                                                 Year  Unit Value   Unit Value       Year
-------------------                                                 ---- ------------ ------------ --------------
PIMCO Total Return Investment Division (Class B) (5/1/2004)........ 2004    $11.72       $12.16      1,912,529.08
                                                                    2005     12.16        12.28      6,758,354.02
                                                                    2006     12.28        12.67      9,627,248.36
                                                                    2007     12.67        13.46     11,407,084.04
                                                                    2008     13.46        13.35     13,686,460.81
                                                                    2009     13.35        15.56     21,012,926.60
                                                                    2010     15.56        16.62     29,547,685.64
                                                                    2011     16.62        16.94     32,720,206.08
                                                                    2012     16.94        18.28     33,459,538.47
                                                                    2013     18.28        17.70     33,294,516.54

Pyramis(R) Government Income Investment Division (Class B)
  (4/30/2012)...................................................... 2012     10.78        10.96     32,068,305.21
                                                                    2013     10.96        10.34     31,404,922.55

Pyramis(R) Managed Risk Investment Division (Class B) (4/29/2013).. 2013     10.21        10.76      2,942,032.89

Russell 2000(R) Index Investment Division (Class B) (5/1/2004)..... 2004     13.58        15.56        523,546.85
                                                                    2005     15.56        16.03      1,502,294.21
                                                                    2006     16.03        18.61      2,585,775.71
                                                                    2007     18.61        18.07      3,079,763.14
                                                                    2008     18.07        11.83      3,245,644.32
                                                                    2009     11.83        14.69      3,896,039.18
                                                                    2010     14.69        18.36      4,040,992.74
                                                                    2011     18.36        17.36      4,329,427.86
                                                                    2012     17.36        19.89      4,195,443.26
                                                                    2013     19.89        27.15      3,985,416.76

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012)...................................................... 2012      1.01         1.06     67,974,801.15
                                                                    2013      1.06         1.16    167,476,225.23

SSgA Growth ETF Investment Division (Class B) (5/1/2006)........... 2006     10.71        11.43        139,058.25
                                                                    2007     11.43        11.92        536,203.16
                                                                    2008     11.92         7.89        377,748.91
                                                                    2009      7.89        10.06      3,058,162.85
                                                                    2010     10.06        11.35      4,291,610.98
                                                                    2011     11.35        10.97      4,758,320.83
                                                                    2012     10.97        12.46      5,212,125.54
                                                                    2013     12.46        14.53      5,780,859.59

SSgA Growth and Income ETF Investment Division (Class B) (5/1/2006) 2006     10.52        11.18         94,584.11
                                                                    2007     11.18        11.63        196,239.06
                                                                    2008     11.63         8.61        564,644.37
                                                                    2009      8.61        10.62      9,979,215.54
                                                                    2010     10.62        11.77     27,821,570.04
                                                                    2011     11.77        11.75     39,524,198.83
                                                                    2012     11.75        13.09     40,225,522.76
                                                                    2013     13.09        14.60     38,653,105.18

T. Rowe Price Large Cap Growth Investment Division (Class B)
  (5/1/2004)....................................................... 2004     11.25        12.21        551,747.60
                                                                    2005     12.21        12.82      1,706,948.80
                                                                    2006     12.82        14.29      2,574,599.46
                                                                    2007     14.29        15.41      3,515,295.61
                                                                    2008     15.41         8.82      3,604,235.54
                                                                    2009      8.82        12.46      3,970,534.93
                                                                    2010     12.46        14.37      3,678,828.63
                                                                    2011     14.37        14.00      3,523,915.22
                                                                    2012     14.00        16.41      3,395,403.28
                                                                    2013     16.41        22.49      6,484,456.47

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ -------------
T. Rowe Price Large Cap Growth Investment Division (Class B)
  (formerly RCM Technology Investment Division (Class B))
  (5/1/2004)....................................................... 2004    $ 4.18       $ 4.36       327,216.18
                                                                    2005      4.36         4.78       700,834.84
                                                                    2006      4.78         4.98     1,303,161.54
                                                                    2007      4.98         6.46     3,643,893.87
                                                                    2008      6.46         3.54     3,951,772.02
                                                                    2009      3.54         5.57     6,605,032.05
                                                                    2010      5.57         7.02     7,452,605.10
                                                                    2011      7.02         6.25     8,293,969.11
                                                                    2012      6.25         6.92     7,942,344.23
                                                                    2013      6.92         7.24             0.00

T. Rowe Price Mid Cap Growth Investment Division (Class B)
  (5/1/2004)....................................................... 2004      6.30         7.15       529,644.79
                                                                    2005      7.15         8.10     1,695,381.23
                                                                    2006      8.10         8.49     3,268,219.53
                                                                    2007      8.49         9.86     5,090,130.40
                                                                    2008      9.86         5.87     6,860,173.97
                                                                    2009      5.87         8.43     8,896,812.31
                                                                    2010      8.43        10.63    10,543,521.65
                                                                    2011     10.63        10.33    11,726,128.73
                                                                    2012     10.33        11.60    11,397,693.54
                                                                    2013     11.60        15.64    10,844,895.76

T. Rowe Price Small Cap Growth Investment Division (Class B)
  (5/1/2004)....................................................... 2004     12.51        13.35       169,438.00
                                                                    2005     13.35        14.60       639,929.00
                                                                    2006     14.60        14.94     1,140,830.69
                                                                    2007     14.94        16.16     1,319,130.58
                                                                    2008     16.16        10.16     1,553,144.93
                                                                    2009     10.16        13.92     1,973,633.33
                                                                    2010     13.92        18.51     2,914,342.13
                                                                    2011     18.51        18.54     3,448,513.28
                                                                    2012     18.54        21.23     3,334,995.65
                                                                    2013     21.23        30.22     3,293,870.13

Western Asset Management Strategic Bond Opportunities Investment
  Division (Class B) (5/1/2004).................................... 2004     18.92        20.08       516,840.38
                                                                    2005     20.08        20.34     2,362,619.16
                                                                    2006     20.34        21.06     4,193,499.21
                                                                    2007     21.06        21.56     5,163,420.43
                                                                    2008     21.56        18.05     4,354,047.28
                                                                    2009     18.05        23.51     4,288,945.49
                                                                    2010     23.51        26.12     4,249,228.87
                                                                    2011     26.12        27.30     3,809,961.74
                                                                    2012     27.30        30.00     3,545,424.51
                                                                    2013     30.00        29.87     3,243,839.73

Western Asset Management U.S. Government Investment Division
  (Class B) (5/1/2004)............................................. 2004     15.64        16.03       792,980.55
                                                                    2005     16.03        16.05     2,828,550.05
                                                                    2006     16.05        16.47     4,232,158.83
                                                                    2007     16.47        16.92     5,021,955.31
                                                                    2008     16.92        16.62     4,769,314.77
                                                                    2009     16.62        17.08     5,880,515.48
                                                                    2010     17.08        17.80     6,431,005.46
                                                                    2011     17.80        18.50     6,310,303.78
                                                                    2012     18.50        18.83     6,276,242.56
                                                                    2013     18.83        18.43     6,066,931.54

                                                                         Beginning of               Number of
                                                                             Year     End of Year  Accumulation
                                                                         Accumulation Accumulation Units End of
Investment Division                                                 Year  Unit Value   Unit Value      Year
-------------------                                                 ---- ------------ ------------ ------------
At 1.50 Separate Account Charge:

American Funds Bond Investment Division (Class 2) (5/1/2006)....... 2006   $ 14.69      $ 15.41    1,384,257.31
                                                                    2007     15.41        15.68    4,872,016.01
                                                                    2008     15.68        14.00    4,398,070.70
                                                                    2009     14.00        15.53    4,993,122.00
                                                                    2010     15.53        16.29    4,748,102.21
                                                                    2011     16.29        17.03    4,256,384.37
                                                                    2012     17.03        17.67    3,985,089.74
                                                                    2013     17.67        17.03    3,779,469.00

American Funds Global Small Capitalization Investment Division
  (Class 2)........................................................ 2004     16.28        19.38      559,036.42
                                                                    2005     19.38        23.94    1,993,369.67
                                                                    2006     23.94        29.25    3,865,644.25
                                                                    2007     29.25        34.99    5,518,755.68
                                                                    2008     34.99        16.02    6,340,014.81
                                                                    2009     16.02        25.46    7,376,589.98
                                                                    2010     25.46        30.70    7,743,762.55
                                                                    2011     30.70        24.45    8,041,761.60
                                                                    2012     24.45        28.46    7,363,012.38
                                                                    2013     28.46        35.97    6,676,357.08

American Funds Growth Investment Division (Class 2)................ 2004    113.13       125.36      321,875.82
                                                                    2005    125.36       143.50    1,076,810.53
                                                                    2006    143.50       155.82    1,897,452.19
                                                                    2007    155.82       172.44    2,357,806.14
                                                                    2008    172.44        95.17    2,786,511.47
                                                                    2009     95.17       130.70    2,969,105.42
                                                                    2010    130.70       152.81    2,777,826.76
                                                                    2011    152.81       144.10    2,598,642.84
                                                                    2012    144.10       167.34    2,346,742.21
                                                                    2013    167.34       214.48    2,087,797.76

American Funds Growth-Income Investment Division (Class 2)......... 2004     88.04        95.72      337,328.74
                                                                    2005     95.72        99.80    1,024,224.45
                                                                    2006     99.80       113.26    1,585,446.89
                                                                    2007    113.26       117.20    1,989,561.74
                                                                    2008    117.20        71.75    2,053,174.67
                                                                    2009     71.75        92.76    2,337,384.35
                                                                    2010     92.76       101.82    2,535,035.68
                                                                    2011    101.82        98.48    2,636,733.23
                                                                    2012     98.48       113.96    2,481,403.31
                                                                    2013    113.96       149.88    2,235,737.74



-----------

  The assets of the FI Value Leaders Investment Division of the Metropolitan Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.
  The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.
  The assets of the Met/Franklin Mutual Shares Investment Division of the Met Investors Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
  April 29, 2013 are those of the Met/Franklin Mutual Shares Investment
  Division.
  The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.

  The assets of the MLA Mid Cap Investment Division of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
  April 29, 2013 are those of the MLA Mid Cap Investment Division.
  The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.
  The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division. The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.

  The assets of the Oppenheimer Capital Appreciation Investment Division of the Met Investors Fund were merged into the Jennison Growth Investment Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.
  The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.
  The assets of Legg Mason Value Equity Investment Division of the Met Investors Fund were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.
  The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.
  The assets of FI Mid Cap Opportunities Investment Division of the Metropolitan Fund were merged into the Morgan Stanley Mid Cap Growth Investment Division of the Met Investors Fund on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.
  The assets of FI Large Cap Investment Division of the Metropolitan Fund were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Metropolitan Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.
  The assets of BlackRock Large Cap Investment Division (formerly BlackRock Investment Trust Investment Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.
  The assets of the MFS(R) Investors Trust Investment Division of the Metropolitan Fund were merged into the Legg Mason Value Equity Investment Division of the Met Investors Fund prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.
  The assets in Met/Putnam Voyager Investment Division of the Metropolitan Fund were merged into Jennison Growth Investment Division of the Metropolitan Fund prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.


* We are waiving a portion of the Separate Account charge for the Investment Division investing in the BlackRock Large Cap Core Portfolio.
+ The Accumulation Unit Values for this American Funds(R) Investment Division are calculated with an additional .15% Separate Account charge which was in effect prior to May 1, 2004
  Please see the Table of Expenses for more information.

APPENDIX C

PORTFOLIO LEGAL NAMES AND MARKETING NAMES


SERIES FUND/TRUST                       LEGAL NAME OF PORTFOLIO SERIES    MARKETING NAME
  American Funds Insurance Series(R)    Bond Fund                         American Funds Bond Fund
  American Funds Insurance Series(R)    Global Small Capitalization Fund  American Funds Global Small Capitalization Fund
  American Funds Insurance Series(R)    Growth - Income Fund              American Funds Growth-Income Fund
  American Funds Insurance Series(R)    Growth Fund                       American Funds Growth Fund

APPENDIX D

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

The Portfolios below were subject to a merger or name change. The chart identifies the former name and new name of each of these Portfolios.


PORTFOLIO MERGERS



FORMER PORTFOLIO           NEW PORTFOLIO
----------------           -------------
  MET INVESTORS FUND       MET INVESTORS FUND
    ClearBridge              ClearBridge Aggressive Growth Portfolio
  Aggressive Growth
  Portfolio II
  MET INVESTORS FUND       METROPOLITAN FUND
    MetLife Growth           MetLife Asset Allocation 80 Portfolio
  Strategy Portfolio



PORTFOLIO NAME CHANGES



FORMER PORTFOLIO           NEW PORTFOLIO
----------------           -------------
  MET INVESTORS FUND       MET INVESTORS FUND
    BlackRock Large          WMC Large Cap Research Portfolio
  Cap Core Portfolio
    Janus Forty              ClearBridge Aggressive Growth Portfolio II
  Portfolio
    Lord Abbett Mid          Invesco Mid Cap Value Portfolio
  Cap Value
  Portfolio
    MetLife                  MetLife Asset Allocation 100 Portfolio
  Aggressive
  Strategy Portfolio
  METROPOLITAN FUND        METROPOLITAN FUND
    BlackRock                WMC Balanced Portfolio
  Diversified
  Portfolio
    Davis Venture            WMC Core Equity Opportunities Portfolio
  Value Portfolio
    MetLife                  MetLife Asset Allocation 20 Portfolio
  Conservative
  Allocation
  Portfolio
    MetLife                  MetLife Asset Allocation 40 Portfolio
  Conservative to
  Moderate
  Allocation
  Portfolio
    MetLife                  MetLife Asset Allocation 60 Portfolio
  Moderate
  Allocation
  Portfolio
    MetLife                  MetLife Asset Allocation 80 Portfolio
  Moderate to
  Aggressive
  Allocation
  Portfolio

                          Request For a Statement of
                   Additional Information/Change of Address

If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E

[_] Metropolitan Series Fund

[_] Met Investors Series Trust

[_] American Funds Insurance Series(R)

[_] I have changed my address. My current address is:

_________________  Name _______________________________________________________
(Contract Number)

                   Address ____________________________________________________

_________________         _____________________________________________________
   (Signature)                                                              zip

Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
P.O. Box 10342
Des Moines, IA 50306-0342

                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E

             PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION

                                FORM N-4 PART B


                                April 28, 2014

   This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for Preference Plus Select Deferred Variable Annuities dated April 28, 2014 and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life insurance Company, Attn:
Fulfillment Unit-PPS, P.O. Box 10342, Des Moines, IA 50306-0342.


   A Statement of Additional Information for the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series(R) ("American Funds(R)") are attached at the end of this Statement of Additional Information.


   Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled "Important Terms You Should Know" of the Prospectus for Preference Plus Select Contracts dated April 28, 2014.


                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
           Independent Registered Public Accounting Firm.......   2

           Principal Underwriter...............................   2

           Distribution and Principal Underwriting Agreement...   2

           Experience Factor...................................   2

           Variable Income Payments............................   3

           Calculating the Annuity Unit Value..................   5

           Advertisement of the Separate Account...............   6

           Voting Rights.......................................   9

           Taxes...............................................  10

           Withdrawals.........................................  13

           Accumulation Unit Values Tables.....................  13

           Financial Statements of Separate Account............  13

           Financial Statements of MetLife..................... F-1

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries , included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                             PRINCIPAL UNDERWRITER


   MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is affiliated with the Company and the Separate Account.


               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

   Information about the distribution of the Contracts is contained in the Prospectus (see "Who Sells the Deferred Annuities"). Additional information is provided below.

   Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

   The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                           UNDERWRITING COMMISSIONS


                 UNDERWRITING COMMISSIONS PAID   AMOUNT OF UNDERWRITING
                   TO THE DISTRIBUTOR BY THE   COMMISSIONS RETAINED BY THE
      YEAR                  COMPANY                    DISTRIBUTOR
      ----       ----------------------------- ---------------------------
      2013......         $150,530,898                      $0
      2012......         $201,775,422                      $0
      2011......         $222,177,300                      $0


                               EXPERIENCE FACTOR

   We use the term "experience factor" to describe the investment performance for an Investment Division. We calculate Accumulation Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the "Valuation Period". We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the Valuation Period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Deferred Annuity. Below is a chart of the daily factors for each class of the Deferred Annuity and the various death benefits and Earnings Preservation Benefit:

   Separate Account charges for all Investment Divisions except American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization (Daily Factor)

                                                             BONUS CLASS
                                                   B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                 ----------- ------------ ----------- -----------
Basic Death Benefit............................. 0.000034247 0.000046575  0.000045205 0.000041096
Annual Step-Up Death Benefit.................... 0.000039726 0.000052055  0.000050685 0.000046575
Greater of Annual Step-Up or 5% Annual Increase
  Death Benefit................................. 0.000043836 0.000056164  0.000054795 0.000050685
Additional Charge for Earnings Preservation
  Benefit....................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

   Separate Account charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions (Daily Factor)

                                                             BONUS CLASS
                                                   B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                 ----------- ------------ ----------- -----------
Basic Death Benefit............................. 0.000041096 0.000053425  0.000052055 0.000047945
Annual Step-Up Death Benefit.................... 0.000046575 0.000058904  0.000057534 0.000053425
Greater of Annual Step-Up or 5% Annual Increase
  Death Benefit................................. 0.000050685 0.000063014  0.000061644 0.000057534
Additional Charge for Earnings Preservation
  Benefit....................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

                           VARIABLE INCOME PAYMENTS

                        ASSUMED INVESTMENT RETURN (AIR)

   The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

                           AMOUNT OF INCOME PAYMENTS

   The cash You receive periodically from an Investment Division (after Your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that Investment Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

   The Deferred Annuity specifies the dollar amount of the initial variable income payment for each Investment Division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific Investment Division (net any applicable premium tax owed or Contract charge), the AIR, the age and/or sex of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Investment Division to determine the number of annuity units held in that Investment Division. The number of annuity units held remains fixed for the duration of the Contract if no reallocating are made.

   The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or lesser than the AIR and Separate Account charges.

   Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates. Although guaranteed annuity rates for the Bonus Class are the same as for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity and may be less than the currently issued Contract rates.

                              ANNUITY UNIT VALUE

   The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payments" in the Prospectus.)

                            REALLOCATION PRIVILEGE

   The annuity purchase rate is the dollar amount You would need when You annuitize Your Deferred Annuity to receive $1 per payment period. For example, if it would cost $50 to buy an annuity that pays You $1 a month for the rest of Your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is based on the annuity income payment type You choose, an interest rate, and Your age, sex (where permitted) and number of payments remaining. The annuity purchase rate is reset each valuation date to reflect any changes in these components. The reset annuity purchase rate represents the cost You would incur if You were choosing the same income option You have in light of this updated information.

   When You request a reallocation from an Investment Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

  . First, We update the income payment amount to be reallocated from the Investment Division based upon the applicable Annuity Unit Value at the time of the reallocation;

  . Second, We use the AIR to calculate an updated annuity purchase rate based upon Your age, if applicable, and expected future income payments at the time of the reallocation;

  . Third, We calculate another updated annuity purchase rate using Our current annuity purchase rates for the Fixed Income Option on the date of Your reallocation;

  . Finally, We determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

   When You request a reallocation from one Investment Division to another, annuity units in one Investment Division are liquidated and annuity units in the other Investment Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Investment Division to which You have reallocated.

   You generally may make a reallocation on any day the Exchange is open. At a future date We may limit the number of reallocations You may make, but never to fewer than one a month. If We do so, We will give You advance written notice. We may limit a Beneficiary's ability to make a reallocation.

   Here are examples of the effect of a reallocation on the income payment:

  . Suppose You choose to reallocate 40% of Your income payment supported by Investment Division A to the Fixed Income Option and the recalculated income payment supported by Investment Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, Your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and Your income payment supported by Investment Division A will be decreased by $40. (The number of annuity units in Investment Division A will be decreased as well.)

  . Suppose You choose to reallocate 40% of Your income payment supported by Investment Division A to Investment Division B and the recalculated income payment supported by Investment Division A is $100. Then, Your income payment supported by Investment Division B will be increased by $40 and Your income payment supported by Investment Division A will be decreased by $40. (Changes will also be made to the number of annuity units in both Investment Divisions as well.)

                      CALCULATING THE ANNUITY UNIT VALUE

   We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

   To calculate an Annuity Unit Value, We first multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in Your Deferred Annuity and the laws in Your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

   The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

        1. Annuity Unit Value, beginning of period........... $ 10.20000
        2. "Experience factor" for period....................   1.023558
        3. Daily adjustment for 4% Assumed Investment Return.  .99989255
        4. (2) X (3).........................................   1.023448
        5. Annuity Unit Value, end of period (1) X (4)....... $ 10.43917

                       ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS GUARANTEED

1. Number of Accumulation Units as of Annuity Date....................................   1,500.00
2. Accumulation Unit Value............................................................ $ 11.80000
3. Accumulation Unit Value of the Deferred Annuity (1) X (2).......................... $17,700.00
4. First monthly income payment per $1,000 of Accumulation Value...................... $     5.63
5. First monthly income payment (3) X (4) / 1,000..................................... $    99.65
6. Assume Annuity Unit Value as of Annuity Date equal to.............................. $ 10.80000
7. Number of Annuity Units (5) / (6)..................................................     9.2269
8. Assume Annuity Unit Value for the second month equal to (10 days prior to payment). $ 10.97000
9. Second monthly Annuity Payment (7) X (8)........................................... $   101.22
10. Assume Annuity Unit Value for third month equal to................................ $ 10.52684
11. Next monthly Annuity Payment (7) X (10)........................................... $    97.13

                    DETERMINING THE VARIABLE INCOME PAYMENT

   Variable income payments can go up or down based upon the investment performance of the Investment Divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Investment Divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments increase only to the extent that the investment performance of the Investment Divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but variable income payments will increase more rapidly or decline more slowly due to investment performance of the Investment Divisions.

                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

   From time to time We advertise the performance of various Separate Account Investment Divisions. For the Investment Divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)/6/-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market Investment Division, We state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a withdrawal charge for the Deferred Annuities, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)/n/=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10- year period (or fractional portion). Performance figures will vary among the various classes of the Deferred Annuities and the Investment Divisions as a result of different Separate Account charges and withdrawal charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity.

   Performance may be calculated based upon historical performance of the underlying Portfolios of the Metropolitan Fund, Met Investors Fund, and American Funds and may assume that the Deferred Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

   Historical performance information should not be relied on as a guarantee of future performance results.

   Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its Investment Divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(R) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex-U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(R) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Barclays U.S. Aggregate Bond Index, the Barclays U.S. Credit Index, the Barclays U.S. Government/Credit 1-3 Year Index, the Barclays U.S. TIPS Index, the Barclays U.S. Universal Index, the Barclays U.S. Government Bond Index, the Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.

   Performance may be shown for certain investment strategies that are made available under the Deferred Annuities. The first is the "Equity Generator(R)."

   Under the "Equity Generator(R)," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Account is transferred to an Investment Division. The second strategy is the "Index Selector(R)". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, MSCI EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Account (or the BlackRock Money Market Investment Division for the C Class Deferred Annuity or a Deferred Annuity, when available, with an optional GMIB issued in New York State) in order to bring the percentage of the total Account Balance in each of these Investment Divisions and Fixed Account (or Money Market Investment Division) back to the current allocation of Your choice of one of several asset allocation models. The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

   An "Equity Generator Return" or "Index Selector Return" for a model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred other or unrelated transactions. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit or GMIB. We may also show Index Selector investment strategies using other Investment Divisions for which these strategies are made available in the future. If We do so, performance will be calculated in the same manner as described above, using the appropriate account and/or Investment Divisions.

   For purposes of presentation of Non-Standard Performance, We may assume the Deferred Annuities were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Deferred Annuity. In these cases, We calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

   Past performance is no guarantee of future results.

   We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

   We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

   We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   Any illustration should not be relied on as a guarantee of future results.

                                 VOTING RIGHTS

   In accordance with Our view of the present applicable law, We will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having voting interests in corresponding Investment Divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and, as a result, We determine that We are permitted to vote the shares of the Portfolios in Our own right, We may elect to do so.

   Accordingly, You have voting interests under all the Deferred Annuities described in the Prospectus. The number of shares held in each Separate Account Investment Division deemed attributable to You is determined by dividing the value of accumulation or annuity units attributable to You in that Investment Division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account Investment Division are invested. Fractional votes will be counted. The number of shares for which You have the right to give instructions will be determined as of the record date for the meeting.

   Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instruction are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if We or an affiliate determine that We are permitted to vote any such shares, in Our own right, We may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

   Qualified retirement plans which invest directly in the Portfolios do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account Investment Division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

   You will be entitled to give instructions regarding the votes attributable to Your Deferred Annuity, in Your sole discretion.

   You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

                       DISREGARDING VOTING INSTRUCTIONS

   MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies for any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's or Met Investors Fund's or American Funds(R)' boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

   In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.




                                     TAXES

NON-QUALIFIED ANNUITY CONTRACTS

DIVERSIFICATION

   In order for your non-qualified contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract owners of gains under their Contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

   Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively.

   We reserve the right to amend your Contract where necessary to maintain its status as a Variable Annuity Contract under Federal tax law and to protect You and other contract owners in the Investment Divisions from adverse tax consequences.

   THE 3.8 % INVESTMENT TAX applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:



      CAPITAL GAINS                DIVIDENDS                    OTHER
      -------------                ---------                    -----
          23.8%                      43.4%                      43.4%



   The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.

QUALIFIED ANNUITY CONTRACTS

   Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

TYPES OF QUALIFIED PLANS

   The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

   Established by an individual, or employer as part of an employer plan.

SIMPLE

   Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

   Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

ROTH ACCOUNT

   Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

   If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

   Generally, the spouse must give qualified consent whenever You elect to:

      (a) Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

      (b) Make certain withdrawals under plans for which a qualified consent is required;

      (c) Name someone other than the spouse as your beneficiary; or

      (d) Use your accrued benefit as security for a loan exceeding $5,000.

   Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

   The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

   If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

   Comparison of Plan Limits for Individual Contributions:



 -------------------------------------------------------------------------------
        PLAN TYPE           ELECTIVE CONTRIBUTION      CATCH-UP CONTRIBUTION
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
           IRA                      $5,500                     $1,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
          SIMPLE                   $12,000                     $2,500
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
           SEP                       (Employer contributions only)
 -------------------------------------------------------------------------------



   Dollar limits are for 2014 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the greater of $52,000 or 25% of an employee's compensation for 2014.

FEDERAL ESTATE TAXES

   While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

   Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

   The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.


                                  WITHDRAWALS

   We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at Your Administrative Office, but We may delay payment as permitted by law, under certain circumstances. (See "Valuation -- Suspension of Payments" in the Prospectus). We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Account for the period permitted by law, but for not more than six months.

                        ACCUMULATION UNIT VALUES TABLES

   These tables show fluctuations in the Accumulation Unit Values for the possible mixes offered in the Deferred Annuity for each Investment Division from year-end to year-end (except the highest possible and lowest possible mix which are in the Prospectus).

                                TABLES GROUP I
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS E PORTFOLIOS
                                      AND
                     AMERICAN FUNDS(R) CLASS 2 PORTFOLIOS


   Share Class E of the Metropolitan Fund and Met Investors Fund Portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Divisions were in effect prior to May 1, 2004. The Accumulation Unit Values prior to May 1, 2004 reflect the lower Separate Account charges for the American Funds Investment Divisions then in effect. The Accumulation Unit Values for the Metropolitan Fund and Met Investors Fund Share Class E Portfolios reflect lower 12b-1 Plan fees which were available prior to May 1, 2004. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Income Benefits, Optional Guaranteed Withdrawal Benefits, and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with an optional death benefit and the Earnings Preservation Benefit will result in a higher overall charge.


                                TABLES GROUP II
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS B PORTFOLIOS
                                      AND
                     AMERICAN FUNDS(R) CLASS 2 PORTFOLIOS

   Lower charges for the GMIB Plus II, Enhanced Death Benefit and LWG II were in effect prior to February 24, 2009 and/or May 4, 2009. Share Class B of the Metropolitan Fund and Met Investors Fund Portfolios was made available May 1, 2004. The accumulation unit values for the Deferred Annuity with the Metropolitan Fund and Met Investors Fund Share Class B Portfolios reflect 12b-1 Plan fees currently in place. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Income Benefits, Optional Guaranteed Withdrawal Benefits, and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with an optional death benefit and Earnings Preservation Benefit will result in a higher overall charge.

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.25 SEPARATE ACCOUNT CHARGE


                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006)........................ 2006   $ 14.82      $ 15.56      365,887.51
                                                                                      2007     15.56        15.85      768,194.65
                                                                                      2008     15.85        14.17      554,431.26
                                                                                      2009     14.17        15.73      461,528.53
                                                                                      2010     15.73        16.51      417,970.90
                                                                                      2011     16.51        17.28      297,207.79
                                                                                      2012     17.28        17.95      249,373.50
                                                                                      2013     17.95        17.32      183,361.49

American Funds Global Small Capitalization Investment Division+ (Class 2)............ 2004     16.37        19.51    1,684,630.59
                                                                                      2005     19.51        24.12    1,942,621.89
                                                                                      2006     24.12        29.51    2,014,130.80
                                                                                      2007     29.51        35.33    2,066,061.06
                                                                                      2008     35.33        16.19    1,676,113.20
                                                                                      2009     16.19        25.75    1,627,893.35
                                                                                      2010     25.75        31.09    1,542,372.20
                                                                                      2011     31.09        24.79    1,329,857.31
                                                                                      2012     24.79        28.89    1,090,983.82
                                                                                      2013     28.89        36.54      970,839.38

American Funds Growth Investment Division+ (Class 2)................................. 2004    115.34       127.95      832,307.70
                                                                                      2005    127.95       146.61      850,455.08
                                                                                      2006    146.61       159.35      855,979.03
                                                                                      2007    159.35       176.52      789,249.89
                                                                                      2008    176.52        97.52      685,332.95
                                                                                      2009     97.52       134.07      644,152.88
                                                                                      2010    134.07       156.90      606,411.59
                                                                                      2011    156.90       148.11      516,594.10
                                                                                      2012    148.11       172.17      436,720.84
                                                                                      2013    172.17       220.88      378,702.25

American Funds Growth-Income Investment Division+ (Class 2).......................... 2004     89.76        97.69    1,040,319.53
                                                                                      2005     97.69       101.96      992,089.03
                                                                                      2006    101.96       115.83      915,468.87
                                                                                      2007    115.83       119.97      847,614.09
                                                                                      2008    119.97        73.52      701,937.54
                                                                                      2009     73.52        95.15      648,730.37
                                                                                      2010     95.15       104.55      616,925.22
                                                                                      2011    104.55       101.21      542,332.49
                                                                                      2012    101.21       117.25      459,521.06
                                                                                      2013    117.25       154.35      402,386.15

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division (Class E).................... 2004    $11.96       $13.94      771,378.37
                                                                                      2005     13.94        16.22      827,888.50
                                                                                      2006     16.22        18.63      907,739.12
                                                                                      2007     18.63        20.27      880,696.65
                                                                                      2008     20.27        11.17      847,225.14
                                                                                      2009     11.17        13.45      752,316.11
                                                                                      2010     13.45        14.22      666,139.55
                                                                                      2011     14.22        11.24      585,142.31
                                                                                      2012     11.24        13.25      508,699.78
                                                                                      2013     13.25        15.09      444,504.33

Barclays Aggregate Bond Index Investment Division (Class E) (formerly Barclays
  Capital Aggregate Bond Index Investment Division (Class E))........................ 2004     12.72        13.06    8,999,457.29
                                                                                      2005     13.06        13.16    8,533,403.02
                                                                                      2006     13.16        13.50    7,766,369.61
                                                                                      2007     13.50        14.23    7,336,307.44
                                                                                      2008     14.23        14.86    5,087,134.64
                                                                                      2009     14.86        15.43    4,915,624.93
                                                                                      2010     15.43        16.12    4,581,401.14
                                                                                      2011     16.12        17.10    3,706,072.30
                                                                                      2012     17.10        17.51    3,497,230.39
                                                                                      2013     17.51        16.87    3,382,898.91

BlackRock Bond Income Investment Division (Class E).................................. 2004     48.33        49.77      757,818.00
                                                                                      2005     49.77        50.26      745,485.37
                                                                                      2006     50.26        51.76      667,510.62
                                                                                      2007     51.76        54.24      621,942.99
                                                                                      2008     54.24        51.66      497,045.94
                                                                                      2009     51.66        55.76      435,708.70
                                                                                      2010     55.76        59.57      405,795.97
                                                                                      2011     59.57        62.60      337,071.88
                                                                                      2012     62.60        66.39      296,935.29
                                                                                      2013     66.39        64.96      256,178.77

BlackRock Diversified Investment Division (Class E).................................. 2004     37.46        40.06    1,234,083.04
                                                                                      2005     40.06        40.73    1,155,328.40
                                                                                      2006     40.73        44.38    1,030,051.46
                                                                                      2007     44.38        46.32      922,793.71
                                                                                      2008     46.32        34.37      774,407.42
                                                                                      2009     34.37        39.76      699,129.64
                                                                                      2010     39.76        42.98      656,088.90
                                                                                      2011     42.98        44.00      575,295.96
                                                                                      2012     44.00        48.74      512,683.90
                                                                                      2013     48.74        57.96      453,993.49

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division* (Class E).............................. 2007    $82.87      $ 83.74      302,267.47
                                                                                      2008     83.74        51.89      270,904.98
                                                                                      2009     51.89        61.13      256,594.16
                                                                                      2010     61.13        68.02      257,683.76
                                                                                      2011     68.02        67.37      235,318.67
                                                                                      2012     67.37        75.58      205,789.39
                                                                                      2013     75.58       100.22      179,566.72

BlackRock Large Cap Core Investment Division (Class E) (formerly BlackRock Large Cap
  Investment Division (Class E))..................................................... 2004     63.36        69.27      418,586.06
                                                                                      2005     69.27        70.77      379,976.69
                                                                                      2006     70.77        79.62      328,519.67
                                                                                      2007     79.62        83.57            0.00

BlackRock Large Cap Value Investment Division (Class E).............................. 2004     10.60        11.87      908,349.10
                                                                                      2005     11.87        12.39      886,967.70
                                                                                      2006     12.39        14.58    1,484,705.08
                                                                                      2007     14.58        14.87    1,474,670.98
                                                                                      2008     14.87         9.54    1,234,224.28
                                                                                      2009      9.54        10.47    1,133,767.10
                                                                                      2010     10.47        11.28      929,831.85
                                                                                      2011     11.28        11.37      807,151.50
                                                                                      2012     11.37        12.82      696,355.00
                                                                                      2013     12.82        16.70      630,590.60

BlackRock Money Market Investment Division (Class E)................................. 2004     23.18        23.09      191,283.32
                                                                                      2005     23.09        23.42      142,355.22
                                                                                      2006     23.42        24.21      128,028.43
                                                                                      2007     24.21        25.09      123,075.12
                                                                                      2008     25.09        25.44      114,354.28
                                                                                      2009     25.44        25.20      117,409.50
                                                                                      2010     25.20        24.89      132,366.88
                                                                                      2011     24.89        24.58      162,293.97
                                                                                      2012     24.58        24.27      231,136.28
                                                                                      2013     24.27        23.97      308,036.49

ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg Mason
  ClearBridge Aggressive Growth Investment Division (Class E))....................... 2004      6.80         7.30      392,106.14
                                                                                      2005      7.30         8.19      417,097.50
                                                                                      2006      8.19         7.96      425,337.52
                                                                                      2007      7.96         8.04      351,434.02
                                                                                      2008      8.04         4.84      316,321.07
                                                                                      2009      4.84         6.37      310,061.14
                                                                                      2010      6.37         7.79      299,287.50
                                                                                      2011      7.79         7.97      627,224.84
                                                                                      2012      7.97         9.33      578,817.09
                                                                                      2013      9.33        13.44      643,608.53

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg Mason
  ClearBridge Aggressive Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E)).................................. 2006    $ 9.53       $10.23      539,621.68
                                                                                      2007     10.23         9.51      472,613.07
                                                                                      2008      9.51         4.26      420,513.03
                                                                                      2009      4.26         5.81      415,275.83
                                                                                      2010      5.81         6.16      425,887.76
                                                                                      2011      6.16         6.56            0.00

ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg Mason
  ClearBridge Aggressive Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E) and before that MFS(R) Investors
  Trust Investment Division (Class E))............................................... 2004      7.87         8.65      519,685.45
                                                                                      2005      8.65         9.15      543,667.98
                                                                                      2006      9.15         9.57      546,915.66

Davis Venture Value Investment Division (Class E).................................... 2004     28.44        31.50      943,883.17
                                                                                      2005     31.50        34.26    1,082,320.11
                                                                                      2006     34.26        38.71    1,196,386.84
                                                                                      2007     38.71        39.92    1,116,886.34
                                                                                      2008     39.92        23.87      971,602.54
                                                                                      2009     23.87        31.07      878,683.91
                                                                                      2010     31.07        34.32      851,866.91
                                                                                      2011     34.32        32.47      714,663.59
                                                                                      2012     32.47        36.14      607,884.50
                                                                                      2013     36.14        47.66      495,266.73

Frontier Mid Cap Growth Investment Division (Class E) (formerly BlackRock Aggressive
  Growth Investment Division (Class E)).............................................. 2004     34.93        38.91      216,073.56
                                                                                      2005     38.91        42.48      199,283.86
                                                                                      2006     42.48        44.70      181,091.10
                                                                                      2007     44.70        53.14      209,017.66
                                                                                      2008     53.14        28.45      229,470.97
                                                                                      2009     28.45        41.92      217,890.63
                                                                                      2010     41.92        47.69      189,927.99
                                                                                      2011     47.69        45.60      169,405.57
                                                                                      2012     45.60        49.90      142,893.87
                                                                                      2013     49.90        65.34      123,071.73

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class E)........................... 2004    $11.81       $14.08      967,386.26
                                                                                      2005     14.08        15.89    1,339,210.21
                                                                                      2006     15.89        20.24    1,642,308.17
                                                                                      2007     20.24        19.79    1,481,049.15
                                                                                      2008     19.79        11.56    1,020,887.92
                                                                                      2009     11.56        17.73    1,105,351.34
                                                                                      2010     17.73        20.40    1,133,631.19
                                                                                      2011     20.40        17.31    1,017,541.20
                                                                                      2012     17.31        22.09      866,508.28
                                                                                      2013     22.09        28.51      814,315.83

Invesco Mid Cap Value Investment Division (Class E) (formerly Lord Abbett Mid Cap
  Value Investment Division (Class E))............................................... 2012     26.26        27.03      977,900.79
                                                                                      2013     27.03        34.83      846,365.61

Invesco Mid Cap Value Investment Division (Class E) (formerly Lord Abbett Mid Cap
  Value Investment Division (Class E))............................................... 2004     18.18        22.04    1,810,459.47
                                                                                      2005     22.04        24.40    2,105,952.17
                                                                                      2006     24.40        26.81    1,858,433.89
                                                                                      2007     26.81        27.34    1,697,807.19
                                                                                      2008     27.34        14.20    1,410,908.34
                                                                                      2009     14.20        20.74    1,308,520.72
                                                                                      2010     20.74        25.83    1,298,857.26
                                                                                      2011     25.83        23.84    1,146,629.41
                                                                                      2012     23.84        26.39            0.00

Invesco Small Cap Growth Investment Division (Class E)............................... 2004     11.68        12.29      362,439.31
                                                                                      2005     12.29        13.16      348,954.53
                                                                                      2006     13.16        14.85      303,360.64
                                                                                      2007     14.85        16.31      329,554.00
                                                                                      2008     16.31         9.87      260,774.54
                                                                                      2009      9.87        13.06      248,020.52
                                                                                      2010     13.06        16.30      204,583.13
                                                                                      2011     16.30        15.93      194,071.83
                                                                                      2012     15.93        18.62      168,166.10
                                                                                      2013     18.62        25.81      159,787.09

Jennison Growth Investment Division (Class E)........................................ 2005      4.10         4.94      723,683.86
                                                                                      2006      4.94         5.00      782,230.91
                                                                                      2007      5.00         5.51      703,362.38
                                                                                      2008      5.51         3.45      571,518.60
                                                                                      2009      3.45         4.77      665,421.46
                                                                                      2010      4.77         5.25      709,982.11
                                                                                      2011      5.25         5.20      648,169.28
                                                                                      2012      5.20         5.93      751,819.62
                                                                                      2013      5.93         8.02      607,621.35

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E) (formerly Met/Putnam Voyager
  Investment Division (Class E))..................................................... 2004    $ 4.29       $ 4.44      731,995.26
                                                                                      2005      4.44         4.06      736,052.17

Loomis Sayles Small Cap Core Investment Division (Class E)........................... 2004     23.67        27.16      178,336.28
                                                                                      2005     27.16        28.64      236,648.77
                                                                                      2006     28.64        32.96      300,736.30
                                                                                      2007     32.96        36.36      334,916.98
                                                                                      2008     36.36        22.98      298,154.20
                                                                                      2009     22.98        29.52      296,251.97
                                                                                      2010     29.52        37.13      255,742.33
                                                                                      2011     37.13        36.83      206,050.30
                                                                                      2012     36.83        41.60      176,691.45
                                                                                      2013     41.60        57.85      147,121.80

Loomis Sayles Small Cap Growth Investment Division (Class E)......................... 2004      8.96         9.84      750,510.25
                                                                                      2005      9.84        10.16      695,707.18
                                                                                      2006     10.16        11.02      655,570.12
                                                                                      2007     11.02        11.37      615,476.46
                                                                                      2008     11.37         6.58      506,871.53
                                                                                      2009      6.58         8.45      503,973.95
                                                                                      2010      8.45        10.97      492,535.61
                                                                                      2011     10.97        11.15      458,438.67
                                                                                      2012     11.15        12.22      379,173.49
                                                                                      2013     12.22        17.93      363,468.86

Lord Abbett Bond Debenture Investment Division (Class E)............................. 2004     12.45        13.31    1,418,152.43
                                                                                      2005     13.31        13.36    1,404,653.05
                                                                                      2006     13.36        14.41    1,362,497.98
                                                                                      2007     14.41        15.18    1,342,220.52
                                                                                      2008     15.18        12.22    1,101,945.72
                                                                                      2009     12.22        16.52    1,192,438.70
                                                                                      2010     16.52        18.44    1,067,948.01
                                                                                      2011     18.44        19.06      881,347.15
                                                                                      2012     19.06        21.27      765,558.82
                                                                                      2013     21.27        22.70      693,464.16

Met/Artisan Mid Cap Value Investment Division (Class E).............................. 2004     31.30        33.93    1,617,109.79
                                                                                      2005     33.93        36.80    1,628,972.80
                                                                                      2006     36.80        40.81    1,384,163.75
                                                                                      2007     40.81        37.48    1,176,615.51
                                                                                      2008     37.48        19.96      981,992.16
                                                                                      2009     19.96        27.86      887,769.83
                                                                                      2010     27.86        31.60      817,677.78
                                                                                      2011     31.60        33.27      720,275.11
                                                                                      2012     33.27        36.70      612,241.28
                                                                                      2013     36.70        49.53      539,513.14

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division (Class E)............................ 2004    $11.55       $13.22    2,674,970.32
                                                                                      2005     13.22        14.64    2,583,753.41
                                                                                      2006     14.64        15.89    2,589,233.99
                                                                                      2007     15.89        16.89    2,460,352.19
                                                                                      2008     16.89        10.62    2,153,959.35
                                                                                      2009     10.62        14.36    1,928,352.50
                                                                                      2010     14.36        17.89    1,789,146.56
                                                                                      2011     17.89        17.29    1,552,824.37
                                                                                      2012     17.29        20.06    1,348,936.20
                                                                                      2013     20.06        26.34    1,227,883.52

MetLife Stock Index Investment Division (Class E).................................... 2004     35.46        38.66    4,375,880.34
                                                                                      2005     38.66        39.89    4,174,789.79
                                                                                      2006     39.89        45.42    3,779,370.21
                                                                                      2007     45.42        47.12    3,532,996.55
                                                                                      2008     47.12        29.23    3,363,124.91
                                                                                      2009     29.23        36.40    3,214,351.33
                                                                                      2010     36.40        41.19    2,999,322.26
                                                                                      2011     41.19        41.38    2,563,168.87
                                                                                      2012     41.38        47.21    2,274,902.54
                                                                                      2013     47.21        61.47    1,956,674.40

MFS(R) Research International Investment Division (Class E).......................... 2004      9.54        11.28      529,237.61
                                                                                      2005     11.28        12.98      577,046.26
                                                                                      2006     12.98        16.25      865,604.95
                                                                                      2007     16.25        18.19    1,013,541.82
                                                                                      2008     18.19        10.36    1,042,044.09
                                                                                      2009     10.36        13.48      861,825.44
                                                                                      2010     13.48        14.85      798,397.96
                                                                                      2011     14.85        13.11      679,755.24
                                                                                      2012     13.11        15.12      563,754.77
                                                                                      2013     15.12        17.83      493,928.10

MFS(R) Total Return Investment Division (Class E) (5/1/2004)......................... 2004     37.71        41.05      119,277.39
                                                                                      2005     41.05        41.69      328,191.42
                                                                                      2006     41.69        46.09      465,431.08
                                                                                      2007     46.09        47.39      692,542.07
                                                                                      2008     47.39        36.34      626,555.67
                                                                                      2009     36.34        42.46      734,187.61
                                                                                      2010     42.46        46.04      800,296.85
                                                                                      2011     46.04        46.45      826,082.65
                                                                                      2012     46.45        51.06      805,689.47
                                                                                      2013     51.06        59.85      795,649.97

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)........................................... 2004    $12.09       $13.29    4,009,979.73
                                                                                      2005     13.29        12.92    3,945,338.48
                                                                                      2006     12.92        15.05    3,372,387.00
                                                                                      2007     15.05        14.28    3,032,426.90
                                                                                      2008     14.28         9.36    2,697,027.11
                                                                                      2009      9.36        11.16    2,414,788.75
                                                                                      2010     11.16        12.26    2,268,806.25
                                                                                      2011     12.26        12.20    1,997,880.31
                                                                                      2012     12.20        14.03    1,706,215.37
                                                                                      2013     14.03        18.79    1,802,926.96

MFS(R) Value Investment Division (Class E) (formerly FI Value Leaders Investment
  Division (Class E))................................................................ 2004     23.76        26.65      223,572.04
                                                                                      2005     26.65        29.09      282,379.76
                                                                                      2006     29.09        32.11      341,023.72
                                                                                      2007     32.11        32.99      287,935.09
                                                                                      2008     32.99        19.86      229,972.81
                                                                                      2009     19.86        23.87      210,768.04
                                                                                      2010     23.87        26.96      202,718.99
                                                                                      2011     26.96        24.95      166,685.80
                                                                                      2012     24.95        28.48      140,107.59
                                                                                      2013     28.48        31.38            0.00

Morgan Stanley Mid Cap Growth Investment Division (Class E).......................... 2010     13.41        15.60      897,116.60
                                                                                      2011     15.60        14.35      808,530.80
                                                                                      2012     14.35        15.51      731,297.08
                                                                                      2013     15.51        21.30      616,454.02

Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI Mid Cap
  Opportunities Investment Division (Class E))....................................... 2004     14.68        16.96    1,349,674.49
                                                                                      2005     16.96        17.87    1,259,761.54
                                                                                      2006     17.87        19.71    1,190,252.12
                                                                                      2007     19.71        21.06    1,052,899.12
                                                                                      2008     21.06         9.27      980,681.78
                                                                                      2009      9.27        12.25      929,395.27
                                                                                      2010     12.25        13.27            0.00

MSCI EAFE(R) Index Investment Division (Class E)..................................... 2004      9.65        11.39    3,602,166.40
                                                                                      2005     11.39        12.71    3,317,221.36
                                                                                      2006     12.71        15.77    3,031,757.31
                                                                                      2007     15.77        17.22    2,877,630.78
                                                                                      2008     17.22         9.83    2,796,815.99
                                                                                      2009      9.83        12.48    2,548,424.84
                                                                                      2010     12.48        13.31    2,428,332.98
                                                                                      2011     13.31        11.49    2,164,337.60
                                                                                      2012     11.49        13.41    1,950,514.12
                                                                                      2013     13.41        16.11    1,715,284.80

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E)............................... 2004    $16.08       $18.29    4,104,591.02
                                                                                      2005     18.29        18.78    3,853,381.72
                                                                                      2006     18.78        21.63    3,399,477.64
                                                                                      2007     21.63        20.60    3,003,297.27
                                                                                      2008     20.60        12.51    2,468,118.32
                                                                                      2009     12.51        13.95    2,320,727.08
                                                                                      2010     13.95        16.73    2,136,441.91
                                                                                      2011     16.73        17.44    1,890,831.67
                                                                                      2012     17.44        18.93    1,617,301.01
                                                                                      2013     18.93        25.87    1,593,141.73

Neuberger Berman Genesis Investment Division (Class E) (formerly MLA Mid Cap
  Investment Division (Class E))..................................................... 2004     12.09        13.67      619,345.68
                                                                                      2005     13.67        14.61      587,800.90
                                                                                      2006     14.61        16.56      568,404.89
                                                                                      2007     16.56        15.92      602,867.37
                                                                                      2008     15.92         9.71      487,589.04
                                                                                      2009      9.71        13.13      438,892.62
                                                                                      2010     13.13        15.96      409,786.71
                                                                                      2011     15.96        14.93      343,785.37
                                                                                      2012     14.93        15.54      279,366.88
                                                                                      2013     15.54        16.86            0.00

Oppenheimer Global Equity Investment Division (Class E).............................. 2004     13.10        15.03      550,723.24
                                                                                      2005     15.03        17.23      651,568.46
                                                                                      2006     17.23        19.83      666,634.22
                                                                                      2007     19.83        20.81      653,391.71
                                                                                      2008     20.81        12.23      490,373.02
                                                                                      2009     12.23        16.92      494,739.96
                                                                                      2010     16.92        19.40      488,519.80
                                                                                      2011     19.40        17.55      437,137.02
                                                                                      2012     17.55        21.03      369,967.89
                                                                                      2013     21.03        26.44      346,488.32

PIMCO Total Return Investment Division (Class E)..................................... 2004     11.65        12.08    5,804,502.80
                                                                                      2005     12.08        12.21    5,682,275.41
                                                                                      2006     12.21        12.63    4,865,688.64
                                                                                      2007     12.63        13.42    4,559,147.92
                                                                                      2008     13.42        13.31    3,873,609.12
                                                                                      2009     13.31        15.54    3,834,269.93
                                                                                      2010     15.54        16.62    3,824,498.04
                                                                                      2011     16.62        16.96    3,201,024.00
                                                                                      2012     16.96        18.30    2,763,402.91
                                                                                      2013     18.30        17.75    2,353,923.47

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E).................................. 2004    $13.60       $15.78    1,766,547.81
                                                                                      2005     15.78        16.27    1,664,179.07
                                                                                      2006     16.27        18.92    1,638,621.46
                                                                                      2007     18.92        18.37    1,484,310.60
                                                                                      2008     18.37        12.05    1,281,282.96
                                                                                      2009     12.05        14.98    1,272,032.31
                                                                                      2010     14.98        18.73    1,220,889.34
                                                                                      2011     18.73        17.73    1,048,535.01
                                                                                      2012     17.73        20.33      938,439.78
                                                                                      2013     20.33        27.78      818,814.07

T. Rowe Price Large Cap Growth Investment Division (Class E)......................... 2004     11.30        12.25    1,219,617.60
                                                                                      2005     12.25        12.88    1,225,277.14
                                                                                      2006     12.88        14.37    1,166,910.77
                                                                                      2007     14.37        15.51    1,195,546.39
                                                                                      2008     15.51         8.89    1,003,023.65
                                                                                      2009      8.89        12.57      988,715.18
                                                                                      2010     12.57        14.51      939,617.23
                                                                                      2011     14.51        14.15      769,194.39
                                                                                      2012     14.15        16.61      696,606.07
                                                                                      2013     16.61        22.78    1,069,037.38

T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly RCM
  Technology Investment Division (Class E)).......................................... 2004      4.62         4.37    2,443,480.52
                                                                                      2005      4.37         4.80    2,087,513.19
                                                                                      2006      4.80         4.99    1,893,822.84
                                                                                      2007      4.99         6.50    2,352,962.18
                                                                                      2008      6.50         3.56    1,898,680.91
                                                                                      2009      3.56         5.61    2,150,461.87
                                                                                      2010      5.61         7.08    1,935,175.92
                                                                                      2011      7.08         6.30    1,724,396.10
                                                                                      2012      6.30         6.99    1,381,672.91
                                                                                      2013      6.99         7.32            0.00

T. Rowe Price Mid Cap Growth Investment Division (Class E)........................... 2004      6.17         7.19    1,640,762.91
                                                                                      2005      7.19         8.14    1,659,153.46
                                                                                      2006      8.14         8.55    1,649,785.51
                                                                                      2007      8.55         9.93    2,050,018.89
                                                                                      2008      9.93         5.92    1,658,057.16
                                                                                      2009      5.92         8.50    1,565,075.06
                                                                                      2010      8.50        10.75    1,516,446.19
                                                                                      2011     10.75        10.44    1,223,170.26
                                                                                      2012     10.44        11.74    1,034,742.08
                                                                                      2013     11.74        15.85    1,004,984.98

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division (Class E)......................... 2004    $12.22       $13.40      771,778.83
                                                                                      2005     13.40        14.66      761,468.45
                                                                                      2006     14.66        15.01      704,955.38
                                                                                      2007     15.01        16.26      616,681.57
                                                                                      2008     16.26        10.24      608,516.37
                                                                                      2009     10.24        14.03      549,368.36
                                                                                      2010     14.03        18.66      600,453.62
                                                                                      2011     18.66        18.72      557,109.13
                                                                                      2012     18.72        21.45      496,534.37
                                                                                      2013     21.45        30.58      463,322.43

Western Asset Management Strategic Bond Opportunities Investment Division (Class E).. 2004     19.26        20.26    1,832,959.07
                                                                                      2005     20.26        20.54    1,977,911.29
                                                                                      2006     20.54        21.27    1,760,927.58
                                                                                      2007     21.27        21.82    1,620,353.39
                                                                                      2008     21.82        18.29    1,202,776.44
                                                                                      2009     18.29        23.84    1,134,413.67
                                                                                      2010     23.84        26.52    1,095,111.42
                                                                                      2011     26.52        27.74      904,734.62
                                                                                      2012     27.74        30.49      795,004.40
                                                                                      2013     30.49        30.40      677,872.22

Western Asset Management U.S Government Investment Division (Class E)................ 2004     15.91        16.16    1,751,365.92
                                                                                      2005     16.16        16.21    1,688,272.27
                                                                                      2006     16.21        16.65    1,448,834.33
                                                                                      2007     16.65        17.12    1,288,550.95
                                                                                      2008     17.12        16.83    1,078,581.67
                                                                                      2009     16.83        17.32      982,343.16
                                                                                      2010     17.32        18.07      906,793.11
                                                                                      2011     18.07        18.79      714,175.41
                                                                                      2012     18.79        19.14      617,667.00
                                                                                      2013     19.14        18.76      538,174.55

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.35 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 14.69      $ 15.41      18,359.10
                                                       2007     15.41        15.68     128,590.78
                                                       2008     15.68        14.00      61,824.03
                                                       2009     14.00        15.53      46,093.67
                                                       2010     15.53        16.29      41,169.04
                                                       2011     16.29        17.03      27,150.49
                                                       2012     17.03        17.67      22,899.42
                                                       2013     17.67        17.03      19,496.73

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2004     16.28        19.38           0.00
                                                       2005     19.38        23.94     176,130.69
                                                       2006     23.94        29.25     166,426.72
                                                       2007     29.25        34.99     172,388.70
                                                       2008     34.99        16.02     153,163.94
                                                       2009     16.02        25.45     160,067.87
                                                       2010     25.45        30.70     137,631.02
                                                       2011     30.70        24.45     110,201.31
                                                       2012     24.45        28.46      91,424.63
                                                       2013     28.46        35.97      83,422.98

American Funds Growth Investment Division+ (Class 2).. 2004    113.07       125.30           0.00
                                                       2005    125.30       143.43      81,958.32
                                                       2006    143.43       155.74      82,960.99
                                                       2007    155.74       172.35      77,590.70
                                                       2008    172.35        95.12      68,051.02
                                                       2009     95.12       130.64      68,654.45
                                                       2010    130.64       152.74      69,361.66
                                                       2011    152.74       144.03      57,155.17
                                                       2012    144.03       167.26      50,776.06
                                                       2013    167.26       214.37      38,456.34

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2004     87.99        95.67           0.00
                                                       2005     95.67        99.75     100,353.40
                                                       2006     99.75       113.21      95,626.75
                                                       2007    113.21       117.14      84,725.44
                                                       2008    117.14        71.71      72,996.66
                                                       2009     71.71        92.72      73,629.35
                                                       2010     92.72       101.77      70,271.24
                                                       2011    101.77        98.43      58,293.68
                                                       2012     98.43       113.91      51,030.89
                                                       2013    113.91       149.80      35,091.48

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)................................................. 2004    $11.81       $13.75      105,876.06
                                                             2005     13.75        15.99      129,756.72
                                                             2006     15.99        18.34      102,227.92
                                                             2007     18.34        19.94      100,988.36
                                                             2008     19.94        10.97       97,167.07
                                                             2009     10.97        13.20       94,877.18
                                                             2010     13.20        13.94       82,353.11
                                                             2011     13.94        11.01       63,414.05
                                                             2012     11.01        12.97       58,133.54
                                                             2013     12.97        14.75       42,508.26

Barclays Aggregate Bond Index Investment Division (Class E)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class E))............................ 2004     12.66        12.98    1,032,562.73
                                                             2005     12.98        13.06      920,216.74
                                                             2006     13.06        13.39      848,528.30
                                                             2007     13.39        14.10      799,006.81
                                                             2008     14.10        14.71      593,066.93
                                                             2009     14.71        15.26      616,172.99
                                                             2010     15.26        15.93      546,751.17
                                                             2011     15.93        16.87      431,816.90
                                                             2012     16.87        17.26      373,251.57
                                                             2013     17.26        16.62      350,474.68

BlackRock Bond Income Investment Division (Class E)......... 2004     47.35        48.71       77,023.59
                                                             2005     48.71        49.14       71,138.99
                                                             2006     49.14        50.55       66,530.41
                                                             2007     50.55        52.93       59,097.00
                                                             2008     52.93        50.35       44,379.74
                                                             2009     50.35        54.30       56,093.21
                                                             2010     54.30        57.95       49,071.33
                                                             2011     57.95        60.84       38,035.46
                                                             2012     60.84        64.45       35,114.63
                                                             2013     64.45        63.01       34,655.96

BlackRock Diversified Investment Division (Class E)......... 2004     36.81        39.32      110,693.31
                                                             2005     39.32        39.94      102,872.09
                                                             2006     39.94        43.48       85,131.07
                                                             2007     43.48        45.34       76,257.70
                                                             2008     45.34        33.60       62,219.81
                                                             2009     33.60        38.83       59,318.76
                                                             2010     38.83        41.94       53,569.28
                                                             2011     41.94        42.89       46,708.58
                                                             2012     42.89        47.47       40,291.50
                                                             2013     47.47        56.38       34,964.85

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division* (Class E)..... 2007    $80.92       $81.71      26,345.77
                                                             2008     81.71        50.58      21,368.12
                                                             2009     50.58        59.53      21,677.47
                                                             2010     59.53        66.17      20,041.55
                                                             2011     66.17        65.48      15,147.62
                                                             2012     65.48        73.38      12,535.79
                                                             2013     73.38        97.21      12,109.47

BlackRock Large Cap Core Investment Division (Class E)
  (formerly BlackRock Large Cap Investment Division
  (Class E))................................................ 2004     62.07        67.79      44,561.24
                                                             2005     67.79        69.19      37,120.79
                                                             2006     69.19        77.77      29,819.58
                                                             2007     77.77        81.60           0.00

BlackRock Large Cap Value Investment Division (Class E)..... 2004     10.58        11.83     124,616.77
                                                             2005     11.83        12.34     132,351.74
                                                             2006     12.34        14.51     144,939.13
                                                             2007     14.51        14.79     180,099.46
                                                             2008     14.79         9.48     166,205.79
                                                             2009      9.48        10.39     170,380.03
                                                             2010     10.39        11.18     140,269.58
                                                             2011     11.18        11.26     111,276.47
                                                             2012     11.26        12.68     101,893.69
                                                             2013     12.68        16.50      97,038.84

BlackRock Money Market Investment Division (Class E)........ 2004     22.72        22.60      24,745.68
                                                             2005     22.60        22.91      15,864.88
                                                             2006     22.91        23.65      12,085.62
                                                             2007     23.65        24.48       9,760.24
                                                             2008     24.48        24.80      12,590.37
                                                             2009     24.80        24.55       8,442.58
                                                             2010     24.55        24.22       8,073.82
                                                             2011     24.22        23.89      11,534.43
                                                             2012     23.89        23.57       7,106.96
                                                             2013     23.57        23.26       5,778.66

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E))............................ 2004      6.79         7.27      49,505.32
                                                             2005      7.27         8.15      40,695.65
                                                             2006      8.15         7.92      43,978.73
                                                             2007      7.92         7.99      40,458.90
                                                             2008      7.99         4.80      37,312.34
                                                             2009      4.80         6.32      34,985.73
                                                             2010      6.32         7.72      27,960.33
                                                             2011      7.72         7.88     139,846.48
                                                             2012      7.88         9.22     125,731.40
                                                             2013      9.22        13.27      60,457.21

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E))................ 2006    $ 9.46       $10.15      75,180.02
                                                              2007     10.15         9.43      74,100.02
                                                              2008      9.43         4.22      76,677.91
                                                              2009      4.22         5.75      77,841.22
                                                              2010      5.75         6.09     166,424.04
                                                              2011      6.09         6.48           0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E) and before that
  MFS(R) Investors Trust Investment Division (Class E))...... 2004      7.83         8.60      71,228.93
                                                              2005      8.60         9.09      79,832.46
                                                              2006      9.09         9.50      76,700.37

Davis Venture Value Investment Division (Class E)............ 2004     28.18        31.18      86,014.48
                                                              2005     31.18        33.88     100,194.76
                                                              2006     33.88        38.24     113,046.24
                                                              2007     38.24        39.40     120,101.76
                                                              2008     39.40        23.53     107,824.93
                                                              2009     23.53        30.61     108,187.72
                                                              2010     30.61        33.77     114,348.85
                                                              2011     33.77        31.92      95,076.13
                                                              2012     31.92        35.49      86,464.99
                                                              2013     35.49        46.76      50,199.85

Frontier Mid Cap Growth Investment Division (Class E)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class E))........................................ 2004     34.39        38.26      22,934.30
                                                              2005     38.26        41.73      17,352.17
                                                              2006     41.73        43.87      16,678.26
                                                              2007     43.87        52.10      16,010.84
                                                              2008     52.10        27.87      13,734.18
                                                              2009     27.87        41.02      16,529.25
                                                              2010     41.02        46.62      15,486.04
                                                              2011     46.62        44.53      10,997.88
                                                              2012     44.53        48.68      10,169.36
                                                              2013     48.68        63.68       8,899.39

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................... 2004    $11.79       $14.03      50,647.63
                                                           2005     14.03        15.82      63,311.72
                                                           2006     15.82        20.14     108,757.14
                                                           2007     20.14        19.67      94,536.00
                                                           2008     19.67        11.48      66,791.15
                                                           2009     11.48        17.59      79,107.89
                                                           2010     17.59        20.22      74,037.00
                                                           2011     20.22        17.13      63,926.28
                                                           2012     17.13        21.85      49,296.12
                                                           2013     21.85        28.16      47,650.98

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2012     25.91        26.65     125,008.99
                                                           2013     26.65        34.30      73,430.82

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2004     18.08        21.90     192,494.69
                                                           2005     21.90        24.22     185,948.75
                                                           2006     24.22        26.59     180,858.46
                                                           2007     26.59        27.09     161,904.13
                                                           2008     27.09        14.06     149,029.06
                                                           2009     14.06        20.51     155,727.90
                                                           2010     20.51        25.52     169,297.13
                                                           2011     25.52        23.53     141,671.75
                                                           2012     23.53        26.03           0.00

Invesco Small Cap Growth Investment Division (Class E).... 2004     11.65        12.25      55,942.48
                                                           2005     12.25        13.11      46,250.06
                                                           2006     13.11        14.78      36,783.40
                                                           2007     14.78        16.21      28,401.51
                                                           2008     16.21         9.80      24,227.64
                                                           2009      9.80        12.95      23,603.80
                                                           2010     12.95        16.15      22,679.56
                                                           2011     16.15        15.77      19,668.02
                                                           2012     15.77        18.41      18,431.89
                                                           2013     18.41        25.50      20,080.15

Jennison Growth Investment Division (Class E)............. 2005      4.08         4.91     102,688.22
                                                           2006      4.91         4.97      99,855.74
                                                           2007      4.97         5.47      81,812.76
                                                           2008      5.47         3.42      72,686.78
                                                           2009      3.42         4.72      95,325.91
                                                           2010      4.72         5.19      87,924.66
                                                           2011      5.19         5.14      62,569.18
                                                           2012      5.14         5.86      73,911.01
                                                           2013      5.86         7.91      51,071.49

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))............................................ 2004    $ 4.28       $ 4.42     106,948.60
                                                         2005      4.42         4.04     104,559.88

Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2004     23.44        26.87      15,772.24
                                                         2005     26.87        28.31      15,889.83
                                                         2006     28.31        32.54      19,152.06
                                                         2007     32.54        35.87      26,665.14
                                                         2008     35.87        22.65      26,970.19
                                                         2009     22.65        29.06      26,685.45
                                                         2010     29.06        36.51      23,639.02
                                                         2011     36.51        36.18      21,834.26
                                                         2012     36.18        40.83      20,644.54
                                                         2013     40.83        56.73      14,929.88

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2004      8.94         9.81     110,100.66
                                                         2005      9.81        10.11     100,061.07
                                                         2006     10.11        10.96      87,697.00
                                                         2007     10.96        11.29      74,865.08
                                                         2008     11.29         6.53      58,518.43
                                                         2009      6.53         8.38      55,781.76
                                                         2010      8.38        10.86      54,042.20
                                                         2011     10.86        11.03      43,274.51
                                                         2012     11.03        12.08      37,478.17
                                                         2013     12.08        17.70      39,233.08

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2004     12.37        13.21     144,063.98
                                                         2005     13.21        13.24     145,272.09
                                                         2006     13.24        14.27     161,155.36
                                                         2007     14.27        15.02     160,667.78
                                                         2008     15.02        12.07     121,621.17
                                                         2009     12.07        16.31     118,111.75
                                                         2010     16.31        18.18      93,359.17
                                                         2011     18.18        18.78      77,135.20
                                                         2012     18.78        20.94      67,313.82
                                                         2013     20.94        22.33      65,358.30

Met/Artisan Mid Cap Value Investment Division (Class E). 2004     30.96        33.53     187,826.49
                                                         2005     33.53        36.33     173,904.88
                                                         2006     36.33        40.25     156,465.27
                                                         2007     40.25        36.94     135,918.88
                                                         2008     36.94        19.65     117,493.11
                                                         2009     19.65        27.40     107,747.93
                                                         2010     27.40        31.05     117,053.96
                                                         2011     31.05        32.66      97,334.73
                                                         2012     32.66        35.98      87,220.71
                                                         2013     35.98        48.51      55,447.98

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2004    $11.51       $13.16     327,734.49
                                                   2005     13.16        14.56     295,468.66
                                                   2006     14.56        15.78     290,033.92
                                                   2007     15.78        16.76     247,215.23
                                                   2008     16.76        10.53     220,927.02
                                                   2009     10.53        14.23     202,584.39
                                                   2010     14.23        17.70     178,483.20
                                                   2011     17.70        17.09     137,102.72
                                                   2012     17.09        19.81     121,643.66
                                                   2013     19.81        25.98     108,784.64

MetLife Stock Index Investment Division (Class E). 2004     34.98        38.10     429,636.65
                                                   2005     38.10        39.27     376,059.33
                                                   2006     39.27        44.67     350,967.63
                                                   2007     44.67        46.30     349,602.19
                                                   2008     46.30        28.69     320,956.17
                                                   2009     28.69        35.69     319,506.79
                                                   2010     35.69        40.35     285,741.00
                                                   2011     40.35        40.49     219,638.21
                                                   2012     40.49        46.16     185,182.91
                                                   2013     46.16        60.03     159,045.27

MFS(R) Research International Investment Division
  (Class E)....................................... 2004      9.51        11.23      93,438.81
                                                   2005     11.23        12.91     118,584.13
                                                   2006     12.91        16.15     114,284.28
                                                   2007     16.15        18.07     101,274.88
                                                   2008     18.07        10.28      95,326.07
                                                   2009     10.28        13.36      96,825.76
                                                   2010     13.36        14.70      88,667.75
                                                   2011     14.70        12.97      73,941.46
                                                   2012     12.97        14.94      64,485.37
                                                   2013     14.94        17.60      59,189.29

MFS(R) Total Return Investment Division (Class E)
  (5/1/2004)...................................... 2004     37.07        40.33       5,015.22
                                                   2005     40.33        40.92      12,188.95
                                                   2006     40.92        45.19       8,094.43
                                                   2007     45.19        46.42       9,651.68
                                                   2008     46.42        35.56       6,885.97
                                                   2009     35.56        41.51       7,610.74
                                                   2010     41.51        44.96      14,324.60
                                                   2011     44.96        45.32      19,864.37
                                                   2012     45.32        49.76      23,721.16
                                                   2013     49.76        58.28      22,722.25

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E).................. 2004    $12.03       $13.21     500,901.37
                                                             2005     13.21        12.83     471,804.15
                                                             2006     12.83        14.93     394,769.18
                                                             2007     14.93        14.15     341,495.09
                                                             2008     14.15         9.27     295,292.49
                                                             2009      9.27        11.03     283,411.78
                                                             2010     11.03        12.11     289,533.62
                                                             2011     12.11        12.04     242,528.97
                                                             2012     12.04        13.83     222,056.24
                                                             2013     13.83        18.51     177,516.52

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E))................................................ 2004     23.51        26.34      18,013.62
                                                             2005     26.34        28.73      25,281.89
                                                             2006     28.73        31.68      29,139.19
                                                             2007     31.68        32.51      16,035.93
                                                             2008     32.51        19.55      15,150.00
                                                             2009     19.55        23.47      16,288.50
                                                             2010     23.47        26.49      12,429.91
                                                             2011     26.49        24.49      11,080.57
                                                             2012     24.49        27.93       9,340.35
                                                             2013     27.93        30.76           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)................................................. 2010     13.24        15.39      67,276.91
                                                             2011     15.39        14.14      51,242.15
                                                             2012     14.14        15.27      43,704.89
                                                             2013     15.27        20.95      33,049.53

Morgan Stanley Mid Cap Growth Investment Division (Class E)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))................................................ 2004     14.58        16.82     117,857.25
                                                             2005     16.82        17.72      99,136.78
                                                             2006     17.72        19.52      88,442.15
                                                             2007     19.52        20.83      81,596.15
                                                             2008     20.83         9.17      70,188.23
                                                             2009      9.17        12.10      72,550.40
                                                             2010     12.10        13.09           0.00

MSCI EAFE(R) Index Investment Division (Class E)............ 2004      9.60        11.32     400,427.76
                                                             2005     11.32        12.62     340,743.12
                                                             2006     12.62        15.64     316,971.29
                                                             2007     15.64        17.07     271,023.80
                                                             2008     17.07         9.74     263,092.91
                                                             2009      9.74        12.34     251,890.00
                                                             2010     12.34        13.15     232,457.65
                                                             2011     13.15        11.34     192,807.50
                                                             2012     11.34        13.22     165,952.91
                                                             2013     13.22        15.86     139,527.28

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2004    $16.02       $18.21     506,824.52
                                                         2005     18.21        18.67     467,174.61
                                                         2006     18.67        21.49     402,430.01
                                                         2007     21.49        20.44     342,620.13
                                                         2008     20.44        12.40     289,251.46
                                                         2009     12.40        13.82     303,310.28
                                                         2010     13.82        16.56     268,256.95
                                                         2011     16.56        17.24     212,936.13
                                                         2012     17.24        18.69     195,697.43
                                                         2013     18.69        25.52     203,919.67

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2004     12.07        13.63     103,651.12
                                                         2005     13.63        14.55     105,505.48
                                                         2006     14.55        16.47     102,185.95
                                                         2007     16.47        15.82     101,304.19
                                                         2008     15.82         9.64      84,884.81
                                                         2009      9.64        13.02      84,533.17
                                                         2010     13.02        15.81      79,809.73
                                                         2011     15.81        14.78      67,223.16
                                                         2012     14.78        15.37      63,219.07
                                                         2013     15.37        16.67           0.00

Oppenheimer Global Equity Investment Division (Class E). 2004     13.01        14.91      88,437.03
                                                         2005     14.91        17.08     104,706.65
                                                         2006     17.08        19.63     108,321.55
                                                         2007     19.63        20.59     110,568.99
                                                         2008     20.59        12.09      96,957.57
                                                         2009     12.09        16.70      88,015.88
                                                         2010     16.70        19.13      76,118.37
                                                         2011     19.13        17.29      68,551.25
                                                         2012     17.29        20.70      64,585.92
                                                         2013     20.70        26.00      60,919.28

PIMCO Total Return Investment Division (Class E)........ 2004     11.61        12.04     736,011.39
                                                         2005     12.04        12.15     770,230.72
                                                         2006     12.15        12.55     658,455.77
                                                         2007     12.55        13.33     632,285.69
                                                         2008     13.33        13.21     551,168.53
                                                         2009     13.21        15.41     539,423.74
                                                         2010     15.41        16.45     476,973.24
                                                         2011     16.45        16.78     365,137.99
                                                         2012     16.78        18.09     324,529.81
                                                         2013     18.09        17.52     283,907.73

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E).......... 2004    $13.53       $15.68     231,061.72
                                                              2005     15.68        16.16     188,559.84
                                                              2006     16.16        18.77     182,618.66
                                                              2007     18.77        18.21     157,487.90
                                                              2008     18.21        11.93     131,895.91
                                                              2009     11.93        14.81     131,889.16
                                                              2010     14.81        18.51     111,720.63
                                                              2011     18.51        17.50      89,027.03
                                                              2012     17.50        20.04      77,278.02
                                                              2013     20.04        27.36      69,232.68

T. Rowe Price Large Cap Growth Investment Division
  (Class E).................................................. 2004     11.24        12.18     140,086.68
                                                              2005     12.18        12.79     150,140.67
                                                              2006     12.79        14.26     135,896.81
                                                              2007     14.26        15.37     133,360.19
                                                              2008     15.37         8.80     127,217.51
                                                              2009      8.80        12.43     135,973.72
                                                              2010     12.43        14.34     115,196.38
                                                              2011     14.34        13.97      91,160.37
                                                              2012     13.97        16.37      77,481.33
                                                              2013     16.37        22.44      98,079.38

T. Rowe Price Large Cap Growth Investment Division (Class E)
  (formerly RCM Technology Investment Division (Class E)).... 2004      4.61         4.35     254,320.32
                                                              2005      4.35         4.78     215,482.66
                                                              2006      4.78         4.96     212,426.40
                                                              2007      4.96         6.46     228,396.00
                                                              2008      6.46         3.53     163,805.22
                                                              2009      3.53         5.56     189,385.96
                                                              2010      5.56         7.01     157,794.46
                                                              2011      7.01         6.23     130,440.91
                                                              2012      6.23         6.91     115,998.03
                                                              2013      6.91         7.23           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).................................................. 2004      6.15         7.16     167,613.18
                                                              2005      7.16         8.10     198,655.45
                                                              2006      8.10         8.50     152,035.22
                                                              2007      8.50         9.86     177,985.78
                                                              2008      9.86         5.87     141,257.92
                                                              2009      5.87         8.43     153,547.79
                                                              2010      8.43        10.64     147,269.01
                                                              2011     10.64        10.33     123,061.49
                                                              2012     10.33        11.60     108,864.47
                                                              2013     11.60        15.65      92,284.77

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2004    $12.13       $13.29      76,684.45
                                                       2005     13.29        14.53      89,028.74
                                                       2006     14.53        14.87      81,884.92
                                                       2007     14.87        16.09      71,559.81
                                                       2008     16.09        10.11      62,293.86
                                                       2009     10.11        13.85      61,037.74
                                                       2010     13.85        18.41      51,946.98
                                                       2011     18.41        18.44      42,573.15
                                                       2012     18.44        21.12      37,434.11
                                                       2013     21.12        30.07      30,699.52

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2004     19.09        20.05     189,299.59
                                                       2005     20.05        20.31     196,410.28
                                                       2006     20.31        21.01     179,284.01
                                                       2007     21.01        21.54     158,276.17
                                                       2008     21.54        18.04     110,058.56
                                                       2009     18.04        23.49     107,449.76
                                                       2010     23.49        26.10      88,240.41
                                                       2011     26.10        27.27      74,270.53
                                                       2012     27.27        29.95      65,314.81
                                                       2013     29.95        29.82      57,569.73

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2004     15.77        15.99     264,335.59
                                                       2005     15.99        16.03     242,161.56
                                                       2006     16.03        16.44     189,943.46
                                                       2007     16.44        16.89     166,280.80
                                                       2008     16.89        16.59     117,835.37
                                                       2009     16.59        17.06     107,529.64
                                                       2010     17.06        17.78      89,346.73
                                                       2011     17.78        18.47      68,683.61
                                                       2012     18.47        18.80      62,680.78
                                                       2013     18.80        18.41      51,530.84

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.45 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 14.56      $ 15.26      28,569.70
                                                       2007     15.26        15.52     149,814.19
                                                       2008     15.52        13.84      47,001.89
                                                       2009     13.84        15.34      44,475.29
                                                       2010     15.34        16.07      36,490.00
                                                       2011     16.07        16.78      22,553.70
                                                       2012     16.78        17.40      17,940.74
                                                       2013     17.40        16.75      13,875.19

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2004     16.18        19.25     281,007.79
                                                       2005     19.25        23.75     313,233.26
                                                       2006     23.75        29.00     270,716.25
                                                       2007     29.00        34.66     293,038.02
                                                       2008     34.66        15.85     229,143.49
                                                       2009     15.85        25.16     215,741.06
                                                       2010     25.16        30.31     201,537.32
                                                       2011     30.31        24.12     184,596.10
                                                       2012     24.12        28.05     148,646.50
                                                       2013     28.05        35.41     123,984.38

American Funds Growth Investment Division+ (Class 2).. 2004    110.90       122.77     112,711.09
                                                       2005    122.77       140.39     113,022.31
                                                       2006    140.39       152.29     108,746.95
                                                       2007    152.29       168.36      99,935.58
                                                       2008    168.36        92.82      86,140.60
                                                       2009     92.82       127.36      76,883.79
                                                       2010    127.36       148.75      76,604.81
                                                       2011    148.75       140.13      68,947.90
                                                       2012    140.13       162.57      57,125.17
                                                       2013    162.57       208.15      48,181.45

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2004     86.30        93.74     130,811.15
                                                       2005     93.74        97.64     124,289.21
                                                       2006     97.64       110.70     117,188.16
                                                       2007    110.70       114.43     111,462.86
                                                       2008    114.43        69.98      96,246.95
                                                       2009     69.98        90.39      83,532.89
                                                       2010     90.39        99.12      87,048.37
                                                       2011     99.12        95.76      75,148.47
                                                       2012     95.76       110.71      62,226.93
                                                       2013    110.71       145.46      53,494.15

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)................................................. 2004    $11.66       $13.57      71,716.66
                                                             2005     13.57        15.75     113,878.43
                                                             2006     15.75        18.05      90,369.13
                                                             2007     18.05        19.61      88,675.07
                                                             2008     19.61        10.78     105,754.35
                                                             2009     10.78        12.96      70,220.48
                                                             2010     12.96        13.67      60,031.52
                                                             2011     13.67        10.78      53,813.66
                                                             2012     10.78        12.69      43,343.72
                                                             2013     12.69        14.42      36,043.85

Barclays Aggregate Bond Index Investment Division (Class E)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class E))............................ 2004     12.59        12.90     909,684.24
                                                             2005     12.90        12.97     875,676.07
                                                             2006     12.97        13.28     858,763.61
                                                             2007     13.28        13.97     784,444.17
                                                             2008     13.97        14.56     611,234.70
                                                             2009     14.56        15.09     561,315.35
                                                             2010     15.09        15.74     557,184.80
                                                             2011     15.74        16.65     526,466.51
                                                             2012     16.65        17.02     495,850.80
                                                             2013     17.02        16.37     493,062.43

BlackRock Bond Income Investment Division (Class E)......... 2004     46.39        47.68      70,112.32
                                                             2005     47.68        48.05      74,904.06
                                                             2006     48.05        49.38      70,579.02
                                                             2007     49.38        51.65      61,959.21
                                                             2008     51.65        49.08      54,310.84
                                                             2009     49.08        52.87      50,740.38
                                                             2010     52.87        56.38      48,958.84
                                                             2011     56.38        59.13      43,628.61
                                                             2012     59.13        62.58      36,753.17
                                                             2013     62.58        61.11      31,538.85

BlackRock Diversified Investment Division (Class E)......... 2004     36.17        38.60     136,889.73
                                                             2005     38.60        39.17     133,601.49
                                                             2006     39.17        42.59     114,791.83
                                                             2007     42.59        44.37     101,862.26
                                                             2008     44.37        32.85      84,562.68
                                                             2009     32.85        37.93      75,807.44
                                                             2010     37.93        40.92      79,478.47
                                                             2011     40.92        41.81      72,159.84
                                                             2012     41.81        46.23      65,154.43
                                                             2013     46.23        54.86      56,783.98

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division* (Class E)..... 2007    $79.01       $79.73      31,043.42
                                                             2008     79.73        49.30      25,395.96
                                                             2009     49.30        57.97      21,433.11
                                                             2010     57.97        64.37      21,059.10
                                                             2011     64.37        63.63      22,793.06
                                                             2012     63.63        71.24      20,441.72
                                                             2013     71.24        94.29      18,503.82

BlackRock Large Cap Core Investment Division (Class E)
  (formerly BlackRock Large Cap Investment Division
  (Class E))................................................ 2004     60.81        66.35      43,113.60
                                                             2005     66.35        67.65      37,748.49
                                                             2006     67.65        75.96      33,784.59
                                                             2007     75.96        79.67           0.00

BlackRock Large Cap Value Investment Division (Class E)..... 2004     10.57        11.80     180,805.09
                                                             2005     11.80        12.30     160,449.56
                                                             2006     12.30        14.45     248,401.80
                                                             2007     14.45        14.70     214,750.95
                                                             2008     14.70         9.41     176,299.11
                                                             2009      9.41        10.31     157,172.75
                                                             2010     10.31        11.08     154,701.67
                                                             2011     11.08        11.15     164,401.88
                                                             2012     11.15        12.55     136,108.94
                                                             2013     12.55        16.31     119,774.29

BlackRock Money Market Investment Division (Class E)........ 2004     22.26        22.12      28,818.00
                                                             2005     22.12        22.40      25,847.59
                                                             2006     22.40        23.11      27,458.21
                                                             2007     23.11        23.89      20,371.08
                                                             2008     23.89        24.18      21,668.65
                                                             2009     24.18        23.91      24,492.61
                                                             2010     23.91        23.56      25,839.23
                                                             2011     23.56        23.23      39,400.96
                                                             2012     23.23        22.89      53,419.72
                                                             2013     22.89        22.56      49,122.16

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E))............................ 2004      6.77         7.24      26,758.73
                                                             2005      7.24         8.12      39,423.38
                                                             2006      8.12         7.87      31,402.39
                                                             2007      7.87         7.94      27,818.16
                                                             2008      7.94         4.77      29,274.29
                                                             2009      4.77         6.26      29,473.07
                                                             2010      6.26         7.64      33,435.09
                                                             2011      7.64         7.80      73,277.21
                                                             2012      7.80         9.11      62,411.36
                                                             2013      9.11        13.10      77,911.75

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E))................ 2006    $ 9.39       $10.07      82,047.02
                                                              2007     10.07         9.35      66,897.73
                                                              2008      9.35         4.18      60,822.85
                                                              2009      4.18         5.69      57,470.75
                                                              2010      5.69         6.02      57,199.36
                                                              2011      6.02         6.40           0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E) and before that
  MFS(R) Investors Trust Investment Division (Class E))...... 2004      7.79         8.55      47,907.97
                                                              2005      8.55         9.02      86,692.72
                                                              2006      9.02         9.43      81,123.38

Davis Venture Value Investment Division (Class E)............ 2004     27.93        30.86     103,247.87
                                                              2005     30.86        33.51     107,349.44
                                                              2006     33.51        37.78     124,574.98
                                                              2007     37.78        38.89     111,810.22
                                                              2008     38.89        23.20     102,623.60
                                                              2009     23.20        30.15      99,637.92
                                                              2010     30.15        33.22     106,090.66
                                                              2011     33.22        31.38      85,935.22
                                                              2012     31.38        34.85      69,523.35
                                                              2013     34.85        45.87      58,187.48

Frontier Mid Cap Growth Investment Division (Class E)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class E))........................................ 2004     33.85        37.63      47,882.75
                                                              2005     37.63        41.00      45,689.14
                                                              2006     41.00        43.06      41,297.69
                                                              2007     43.06        51.09      33,398.73
                                                              2008     51.09        27.30      30,633.92
                                                              2009     27.30        40.14      28,257.84
                                                              2010     40.14        45.57      29,826.93
                                                              2011     45.57        43.49      31,374.80
                                                              2012     43.49        47.49      26,978.74
                                                              2013     47.49        62.07      22,978.77

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................... 2004    $11.76       $13.99     157,295.51
                                                           2005     13.99        15.76     151,139.31
                                                           2006     15.76        20.03     199,502.16
                                                           2007     20.03        19.55     166,704.72
                                                           2008     19.55        11.40     113,224.07
                                                           2009     11.40        17.44     120,742.26
                                                           2010     17.44        20.03     122,495.56
                                                           2011     20.03        16.96     115,617.83
                                                           2012     16.96        21.60      99,692.23
                                                           2013     21.60        27.82      99,948.90

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2012     25.56        26.28     124,227.02
                                                           2013     26.28        33.79     104,812.83

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2004     17.99        21.77     251,133.28
                                                           2005     21.77        24.05     281,027.93
                                                           2006     24.05        26.38     220,656.00
                                                           2007     26.38        26.85     202,718.14
                                                           2008     26.85        13.92     172,510.66
                                                           2009     13.92        20.28     151,503.58
                                                           2010     20.28        25.21     163,109.82
                                                           2011     25.21        23.22     150,580.47
                                                           2012     23.22        25.69           0.00

Invesco Small Cap Growth Investment Division (Class E).... 2004     11.62        12.21      62,374.40
                                                           2005     12.21        13.05      55,127.15
                                                           2006     13.05        14.70      57,454.91
                                                           2007     14.70        16.11      43,624.65
                                                           2008     16.11         9.73      38,730.93
                                                           2009      9.73        12.85      37,766.16
                                                           2010     12.85        16.00      34,734.59
                                                           2011     16.00        15.61      35,797.11
                                                           2012     15.61        18.21      20,941.80
                                                           2013     18.21        25.19      18,744.67

Jennison Growth Investment Division (Class E)............. 2005      4.06         4.88      52,167.37
                                                           2006      4.88         4.93      44,932.37
                                                           2007      4.93         5.42      51,308.46
                                                           2008      5.42         3.39      38,907.86
                                                           2009      3.39         4.67     121,161.49
                                                           2010      4.67         5.13     183,683.71
                                                           2011      5.13         5.08     143,034.43
                                                           2012      5.08         5.78     170,483.54
                                                           2013      5.78         7.81     123,754.88

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))............................................ 2004    $ 4.26       $ 4.40      57,580.19
                                                         2005      4.40         4.02      57,550.47

Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2004     23.21        26.59      23,017.07
                                                         2005     26.59        27.98      25,835.24
                                                         2006     27.98        32.13      38,371.35
                                                         2007     32.13        35.38      52,045.85
                                                         2008     35.38        22.32      38,880.19
                                                         2009     22.32        28.61      32,210.94
                                                         2010     28.61        35.91      31,834.00
                                                         2011     35.91        35.55      32,054.41
                                                         2012     35.55        40.07      23,462.87
                                                         2013     40.07        55.62      21,348.50

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2004      8.91         9.77     106,338.31
                                                         2005      9.77        10.06      78,553.10
                                                         2006     10.06        10.90      80,982.19
                                                         2007     10.90        11.22      70,074.75
                                                         2008     11.22         6.48      62,494.20
                                                         2009      6.48         8.31      58,776.47
                                                         2010      8.31        10.76      53,322.41
                                                         2011     10.76        10.92      48,775.80
                                                         2012     10.92        11.94      40,780.40
                                                         2013     11.94        17.48      42,837.76

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2004     12.29        13.11     186,732.76
                                                         2005     13.11        13.13     175,765.80
                                                         2006     13.13        14.13     174,705.35
                                                         2007     14.13        14.86     161,552.42
                                                         2008     14.86        11.93     134,259.20
                                                         2009     11.93        16.10     163,917.40
                                                         2010     16.10        17.93     175,369.31
                                                         2011     17.93        18.51     135,149.44
                                                         2012     18.51        20.61     123,514.91
                                                         2013     20.61        21.95     104,729.72

Met/Artisan Mid Cap Value Investment Division (Class E). 2004     30.64        33.14     185,134.88
                                                         2005     33.14        35.88     173,787.79
                                                         2006     35.88        39.71     154,485.29
                                                         2007     39.71        36.40     130,818.69
                                                         2008     36.40        19.34     121,899.38
                                                         2009     19.34        26.94     110,240.29
                                                         2010     26.94        30.51     100,223.20
                                                         2011     30.51        32.05      98,243.83
                                                         2012     32.05        35.28      78,245.59
                                                         2013     35.28        47.52      68,802.66

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2004    $11.47       $13.10     300,664.65
                                                   2005     13.10        14.48     294,439.06
                                                   2006     14.48        15.68     276,322.43
                                                   2007     15.68        16.64     270,365.66
                                                   2008     16.64        10.44     236,119.79
                                                   2009     10.44        14.09     208,005.06
                                                   2010     14.09        17.51     201,564.42
                                                   2011     17.51        16.90     179,219.32
                                                   2012     16.90        19.56     156,891.56
                                                   2013     19.56        25.64     148,834.50

MetLife Stock Index Investment Division (Class E). 2004     34.51        37.54     465,903.25
                                                   2005     37.54        38.66     440,477.42
                                                   2006     38.66        43.93     396,989.41
                                                   2007     43.93        45.49     370,813.44
                                                   2008     45.49        28.16     363,473.21
                                                   2009     28.16        34.99     327,666.89
                                                   2010     34.99        39.52     339,490.00
                                                   2011     39.52        39.62     315,180.82
                                                   2012     39.62        45.12     276,819.86
                                                   2013     45.12        58.63     236,919.12

MFS(R) Research International Investment Division
  (Class E)....................................... 2004      9.50        11.21      70,828.12
                                                   2005     11.21        12.87      94,222.73
                                                   2006     12.87        16.09     120,925.48
                                                   2007     16.09        17.98     119,243.99
                                                   2008     17.98        10.21     123,987.72
                                                   2009     10.21        13.26      88,263.14
                                                   2010     13.26        14.58      75,610.22
                                                   2011     14.58        12.85      79,543.76
                                                   2012     12.85        14.79      51,312.77
                                                   2013     14.79        17.40      35,277.29

MFS(R) Total Return Investment Division (Class E)
  (5/1/2004)...................................... 2004     36.45        39.62      17,149.94
                                                   2005     39.62        40.16      50,509.77
                                                   2006     40.16        44.31      71,124.70
                                                   2007     44.31        45.47     114,974.67
                                                   2008     45.47        34.80      86,913.95
                                                   2009     34.80        40.57     110,222.67
                                                   2010     40.57        43.91     119,511.53
                                                   2011     43.91        44.21     126,149.10
                                                   2012     44.21        48.50     116,717.03
                                                   2013     48.50        56.74     122,190.70

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E).................. 2004    $11.97       $13.13     448,372.16
                                                             2005     13.13        12.74     452,608.06
                                                             2006     12.74        14.81     372,921.00
                                                             2007     14.81        14.02     332,206.15
                                                             2008     14.02         9.17     335,654.65
                                                             2009      9.17        10.91     288,597.58
                                                             2010     10.91        11.96     249,220.98
                                                             2011     11.96        11.89     242,494.32
                                                             2012     11.89        13.64     204,551.67
                                                             2013     13.64        18.23     205,469.25

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E))................................................ 2004     23.26        26.04      28,986.63
                                                             2005     26.04        28.37      40,391.30
                                                             2006     28.37        31.25      45,430.52
                                                             2007     31.25        32.04      38,146.64
                                                             2008     32.04        19.25      26,036.40
                                                             2009     19.25        23.08      25,886.75
                                                             2010     23.08        26.03      22,399.41
                                                             2011     26.03        24.04      17,640.68
                                                             2012     24.04        27.38      15,937.58
                                                             2013     27.38        30.15           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)................................................. 2010     13.07        15.17     146,891.87
                                                             2011     15.17        13.93     121,850.86
                                                             2012     13.93        15.03     107,856.82
                                                             2013     15.03        20.60      84,405.64

Morgan Stanley Mid Cap Growth Investment Division (Class E)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))................................................ 2004     14.48        16.69     144,473.15
                                                             2005     16.69        17.56     136,671.29
                                                             2006     17.56        19.33     135,654.97
                                                             2007     19.33        20.61     120,949.07
                                                             2008     20.61         9.06     135,907.25
                                                             2009      9.06        11.94     138,421.91
                                                             2010     11.94        12.92           0.00

MSCI EAFE(R) Index Investment Division (Class E)............ 2004      9.55        11.25     429,594.36
                                                             2005     11.25        12.53     414,334.00
                                                             2006     12.53        15.52     363,187.49
                                                             2007     15.52        16.91     316,096.12
                                                             2008     16.91         9.64     321,287.17
                                                             2009      9.64        12.21     284,306.48
                                                             2010     12.21        12.99     293,691.09
                                                             2011     12.99        11.19     305,943.64
                                                             2012     11.19        13.03     261,681.60
                                                             2013     13.03        15.62     231,862.70

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2004    $15.97       $18.12     499,178.98
                                                         2005     18.12        18.57     449,154.44
                                                         2006     18.57        21.35     410,979.23
                                                         2007     21.35        20.29     359,946.92
                                                         2008     20.29        12.30     302,138.46
                                                         2009     12.30        13.68     283,371.27
                                                         2010     13.68        16.38     272,466.07
                                                         2011     16.38        17.04     266,777.20
                                                         2012     17.04        18.46     220,537.32
                                                         2013     18.46        25.18     234,034.69

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2004     12.04        13.58      98,196.55
                                                         2005     13.58        14.49      94,316.75
                                                         2006     14.49        16.39      96,748.96
                                                         2007     16.39        15.72     104,909.86
                                                         2008     15.72         9.57      93,543.74
                                                         2009      9.57        12.91      78,251.09
                                                         2010     12.91        15.66      66,775.02
                                                         2011     15.66        14.63      60,757.51
                                                         2012     14.63        15.20      56,619.15
                                                         2013     15.20        16.48           0.00

Oppenheimer Global Equity Investment Division (Class E). 2004     12.92        14.79      59,343.76
                                                         2005     14.79        16.93      65,372.72
                                                         2006     16.93        19.44      62,930.90
                                                         2007     19.44        20.37      61,234.70
                                                         2008     20.37        11.94      46,221.82
                                                         2009     11.94        16.49      44,343.71
                                                         2010     16.49        18.87      45,184.46
                                                         2011     18.87        17.04      39,095.89
                                                         2012     17.04        20.38      33,675.93
                                                         2013     20.38        25.56      32,200.95

PIMCO Total Return Investment Division (Class E)........ 2004     11.58        11.99     650,652.49
                                                         2005     11.99        12.09     722,177.32
                                                         2006     12.09        12.48     548,420.10
                                                         2007     12.48        13.24     679,792.80
                                                         2008     13.24        13.11     426,006.69
                                                         2009     13.11        15.27     447,407.93
                                                         2010     15.27        16.29     536,217.64
                                                         2011     16.29        16.60     435,815.68
                                                         2012     16.60        17.87     381,839.06
                                                         2013     17.87        17.30     306,131.31

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E).......... 2004    $13.46       $15.59     225,634.05
                                                              2005     15.59        16.04     207,349.65
                                                              2006     16.04        18.61     191,942.00
                                                              2007     18.61        18.04     171,927.11
                                                              2008     18.04        11.81     138,761.89
                                                              2009     11.81        14.65     130,087.10
                                                              2010     14.65        18.28     128,817.75
                                                              2011     18.28        17.27     117,133.58
                                                              2012     17.27        19.76      98,952.39
                                                              2013     19.76        26.95      84,728.51

T. Rowe Price Large Cap Growth Investment Division
  (Class E).................................................. 2004     11.19        12.11     127,519.84
                                                              2005     12.11        12.70     128,655.91
                                                              2006     12.70        14.14     117,337.97
                                                              2007     14.14        15.23     116,866.38
                                                              2008     15.23         8.71     112,491.80
                                                              2009      8.71        12.29     103,365.41
                                                              2010     12.29        14.16      97,287.97
                                                              2011     14.16        13.78      89,692.65
                                                              2012     13.78        16.14      65,764.77
                                                              2013     16.14        22.10     136,295.35

T. Rowe Price Large Cap Growth Investment Division (Class E)
  (formerly RCM Technology Investment Division
  (Class E))................................................. 2004      4.60         4.34     334,452.62
                                                              2005      4.34         4.75     289,437.15
                                                              2006      4.75         4.94     226,227.02
                                                              2007      4.94         6.41     391,805.49
                                                              2008      6.41         3.51     248,780.83
                                                              2009      3.51         5.51     303,452.40
                                                              2010      5.51         6.94     330,488.74
                                                              2011      6.94         6.16     290,045.67
                                                              2012      6.16         6.83     242,474.54
                                                              2013      6.83         7.14           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).................................................. 2004      6.13         7.14     192,193.87
                                                              2005      7.14         8.06     243,026.42
                                                              2006      8.06         8.45     190,725.55
                                                              2007      8.45         9.79     397,174.12
                                                              2008      9.79         5.83     273,492.99
                                                              2009      5.83         8.35     234,942.57
                                                              2010      8.35        10.54     212,869.74
                                                              2011     10.54        10.22     175,942.65
                                                              2012     10.22        11.46     145,428.02
                                                              2013     11.46        15.45     126,647.92

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2004    $12.05       $13.19      72,976.35
                                                       2005     13.19        14.41      82,879.59
                                                       2006     14.41        14.72      82,048.16
                                                       2007     14.72        15.91      68,985.23
                                                       2008     15.91        10.00      85,639.95
                                                       2009     10.00        13.67      78,540.36
                                                       2010     13.67        18.15      79,183.45
                                                       2011     18.15        18.17      74,367.43
                                                       2012     18.17        20.79      52,990.95
                                                       2013     20.79        29.57      44,691.30

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2004     18.91        19.85     253,519.43
                                                       2005     19.85        20.09     288,847.54
                                                       2006     20.09        20.76     261,032.48
                                                       2007     20.76        21.26     178,702.82
                                                       2008     21.26        17.78     140,983.01
                                                       2009     17.78        23.13     122,810.74
                                                       2010     23.13        25.68     143,803.41
                                                       2011     25.68        26.81     125,299.78
                                                       2012     26.81        29.41     108,320.81
                                                       2013     29.41        29.25     104,162.29

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2004     15.63        15.83     142,372.65
                                                       2005     15.83        15.85     165,505.99
                                                       2006     15.85        16.24     129,658.26
                                                       2007     16.24        16.67     112,248.93
                                                       2008     16.67        16.36      98,909.76
                                                       2009     16.36        16.80      90,882.37
                                                       2010     16.80        17.50      86,161.04
                                                       2011     17.50        18.16      70,161.01
                                                       2012     18.16        18.46      59,181.32
                                                       2013     18.46        18.06      58,858.03

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.50 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 14.49      $ 15.19       9,855.83
                                                       2007     15.19        15.43      68,169.42
                                                       2008     15.43        13.76      16,239.77
                                                       2009     13.76        15.24      16,416.12
                                                       2010     15.24        15.96      24,364.59
                                                       2011     15.96        16.66      11,030.42
                                                       2012     16.66        17.26       9,151.52
                                                       2013     17.26        16.61       7,509.35

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2004     16.14        19.19     128,270.84
                                                       2005     19.19        23.66     149,896.21
                                                       2006     23.66        28.88     146,893.34
                                                       2007     28.88        34.49     141,939.77
                                                       2008     34.49        15.76      93,838.28
                                                       2009     15.76        25.01      86,284.29
                                                       2010     25.01        30.12      83,769.53
                                                       2011     30.12        23.95      71,867.34
                                                       2012     23.95        27.84      63,194.97
                                                       2013     27.84        35.14      46,488.38

American Funds Growth Investment Division+ (Class 2).. 2004    109.74       121.43      69,240.32
                                                       2005    121.43       138.80      68,272.08
                                                       2006    138.80       150.48      63,238.49
                                                       2007    150.48       166.28      54,048.73
                                                       2008    166.28        91.63      42,147.59
                                                       2009     91.63       125.66      38,086.04
                                                       2010    125.66       146.69      36,750.77
                                                       2011    146.69       138.13      30,896.19
                                                       2012    138.13       160.16      26,764.62
                                                       2013    160.16       204.97      22,558.96

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2004     85.41        92.72      96,552.45
                                                       2005     92.72        96.53      87,866.03
                                                       2006     96.53       109.39      82,701.17
                                                       2007    109.39       113.01      69,156.14
                                                       2008    113.01        69.08      55,948.52
                                                       2009     69.08        89.18      53,241.27
                                                       2010     89.18        97.75      51,024.07
                                                       2011     97.75        94.39      41,759.75
                                                       2012     94.39       109.07      34,875.77
                                                       2013    109.07       143.23      30,143.69

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)................................................. 2004    $11.59       $13.47      80,449.46
                                                             2005     13.47        15.64      74,019.49
                                                             2006     15.64        17.91      58,927.42
                                                             2007     17.91        19.44      41,579.91
                                                             2008     19.44        10.69      44,634.46
                                                             2009     10.69        12.84      35,121.97
                                                             2010     12.84        13.54      27,396.75
                                                             2011     13.54        10.67      21,754.69
                                                             2012     10.67        12.55      22,425.41
                                                             2013     12.55        14.26      16,832.89

Barclays Aggregate Bond Index Investment Division (Class E)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class E))............................ 2004     12.56        12.86     655,019.23
                                                             2005     12.86        12.92     602,654.35
                                                             2006     12.92        13.23     568,967.74
                                                             2007     13.23        13.90     504,058.33
                                                             2008     13.90        14.49     331,765.98
                                                             2009     14.49        15.00     308,551.57
                                                             2010     15.00        15.64     266,297.97
                                                             2011     15.64        16.55     205,511.61
                                                             2012     16.55        16.90     190,653.61
                                                             2013     16.90        16.24     181,434.36

BlackRock Bond Income Investment Division (Class E)......... 2004     45.92        47.17      75,491.45
                                                             2005     47.17        47.51      62,562.45
                                                             2006     47.51        48.80      51,457.60
                                                             2007     48.80        51.02      39,380.69
                                                             2008     51.02        48.46      30,754.13
                                                             2009     48.46        52.18      26,751.59
                                                             2010     52.18        55.61      25,334.02
                                                             2011     55.61        58.29      21,116.16
                                                             2012     58.29        61.66      19,067.97
                                                             2013     61.66        60.19      15,099.60

BlackRock Diversified Investment Division (Class E)......... 2004     35.85        38.25      81,027.13
                                                             2005     38.25        38.79      67,148.30
                                                             2006     38.79        42.16      60,729.08
                                                             2007     42.16        43.90      55,172.11
                                                             2008     43.90        32.49      43,769.76
                                                             2009     32.49        37.49      43,715.81
                                                             2010     37.49        40.42      40,112.99
                                                             2011     40.42        41.28      37,810.08
                                                             2012     41.28        45.62      33,080.01
                                                             2013     45.62        54.11      27,245.76

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division*
  (Class E)................................................. 2007    $78.07       $78.75     21,837.96
                                                             2008     78.75        48.68     20,064.90
                                                             2009     48.68        57.21     18,375.14
                                                             2010     57.21        63.49     16,024.53
                                                             2011     63.49        62.73     13,131.95
                                                             2012     62.73        70.20     10,820.40
                                                             2013     70.20        92.86      7,959.58

BlackRock Large Cap Core Investment Division (Class E)
  (formerly BlackRock Large Cap Investment Division
  (Class E))................................................ 2004     60.19        65.64     37,496.53
                                                             2005     65.64        66.89     30,776.69
                                                             2006     66.89        75.07     25,465.88
                                                             2007     75.07        78.73          0.00

BlackRock Large Cap Value Investment Division
  (Class E)................................................. 2004     10.56        11.79     74,675.57
                                                             2005     11.79        12.27     63,527.67
                                                             2006     12.27        14.41     98,182.02
                                                             2007     14.41        14.66     99,140.93
                                                             2008     14.66         9.38     57,156.94
                                                             2009      9.38        10.27     52,277.20
                                                             2010     10.27        11.03     37,119.03
                                                             2011     11.03        11.10     35,490.67
                                                             2012     11.10        12.48     28,910.91
                                                             2013     12.48        16.22     15,401.37

BlackRock Money Market Investment Division (Class E)........ 2004     22.03        21.88          0.00
                                                             2005     21.88        22.15          0.00
                                                             2006     22.15        22.84          0.00
                                                             2007     22.84        23.60          0.00
                                                             2008     23.60        23.88        660.36
                                                             2009     23.88        23.60          0.00
                                                             2010     23.60        23.24          3.74
                                                             2011     23.24        22.90          0.00
                                                             2012     22.90        22.56          0.00
                                                             2013     22.56        22.22          0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E))............................ 2004      6.76         7.23     14,051.04
                                                             2005      7.23         8.10     11,590.10
                                                             2006      8.10         7.85     15,611.50
                                                             2007      7.85         7.91     12,187.90
                                                             2008      7.91         4.75      8,626.43
                                                             2009      4.75         6.24     10,442.02
                                                             2010      6.24         7.61     11,399.45
                                                             2011      7.61         7.76     23,185.99
                                                             2012      7.76         9.06     13,735.26
                                                             2013      9.06        13.02     21,233.07

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E))................ 2006    $ 9.36       $10.03     47,818.28
                                                              2007     10.03         9.31     47,245.59
                                                              2008      9.31         4.16     42,413.08
                                                              2009      4.16         5.66     48,083.73
                                                              2010      5.66         5.99     34,050.83
                                                              2011      5.99         6.36          0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E) and before that
  MFS(R) Investors Trust Investment Division (Class E))...... 2004      7.78         8.52     63,412.17
                                                              2005      8.52         8.99     48,904.31
                                                              2006      8.99         9.40     47,933.82

Davis Venture Value Investment Division (Class E)............ 2004     27.80        30.71     88,324.73
                                                              2005     30.71        33.32     93,290.01
                                                              2006     33.32        37.55     85,709.13
                                                              2007     37.55        38.63     73,834.53
                                                              2008     38.63        23.04     64,479.49
                                                              2009     23.04        29.92     58,711.45
                                                              2010     29.92        32.96     47,245.65
                                                              2011     32.96        31.11     36,642.55
                                                              2012     31.11        34.54     31,777.81
                                                              2013     34.54        45.43     28,217.67

Frontier Mid Cap Growth Investment Division (Class E)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class E))........................................ 2004     33.59        37.32     13,940.22
                                                              2005     37.32        40.64     13,270.58
                                                              2006     40.64        42.66     12,514.16
                                                              2007     42.66        50.59     12,156.89
                                                              2008     50.59        27.02     10,590.38
                                                              2009     27.02        39.70     10,383.46
                                                              2010     39.70        45.06     10,222.74
                                                              2011     45.06        42.97      9,839.03
                                                              2012     42.97        46.91      8,972.48
                                                              2013     46.91        61.28      8,577.60

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................ 2004    $11.75       $13.97      64,678.33
                                                        2005     13.97        15.72      90,841.07
                                                        2006     15.72        19.98     105,485.85
                                                        2007     19.98        19.49      76,795.16
                                                        2008     19.49        11.36      56,722.39
                                                        2009     11.36        17.37      46,165.40
                                                        2010     17.37        19.94      42,650.81
                                                        2011     19.94        16.87      46,799.33
                                                        2012     16.87        21.48      41,306.64
                                                        2013     21.48        27.65      44,846.76

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E)).................................. 2012     25.39        26.09      44,636.22
                                                        2013     26.09        33.53      40,046.85

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E)).................................. 2004     17.94        21.70     139,529.27
                                                        2005     21.70        23.96     162,780.19
                                                        2006     23.96        26.27     130,877.69
                                                        2007     26.27        26.72     110,625.45
                                                        2008     26.72        13.85      89,005.48
                                                        2009     13.85        20.17      81,459.34
                                                        2010     20.17        25.06      70,064.94
                                                        2011     25.06        23.07      56,505.82
                                                        2012     23.07        25.51           0.00

Invesco Small Cap Growth Investment Division (Class E). 2004     11.61        12.19      25,847.06
                                                        2005     12.19        13.03      21,235.25
                                                        2006     13.03        14.66      23,324.10
                                                        2007     14.66        16.06      13,171.09
                                                        2008     16.06         9.70      11,955.41
                                                        2009      9.70        12.79       8,420.43
                                                        2010     12.79        15.92       7,432.77
                                                        2011     15.92        15.53       7,181.60
                                                        2012     15.53        18.10       6,274.75
                                                        2013     18.10        25.03       5,682.78

Jennison Growth Investment Division (Class E).......... 2005      4.05         4.87      66,299.15
                                                        2006      4.87         4.92      52,029.23
                                                        2007      4.92         5.40      47,576.81
                                                        2008      5.40         3.37      26,859.49
                                                        2009      3.37         4.65      36,039.71
                                                        2010      4.65         5.11      52,675.51
                                                        2011      5.11         5.05      43,829.91
                                                        2012      5.05         5.75      52,879.88
                                                        2013      5.75         7.75      42,537.61

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))....................................... 2004    $ 4.25       $ 4.39      75,497.51
                                                    2005      4.39         4.01      69,047.11

Loomis Sayles Small Cap Core Investment Division
  (Class E)........................................ 2004     23.10        26.45      22,106.95
                                                    2005     26.45        27.82      22,775.37
                                                    2006     27.82        31.93      24,849.16
                                                    2007     31.93        35.14      24,753.05
                                                    2008     35.14        22.15      18,218.89
                                                    2009     22.15        28.38      17,520.05
                                                    2010     28.38        35.61      10,143.68
                                                    2011     35.61        35.23       8,861.93
                                                    2012     35.23        39.70       7,801.51
                                                    2013     39.70        55.08       5,681.01

Loomis Sayles Small Cap Growth Investment Division
  (Class E)........................................ 2004      8.90         9.75      46,339.50
                                                    2005      9.75        10.04      35,241.03
                                                    2006     10.04        10.86      27,964.36
                                                    2007     10.86        11.18      22,600.94
                                                    2008     11.18         6.46      13,470.51
                                                    2009      6.46         8.27      14,355.56
                                                    2010      8.27        10.71      13,044.72
                                                    2011     10.71        10.86      10,584.12
                                                    2012     10.86        11.87      10,141.94
                                                    2013     11.87        17.37       8,866.98

Lord Abbett Bond Debenture Investment Division
  (Class E)........................................ 2004     12.24        13.06     169,809.79
                                                    2005     13.06        13.07     145,143.27
                                                    2006     13.07        14.06     138,459.15
                                                    2007     14.06        14.78     132,329.97
                                                    2008     14.78        11.86      94,722.60
                                                    2009     11.86        16.00      81,223.65
                                                    2010     16.00        17.81      72,087.06
                                                    2011     17.81        18.37      62,623.63
                                                    2012     18.37        20.45      55,746.24
                                                    2013     20.45        21.77      41,578.19

Met/Artisan Mid Cap Value Investment Division
  (Class E)........................................ 2004     30.47        32.95     142,365.16
                                                    2005     32.95        35.65     132,410.14
                                                    2006     35.65        39.43     108,633.17
                                                    2007     39.43        36.13      89,156.62
                                                    2008     36.13        19.19      66,805.26
                                                    2009     19.19        26.72      59,589.70
                                                    2010     26.72        30.24      51,376.34
                                                    2011     30.24        31.75      42,015.39
                                                    2012     31.75        34.94      36,978.56
                                                    2013     34.94        47.03      32,708.70

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2004    $11.45       $13.07     190,838.70
                                                   2005     13.07        14.44     176,794.28
                                                   2006     14.44        15.63     153,807.28
                                                   2007     15.63        16.58     142,204.00
                                                   2008     16.58        10.40     119,921.71
                                                   2009     10.40        14.03     105,445.78
                                                   2010     14.03        17.42      87,932.09
                                                   2011     17.42        16.80      68,907.72
                                                   2012     16.80        19.44      54,776.76
                                                   2013     19.44        25.46      44,102.46

MetLife Stock Index Investment Division (Class E). 2004     34.27        37.27     334,555.05
                                                   2005     37.27        38.36     301,810.28
                                                   2006     38.36        43.57     276,481.35
                                                   2007     43.57        45.09     236,025.99
                                                   2008     45.09        27.90     224,173.71
                                                   2009     27.90        34.65     216,413.47
                                                   2010     34.65        39.12     190,476.27
                                                   2011     39.12        39.20     163,517.41
                                                   2012     39.20        44.61     130,826.63
                                                   2013     44.61        57.94      97,925.46

MFS(R) Research International Investment Division
  (Class E)....................................... 2004      9.47        11.17      40,356.36
                                                   2005     11.17        12.82      50,325.80
                                                   2006     12.82        16.01      65,068.38
                                                   2007     16.01        17.88      67,475.24
                                                   2008     17.88        10.16      63,115.75
                                                   2009     10.16        13.18      44,920.19
                                                   2010     13.18        14.49      37,353.66
                                                   2011     14.49        12.76      26,061.17
                                                   2012     12.76        14.68      20,283.01
                                                   2013     14.68        17.26      14,137.02

MFS(R) Total Return Investment Division (Class E)
  (5/1/2004)...................................... 2004     36.14        39.27       3,841.22
                                                   2005     39.27        39.79      19,800.66
                                                   2006     39.79        43.88      18,561.86
                                                   2007     43.88        45.00      26,133.41
                                                   2008     45.00        34.42      19,043.01
                                                   2009     34.42        40.12      17,976.77
                                                   2010     40.12        43.39      18,152.54
                                                   2011     43.39        43.67      20,510.69
                                                   2012     43.67        47.88      22,811.63
                                                   2013     47.88        55.99      20,666.18

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E).................. 2004    $11.94       $13.09     381,446.78
                                                             2005     13.09        12.69     370,944.59
                                                             2006     12.69        14.75     311,742.01
                                                             2007     14.75        13.96     252,505.10
                                                             2008     13.96         9.13     187,770.96
                                                             2009      9.13        10.85     162,561.67
                                                             2010     10.85        11.89     153,133.05
                                                             2011     11.89        11.81     115,870.87
                                                             2012     11.81        13.54      98,543.53
                                                             2013     13.54        18.09     104,063.47

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E))................................................ 2004     23.14        25.88      13,941.77
                                                             2005     25.88        28.18      20,535.34
                                                             2006     28.18        31.03      23,927.32
                                                             2007     31.03        31.81      21,344.57
                                                             2008     31.81        19.10       9,222.86
                                                             2009     19.10        22.89       7,547.38
                                                             2010     22.89        25.80       3,722.53
                                                             2011     25.80        23.81       3,379.25
                                                             2012     23.81        27.11       3,184.20
                                                             2013     27.11        29.85           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)................................................. 2010     12.98        15.07      42,126.01
                                                             2011     15.07        13.82      36,928.28
                                                             2012     13.82        14.91      35,160.57
                                                             2013     14.91        20.42      29,308.38

Morgan Stanley Mid Cap Growth Investment Division (Class E)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))................................................ 2004     14.43        16.63     121,218.28
                                                             2005     16.63        17.48     104,969.16
                                                             2006     17.48        19.23      87,624.88
                                                             2007     19.23        20.50      63,408.93
                                                             2008     20.50         9.00      56,222.49
                                                             2009      9.00        11.87      50,201.63
                                                             2010     11.87        12.84           0.00

MSCI EAFE(R) Index Investment Division (Class E)............ 2004      9.53        11.21     279,646.40
                                                             2005     11.21        12.49     240,656.92
                                                             2006     12.49        15.45     203,566.38
                                                             2007     15.45        16.83     189,661.67
                                                             2008     16.83         9.59     177,187.70
                                                             2009      9.59        12.14     151,261.63
                                                             2010     12.14        12.92     130,578.26
                                                             2011     12.92        11.12     118,268.87
                                                             2012     11.12        12.94      95,341.21
                                                             2013     12.94        15.51      68,033.67

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (Class E)............................................ 2004    $15.94       $18.08     324,910.05
                                                        2005     18.08        18.52     276,821.58
                                                        2006     18.52        21.28     230,814.40
                                                        2007     21.28        20.21     182,013.02
                                                        2008     20.21        12.24     144,165.58
                                                        2009     12.24        13.62     137,806.90
                                                        2010     13.62        16.30     119,636.44
                                                        2011     16.30        16.95      89,165.64
                                                        2012     16.95        18.35      74,529.71
                                                        2013     18.35        25.01      69,335.61

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division
  (Class E))........................................... 2004     12.03        13.56      31,103.06
                                                        2005     13.56        14.46      22,140.83
                                                        2006     14.46        16.34      18,497.85
                                                        2007     16.34        15.67      24,229.79
                                                        2008     15.67         9.53      12,214.19
                                                        2009      9.53        12.86      10,153.85
                                                        2010     12.86        15.59       8,579.14
                                                        2011     15.59        14.55       7,347.21
                                                        2012     14.55        15.11       6,625.45
                                                        2013     15.11        16.38           0.00

Oppenheimer Global Equity Investment Division
  (Class E)............................................ 2004     12.88        14.73      50,623.96
                                                        2005     14.73        16.85      84,323.91
                                                        2006     16.85        19.35      69,770.52
                                                        2007     19.35        20.26      53,041.19
                                                        2008     20.26        11.87      36,168.26
                                                        2009     11.87        16.38      32,550.37
                                                        2010     16.38        18.74      30,138.87
                                                        2011     18.74        16.91      27,518.07
                                                        2012     16.91        20.21      18,800.69
                                                        2013     20.21        25.35      16,699.18

PIMCO Total Return Investment Division (Class E)....... 2004     11.56        11.97     448,711.92
                                                        2005     11.97        12.06     437,621.91
                                                        2006     12.06        12.44     339,991.43
                                                        2007     12.44        13.19     320,435.69
                                                        2008     13.19        13.05     241,963.04
                                                        2009     13.05        15.20     226,772.03
                                                        2010     15.20        16.21     226,976.66
                                                        2011     16.21        16.51     176,707.69
                                                        2012     16.51        17.77     159,558.60
                                                        2013     17.77        17.18     132,308.09

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E).......... 2004    $13.42       $15.54     159,019.77
                                                              2005     15.54        15.99     134,767.43
                                                              2006     15.99        18.54     124,440.52
                                                              2007     18.54        17.96      99,969.76
                                                              2008     17.96        11.75      78,538.42
                                                              2009     11.75        14.57      80,783.32
                                                              2010     14.57        18.17      65,651.52
                                                              2011     18.17        17.16      50,355.40
                                                              2012     17.16        19.62      43,831.00
                                                              2013     19.62        26.74      36,126.23

T. Rowe Price Large Cap Growth Investment Division
  (Class E).................................................. 2004     11.16        12.07     145,216.04
                                                              2005     12.07        12.65     127,320.85
                                                              2006     12.65        14.08     108,699.39
                                                              2007     14.08        15.16      88,159.23
                                                              2008     15.16         8.67      78,559.71
                                                              2009      8.67        12.22      69,000.95
                                                              2010     12.22        14.08      62,644.41
                                                              2011     14.08        13.69      52,849.24
                                                              2012     13.69        16.03      49,134.36
                                                              2013     16.03        21.93      73,400.13

T. Rowe Price Large Cap Growth Investment Division (Class E)
  (formerly RCM Technology Investment Division
  (Class E))................................................. 2004      4.59         4.33     218,860.34
                                                              2005      4.33         4.74     183,127.85
                                                              2006      4.74         4.92     114,166.50
                                                              2007      4.92         6.39     164,987.80
                                                              2008      6.39         3.49      93,495.91
                                                              2009      3.49         5.48     130,339.87
                                                              2010      5.48         6.91     117,028.59
                                                              2011      6.91         6.13     101,790.50
                                                              2012      6.13         6.79      89,655.03
                                                              2013      6.79         7.10           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).................................................. 2004      6.12         7.12     149,231.13
                                                              2005      7.12         8.04     151,849.44
                                                              2006      8.04         8.42     146,926.10
                                                              2007      8.42         9.76     152,151.38
                                                              2008      9.76         5.80      88,627.46
                                                              2009      5.80         8.32      80,658.56
                                                              2010      8.32        10.49      79,755.13
                                                              2011     10.49        10.16      60,992.10
                                                              2012     10.16        11.40      58,460.14
                                                              2013     11.40        15.35      55,892.87

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2004    $12.01       $13.14      90,183.89
                                                       2005     13.14        14.34      86,962.24
                                                       2006     14.34        14.65      55,763.37
                                                       2007     14.65        15.83      36,639.92
                                                       2008     15.83         9.94      35,351.76
                                                       2009      9.94        13.59      37,564.51
                                                       2010     13.59        18.03      37,940.89
                                                       2011     18.03        18.04      31,834.95
                                                       2012     18.04        20.62      28,918.95
                                                       2013     20.62        29.32      29,877.24

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2004     18.83        19.75     134,643.80
                                                       2005     19.75        19.98     156,504.38
                                                       2006     19.98        20.63     119,427.82
                                                       2007     20.63        21.12      97,149.91
                                                       2008     21.12        17.66      63,131.20
                                                       2009     17.66        22.96      58,766.06
                                                       2010     22.96        25.47      60,990.98
                                                       2011     25.47        26.58      43,858.29
                                                       2012     26.58        29.14      41,324.00
                                                       2013     29.14        28.97      34,608.98

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2004     15.55        15.75     166,629.20
                                                       2005     15.75        15.76     164,780.37
                                                       2006     15.76        16.15     123,813.46
                                                       2007     16.15        16.56     109,662.08
                                                       2008     16.56        16.24      78,800.63
                                                       2009     16.24        16.67      80,364.54
                                                       2010     16.67        17.36      84,377.04
                                                       2011     17.36        18.00      70,187.35
                                                       2012     18.00        18.29      63,969.82
                                                       2013     18.29        17.88      61,780.33

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.60 SEPARATE ACCOUNT CHARGE


                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2006   $ 14.36      $ 15.04       3,602.47
                                                                            2007     15.04        15.27      26,795.36
                                                                            2008     15.27        13.60      23,110.57
                                                                            2009     13.60        15.05      20,625.76
                                                                            2010     15.05        15.74      16,284.48
                                                                            2011     15.74        16.41      14,590.66
                                                                            2012     16.41        16.99      10,535.95
                                                                            2013     16.99        16.34       6,618.83

American Funds Global Small Capitalization Investment Division+ (Class 2).. 2004     16.05        19.06     128,537.65
                                                                            2005     19.06        23.48     142,590.73
                                                                            2006     23.48        28.63     152,181.41
                                                                            2007     28.63        34.16     150,471.52
                                                                            2008     34.16        15.60     106,380.52
                                                                            2009     15.60        24.72     102,365.71
                                                                            2010     24.72        29.74      98,037.32
                                                                            2011     29.74        23.63      79,838.23
                                                                            2012     23.63        27.44      66,448.07
                                                                            2013     27.44        34.59      60,910.44

American Funds Growth Investment Division+ (Class 2)....................... 2004    107.58       118.92      64,053.28
                                                                            2005    118.92       135.79      63,053.30
                                                                            2006    135.79       147.07      56,753.68
                                                                            2007    147.07       162.35      49,908.02
                                                                            2008    162.35        89.38      40,843.02
                                                                            2009     89.38       122.44      39,070.82
                                                                            2010    122.44       142.80      35,700.21
                                                                            2011    142.80       134.32      30,814.42
                                                                            2012    134.32       155.60      28,778.12
                                                                            2013    155.60       198.92      26,583.58

American Funds Growth-Income Investment Division+ (Class 2)................ 2004     83.72        90.80      74,849.64
                                                                            2005     90.80        94.43      74,211.75
                                                                            2006     94.43       106.91      69,152.27
                                                                            2007    106.91       110.34      62,927.94
                                                                            2008    110.34        67.38      41,806.81
                                                                            2009     67.38        86.90      39,074.67
                                                                            2010     86.90        95.15      39,429.27
                                                                            2011     95.15        91.79      38,494.49
                                                                            2012     91.79       105.96      34,123.78
                                                                            2013    105.96       139.01      30,478.06

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division (Class E).......... 2004    $11.44       $13.29      21,623.90
                                                                            2005     13.29        15.41      35,957.35
                                                                            2006     15.41        17.63      34,052.49
                                                                            2007     17.63        19.12      37,045.63
                                                                            2008     19.12        10.50      32,314.25
                                                                            2009     10.50        12.60      28,133.88
                                                                            2010     12.60        13.27      26,426.31
                                                                            2011     13.27        10.45      29,174.22
                                                                            2012     10.45        12.28      21,987.81
                                                                            2013     12.28        13.94      17,758.48

Barclays Aggregate Bond Index Investment Division (Class E) (formerly
  Barclays Capital Aggregate Bond Index Investment Division (Class E))..... 2004     12.50        12.78     491,673.43
                                                                            2005     12.78        12.83     460,530.48
                                                                            2006     12.83        13.12     409,720.50
                                                                            2007     13.12        13.78     377,855.71
                                                                            2008     13.78        14.34     259,878.56
                                                                            2009     14.34        14.84     236,666.63
                                                                            2010     14.84        15.45     243,196.67
                                                                            2011     15.45        16.33     230,337.29
                                                                            2012     16.33        16.66     228,575.15
                                                                            2013     16.66        16.00     216,763.55

BlackRock Bond Income Investment Division (Class E)........................ 2004     44.98        46.16      42,622.53
                                                                            2005     46.16        46.45      47,470.82
                                                                            2006     46.45        47.67      38,522.42
                                                                            2007     47.67        49.78      38,829.14
                                                                            2008     49.78        47.24      34,859.94
                                                                            2009     47.24        50.81      31,588.60
                                                                            2010     50.81        54.10      25,386.93
                                                                            2011     54.10        56.65      22,988.99
                                                                            2012     56.65        59.87      24,935.23
                                                                            2013     59.87        58.38      24,387.18

BlackRock Diversified Investment Division (Class E)........................ 2004     35.23        37.55      72,695.82
                                                                            2005     37.55        38.04      66,948.04
                                                                            2006     38.04        41.31      58,566.61
                                                                            2007     41.31        42.97      57,537.12
                                                                            2008     42.97        31.76      42,321.30
                                                                            2009     31.76        36.62      39,943.63
                                                                            2010     36.62        39.44      27,004.91
                                                                            2011     39.44        40.25      21,782.26
                                                                            2012     40.25        44.43      19,089.32
                                                                            2013     44.43        52.64      19,761.02

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division* (Class E).................... 2007    $76.23       $76.85     15,370.10
                                                                            2008     76.85        47.45     13,018.91
                                                                            2009     47.45        55.71     12,000.75
                                                                            2010     55.71        61.77     11,841.67
                                                                            2011     61.77        60.97     10,788.02
                                                                            2012     60.97        68.15     10,814.74
                                                                            2013     68.15        90.06     10,144.01

BlackRock Large Cap Core Investment Division (Class E) (formerly BlackRock
  Large Cap Investment Division (Class E))................................. 2004     58.96        64.24     24,089.72
                                                                            2005     64.24        65.40     21,248.45
                                                                            2006     65.40        73.33     16,772.72
                                                                            2007     73.33        76.87          0.00

BlackRock Large Cap Value Investment Division (Class E).................... 2004     10.54        11.76     44,681.26
                                                                            2005     11.76        12.23     47,804.22
                                                                            2006     12.23        14.35     78,485.77
                                                                            2007     14.35        14.58     93,422.52
                                                                            2008     14.58         9.32     59,143.07
                                                                            2009      9.32        10.20     74,522.13
                                                                            2010     10.20        10.94     65,726.25
                                                                            2011     10.94        10.99     59,909.27
                                                                            2012     10.99        12.35     61,360.48
                                                                            2013     12.35        16.03     65,677.07

BlackRock Money Market Investment Division (Class E)....................... 2004     21.59        21.42      4,802.10
                                                                            2005     21.42        21.66      4,720.32
                                                                            2006     21.66        22.31      4,092.73
                                                                            2007     22.31        23.03      4,010.24
                                                                            2008     23.03        23.28      3,862.21
                                                                            2009     23.28        22.98      3,321.69
                                                                            2010     22.98        22.62          3.57
                                                                            2011     22.62        22.26          0.00
                                                                            2012     22.26        21.90          0.00
                                                                            2013     21.90        21.56          0.00

ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
  Mason ClearBridge Aggressive Growth Investment Division (Class E))....... 2004      6.74         7.20     45,035.05
                                                                            2005      7.20         8.06     39,699.03
                                                                            2006      8.06         7.80     21,907.69
                                                                            2007      7.80         7.86     16,303.05
                                                                            2008      7.86         4.71     12,589.08
                                                                            2009      4.71         6.18     12,785.58
                                                                            2010      6.18         7.53     14,611.55
                                                                            2011      7.53         7.67     30,404.01
                                                                            2012      7.67         8.95     32,110.26
                                                                            2013      8.95        12.85     36,089.96

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
  Mason ClearBridge Aggressive Growth Investment Division (Class E) and
  before that Legg Mason Value Equity Investment Division (Class E))....... 2006    $ 9.30       $ 9.96     30,378.03
                                                                            2007      9.96         9.23     21,734.59
                                                                            2008      9.23         4.12     22,489.67
                                                                            2009      4.12         5.60     25,832.70
                                                                            2010      5.60         5.92     27,555.74
                                                                            2011      5.92         6.29          0.00

ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
  Mason ClearBridge Aggressive Growth Investment Division (Class E) and
  before that Legg Mason Value Equity Investment Division (Class E) and
  before that MFS(R) Investors Trust Investment Division (Class E))........ 2004      7.74         8.48     31,628.18
                                                                            2005      8.48         8.93     30,737.30
                                                                            2006      8.93         9.34     25,132.03

Davis Venture Value Investment Division (Class E).......................... 2004     27.54        30.40     63,371.98
                                                                            2005     30.40        32.95     63,396.39
                                                                            2006     32.95        37.10     64,584.87
                                                                            2007     37.10        38.12     63,901.79
                                                                            2008     38.12        22.71     54,801.73
                                                                            2009     22.71        29.47     48,549.91
                                                                            2010     29.47        32.43     48,431.41
                                                                            2011     32.43        30.58     35,736.73
                                                                            2012     30.58        33.91     30,851.26
                                                                            2013     33.91        44.57     28,476.76

Frontier Mid Cap Growth Investment Division (Class E) (formerly BlackRock
  Aggressive Growth Investment Division (Class E))......................... 2004     33.07        36.70     18,023.58
                                                                            2005     36.70        39.93     16,332.73
                                                                            2006     39.93        41.87     15,390.63
                                                                            2007     41.87        49.60     16,286.47
                                                                            2008     49.60        26.46     15,839.09
                                                                            2009     26.46        38.85     14,187.67
                                                                            2010     38.85        44.05     13,363.96
                                                                            2011     44.05        41.97     11,080.02
                                                                            2012     41.97        45.77     10,686.58
                                                                            2013     45.77        59.72      9,441.40

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class E)................. 2004    $11.72       $13.92      59,358.39
                                                                            2005     13.92        15.66      63,924.08
                                                                            2006     15.66        19.88      92,513.91
                                                                            2007     19.88        19.36      85,403.61
                                                                            2008     19.36        11.27      65,831.79
                                                                            2009     11.27        17.23      68,162.19
                                                                            2010     17.23        19.76      65,186.83
                                                                            2011     19.76        16.70      59,483.66
                                                                            2012     16.70        21.24      54,552.24
                                                                            2013     21.24        27.31      42,303.23

Invesco Mid Cap Value Investment Division (Class E) (formerly Lord Abbett
  Mid Cap Value Investment Division (Class E))............................. 2012     25.05        25.72      60,106.39
                                                                            2013     25.72        33.03      52,506.52

Invesco Mid Cap Value Investment Division (Class E) (formerly Lord Abbett
  Mid Cap Value Investment Division (Class E))............................. 2004     17.85        21.57      89,084.49
                                                                            2005     21.57        23.79     111,909.44
                                                                            2006     23.79        26.06     101,661.82
                                                                            2007     26.06        26.48      89,607.53
                                                                            2008     26.48        13.71      91,618.06
                                                                            2009     13.71        19.94      82,286.56
                                                                            2010     19.94        24.76      83,127.47
                                                                            2011     24.76        22.77      66,491.24
                                                                            2012     22.77        25.17           0.00

Invesco Small Cap Growth Investment Division (Class E)..................... 2004     11.58        12.15      30,221.45
                                                                            2005     12.15        12.97      27,847.43
                                                                            2006     12.97        14.58      27,312.09
                                                                            2007     14.58        15.96      15,643.93
                                                                            2008     15.96         9.63      15,671.83
                                                                            2009      9.63        12.69      12,342.17
                                                                            2010     12.69        15.78      13,871.68
                                                                            2011     15.78        15.37      10,439.01
                                                                            2012     15.37        17.90       7,801.78
                                                                            2013     17.90        24.73       7,936.74

Jennison Growth Investment Division (Class E).............................. 2005      4.03         4.84      48,296.42
                                                                            2006      4.84         4.89      35,917.55
                                                                            2007      4.89         5.36      26,102.53
                                                                            2008      5.36         3.35      17,678.92
                                                                            2009      3.35         4.61      25,789.64
                                                                            2010      4.61         5.05      35,083.10
                                                                            2011      5.05         4.99      44,499.55
                                                                            2012      4.99         5.67      38,673.55
                                                                            2013      5.67         7.65      29,007.14

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E) (formerly Met/Putnam Voyager
  Investment Division (Class E))........................................... 2004    $ 4.24       $ 4.37      50,532.37
                                                                            2005      4.37         3.99      50,373.04

Loomis Sayles Small Cap Core Investment Division (Class E)................. 2004     22.88        26.16       7,319.76
                                                                            2005     26.16        27.49       7,781.13
                                                                            2006     27.49        31.53      13,575.83
                                                                            2007     31.53        34.66      15,606.95
                                                                            2008     34.66        21.83      10,954.83
                                                                            2009     21.83        27.94       9,885.85
                                                                            2010     27.94        35.02      10,094.28
                                                                            2011     35.02        34.62      10,372.59
                                                                            2012     34.62        38.96       9,803.57
                                                                            2013     38.96        54.00      10,025.04

Loomis Sayles Small Cap Growth Investment Division (Class E)............... 2004      8.88         9.72      69,053.06
                                                                            2005      9.72         9.99      69,997.35
                                                                            2006      9.99        10.80      56,182.52
                                                                            2007     10.80        11.11      36,836.28
                                                                            2008     11.11         6.41      28,509.86
                                                                            2009      6.41         8.20      25,783.44
                                                                            2010      8.20        10.60      27,042.23
                                                                            2011     10.60        10.74      18,316.92
                                                                            2012     10.74        11.73      16,661.94
                                                                            2013     11.73        17.15      12,993.70

Lord Abbett Bond Debenture Investment Division (Class E)................... 2004     12.16        12.95      78,480.75
                                                                            2005     12.95        12.95      95,558.26
                                                                            2006     12.95        13.92     106,900.37
                                                                            2007     13.92        14.62      80,964.05
                                                                            2008     14.62        11.72      55,750.72
                                                                            2009     11.72        15.79      60,644.67
                                                                            2010     15.79        17.57      58,989.49
                                                                            2011     17.57        18.10      55,289.81
                                                                            2012     18.10        20.13      54,146.46
                                                                            2013     20.13        21.40      47,812.16

Met/Artisan Mid Cap Value Investment Division (Class E).................... 2004     30.15        32.57     145,020.25
                                                                            2005     32.57        35.20     144,749.46
                                                                            2006     35.20        38.90     110,653.46
                                                                            2007     38.90        35.60      99,062.45
                                                                            2008     35.60        18.89      69,854.83
                                                                            2009     18.89        26.28      64,618.64
                                                                            2010     26.28        29.71      61,206.72
                                                                            2011     29.71        31.17      48,879.85
                                                                            2012     31.17        34.25      40,945.33
                                                                            2013     34.25        46.07      36,410.75

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division (Class E).................. 2004    $11.41       $13.01     225,411.46
                                                                            2005     13.01        14.36     224,579.71
                                                                            2006     14.36        15.53     217,458.83
                                                                            2007     15.53        16.45     195,780.63
                                                                            2008     16.45        10.31     136,150.21
                                                                            2009     10.31        13.89     126,981.16
                                                                            2010     13.89        17.24     117,417.34
                                                                            2011     17.24        16.61     101,406.39
                                                                            2012     16.61        19.20      90,830.61
                                                                            2013     19.20        25.12      81,629.71

MetLife Stock Index Investment Division (Class E).......................... 2004     33.81        36.72     256,357.39
                                                                            2005     36.72        37.76     241,434.67
                                                                            2006     37.76        42.85     202,424.49
                                                                            2007     42.85        44.30     184,094.62
                                                                            2008     44.30        27.38     170,802.69
                                                                            2009     27.38        33.97     154,833.85
                                                                            2010     33.97        38.32     159,388.06
                                                                            2011     38.32        38.35     156,933.75
                                                                            2012     38.35        43.61     145,853.81
                                                                            2013     43.61        56.58     122,757.60

MFS(R) Research International Investment Division (Class E)................ 2004      9.45        11.12      20,155.59
                                                                            2005     11.12        12.76      26,995.69
                                                                            2006     12.76        15.92      45,480.70
                                                                            2007     15.92        17.76      56,182.22
                                                                            2008     17.76        10.08      50,625.98
                                                                            2009     10.08        13.07      42,610.53
                                                                            2010     13.07        14.34      43,724.02
                                                                            2011     14.34        12.62      42,397.02
                                                                            2012     12.62        14.51      30,792.87
                                                                            2013     14.51        17.04      25,171.66

MFS(R) Total Return Investment Division (Class E) (5/1/2004)............... 2004     35.53        38.58       2,372.87
                                                                            2005     38.58        39.05      24,860.40
                                                                            2006     39.05        43.02      30,424.70
                                                                            2007     43.02        44.08      41,943.27
                                                                            2008     44.08        33.68      50,483.60
                                                                            2009     33.68        39.22      39,770.66
                                                                            2010     39.22        42.38      36,321.13
                                                                            2011     42.38        42.61      38,843.68
                                                                            2012     42.61        46.67      39,502.43
                                                                            2013     46.67        54.52      32,797.29

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)................................. 2004    $11.88       $13.01     256,273.56
                                                                            2005     13.01        12.60     254,824.41
                                                                            2006     12.60        14.63     231,537.60
                                                                            2007     14.63        13.83     208,773.93
                                                                            2008     13.83         9.03     134,853.70
                                                                            2009      9.03        10.73     123,745.63
                                                                            2010     10.73        11.75     117,015.59
                                                                            2011     11.75        11.65     100,184.79
                                                                            2012     11.65        13.35      89,358.37
                                                                            2013     13.35        17.82     103,606.45

MFS(R) Value Investment Division (Class E) (formerly FI Value Leaders
  Investment Division (Class E))........................................... 2004     22.89        25.58       9,998.64
                                                                            2005     25.58        27.83      13,005.67
                                                                            2006     27.83        30.61      20,010.70
                                                                            2007     30.61        31.34      15,000.87
                                                                            2008     31.34        18.80      10,659.00
                                                                            2009     18.80        22.51      10,482.22
                                                                            2010     22.51        25.35      11,919.45
                                                                            2011     25.35        23.37       8,499.86
                                                                            2012     23.37        26.59       7,309.03
                                                                            2013     26.59        29.26           0.00

Morgan Stanley Mid Cap Growth Investment Division (Class E)................ 2010     12.81        14.86      49,578.40
                                                                            2011     14.86        13.62      35,365.42
                                                                            2012     13.62        14.67      34,841.68
                                                                            2013     14.67        20.08      29,255.85

Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
  Mid Cap Opportunities Investment Division (Class E))..................... 2004     14.33        16.50      76,342.26
                                                                            2005     16.50        17.33      60,450.88
                                                                            2006     17.33        19.05      55,461.48
                                                                            2007     19.05        20.28      48,611.58
                                                                            2008     20.28         8.90      47,544.36
                                                                            2009      8.90        11.72      43,516.62
                                                                            2010     11.72        12.67           0.00

MSCI EAFE(R) Index Investment Division (Class E)........................... 2004      9.48        11.14     287,065.06
                                                                            2005     11.14        12.40     272,867.19
                                                                            2006     12.40        15.33     232,173.38
                                                                            2007     15.33        16.68     232,062.93
                                                                            2008     16.68         9.49     162,142.98
                                                                            2009      9.49        12.00     149,009.12
                                                                            2010     12.00        12.76     165,152.54
                                                                            2011     12.76        10.98     171,175.97
                                                                            2012     10.98        12.76     163,993.36
                                                                            2013     12.76        15.27     144,456.33

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E)..................... 2004    $15.88       $18.00     309,839.67
                                                                            2005     18.00        18.42     284,193.77
                                                                            2006     18.42        21.14     247,478.57
                                                                            2007     21.14        20.06     209,751.69
                                                                            2008     20.06        12.14     155,793.49
                                                                            2009     12.14        13.49     153,476.13
                                                                            2010     13.49        16.13     136,055.50
                                                                            2011     16.13        16.75     116,025.83
                                                                            2012     16.75        18.12     108,147.92
                                                                            2013     18.12        24.68     105,051.55

Neuberger Berman Genesis Investment Division (Class E) (formerly MLA Mid
  Cap Investment Division (Class E))....................................... 2004     12.00        13.52      25,697.55
                                                                            2005     13.52        14.40      23,666.59
                                                                            2006     14.40        16.26      17,294.99
                                                                            2007     16.26        15.58      18,295.41
                                                                            2008     15.58         9.47      15,086.65
                                                                            2009      9.47        12.75      17,739.97
                                                                            2010     12.75        15.45      16,888.27
                                                                            2011     15.45        14.40      14,294.98
                                                                            2012     14.40        14.94      13,938.89
                                                                            2013     14.94        16.19           0.00

Oppenheimer Global Equity Investment Division (Class E).................... 2004     12.79        14.62      30,241.53
                                                                            2005     14.62        16.71      36,252.15
                                                                            2006     16.71        19.16      39,787.21
                                                                            2007     19.16        20.04      35,420.70
                                                                            2008     20.04        11.73      29,180.26
                                                                            2009     11.73        16.18      28,216.37
                                                                            2010     16.18        18.48      31,584.44
                                                                            2011     18.48        16.66      30,083.98
                                                                            2012     16.66        19.90      25,630.52
                                                                            2013     19.90        24.93      24,420.91

PIMCO Total Return Investment Division (Class E)........................... 2004     11.53        11.92     280,191.91
                                                                            2005     11.92        12.01     273,415.16
                                                                            2006     12.01        12.37     230,979.81
                                                                            2007     12.37        13.10     184,999.63
                                                                            2008     13.10        12.95     144,421.80
                                                                            2009     12.95        15.07     156,672.12
                                                                            2010     15.07        16.05     180,513.35
                                                                            2011     16.05        16.33     155,922.78
                                                                            2012     16.33        17.56     140,091.53
                                                                            2013     17.56        16.96     133,244.17

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E)........................ 2004    $13.36       $15.44     105,022.07
                                                                            2005     15.44        15.87      99,246.07
                                                                            2006     15.87        18.39      81,405.18
                                                                            2007     18.39        17.79      69,065.26
                                                                            2008     17.79        11.63      59,133.65
                                                                            2009     11.63        14.41      59,865.96
                                                                            2010     14.41        17.95      60,918.32
                                                                            2011     17.95        16.93      55,941.49
                                                                            2012     16.93        19.34      49,915.51
                                                                            2013     19.34        26.34      42,917.11

T. Rowe Price Large Cap Growth Investment Division (Class E)............... 2004     11.10        11.99      69,107.79
                                                                            2005     11.99        12.56      64,461.91
                                                                            2006     12.56        13.97      72,983.39
                                                                            2007     13.97        15.02      61,879.65
                                                                            2008     15.02         8.58      53,597.70
                                                                            2009      8.58        12.09      46,240.67
                                                                            2010     12.09        13.91      45,472.05
                                                                            2011     13.91        13.51      50,089.01
                                                                            2012     13.51        15.80      45,682.26
                                                                            2013     15.80        21.60      66,534.46

T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly RCM
  Technology Investment Division (Class E))................................ 2004      4.58         4.31     183,366.81
                                                                            2005      4.31         4.72     147,301.34
                                                                            2006      4.72         4.89     126,962.77
                                                                            2007      4.89         6.35     177,287.90
                                                                            2008      6.35         3.46     148,694.94
                                                                            2009      3.46         5.43     174,983.90
                                                                            2010      5.43         6.84     154,141.32
                                                                            2011      6.84         6.06     124,127.59
                                                                            2012      6.06         6.71     114,866.48
                                                                            2013      6.71         7.01           0.00

T. Rowe Price Mid Cap Growth Investment Division (Class E)................. 2004      6.10         7.09      80,945.59
                                                                            2005      7.09         8.00      90,556.35
                                                                            2006      8.00         8.37     100,788.98
                                                                            2007      8.37         9.69     120,524.47
                                                                            2008      9.69         5.76      93,622.77
                                                                            2009      5.76         8.24      87,685.04
                                                                            2010      8.24        10.38      95,248.13
                                                                            2011     10.38        10.05      81,457.82
                                                                            2012     10.05        11.26      56,047.53
                                                                            2013     11.26        15.15      53,226.14

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division (Class E)............... 2004    $11.93       $13.03      43,390.83
                                                                            2005     13.03        14.22      29,163.60
                                                                            2006     14.22        14.51      30,804.38
                                                                            2007     14.51        15.66      27,747.03
                                                                            2008     15.66         9.82      26,696.26
                                                                            2009      9.82        13.41      25,647.72
                                                                            2010     13.41        17.78      31,909.97
                                                                            2011     17.78        17.77      26,209.57
                                                                            2012     17.77        20.30      19,089.97
                                                                            2013     20.30        28.83      17,317.87

Western Asset Management Strategic Bond Opportunities Investment Division
  (Class E)................................................................ 2004     18.66        19.55     137,096.33
                                                                            2005     19.55        19.75     145,499.72
                                                                            2006     19.75        20.38     102,957.82
                                                                            2007     20.38        20.84      94,541.36
                                                                            2008     20.84        17.41      76,323.43
                                                                            2009     17.41        22.61      70,966.97
                                                                            2010     22.61        25.06      71,331.26
                                                                            2011     25.06        26.13      50,950.52
                                                                            2012     26.13        28.61      56,217.28
                                                                            2013     28.61        28.42      52,590.85

Western Asset Management U.S Government Investment Division (Class E)...... 2004     15.41        15.59      58,788.42
                                                                            2005     15.59        15.59      63,276.92
                                                                            2006     15.59        15.95      50,359.82
                                                                            2007     15.95        16.35      41,529.52
                                                                            2008     16.35        16.02      35,385.34
                                                                            2009     16.02        16.42      34,837.97
                                                                            2010     16.42        17.08      31,858.50
                                                                            2011     17.08        17.70      33,223.96
                                                                            2012     17.70        17.96      26,305.07
                                                                            2013     17.96        17.54      22,084.24

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.65 SEPARATE ACCOUNT CHARGE


                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2006   $ 14.30      $ 14.97     11,049.75
                                                                            2007     14.97        15.19     20,204.36
                                                                            2008     15.19        13.52      4,521.35
                                                                            2009     13.52        14.95      7,742.30
                                                                            2010     14.95        15.63      7,174.71
                                                                            2011     15.63        16.29      2,871.13
                                                                            2012     16.29        16.86      6,703.59
                                                                            2013     16.86        16.20      1,212.99

American Funds Global Small Capitalization Investment Division+ (Class 2).. 2004     16.00        19.00     47,884.39
                                                                            2005     19.00        23.39     47,538.52
                                                                            2006     23.39        28.50     55,052.75
                                                                            2007     28.50        33.99     61,494.55
                                                                            2008     33.99        15.51     37,206.10
                                                                            2009     15.51        24.58     38,931.64
                                                                            2010     24.58        29.55     35,491.25
                                                                            2011     29.55        23.47     19,854.93
                                                                            2012     23.47        27.24     17,799.96
                                                                            2013     27.24        34.32     15,252.26

American Funds Growth Investment Division+ (Class 2)....................... 2004    106.52       117.68     17,556.29
                                                                            2005    117.68       134.31     18,899.19
                                                                            2006    134.31       145.40     18,346.30
                                                                            2007    145.40       160.42     15,964.61
                                                                            2008    160.42        88.27     11,078.19
                                                                            2009     88.27       120.87      8,703.94
                                                                            2010    120.87       140.89      7,562.07
                                                                            2011    140.89       132.46      5,934.65
                                                                            2012    132.46       153.36      5,040.16
                                                                            2013    153.36       195.97      4,392.61

American Funds Growth-Income Investment Division+ (Class 2)................ 2004     82.89        89.86     31,348.41
                                                                            2005     89.86        93.41     23,724.36
                                                                            2006     93.41       105.69     19,735.20
                                                                            2007    105.69       109.03     15,766.98
                                                                            2008    109.03        66.55     11,621.18
                                                                            2009     66.55        85.78     10,270.02
                                                                            2010     85.78        93.88      8,445.76
                                                                            2011     93.88        90.52      6,800.52
                                                                            2012     90.52       104.44      7,069.83
                                                                            2013    104.44       136.95      6,585.07

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division (Class E).......... 2004    $11.37       $13.20      10,816.58
                                                                            2005     13.20        15.30      19,130.74
                                                                            2006     15.30        17.50      23,467.36
                                                                            2007     17.50        18.96      15,831.73
                                                                            2008     18.96        10.41      12,307.70
                                                                            2009     10.41        12.48      13,429.70
                                                                            2010     12.48        13.14      12,102.15
                                                                            2011     13.14        10.35       7,837.34
                                                                            2012     10.35        12.15       5,194.23
                                                                            2013     12.15        13.78       4,297.06

Barclays Aggregate Bond Index Investment Division (Class E) (formerly
  Barclays Capital Aggregate Bond Index Investment Division (Class E))..... 2004     12.46        12.74     323,883.67
                                                                            2005     12.74        12.79     258,565.00
                                                                            2006     12.79        13.07     192,160.94
                                                                            2007     13.07        13.71     163,276.28
                                                                            2008     13.71        14.27      95,506.01
                                                                            2009     14.27        14.75      88,232.01
                                                                            2010     14.75        15.36      88,908.88
                                                                            2011     15.36        16.22      66,061.55
                                                                            2012     16.22        16.54      56,189.42
                                                                            2013     16.54        15.88      55,806.73

BlackRock Bond Income Investment Division (Class E)........................ 2004     44.52        45.67      26,012.22
                                                                            2005     45.67        45.93      23,754.49
                                                                            2006     45.93        47.11      19,602.77
                                                                            2007     47.11        49.17      16,715.47
                                                                            2008     49.17        46.64      10,842.32
                                                                            2009     46.64        50.14       8,881.56
                                                                            2010     50.14        53.36       7,274.85
                                                                            2011     53.36        55.85       3,925.25
                                                                            2012     55.85        58.99       4,742.71
                                                                            2013     58.99        57.49       5,376.11

BlackRock Diversified Investment Division (Class E)........................ 2004     34.93        37.20      30,935.25
                                                                            2005     37.20        37.67      21,230.83
                                                                            2006     37.67        40.88      15,218.37
                                                                            2007     40.88        42.51      12,319.20
                                                                            2008     42.51        31.41       8,350.17
                                                                            2009     31.41        36.19       7,619.98
                                                                            2010     36.19        38.96       6,212.07
                                                                            2011     38.96        39.74       5,215.57
                                                                            2012     39.74        43.84       5,715.30
                                                                            2013     43.84        51.92       4,382.27

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division* (Class E).................... 2007    $75.33       $75.91       4,265.45
                                                                            2008     75.91        46.85       3,824.78
                                                                            2009     46.85        54.97       3,160.54
                                                                            2010     54.97        60.93       3,165.78
                                                                            2011     60.93        60.10       2,983.81
                                                                            2012     60.10        67.15       3,275.56
                                                                            2013     67.15        88.70       2,278.90

BlackRock Large Cap Core Investment Division (Class E) (formerly BlackRock
  Large Cap Investment Division (Class E))................................. 2004     58.36        63.55       9,152.51
                                                                            2005     63.55        64.67       5,056.12
                                                                            2006     64.67        72.47       4,687.33
                                                                            2007     72.47        75.96           0.00

BlackRock Large Cap Value Investment Division (Class E).................... 2004     10.53        11.74      25,909.78
                                                                            2005     11.74        12.21      16,736.83
                                                                            2006     12.21        14.31      21,642.24
                                                                            2007     14.31        14.54      20,295.57
                                                                            2008     14.54         9.29      31,979.55
                                                                            2009      9.29        10.16      17,536.34
                                                                            2010     10.16        10.89      16,819.71
                                                                            2011     10.89        10.94      16,639.62
                                                                            2012     10.94        12.28      10,390.48
                                                                            2013     12.28        15.94      17,899.44

BlackRock Money Market Investment Division (Class E)....................... 2004     21.37        21.19     156,476.24
                                                                            2005     21.19        21.42     103,605.08
                                                                            2006     21.42        22.05      97,461.14
                                                                            2007     22.05        22.76     103,836.48
                                                                            2008     22.76        22.99     134,957.31
                                                                            2009     22.99        22.68     103,633.95
                                                                            2010     22.68        22.31      91,716.05
                                                                            2011     22.31        21.94     107,352.88
                                                                            2012     21.94        21.58      73,543.30
                                                                            2013     21.58        21.23      43,243.60

ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
  Mason ClearBridge Aggressive Growth Investment Division (Class E))....... 2004      6.73         7.19       3,090.76
                                                                            2005      7.19         8.04       4,774.01
                                                                            2006      8.04         7.78       9,012.35
                                                                            2007      7.78         7.83       5,055.75
                                                                            2008      7.83         4.69       4,328.05
                                                                            2009      4.69         6.16       2,764.06
                                                                            2010      6.16         7.50       7,513.53
                                                                            2011      7.50         7.63      28,244.47
                                                                            2012      7.63         8.90       6,118.63
                                                                            2013      8.90        12.77       5,352.66

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
  Mason ClearBridge Aggressive Growth Investment Division (Class E) and
  before that Legg Mason Value Equity Investment Division (Class E))....... 2006    $ 9.26       $ 9.92      3,831.37
                                                                            2007      9.92         9.19      3,187.43
                                                                            2008      9.19         4.10      3,491.18
                                                                            2009      4.10         5.57      3,065.85
                                                                            2010      5.57         5.88      3,587.19
                                                                            2011      5.88         6.25          0.00

ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
  Mason ClearBridge Aggressive Growth Investment Division (Class E) and
  before that Legg Mason Value Equity Investment Division (Class E) and
  before that MFS(R) Investors Trust Investment Division (Class E))........ 2004      7.72         8.45      9,379.60
                                                                            2005      8.45         8.90      3,932.27
                                                                            2006      8.90         9.30      3,926.65

Davis Venture Value Investment Division (Class E).......................... 2004     27.42        30.24     16,266.92
                                                                            2005     30.24        32.76     17,865.06
                                                                            2006     32.76        36.87     17,157.19
                                                                            2007     36.87        37.87     18,197.55
                                                                            2008     37.87        22.55     11,896.07
                                                                            2009     22.55        29.24      7,250.97
                                                                            2010     29.24        32.17      6,953.79
                                                                            2011     32.17        30.32      6,289.33
                                                                            2012     30.32        33.61      4,408.84
                                                                            2013     33.61        44.14      4,031.86

Frontier Mid Cap Growth Investment Division (Class E) (formerly BlackRock
  Aggressive Growth Investment Division (Class E))......................... 2004     32.81        36.40      5,263.32
                                                                            2005     36.40        39.58      4,507.47
                                                                            2006     39.58        41.48      3,349.95
                                                                            2007     41.48        49.11      3,720.71
                                                                            2008     49.11        26.19      3,469.37
                                                                            2009     26.19        38.43      2,659.55
                                                                            2010     38.43        43.55      2,155.07
                                                                            2011     43.55        41.47        742.43
                                                                            2012     41.47        45.20        726.61
                                                                            2013     45.20        58.96        478.22

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class E)................. 2004    $11.71       $13.90     27,231.82
                                                                            2005     13.90        15.62     48,626.25
                                                                            2006     15.62        19.83     57,524.79
                                                                            2007     19.83        19.30     37,242.55
                                                                            2008     19.30        11.23     17,628.67
                                                                            2009     11.23        17.16     21,883.76
                                                                            2010     17.16        19.66     16,969.76
                                                                            2011     19.66        16.61      9,868.68
                                                                            2012     16.61        21.12      8,430.57
                                                                            2013     21.12        27.15      6,931.98

Invesco Mid Cap Value Investment Division (Class E) (formerly Lord Abbett
  Mid Cap Value Investment Division (Class E))............................. 2012     24.88        25.54      8,907.47
                                                                            2013     25.54        32.78      7,810.25

Invesco Mid Cap Value Investment Division (Class E) (formerly Lord Abbett
  Mid Cap Value Investment Division (Class E))............................. 2004     17.80        21.50     57,168.96
                                                                            2005     21.50        23.71     59,794.24
                                                                            2006     23.71        25.95     39,707.62
                                                                            2007     25.95        26.36     35,049.75
                                                                            2008     26.36        13.64     23,169.25
                                                                            2009     13.64        19.83     15,365.19
                                                                            2010     19.83        24.61     16,373.27
                                                                            2011     24.61        22.62     13,065.38
                                                                            2012     22.62        25.00          0.00

Invesco Small Cap Growth Investment Division (Class E)..................... 2004     11.57        12.13      5,425.25
                                                                            2005     12.13        12.94      2,892.63
                                                                            2006     12.94        14.55      2,296.18
                                                                            2007     14.55        15.91      5,764.11
                                                                            2008     15.91         9.59      5,400.68
                                                                            2009      9.59        12.64      2,291.57
                                                                            2010     12.64        15.70      1,989.80
                                                                            2011     15.70        15.29        615.13
                                                                            2012     15.29        17.80        447.17
                                                                            2013     17.80        24.58        584.04

Jennison Growth Investment Division (Class E).............................. 2005      4.02         4.82      4,794.05
                                                                            2006      4.82         4.87      9,278.95
                                                                            2007      4.87         5.34      6,093.91
                                                                            2008      5.34         3.33      6,441.64
                                                                            2009      3.33         4.58      6,616.21
                                                                            2010      4.58         5.03      9,524.45
                                                                            2011      5.03         4.96     12,959.42
                                                                            2012      4.96         5.64     18,882.49
                                                                            2013      5.64         7.59     13,374.68

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E) (formerly Met/Putnam Voyager
  Investment Division (Class E))........................................... 2004    $ 4.23       $ 4.36      1,931.55
                                                                            2005      4.36         3.98      1,537.07

Loomis Sayles Small Cap Core Investment Division (Class E)................. 2004     22.77        26.03      4,237.26
                                                                            2005     26.03        27.33      5,334.87
                                                                            2006     27.33        31.33      6,476.43
                                                                            2007     31.33        34.43      4,129.06
                                                                            2008     34.43        21.67      3,384.67
                                                                            2009     21.67        27.73      1,951.59
                                                                            2010     27.73        34.73      2,885.66
                                                                            2011     34.73        34.31      1,159.54
                                                                            2012     34.31        38.60        631.37
                                                                            2013     38.60        53.47        619.96

Loomis Sayles Small Cap Growth Investment Division (Class E)............... 2004      8.87         9.70     21,407.68
                                                                            2005      9.70         9.97     15,213.23
                                                                            2006      9.97        10.77     10,734.67
                                                                            2007     10.77        11.07      8,697.45
                                                                            2008     11.07         6.39      5,407.86
                                                                            2009      6.39         8.16      5,809.87
                                                                            2010      8.16        10.55      8,264.69
                                                                            2011     10.55        10.68     15,974.82
                                                                            2012     10.68        11.66      5,915.05
                                                                            2013     11.66        17.04      6,637.20

Lord Abbett Bond Debenture Investment Division (Class E)................... 2004     12.12        12.90     46,779.36
                                                                            2005     12.90        12.90     39,674.00
                                                                            2006     12.90        13.85     57,821.83
                                                                            2007     13.85        14.54     31,208.97
                                                                            2008     14.54        11.65     24,793.16
                                                                            2009     11.65        15.69     27,964.03
                                                                            2010     15.69        17.44     23,432.64
                                                                            2011     17.44        17.96     17,794.08
                                                                            2012     17.96        19.97     18,154.62
                                                                            2013     19.97        21.23     14,976.03

Met/Artisan Mid Cap Value Investment Division (Class E).................... 2004     29.99        32.38     38,051.70
                                                                            2005     32.38        34.98     37,166.33
                                                                            2006     34.98        38.63     28,597.30
                                                                            2007     38.63        35.34     20,035.21
                                                                            2008     35.34        18.74     11,485.60
                                                                            2009     18.74        26.06      9,615.58
                                                                            2010     26.06        29.45      8,328.95
                                                                            2011     29.45        30.88      7,391.77
                                                                            2012     30.88        33.92      6,926.20
                                                                            2013     33.92        45.59      5,818.83

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division (Class E).................. 2004    $11.39       $12.98      72,807.65
                                                                            2005     12.98        14.32      61,119.82
                                                                            2006     14.32        15.48      46,587.87
                                                                            2007     15.48        16.39      40,786.78
                                                                            2008     16.39        10.26      39,596.61
                                                                            2009     10.26        13.83      26,965.64
                                                                            2010     13.83        17.15      22,277.89
                                                                            2011     17.15        16.51      16,209.28
                                                                            2012     16.51        19.08      15,898.19
                                                                            2013     19.08        24.95      18,181.91

MetLife Stock Index Investment Division (Class E).......................... 2004     33.58        36.45     135,338.06
                                                                            2005     36.45        37.47     109,128.30
                                                                            2006     37.47        42.49      81,941.48
                                                                            2007     42.49        43.91      67,036.12
                                                                            2008     43.91        27.13      57,933.47
                                                                            2009     27.13        33.64      50,321.09
                                                                            2010     33.64        37.92      45,315.65
                                                                            2011     37.92        37.94      35,578.02
                                                                            2012     37.94        43.12      27,759.34
                                                                            2013     43.12        55.92      24,733.72

MFS(R) Research International Investment Division (Class E)................ 2004      9.43        11.10       8,159.69
                                                                            2005     11.10        12.72       6,648.82
                                                                            2006     12.72        15.87      22,985.81
                                                                            2007     15.87        17.70      24,792.65
                                                                            2008     17.70        10.04      23,232.04
                                                                            2009     10.04        13.01      15,702.82
                                                                            2010     13.01        14.27       8,917.94
                                                                            2011     14.27        12.55       5,499.52
                                                                            2012     12.55        14.42       3,273.26
                                                                            2013     14.42        16.93       1,816.93

MFS(R) Total Return Investment Division (Class E) (5/1/2004)............... 2004     35.23        38.24       4,251.94
                                                                            2005     38.24        38.69       7,910.43
                                                                            2006     38.69        42.60       6,982.51
                                                                            2007     42.60        43.63       7,881.47
                                                                            2008     43.63        33.32       7,731.63
                                                                            2009     33.32        38.77       5,617.31
                                                                            2010     38.77        41.88       4,550.38
                                                                            2011     41.88        42.08       3,737.38
                                                                            2012     42.08        46.07       3,504.08
                                                                            2013     46.07        53.79       4,797.06

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)................................. 2004    $11.84       $12.97     113,615.88
                                                                            2005     12.97        12.56      95,288.30
                                                                            2006     12.56        14.57      78,448.29
                                                                            2007     14.57        13.77      57,758.54
                                                                            2008     13.77         8.99      41,589.93
                                                                            2009      8.99        10.67      36,434.56
                                                                            2010     10.67        11.68      31,986.68
                                                                            2011     11.68        11.58      24,985.82
                                                                            2012     11.58        13.25      21,895.84
                                                                            2013     13.25        17.69      28,415.13

MFS(R) Value Investment Division (Class E) (formerly FI Value Leaders
  Investment Division (Class E))........................................... 2004     22.77        25.43       4,129.33
                                                                            2005     25.43        27.65       6,228.53
                                                                            2006     27.65        30.40       8,031.61
                                                                            2007     30.40        31.11       5,063.76
                                                                            2008     31.11        18.66       2,761.25
                                                                            2009     18.66        22.33       2,268.99
                                                                            2010     22.33        25.12       1,973.31
                                                                            2011     25.12        23.16         968.98
                                                                            2012     23.16        26.33         958.50
                                                                            2013     26.33        28.97           0.00

Morgan Stanley Mid Cap Growth Investment Division (Class E)................ 2010     12.73        14.76      20,443.97
                                                                            2011     14.76        13.52      19,654.52
                                                                            2012     13.52        14.56      10,852.11
                                                                            2013     14.56        19.91       9,869.75

Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
  Mid Cap Opportunities Investment Division (Class E))..................... 2004     14.28        16.43      26,607.25
                                                                            2005     16.43        17.25      23,598.05
                                                                            2006     17.25        18.95      23,250.27
                                                                            2007     18.95        20.17      17,824.40
                                                                            2008     20.17         8.85      12,513.78
                                                                            2009      8.85        11.64      10,936.65
                                                                            2010     11.64        12.59           0.00

MSCI EAFE(R) Index Investment Division (Class E)........................... 2004      9.46        11.11     115,105.83
                                                                            2005     11.11        12.35      87,206.62
                                                                            2006     12.35        15.26      84,792.72
                                                                            2007     15.26        16.60      66,211.48
                                                                            2008     16.60         9.44      49,112.93
                                                                            2009      9.44        11.94      37,078.00
                                                                            2010     11.94        12.68      36,125.60
                                                                            2011     12.68        10.90      32,808.89
                                                                            2012     10.90        12.67      25,434.03
                                                                            2013     12.67        15.16      23,026.67

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E)..................... 2004    $15.86       $17.96     100,432.05
                                                                            2005     17.96        18.37      71,401.86
                                                                            2006     18.37        21.08      53,394.82
                                                                            2007     21.08        19.99      38,195.63
                                                                            2008     19.99        12.09      29,997.64
                                                                            2009     12.09        13.43      24,271.17
                                                                            2010     13.43        16.04      25,909.41
                                                                            2011     16.04        16.66      20,778.44
                                                                            2012     16.66        18.01      19,774.42
                                                                            2013     18.01        24.51      15,924.94

Neuberger Berman Genesis Investment Division (Class E) (formerly MLA Mid
  Cap Investment Division (Class E))....................................... 2004     11.99        13.49      21,366.82
                                                                            2005     13.49        14.37      16,054.05
                                                                            2006     14.37        16.22      16,678.76
                                                                            2007     16.22        15.53      19,916.61
                                                                            2008     15.53         9.43       7,689.89
                                                                            2009      9.43        12.70       3,208.28
                                                                            2010     12.70        15.38       3,048.90
                                                                            2011     15.38        14.33       1,490.54
                                                                            2012     14.33        14.86         925.07
                                                                            2013     14.86        16.10           0.00

Oppenheimer Global Equity Investment Division (Class E).................... 2004     12.75        14.56       5,071.74
                                                                            2005     14.56        16.63      11,373.43
                                                                            2006     16.63        19.06      11,057.32
                                                                            2007     19.06        19.93      10,974.17
                                                                            2008     19.93        11.66       7,344.86
                                                                            2009     11.66        16.07       5,991.98
                                                                            2010     16.07        18.35       7,077.84
                                                                            2011     18.35        16.54       5,585.30
                                                                            2012     16.54        19.74       4,452.44
                                                                            2013     19.74        24.72       3,746.91

PIMCO Total Return Investment Division (Class E)........................... 2004     11.51        11.90     129,642.54
                                                                            2005     11.90        11.98     117,484.49
                                                                            2006     11.98        12.33     104,817.34
                                                                            2007     12.33        13.06      81,641.65
                                                                            2008     13.06        12.90      67,345.50
                                                                            2009     12.90        15.00      60,060.17
                                                                            2010     15.00        15.97      63,362.09
                                                                            2011     15.97        16.24      55,000.12
                                                                            2012     16.24        17.45      42,628.68
                                                                            2013     17.45        16.86      29,007.49

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E)........................ 2004    $13.32       $15.40     49,381.26
                                                                            2005     15.40        15.81     33,606.31
                                                                            2006     15.81        18.31     36,172.64
                                                                            2007     18.31        17.71     28,740.09
                                                                            2008     17.71        11.57     35,072.74
                                                                            2009     11.57        14.33     22,981.12
                                                                            2010     14.33        17.84     23,666.40
                                                                            2011     17.84        16.82     14,182.63
                                                                            2012     16.82        19.21     19,647.63
                                                                            2013     19.21        26.14     16,266.63

T. Rowe Price Large Cap Growth Investment Division (Class E)............... 2004     11.07        11.96     25,824.19
                                                                            2005     11.96        12.52     71,171.71
                                                                            2006     12.52        13.91     63,250.49
                                                                            2007     13.91        14.95     43,920.87
                                                                            2008     14.95         8.53     33,263.74
                                                                            2009      8.53        12.02     32,582.66
                                                                            2010     12.02        13.82     33,885.63
                                                                            2011     13.82        13.42     29,735.29
                                                                            2012     13.42        15.69     32,708.78
                                                                            2013     15.69        21.44     10,255.37

T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly RCM
  Technology Investment Division (Class E))................................ 2004      4.57         4.30     69,091.57
                                                                            2005      4.30         4.71     45,966.33
                                                                            2006      4.71         4.88     40,365.66
                                                                            2007      4.88         6.32     69,206.13
                                                                            2008      6.32         3.45     30,019.11
                                                                            2009      3.45         5.41     69,036.54
                                                                            2010      5.41         6.81     63,432.45
                                                                            2011      6.81         6.03     33,521.52
                                                                            2012      6.03         6.67     20,559.51
                                                                            2013      6.67         6.97          0.00

T. Rowe Price Mid Cap Growth Investment Division (Class E)................. 2004      6.10         7.08     36,633.80
                                                                            2005      7.08         7.98     46,792.70
                                                                            2006      7.98         8.35     38,708.87
                                                                            2007      8.35         9.66     58,323.81
                                                                            2008      9.66         5.74     35,760.39
                                                                            2009      5.74         8.21     21,249.23
                                                                            2010      8.21        10.33     29,104.95
                                                                            2011     10.33        10.00     10,738.25
                                                                            2012     10.00        11.20      7,504.13
                                                                            2013     11.20        15.05      7,905.55

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division (Class E)............... 2004    $11.89       $12.98     20,175.49
                                                                            2005     12.98        14.15     18,832.17
                                                                            2006     14.15        14.43     18,951.70
                                                                            2007     14.43        15.57     13,793.22
                                                                            2008     15.57         9.76     13,273.43
                                                                            2009      9.76        13.33     10,256.21
                                                                            2010     13.33        17.66     14,821.77
                                                                            2011     17.66        17.64     12,220.06
                                                                            2012     17.64        20.14      9,697.80
                                                                            2013     20.14        28.59      8,978.43

Western Asset Management Strategic Bond Opportunities Investment Division
  (Class E)................................................................ 2004     18.57        19.45     58,749.91
                                                                            2005     19.45        19.64     57,914.26
                                                                            2006     19.64        20.26     39,654.32
                                                                            2007     20.26        20.70     37,384.92
                                                                            2008     20.70        17.28     19,902.98
                                                                            2009     17.28        22.44     12,885.44
                                                                            2010     22.44        24.86     10,889.90
                                                                            2011     24.86        25.90     10,799.17
                                                                            2012     25.90        28.36     11,210.78
                                                                            2013     28.36        28.15      9,316.45

Western Asset Management U.S Government Investment Division (Class E)...... 2004     15.34        15.51     61,533.63
                                                                            2005     15.51        15.50     52,941.33
                                                                            2006     15.50        15.85     31,199.16
                                                                            2007     15.85        16.24     28,526.17
                                                                            2008     16.24        15.90     18,471.16
                                                                            2009     15.90        16.30     20,551.61
                                                                            2010     16.30        16.94     18,395.01
                                                                            2011     16.94        17.54      8,754.75
                                                                            2012     17.54        17.80      8,295.57
                                                                            2013     17.80        17.38      8,285.92

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.70 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 14.23      $ 14.89     110,668.18
                                                       2007     14.89        15.11     252,107.71
                                                       2008     15.11        13.44     158,993.33
                                                       2009     13.44        14.86     118,527.47
                                                       2010     14.86        15.53      22,969.39
                                                       2011     15.53        16.17         437.67
                                                       2012     16.17        16.73         460.76
                                                       2013     16.73        16.07         139.12

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2004     15.96        18.93     369,097.08
                                                       2005     18.93        23.30     429,939.53
                                                       2006     23.30        28.38     467,603.88
                                                       2007     28.38        33.83     501,389.85
                                                       2008     33.83        15.43     399,490.96
                                                       2009     15.43        24.44     293,090.40
                                                       2010     24.44        29.37     116,062.47
                                                       2011     29.37        23.31       6,031.79
                                                       2012     23.31        27.04       5,112.91
                                                       2013     27.04        34.05       4,376.89

American Funds Growth Investment Division+ (Class 2).. 2004    105.46       116.46     226,287.64
                                                       2005    116.46       132.85     227,880.56
                                                       2006    132.85       143.74     219,738.44
                                                       2007    143.74       158.52     200,783.72
                                                       2008    158.52        87.18     165,466.58
                                                       2009     87.18       119.31     122,803.65
                                                       2010    119.31       139.01      45,720.85
                                                       2011    139.01       130.63       3,657.11
                                                       2012    130.63       151.16       3,242.75
                                                       2013    151.16       193.06       2,350.22

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2004     82.07        88.92     272,765.78
                                                       2005     88.92        92.39     271,138.47
                                                       2006     92.39       104.49     255,679.74
                                                       2007    104.49       107.74     235,028.44
                                                       2008    107.74        65.72     184,407.55
                                                       2009     65.72        84.68     140,511.13
                                                       2010     84.68        92.63      50,052.03
                                                       2011     92.63        89.27       2,562.50
                                                       2012     89.27       102.94       2,207.35
                                                       2013    102.94       134.91       1,214.48

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)................................................. 2004    $11.30       $13.11      168,957.84
                                                             2005     13.11        15.19      185,306.41
                                                             2006     15.19        17.36      191,749.15
                                                             2007     17.36        18.81      173,612.65
                                                             2008     18.81        10.31      149,204.71
                                                             2009     10.31        12.37      106,112.15
                                                             2010     12.37        13.02       32,891.51
                                                             2011     13.02        10.24        6,415.01
                                                             2012     10.24        12.02        5,293.84
                                                             2013     12.02        13.62        5,140.01

Barclays Aggregate Bond Index Investment Division (Class E)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class E))............................ 2004     12.43        12.70    1,702,061.46
                                                             2005     12.70        12.74    1,629,973.65
                                                             2006     12.74        13.01    1,336,727.57
                                                             2007     13.01        13.65    1,217,980.98
                                                             2008     13.65        14.19      851,627.56
                                                             2009     14.19        14.67      669,220.87
                                                             2010     14.67        15.26      235,869.35
                                                             2011     15.26        16.12       23,830.54
                                                             2012     16.12        16.43       23,051.80
                                                             2013     16.43        15.76       22,553.00

BlackRock Bond Income Investment Division (Class E)......... 2004     44.07        45.18      159,875.35
                                                             2005     45.18        45.42      156,764.32
                                                             2006     45.42        46.56      136,626.17
                                                             2007     46.56        48.57      128,409.22
                                                             2008     48.57        46.05      101,609.40
                                                             2009     46.05        49.48       73,626.13
                                                             2010     49.48        52.63       29,992.10
                                                             2011     52.63        55.06        4,856.63
                                                             2012     55.06        58.12        4,503.17
                                                             2013     58.12        56.62        4,226.36

BlackRock Diversified Investment Division (Class E)......... 2004     34.62        36.86      328,679.57
                                                             2005     36.86        37.31      301,648.08
                                                             2006     37.31        40.47      270,681.95
                                                             2007     40.47        42.05      244,966.47
                                                             2008     42.05        31.06      176,707.83
                                                             2009     31.06        35.77      129,889.84
                                                             2010     35.77        38.49       44,679.71
                                                             2011     38.49        39.23        7,277.97
                                                             2012     39.23        43.26        7,158.99
                                                             2013     43.26        51.21        6,244.85

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division*
  (Class E)................................................. 2007    $74.43       $74.98      76,161.42
                                                             2008     74.98        46.25      63,191.81
                                                             2009     46.25        54.25      46,989.76
                                                             2010     54.25        60.09      18,274.57
                                                             2011     60.09        59.25       1,734.74
                                                             2012     59.25        66.17       1,687.86
                                                             2013     66.17        87.35       1,631.88

BlackRock Large Cap Core Investment Division (Class E)
  (formerly BlackRock Large Cap Investment Division
  (Class E))................................................ 2004     57.77        62.87     113,317.00
                                                             2005     62.87        63.95      96,220.84
                                                             2006     63.95        71.62      81,565.90
                                                             2007     71.62        75.06           0.00

BlackRock Large Cap Value Investment Division
  (Class E)................................................. 2004     10.52        11.72     205,632.61
                                                             2005     11.72        12.18     193,829.73
                                                             2006     12.18        14.28     292,964.92
                                                             2007     14.28        14.50     322,628.67
                                                             2008     14.50         9.26     254,520.03
                                                             2009      9.26        10.12     169,802.01
                                                             2010     10.12        10.84      77,715.34
                                                             2011     10.84        10.89       6,770.83
                                                             2012     10.89        12.22       6,484.70
                                                             2013     12.22        15.84       3,659.98

BlackRock Money Market Investment Division (Class E)........ 2004     21.15        20.97      77,164.49
                                                             2005     20.97        21.18      64,536.89
                                                             2006     21.18        21.80      52,857.00
                                                             2007     21.80        22.48      70,573.23
                                                             2008     22.48        22.70      73,386.88
                                                             2009     22.70        22.38      61,070.03
                                                             2010     22.38        22.01      16,445.34
                                                             2011     22.01        21.64           0.00
                                                             2012     21.64        21.27           0.00
                                                             2013     21.27        20.91         685.41

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E))............................ 2004      6.72         7.18     128,012.69
                                                             2005      7.18         8.02     125,711.91
                                                             2006      8.02         7.76     120,597.29
                                                             2007      7.76         7.81      84,001.26
                                                             2008      7.81         4.68      69,283.31
                                                             2009      4.68         6.13      49,275.57
                                                             2010      6.13         7.46      13,401.24
                                                             2011      7.46         7.59       9,351.44
                                                             2012      7.59         8.85       7,879.52
                                                             2013      8.85        12.69       7,248.27

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E))................ 2006    $ 9.23       $ 9.88     142,965.72
                                                              2007      9.88         9.15     125,041.32
                                                              2008      9.15         4.08     122,680.27
                                                              2009      4.08         5.54      79,320.39
                                                              2010      5.54         5.85      46,610.60
                                                              2011      5.85         6.21           0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E) and before that
  MFS(R) Investors Trust Investment Division (Class E))...... 2004      7.70         8.43     131,592.98
                                                              2005      8.43         8.88     144,007.46
                                                              2006      8.88         9.27     142,418.79

Davis Venture Value Investment Division (Class E)............ 2004     27.29        30.09     213,727.47
                                                              2005     30.09        32.58     241,918.06
                                                              2006     32.58        36.65     259,451.17
                                                              2007     36.65        37.63     247,258.35
                                                              2008     37.63        22.39     216,091.31
                                                              2009     22.39        29.02     163,769.45
                                                              2010     29.02        31.91      50,915.62
                                                              2011     31.91        30.06       4,661.06
                                                              2012     30.06        33.30       4,577.37
                                                              2013     33.30        43.72       5,635.16

Frontier Mid Cap Growth Investment Division (Class E)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class E))........................................ 2004     32.55        36.09      85,446.03
                                                              2005     36.09        39.23      75,755.67
                                                              2006     39.23        41.09      56,665.34
                                                              2007     41.09        48.63      60,080.59
                                                              2008     48.63        25.92      49,365.78
                                                              2009     25.92        38.02      40,363.27
                                                              2010     38.02        43.06      13,226.07
                                                              2011     43.06        40.98       2,167.51
                                                              2012     40.98        44.65       2,126.38
                                                              2013     44.65        58.21       1,969.75

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................ 2004    $11.69       $13.88     205,407.95
                                                        2005     13.88        15.59     274,721.74
                                                        2006     15.59        19.77     445,092.22
                                                        2007     19.77        19.24     362,817.99
                                                        2008     19.24        11.19     232,404.70
                                                        2009     11.19        17.09     187,410.49
                                                        2010     17.09        19.57      88,940.37
                                                        2011     19.57        16.53       4,543.96
                                                        2012     16.53        21.00       3,476.91
                                                        2013     21.00        26.98       3,977.64

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E)).................................. 2012     24.71        25.36       4,684.01
                                                        2013     25.36        32.53       2,949.60

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E)).................................. 2004     17.76        21.44     453,847.33
                                                        2005     21.44        23.62     530,789.61
                                                        2006     23.62        25.85     464,939.19
                                                        2007     25.85        26.24     417,721.00
                                                        2008     26.24        13.57     331,195.06
                                                        2009     13.57        19.72     241,478.31
                                                        2010     19.72        24.46     108,644.14
                                                        2011     24.46        22.47       5,244.12
                                                        2012     22.47        24.83           0.00

Invesco Small Cap Growth Investment Division (Class E). 2004     11.56        12.11      45,662.56
                                                        2005     12.11        12.92      44,682.75
                                                        2006     12.92        14.51      40,476.14
                                                        2007     14.51        15.86      47,672.34
                                                        2008     15.86         9.56      41,250.62
                                                        2009      9.56        12.59      25,457.31
                                                        2010     12.59        15.63      11,799.51
                                                        2011     15.63        15.22         853.21
                                                        2012     15.22        17.70         748.52
                                                        2013     17.70        24.43         739.59

Jennison Growth Investment Division (Class E).......... 2005      4.01         4.81     171,031.23
                                                        2006      4.81         4.85     170,050.45
                                                        2007      4.85         5.32     110,664.56
                                                        2008      5.32         3.32     107,506.11
                                                        2009      3.32         4.56      86,652.47
                                                        2010      4.56         5.00      47,150.75
                                                        2011      5.00         4.93      24,461.68
                                                        2012      4.93         5.60      23,627.80
                                                        2013      5.60         7.54           0.00

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))....................................... 2004    $ 4.22       $ 4.34     112,709.98
                                                    2005      4.34         3.97     114,317.78

Loomis Sayles Small Cap Core Investment Division
  (Class E)........................................ 2004     22.66        25.89      45,909.28
                                                    2005     25.89        27.18      44,148.06
                                                    2006     27.18        31.13      61,094.69
                                                    2007     31.13        34.19      70,508.13
                                                    2008     34.19        21.51      56,358.01
                                                    2009     21.51        27.51      41,115.49
                                                    2010     27.51        34.44      13,196.28
                                                    2011     34.44        34.01         277.21
                                                    2012     34.01        38.24         276.59
                                                    2013     38.24        52.95         275.41

Loomis Sayles Small Cap Growth Investment Division
  (Class E)........................................ 2004      8.85         9.68     245,041.76
                                                    2005      9.68         9.94     227,942.71
                                                    2006      9.94        10.74     202,132.37
                                                    2007     10.74        11.03     199,169.79
                                                    2008     11.03         6.36     145,161.35
                                                    2009      6.36         8.13     105,979.60
                                                    2010      8.13        10.50      31,648.03
                                                    2011     10.50        10.63       3,712.97
                                                    2012     10.63        11.59       2,859.67
                                                    2013     11.59        16.93       2,738.15

Lord Abbett Bond Debenture Investment Division
  (Class E)........................................ 2004     12.08        12.85     387,105.11
                                                    2005     12.85        12.84     421,415.83
                                                    2006     12.84        13.78     391,082.87
                                                    2007     13.78        14.46     389,016.48
                                                    2008     14.46        11.58     270,404.08
                                                    2009     11.58        15.59     221,643.90
                                                    2010     15.59        17.32      76,175.61
                                                    2011     17.32        17.83      13,510.07
                                                    2012     17.83        19.81      12,929.85
                                                    2013     19.81        21.05       7,860.71

Met/Artisan Mid Cap Value Investment Division
  (Class E)........................................ 2004     29.83        32.19     350,585.58
                                                    2005     32.19        34.76     353,511.57
                                                    2006     34.76        38.37     304,038.22
                                                    2007     38.37        35.09     262,802.15
                                                    2008     35.09        18.60     205,329.07
                                                    2009     18.60        25.84     143,927.24
                                                    2010     25.84        29.19      57,986.68
                                                    2011     29.19        30.59       5,854.83
                                                    2012     30.59        33.59       5,535.32
                                                    2013     33.59        45.12       3,078.28

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2004    $11.37       $12.95      557,458.64
                                                   2005     12.95        14.29      572,483.55
                                                   2006     14.29        15.43      517,653.36
                                                   2007     15.43        16.33      495,979.59
                                                   2008     16.33        10.22      420,627.54
                                                   2009     10.22        13.76      330,512.23
                                                   2010     13.76        17.06      125,032.82
                                                   2011     17.06        16.42        8,492.30
                                                   2012     16.42        18.96        8,010.51
                                                   2013     18.96        24.79        9,631.30

MetLife Stock Index Investment Division (Class E). 2004     33.35        36.19    1,016,927.27
                                                   2005     36.19        37.18    1,018,080.88
                                                   2006     37.18        42.14      865,584.38
                                                   2007     42.14        43.52      788,687.46
                                                   2008     43.52        26.88      702,361.00
                                                   2009     26.88        33.31      525,828.32
                                                   2010     33.31        37.53      180,318.95
                                                   2011     37.53        37.53       10,320.98
                                                   2012     37.53        42.63        9,268.63
                                                   2013     42.63        55.26        8,264.86

MFS(R) Research International Investment Division
  (Class E)....................................... 2004      9.42        11.08      130,885.31
                                                   2005     11.08        12.69      156,924.95
                                                   2006     12.69        15.83      231,828.09
                                                   2007     15.83        17.64      214,497.93
                                                   2008     17.64        10.00      282,397.59
                                                   2009     10.00        12.95      193,328.78
                                                   2010     12.95        14.20       58,064.28
                                                   2011     14.20        12.48       10,292.84
                                                   2012     12.48        14.33        9,306.75
                                                   2013     14.33        16.82        6,051.69

MFS(R) Total Return Investment Division (Class E)
  (5/1/2004)...................................... 2004     34.93        37.91       57,702.72
                                                   2005     37.91        38.33      124,020.75
                                                   2006     38.33        42.19      132,486.50
                                                   2007     42.19        43.18      145,281.71
                                                   2008     43.18        32.96      120,025.00
                                                   2009     32.96        38.34      109,408.46
                                                   2010     38.34        41.38       87,465.14
                                                   2011     41.38        41.57       54,926.07
                                                   2012     41.57        45.48       31,372.88
                                                   2013     45.48        53.08       23,627.07

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E).................. 2004    $11.81       $12.93     941,616.59
                                                             2005     12.93        12.51     875,618.84
                                                             2006     12.51        14.51     735,640.68
                                                             2007     14.51        13.70     626,330.00
                                                             2008     13.70         8.94     505,198.87
                                                             2009      8.94        10.61     398,298.34
                                                             2010     10.61        11.60     141,606.53
                                                             2011     11.60        11.50      13,536.63
                                                             2012     11.50        13.16      10,894.43
                                                             2013     13.16        17.55      11,832.13

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E))................................................ 2004     22.65        25.29      58,891.73
                                                             2005     25.29        27.48      74,892.27
                                                             2006     27.48        30.20      62,546.05
                                                             2007     30.20        30.89      59,394.89
                                                             2008     30.89        18.51      51,751.67
                                                             2009     18.51        22.14      31,537.64
                                                             2010     22.14        24.90       8,241.59
                                                             2011     24.90        22.94         775.37
                                                             2012     22.94        26.07         492.66
                                                             2013     26.07        28.68           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)................................................. 2010     12.64        14.66      68,015.77
                                                             2011     14.66        13.42      14,912.03
                                                             2012     13.42        14.44      15,079.71
                                                             2013     14.44        19.75       5,895.32

Morgan Stanley Mid Cap Growth Investment Division (Class E)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))................................................ 2004     14.23        16.37     351,650.03
                                                             2005     16.37        17.18     315,807.06
                                                             2006     17.18        18.86     282,601.79
                                                             2007     18.86        20.06     251,053.73
                                                             2008     20.06         8.79     196,081.89
                                                             2009      8.79        11.57     157,938.03
                                                             2010     11.57        12.50           0.00

MSCI EAFE(R) Index Investment Division (Class E)............ 2004      9.43        11.08     720,329.01
                                                             2005     11.08        12.31     704,046.82
                                                             2006     12.31        15.20     594,964.09
                                                             2007     15.20        16.53     557,830.26
                                                             2008     16.53         9.40     522,845.54
                                                             2009      9.40        11.87     389,751.47
                                                             2010     11.87        12.61     149,687.63
                                                             2011     12.61        10.83      13,815.79
                                                             2012     10.83        12.58      13,657.02
                                                             2013     12.58        15.04      11,392.11

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (Class E)............................................ 2004    $15.83       $17.92      990,589.26
                                                        2005     17.92        18.32      884,650.92
                                                        2006     18.32        21.01      728,462.68
                                                        2007     21.01        19.91      639,737.38
                                                        2008     19.91        12.04      507,986.95
                                                        2009     12.04        13.36      374,410.30
                                                        2010     13.36        15.96      163,427.34
                                                        2011     15.96        16.56       12,508.27
                                                        2012     16.56        17.89       11,457.68
                                                        2013     17.89        24.34        8,691.31

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division
  (Class E))........................................... 2004     11.97        13.47      170,397.38
                                                        2005     13.47        14.34      159,693.72
                                                        2006     14.34        16.17      149,216.09
                                                        2007     16.17        15.48      138,997.54
                                                        2008     15.48         9.40      104,889.06
                                                        2009      9.40        12.65       75,988.01
                                                        2010     12.65        15.31       24,237.13
                                                        2011     15.31        14.26        2,528.73
                                                        2012     14.26        14.78        2,334.14
                                                        2013     14.78        16.01            0.00

Oppenheimer Global Equity Investment Division
  (Class E)............................................ 2004     12.70        14.50      141,395.54
                                                        2005     14.50        16.56      165,101.70
                                                        2006     16.56        18.97      181,645.39
                                                        2007     18.97        19.82      179,956.07
                                                        2008     19.82        11.60      152,625.54
                                                        2009     11.60        15.97      118,007.02
                                                        2010     15.97        18.22       48,389.62
                                                        2011     18.22        16.42        2,095.63
                                                        2012     16.42        19.58        1,418.82
                                                        2013     19.58        24.51        1,248.40

PIMCO Total Return Investment Division (Class E)....... 2004     11.50        11.87    1,312,202.22
                                                        2005     11.87        11.95    1,222,076.13
                                                        2006     11.95        12.30    1,081,083.66
                                                        2007     12.30        13.01    1,046,539.28
                                                        2008     13.01        12.85      833,704.05
                                                        2009     12.85        14.93      710,420.02
                                                        2010     14.93        15.89      327,716.81
                                                        2011     15.89        16.15       43,656.93
                                                        2012     16.15        17.35       42,450.47
                                                        2013     17.35        16.75       23,635.48

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E).......... 2004    $13.29       $15.35     465,748.17
                                                              2005     15.35        15.76     482,698.26
                                                              2006     15.76        18.24     458,985.33
                                                              2007     18.24        17.63     381,171.79
                                                              2008     17.63        11.51     291,674.85
                                                              2009     11.51        14.25     201,674.18
                                                              2010     14.25        17.73      65,893.25
                                                              2011     17.73        16.71       3,921.35
                                                              2012     16.71        19.07       3,386.38
                                                              2013     19.07        25.94       4,336.95

T. Rowe Price Large Cap Growth Investment Division
  (Class E).................................................. 2004     11.04        11.92     293,450.40
                                                              2005     11.92        12.47     276,995.23
                                                              2006     12.47        13.86     253,115.43
                                                              2007     13.86        14.88     262,823.16
                                                              2008     14.88         8.49     203,750.53
                                                              2009      8.49        11.95     136,317.47
                                                              2010     11.95        13.74      52,279.44
                                                              2011     13.74        13.34       3,824.35
                                                              2012     13.34        15.58       1,620.51
                                                              2013     15.58        21.28       5,413.24

T. Rowe Price Large Cap Growth Investment Division (Class E)
  (formerly RCM Technology Investment Division
  (Class E))................................................. 2004      4.57         4.29     598,729.31
                                                              2005      4.29         4.70     492,117.51
                                                              2006      4.70         4.86     404,865.60
                                                              2007      4.86         6.30     415,296.64
                                                              2008      6.30         3.44     286,079.64
                                                              2009      3.44         5.39     285,386.45
                                                              2010      5.39         6.78     117,768.66
                                                              2011      6.78         6.00      20,447.02
                                                              2012      6.00         6.63      17,960.73
                                                              2013      6.63         6.93           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).................................................. 2004      6.09         7.07     425,938.60
                                                              2005      7.07         7.96     407,430.08
                                                              2006      7.96         8.32     372,075.20
                                                              2007      8.32         9.63     444,120.13
                                                              2008      9.63         5.71     366,510.86
                                                              2009      5.71         8.17     279,610.80
                                                              2010      8.17        10.28      94,521.02
                                                              2011     10.28         9.94       5,800.75
                                                              2012      9.94        11.13       4,766.25
                                                              2013     11.13        14.96       3,497.29

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2004    $11.85       $12.93     166,959.06
                                                       2005     12.93        14.09     160,464.49
                                                       2006     14.09        14.36     152,219.64
                                                       2007     14.36        15.49     111,542.87
                                                       2008     15.49         9.70     121,234.23
                                                       2009      9.70        13.24     111,855.55
                                                       2010     13.24        17.54      39,294.86
                                                       2011     17.54        17.51       3,848.13
                                                       2012     17.51        19.98       3,430.53
                                                       2013     19.98        28.35       2,080.34

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2004     18.49        19.35     527,932.02
                                                       2005     19.35        19.53     527,773.65
                                                       2006     19.53        20.14     464,358.14
                                                       2007     20.14        20.57     402,565.61
                                                       2008     20.57        17.16     259,083.25
                                                       2009     17.16        22.27     199,266.00
                                                       2010     22.27        24.66      92,245.68
                                                       2011     24.66        25.68       4,280.29
                                                       2012     25.68        28.10       3,919.37
                                                       2013     28.10        27.88       4,351.04

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2004     15.27        15.43     350,140.83
                                                       2005     15.43        15.41     323,413.19
                                                       2006     15.41        15.76     280,486.66
                                                       2007     15.76        16.13     247,563.93
                                                       2008     16.13        15.79     203,692.75
                                                       2009     15.79        16.17     152,817.74
                                                       2010     16.17        16.80      45,704.56
                                                       2011     16.80        17.39       1,865.50
                                                       2012     17.39        17.64       1,830.99
                                                       2013     17.64        17.21       1,956.73

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.75 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 14.17      $ 14.82        366.37
                                                       2007     14.82        15.03      7,044.56
                                                       2008     15.03        13.36      1,550.22
                                                       2009     13.36        14.77      1,713.92
                                                       2010     14.77        15.42      5,326.74
                                                       2011     15.42        16.06      7,836.53
                                                       2012     16.06        16.60     11,103.36
                                                       2013     16.60        15.93      4,154.28

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2004     15.91        18.87     32,210.40
                                                       2005     18.87        23.21     34,001.23
                                                       2006     23.21        28.26     37,575.75
                                                       2007     28.26        33.66     36,898.97
                                                       2008     33.66        15.35     30,590.88
                                                       2009     15.35        24.29     35,349.27
                                                       2010     24.29        29.18     36,509.04
                                                       2011     29.18        23.15     26,183.42
                                                       2012     23.15        26.84     23,925.81
                                                       2013     26.84        33.78     15,973.12

American Funds Growth Investment Division+ (Class 2).. 2004    104.42       115.25     20,010.20
                                                       2005    115.25       131.40     21,095.03
                                                       2006    131.40       142.11     14,704.81
                                                       2007    142.11       156.63     14,216.90
                                                       2008    156.63        86.10     13,079.93
                                                       2009     86.10       117.77     12,310.15
                                                       2010    117.77       137.15     11,978.25
                                                       2011    137.15       128.82     10,288.82
                                                       2012    128.82       148.99      9,372.62
                                                       2013    148.99       190.19      6,918.31

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2004     81.26        88.00     19,915.47
                                                       2005     88.00        91.38     18,399.97
                                                       2006     91.38       103.30     16,270.03
                                                       2007    103.30       106.46     15,894.19
                                                       2008    106.46        64.91     12,181.32
                                                       2009     64.91        83.59     11,930.37
                                                       2010     83.59        91.39     11,880.14
                                                       2011     91.39        88.03     10,850.54
                                                       2012     88.03       101.47      9,830.68
                                                       2013    101.47       132.91      8,455.61

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)................................................. 2004    $11.23       $13.02      32,657.37
                                                             2005     13.02        15.07      37,830.08
                                                             2006     15.07        17.22      29,461.14
                                                             2007     17.22        18.65      17,125.94
                                                             2008     18.65        10.22      13,496.90
                                                             2009     10.22        12.25      15,642.58
                                                             2010     12.25        12.89      13,642.21
                                                             2011     12.89        10.13      11,164.93
                                                             2012     10.13        11.89       9,652.09
                                                             2013     11.89        13.47       6,644.88

Barclays Aggregate Bond Index Investment Division (Class E)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class E))............................ 2004     12.40        12.67     214,084.86
                                                             2005     12.67        12.70     214,835.07
                                                             2006     12.70        12.96     189,479.52
                                                             2007     12.96        13.59     174,075.24
                                                             2008     13.59        14.12     125,344.68
                                                             2009     14.12        14.59     130,721.62
                                                             2010     14.59        15.17     115,470.44
                                                             2011     15.17        16.01     100,907.04
                                                             2012     16.01        16.31      97,490.47
                                                             2013     16.31        15.64     101,190.59

BlackRock Bond Income Investment Division (Class E)......... 2004     43.62        44.69      15,440.31
                                                             2005     44.69        44.91      15,345.62
                                                             2006     44.91        46.01      10,273.58
                                                             2007     46.01        47.98      13,455.88
                                                             2008     47.98        45.46      10,332.44
                                                             2009     45.46        48.83       8,983.21
                                                             2010     48.83        51.91       8,890.48
                                                             2011     51.91        54.28       5,806.32
                                                             2012     54.28        57.27       5,663.66
                                                             2013     57.27        55.76       3,328.11

BlackRock Diversified Investment Division (Class E)......... 2004     34.32        36.52      17,533.44
                                                             2005     36.52        36.94      16,135.32
                                                             2006     36.94        40.06      15,760.25
                                                             2007     40.06        41.60      16,591.57
                                                             2008     41.60        30.71      21,147.34
                                                             2009     30.71        35.35      20,052.77
                                                             2010     35.35        38.02      19,381.48
                                                             2011     38.02        38.74      22,752.54
                                                             2012     38.74        42.69      22,525.34
                                                             2013     42.69        50.51      19,647.83

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division*
  (Class E)................................................. 2007    $73.55       $74.09      4,835.44
                                                             2008     74.09        45.70      3,489.82
                                                             2009     45.70        53.60      3,668.33
                                                             2010     53.60        59.38      4,521.86
                                                             2011     59.38        58.55      3,022.33
                                                             2012     58.55        65.38      2,949.45
                                                             2013     65.38        86.32      2,172.63

BlackRock Large Cap Core Investment Division (Class E)
  (formerly BlackRock Large Cap Investment Division
  (Class E))................................................ 2004     57.18        62.20     12,268.95
                                                             2005     62.20        63.23      8,568.10
                                                             2006     63.23        70.78      7,083.31
                                                             2007     70.78        74.17          0.00

BlackRock Large Cap Value Investment Division
  (Class E)................................................. 2004     10.51        11.71     55,203.09
                                                             2005     11.71        12.16     45,218.23
                                                             2006     12.16        14.25     56,598.05
                                                             2007     14.25        14.46     37,205.09
                                                             2008     14.46         9.23     30,250.35
                                                             2009      9.23        10.08     25,729.21
                                                             2010     10.08        10.80     31,277.91
                                                             2011     10.80        10.84     24,507.96
                                                             2012     10.84        12.15     22,004.11
                                                             2013     12.15        15.75     17,038.97

BlackRock Money Market Investment Division (Class E)........ 2004     20.94        20.75     14,397.06
                                                             2005     20.75        20.95      6,726.55
                                                             2006     20.95        21.54      6,598.21
                                                             2007     21.54        22.21     13,943.82
                                                             2008     22.21        22.41      3,706.66
                                                             2009     22.41        22.09      1,914.64
                                                             2010     22.09        21.71      1,871.34
                                                             2011     21.71        21.33      1,825.96
                                                             2012     21.33        20.96      1,784.26
                                                             2013     20.96        20.60        306.96

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E))............................ 2004      6.71         7.16     37,982.89
                                                             2005      7.16         8.00     37,355.96
                                                             2006      8.00         7.74     25,963.33
                                                             2007      7.74         7.78      1,510.00
                                                             2008      7.78         4.66      1,086.05
                                                             2009      4.66         6.10      1,510.33
                                                             2010      6.10         7.42      1,871.54
                                                             2011      7.42         7.55      9,764.08
                                                             2012      7.55         8.80     11,196.05
                                                             2013      8.80        12.61     12,097.51

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E))................ 2006    $ 9.20       $ 9.84      9,707.66
                                                              2007      9.84         9.11      7,328.14
                                                              2008      9.11         4.06      8,577.38
                                                              2009      4.06         5.51      8,268.48
                                                              2010      5.51         5.81      7,460.99
                                                              2011      5.81         6.17          0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E) and before that
  MFS(R) Investors Trust Investment Division (Class E))...... 2004      7.68         8.40     13,415.67
                                                              2005      8.40         8.85     12,773.23
                                                              2006      8.85         9.24      9,870.97

Davis Venture Value Investment Division (Class E)............ 2004     27.17        29.94     32,146.17
                                                              2005     29.94        32.40     28,348.25
                                                              2006     32.40        36.43     26,891.98
                                                              2007     36.43        37.38     26,961.05
                                                              2008     37.38        22.23     20,513.42
                                                              2009     22.23        28.80     18,962.42
                                                              2010     28.80        31.65     16,020.81
                                                              2011     31.65        29.80     12,467.64
                                                              2012     29.80        33.00     12,599.65
                                                              2013     33.00        43.30     10,975.55

Frontier Mid Cap Growth Investment Division (Class E)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class E))........................................ 2004     32.30        35.79      6,348.02
                                                              2005     35.79        38.88      4,678.86
                                                              2006     38.88        40.71      3,527.37
                                                              2007     40.71        48.16      3,234.78
                                                              2008     48.16        25.65      3,470.02
                                                              2009     25.65        37.61      4,195.27
                                                              2010     37.61        42.57      2,992.10
                                                              2011     42.57        40.50      1,318.17
                                                              2012     40.50        44.10      1,312.80
                                                              2013     44.10        57.46      1,190.73

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................ 2004    $11.68       $13.85      34,650.85
                                                        2005     13.85        15.56      41,855.73
                                                        2006     15.56        19.72      39,538.95
                                                        2007     19.72        19.18      32,222.14
                                                        2008     19.18        11.15      27,179.02
                                                        2009     11.15        17.02      27,520.47
                                                        2010     17.02        19.48      31,488.08
                                                        2011     19.48        16.44      29,320.75
                                                        2012     16.44        20.89      26,458.16
                                                        2013     20.89        26.82      13,425.71

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E)).................................. 2012     24.55        25.18      13,610.29
                                                        2013     25.18        32.29       9,871.36

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E)).................................. 2004     17.71        21.37      29,408.03
                                                        2005     21.37        23.54      34,357.82
                                                        2006     23.54        25.74      34,738.67
                                                        2007     25.74        26.12      25,191.81
                                                        2008     26.12        13.50      16,000.99
                                                        2009     13.50        19.61      17,208.33
                                                        2010     19.61        24.31      19,431.91
                                                        2011     24.31        22.32      16,777.36
                                                        2012     22.32        24.67           0.00

Invesco Small Cap Growth Investment Division (Class E). 2004     11.55        12.09       3,924.92
                                                        2005     12.09        12.89       3,898.14
                                                        2006     12.89        14.47       5,365.87
                                                        2007     14.47        15.81       3,747.57
                                                        2008     15.81         9.52       2,799.41
                                                        2009      9.52        12.53       3,096.27
                                                        2010     12.53        15.56       3,194.39
                                                        2011     15.56        15.14       2,359.81
                                                        2012     15.14        17.60       2,191.91
                                                        2013     17.60        24.28       1,486.56

Jennison Growth Investment Division (Class E).......... 2005      4.00         4.80      52,607.91
                                                        2006      4.80         4.84     101,828.21
                                                        2007      4.84         5.30      86,398.28
                                                        2008      5.30         3.30      60,801.97
                                                        2009      3.30         4.54      53,268.99
                                                        2010      4.54         4.97      53,916.28
                                                        2011      4.97         4.90      47,542.63
                                                        2012      4.90         5.57      48,675.65
                                                        2013      5.57         7.49      18,500.07

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))....................................... 2004    $ 4.21       $ 4.33     52,744.65
                                                    2005      4.33         3.96     52,278.68

Loomis Sayles Small Cap Core Investment Division
  (Class E)........................................ 2004     22.55        25.75      7,869.50
                                                    2005     25.75        27.02      5,428.42
                                                    2006     27.02        30.93      7,759.46
                                                    2007     30.93        33.96      7,648.84
                                                    2008     33.96        21.36      4,330.70
                                                    2009     21.36        27.29      3,063.99
                                                    2010     27.29        34.15      2,610.85
                                                    2011     34.15        33.71      2,838.47
                                                    2012     33.71        37.89      2,619.75
                                                    2013     37.89        52.43      2,479.59

Loomis Sayles Small Cap Growth Investment Division
  (Class E)........................................ 2004      8.84         9.66     31,466.07
                                                    2005      9.66         9.92     82,657.70
                                                    2006      9.92        10.71     52,493.05
                                                    2007     10.71        11.00     28,151.52
                                                    2008     11.00         6.34     23,263.85
                                                    2009      6.34         8.09     22,123.02
                                                    2010      8.09        10.45     24,336.23
                                                    2011     10.45        10.57     18,573.96
                                                    2012     10.57        11.52     17,670.76
                                                    2013     11.52        16.82      8,600.85

Lord Abbett Bond Debenture Investment Division
  (Class E)........................................ 2004     12.04        12.80     26,022.93
                                                    2005     12.80        12.78     25,118.04
                                                    2006     12.78        13.72     27,719.53
                                                    2007     13.72        14.38     24,032.42
                                                    2008     14.38        11.52     16,917.67
                                                    2009     11.52        15.49     20,289.31
                                                    2010     15.49        17.20     16,271.00
                                                    2011     17.20        17.70     15,412.30
                                                    2012     17.70        19.65     13,260.47
                                                    2013     19.65        20.87     14,201.34

Met/Artisan Mid Cap Value Investment Division
  (Class E)........................................ 2004     29.67        32.00     51,842.70
                                                    2005     32.00        34.54     49,013.95
                                                    2006     34.54        38.11     36,024.63
                                                    2007     38.11        34.83     25,878.85
                                                    2008     34.83        18.45     19,926.60
                                                    2009     18.45        25.63     21,464.29
                                                    2010     25.63        28.93     18,295.78
                                                    2011     28.93        30.30     17,626.31
                                                    2012     30.30        33.26     16,744.21
                                                    2013     33.26        44.66      6,971.93

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2004    $11.35       $12.93      67,646.38
                                                   2005     12.93        14.25      58,434.72
                                                   2006     14.25        15.38      58,809.73
                                                   2007     15.38        16.27      48,510.07
                                                   2008     16.27        10.18      34,491.19
                                                   2009     10.18        13.70      33,014.78
                                                   2010     13.70        16.97      35,530.59
                                                   2011     16.97        16.33      37,137.26
                                                   2012     16.33        18.84      31,646.97
                                                   2013     18.84        24.62      28,474.46

MetLife Stock Index Investment Division (Class E). 2004     33.12        35.92     103,328.81
                                                   2005     35.92        36.89     101,768.38
                                                   2006     36.89        41.79      94,586.71
                                                   2007     41.79        43.14      79,108.18
                                                   2008     43.14        26.63      68,076.34
                                                   2009     26.63        32.98      67,296.73
                                                   2010     32.98        37.15      66,098.66
                                                   2011     37.15        37.13      59,594.15
                                                   2012     37.13        42.15      56,196.66
                                                   2013     42.15        54.61      50,289.31

MFS(R) Research International Investment Division
  (Class E)....................................... 2004      9.41        11.06       9,595.61
                                                   2005     11.06        12.66      10,216.81
                                                   2006     12.66        15.78      36,388.15
                                                   2007     15.78        17.58      36,821.03
                                                   2008     17.58         9.96      39,742.06
                                                   2009      9.96        12.89      27,657.16
                                                   2010     12.89        14.13      21,771.08
                                                   2011     14.13        12.41      17,427.67
                                                   2012     12.41        14.25      18,042.53
                                                   2013     14.25        16.71       7,706.89

MFS(R) Total Return Investment Division (Class E)
  (5/1/2004)...................................... 2004     34.63        37.57         720.93
                                                   2005     37.57        37.98       2,111.55
                                                   2006     37.98        41.77       3,022.66
                                                   2007     41.77        42.73       6,662.41
                                                   2008     42.73        32.61      10,151.25
                                                   2009     32.61        37.90       9,731.12
                                                   2010     37.90        40.90      10,501.07
                                                   2011     40.90        41.06       9,867.25
                                                   2012     41.06        44.90      10,088.62
                                                   2013     44.90        52.38       9,533.01

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E).................. 2004    $11.78       $12.89     83,672.91
                                                             2005     12.89        12.47     77,760.42
                                                             2006     12.47        14.45     64,598.15
                                                             2007     14.45        13.64     48,695.41
                                                             2008     13.64         8.90     34,418.14
                                                             2009      8.90        10.55     31,448.93
                                                             2010     10.55        11.53     30,792.36
                                                             2011     11.53        11.43     29,444.97
                                                             2012     11.43        13.07     23,895.07
                                                             2013     13.07        17.42     24,680.37

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E))................................................ 2004     22.53        25.14      1,587.42
                                                             2005     25.14        27.31      6,548.25
                                                             2006     27.31        29.99      7,095.20
                                                             2007     29.99        30.66      1,776.32
                                                             2008     30.66        18.36      1,268.59
                                                             2009     18.36        21.96      1,675.95
                                                             2010     21.96        24.68      1,290.61
                                                             2011     24.68        22.73      1,046.00
                                                             2012     22.73        25.81      1,034.99
                                                             2013     25.81        28.40          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)................................................. 2010     12.56        14.56     14,147.25
                                                             2011     14.56        13.32     10,003.89
                                                             2012     13.32        14.33      7,253.45
                                                             2013     14.33        19.58      5,885.27

Morgan Stanley Mid Cap Growth Investment Division (Class E)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))................................................ 2004     14.18        16.30     30,255.26
                                                             2005     16.30        17.10     29,161.06
                                                             2006     17.10        18.77     22,578.45
                                                             2007     18.77        19.95     14,833.65
                                                             2008     19.95         8.74     13,026.78
                                                             2009      8.74        11.49     10,769.06
                                                             2010     11.49        12.42          0.00

MSCI EAFE(R) Index Investment Division (Class E)............ 2004      9.41        11.04     89,102.11
                                                             2005     11.04        12.27     74,504.10
                                                             2006     12.27        15.14     77,545.05
                                                             2007     15.14        16.45     70,784.08
                                                             2008     16.45         9.35     54,566.45
                                                             2009      9.35        11.81     51,824.35
                                                             2010     11.81        12.53     50,415.25
                                                             2011     12.53        10.76     44,767.52
                                                             2012     10.76        12.49     42,113.60
                                                             2013     12.49        14.93     40,408.95

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (Class E)............................................ 2004    $15.80       $17.88     125,137.37
                                                        2005     17.88        18.27      82,075.51
                                                        2006     18.27        20.94      78,157.11
                                                        2007     20.94        19.84      52,575.77
                                                        2008     19.84        11.99      39,185.93
                                                        2009     11.99        13.30      43,986.51
                                                        2010     13.30        15.87      43,809.47
                                                        2011     15.87        16.47      35,329.58
                                                        2012     16.47        17.78      30,847.44
                                                        2013     17.78        24.18      20,800.11

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division
  (Class E))........................................... 2004     11.96        13.45       9,434.25
                                                        2005     13.45        14.31       6,722.56
                                                        2006     14.31        16.13       3,655.38
                                                        2007     16.13        15.43       4,515.64
                                                        2008     15.43         9.36       2,851.63
                                                        2009      9.36        12.60       3,105.14
                                                        2010     12.60        15.24       2,944.91
                                                        2011     15.24        14.18       2,918.01
                                                        2012     14.18        14.69       2,699.84
                                                        2013     14.69        15.92           0.00

Oppenheimer Global Equity Investment Division
  (Class E)............................................ 2004     12.66        14.45      14,135.84
                                                        2005     14.45        16.49      13,459.92
                                                        2006     16.49        18.88      14,078.39
                                                        2007     18.88        19.72      12,000.04
                                                        2008     19.72        11.53       6,251.01
                                                        2009     11.53        15.87       7,969.05
                                                        2010     15.87        18.10       8,536.35
                                                        2011     18.10        16.29       7,923.97
                                                        2012     16.29        19.43       9,240.71
                                                        2013     19.43        24.30       6,561.50

PIMCO Total Return Investment Division (Class E)....... 2004     11.48        11.85     101,401.69
                                                        2005     11.85        11.92      95,789.48
                                                        2006     11.92        12.26      69,778.52
                                                        2007     12.26        12.97      65,619.78
                                                        2008     12.97        12.80      55,472.33
                                                        2009     12.80        14.87      68,024.78
                                                        2010     14.87        15.81      60,365.18
                                                        2011     15.81        16.06      50,178.33
                                                        2012     16.06        17.25      44,217.73
                                                        2013     17.25        16.64      39,139.96

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E).......... 2004    $13.25       $15.30      41,010.44
                                                              2005     15.30        15.70      35,330.02
                                                              2006     15.70        18.17      30,610.87
                                                              2007     18.17        17.55      21,569.60
                                                              2008     17.55        11.45      15,118.40
                                                              2009     11.45        14.17      14,516.26
                                                              2010     14.17        17.63      17,095.81
                                                              2011     17.63        16.60      16,389.37
                                                              2012     16.60        18.94      14,526.13
                                                              2013     18.94        25.75      12,794.00

T. Rowe Price Large Cap Growth Investment Division
  (Class E).................................................. 2004     11.01        11.88      46,365.22
                                                              2005     11.88        12.43      45,104.21
                                                              2006     12.43        13.80      46,801.80
                                                              2007     13.80        14.82      31,115.85
                                                              2008     14.82         8.45      24,928.76
                                                              2009      8.45        11.89      21,896.67
                                                              2010     11.89        13.66      28,561.12
                                                              2011     13.66        13.25      21,045.06
                                                              2012     13.25        15.47      19,215.70
                                                              2013     15.47        21.12      22,199.51

T. Rowe Price Large Cap Growth Investment Division (Class E)
  (formerly RCM Technology Investment Division
  (Class E))................................................. 2004      4.56         4.29     126,854.19
                                                              2005      4.29         4.68     108,475.16
                                                              2006      4.68         4.85      65,208.91
                                                              2007      4.85         6.28      74,543.57
                                                              2008      6.28         3.42      68,302.81
                                                              2009      3.42         5.36      68,877.56
                                                              2010      5.36         6.74      76,673.23
                                                              2011      6.74         5.96      60,583.81
                                                              2012      5.96         6.59      68,636.10
                                                              2013      6.59         6.88           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).................................................. 2004      6.08         7.05      35,783.95
                                                              2005      7.05         7.94      35,319.40
                                                              2006      7.94         8.30      44,402.06
                                                              2007      8.30         9.59      45,884.34
                                                              2008      9.59         5.69      35,438.52
                                                              2009      5.69         8.13      33,378.65
                                                              2010      8.13        10.23      32,905.60
                                                              2011     10.23         9.89      28,136.36
                                                              2012      9.89        11.06      28,236.11
                                                              2013     11.06        14.86      21,462.08

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2004    $11.81       $12.88     28,700.52
                                                       2005     12.88        14.03     28,152.93
                                                       2006     14.03        14.29     20,522.63
                                                       2007     14.29        15.40      8,873.48
                                                       2008     15.40         9.65      6,601.63
                                                       2009      9.65        13.16      5,869.61
                                                       2010     13.16        17.41      8,301.84
                                                       2011     17.41        17.38      6,846.82
                                                       2012     17.38        19.82      7,126.60
                                                       2013     19.82        28.11      7,529.00

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2004     18.40        19.25     34,624.63
                                                       2005     19.25        19.43     36,476.03
                                                       2006     19.43        20.02     23,569.48
                                                       2007     20.02        20.43     18,993.14
                                                       2008     20.43        17.04     14,582.46
                                                       2009     17.04        22.10     13,118.45
                                                       2010     22.10        24.46     11,249.97
                                                       2011     24.46        25.46     12,899.85
                                                       2012     25.46        27.84     11,918.26
                                                       2013     27.84        27.62     13,673.28

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2004     15.20        15.36     41,984.65
                                                       2005     15.36        15.33     34,445.94
                                                       2006     15.33        15.66     23,937.23
                                                       2007     15.66        16.03     36,764.12
                                                       2008     16.03        15.68     21,302.55
                                                       2009     15.68        16.05     18,582.82
                                                       2010     16.05        16.67     14,088.45
                                                       2011     16.67        17.25      9,759.11
                                                       2012     17.25        17.48      9,219.09
                                                       2013     17.48        17.05      7,225.18

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.80 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 14.10      $ 14.75     11,078.73
                                                       2007     14.75        14.95     28,326.11
                                                       2008     14.95        13.29     11,990.83
                                                       2009     13.29        14.67      4,500.71
                                                       2010     14.67        15.32          1.55
                                                       2011     15.32        15.94          0.00
                                                       2012     15.94        16.47          0.00
                                                       2013     16.47        15.80          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2004     15.87        18.81          0.00
                                                       2005     18.81        23.12     50,476.12
                                                       2006     23.12        28.13     48,084.16
                                                       2007     28.13        33.50     48,905.54
                                                       2008     33.50        15.27     37,984.19
                                                       2009     15.27        24.15     13,590.74
                                                       2010     24.15        29.00          1.25
                                                       2011     29.00        22.99          0.00
                                                       2012     22.99        26.64          0.00
                                                       2013     26.64        33.52          0.00

American Funds Growth Investment Division+ (Class 2).. 2004    103.38       114.05          0.00
                                                       2005    114.05       129.97     37,762.93
                                                       2006    129.97       140.49     33,428.47
                                                       2007    140.49       154.77     30,773.52
                                                       2008    154.77        85.03     26,302.96
                                                       2009     85.03       116.26     14,869.18
                                                       2010    116.26       135.31          0.24
                                                       2011    135.31       127.03          0.00
                                                       2012    127.03       146.85          0.00
                                                       2013    146.85       187.37          0.00
American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2004     80.45        87.08          0.00
                                                       2005     87.08        90.39     36,847.22
                                                       2006     90.39       102.12     32,766.71
                                                       2007    102.12       105.19     29,642.17
                                                       2008    105.19        64.11     28,032.01
                                                       2009     64.11        82.51     17,177.91
                                                       2010     82.51        90.17          2.14
                                                       2011     90.17        86.81          0.00
                                                       2012     86.81       100.01          0.00
                                                       2013    100.01       130.94          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)................................................. 2004    $11.16       $12.93      28,339.03
                                                             2005     12.93        14.96      25,342.92
                                                             2006     14.96        17.09      28,493.39
                                                             2007     17.09        18.50      29,010.54
                                                             2008     18.50        10.13      26,597.52
                                                             2009     10.13        12.14       7,276.01
                                                             2010     12.14        12.76           1.90
                                                             2011     12.76        10.03           0.00
                                                             2012     10.03        11.76           0.00
                                                             2013     11.76        13.32           0.00

Barclays Aggregate Bond Index Investment Division (Class E)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class E))............................ 2004     12.37        12.63     160,937.89
                                                             2005     12.63        12.65     145,025.41
                                                             2006     12.65        12.91     152,282.73
                                                             2007     12.91        13.53     139,511.09
                                                             2008     13.53        14.05      99,282.20
                                                             2009     14.05        14.51      51,903.27
                                                             2010     14.51        15.08           2.16
                                                             2011     15.08        15.91           0.00
                                                             2012     15.91        16.19           0.00
                                                             2013     16.19        15.52           0.00

BlackRock Bond Income Investment Division (Class E)......... 2004     43.17        44.22      27,352.41
                                                             2005     44.22        44.41      28,920.53
                                                             2006     44.41        45.48      27,734.40
                                                             2007     45.48        47.40      27,227.24
                                                             2008     47.40        44.89      20,471.57
                                                             2009     44.89        48.19       1,873.61
                                                             2010     48.19        51.20           4.44
                                                             2011     51.20        53.51           0.00
                                                             2012     53.51        56.43           0.00
                                                             2013     56.43        54.92           0.00

BlackRock Diversified Investment Division (Class E)......... 2004     34.02        36.18      29,583.42
                                                             2005     36.18        36.59      23,569.26
                                                             2006     36.59        39.65      17,060.48
                                                             2007     39.65        41.16      15,523.04
                                                             2008     41.16        30.37      11,170.71
                                                             2009     30.37        34.94       3,996.64
                                                             2010     34.94        37.56           2.84
                                                             2011     37.56        38.24           0.00
                                                             2012     38.24        42.13           0.00
                                                             2013     42.13        49.82           0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division* (Class E)..... 2007    $72.68       $73.17      6,596.08
                                                             2008     73.17        45.09      3,982.82
                                                             2009     45.09        52.83      2,147.25
                                                             2010     52.83        58.46          1.66
                                                             2011     58.46        57.58          0.00
                                                             2012     57.58        64.24          0.00
                                                             2013     64.24        84.73          0.00

BlackRock Large Cap Core Investment Division (Class E)
  (formerly BlackRock Large Cap Investment Division
  (Class E))................................................ 2004     56.59        61.53     12,114.36
                                                             2005     61.53        62.52      9,781.28
                                                             2006     62.52        69.95      6,295.52
                                                             2007     69.95        73.29          0.00

BlackRock Large Cap Value Investment Division (Class E)..... 2004     10.51        11.69     28,767.25
                                                             2005     11.69        12.14     28,964.83
                                                             2006     12.14        14.21     39,442.04
                                                             2007     14.21        14.41     32,913.69
                                                             2008     14.41         9.19     16,109.00
                                                             2009      9.19        10.04      4,186.11
                                                             2010     10.04        10.75          5.77
                                                             2011     10.75        10.78          0.00
                                                             2012     10.78        12.09          0.00
                                                             2013     12.09        15.66          0.00

BlackRock Money Market Investment Division (Class E)........ 2004     20.73        20.53          0.00
                                                             2005     20.53        20.71          0.00
                                                             2006     20.71        21.29          0.00
                                                             2007     21.29        21.94          0.00
                                                             2008     21.94        22.13          0.00
                                                             2009     22.13        21.80          0.00
                                                             2010     21.80        21.41          0.00
                                                             2011     21.41        21.03          0.00
                                                             2012     21.03        20.65          0.00
                                                             2013     20.65        20.28          0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E))............................ 2004      6.70         7.15      6,085.33
                                                             2005      7.15         7.98      5,227.80
                                                             2006      7.98         7.72      5,135.36
                                                             2007      7.72         7.75      4,436.92
                                                             2008      7.75         4.64      2,745.18
                                                             2009      4.64         6.08        890.83
                                                             2010      6.08         7.39         10.10
                                                             2011      7.39         7.51          0.00
                                                             2012      7.51         8.75          0.00
                                                             2013      8.75        12.53          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E))................ 2006    $ 9.17       $ 9.80     108,987.74
                                                              2007      9.80         9.07     109,398.12
                                                              2008      9.07         4.04     110,782.18
                                                              2009      4.04         5.48     104,447.77
                                                              2010      5.48         5.78           1.31
                                                              2011      5.78         6.14           0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E) and before that
  MFS(R) Investors Trust Investment Division (Class E))...... 2004      7.67         8.38     117,348.74
                                                              2005      8.38         8.82     108,896.99
                                                              2006      8.82         9.21     108,721.48

Davis Venture Value Investment Division (Class E)............ 2004     27.04        29.78      43,083.43
                                                              2005     29.78        32.22      50,363.72
                                                              2006     32.22        36.21      57,658.41
                                                              2007     36.21        37.13      52,841.38
                                                              2008     37.13        22.08      49,989.04
                                                              2009     22.08        28.59      30,967.02
                                                              2010     28.59        31.39           1.62
                                                              2011     31.39        29.55           0.00
                                                              2012     29.55        32.70           0.00
                                                              2013     32.70        42.89           0.00

Frontier Mid Cap Growth Investment Division (Class E)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class E))........................................ 2004     32.05        35.50      12,059.65
                                                              2005     35.50        38.54      10,541.44
                                                              2006     38.54        40.33       6,842.26
                                                              2007     40.33        47.68       6,992.79
                                                              2008     47.68        25.39       5,777.75
                                                              2009     25.39        37.20       4,010.31
                                                              2010     37.20        42.09           0.26
                                                              2011     42.09        40.03           0.00
                                                              2012     40.03        43.56           0.00
                                                              2013     43.56        56.73           0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................... 2004    $11.67       $13.83      17,894.61
                                                           2005     13.83        15.53      27,126.37
                                                           2006     15.53        19.67      45,874.36
                                                           2007     19.67        19.12      28,386.07
                                                           2008     19.12        11.11      19,273.62
                                                           2009     11.11        16.95       5,226.73
                                                           2010     16.95        19.39           3.98
                                                           2011     19.39        16.36           0.00
                                                           2012     16.36        20.77           0.00
                                                           2013     20.77        26.65           0.00

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2012     24.38        25.01           0.00
                                                           2013     25.01        32.04           0.00

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2004     17.67        21.31      98,462.11
                                                           2005     21.31        23.46     107,470.16
                                                           2006     23.46        25.64      90,273.43
                                                           2007     25.64        26.00      92,906.71
                                                           2008     26.00        13.43      85,426.08
                                                           2009     13.43        19.50      52,665.71
                                                           2010     19.50        24.16           3.18
                                                           2011     24.16        22.18           0.00
                                                           2012     22.18        24.50           0.00

Invesco Small Cap Growth Investment Division (Class E).... 2004     11.53        12.07      20,763.27
                                                           2005     12.07        12.86      20,416.74
                                                           2006     12.86        14.43      17,594.89
                                                           2007     14.43        15.76      14,744.86
                                                           2008     15.76         9.49       7,632.24
                                                           2009      9.49        12.48       5,613.31
                                                           2010     12.48        15.49           4.59
                                                           2011     15.49        15.06           0.00
                                                           2012     15.06        17.50           0.00
                                                           2013     17.50        24.13           0.00

Jennison Growth Investment Division (Class E)............. 2005      3.99         4.78      45,372.85
                                                           2006      4.78         4.82      39,376.17
                                                           2007      4.82         5.28      38,796.43
                                                           2008      5.28         3.29      26,036.44
                                                           2009      3.29         4.52       1,073.48
                                                           2010      4.52         4.95          11.84
                                                           2011      4.95         4.87           0.00
                                                           2012      4.87         5.53           0.00
                                                           2013      5.53         7.44           0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))............................................ 2004    $ 4.21       $ 4.32     40,694.70
                                                         2005      4.32         3.95     40,675.99

Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2004     22.44        25.61      2,256.23
                                                         2005     25.61        26.86      1,844.68
                                                         2006     26.86        30.74      2,132.31
                                                         2007     30.74        33.73      2,727.85
                                                         2008     33.73        21.20      2,402.54
                                                         2009     21.20        27.08      1,931.44
                                                         2010     27.08        33.87          1.20
                                                         2011     33.87        33.41          0.00
                                                         2012     33.41        37.53          0.00
                                                         2013     37.53        51.92          0.00

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2004      8.83         9.65     32,953.14
                                                         2005      9.65         9.90     26,405.22
                                                         2006      9.90        10.68     22,498.07
                                                         2007     10.68        10.96     19,778.24
                                                         2008     10.96         6.31     14,201.82
                                                         2009      6.31         8.06      8,608.86
                                                         2010      8.06        10.40          4.49
                                                         2011     10.40        10.51          0.00
                                                         2012     10.51        11.46          0.00
                                                         2013     11.46        16.72          0.00

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2004     12.00        12.75     33,886.01
                                                         2005     12.75        12.73     31,329.92
                                                         2006     12.73        13.65     31,625.30
                                                         2007     13.65        14.31     31,131.93
                                                         2008     14.31        11.45     23,497.54
                                                         2009     11.45        15.39      7,824.08
                                                         2010     15.39        17.09         10.93
                                                         2011     17.09        17.57          0.00
                                                         2012     17.57        19.50          0.00
                                                         2013     19.50        20.70          0.00

Met/Artisan Mid Cap Value Investment Division (Class E). 2004     29.51        31.82     72,274.83
                                                         2005     31.82        34.32     65,042.36
                                                         2006     34.32        37.85     62,213.57
                                                         2007     37.85        34.57     52,866.08
                                                         2008     34.57        18.31     44,421.14
                                                         2009     18.31        25.41     32,968.42
                                                         2010     25.41        28.67          5.61
                                                         2011     28.67        30.02          0.00
                                                         2012     30.02        32.93          0.00
                                                         2013     32.93        44.20          0.00

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2004    $11.33       $12.90      68,381.95
                                                   2005     12.90        14.21      58,401.15
                                                   2006     14.21        15.33      55,706.01
                                                   2007     15.33        16.21      54,535.88
                                                   2008     16.21        10.13      44,825.27
                                                   2009     10.13        13.63      22,542.98
                                                   2010     13.63        16.88           0.60
                                                   2011     16.88        16.23           0.00
                                                   2012     16.23        18.72           0.00
                                                   2013     18.72        24.45           0.00

MetLife Stock Index Investment Division (Class E). 2004     32.89        35.66     118,801.55
                                                   2005     35.66        36.60      89,671.46
                                                   2006     36.60        41.44      74,942.80
                                                   2007     41.44        42.76      71,195.33
                                                   2008     42.76        26.38      67,227.31
                                                   2009     26.38        32.66      32,517.22
                                                   2010     32.66        36.76           6.15
                                                   2011     36.76        36.73           0.00
                                                   2012     36.73        41.68           0.00
                                                   2013     41.68        53.96           0.00

MFS(R) Research International Investment Division
  (Class E)....................................... 2004      9.39        11.04      41,768.42
                                                   2005     11.04        12.63      27,894.46
                                                   2006     12.63        15.73      28,180.50
                                                   2007     15.73        17.52      40,426.07
                                                   2008     17.52         9.92      34,273.06
                                                   2009      9.92        12.84       9,974.12
                                                   2010     12.84        14.06           4.26
                                                   2011     14.06        12.35           0.00
                                                   2012     12.35        14.17           0.00
                                                   2013     14.17        16.61           0.00

MFS(R) Total Return Investment Division (Class E)
  (5/1/2004)...................................... 2004     34.34        37.24           0.00
                                                   2005     37.24        37.62       1,263.35
                                                   2006     37.62        41.36       2,345.10
                                                   2007     41.36        42.29       2,946.81
                                                   2008     42.29        32.25         653.80
                                                   2009     32.25        37.48       5,237.64
                                                   2010     37.48        40.42      14,775.03
                                                   2011     40.42        40.55      14,138.39
                                                   2012     40.55        44.33      14,395.49
                                                   2013     44.33        51.68      12,913.80

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E).................. 2004    $11.75       $12.85     191,141.96
                                                             2005     12.85        12.42     179,104.51
                                                             2006     12.42        14.39     131,825.95
                                                             2007     14.39        13.58     112,403.00
                                                             2008     13.58         8.85     102,276.68
                                                             2009      8.85        10.49      64,032.08
                                                             2010     10.49        11.46          17.51
                                                             2011     11.46        11.35           0.00
                                                             2012     11.35        12.98           0.00
                                                             2013     12.98        17.29           0.00

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E))................................................ 2004     22.41        24.99       3,475.82
                                                             2005     24.99        27.13       4,709.99
                                                             2006     27.13        29.79       4,285.98
                                                             2007     29.79        30.44       3,397.64
                                                             2008     30.44        18.22       3,213.20
                                                             2009     18.22        21.77       1,729.53
                                                             2010     21.77        24.46           1.21
                                                             2011     24.46        22.52           0.00
                                                             2012     22.52        25.56           0.00
                                                             2013     25.56        28.11           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)................................................. 2010     12.48        14.46           1.58
                                                             2011     14.46        13.22           0.00
                                                             2012     13.22        14.22           0.00
                                                             2013     14.22        19.42           0.00

Morgan Stanley Mid Cap Growth Investment Division (Class E)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))................................................ 2004     14.13        16.24      21,466.02
                                                             2005     16.24        17.02      19,312.77
                                                             2006     17.02        18.68      15,874.21
                                                             2007     18.68        19.84      16,521.86
                                                             2008     19.84         8.69      13,140.83
                                                             2009      8.69        11.42       3,513.99
                                                             2010     11.42        12.34           0.00

MSCI EAFE(R) Index Investment Division (Class E)............ 2004      9.38        11.01     115,802.07
                                                             2005     11.01        12.22      84,285.99
                                                             2006     12.22        15.08      71,440.05
                                                             2007     15.08        16.38      60,548.48
                                                             2008     16.38         9.30      60,944.57
                                                             2009      9.30        11.74      22,254.17
                                                             2010     11.74        12.45           2.09
                                                             2011     12.45        10.69           0.00
                                                             2012     10.69        12.40           0.00
                                                             2013     12.40        14.82           0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2004    $15.77       $17.84     131,251.05
                                                         2005     17.84        18.22     107,057.96
                                                         2006     18.22        20.87      83,495.52
                                                         2007     20.87        19.76      72,555.51
                                                         2008     19.76        11.93      58,330.67
                                                         2009     11.93        13.24      16,037.89
                                                         2010     13.24        15.79           5.37
                                                         2011     15.79        16.37           0.00
                                                         2012     16.37        17.67           0.00
                                                         2013     17.67        24.02           0.00

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2004     11.95        13.43      10,054.92
                                                         2005     13.43        14.28       9,683.75
                                                         2006     14.28        16.09       7,740.24
                                                         2007     16.09        15.38      10,364.86
                                                         2008     15.38         9.33       8,474.42
                                                         2009      9.33        12.55      10,497.61
                                                         2010     12.55        15.17           2.49
                                                         2011     15.17        14.11           0.00
                                                         2012     14.11        14.61           0.00
                                                         2013     14.61        15.82           0.00

Oppenheimer Global Equity Investment Division (Class E). 2004     12.62        14.39      20,725.47
                                                         2005     14.39        16.41      16,532.53
                                                         2006     16.41        18.78      13,384.48
                                                         2007     18.78        19.61      11,164.26
                                                         2008     19.61        11.46       7,183.80
                                                         2009     11.46        15.76       2,575.02
                                                         2010     15.76        17.97           2.59
                                                         2011     17.97        16.17           0.00
                                                         2012     16.17        19.28           0.00
                                                         2013     19.28        24.10           0.00

PIMCO Total Return Investment Division (Class E)........ 2004     11.46        11.83     121,208.87
                                                         2005     11.83        11.89     132,290.87
                                                         2006     11.89        12.22      86,819.21
                                                         2007     12.22        12.92      85,529.56
                                                         2008     12.92        12.75      64,861.22
                                                         2009     12.75        14.80      38,175.44
                                                         2010     14.80        15.74          16.90
                                                         2011     15.74        15.98           0.00
                                                         2012     15.98        17.15           0.00
                                                         2013     17.15        16.53           0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E).......... 2004    $13.22       $15.26      57,531.84
                                                              2005     15.26        15.65      63,815.41
                                                              2006     15.65        18.09      40,652.10
                                                              2007     18.09        17.47      36,665.05
                                                              2008     17.47        11.40      29,346.53
                                                              2009     11.40        14.09      11,232.68
                                                              2010     14.09        17.52           4.74
                                                              2011     17.52        16.49           0.00
                                                              2012     16.49        18.80           0.00
                                                              2013     18.80        25.55           0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class E).................................................. 2004     10.99        11.85      52,958.89
                                                              2005     11.85        12.39      49,905.75
                                                              2006     12.39        13.74      46,920.80
                                                              2007     13.74        14.75      42,347.35
                                                              2008     14.75         8.41      32,130.33
                                                              2009      8.41        11.82      12,181.06
                                                              2010     11.82        13.57           3.76
                                                              2011     13.57        13.16           0.00
                                                              2012     13.16        15.36           0.00
                                                              2013     15.36        20.96           0.00

T. Rowe Price Large Cap Growth Investment Division (Class E)
  (formerly RCM Technology Investment Division
  (Class E))................................................. 2004      4.55         4.28      45,287.82
                                                              2005      4.28         4.67      42,402.55
                                                              2006      4.67         4.83      36,122.67
                                                              2007      4.83         6.26      32,236.44
                                                              2008      6.26         3.41      19,879.06
                                                              2009      3.41         5.34      16,828.23
                                                              2010      5.34         6.71           6.74
                                                              2011      6.71         5.93           0.00
                                                              2012      5.93         6.55           0.00
                                                              2013      6.55         6.84           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).................................................. 2004      6.07         7.04      94,743.41
                                                              2005      7.04         7.92     106,030.37
                                                              2006      7.92         8.28      59,308.89
                                                              2007      8.28         9.56      85,597.20
                                                              2008      9.56         5.67      46,095.52
                                                              2009      5.67         8.10      17,288.78
                                                              2010      8.10        10.18           3.24
                                                              2011     10.18         9.83           0.00
                                                              2012      9.83        11.00           0.00
                                                              2013     11.00        14.76           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2004    $11.77       $12.83     27,130.09
                                                       2005     12.83        13.97     26,757.08
                                                       2006     13.97        14.22     25,726.37
                                                       2007     14.22        15.32     23,752.75
                                                       2008     15.32         9.59     15,505.76
                                                       2009      9.59        13.07      4,070.27
                                                       2010     13.07        17.29          8.72
                                                       2011     17.29        17.25          0.00
                                                       2012     17.25        19.66          0.00
                                                       2013     19.66        27.88          0.00

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2004     18.32        19.15     31,916.01
                                                       2005     19.15        19.32     48,019.14
                                                       2006     19.32        19.89     45,738.69
                                                       2007     19.89        20.30     39,084.69
                                                       2008     20.30        16.92     18,210.54
                                                       2009     16.92        21.93      9,578.61
                                                       2010     21.93        24.26          1.94
                                                       2011     24.26        25.24          0.00
                                                       2012     25.24        27.59          0.00
                                                       2013     27.59        27.35          0.00

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2004     15.13        15.28     39,518.29
                                                       2005     15.28        15.24     38,078.20
                                                       2006     15.24        15.57     33,343.12
                                                       2007     15.57        15.92     25,692.15
                                                       2008     15.92        15.57     18,130.04
                                                       2009     15.57        15.93      8,153.37
                                                       2010     15.93        16.53          3.89
                                                       2011     16.53        17.10          0.00
                                                       2012     17.10        17.32          0.00
                                                       2013     17.32        16.88          0.00

                                           GROUP I--PREFERENCE PLUS SELECT
                                        E SHARE AND AMERICAN FUNDS(R) CLASS 2
                                             1.85 SEPARATE ACCOUNT CHARGE

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006).............. 2006   $ 14.04      $ 14.68        285.76
                                                                            2007     14.68        14.87      2,966.80
                                                                            2008     14.87        13.21      5,323.72
                                                                            2009     13.21        14.58      5,861.01
                                                                            2010     14.58        15.21     11,666.92
                                                                            2011     15.21        15.82      6,677.55
                                                                            2012     15.82        16.34      6,740.41
                                                                            2013     16.34        15.67      6,364.76

American Funds Global Small Capitalization Investment Division+ (Class 2).. 2004     15.82        18.75     35,175.14
                                                                            2005     18.75        23.04     41,539.10
                                                                            2006     23.04        28.01     76,385.21
                                                                            2007     28.01        33.34     66,717.75
                                                                            2008     33.34        15.18     60,337.00
                                                                            2009     15.18        24.01     55,245.60
                                                                            2010     24.01        28.81     65,640.24
                                                                            2011     28.81        22.83     52,057.82
                                                                            2012     22.83        26.45     49,747.37
                                                                            2013     26.45        33.26     47,742.34

American Funds Growth Investment Division+ (Class 2)....................... 2004    102.36       112.86     20,523.05
                                                                            2005    112.86       128.55     19,557.50
                                                                            2006    128.55       138.89     18,383.62
                                                                            2007    138.89       152.93     16,417.04
                                                                            2008    152.93        83.98     14,835.46
                                                                            2009     83.98       114.76     13,657.62
                                                                            2010    114.76       133.51     17,941.24
                                                                            2011    133.51       125.27     13,126.35
                                                                            2012    125.27       144.74     12,739.62
                                                                            2013    144.74       184.59     11,411.71

American Funds Growth-Income Investment Division+ (Class 2)................ 2004     79.66        86.18     28,078.77
                                                                            2005     86.18        89.40     20,444.99
                                                                            2006     89.40       100.96     18,095.73
                                                                            2007    100.96       103.94     16,950.80
                                                                            2008    103.94        63.31     13,873.69
                                                                            2009     63.31        81.45     12,956.38
                                                                            2010     81.45        88.96     18,114.74
                                                                            2011     88.96        85.61     14,345.28
                                                                            2012     85.61        98.57     13,169.67
                                                                            2013     98.57       128.99     11,922.99

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division (Class E).......... 2004    $11.09       $12.84       6,372.07
                                                                            2005     12.84        14.85       9,346.37
                                                                            2006     14.85        16.96      14,776.72
                                                                            2007     16.96        18.34      18,467.12
                                                                            2008     18.34        10.04      17,770.84
                                                                            2009     10.04        12.03      12,871.02
                                                                            2010     12.03        12.64      11,608.29
                                                                            2011     12.64         9.93       8,632.39
                                                                            2012      9.93        11.63       6,623.36
                                                                            2013     11.63        13.17       6,288.13

Barclays Aggregate Bond Index Investment Division (Class E) (formerly
  Barclays Capital Aggregate Bond Index Investment Division (Class E))..... 2004     12.34        12.59     171,181.28
                                                                            2005     12.59        12.61     160,102.82
                                                                            2006     12.61        12.86     139,979.46
                                                                            2007     12.86        13.47     131,688.50
                                                                            2008     13.47        13.98     104,043.86
                                                                            2009     13.98        14.43      90,102.38
                                                                            2010     14.43        14.99     114,344.15
                                                                            2011     14.99        15.80     105,945.66
                                                                            2012     15.80        16.08      94,732.26
                                                                            2013     16.08        15.40      95,703.56

BlackRock Bond Income Investment Division (Class E)........................ 2004     42.73        43.74      25,563.56
                                                                            2005     43.74        43.91      14,215.57
                                                                            2006     43.91        44.94      13,307.82
                                                                            2007     44.94        46.82      20,624.84
                                                                            2008     46.82        44.32      12,896.03
                                                                            2009     44.32        47.55      11,821.24
                                                                            2010     47.55        50.50      13,337.57
                                                                            2011     50.50        52.75       9,226.44
                                                                            2012     52.75        55.60       5,335.98
                                                                            2013     55.60        54.09       4,668.76

BlackRock Diversified Investment Division (Class E)........................ 2004     33.73        35.85      25,735.63
                                                                            2005     35.85        36.23      28,451.08
                                                                            2006     36.23        39.24      21,678.25
                                                                            2007     39.24        40.72      20,073.29
                                                                            2008     40.72        30.03      20,927.10
                                                                            2009     30.03        34.53      19,810.85
                                                                            2010     34.53        37.10      33,478.61
                                                                            2011     37.10        37.76      28,351.55
                                                                            2012     37.76        41.58      27,190.63
                                                                            2013     41.58        49.14      26,293.83

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division* (Class E).................... 2007    $71.82       $72.27      6,132.85
                                                                            2008     72.27        44.51      4,951.05
                                                                            2009     44.51        52.13      3,998.29
                                                                            2010     52.13        57.66      5,376.30
                                                                            2011     57.66        56.77      4,431.32
                                                                            2012     56.77        63.30      3,706.62
                                                                            2013     63.30        83.44      2,101.83

BlackRock Large Cap Core Investment Division (Class E) (formerly BlackRock
  Large Cap Investment Division (Class E))................................. 2004     56.01        60.87     10,013.36
                                                                            2005     60.87        61.82      8,337.32
                                                                            2006     61.82        69.14      7,240.96
                                                                            2007     69.14        72.42          0.00

BlackRock Large Cap Value Investment Division (Class E).................... 2004     10.50        11.68     32,971.81
                                                                            2005     11.68        12.12     32,531.60
                                                                            2006     12.12        14.18     41,217.36
                                                                            2007     14.18        14.37     36,217.61
                                                                            2008     14.37         9.16     25,717.55
                                                                            2009      9.16        10.00     22,067.34
                                                                            2010     10.00        10.70     26,798.81
                                                                            2011     10.70        10.73     21,352.88
                                                                            2012     10.73        12.02     25,488.59
                                                                            2013     12.02        15.57     23,336.92

BlackRock Money Market Investment Division (Class E)....................... 2004     20.52        20.31     17,399.33
                                                                            2005     20.31        20.48     15,285.58
                                                                            2006     20.48        21.04      5,782.47
                                                                            2007     21.04        21.67      4,700.57
                                                                            2008     21.67        21.85      6,610.48
                                                                            2009     21.85        21.51     13,324.06
                                                                            2010     21.51        21.12      9,360.95
                                                                            2011     21.12        20.73      5,640.48
                                                                            2012     20.73        20.35      5,808.19
                                                                            2013     20.35        19.98      5,497.52

ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
  Mason ClearBridge Aggressive Growth Investment Division (Class E))....... 2004      6.70         7.14     10,008.87
                                                                            2005      7.14         7.97     10,463.75
                                                                            2006      7.97         7.69      8,597.02
                                                                            2007      7.69         7.73      6,076.74
                                                                            2008      7.73         4.62      9,764.62
                                                                            2009      4.62         6.05      9,405.48
                                                                            2010      6.05         7.35     11,922.11
                                                                            2011      7.35         7.47     25,251.11
                                                                            2012      7.47         8.70     30,175.93
                                                                            2013      8.70        12.45     27,199.39

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
  Mason ClearBridge Aggressive Growth Investment Division (Class E) and
  before that Legg Mason Value Equity Investment Division (Class E))....... 2006    $ 9.13       $ 9.77      3,911.20
                                                                            2007      9.77         9.03      4,743.52
                                                                            2008      9.03         4.02      1,836.51
                                                                            2009      4.02         5.45        491.98
                                                                            2010      5.45         5.75        642.16
                                                                            2011      5.75         6.10          0.00

ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg
  Mason ClearBridge Aggressive Growth Investment Division (Class E) and
  before that Legg Mason Value Equity Investment Division (Class E) and
  before that MFS(R) Investors Trust Investment Division (Class E))........ 2004      7.65         8.36      4,289.97
                                                                            2005      8.36         8.79      3,574.99
                                                                            2006      8.79         9.17      3,334.78

Davis Venture Value Investment Division (Class E).......................... 2004     26.92        29.63     15,500.44
                                                                            2005     29.63        32.04     15,937.08
                                                                            2006     32.04        35.99     17,394.56
                                                                            2007     35.99        36.89     16,599.66
                                                                            2008     36.89        21.92     13,555.01
                                                                            2009     21.92        28.37     11,593.58
                                                                            2010     28.37        31.14     16,518.54
                                                                            2011     31.14        29.29     13,995.82
                                                                            2012     29.29        32.41     23,745.76
                                                                            2013     32.41        42.48     22,704.19

Frontier Mid Cap Growth Investment Division (Class E) (formerly BlackRock
  Aggressive Growth Investment Division (Class E))......................... 2004     31.79        35.20      6,719.22
                                                                            2005     35.20        38.20      4,043.86
                                                                            2006     38.20        39.96     12,244.97
                                                                            2007     39.96        47.22      7,191.33
                                                                            2008     47.22        25.13      8,198.16
                                                                            2009     25.13        36.80      6,046.80
                                                                            2010     36.80        41.62      7,281.18
                                                                            2011     41.62        39.55      7,040.17
                                                                            2012     39.55        43.03      6,220.61
                                                                            2013     43.03        56.01      5,626.20

Harris Oakmark International Investment Division (Class E)................. 2004     11.66        13.81     18,761.62
                                                                            2005     13.81        15.49     21,405.85
                                                                            2006     15.49        19.62     37,922.17
                                                                            2007     19.62        19.07     34,317.06
                                                                            2008     19.07        11.07     19,156.17
                                                                            2009     11.07        16.88     19,058.27
                                                                            2010     16.88        19.30     20,133.35
                                                                            2011     19.30        16.27     18,376.93
                                                                            2012     16.27        20.65     16,656.48
                                                                            2013     20.65        26.49     16,772.99

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class E) (formerly Lord Abbett
  Mid Cap Value Investment Division (Class E))............................. 2012    $24.22       $24.83     44,581.12
                                                                            2013     24.83        31.80     46,678.38

Invesco Mid Cap Value Investment Division (Class E) (formerly Lord Abbett
  Mid Cap Value Investment Division (Class E))............................. 2004     17.62        21.24     59,079.76
                                                                            2005     21.24        23.37     77,812.63
                                                                            2006     23.37        25.53     71,512.90
                                                                            2007     25.53        25.88     61,609.83
                                                                            2008     25.88        13.36     53,391.33
                                                                            2009     13.36        19.39     51,407.72
                                                                            2010     19.39        24.02     64,852.37
                                                                            2011     24.02        22.03     59,897.09
                                                                            2012     22.03        24.34          0.00

Invesco Small Cap Growth Investment Division (Class E)..................... 2004     11.52        12.05      5,484.99
                                                                            2005     12.05        12.83      5,359.32
                                                                            2006     12.83        14.39      9,891.28
                                                                            2007     14.39        15.71      5,766.17
                                                                            2008     15.71         9.45      6,251.83
                                                                            2009      9.45        12.43      5,527.91
                                                                            2010     12.43        15.42      7,797.63
                                                                            2011     15.42        14.98      3,263.07
                                                                            2012     14.98        17.41      3,195.12
                                                                            2013     17.41        23.98      3,082.05

Jennison Growth Investment Division (Class E).............................. 2005      3.98         4.77     16,188.24
                                                                            2006      4.77         4.80     15,352.54
                                                                            2007      4.80         5.26     13,338.99
                                                                            2008      5.26         3.27      4,472.86
                                                                            2009      3.27         4.50      3,487.75
                                                                            2010      4.50         4.92     22,776.75
                                                                            2011      4.92         4.84     20,679.95
                                                                            2012      4.84         5.50     25,657.47
                                                                            2013      5.50         7.39     14,855.89

Jennison Growth Investment Division (Class E) (formerly Met/Putnam Voyager
  Investment Division (Class E))........................................... 2004      4.20         4.31     17,382.06
                                                                            2005      4.31         3.94     17,670.96

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class E)................. 2004    $22.33       $25.48      3,460.40
                                                                            2005     25.48        26.70      3,613.34
                                                                            2006     26.70        30.54      6,980.67
                                                                            2007     30.54        33.50      7,310.03
                                                                            2008     33.50        21.04      5,202.60
                                                                            2009     21.04        26.87      4,225.14
                                                                            2010     26.87        33.59      6,387.12
                                                                            2011     33.59        33.12      3,481.37
                                                                            2012     33.12        37.19      3,074.27
                                                                            2013     37.19        51.41      2,797.30

Loomis Sayles Small Cap Growth Investment Division (Class E)............... 2004      8.82         9.63     10,060.58
                                                                            2005      9.63         9.87      9,320.83
                                                                            2006      9.87        10.65      8,812.48
                                                                            2007     10.65        10.92      9,436.31
                                                                            2008     10.92         6.29      6,159.24
                                                                            2009      6.29         8.02      4,504.66
                                                                            2010      8.02        10.35      6,933.51
                                                                            2011     10.35        10.46      4,850.15
                                                                            2012     10.46        11.39      4,428.29
                                                                            2013     11.39        16.61      2,059.56

Lord Abbett Bond Debenture Investment Division (Class E)................... 2004     11.95        12.70     27,217.40
                                                                            2005     12.70        12.67     21,479.48
                                                                            2006     12.67        13.58     21,717.91
                                                                            2007     13.58        14.23     20,997.86
                                                                            2008     14.23        11.38     23,505.96
                                                                            2009     11.38        15.29     25,749.04
                                                                            2010     15.29        16.97     22,550.50
                                                                            2011     16.97        17.44     16,414.39
                                                                            2012     17.44        19.35     15,352.20
                                                                            2013     19.35        20.52     11,580.97

Met/Artisan Mid Cap Value Investment Division (Class E).................... 2004     29.36        31.63     51,850.34
                                                                            2005     31.63        34.10     54,715.60
                                                                            2006     34.10        37.59     33,272.54
                                                                            2007     37.59        34.32     24,541.16
                                                                            2008     34.32        18.16     17,998.70
                                                                            2009     18.16        25.20     15,543.98
                                                                            2010     25.20        28.42     20,088.96
                                                                            2011     28.42        29.74     15,620.24
                                                                            2012     29.74        32.61     15,900.93
                                                                            2013     32.61        43.75     13,090.57

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division (Class E).................. 2004    $11.31       $12.87      74,990.67
                                                                            2005     12.87        14.17      80,435.88
                                                                            2006     14.17        15.28      78,535.41
                                                                            2007     15.28        16.15      68,078.34
                                                                            2008     16.15        10.09      58,410.60
                                                                            2009     10.09        13.57      52,244.07
                                                                            2010     13.57        16.79      40,339.35
                                                                            2011     16.79        16.14      54,923.30
                                                                            2012     16.14        18.61      54,578.28
                                                                            2013     18.61        24.29      50,140.44

MetLife Stock Index Investment Division (Class E).......................... 2004     32.67        35.40     113,355.91
                                                                            2005     35.40        36.31     114,020.79
                                                                            2006     36.31        41.10      86,703.53
                                                                            2007     41.10        42.38      79,508.03
                                                                            2008     42.38        26.13      84,730.94
                                                                            2009     26.13        32.34      65,886.50
                                                                            2010     32.34        36.39      88,556.31
                                                                            2011     36.39        36.33      76,169.02
                                                                            2012     36.33        41.21      68,259.46
                                                                            2013     41.21        53.33      64,364.09

MFS(R) Research International Investment Division (Class E)................ 2004      9.38        11.02       9,084.93
                                                                            2005     11.02        12.60      10,534.66
                                                                            2006     12.60        15.69      26,086.51
                                                                            2007     15.69        17.46      29,483.95
                                                                            2008     17.46         9.88      20,671.81
                                                                            2009      9.88        12.78      13,529.34
                                                                            2010     12.78        13.99      16,572.42
                                                                            2011     13.99        12.28      10,253.89
                                                                            2012     12.28        14.08       9,925.39
                                                                            2013     14.08        16.50       9,791.94

MFS(R) Total Return Investment Division (Class E) (5/1/2004)............... 2004     34.05        36.91       2,362.83
                                                                            2005     36.91        37.27      21,930.33
                                                                            2006     37.27        40.96      12,278.96
                                                                            2007     40.96        41.86      22,416.46
                                                                            2008     41.86        31.91      26,643.32
                                                                            2009     31.91        37.05      22,585.73
                                                                            2010     37.05        39.94      32,559.36
                                                                            2011     39.94        40.06      30,280.10
                                                                            2012     40.06        43.76      22,203.89
                                                                            2013     43.76        51.00      21,206.04

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)................................. 2004    $11.72       $12.81     75,434.86
                                                                            2005     12.81        12.38     67,934.93
                                                                            2006     12.38        14.33     54,497.06
                                                                            2007     14.33        13.52     50,718.40
                                                                            2008     13.52         8.81     41,501.27
                                                                            2009      8.81        10.43     35,529.36
                                                                            2010     10.43        11.40     44,214.34
                                                                            2011     11.40        11.28     33,783.51
                                                                            2012     11.28        12.88     34,205.45
                                                                            2013     12.88        17.16     49,387.06

MFS(R) Value Investment Division (Class E) (formerly FI Value Leaders
  Investment Division (Class E))........................................... 2004     22.29        24.85      3,345.28
                                                                            2005     24.85        26.96     22,313.31
                                                                            2006     26.96        29.58     20,520.91
                                                                            2007     29.58        30.21     11,143.64
                                                                            2008     30.21        18.08      4,642.56
                                                                            2009     18.08        21.59      4,925.07
                                                                            2010     21.59        24.25      5,729.62
                                                                            2011     24.25        22.31      5,674.28
                                                                            2012     22.31        25.31      7,661.10
                                                                            2013     25.31        27.83          0.00

Morgan Stanley Mid Cap Growth Investment Division (Class E)................ 2010     12.39        14.36     27,809.67
                                                                            2011     14.36        13.12     23,974.38
                                                                            2012     13.12        14.10     20,901.29
                                                                            2013     14.10        19.25     15,710.67

Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI
  Mid Cap Opportunities Investment Division (Class E))..................... 2004     14.09        16.18     25,111.91
                                                                            2005     16.18        16.95     23,907.92
                                                                            2006     16.95        18.58     26,431.38
                                                                            2007     18.58        19.73     22,714.49
                                                                            2008     19.73         8.64     23,983.07
                                                                            2009      8.64        11.35     21,034.65
                                                                            2010     11.35        12.26          0.00

MSCI EAFE(R) Index Investment Division (Class E)........................... 2004      9.36        10.97     78,514.09
                                                                            2005     10.97        12.18     83,251.25
                                                                            2006     12.18        15.02     69,397.19
                                                                            2007     15.02        16.30     81,797.44
                                                                            2008     16.30         9.25     54,682.46
                                                                            2009      9.25        11.67     44,827.68
                                                                            2010     11.67        12.38     56,675.88
                                                                            2011     12.38        10.62     49,225.45
                                                                            2012     10.62        12.32     50,036.45
                                                                            2013     12.32        14.70     49,853.71

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E)..................... 2004    $15.75       $17.80      93,511.01
                                                                            2005     17.80        18.17      86,008.74
                                                                            2006     18.17        20.80      78,846.01
                                                                            2007     20.80        19.69      75,542.93
                                                                            2008     19.69        11.88      67,262.75
                                                                            2009     11.88        13.17      61,554.41
                                                                            2010     13.17        15.71      74,584.52
                                                                            2011     15.71        16.28      57,793.16
                                                                            2012     16.28        17.56      37,888.67
                                                                            2013     17.56        23.86      40,908.34

Neuberger Berman Genesis Investment Division (Class E) (formerly MLA Mid
  Cap Investment Division (Class E))....................................... 2004     11.93        13.41      12,591.01
                                                                            2005     13.41        14.25      14,798.27
                                                                            2006     14.25        16.05      16,355.97
                                                                            2007     16.05        15.34      21,151.73
                                                                            2008     15.34         9.30       9,017.43
                                                                            2009      9.30        12.49       6,881.48
                                                                            2010     12.49        15.10       7,558.34
                                                                            2011     15.10        14.04       6,783.36
                                                                            2012     14.04        14.53       5,879.63
                                                                            2013     14.53        15.73           0.00

Oppenheimer Global Equity Investment Division (Class E).................... 2004     12.57        14.33      11,169.65
                                                                            2005     14.33        16.34      13,658.21
                                                                            2006     16.34        18.69      17,362.38
                                                                            2007     18.69        19.50      20,229.78
                                                                            2008     19.50        11.39      17,288.07
                                                                            2009     11.39        15.66      18,094.43
                                                                            2010     15.66        17.85      15,661.30
                                                                            2011     17.85        16.05      14,398.30
                                                                            2012     16.05        19.12      14,365.62
                                                                            2013     19.12        23.90      14,550.75

PIMCO Total Return Investment Division (Class E)........................... 2004     11.45        11.81     101,512.08
                                                                            2005     11.81        11.86      57,082.34
                                                                            2006     11.86        12.19      45,629.93
                                                                            2007     12.19        12.88      52,878.64
                                                                            2008     12.88        12.70      46,071.42
                                                                            2009     12.70        14.74      53,128.87
                                                                            2010     14.74        15.66      95,242.58
                                                                            2011     15.66        15.89      60,514.03
                                                                            2012     15.89        17.04      60,538.04
                                                                            2013     17.04        16.43      41,006.40

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E)........................ 2004    $13.18       $15.21     29,525.34
                                                                            2005     15.21        15.59     27,898.11
                                                                            2006     15.59        18.02     44,470.27
                                                                            2007     18.02        17.39     24,872.41
                                                                            2008     17.39        11.34     16,450.26
                                                                            2009     11.34        14.01     14,815.55
                                                                            2010     14.01        17.41     24,427.00
                                                                            2011     17.41        16.38     22,940.70
                                                                            2012     16.38        18.67     18,411.22
                                                                            2013     18.67        25.36     19,351.35

T. Rowe Price Large Cap Growth Investment Division (Class E)............... 2004     10.96        11.81     25,543.47
                                                                            2005     11.81        12.34     28,663.46
                                                                            2006     12.34        13.69     25,822.06
                                                                            2007     13.69        14.68     27,330.57
                                                                            2008     14.68         8.36     28,191.45
                                                                            2009      8.36        11.76     30,184.39
                                                                            2010     11.76        13.49     30,997.43
                                                                            2011     13.49        13.08     27,143.77
                                                                            2012     13.08        15.25     28,305.02
                                                                            2013     15.25        20.80     34,169.50

T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly RCM
  Technology Investment Division (Class E))................................ 2004      4.55         4.27     51,989.76
                                                                            2005      4.27         4.66     51,768.53
                                                                            2006      4.66         4.82     37,104.91
                                                                            2007      4.82         6.24     95,339.67
                                                                            2008      6.24         3.40     35,816.39
                                                                            2009      3.40         5.31     46,537.56
                                                                            2010      5.31         6.68     38,506.13
                                                                            2011      6.68         5.90     33,850.45
                                                                            2012      5.90         6.51     32,130.46
                                                                            2013      6.51         6.80          0.00

T. Rowe Price Mid Cap Growth Investment Division (Class E)................. 2004      6.06         7.03     15,833.09
                                                                            2005      7.03         7.90     22,194.00
                                                                            2006      7.90         8.25     26,839.68
                                                                            2007      8.25         9.53     48,357.23
                                                                            2008      9.53         5.65     48,546.16
                                                                            2009      5.65         8.06     48,814.10
                                                                            2010      8.06        10.13     49,044.84
                                                                            2011     10.13         9.78     38,013.00
                                                                            2012      9.78        10.93     40,454.80
                                                                            2013     10.93        14.67     40,327.22

                                                                                 BEGINNING OF               NUMBER OF
                                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                         ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division (Class E)............... 2004    $11.73       $12.78     21,342.59
                                                                            2005     12.78        13.90     20,272.55
                                                                            2006     13.90        14.15     14,223.45
                                                                            2007     14.15        15.24     10,688.00
                                                                            2008     15.24         9.53     10,545.45
                                                                            2009      9.53        12.99      6,922.34
                                                                            2010     12.99        17.17     10,268.60
                                                                            2011     17.17        17.12      9,623.07
                                                                            2012     17.12        19.51      8,533.62
                                                                            2013     19.51        27.64      8,761.35

Western Asset Management Strategic Bond Opportunities Investment Division
  (Class E)................................................................ 2004     18.23        19.06     52,882.29
                                                                            2005     19.06        19.21     52,995.05
                                                                            2006     19.21        19.77     52,831.41
                                                                            2007     19.77        20.16     37,746.74
                                                                            2008     20.16        16.80     28,074.63
                                                                            2009     16.80        21.77     26,247.60
                                                                            2010     21.77        24.07     30,737.97
                                                                            2011     24.07        25.03     22,629.52
                                                                            2012     25.03        27.34     19,080.07
                                                                            2013     27.34        27.09     15,087.96

Western Asset Management U.S Government Investment Division (Class E)...... 2004     15.06        15.20     19,636.40
                                                                            2005     15.20        15.16     15,547.01
                                                                            2006     15.16        15.47     12,946.30
                                                                            2007     15.47        15.82     13,130.41
                                                                            2008     15.82        15.46     18,408.71
                                                                            2009     15.46        15.81     22,906.28
                                                                            2010     15.81        16.40     20,314.37
                                                                            2011     16.40        16.95     11,525.84
                                                                            2012     16.95        17.16      8,372.07
                                                                            2013     17.16        16.72      6,610.56

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.90 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 13.98      $ 14.61      8,302.42
                                                       2007     14.61        14.79     45,731.95
                                                       2008     14.79        13.13     13,981.78
                                                       2009     13.13        14.49      5,972.30
                                                       2010     14.49        15.11      2,912.11
                                                       2011     15.11        15.71          0.00
                                                       2012     15.71        16.21          0.00
                                                       2013     16.21        15.54          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2004     15.78        18.68     75,500.24
                                                       2005     18.68        22.95     75,518.87
                                                       2006     22.95        27.89     65,936.39
                                                       2007     27.89        33.18     69,803.28
                                                       2008     33.18        15.10     67,083.02
                                                       2009     15.10        23.87     57,472.60
                                                       2010     23.87        28.63     34,470.86
                                                       2011     28.63        22.68        973.94
                                                       2012     22.68        26.26        841.21
                                                       2013     26.26        33.00        829.78

American Funds Growth Investment Division+ (Class 2).. 2004    101.34       111.69     41,274.48
                                                       2005    111.69       127.15     35,235.78
                                                       2006    127.15       137.31     29,683.32
                                                       2007    137.31       151.12     28,363.02
                                                       2008    151.12        82.94     26,111.18
                                                       2009     82.94       113.28     22,757.03
                                                       2010    113.28       131.72     11,496.04
                                                       2011    131.72       123.53        686.28
                                                       2012    123.53       142.67        593.96
                                                       2013    142.67       181.85        538.53

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2004     78.87        85.28     46,623.82
                                                       2005     85.28        88.43     35,378.65
                                                       2006     88.43        99.81     32,205.65
                                                       2007     99.81       102.71     30,390.79
                                                       2008    102.71        62.53     26,080.28
                                                       2009     62.53        80.40     23,184.24
                                                       2010     80.40        87.77     11,267.49
                                                       2011     87.77        84.42        256.41
                                                       2012     84.42        97.16        227.26
                                                       2013     97.16       127.08         27.13

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)................................................. 2004    $11.02       $12.76      13,045.37
                                                             2005     12.76        14.75      12,454.27
                                                             2006     14.75        16.82      20,085.13
                                                             2007     16.82        18.19      20,793.95
                                                             2008     18.19         9.96      22,987.03
                                                             2009      9.96        11.91      16,401.40
                                                             2010     11.91        12.51       9,633.92
                                                             2011     12.51         9.82         496.43
                                                             2012      9.82        11.51         252.33
                                                             2013     11.51        13.02         252.33

Barclays Aggregate Bond Index Investment Division (Class E)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class E))............................ 2004     12.31        12.55     332,741.42
                                                             2005     12.55        12.56     351,512.09
                                                             2006     12.56        12.80     299,065.59
                                                             2007     12.80        13.40     279,476.93
                                                             2008     13.40        13.91     176,960.32
                                                             2009     13.91        14.35     169,128.17
                                                             2010     14.35        14.90     117,594.21
                                                             2011     14.90        15.70       3,448.44
                                                             2012     15.70        15.97       3,816.92
                                                             2013     15.97        15.29       2,331.59

BlackRock Bond Income Investment Division (Class E)......... 2004     42.30        43.27      31,709.92
                                                             2005     43.27        43.42      30,252.66
                                                             2006     43.42        44.42      25,791.23
                                                             2007     44.42        46.25      20,574.99
                                                             2008     46.25        43.76      16,794.85
                                                             2009     43.76        46.92      15,213.98
                                                             2010     46.92        49.81       8,566.67
                                                             2011     49.81        52.01         109.83
                                                             2012     52.01        54.79         109.83
                                                             2013     54.79        53.27         109.83

BlackRock Diversified Investment Division (Class E)......... 2004     33.43        35.52      61,426.46
                                                             2005     35.52        35.88      60,737.04
                                                             2006     35.88        38.84      27,167.96
                                                             2007     38.84        40.28      31,799.50
                                                             2008     40.28        29.69      22,471.82
                                                             2009     29.69        34.13      20,056.33
                                                             2010     34.13        36.65       6,046.96
                                                             2011     36.65        37.28          21.40
                                                             2012     37.28        41.03           0.00
                                                             2013     41.03        48.47           0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division* (Class E)..... 2007    $70.96       $71.39      10,183.43
                                                             2008     71.39        43.95       8,829.46
                                                             2009     43.95        51.44       8,748.00
                                                             2010     51.44        56.87       5,847.51
                                                             2011     56.87        55.96         126.41
                                                             2012     55.96        62.37          80.77
                                                             2013     62.37        82.18          77.70

BlackRock Large Cap Core Investment Division (Class E)
  (formerly BlackRock Large Cap Investment Division
  (Class E))................................................ 2004     55.44        60.22      13,651.94
                                                             2005     60.22        61.13      13,079.30
                                                             2006     61.13        68.33      11,830.71
                                                             2007     68.33        71.56           0.00

BlackRock Large Cap Value Investment Division (Class E)..... 2004     10.49        11.66      39,678.29
                                                             2005     11.66        12.09      36,886.96
                                                             2006     12.09        14.15      36,842.26
                                                             2007     14.15        14.33      41,901.90
                                                             2008     14.33         9.13      34,042.05
                                                             2009      9.13         9.96      30,626.85
                                                             2010      9.96        10.66      16,790.55
                                                             2011     10.66        10.68           0.00
                                                             2012     10.68        11.96           0.00
                                                             2013     11.96        15.48           0.00

BlackRock Money Market Investment Division (Class E)........ 2004     20.31        20.09       6,733.03
                                                             2005     20.09        20.25       6,206.05
                                                             2006     20.25        20.80     116,864.92
                                                             2007     20.80        21.41     133,941.33
                                                             2008     21.41        21.57     152,559.23
                                                             2009     21.57        21.23      88,214.97
                                                             2010     21.23        20.83      63,914.27
                                                             2011     20.83        20.44      34,332.98
                                                             2012     20.44        20.06           0.00
                                                             2013     20.06        19.68           0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E))............................ 2004      6.69         7.12      14,079.78
                                                             2005      7.12         7.95      17,725.36
                                                             2006      7.95         7.67      15,578.74
                                                             2007      7.67         7.70      10,782.29
                                                             2008      7.70         4.61       9,783.69
                                                             2009      4.61         6.02       9,491.84
                                                             2010      6.02         7.32         792.95
                                                             2011      7.32         7.43         401.67
                                                             2012      7.43         8.64         384.71
                                                             2013      8.64        12.37         349.66

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E))................ 2006    $ 9.10       $ 9.73      2,149.98
                                                              2007      9.73         8.99      2,511.02
                                                              2008      8.99         4.00      1,990.50
                                                              2009      4.00         5.42      2,379.85
                                                              2010      5.42         5.71         12.22
                                                              2011      5.71         6.06          0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E) and before that
  MFS(R) Investors Trust Investment Division (Class E))...... 2004      7.63         8.33      3,515.44
                                                              2005      8.33         8.76      2,866.69
                                                              2006      8.76         9.14      2,844.02

Davis Venture Value Investment Division (Class E)............ 2004     26.80        29.48     25,502.28
                                                              2005     29.48        31.86     28,292.41
                                                              2006     31.86        35.77     29,164.26
                                                              2007     35.77        36.65     29,560.06
                                                              2008     36.65        21.77     26,060.80
                                                              2009     21.77        28.16     22,652.94
                                                              2010     28.16        30.89     11,046.42
                                                              2011     30.89        29.04      2,307.90
                                                              2012     29.04        32.11      1,495.77
                                                              2013     32.11        42.08      1,490.88

Frontier Mid Cap Growth Investment Division (Class E)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class E))........................................ 2004     31.55        34.91     27,569.27
                                                              2005     34.91        37.87     25,733.02
                                                              2006     37.87        39.58     17,566.02
                                                              2007     39.58        46.75     16,376.38
                                                              2008     46.75        24.87     16,834.72
                                                              2009     24.87        36.40     15,704.76
                                                              2010     36.40        41.15      9,430.98
                                                              2011     41.15        39.09          0.00
                                                              2012     39.09        42.50          0.00
                                                              2013     42.50        55.29          0.00

Harris Oakmark International Investment Division
  (Class E).................................................. 2004     11.64        13.79     52,024.04
                                                              2005     13.79        15.46     56,065.91
                                                              2006     15.46        19.57     73,277.49
                                                              2007     19.57        19.01     65,916.50
                                                              2008     19.01        11.03     42,456.25
                                                              2009     11.03        16.81     39,719.10
                                                              2010     16.81        19.22     22,244.46
                                                              2011     19.22        16.19        535.07
                                                              2012     16.19        20.54        534.86
                                                              2013     20.54        26.33        512.99

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2012    $24.06       $24.65        441.55
                                                           2013     24.65        31.56        436.58

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2004     17.58        21.18     59,566.68
                                                           2005     21.18        23.29     68,756.49
                                                           2006     23.29        25.43     52,627.44
                                                           2007     25.43        25.76     54,595.36
                                                           2008     25.76        13.29     51,528.37
                                                           2009     13.29        19.29     42,980.75
                                                           2010     19.29        23.87     21,995.73
                                                           2011     23.87        21.89        492.49
                                                           2012     21.89        24.17          0.00

Invesco Small Cap Growth Investment Division (Class E).... 2004     11.51        12.03      6,104.99
                                                           2005     12.03        12.81      5,771.26
                                                           2006     12.81        14.36      6,166.00
                                                           2007     14.36        15.66      7,295.83
                                                           2008     15.66         9.42      7,339.58
                                                           2009      9.42        12.38      6,100.85
                                                           2010     12.38        15.35      1,620.32
                                                           2011     15.35        14.91          0.00
                                                           2012     14.91        17.31          0.00
                                                           2013     17.31        23.84          0.00

Jennison Growth Investment Division (Class E)............. 2005      3.97         4.76     31,624.41
                                                           2006      4.76         4.79     22,061.13
                                                           2007      4.79         5.24      9,107.69
                                                           2008      5.24         3.26      9,198.20
                                                           2009      3.26         4.48     15,348.41
                                                           2010      4.48         4.89      6,469.56
                                                           2011      4.89         4.82        159.08
                                                           2012      4.82         5.46      1,225.78
                                                           2013      5.46         7.34      1,225.78

Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E)).............................................. 2004      4.19         4.30     22,107.36
                                                           2005      4.30         3.93     22,269.49

Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................... 2004     22.22        25.34      9,684.82
                                                           2005     25.34        26.55     10,412.49
                                                           2006     26.55        30.35     15,689.55
                                                           2007     30.35        33.27     11,368.47
                                                           2008     33.27        20.89     10,327.72
                                                           2009     20.89        26.66      9,461.54
                                                           2010     26.66        33.31      3,981.16
                                                           2011     33.31        32.83        183.85
                                                           2012     32.83        36.84        183.74
                                                           2013     36.84        50.91        172.76

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2004    $ 8.81       $ 9.61     21,119.63
                                                         2005      9.61         9.85     17,329.02
                                                         2006      9.85        10.62     14,849.70
                                                         2007     10.62        10.89     14,540.16
                                                         2008     10.89         6.26     16,140.35
                                                         2009      6.26         7.99     14,343.49
                                                         2010      7.99        10.30      1,912.92
                                                         2011     10.30        10.40          0.00
                                                         2012     10.40        11.32          0.00
                                                         2013     11.32        16.51          0.00

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2004     11.91        12.65     64,145.58
                                                         2005     12.65        12.61     64,834.29
                                                         2006     12.61        13.51     55,060.04
                                                         2007     13.51        14.15     63,217.97
                                                         2008     14.15        11.31     45,725.58
                                                         2009     11.31        15.19     38,501.95
                                                         2010     15.19        16.85     21,947.48
                                                         2011     16.85        17.31      1,795.83
                                                         2012     17.31        19.19      1,624.17
                                                         2013     19.19        20.35      1,755.83

Met/Artisan Mid Cap Value Investment Division (Class E). 2004     29.20        31.45     51,174.27
                                                         2005     31.45        33.89     47,002.14
                                                         2006     33.89        37.34     42,284.04
                                                         2007     37.34        34.07     38,147.80
                                                         2008     34.07        18.02     32,394.51
                                                         2009     18.02        24.99     25,157.15
                                                         2010     24.99        28.17     15,138.41
                                                         2011     28.17        29.47      1,583.38
                                                         2012     29.47        32.29      1,602.82
                                                         2013     32.29        43.30      1,430.20

MetLife Mid Cap Stock Index Investment Division
  (Class E)............................................. 2004     11.29        12.84     88,555.01
                                                         2005     12.84        14.13     83,733.92
                                                         2006     14.13        15.23     81,561.45
                                                         2007     15.23        16.09     65,302.45
                                                         2008     16.09        10.05     63,984.53
                                                         2009     10.05        13.50     57,871.56
                                                         2010     13.50        16.71     28,449.22
                                                         2011     16.71        16.05        949.76
                                                         2012     16.05        18.49        929.53
                                                         2013     18.49        24.12        778.28

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Stock Index Investment Division (Class E). 2004    $32.45       $35.14     187,618.58
                                                   2005     35.14        36.03     188,827.97
                                                   2006     36.03        40.76     170,324.27
                                                   2007     40.76        42.01     159,758.97
                                                   2008     42.01        25.89     152,533.23
                                                   2009     25.89        32.02     138,128.74
                                                   2010     32.02        36.01      82,207.30
                                                   2011     36.01        35.94       2,038.16
                                                   2012     35.94        40.74       2,089.39
                                                   2013     40.74        52.70       1,340.96

MFS(R) Research International Investment Division
  (Class E)....................................... 2004      9.36        10.99      21,493.41
                                                   2005     10.99        12.57      20,177.00
                                                   2006     12.57        15.64      51,532.57
                                                   2007     15.64        17.40      56,117.46
                                                   2008     17.40         9.84      41,656.75
                                                   2009      9.84        12.72      32,306.21
                                                   2010     12.72        13.92      19,941.60
                                                   2011     13.92        12.21           0.00
                                                   2012     12.21        14.00           0.00
                                                   2013     14.00        16.39           0.00

MFS(R) Total Return Investment Division (Class E)
  (5/1/2004)...................................... 2004     33.76        36.59       3,816.14
                                                   2005     36.59        36.93      15,082.43
                                                   2006     36.93        40.56      38,985.17
                                                   2007     40.56        41.43      55,843.58
                                                   2008     41.43        31.56      47,932.74
                                                   2009     31.56        36.64      45,504.43
                                                   2010     36.64        39.47      17,454.29
                                                   2011     39.47        39.56      12,485.29
                                                   2012     39.56        43.21       7,634.49
                                                   2013     43.21        50.32       7,742.99

MFS(R) Value Investment Division (Class E)........ 2004     11.69        12.77     119,572.47
                                                   2005     12.77        12.34     109,224.41
                                                   2006     12.34        14.28      92,846.80
                                                   2007     14.28        13.45      74,177.43
                                                   2008     13.45         8.76      67,499.00
                                                   2009      8.76        10.38      59,539.31
                                                   2010     10.38        11.33      31,516.80
                                                   2011     11.33        11.20         503.93
                                                   2012     11.20        12.79         419.91
                                                   2013     12.79        17.03         180.52

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E))................................................ 2004    $22.17       $24.70       6,036.48
                                                             2005     24.70        26.79      10,879.80
                                                             2006     26.79        29.38      10,192.08
                                                             2007     29.38        29.99      10,652.42
                                                             2008     29.99        17.94       8,003.84
                                                             2009     17.94        21.41       7,694.81
                                                             2010     21.41        24.04       4,488.50
                                                             2011     24.04        22.10           0.00
                                                             2012     22.10        25.06           0.00
                                                             2013     25.06        27.56           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)................................................. 2010     12.31        14.26      10,308.75
                                                             2011     14.26        13.03       2,731.99
                                                             2012     13.03        13.99       2,798.03
                                                             2013     13.99        19.09       2,429.56

Morgan Stanley Mid Cap Growth Investment Division (Class E)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))................................................ 2004     14.04        16.11      80,222.93
                                                             2005     16.11        16.87      27,038.96
                                                             2006     16.87        18.49      22,095.35
                                                             2007     18.49        19.63      22,599.70
                                                             2008     19.63         8.59      24,930.34
                                                             2009      8.59        11.27      19,977.47
                                                             2010     11.27        12.18           0.00

MSCI EAFE(R) Index Investment Division (Class E)............ 2004      9.34        10.94     212,515.85
                                                             2005     10.94        12.13     116,909.90
                                                             2006     12.13        14.96     111,174.05
                                                             2007     14.96        16.23     103,672.89
                                                             2008     16.23         9.21     111,642.29
                                                             2009      9.21        11.61      92,150.07
                                                             2010     11.61        12.30      49,602.74
                                                             2011     12.30        10.55       3,881.01
                                                             2012     10.55        12.23       3,904.25
                                                             2013     12.23        14.59       3,563.36

Neuberger Berman Genesis Investment Division (Class E)...... 2004     15.72        17.76     240,550.97
                                                             2005     17.76        18.12     173,335.54
                                                             2006     18.12        20.74     141,003.70
                                                             2007     20.74        19.62     127,084.88
                                                             2008     19.62        11.83     104,037.56
                                                             2009     11.83        13.11      98,345.69
                                                             2010     13.11        15.63      58,570.31
                                                             2011     15.63        16.19         355.51
                                                             2012     16.19        17.45         146.78
                                                             2013     17.45        23.70         141.21

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2004    $11.92       $13.39      22,734.48
                                                         2005     13.39        14.22      17,991.04
                                                         2006     14.22        16.01      23,011.11
                                                         2007     16.01        15.29      17,686.83
                                                         2008     15.29         9.26      15,006.86
                                                         2009      9.26        12.44      11,927.44
                                                         2010     12.44        15.03       6,370.01
                                                         2011     15.03        13.97           0.00
                                                         2012     13.97        14.45           0.00
                                                         2013     14.45        15.64           0.00

Oppenheimer Global Equity Investment Division (Class E). 2004     12.53        14.28      13,820.88
                                                         2005     14.28        16.27      12,974.62
                                                         2006     16.27        18.60      13,594.90
                                                         2007     18.60        19.40      13,438.30
                                                         2008     19.40        11.32      11,966.09
                                                         2009     11.32        15.56      10,478.17
                                                         2010     15.56        17.73       4,922.31
                                                         2011     17.73        15.93         546.02
                                                         2012     15.93        18.97         527.11
                                                         2013     18.97        23.70         715.81

PIMCO Total Return Investment Division (Class E)........ 2004     11.43        11.78     221,502.98
                                                         2005     11.78        11.83     228,104.58
                                                         2006     11.83        12.15     134,722.82
                                                         2007     12.15        12.83     148,495.59
                                                         2008     12.83        12.65     134,376.28
                                                         2009     12.65        14.67     122,195.87
                                                         2010     14.67        15.58      80,206.66
                                                         2011     15.58        15.80       5,941.04
                                                         2012     15.80        16.94       7,167.16
                                                         2013     16.94        16.32       7,289.34

Russell 2000(R) Index Investment Division (Class E)..... 2004     13.15        15.16      50,459.09
                                                         2005     15.16        15.53      50,049.99
                                                         2006     15.53        17.94      49,117.28
                                                         2007     17.94        17.31      43,566.62
                                                         2008     17.31        11.28      41,467.67
                                                         2009     11.28        13.93      36,927.94
                                                         2010     13.93        17.31      20,823.42
                                                         2011     17.31        16.28       2,337.56
                                                         2012     16.28        18.54       2,328.95
                                                         2013     18.54        25.17       1,901.08

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division
  (Class E).................................................. 2004    $10.93       $11.77      26,406.23
                                                              2005     11.77        12.30      24,290.61
                                                              2006     12.30        13.63      21,458.90
                                                              2007     13.63        14.61      29,530.51
                                                              2008     14.61         8.32      27,893.36
                                                              2009      8.32        11.69      16,974.15
                                                              2010     11.69        13.41      11,226.85
                                                              2011     13.41        12.99       2,272.38
                                                              2012     12.99        15.15       1,896.03
                                                              2013     15.15        20.64       2,083.60

T. Rowe Price Large Cap Growth Investment Division (Class E)
  (formerly RCM Technology Investment Division
  (Class E))................................................. 2004      4.54         4.26     131,230.36
                                                              2005      4.26         4.65      86,013.73
                                                              2006      4.65         4.81      73,827.22
                                                              2007      4.81         6.22      63,124.39
                                                              2008      6.22         3.38      52,775.10
                                                              2009      3.38         5.29      57,345.33
                                                              2010      5.29         6.64      40,278.36
                                                              2011      6.64         5.87       1,017.68
                                                              2012      5.87         6.47         551.91
                                                              2013      6.47         6.76           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).................................................. 2004      6.05         7.01      48,313.85
                                                              2005      7.01         7.88      57,643.02
                                                              2006      7.88         8.23      52,037.86
                                                              2007      8.23         9.49      70,258.72
                                                              2008      9.49         5.62      55,757.62
                                                              2009      5.62         8.03      52,586.61
                                                              2010      8.03        10.08      28,104.88
                                                              2011     10.08         9.73       1,627.56
                                                              2012      9.73        10.87       1,343.66
                                                              2013     10.87        14.58         561.77

T. Rowe Price Small Cap Growth Investment Division
  (Class E).................................................. 2004     11.69        12.73      10,507.64
                                                              2005     12.73        13.84      10,450.91
                                                              2006     13.84        14.08       9,325.47
                                                              2007     14.08        15.15      13,575.06
                                                              2008     15.15         9.48      11,701.88
                                                              2009      9.48        12.91      12,632.88
                                                              2010     12.91        17.06       3,703.46
                                                              2011     17.06        17.00       1,005.39
                                                              2012     17.00        19.35         953.20
                                                              2013     19.35        27.41         767.84

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2004    $18.15       $18.96     84,855.05
                                                       2005     18.96        19.10     84,331.83
                                                       2006     19.10        19.65     74,108.61
                                                       2007     19.65        20.03     55,755.70
                                                       2008     20.03        16.68     49,032.00
                                                       2009     16.68        21.60     36,657.57
                                                       2010     21.60        23.87     17,920.06
                                                       2011     23.87        24.81      1,262.03
                                                       2012     24.81        27.10      1,201.09
                                                       2013     27.10        26.83      1,187.70

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2004     14.99        15.12     33,227.70
                                                       2005     15.12        15.07     29,759.10
                                                       2006     15.07        15.38     24,235.19
                                                       2007     15.38        15.71     27,578.09
                                                       2008     15.71        15.35     19,402.36
                                                       2009     15.35        15.69     15,632.99
                                                       2010     15.69        16.27      8,450.73
                                                       2011     16.27        16.81        935.83
                                                       2012     16.81        17.01        883.36
                                                       2013     17.01        16.56          0.00

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.95 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 13.91      $ 14.54        609.09
                                                       2007     14.54        14.71      8,556.70
                                                       2008     14.71        13.06      5,627.05
                                                       2009     13.06        14.40      5,174.78
                                                       2010     14.40        15.01         68.28
                                                       2011     15.01        15.59          0.00
                                                       2012     15.59        16.09          0.00
                                                       2013     16.09        15.41          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2004     15.73        18.62     27,055.05
                                                       2005     18.62        22.86     27,764.62
                                                       2006     22.86        27.77     33,806.46
                                                       2007     27.77        33.02     31,194.78
                                                       2008     33.02        15.02     25,007.49
                                                       2009     15.02        23.73     13,830.25
                                                       2010     23.73        28.45      2,822.83
                                                       2011     28.45        22.52          0.00
                                                       2012     22.52        26.06          0.00
                                                       2013     26.06        32.74          0.00

American Funds Growth Investment Division+ (Class 2).. 2004    100.34       110.53     14,562.37
                                                       2005    110.53       125.77     15,316.45
                                                       2006    125.77       135.74     16,484.29
                                                       2007    135.74       149.32     14,638.88
                                                       2008    149.32        81.91     11,738.22
                                                       2009     81.91       111.83      8,661.00
                                                       2010    111.83       129.96      2,879.17
                                                       2011    129.96       121.82          0.00
                                                       2012    121.82       140.62          0.00
                                                       2013    140.62       179.15          0.00

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2004     78.09        84.39     24,296.87
                                                       2005     84.39        87.47     24,577.59
                                                       2006     87.47        98.68     23,058.63
                                                       2007     98.68       101.49     17,968.87
                                                       2008    101.49        61.76     14,155.02
                                                       2009     61.76        79.37      8,549.43
                                                       2010     79.37        86.60      1,125.13
                                                       2011     86.60        83.25          0.00
                                                       2012     83.25        95.76          0.00
                                                       2013     95.76       125.19          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)................................................. 2004    $10.95       $12.67       8,229.47
                                                             2005     12.67        14.64       5,687.67
                                                             2006     14.64        16.69      12,354.92
                                                             2007     16.69        18.04       7,011.85
                                                             2008     18.04         9.87       9,173.26
                                                             2009      9.87        11.80       5,226.06
                                                             2010     11.80        12.39         173.68
                                                             2011     12.39         9.72           0.00
                                                             2012      9.72        11.38           0.00
                                                             2013     11.38        12.87           0.00

Barclays Aggregate Bond Index Investment Division (Class E)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class E))............................ 2004     12.27        12.51     121,799.63
                                                             2005     12.51        12.52     112,600.60
                                                             2006     12.52        12.75      98,805.08
                                                             2007     12.75        13.34      88,052.22
                                                             2008     13.34        13.84      48,570.56
                                                             2009     13.84        14.27      22,191.47
                                                             2010     14.27        14.81       2,074.06
                                                             2011     14.81        15.59           0.00
                                                             2012     15.59        15.85           0.00
                                                             2013     15.85        15.17           0.00

BlackRock Bond Income Investment Division (Class E)......... 2004     41.86        42.81       8,223.39
                                                             2005     42.81        42.93       9,694.81
                                                             2006     42.93        43.90       7,742.40
                                                             2007     43.90        45.68       5,580.37
                                                             2008     45.68        43.20       4,708.42
                                                             2009     43.20        46.31       2,366.61
                                                             2010     46.31        49.13         879.54
                                                             2011     49.13        51.27           0.00
                                                             2012     51.27        53.99           0.00
                                                             2013     53.99        52.46           0.00

BlackRock Diversified Investment Division (Class E)......... 2004     33.14        35.19      11,645.66
                                                             2005     35.19        35.53      11,758.61
                                                             2006     35.53        38.45      11,027.45
                                                             2007     38.45        39.85      11,083.92
                                                             2008     39.85        29.36       8,631.96
                                                             2009     29.36        33.73       7,414.88
                                                             2010     33.73        36.20         771.34
                                                             2011     36.20        36.81           0.00
                                                             2012     36.81        40.49           0.00
                                                             2013     40.49        47.81           0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division* (Class E)..... 2007    $70.12       $70.52      2,721.75
                                                             2008     70.52        43.39      2,344.73
                                                             2009     43.39        50.77      1,132.31
                                                             2010     50.77        56.09        125.76
                                                             2011     56.09        55.17          0.00
                                                             2012     55.17        61.46          0.00
                                                             2013     61.46        80.93          0.00

BlackRock Large Cap Core Investment Division (Class E)
  (formerly BlackRock Large Cap Investment Division
  (Class E))................................................ 2004     54.88        59.58      7,034.37
                                                             2005     59.58        60.44      7,261.42
                                                             2006     60.44        67.53      3,380.64
                                                             2007     67.53        70.71          0.00

BlackRock Large Cap Value Investment Division (Class E)..... 2004     10.48        11.65      9,436.09
                                                             2005     11.65        12.07      9,210.78
                                                             2006     12.07        14.11      8,409.84
                                                             2007     14.11        14.29     14,454.65
                                                             2008     14.29         9.10      9,196.33
                                                             2009      9.10         9.93      2,470.80
                                                             2010      9.93        10.61        297.32
                                                             2011     10.61        10.63          0.00
                                                             2012     10.63        11.89          0.00
                                                             2013     11.89        15.39          0.00

BlackRock Money Market Investment Division (Class E)........ 2004     20.10        19.88          0.00
                                                             2005     19.88        20.03          0.00
                                                             2006     20.03        20.56          0.00
                                                             2007     20.56        21.15          0.00
                                                             2008     21.15        21.30          0.00
                                                             2009     21.30        20.95          0.00
                                                             2010     20.95        20.55          0.00
                                                             2011     20.55        20.15          0.00
                                                             2012     20.15        19.76          0.00
                                                             2013     19.76        19.38          0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E))............................ 2004      6.68         7.11      6,273.61
                                                             2005      7.11         7.93      5,488.26
                                                             2006      7.93         7.65      5,572.00
                                                             2007      7.65         7.68      3,616.83
                                                             2008      7.68         4.59      6,325.78
                                                             2009      4.59         6.00        707.91
                                                             2010      6.00         7.28          2.93
                                                             2011      7.28         7.39          0.00
                                                             2012      7.39         8.59          0.00
                                                             2013      8.59        12.29          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E))................ 2006    $ 9.07       $ 9.69     15,780.06
                                                              2007      9.69         8.95     10,801.52
                                                              2008      8.95         3.98     11,884.53
                                                              2009      3.98         5.39      3,516.65
                                                              2010      5.39         5.68      1,719.43
                                                              2011      5.68         6.03          0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E) and before that
  MFS(R) Investors Trust Investment Division (Class E))...... 2004      7.61         8.31     15,052.67
                                                              2005      8.31         8.73     15,629.23
                                                              2006      8.73         9.11     15,493.81

Davis Venture Value Investment Division (Class E)............ 2004     26.67        29.33     16,350.50
                                                              2005     29.33        31.69     14,462.41
                                                              2006     31.69        35.55     13,603.83
                                                              2007     35.55        36.41     13,567.88
                                                              2008     36.41        21.61     12,072.64
                                                              2009     21.61        27.94      8,235.47
                                                              2010     27.94        30.64      4,555.78
                                                              2011     30.64        28.79          0.00
                                                              2012     28.79        31.82          0.00
                                                              2013     31.82        41.67          0.00

Frontier Mid Cap Growth Investment Division (Class E)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class E))........................................ 2004     31.30        34.62      3,245.89
                                                              2005     34.62        37.53      3,140.57
                                                              2006     37.53        39.22      3,847.61
                                                              2007     39.22        46.30      2,597.66
                                                              2008     46.30        24.61      2,775.23
                                                              2009     24.61        36.01      2,360.87
                                                              2010     36.01        40.68      1,373.11
                                                              2011     40.68        38.63          0.00
                                                              2012     38.63        41.98          0.00
                                                              2013     41.98        54.59          0.00

Harris Oakmark International Investment Division
  (Class E).................................................. 2004     11.63        13.76     35,058.24
                                                              2005     13.76        15.43     38,676.82
                                                              2006     15.43        19.52     40,632.00
                                                              2007     19.52        18.95     35,647.09
                                                              2008     18.95        10.99     26,316.57
                                                              2009     10.99        16.74     14,846.48
                                                              2010     16.74        19.13      9,859.20
                                                              2011     19.13        16.11          0.00
                                                              2012     16.11        20.42          0.00
                                                              2013     20.42        26.17          0.00


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


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2012    $23.89       $24.48          0.00
                                                           2013     24.48        31.32          0.00

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2004     17.53        21.11     28,083.59
                                                           2005     21.11        23.21     30,508.33
                                                           2006     23.21        25.33     32,506.02
                                                           2007     25.33        25.65     25,772.22
                                                           2008     25.65        13.23     22,709.76
                                                           2009     13.23        19.18      9,616.99
                                                           2010     19.18        23.73        836.28
                                                           2011     23.73        21.74          0.00
                                                           2012     21.74        24.01          0.00

Invesco Small Cap Growth Investment Division (Class E).... 2004     11.49        12.01      1,678.49
                                                           2005     12.01        12.78      1,742.83
                                                           2006     12.78        14.32      1,575.15
                                                           2007     14.32        15.62      1,739.88
                                                           2008     15.62         9.38      1,723.95
                                                           2009      9.38        12.33      1,122.72
                                                           2010     12.33        15.27        420.05
                                                           2011     15.27        14.83          0.00
                                                           2012     14.83        17.21          0.00
                                                           2013     17.21        23.69          0.00

Jennison Growth Investment Division (Class E)............. 2005      3.96         4.74     16,008.68
                                                           2006      4.74         4.77     14,895.86
                                                           2007      4.77         5.22     12,373.90
                                                           2008      5.22         3.24      7,912.62
                                                           2009      3.24         4.45      5,650.49
                                                           2010      4.45         4.87         10.72
                                                           2011      4.87         4.79          0.00
                                                           2012      4.79         5.43          0.00
                                                           2013      5.43         7.29          0.00

Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E)).............................................. 2004      4.18         4.29     17,612.61
                                                           2005      4.29         3.92     17,352.62

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2004    $22.12       $25.21      5,628.28
                                                         2005     25.21        26.39      4,754.63
                                                         2006     26.39        30.16      6,152.92
                                                         2007     30.16        33.04      4,929.11
                                                         2008     33.04        20.74      4,792.79
                                                         2009     20.74        26.45      1,918.18
                                                         2010     26.45        33.03        274.39
                                                         2011     33.03        32.54          0.00
                                                         2012     32.54        36.50          0.00
                                                         2013     36.50        50.41          0.00

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2004      8.79         9.59     15,871.81
                                                         2005      9.59         9.83     15,368.28
                                                         2006      9.83        10.59     11,245.93
                                                         2007     10.59        10.85      8,006.67
                                                         2008     10.85         6.24      7,574.97
                                                         2009      6.24         7.95      4,552.23
                                                         2010      7.95        10.25      1,247.27
                                                         2011     10.25        10.35          0.00
                                                         2012     10.35        11.26          0.00
                                                         2013     11.26        16.40          0.00

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2004     11.87        12.60     38,285.38
                                                         2005     12.60        12.56     31,566.35
                                                         2006     12.56        13.45     29,249.49
                                                         2007     13.45        14.08     32,121.86
                                                         2008     14.08        11.25     21,582.99
                                                         2009     11.25        15.10     16,620.95
                                                         2010     15.10        16.73      3,269.41
                                                         2011     16.73        17.18          0.00
                                                         2012     17.18        19.04          0.00
                                                         2013     19.04        20.18          0.00

Met/Artisan Mid Cap Value Investment Division (Class E). 2004     29.04        31.26     32,921.43
                                                         2005     31.26        33.67     33,023.25
                                                         2006     33.67        37.08     28,516.77
                                                         2007     37.08        33.82     25,127.80
                                                         2008     33.82        17.88     16,813.78
                                                         2009     17.88        24.79      9,374.44
                                                         2010     24.79        27.92      3,221.93
                                                         2011     27.92        29.19          0.00
                                                         2012     29.19        31.97          0.00
                                                         2013     31.97        42.85          0.00

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2004    $11.27       $12.81     22,986.81
                                                   2005     12.81        14.09     18,766.32
                                                   2006     14.09        15.18     16,984.17
                                                   2007     15.18        16.03     15,218.70
                                                   2008     16.03        10.01      9,132.32
                                                   2009     10.01        13.44      6,567.46
                                                   2010     13.44        16.62      1,748.13
                                                   2011     16.62        15.95          0.00
                                                   2012     15.95        18.38          0.00
                                                   2013     18.38        23.96          0.00

MetLife Stock Index Investment Division (Class E). 2004     32.23        34.88     58,929.48
                                                   2005     34.88        35.75     53,478.98
                                                   2006     35.75        40.42     48,113.89
                                                   2007     40.42        41.64     43,991.39
                                                   2008     41.64        25.65     34,755.34
                                                   2009     25.65        31.71     17,808.20
                                                   2010     31.71        35.64      1,985.80
                                                   2011     35.64        35.55          0.00
                                                   2012     35.55        40.28          0.00
                                                   2013     40.28        52.08          0.00

MFS(R) Research International Investment Division
  (Class E)....................................... 2004      9.35        10.97      5,435.30
                                                   2005     10.97        12.54      4,840.19
                                                   2006     12.54        15.59      7,290.25
                                                   2007     15.59        17.34      6,843.35
                                                   2008     17.34         9.80      7,076.96
                                                   2009      9.80        12.67      4,685.27
                                                   2010     12.67        13.86      1,027.46
                                                   2011     13.86        12.15          0.00
                                                   2012     12.15        13.91          0.00
                                                   2013     13.91        16.29          0.00

MFS(R) Total Return Investment Division (Class E)
  (5/1/2004)...................................... 2004     33.48        36.27        646.66
                                                   2005     36.27        36.58      1,203.01
                                                   2006     36.58        40.16      1,029.13
                                                   2007     40.16        41.00      5,429.37
                                                   2008     41.00        31.22      1,821.85
                                                   2009     31.22        36.22      1,381.73
                                                   2010     36.22        39.01      1,233.88
                                                   2011     39.01        39.08        711.40
                                                   2012     39.08        42.65        176.35
                                                   2013     42.65        49.65         23.46

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E).................. 2004    $11.66       $12.73     67,289.86
                                                             2005     12.73        12.29     62,456.59
                                                             2006     12.29        14.22     52,884.48
                                                             2007     14.22        13.39     37,010.57
                                                             2008     13.39         8.72     29,963.97
                                                             2009      8.72        10.32     10,959.90
                                                             2010     10.32        11.26        166.86
                                                             2011     11.26        11.13          0.00
                                                             2012     11.13        12.70          0.00
                                                             2013     12.70        16.90          0.00

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E))................................................ 2004     22.05        24.56      5,242.21
                                                             2005     24.56        26.62      7,862.59
                                                             2006     26.62        29.18      7,629.36
                                                             2007     29.18        29.77      6,876.53
                                                             2008     29.77        17.80      3,902.67
                                                             2009     17.80        21.23      1,207.25
                                                             2010     21.23        23.82        307.26
                                                             2011     23.82        21.89          0.00
                                                             2012     21.89        24.82          0.00
                                                             2013     24.82        27.28          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)................................................. 2010     12.23        14.16        115.01
                                                             2011     14.16        12.93          0.00
                                                             2012     12.93        13.88          0.00
                                                             2013     13.88        18.93          0.00

Morgan Stanley Mid Cap Growth Investment Division (Class E)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))................................................ 2004     13.99        16.05     19,045.42
                                                             2005     16.05        16.80     17,985.10
                                                             2006     16.80        18.40     14,282.10
                                                             2007     18.40        19.52     12,182.56
                                                             2008     19.52         8.54      9,391.87
                                                             2009      8.54        11.20      5,868.11
                                                             2010     11.20        12.10          0.00

MSCI EAFE(R) Index Investment Division (Class E)............ 2004      9.31        10.91     46,098.93
                                                             2005     10.91        12.09     36,008.12
                                                             2006     12.09        14.90     29,754.89
                                                             2007     14.90        16.15     22,381.51
                                                             2008     16.15         9.16     17,411.04
                                                             2009      9.16        11.54     11,423.59
                                                             2010     11.54        12.23      4,586.06
                                                             2011     12.23        10.48          0.00
                                                             2012     10.48        12.14          0.00
                                                             2013     12.14        14.48          0.00


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


                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2004    $15.69       $17.72     77,153.87
                                                         2005     17.72        18.07     70,668.67
                                                         2006     18.07        20.67     62,782.40
                                                         2007     20.67        19.54     52,123.68
                                                         2008     19.54        11.78     39,734.67
                                                         2009     11.78        13.05     21,375.99
                                                         2010     13.05        15.54      7,888.53
                                                         2011     15.54        16.09          0.00
                                                         2012     16.09        17.34          0.00
                                                         2013     17.34        23.54          0.00

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2004     11.91        13.36      9,935.82
                                                         2005     13.36        14.19      8,696.22
                                                         2006     14.19        15.96      6,084.03
                                                         2007     15.96        15.24     14,329.56
                                                         2008     15.24         9.23      7,832.76
                                                         2009      9.23        12.39      2,931.96
                                                         2010     12.39        14.96          4.60
                                                         2011     14.96        13.90          0.00
                                                         2012     13.90        14.37          0.00
                                                         2013     14.37        15.55          0.00

Oppenheimer Global Equity Investment Division (Class E). 2004     12.49        14.22     21,811.17
                                                         2005     14.22        16.20     16,832.32
                                                         2006     16.20        18.51     16,225.78
                                                         2007     18.51        19.29     20,220.85
                                                         2008     19.29        11.26     12,204.99
                                                         2009     11.26        15.46      6,783.58
                                                         2010     15.46        17.61      4,242.82
                                                         2011     17.61        15.82          0.00
                                                         2012     15.82        18.82          0.00
                                                         2013     18.82        23.50          0.00

PIMCO Total Return Investment Division (Class E)........ 2004     11.41        11.76     93,168.41
                                                         2005     11.76        11.80     76,792.21
                                                         2006     11.80        12.12     64,263.27
                                                         2007     12.12        12.79     59,620.79
                                                         2008     12.79        12.60     59,267.08
                                                         2009     12.60        14.61     39,918.67
                                                         2010     14.61        15.50     11,524.44
                                                         2011     15.50        15.72          0.00
                                                         2012     15.72        16.84          0.00
                                                         2013     16.84        16.22          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E).......... 2004    $13.12       $15.11     22,910.79
                                                              2005     15.11        15.48     21,394.44
                                                              2006     15.48        17.87     18,862.85
                                                              2007     17.87        17.23     12,195.22
                                                              2008     17.23        11.22     19,433.09
                                                              2009     11.22        13.85      4,756.87
                                                              2010     13.85        17.20      2,148.34
                                                              2011     17.20        16.17          0.00
                                                              2012     16.17        18.41          0.00
                                                              2013     18.41        24.98          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class E).................................................. 2004     10.90        11.74     13,503.43
                                                              2005     11.74        12.25     12,718.47
                                                              2006     12.25        13.58     11,811.70
                                                              2007     13.58        14.55     18,313.28
                                                              2008     14.55         8.28     11,748.20
                                                              2009      8.28        11.63      6,277.86
                                                              2010     11.63        13.33      1,172.84
                                                              2011     13.33        12.91          0.00
                                                              2012     12.91        15.04          0.00
                                                              2013     15.04        20.48          0.00

T. Rowe Price Large Cap Growth Investment Division (Class E)
  (formerly RCM Technology Investment Division
  (Class E))................................................. 2004      4.53         4.25     67,918.14
                                                              2005      4.25         4.64     57,877.70
                                                              2006      4.64         4.79     57,103.73
                                                              2007      4.79         6.19     41,569.23
                                                              2008      6.19         3.37     50,226.41
                                                              2009      3.37         5.27     11,656.13
                                                              2010      5.27         6.61      2,362.24
                                                              2011      6.61         5.83          0.00
                                                              2012      5.83         6.43          0.00
                                                              2013      6.43         6.72          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).................................................. 2004      6.04         7.00     48,665.58
                                                              2005      7.00         7.86     47,518.75
                                                              2006      7.86         8.20     40,664.46
                                                              2007      8.20         9.46     38,053.18
                                                              2008      9.46         5.60     40,528.39
                                                              2009      5.60         7.99     13,840.67
                                                              2010      7.99        10.03      1,837.59
                                                              2011     10.03         9.68          0.00
                                                              2012      9.68        10.80          0.00
                                                              2013     10.80        14.48          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2004    $11.65       $12.68      9,355.46
                                                       2005     12.68        13.78      7,628.18
                                                       2006     13.78        14.01      8,804.37
                                                       2007     14.01        15.07      6,016.29
                                                       2008     15.07         9.42      5,523.44
                                                       2009      9.42        12.82      3,941.01
                                                       2010     12.82        16.94        279.71
                                                       2011     16.94        16.87          0.00
                                                       2012     16.87        19.20          0.00
                                                       2013     19.20        27.18          0.00

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2004     18.07        18.86     35,112.90
                                                       2005     18.86        19.00     38,553.13
                                                       2006     19.00        19.53     34,205.69
                                                       2007     19.53        19.90     25,852.64
                                                       2008     19.90        16.56     14,902.48
                                                       2009     16.56        21.44      9,701.51
                                                       2010     21.44        23.68      1,882.30
                                                       2011     23.68        24.60          0.00
                                                       2012     24.60        26.85          0.00
                                                       2013     26.85        26.58          0.00

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2004     14.93        15.05     31,829.09
                                                       2005     15.05        14.99     32,306.49
                                                       2006     14.99        15.29     28,795.81
                                                       2007     15.29        15.61     26,641.38
                                                       2008     15.61        15.24     19,997.20
                                                       2009     15.24        15.57      5,948.11
                                                       2010     15.57        16.14         63.71
                                                       2011     16.14        16.66          0.00
                                                       2012     16.66        16.85          0.00
                                                       2013     16.85        16.40          0.00

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.00 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 13.85      $ 14.47      9,595.57
                                                       2007     14.47        14.63        927.95
                                                       2008     14.63        12.98          0.00
                                                       2009     12.98        14.30          0.00
                                                       2010     14.30        14.90          2.15
                                                       2011     14.90        15.48          0.00
                                                       2012     15.48        15.96          0.00
                                                       2013     15.96        15.28          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2004     15.69        18.56      4,253.14
                                                       2005     18.56        22.77      3,720.80
                                                       2006     22.77        27.65      3,462.82
                                                       2007     27.65        32.86      4,490.02
                                                       2008     32.86        14.94      3,722.91
                                                       2009     14.94        23.59      3,401.46
                                                       2010     23.59        28.27      2,989.97
                                                       2011     28.27        22.37      3,095.31
                                                       2012     22.37        25.87      3,031.25
                                                       2013     25.87        32.48      1,972.53

American Funds Growth Investment Division+ (Class 2).. 2004     99.35       109.38      1,952.69
                                                       2005    109.38       124.40      1,814.05
                                                       2006    124.40       134.20      1,100.43
                                                       2007    134.20       147.55        915.88
                                                       2008    147.55        80.90        903.53
                                                       2009     80.90       110.39        530.85
                                                       2010    110.39       128.22        502.06
                                                       2011    128.22       120.13        478.89
                                                       2012    120.13       138.60        450.48
                                                       2013    138.60       176.49        486.93

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2004     77.32        83.52      1,755.10
                                                       2005     83.52        86.51      2,396.81
                                                       2006     86.51        97.55      2,471.57
                                                       2007     97.55       100.28      1,805.14
                                                       2008    100.28        60.99      1,943.98
                                                       2009     60.99        78.35      1,779.02
                                                       2010     78.35        85.44      1,843.67
                                                       2011     85.44        82.10      1,867.05
                                                       2012     82.10        94.39      1,514.50
                                                       2013     94.39       123.33        640.90

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)................................................. 2004    $10.88       $12.58      6,573.98
                                                             2005     12.58        14.53      7,616.03
                                                             2006     14.53        16.56      2,330.33
                                                             2007     16.56        17.89      2,107.18
                                                             2008     17.89         9.78      1,366.13
                                                             2009      9.78        11.69      2,639.06
                                                             2010     11.69        12.27      2,574.87
                                                             2011     12.27         9.62      2,328.55
                                                             2012      9.62        11.26        772.09
                                                             2013     11.26        12.73        771.45

Barclays Aggregate Bond Index Investment Division (Class E)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class E))............................ 2004     12.24        12.47     41,555.07
                                                             2005     12.47        12.47     54,822.25
                                                             2006     12.47        12.70     31,065.87
                                                             2007     12.70        13.28     22,432.43
                                                             2008     13.28        13.77     16,236.61
                                                             2009     13.77        14.19     16,988.38
                                                             2010     14.19        14.72     15,980.27
                                                             2011     14.72        15.49     14,420.87
                                                             2012     15.49        15.74     14,980.25
                                                             2013     15.74        15.06     16,146.27

BlackRock Bond Income Investment Division (Class E)......... 2004     41.44        42.35      2,439.73
                                                             2005     42.35        42.45      2,435.95
                                                             2006     42.45        43.39      2,336.62
                                                             2007     43.39        45.13      1,678.87
                                                             2008     45.13        42.65      1,431.65
                                                             2009     42.65        45.70        404.83
                                                             2010     45.70        48.46        406.50
                                                             2011     48.46        50.54        404.83
                                                             2012     50.54        53.19        551.23
                                                             2013     53.19        51.67      1,654.22

BlackRock Diversified Investment Division (Class E)......... 2004     32.85        34.87      3,197.98
                                                             2005     34.87        35.19      3,169.34
                                                             2006     35.19        38.05      2,843.78
                                                             2007     38.05        39.43      2,156.45
                                                             2008     39.43        29.03      2,036.42
                                                             2009     29.03        33.33      1,964.57
                                                             2010     33.33        35.76      1,887.34
                                                             2011     35.76        36.34      1,803.58
                                                             2012     36.34        39.96        432.32
                                                             2013     39.96        47.16        401.34

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division*
  (Class E)................................................. 2007    $69.29       $69.66        261.41
                                                             2008     69.66        42.84        432.02
                                                             2009     42.84        50.10        263.60
                                                             2010     50.10        55.33        258.33
                                                             2011     55.33        54.39        255.69
                                                             2012     54.39        60.56        254.42
                                                             2013     60.56        79.71        253.28

BlackRock Large Cap Core Investment Division (Class E)
  (formerly BlackRock Large Cap Investment Division
  (Class E))................................................ 2004     54.32        58.94        440.30
                                                             2005     58.94        59.77        438.56
                                                             2006     59.77        66.74        262.09
                                                             2007     66.74        69.88          0.00

BlackRock Large Cap Value Investment Division
  (Class E)................................................. 2004     10.47        11.63      3,355.84
                                                             2005     11.63        12.05      3,253.52
                                                             2006     12.05        14.08     10,312.76
                                                             2007     14.08        14.25      7,698.10
                                                             2008     14.25         9.07      7,520.97
                                                             2009      9.07         9.89      9,280.04
                                                             2010      9.89        10.56      9,979.30
                                                             2011     10.56        10.58      9,649.16
                                                             2012     10.58        11.83      9,587.44
                                                             2013     11.83        15.30      3,568.22

BlackRock Money Market Investment Division (Class E)........ 2004     19.90        19.67          0.00
                                                             2005     19.67        19.81          0.00
                                                             2006     19.81        20.32          0.00
                                                             2007     20.32        20.90      2,104.88
                                                             2008     20.90        21.03          0.00
                                                             2009     21.03        20.68          0.00
                                                             2010     20.68        20.27          3.15
                                                             2011     20.27        19.87          0.00
                                                             2012     19.87        19.47          0.00
                                                             2013     19.47        19.09          0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E))............................ 2004      6.67         7.10        284.39
                                                             2005      7.10         7.91        250.21
                                                             2006      7.91         7.63      2,061.90
                                                             2007      7.63         7.65        189.47
                                                             2008      7.65         4.57          0.00
                                                             2009      4.57         5.97          0.00
                                                             2010      5.97         7.25          0.47
                                                             2011      7.25         7.35          0.00
                                                             2012      7.35         8.54      2,235.97
                                                             2013      8.54        12.22     10,548.96

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E))................ 2006    $ 9.04       $ 9.66        302.93
                                                              2007      9.66         8.91          0.00
                                                              2008      8.91         3.97          0.00
                                                              2009      3.97         5.36          0.00
                                                              2010      5.36         5.65          0.00
                                                              2011      5.65         5.99          0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E) and before that
  MFS(R) Investors Trust Investment Division (Class E))...... 2004      7.60         8.28          0.00
                                                              2005      8.28         8.70          0.00
                                                              2006      8.70         9.08          0.00

Davis Venture Value Investment Division (Class E)............ 2004     26.55        29.18      3,062.57
                                                              2005     29.18        31.51      3,023.48
                                                              2006     31.51        35.34         83.25
                                                              2007     35.34        36.17          0.00
                                                              2008     36.17        21.46        519.73
                                                              2009     21.46        27.73        518.85
                                                              2010     27.73        30.39        151.89
                                                              2011     30.39        28.55        191.44
                                                              2012     28.55        31.53         89.52
                                                              2013     31.53        41.28         89.32

Frontier Mid Cap Growth Investment Division (Class E)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class E))........................................ 2004     31.06        34.33        609.77
                                                              2005     34.33        37.20        168.68
                                                              2006     37.20        38.85        280.97
                                                              2007     38.85        45.84         66.66
                                                              2008     45.84        24.36        500.21
                                                              2009     24.36        35.62         13.92
                                                              2010     35.62        40.22          0.85
                                                              2011     40.22        38.17          0.00
                                                              2012     38.17        41.46          0.00
                                                              2013     41.46        53.89          0.00

Harris Oakmark International Investment Division
  (Class E).................................................. 2004     11.62        13.74      2,210.94
                                                              2005     13.74        15.39      1,658.00
                                                              2006     15.39        19.47      5,010.11
                                                              2007     19.47        18.89      3,906.17
                                                              2008     18.89        10.95      2,890.02
                                                              2009     10.95        16.67      3,302.63
                                                              2010     16.67        19.04      2,965.21
                                                              2011     19.04        16.03      2,876.51
                                                              2012     16.03        20.31      3,746.23
                                                              2013     20.31        26.01      9,359.34

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E)).................................. 2012    $23.73       $24.31        474.28
                                                        2013     24.31        31.09      1,952.78

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E)).................................. 2004     17.49        21.05      1,765.76
                                                        2005     21.05        23.12      3,214.66
                                                        2006     23.12        25.22      3,831.25
                                                        2007     25.22        25.53      2,015.24
                                                        2008     25.53        13.16      1,886.20
                                                        2009     13.16        19.07        598.62
                                                        2010     19.07        23.58        765.68
                                                        2011     23.58        21.60        571.60
                                                        2012     21.60        23.85          0.00

Invesco Small Cap Growth Investment Division (Class E). 2004     11.48        11.99        412.75
                                                        2005     11.99        12.75        412.27
                                                        2006     12.75        14.28      1,899.08
                                                        2007     14.28        15.57        412.97
                                                        2008     15.57         9.35        412.27
                                                        2009      9.35        12.28          0.00
                                                        2010     12.28        15.20          1.97
                                                        2011     15.20        14.76          0.00
                                                        2012     14.76        17.12          0.00
                                                        2013     17.12        23.55          0.00

Jennison Growth Investment Division (Class E).......... 2005      3.95         4.73          0.00
                                                        2006      4.73         4.76      1,264.20
                                                        2007      4.76         5.20        657.80
                                                        2008      5.20         3.23        655.29
                                                        2009      3.23         4.43          0.00
                                                        2010      4.43         4.84          8.74
                                                        2011      4.84         4.76          0.00
                                                        2012      4.76         5.39          0.00
                                                        2013      5.39         7.24          0.00

Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))........................................... 2004      4.18         4.28          0.53
                                                        2005      4.28         3.91          0.00

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division
  (Class E)........................................ 2004    $22.01       $25.07        214.24
                                                    2005     25.07        26.24        214.00
                                                    2006     26.24        29.97        214.00
                                                    2007     29.97        32.82      1,532.45
                                                    2008     32.82        20.59      1,167.90
                                                    2009     20.59        26.24        998.24
                                                    2010     26.24        32.76        915.26
                                                    2011     32.76        32.25        869.42
                                                    2012     32.25        36.16        877.33
                                                    2013     36.16        49.91        168.48

Loomis Sayles Small Cap Growth Investment Division
  (Class E)........................................ 2004      8.78         9.57      2,836.43
                                                    2005      9.57         9.81        222.62
                                                    2006      9.81        10.56        719.67
                                                    2007     10.56        10.81        239.96
                                                    2008     10.81         6.22        307.80
                                                    2009      6.22         7.92          0.00
                                                    2010      7.92        10.20          1.21
                                                    2011     10.20        10.29          0.00
                                                    2012     10.29        11.19          0.00
                                                    2013     11.19        16.30          0.00

Lord Abbett Bond Debenture Investment Division
  (Class E)........................................ 2004     11.83        12.55      1,509.40
                                                    2005     12.55        12.50      1,755.64
                                                    2006     12.50        13.38      1,440.03
                                                    2007     13.38        14.00      7,115.18
                                                    2008     14.00        11.18      5,195.01
                                                    2009     11.18        15.00      4,832.39
                                                    2010     15.00        16.62      4,709.99
                                                    2011     16.62        17.06      4,648.02
                                                    2012     17.06        18.89      4,602.56
                                                    2013     18.89        20.01      1,653.17

Met/Artisan Mid Cap Value Investment Division
  (Class E)........................................ 2004     28.89        31.08      5,088.39
                                                    2005     31.08        33.46      4,099.48
                                                    2006     33.46        36.83      1,448.01
                                                    2007     36.83        33.57        861.56
                                                    2008     33.57        17.74        620.14
                                                    2009     17.74        24.58        602.97
                                                    2010     24.58        27.68        589.28
                                                    2011     27.68        28.92        574.65
                                                    2012     28.92        31.66        566.61
                                                    2013     31.66        42.41      1,682.46

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2004    $11.25       $12.78      6,267.43
                                                   2005     12.78        14.05      6,188.02
                                                   2006     14.05        15.13      3,740.18
                                                   2007     15.13        15.97      5,868.56
                                                   2008     15.97         9.96      7,153.62
                                                   2009      9.96        13.37      6,518.84
                                                   2010     13.37        16.53      5,656.59
                                                   2011     16.53        15.86      6,628.86
                                                   2012     15.86        18.26      6,223.02
                                                   2013     18.26        23.80      4,294.40

MetLife Stock Index Investment Division (Class E). 2004     32.01        34.63     13,535.30
                                                   2005     34.63        35.47     16,936.73
                                                   2006     35.47        40.08      6,983.96
                                                   2007     40.08        41.27      6,777.79
                                                   2008     41.27        25.41      8,534.13
                                                   2009     25.41        31.40      5,553.16
                                                   2010     31.40        35.27      4,775.23
                                                   2011     35.27        35.17      4,498.23
                                                   2012     35.17        39.83      3,928.91
                                                   2013     39.83        51.47      4,588.47

MFS(R) Research International Investment Division
  (Class E)....................................... 2004      9.34        10.95          0.00
                                                   2005     10.95        12.51      1,850.40
                                                   2006     12.51        15.55      2,305.10
                                                   2007     15.55        17.28      1,960.95
                                                   2008     17.28         9.76      1,170.14
                                                   2009      9.76        12.61      1,360.93
                                                   2010     12.61        13.79      1,506.48
                                                   2011     13.79        12.08      1,223.80
                                                   2012     12.08        13.83        709.06
                                                   2013     13.83        16.18        709.06

MFS(R) Total Return Investment Division (Class E)
  (5/1/2004)...................................... 2004     33.19        35.95          0.00
                                                   2005     35.95        36.24      1,335.09
                                                   2006     36.24        39.77      1,335.09
                                                   2007     39.77        40.58      1,165.26
                                                   2008     40.58        30.88      1,164.61
                                                   2009     30.88        35.81        331.63
                                                   2010     35.81        38.55      1,954.75
                                                   2011     38.55        38.60      2,201.40
                                                   2012     38.60        42.11      2,148.45
                                                   2013     42.11        49.00      1,870.90

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E).................. 2004    $11.63       $12.69      6,244.20
                                                             2005     12.69        12.25      8,161.31
                                                             2006     12.25        14.16      6,599.62
                                                             2007     14.16        13.33      4,612.17
                                                             2008     13.33         8.67      3,059.27
                                                             2009      8.67        10.26      2,212.96
                                                             2010     10.26        11.19      2,148.66
                                                             2011     11.19        11.06      2,080.16
                                                             2012     11.06        12.61      2,017.98
                                                             2013     12.61        16.77      7,789.73

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E))................................................ 2004     21.93        24.42          0.00
                                                             2005     24.42        26.45          0.00
                                                             2006     26.45        28.98        489.13
                                                             2007     28.98        29.55          0.00
                                                             2008     29.55        17.66          0.00
                                                             2009     17.66        21.06          0.00
                                                             2010     21.06        23.61          0.00
                                                             2011     23.61        21.69          0.00
                                                             2012     21.69        24.57          0.00
                                                             2013     24.57        27.01          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)................................................. 2010     12.15        14.06        601.59
                                                             2011     14.06        12.84      1,198.59
                                                             2012     12.84        13.77        592.73
                                                             2013     13.77        18.77        589.93

Morgan Stanley Mid Cap Growth Investment Division (Class E)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))................................................ 2004     13.94        15.99      6,680.92
                                                             2005     15.99        16.73      6,442.97
                                                             2006     16.73        18.31      1,543.32
                                                             2007     18.31        19.42        963.28
                                                             2008     19.42         8.49      1,040.72
                                                             2009      8.49        11.13        601.34
                                                             2010     11.13        12.02          0.00

MSCI EAFE(R) Index Investment Division (Class E)............ 2004      9.29        10.87      8,964.83
                                                             2005     10.87        12.05     12,782.49
                                                             2006     12.05        14.84      6,111.42
                                                             2007     14.84        16.08      8,973.59
                                                             2008     16.08         9.11      9,647.98
                                                             2009      9.11        11.48      6,998.58
                                                             2010     11.48        12.15      6,927.68
                                                             2011     12.15        10.41      7,550.81
                                                             2012     10.41        12.06      7,381.34
                                                             2013     12.06        14.37      2,929.96

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (Class E)............................................ 2004    $15.66       $17.68     10,966.08
                                                        2005     17.68        18.02      9,004.66
                                                        2006     18.02        20.60      4,338.64
                                                        2007     20.60        19.47      3,992.12
                                                        2008     19.47        11.73      3,499.68
                                                        2009     11.73        12.99      2,536.37
                                                        2010     12.99        15.46      2,433.04
                                                        2011     15.46        16.00      2,132.78
                                                        2012     16.00        17.23      2,119.93
                                                        2013     17.23        23.38      1,361.59

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division
  (Class E))........................................... 2004     11.89        13.34        267.45
                                                        2005     13.34        14.16        266.14
                                                        2006     14.16        15.92      1,587.63
                                                        2007     15.92        15.19        323.41
                                                        2008     15.19         9.20          0.00
                                                        2009      9.20        12.34          0.00
                                                        2010     12.34        14.89          3.57
                                                        2011     14.89        13.82          0.00
                                                        2012     13.82        14.29          0.00
                                                        2013     14.29        15.46          0.00

Oppenheimer Global Equity Investment Division
  (Class E)............................................ 2004     12.44        14.17        479.01
                                                        2005     14.17        16.13      1,697.51
                                                        2006     16.13        18.42      3,598.41
                                                        2007     18.42        19.19      1,566.24
                                                        2008     19.19        11.19        841.34
                                                        2009     11.19        15.37        299.47
                                                        2010     15.37        17.48        216.13
                                                        2011     17.48        15.70        132.72
                                                        2012     15.70        18.67      1,096.54
                                                        2013     18.67        23.30      2,061.62

PIMCO Total Return Investment Division (Class E)....... 2004     11.40        11.74     13,066.53
                                                        2005     11.74        11.77     13,723.33
                                                        2006     11.77        12.08     14,073.96
                                                        2007     12.08        12.74      7,295.03
                                                        2008     12.74        12.55      5,954.61
                                                        2009     12.55        14.54      7,303.67
                                                        2010     14.54        15.43      6,978.42
                                                        2011     15.43        15.63      7,043.38
                                                        2012     15.63        16.74      7,163.08
                                                        2013     16.74        16.11      6,854.13

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E).......... 2004    $13.08       $15.07      6,033.56
                                                              2005     15.07        15.42      4,282.04
                                                              2006     15.42        17.80      5,025.33
                                                              2007     17.80        17.15      4,341.77
                                                              2008     17.15        11.17      4,427.77
                                                              2009     11.17        13.78      4,869.68
                                                              2010     13.78        17.10      4,827.76
                                                              2011     17.10        16.06      4,735.51
                                                              2012     16.06        18.28      4,544.59
                                                              2013     18.28        24.79      3,531.69

T. Rowe Price Large Cap Growth Investment Division
  (Class E).................................................. 2004     10.87        11.70      5,976.83
                                                              2005     11.70        12.21      6,377.58
                                                              2006     12.21        13.52     13,757.83
                                                              2007     13.52        14.48      4,590.51
                                                              2008     14.48         8.24      4,549.59
                                                              2009      8.24        11.56      4,135.53
                                                              2010     11.56        13.25      4,117.06
                                                              2011     13.25        12.82      4,095.64
                                                              2012     12.82        14.93      5,360.35
                                                              2013     14.93        20.33      8,834.48

T. Rowe Price Large Cap Growth Investment Division (Class E)
  (formerly RCM Technology Investment Division
  (Class E))................................................. 2004      4.53         4.24          0.00
                                                              2005      4.24         4.63          0.00
                                                              2006      4.63         4.78        967.60
                                                              2007      4.78         6.17     11,927.67
                                                              2008      6.17         3.36     12,980.75
                                                              2009      3.36         5.24     16,596.01
                                                              2010      5.24         6.58     15,705.61
                                                              2011      6.58         5.80     15,838.64
                                                              2012      5.80         6.40     12,463.63
                                                              2013      6.40         6.68          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).................................................. 2004      6.03         6.98      3,021.87
                                                              2005      6.98         7.84      5,052.18
                                                              2006      7.84         8.18      7,793.61
                                                              2007      8.18         9.43      9,208.14
                                                              2008      9.43         5.58      8,145.60
                                                              2009      5.58         7.96      5,804.03
                                                              2010      7.96         9.98      5,401.41
                                                              2011      9.98         9.62      4,835.28
                                                              2012      9.62        10.74      4,886.62
                                                              2013     10.74        14.39      1,991.47

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2004    $11.61       $12.63      6,865.52
                                                       2005     12.63        13.72      6,132.62
                                                       2006     13.72        13.95          0.00
                                                       2007     13.95        14.99          0.02
                                                       2008     14.99         9.36          0.00
                                                       2009      9.36        12.74          0.00
                                                       2010     12.74        16.82          0.00
                                                       2011     16.82        16.75          0.00
                                                       2012     16.75        19.05          0.00
                                                       2013     19.05        26.95        378.81

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2004     17.98        18.77      2,763.31
                                                       2005     18.77        18.89      2,903.70
                                                       2006     18.89        19.42      2,839.65
                                                       2007     19.42        19.77      1,897.30
                                                       2008     19.77        16.45      1,445.70
                                                       2009     16.45        21.28        875.31
                                                       2010     21.28        23.49        874.05
                                                       2011     23.49        24.39        867.76
                                                       2012     24.39        26.61        864.12
                                                       2013     26.61        26.32      4,820.10

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2004     14.86        14.97     10,947.76
                                                       2005     14.97        14.91      9,359.71
                                                       2006     14.91        15.19      8,630.77
                                                       2007     15.19        15.51      2,940.96
                                                       2008     15.51        15.13      1,990.72
                                                       2009     15.13        15.45      1,405.56
                                                       2010     15.45        16.01      1,408.84
                                                       2011     16.01        16.52      1,405.06
                                                       2012     16.52        16.70      1,999.20
                                                       2013     16.70        16.25      2,079.99

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.05 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 13.79      $ 14.40      1,759.15
                                                       2007     14.40        14.55      4,011.12
                                                       2008     14.55        12.90        913.11
                                                       2009     12.90        14.21        486.51
                                                       2010     14.21        14.80        519.26
                                                       2011     14.80        15.36          0.00
                                                       2012     15.36        15.84          0.00
                                                       2013     15.84        15.16          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2004     15.64        18.50     30,426.34
                                                       2005     18.50        22.68     34,820.47
                                                       2006     22.68        27.53     34,101.06
                                                       2007     27.53        32.70     29,940.68
                                                       2008     32.70        14.86     25,691.36
                                                       2009     14.86        23.46     21,891.63
                                                       2010     23.46        28.09      6,617.37
                                                       2011     28.09        22.22          0.00
                                                       2012     22.22        25.68          0.00
                                                       2013     25.68        32.23          0.00

American Funds Growth Investment Division+ (Class 2).. 2004     98.36       108.24     14,117.57
                                                       2005    108.24       123.04     16,703.64
                                                       2006    123.04       132.67     15,225.06
                                                       2007    132.67       145.79     12,825.58
                                                       2008    145.79        79.90     11,603.20
                                                       2009     79.90       108.96     10,154.15
                                                       2010    108.96       126.51      4,858.70
                                                       2011    126.51       118.47          0.00
                                                       2012    118.47       136.61          0.00
                                                       2013    136.61       173.87          0.00

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2004     76.55        82.65     19,070.43
                                                       2005     82.65        85.57     19,559.27
                                                       2006     85.57        96.44     17,826.15
                                                       2007     96.44        99.09     16,481.01
                                                       2008     99.09        60.24     12,475.20
                                                       2009     60.24        77.34     10,442.52
                                                       2010     77.34        84.30      6,397.61
                                                       2011     84.30        80.96          0.00
                                                       2012     80.96        93.04          0.00
                                                       2013     93.04       121.50          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)................................................. 2004    $10.81       $12.50      16,559.61
                                                             2005     12.50        14.42      17,596.42
                                                             2006     14.42        16.43      18,029.81
                                                             2007     16.43        17.74      17,420.66
                                                             2008     17.74         9.69      15,226.83
                                                             2009      9.69        11.58      11,193.09
                                                             2010     11.58        12.15       5,579.74
                                                             2011     12.15         9.52           0.00
                                                             2012      9.52        11.14           0.00
                                                             2013     11.14        12.58           0.00

Barclays Aggregate Bond Index Investment Division (Class E)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class E))............................ 2004     12.21        12.43     158,947.43
                                                             2005     12.43        12.43     161,502.74
                                                             2006     12.43        12.65     131,133.81
                                                             2007     12.65        13.22     117,402.13
                                                             2008     13.22        13.70      84,972.46
                                                             2009     13.70        14.11      73,906.58
                                                             2010     14.11        14.63      40,983.69
                                                             2011     14.63        15.39           0.00
                                                             2012     15.39        15.63           0.00
                                                             2013     15.63        14.94           0.00

BlackRock Bond Income Investment Division (Class E)......... 2004     41.01        41.90      10,100.19
                                                             2005     41.90        41.97      10,478.11
                                                             2006     41.97        42.88       9,289.85
                                                             2007     42.88        44.58       8,311.80
                                                             2008     44.58        42.11       6,185.73
                                                             2009     42.11        45.09       4,787.53
                                                             2010     45.09        47.79       2,405.75
                                                             2011     47.79        49.83           0.00
                                                             2012     49.83        52.42           0.00
                                                             2013     52.42        50.88           0.00

BlackRock Diversified Investment Division (Class E)......... 2004     32.57        34.55      18,503.74
                                                             2005     34.55        34.85      15,215.56
                                                             2006     34.85        37.67      13,432.11
                                                             2007     37.67        39.00       7,882.89
                                                             2008     39.00        28.71       6,626.97
                                                             2009     28.71        32.94       4,070.58
                                                             2010     32.94        35.33         859.71
                                                             2011     35.33        35.88           0.00
                                                             2012     35.88        39.43           0.00
                                                             2013     39.43        46.51           0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division* (Class E)..... 2007    $68.47       $68.81      3,112.34
                                                             2008     68.81        42.30      3,108.24
                                                             2009     42.30        49.44      1,993.67
                                                             2010     49.44        54.57        291.86
                                                             2011     54.57        53.62          0.00
                                                             2012     53.62        59.67          0.00
                                                             2013     59.67        78.50          0.00

BlackRock Large Cap Core Investment Division (Class E)
  (formerly BlackRock Large Cap Investment Division
  (Class E))................................................ 2004     53.76        58.31      5,096.14
                                                             2005     58.31        59.10      4,091.70
                                                             2006     59.10        65.96      3,495.34
                                                             2007     65.96        69.05          0.00

BlackRock Large Cap Value Investment Division (Class E)..... 2004     10.46        11.61     21,585.44
                                                             2005     11.61        12.03     13,049.74
                                                             2006     12.03        14.05     17,639.68
                                                             2007     14.05        14.21     15,941.12
                                                             2008     14.21         9.04     13,875.88
                                                             2009      9.04         9.85      8,758.90
                                                             2010      9.85        10.52      2,698.08
                                                             2011     10.52        10.52          0.00
                                                             2012     10.52        11.77          0.00
                                                             2013     11.77        15.21          0.00

BlackRock Money Market Investment Division (Class E)........ 2004     19.70        19.46          0.00
                                                             2005     19.46        19.59          0.00
                                                             2006     19.59        20.08          0.00
                                                             2007     20.08        20.64          0.00
                                                             2008     20.64        20.77        421.35
                                                             2009     20.77        20.41          0.00
                                                             2010     20.41        20.00          2.71
                                                             2011     20.00        19.59          0.00
                                                             2012     19.59        19.19          0.00
                                                             2013     19.19        18.80          0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E))............................ 2004      6.66         7.08     15,505.51
                                                             2005      7.08         7.89     18,967.44
                                                             2006      7.89         7.61     14,001.46
                                                             2007      7.61         7.63      4,348.02
                                                             2008      7.63         4.55      3,775.02
                                                             2009      4.55         5.95      2,576.19
                                                             2010      5.95         7.21        250.01
                                                             2011      7.21         7.31          0.00
                                                             2012      7.31         8.49          0.00
                                                             2013      8.49        12.14          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E))................ 2006    $ 9.01       $ 9.62      6,914.22
                                                              2007      9.62         8.87      7,400.63
                                                              2008      8.87         3.95      6,477.10
                                                              2009      3.95         5.34      6,597.44
                                                              2010      5.34         5.61      3,143.87
                                                              2011      5.61         5.96          0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E) and before that
  MFS(R) Investors Trust Investment Division (Class E))...... 2004      7.58         8.26     12,754.47
                                                              2005      8.26         8.67     11,770.84
                                                              2006      8.67         9.05     11,558.87

Davis Venture Value Investment Division (Class E)............ 2004     26.43        29.04     13,120.19
                                                              2005     29.04        31.33     18,047.50
                                                              2006     31.33        35.12     18,323.79
                                                              2007     35.12        35.93     13,964.61
                                                              2008     35.93        21.31     13,326.93
                                                              2009     21.31        27.52     10,702.80
                                                              2010     27.52        30.15      5,191.58
                                                              2011     30.15        28.30          0.00
                                                              2012     28.30        31.25          0.00
                                                              2013     31.25        40.88          0.00

Frontier Mid Cap Growth Investment Division (Class E)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class E))........................................ 2004     30.81        34.05      2,528.84
                                                              2005     34.05        36.88      2,565.80
                                                              2006     36.88        38.49      2,212.90
                                                              2007     38.49        45.39      1,078.40
                                                              2008     45.39        24.11      2,045.11
                                                              2009     24.11        35.24      2,250.44
                                                              2010     35.24        39.77        556.97
                                                              2011     39.77        37.72          0.00
                                                              2012     37.72        40.95          0.00
                                                              2013     40.95        53.20          0.00

Harris Oakmark International Investment Division
  (Class E).................................................. 2004     11.60        13.72     21,258.69
                                                              2005     13.72        15.36     24,082.47
                                                              2006     15.36        19.42     26,720.08
                                                              2007     19.42        18.83     23,252.85
                                                              2008     18.83        10.91     17,369.31
                                                              2009     10.91        16.60     15,916.57
                                                              2010     16.60        18.95      7,917.89
                                                              2011     18.95        15.94          0.00
                                                              2012     15.94        20.19          0.00
                                                              2013     20.19        25.85          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2012    $23.57       $24.14          0.00
                                                           2013     24.14        30.85          0.00

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2004     17.44        20.98     31,330.35
                                                           2005     20.98        23.04     41,729.59
                                                           2006     23.04        25.12     34,244.57
                                                           2007     25.12        25.41     30,551.39
                                                           2008     25.41        13.09     26,392.39
                                                           2009     13.09        18.97     20,598.32
                                                           2010     18.97        23.44     10,061.51
                                                           2011     23.44        21.46          0.00
                                                           2012     21.46        23.69          0.00

Invesco Small Cap Growth Investment Division (Class E).... 2004     11.47        11.97      7,458.88
                                                           2005     11.97        12.73      7,774.97
                                                           2006     12.73        14.25      8,133.40
                                                           2007     14.25        15.52      7,169.44
                                                           2008     15.52         9.32      6,872.83
                                                           2009      9.32        12.23      5,856.87
                                                           2010     12.23        15.13      1,009.24
                                                           2011     15.13        14.68          0.00
                                                           2012     14.68        17.02          0.00
                                                           2013     17.02        23.40          0.00

Jennison Growth Investment Division (Class E)............. 2005      3.94         4.72     16,459.10
                                                           2006      4.72         4.74     15,421.62
                                                           2007      4.74         5.18     14,780.85
                                                           2008      5.18         3.22     14,382.35
                                                           2009      3.22         4.41     13,149.15
                                                           2010      4.41         4.82     14,622.71
                                                           2011      4.82         4.73          0.00
                                                           2012      4.73         5.36          0.00
                                                           2013      5.36         7.19          0.00

Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E)).............................................. 2004      4.17         4.27      4,490.98
                                                           2005      4.27         3.90      5,560.76

Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................... 2004     21.90        24.94      5,344.54
                                                           2005     24.94        26.09      6,094.25
                                                           2006     26.09        29.78      5,528.92
                                                           2007     29.78        32.59      6,356.66
                                                           2008     32.59        20.44      5,773.22
                                                           2009     20.44        26.04      5,418.19
                                                           2010     26.04        32.49      3,407.33
                                                           2011     32.49        31.97          0.00
                                                           2012     31.97        35.82          0.00
                                                           2013     35.82        49.43          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2004    $ 8.77       $ 9.56     13,156.44
                                                         2005      9.56         9.78     12,017.98
                                                         2006      9.78        10.53      6,269.96
                                                         2007     10.53        10.78     10,007.88
                                                         2008     10.78         6.19      6,815.10
                                                         2009      6.19         7.88      6,072.69
                                                         2010      7.88        10.15      2,324.49
                                                         2011     10.15        10.24          0.00
                                                         2012     10.24        11.13          0.00
                                                         2013     11.13        16.20          0.00

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2004     11.79        12.51     32,383.49
                                                         2005     12.51        12.45     43,806.60
                                                         2006     12.45        13.32     35,902.95
                                                         2007     13.32        13.92     34,755.54
                                                         2008     13.92        11.11     26,292.07
                                                         2009     11.11        14.90     22,626.81
                                                         2010     14.90        16.50      9,918.51
                                                         2011     16.50        16.93          0.00
                                                         2012     16.93        18.74          0.00
                                                         2013     18.74        19.84          0.00

Met/Artisan Mid Cap Value Investment Division (Class E). 2004     28.74        30.90     29,265.97
                                                         2005     30.90        33.25     20,727.49
                                                         2006     33.25        36.58     19,109.45
                                                         2007     36.58        33.33     13,357.82
                                                         2008     33.33        17.60     11,095.92
                                                         2009     17.60        24.38      8,164.61
                                                         2010     24.38        27.43      4,015.95
                                                         2011     27.43        28.65          0.00
                                                         2012     28.65        31.35          0.00
                                                         2013     31.35        41.97          0.00

MetLife Mid Cap Stock Index Investment Division
  (Class E)............................................. 2004     11.23        12.75     38,041.21
                                                         2005     12.75        14.01     37,300.09
                                                         2006     14.01        15.08     33,019.99
                                                         2007     15.08        15.91     31,999.31
                                                         2008     15.91         9.92     30,798.99
                                                         2009      9.92        13.31     23,573.20
                                                         2010     13.31        16.44      7,840.20
                                                         2011     16.44        15.77          0.00
                                                         2012     15.77        18.15          0.00
                                                         2013     18.15        23.64          0.00

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Stock Index Investment Division (Class E). 2004    $31.79       $34.38     73,448.51
                                                   2005     34.38        35.19     69,827.10
                                                   2006     35.19        39.75     61,988.76
                                                   2007     39.75        40.91     54,276.91
                                                   2008     40.91        25.18     63,649.23
                                                   2009     25.18        31.09     52,880.33
                                                   2010     31.09        34.91     19,512.41
                                                   2011     34.91        34.79          0.00
                                                   2012     34.79        39.38          0.00
                                                   2013     39.38        50.86          0.00

MFS(R) Research International Investment Division
  (Class E)....................................... 2004      9.32        10.93     12,025.30
                                                   2005     10.93        12.48     12,077.86
                                                   2006     12.48        15.50     19,641.53
                                                   2007     15.50        17.22     16,991.12
                                                   2008     17.22         9.73     17,505.54
                                                   2009      9.73        12.55     14,030.82
                                                   2010     12.55        13.72      6,923.71
                                                   2011     13.72        12.01          0.00
                                                   2012     12.01        13.75          0.00
                                                   2013     13.75        16.08          0.00

MFS(R) Total Return Investment Division (Class E)
  (5/1/2004)...................................... 2004     32.91        35.63      7,136.84
                                                   2005     35.63        35.91     15,395.59
                                                   2006     35.91        39.38     23,460.92
                                                   2007     39.38        40.16     18,778.62
                                                   2008     40.16        30.55     17,414.76
                                                   2009     30.55        35.41     13,646.39
                                                   2010     35.41        38.09     13,104.32
                                                   2011     38.09        38.13      6,109.91
                                                   2012     38.13        41.57      1,531.71
                                                   2013     41.57        48.35      1,017.03

MFS(R) Value Investment Division (Class E)........ 2004     11.60        12.65     72,171.82
                                                   2005     12.65        12.20     62,274.15
                                                   2006     12.20        14.10     54,832.27
                                                   2007     14.10        13.27     40,729.74
                                                   2008     13.27         8.63     39,162.11
                                                   2009      8.63        10.20     26,997.85
                                                   2010     10.20        11.12     15,443.13
                                                   2011     11.12        10.98          0.00
                                                   2012     10.98        12.52          0.00
                                                   2013     12.52        16.64          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E))................................................ 2004    $21.82       $24.27      4,576.80
                                                             2005     24.27        26.29      4,339.46
                                                             2006     26.29        28.79      3,677.65
                                                             2007     28.79        29.34      3,268.05
                                                             2008     29.34        17.52      3,234.18
                                                             2009     17.52        20.88      2,541.59
                                                             2010     20.88        23.41         98.78
                                                             2011     23.41        21.49          0.00
                                                             2012     21.49        24.33          0.00
                                                             2013     24.33        26.74          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)................................................. 2010     12.07        13.96        297.69
                                                             2011     13.96        12.74          0.00
                                                             2012     12.74        13.66          0.00
                                                             2013     13.66        18.62          0.00

Morgan Stanley Mid Cap Growth Investment Division (Class E)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))................................................ 2004     13.89        15.92     19,548.68
                                                             2005     15.92        16.65     15,728.68
                                                             2006     16.65        18.22     11,089.02
                                                             2007     18.22        19.31      8,936.39
                                                             2008     19.31         8.44      9,390.19
                                                             2009      8.44        11.06      7,474.71
                                                             2010     11.06        11.94          0.00

MSCI EAFE(R) Index Investment Division (Class E)............ 2004      9.26        10.84     61,137.96
                                                             2005     10.84        12.01     63,202.99
                                                             2006     12.01        14.78     56,268.52
                                                             2007     14.78        16.01     39,187.24
                                                             2008     16.01         9.07     47,299.31
                                                             2009      9.07        11.42     40,578.52
                                                             2010     11.42        12.08     16,189.89
                                                             2011     12.08        10.34          0.00
                                                             2012     10.34        11.97          0.00
                                                             2013     11.97        14.27          0.00

Neuberger Berman Genesis Investment Division (Class E)...... 2004     15.64        17.64     71,032.85
                                                             2005     17.64        17.97     50,710.59
                                                             2006     17.97        20.54     43,703.23
                                                             2007     20.54        19.40     36,659.90
                                                             2008     19.40        11.68     30,468.17
                                                             2009     11.68        12.93     23,964.81
                                                             2010     12.93        15.38     12,791.87
                                                             2011     15.38        15.91          0.00
                                                             2012     15.91        17.13          0.00
                                                             2013     17.13        23.22          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2004    $11.88       $13.32     14,977.19
                                                         2005     13.32        14.13     15,148.88
                                                         2006     14.13        15.88     10,845.45
                                                         2007     15.88        15.15      9,939.87
                                                         2008     15.15         9.16      9,866.77
                                                         2009      9.16        12.29      7,541.52
                                                         2010     12.29        14.82      3,231.22
                                                         2011     14.82        13.75          0.00
                                                         2012     13.75        14.21          0.00
                                                         2013     14.21        15.37          0.00

Oppenheimer Global Equity Investment Division (Class E). 2004     12.40        14.11      7,270.26
                                                         2005     14.11        16.05      8,032.88
                                                         2006     16.05        18.33     11,839.54
                                                         2007     18.33        19.09     12,911.41
                                                         2008     19.09        11.12      8,464.42
                                                         2009     11.12        15.27      7,597.93
                                                         2010     15.27        17.36      1,964.86
                                                         2011     17.36        15.58          0.00
                                                         2012     15.58        18.53          0.00
                                                         2013     18.53        23.11          0.00

PIMCO Total Return Investment Division (Class E)........ 2004     11.38        11.71     69,468.80
                                                         2005     11.71        11.74     69,472.37
                                                         2006     11.74        12.04     53,389.96
                                                         2007     12.04        12.70     46,714.62
                                                         2008     12.70        12.50     47,521.91
                                                         2009     12.50        14.48     41,748.11
                                                         2010     14.48        15.35     17,163.22
                                                         2011     15.35        15.55          0.00
                                                         2012     15.55        16.64          0.00
                                                         2013     16.64        16.01          0.00

Russell 2000(R) Index Investment Division (Class E)..... 2004     13.05        15.02     22,943.99
                                                         2005     15.02        15.37     24,348.97
                                                         2006     15.37        17.73     20,302.64
                                                         2007     17.73        17.08     18,505.25
                                                         2008     17.08        11.11     16,846.57
                                                         2009     11.11        13.70     14,197.37
                                                         2010     13.70        17.00      2,869.68
                                                         2011     17.00        15.96          0.00
                                                         2012     15.96        18.15          0.00
                                                         2013     18.15        24.60          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division
  (Class E).................................................. 2004    $10.85       $11.67     32,111.08
                                                              2005     11.67        12.17     35,475.58
                                                              2006     12.17        13.47     28,560.03
                                                              2007     13.47        14.41     22,443.34
                                                              2008     14.41         8.19     24,477.95
                                                              2009      8.19        11.50     21,138.09
                                                              2010     11.50        13.17     13,585.00
                                                              2011     13.17        12.74          0.00
                                                              2012     12.74        14.83          0.00
                                                              2013     14.83        20.18          0.00

T. Rowe Price Large Cap Growth Investment Division (Class E)
  (formerly RCM Technology Investment Division
  (Class E))................................................. 2004      4.52         4.24     25,235.36
                                                              2005      4.24         4.62     23,055.61
                                                              2006      4.62         4.76     23,879.75
                                                              2007      4.76         6.15     27,660.66
                                                              2008      6.15         3.34     20,768.29
                                                              2009      3.34         5.22     25,904.51
                                                              2010      5.22         6.54      2,084.77
                                                              2011      6.54         5.77          0.00
                                                              2012      5.77         6.36          0.00
                                                              2013      6.36         6.64          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).................................................. 2004      6.03         6.97     26,237.17
                                                              2005      6.97         7.82     29,419.65
                                                              2006      7.82         8.15     26,524.56
                                                              2007      8.15         9.40     32,626.69
                                                              2008      9.40         5.56     20,964.65
                                                              2009      5.56         7.92     16,574.88
                                                              2010      7.92         9.93      5,136.15
                                                              2011      9.93         9.57          0.00
                                                              2012      9.57        10.67          0.00
                                                              2013     10.67        14.30          0.00

T. Rowe Price Small Cap Growth Investment Division
  (Class E).................................................. 2004     11.57        12.58     16,662.14
                                                              2005     12.58        13.66     24,267.01
                                                              2006     13.66        13.88     17,450.92
                                                              2007     13.88        14.91     11,153.55
                                                              2008     14.91         9.31     11,310.17
                                                              2009      9.31        12.66     10,036.35
                                                              2010     12.66        16.71      3,892.18
                                                              2011     16.71        16.62          0.00
                                                              2012     16.62        18.90          0.00
                                                              2013     18.90        26.73          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2004    $17.90       $18.67     27,480.68
                                                       2005     18.67        18.78     41,144.40
                                                       2006     18.78        19.30     30,220.02
                                                       2007     19.30        19.64     23,530.39
                                                       2008     19.64        16.33     14,046.58
                                                       2009     16.33        21.12     10,882.11
                                                       2010     21.12        23.30      3,318.58
                                                       2011     23.30        24.18          0.00
                                                       2012     24.18        26.37          0.00
                                                       2013     26.37        26.07          0.00

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2004     14.79        14.89     35,202.78
                                                       2005     14.89        14.82     34,141.09
                                                       2006     14.82        15.10     18,053.27
                                                       2007     15.10        15.40     24,949.51
                                                       2008     15.40        15.03     12,198.41
                                                       2009     15.03        15.34      7,329.65
                                                       2010     15.34        15.88      3,422.44
                                                       2011     15.88        16.38          0.00
                                                       2012     16.38        16.55          0.00
                                                       2013     16.55        16.09          0.00

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.10 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 13.73      $ 14.33          0.00
                                                       2007     14.33        14.47          0.00
                                                       2008     14.47        12.83          0.00
                                                       2009     12.83        14.12          0.00
                                                       2010     14.12        14.70          0.00
                                                       2011     14.70        15.25          0.00
                                                       2012     15.25        15.71          0.00
                                                       2013     15.71        15.03          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2004     15.60        18.44      3,983.48
                                                       2005     18.44        22.60      1,531.76
                                                       2006     22.60        27.41        580.64
                                                       2007     27.41        32.54      2,094.91
                                                       2008     32.54        14.78        449.44
                                                       2009     14.78        23.32        371.54
                                                       2010     23.32        27.91        331.55
                                                       2011     27.91        22.07        382.89
                                                       2012     22.07        25.50        374.75
                                                       2013     25.50        31.98        325.64

American Funds Growth Investment Division+ (Class 2).. 2004     97.44       107.17        716.00
                                                       2005    107.17       121.76        366.58
                                                       2006    121.76       131.22        383.54
                                                       2007    131.22       144.13        181.86
                                                       2008    144.13        78.95         53.98
                                                       2009     78.95       107.61         52.06
                                                       2010    107.61       124.88         51.32
                                                       2011    124.88       116.88         52.53
                                                       2012    116.88       134.71         51.54
                                                       2013    134.71       171.37         50.64

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2004     75.83        81.83      2,731.57
                                                       2005     81.83        84.68      2,592.29
                                                       2006     84.68        95.39      2,650.19
                                                       2007     95.39        97.96      2,551.11
                                                       2008     97.96        59.52      2,823.48
                                                       2009     59.52        76.38      2,818.47
                                                       2010     76.38        83.21      2,798.11
                                                       2011     83.21        79.88      3,144.00
                                                       2012     79.88        91.74      3,114.06
                                                       2013     91.74       119.76      2,950.44

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)................................................. 2004    $10.74       $12.41      2,251.97
                                                             2005     12.41        14.32          0.00
                                                             2006     14.32        16.30          0.00
                                                             2007     16.30        17.59        392.71
                                                             2008     17.59         9.61      2,297.01
                                                             2009      9.61        11.48        391.13
                                                             2010     11.48        12.03        394.22
                                                             2011     12.03         9.43        390.38
                                                             2012      9.43        11.02        390.01
                                                             2013     11.02        12.44        389.67

Barclays Aggregate Bond Index Investment Division (Class E)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class E))............................ 2004     12.18        12.40     17,769.39
                                                             2005     12.40        12.38     12,342.43
                                                             2006     12.38        12.60     10,119.40
                                                             2007     12.60        13.16      7,172.78
                                                             2008     13.16        13.63      5,298.27
                                                             2009     13.63        14.03      5,693.30
                                                             2010     14.03        14.54      5,943.04
                                                             2011     14.54        15.29      4,961.74
                                                             2012     15.29        15.52      5,364.19
                                                             2013     15.52        14.83      6,082.20

BlackRock Bond Income Investment Division (Class E)......... 2004     40.59        41.45      4,339.89
                                                             2005     41.45        41.50      3,421.54
                                                             2006     41.50        42.38      3,421.55
                                                             2007     42.38        44.03      3,422.82
                                                             2008     44.03        41.58      3,760.89
                                                             2009     41.58        44.50      3,760.89
                                                             2010     44.50        47.14      3,762.48
                                                             2011     47.14        49.12      4,309.53
                                                             2012     49.12        51.65      4,309.53
                                                             2013     51.65        50.11      3,078.56

BlackRock Diversified Investment Division (Class E)......... 2004     32.28        34.23         22.49
                                                             2005     34.23        34.51          0.00
                                                             2006     34.51        37.28          0.00
                                                             2007     37.28        38.59          0.00
                                                             2008     38.59        28.38          0.00
                                                             2009     28.38        32.56          0.00
                                                             2010     32.56        34.90          0.00
                                                             2011     34.90        35.43          0.00
                                                             2012     35.43        38.91          0.00
                                                             2013     38.91        45.88          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division* (Class E)..... 2007    $67.66       $67.97        153.18
                                                             2008     67.97        41.76        152.77
                                                             2009     41.76        48.78        152.59
                                                             2010     48.78        53.82        152.65
                                                             2011     53.82        52.86        152.28
                                                             2012     52.86        58.79        152.14
                                                             2013     58.79        77.31        152.01

BlackRock Large Cap Core Investment Division (Class E)
  (formerly BlackRock Large Cap Investment Division
  (Class E))................................................ 2004     53.21        57.68          0.00
                                                             2005     57.68        58.43          0.00
                                                             2006     58.43        65.19          0.00
                                                             2007     65.19        68.23          0.00

BlackRock Large Cap Value Investment Division (Class E)..... 2004     10.45        11.60          0.00
                                                             2005     11.60        12.01          0.00
                                                             2006     12.01        14.02      2,304.95
                                                             2007     14.02        14.17          0.00
                                                             2008     14.17         9.01          0.00
                                                             2009      9.01         9.81          0.00
                                                             2010      9.81        10.47          0.00
                                                             2011     10.47        10.47          0.00
                                                             2012     10.47        11.71          0.00
                                                             2013     11.71        15.12          0.00

BlackRock Money Market Investment Division (Class E)........ 2004     19.50        19.25      6,499.08
                                                             2005     19.25        19.37          0.00
                                                             2006     19.37        19.85          0.00
                                                             2007     19.85        20.39          0.00
                                                             2008     20.39        20.51          0.00
                                                             2009     20.51        20.14          0.00
                                                             2010     20.14        19.72          0.00
                                                             2011     19.72        19.31          0.00
                                                             2012     19.31        18.91          0.00
                                                             2013     18.91        18.52          0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E))............................ 2004      6.65         7.07      1,156.46
                                                             2005      7.07         7.87          0.00
                                                             2006      7.87         7.59          0.00
                                                             2007      7.59         7.60          0.00
                                                             2008      7.60         4.54          0.00
                                                             2009      4.54         5.92          0.00
                                                             2010      5.92         7.18          0.00
                                                             2011      7.18         7.27          0.00
                                                             2012      7.27         8.44          0.00
                                                             2013      8.44        12.06          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E))................ 2006    $ 8.98       $ 9.58          0.00
                                                              2007      9.58         8.84          0.00
                                                              2008      8.84         3.93          0.00
                                                              2009      3.93         5.31          0.00
                                                              2010      5.31         5.58          0.00
                                                              2011      5.58         5.92          0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E) and before that
  MFS(R) Investors Trust Investment Division (Class E))...... 2004      7.56         8.24          0.00
                                                              2005      8.24         8.64          0.00
                                                              2006      8.64         9.01          0.00

Davis Venture Value Investment Division (Class E)............ 2004     26.31        28.89        838.36
                                                              2005     28.89        31.16        242.71
                                                              2006     31.16        34.91        847.27
                                                              2007     34.91        35.69         96.69
                                                              2008     35.69        21.16         96.43
                                                              2009     21.16        27.31         96.30
                                                              2010     27.31        29.91         98.34
                                                              2011     29.91        28.06         96.12
                                                              2012     28.06        30.97         96.03
                                                              2013     30.97        40.49         95.94

Frontier Mid Cap Growth Investment Division (Class E)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class E))........................................ 2004     30.57        33.76          0.00
                                                              2005     33.76        36.55          0.00
                                                              2006     36.55        38.13          0.00
                                                              2007     38.13        44.95          0.00
                                                              2008     44.95        23.86          0.00
                                                              2009     23.86        34.86          0.00
                                                              2010     34.86        39.32          0.00
                                                              2011     39.32        37.28          0.00
                                                              2012     37.28        40.45          0.00
                                                              2013     40.45        52.52          0.00

Harris Oakmark International Investment Division
  (Class E).................................................. 2004     11.59        13.70      1,324.92
                                                              2005     13.70        15.33      1,413.33
                                                              2006     15.33        19.37      1,460.31
                                                              2007     19.37        18.77          0.00
                                                              2008     18.77        10.87          0.00
                                                              2009     10.87        16.53          0.00
                                                              2010     16.53        18.86          0.00
                                                              2011     18.86        15.86          0.00
                                                              2012     15.86        20.08          0.00
                                                              2013     20.08        25.69          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2012    $23.42       $23.97          0.00
                                                           2013     23.97        30.62          0.00

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2004     17.40        20.92      1,740.56
                                                           2005     20.92        22.96      2,492.09
                                                           2006     22.96        25.02        330.38
                                                           2007     25.02        25.30        109.60
                                                           2008     25.30        13.03          0.00
                                                           2009     13.03        18.86          0.00
                                                           2010     18.86        23.30          1.56
                                                           2011     23.30        21.32          0.00
                                                           2012     21.32        23.53          0.00

Invesco Small Cap Growth Investment Division (Class E).... 2004     11.46        11.96          0.00
                                                           2005     11.96        12.70          0.00
                                                           2006     12.70        14.21          0.00
                                                           2007     14.21        15.47          0.00
                                                           2008     15.47         9.28          0.00
                                                           2009      9.28        12.18          0.00
                                                           2010     12.18        15.06          0.00
                                                           2011     15.06        14.61          0.00
                                                           2012     14.61        16.92          0.00
                                                           2013     16.92        23.26          0.00

Jennison Growth Investment Division (Class E)............. 2005      3.93         4.70          0.00
                                                           2006      4.70         4.72          0.00
                                                           2007      4.72         5.16          0.00
                                                           2008      5.16         3.20          0.00
                                                           2009      3.20         4.39      4,822.35
                                                           2010      4.39         4.79      7,584.88
                                                           2011      4.79         4.71      7,288.22
                                                           2012      4.71         5.33      7,079.69
                                                           2013      5.33         7.14      7,079.69

Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E)).............................................. 2004      4.16         4.26          0.00
                                                           2005      4.26         3.89          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2004    $21.80       $24.80          0.00
                                                         2005     24.80        25.94          0.00
                                                         2006     25.94        29.59         71.22
                                                         2007     29.59        32.37        484.67
                                                         2008     32.37        20.29          0.00
                                                         2009     20.29        25.84          0.00
                                                         2010     25.84        32.22          0.91
                                                         2011     32.22        31.69          0.00
                                                         2012     31.69        35.49          0.00
                                                         2013     35.49        48.94          0.00

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2004      8.76         9.54      1,012.21
                                                         2005      9.54         9.76        154.87
                                                         2006      9.76        10.50        160.79
                                                         2007     10.50        10.74        161.35
                                                         2008     10.74         6.17        178.53
                                                         2009      6.17         7.85        184.72
                                                         2010      7.85        10.10        160.09
                                                         2011     10.10        10.18        151.31
                                                         2012     10.18        11.06        157.73
                                                         2013     11.06        16.09        134.83

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2004     11.75        12.46        232.34
                                                         2005     12.46        12.39        249.05
                                                         2006     12.39        13.25        413.51
                                                         2007     13.25        13.85        634.75
                                                         2008     13.85        11.05        576.84
                                                         2009     11.05        14.81      1,846.69
                                                         2010     14.81        16.39      2,799.58
                                                         2011     16.39        16.80      2,707.45
                                                         2012     16.80        18.59      2,643.19
                                                         2013     18.59        19.68      2,673.24

Met/Artisan Mid Cap Value Investment Division (Class E). 2004     28.58        30.72      4,880.56
                                                         2005     30.72        33.04      2,649.24
                                                         2006     33.04        36.33      2,876.74
                                                         2007     36.33        33.09      2,670.70
                                                         2008     33.09        17.47      2,859.29
                                                         2009     17.47        24.17      2,856.61
                                                         2010     24.17        27.19      2,856.83
                                                         2011     27.19        28.39      3,291.53
                                                         2012     28.39        31.04      3,293.30
                                                         2013     31.04        41.54      3,291.69

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2004    $11.21       $12.72      2,445.94
                                                   2005     12.72        13.97      1,865.35
                                                   2006     13.97        15.03        936.27
                                                   2007     15.03        15.85        912.99
                                                   2008     15.85         9.88        889.13
                                                   2009      9.88        13.25        785.91
                                                   2010     13.25        16.36        691.51
                                                   2011     16.36        15.68        654.02
                                                   2012     15.68        18.04        580.23
                                                   2013     18.04        23.48        499.91

MetLife Stock Index Investment Division (Class E). 2004     31.57        34.12      5,179.98
                                                   2005     34.12        34.92      4,884.04
                                                   2006     34.92        39.42      2,727.04
                                                   2007     39.42        40.55      2,578.95
                                                   2008     40.55        24.94      3,143.15
                                                   2009     24.94        30.79      3,069.05
                                                   2010     30.79        34.55      3,118.04
                                                   2011     34.55        34.41      2,736.41
                                                   2012     34.41        38.93      2,465.56
                                                   2013     38.93        50.26      2,204.02

MFS(R) Research International Investment Division
  (Class E)....................................... 2004      9.33        10.93          0.00
                                                   2005     10.93        12.47          0.00
                                                   2006     12.47        15.48        852.01
                                                   2007     15.48        17.19          0.00
                                                   2008     17.19         9.70      1,330.87
                                                   2009      9.70        12.52          0.00
                                                   2010     12.52        13.67          2.80
                                                   2011     13.67        11.97          0.00
                                                   2012     11.97        13.69          0.00
                                                   2013     13.69        16.00          0.00

MFS(R) Total Return Investment Division (Class E)
  (5/1/2004)...................................... 2004     32.63        35.32         35.99
                                                   2005     35.32        35.57        109.42
                                                   2006     35.57        38.99          0.00
                                                   2007     38.99        39.75          0.00
                                                   2008     39.75        30.22          0.00
                                                   2009     30.22        35.01          0.00
                                                   2010     35.01        37.64          0.00
                                                   2011     37.64        37.66          0.00
                                                   2012     37.66        41.04          0.00
                                                   2013     41.04        47.71          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E).................. 2004    $11.57       $12.61      5,382.22
                                                             2005     12.61        12.16      3,600.08
                                                             2006     12.16        14.04        548.12
                                                             2007     14.04        13.21        711.47
                                                             2008     13.21         8.59      3,088.72
                                                             2009      8.59        10.15        550.97
                                                             2010     10.15        11.05        587.12
                                                             2011     11.05        10.91        571.09
                                                             2012     10.91        12.44        552.17
                                                             2013     12.44        16.52        525.07

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E))................................................ 2004     21.70        24.13          0.00
                                                             2005     24.13        26.12          0.00
                                                             2006     26.12        28.59          0.00
                                                             2007     28.59        29.13          0.00
                                                             2008     29.13        17.38          0.00
                                                             2009     17.38        20.71          0.00
                                                             2010     20.71        23.20          0.00
                                                             2011     23.20        21.29          0.00
                                                             2012     21.29        24.09          0.00
                                                             2013     24.09        26.48          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)................................................. 2010     11.99        13.87      2,619.59
                                                             2011     13.87        12.65      2,516.78
                                                             2012     12.65        13.55      2,444.77
                                                             2013     13.55        18.46      2,444.77

Morgan Stanley Mid Cap Growth Investment Division (Class E)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))................................................ 2004     13.85        15.86          0.00
                                                             2005     15.86        16.58          0.00
                                                             2006     16.58        18.13          0.00
                                                             2007     18.13        19.21          0.00
                                                             2008     19.21         8.39        692.22
                                                             2009      8.39        10.99      1,839.07
                                                             2010     10.99        11.86          0.00

MSCI EAFE(R) Index Investment Division (Class E)............ 2004      9.24        10.81      9,188.40
                                                             2005     10.81        11.96      8,970.87
                                                             2006     11.96        14.72      6,928.56
                                                             2007     14.72        15.93      6,816.87
                                                             2008     15.93         9.02      7,643.34
                                                             2009      9.02        11.35      7,523.15
                                                             2010     11.35        12.01      7,602.23
                                                             2011     12.01        10.28      8,378.18
                                                             2012     10.28        11.89      8,236.76
                                                             2013     11.89        14.16      8,155.98

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2004    $15.61       $17.60          0.00
                                                         2005     17.60        17.92        800.60
                                                         2006     17.92        20.47        652.42
                                                         2007     20.47        19.32        677.49
                                                         2008     19.32        11.63        673.12
                                                         2009     11.63        12.87        772.94
                                                         2010     12.87        15.30        742.58
                                                         2011     15.30        15.82        667.82
                                                         2012     15.82        17.02        657.08
                                                         2013     17.02        23.06      1,674.03

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2004     11.87        13.30      1,453.21
                                                         2005     13.30        14.10      1,413.09
                                                         2006     14.10        15.84      1,338.61
                                                         2007     15.84        15.10      1,351.21
                                                         2008     15.10         9.13      1,760.51
                                                         2009      9.13        12.24      1,669.80
                                                         2010     12.24        14.75      1,491.98
                                                         2011     14.75        13.68      1,535.95
                                                         2012     13.68        14.13      1,567.06
                                                         2013     14.13        15.29          0.00

Oppenheimer Global Equity Investment Division (Class E). 2004     12.36        14.06          0.00
                                                         2005     14.06        15.98          0.00
                                                         2006     15.98        18.24          0.00
                                                         2007     18.24        18.98          0.00
                                                         2008     18.98        11.06          0.00
                                                         2009     11.06        15.17          0.00
                                                         2010     15.17        17.24          0.00
                                                         2011     17.24        15.47          0.00
                                                         2012     15.47        18.38          0.00
                                                         2013     18.38        22.91          0.00

PIMCO Total Return Investment Division (Class E)........ 2004     11.37        11.69     16,904.50
                                                         2005     11.69        11.72     10,819.18
                                                         2006     11.72        12.01      5,889.24
                                                         2007     12.01        12.66     12,817.39
                                                         2008     12.66        12.45      4,200.08
                                                         2009     12.45        14.41      7,586.50
                                                         2010     14.41        15.28      9,708.47
                                                         2011     15.28        15.46      9,562.63
                                                         2012     15.46        16.54      9,391.92
                                                         2013     16.54        15.90      9,829.49

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E).......... 2004    $13.02       $14.98      4,707.88
                                                              2005     14.98        15.31      4,486.20
                                                              2006     15.31        17.65      3,938.41
                                                              2007     17.65        17.00      3,733.40
                                                              2008     17.00        11.05      3,891.81
                                                              2009     11.05        13.62      3,891.82
                                                              2010     13.62        16.89      3,892.11
                                                              2011     16.89        15.85      4,383.54
                                                              2012     15.85        18.02      4,383.54
                                                              2013     18.02        24.42      3,591.76

T. Rowe Price Large Cap Growth Investment Division
  (Class E).................................................. 2004     10.82        11.63          0.00
                                                              2005     11.63        12.12          0.00
                                                              2006     12.12        13.41          0.00
                                                              2007     13.41        14.35        240.96
                                                              2008     14.35         8.15        240.30
                                                              2009      8.15        11.43        239.97
                                                              2010     11.43        13.09        244.68
                                                              2011     13.09        12.65        239.53
                                                              2012     12.65        14.72        239.30
                                                              2013     14.72        20.03      3,971.84

T. Rowe Price Large Cap Growth Investment Division (Class E)
  (formerly RCM Technology Investment Division
  (Class E))................................................. 2004      4.51         4.23     55,505.31
                                                              2005      4.23         4.61        441.09
                                                              2006      4.61         4.75          0.00
                                                              2007      4.75         6.13      3,322.48
                                                              2008      6.13         3.33          0.00
                                                              2009      3.33         5.20      4,697.26
                                                              2010      5.20         6.51      3,884.17
                                                              2011      6.51         5.74      3,730.54
                                                              2012      5.74         6.32      3,623.80
                                                              2013      6.32         6.60          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).................................................. 2004      6.02         6.96          0.00
                                                              2005      6.96         7.80          0.00
                                                              2006      7.80         8.13      1,209.47
                                                              2007      8.13         9.36      9,234.82
                                                              2008      9.36         5.54      3,048.16
                                                              2009      5.54         7.89          0.00
                                                              2010      7.89         9.88          3.02
                                                              2011      9.88         9.52          0.00
                                                              2012      9.52        10.61          0.00
                                                              2013     10.61        14.20          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2004    $11.53       $12.53          0.00
                                                       2005     12.53        13.60          0.00
                                                       2006     13.60        13.81          0.00
                                                       2007     13.81        14.83          0.00
                                                       2008     14.83         9.25      1,567.91
                                                       2009      9.25        12.58          0.00
                                                       2010     12.58        16.59        440.26
                                                       2011     16.59        16.50        419.78
                                                       2012     16.50        18.75        407.77
                                                       2013     18.75        26.50        407.77

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2004     17.82        18.58        154.95
                                                       2005     18.58        18.68      3,008.17
                                                       2006     18.68        19.18      3,832.95
                                                       2007     19.18        19.51        182.73
                                                       2008     19.51        16.22        136.88
                                                       2009     16.22        20.96        133.13
                                                       2010     20.96        23.11        136.75
                                                       2011     23.11        23.98        131.53
                                                       2012     23.98        26.13        131.04
                                                       2013     26.13        25.82        163.47

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2004     14.72        14.82          0.00
                                                       2005     14.82        14.74          0.00
                                                       2006     14.74        15.01          0.00
                                                       2007     15.01        15.30          0.00
                                                       2008     15.30        14.92          0.00
                                                       2009     14.92        15.22          0.00
                                                       2010     15.22        15.75          0.00
                                                       2011     15.75        16.24          0.00
                                                       2012     16.24        16.40          0.00
                                                       2013     16.40        15.94          0.00

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.15 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 13.67      $ 14.26      1,871.50
                                                       2007     14.26        14.40      9,055.63
                                                       2008     14.40        12.75          0.00
                                                       2009     12.75        14.04          0.00
                                                       2010     14.04        14.60        107.27
                                                       2011     14.60        15.14      7,703.24
                                                       2012     15.14        15.59          0.00
                                                       2013     15.59        14.91        678.08

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2004     15.55        18.37      8,233.81
                                                       2005     18.37        22.51     10,408.87
                                                       2006     22.51        27.29     10,006.16
                                                       2007     27.29        32.39     11,559.57
                                                       2008     32.39        14.71      7,460.49
                                                       2009     14.71        23.18      4,904.52
                                                       2010     23.18        27.74      4,304.56
                                                       2011     27.74        21.92      2,906.26
                                                       2012     21.92        25.31      2,573.18
                                                       2013     25.31        31.73        910.81

American Funds Growth Investment Division+ (Class 2).. 2004     96.42       106.00      6,382.60
                                                       2005    106.00       120.37      4,184.29
                                                       2006    120.37       129.66      4,691.87
                                                       2007    129.66       142.35      4,374.86
                                                       2008    142.35        77.93      2,860.94
                                                       2009     77.93       106.18      1,819.93
                                                       2010    106.18       123.15      1,618.60
                                                       2011    123.15       115.21        722.06
                                                       2012    115.21       132.72        734.35
                                                       2013    132.72       168.74        577.79

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2004     75.04        80.94      3,961.92
                                                       2005     80.94        83.72      5,156.55
                                                       2006     83.72        94.26      3,541.86
                                                       2007     94.26        96.75      4,096.76
                                                       2008     96.75        58.75      2,227.45
                                                       2009     58.75        75.36      1,969.58
                                                       2010     75.36        82.06        993.77
                                                       2011     82.06        78.73        743.23
                                                       2012     78.73        90.38      1,027.89
                                                       2013     90.38       117.92        835.67

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)................................................. 2004    $10.67       $12.33        617.87
                                                             2005     12.33        14.21        658.04
                                                             2006     14.21        16.18      3,385.08
                                                             2007     16.18        17.45      2,235.53
                                                             2008     17.45         9.52      1,358.95
                                                             2009      9.52        11.37      1,258.27
                                                             2010     11.37        11.91      1,094.45
                                                             2011     11.91         9.33        937.89
                                                             2012      9.33        10.90        970.34
                                                             2013     10.90        12.30         11.95

Barclays Aggregate Bond Index Investment Division (Class E)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class E))............................ 2004     12.15        12.36     11,393.30
                                                             2005     12.36        12.34      9,533.73
                                                             2006     12.34        12.54      7,303.60
                                                             2007     12.54        13.10      9,632.61
                                                             2008     13.10        13.56      5,456.97
                                                             2009     13.56        13.95      4,213.06
                                                             2010     13.95        14.45      3,246.04
                                                             2011     14.45        15.19      2,189.21
                                                             2012     15.19        15.41      2,380.07
                                                             2013     15.41        14.72      2,562.89

BlackRock Bond Income Investment Division (Class E)......... 2004     40.18        41.01      3,346.62
                                                             2005     41.01        41.04      3,149.42
                                                             2006     41.04        41.88      1,292.51
                                                             2007     41.88        43.50        939.58
                                                             2008     43.50        41.05        883.90
                                                             2009     41.05        43.91        759.19
                                                             2010     43.91        46.50      1,075.20
                                                             2011     46.50        48.43        593.71
                                                             2012     48.43        50.89        599.55
                                                             2013     50.89        49.35        527.74

BlackRock Diversified Investment Division (Class E)......... 2004     32.00        33.91      2,899.19
                                                             2005     33.91        34.17      2,785.83
                                                             2006     34.17        36.90      2,581.19
                                                             2007     36.90        38.18      1,116.38
                                                             2008     38.18        28.07      1,067.03
                                                             2009     28.07        32.18        859.97
                                                             2010     32.18        34.47        706.63
                                                             2011     34.47        34.98        199.86
                                                             2012     34.98        38.40        195.27
                                                             2013     38.40        45.25        193.98


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


                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division* (Class E)..... 2007    $66.85       $67.15        710.19
                                                             2008     67.15        41.23        569.44
                                                             2009     41.23        48.14        368.04
                                                             2010     48.14        53.09        379.78
                                                             2011     53.09        52.11        421.55
                                                             2012     52.11        57.93        421.55
                                                             2013     57.93        76.14        119.58

BlackRock Large Cap Core Investment Division (Class E)
  (formerly BlackRock Large Cap Investment Division
  (Class E))................................................ 2004     52.67        57.06      1,002.21
                                                             2005     57.06        57.78        922.91
                                                             2006     57.78        64.42        711.47
                                                             2007     64.42        67.42          0.00

BlackRock Large Cap Value Investment Division (Class E)..... 2004     10.44        11.58      4,304.63
                                                             2005     11.58        11.98      3,251.04
                                                             2006     11.98        13.98      4,326.66
                                                             2007     13.98        14.13     14,281.80
                                                             2008     14.13         8.98      6,371.10
                                                             2009      8.98         9.77      2,746.48
                                                             2010      9.77        10.43      4,926.54
                                                             2011     10.43        10.42      5,564.19
                                                             2012     10.42        11.64      4,730.04
                                                             2013     11.64        15.03      7,976.35

BlackRock Money Market Investment Division (Class E)........ 2004     19.30        19.05          0.00
                                                             2005     19.05        19.15          0.00
                                                             2006     19.15        19.62          0.00
                                                             2007     19.62        20.15          0.00
                                                             2008     20.15        20.25     10,165.31
                                                             2009     20.25        19.88      8,869.92
                                                             2010     19.88        19.46      4,671.63
                                                             2011     19.46        19.04      2,983.14
                                                             2012     19.04        18.64      1,758.41
                                                             2013     18.64        18.24        382.01

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E))............................ 2004      6.64         7.06        194.20
                                                             2005      7.06         7.86        185.19
                                                             2006      7.86         7.56        206.43
                                                             2007      7.56         7.57        214.79
                                                             2008      7.57         4.52        211.20
                                                             2009      4.52         5.89      3,355.93
                                                             2010      5.89         7.14      3,352.60
                                                             2011      7.14         7.23      2,141.72
                                                             2012      7.23         8.40      4,979.67
                                                             2013      8.40        11.99     16,801.49


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


                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E))................ 2006    $ 8.94       $ 9.54      1,202.39
                                                              2007      9.54         8.80      1,226.92
                                                              2008      8.80         3.91        447.74
                                                              2009      3.91         5.28        939.37
                                                              2010      5.28         5.55        755.44
                                                              2011      5.55         5.88          0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E) and before that
  MFS(R) Investors Trust Investment Division (Class E))...... 2004      7.54         8.21      1,207.29
                                                              2005      8.21         8.61      1,358.85
                                                              2006      8.61         8.98      1,366.05

Davis Venture Value Investment Division (Class E)............ 2004     26.19        28.74      3,927.86
                                                              2005     28.74        30.99      5,199.63
                                                              2006     30.99        34.70      7,278.24
                                                              2007     34.70        35.46      4,993.46
                                                              2008     35.46        21.01      2,863.24
                                                              2009     21.01        27.11      1,655.27
                                                              2010     27.11        29.67        875.78
                                                              2011     29.67        27.82      2,807.43
                                                              2012     27.82        30.69      2,923.43
                                                              2013     30.69        40.11      2,443.43

Frontier Mid Cap Growth Investment Division (Class E)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class E))........................................ 2004     30.33        33.48        850.72
                                                              2005     33.48        36.23        858.28
                                                              2006     36.23        37.78      1,109.56
                                                              2007     37.78        44.51      1,267.17
                                                              2008     44.51        23.62      1,918.13
                                                              2009     23.62        34.48      1,725.79
                                                              2010     34.48        38.88      1,665.75
                                                              2011     38.88        36.84        201.39
                                                              2012     36.84        39.95        201.39
                                                              2013     39.95        51.85        479.79

Harris Oakmark International Investment Division
  (Class E).................................................. 2004     11.58        13.68      3,382.58
                                                              2005     13.68        15.30      5,903.70
                                                              2006     15.30        19.31      6,915.16
                                                              2007     19.31        18.71     14,457.36
                                                              2008     18.71        10.83      4,078.42
                                                              2009     10.83        16.47     12,268.62
                                                              2010     16.47        18.78      9,590.30
                                                              2011     18.78        15.78      6,197.87
                                                              2012     15.78        19.97      6,366.57
                                                              2013     19.97        25.53      6,180.35


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


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2012    $23.26       $23.80      2,702.83
                                                           2013     23.80        30.39      1,297.85

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2004     17.35        20.85      6,286.78
                                                           2005     20.85        22.88     11,425.30
                                                           2006     22.88        24.92     10,992.12
                                                           2007     24.92        25.18      7,516.64
                                                           2008     25.18        12.96      5,753.49
                                                           2009     12.96        18.76      6,165.22
                                                           2010     18.76        23.16      4,297.86
                                                           2011     23.16        21.18      2,937.32
                                                           2012     21.18        23.37          0.00

Invesco Small Cap Growth Investment Division (Class E).... 2004     11.44        11.94        619.11
                                                           2005     11.94        12.67        463.28
                                                           2006     12.67        14.17      1,825.21
                                                           2007     14.17        15.42        929.08
                                                           2008     15.42         9.25        926.48
                                                           2009      9.25        12.13        936.20
                                                           2010     12.13        15.00        605.96
                                                           2011     15.00        14.53        467.19
                                                           2012     14.53        16.83        454.46
                                                           2013     16.83        23.12        401.67

Jennison Growth Investment Division (Class E)............. 2005      3.92         4.69        613.27
                                                           2006      4.69         4.71      2,641.14
                                                           2007      4.71         5.14      1,391.48
                                                           2008      5.14         3.19      1,328.84
                                                           2009      3.19         4.37      1,325.44
                                                           2010      4.37         4.76      1,842.24
                                                           2011      4.76         4.68      1,167.99
                                                           2012      4.68         5.29      5,455.51
                                                           2013      5.29         7.09      1,056.46

Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E)).............................................. 2004      4.15         4.25        635.91
                                                           2005      4.25         3.88        650.49

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division
  (Class E).............................................. 2004    $21.69       $24.67        676.53
                                                          2005     24.67        25.78        178.26
                                                          2006     25.78        29.40      1,029.23
                                                          2007     29.40        32.15      5,498.37
                                                          2008     32.15        20.14        252.44
                                                          2009     20.14        25.63        265.25
                                                          2010     25.63        31.95         99.97
                                                          2011     31.95        31.41        978.96
                                                          2012     31.41        35.16        978.93
                                                          2013     35.16        48.46      2,339.91

Loomis Sayles Small Cap Growth Investment Division
  (Class E).............................................. 2004      8.75         9.52      1,147.74
                                                          2005      9.52         9.74      1,355.21
                                                          2006      9.74        10.47      2,171.96
                                                          2007     10.47        10.71        149.87
                                                          2008     10.71         6.14        159.57
                                                          2009      6.14         7.82      2,321.72
                                                          2010      7.82        10.05      2,692.44
                                                          2011     10.05        10.13          0.00
                                                          2012     10.13        11.00          0.00
                                                          2013     11.00        15.99          0.00

Lord Abbett Bond Debenture Investment Division (Class E). 2004     11.71        12.41      4,690.20
                                                          2005     12.41        12.34      5,496.81
                                                          2006     12.34        13.19      5,721.09
                                                          2007     13.19        13.77      5,300.95
                                                          2008     13.77        10.98      3,116.93
                                                          2009     10.98        14.71      3,797.20
                                                          2010     14.71        16.28      3,816.53
                                                          2011     16.28        16.68      5,048.88
                                                          2012     16.68        18.45      5,658.47
                                                          2013     18.45        19.51      5,333.44

Met/Artisan Mid Cap Value Investment Division (Class E).. 2004     28.43        30.54     12,861.04
                                                          2005     30.54        32.83      5,019.92
                                                          2006     32.83        36.08      3,241.62
                                                          2007     36.08        32.84      1,616.86
                                                          2008     32.84        17.33      1,172.66
                                                          2009     17.33        23.97      1,187.07
                                                          2010     23.97        26.95        472.44
                                                          2011     26.95        28.12          0.00
                                                          2012     28.12        30.74          0.00
                                                          2013     30.74        41.11      2,590.72

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division (Class E)... 2004    $11.19       $12.70      9,894.38
                                                             2005     12.70        13.94      8,547.95
                                                             2006     13.94        14.99      7,069.68
                                                             2007     14.99        15.79      7,671.38
                                                             2008     15.79         9.84      7,219.81
                                                             2009      9.84        13.19      3,555.39
                                                             2010     13.19        16.27      2,321.55
                                                             2011     16.27        15.59      1,123.38
                                                             2012     15.59        17.92      1,191.99
                                                             2013     17.92        23.32      2,230.85

MetLife Stock Index Investment Division (Class E)........... 2004     31.36        33.88      9,215.95
                                                             2005     33.88        34.65      9,114.63
                                                             2006     34.65        39.09      8,751.17
                                                             2007     39.09        40.19      5,957.13
                                                             2008     40.19        24.71      5,008.81
                                                             2009     24.71        30.49      4,591.51
                                                             2010     30.49        34.20      2,907.14
                                                             2011     34.20        34.04      1,460.55
                                                             2012     34.04        38.50      2,412.23
                                                             2013     38.50        49.67      1,540.55

MFS(R) Research International Investment Division (Class E). 2004      9.30        10.89      1,890.90
                                                             2005     10.89        12.42      2,132.40
                                                             2006     12.42        15.41      4,003.04
                                                             2007     15.41        17.10      4,210.59
                                                             2008     17.10         9.65      9,843.48
                                                             2009      9.65        12.44      2,265.59
                                                             2010     12.44        13.58      3,246.38
                                                             2011     13.58        11.88      2,555.05
                                                             2012     11.88        13.59      2,015.52
                                                             2013     13.59        15.87      2,018.64

MFS(R) Total Return Investment Division (Class E)
  (5/1/2004)................................................ 2004     32.35        35.01        882.32
                                                             2005     35.01        35.24      3,087.82
                                                             2006     35.24        38.61      4,528.37
                                                             2007     38.61        39.34      5,773.91
                                                             2008     39.34        29.90      4,461.81
                                                             2009     29.90        34.62      4,451.71
                                                             2010     34.62        37.20      2,286.08
                                                             2011     37.20        37.20        173.39
                                                             2012     37.20        40.52         24.74
                                                             2013     40.52        47.07         24.74

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E).................. 2004    $11.54       $12.57     12,975.29
                                                             2005     12.57        12.12     18,178.87
                                                             2006     12.12        13.99     11,545.93
                                                             2007     13.99        13.15      5,928.63
                                                             2008     13.15         8.54      5,130.02
                                                             2009      8.54        10.09     14,705.70
                                                             2010     10.09        10.99     12,105.48
                                                             2011     10.99        10.84          0.00
                                                             2012     10.84        12.35      1,968.67
                                                             2013     12.35        16.39      8,093.21

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E))................................................ 2004     21.59        23.99      1,202.31
                                                             2005     23.99        25.96      1,145.45
                                                             2006     25.96        28.39      1,455.08
                                                             2007     28.39        28.91      1,063.31
                                                             2008     28.91        17.25         95.79
                                                             2009     17.25        20.54         99.69
                                                             2010     20.54        23.00        211.15
                                                             2011     23.00        21.09        145.30
                                                             2012     21.09        23.86        143.87
                                                             2013     23.86        26.21          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)................................................. 2010     11.91        13.77      1,793.54
                                                             2011     13.77        12.55        537.40
                                                             2012     12.55        13.45        533.61
                                                             2013     13.45        18.30        529.63

Morgan Stanley Mid Cap Growth Investment Division (Class E)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))................................................ 2004     13.80        15.80      3,813.48
                                                             2005     15.80        16.51      4,062.73
                                                             2006     16.51        18.04      4,623.65
                                                             2007     18.04        19.10      3,230.04
                                                             2008     19.10         8.34      2,290.27
                                                             2009      8.34        10.92      1,502.62
                                                             2010     10.92        11.78          0.00

MSCI EAFE(R) Index Investment Division (Class E)............ 2004      9.22        10.77      6,126.00
                                                             2005     10.77        11.92      6,323.60
                                                             2006     11.92        14.66      9,356.52
                                                             2007     14.66        15.86      9,687.70
                                                             2008     15.86         8.98     12,765.86
                                                             2009      8.98        11.29      4,128.68
                                                             2010     11.29        11.93      3,299.58
                                                             2011     11.93        10.21      1,821.04
                                                             2012     10.21        11.80      1,814.42
                                                             2013     11.80        14.05      2,096.69

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2004    $15.58       $17.56     27,095.80
                                                         2005     17.56        17.87     22,089.70
                                                         2006     17.87        20.40     18,411.53
                                                         2007     20.40        19.25      8,214.36
                                                         2008     19.25        11.59      6,361.99
                                                         2009     11.59        12.80      5,313.70
                                                         2010     12.80        15.22      2,099.70
                                                         2011     15.22        15.73        429.18
                                                         2012     15.73        16.91        516.25
                                                         2013     16.91        22.91        519.24

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2004     11.85        13.28      1,730.31
                                                         2005     13.28        14.07      2,180.30
                                                         2006     14.07        15.80      2,308.34
                                                         2007     15.80        15.05      1,850.60
                                                         2008     15.05         9.10      1,569.14
                                                         2009      9.10        12.19      1,316.67
                                                         2010     12.19        14.68      1,089.88
                                                         2011     14.68        13.61          0.00
                                                         2012     13.61        14.05          0.00
                                                         2013     14.05        15.20          0.00

Oppenheimer Global Equity Investment Division (Class E). 2004     12.32        14.00      2,880.34
                                                         2005     14.00        15.91      1,804.42
                                                         2006     15.91        18.15      2,621.75
                                                         2007     18.15        18.88      2,109.23
                                                         2008     18.88        10.99         94.62
                                                         2009     10.99        15.07        789.21
                                                         2010     15.07        17.12        479.13
                                                         2011     17.12        15.35      2,065.08
                                                         2012     15.35        18.24      2,057.25
                                                         2013     18.24        22.72        168.91

PIMCO Total Return Investment Division (Class E)........ 2004     11.35        11.67     19,241.45
                                                         2005     11.67        11.69     21,778.69
                                                         2006     11.69        11.97     15,981.58
                                                         2007     11.97        12.61     12,941.28
                                                         2008     12.61        12.40     10,789.64
                                                         2009     12.40        14.35     13,615.10
                                                         2010     14.35        15.20     13,706.85
                                                         2011     15.20        15.38      9,097.22
                                                         2012     15.38        16.45      8,306.48
                                                         2013     16.45        15.80      1,649.39

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E).......... 2004    $12.98       $14.93      8,039.99
                                                              2005     14.93        15.26      7,340.29
                                                              2006     15.26        17.58      6,784.95
                                                              2007     17.58        16.92      3,723.22
                                                              2008     16.92        11.00      3,510.11
                                                              2009     11.00        13.55      2,767.31
                                                              2010     13.55        16.79      1,453.43
                                                              2011     16.79        15.75        179.08
                                                              2012     15.75        17.90        265.50
                                                              2013     17.90        24.23        540.22

T. Rowe Price Large Cap Growth Investment Division
  (Class E).................................................. 2004     10.79        11.59      7,296.27
                                                              2005     11.59        12.08      2,894.32
                                                              2006     12.08        13.36      3,096.27
                                                              2007     13.36        14.28      6,386.93
                                                              2008     14.28         8.11      1,575.09
                                                              2009      8.11        11.37        802.27
                                                              2010     11.37        13.01        596.51
                                                              2011     13.01        12.57        589.56
                                                              2012     12.57        14.62      2,191.44
                                                              2013     14.62        19.87      2,413.86

T. Rowe Price Large Cap Growth Investment Division (Class E)
  (formerly RCM Technology Investment Division
  (Class E))................................................. 2004      4.51         4.22     10,928.51
                                                              2005      4.22         4.59     15,970.17
                                                              2006      4.59         4.74     10,067.59
                                                              2007      4.74         6.11      3,492.25
                                                              2008      6.11         3.32      3,695.48
                                                              2009      3.32         5.17      8,632.04
                                                              2010      5.17         6.48      8,502.77
                                                              2011      6.48         5.71        387.97
                                                              2012      5.71         6.28        411.30
                                                              2013      6.28         6.56          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).................................................. 2004      6.01         6.94      4,347.21
                                                              2005      6.94         7.79      7,750.61
                                                              2006      7.79         8.11     12,151.86
                                                              2007      8.11         9.33     20,990.02
                                                              2008      9.33         5.51     13,390.29
                                                              2009      5.51         7.85     10,699.03
                                                              2010      7.85         9.83     10,046.62
                                                              2011      9.83         9.47     10,078.66
                                                              2012      9.47        10.55     10,029.06
                                                              2013     10.55        14.11     12,012.30

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2004    $11.49       $12.48      7,272.47
                                                       2005     12.48        13.54      7,167.74
                                                       2006     13.54        13.74      7,577.63
                                                       2007     13.74        14.75      2,731.95
                                                       2008     14.75         9.20      5,374.35
                                                       2009      9.20        12.50      5,235.87
                                                       2010     12.50        16.48      3,018.69
                                                       2011     16.48        16.38      2,109.65
                                                       2012     16.38        18.60      2,106.43
                                                       2013     18.60        26.28      6,766.35

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2004     17.74        18.48     15,634.08
                                                       2005     18.48        18.58     27,090.19
                                                       2006     18.58        19.06     19,229.37
                                                       2007     19.06        19.38      7,765.58
                                                       2008     19.38        16.10      3,497.56
                                                       2009     16.10        20.80      4,271.66
                                                       2010     20.80        22.93      3,902.87
                                                       2011     22.93        23.77      2,107.53
                                                       2012     23.77        25.89      3,025.41
                                                       2013     25.89        25.58        535.93

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2004     14.65        14.74      3,657.61
                                                       2005     14.74        14.66      5,346.73
                                                       2006     14.66        14.92      4,542.12
                                                       2007     14.92        15.20      4,542.45
                                                       2008     15.20        14.81      3,729.57
                                                       2009     14.81        15.11      1,843.71
                                                       2010     15.11        15.62      1,458.29
                                                       2011     15.62        16.10      1,187.79
                                                       2012     16.10        16.25      1,142.29
                                                       2013     16.25        15.79      1,087.24

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.20 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 13.60      $ 14.19      2,123.12
                                                       2007     14.19        14.32      2,380.35
                                                       2008     14.32        12.68        999.69
                                                       2009     12.68        13.95        739.91
                                                       2010     13.95        14.50          1.14
                                                       2011     14.50        15.03          0.00
                                                       2012     15.03        15.47          0.00
                                                       2013     15.47        14.78          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2004     15.51        18.31          0.00
                                                       2005     18.31        22.42     14,287.71
                                                       2006     22.42        27.18     13,354.79
                                                       2007     27.18        32.23     13,953.89
                                                       2008     32.23        14.63     11,825.74
                                                       2009     14.63        23.05      5,507.31
                                                       2010     23.05        27.56          1.10
                                                       2011     27.56        21.77          0.00
                                                       2012     21.77        25.12          0.00
                                                       2013     25.12        31.48          0.00

American Funds Growth Investment Division+ (Class 2).. 2004     95.47       104.90          0.00
                                                       2005    104.90       119.06      5,197.63
                                                       2006    119.06       128.19      3,907.04
                                                       2007    128.19       140.66      4,040.66
                                                       2008    140.66        76.97      3,454.38
                                                       2009     76.97       104.81      1,854.41
                                                       2010    104.81       121.50          0.20
                                                       2011    121.50       113.61          0.00
                                                       2012    113.61       130.81          0.00
                                                       2013    130.81       166.24          0.00

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2004     74.30        80.10          0.00
                                                       2005     80.10        82.80      6,733.74
                                                       2006     82.80        93.18      5,902.55
                                                       2007     93.18        95.60      5,633.63
                                                       2008     95.60        58.03      5,033.34
                                                       2009     58.03        74.39      1,841.59
                                                       2010     74.39        80.97          0.62
                                                       2011     80.97        77.64          0.00
                                                       2012     77.64        89.09          0.00
                                                       2013     89.09       116.17          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)................................................. 2004    $10.60       $12.24      5,831.75
                                                             2005     12.24        14.11      6,998.46
                                                             2006     14.11        16.05      6,823.83
                                                             2007     16.05        17.30      7,640.32
                                                             2008     17.30         9.44      6,466.56
                                                             2009      9.44        11.26      3,627.63
                                                             2010     11.26        11.80          3.54
                                                             2011     11.80         9.23          0.00
                                                             2012      9.23        10.78          0.00
                                                             2013     10.78        12.16          0.00

Barclays Aggregate Bond Index Investment Division (Class E)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class E))............................ 2004     12.12        12.32     35,371.12
                                                             2005     12.32        12.29     35,569.45
                                                             2006     12.29        12.49     37,573.50
                                                             2007     12.49        13.04     43,337.63
                                                             2008     13.04        13.49     30,487.80
                                                             2009     13.49        13.88     12,285.25
                                                             2010     13.88        14.36          5.09
                                                             2011     14.36        15.09          0.00
                                                             2012     15.09        15.30          0.00
                                                             2013     15.30        14.61          0.00

BlackRock Bond Income Investment Division (Class E)......... 2004     39.77        40.57      4,739.42
                                                             2005     40.57        40.58      3,844.39
                                                             2006     40.58        41.39      3,834.33
                                                             2007     41.39        42.97      2,508.67
                                                             2008     42.97        40.53      2,988.20
                                                             2009     40.53        43.33      1,765.53
                                                             2010     43.33        45.86          1.70
                                                             2011     45.86        47.74          0.00
                                                             2012     47.74        50.14          0.00
                                                             2013     50.14        48.60          0.00

BlackRock Diversified Investment Division (Class E)......... 2004     31.72        33.60      9,242.23
                                                             2005     33.60        33.84      7,562.23
                                                             2006     33.84        36.53      4,814.42
                                                             2007     36.53        37.77      6,284.90
                                                             2008     37.77        27.75      3,575.93
                                                             2009     27.75        31.80      3,356.31
                                                             2010     31.80        34.05          1.38
                                                             2011     34.05        34.54          0.00
                                                             2012     34.54        37.90          0.00
                                                             2013     37.90        44.63          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division* (Class E)..... 2007    $66.06       $66.33      2,418.29
                                                             2008     66.33        40.71      1,550.72
                                                             2009     40.71        47.51        989.59
                                                             2010     47.51        52.36          1.33
                                                             2011     52.36        51.37          0.00
                                                             2012     51.37        57.08          0.00
                                                             2013     57.08        74.98          0.00

BlackRock Large Cap Core Investment Division (Class E)
  (formerly BlackRock Large Cap Investment Division
  (Class E))................................................ 2004     52.13        56.45      2,986.47
                                                             2005     56.45        57.13      2,793.92
                                                             2006     57.13        63.67      2,571.59
                                                             2007     63.67        66.62          0.00

BlackRock Large Cap Value Investment Division (Class E)..... 2004     10.44        11.57      2,375.07
                                                             2005     11.57        11.96      2,491.95
                                                             2006     11.96        13.95     13,309.15
                                                             2007     13.95        14.09     14,568.90
                                                             2008     14.09         8.95     12,001.48
                                                             2009      8.95         9.74      8,857.78
                                                             2010      9.74        10.38          7.60
                                                             2011     10.38        10.37          0.00
                                                             2012     10.37        11.58          0.00
                                                             2013     11.58        14.94          0.00

BlackRock Money Market Investment Division (Class E)........ 2004     19.11        18.84          0.00
                                                             2005     18.84        18.94          0.00
                                                             2006     18.94        19.39          0.00
                                                             2007     19.39        19.90          0.00
                                                             2008     19.90        19.99          0.00
                                                             2009     19.99        19.62          0.00
                                                             2010     19.62        19.19          0.00
                                                             2011     19.19        18.77          0.00
                                                             2012     18.77        18.36          0.00
                                                             2013     18.36        17.96          0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E))............................ 2004      6.63         7.05      7,495.14
                                                             2005      7.05         7.84      6,267.96
                                                             2006      7.84         7.54      5,153.09
                                                             2007      7.54         7.55      3,099.99
                                                             2008      7.55         4.50        395.90
                                                             2009      4.50         5.87          0.00
                                                             2010      5.87         7.11          5.92
                                                             2011      7.11         7.20          0.00
                                                             2012      7.20         8.35          0.00
                                                             2013      8.35        11.91          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E))................ 2006    $ 8.91       $ 9.51      1,956.46
                                                              2007      9.51         8.76      1,347.02
                                                              2008      8.76         3.89          0.00
                                                              2009      3.89         5.25          0.00
                                                              2010      5.25         5.51          2.27
                                                              2011      5.51         5.85          0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E) and before that
  MFS(R) Investors Trust Investment Division (Class E))...... 2004      7.52         8.19      2,025.85
                                                              2005      8.19         8.58      2,100.49
                                                              2006      8.58         8.95      2,138.79

Davis Venture Value Investment Division (Class E)............ 2004     26.07        28.60      4,415.95
                                                              2005     28.60        30.81      4,184.02
                                                              2006     30.81        34.49      4,121.65
                                                              2007     34.49        35.23      3,091.65
                                                              2008     35.23        20.86      1,217.06
                                                              2009     20.86        26.90        194.89
                                                              2010     26.90        29.43          2.12
                                                              2011     29.43        27.58          0.00
                                                              2012     27.58        30.41          0.00
                                                              2013     30.41        39.72          0.00

Frontier Mid Cap Growth Investment Division (Class E)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class E))........................................ 2004     30.10        33.20      1,610.53
                                                              2005     33.20        35.91      1,275.09
                                                              2006     35.91        37.43      1,200.71
                                                              2007     37.43        44.07      1,343.98
                                                              2008     44.07        23.37      1,358.97
                                                              2009     23.37        34.11          0.00
                                                              2010     34.11        38.44          0.51
                                                              2011     38.44        36.41          0.00
                                                              2012     36.41        39.46          0.00
                                                              2013     39.46        51.19          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................... 2004    $11.56       $13.65      4,545.10
                                                           2005     13.65        15.27      5,027.55
                                                           2006     15.27        19.26      9,330.71
                                                           2007     19.26        18.65      8,520.04
                                                           2008     18.65        10.79      6,950.06
                                                           2009     10.79        16.40      5,378.00
                                                           2010     16.40        18.69          2.41
                                                           2011     18.69        15.70          0.00
                                                           2012     15.70        19.86          0.00
                                                           2013     19.86        25.38          0.00

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2012     23.10        23.63          0.00
                                                           2013     23.63        30.16          0.00

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2004     17.31        20.79      5,466.33
                                                           2005     20.79        22.79      7,226.74
                                                           2006     22.79        24.82      6,017.67
                                                           2007     24.82        25.07      4,776.07
                                                           2008     25.07        12.90      4,784.77
                                                           2009     12.90        18.65      2,352.99
                                                           2010     18.65        23.02          0.51
                                                           2011     23.02        21.04          0.00
                                                           2012     21.04        23.22          0.00

Invesco Small Cap Growth Investment Division (Class E).... 2004     11.43        11.92        645.80
                                                           2005     11.92        12.65        706.69
                                                           2006     12.65        14.13      1,007.57
                                                           2007     14.13        15.37      1,653.95
                                                           2008     15.37         9.22      1,736.38
                                                           2009      9.22        12.08      1,051.30
                                                           2010     12.08        14.93          2.78
                                                           2011     14.93        14.46          0.00
                                                           2012     14.46        16.73          0.00
                                                           2013     16.73        22.98          0.00

Jennison Growth Investment Division (Class E)............. 2005      3.91         4.68      6,326.30
                                                           2006      4.68         4.69      5,318.54
                                                           2007      4.69         5.12      3,451.85
                                                           2008      5.12         3.18        364.26
                                                           2009      3.18         4.35        363.30
                                                           2010      4.35         4.74          3.91
                                                           2011      4.74         4.65          0.00
                                                           2012      4.65         5.26          0.00
                                                           2013      5.26         7.04          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))............................................ 2004    $ 4.15       $ 4.24      6,901.45
                                                         2005      4.24         3.87      6,737.43

Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2004     21.59        24.54        475.57
                                                         2005     24.54        25.63        353.93
                                                         2006     25.63        29.22        272.81
                                                         2007     29.22        31.93        464.04
                                                         2008     31.93        19.99        234.09
                                                         2009     19.99        25.43         38.68
                                                         2010     25.43        31.68          2.05
                                                         2011     31.68        31.13          0.00
                                                         2012     31.13        34.83          0.00
                                                         2013     34.83        47.99          0.00

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2004      8.74         9.50      2,792.68
                                                         2005      9.50         9.71      2,264.89
                                                         2006      9.71        10.44      2,225.35
                                                         2007     10.44        10.67      4,824.55
                                                         2008     10.67         6.12      5,029.95
                                                         2009      6.12         7.78      4,439.82
                                                         2010      7.78        10.01          4.90
                                                         2011     10.01        10.07          0.00
                                                         2012     10.07        10.93          0.00
                                                         2013     10.93        15.89          0.00

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2004     11.67        12.36      7,789.76
                                                         2005     12.36        12.28      7,845.59
                                                         2006     12.28        13.12      8,409.75
                                                         2007     13.12        13.70      9,612.40
                                                         2008     13.70        10.92      8,504.41
                                                         2009     10.92        14.62      1,603.48
                                                         2010     14.62        16.17          1.01
                                                         2011     16.17        16.56          0.00
                                                         2012     16.56        18.30          0.00
                                                         2013     18.30        19.35          0.00

Met/Artisan Mid Cap Value Investment Division (Class E). 2004     28.28        30.37     10,655.30
                                                         2005     30.37        32.62     11,623.48
                                                         2006     32.62        35.84      7,019.33
                                                         2007     35.84        32.60      5,840.98
                                                         2008     32.60        17.19      2,287.55
                                                         2009     17.19        23.77        242.78
                                                         2010     23.77        26.72          1.86
                                                         2011     26.72        27.86          0.00
                                                         2012     27.86        30.44          0.00
                                                         2013     30.44        40.69          0.00

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2004    $11.17       $12.67     13,786.33
                                                   2005     12.67        13.90     12,756.91
                                                   2006     13.90        14.94      9,929.96
                                                   2007     14.94        15.73      9,791.05
                                                   2008     15.73         9.80     15,156.26
                                                   2009      9.80        13.12      3,748.36
                                                   2010     13.12        16.19          2.83
                                                   2011     16.19        15.50          0.00
                                                   2012     15.50        17.81          0.00
                                                   2013     17.81        23.17          0.00

MetLife Stock Index Investment Division (Class E). 2004     31.14        33.63     20,967.77
                                                   2005     33.63        34.38     26,625.93
                                                   2006     34.38        38.77     20,787.02
                                                   2007     38.77        39.84     20,126.01
                                                   2008     39.84        24.48     19,728.37
                                                   2009     24.48        30.19      8,194.37
                                                   2010     30.19        33.85          1.95
                                                   2011     33.85        33.68          0.00
                                                   2012     33.68        38.06          0.00
                                                   2013     38.06        49.09          0.00

MFS(R) Research International Investment Division
  (Class E)....................................... 2004      9.28        10.87      7,188.80
                                                   2005     10.87        12.39      6,999.89
                                                   2006     12.39        15.37     11,802.81
                                                   2007     15.37        17.04     10,070.37
                                                   2008     17.04         9.61      9,851.45
                                                   2009      9.61        12.39      3,764.65
                                                   2010     12.39        13.52          6.05
                                                   2011     13.52        11.82          0.00
                                                   2012     11.82        13.51          0.00
                                                   2013     13.51        15.77          0.00

MFS(R) Total Return Investment Division (Class E)
  (5/1/2004)...................................... 2004     32.08        34.70         28.24
                                                   2005     34.70        34.91        775.56
                                                   2006     34.91        38.23        924.44
                                                   2007     38.23        38.94      2,214.75
                                                   2008     38.94        29.57      1,530.69
                                                   2009     29.57        34.23      1,670.50
                                                   2010     34.23        36.76          1.64
                                                   2011     36.76        36.74          0.00
                                                   2012     36.74        40.00          0.00
                                                   2013     40.00        46.45          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E).................. 2004    $11.51       $12.54     21,300.79
                                                             2005     12.54        12.07     16,456.08
                                                             2006     12.07        13.93     16,814.27
                                                             2007     13.93        13.09     15,922.67
                                                             2008     13.09         8.50      6,914.51
                                                             2009      8.50        10.03      2,141.45
                                                             2010     10.03        10.92          1.52
                                                             2011     10.92        10.77          0.00
                                                             2012     10.77        12.26          0.00
                                                             2013     12.26        16.27          0.00

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E))................................................ 2004     21.47        23.85        107.46
                                                             2005     23.85        25.79        155.91
                                                             2006     25.79        28.20        502.38
                                                             2007     28.20        28.70        899.57
                                                             2008     28.70        17.11        823.33
                                                             2009     17.11        20.37        361.13
                                                             2010     20.37        22.79          3.39
                                                             2011     22.79        20.89          0.00
                                                             2012     20.89        23.62          0.00
                                                             2013     23.62        25.95          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)................................................. 2010     11.83        13.68          0.00
                                                             2011     13.68        12.46          0.00
                                                             2012     12.46        13.34          0.00
                                                             2013     13.34        18.15          0.00

Morgan Stanley Mid Cap Growth Investment Division (Class E)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))................................................ 2004     13.75        15.74      5,351.17
                                                             2005     15.74        16.43      6,944.69
                                                             2006     16.43        17.95      5,802.84
                                                             2007     17.95        19.00      5,686.38
                                                             2008     19.00         8.29      5,377.86
                                                             2009      8.29        10.85      4,387.83
                                                             2010     10.85        11.71          0.00

MSCI EAFE(R) Index Investment Division (Class E)............ 2004      9.19        10.74     11,997.31
                                                             2005     10.74        11.88     17,771.03
                                                             2006     11.88        14.60     10,125.99
                                                             2007     14.60        15.79     11,140.49
                                                             2008     15.79         8.93     11,411.14
                                                             2009      8.93        11.23      4,791.75
                                                             2010     11.23        11.86          4.41
                                                             2011     11.86        10.14          0.00
                                                             2012     10.14        11.72          0.00
                                                             2013     11.72        13.94          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2004    $15.55       $17.52     38,252.34
                                                         2005     17.52        17.82     34,201.05
                                                         2006     17.82        20.34     25,485.16
                                                         2007     20.34        19.18     24,373.18
                                                         2008     19.18        11.54     22,958.02
                                                         2009     11.54        12.74     10,200.31
                                                         2010     12.74        15.14          4.15
                                                         2011     15.14        15.64          0.00
                                                         2012     15.64        16.81          0.00
                                                         2013     16.81        22.76          0.00

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2004     11.84        13.26      2,127.48
                                                         2005     13.26        14.04      2,161.09
                                                         2006     14.04        15.76        615.42
                                                         2007     15.76        15.01      1,479.70
                                                         2008     15.01         9.06        734.31
                                                         2009      9.06        12.14          0.00
                                                         2010     12.14        14.62          5.75
                                                         2011     14.62        13.54          0.00
                                                         2012     13.54        13.97          0.00
                                                         2013     13.97        15.11          0.00

Oppenheimer Global Equity Investment Division (Class E). 2004     12.28        13.95      6,007.99
                                                         2005     13.95        15.84      5,967.34
                                                         2006     15.84        18.06      5,479.88
                                                         2007     18.06        18.78      4,959.54
                                                         2008     18.78        10.93      3,521.96
                                                         2009     10.93        14.98      1,564.57
                                                         2010     14.98        17.01          3.31
                                                         2011     17.01        15.24          0.00
                                                         2012     15.24        18.09          0.00
                                                         2013     18.09        22.53          0.00

PIMCO Total Return Investment Division (Class E)........ 2004     11.33        11.65     24,908.18
                                                         2005     11.65        11.66     26,177.95
                                                         2006     11.66        11.94     23,791.41
                                                         2007     11.94        12.57     21,152.02
                                                         2008     12.57        12.35     15,934.59
                                                         2009     12.35        14.29      4,893.70
                                                         2010     14.29        15.13          4.19
                                                         2011     15.13        15.30          0.00
                                                         2012     15.30        16.35          0.00
                                                         2013     16.35        15.70          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E).......... 2004    $12.95       $14.88      5,583.21
                                                              2005     14.88        15.20      6,267.58
                                                              2006     15.20        17.51      4,443.15
                                                              2007     17.51        16.84      6,010.46
                                                              2008     16.84        10.94      6,532.92
                                                              2009     10.94        13.47      4,123.89
                                                              2010     13.47        16.69          1.62
                                                              2011     16.69        15.65          0.00
                                                              2012     15.65        17.77          0.00
                                                              2013     17.77        24.05          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class E).................................................. 2004     10.76        11.56      8,626.86
                                                              2005     11.56        12.04      9,561.01
                                                              2006     12.04        13.30      7,638.78
                                                              2007     13.30        14.22      7,383.94
                                                              2008     14.22         8.07      7,083.74
                                                              2009      8.07        11.31      6,680.93
                                                              2010     11.31        12.93          6.14
                                                              2011     12.93        12.49          0.00
                                                              2012     12.49        14.52          0.00
                                                              2013     14.52        19.72          0.00

T. Rowe Price Large Cap Growth Investment Division (Class E)
  (formerly RCM Technology Investment Division
  (Class E))................................................. 2004      4.50         4.21     16,099.39
                                                              2005      4.21         4.58     15,790.77
                                                              2006      4.58         4.72     22,838.98
                                                              2007      4.72         6.09     47,468.52
                                                              2008      6.09         3.30     41,025.77
                                                              2009      3.30         5.15      8,819.45
                                                              2010      5.15         6.45          7.63
                                                              2011      6.45         5.68          0.00
                                                              2012      5.68         6.25          0.00
                                                              2013      6.25         6.52          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).................................................. 2004      6.00         6.93      9,534.74
                                                              2005      6.93         7.77     10,596.73
                                                              2006      7.77         8.08      9,077.24
                                                              2007      8.08         9.30      8,624.70
                                                              2008      9.30         5.49      7,604.48
                                                              2009      5.49         7.82      2,771.87
                                                              2010      7.82         9.78          7.92
                                                              2011      9.78         9.42          0.00
                                                              2012      9.42        10.49          0.00
                                                              2013     10.49        14.02          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2004    $11.45       $12.43        924.10
                                                       2005     12.43        13.48      1,439.23
                                                       2006     13.48        13.67      4,421.55
                                                       2007     13.67        14.67      3,362.26
                                                       2008     14.67         9.15      3,141.10
                                                       2009      9.15        12.42      2,541.62
                                                       2010     12.42        16.36          2.92
                                                       2011     16.36        16.26          0.00
                                                       2012     16.26        18.46          0.00
                                                       2013     18.46        26.06          0.00

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2004     17.66        18.39      2,875.95
                                                       2005     18.39        18.47      4,725.75
                                                       2006     18.47        18.95      4,130.05
                                                       2007     18.95        19.26      4,290.27
                                                       2008     19.26        15.99      2,677.83
                                                       2009     15.99        20.64        217.84
                                                       2010     20.64        22.74          2.38
                                                       2011     22.74        23.57          0.00
                                                       2012     23.57        25.66          0.00
                                                       2013     25.66        25.33          0.00

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2004     14.59        14.67     10,341.75
                                                       2005     14.67        14.58      9,992.89
                                                       2006     14.58        14.83     11,123.81
                                                       2007     14.83        15.10     10,817.82
                                                       2008     15.10        14.71      9,445.01
                                                       2009     14.71        14.99      3,972.02
                                                       2010     14.99        15.50          3.79
                                                       2011     15.50        15.96          0.00
                                                       2012     15.96        16.10          0.00
                                                       2013     16.10        15.64          0.00

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.25 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 13.54      $ 14.12          0.00
                                                       2007     14.12        14.24          0.00
                                                       2008     14.24        12.61          0.00
                                                       2009     12.61        13.86          0.00
                                                       2010     13.86        14.40          0.00
                                                       2011     14.40        14.92          0.00
                                                       2012     14.92        15.35          0.00
                                                       2013     15.35        14.66          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2004     15.47        18.25      1,724.22
                                                       2005     18.25        22.34        529.95
                                                       2006     22.34        27.06        225.68
                                                       2007     27.06        32.07        143.60
                                                       2008     32.07        14.55         16.15
                                                       2009     14.55        22.91         15.75
                                                       2010     22.91        27.39         17.22
                                                       2011     27.39        21.62         15.24
                                                       2012     21.62        24.94         14.95
                                                       2013     24.94        31.24         14.74

American Funds Growth Investment Division+ (Class 2).. 2004     94.57       103.86        308.48
                                                       2005    103.86       117.82         44.81
                                                       2006    117.82       126.79          0.00
                                                       2007    126.79       139.05          0.00
                                                       2008    139.05        76.05          0.00
                                                       2009     76.05       103.51          0.00
                                                       2010    103.51       119.94          0.00
                                                       2011    119.94       112.09          0.00
                                                       2012    112.09       129.00          0.00
                                                       2013    129.00       163.85          0.00

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2004     73.60        79.30        207.31
                                                       2005     79.30        81.94        148.26
                                                       2006     81.94        92.17        446.02
                                                       2007     92.17        94.51        126.63
                                                       2008     94.51        57.34         96.65
                                                       2009     57.34        73.47         84.09
                                                       2010     73.47        79.92         56.72
                                                       2011     79.92        76.60         56.64
                                                       2012     76.60        87.85         50.36
                                                       2013     87.85       114.50         42.02

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)................................................. 2004    $10.54       $12.16         27.68
                                                             2005     12.16        14.01          0.00
                                                             2006     14.01        15.92          0.00
                                                             2007     15.92        17.16          0.00
                                                             2008     17.16         9.36          0.00
                                                             2009      9.36        11.16          0.00
                                                             2010     11.16        11.68          0.00
                                                             2011     11.68         9.14          0.00
                                                             2012      9.14        10.67          0.00
                                                             2013     10.67        12.03          0.00

Barclays Aggregate Bond Index Investment Division (Class E)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class E))............................ 2004     12.09        12.28      6,452.85
                                                             2005     12.28        12.25     10,388.33
                                                             2006     12.25        12.44      3,833.65
                                                             2007     12.44        12.98      4,058.90
                                                             2008     12.98        13.42      3,042.44
                                                             2009     13.42        13.80      3,187.82
                                                             2010     13.80        14.28      3,254.04
                                                             2011     14.28        14.99      3,202.76
                                                             2012     14.99        15.20      3,486.26
                                                             2013     15.20        14.50      3,973.26

BlackRock Bond Income Investment Division (Class E)......... 2004     39.36        40.13        673.24
                                                             2005     40.13        40.12         97.76
                                                             2006     40.12        40.91          0.00
                                                             2007     40.91        42.44          0.00
                                                             2008     42.44        40.01          0.00
                                                             2009     40.01        42.76          0.00
                                                             2010     42.76        45.23          0.00
                                                             2011     45.23        47.06          0.00
                                                             2012     47.06        49.41          0.00
                                                             2013     49.41        47.87          0.00

BlackRock Diversified Investment Division (Class E)......... 2004     31.45        33.29      3,113.55
                                                             2005     33.29        33.51        824.18
                                                             2006     33.51        36.16          0.00
                                                             2007     36.16        37.36          0.00
                                                             2008     37.36        27.44          0.00
                                                             2009     27.44        31.43          0.00
                                                             2010     31.43        33.64          0.00
                                                             2011     33.64        34.10          0.00
                                                             2012     34.10        37.40          0.00
                                                             2013     37.40        44.02          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division* (Class E)..... 2007    $65.28       $65.52          0.00
                                                             2008     65.52        40.19          0.00
                                                             2009     40.19        46.88          0.00
                                                             2010     46.88        51.65          0.00
                                                             2011     51.65        50.65          0.00
                                                             2012     50.65        56.25          0.00
                                                             2013     56.25        73.85          0.00

BlackRock Large Cap Core Investment Division (Class E)
  (formerly BlackRock Large Cap Investment Division
  (Class E))................................................ 2004     51.60        55.85        210.87
                                                             2005     55.85        56.49          0.00
                                                             2006     56.49        62.93          0.00
                                                             2007     62.93        65.83          0.00

BlackRock Large Cap Value Investment Division (Class E)..... 2004     10.43        11.55        152.42
                                                             2005     11.55        11.94          0.00
                                                             2006     11.94        13.92        103.81
                                                             2007     13.92        14.05        103.61
                                                             2008     14.05         8.92         30.08
                                                             2009      8.92         9.70         29.36
                                                             2010      9.70        10.34         30.65
                                                             2011     10.34        10.32         28.38
                                                             2012     10.32        11.52         27.86
                                                             2013     11.52        14.86         27.45

BlackRock Money Market Investment Division (Class E)........ 2004     18.91        18.64      2,827.64
                                                             2005     18.64        18.73      1,086.98
                                                             2006     18.73        19.17      1,515.72
                                                             2007     19.17        19.66        852.12
                                                             2008     19.66        19.74      1,571.43
                                                             2009     19.74        19.36      1,562.69
                                                             2010     19.36        18.93      1,632.64
                                                             2011     18.93        18.51      1,626.13
                                                             2012     18.51        18.10      1,705.43
                                                             2013     18.10        17.69      1,828.06

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E))............................ 2004      6.62         7.03        264.38
                                                             2005      7.03         7.82          0.00
                                                             2006      7.82         7.52          0.00
                                                             2007      7.52         7.52          0.00
                                                             2008      7.52         4.48          0.00
                                                             2009      4.48         5.84          0.00
                                                             2010      5.84         7.07          0.00
                                                             2011      7.07         7.16          0.00
                                                             2012      7.16         8.30          0.00
                                                             2013      8.30        11.84          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E))................ 2006    $ 8.88       $ 9.47         0.00
                                                              2007      9.47         8.72         0.00
                                                              2008      8.72         3.87         0.00
                                                              2009      3.87         5.22         0.00
                                                              2010      5.22         5.48         0.00
                                                              2011      5.48         5.81         0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E) and before that
  MFS(R) Investors Trust Investment Division (Class E))...... 2004      7.51         8.17        12.67
                                                              2005      8.17         8.55         0.00
                                                              2006      8.55         8.92         0.00

Davis Venture Value Investment Division (Class E)............ 2004     25.95        28.45         9.60
                                                              2005     28.45        30.64         0.00
                                                              2006     30.64        34.28         0.00
                                                              2007     34.28        35.00         0.00
                                                              2008     35.00        20.71         0.00
                                                              2009     20.71        26.70         0.00
                                                              2010     26.70        29.19         0.00
                                                              2011     29.19        27.35         0.00
                                                              2012     27.35        30.13         0.00
                                                              2013     30.13        39.34         0.00

Frontier Mid Cap Growth Investment Division (Class E)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class E))........................................ 2004     29.86        32.93       176.92
                                                              2005     32.93        35.59         0.00
                                                              2006     35.59        37.08         0.00
                                                              2007     37.08        43.64         0.00
                                                              2008     43.64        23.13         0.00
                                                              2009     23.13        33.74         0.00
                                                              2010     33.74        38.01         0.00
                                                              2011     38.01        35.98         0.00
                                                              2012     35.98        38.98         0.00
                                                              2013     38.98        50.54         0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................... 2004    $11.55       $13.63          0.00
                                                           2005     13.63        15.23        945.67
                                                           2006     15.23        19.21      1,047.95
                                                           2007     19.21        18.60        861.08
                                                           2008     18.60        10.76         44.65
                                                           2009     10.76        16.33         43.58
                                                           2010     16.33        18.60         45.93
                                                           2011     18.60        15.62         42.12
                                                           2012     15.62        19.74         41.34
                                                           2013     19.74        25.22         40.75

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2012     22.95        23.46          0.00
                                                           2013     23.46        29.93          0.00

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2004     17.26        20.72        519.11
                                                           2005     20.72        22.71         44.14
                                                           2006     22.71        24.72          0.00
                                                           2007     24.72        24.95          0.00
                                                           2008     24.95        12.83          0.00
                                                           2009     12.83        18.55          0.00
                                                           2010     18.55        22.88          0.00
                                                           2011     22.88        20.90          0.00
                                                           2012     20.90        23.06          0.00

Invesco Small Cap Growth Investment Division (Class E).... 2004     11.42        11.90      1,464.04
                                                           2005     11.90        12.62          0.00
                                                           2006     12.62        14.10          0.00
                                                           2007     14.10        15.33          0.00
                                                           2008     15.33         9.18          0.00
                                                           2009      9.18        12.03          0.00
                                                           2010     12.03        14.86          0.00
                                                           2011     14.86        14.38          0.00
                                                           2012     14.38        16.64          0.00
                                                           2013     16.64        22.84          0.00

Jennison Growth Investment Division (Class E)............. 2005      3.90         4.66          0.00
                                                           2006      4.66         4.68          0.00
                                                           2007      4.68         5.10          0.00
                                                           2008      5.10         3.16          0.00
                                                           2009      3.16         4.33          0.00
                                                           2010      4.33         4.71          0.00
                                                           2011      4.71         4.62          0.00
                                                           2012      4.62         5.22          0.00
                                                           2013      5.22         7.00          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))............................................ 2004    $ 4.14       $ 4.23          1.89
                                                         2005      4.23         3.86          0.00

Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2004     21.48        24.41         94.21
                                                         2005     24.41        25.49         24.26
                                                         2006     25.49        29.03          0.00
                                                         2007     29.03        31.71          0.00
                                                         2008     31.71        19.84          0.00
                                                         2009     19.84        25.24          0.00
                                                         2010     25.24        31.42          0.00
                                                         2011     31.42        30.86          0.00
                                                         2012     30.86        34.51          0.00
                                                         2013     34.51        47.52          0.00

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2004      8.72         9.49        431.63
                                                         2005      9.49         9.69          0.00
                                                         2006      9.69        10.41          0.00
                                                         2007     10.41        10.64          0.00
                                                         2008     10.64         6.10          0.00
                                                         2009      6.10         7.75          0.00
                                                         2010      7.75         9.96          0.00
                                                         2011      9.96        10.02          0.00
                                                         2012     10.02        10.87          0.00
                                                         2013     10.87        15.79          0.00

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2004     11.63        12.31      1,451.87
                                                         2005     12.31        12.23        872.32
                                                         2006     12.23        13.06        871.10
                                                         2007     13.06        13.63        680.85
                                                         2008     13.63        10.85        472.50
                                                         2009     10.85        14.53        295.22
                                                         2010     14.53        16.05        139.03
                                                         2011     16.05        16.43          0.00
                                                         2012     16.43        18.16          0.00
                                                         2013     18.16        19.19          0.00

Met/Artisan Mid Cap Value Investment Division (Class E). 2004     28.13        30.19        406.11
                                                         2005     30.19        32.42         81.97
                                                         2006     32.42        35.59          0.00
                                                         2007     35.59        32.36          0.00
                                                         2008     32.36        17.06          0.00
                                                         2009     17.06        23.58          0.00
                                                         2010     23.58        26.48          0.00
                                                         2011     26.48        27.60          0.00
                                                         2012     27.60        30.14          0.00
                                                         2013     30.14        40.27          0.00

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2004    $11.15       $12.64      1,548.24
                                                   2005     12.64        13.86      1,333.13
                                                   2006     13.86        14.89        402.01
                                                   2007     14.89        15.67        391.78
                                                   2008     15.67         9.75        475.29
                                                   2009      9.75        13.06        433.11
                                                   2010     13.06        16.10        408.75
                                                   2011     16.10        15.41        406.64
                                                   2012     15.41        17.70        384.77
                                                   2013     17.70        23.01        333.01

MetLife Stock Index Investment Division (Class E). 2004     30.93        33.38      3,131.49
                                                   2005     33.38        34.11      4,354.67
                                                   2006     34.11        38.45      1,429.60
                                                   2007     38.45        39.49      1,397.43
                                                   2008     39.49        24.25      1,702.99
                                                   2009     24.25        29.89      1,703.90
                                                   2010     29.89        33.50      1,691.50
                                                   2011     33.50        33.31      1,678.45
                                                   2012     33.31        37.63      1,558.65
                                                   2013     37.63        48.51      1,445.03

MFS(R) Research International Investment Division
  (Class E)....................................... 2004      9.29        10.86        132.04
                                                   2005     10.86        12.38          0.00
                                                   2006     12.38        15.35          0.00
                                                   2007     15.35        17.01          0.00
                                                   2008     17.01         9.59          0.00
                                                   2009      9.59        12.35          0.00
                                                   2010     12.35        13.47          0.00
                                                   2011     13.47        11.77          0.00
                                                   2012     11.77        13.45          0.00
                                                   2013     13.45        15.70          0.00

MFS(R) Total Return Investment Division (Class E)
  (5/1/2004)...................................... 2004     31.81        34.39          0.00
                                                   2005     34.39        34.59          0.00
                                                   2006     34.59        37.86          0.00
                                                   2007     37.86        38.54          0.00
                                                   2008     38.54        29.25          0.00
                                                   2009     29.25        33.84          0.00
                                                   2010     33.84        36.33          0.00
                                                   2011     36.33        36.29          0.00
                                                   2012     36.29        39.49          0.00
                                                   2013     39.49        45.83          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E).................. 2004    $11.48       $12.50        623.01
                                                             2005     12.50        12.03      1,126.55
                                                             2006     12.03        13.87        599.39
                                                             2007     13.87        13.03        512.49
                                                             2008     13.03         8.46          0.00
                                                             2009      8.46         9.98          0.00
                                                             2010      9.98        10.85          3.12
                                                             2011     10.85        10.70          0.00
                                                             2012     10.70        12.17          0.00
                                                             2013     12.17        16.15          0.00

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E))................................................ 2004     21.36        23.71         42.53
                                                             2005     23.71        25.63        420.62
                                                             2006     25.63        28.01        166.40
                                                             2007     28.01        28.49         86.12
                                                             2008     28.49        16.98          0.00
                                                             2009     16.98        20.20          0.00
                                                             2010     20.20        22.59          0.73
                                                             2011     22.59        20.70          0.00
                                                             2012     20.70        23.39          0.00
                                                             2013     23.39        25.69          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)................................................. 2010     11.76        13.58          0.00
                                                             2011     13.58        12.37          0.00
                                                             2012     12.37        13.24          0.00
                                                             2013     13.24        18.00          0.00

Morgan Stanley Mid Cap Growth Investment Division (Class E)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))................................................ 2004     13.71        15.68        530.39
                                                             2005     15.68        16.36          0.00
                                                             2006     16.36        17.87          0.00
                                                             2007     17.87        18.90          0.00
                                                             2008     18.90         8.24          0.00
                                                             2009      8.24        10.78          0.00
                                                             2010     10.78        11.63          0.00

MSCI EAFE(R) Index Investment Division (Class E)............ 2004      9.17        10.71      2,078.05
                                                             2005     10.71        11.84      2,776.80
                                                             2006     11.84        14.54        869.87
                                                             2007     14.54        15.72        793.42
                                                             2008     15.72         8.88      1,059.17
                                                             2009      8.88        11.16        980.53
                                                             2010     11.16        11.79      1,020.13
                                                             2011     11.79        10.08      1,145.42
                                                             2012     10.08        11.64      1,192.12
                                                             2013     11.64        13.84      1,089.61

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2004    $15.53       $17.48     39,937.50
                                                         2005     17.48        17.77        127.63
                                                         2006     17.77        20.27          0.00
                                                         2007     20.27        19.11          0.00
                                                         2008     19.11        11.49          0.00
                                                         2009     11.49        12.68          0.00
                                                         2010     12.68        15.06          0.00
                                                         2011     15.06        15.55          0.00
                                                         2012     15.55        16.70          0.00
                                                         2013     16.70        22.60          0.00

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2004     11.83        13.24        779.64
                                                         2005     13.24        14.01          0.00
                                                         2006     14.01        15.72          0.00
                                                         2007     15.72        14.96          0.00
                                                         2008     14.96         9.03          0.00
                                                         2009      9.03        12.09          0.00
                                                         2010     12.09        14.55          0.00
                                                         2011     14.55        13.48          0.00
                                                         2012     13.48        13.89          0.00
                                                         2013     13.89        15.02          0.00

Oppenheimer Global Equity Investment Division (Class E). 2004     12.23        13.89        333.78
                                                         2005     13.89        15.77          0.00
                                                         2006     15.77        17.97          0.00
                                                         2007     17.97        18.68          0.00
                                                         2008     18.68        10.86          0.00
                                                         2009     10.86        14.88          0.00
                                                         2010     14.88        16.89          0.00
                                                         2011     16.89        15.13          0.00
                                                         2012     15.13        17.95          0.00
                                                         2013     17.95        22.34          0.00

PIMCO Total Return Investment Division (Class E)........ 2004     11.32        11.62      1,870.39
                                                         2005     11.62        11.63      2,675.31
                                                         2006     11.63        11.90      2,464.08
                                                         2007     11.90        12.53      2,075.26
                                                         2008     12.53        12.30        485.72
                                                         2009     12.30        14.22        303.43
                                                         2010     14.22        15.05        143.46
                                                         2011     15.05        15.21          0.00
                                                         2012     15.21        16.25          0.00
                                                         2013     16.25        15.60          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E).......... 2004    $12.92       $14.84        537.77
                                                              2005     14.84        15.15         92.18
                                                              2006     15.15        17.44          0.00
                                                              2007     17.44        16.77          0.00
                                                              2008     16.77        10.89          0.00
                                                              2009     10.89        13.40          0.00
                                                              2010     13.40        16.59          0.00
                                                              2011     16.59        15.54          0.00
                                                              2012     15.54        17.64          0.00
                                                              2013     17.64        23.87          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class E).................................................. 2004     10.73        11.52        699.03
                                                              2005     11.52        11.99      1,556.13
                                                              2006     11.99        13.25      1,171.93
                                                              2007     13.25        14.15        994.56
                                                              2008     14.15         8.03        515.64
                                                              2009      8.03        11.24        394.44
                                                              2010     11.24        12.85        346.66
                                                              2011     12.85        12.41        346.76
                                                              2012     12.41        14.42        307.91
                                                              2013     14.42        19.58        245.92

T. Rowe Price Large Cap Growth Investment Division (Class E)
  (formerly RCM Technology Investment Division
  (Class E))................................................. 2004      4.49         4.20      1,651.93
                                                              2005      4.20         4.57          0.00
                                                              2006      4.57         4.71          0.00
                                                              2007      4.71         6.07          0.00
                                                              2008      6.07         3.29          0.00
                                                              2009      3.29         5.13          0.00
                                                              2010      5.13         6.42          0.00
                                                              2011      6.42         5.65          0.00
                                                              2012      5.65         6.21          0.00
                                                              2013      6.21         6.48          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).................................................. 2004      5.99         6.92      1,182.51
                                                              2005      6.92         7.75          0.00
                                                              2006      7.75         8.06          0.00
                                                              2007      8.06         9.27          0.00
                                                              2008      9.27         5.47          0.00
                                                              2009      5.47         7.78          0.00
                                                              2010      7.78         9.74          0.00
                                                              2011      9.74         9.36          0.00
                                                              2012      9.36        10.42          0.00
                                                              2013     10.42        13.93          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2004    $11.41       $12.39        607.24
                                                       2005     12.39        13.42          0.00
                                                       2006     13.42        13.61          0.00
                                                       2007     13.61        14.59          0.00
                                                       2008     14.59         9.09          0.00
                                                       2009      9.09        12.34          0.00
                                                       2010     12.34        16.25          0.00
                                                       2011     16.25        16.14          0.00
                                                       2012     16.14        18.31          0.00
                                                       2013     18.31        25.84          0.00

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2004     17.58        18.30      1,318.55
                                                       2005     18.30        18.37        670.77
                                                       2006     18.37        18.83          0.00
                                                       2007     18.83        19.13          0.00
                                                       2008     19.13        15.87          0.00
                                                       2009     15.87        20.49          0.00
                                                       2010     20.49        22.56          0.00
                                                       2011     22.56        23.37          0.00
                                                       2012     23.37        25.43          0.00
                                                       2013     25.43        25.09          0.00

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2004     14.52        14.59        971.63
                                                       2005     14.59        14.50          0.00
                                                       2006     14.50        14.74          0.00
                                                       2007     14.74        15.00          0.00
                                                       2008     15.00        14.61          0.00
                                                       2009     14.61        14.88          0.00
                                                       2010     14.88        15.37          0.00
                                                       2011     15.37        15.83          0.00
                                                       2012     15.83        15.96          0.00
                                                       2013     15.96        15.49          0.00

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.30 SEPARATE ACCOUNT CHARGE


                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+
  (Class 2) (5/1/2006)................................ 2006   $ 13.48      $ 14.05      2,260.99
                                                       2007     14.05        14.17      9,257.00
                                                       2008     14.17        12.53      7,101.80
                                                       2009     12.53        13.77      7,029.29
                                                       2010     13.77        14.30          4.73
                                                       2011     14.30        14.81          0.00
                                                       2012     14.81        15.23          0.00
                                                       2013     15.23        14.54          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2004     15.42        18.19     13,630.80
                                                       2005     18.19        22.25     19,596.91
                                                       2006     22.25        26.94     24,763.77
                                                       2007     26.94        31.92     28,149.24
                                                       2008     31.92        14.47     23,694.86
                                                       2009     14.47        22.78     22,122.14
                                                       2010     22.78        27.21      6,180.50
                                                       2011     27.21        21.47          0.00
                                                       2012     21.47        24.76          0.00
                                                       2013     24.76        30.99          0.00

American Funds Growth Investment Division+ (Class 2).. 2004     93.63       102.78     11,491.63
                                                       2005    102.78       116.54     11,889.33
                                                       2006    116.54       125.35     12,469.33
                                                       2007    125.35       137.40     11,555.27
                                                       2008    137.40        75.11     10,853.89
                                                       2009     75.11       102.18      8,780.01
                                                       2010    102.18       118.33      1,750.10
                                                       2011    118.33       110.54          0.00
                                                       2012    110.54       127.14          0.00
                                                       2013    127.14       161.42          0.00

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2004     72.87        78.48     11,225.16
                                                       2005     78.48        81.05     10,819.00
                                                       2006     81.05        91.12     13,217.06
                                                       2007     91.12        93.39     13,454.75
                                                       2008     93.39        56.63     10,951.54
                                                       2009     56.63        72.52     10,577.71
                                                       2010     72.52        78.85      2,314.64
                                                       2011     78.85        75.54          0.00
                                                       2012     75.54        86.59          0.00
                                                       2013     86.59       112.80          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)................................................. 2004    $10.47       $12.08       6,082.13
                                                             2005     12.08        13.90       5,258.45
                                                             2006     13.90        15.80       5,259.74
                                                             2007     15.80        17.01       3,521.03
                                                             2008     17.01         9.27       2,273.16
                                                             2009      9.27        11.06       2,143.16
                                                             2010     11.06        11.57           7.45
                                                             2011     11.57         9.04           0.00
                                                             2012      9.04        10.55           0.00
                                                             2013     10.55        11.89           0.00

Barclays Aggregate Bond Index Investment Division (Class E)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class E))............................ 2004     12.05        12.24      86,667.12
                                                             2005     12.24        12.21     121,422.56
                                                             2006     12.21        12.39     126,227.38
                                                             2007     12.39        12.92     118,169.13
                                                             2008     12.92        13.36      79,215.67
                                                             2009     13.36        13.72      69,343.08
                                                             2010     13.72        14.19      20,004.96
                                                             2011     14.19        14.89           0.00
                                                             2012     14.89        15.09           0.00
                                                             2013     15.09        14.39           0.00

BlackRock Bond Income Investment Division (Class E)......... 2004     38.96        39.70       4,986.18
                                                             2005     39.70        39.67       5,151.32
                                                             2006     39.67        40.43       4,469.32
                                                             2007     40.43        41.92       2,774.84
                                                             2008     41.92        39.51       1,401.60
                                                             2009     39.51        42.20       1,325.39
                                                             2010     42.20        44.61         251.27
                                                             2011     44.61        46.40           0.00
                                                             2012     46.40        48.68           0.00
                                                             2013     48.68        47.14           0.00

BlackRock Diversified Investment Division (Class E)......... 2004     31.17        32.99      14,472.06
                                                             2005     32.99        33.19      17,853.00
                                                             2006     33.19        35.79      14,006.47
                                                             2007     35.79        36.96      16,142.71
                                                             2008     36.96        27.14      16,098.19
                                                             2009     27.14        31.07      16,953.77
                                                             2010     31.07        33.23       1,465.17
                                                             2011     33.23        33.67           0.00
                                                             2012     33.67        36.90           0.00
                                                             2013     36.90        43.42           0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Large Cap Core Investment Division* (Class E)..... 2007    $64.50       $64.72      3,544.63
                                                             2008     64.72        39.68      3,420.61
                                                             2009     39.68        46.26      3,250.40
                                                             2010     46.26        50.94      1,284.02
                                                             2011     50.94        49.93          0.00
                                                             2012     49.93        55.42          0.00
                                                             2013     55.42        72.73          0.00

BlackRock Large Cap Core Investment Division (Class E)
  (formerly BlackRock Large Cap Investment Division
  (Class E))................................................ 2004     51.07        55.25      7,313.05
                                                             2005     55.25        55.86      6,248.30
                                                             2006     55.86        62.19      5,053.74
                                                             2007     62.19        65.05          0.00

BlackRock Large Cap Value Investment Division (Class E)..... 2004     10.42        11.54     26,348.91
                                                             2005     11.54        11.92     24,565.40
                                                             2006     11.92        13.89     25,010.96
                                                             2007     13.89        14.01     30,856.76
                                                             2008     14.01         8.89     28,536.21
                                                             2009      8.89         9.66     22,955.58
                                                             2010      9.66        10.29     10,520.73
                                                             2011     10.29        10.27          0.00
                                                             2012     10.27        11.46          0.00
                                                             2013     11.46        14.77          0.00

BlackRock Money Market Investment Division (Class E)........ 2004     18.72        18.45         81.93
                                                             2005     18.45        18.52         81.33
                                                             2006     18.52        18.94         80.87
                                                             2007     18.94        19.42         80.25
                                                             2008     19.42        19.49         79.66
                                                             2009     19.49        19.11         79.05
                                                             2010     19.11        18.67          2.97
                                                             2011     18.67        18.25          0.00
                                                             2012     18.25        17.83          0.00
                                                             2013     17.83        17.43          0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E))............................ 2004      6.62         7.02      2,486.07
                                                             2005      7.02         7.80      3,875.29
                                                             2006      7.80         7.50      3,545.85
                                                             2007      7.50         7.50      3,572.46
                                                             2008      7.50         4.47      3,194.27
                                                             2009      4.47         5.82      3,192.25
                                                             2010      5.82         7.04          3.58
                                                             2011      7.04         7.12          0.00
                                                             2012      7.12         8.25          0.00
                                                             2013      8.25        11.76          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E))................ 2006    $ 8.85       $ 9.44        329.54
                                                              2007      9.44         8.68        784.70
                                                              2008      8.68         3.85        328.14
                                                              2009      3.85         5.19        152.52
                                                              2010      5.19         5.45          7.31
                                                              2011      5.45         5.78          0.00

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E) and before that
  MFS(R) Investors Trust Investment Division (Class E))...... 2004      7.49         8.14      2,560.51
                                                              2005      8.14         8.53        649.63
                                                              2006      8.53         8.89        330.20

Davis Venture Value Investment Division (Class E)............ 2004     25.83        28.31      4,667.64
                                                              2005     28.31        30.47      5,414.13
                                                              2006     30.47        34.07     12,400.42
                                                              2007     34.07        34.77     12,614.06
                                                              2008     34.77        20.57     12,033.70
                                                              2009     20.57        26.50     10,838.38
                                                              2010     26.50        28.95      1,477.05
                                                              2011     28.95        27.11          0.00
                                                              2012     27.11        29.86          0.00
                                                              2013     29.86        38.97          0.00

Frontier Mid Cap Growth Investment Division (Class E)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class E))........................................ 2004     29.63        32.65      5,654.89
                                                              2005     32.65        35.28      6,672.87
                                                              2006     35.28        36.73      3,077.94
                                                              2007     36.73        43.21      2,537.74
                                                              2008     43.21        22.89      4,093.28
                                                              2009     22.89        33.38      3,514.33
                                                              2010     33.38        37.58      1,039.68
                                                              2011     37.58        35.55          0.00
                                                              2012     35.55        38.50          0.00
                                                              2013     38.50        49.89          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................... 2004    $11.54       $13.61      1,149.03
                                                           2005     13.61        15.20      1,645.97
                                                           2006     15.20        19.16      6,411.51
                                                           2007     19.16        18.54     13,217.81
                                                           2008     18.54        10.72      9,951.27
                                                           2009     10.72        16.26      8,383.57
                                                           2010     16.26        18.52      6,189.93
                                                           2011     18.52        15.54          0.00
                                                           2012     15.54        19.63          0.00
                                                           2013     19.63        25.07          0.00

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2012     22.79        23.30          0.00
                                                           2013     23.30        29.70          0.00

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2004     17.22        20.66     15,846.40
                                                           2005     20.66        22.63     25,255.67
                                                           2006     22.63        24.61     27,257.58
                                                           2007     24.61        24.84     28,604.87
                                                           2008     24.84        12.77     23,897.67
                                                           2009     12.77        18.44     24,459.06
                                                           2010     18.44        22.74      6,960.45
                                                           2011     22.74        20.77          0.00
                                                           2012     20.77        22.90          0.00

Invesco Small Cap Growth Investment Division (Class E).... 2004     11.41        11.88      5,429.33
                                                           2005     11.88        12.59      5,607.48
                                                           2006     12.59        14.06      5,493.64
                                                           2007     14.06        15.28      5,262.38
                                                           2008     15.28         9.15      5,258.44
                                                           2009      9.15        11.98      5,257.85
                                                           2010     11.98        14.79      2,611.62
                                                           2011     14.79        14.31          0.00
                                                           2012     14.31        16.55          0.00
                                                           2013     16.55        22.70          0.00

Jennison Growth Investment Division (Class E)............. 2005      3.89         4.65        599.63
                                                           2006      4.65         4.66     18,445.35
                                                           2007      4.66         5.08        310.35
                                                           2008      5.08         3.15        309.75
                                                           2009      3.15         4.30        309.75
                                                           2010      4.30         4.69          4.44
                                                           2011      4.69         4.60          0.00
                                                           2012      4.60         5.19          0.00
                                                           2013      5.19         6.95          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))............................................ 2004    $ 4.13       $ 4.22        652.81
                                                         2005      4.22         3.85        638.13

Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2004     21.38        24.28        179.83
                                                         2005     24.28        25.34        747.23
                                                         2006     25.34        28.85      2,780.35
                                                         2007     28.85        31.50      5,193.80
                                                         2008     31.50        19.70      3,570.26
                                                         2009     19.70        25.04      3,505.53
                                                         2010     25.04        31.16        119.50
                                                         2011     31.16        30.59          0.00
                                                         2012     30.59        34.19          0.00
                                                         2013     34.19        47.05          0.00

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2004      8.71         9.47      5,267.43
                                                         2005      9.47         9.67      5,222.81
                                                         2006      9.67        10.38      7,095.54
                                                         2007     10.38        10.60     12,101.08
                                                         2008     10.60         6.07      5,283.40
                                                         2009      6.07         7.71      3,375.21
                                                         2010      7.71         9.91          6.08
                                                         2011      9.91         9.97          0.00
                                                         2012      9.97        10.81          0.00
                                                         2013     10.81        15.69          0.00

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2004     11.59        12.26      6,995.83
                                                         2005     12.26        12.18      9,349.84
                                                         2006     12.18        12.99     10,749.06
                                                         2007     12.99        13.55     13,210.27
                                                         2008     13.55        10.79     10,001.41
                                                         2009     10.79        14.43      6,152.15
                                                         2010     14.43        15.94        264.66
                                                         2011     15.94        16.31          0.00
                                                         2012     16.31        18.01          0.00
                                                         2013     18.01        19.02          0.00

Met/Artisan Mid Cap Value Investment Division (Class E). 2004     27.98        30.01     10,585.04
                                                         2005     30.01        32.21     12,752.37
                                                         2006     32.21        35.35     13,359.55
                                                         2007     35.35        32.13     12,058.79
                                                         2008     32.13        16.93      9,227.36
                                                         2009     16.93        23.38      9,514.53
                                                         2010     23.38        26.25      3,485.99
                                                         2011     26.25        27.34          0.00
                                                         2012     27.34        29.84          0.00
                                                         2013     29.84        39.86          0.00

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2004    $11.14       $12.61     18,576.62
                                                   2005     12.61        13.82     18,971.32
                                                   2006     13.82        14.84     20,242.27
                                                   2007     14.84        15.61     24,468.60
                                                   2008     15.61         9.71     21,241.31
                                                   2009      9.71        13.00     15,953.73
                                                   2010     13.00        16.02      2,839.34
                                                   2011     16.02        15.33          0.00
                                                   2012     15.33        17.59          0.00
                                                   2013     17.59        22.86          0.00

MetLife Stock Index Investment Division (Class E). 2004     30.72        33.14     51,659.02
                                                   2005     33.14        33.84     61,469.18
                                                   2006     33.84        38.13     61,955.55
                                                   2007     38.13        39.14     60,082.79
                                                   2008     39.14        24.03     66,198.66
                                                   2009     24.03        29.60     54,131.11
                                                   2010     29.60        33.15     14,968.51
                                                   2011     33.15        32.95          0.00
                                                   2012     32.95        37.21          0.00
                                                   2013     37.21        47.94          0.00

MFS(R) Research International Investment Division
  (Class E)....................................... 2004      9.27        10.84      2,973.62
                                                   2005     10.84        12.35      2,874.17
                                                   2006     12.35        15.30      6,712.41
                                                   2007     15.30        16.95     14,077.15
                                                   2008     16.95         9.55     10,381.44
                                                   2009      9.55        12.30      5,882.28
                                                   2010     12.30        13.41        310.78
                                                   2011     13.41        11.71          0.00
                                                   2012     11.71        13.37          0.00
                                                   2013     13.37        15.60          0.00

MFS(R) Total Return Investment Division (Class E)
  (5/1/2004)...................................... 2004     31.54        34.09        166.11
                                                   2005     34.09        34.27        847.21
                                                   2006     34.27        37.49        504.29
                                                   2007     37.49        38.14      8,629.69
                                                   2008     38.14        28.94      6,112.80
                                                   2009     28.94        33.46      6,808.48
                                                   2010     33.46        35.90      2,357.63
                                                   2011     35.90        35.84        132.21
                                                   2012     35.84        38.99          0.00
                                                   2013     38.99        45.23          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E).................. 2004    $11.46       $12.46     34,994.12
                                                             2005     12.46        11.99     34,085.81
                                                             2006     11.99        13.82     38,903.26
                                                             2007     13.82        12.97     32,180.58
                                                             2008     12.97         8.41     30,478.50
                                                             2009      8.41         9.92     24,513.24
                                                             2010      9.92        10.79      6,500.75
                                                             2011     10.79        10.63          0.00
                                                             2012     10.63        12.09          0.00
                                                             2013     12.09        16.03          0.00

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E))................................................ 2004     21.24        23.58      3,149.62
                                                             2005     23.58        25.47      2,204.25
                                                             2006     25.47        27.82      1,498.51
                                                             2007     27.82        28.28        839.18
                                                             2008     28.28        16.85        245.49
                                                             2009     16.85        20.03        243.40
                                                             2010     20.03        22.39         39.92
                                                             2011     22.39        20.51          0.00
                                                             2012     20.51        23.16          0.00
                                                             2013     23.16        25.44          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)................................................. 2010     11.68        13.49      3,110.29
                                                             2011     13.49        12.28          0.00
                                                             2012     12.28        13.13          0.00
                                                             2013     13.13        17.85          0.00

Morgan Stanley Mid Cap Growth Investment Division (Class E)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))................................................ 2004     13.66        15.62     15,648.31
                                                             2005     15.62        16.29     15,342.07
                                                             2006     16.29        17.78     11,503.36
                                                             2007     17.78        18.80      8,808.99
                                                             2008     18.80         8.19      9,063.38
                                                             2009      8.19        10.71      6,659.68
                                                             2010     10.71        11.55          0.00

MSCI EAFE(R) Index Investment Division (Class E)............ 2004      9.14        10.67     37,651.95
                                                             2005     10.67        11.79     40,735.18
                                                             2006     11.79        14.48     43,810.10
                                                             2007     14.48        15.64     43,124.87
                                                             2008     15.64         8.84     34,166.97
                                                             2009      8.84        11.10     28,472.54
                                                             2010     11.10        11.72      7,171.52
                                                             2011     11.72        10.01          0.00
                                                             2012     10.01        11.56          0.00
                                                             2013     11.56        13.73          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2004    $15.50       $17.45     10,020.09
                                                         2005     17.45        17.72     42,291.40
                                                         2006     17.72        20.21     42,799.56
                                                         2007     20.21        19.04     40,437.15
                                                         2008     19.04        11.44     30,847.28
                                                         2009     11.44        12.62     29,630.29
                                                         2010     12.62        14.98     10,291.09
                                                         2011     14.98        15.46          0.00
                                                         2012     15.46        16.60          0.00
                                                         2013     16.60        22.45          0.00

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2004     11.82        13.21      6,752.57
                                                         2005     13.21        13.98      4,932.66
                                                         2006     13.98        15.68      7,214.70
                                                         2007     15.68        14.91     10,961.23
                                                         2008     14.91         9.00      5,828.73
                                                         2009      9.00        12.04      4,819.59
                                                         2010     12.04        14.48      2,384.21
                                                         2011     14.48        13.41          0.00
                                                         2012     13.41        13.81          0.00
                                                         2013     13.81        14.94          0.00

Oppenheimer Global Equity Investment Division (Class E). 2004     12.19        13.84      7,466.42
                                                         2005     13.84        15.70      8,390.67
                                                         2006     15.70        17.88      8,151.32
                                                         2007     17.88        18.58      9,601.04
                                                         2008     18.58        10.80      3,894.39
                                                         2009     10.80        14.78      3,721.25
                                                         2010     14.78        16.77        504.90
                                                         2011     16.77        15.02          0.00
                                                         2012     15.02        17.81          0.00
                                                         2013     17.81        22.15          0.00

PIMCO Total Return Investment Division (Class E)........ 2004     11.30        11.60     36,703.08
                                                         2005     11.60        11.60     38,426.76
                                                         2006     11.60        11.87     36,286.35
                                                         2007     11.87        12.48     34,625.35
                                                         2008     12.48        12.26     30,494.01
                                                         2009     12.26        14.16     28,601.70
                                                         2010     14.16        14.98      6,567.68
                                                         2011     14.98        15.13          0.00
                                                         2012     15.13        16.16          0.00
                                                         2013     16.16        15.50          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E).......... 2004    $12.88       $14.79     15,388.66
                                                              2005     14.79        15.10     22,958.28
                                                              2006     15.10        17.37     18,641.35
                                                              2007     17.37        16.69     21,158.37
                                                              2008     16.69        10.83     18,970.10
                                                              2009     10.83        13.32     16,825.30
                                                              2010     13.32        16.49      6,716.64
                                                              2011     16.49        15.44          0.00
                                                              2012     15.44        17.52          0.00
                                                              2013     17.52        23.69          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class E).................................................. 2004     10.71        11.49     14,099.77
                                                              2005     11.49        11.95     15,396.07
                                                              2006     11.95        13.20     13,072.52
                                                              2007     13.20        14.09     10,313.66
                                                              2008     14.09         7.99      9,079.63
                                                              2009      7.99        11.18      9,598.42
                                                              2010     11.18        12.77        144.32
                                                              2011     12.77        12.33          0.00
                                                              2012     12.33        14.31          0.00
                                                              2013     14.31        19.43          0.00

T. Rowe Price Large Cap Growth Investment Division (Class E)
  (formerly RCM Technology Investment Division
  (Class E))................................................. 2004      4.49         4.20     43,636.13
                                                              2005      4.20         4.56     41,257.74
                                                              2006      4.56         4.69     20,737.14
                                                              2007      4.69         6.05     10,501.01
                                                              2008      6.05         3.28     12,493.01
                                                              2009      3.28         5.11      4,535.60
                                                              2010      5.11         6.38      1,603.83
                                                              2011      6.38         5.62          0.00
                                                              2012      5.62         6.17          0.00
                                                              2013      6.17         6.44          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).................................................. 2004      5.98         6.90     25,770.94
                                                              2005      6.90         7.73     26,728.47
                                                              2006      7.73         8.04     21,651.21
                                                              2007      8.04         9.24     30,980.43
                                                              2008      9.24         5.45     14,394.59
                                                              2009      5.45         7.75     12,734.05
                                                              2010      7.75         9.69      3,584.79
                                                              2011      9.69         9.31          0.00
                                                              2012      9.31        10.36          0.00
                                                              2013     10.36        13.84          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2004    $11.37       $12.34     14,579.41
                                                       2005     12.34        13.36     17,507.06
                                                       2006     13.36        13.54     17,429.19
                                                       2007     13.54        14.51     13,359.56
                                                       2008     14.51         9.04      6,127.32
                                                       2009      9.04        12.26      3,719.73
                                                       2010     12.26        16.14        642.58
                                                       2011     16.14        16.02          0.00
                                                       2012     16.02        18.17          0.00
                                                       2013     18.17        25.62          0.00

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2004     17.50        18.20     32,653.31
                                                       2005     18.20        18.27     34,359.82
                                                       2006     18.27        18.72     32,363.62
                                                       2007     18.72        19.00     31,801.74
                                                       2008     19.00        15.76     26,188.70
                                                       2009     15.76        20.33     20,103.85
                                                       2010     20.33        22.38      8,125.89
                                                       2011     22.38        23.17          0.00
                                                       2012     23.17        25.20          0.00
                                                       2013     25.20        24.85          0.00

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2004     14.45        14.52      7,489.64
                                                       2005     14.52        14.41      7,765.52
                                                       2006     14.41        14.65      8,118.00
                                                       2007     14.65        14.90      4,958.70
                                                       2008     14.90        14.50      2,210.16
                                                       2009     14.50        14.77      2,099.48
                                                       2010     14.77        15.25        479.03
                                                       2011     15.25        15.69          0.00
                                                       2012     15.69        15.81          0.00
                                                       2013     15.81        15.34          0.00



--------

   The assets of the FI Value Leaders Investment Division of the Metropolitan Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.
   The assets of the MLA Mid Cap Investment Division of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.
   The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.
   The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.

   The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value

   Investment Division of the Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.
   The assets of Legg Mason Value Equity Investment Division of the Met Investors Fund were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.
   The assets of FI Mid Cap Opportunities Investment Division of the Metropolitan Fund were merged into the Morgan Stanley Mid Cap Growth Investment Division of the Met Investors Fund on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.
   The assets of BlackRock Large Cap Investment Division (formerly BlackRock Investment Trust Investment Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.
   The assets of the MFS(R) Investors Trust Investment Division of the Metropolitan Fund were merged into the Legg Mason Value Equity Investment Division of the Met Investors Fund prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.
   The assets in Met/Putnam Voyager Investment Division of the Metropolitan Fund were merged into Jennison Growth Investment Division of the Metropolitan Fund prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.
   The Investment Division of the Metropolitan Fund with the name FI Mid Cap Opportunities was merged into the Janus Mid Cap Investment Division of the Metropolitan Fund prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The Investment Division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The Accumulated Unit Values history prior to May 1, 2004 is that of the Janus Mid Cap Investment Division.


* We are waiving a portion of the Separate Account charge for the Investment Division investing in the BlackRock Large Cap Core Portfolio.
+ The Accumulation Unit Values for this American Funds(R) Investment Division are calculated with an additional .15% Separate Account charge which was in effect prior to May 1, 2004.
   Please see the Table of Expenses for more information.

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.45 SEPARATE ACCOUNT CHARGE


                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment Division
  (Class B) (4/30/2012)............................................... 2012    $10.21       $10.55    2,926,135.30
                                                                       2013     10.55        11.56    3,876,664.92

American Funds(R) Balanced Allocation Investment Division (Class C)
  (4/28/2008)......................................................... 2008     10.00         7.00      902,840.18
                                                                       2009      7.00         8.93    1,879,830.36
                                                                       2010      8.93         9.87    3,099,209.45
                                                                       2011      9.87         9.52    3,313,456.04
                                                                       2012      9.52        10.66    3,187,551.86
                                                                       2013     10.66        12.45    3,295,052.51

American Funds Bond Investment Division+ (Class 2) (5/1/2006)......... 2006     14.56        15.26       28,569.70
                                                                       2007     15.26        15.52      149,814.19
                                                                       2008     15.52        13.84       47,001.89
                                                                       2009     13.84        15.34       44,475.29
                                                                       2010     15.34        16.07       36,490.00
                                                                       2011     16.07        16.78       22,553.70
                                                                       2012     16.78        17.40       17,940.74
                                                                       2013     17.40        16.75       13,875.19

American Funds Global Small Capitalization Investment Division+
  (Class 2)........................................................... 2004     16.18        19.25      281,007.79
                                                                       2005     19.25        23.75      313,233.26
                                                                       2006     23.75        29.00      270,716.25
                                                                       2007     29.00        34.66      293,038.02
                                                                       2008     34.66        15.85      229,143.49
                                                                       2009     15.85        25.16      215,741.06
                                                                       2010     25.16        30.31      201,537.32
                                                                       2011     30.31        24.12      184,596.10
                                                                       2012     24.12        28.05      148,646.50
                                                                       2013     28.05        35.41      123,984.38

American Funds(R) Growth Allocation Investment Division (Class C)
  (4/28/2008)......................................................... 2008      9.99         6.35      951,986.85
                                                                       2009      6.35         8.39    2,027,386.32
                                                                       2010      8.39         9.39    2,250,153.60
                                                                       2011      9.39         8.82    2,155,405.09
                                                                       2012      8.82        10.09    1,902,389.97
                                                                       2013     10.09        12.45    1,838,284.35

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
American Funds Growth Investment Division+ (Class 2).................. 2004   $110.90      $122.77      112,711.09
                                                                       2005    122.77       140.39      113,022.31
                                                                       2006    140.39       152.29      108,746.95
                                                                       2007    152.29       168.36       99,935.58
                                                                       2008    168.36        92.82       86,140.60
                                                                       2009     92.82       127.36       76,883.79
                                                                       2010    127.36       148.75       76,604.81
                                                                       2011    148.75       140.13       68,947.90
                                                                       2012    140.13       162.57       57,125.17
                                                                       2013    162.57       208.15       48,181.45

American Funds Growth-Income Investment Division+ (Class 2)........... 2004     86.30        93.74      130,811.15
                                                                       2005     93.74        97.64      124,289.21
                                                                       2006     97.64       110.70      117,188.16
                                                                       2007    110.70       114.43      111,462.86
                                                                       2008    114.43        69.98       96,246.95
                                                                       2009     69.98        90.39       83,532.89
                                                                       2010     90.39        99.12       87,048.37
                                                                       2011     99.12        95.76       75,148.47
                                                                       2012     95.76       110.71       62,226.93
                                                                       2013    110.71       145.46       53,494.15

American Funds(R) Moderate Allocation Investment Division (Class C)
  (4/28/2008)......................................................... 2008     10.01         7.68    1,040,343.40
                                                                       2009      7.68         9.34    3,613,034.73
                                                                       2010      9.34        10.12    5,412,835.82
                                                                       2011     10.12         9.99    6,023,795.43
                                                                       2012      9.99        10.91    5,991,561.61
                                                                       2013     10.91        12.21    5,674,932.16

AQR Global Risk Balanced Investment Division (Class B) (4/30/2012).... 2012     11.14        11.55    4,042,465.08
                                                                       2013     11.55        10.99    4,516,696.54

Baillie Gifford International Stock Investment Division (Class B)..... 2004     11.74        13.41       31,071.51
                                                                       2005     13.41        15.54      194,302.45
                                                                       2006     15.54        17.80      244,655.17
                                                                       2007     17.80        19.31      334,722.48
                                                                       2008     19.31        10.61      492,190.98
                                                                       2009     10.61        12.75      458,617.32
                                                                       2010     12.75        13.42      463,014.81
                                                                       2011     13.42        10.57      500,619.17
                                                                       2012     10.57        12.43      456,862.29
                                                                       2013     12.43        14.11      391,419.37

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Barclays Aggregate Bond Index Investment Division (Class B) (formerly
  Barclays Capital Aggregate Bond Index Investment Division (Class B)) 2004    $12.37       $12.73      668,226.09
                                                                       2005     12.73        12.78    1,896,429.33
                                                                       2006     12.78        13.08    2,673,800.30
                                                                       2007     13.08        13.75    3,352,747.46
                                                                       2008     13.75        14.31    2,990,967.30
                                                                       2009     14.31        14.81    3,426,971.26
                                                                       2010     14.81        15.43    3,995,494.39
                                                                       2011     15.43        16.31    4,173,734.13
                                                                       2012     16.31        16.66    4,398,212.21
                                                                       2013     16.66        16.00    4,800,501.63

BlackRock Bond Income Investment Division (Class B)................... 2004     42.85        44.37       63,346.17
                                                                       2005     44.37        44.68      168,613.16
                                                                       2006     44.68        45.86      267,332.39
                                                                       2007     45.86        47.92      346,047.09
                                                                       2008     47.92        45.50      297,979.32
                                                                       2009     45.50        48.96      343,585.03
                                                                       2010     48.96        52.15      414,581.64
                                                                       2011     52.15        54.64      399,462.79
                                                                       2012     54.64        57.77      396,075.88
                                                                       2013     57.77        56.37      410,153.92

BlackRock Capital Appreciation Investment Division
  (Class B) (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B))................................................. 2004     23.08        25.28       19,084.11
                                                                       2005     25.28        26.60       58,013.48
                                                                       2006     26.60        27.24       73,887.06
                                                                       2007     27.24        31.79      177,230.08
                                                                       2008     31.79        19.83      186,843.17
                                                                       2009     19.83        26.69      261,886.10
                                                                       2010     26.69        31.43      285,585.27
                                                                       2011     31.43        28.14      349,149.32
                                                                       2012     28.14        31.63      317,405.84
                                                                       2013     31.63        41.75      278,831.45

BlackRock Capital Appreciation Investment Division
  (Class B) (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B) and before that FI Large Cap Investment Division
  (Class B)) (5/1/2006)............................................... 2006     17.00        17.20       12,761.12
                                                                       2007     17.20        17.58       24,685.82
                                                                       2008     17.58         9.53       48,066.87
                                                                       2009      9.53         9.93            0.00

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class B)................... 2004    $35.01       $37.76       48,978.29
                                                                       2005     37.76        38.27      107,556.94
                                                                       2006     38.27        41.59      161,168.36
                                                                       2007     41.59        43.29      213,758.06
                                                                       2008     43.29        32.01      225,676.47
                                                                       2009     32.01        36.91      232,343.23
                                                                       2010     36.91        39.77      220,295.64
                                                                       2011     39.77        40.61      207,842.50
                                                                       2012     40.61        44.87      197,932.27
                                                                       2013     44.87        53.19      180,695.37

BlackRock Global Tactical Strategies Investment Division (Class B)
  (4/30/2012)......................................................... 2012      9.96        10.28    4,561,809.47
                                                                       2013     10.28        11.18    5,383,823.09

BlackRock Large Cap Core Investment Division* (Class B)............... 2007     77.17        77.81       63,747.92
                                                                       2008     77.81        48.07       75,131.06
                                                                       2009     48.07        56.48       75,653.33
                                                                       2010     56.48        62.60       72,552.76
                                                                       2011     62.60        61.85       74,751.61
                                                                       2012     61.85        69.14       65,177.50
                                                                       2013     69.14        91.50       58,863.82

BlackRock Large Cap Core Investment Division (Class B) (formerly
  BlackRock Large Cap Investment Division (Class B)).................. 2004     58.88        64.96       17,500.19
                                                                       2005     64.96        66.15       26,981.97
                                                                       2006     66.15        74.22       38,546.99
                                                                       2007     74.22        77.82            0.00

BlackRock Large Cap Value Investment Division (Class B)............... 2004     10.68        11.77      140,182.82
                                                                       2005     11.77        12.25      298,809.48
                                                                       2006     12.25        14.38      674,818.56
                                                                       2007     14.38        14.62      913,871.38
                                                                       2008     14.62         9.35      920,284.41
                                                                       2009      9.35        10.23    1,063,198.34
                                                                       2010     10.23        10.99    1,164,582.93
                                                                       2011     10.99        11.05    1,180,555.02
                                                                       2012     11.05        12.41    1,145,938.85
                                                                       2013     12.41        16.12    1,051,379.58

BlackRock Money Market Investment Division (Class B).................. 2004     21.74        21.65       29,117.65
                                                                       2005     21.65        21.91       44,768.30
                                                                       2006     21.91        22.57       49,073.26
                                                                       2007     22.57        23.32       67,046.30
                                                                       2008     23.32        23.58      226,643.43
                                                                       2009     23.58        23.30      241,628.46
                                                                       2010     23.30        22.96      313,407.10
                                                                       2011     22.96        22.63      353,516.24
                                                                       2012     22.63        22.31      351,871.60
                                                                       2013     22.31        21.99      293,001.36

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Clarion Global Real Estate Investment Division (Class B).............. 2004    $ 9.99       $12.82      390,438.35
                                                                       2005     12.82        14.32      802,856.22
                                                                       2006     14.32        19.42    1,419,794.34
                                                                       2007     19.42        16.27    1,333,509.25
                                                                       2008     16.27         9.35    1,306,547.14
                                                                       2009      9.35        12.42    1,296,324.92
                                                                       2010     12.42        14.21    1,323,704.72
                                                                       2011     14.21        13.22    1,330,824.80
                                                                       2012     13.22        16.42    1,207,525.70
                                                                       2013     16.42        16.76    1,259,911.15

ClearBridge Aggressive Growth Investment Division (Class B) (formerly
  Legg Mason ClearBridge Aggressive Growth Investment Division (Class
  B))................................................................. 2004      6.59         7.16        8,682.60
                                                                       2005      7.16         8.02       40,889.72
                                                                       2006      8.02         7.76      115,308.91
                                                                       2007      7.76         7.82      133,936.45
                                                                       2008      7.82         4.70      103,195.76
                                                                       2009      4.70         6.16      158,051.68
                                                                       2010      6.16         7.51      174,158.54
                                                                       2011      7.51         7.65      660,360.01
                                                                       2012      7.65         8.93      657,588.80
                                                                       2013      8.93        12.82      773,449.19

ClearBridge Aggressive Growth Investment Division (Class B) (formerly
  Legg Mason ClearBridge Aggressive Growth Investment Division (Class
  B) and before that Legg Mason Value Equity Investment Division
  (Class B)).......................................................... 2006      9.32         9.99      168,295.77
                                                                       2007      9.99         9.26      212,296.75
                                                                       2008      9.26         4.14      235,954.50
                                                                       2009      4.14         5.63      286,358.52
                                                                       2010      5.63         5.96      412,437.26
                                                                       2011      5.96         6.33            0.00

ClearBridge Aggressive Growth Investment Division (Class B) (formerly
  Legg Mason Clearbridge Aggressive Growth Investment Division (Class
  B) and before that Legg Mason Value Equity Investment Division
  (Class B) and before that MFS(R) Investors Trust Investment
  Division (Class B))................................................. 2004      7.67         8.50        7,108.64
                                                                       2005      8.50         8.95       54,221.16
                                                                       2006      8.95         9.35       78,662.90

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ -------------
ClearBridge Aggressive Growth II Investment Division
  (Class B) (formerly Janus Forty Investment Division (Class B))
  (4/30/2007)......................................................... 2007   $144.01      $176.60        23,410.63
                                                                       2008    176.60       100.95        96,407.34
                                                                       2009    100.95       142.14       155,634.97
                                                                       2010    142.14       153.26       179,103.98
                                                                       2011    153.26       139.66       174,889.46
                                                                       2012    139.66       168.63       161,181.06
                                                                       2013    168.63       214.05       131,693.17

Davis Venture Value Investment Division (Class B)..................... 2004     28.43        30.59        83,443.97
                                                                       2005     30.59        33.16       329,730.90
                                                                       2006     33.16        37.37       611,137.26
                                                                       2007     37.37        38.43       788,983.77
                                                                       2008     38.43        22.90       852,417.84
                                                                       2009     22.90        29.72       965,850.92
                                                                       2010     29.72        32.72     1,066,301.29
                                                                       2011     32.72        30.88     1,042,758.28
                                                                       2012     30.88        34.27       972,821.16
                                                                       2013     34.27        45.05       914,654.47

Frontier Mid Cap Growth Investment Division (Class B) (formerly
  BlackRock Aggressive Growth Investment Division (Class B)).......... 2004     33.29        36.90         9,171.65
                                                                       2005     36.90        40.17        29,020.24
                                                                       2006     40.17        42.15        45,298.95
                                                                       2007     42.15        49.95        86,656.33
                                                                       2008     49.95        26.66       110,017.34
                                                                       2009     26.66        39.17       129,389.63
                                                                       2010     39.17        44.39       136,179.42
                                                                       2011     44.39        42.34       132,375.01
                                                                       2012     42.34        46.19       133,269.52
                                                                       2013     46.19        60.29       115,322.94

Harris Oakmark International Investment Division (Class B)............ 2004     12.01        13.94        90,474.92
                                                                       2005     13.94        15.70       363,737.05
                                                                       2006     15.70        19.94       717,277.72
                                                                       2007     19.94        19.43       898,238.20
                                                                       2008     19.43        11.32       720,678.05
                                                                       2009     11.32        17.30       850,366.46
                                                                       2010     17.30        19.85     1,061,823.08
                                                                       2011     19.85        16.78     1,181,783.78
                                                                       2012     16.78        21.37     1,075,490.80
                                                                       2013     21.37        27.49     1,124,581.34

Invesco Balanced-Risk Allocation Investment Division (Class B)
  (4/30/2012)......................................................... 2012      1.01         1.04     8,629,951.35
                                                                       2013      1.04         1.05    15,039,114.47

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class B) (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B))................. 2012    $25.15       $25.85      858,449.46
                                                                       2013     25.85        33.20      786,274.20

Invesco Mid Cap Value Investment Division (Class B) (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B))................. 2004     18.50        21.58      159,176.32
                                                                       2005     21.58        23.81      515,610.17
                                                                       2006     23.81        26.09      752,463.93
                                                                       2007     26.09        26.54      854,405.39
                                                                       2008     26.54        13.73      879,279.15
                                                                       2009     13.73        20.00      871,062.72
                                                                       2010     20.00        24.85      929,780.66
                                                                       2011     24.85        22.86      952,078.56
                                                                       2012     22.86        25.27            0.00

Invesco Small Cap Growth Investment Division (Class B)................ 2004     11.34        12.15       13,753.87
                                                                       2005     12.15        12.97       63,998.93
                                                                       2006     12.97        14.60      102,207.32
                                                                       2007     14.60        15.98      115,997.43
                                                                       2008     15.98         9.65      125,549.28
                                                                       2009      9.65        12.72      157,451.28
                                                                       2010     12.72        15.83      151,252.86
                                                                       2011     15.83        15.43      165,431.97
                                                                       2012     15.43        17.98      148,820.52
                                                                       2013     17.98        24.84      147,459.47

Jennison Growth Investment Division (Class B)......................... 2005      4.05         4.87       83,621.23
                                                                       2006      4.87         4.92      158,043.25
                                                                       2007      4.92         5.40      251,056.93
                                                                       2008      5.40         3.38      250,285.03
                                                                       2009      3.38         4.65      565,658.19
                                                                       2010      4.65         5.10      963,957.09
                                                                       2011      5.10         5.04    1,250,011.20
                                                                       2012      5.04         5.74    2,042,580.49
                                                                       2013      5.74         7.73    1,561,084.17

Jennison Growth Investment Division (Class B) (formerly Met/Putnam
  Voyager Investment Division (Class B)).............................. 2004      4.21         4.40       23,883.88
                                                                       2005      4.40         4.01       44,635.34

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ -------------
Jennison Growth Investment Division (Class B) (formerly Oppenheimer
  Capital Appreciation Investment Division (Class B)) (5/1/2005)...... 2005    $ 7.93       $ 8.60        24,431.42
                                                                       2006      8.60         9.13       100,408.26
                                                                       2007      9.13        10.28       184,491.43
                                                                       2008     10.28         5.47       293,344.46
                                                                       2009      5.47         7.76       431,520.86
                                                                       2010      7.76         8.36       541,405.36
                                                                       2011      8.36         8.13       538,585.95
                                                                       2012      8.13         9.14             0.00

JPMorgan Global Active Allocation Investment Division (Class B)
  (4/30/2012)......................................................... 2012      1.01         1.04     6,485,546.48
                                                                       2013      1.04         1.14    18,644,869.08

Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013) 2013     15.30        16.80       417,987.22

Loomis Sayles Global Markets Investment Division (Class B) (formerly
  Met/Franklin Income Investment Division (Class B)) (4/28/2008)...... 2008      9.99         7.98        45,803.80
                                                                       2009      7.98        10.05       117,734.00
                                                                       2010     10.05        11.08       295,666.38
                                                                       2011     11.08        11.15       425,592.19
                                                                       2012     11.15        12.37       416,458.13
                                                                       2013     12.37        12.91             0.00

Loomis Sayles Small Cap Core Investment Division (Class B)............ 2004     23.30        26.39        14,801.09
                                                                       2005     26.39        27.75        55,997.97
                                                                       2006     27.75        31.83       129,405.41
                                                                       2007     31.83        35.02       205,151.24
                                                                       2008     35.02        22.07       206,036.26
                                                                       2009     22.07        28.26       227,229.30
                                                                       2010     28.26        35.43       224,643.04
                                                                       2011     35.43        35.04       217,256.18
                                                                       2012     35.04        39.47       197,627.20
                                                                       2013     39.47        54.73       187,336.29

Loomis Sayles Small Cap Growth Investment Division (Class B).......... 2004      8.79         9.73        35,889.71
                                                                       2005      9.73        10.01        67,082.71
                                                                       2006     10.01        10.83       100,972.63
                                                                       2007     10.83        11.13       147,707.44
                                                                       2008     11.13         6.44       191,301.13
                                                                       2009      6.44         8.23       236,137.48
                                                                       2010      8.23        10.66       196,903.89
                                                                       2011     10.66        10.79       194,491.72
                                                                       2012     10.79        11.79       175,148.87
                                                                       2013     11.79        17.25       163,056.96


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


                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division (Class B).............. 2004    $15.88       $16.92       99,018.73
                                                                       2005     16.92        16.92      302,636.36
                                                                       2006     16.92        18.21      508,215.16
                                                                       2007     18.21        19.12      705,153.05
                                                                       2008     19.12        15.34      703,691.97
                                                                       2009     15.34        20.68      799,419.27
                                                                       2010     20.68        23.02      899,615.77
                                                                       2011     23.02        23.70      929,050.20
                                                                       2012     23.70        26.39      889,209.15
                                                                       2013     26.39        28.08      919,199.51

Met/Artisan Mid Cap Value Investment Division (Class B)............... 2004     29.95        32.49       61,962.42
                                                                       2005     32.49        35.13      219,124.92
                                                                       2006     35.13        38.85      299,230.02
                                                                       2007     38.85        35.57      304,687.83
                                                                       2008     35.57        18.88      261,327.40
                                                                       2009     18.88        26.28      258,728.89
                                                                       2010     26.28        29.73      252,011.51
                                                                       2011     29.73        31.20      262,737.90
                                                                       2012     31.20        34.31      244,245.87
                                                                       2013     34.31        46.17      233,879.06

Met/Franklin Low Duration Total Return Investment Division (Class B)
  (5/2/2011).......................................................... 2011      9.98         9.76       40,149.93
                                                                       2012      9.76        10.04       94,628.08
                                                                       2013     10.04        10.01      581,968.93

MetLife Aggressive Strategy Investment Division (Class B)............. 2011     12.12        10.38      775,315.08
                                                                       2012     10.38        11.94      654,096.70
                                                                       2013     11.94        15.24      601,649.31

MetLife Aggressive Strategy Investment Division (Class B) (formerly
  MetLife Aggressive Allocation Investment Division (Class B))........ 2005      9.99        11.14       64,461.86
                                                                       2006     11.14        12.70      337,483.11
                                                                       2007     12.70        12.93      618,837.35
                                                                       2008     12.93         7.59      507,161.07
                                                                       2009      7.59         9.83      638,241.17
                                                                       2010      9.83        11.21      687,375.82
                                                                       2011     11.21        12.16            0.00

MetLife Balanced Plus Investment Division (Class B) (4/30/2012)....... 2012      9.99        10.45    4,458,350.10
                                                                       2013     10.45        11.78    7,739,773.26

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
MetLife Conservative Allocation Investment Division (Class B)
  (5/1/2005).......................................................... 2005    $ 9.99       $10.29       30,351.09
                                                                       2006     10.29        10.84      190,487.84
                                                                       2007     10.84        11.28      649,650.54
                                                                       2008     11.28         9.52    1,348,550.66
                                                                       2009      9.52        11.31    1,764,144.75
                                                                       2010     11.31        12.27    2,221,204.41
                                                                       2011     12.27        12.48    2,504,571.13
                                                                       2012     12.48        13.43    2,818,239.91
                                                                       2013     13.43        13.81    2,716,853.79

MetLife Conservative to Moderate Allocation Investment Division
  (Class B) (5/1/2005)................................................ 2005      9.99        10.51      390,314.31
                                                                       2006     10.51        11.33    1,573,474.05
                                                                       2007     11.33        11.71    3,547,905.91
                                                                       2008     11.71         9.05    4,806,715.49
                                                                       2009      9.05        11.03    5,848,119.36
                                                                       2010     11.03        12.12    7,008,542.55
                                                                       2011     12.12        12.07    7,475,816.82
                                                                       2012     12.07        13.26    7,656,285.76
                                                                       2013     13.26        14.50    6,915,137.76

MetLife Growth Strategy Investment Division (Class B) (4/29/2013)..... 2013     11.59        13.21      404,819.81

MetLife Growth Strategy Investment Division (Class B) (formerly
  Met/Franklin Templeton Founding Strategy Investment Division (Class
  B)) (4/28/2008)..................................................... 2008      9.99         7.03      222,938.17
                                                                       2009      7.03         8.90      409,918.32
                                                                       2010      8.90         9.66      406,328.64
                                                                       2011      9.66         9.35      392,549.81
                                                                       2012      9.35        10.70      371,044.59
                                                                       2013     10.70        11.52            0.00

MetLife Mid Cap Stock Index Investment Division (Class B)............. 2004     11.63        13.02      153,800.52
                                                                       2005     13.02        14.37      379,788.64
                                                                       2006     14.37        15.56      557,366.25
                                                                       2007     15.56        16.49      750,891.70
                                                                       2008     16.49        10.34      848,571.17
                                                                       2009     10.34        13.94      922,395.40
                                                                       2010     13.94        17.31      981,790.09
                                                                       2011     17.31        16.68    1,068,023.86
                                                                       2012     16.68        19.29    1,061,147.98
                                                                       2013     19.29        25.26    1,148,417.94

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ -------------
MetLife Moderate Allocation Investment Division (Class B) (5/1/2005).. 2005    $ 9.99       $10.74       685,019.49
                                                                       2006     10.74        11.84     3,888,509.84
                                                                       2007     11.84        12.18    10,064,675.95
                                                                       2008     12.18         8.56    12,353,978.93
                                                                       2009      8.56        10.68    16,569,242.58
                                                                       2010     10.68        11.91    21,034,060.57
                                                                       2011     11.91        11.58    22,147,558.60
                                                                       2012     11.58        12.92    21,780,778.59
                                                                       2013     12.92        15.03    20,829,467.27

MetLife Moderate to Aggressive Allocation Investment Division
  (Class B) (5/1/2005)................................................ 2005      9.99        10.97       350,604.48
                                                                       2006     10.97        12.35     2,935,761.18
                                                                       2007     12.35        12.64     7,696,826.74
                                                                       2008     12.64         8.08     9,421,701.73
                                                                       2009      8.08        10.28    11,081,050.90
                                                                       2010     10.28        11.62    10,804,940.65
                                                                       2011     11.62        11.02    10,096,614.72
                                                                       2012     11.02        12.53     9,083,118.91
                                                                       2013     12.53        15.36     8,791,780.80

MetLife Multi-Index Targeted Risk Investment Division (Class B)
  (4/29/2013)......................................................... 2013      1.07         1.12     6,253,847.07

MetLife Stock Index Investment Division (Class B)..................... 2004     33.67        36.47       338,133.17
                                                                       2005     36.47        37.52       904,449.90
                                                                       2006     37.52        42.60     1,185,840.81
                                                                       2007     42.60        44.07     1,572,342.77
                                                                       2008     44.07        27.25     1,892,748.62
                                                                       2009     27.25        33.82     1,991,100.45
                                                                       2010     33.82        38.17     2,169,883.98
                                                                       2011     38.17        38.23     2,276,452.07
                                                                       2012     38.23        43.49     2,156,879.22
                                                                       2013     43.49        56.46     1,970,951.96

MFS(R) Research International Investment Division (Class B)........... 2004      9.73        11.16        34,584.24
                                                                       2005     11.16        12.81       204,951.18
                                                                       2006     12.81        15.98       379,159.42
                                                                       2007     15.98        17.85       484,949.14
                                                                       2008     17.85        10.13       815,884.26
                                                                       2009     10.13        13.14       850,345.69
                                                                       2010     13.14        14.43       865,495.87
                                                                       2011     14.43        12.70       843,429.54
                                                                       2012     12.70        14.61       773,041.51
                                                                       2013     14.61        17.17       690,792.43

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
MFS(R) Total Return Investment Division (Class B)..................... 2004    $36.45       $39.62       17,149.94
                                                                       2005     39.62        40.16       50,509.77
                                                                       2006     40.16        44.31       71,124.70
                                                                       2007     44.31        45.47      114,974.67
                                                                       2008     45.47        34.80       86,913.95
                                                                       2009     34.80        40.57      110,222.67
                                                                       2010     40.57        43.91      119,511.53
                                                                       2011     43.91        44.21      126,149.10
                                                                       2012     44.21        48.50      116,717.03
                                                                       2013     48.50        56.74      122,190.70

MFS(R) Value Investment Division (Class B)............................ 2004     12.10        13.05      259,038.50
                                                                       2005     13.05        12.65      657,582.62
                                                                       2006     12.65        14.69      765,542.34
                                                                       2007     14.69        13.90      874,341.31
                                                                       2008     13.90         9.08      916,499.08
                                                                       2009      9.08        10.79      884,230.86
                                                                       2010     10.79        11.82      936,067.96
                                                                       2011     11.82        11.73      978,775.54
                                                                       2012     11.73        13.45      867,384.44
                                                                       2013     13.45        17.94    1,471,057.63

MFS(R) Value Investment Division (Class B) (formerly FI Value Leaders
  Investment Division (Class B))...................................... 2004     22.88        25.80       12,616.37
                                                                       2005     25.80        28.08       78,749.95
                                                                       2006     28.08        30.91      171,503.92
                                                                       2007     30.91        31.66      192,765.82
                                                                       2008     31.66        19.00      188,347.16
                                                                       2009     19.00        22.75      187,848.64
                                                                       2010     22.75        25.63      187,016.80
                                                                       2011     25.63        23.65      164,994.89
                                                                       2012     23.65        26.91      157,764.26
                                                                       2013     26.91        29.62            0.00

MFS(R) Value Investment Division (Class B) (formerly Met/Franklin
  Mutual Shares Investment Division (Class B)) (4/28/2008)............ 2008      9.99         6.59       53,503.25
                                                                       2009      6.59         8.12      115,902.89
                                                                       2010      8.12         8.88      222,871.22
                                                                       2011      8.88         8.71      285,032.99
                                                                       2012      8.71         9.77      282,179.95
                                                                       2013      9.77        10.71            0.00

Morgan Stanley Mid Cap Growth Investment Division (Class B)........... 2010     12.78        14.84      606,256.47
                                                                       2011     14.84        13.62      688,742.46
                                                                       2012     13.62        14.67      641,624.81
                                                                       2013     14.67        20.10      437,422.06

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly
  FI Mid Cap Opportunities Investment Division (Class B))............. 2004    $14.60       $16.43       44,594.04
                                                                       2005     16.43        17.27      129,617.44
                                                                       2006     17.27        18.99      209,308.71
                                                                       2007     18.99        20.24      309,830.20
                                                                       2008     20.24         8.89      366,167.23
                                                                       2009      8.89        11.70      485,764.64
                                                                       2010     11.70        12.66            0.00

MSCI EAFE(R) Index Investment Division (Class B)...................... 2004      9.53        11.08      281,853.78
                                                                       2005     11.08        12.34      794,801.97
                                                                       2006     12.34        15.26    1,046,351.38
                                                                       2007     15.26        16.62    1,310,757.69
                                                                       2008     16.62         9.46    1,666,972.69
                                                                       2009      9.46        11.97    1,726,217.82
                                                                       2010     11.97        12.73    1,891,931.42
                                                                       2011     12.73        10.96    2,175,900.58
                                                                       2012     10.96        12.75    2,173,357.36
                                                                       2013     12.75        15.27    2,071,226.44

Neuberger Berman Genesis Investment Division (Class B)................ 2004     16.08        18.08      208,151.38
                                                                       2005     18.08        18.52      484,579.16
                                                                       2006     18.52        21.25      638,919.35
                                                                       2007     21.25        20.17      666,449.41
                                                                       2008     20.17        12.21      606,782.37
                                                                       2009     12.21        13.58      618,219.23
                                                                       2010     13.58        16.25      567,199.30
                                                                       2011     16.25        16.89      555,461.98
                                                                       2012     16.89        18.27      505,309.98
                                                                       2013     18.27        24.89      639,957.94

Neuberger Berman Genesis Investment Division (Class B) (formerly MLA
  Mid Cap Investment Division (Class B)).............................. 2004     12.54        13.54       52,137.74
                                                                       2005     13.54        14.42      106,924.83
                                                                       2006     14.42        16.30      137,961.47
                                                                       2007     16.30        15.63      254,047.42
                                                                       2008     15.63         9.50      236,912.44
                                                                       2009      9.50        12.81      259,248.91
                                                                       2010     12.81        15.51      256,169.25
                                                                       2011     15.51        14.48      286,100.44
                                                                       2012     14.48        15.03      276,116.60
                                                                       2013     15.03        16.29            0.00

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B)............... 2004    $12.70       $14.65       22,843.94
                                                                       2005     14.65        16.75       82,074.43
                                                                       2006     16.75        19.20      163,143.97
                                                                       2007     19.20        20.11      294,980.90
                                                                       2008     20.11        11.78      312,580.44
                                                                       2009     11.78        16.23      388,940.59
                                                                       2010     16.23        18.55      471,837.16
                                                                       2011     18.55        16.75      509,612.12
                                                                       2012     16.75        20.00      483,451.77
                                                                       2013     20.00        25.06      538,295.09

Oppenheimer Global Equity Investment Division (Class B) (formerly
  Met/Templeton Growth Investment Division (Class B)) (4/28/2008)..... 2008      9.99         6.56       25,839.17
                                                                       2009      6.56         8.58       80,565.40
                                                                       2010      8.58         9.10      142,671.40
                                                                       2011      9.10         8.35      206,905.28
                                                                       2012      8.35        10.06      210,755.65
                                                                       2013     10.06        10.70            0.00

PIMCO Inflation Protected Bond Investment Division (Class B)
  (5/1/2006).......................................................... 2006     10.97        11.08       86,341.31
                                                                       2007     11.08        12.10      282,571.45
                                                                       2008     12.10        11.10    1,244,765.81
                                                                       2009     11.10        12.92    2,120,220.49
                                                                       2010     12.92        13.72    2,889,567.48
                                                                       2011     13.72        15.03    3,484,395.56
                                                                       2012     15.03        16.16    3,624,058.83
                                                                       2013     16.16        14.45    2,823,168.42

PIMCO Total Return Investment Division (Class B)...................... 2004     11.64        12.06      377,842.08
                                                                       2005     12.06        12.16    1,189,276.56
                                                                       2006     12.16        12.52    1,461,259.00
                                                                       2007     12.52        13.28    1,969,499.12
                                                                       2008     13.28        13.14    1,764,114.93
                                                                       2009     13.14        15.29    2,815,840.51
                                                                       2010     15.29        16.30    3,949,250.16
                                                                       2011     16.30        16.57    4,419,373.15
                                                                       2012     16.57        17.85    4,551,312.30
                                                                       2013     17.85        17.25    4,298,846.85

Pyramis(R) Government Income Investment Division (Class B) (4/30/2012) 2012     10.76        10.92    1,945,436.62
                                                                       2013     10.92        10.28    1,860,467.52

Pyramis(R) Managed Risk Investment Division (Class B) (4/29/2013)..... 2013     10.21        10.74      214,392.13

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ -------------
Russell 2000(R) Index Investment Division (Class B)................... 2004    $13.43       $15.37        95,167.37
                                                                       2005     15.37        15.80       287,348.53
                                                                       2006     15.80        18.31       433,608.13
                                                                       2007     18.31        17.74       529,995.06
                                                                       2008     17.74        11.60       562,830.61
                                                                       2009     11.60        14.36       593,436.46
                                                                       2010     14.36        17.92       589,429.34
                                                                       2011     17.92        16.90       609,813.85
                                                                       2012     16.90        19.34       612,648.13
                                                                       2013     19.34        26.34       589,850.95

Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012) 2012      1.01         1.06     4,940,453.63
                                                                       2013      1.06         1.15    12,034,917.75

SSgA Growth ETF Investment Division (Class B) (5/1/2006).............. 2006     10.70        11.40         8,217.16
                                                                       2007     11.40        11.87        42,541.11
                                                                       2008     11.87         7.84        42,485.62
                                                                       2009      7.84         9.98       271,135.15
                                                                       2010      9.98        11.23       265,070.25
                                                                       2011     11.23        10.83       328,302.17
                                                                       2012     10.83        12.28       342,949.93
                                                                       2013     12.28        14.29       494,356.99

SSgA Growth and Income ETF Investment Division (Class B) (5/1/2006)... 2006     10.51        11.15         9,207.88
                                                                       2007     11.15        11.58        13,309.96
                                                                       2008     11.58         8.55        68,745.12
                                                                       2009      8.55        10.53     1,491,765.64
                                                                       2010     10.53        11.65     2,774,889.67
                                                                       2011     11.65        11.60     3,324,555.27
                                                                       2012     11.60        12.90     3,328,335.00
                                                                       2013     12.90        14.36     3,089,889.64

T. Rowe Price Large Cap Growth Investment Division (Class B).......... 2004     11.13        12.06        93,880.57
                                                                       2005     12.06        12.64       243,137.56
                                                                       2006     12.64        14.06       323,962.49
                                                                       2007     14.06        15.13       467,371.01
                                                                       2008     15.13         8.64       557,457.51
                                                                       2009      8.64        12.19       561,523.81
                                                                       2010     12.19        14.03       530,973.47
                                                                       2011     14.03        13.64       502,569.83
                                                                       2012     13.64        15.95       492,519.32
                                                                       2013     15.95        21.82       984,673.60

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division (Class
  B) (formerly RCM Technology Investment Division (Class B)).......... 2004    $ 4.16       $ 4.33       57,701.30
                                                                       2005      4.33         4.74      193,600.64
                                                                       2006      4.74         4.92      253,079.50
                                                                       2007      4.92         6.37      674,106.59
                                                                       2008      6.37         3.49      732,129.14
                                                                       2009      3.49         5.47    1,183,651.35
                                                                       2010      5.47         6.88    1,427,466.46
                                                                       2011      6.88         6.11    1,493,606.86
                                                                       2012      6.11         6.75    1,469,983.29
                                                                       2013      6.75         7.06            0.00

T. Rowe Price Mid Cap Growth Investment Division (Class B)............ 2004      6.26         7.10      115,308.81
                                                                       2005      7.10         8.02      340,515.41
                                                                       2006      8.02         8.39      477,070.23
                                                                       2007      8.39         9.73    1,091,057.23
                                                                       2008      9.73         5.78    1,123,184.77
                                                                       2009      5.78         8.28    1,255,170.56
                                                                       2010      8.28        10.43    1,407,959.28
                                                                       2011     10.43        10.11    1,486,930.40
                                                                       2012     10.11        11.32    1,485,226.94
                                                                       2013     11.32        15.24    1,436,722.82

T. Rowe Price Small Cap Growth Investment Division (Class B).......... 2004     12.33        13.14       31,368.21
                                                                       2005     13.14        14.34      104,136.74
                                                                       2006     14.34        14.65      184,047.44
                                                                       2007     14.65        15.82      219,854.25
                                                                       2008     15.82         9.92      312,410.92
                                                                       2009      9.92        13.56      336,695.75
                                                                       2010     13.56        18.00      375,033.17
                                                                       2011     18.00        18.00      464,082.83
                                                                       2012     18.00        20.56      462,198.64
                                                                       2013     20.56        29.22      490,050.76

Western Asset Management Strategic Bond Opportunities Investment
  Division (Class B).................................................. 2004     18.56        19.67      107,910.05
                                                                       2005     19.67        19.89      449,329.55
                                                                       2006     19.89        20.55      761,939.96
                                                                       2007     20.55        21.00      823,701.39
                                                                       2008     21.00        17.55      667,121.79
                                                                       2009     17.55        22.81      620,557.53
                                                                       2010     22.81        25.28      616,538.57
                                                                       2011     25.28        26.38      558,572.01
                                                                       2012     26.38        28.93      526,303.20
                                                                       2013     28.93        28.75      495,639.09

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
Western Asset Management U.S. Government Investment Division (Class B) 2004   $ 15.34      $ 15.70      148,473.17
                                                                       2005     15.70        15.69      460,917.02
                                                                       2006     15.69        16.07      622,263.47
                                                                       2007     16.07        16.48      776,097.58
                                                                       2008     16.48        16.16      679,558.91
                                                                       2009     16.16        16.57      847,280.46
                                                                       2010     16.57        17.23      850,057.03
                                                                       2011     17.23        17.88      798,682.88
                                                                       2012     17.88        18.16      781,479.28
                                                                       2013     18.16        17.73      723,944.31

At 1.70 Separate Account Charge:

American Funds Bond Investment Division (Class 2) (5/1/2006).......... 2006     14.43        15.11      151,771.39
                                                                       2007     15.11        15.35      809,310.13
                                                                       2008     15.35        13.68      625,986.65
                                                                       2009     13.68        15.15      691,422.16
                                                                       2010     15.15        15.85      687,126.32
                                                                       2011     15.85        16.53      606,151.93
                                                                       2012     16.53        17.13      550,794.23
                                                                       2013     17.13        16.48      533,332.95

American Funds Global Small Capitalization Investment Division (Class
  2).................................................................. 2004     16.09        19.13      140,092.44
                                                                       2005     19.13        23.57      422,435.60
                                                                       2006     23.57        28.75      654,541.21
                                                                       2007     28.75        34.32      950,653.20
                                                                       2008     34.32        15.68      987,379.12
                                                                       2009     15.68        24.87    1,024,126.11
                                                                       2010     24.87        29.93    1,080,126.69
                                                                       2011     29.93        23.79    1,077,280.00
                                                                       2012     23.79        27.64      964,772.85
                                                                       2013     27.64        34.86      884,672.45

American Funds Growth Investment Division (Class 2)................... 2004    108.71       120.23       59,830.80
                                                                       2005    120.23       137.35      192,657.05
                                                                       2006    137.35       148.84      308,943.53
                                                                       2007    148.84       164.39      382,632.01
                                                                       2008    164.39        90.54      421,284.58
                                                                       2009     90.54       124.10      430,571.63
                                                                       2010    124.10       144.80      403,616.84
                                                                       2011    144.80       136.28      376,147.32
                                                                       2012    136.28       157.94      332,415.87
                                                                       2013    157.94       202.02      300,529.60

                                                                            BEGINNING OF               NUMBER OF
                                                                                YEAR     END OF YEAR  ACCUMULATION
                                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                    ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division (Class 2)............ 2004   $ 84.60      $ 91.80      72,778.03
                                                                       2005     91.80        95.52     188,347.32
                                                                       2006     95.52       108.19     271,342.46
                                                                       2007    108.19       111.72     342,131.86
                                                                       2008    111.72        68.26     347,890.95
                                                                       2009     68.26        88.08     393,860.59
                                                                       2010     88.08        96.49     417,935.29
                                                                       2011     96.49        93.13     423,179.38
                                                                       2012     93.13       107.56     395,509.51
                                                                       2013    107.56       141.17     357,771.29

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.50 SEPARATE ACCOUNT CHARGE


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012).......................... 2012    $10.20       $10.55     719,244.94
                                                           2013     10.55        11.55     829,527.04

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         7.00     135,856.26
                                                           2009      7.00         8.92     362,740.36
                                                           2010      8.92         9.86     653,959.10
                                                           2011      9.86         9.51     715,201.03
                                                           2012      9.51        10.63     652,169.46
                                                           2013     10.63        12.41     575,958.03

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).............................................. 2006     14.49        15.19       9,855.83
                                                           2007     15.19        15.43      68,169.42
                                                           2008     15.43        13.76      16,239.77
                                                           2009     13.76        15.24      16,416.12
                                                           2010     15.24        15.96      24,364.59
                                                           2011     15.96        16.66      11,030.42
                                                           2012     16.66        17.26       9,151.52
                                                           2013     17.26        16.61       7,509.35

American Funds Global Small Capitalization Investment
  Division+ (Class 2)..................................... 2004     16.14        19.19     128,270.84
                                                           2005     19.19        23.66     149,896.21
                                                           2006     23.66        28.88     146,893.34
                                                           2007     28.88        34.49     141,939.77
                                                           2008     34.49        15.76      93,838.28
                                                           2009     15.76        25.01      86,284.29
                                                           2010     25.01        30.12      83,769.53
                                                           2011     30.12        23.95      71,867.34
                                                           2012     23.95        27.84      63,194.97
                                                           2013     27.84        35.14      46,488.38

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.35     323,645.32
                                                           2009      6.35         8.39     651,597.21
                                                           2010      8.39         9.38     678,757.17
                                                           2011      9.38         8.80     592,500.82
                                                           2012      8.80        10.07     521,805.64
                                                           2013     10.07        12.41     426,860.41

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth Investment Division+ (Class 2)...... 2004   $109.74      $121.43       69,240.32
                                                           2005    121.43       138.80       68,272.08
                                                           2006    138.80       150.48       63,238.49
                                                           2007    150.48       166.28       54,048.73
                                                           2008    166.28        91.63       42,147.59
                                                           2009     91.63       125.66       38,086.04
                                                           2010    125.66       146.69       36,750.77
                                                           2011    146.69       138.13       30,896.19
                                                           2012    138.13       160.16       26,764.62
                                                           2013    160.16       204.97       22,558.96

American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2004     85.41        92.72       96,552.45
                                                           2005     92.72        96.53       87,866.03
                                                           2006     96.53       109.39       82,701.17
                                                           2007    109.39       113.01       69,156.14
                                                           2008    113.01        69.08       55,948.52
                                                           2009     69.08        89.18       53,241.27
                                                           2010     89.18        97.75       51,024.07
                                                           2011     97.75        94.39       41,759.75
                                                           2012     94.39       109.07       34,875.77
                                                           2013    109.07       143.23       30,143.69

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.68      150,934.28
                                                           2009      7.68         9.33      553,781.88
                                                           2010      9.33        10.10    1,050,275.58
                                                           2011     10.10         9.97    1,124,128.52
                                                           2012      9.97        10.89    1,056,159.57
                                                           2013     10.89        12.18      934,254.08

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.14        11.54      945,784.87
                                                           2013     11.54        10.98      975,528.07

Baillie Gifford International Stock Investment Division
  (Class B)............................................... 2004     11.66        13.31          898.96
                                                           2005     13.31        15.42       10,412.08
                                                           2006     15.42        17.66       27,532.51
                                                           2007     17.66        19.15       41,376.10
                                                           2008     19.15        10.52      104,801.03
                                                           2009     10.52        12.63      108,580.54
                                                           2010     12.63        13.29       96,358.31
                                                           2011     13.29        10.46       86,882.44
                                                           2012     10.46        12.30       83,195.34
                                                           2013     12.30        13.95       70,249.66

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Barclays Aggregate Bond Index Investment Division (Class B)
  (formerly Barclays Capital Aggregate Bond Index Investment
  Division (Class B))........................................ 2004    $12.34       $12.69      75,066.78
                                                              2005     12.69        12.74     247,085.26
                                                              2006     12.74        13.02     334,610.26
                                                              2007     13.02        13.68     445,572.24
                                                              2008     13.68        14.24     274,872.64
                                                              2009     14.24        14.73     337,451.36
                                                              2010     14.73        15.33     455,768.53
                                                              2011     15.33        16.21     588,724.26
                                                              2012     16.21        16.54     607,450.69
                                                              2013     16.54        15.88     622,779.47

BlackRock Bond Income Investment Division (Class B).......... 2004     42.41        43.90       8,121.98
                                                              2005     43.90        44.18      23,976.02
                                                              2006     44.18        45.33      46,603.87
                                                              2007     45.33        47.34      53,156.32
                                                              2008     47.34        44.92      45,632.45
                                                              2009     44.92        48.32      49,003.14
                                                              2010     48.32        51.44      62,759.28
                                                              2011     51.44        53.87      72,516.04
                                                              2012     53.87        56.93      67,964.73
                                                              2013     56.93        55.52      66,524.31

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B))........................................ 2004     22.97        25.15       4,013.61
                                                              2005     25.15        26.45       5,817.98
                                                              2006     26.45        27.07      10,293.45
                                                              2007     27.07        31.58      25,712.55
                                                              2008     31.58        19.69      42,512.52
                                                              2009     19.69        26.49      45,361.03
                                                              2010     26.49        31.17      42,078.49
                                                              2011     31.17        27.90      56,584.75
                                                              2012     27.90        31.35      50,397.68
                                                              2013     31.35        41.35      42,849.73

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B) and before that FI Large Cap Investment
  Division (Class B)) (5/1/2006)............................. 2006     16.92        17.11         965.68
                                                              2007     17.11        17.48       2,704.42
                                                              2008     17.48         9.48       3,396.09
                                                              2009      9.48         9.87           0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class B)...... 2004    $34.70       $37.42        6,708.35
                                                          2005     37.42        37.90       16,192.39
                                                          2006     37.90        41.16       17,166.95
                                                          2007     41.16        42.83       25,949.67
                                                          2008     42.83        31.65       22,359.65
                                                          2009     31.65        36.48       15,881.95
                                                          2010     36.48        39.29       14,778.59
                                                          2011     39.29        40.09       13,150.64
                                                          2012     40.09        44.28       12,332.73
                                                          2013     44.28        52.46       12,561.41

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012).................................. 2012      9.96        10.27      932,599.55
                                                          2013     10.27        11.17    1,147,919.67

BlackRock Large Cap Core Investment Division*
  (Class B).............................................. 2007     76.25        76.86        3,123.19
                                                          2008     76.86        47.46        2,638.81
                                                          2009     47.46        55.73        5,023.56
                                                          2010     55.73        61.74        3,679.42
                                                          2011     61.74        60.98        5,743.03
                                                          2012     60.98        68.12        6,745.64
                                                          2013     68.12        90.12        6,480.24

BlackRock Large Cap Core Investment Division (Class B)
  (formerly BlackRock Large Cap Investment Division
  (Class B))............................................. 2004     58.27        64.26          660.74
                                                          2005     64.26        65.41        3,196.09
                                                          2006     65.41        73.35        3,446.55
                                                          2007     73.35        76.90            0.00

BlackRock Large Cap Value Investment Division
  (Class B).............................................. 2004     10.66        11.76       10,184.66
                                                          2005     11.76        12.23       20,457.74
                                                          2006     12.23        14.35       40,046.14
                                                          2007     14.35        14.58       86,981.14
                                                          2008     14.58         9.32      102,768.79
                                                          2009      9.32        10.19       95,592.49
                                                          2010     10.19        10.94      116,123.01
                                                          2011     10.94        11.00      121,689.78
                                                          2012     11.00        12.35      130,003.20
                                                          2013     12.35        16.02      126,620.11

BlackRock Money Market Investment Division (Class B)..... 2004     21.51        21.42          259.09
                                                          2005     21.42        21.66        1,104.62
                                                          2006     21.66        22.31        1,086.92
                                                          2007     22.31        23.04        2,669.52
                                                          2008     23.04        23.28        7,167.65
                                                          2009     23.28        22.99        2,600.55
                                                          2010     22.99        22.65        5,388.05
                                                          2011     22.65        22.32        3,301.21
                                                          2012     22.32        21.98        4,449.62
                                                          2013     21.98        21.65        2,943.55

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Clarion Global Real Estate Investment Division (Class B)..... 2004    $ 9.99       $12.82      68,869.17
                                                              2005     12.82        14.31     153,352.09
                                                              2006     14.31        19.40     234,114.01
                                                              2007     19.40        16.24     216,454.32
                                                              2008     16.24         9.33     201,310.26
                                                              2009      9.33        12.38     174,610.74
                                                              2010     12.38        14.16     164,268.92
                                                              2011     14.16        13.17     159,733.04
                                                              2012     13.17        16.35     162,436.52
                                                              2013     16.35        16.68     143,425.61

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B))............................. 2004      6.58         7.15         783.37
                                                              2005      7.15         8.00      12,890.50
                                                              2006      8.00         7.74      20,501.16
                                                              2007      7.74         7.80      21,600.66
                                                              2008      7.80         4.68      19,814.40
                                                              2009      4.68         6.13      31,168.61
                                                              2010      6.13         7.48      38,038.08
                                                              2011      7.48         7.61     106,870.94
                                                              2012      7.61         8.88     157,808.33
                                                              2013      8.88        12.74     187,342.66

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B))................ 2006      9.28         9.95      11,253.48
                                                              2007      9.95         9.22      13,536.97
                                                              2008      9.22         4.12       7,865.35
                                                              2009      4.12         5.60      21,908.89
                                                              2010      5.60         5.92      51,248.84
                                                              2011      5.92         6.29           0.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason Clearbridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B) and before that
  MFS(R) Investors Trust Investment Division (Class B))...... 2004      7.65         8.47           0.00
                                                              2005      8.47         8.92       3,340.19
                                                              2006      8.92         9.32       3,968.10

                                                                     BEGINNING OF               NUMBER OF
                                                                         YEAR     END OF YEAR  ACCUMULATION
                                                                     ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                             ---- ------------ ------------ ------------
ClearBridge Aggressive Growth II Investment Division (Class B)
  (formerly Janus Forty Investment Division (Class B))
  (4/30/2007).................................................. 2007   $142.21      $174.34        5,537.10
                                                                2008    174.34        99.61       19,075.41
                                                                2009     99.61       140.18       31,776.44
                                                                2010    140.18       151.07       36,862.04
                                                                2011    151.07       137.60       33,538.32
                                                                2012    137.60       166.06       31,668.19
                                                                2013    166.06       210.68       25,264.07

Davis Venture Value Investment Division (Class B).............. 2004     28.30        30.43       12,812.49
                                                                2005     30.43        32.98       54,854.72
                                                                2006     32.98        37.14      106,439.73
                                                                2007     37.14        38.18      115,511.86
                                                                2008     38.18        22.74      111,650.26
                                                                2009     22.74        29.50      103,134.11
                                                                2010     29.50        32.46      104,641.32
                                                                2011     32.46        30.61      117,517.98
                                                                2012     30.61        33.96       99,703.63
                                                                2013     33.96        44.62       82,217.72

Frontier Mid Cap Growth Investment Division (Class B)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class B)).......................................... 2004     33.03        36.59        1,258.67
                                                                2005     36.59        39.81        5,095.42
                                                                2006     39.81        41.76        4,636.17
                                                                2007     41.76        49.46        9,056.66
                                                                2008     49.46        26.38       15,820.16
                                                                2009     26.38        38.75       22,692.16
                                                                2010     38.75        43.89       27,794.39
                                                                2011     43.89        41.84       30,568.49
                                                                2012     41.84        45.62       23,063.68
                                                                2013     45.62        59.52       17,466.11

Harris Oakmark International Investment Division
  (Class B).................................................... 2004     12.00        13.92       15,034.47
                                                                2005     13.92        15.67       43,941.33
                                                                2006     15.67        19.89      116,979.16
                                                                2007     19.89        19.37      130,875.13
                                                                2008     19.37        11.28       86,493.10
                                                                2009     11.28        17.23      112,948.34
                                                                2010     17.23        19.76      152,412.94
                                                                2011     19.76        16.69      185,328.08
                                                                2012     16.69        21.25      164,706.41
                                                                2013     21.25        27.32      148,986.84

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)........................................ 2012      1.01         1.04    2,274,024.35
                                                                2013      1.04         1.05    4,394,985.88

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2012    $24.98       $25.66     135,075.00
                                                           2013     25.66        32.94     114,104.70

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2004     18.45        21.51      17,264.02
                                                           2005     21.51        23.72      75,324.93
                                                           2006     23.72        25.99     131,190.77
                                                           2007     25.99        26.42     162,218.98
                                                           2008     26.42        13.66     146,521.98
                                                           2009     13.66        19.89     137,467.11
                                                           2010     19.89        24.70     143,739.48
                                                           2011     24.70        22.71     144,793.52
                                                           2012     22.71        25.10           0.00

Invesco Small Cap Growth Investment Division (Class B).... 2004     11.33        12.13       1,186.65
                                                           2005     12.13        12.94       3,900.30
                                                           2006     12.94        14.56      10,755.47
                                                           2007     14.56        15.93       7,569.52
                                                           2008     15.93         9.61       6,032.97
                                                           2009      9.61        12.67      11,185.84
                                                           2010     12.67        15.75      15,380.10
                                                           2011     15.75        15.35      25,669.97
                                                           2012     15.35        17.88      21,714.28
                                                           2013     17.88        24.69      22,986.91

Jennison Growth Investment Division (Class B)............. 2005      4.04         4.86      14,933.88
                                                           2006      4.86         4.90      18,457.21
                                                           2007      4.90         5.38      21,745.00
                                                           2008      5.38         3.36      21,634.45
                                                           2009      3.36         4.62      55,813.28
                                                           2010      4.62         5.07      92,878.43
                                                           2011      5.07         5.01     160,650.72
                                                           2012      5.01         5.70     287,794.25
                                                           2013      5.70         7.68     234,618.04

Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B)).............................................. 2004      4.20         4.39       2,823.50
                                                           2005      4.39         4.00       2,901.14

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005).......................... 2005      7.91         8.58       1,109.96
                                                           2006      8.58         9.10      11,661.01
                                                           2007      9.10        10.24      17,741.03
                                                           2008     10.24         5.45      51,306.85
                                                           2009      5.45         7.72      70,848.08
                                                           2010      7.72         8.32      96,620.37
                                                           2011      8.32         8.09      95,345.31
                                                           2012      8.09         9.09           0.00


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012    $ 1.01       $ 1.04      992,280.82
                                                            2013      1.04         1.14    3,152,528.62

Loomis Sayles Global Markets Investment Division
  (Class B) (4/29/2013).................................... 2013     15.24        16.74      116,284.15

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.98       22,497.30
                                                            2009      7.98        10.04       54,635.25
                                                            2010     10.04        11.07       91,514.04
                                                            2011     11.07        11.13      121,733.09
                                                            2012     11.13        12.34      111,211.70
                                                            2013     12.34        12.87            0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2004     23.18        26.25        1,486.70
                                                            2005     26.25        27.59        5,538.88
                                                            2006     27.59        31.63       15,151.07
                                                            2007     31.63        34.78       24,118.81
                                                            2008     34.78        21.91       26,557.99
                                                            2009     21.91        28.04       22,246.65
                                                            2010     28.04        35.14       17,756.68
                                                            2011     35.14        34.74       19,998.60
                                                            2012     34.74        39.10       20,078.39
                                                            2013     39.10        54.19       15,215.04

Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2004      8.78         9.71        5,973.74
                                                            2005      9.71         9.99        8,500.33
                                                            2006      9.99        10.80       16,024.40
                                                            2007     10.80        11.10       19,772.47
                                                            2008     11.10         6.41       28,758.13
                                                            2009      6.41         8.19       32,949.80
                                                            2010      8.19        10.60       26,426.46
                                                            2011     10.60        10.73       28,604.87
                                                            2012     10.73        11.73       23,480.98
                                                            2013     11.73        17.14       26,514.92

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2004     15.82        16.85        8,869.63
                                                            2005     16.85        16.84       38,509.50
                                                            2006     16.84        18.11       82,258.11
                                                            2007     18.11        19.01      113,548.58
                                                            2008     19.01        15.24       91,664.15
                                                            2009     15.24        20.54      116,459.70
                                                            2010     20.54        22.85      117,123.25
                                                            2011     22.85        23.52      120,620.48
                                                            2012     23.52        26.17      109,217.65
                                                            2013     26.17        27.83      117,133.99


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


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Met/Artisan Mid Cap Value Investment Division
  (Class B)............................................... 2004    $29.79       $32.30        7,707.84
                                                           2005     32.30        34.91       24,317.59
                                                           2006     34.91        38.58       39,127.30
                                                           2007     38.58        35.31       34,123.62
                                                           2008     35.31        18.74       24,441.89
                                                           2009     18.74        26.06       23,988.33
                                                           2010     26.06        29.47       23,916.21
                                                           2011     29.47        30.91       25,481.23
                                                           2012     30.91        33.98       21,192.87
                                                           2013     33.98        45.69       21,095.67

Met/Franklin Low Duration Total Return Investment
  Division (Class B) (5/2/2011)........................... 2011      9.98         9.76       11,656.92
                                                           2012      9.76        10.03       12,945.04
                                                           2013     10.03        10.00       45,540.79

MetLife Aggressive Strategy Investment Division
  (Class B)............................................... 2011     12.08        10.34       60,419.27
                                                           2012     10.34        11.89       82,883.83
                                                           2013     11.89        15.17       50,617.33

MetLife Aggressive Strategy Investment Division (Class B)
  (formerly MetLife Aggressive Allocation Investment
  Division (Class B))..................................... 2005      9.99        11.14       15,856.40
                                                           2006     11.14        12.69       44,186.36
                                                           2007     12.69        12.91       79,266.94
                                                           2008     12.91         7.57       78,656.94
                                                           2009      7.57         9.81       94,729.28
                                                           2010      9.81        11.18       86,458.38
                                                           2011     11.18        12.12            0.00

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012)............................................. 2012      9.99        10.44    1,059,337.87
                                                           2013     10.44        11.77    1,820,476.44

MetLife Conservative Allocation Investment Division
  (Class B) (5/1/2005).................................... 2005      9.99        10.29       20,259.36
                                                           2006     10.29        10.83       54,698.83
                                                           2007     10.83        11.27      194,717.78
                                                           2008     11.27         9.50      332,064.42
                                                           2009      9.50        11.28      461,630.43
                                                           2010     11.28        12.23      727,430.70
                                                           2011     12.23        12.44      845,359.90
                                                           2012     12.44        13.38      939,109.22
                                                           2013     13.38        13.75      896,024.37

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Investment
  Division (Class B) (5/1/2005)........................... 2005    $ 9.99       $10.51       52,342.64
                                                           2006     10.51        11.33      168,635.18
                                                           2007     11.33        11.69      395,220.51
                                                           2008     11.69         9.03      732,472.34
                                                           2009      9.03        11.00    1,008,766.42
                                                           2010     11.00        12.09    1,617,163.08
                                                           2011     12.09        12.03    1,931,443.06
                                                           2012     12.03        13.21    1,871,784.00
                                                           2013     13.21        14.44    1,679,896.64

MetLife Growth Strategy Investment Division (Class B)
  (4/29/2013)............................................. 2013     11.57        13.18      146,649.19

MetLife Growth Strategy Investment Division (Class B)
  (formerly Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (4/28/2008).............. 2008      9.99         7.02       28,465.63
                                                           2009      7.02         8.90       54,162.32
                                                           2010      8.90         9.64       57,135.74
                                                           2011      9.64         9.33       85,034.50
                                                           2012      9.33        10.68       80,555.94
                                                           2013     10.68        11.49            0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................... 2004     11.60        12.99       14,530.92
                                                           2005     12.99        14.33       35,277.12
                                                           2006     14.33        15.51       57,561.77
                                                           2007     15.51        16.43       71,762.73
                                                           2008     16.43        10.29      109,704.46
                                                           2009     10.29        13.87       90,479.49
                                                           2010     13.87        17.22      102,090.89
                                                           2011     17.22        16.59      134,954.72
                                                           2012     16.59        19.17      140,104.32
                                                           2013     19.17        25.09      127,547.25

MetLife Moderate Allocation Investment Division (Class B)
  (5/1/2005).............................................. 2005      9.99        10.74      110,034.54
                                                           2006     10.74        11.83      499,348.99
                                                           2007     11.83        12.16    1,167,489.54
                                                           2008     12.16         8.55    1,323,860.24
                                                           2009      8.55        10.65    1,957,415.14
                                                           2010     10.65        11.88    2,992,970.68
                                                           2011     11.88        11.54    3,408,700.83
                                                           2012     11.54        12.87    3,275,251.30
                                                           2013     12.87        14.97    3,066,135.41

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B) (5/1/2005)....................... 2005    $ 9.99       $10.96       65,033.37
                                                       2006     10.96        12.34      301,858.85
                                                       2007     12.34        12.62      817,285.72
                                                       2008     12.62         8.06      803,131.65
                                                       2009      8.06        10.26    1,184,921.46
                                                       2010     10.26        11.59      934,289.76
                                                       2011     11.59        10.99      834,393.41
                                                       2012     10.99        12.49      759,978.37
                                                       2013     12.49        15.29      769,651.75

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)............................... 2013      1.07         1.12    1,974,018.55

MetLife Stock Index Investment Division (Class B)..... 2004     33.44        36.21       38,878.99
                                                       2005     36.21        37.23       84,563.02
                                                       2006     37.23        42.25      116,766.00
                                                       2007     42.25        43.69      145,029.57
                                                       2008     43.69        27.00      167,564.75
                                                       2009     27.00        33.49      196,399.22
                                                       2010     33.49        37.77      226,540.25
                                                       2011     37.77        37.82      260,646.69
                                                       2012     37.82        43.00      248,834.96
                                                       2013     43.00        55.79      221,405.71

MFS(R) Research International Investment Division
  (Class B)........................................... 2004      9.71        11.14        2,483.65
                                                       2005     11.14        12.78       14,559.35
                                                       2006     12.78        15.94       68,131.53
                                                       2007     15.94        17.78       69,885.02
                                                       2008     17.78        10.09      101,977.71
                                                       2009     10.09        13.09      115,423.49
                                                       2010     13.09        14.36      126,238.04
                                                       2011     14.36        12.63      108,824.82
                                                       2012     12.63        14.52       86,420.65
                                                       2013     14.52        17.06       68,713.25

MFS(R) Total Return Investment Division (Class B)..... 2004     36.14        39.27        3,841.22
                                                       2005     39.27        39.79       19,800.66
                                                       2006     39.79        43.88       18,561.86
                                                       2007     43.88        45.00       26,133.41
                                                       2008     45.00        34.42       19,043.01
                                                       2009     34.42        40.12       17,976.77
                                                       2010     40.12        43.39       18,152.54
                                                       2011     43.39        43.67       20,510.69
                                                       2012     43.67        47.88       22,811.63
                                                       2013     47.88        55.99       20,666.18

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B).................. 2004    $12.06       $13.01      32,051.72
                                                             2005     13.01        12.60     145,094.99
                                                             2006     12.60        14.63     171,514.26
                                                             2007     14.63        13.83     129,145.21
                                                             2008     13.83         9.03      75,249.03
                                                             2009      9.03        10.73      76,037.09
                                                             2010     10.73        11.75      93,270.71
                                                             2011     11.75        11.65     127,058.25
                                                             2012     11.65        13.35     116,843.82
                                                             2013     13.35        17.81     196,784.60

MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B))................................................ 2004     22.76        25.65       3,147.34
                                                             2005     25.65        27.91      12,286.58
                                                             2006     27.91        30.70      20,249.35
                                                             2007     30.70        31.43      22,588.52
                                                             2008     31.43        18.85      21,280.45
                                                             2009     18.85        22.56      19,101.15
                                                             2010     22.56        25.40      17,847.27
                                                             2011     25.40        23.43      14,535.33
                                                             2012     23.43        26.65      13,696.93
                                                             2013     26.65        29.33           0.00

MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008).................................... 2008      9.99         6.59      28,307.85
                                                             2009      6.59         8.11      37,613.21
                                                             2010      8.11         8.87      85,964.55
                                                             2011      8.87         8.69     124,705.18
                                                             2012      8.69         9.75     125,825.90
                                                             2013      9.75        10.68           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................. 2010     12.70        14.74      44,390.95
                                                             2011     14.74        13.52      65,707.22
                                                             2012     13.52        14.55      62,094.56
                                                             2013     14.55        19.93      53,138.19

Morgan Stanley Mid Cap Growth Investment Division (Class B)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))................................................ 2004     14.55        16.36       5,537.49
                                                             2005     16.36        17.20      16,619.16
                                                             2006     17.20        18.90      25,812.90
                                                             2007     18.90        20.13      33,746.41
                                                             2008     20.13         8.83      34,423.59
                                                             2009      8.83        11.62      46,895.75
                                                             2010     11.62        12.57           0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MSCI EAFE(R) Index Investment Division (Class B)........ 2004    $ 9.51       $11.05      35,817.84
                                                         2005     11.05        12.29      70,820.80
                                                         2006     12.29        15.19     105,898.99
                                                         2007     15.19        16.54     139,248.50
                                                         2008     16.54         9.42     174,743.98
                                                         2009      9.42        11.90     167,547.33
                                                         2010     11.90        12.65     190,517.88
                                                         2011     12.65        10.89     235,444.24
                                                         2012     10.89        12.66     226,570.43
                                                         2013     12.66        15.15     207,490.64

Neuberger Berman Genesis Investment Division (Class B).. 2004     16.04        18.04      23,890.52
                                                         2005     18.04        18.47      71,096.64
                                                         2006     18.47        21.18      62,812.31
                                                         2007     21.18        20.10      67,280.87
                                                         2008     20.10        12.16      76,475.72
                                                         2009     12.16        13.52      57,729.14
                                                         2010     13.52        16.16      46,276.56
                                                         2011     16.16        16.80      41,317.92
                                                         2012     16.80        18.16      37,860.75
                                                         2013     18.16        24.72      46,149.74

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B)).. 2004     12.53        13.52       3,170.67
                                                         2005     13.52        14.39       5,764.34
                                                         2006     14.39        16.26      10,443.33
                                                         2007     16.26        15.58      19,091.61
                                                         2008     15.58         9.47      12,186.84
                                                         2009      9.47        12.76      17,404.76
                                                         2010     12.76        15.44      18,152.79
                                                         2011     15.44        14.41      21,863.71
                                                         2012     14.41        14.94      20,670.83
                                                         2013     14.94        16.20           0.00

Oppenheimer Global Equity Investment Division (Class B). 2004     12.66        14.59       4,876.59
                                                         2005     14.59        16.67      16,102.42
                                                         2006     16.67        19.11      24,727.56
                                                         2007     19.11        20.00      40,301.45
                                                         2008     20.00        11.71      44,205.40
                                                         2009     11.71        16.13      48,675.18
                                                         2010     16.13        18.42      54,507.76
                                                         2011     18.42        16.62      81,434.96
                                                         2012     16.62        19.84      81,886.06
                                                         2013     19.84        24.85      99,560.62

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................... 2008    $ 9.99       $ 6.56        5,656.27
                                                            2009      6.56         8.57       12,715.04
                                                            2010      8.57         9.09       19,792.92
                                                            2011      9.09         8.34       62,533.62
                                                            2012      8.34        10.04       62,228.00
                                                            2013     10.04        10.67            0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)..................................... 2006     10.96        11.06       13,284.03
                                                            2007     11.06        12.07       48,146.04
                                                            2008     12.07        11.07      230,752.72
                                                            2009     11.07        12.87      310,322.51
                                                            2010     12.87        13.67      431,442.49
                                                            2011     13.67        14.96      572,264.49
                                                            2012     14.96        16.09      621,060.60
                                                            2013     16.09        14.38      533,132.64

PIMCO Total Return Investment Division (Class B)........... 2004     11.62        12.04       60,186.41
                                                            2005     12.04        12.13      164,114.54
                                                            2006     12.13        12.49      186,335.52
                                                            2007     12.49        13.23      207,441.47
                                                            2008     13.23        13.09      191,272.06
                                                            2009     13.09        15.22      315,771.61
                                                            2010     15.22        16.22      521,378.79
                                                            2011     16.22        16.48      607,907.44
                                                            2012     16.48        17.74      701,335.88
                                                            2013     17.74        17.14      683,091.33

Pyramis(R) Government Income Investment Division
  (Class B) (4/30/2012).................................... 2012     10.76        10.92      653,967.97
                                                            2013     10.92        10.27      600,141.41

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.74       48,987.52

Russell 2000(R) Index Investment Division (Class B)........ 2004     13.39        15.32       10,365.69
                                                            2005     15.32        15.75       26,872.17
                                                            2006     15.75        18.24       45,549.73
                                                            2007     18.24        17.66       56,624.33
                                                            2008     17.66        11.54       53,606.05
                                                            2009     11.54        14.28       50,731.24
                                                            2010     14.28        17.81       60,553.92
                                                            2011     17.81        16.79       81,213.05
                                                            2012     16.79        19.20       79,165.33
                                                            2013     19.20        26.14       58,088.96

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06      573,694.08
                                                            2013      1.06         1.15    2,207,019.88

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
SSgA Growth ETF Investment Division (Class B)
  (5/1/2006)................................................. 2006    $10.69       $11.40       27,555.86
                                                              2007     11.40        11.86       11,428.25
                                                              2008     11.86         7.83       12,363.97
                                                              2009      7.83         9.96       38,455.84
                                                              2010      9.96        11.20       71,334.57
                                                              2011     11.20        10.80       93,111.19
                                                              2012     10.80        12.23       66,820.74
                                                              2013     12.23        14.23       97,485.51

SSgA Growth and Income ETF Investment Division
  (Class B) (5/1/2006)....................................... 2006     10.50        11.14       22,575.33
                                                              2007     11.14        11.57        1,657.68
                                                              2008     11.57         8.54        5,133.32
                                                              2009      8.54        10.51      162,425.67
                                                              2010     10.51        11.62      618,533.25
                                                              2011     11.62        11.57      989,652.61
                                                              2012     11.57        12.86    1,013,144.06
                                                              2013     12.86        14.30      970,614.76

T. Rowe Price Large Cap Growth Investment Division
  (Class B).................................................. 2004     11.10        12.02       12,504.37
                                                              2005     12.02        12.59       26,904.11
                                                              2006     12.59        14.00       35,578.28
                                                              2007     14.00        15.06       59,614.94
                                                              2008     15.06         8.60       69,218.90
                                                              2009      8.60        12.12       71,086.60
                                                              2010     12.12        13.94       67,233.88
                                                              2011     13.94        13.55       86,170.35
                                                              2012     13.55        15.84       82,993.60
                                                              2013     15.84        21.66      155,553.58

T. Rowe Price Large Cap Growth Investment Division (Class B)
  (formerly RCM Technology Investment Division
  (Class B))................................................. 2004      4.15         4.32        6,953.90
                                                              2005      4.32         4.72       30,683.81
                                                              2006      4.72         4.90       26,551.62
                                                              2007      4.90         6.35      110,856.01
                                                              2008      6.35         3.47      150,885.29
                                                              2009      3.47         5.44      203,692.85
                                                              2010      5.44         6.85      259,376.02
                                                              2011      6.85         6.08      269,936.66
                                                              2012      6.08         6.71      227,163.66
                                                              2013      6.71         7.02            0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2004    $ 6.25       $ 7.08       9,681.38
                                                       2005      7.08         8.00      27,613.87
                                                       2006      8.00         8.37      73,879.63
                                                       2007      8.37         9.70     131,104.09
                                                       2008      9.70         5.75     137,409.38
                                                       2009      5.75         8.25     165,004.06
                                                       2010      8.25        10.37     222,068.98
                                                       2011     10.37        10.05     231,521.01
                                                       2012     10.05        11.26     197,074.27
                                                       2013     11.26        15.15     195,953.98

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2004     12.29        13.09       3,764.64
                                                       2005     13.09        14.28       9,555.84
                                                       2006     14.28        14.58      23,238.89
                                                       2007     14.58        15.73      26,392.75
                                                       2008     15.73         9.87      23,113.55
                                                       2009      9.87        13.48      34,011.32
                                                       2010     13.48        17.88      46,718.30
                                                       2011     17.88        17.87      63,179.05
                                                       2012     17.87        20.40      68,059.25
                                                       2013     20.40        28.98      67,436.69

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2004     18.48        19.57      13,950.16
                                                       2005     19.57        19.78      76,972.68
                                                       2006     19.78        20.42     126,437.95
                                                       2007     20.42        20.86     165,927.32
                                                       2008     20.86        17.42     124,004.86
                                                       2009     17.42        22.64      87,947.95
                                                       2010     22.64        25.08      71,264.45
                                                       2011     25.08        26.15      56,515.95
                                                       2012     26.15        28.67      50,384.96
                                                       2013     28.67        28.47      44,857.10

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2004     15.27        15.62      26,011.02
                                                       2005     15.62        15.61      78,034.48
                                                       2006     15.61        15.98     118,737.56
                                                       2007     15.98        16.37     107,325.43
                                                       2008     16.37        16.04      85,709.84
                                                       2009     16.04        16.45      90,659.96
                                                       2010     16.45        17.09     106,820.76
                                                       2011     17.09        17.73     104,343.44
                                                       2012     17.73        17.99     103,995.91
                                                       2013     17.99        17.57     103,818.11

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
At 1.75 Separate Account Charge:

American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006   $ 14.36      $ 15.04      27,290.50
                                                       2007     15.04        15.27     115,031.70
                                                       2008     15.27        13.60      82,599.38
                                                       2009     13.60        15.05      98,637.75
                                                       2010     15.05        15.74      98,794.03
                                                       2011     15.74        16.41      83,446.59
                                                       2012     16.41        16.99      78,576.10
                                                       2013     16.99        16.34      74,669.38

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2004     16.05        19.06      11,997.08
                                                       2005     19.06        23.48      31,614.64
                                                       2006     23.48        28.63      68,262.25
                                                       2007     28.63        34.16     115,956.39
                                                       2008     34.16        15.60     133,303.40
                                                       2009     15.60        24.72     138,303.97
                                                       2010     24.72        29.74     151,859.31
                                                       2011     29.74        23.63     151,964.78
                                                       2012     23.63        27.44     121,669.04
                                                       2013     27.44        34.59     101,297.65

American Funds Growth Investment Division (Class 2)... 2004    107.63       118.98       7,893.55
                                                       2005    118.98       135.85      22,647.91
                                                       2006    135.85       147.14      39,329.74
                                                       2007    147.14       162.43      48,154.21
                                                       2008    162.43        89.42      57,498.77
                                                       2009     89.42       122.50      57,219.76
                                                       2010    122.50       142.87      48,358.26
                                                       2011    142.87       134.39      42,901.79
                                                       2012    134.39       155.67      38,267.17
                                                       2013    155.67       199.02      34,893.25

American Funds Growth-Income Investment Division
  (Class 2)........................................... 2004     83.76        90.85       7,525.57
                                                       2005     90.85        94.48      18,899.21
                                                       2006     94.48       106.96      30,350.55
                                                       2007    106.96       110.40      43,158.87
                                                       2008    110.40        67.42      42,230.34
                                                       2009     67.42        86.94      47,078.21
                                                       2010     86.94        95.20      52,132.28
                                                       2011     95.20        91.84      53,940.17
                                                       2012     91.84       106.01      51,013.23
                                                       2013    106.01       139.08      47,164.14

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.60 SEPARATE ACCOUNT CHARGE


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012).......................... 2012    $10.19       $10.53      53,306.17
                                                           2013     10.53        11.52      82,608.78

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         7.00     753,092.01
                                                           2009      7.00         8.91     786,134.75
                                                           2010      8.91         9.83     703,696.29
                                                           2011      9.83         9.47     625,136.28
                                                           2012      9.47        10.58     268,817.67
                                                           2013     10.58        12.34     252,817.46

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).............................................. 2006     14.36        15.04       3,602.47
                                                           2007     15.04        15.27      26,795.36
                                                           2008     15.27        13.60      23,110.57
                                                           2009     13.60        15.05      20,625.76
                                                           2010     15.05        15.74      16,284.48
                                                           2011     15.74        16.41      14,590.66
                                                           2012     16.41        16.99      10,535.95
                                                           2013     16.99        16.34       6,618.83

American Funds Global Small Capitalization Investment
  Division+ (Class 2)..................................... 2004     16.05        19.06     128,537.65
                                                           2005     19.06        23.48     142,590.73
                                                           2006     23.48        28.63     152,181.41
                                                           2007     28.63        34.16     150,471.52
                                                           2008     34.16        15.60     106,380.52
                                                           2009     15.60        24.72     102,365.71
                                                           2010     24.72        29.74      98,037.32
                                                           2011     29.74        23.63      79,838.23
                                                           2012     23.63        27.44      66,448.07
                                                           2013     27.44        34.59      60,910.44

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.35     408,432.40
                                                           2009      6.35         8.37     646,986.36
                                                           2010      8.37         9.35     534,697.90
                                                           2011      9.35         8.77     458,398.08
                                                           2012      8.77        10.02     361,370.63
                                                           2013     10.02        12.34     408,519.16

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth Investment Division+ (Class 2)...... 2004   $107.58      $118.92      64,053.28
                                                           2005    118.92       135.79      63,053.30
                                                           2006    135.79       147.07      56,753.68
                                                           2007    147.07       162.35      49,908.02
                                                           2008    162.35        89.38      40,843.02
                                                           2009     89.38       122.44      39,070.82
                                                           2010    122.44       142.80      35,700.21
                                                           2011    142.80       134.32      30,814.42
                                                           2012    134.32       155.60      28,778.12
                                                           2013    155.60       198.92      26,583.58

American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2004     83.72        90.80      74,849.64
                                                           2005     90.80        94.43      74,211.75
                                                           2006     94.43       106.91      69,152.27
                                                           2007    106.91       110.34      62,927.94
                                                           2008    110.34        67.38      41,806.81
                                                           2009     67.38        86.90      39,074.67
                                                           2010     86.90        95.15      39,429.27
                                                           2011     95.15        91.79      38,494.49
                                                           2012     91.79       105.96      34,123.78
                                                           2013    105.96       139.01      30,478.06

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.67     162,969.89
                                                           2009      7.67         9.32     326,442.68
                                                           2010      9.32        10.08     355,063.16
                                                           2011     10.08         9.94     344,030.86
                                                           2012      9.94        10.84     370,572.54
                                                           2013     10.84        12.11     323,712.52

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.13        11.52     162,046.77
                                                           2013     11.52        10.95     112,691.46

Baillie Gifford International Stock Investment Division
  (Class B)............................................... 2004     11.51        13.13      22,878.39
                                                           2005     13.13        15.20      68,105.57
                                                           2006     15.20        17.39     110,048.90
                                                           2007     17.39        18.83     140,734.04
                                                           2008     18.83        10.33     151,926.99
                                                           2009     10.33        12.39     128,081.49
                                                           2010     12.39        13.03     116,164.73
                                                           2011     13.03        10.24     114,154.96
                                                           2012     10.24        12.03     110,480.30
                                                           2013     12.03        13.64     225,321.64

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Barclays Aggregate Bond Index Investment
  Division (Class B)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class B))............................. 2004    $12.27       $12.61      334,407.74
                                                              2005     12.61        12.64    1,057,217.01
                                                              2006     12.64        12.92    1,509,924.45
                                                              2007     12.92        13.56    1,683,746.74
                                                              2008     13.56        14.10    1,231,419.73
                                                              2009     14.10        14.56    1,131,419.14
                                                              2010     14.56        15.15    1,027,674.17
                                                              2011     15.15        15.99      960,627.22
                                                              2012     15.99        16.31      992,619.62
                                                              2013     16.31        15.64    1,001,308.35

BlackRock Bond Income Investment Division (Class B).......... 2004     41.54        42.98       28,685.98
                                                              2005     42.98        43.21      115,911.30
                                                              2006     43.21        44.28      132,658.95
                                                              2007     44.28        46.20      152,713.37
                                                              2008     46.20        43.80      121,533.78
                                                              2009     43.80        47.06      112,612.24
                                                              2010     47.06        50.05      101,435.04
                                                              2011     50.05        52.37       90,560.85
                                                              2012     52.37        55.28       88,815.05
                                                              2013     55.28        53.86       80,782.88

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B))........................................ 2004     22.75        24.90       10,780.74
                                                              2005     24.90        26.16       17,048.36
                                                              2006     26.16        26.75       34,554.54
                                                              2007     26.75        31.17       81,821.28
                                                              2008     31.17        19.42       93,148.81
                                                              2009     19.42        26.09       70,150.09
                                                              2010     26.09        30.67       65,649.31
                                                              2011     30.67        27.42       65,183.77
                                                              2012     27.42        30.78       60,974.58
                                                              2013     30.78        40.57       58,392.36

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B) and before that FI Large Cap Investment
  Division (Class B)) (5/1/2006)............................. 2006     16.76        16.93        2,350.63
                                                              2007     16.93        17.28        2,857.92
                                                              2008     17.28         9.36        4,291.66
                                                              2009      9.36         9.74            0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class B)...... 2004    $34.09       $36.73      15,453.64
                                                          2005     36.73        37.17      31,003.98
                                                          2006     37.17        40.33      54,612.97
                                                          2007     40.33        41.91      70,784.11
                                                          2008     41.91        30.95      67,594.06
                                                          2009     30.95        35.64      65,596.84
                                                          2010     35.64        38.34      55,912.17
                                                          2011     38.34        39.08      51,332.97
                                                          2012     39.08        43.12      53,287.66
                                                          2013     43.12        51.04      48,654.96

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012).................................. 2012      9.95        10.26      93,570.55
                                                          2013     10.26        11.14     106,319.13

BlackRock Large Cap Core Investment Division*
  (Class B).............................................. 2007     74.46        75.00      27,459.54
                                                          2008     75.00        46.27      27,554.00
                                                          2009     46.27        54.27      26,321.88
                                                          2010     54.27        60.06      21,082.81
                                                          2011     60.06        59.26      20,092.73
                                                          2012     59.26        66.14      19,538.65
                                                          2013     66.14        87.41      18,514.71

BlackRock Large Cap Core Investment Division (Class B)
  (formerly BlackRock Large Cap Investment Division
  (Class B))............................................. 2004     57.07        62.89       4,157.45
                                                          2005     62.89        63.95      11,867.31
                                                          2006     63.95        71.64      17,905.19
                                                          2007     71.64        75.09           0.00

BlackRock Large Cap Value Investment Division (Class B).. 2004     10.64        11.73      72,889.51
                                                          2005     11.73        12.18     129,930.61
                                                          2006     12.18        14.28     277,371.16
                                                          2007     14.28        14.50     358,059.25
                                                          2008     14.50         9.25     334,167.45
                                                          2009      9.25        10.12     300,993.37
                                                          2010     10.12        10.84     267,248.46
                                                          2011     10.84        10.89     255,339.11
                                                          2012     10.89        12.21     238,135.77
                                                          2013     12.21        15.84     239,108.96

BlackRock Money Market Investment Division (Class B)..... 2004     21.07        20.97           0.00
                                                          2005     20.97        21.18           0.00
                                                          2006     21.18        21.80           0.00
                                                          2007     21.80        22.48           0.00
                                                          2008     22.48        22.70       3,914.49
                                                          2009     22.70        22.40          57.00
                                                          2010     22.40        22.04          57.50
                                                          2011     22.04        21.69          44.53
                                                          2012     21.69        21.35       1,121.69
                                                          2013     21.35        21.01           0.00

                                                                     BEGINNING OF               NUMBER OF
                                                                         YEAR     END OF YEAR  ACCUMULATION
                                                                     ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                             ---- ------------ ------------ ------------
Clarion Global Real Estate Investment Division (Class B)....... 2004   $  9.99      $ 12.81     143,462.81
                                                                2005     12.81        14.28     424,019.39
                                                                2006     14.28        19.34     666,439.10
                                                                2007     19.34        16.18     575,314.01
                                                                2008     16.18         9.28     519,452.59
                                                                2009      9.28        12.31     443,682.94
                                                                2010     12.31        14.07     407,965.93
                                                                2011     14.07        13.07     379,396.52
                                                                2012     13.07        16.21     351,309.43
                                                                2013     16.21        16.52     337,121.33

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B))............................... 2004      6.56         7.12       2,214.52
                                                                2005      7.12         7.96      32,539.17
                                                                2006      7.96         7.70      49,547.29
                                                                2007      7.70         7.74      42,082.05
                                                                2008      7.74         4.64      33,750.54
                                                                2009      4.64         6.08      30,389.06
                                                                2010      6.08         7.40      30,540.39
                                                                2011      7.40         7.52      80,192.49
                                                                2012      7.52         8.77      83,579.26
                                                                2013      8.77        12.57      95,987.86

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B)).................. 2006      9.22         9.87      22,557.32
                                                                2007      9.87         9.14      40,093.92
                                                                2008      9.14         4.08      49,200.25
                                                                2009      4.08         5.54      45,469.79
                                                                2010      5.54         5.85      49,666.93
                                                                2011      5.85         6.22           0.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason Clearbridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B) and before that
  MFS(R) Investors Trust Investment Division (Class B))........ 2004      7.61         8.42       1,275.31
                                                                2005      8.42         8.86       8,313.82
                                                                2006      8.86         9.26       8,924.96

ClearBridge Aggressive Growth II Investment Division (Class B)
  (formerly Janus Forty Investment Division (Class B))
  (4/30/2007).................................................. 2007    138.68       169.90      11,589.91
                                                                2008    169.90        96.98      34,978.31
                                                                2009     96.98       136.34      35,021.62
                                                                2010    136.34       146.78      30,601.26
                                                                2011    146.78       133.56      26,458.06
                                                                2012    133.56       161.02      24,262.05
                                                                2013    161.02       204.08      21,801.49

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)..... 2004    $28.03       $30.13       44,855.88
                                                       2005     30.13        32.61      170,894.10
                                                       2006     32.61        36.69      272,806.88
                                                       2007     36.69        37.68      318,122.75
                                                       2008     37.68        22.42      301,314.15
                                                       2009     22.42        29.05      266,539.91
                                                       2010     29.05        31.94      252,732.07
                                                       2011     31.94        30.09      232,569.13
                                                       2012     30.09        33.35      215,824.92
                                                       2013     33.35        43.77      184,667.89

Frontier Mid Cap Growth Investment Division (Class B)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class B))................................. 2004     32.50        35.99        6,125.69
                                                       2005     35.99        39.11       12,498.66
                                                       2006     39.11        40.99       27,200.77
                                                       2007     40.99        48.49       46,260.80
                                                       2008     48.49        25.84       47,455.28
                                                       2009     25.84        37.91       48,000.25
                                                       2010     37.91        42.91       44,403.72
                                                       2011     42.91        40.86       34,230.45
                                                       2012     40.86        44.51       30,165.84
                                                       2013     44.51        58.01       26,795.44

Harris Oakmark International Investment Division
  (Class B)........................................... 2004     11.97        13.87       40,003.30
                                                       2005     13.87        15.60      283,467.88
                                                       2006     15.60        19.78      463,970.38
                                                       2007     19.78        19.25      541,008.28
                                                       2008     19.25        11.20      361,181.38
                                                       2009     11.20        17.09      455,142.82
                                                       2010     17.09        19.58      437,333.42
                                                       2011     19.58        16.52      428,563.44
                                                       2012     16.52        21.01      413,396.27
                                                       2013     21.01        26.99      404,858.25

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)............................... 2012      1.01         1.04      743,438.84
                                                       2013      1.04         1.04    1,225,191.24

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B))................................. 2012     24.65        25.30      228,120.83
                                                       2013     25.30        32.45      203,212.00


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
                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2004    $18.35       $21.38      65,404.67
                                                           2005     21.38        23.55     264,533.71
                                                           2006     23.55        25.78     358,701.49
                                                           2007     25.78        26.18     407,834.48
                                                           2008     26.18        13.53     341,977.21
                                                           2009     13.53        19.67     278,249.72
                                                           2010     19.67        24.40     250,524.15
                                                           2011     24.40        22.41     238,737.31
                                                           2012     22.41        24.77           0.00

Invesco Small Cap Growth Investment Division (Class B).... 2004     11.30        12.09       4,211.35
                                                           2005     12.09        12.89      22,178.17
                                                           2006     12.89        14.48      33,138.58
                                                           2007     14.48        15.83      46,321.83
                                                           2008     15.83         9.54      58,875.23
                                                           2009      9.54        12.57      57,151.36
                                                           2010     12.57        15.61      48,806.51
                                                           2011     15.61        15.19      45,471.31
                                                           2012     15.19        17.68      70,471.03
                                                           2013     17.68        24.39      42,555.94

Jennison Growth Investment Division (Class B)............. 2005      4.02         4.83      13,165.94
                                                           2006      4.83         4.87      42,372.95
                                                           2007      4.87         5.34      51,264.06
                                                           2008      5.34         3.33      46,164.93
                                                           2009      3.33         4.58     246,056.69
                                                           2010      4.58         5.02     305,063.15
                                                           2011      5.02         4.95     262,756.56
                                                           2012      4.95         5.63     484,165.29
                                                           2013      5.63         7.57     391,814.88

Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B)).............................................. 2004      4.19         4.37       3,071.60
                                                           2005      4.37         3.98       4,272.14

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005).......................... 2005      7.88         8.54      13,129.16
                                                           2006      8.54         9.05      40,015.91
                                                           2007      9.05        10.17      79,747.56
                                                           2008     10.17         5.41     112,799.60
                                                           2009      5.41         7.65     169,418.84
                                                           2010      7.65         8.24     129,464.56
                                                           2011      8.24         8.00     115,159.09
                                                           2012      8.00         8.99           0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04     141,760.02
                                                           2013      1.04         1.14     465,208.71


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Loomis Sayles Global Markets Investment Division (Class B)
  (4/29/2013).............................................. 2013    $15.14       $16.61      57,871.35

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.97      23,738.90
                                                            2009      7.97        10.03      32,570.27
                                                            2010     10.03        11.04      42,385.77
                                                            2011     11.04        11.09      64,419.92
                                                            2012     11.09        12.28      74,275.04
                                                            2013     12.28        12.81           0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2004     22.95        25.97       7,873.17
                                                            2005     25.97        27.27      28,495.45
                                                            2006     27.27        31.23      54,344.96
                                                            2007     31.23        34.31      74,909.50
                                                            2008     34.31        21.59      73,443.09
                                                            2009     21.59        27.60      68,406.25
                                                            2010     27.60        34.56      58,446.70
                                                            2011     34.56        34.13      55,181.47
                                                            2012     34.13        38.38      52,532.59
                                                            2013     38.38        53.13      50,028.12

Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2004      8.75         9.68      11,076.07
                                                            2005      9.68         9.94      35,691.52
                                                            2006      9.94        10.74      63,089.12
                                                            2007     10.74        11.02      55,752.90
                                                            2008     11.02         6.36      53,582.75
                                                            2009      6.36         8.12      50,996.32
                                                            2010      8.12        10.50      49,435.59
                                                            2011     10.50        10.62      47,321.36
                                                            2012     10.62        11.59      45,922.49
                                                            2013     11.59        16.93      53,886.21

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2004     15.69        16.70      41,437.91
                                                            2005     16.70        16.68     131,610.71
                                                            2006     16.68        17.92     208,982.46
                                                            2007     17.92        18.79     261,726.72
                                                            2008     18.79        15.05     238,895.76
                                                            2009     15.05        20.26     238,699.81
                                                            2010     20.26        22.52     212,166.77
                                                            2011     22.52        23.15     185,375.17
                                                            2012     23.15        25.73     174,088.59
                                                            2013     25.73        27.35     161,214.69

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Artisan Mid Cap Value Investment Division (Class B).... 2004    $29.46       $31.93      48,425.47
                                                            2005     31.93        34.47     114,332.89
                                                            2006     34.47        38.06     131,110.14
                                                            2007     38.06        34.80     132,411.56
                                                            2008     34.80        18.44     114,642.03
                                                            2009     18.44        25.63     101,186.59
                                                            2010     25.63        28.95      82,993.60
                                                            2011     28.95        30.34      85,043.81
                                                            2012     30.34        33.31      72,002.19
                                                            2013     33.31        44.76      70,912.01

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)..................................... 2011      9.98         9.75           0.00
                                                            2012      9.75        10.02       3,976.94
                                                            2013     10.02         9.97      37,430.75

MetLife Aggressive Strategy Investment Division
  (Class B)................................................ 2011     12.01        10.27     201,197.36
                                                            2012     10.27        11.80     181,854.71
                                                            2013     11.80        15.04     193,173.59

MetLife Aggressive Strategy Investment Division (Class B)
  (formerly MetLife Aggressive Allocation Investment
  Division (Class B))...................................... 2005      9.99        11.13      29,348.44
                                                            2006     11.13        12.67      92,202.40
                                                            2007     12.67        12.88     152,406.40
                                                            2008     12.88         7.54     151,235.14
                                                            2009      7.54         9.76     150,755.43
                                                            2010      9.76        11.12     135,054.41
                                                            2011     11.12        12.05           0.00

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012).............................................. 2012      9.98        10.43      37,577.60
                                                            2013     10.43        11.73     134,912.15

MetLife Conservative Allocation Investment Division
  (Class B) (5/1/2005)..................................... 2005      9.99        10.28      34,049.10
                                                            2006     10.28        10.82     219,274.10
                                                            2007     10.82        11.24     542,410.67
                                                            2008     11.24         9.47     837,770.87
                                                            2009      9.47        11.23     722,615.32
                                                            2010     11.23        12.16     702,429.67
                                                            2011     12.16        12.36     693,399.32
                                                            2012     12.36        13.28     671,739.80
                                                            2013     13.28        13.63     619,284.17

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Investment
  Division (Class B) (5/1/2005)........................... 2005    $ 9.99       $10.50      167,681.07
                                                           2006     10.50        11.31      803,741.14
                                                           2007     11.31        11.66    1,798,990.05
                                                           2008     11.66         9.00    2,169,751.21
                                                           2009      9.00        10.95    2,002,953.50
                                                           2010     10.95        12.02    1,952,472.22
                                                           2011     12.02        11.95    1,881,823.46
                                                           2012     11.95        13.11    1,827,206.11
                                                           2013     13.11        14.31    1,742,279.70

MetLife Growth Strategy Investment Division (Class B)
  (4/29/2013)............................................. 2013     11.51        13.10       84,466.47

MetLife Growth Strategy Investment Division (Class B)
  (formerly Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (4/28/2008).............. 2008      9.99         7.02       62,019.61
                                                           2009      7.02         8.88       98,667.05
                                                           2010      8.88         9.62      101,912.71
                                                           2011      9.62         9.30      118,235.45
                                                           2012      9.30        10.63       81,887.81
                                                           2013     10.63        11.43            0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................... 2004     11.56        12.93       62,507.21
                                                           2005     12.93        14.26      164,022.42
                                                           2006     14.26        15.41      250,427.67
                                                           2007     15.41        16.30      335,857.52
                                                           2008     16.30        10.21      417,015.62
                                                           2009     10.21        13.74      286,771.59
                                                           2010     13.74        17.04      259,058.63
                                                           2011     17.04        16.40      248,258.06
                                                           2012     16.40        18.94      246,612.80
                                                           2013     18.94        24.75      226,602.35

MetLife Moderate Allocation Investment Division (Class B)
  (5/1/2005).............................................. 2005      9.99        10.73      384,317.09
                                                           2006     10.73        11.81    1,882,802.48
                                                           2007     11.81        12.13    3,987,132.98
                                                           2008     12.13         8.52    4,568,457.55
                                                           2009      8.52        10.60    4,334,438.20
                                                           2010     10.60        11.81    4,380,070.37
                                                           2011     11.81        11.46    4,212,109.36
                                                           2012     11.46        12.78    3,916,510.83
                                                           2013     12.78        14.84    3,849,805.21

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B) (5/1/2005)....................... 2005    $ 9.99       $10.95      299,456.61
                                                       2006     10.95        12.31    1,441,069.15
                                                       2007     12.31        12.58    3,442,051.17
                                                       2008     12.58         8.03    3,852,526.33
                                                       2009      8.03        10.21    3,616,688.31
                                                       2010     10.21        11.52    3,482,450.40
                                                       2011     11.52        10.91    3,234,319.70
                                                       2012     10.91        12.39    2,989,661.01
                                                       2013     12.39        15.16    2,776,014.48

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)............................... 2013      1.07         1.12      181,580.92

MetLife Stock Index Investment Division (Class B)..... 2004     32.97        35.68      156,814.22
                                                       2005     35.68        36.65      508,917.52
                                                       2006     36.65        41.55      657,793.69
                                                       2007     41.55        42.92      786,082.23
                                                       2008     42.92        26.50      817,168.30
                                                       2009     26.50        32.84      771,039.32
                                                       2010     32.84        37.00      687,939.94
                                                       2011     37.00        37.01      651,882.86
                                                       2012     37.01        42.04      635,176.46
                                                       2013     42.04        54.49      496,068.29

MFS(R) Research International Investment Division
  (Class B)........................................... 2004      9.68        11.10        9,587.47
                                                       2005     11.10        12.72       52,928.34
                                                       2006     12.72        15.84      142,466.77
                                                       2007     15.84        17.66      332,197.88
                                                       2008     17.66        10.02      297,195.00
                                                       2009     10.02        12.97      362,562.60
                                                       2010     12.97        14.22      334,005.30
                                                       2011     14.22        12.49      324,836.53
                                                       2012     12.49        14.35      318,273.89
                                                       2013     14.35        16.84      307,061.98

MFS(R) Total Return Investment Division (Class B)..... 2004     35.53        38.58        2,372.87
                                                       2005     38.58        39.05       24,860.40
                                                       2006     39.05        43.02       30,424.70
                                                       2007     43.02        44.08       41,943.27
                                                       2008     44.08        33.68       50,483.60
                                                       2009     33.68        39.22       39,770.66
                                                       2010     39.22        42.38       36,321.13
                                                       2011     42.38        42.61       38,843.68
                                                       2012     42.61        46.67       39,502.43
                                                       2013     46.67        54.52       32,797.29

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B).................. 2004    $12.00       $12.93     108,290.64
                                                             2005     12.93        12.51     300,285.56
                                                             2006     12.51        14.51     294,966.04
                                                             2007     14.51        13.71     345,129.39
                                                             2008     13.71         8.94     330,646.25
                                                             2009      8.94        10.61     297,687.36
                                                             2010     10.61        11.61     266,856.68
                                                             2011     11.61        11.50     241,492.65
                                                             2012     11.50        13.16     228,041.64
                                                             2013     13.16        17.54     423,903.26

MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B))................................................ 2004     22.51        25.35       6,139.92
                                                             2005     25.35        27.56      40,725.01
                                                             2006     27.56        30.28      82,477.81
                                                             2007     30.28        30.97      80,323.98
                                                             2008     30.97        18.56      72,214.81
                                                             2009     18.56        22.19      68,117.30
                                                             2010     22.19        24.96      63,451.92
                                                             2011     24.96        22.99      53,836.48
                                                             2012     22.99        26.13      51,851.95
                                                             2013     26.13        28.75           0.00

MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008).................................... 2008      9.99         6.59       7,220.50
                                                             2009      6.59         8.10      11,063.84
                                                             2010      8.10         8.85      25,422.53
                                                             2011      8.85         8.66      38,314.49
                                                             2012      8.66         9.71      36,445.54
                                                             2013      9.71        10.63           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................. 2010     12.53        14.54     161,360.08
                                                             2011     14.54        13.32     122,560.15
                                                             2012     13.32        14.32     123,278.06
                                                             2013     14.32        19.60     116,172.00

Morgan Stanley Mid Cap Growth Investment Division (Class B)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))................................................ 2004     14.44        16.24      13,577.22
                                                             2005     16.24        17.04      54,056.40
                                                             2006     17.04        18.71      83,604.41
                                                             2007     18.71        19.91     114,242.92
                                                             2008     19.91         8.73     128,226.38
                                                             2009      8.73        11.47     132,554.81
                                                             2010     11.47        12.41           0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MSCI EAFE(R) Index Investment Division (Class B)........ 2004    $ 9.45       $10.98     126,152.13
                                                         2005     10.98        12.21     339,025.45
                                                         2006     12.21        15.07     462,728.80
                                                         2007     15.07        16.39     668,772.94
                                                         2008     16.39         9.32     681,524.58
                                                         2009      9.32        11.77     545,497.99
                                                         2010     11.77        12.50     483,619.36
                                                         2011     12.50        10.74     493,952.54
                                                         2012     10.74        12.48     443,217.81
                                                         2013     12.48        14.93     381,437.50

Neuberger Berman Genesis Investment Division (Class B).. 2004     15.98        17.96      74,073.36
                                                         2005     17.96        18.37     223,532.64
                                                         2006     18.37        21.05     290,437.96
                                                         2007     21.05        19.95     310,676.51
                                                         2008     19.95        12.06     257,490.00
                                                         2009     12.06        13.39     233,103.41
                                                         2010     13.39        15.99     210,101.98
                                                         2011     15.99        16.61     197,376.09
                                                         2012     16.61        17.94     181,866.96
                                                         2013     17.94        24.39     188,037.50

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B)).. 2004     12.49        13.47       7,419.28
                                                         2005     13.47        14.33      15,908.90
                                                         2006     14.33        16.17      36,753.72
                                                         2007     16.17        15.48      58,469.53
                                                         2008     15.48         9.40      51,359.95
                                                         2009      9.40        12.65      47,405.73
                                                         2010     12.65        15.30      41,871.48
                                                         2011     15.30        14.26      35,294.31
                                                         2012     14.26        14.78      38,338.21
                                                         2013     14.78        16.01           0.00

Oppenheimer Global Equity Investment Division (Class B). 2004     12.57        14.48       9,526.43
                                                         2005     14.48        16.53      41,647.66
                                                         2006     16.53        18.92      80,340.10
                                                         2007     18.92        19.79      93,672.46
                                                         2008     19.79        11.57     133,559.11
                                                         2009     11.57        15.92      84,554.35
                                                         2010     15.92        18.17      81,079.77
                                                         2011     18.17        16.38      81,469.99
                                                         2012     16.38        19.53      71,670.87
                                                         2013     19.53        24.43      75,606.98

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................... 2008    $ 9.99       $ 6.56           0.00
                                                            2009      6.56         8.56       4,382.90
                                                            2010      8.56         9.07       6,793.08
                                                            2011      9.07         8.31      14,055.43
                                                            2012      8.31         9.99      11,703.09
                                                            2013      9.99        10.62           0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)..................................... 2006     10.92        11.02      46,025.77
                                                            2007     11.02        12.01     108,646.03
                                                            2008     12.01        11.01     385,644.35
                                                            2009     11.01        12.79     385,291.98
                                                            2010     12.79        13.56     370,335.04
                                                            2011     13.56        14.83     375,395.10
                                                            2012     14.83        15.93     398,156.01
                                                            2013     15.93        14.22     299,025.81

PIMCO Total Return Investment Division (Class B)........... 2004     11.59        11.99     175,654.13
                                                            2005     11.99        12.07     553,686.34
                                                            2006     12.07        12.41     649,425.03
                                                            2007     12.41        13.14     695,493.02
                                                            2008     13.14        12.98     630,863.83
                                                            2009     12.98        15.08     666,003.60
                                                            2010     15.08        16.06     745,481.48
                                                            2011     16.06        16.30     578,370.15
                                                            2012     16.30        17.53     596,834.07
                                                            2013     17.53        16.92     498,548.19

Pyramis(R) Government Income Investment Division (Class B)
  (4/30/2012).............................................. 2012     10.75        10.90      17,925.76
                                                            2013     10.90        10.24      17,427.65

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.73       9,948.99

Russell 2000(R) Index Investment Division (Class B)........ 2004     13.32        15.23      43,993.41
                                                            2005     15.23        15.63     125,097.16
                                                            2006     15.63        18.09     195,532.47
                                                            2007     18.09        17.50     215,892.55
                                                            2008     17.50        11.42     255,521.17
                                                            2009     11.42        14.12     186,998.51
                                                            2010     14.12        17.60     159,173.37
                                                            2011     17.60        16.57     150,708.05
                                                            2012     16.57        18.93     143,094.71
                                                            2013     18.93        25.74     132,417.34

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06     139,584.42
                                                            2013      1.06         1.15     428,329.28

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
SSgA Growth ETF Investment Division (Class B)
  (5/1/2006)................................................. 2006    $10.69       $11.38       2,415.26
                                                              2007     11.38        11.83      31,370.29
                                                              2008     11.83         7.80      28,383.39
                                                              2009      7.80         9.91      84,815.92
                                                              2010      9.91        11.14     106,307.75
                                                              2011     11.14        10.73     145,727.00
                                                              2012     10.73        12.14     141,766.85
                                                              2013     12.14        14.11      99,290.55

SSgA Growth and Income ETF Investment Division (Class B)
  (5/1/2006)................................................. 2006     10.50        11.13       7,199.49
                                                              2007     11.13        11.54      18,132.34
                                                              2008     11.54         8.51      15,571.41
                                                              2009      8.51        10.46      89,717.91
                                                              2010     10.46        11.56     223,553.24
                                                              2011     11.56        11.49     274,825.40
                                                              2012     11.49        12.76     310,451.12
                                                              2013     12.76        14.19     456,325.24

T. Rowe Price Large Cap Growth Investment Division
  (Class B).................................................. 2004     11.04        11.95      37,785.95
                                                              2005     11.95        12.50     105,911.34
                                                              2006     12.50        13.89     144,424.76
                                                              2007     13.89        14.92     188,545.73
                                                              2008     14.92         8.51     173,797.48
                                                              2009      8.51        11.99     158,106.62
                                                              2010     11.99        13.77     138,130.61
                                                              2011     13.77        13.37     131,452.54
                                                              2012     13.37        15.62     151,095.23
                                                              2013     15.62        21.33     329,949.87

T. Rowe Price Large Cap Growth Investment Division (Class B)
  (formerly RCM Technology Investment Division
  (Class B))................................................. 2004      4.14         4.30      54,690.49
                                                              2005      4.30         4.70     116,180.49
                                                              2006      4.70         4.87     135,078.24
                                                              2007      4.87         6.31     407,620.95
                                                              2008      6.31         3.45     306,232.72
                                                              2009      3.45         5.40     334,322.12
                                                              2010      5.40         6.78     306,931.63
                                                              2011      6.78         6.01     303,932.87
                                                              2012      6.01         6.63     281,002.42
                                                              2013      6.63         6.93           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2004    $ 6.23       $ 7.06      37,130.45
                                                       2005      7.06         7.96     124,056.64
                                                       2006      7.96         8.32     194,513.98
                                                       2007      8.32         9.63     348,582.99
                                                       2008      9.63         5.71     286,541.36
                                                       2009      5.71         8.17     274,158.05
                                                       2010      8.17        10.27     243,552.93
                                                       2011     10.27         9.94     246,838.05
                                                       2012      9.94        11.12     218,366.58
                                                       2013     11.12        14.95     212,814.14

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2004     12.20        12.99      11,525.19
                                                       2005     12.99        14.15      87,611.08
                                                       2006     14.15        14.44     117,645.04
                                                       2007     14.44        15.56      75,889.16
                                                       2008     15.56         9.75      83,913.67
                                                       2009      9.75        13.30      96,685.09
                                                       2010     13.30        17.63      92,674.51
                                                       2011     17.63        17.60     101,552.06
                                                       2012     17.60        20.08      90,749.18
                                                       2013     20.08        28.49      87,952.80

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2004     18.30        19.38      41,564.54
                                                       2005     19.38        19.56     221,755.12
                                                       2006     19.56        20.18     319,978.60
                                                       2007     20.18        20.59     312,486.45
                                                       2008     20.59        17.18     246,104.98
                                                       2009     17.18        22.30     229,790.38
                                                       2010     22.30        24.68     200,682.69
                                                       2011     24.68        25.70     180,809.73
                                                       2012     25.70        28.15     181,231.16
                                                       2013     28.15        27.93     155,742.35

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2004     15.13        15.47      82,723.50
                                                       2005     15.47        15.43     242,323.34
                                                       2006     15.43        15.78     293,388.48
                                                       2007     15.78        16.16     355,994.79
                                                       2008     16.16        15.82     294,414.86
                                                       2009     15.82        16.20     278,597.22
                                                       2010     16.20        16.82     243,578.88
                                                       2011     16.82        17.42     210,771.08
                                                       2012     17.42        17.67     205,205.44
                                                       2013     17.67        17.23     192,792.80

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
At 1.85 Separate Account Charge:

American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006   $ 14.23      $ 14.89     104,580.49
                                                       2007     14.89        15.11     296,130.88
                                                       2008     15.11        13.44     264,484.04
                                                       2009     13.44        14.86     226,808.25
                                                       2010     14.86        15.53     222,768.25
                                                       2011     15.53        16.17     188,923.23
                                                       2012     16.17        16.73     157,342.00
                                                       2013     16.73        16.07     136,103.49

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2004     15.96        18.93      68,677.50
                                                       2005     18.93        23.30     237,611.10
                                                       2006     23.30        28.38     407,554.60
                                                       2007     28.38        33.83     454,460.12
                                                       2008     33.83        15.43     381,495.88
                                                       2009     15.43        24.44     361,913.51
                                                       2010     24.44        29.37     321,170.79
                                                       2011     29.37        23.31     296,003.82
                                                       2012     23.31        27.04     274,985.36
                                                       2013     27.04        34.05     252,109.23

American Funds Growth Investment Division (Class 2)... 2004    105.51       116.52      31,410.78
                                                       2005    116.52       132.91     109,541.48
                                                       2006    132.91       143.81     161,281.14
                                                       2007    143.81       158.59     181,913.28
                                                       2008    158.59        87.22     162,427.62
                                                       2009     87.22       119.37     147,719.28
                                                       2010    119.37       139.07     135,430.24
                                                       2011    139.07       130.69     124,730.74
                                                       2012    130.69       151.23     116,542.49
                                                       2013    151.23       193.16      95,841.58
American Funds Growth-Income Investment Division
  (Class 2)........................................... 2004     82.11        88.97      32,405.93
                                                       2005     88.97        92.43      95,865.42
                                                       2006     92.43       104.54     129,393.14
                                                       2007    104.54       107.79     148,871.59
                                                       2008    107.79        65.76     135,977.45
                                                       2009     65.76        84.72     126,583.29
                                                       2010     84.72        92.67     114,355.33
                                                       2011     92.67        89.31     107,196.01
                                                       2012     89.31       102.99     105,246.29
                                                       2013    102.99       134.98      93,562.95

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.65 SEPARATE ACCOUNT CHARGE


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012).......................... 2012    $10.19       $10.52     187,622.64
                                                           2013     10.52        11.50     183,445.63

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.99      16,156.05
                                                           2009      6.99         8.90       6,017.17
                                                           2010      8.90         9.82      34,094.47
                                                           2011      9.82         9.45      25,977.29
                                                           2012      9.45        10.56      19,432.98
                                                           2013     10.56        12.31      23,174.93

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).............................................. 2006     14.30        14.97      11,049.75
                                                           2007     14.97        15.19      20,204.36
                                                           2008     15.19        13.52       4,521.35
                                                           2009     13.52        14.95       7,742.30
                                                           2010     14.95        15.63       7,174.71
                                                           2011     15.63        16.29       2,871.13
                                                           2012     16.29        16.86       6,703.59
                                                           2013     16.86        16.20       1,212.99

American Funds Global Small Capitalization Investment
  Division+ (Class 2)..................................... 2004     16.00        19.00      47,884.39
                                                           2005     19.00        23.39      47,538.52
                                                           2006     23.39        28.50      55,052.75
                                                           2007     28.50        33.99      61,494.55
                                                           2008     33.99        15.51      37,206.10
                                                           2009     15.51        24.58      38,931.64
                                                           2010     24.58        29.55      35,491.25
                                                           2011     29.55        23.47      19,854.93
                                                           2012     23.47        27.24      17,799.96
                                                           2013     27.24        34.32      15,252.26

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.34      51,998.84
                                                           2009      6.34         8.37      34,825.77
                                                           2010      8.37         9.34      43,535.87
                                                           2011      9.34         8.75      37,674.58
                                                           2012      8.75        10.00      42,544.77
                                                           2013     10.00        12.31      21,860.96

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth Investment Division+ (Class 2)...... 2004   $106.52      $117.68      17,556.29
                                                           2005    117.68       134.31      18,899.19
                                                           2006    134.31       145.40      18,346.30
                                                           2007    145.40       160.42      15,964.61
                                                           2008    160.42        88.27      11,078.19
                                                           2009     88.27       120.87       8,703.94
                                                           2010    120.87       140.89       7,562.07
                                                           2011    140.89       132.46       5,934.65
                                                           2012    132.46       153.36       5,040.16
                                                           2013    153.36       195.97       4,392.61

American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2004     82.89        89.86      31,348.41
                                                           2005     89.86        93.41      23,724.36
                                                           2006     93.41       105.69      19,735.20
                                                           2007    105.69       109.03      15,766.98
                                                           2008    109.03        66.55      11,621.18
                                                           2009     66.55        85.78      10,270.02
                                                           2010     85.78        93.88       8,445.76
                                                           2011     93.88        90.52       6,800.52
                                                           2012     90.52       104.44       7,069.83
                                                           2013    104.44       136.95       6,585.07

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.67      78,668.60
                                                           2009      7.67         9.31     127,085.38
                                                           2010      9.31        10.06     157,906.40
                                                           2011     10.06         9.92     127,149.49
                                                           2012      9.92        10.81     121,233.87
                                                           2013     10.81        12.07      73,182.11

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.12        11.51     291,294.97
                                                           2013     11.51        10.93     269,266.64

Baillie Gifford International Stock Investment Division
  (Class B)............................................... 2004     11.44        13.04       4,087.34
                                                           2005     13.04        15.09      10,887.21
                                                           2006     15.09        17.25      64,053.22
                                                           2007     17.25        18.68      21,488.93
                                                           2008     18.68        10.24      37,588.13
                                                           2009     10.24        12.28      28,498.79
                                                           2010     12.28        12.91      11,363.52
                                                           2011     12.91        10.14      10,044.05
                                                           2012     10.14        11.90       8,690.17
                                                           2013     11.90        13.48       8,438.05

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Barclays Aggregate Bond Index Investment Division (Class B)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class B))............................. 2004    $12.23       $12.58      92,544.61
                                                              2005     12.58        12.60     181,365.97
                                                              2006     12.60        12.87     186,339.30
                                                              2007     12.87        13.50     199,174.29
                                                              2008     13.50        14.02     144,680.37
                                                              2009     14.02        14.48     149,358.38
                                                              2010     14.48        15.06     137,934.06
                                                              2011     15.06        15.89     165,580.14
                                                              2012     15.89        16.19     203,375.88
                                                              2013     16.19        15.53     183,296.20

BlackRock Bond Income Investment Division (Class B).......... 2004     41.11        42.52      11,211.29
                                                              2005     42.52        42.73      14,994.74
                                                              2006     42.73        43.77      17,626.76
                                                              2007     43.77        45.64      18,194.79
                                                              2008     45.64        43.25      12,301.03
                                                              2009     43.25        46.45      18,287.42
                                                              2010     46.45        49.37      25,847.28
                                                              2011     49.37        51.63      19,655.22
                                                              2012     51.63        54.48      24,634.81
                                                              2013     54.48        53.04      24,258.62

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B))........................................ 2004     22.64        24.77         462.28
                                                              2005     24.77        26.01       1,423.51
                                                              2006     26.01        26.58       1,904.45
                                                              2007     26.58        30.97       4,756.65
                                                              2008     30.97        19.28       7,942.87
                                                              2009     19.28        25.89      11,725.39
                                                              2010     25.89        30.42      20,896.18
                                                              2011     30.42        27.19      10,262.52
                                                              2012     27.19        30.50      11,508.36
                                                              2013     30.50        40.18      10,889.51

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B) and before that FI Large Cap Investment
  Division (Class B)) (5/1/2006)............................. 2006     16.68        16.84       6,455.51
                                                              2007     16.84        17.18       6,583.29
                                                              2008     17.18         9.30       5,931.87
                                                              2009      9.30         9.68           0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class B)...... 2004    $33.79       $36.39       2,669.97
                                                          2005     36.39        36.81       4,448.29
                                                          2006     36.81        39.92       4,329.04
                                                          2007     39.92        41.47       4,824.05
                                                          2008     41.47        30.60       5,129.19
                                                          2009     30.60        35.22       4,699.93
                                                          2010     35.22        37.87       3,868.69
                                                          2011     37.87        38.59       2,654.81
                                                          2012     38.59        42.55       1,144.76
                                                          2013     42.55        50.34         626.40

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012).................................. 2012      9.94        10.25     196,460.07
                                                          2013     10.25        11.12     222,795.95

BlackRock Large Cap Core Investment Division*
  (Class B).............................................. 2007     73.57        74.08       5,284.27
                                                          2008     74.08        45.68       5,026.92
                                                          2009     45.68        53.56       4,787.54
                                                          2010     53.56        59.24       1,663.18
                                                          2011     59.24        58.42       1,806.56
                                                          2012     58.42        65.17       1,154.02
                                                          2013     65.17        86.08       1,100.07

BlackRock Large Cap Core Investment Division (Class B)
  (formerly BlackRock Large Cap Investment Division
  (Class B))............................................. 2004     56.48        62.22       3,112.55
                                                          2005     62.22        63.23       4,861.53
                                                          2006     63.23        70.81       5,383.30
                                                          2007     70.81        74.20           0.00

BlackRock Large Cap Value Investment Division (Class B).. 2004     10.63        11.71       1,728.59
                                                          2005     11.71        12.16       5,434.38
                                                          2006     12.16        14.25      14,987.05
                                                          2007     14.25        14.45      29,327.64
                                                          2008     14.45         9.22      21,666.18
                                                          2009      9.22        10.08      24,446.57
                                                          2010     10.08        10.80      22,539.56
                                                          2011     10.80        10.84      21,281.63
                                                          2012     10.84        12.15      21,349.26
                                                          2013     12.15        15.75      19,884.69

BlackRock Money Market Investment Division (Class B)..... 2004     20.86        20.75     104,013.73
                                                          2005     20.75        20.95     324,513.79
                                                          2006     20.95        21.54     251,151.04
                                                          2007     21.54        22.21     356,429.90
                                                          2008     22.21        22.41     494,217.18
                                                          2009     22.41        22.10     408,418.49
                                                          2010     22.10        21.74     277,015.86
                                                          2011     21.74        21.39     317,520.61
                                                          2012     21.39        21.03     207,757.64
                                                          2013     21.03        20.69     217,008.22

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Clarion Global Real Estate Investment Division (Class B)..... 2004    $ 9.99       $12.81     64,876.69
                                                              2005     12.81        14.27     80,823.38
                                                              2006     14.27        19.32     97,334.09
                                                              2007     19.32        16.15     70,377.64
                                                              2008     16.15         9.26     58,487.23
                                                              2009      9.26        12.28     46,467.07
                                                              2010     12.28        14.02     47,167.26
                                                              2011     14.02        13.02     40,306.61
                                                              2012     13.02        16.14     37,122.74
                                                              2013     16.14        16.44     54,129.32

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B))............................. 2004      6.55         7.10        717.63
                                                              2005      7.10         7.94      2,248.76
                                                              2006      7.94         7.67      2,745.72
                                                              2007      7.67         7.72      2,239.73
                                                              2008      7.72         4.62      3,403.68
                                                              2009      4.62         6.05      3,284.16
                                                              2010      6.05         7.37      5,116.88
                                                              2011      7.37         7.48     11,470.45
                                                              2012      7.48         8.72     21,676.68
                                                              2013      8.72        12.49     23,249.58

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B))................ 2006      9.19         9.83        608.35
                                                              2007      9.83         9.10        873.76
                                                              2008      9.10         4.06        622.09
                                                              2009      4.06         5.51      2,114.17
                                                              2010      5.51         5.82      1,721.86
                                                              2011      5.82         6.18          0.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason Clearbridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B) and before that
  MFS(R) Investors Trust Investment Division (Class B))...... 2004      7.59         8.40          0.00
                                                              2005      8.40         8.83          0.00
                                                              2006      8.83         9.22          0.00

                                                                     BEGINNING OF               NUMBER OF
                                                                         YEAR     END OF YEAR  ACCUMULATION
                                                                     ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                             ---- ------------ ------------ ------------
ClearBridge Aggressive Growth II Investment Division (Class B)
  (formerly Janus Forty Investment Division (Class B))
  (4/30/2007).................................................. 2007   $136.95      $167.72       1,772.13
                                                                2008    167.72        95.68       8,411.41
                                                                2009     95.68       134.46       8,730.11
                                                                2010    134.46       144.68       8,003.07
                                                                2011    144.68       131.58       6,397.57
                                                                2012    131.58       158.56       6,238.36
                                                                2013    158.56       200.86       5,200.80

Davis Venture Value Investment Division (Class B).............. 2004     27.89        29.97       6,468.34
                                                                2005     29.97        32.43      17,463.16
                                                                2006     32.43        36.47      20,737.71
                                                                2007     36.47        37.43      20,719.41
                                                                2008     37.43        22.26      18,021.90
                                                                2009     22.26        28.83      17,184.28
                                                                2010     28.83        31.68      30,615.25
                                                                2011     31.68        29.83      22,395.86
                                                                2012     29.83        33.05      14,901.85
                                                                2013     33.05        43.35      14,147.84

Frontier Mid Cap Growth Investment Division (Class B)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class B)).......................................... 2004     32.24        35.69          45.05
                                                                2005     35.69        38.77         238.65
                                                                2006     38.77        40.60         347.15
                                                                2007     40.60        48.02       1,326.04
                                                                2008     48.02        25.58         592.83
                                                                2009     25.58        37.51       1,130.52
                                                                2010     37.51        42.42       2,036.65
                                                                2011     42.42        40.38       3,451.97
                                                                2012     40.38        43.96       2,462.23
                                                                2013     43.96        57.27       2,135.58

Harris Oakmark International Investment Division
  (Class B).................................................... 2004     11.95        13.85       7,541.78
                                                                2005     13.85        15.57      14,013.75
                                                                2006     15.57        19.73     158,503.25
                                                                2007     19.73        19.19      33,144.02
                                                                2008     19.19        11.16      22,039.10
                                                                2009     11.16        17.02      29,577.09
                                                                2010     17.02        19.49      46,708.12
                                                                2011     19.49        16.44      33,109.16
                                                                2012     16.44        20.90      31,381.76
                                                                2013     20.90        26.82      29,408.92


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
                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012    $ 1.01       $ 1.04     468,572.00
                                                           2013      1.04         1.04     467,431.98

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2012     24.48        25.12      19,745.98
                                                           2013     25.12        32.20      26,940.12

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2004     18.30        21.32      12,681.85
                                                           2005     21.32        23.47      30,464.03
                                                           2006     23.47        25.67      25,980.67
                                                           2007     25.67        26.06      38,147.45
                                                           2008     26.06        13.46      28,329.95
                                                           2009     13.46        19.56      27,600.62
                                                           2010     19.56        24.25      25,119.65
                                                           2011     24.25        22.26      23,605.91
                                                           2012     22.26        24.60           0.00

Invesco Small Cap Growth Investment Division (Class B).... 2004     11.29        12.07       3,525.98
                                                           2005     12.07        12.86         708.70
                                                           2006     12.86        14.44       1,143.31
                                                           2007     14.44        15.78       1,011.07
                                                           2008     15.78         9.51         510.46
                                                           2009      9.51        12.52       1,062.85
                                                           2010     12.52        15.54         663.85
                                                           2011     15.54        15.12       2,054.73
                                                           2012     15.12        17.58         557.18
                                                           2013     17.58        24.24       1,700.55

Jennison Growth Investment Division (Class B)............. 2005      4.01         4.81       8,946.99
                                                           2006      4.81         4.86       6,029.35
                                                           2007      4.86         5.32       8,827.72
                                                           2008      5.32         3.32       7,882.98
                                                           2009      3.32         4.56      12,058.85
                                                           2010      4.56         4.99      11,102.35
                                                           2011      4.99         4.92      10,168.70
                                                           2012      4.92         5.59      39,629.07
                                                           2013      5.59         7.52      22,124.33

Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B)).............................................. 2004      4.18         4.36           0.00
                                                           2005      4.36         3.97       4,519.29


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005)........................... 2005    $ 7.86       $ 8.52       2,379.05
                                                            2006      8.52         9.02       4,179.92
                                                            2007      9.02        10.14       5,388.55
                                                            2008     10.14         5.39       7,861.72
                                                            2009      5.39         7.62      10,614.76
                                                            2010      7.62         8.20      25,578.72
                                                            2011      8.20         7.95      19,258.26
                                                            2012      7.95         8.94           0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04     194,176.61
                                                            2013      1.04         1.14     639,945.56

Loomis Sayles Global Markets Investment Division (Class B)
  (4/29/2013).............................................. 2013     15.08        16.55      17,268.28

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.97       2,814.50
                                                            2009      7.97        10.02      15,058.83
                                                            2010     10.02        11.02      22,374.70
                                                            2011     11.02        11.07      29,960.18
                                                            2012     11.07        12.25      22,368.69
                                                            2013     12.25        12.78           0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2004     22.83        25.83         210.62
                                                            2005     25.83        27.11       2,490.63
                                                            2006     27.11        31.04       5,005.48
                                                            2007     31.04        34.08       5,744.10
                                                            2008     34.08        21.43       5,297.59
                                                            2009     21.43        27.39       4,323.63
                                                            2010     27.39        34.27      10,547.88
                                                            2011     34.27        33.83       4,008.23
                                                            2012     33.83        38.02       3,093.54
                                                            2013     38.02        52.61       2,387.16

Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2004      8.74         9.66       1,105.28
                                                            2005      9.66         9.92       3,414.63
                                                            2006      9.92        10.71       5,237.83
                                                            2007     10.71        10.99       3,256.39
                                                            2008     10.99         6.34       3,427.58
                                                            2009      6.34         8.09       3,985.21
                                                            2010      8.09        10.45       5,153.33
                                                            2011     10.45        10.56       2,839.37
                                                            2012     10.56        11.52       2,321.86
                                                            2013     11.52        16.82       1,438.81


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2004    $15.63       $16.63       9,960.03
                                                            2005     16.63        16.60      20,983.88
                                                            2006     16.60        17.82      32,633.12
                                                            2007     17.82        18.68      35,876.34
                                                            2008     18.68        14.95      27,954.76
                                                            2009     14.95        20.12      29,870.90
                                                            2010     20.12        22.36      45,596.25
                                                            2011     22.36        22.97      97,182.64
                                                            2012     22.97        25.52      41,561.26
                                                            2013     25.52        27.11      35,958.54

Met/Artisan Mid Cap Value Investment Division (Class B).... 2004     29.30        31.74       6,059.03
                                                            2005     31.74        34.26      10,284.09
                                                            2006     34.26        37.80      10,919.67
                                                            2007     37.80        34.55       9,045.19
                                                            2008     34.55        18.30       6,989.10
                                                            2009     18.30        25.42       5,576.20
                                                            2010     25.42        28.69       5,178.93
                                                            2011     28.69        30.06       6,503.90
                                                            2012     30.06        32.99       5,174.05
                                                            2013     32.99        44.30       5,100.21

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)..................................... 2011      9.98         9.75      16,056.26
                                                            2012      9.75        10.01      59,136.25
                                                            2013     10.01         9.96      61,431.63

MetLife Aggressive Strategy Investment Division
  (Class B)................................................ 2011     11.97        10.24       8,339.65
                                                            2012     10.24        11.76       8,120.98
                                                            2013     11.76        14.98       1,131.82

MetLife Aggressive Strategy Investment Division (Class B)
  (formerly MetLife Aggressive Allocation Investment
  Division (Class B))...................................... 2005      9.99        11.13           0.00
                                                            2006     11.13        12.66       8,556.47
                                                            2007     12.66        12.86      19,507.66
                                                            2008     12.86         7.53      10,898.69
                                                            2009      7.53         9.74      18,156.28
                                                            2010      9.74        11.08      18,110.67
                                                            2011     11.08        12.01           0.00

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012).............................................. 2012      9.97        10.42     201,765.55
                                                            2013     10.42        11.72     348,560.53

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Conservative Allocation Investment Division
  (Class B) (5/1/2005)................................. 2005    $ 9.99       $10.28      48,694.26
                                                        2006     10.28        10.81      44,100.05
                                                        2007     10.81        11.22     101,147.89
                                                        2008     11.22         9.45     130,786.84
                                                        2009      9.45        11.20     157,381.10
                                                        2010     11.20        12.13     331,541.91
                                                        2011     12.13        12.32     367,204.20
                                                        2012     12.32        13.23     403,006.22
                                                        2013     13.23        13.57     385,103.45

MetLife Conservative to Moderate Allocation Investment
  Division (Class B) (5/1/2005)........................ 2005      9.99        10.50      26,136.99
                                                        2006     10.50        11.30     136,761.89
                                                        2007     11.30        11.65     318,773.46
                                                        2008     11.65         8.98     343,585.58
                                                        2009      8.98        10.93     431,215.15
                                                        2010     10.93        11.99     415,944.29
                                                        2011     11.99        11.91     362,177.58
                                                        2012     11.91        13.06     356,238.35
                                                        2013     13.06        14.25     324,721.08

MetLife Growth Strategy Investment Division (Class B)
  (4/29/2013).......................................... 2013     11.48        13.06      13,138.03

MetLife Growth Strategy Investment Division (Class B)
  (formerly Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (4/28/2008)........... 2008      9.99         7.02         867.94
                                                        2009      7.02         8.87      11,836.69
                                                        2010      8.87         9.61      11,172.76
                                                        2011      9.61         9.28       9,548.87
                                                        2012      9.28        10.60       9,106.65
                                                        2013     10.60        11.41           0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................ 2004     11.54        12.90       8,190.75
                                                        2005     12.90        14.22      20,046.68
                                                        2006     14.22        15.36      22,907.88
                                                        2007     15.36        16.24      33,285.28
                                                        2008     16.24        10.16      33,299.10
                                                        2009     10.16        13.67      38,581.66
                                                        2010     13.67        16.95      40,148.19
                                                        2011     16.95        16.31      32,458.21
                                                        2012     16.31        18.82      35,346.48
                                                        2013     18.82        24.59      35,836.03


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


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MetLife Moderate Allocation Investment Division (Class B)
  (5/1/2005).............................................. 2005    $ 9.99       $10.73      41,876.81
                                                           2006     10.73        11.80     117,192.72
                                                           2007     11.80        12.11     420,449.94
                                                           2008     12.11         8.50     498,152.76
                                                           2009      8.50        10.58     548,024.72
                                                           2010     10.58        11.78     715,122.89
                                                           2011     11.78        11.43     838,757.28
                                                           2012     11.43        12.73     746,282.24
                                                           2013     12.73        14.77     693,491.64

MetLife Moderate to Aggressive Allocation Investment
  Division (Class B) (5/1/2005)........................... 2005      9.99        10.95       1,384.24
                                                           2006     10.95        12.30     149,531.62
                                                           2007     12.30        12.57     307,589.33
                                                           2008     12.57         8.02     417,724.16
                                                           2009      8.02        10.18     378,482.14
                                                           2010     10.18        11.49     380,176.35
                                                           2011     11.49        10.88     356,383.45
                                                           2012     10.88        12.34     226,623.31
                                                           2013     12.34        15.09     186,422.80

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)................................... 2013      1.07         1.12     418,742.16

MetLife Stock Index Investment Division (Class B)......... 2004     32.74        35.42      44,091.65
                                                           2005     35.42        36.37      59,871.73
                                                           2006     36.37        41.20      62,239.34
                                                           2007     41.20        42.54     111,947.04
                                                           2008     42.54        26.25     105,372.64
                                                           2009     26.25        32.52      66,441.05
                                                           2010     32.52        36.62      56,040.05
                                                           2011     36.62        36.61      55,533.46
                                                           2012     36.61        41.56      53,948.87
                                                           2013     41.56        53.85      47,027.06

MFS(R) Research International Investment Division
  (Class B)............................................... 2004      9.66        11.08       1,039.50
                                                           2005     11.08        12.69       8,054.13
                                                           2006     12.69        15.80     172,511.87
                                                           2007     15.80        17.60      23,109.56
                                                           2008     17.60         9.98      21,656.53
                                                           2009      9.98        12.91      19,612.17
                                                           2010     12.91        14.15      18,757.76
                                                           2011     14.15        12.43      11,573.46
                                                           2012     12.43        14.26       8,975.23
                                                           2013     14.26        16.73       6,693.48


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
MFS(R) Total Return Investment Division (Class B).......... 2004    $35.23       $38.24      4,251.94
                                                            2005     38.24        38.69      7,910.43
                                                            2006     38.69        42.60      6,982.51
                                                            2007     42.60        43.63      7,881.47
                                                            2008     43.63        33.32      7,731.63
                                                            2009     33.32        38.77      5,617.31
                                                            2010     38.77        41.88      4,550.38
                                                            2011     41.88        42.08      3,737.38
                                                            2012     42.08        46.07      3,504.08
                                                            2013     46.07        53.79      4,797.06

MFS(R) Value Investment Division (Class B)................. 2004     11.96        12.89     10,020.95
                                                            2005     12.89        12.47     19,981.09
                                                            2006     12.47        14.46     23,281.72
                                                            2007     14.46        13.65     18,523.30
                                                            2008     13.65         8.90     11,013.51
                                                            2009      8.90        10.55      7,621.89
                                                            2010     10.55        11.54     14,044.68
                                                            2011     11.54        11.42     14,636.11
                                                            2012     11.42        13.07     12,870.38
                                                            2013     13.07        17.41     22,671.86

MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B))............................................... 2004     22.38        25.21        371.96
                                                            2005     25.21        27.38      4,289.70
                                                            2006     27.38        30.08      9,274.23
                                                            2007     30.08        30.75      8,203.99
                                                            2008     30.75        18.41      7,620.90
                                                            2009     18.41        22.01      6,671.37
                                                            2010     22.01        24.74      3,598.85
                                                            2011     24.74        22.78      3,097.09
                                                            2012     22.78        25.87      2,567.00
                                                            2013     25.87        28.46          0.00

MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         6.58        642.17
                                                            2009      6.58         8.09      7,958.67
                                                            2010      8.09         8.83     19,227.39
                                                            2011      8.83         8.64     19,806.24
                                                            2012      8.64         9.68     20,484.17
                                                            2013      9.68        10.60          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................ 2010     12.45        14.44     10,863.44
                                                            2011     14.44        13.22     12,568.14
                                                            2012     13.22        14.21      9,509.04
                                                            2013     14.21        19.43     10,632.96


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


                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division (Class B)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))................................................ 2004    $14.39       $16.17      1,644.30
                                                             2005     16.17        16.97      5,360.57
                                                             2006     16.97        18.62     14,154.65
                                                             2007     18.62        19.80     12,863.26
                                                             2008     19.80         8.68     10,660.15
                                                             2009      8.68        11.40      9,834.12
                                                             2010     11.40        12.33          0.00

MSCI EAFE(R) Index Investment Division (Class B)............ 2004      9.43        10.95     22,629.26
                                                             2005     10.95        12.16     36,330.89
                                                             2006     12.16        15.01     94,413.27
                                                             2007     15.01        16.32     47,786.63
                                                             2008     16.32         9.27     50,768.87
                                                             2009      9.27        11.70     71,741.27
                                                             2010     11.70        12.42     80,156.73
                                                             2011     12.42        10.67     71,557.02
                                                             2012     10.67        12.39     63,474.31
                                                             2013     12.39        14.81     51,457.47

Neuberger Berman Genesis Investment Division (Class B)...... 2004     15.95        17.92     11,753.30
                                                             2005     17.92        18.32     21,628.30
                                                             2006     18.32        20.98     20,997.41
                                                             2007     20.98        19.87     20,421.61
                                                             2008     19.87        12.01     16,063.34
                                                             2009     12.01        13.33     16,591.46
                                                             2010     13.33        15.91      8,810.16
                                                             2011     15.91        16.51      8,078.86
                                                             2012     16.51        17.82      6,354.72
                                                             2013     17.82        24.23      7,507.72

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B))...... 2004     12.48        13.45      1,004.90
                                                             2005     13.45        14.30      2,031.80
                                                             2006     14.30        16.13      1,841.64
                                                             2007     16.13        15.44      3,277.99
                                                             2008     15.44         9.37      3,155.11
                                                             2009      9.37        12.60      3,896.69
                                                             2010     12.60        15.23      2,336.24
                                                             2011     15.23        14.19      2,374.96
                                                             2012     14.19        14.69      2,025.78
                                                             2013     14.69        15.92          0.00


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


                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B).... 2004    $12.52       $14.42         627.40
                                                            2005     14.42        16.45      13,096.47
                                                            2006     16.45        18.83      13,133.45
                                                            2007     18.83        19.68      14,215.52
                                                            2008     19.68        11.50      10,509.76
                                                            2009     11.50        15.82       6,253.79
                                                            2010     15.82        18.04       8,920.09
                                                            2011     18.04        16.26       8,439.75
                                                            2012     16.26        19.38       8,547.36
                                                            2013     19.38        24.23      12,205.61

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         6.55           0.00
                                                            2009      6.55         8.55           0.00
                                                            2010      8.55         9.05         331.49
                                                            2011      9.05         8.29       2,115.55
                                                            2012      8.29         9.97       5,813.29
                                                            2013      9.97        10.59           0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)..................................... 2006     10.91        11.00      19,189.87
                                                            2007     11.00        11.98      26,163.63
                                                            2008     11.98        10.97      91,603.08
                                                            2009     10.97        12.74     109,422.34
                                                            2010     12.74        13.51     173,262.12
                                                            2011     13.51        14.77     185,064.63
                                                            2012     14.77        15.85     249,001.07
                                                            2013     15.85        14.15     172,267.39

PIMCO Total Return Investment Division (Class B)........... 2004     11.57        11.97      75,764.44
                                                            2005     11.97        12.04     124,281.92
                                                            2006     12.04        12.38     112,961.77
                                                            2007     12.38        13.10      97,628.56
                                                            2008     13.10        12.93      79,653.79
                                                            2009     12.93        15.02     114,495.01
                                                            2010     15.02        15.98     177,152.52
                                                            2011     15.98        16.21     162,544.82
                                                            2012     16.21        17.43     190,533.63
                                                            2013     17.43        16.81     178,916.36

Pyramis(R) Government Income Investment Division (Class B)
  (4/30/2012).............................................. 2012     10.74        10.89     120,267.49
                                                            2013     10.89        10.23      78,396.37

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.73       2,450.45

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class B)........ 2004    $13.28       $15.18       9,859.86
                                                            2005     15.18        15.58      18,345.93
                                                            2006     15.58        18.02      14,354.90
                                                            2007     18.02        17.42      16,365.06
                                                            2008     17.42        11.36      21,728.68
                                                            2009     11.36        14.05      18,437.94
                                                            2010     14.05        17.49      18,099.33
                                                            2011     17.49        16.47      17,496.95
                                                            2012     16.47        18.80      19,657.11
                                                            2013     18.80        25.55      23,621.12

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06     229,272.71
                                                            2013      1.06         1.15     577,903.04

SSgA Growth ETF Investment Division (Class B)
  (5/1/2006)............................................... 2006     10.68        11.38       7,083.60
                                                            2007     11.38        11.82       2,192.61
                                                            2008     11.82         7.79           0.00
                                                            2009      7.79         9.89      21,585.81
                                                            2010      9.89        11.11      14,597.72
                                                            2011     11.11        10.69      19,725.38
                                                            2012     10.69        12.10      25,036.59
                                                            2013     12.10        14.05      21,988.88

SSgA Growth and Income ETF Investment Division (Class B)
  (5/1/2006)............................................... 2006     10.49        11.12       9,073.32
                                                            2007     11.12        11.53       8,857.10
                                                            2008     11.53         8.50       3,949.15
                                                            2009      8.50        10.44      21,678.40
                                                            2010     10.44        11.53      58,683.04
                                                            2011     11.53        11.46      68,826.88
                                                            2012     11.46        12.72      67,111.05
                                                            2013     12.72        14.13      78,298.71

T. Rowe Price Large Cap Growth Investment Division
  (Class B)................................................ 2004     11.01        11.91      18,675.83
                                                            2005     11.91        12.46      24,525.87
                                                            2006     12.46        13.83      14,585.86
                                                            2007     13.83        14.85      17,001.87
                                                            2008     14.85         8.47      10,362.31
                                                            2009      8.47        11.92      14,593.26
                                                            2010     11.92        13.69      11,985.48
                                                            2011     13.69        13.28       9,964.05
                                                            2012     13.28        15.51      10,132.08
                                                            2013     15.51        21.17      28,289.83

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division (Class B)
  (formerly RCM Technology Investment Division
  (Class B))................................................. 2004    $ 4.13       $ 4.29      3,524.62
                                                              2005      4.29         4.69     13,740.54
                                                              2006      4.69         4.86      9,597.81
                                                              2007      4.86         6.29     39,985.44
                                                              2008      6.29         3.43     17,963.24
                                                              2009      3.43         5.37     30,301.95
                                                              2010      5.37         6.75     32,973.04
                                                              2011      6.75         5.98     39,014.47
                                                              2012      5.98         6.59     25,207.82
                                                              2013      6.59         6.89          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B).................................................. 2004      6.22         7.04     16,291.17
                                                              2005      7.04         7.94     26,125.77
                                                              2006      7.94         8.29     28,679.60
                                                              2007      8.29         9.60     27,213.69
                                                              2008      9.60         5.69     22,959.63
                                                              2009      5.69         8.14     22,577.55
                                                              2010      8.14        10.22     27,581.73
                                                              2011     10.22         9.89     31,667.89
                                                              2012      9.89        11.06     32,106.37
                                                              2013     11.06        14.86     33,000.88

T. Rowe Price Small Cap Growth Investment Division
  (Class B).................................................. 2004     12.16        12.94      3,454.17
                                                              2005     12.94        14.09      5,424.51
                                                              2006     14.09        14.37      6,328.13
                                                              2007     14.37        15.48      4,990.63
                                                              2008     15.48         9.69      3,420.02
                                                              2009      9.69        13.22      5,176.45
                                                              2010     13.22        17.51      8,609.71
                                                              2011     17.51        17.47      7,151.98
                                                              2012     17.47        19.92      8,349.10
                                                              2013     19.92        28.25      9,951.21

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B).............................. 2004     18.21        19.28     12,615.56
                                                              2005     19.28        19.45     34,252.48
                                                              2006     19.45        20.05     37,010.35
                                                              2007     20.05        20.46     37,040.76
                                                              2008     20.46        17.06     23,747.46
                                                              2009     17.06        22.13     24,689.17
                                                              2010     22.13        24.48     23,877.41
                                                              2011     24.48        25.48     16,804.83
                                                              2012     25.48        27.90     10,599.22
                                                              2013     27.90        27.67      6,831.93

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2004   $ 15.05      $ 15.39     47,113.92
                                                       2005     15.39        15.35     38,050.25
                                                       2006     15.35        15.69     43,062.40
                                                       2007     15.69        16.05     38,784.70
                                                       2008     16.05        15.70     39,493.67
                                                       2009     15.70        16.08     42,093.17
                                                       2010     16.08        16.68     78,786.11
                                                       2011     16.68        17.28     63,750.08
                                                       2012     17.28        17.51     63,708.41
                                                       2013     17.51        17.07     51,429.53
At 1.90 Separate Account Charge:
American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006     14.17        14.82      8,654.37
                                                       2007     14.82        15.03     64,679.57
                                                       2008     15.03        13.36     27,408.60
                                                       2009     13.36        14.77     23,620.66
                                                       2010     14.77        15.42     22,683.57
                                                       2011     15.42        16.06     18,863.69
                                                       2012     16.06        16.60     16,897.93
                                                       2013     16.60        15.93     19,769.57

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2004     15.91        18.87      4,289.64
                                                       2005     18.87        23.21     27,075.11
                                                       2006     23.21        28.26     58,485.92
                                                       2007     28.26        33.66     41,391.23
                                                       2008     33.66        15.35     26,114.42
                                                       2009     15.35        24.29     27,842.07
                                                       2010     24.29        29.18     27,636.95
                                                       2011     29.18        23.15     28,516.35
                                                       2012     23.15        26.84     23,609.19
                                                       2013     26.84        33.78     20,507.66

American Funds Growth Investment Division (Class 2)... 2004    104.47       115.31      3,649.80
                                                       2005    115.31       131.46      8,989.65
                                                       2006    131.46       142.18     11,261.16
                                                       2007    142.18       156.71     11,033.18
                                                       2008    156.71        86.14     10,264.18
                                                       2009     86.14       117.83      8,082.71
                                                       2010    117.83       137.21      8,417.00
                                                       2011    137.21       128.88      7,339.49
                                                       2012    128.88       149.06      6,285.47
                                                       2013    149.06       190.29      6,212.92

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                               ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division
  (Class 2)...................................... 2004   $ 81.30      $ 88.04      5,115.63
                                                  2005     88.04        91.43     12,031.87
                                                  2006     91.43       103.35     13,277.30
                                                  2007    103.35       106.51     14,919.20
                                                  2008    106.51        64.94     12,346.01
                                                  2009     64.94        83.63     10,789.21
                                                  2010     83.63        91.43     13,486.73
                                                  2011     91.43        88.07     10,554.48
                                                  2012     88.07       101.52      9,249.29
                                                  2013    101.52       132.98      9,593.01

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.70 SEPARATE ACCOUNT CHARGE


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012).......................... 2012    $10.18       $10.51      113,483.00
                                                           2013     10.51        11.49      111,089.24

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.99      793,338.10
                                                           2009      6.99         8.89      869,855.14
                                                           2010      8.89         9.81      818,146.78
                                                           2011      9.81         9.44      690,630.79
                                                           2012      9.44        10.53      522,800.24
                                                           2013     10.53        12.27      385,100.94

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).............................................. 2006     14.23        14.89      110,668.18
                                                           2007     14.89        15.11      252,107.71
                                                           2008     15.11        13.44      158,993.33
                                                           2009     13.44        14.86      118,527.47
                                                           2010     14.86        15.53       22,969.39
                                                           2011     15.53        16.17          437.67
                                                           2012     16.17        16.73          460.76
                                                           2013     16.73        16.07          139.12

American Funds Global Small Capitalization Investment
  Division+ (Class 2)..................................... 2004     15.96        18.93      369,097.08
                                                           2005     18.93        23.30      429,939.53
                                                           2006     23.30        28.38      467,603.88
                                                           2007     28.38        33.83      501,389.85
                                                           2008     33.83        15.43      399,490.96
                                                           2009     15.43        24.44      293,090.40
                                                           2010     24.44        29.37      116,062.47
                                                           2011     29.37        23.31        6,031.79
                                                           2012     23.31        27.04        5,112.91
                                                           2013     27.04        34.05        4,376.89

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.34      866,564.61
                                                           2009      6.34         8.36    1,244,523.49
                                                           2010      8.36         9.33    1,208,017.85
                                                           2011      9.33         8.74    1,121,832.05
                                                           2012      8.74         9.98      931,006.43
                                                           2013      9.98        12.27      910,859.70

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth Investment Division+ (Class 2)...... 2004   $105.46      $116.46      226,287.64
                                                           2005    116.46       132.85      227,880.56
                                                           2006    132.85       143.74      219,738.44
                                                           2007    143.74       158.52      200,783.72
                                                           2008    158.52        87.18      165,466.58
                                                           2009     87.18       119.31      122,803.65
                                                           2010    119.31       139.01       45,720.85
                                                           2011    139.01       130.63        3,657.11
                                                           2012    130.63       151.16        3,242.75
                                                           2013    151.16       193.06        2,350.22

American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2004     82.07        88.92      272,765.78
                                                           2005     88.92        92.39      271,138.47
                                                           2006     92.39       104.49      255,679.74
                                                           2007    104.49       107.74      235,028.44
                                                           2008    107.74        65.72      184,407.55
                                                           2009     65.72        84.68      140,511.13
                                                           2010     84.68        92.63       50,052.03
                                                           2011     92.63        89.27        2,562.50
                                                           2012     89.27       102.94        2,207.35
                                                           2013    102.94       134.91        1,214.48

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.66      770,785.94
                                                           2009      7.66         9.30    1,145,363.81
                                                           2010      9.30        10.05    1,205,333.73
                                                           2011     10.05         9.90    1,114,620.29
                                                           2012      9.90        10.79      804,485.60
                                                           2013     10.79        12.04      609,576.24

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.11        11.50      223,028.66
                                                           2013     11.50        10.92      129,508.35

Baillie Gifford International Stock Investment Division
  (Class B)............................................... 2004     11.36        12.95       66,514.52
                                                           2005     12.95        14.98      189,007.22
                                                           2006     14.98        17.12      286,646.95
                                                           2007     17.12        18.52      345,202.32
                                                           2008     18.52        10.15      337,447.42
                                                           2009     10.15        12.16      301,283.60
                                                           2010     12.16        12.78      268,890.23
                                                           2011     12.78        10.03      212,082.93
                                                           2012     10.03        11.77      135,547.35
                                                           2013     11.77        13.33       66,198.46

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Barclays Aggregate Bond Index Investment Division (Class B)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class B))............................. 2004    $12.20       $12.54      912,875.40
                                                              2005     12.54        12.55    2,487,168.01
                                                              2006     12.55        12.81    3,484,985.75
                                                              2007     12.81        13.44    3,999,451.60
                                                              2008     13.44        13.95    2,966,370.88
                                                              2009     13.95        14.40    2,989,033.63
                                                              2010     14.40        14.97    2,779,607.23
                                                              2011     14.97        15.79    2,047,871.67
                                                              2012     15.79        16.08    1,160,811.31
                                                              2013     16.08        15.41      717,129.55

BlackRock Bond Income Investment Division (Class B).......... 2004     40.69        42.07       99,262.50
                                                              2005     42.07        42.25      244,663.60
                                                              2006     42.25        43.26      285,288.76
                                                              2007     43.26        45.09      293,830.30
                                                              2008     45.09        42.70      232,467.50
                                                              2009     42.70        45.84      222,884.83
                                                              2010     45.84        48.70      211,782.20
                                                              2011     48.70        50.90      168,420.66
                                                              2012     50.90        53.68      100,728.69
                                                              2013     53.68        52.25       53,981.00

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B))........................................ 2004     22.54        24.65       17,058.19
                                                              2005     24.65        25.87       55,172.58
                                                              2006     25.87        26.42       80,102.03
                                                              2007     26.42        30.76      133,618.69
                                                              2008     30.76        19.14      189,943.84
                                                              2009     19.14        25.69      188,147.65
                                                              2010     25.69        30.18      154,658.84
                                                              2011     30.18        26.95      134,915.21
                                                              2012     26.95        30.23       88,372.56
                                                              2013     30.23        39.80       57,950.50

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B) and before that FI Large Cap Investment
  Division (Class B)) (5/1/2006)............................. 2006     16.60        16.76        8,101.86
                                                              2007     16.76        17.09       22,822.86
                                                              2008     17.09         9.24       21,354.23
                                                              2009      9.24         9.62            0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class B)...... 2004    $33.49       $36.06      80,214.35
                                                          2005     36.06        36.45     170,523.14
                                                          2006     36.45        39.51     198,591.75
                                                          2007     39.51        41.02     213,746.69
                                                          2008     41.02        30.26     193,973.87
                                                          2009     30.26        34.81     181,978.89
                                                          2010     34.81        37.41     182,881.50
                                                          2011     37.41        38.10     124,157.31
                                                          2012     38.10        41.99      57,961.53
                                                          2013     41.99        49.66      35,222.80

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012).................................. 2012      9.94        10.24     132,028.62
                                                          2013     10.24        11.11     122,712.31

BlackRock Large Cap Core Investment Division*
  (Class B).............................................. 2007     72.70        73.18      39,294.08
                                                          2008     73.18        45.10      36,769.51
                                                          2009     45.10        52.85      42,519.16
                                                          2010     52.85        58.43      40,747.38
                                                          2011     58.43        57.60      33,670.67
                                                          2012     57.60        64.22      20,167.00
                                                          2013     64.22        84.78      11,360.72

BlackRock Large Cap Core Investment Division (Class B)
  (formerly BlackRock Large Cap Investment Division
  (Class B))............................................. 2004     55.89        61.55      16,467.79
                                                          2005     61.55        62.52      29,159.47
                                                          2006     62.52        69.98      31,632.37
                                                          2007     69.98        73.32           0.00

BlackRock Large Cap Value Investment Division (Class B).. 2004     10.62        11.70      97,499.59
                                                          2005     11.70        12.14     281,289.27
                                                          2006     12.14        14.22     785,867.66
                                                          2007     14.22        14.41     891,656.41
                                                          2008     14.41         9.19     829,917.35
                                                          2009      9.19        10.04     684,291.55
                                                          2010     10.04        10.75     640,457.24
                                                          2011     10.75        10.79     439,855.08
                                                          2012     10.79        12.08     313,028.59
                                                          2013     12.08        15.65     188,274.33

BlackRock Money Market Investment Division (Class B)..... 2004     20.64        20.53      33,612.06
                                                          2005     20.53        20.72      96,921.47
                                                          2006     20.72        21.29     121,116.76
                                                          2007     21.29        21.94     140,229.63
                                                          2008     21.94        22.13     236,478.05
                                                          2009     22.13        21.81     211,366.01
                                                          2010     21.81        21.45     211,791.59
                                                          2011     21.45        21.08     132,390.45
                                                          2012     21.08        20.73      85,708.31
                                                          2013     20.73        20.38      32,356.36

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Clarion Global Real Estate Investment Division (Class B)..... 2004   $  9.99      $ 12.80      500,548.88
                                                              2005     12.80        14.26    1,035,388.32
                                                              2006     14.26        19.29    1,703,076.70
                                                              2007     19.29        16.12    1,354,919.10
                                                              2008     16.12         9.24    1,100,900.47
                                                              2009      9.24        12.24      926,949.89
                                                              2010     12.24        13.97      787,792.03
                                                              2011     13.97        12.97      590,151.12
                                                              2012     12.97        16.07      333,318.97
                                                              2013     16.07        16.36      147,654.54

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B))............................. 2004      6.54         7.09       37,453.78
                                                              2005      7.09         7.92      107,721.48
                                                              2006      7.92         7.65      181,140.34
                                                              2007      7.65         7.69      159,531.06
                                                              2008      7.69         4.61      147,199.47
                                                              2009      4.61         6.02      129,670.93
                                                              2010      6.02         7.33      132,040.29
                                                              2011      7.33         7.44      251,646.93
                                                              2012      7.44         8.67      177,177.38
                                                              2013      8.67        12.41      153,210.77

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B))................ 2006      9.15         9.80       85,499.93
                                                              2007      9.80         9.06      112,238.01
                                                              2008      9.06         4.04      129,264.47
                                                              2009      4.04         5.48      133,249.29
                                                              2010      5.48         5.78      149,399.49
                                                              2011      5.78         6.14            0.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason Clearbridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B) and before that
  MFS(R) Investors Trust Investment Division (Class B))...... 2004      7.57         8.38       12,559.46
                                                              2005      8.38         8.80       26,386.07
                                                              2006      8.80         9.19       44,385.13

ClearBridge Aggressive Growth II Investment Division
  (Class B) (formerly Janus Forty Investment Division
  (Class B)) (4/30/2007)..................................... 2007    135.24       165.57       28,994.67
                                                              2008    165.57        94.41      111,088.82
                                                              2009     94.41       132.60      112,266.18
                                                              2010    132.60       142.62       84,422.82
                                                              2011    142.62       129.64       58,689.29
                                                              2012    129.64       156.14       44,301.64
                                                              2013    156.14       197.69       28,378.27

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)..... 2004    $27.76       $29.82      141,982.73
                                                       2005     29.82        32.25      388,337.72
                                                       2006     32.25        36.25      584,897.58
                                                       2007     36.25        37.18      642,957.77
                                                       2008     37.18        22.11      617,269.34
                                                       2009     22.11        28.61      597,878.96
                                                       2010     28.61        31.43      558,016.26
                                                       2011     31.43        29.58      422,176.75
                                                       2012     29.58        32.75      252,061.83
                                                       2013     32.75        42.94      121,485.96

Frontier Mid Cap Growth Investment Division (Class B)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class B))................................. 2004     31.99        35.39       14,507.99
                                                       2005     35.39        38.43       33,286.34
                                                       2006     38.43        40.23       43,705.22
                                                       2007     40.23        47.55       70,980.26
                                                       2008     47.55        25.31       82,539.30
                                                       2009     25.31        37.10       78,531.15
                                                       2010     37.10        41.95       70,414.69
                                                       2011     41.95        39.90       56,216.66
                                                       2012     39.90        43.42       39,600.24
                                                       2013     43.42        56.54       24,125.83

Harris Oakmark International Investment Division
  (Class B)........................................... 2004     11.94        13.83      151,127.30
                                                       2005     13.83        15.53      405,603.51
                                                       2006     15.53        19.68      897,052.85
                                                       2007     19.68        19.13      955,712.37
                                                       2008     19.13        11.12      716,024.87
                                                       2009     11.12        16.95      731,710.70
                                                       2010     16.95        19.40      712,104.44
                                                       2011     19.40        16.35      568,707.64
                                                       2012     16.35        20.78      342,618.65
                                                       2013     20.78        26.66      194,705.44

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)............................... 2012      1.01         1.04    1,573,105.13
                                                       2013      1.04         1.04      959,479.72

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B))................................. 2012     24.32        24.95      268,864.60
                                                       2013     24.95        31.96      126,575.87

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2004    $18.25       $21.25     245,824.45
                                                           2005     21.25        23.39     630,927.75
                                                           2006     23.39        25.57     853,094.21
                                                           2007     25.57        25.94     925,152.39
                                                           2008     25.94        13.39     828,055.72
                                                           2009     13.39        19.45     738,216.07
                                                           2010     19.45        24.11     706,710.32
                                                           2011     24.11        22.12     513,179.82
                                                           2012     22.12        24.44           0.00

Invesco Small Cap Growth Investment Division (Class B).... 2004     11.27        12.05      26,294.95
                                                           2005     12.05        12.83      50,215.73
                                                           2006     12.83        14.41      82,523.50
                                                           2007     14.41        15.73      94,017.36
                                                           2008     15.73         9.47      80,145.63
                                                           2009      9.47        12.46      73,627.85
                                                           2010     12.46        15.46      60,530.15
                                                           2011     15.46        15.04      50,847.28
                                                           2012     15.04        17.48      33,799.64
                                                           2013     17.48        24.09      18,951.70

Jennison Growth Investment Division (Class B)............. 2005      4.00         4.80      61,967.11
                                                           2006      4.80         4.84     142,425.77
                                                           2007      4.84         5.30     225,098.62
                                                           2008      5.30         3.30     211,021.60
                                                           2009      3.30         4.53     272,274.33
                                                           2010      4.53         4.96     311,550.99
                                                           2011      4.96         4.89     265,087.27
                                                           2012      4.89         5.56     364,736.37
                                                           2013      5.56         7.47     151,686.52

Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B)).............................................. 2004      4.17         4.35      17,007.14
                                                           2005      4.35         3.96      24,141.97

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005).......................... 2005      7.84         8.50      40,222.67
                                                           2006      8.50         8.99     137,636.89
                                                           2007      8.99        10.10     329,952.88
                                                           2008     10.10         5.37     350,373.23
                                                           2009      5.37         7.59     290,429.06
                                                           2010      7.59         8.16     228,899.19
                                                           2011      8.16         7.91     171,418.41
                                                           2012      7.91         8.89           0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012    $ 1.01       $ 1.04     985,411.83
                                                            2013      1.04         1.14     982,469.48

Loomis Sayles Global Markets Investment Division (Class B)
  (4/29/2013).............................................. 2013     15.03        16.49      54,090.20

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.96      65,467.64
                                                            2009      7.96        10.01     133,239.70
                                                            2010     10.01        11.01     143,548.29
                                                            2011     11.01        11.05     176,890.14
                                                            2012     11.05        12.22     140,691.56
                                                            2013     12.22        12.75           0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2004     22.72        25.69      12,143.39
                                                            2005     25.69        26.95      40,829.47
                                                            2006     26.95        30.84     130,657.92
                                                            2007     30.84        33.84     199,591.20
                                                            2008     33.84        21.27     173,286.62
                                                            2009     21.27        27.17     158,982.65
                                                            2010     27.17        33.99     138,249.17
                                                            2011     33.99        33.53     100,455.61
                                                            2012     33.53        37.66      68,799.12
                                                            2013     37.66        52.10      34,433.06

Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2004      8.73         9.64      57,281.24
                                                            2005      9.64         9.90     154,552.24
                                                            2006      9.90        10.68     155,088.49
                                                            2007     10.68        10.95     148,632.91
                                                            2008     10.95         6.32     136,278.75
                                                            2009      6.32         8.05     140,002.30
                                                            2010      8.05        10.40     141,767.81
                                                            2011     10.40        10.51      96,526.61
                                                            2012     10.51        11.45      53,308.02
                                                            2013     11.45        16.71      33,388.41

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2004     15.57        16.56     124,851.59
                                                            2005     16.56        16.52     328,720.38
                                                            2006     16.52        17.73     549,861.12
                                                            2007     17.73        18.57     683,372.92
                                                            2008     18.57        14.86     521,594.46
                                                            2009     14.86        19.98     494,089.65
                                                            2010     19.98        22.19     462,448.39
                                                            2011     22.19        22.79     335,826.21
                                                            2012     22.79        25.31     208,246.14
                                                            2013     25.31        26.87     118,851.81

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Met/Artisan Mid Cap Value Investment Division
  (Class B)............................................... 2004    $29.14       $31.56      117,721.46
                                                           2005     31.56        34.04      298,396.49
                                                           2006     34.04        37.54      324,215.96
                                                           2007     37.54        34.29      314,103.91
                                                           2008     34.29        18.16      246,922.94
                                                           2009     18.16        25.21      223,645.47
                                                           2010     25.21        28.44      202,186.24
                                                           2011     28.44        29.78      129,478.03
                                                           2012     29.78        32.67       53,003.37
                                                           2013     32.67        43.84       32,335.67

Met/Franklin Low Duration Total Return Investment
  Division (Class B) (5/2/2011)........................... 2011      9.98         9.74       19,294.14
                                                           2012      9.74        10.00       14,036.23
                                                           2013     10.00         9.94       76,608.50

MetLife Aggressive Strategy Investment Division
  (Class B)............................................... 2011     11.94        10.20      289,597.47
                                                           2012     10.20        11.71      184,209.57
                                                           2013     11.71        14.91      138,079.27

MetLife Aggressive Strategy Investment Division (Class B)
  (formerly MetLife Aggressive Allocation Investment
  Division (Class B))..................................... 2005      9.99        11.12       28,913.27
                                                           2006     11.12        12.65      196,169.63
                                                           2007     12.65        12.84      356,079.47
                                                           2008     12.84         7.52      347,402.50
                                                           2009      7.52         9.72      313,709.18
                                                           2010      9.72        11.05      316,081.56
                                                           2011     11.05        11.97            0.00

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012)............................................. 2012      9.97        10.41      101,664.95
                                                           2013     10.41        11.70      225,014.04

MetLife Conservative Allocation Investment Division
  (Class B) (5/1/2005).................................... 2005      9.99        10.27      265,930.71
                                                           2006     10.27        10.80      432,526.78
                                                           2007     10.80        11.21      688,541.23
                                                           2008     11.21         9.43      877,797.87
                                                           2009      9.43        11.18    1,082,687.42
                                                           2010     11.18        12.09    1,183,697.95
                                                           2011     12.09        12.28    1,060,803.91
                                                           2012     12.28        13.18      887,677.65
                                                           2013     13.18        13.51      602,159.54

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Investment
  Division (Class B) (5/1/2005)........................... 2005    $ 9.99       $10.49      455,839.07
                                                           2006     10.49        11.29    1,597,413.69
                                                           2007     11.29        11.63    2,891,813.57
                                                           2008     11.63         8.96    3,704,385.94
                                                           2009      8.96        10.90    3,639,409.33
                                                           2010     10.90        11.95    3,224,682.12
                                                           2011     11.95        11.87    3,049,295.30
                                                           2012     11.87        13.01    2,238,591.42
                                                           2013     13.01        14.19    1,489,280.85

MetLife Growth Strategy Investment Division (Class B)
  (4/29/2013)............................................. 2013     11.45        13.03      166,765.61

MetLife Growth Strategy Investment Division (Class B)
  (formerly Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (4/28/2008).............. 2008      9.99         7.01      144,929.43
                                                           2009      7.01         8.87      175,218.39
                                                           2010      8.87         9.59      181,606.59
                                                           2011      9.59         9.27      176,923.24
                                                           2012      9.27        10.58      172,285.84
                                                           2013     10.58        11.38            0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................... 2004     11.52        12.87      208,061.30
                                                           2005     12.87        14.18      554,103.04
                                                           2006     14.18        15.31      720,723.19
                                                           2007     15.31        16.18      815,160.84
                                                           2008     16.18        10.12      870,940.54
                                                           2009     10.12        13.61      779,815.38
                                                           2010     13.61        16.86      668,440.65
                                                           2011     16.86        16.21      516,917.97
                                                           2012     16.21        18.70      295,786.90
                                                           2013     18.70        24.42      163,540.78

MetLife Moderate Allocation Investment Division (Class B)
  (5/1/2005).............................................. 2005      9.99        10.72    1,208,419.42
                                                           2006     10.72        11.79    3,901,804.14
                                                           2007     11.79        12.09    7,491,319.15
                                                           2008     12.09         8.48    8,298,987.60
                                                           2009      8.48        10.55    8,986,111.50
                                                           2010     10.55        11.74    8,178,762.89
                                                           2011     11.74        11.39    7,153,548.23
                                                           2012     11.39        12.68    6,196,519.96
                                                           2013     12.68        14.71    4,485,974.01

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B) (5/1/2005)....................... 2005    $ 9.99       $10.95      600,426.63
                                                       2006     10.95        12.29    2,916,170.94
                                                       2007     12.29        12.55    6,445,914.14
                                                       2008     12.55         8.00    7,010,215.91
                                                       2009      8.00        10.16    6,600,476.28
                                                       2010     10.16        11.46    5,988,775.33
                                                       2011     11.46        10.84    5,379,939.70
                                                       2012     10.84        12.30    4,530,421.79
                                                       2013     12.30        15.03    3,004,529.56

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)............................... 2013      1.07         1.12      168,917.77

MetLife Stock Index Investment Division (Class B)..... 2004     32.51        35.16      454,627.96
                                                       2005     35.16        36.08    1,199,871.15
                                                       2006     36.08        40.86    1,603,848.66
                                                       2007     40.86        42.17    1,777,768.44
                                                       2008     42.17        26.01    1,911,644.92
                                                       2009     26.01        32.20    1,814,584.61
                                                       2010     32.20        36.24    1,671,477.38
                                                       2011     36.24        36.22    1,245,019.27
                                                       2012     36.22        41.10      668,960.47
                                                       2013     41.10        53.21      356,058.57

MFS(R) Research International Investment Division
  (Class B)........................................... 2004      9.65        11.06       50,747.07
                                                       2005     11.06        12.66      136,987.82
                                                       2006     12.66        15.75      459,100.86
                                                       2007     15.75        17.54      602,200.33
                                                       2008     17.54         9.94      760,261.43
                                                       2009      9.94        12.85      625,532.66
                                                       2010     12.85        14.08      490,362.55
                                                       2011     14.08        12.36      346,186.10
                                                       2012     12.36        14.18      236,632.71
                                                       2013     14.18        16.63      134,083.05

MFS(R) Total Return Investment Division (Class B)..... 2004     34.93        37.91       57,702.72
                                                       2005     37.91        38.33      124,020.75
                                                       2006     38.33        42.19      132,486.50
                                                       2007     42.19        43.18      145,281.71
                                                       2008     43.18        32.96      120,025.00
                                                       2009     32.96        38.34      109,408.46
                                                       2010     38.34        41.38       87,465.14
                                                       2011     41.38        41.57       54,926.07
                                                       2012     41.57        45.48       31,372.88
                                                       2013     45.48        53.08       23,627.07

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B).................. 2004    $11.93       $12.85     374,626.53
                                                             2005     12.85        12.43     724,619.90
                                                             2006     12.43        14.40     756,964.22
                                                             2007     14.40        13.58     757,560.42
                                                             2008     13.58         8.85     618,064.49
                                                             2009      8.85        10.49     549,389.91
                                                             2010     10.49        11.47     536,957.19
                                                             2011     11.47        11.35     334,795.09
                                                             2012     11.35        12.98     193,001.23
                                                             2013     12.98        17.28     195,661.30

MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B))................................................ 2004     22.26        25.06      19,437.68
                                                             2005     25.06        27.21      93,322.20
                                                             2006     27.21        29.87     170,569.65
                                                             2007     29.87        30.52     169,574.77
                                                             2008     30.52        18.27     146,370.87
                                                             2009     18.27        21.82     146,108.83
                                                             2010     21.82        24.52     140,404.04
                                                             2011     24.52        22.57     120,383.58
                                                             2012     22.57        25.62      73,636.93
                                                             2013     25.62        28.18           0.00

MFS(R) Value Investment Division (Class B) (formerly
  Met/Franklin Mutual Shares Investment Division (Class B))
  (4/28/2008)............................................... 2008      9.99         6.58      29,274.68
                                                             2009      6.58         8.08      67,025.87
                                                             2010      8.08         8.82      80,339.99
                                                             2011      8.82         8.63      75,652.87
                                                             2012      8.63         9.66      54,433.05
                                                             2013      9.66        10.57           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................. 2010     12.37        14.34     230,651.94
                                                             2011     14.34        13.12     149,387.78
                                                             2012     13.12        14.10     105,930.46
                                                             2013     14.10        19.27      49,616.52

Morgan Stanley Mid Cap Growth Investment Division (Class B)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))................................................ 2004     14.34        16.11      87,053.78
                                                             2005     16.11        16.89     144,414.87
                                                             2006     16.89        18.53     233,166.60
                                                             2007     18.53        19.69     278,142.29
                                                             2008     19.69         8.63     263,433.41
                                                             2009      8.63        11.33     232,422.73
                                                             2010     11.33        12.25           0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MSCI EAFE(R) Index Investment Division (Class B)........ 2004    $ 9.40       $10.91      332,349.68
                                                         2005     10.91        12.12      858,238.92
                                                         2006     12.12        14.95    1,194,424.94
                                                         2007     14.95        16.24    1,350,230.97
                                                         2008     16.24         9.23    1,590,004.75
                                                         2009      9.23        11.64    1,410,760.29
                                                         2010     11.64        12.35    1,345,440.92
                                                         2011     12.35        10.60    1,113,726.53
                                                         2012     10.60        12.30      651,851.98
                                                         2013     12.30        14.70      359,521.98

Neuberger Berman Genesis Investment Division (Class B).. 2004     15.92        17.88      319,423.19
                                                         2005     17.88        18.26      519,681.12
                                                         2006     18.26        20.91      565,296.57
                                                         2007     20.91        19.80      532,334.89
                                                         2008     19.80        11.96      434,107.53
                                                         2009     11.96        13.26      407,729.67
                                                         2010     13.26        15.83      378,764.16
                                                         2011     15.83        16.42      216,512.39
                                                         2012     16.42        17.71       68,808.14
                                                         2013     17.71        24.07       60,773.35

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division
  (Class B))............................................ 2004     12.46        13.43       36,281.76
                                                         2005     13.43        14.27       72,907.38
                                                         2006     14.27        16.09      140,197.13
                                                         2007     16.09        15.39      199,724.02
                                                         2008     15.39         9.33      143,593.02
                                                         2009      9.33        12.55      125,031.77
                                                         2010     12.55        15.16      116,809.60
                                                         2011     15.16        14.12       84,642.29
                                                         2012     14.12        14.61       54,586.62
                                                         2013     14.61        15.83            0.00

Oppenheimer Global Equity Investment Division (Class B). 2004     12.48        14.36       27,956.80
                                                         2005     14.36        16.38      117,941.26
                                                         2006     16.38        18.74      248,855.43
                                                         2007     18.74        19.57      343,124.58
                                                         2008     19.57        11.44      269,245.86
                                                         2009     11.44        15.72      222,415.71
                                                         2010     15.72        17.92      251,014.54
                                                         2011     17.92        16.14      182,740.84
                                                         2012     16.14        19.22      138,424.65
                                                         2013     19.22        24.02       79,536.63

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................... 2008    $ 9.99       $ 6.55       25,230.25
                                                            2009      6.55         8.54       33,984.78
                                                            2010      8.54         9.04       46,013.11
                                                            2011      9.04         8.28       39,722.38
                                                            2012      8.28         9.94       38,155.90
                                                            2013      9.94        10.56            0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)..................................... 2006     10.89        10.98       98,620.86
                                                            2007     10.98        11.96      347,789.82
                                                            2008     11.96        10.94    1,120,866.37
                                                            2009     10.94        12.70    1,110,381.27
                                                            2010     12.70        13.46      963,131.83
                                                            2011     13.46        14.71      757,531.33
                                                            2012     14.71        15.78      566,761.97
                                                            2013     15.78        14.07      362,620.81

PIMCO Total Return Investment Division (Class B)........... 2004     11.55        11.95      498,836.31
                                                            2005     11.95        12.01    1,136,842.07
                                                            2006     12.01        12.34    1,359,793.00
                                                            2007     12.34        13.05    1,553,384.52
                                                            2008     13.05        12.88    1,547,779.69
                                                            2009     12.88        14.95    1,549,998.52
                                                            2010     14.95        15.90    1,632,065.48
                                                            2011     15.90        16.13    1,199,554.25
                                                            2012     16.13        17.32      765,903.42
                                                            2013     17.32        16.71      418,754.92

Pyramis(R) Government Income Investment Division
  (Class B) (4/30/2012).................................... 2012     10.74        10.88      104,850.43
                                                            2013     10.88        10.21      104,268.97

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.73        6,873.72

Russell 2000(R) Index Investment Division (Class B)........ 2004     13.25        15.14      141,755.55
                                                            2005     15.14        15.52      350,011.64
                                                            2006     15.52        17.94      523,741.24
                                                            2007     17.94        17.34      570,083.25
                                                            2008     17.34        11.30      559,869.69
                                                            2009     11.30        13.97      532,783.70
                                                            2010     13.97        17.38      465,598.44
                                                            2011     17.38        16.36      352,163.58
                                                            2012     16.36        18.66      190,449.09
                                                            2013     18.66        25.36      100,173.54

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06      228,265.43
                                                            2013      1.06         1.15      272,044.50

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
SSgA Growth ETF Investment Division (Class B)
  (5/1/2006)................................................. 2006    $10.68       $11.37      26,769.64
                                                              2007     11.37        11.80      59,479.13
                                                              2008     11.80         7.78      34,105.98
                                                              2009      7.78         9.87     102,646.82
                                                              2010      9.87        11.08     180,551.76
                                                              2011     11.08        10.66     150,488.40
                                                              2012     10.66        12.06     109,867.55
                                                              2013     12.06        14.00      84,749.84

SSgA Growth and Income ETF Investment Division (Class B)
  (5/1/2006)................................................. 2006     10.49        11.11      22,946.50
                                                              2007     11.11        11.52      30,912.00
                                                              2008     11.52         8.48      45,979.46
                                                              2009      8.48        10.42     393,719.43
                                                              2010     10.42        11.50     852,972.08
                                                              2011     11.50        11.42     802,882.00
                                                              2012     11.42        12.67     624,066.59
                                                              2013     12.67        14.07     344,615.38

T. Rowe Price Large Cap Growth Investment Division
  (Class B).................................................. 2004     10.98        11.87     110,295.64
                                                              2005     11.87        12.41     294,698.78
                                                              2006     12.41        13.78     410,605.16
                                                              2007     13.78        14.78     636,200.16
                                                              2008     14.78         8.43     539,130.67
                                                              2009      8.43        11.85     473,303.91
                                                              2010     11.85        13.61     410,678.72
                                                              2011     13.61        13.20     302,558.67
                                                              2012     13.20        15.40     210,118.62
                                                              2013     15.40        21.01     210,410.45

T. Rowe Price Large Cap Growth Investment Division (Class B)
  (formerly RCM Technology Investment Division
  (Class B))................................................. 2004      4.12         4.29      73,802.78
                                                              2005      4.29         4.68     148,140.40
                                                              2006      4.68         4.84     259,282.93
                                                              2007      4.84         6.27     762,703.26
                                                              2008      6.27         3.42     706,859.86
                                                              2009      3.42         5.35     884,140.78
                                                              2010      5.35         6.71     791,642.65
                                                              2011      6.71         5.95     656,456.55
                                                              2012      5.95         6.56     375,174.75
                                                              2013      6.56         6.85           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2004    $ 6.21       $ 7.03      107,430.42
                                                       2005      7.03         7.92      343,464.54
                                                       2006      7.92         8.27      506,529.21
                                                       2007      8.27         9.56      876,740.66
                                                       2008      9.56         5.66    1,025,221.21
                                                       2009      5.66         8.10      964,784.27
                                                       2010      8.10        10.17      912,701.94
                                                       2011     10.17         9.83      715,781.96
                                                       2012      9.83        10.99      481,721.39
                                                       2013     10.99        14.76      296,056.46

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2004     12.11        12.89       69,587.07
                                                       2005     12.89        14.03      124,476.65
                                                       2006     14.03        14.29      172,403.57
                                                       2007     14.29        15.39      162,352.58
                                                       2008     15.39         9.63      169,587.64
                                                       2009      9.63        13.13      175,810.58
                                                       2010     13.13        17.39      196,651.13
                                                       2011     17.39        17.34      169,744.18
                                                       2012     17.34        19.76      110,211.97
                                                       2013     19.76        28.02       68,771.11

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2004     18.13        19.18      172,124.52
                                                       2005     19.18        19.34      576,153.07
                                                       2006     19.34        19.93      721,556.34
                                                       2007     19.93        20.32      728,579.12
                                                       2008     20.32        16.94      512,516.99
                                                       2009     16.94        21.96      449,321.31
                                                       2010     21.96        24.28      475,940.31
                                                       2011     24.28        25.27      331,231.86
                                                       2012     25.27        27.64      185,959.50
                                                       2013     27.64        27.40       83,696.66

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2004     14.98        15.31      179,014.21
                                                       2005     15.31        15.26      589,407.46
                                                       2006     15.26        15.59      712,004.15
                                                       2007     15.59        15.95      715,332.75
                                                       2008     15.95        15.59      521,318.83
                                                       2009     15.59        15.96      515,974.90
                                                       2010     15.96        16.55      464,341.87
                                                       2011     16.55        17.13      337,356.88
                                                       2012     17.13        17.35      172,118.84
                                                       2013     17.35        16.90       89,147.03

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
At 1.95 Separate Account Charge:

American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006   $ 14.10      $ 14.75     357,999.08
                                                       2007     14.75        14.95     823,793.83
                                                       2008     14.95        13.29     516,021.08
                                                       2009     13.29        14.67     476,103.99
                                                       2010     14.67        15.32     430,749.12
                                                       2011     15.32        15.94     374,436.71
                                                       2012     15.94        16.47     285,198.79
                                                       2013     16.47        15.80     178,187.91

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2004     15.87        18.81     154,178.34
                                                       2005     18.81        23.12     388,885.90
                                                       2006     23.12        28.13     690,957.63
                                                       2007     28.13        33.50     932,881.79
                                                       2008     33.50        15.27     856,429.19
                                                       2009     15.27        24.15     816,662.29
                                                       2010     24.15        29.00     755,027.85
                                                       2011     29.00        22.99     555,102.58
                                                       2012     22.99        26.64     340,259.51
                                                       2013     26.64        33.52     182,666.67

American Funds Growth Investment Division (Class 2)... 2004    103.43       114.11      97,615.02
                                                       2005    114.11       130.03     234,076.91
                                                       2006    130.03       140.56     338,346.73
                                                       2007    140.56       154.85     382,373.62
                                                       2008    154.85        85.07     383,696.41
                                                       2009     85.07       116.31     352,893.24
                                                       2010    116.31       135.38     316,777.93
                                                       2011    135.38       127.09     232,992.95
                                                       2012    127.09       146.92     143,824.15
                                                       2013    146.92       187.46      72,690.23

American Funds Growth-Income Investment Division
  (Class 2)........................................... 2004     80.49        87.13     102,191.11
                                                       2005     87.13        90.43     253,909.56
                                                       2006     90.43       102.17     351,895.32
                                                       2007    102.17       105.24     383,293.04
                                                       2008    105.24        64.14     326,500.85
                                                       2009     64.14        82.55     305,376.46
                                                       2010     82.55        90.21     291,739.97
                                                       2011     90.21        86.85     211,540.78
                                                       2012     86.85       100.06     118,218.96
                                                       2013    100.06       131.00      62,145.07

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.75 SEPARATE ACCOUNT CHARGE


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012).......................... 2012    $10.18       $10.50       1,506.50
                                                           2013     10.50        11.47       1,355.73

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.99      73,933.97
                                                           2009      6.99         8.88      83,052.66
                                                           2010      8.88         9.79      77,894.11
                                                           2011      9.79         9.42      76,930.92
                                                           2012      9.42        10.51       5,279.00
                                                           2013     10.51        12.24       7,066.48

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).............................................. 2006     14.17        14.82         366.37
                                                           2007     14.82        15.03       7,044.56
                                                           2008     15.03        13.36       1,550.22
                                                           2009     13.36        14.77       1,713.92
                                                           2010     14.77        15.42       5,326.74
                                                           2011     15.42        16.06       7,836.53
                                                           2012     16.06        16.60      11,103.36
                                                           2013     16.60        15.93       4,154.28

American Funds Global Small Capitalization Investment
  Division+ (Class 2)..................................... 2004     15.91        18.87      32,210.40
                                                           2005     18.87        23.21      34,001.23
                                                           2006     23.21        28.26      37,575.75
                                                           2007     28.26        33.66      36,898.97
                                                           2008     33.66        15.35      30,590.88
                                                           2009     15.35        24.29      35,349.27
                                                           2010     24.29        29.18      36,509.04
                                                           2011     29.18        23.15      26,183.42
                                                           2012     23.15        26.84      23,925.81
                                                           2013     26.84        33.78      15,973.12

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.34      65,717.49
                                                           2009      6.34         8.35      97,237.85
                                                           2010      8.35         9.31     101,542.91
                                                           2011      9.31         8.72      65,253.51
                                                           2012      8.72         9.95      64,206.73
                                                           2013      9.95        12.24      63,466.82

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth Investment Division+ (Class 2)...... 2004   $104.42      $115.25     20,010.20
                                                           2005    115.25       131.40     21,095.03
                                                           2006    131.40       142.11     14,704.81
                                                           2007    142.11       156.63     14,216.90
                                                           2008    156.63        86.10     13,079.93
                                                           2009     86.10       117.77     12,310.15
                                                           2010    117.77       137.15     11,978.25
                                                           2011    137.15       128.82     10,288.82
                                                           2012    128.82       148.99      9,372.62
                                                           2013    148.99       190.19      6,918.31

American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2004     81.26        88.00     19,915.47
                                                           2005     88.00        91.38     18,399.97
                                                           2006     91.38       103.30     16,270.03
                                                           2007    103.30       106.46     15,894.19
                                                           2008    106.46        64.91     12,181.32
                                                           2009     64.91        83.59     11,930.37
                                                           2010     83.59        91.39     11,880.14
                                                           2011     91.39        88.03     10,850.54
                                                           2012     88.03       101.47      9,830.68
                                                           2013    101.47       132.91      8,455.61

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.66      7,151.54
                                                           2009      7.66         9.29     37,245.58
                                                           2010      9.29        10.04     39,837.74
                                                           2011     10.04         9.88     44,954.67
                                                           2012      9.88        10.76     38,365.83
                                                           2013     10.76        12.00     35,221.04

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.11        11.49      4,341.85
                                                           2013     11.49        10.90      4,204.44

Baillie Gifford International Stock Investment Division
  (Class B)............................................... 2004     11.29        12.87          0.00
                                                           2005     12.87        14.87          0.00
                                                           2006     14.87        16.98          0.00
                                                           2007     16.98        18.37          0.00
                                                           2008     18.37        10.06        232.69
                                                           2009     10.06        12.05        266.18
                                                           2010     12.05        12.65        790.52
                                                           2011     12.65         9.93      4,102.42
                                                           2012      9.93        11.65      3,963.75
                                                           2013     11.65        13.18      3,879.41

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Barclays Aggregate Bond Index Investment Division (Class B)
  (formerly Barclays Capital Aggregate Bond Index Investment
  Division (Class B))........................................ 2004    $12.17       $12.50         58.64
                                                              2005     12.50        12.51        855.95
                                                              2006     12.51        12.76      1,339.25
                                                              2007     12.76        13.38        861.50
                                                              2008     13.38        13.88        562.59
                                                              2009     13.88        14.32      3,473.53
                                                              2010     14.32        14.87      5,654.07
                                                              2011     14.87        15.68      4,825.32
                                                              2012     15.68        15.97      4,884.55
                                                              2013     15.97        15.29      5,155.12

BlackRock Bond Income Investment Division (Class B).......... 2004     40.27        41.62          0.00
                                                              2005     41.62        41.78          0.00
                                                              2006     41.78        42.76          0.00
                                                              2007     42.76        44.54          0.00
                                                              2008     44.54        42.16          0.00
                                                              2009     42.16        45.24          0.00
                                                              2010     45.24        48.04        598.77
                                                              2011     48.04        50.18      1,042.77
                                                              2012     50.18        52.90      1,069.87
                                                              2013     52.90        51.46      1,057.68

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B))........................................ 2004     22.43        24.52        594.47
                                                              2005     24.52        25.72          8.05
                                                              2006     25.72        54.54         26.26
                                                              2007     54.54        30.56      2,897.89
                                                              2008     30.56        19.01      4,436.61
                                                              2009     19.01        25.50      4,416.46
                                                              2010     25.50        29.94      3,363.97
                                                              2011     29.94        26.72      4,297.62
                                                              2012     26.72        29.95      3,477.78
                                                              2013     29.95        39.42      2,585.99

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B) and before that FI Large Cap Investment
  Division (Class B)) (5/1/2006)............................. 2006     16.52        16.67          0.00
                                                              2007     16.67        16.99          0.00
                                                              2008     16.99         9.19          0.00
                                                              2009      9.19         9.56          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class B)...... 2004    $33.19       $35.73        597.48
                                                          2005     35.73        36.10        533.89
                                                          2006     36.10        39.11          0.00
                                                          2007     39.11        40.59          0.00
                                                          2008     40.59        29.92          0.00
                                                          2009     29.92        34.40          0.00
                                                          2010     34.40        36.95          0.00
                                                          2011     36.95        37.62          0.00
                                                          2012     37.62        41.44          0.00
                                                          2013     41.44        48.98          0.00

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012).................................. 2012      9.93        10.23     24,066.00
                                                          2013     10.23        11.09      4,040.50

BlackRock Large Cap Core Investment Division*
  (Class B).............................................. 2007     71.84        72.29          0.00
                                                          2008     72.29        44.53          0.00
                                                          2009     44.53        52.15          0.00
                                                          2010     52.15        57.63          0.00
                                                          2011     57.63        56.78          0.00
                                                          2012     56.78        63.27          0.00
                                                          2013     63.27        83.49          0.00

BlackRock Large Cap Core Investment Division (Class B)
  (formerly BlackRock Large Cap Investment Division
  (Class B))............................................. 2004     55.31        60.89          0.00
                                                          2005     60.89        61.82          0.00
                                                          2006     61.82        69.16          0.00
                                                          2007     69.16        72.45          0.00

BlackRock Large Cap Value Investment Division (Class B).. 2004     10.61        11.68          0.00
                                                          2005     11.68        12.12          0.00
                                                          2006     12.12        14.18          0.00
                                                          2007     14.18        14.37          0.00
                                                          2008     14.37         9.16          0.00
                                                          2009      9.16        10.00          0.00
                                                          2010     10.00        10.70      1,086.14
                                                          2011     10.70        10.73      1,781.60
                                                          2012     10.73        12.02      1,672.12
                                                          2013     12.02        15.56      1,353.08

BlackRock Money Market Investment Division (Class B)..... 2004     20.43        20.31          0.00
                                                          2005     20.31        20.48          0.00
                                                          2006     20.48        21.05          0.00
                                                          2007     21.05        21.68          0.00
                                                          2008     21.68        21.85          0.00
                                                          2009     21.85        21.53          0.00
                                                          2010     21.53        21.15          0.00
                                                          2011     21.15        20.79          0.00
                                                          2012     20.79        20.42          0.00
                                                          2013     20.42        20.07          0.00

                                                                     BEGINNING OF               NUMBER OF
                                                                         YEAR     END OF YEAR  ACCUMULATION
                                                                     ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                             ---- ------------ ------------ ------------
Clarion Global Real Estate Investment Division (Class B)....... 2004   $  9.99      $ 12.80     12,631.57
                                                                2005     12.80        14.25     20,958.59
                                                                2006     14.25        19.27     32,445.59
                                                                2007     19.27        16.09     21,639.74
                                                                2008     16.09         9.22     16,664.71
                                                                2009      9.22        12.21     12,199.75
                                                                2010     12.21        13.93     10,380.04
                                                                2011     13.93        12.92      9,389.31
                                                                2012     12.92        16.00     10,302.57
                                                                2013     16.00        16.28      9,239.60

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B))............................... 2004      6.53         7.08          0.00
                                                                2005      7.08         7.90          0.00
                                                                2006      7.90         7.63          0.00
                                                                2007      7.63         7.66          0.00
                                                                2008      7.66         4.59          0.00
                                                                2009      4.59         6.00          0.00
                                                                2010      6.00         7.29          0.00
                                                                2011      7.29         7.40          0.00
                                                                2012      7.40         8.62          0.00
                                                                2013      8.62        12.33          0.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B)).................. 2006      9.12         9.76          0.00
                                                                2007      9.76         9.02          0.00
                                                                2008      9.02         4.02          0.00
                                                                2009      4.02         5.45          0.00
                                                                2010      5.45         5.75          0.00
                                                                2011      5.75         6.11          0.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason Clearbridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B) and before that
  MFS(R) Investors Trust Investment Division (Class B))........ 2004      7.55         8.35          0.00
                                                                2005      8.35         8.77          0.00
                                                                2006      8.77         9.16          0.00

ClearBridge Aggressive Growth II Investment Division (Class B)
  (formerly Janus Forty Investment Division (Class B))
  (4/30/2007).................................................. 2007    133.55       163.45        326.64
                                                                2008    163.45        93.15      2,011.44
                                                                2009     93.15       130.77      2,273.93
                                                                2010    130.77       140.58      2,171.15
                                                                2011    140.58       127.72      1,703.39
                                                                2012    127.72       153.75      2,297.07
                                                                2013    153.75       194.57      1,558.46

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)......... 2004    $27.63       $29.67          0.00
                                                           2005     29.67        32.07         30.21
                                                           2006     32.07        44.60         36.03
                                                           2007     44.60        36.94          0.00
                                                           2008     36.94        21.95        432.80
                                                           2009     21.95        28.40        490.13
                                                           2010     28.40        31.17        585.64
                                                           2011     31.17        29.33        551.92
                                                           2012     29.33        32.45        490.79
                                                           2013     32.45        42.53        444.65

Frontier Mid Cap Growth Investment Division (Class B)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class B))..................................... 2004     31.73        35.10         22.87
                                                           2005     35.10        38.09         20.44
                                                           2006     38.09        39.85          0.00
                                                           2007     39.85        47.08          0.00
                                                           2008     47.08        25.05          0.00
                                                           2009     25.05        36.70        146.81
                                                           2010     36.70        41.47         19.24
                                                           2011     41.47        39.43         19.30
                                                           2012     39.43        42.89         18.12
                                                           2013     42.89        55.81         16.42

Harris Oakmark International Investment Division
  (Class B)............................................... 2004     11.92        13.81          0.00
                                                           2005     13.81        15.50          0.00
                                                           2006     15.50        19.63          0.00
                                                           2007     19.63        19.07          0.00
                                                           2008     19.07        11.08          0.00
                                                           2009     11.08        16.88        313.50
                                                           2010     16.88        19.31         96.20
                                                           2011     19.31        16.27        107.19
                                                           2012     16.27        20.66        105.71
                                                           2013     20.66        26.50         83.80

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04     99,549.16
                                                           2013      1.04         1.04     13,437.90

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2012     24.15        24.77        471.72
                                                           2013     24.77        31.72        465.89

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2004    $18.20       $21.19           0.00
                                                           2005     21.19        23.30           0.00
                                                           2006     23.30        25.46           0.00
                                                           2007     25.46        25.82           0.00
                                                           2008     25.82        13.32           0.00
                                                           2009     13.32        19.34         137.79
                                                           2010     19.34        23.96          35.07
                                                           2011     23.96        21.97         365.37
                                                           2012     21.97        24.27           0.00

Invesco Small Cap Growth Investment Division (Class B).... 2004     11.26        12.03           0.00
                                                           2005     12.03        12.80           0.00
                                                           2006     12.80        14.37           0.00
                                                           2007     14.37        15.68           0.00
                                                           2008     15.68         9.44         368.96
                                                           2009      9.44        12.41           0.00
                                                           2010     12.41        15.39           1.47
                                                           2011     15.39        14.96           0.00
                                                           2012     14.96        17.38           0.00
                                                           2013     17.38        23.95           0.00

Jennison Growth Investment Division (Class B)............. 2005      3.99         4.79           0.00
                                                           2006      4.79         4.82           0.00
                                                           2007      4.82         5.28           0.00
                                                           2008      5.28         3.29           0.00
                                                           2009      3.29         4.51           0.00
                                                           2010      4.51         4.94           0.00
                                                           2011      4.94         4.86           0.00
                                                           2012      4.86         5.52       3,852.78
                                                           2013      5.52         7.42       3,798.40
Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B)).............................................. 2004      4.16         4.33           0.00
                                                           2005      4.33         3.95           0.00

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005).......................... 2005      7.83         8.48           0.00
                                                           2006      8.48         8.97       1,330.91
                                                           2007      8.97        10.07      13,084.61
                                                           2008     10.07         5.35      10,767.80
                                                           2009      5.35         7.55       7,283.21
                                                           2010      7.55         8.12       2,756.60
                                                           2011      8.12         7.87       2,563.09
                                                           2012      7.87         8.84           0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04     108,701.06
                                                           2013      1.04         1.14     100,507.52

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Loomis Sayles Global Markets Investment Division (Class B)
  (4/29/2013).............................................. 2013    $14.98       $16.42      6,870.02

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.96          0.00
                                                            2009      7.96        10.00        374.81
                                                            2010     10.00        10.99        312.24
                                                            2011     10.99        11.03      6,926.28
                                                            2012     11.03        12.19     12,579.99
                                                            2013     12.19        12.71          0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2004     22.61        25.56          0.00
                                                            2005     25.56        26.79          0.00
                                                            2006     26.79        30.65          0.00
                                                            2007     30.65        33.61          0.00
                                                            2008     33.61        21.12          0.00
                                                            2009     21.12        26.96          0.00
                                                            2010     26.96        33.71        103.47
                                                            2011     33.71        33.23        608.75
                                                            2012     33.23        37.31        587.41
                                                            2013     37.31        51.59        470.62

Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2004      8.71         9.63          0.00
                                                            2005      9.63         9.87          0.00
                                                            2006      9.87        10.65          0.00
                                                            2007     10.65        10.91          0.00
                                                            2008     10.91         6.29        554.05
                                                            2009      6.29         8.02          0.00
                                                            2010      8.02        10.35          2.17
                                                            2011     10.35        10.45          0.00
                                                            2012     10.45        11.39          0.00
                                                            2013     11.39        16.61          0.00

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2004     15.51        16.48         92.03
                                                            2005     16.48        16.44        201.19
                                                            2006     16.44        17.63        183.25
                                                            2007     17.63        18.46          0.00
                                                            2008     18.46        14.76        627.99
                                                            2009     14.76        19.85        771.80
                                                            2010     19.85        22.03        759.32
                                                            2011     22.03        22.61        708.18
                                                            2012     22.61        25.10      4,115.14
                                                            2013     25.10        26.63      4,070.82

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Artisan Mid Cap Value Investment Division (Class B).... 2004    $28.98       $31.37          0.00
                                                            2005     31.37        33.82         28.78
                                                            2006     33.82        43.02         37.28
                                                            2007     43.02        34.04          0.00
                                                            2008     34.04        18.02          0.00
                                                            2009     18.02        25.00          0.00
                                                            2010     25.00        28.19          0.00
                                                            2011     28.19        29.50          0.00
                                                            2012     29.50        32.35          0.00
                                                            2013     32.35        43.39          0.00

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)..................................... 2011      9.98         9.74          0.00
                                                            2012      9.74         9.99          0.00
                                                            2013      9.99         9.93          0.00

MetLife Aggressive Strategy Investment Division
  (Class B)................................................ 2011     11.90        10.17          0.00
                                                            2012     10.17        11.67          0.00
                                                            2013     11.67        14.85          0.00

MetLife Aggressive Strategy Investment Division (Class B)
  (formerly MetLife Aggressive Allocation Investment
  Division (Class B))...................................... 2005      9.99        11.12          0.00
                                                            2006     11.12        12.64          0.00
                                                            2007     12.64        12.82          0.14
                                                            2008     12.82         7.50          0.00
                                                            2009      7.50         9.69          0.00
                                                            2010      9.69        11.02          0.16
                                                            2011     11.02        11.94          0.00

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012).............................................. 2012      9.96        10.40      1,522.78
                                                            2013     10.40        11.69     37,846.68

MetLife Conservative Allocation Investment Division
  (Class B) (5/1/2005)..................................... 2005      9.99        10.27          0.00
                                                            2006     10.27        10.79      4,443.93
                                                            2007     10.79        11.19      7,507.03
                                                            2008     11.19         9.41     14,440.75
                                                            2009      9.41        11.15      4,435.17
                                                            2010     11.15        12.06      5,075.63
                                                            2011     12.06        12.24      4,740.14
                                                            2012     12.24        13.13      4,738.05
                                                            2013     13.13        13.45      7,222.41

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Investment
  Division (Class B) (5/1/2005)........................... 2005    $ 9.99       $10.49           0.00
                                                           2006     10.49        11.28      68,841.14
                                                           2007     11.28        11.61      11,197.95
                                                           2008     11.61         8.95      44,438.12
                                                           2009      8.95        10.87      39,230.81
                                                           2010     10.87        11.92      33,827.57
                                                           2011     11.92        11.83      31,656.67
                                                           2012     11.83        12.96      35,897.58
                                                           2013     12.96        14.13      47,826.99

MetLife Growth Strategy Investment Division (Class B)
  (4/29/2013)............................................. 2013     11.42        12.99           0.00

MetLife Growth Strategy Investment Division (Class B)
  (formerly Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (4/28/2008).............. 2008      9.99         7.01           0.00
                                                           2009      7.01         8.86           0.00
                                                           2010      8.86         9.58           0.00
                                                           2011      9.58         9.25           0.00
                                                           2012      9.25        10.55           0.00
                                                           2013     10.55        11.35           0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................... 2004     11.49        12.84           0.00
                                                           2005     12.84        14.14         176.38
                                                           2006     14.14        15.26         257.83
                                                           2007     15.26        16.12         182.82
                                                           2008     16.12        10.08         209.30
                                                           2009     10.08        13.54         308.29
                                                           2010     13.54        16.77         491.80
                                                           2011     16.77        16.12         628.91
                                                           2012     16.12        18.58         641.61
                                                           2013     18.58        24.26         558.68

MetLife Moderate Allocation Investment Division (Class B)
  (5/1/2005).............................................. 2005      9.99        10.72       2,546.27
                                                           2006     10.72        11.78      22,134.36
                                                           2007     11.78        12.08     127,479.50
                                                           2008     12.08         8.47      91,170.91
                                                           2009      8.47        10.53     126,156.77
                                                           2010     10.53        11.71     131,067.79
                                                           2011     11.71        11.35     138,581.05
                                                           2012     11.35        12.63     145,923.16
                                                           2013     12.63        14.64     151,323.36

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B) (5/1/2005)....................... 2005    $ 9.99       $10.94           0.00
                                                       2006     10.94        12.28      46,956.99
                                                       2007     12.28        12.53     113,725.91
                                                       2008     12.53         7.99      73,977.92
                                                       2009      7.99        10.14      76,595.92
                                                       2010     10.14        11.43      63,428.61
                                                       2011     11.43        10.80      52,642.71
                                                       2012     10.80        12.25      53,414.87
                                                       2013     12.25        14.96      54,249.98

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)............................... 2013      1.07         1.12           0.00

MetLife Stock Index Investment Division (Class B)..... 2004     32.28        34.90           0.00
                                                       2005     34.90        35.80         761.21
                                                       2006     35.80        40.52         886.76
                                                       2007     40.52        41.80         769.18
                                                       2008     41.80        25.77         905.98
                                                       2009     25.77        31.88       2,128.35
                                                       2010     31.88        35.87       2,753.76
                                                       2011     35.87        35.83       2,668.71
                                                       2012     35.83        40.63       2,458.77
                                                       2013     40.63        52.59       2,198.25

MFS(R) Research International Investment Division
  (Class B)........................................... 2004      9.63        11.03           0.00
                                                       2005     11.03        12.63          78.00
                                                       2006     12.63        15.70         188.05
                                                       2007     15.70        17.48           0.00
                                                       2008     17.48         9.90           0.00
                                                       2009      9.90        12.80           0.00
                                                       2010     12.80        14.01         132.88
                                                       2011     14.01        12.29         143.50
                                                       2012     12.29        14.10         144.16
                                                       2013     14.10        16.52         134.13

MFS(R) Total Return Investment Division (Class B)..... 2004     34.63        37.57         720.93
                                                       2005     37.57        37.98       2,111.55
                                                       2006     37.98        41.77       3,022.66
                                                       2007     41.77        42.73       6,662.41
                                                       2008     42.73        32.61      10,151.25
                                                       2009     32.61        37.90       9,731.12
                                                       2010     37.90        40.90      10,501.07
                                                       2011     40.90        41.06       9,867.25
                                                       2012     41.06        44.90      10,088.62
                                                       2013     44.90        52.38       9,533.01

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B).................. 2004    $11.90       $12.81          0.00
                                                             2005     12.81        12.38          0.00
                                                             2006     12.38        14.34          0.00
                                                             2007     14.34        13.52          0.00
                                                             2008     13.52         8.81          0.00
                                                             2009      8.81        10.44          0.00
                                                             2010     10.44        11.40          0.00
                                                             2011     11.40        11.28          0.00
                                                             2012     11.28        12.89          0.00
                                                             2013     12.89        17.15          0.00

MFS(R) Value Investment Division (Class B) (formerly FI
  Value Leaders Investment Division (Class B)).............. 2004     22.14        24.91          0.00
                                                             2005     24.91        27.04          0.00
                                                             2006     27.04        29.67          0.00
                                                             2007     29.67        30.30          0.00
                                                             2008     30.30        18.13          0.00
                                                             2009     18.13        21.64          0.00
                                                             2010     21.64        24.30          0.00
                                                             2011     24.30        22.36          0.00
                                                             2012     22.36        25.37          0.00
                                                             2013     25.37        27.90          0.00

MFS(R) Value Investment Division (Class B) (formerly Met/
  Franklin Mutual Shares Investment Division (Class B))
  (4/28/2008)............................................... 2008      9.99         6.58          0.00
                                                             2009      6.58         8.08        971.40
                                                             2010      8.08         8.81      2,263.87
                                                             2011      8.81         8.61      1,721.37
                                                             2012      8.61         9.64      1,694.88
                                                             2013      9.64        10.55          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................. 2010     12.29        14.24          0.00
                                                             2011     14.24        13.02          0.00
                                                             2012     13.02        13.99          0.00
                                                             2013     13.99        19.11          0.00

Morgan Stanley Mid Cap Growth Investment Division (Class B)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))................................................ 2004     14.29        16.05          0.00
                                                             2005     16.05        16.82          0.00
                                                             2006     16.82        18.44          0.00
                                                             2007     18.44        19.59          0.00
                                                             2008     19.59         8.57          0.00
                                                             2009      8.57        11.25        465.88
                                                             2010     11.25        12.17          0.00


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


                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MSCI EAFE(R) Index Investment Division (Class B)........ 2004    $ 9.38       $10.88        151.41
                                                         2005     10.88        12.08        784.62
                                                         2006     12.08        14.89        669.32
                                                         2007     14.89        16.17        531.12
                                                         2008     16.17         9.18        665.73
                                                         2009      9.18        11.57      1,172.79
                                                         2010     11.57        12.27      1,485.63
                                                         2011     12.27        10.53      1,654.64
                                                         2012     10.53        12.22      1,696.45
                                                         2013     12.22        14.59      1,579.21

Neuberger Berman Genesis Investment Division (Class B).. 2004     15.89        17.84          0.00
                                                         2005     17.84        18.21          0.00
                                                         2006     18.21        20.84          0.00
                                                         2007     20.84        19.72          0.00
                                                         2008     19.72        11.91          0.00
                                                         2009     11.91        13.20          0.00
                                                         2010     13.20        15.74          0.00
                                                         2011     15.74        16.32          0.00
                                                         2012     16.32        17.60          0.00
                                                         2013     17.60        23.90          0.00

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B)).. 2004     12.45        13.41          0.00
                                                         2005     13.41        14.24          0.00
                                                         2006     14.24        16.05         40.31
                                                         2007     16.05        15.34          0.00
                                                         2008     15.34         9.30          0.00
                                                         2009      9.30        12.50          0.00
                                                         2010     12.50        15.09          0.00
                                                         2011     15.09        14.04          0.00
                                                         2012     14.04        14.53          0.00
                                                         2013     14.53        15.74          0.00

Oppenheimer Global Equity Investment Division (Class B). 2004     12.43        14.31          0.00
                                                         2005     14.31        16.31          0.00
                                                         2006     16.31        18.65          0.00
                                                         2007     18.65        19.47          0.00
                                                         2008     19.47        11.37          0.00
                                                         2009     11.37        15.62          0.00
                                                         2010     15.62        17.80          0.00
                                                         2011     17.80        16.02          0.00
                                                         2012     16.02        19.07          0.00
                                                         2013     19.07        23.82          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................... 2008    $ 9.99       $ 6.55        457.88
                                                            2009      6.55         8.54        456.53
                                                            2010      8.54         9.03        462.29
                                                            2011      9.03         8.26        456.54
                                                            2012      8.26         9.92        456.54
                                                            2013      9.92        10.54          0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)..................................... 2006     10.88        10.96          0.00
                                                            2007     10.96        11.93        249.82
                                                            2008     11.93        10.91     12,891.35
                                                            2009     10.91        12.66     22,705.90
                                                            2010     12.66        13.41     27,018.22
                                                            2011     13.41        14.64     21,343.65
                                                            2012     14.64        15.70     33,607.84
                                                            2013     15.70        14.00     21,344.16

PIMCO Total Return Investment Division (Class B)........... 2004     11.53        11.92          0.00
                                                            2005     11.92        11.98          0.00
                                                            2006     11.98        12.31          0.00
                                                            2007     12.31        13.01          0.00
                                                            2008     13.01        12.83        829.01
                                                            2009     12.83        14.88        915.08
                                                            2010     14.88        15.82      2,111.02
                                                            2011     15.82        16.04      6,503.40
                                                            2012     16.04        17.22     11,959.43
                                                            2013     17.22        16.60     12,729.72

Pyramis(R) Government Income Investment Division (Class B)
  (4/30/2012).............................................. 2012     10.73        10.87          0.00
                                                            2013     10.87        10.20          0.00

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.72          0.00

Russell 2000(R) Index Investment Division (Class B)........ 2004     13.21        15.09          0.00
                                                            2005     15.09        15.47        159.60
                                                            2006     15.47        17.87        291.07
                                                            2007     17.87        17.26        168.48
                                                            2008     17.26        11.25        507.15
                                                            2009     11.25        13.89        296.58
                                                            2010     13.89        17.28        263.85
                                                            2011     17.28        16.25        258.61
                                                            2012     16.25        18.53        254.59
                                                            2013     18.53        25.16        220.61

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06          0.00
                                                            2013      1.06         1.15          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
SSgA Growth ETF Investment Division (Class B)
  (5/1/2006)................................................. 2006    $10.68       $11.36          0.00
                                                              2007     11.36        11.79        641.07
                                                              2008     11.79         7.76          0.00
                                                              2009      7.76         9.85          0.00
                                                              2010      9.85        11.05          1.14
                                                              2011     11.05        10.63      7,294.04
                                                              2012     10.63        12.01      7,265.68
                                                              2013     12.01        13.94      7,240.24

SSgA Growth and Income ETF Investment Division (Class B)
  (5/1/2006)................................................. 2006     10.49        11.11          0.00
                                                              2007     11.11        11.50          0.00
                                                              2008     11.50         8.47          0.00
                                                              2009      8.47        10.39          0.00
                                                              2010     10.39        11.46     33,962.01
                                                              2011     11.46        11.39     33,740.63
                                                              2012     11.39        12.62     16,670.59
                                                              2013     12.62        14.01     15,572.50

T. Rowe Price Large Cap Growth Investment Division
  (Class B).................................................. 2004     10.95        11.84          0.00
                                                              2005     11.84        12.37          0.00
                                                              2006     12.37        13.72          0.00
                                                              2007     13.72        14.72          0.00
                                                              2008     14.72         8.38          0.00
                                                              2009      8.38        11.79          0.00
                                                              2010     11.79        13.52          0.00
                                                              2011     13.52        13.11          0.00
                                                              2012     13.11        15.29          0.00
                                                              2013     15.29        20.85      1,499.42

T. Rowe Price Large Cap Growth Investment Division (Class B)
  (formerly RCM Technology Investment Division
  (Class B))................................................. 2004      4.12         4.28          0.00
                                                              2005      4.28         4.67     12,268.89
                                                              2006      4.67         4.83     12,506.14
                                                              2007      4.83         6.24     12,278.46
                                                              2008      6.24         3.41     12,268.89
                                                              2009      3.41         5.32     12,789.87
                                                              2010      5.32         6.68     12,780.84
                                                              2011      6.68         5.92     16,042.85
                                                              2012      5.92         6.52      4,031.03
                                                              2013      6.52         6.81          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2004    $ 6.20       $ 7.02          0.00
                                                       2005      7.02         7.90          0.00
                                                       2006      7.90         8.24          0.00
                                                       2007      8.24         9.53          0.00
                                                       2008      9.53         5.64          0.00
                                                       2009      5.64         8.06          0.00
                                                       2010      8.06        10.12        340.35
                                                       2011     10.12         9.78      2,008.40
                                                       2012      9.78        10.93      1,962.07
                                                       2013     10.93        14.67      1,662.19

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2004     12.07        12.84          0.00
                                                       2005     12.84        13.97          0.00
                                                       2006     13.97        14.22          0.00
                                                       2007     14.22        15.31          0.00
                                                       2008     15.31         9.58          0.00
                                                       2009      9.58        13.05          0.00
                                                       2010     13.05        17.27          0.00
                                                       2011     17.27        17.22        213.99
                                                       2012     17.22        19.61        282.56
                                                       2013     19.61        27.78        281.16

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2004     18.04        19.08          0.00
                                                       2005     19.08        19.23        366.89
                                                       2006     19.23        19.81        397.25
                                                       2007     19.81        20.19        316.42
                                                       2008     20.19        16.82        902.52
                                                       2009     16.82        21.80        973.25
                                                       2010     21.80        24.09        942.11
                                                       2011     24.09        25.05        906.07
                                                       2012     25.05        27.39        551.99
                                                       2013     27.39        27.14        519.86

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2004     14.91        15.23        239.72
                                                       2005     15.23        15.18        933.66
                                                       2006     15.18        15.50        916.62
                                                       2007     15.50        15.84        398.04
                                                       2008     15.84        15.48      1,438.15
                                                       2009     15.48        15.84      2,228.64
                                                       2010     15.84        16.42      2,183.04
                                                       2011     16.42        16.98      2,158.89
                                                       2012     16.98        17.19      1,667.60
                                                       2013     17.19        16.74      1,608.68

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
At 2.00 Separate Account Charge:

American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006   $ 14.04      $ 14.68          0.00
                                                       2007     14.68        14.87          0.00
                                                       2008     14.87        13.21      1,130.12
                                                       2009     13.21        14.58      1,257.47
                                                       2010     14.58        15.21      1,177.60
                                                       2011     15.21        15.82      1,096.61
                                                       2012     15.82        16.34        997.21
                                                       2013     16.34        15.67        922.71

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2004     15.82        18.75          0.00
                                                       2005     18.75        23.04         42.87
                                                       2006     23.04        28.01         58.25
                                                       2007     28.01        33.34          0.00
                                                       2008     33.34        15.18          0.00
                                                       2009     15.18        24.01        217.56
                                                       2010     24.01        28.81          1.01
                                                       2011     28.81        22.83          0.00
                                                       2012     22.83        26.45          0.00
                                                       2013     26.45        33.26          0.00

American Funds Growth Investment Division (Class 2)... 2004    102.41       112.92          0.00
                                                       2005    112.92       128.61         30.26
                                                       2006    128.61       138.96         46.32
                                                       2007    138.96       153.01          0.00
                                                       2008    153.01        84.02          0.00
                                                       2009     84.02       114.82          0.00
                                                       2010    114.82       133.57          0.00
                                                       2011    133.57       125.33          0.00
                                                       2012    125.33       144.81          0.00
                                                       2013    144.81       184.68          0.00

American Funds Growth-Income Investment Division
  (Class 2)........................................... 2004     79.70        86.22          0.00
                                                       2005     86.22        89.45         32.66
                                                       2006     89.45       101.01         47.81
                                                       2007    101.01       103.99          0.00
                                                       2008    103.99        63.35        156.59
                                                       2009     63.35        81.49        177.65
                                                       2010     81.49        89.01        165.64
                                                       2011     89.01        85.65        239.51
                                                       2012     85.65        98.62        252.18
                                                       2013     98.62       129.06        240.32

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.85 SEPARATE ACCOUNT CHARGE


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012).......................... 2012    $10.17       $10.48      36,328.12
                                                           2013     10.48        11.44      37,078.47

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.98      87,557.69
                                                           2009      6.98         8.87      41,711.76
                                                           2010      8.87         9.77      92,828.41
                                                           2011      9.77         9.38     107,643.05
                                                           2012      9.38        10.46      93,625.56
                                                           2013     10.46        12.17     102,691.85

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).............................................. 2006     14.04        14.68         285.76
                                                           2007     14.68        14.87       2,966.80
                                                           2008     14.87        13.21       5,323.72
                                                           2009     13.21        14.58       5,861.01
                                                           2010     14.58        15.21      11,666.92
                                                           2011     15.21        15.82       6,677.55
                                                           2012     15.82        16.34       6,740.41
                                                           2013     16.34        15.67       6,364.76

American Funds Global Small Capitalization Investment
  Division+ (Class 2)..................................... 2004     15.82        18.75      35,175.14
                                                           2005     18.75        23.04      41,539.10
                                                           2006     23.04        28.01      76,385.21
                                                           2007     28.01        33.34      66,717.75
                                                           2008     33.34        15.18      60,337.00
                                                           2009     15.18        24.01      55,245.60
                                                           2010     24.01        28.81      65,640.24
                                                           2011     28.81        22.83      52,057.82
                                                           2012     22.83        26.45      49,747.37
                                                           2013     26.45        33.26      47,742.34

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.34     147,345.36
                                                           2009      6.34         8.34     276,752.11
                                                           2010      8.34         9.29     280,633.32
                                                           2011      9.29         8.69     227,683.77
                                                           2012      8.69         9.91     128,836.99
                                                           2013      9.91        12.17     125,164.05

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth Investment Division+ (Class 2)...... 2004   $102.36      $112.86      20,523.05
                                                           2005    112.86       128.55      19,557.50
                                                           2006    128.55       138.89      18,383.62
                                                           2007    138.89       152.93      16,417.04
                                                           2008    152.93        83.98      14,835.46
                                                           2009     83.98       114.76      13,657.62
                                                           2010    114.76       133.51      17,941.24
                                                           2011    133.51       125.27      13,126.35
                                                           2012    125.27       144.74      12,739.62
                                                           2013    144.74       184.59      11,411.71

American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2004     79.66        86.18      28,078.77
                                                           2005     86.18        89.40      20,444.99
                                                           2006     89.40       100.96      18,095.73
                                                           2007    100.96       103.94      16,950.80
                                                           2008    103.94        63.31      13,873.69
                                                           2009     63.31        81.45      12,956.38
                                                           2010     81.45        88.96      18,114.74
                                                           2011     88.96        85.61      14,345.28
                                                           2012     85.61        98.57      13,169.67
                                                           2013     98.57       128.99      11,922.99

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.66      52,675.94
                                                           2009      7.66         9.28      72,355.31
                                                           2010      9.28        10.01     112,893.27
                                                           2011     10.01         9.84     147,367.31
                                                           2012      9.84        10.71     213,362.17
                                                           2013     10.71        11.94     249,483.31

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.10        11.47      39,211.34
                                                           2013     11.47        10.88      40,591.22

Baillie Gifford International Stock Investment Division
  (Class B)............................................... 2004     11.14        12.69       2,465.13
                                                           2005     12.69        14.65      10,628.57
                                                           2006     14.65        16.72      23,054.77
                                                           2007     16.72        18.06      44,197.05
                                                           2008     18.06         9.88      79,005.37
                                                           2009      9.88        11.83      66,649.39
                                                           2010     11.83        12.41      60,839.58
                                                           2011     12.41         9.73      59,636.67
                                                           2012      9.73        11.40      57,539.03
                                                           2013     11.40        12.88      53,025.11

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Barclays Aggregate Bond Index Investment Division (Class B)
  (formerly Barclays Capital Aggregate Bond Index Investment
  Division (Class B))........................................ 2004    $12.10       $12.42     112,089.24
                                                              2005     12.42        12.42     259,575.03
                                                              2006     12.42        12.66     298,677.10
                                                              2007     12.66        13.25     386,972.91
                                                              2008     13.25        13.74     275,501.13
                                                              2009     13.74        14.16     270,397.68
                                                              2010     14.16        14.69     274,320.10
                                                              2011     14.69        15.48     292,326.64
                                                              2012     15.48        15.74     293,949.03
                                                              2013     15.74        15.06     279,099.12

BlackRock Bond Income Investment Division (Class B).......... 2004     39.44        40.74      12,203.33
                                                              2005     40.74        40.86      25,429.41
                                                              2006     40.86        41.77      41,165.96
                                                              2007     41.77        43.47      54,499.65
                                                              2008     43.47        41.11      39,516.18
                                                              2009     41.11        44.06      32,834.42
                                                              2010     44.06        46.74      30,160.60
                                                              2011     46.74        48.78      26,212.18
                                                              2012     48.78        51.37      26,074.81
                                                              2013     51.37        49.92      32,685.99

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B))........................................ 2004     22.22        24.27       9,423.14
                                                              2005     24.27        25.44       4,568.51
                                                              2006     25.44        25.94       8,075.47
                                                              2007     25.94        30.16      38,186.68
                                                              2008     30.16        18.74      37,676.48
                                                              2009     18.74        25.12      58,160.77
                                                              2010     25.12        29.46      54,177.76
                                                              2011     29.46        26.27      56,007.83
                                                              2012     26.27        29.41      52,734.20
                                                              2013     29.41        38.67      51,250.94

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B) and before that FI Large Cap Investment
  Division (Class B)) (5/1/2006)............................. 2006     16.36        16.50         912.12
                                                              2007     16.50        16.80       1,642.68
                                                              2008     16.80         9.07      42,086.33
                                                              2009      9.07         9.44           0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class B)...... 2004    $32.60       $35.07      10,496.05
                                                          2005     35.07        35.40      18,982.49
                                                          2006     35.40        38.32      20,874.02
                                                          2007     38.32        39.72      56,594.43
                                                          2008     39.72        29.26      56,291.54
                                                          2009     29.26        33.60      51,123.51
                                                          2010     33.60        36.06      44,881.28
                                                          2011     36.06        36.67      43,761.65
                                                          2012     36.67        40.35      41,324.80
                                                          2013     40.35        47.65      39,425.04

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012).................................. 2012      9.92        10.21      28,540.25
                                                          2013     10.21        11.06      31,361.72

BlackRock Large Cap Core Investment Division*
  (Class B).............................................. 2007     70.14        70.53       7,084.23
                                                          2008     70.53        43.40      19,177.91
                                                          2009     43.40        50.79      15,111.61
                                                          2010     50.79        56.07      14,612.40
                                                          2011     56.07        55.18      16,081.92
                                                          2012     55.18        61.43      13,953.73
                                                          2013     61.43        80.98      13,188.78

BlackRock Large Cap Core Investment Division (Class B)
  (formerly BlackRock Large Cap Investment Division
  (Class B))............................................. 2004     54.17        59.59       1,881.76
                                                          2005     59.59        60.45       3,756.59
                                                          2006     60.45        67.55       6,856.82
                                                          2007     67.55        70.74           0.00

BlackRock Large Cap Value Investment Division (Class B).. 2004     10.59        11.65       7,999.04
                                                          2005     11.65        12.07      24,302.59
                                                          2006     12.07        14.12      75,219.82
                                                          2007     14.12        14.29     130,341.51
                                                          2008     14.29         9.10     107,190.43
                                                          2009      9.10         9.92     109,730.76
                                                          2010      9.92        10.61      91,050.02
                                                          2011     10.61        10.63      96,897.27
                                                          2012     10.63        11.89      82,900.31
                                                          2013     11.89        15.38      79,654.05

BlackRock Money Market Investment Division (Class B)..... 2004     20.01        19.88      20,934.55
                                                          2005     19.88        20.03       8,434.82
                                                          2006     20.03        20.56       9,432.79
                                                          2007     20.56        21.15      10,237.43
                                                          2008     21.15        21.30      35,755.34
                                                          2009     21.30        20.97      16,458.29
                                                          2010     20.97        20.58      16,147.09
                                                          2011     20.58        20.21      15,023.94
                                                          2012     20.21        19.83      19,766.44
                                                          2013     19.83        19.47      19,316.56

                                                                     BEGINNING OF               NUMBER OF
                                                                         YEAR     END OF YEAR  ACCUMULATION
                                                                     ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                             ---- ------------ ------------ ------------
Clarion Global Real Estate Investment Division (Class B)....... 2004   $  9.99      $ 12.79      46,331.32
                                                                2005     12.79        14.23     123,861.73
                                                                2006     14.23        19.22     225,365.42
                                                                2007     19.22        16.03     213,683.63
                                                                2008     16.03         9.18     192,656.00
                                                                2009      9.18        12.14     165,693.92
                                                                2010     12.14        13.83     161,281.40
                                                                2011     13.83        12.82     149,165.50
                                                                2012     12.82        15.86     146,882.24
                                                                2013     15.86        16.12     134,540.85

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B))............................... 2004      6.51         7.05       1,971.14
                                                                2005      7.05         7.86       7,035.25
                                                                2006      7.86         7.58      18,287.94
                                                                2007      7.58         7.61      18,448.84
                                                                2008      7.61         4.55      21,058.19
                                                                2009      4.55         5.94      19,270.69
                                                                2010      5.94         7.22      17,724.75
                                                                2011      7.22         7.32      59,353.57
                                                                2012      7.32         8.52      55,868.42
                                                                2013      8.52        12.18      73,458.68

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B)).................. 2006      9.06         9.68      23,737.63
                                                                2007      9.68         8.94      35,679.58
                                                                2008      8.94         3.98      20,365.71
                                                                2009      3.98         5.39      19,028.01
                                                                2010      5.39         5.68      20,168.70
                                                                2011      5.68         6.04           0.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason Clearbridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B) and before that
  MFS(R) Investors Trust Investment Division (Class B))........ 2004      7.51         8.31         881.90
                                                                2005      8.31         8.72       3,593.59
                                                                2006      8.72         9.10      12,123.92

ClearBridge Aggressive Growth II Investment Division (Class B)
  (formerly Janus Forty Investment Division (Class B))
  (4/30/2007).................................................. 2007    130.24       159.29       2,823.16
                                                                2008    159.29        90.69      15,989.43
                                                                2009     90.69       127.18      14,767.01
                                                                2010    127.18       136.59      11,694.97
                                                                2011    136.59       123.97      11,927.68
                                                                2012    123.97       149.09      12,613.41
                                                                2013    149.09       188.48      11,531.14

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)......... 2004    $27.37       $29.37      31,161.37
                                                           2005     29.37        31.71      60,892.62
                                                           2006     31.71        35.59     102,139.81
                                                           2007     35.59        36.46     131,826.19
                                                           2008     36.46        21.64     122,233.24
                                                           2009     21.64        27.97      97,797.37
                                                           2010     27.97        30.67      89,448.02
                                                           2011     30.67        28.83      82,194.53
                                                           2012     28.83        31.87      73,473.62
                                                           2013     31.87        41.72      65,551.07

Frontier Mid Cap Growth Investment Division (Class B)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class B))..................................... 2004     31.23        34.52       1,936.92
                                                           2005     34.52        37.42       2,919.02
                                                           2006     37.42        39.12       6,593.98
                                                           2007     39.12        46.17      15,811.45
                                                           2008     46.17        24.54      14,508.19
                                                           2009     24.54        35.91      13,307.36
                                                           2010     35.91        40.54      11,876.42
                                                           2011     40.54        38.51      13,552.42
                                                           2012     38.51        41.84      13,915.50
                                                           2013     41.84        54.40      12,698.09

Harris Oakmark International Investment Division
  (Class B)............................................... 2004     11.89        13.76      21,852.43
                                                           2005     13.76        15.44      51,829.46
                                                           2006     15.44        19.53     114,085.91
                                                           2007     19.53        18.95     145,783.34
                                                           2008     18.95        11.00     133,439.40
                                                           2009     11.00        16.74     116,903.41
                                                           2010     16.74        19.13     105,318.31
                                                           2011     19.13        16.10     102,662.39
                                                           2012     16.10        20.43      94,226.71
                                                           2013     20.43        26.17      90,434.52

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04      65,357.54
                                                           2013      1.04         1.04     154,387.27

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2012     23.83        24.42      99,368.27
                                                           2013     24.42        31.24      88,584.76

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2004    $18.10       $21.06      21,081.97
                                                           2005     21.06        23.14      86,924.58
                                                           2006     23.14        25.26     128,208.60
                                                           2007     25.26        25.58     160,955.45
                                                           2008     25.58        13.19     161,514.70
                                                           2009     13.19        19.13     127,623.80
                                                           2010     19.13        23.67     121,194.18
                                                           2011     23.67        21.69     114,900.12
                                                           2012     21.69        23.95           0.00

Invesco Small Cap Growth Investment Division (Class B).... 2004     11.23        12.00       1,548.23
                                                           2005     12.00        12.75       6,758.71
                                                           2006     12.75        14.29      11,749.55
                                                           2007     14.29        15.58      11,000.38
                                                           2008     15.58         9.37      13,182.43
                                                           2009      9.37        12.31      12,098.13
                                                           2010     12.31        15.25       9,542.78
                                                           2011     15.25        14.81       5,897.91
                                                           2012     14.81        17.19      10,910.86
                                                           2013     17.19        23.66      14,017.03

Jennison Growth Investment Division (Class B)............. 2005      3.97         4.76       2,883.67
                                                           2006      4.76         4.79       9,227.62
                                                           2007      4.79         5.24      25,032.72
                                                           2008      5.24         3.26     118,653.55
                                                           2009      3.26         4.47     136,366.99
                                                           2010      4.47         4.88     131,867.06
                                                           2011      4.88         4.81     145,128.63
                                                           2012      4.81         5.45     223,064.91
                                                           2013      5.45         7.32     194,249.24

Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B)).............................................. 2004      4.15         4.31         166.62
                                                           2005      4.31         3.93         166.45

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005).......................... 2005      7.79         8.44       7,145.14
                                                           2006      8.44         8.91      11,798.94
                                                           2007      8.91        10.00      41,752.68
                                                           2008     10.00         5.30      72,395.10
                                                           2009      5.30         7.49      74,156.09
                                                           2010      7.49         8.04      66,802.35
                                                           2011      8.04         7.78      61,198.61
                                                           2012      7.78         8.74           0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012    $ 1.01       $ 1.04     273,154.35
                                                            2013      1.04         1.14     279,535.64

Loomis Sayles Global Markets Investment Division (Class B)
  (4/29/2013).............................................. 2013     14.87        16.30      26,218.96

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.96      14,695.76
                                                            2009      7.96         9.99      25,571.42
                                                            2010      9.99        10.96      33,936.61
                                                            2011     10.96        10.99      51,071.83
                                                            2012     10.99        12.14      28,965.53
                                                            2013     12.14        12.65           0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2004     22.38        25.29       2,706.09
                                                            2005     25.29        26.48       8,531.22
                                                            2006     26.48        30.26      18,511.16
                                                            2007     30.26        33.16      32,070.75
                                                            2008     33.16        20.81      32,360.95
                                                            2009     20.81        26.54      27,410.24
                                                            2010     26.54        33.15      22,587.22
                                                            2011     33.15        32.65      19,405.16
                                                            2012     32.65        36.62      15,491.86
                                                            2013     36.62        50.58      19,129.27

Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2004      8.69         9.59       2,837.37
                                                            2005      9.59         9.83       4,382.34
                                                            2006      9.83        10.59      10,108.02
                                                            2007     10.59        10.84      13,924.63
                                                            2008     10.84         6.24      40,879.03
                                                            2009      6.24         7.95      42,536.27
                                                            2010      7.95        10.25      38,830.05
                                                            2011     10.25        10.34      37,833.86
                                                            2012     10.34        11.26      36,932.42
                                                            2013     11.26        16.40      34,517.78

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2004     15.38        16.34       8,309.78
                                                            2005     16.34        16.28      22,220.05
                                                            2006     16.28        17.45      46,666.36
                                                            2007     17.45        18.25      77,204.80
                                                            2008     18.25        14.58      70,769.72
                                                            2009     14.58        19.58      76,881.91
                                                            2010     19.58        21.71      61,005.86
                                                            2011     21.71        22.26      58,326.73
                                                            2012     22.26        24.68      50,135.02
                                                            2013     24.68        26.16      44,303.48

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Artisan Mid Cap Value Investment Division (Class B).... 2004    $28.66       $31.01      10,938.90
                                                            2005     31.01        33.40      39,037.45
                                                            2006     33.40        36.78      53,222.82
                                                            2007     36.78        33.55      53,625.69
                                                            2008     33.55        17.74      38,133.17
                                                            2009     17.74        24.58      33,716.72
                                                            2010     24.58        27.70      28,757.43
                                                            2011     27.70        28.96      28,001.57
                                                            2012     28.96        31.71      27,528.89
                                                            2013     31.71        42.50      26,511.71

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)..................................... 2011      9.98         9.73           0.00
                                                            2012      9.73         9.97         205.51
                                                            2013      9.97         9.90         992.86

MetLife Aggressive Strategy Investment Division
  (Class B)................................................ 2011     11.83        10.10      39,482.38
                                                            2012     10.10        11.58      72,090.65
                                                            2013     11.58        14.72      44,494.09

MetLife Aggressive Strategy Investment Division (Class B)
  (formerly MetLife Aggressive Allocation Investment
  Division (Class B))...................................... 2005      9.99        11.11         225.18
                                                            2006     11.11        12.62       6,219.56
                                                            2007     12.62        12.79      28,330.13
                                                            2008     12.79         7.47      52,024.45
                                                            2009      7.47         9.65      39,251.30
                                                            2010      9.65        10.96      36,046.40
                                                            2011     10.96        11.87           0.00

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012).............................................. 2012      9.95        10.38      37,065.88
                                                            2013     10.38        11.66      48,363.40

MetLife Conservative Allocation Investment Division
  (Class B) (5/1/2005)..................................... 2005      9.99        10.26       3,874.57
                                                            2006     10.26        10.77      18,659.38
                                                            2007     10.77        11.16     164,718.99
                                                            2008     11.16         9.38     249,320.59
                                                            2009      9.38        11.10     295,834.39
                                                            2010     11.10        11.99     364,185.87
                                                            2011     11.99        12.15     247,274.72
                                                            2012     12.15        13.03     242,659.02
                                                            2013     13.03        13.33     203,826.24

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Investment
  Division (Class B) (5/1/2005)........................... 2005    $ 9.99       $10.48      70,714.08
                                                           2006     10.48        11.26     187,956.39
                                                           2007     11.26        11.58     769,427.45
                                                           2008     11.58         8.91     718,875.03
                                                           2009      8.91        10.82     689,464.20
                                                           2010     10.82        11.85     679,504.66
                                                           2011     11.85        11.76     689,434.95
                                                           2012     11.76        12.86     593,410.80
                                                           2013     12.86        14.01     556,247.17

MetLife Growth Strategy Investment Division (Class B)
  (4/29/2013)............................................. 2013     11.36        12.92      17,107.02

MetLife Growth Strategy Investment Division (Class B)
  (formerly Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (4/28/2008).............. 2008      9.99         7.01      27,757.88
                                                           2009      7.01         8.84      29,159.66
                                                           2010      8.84         9.55      30,054.79
                                                           2011      9.55         9.21      39,217.91
                                                           2012      9.21        10.50      24,558.71
                                                           2013     10.50        11.29           0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................... 2004     11.45        12.79      36,438.48
                                                           2005     12.79        14.06      79,289.13
                                                           2006     14.06        15.16      93,502.64
                                                           2007     15.16        16.00     132,264.26
                                                           2008     16.00         9.99     125,998.49
                                                           2009      9.99        13.42      95,821.66
                                                           2010     13.42        16.59      84,207.54
                                                           2011     16.59        15.93      92,308.98
                                                           2012     15.93        18.35      90,581.77
                                                           2013     18.35        23.93      87,357.38

MetLife Moderate Allocation Investment Division (Class B)
  (5/1/2005).............................................. 2005      9.99        10.71      85,846.97
                                                           2006     10.71        11.76     463,035.46
                                                           2007     11.76        12.05     763,832.68
                                                           2008     12.05         8.44     916,612.54
                                                           2009      8.44        10.48     898,480.54
                                                           2010     10.48        11.64     871,178.91
                                                           2011     11.64        11.28     790,039.66
                                                           2012     11.28        12.53     727,626.16
                                                           2013     12.53        14.52     711,546.34

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B) (5/1/2005)....................... 2005    $ 9.99       $10.94      122,891.77
                                                       2006     10.94        12.26      419,480.40
                                                       2007     12.26        12.50    1,035,764.98
                                                       2008     12.50         7.96      944,219.59
                                                       2009      7.96        10.09      828,754.44
                                                       2010     10.09        11.36      747,994.99
                                                       2011     11.36        10.73      607,712.81
                                                       2012     10.73        12.16      556,135.75
                                                       2013     12.16        14.83      569,978.87

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)............................... 2013      1.07         1.12       18,031.07

MetLife Stock Index Investment Division (Class B)..... 2004     31.84        34.39       66,514.00
                                                       2005     34.39        35.24      137,284.94
                                                       2006     35.24        39.85      143,558.08
                                                       2007     39.85        41.07      171,795.93
                                                       2008     41.07        25.29      169,992.47
                                                       2009     25.29        31.26      156,864.49
                                                       2010     31.26        35.14      147,419.32
                                                       2011     35.14        35.06      171,126.61
                                                       2012     35.06        39.72      159,216.78
                                                       2013     39.72        51.35      139,541.77

MFS(R) Research International Investment Division
  (Class B)........................................... 2004      9.60        10.99        9,588.22
                                                       2005     10.99        12.56       31,239.40
                                                       2006     12.56        15.61       55,909.20
                                                       2007     15.61        17.36      100,997.39
                                                       2008     17.36         9.82      106,004.96
                                                       2009      9.82        12.68       92,087.94
                                                       2010     12.68        13.87       72,158.50
                                                       2011     13.87        12.16       62,231.60
                                                       2012     12.16        13.93       53,131.96
                                                       2013     13.93        16.31       48,623.59

MFS(R) Total Return Investment Division (Class B)..... 2004     34.05        36.91        2,362.83
                                                       2005     36.91        37.27       21,930.33
                                                       2006     37.27        40.96       12,278.96
                                                       2007     40.96        41.86       22,416.46
                                                       2008     41.86        31.91       26,643.32
                                                       2009     31.91        37.05       22,585.73
                                                       2010     37.05        39.94       32,559.36
                                                       2011     39.94        40.06       30,280.10
                                                       2012     40.06        43.76       22,203.89
                                                       2013     43.76        51.00       21,206.04

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B).................. 2004    $11.83       $12.73      24,712.03
                                                             2005     12.73        12.29      94,008.85
                                                             2006     12.29        14.22     131,465.63
                                                             2007     14.22        13.40     148,236.20
                                                             2008     13.40         8.72     102,395.94
                                                             2009      8.72        10.32      82,838.62
                                                             2010     10.32        11.26      79,870.58
                                                             2011     11.26        11.13      83,615.84
                                                             2012     11.13        12.71      77,151.18
                                                             2013     12.71        16.89      88,867.08

MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division (Class B)). 2004     21.89        24.62       3,119.82
                                                             2005     24.62        26.70      17,700.78
                                                             2006     26.70        29.26      29,405.15
                                                             2007     29.26        29.86      36,516.85
                                                             2008     29.86        17.85      19,286.63
                                                             2009     17.85        21.28      17,475.22
                                                             2010     21.28        23.88      13,723.03
                                                             2011     23.88        21.94      12,717.08
                                                             2012     21.94        24.87      14,192.99
                                                             2013     24.87        27.34           0.00

MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008).................................... 2008      9.99         6.57       2,792.31
                                                             2009      6.57         8.06       6,100.76
                                                             2010      8.06         8.79      25,257.28
                                                             2011      8.79         8.58      12,112.32
                                                             2012      8.58         9.59       6,355.73
                                                             2013      9.59        10.49           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................. 2010     12.13        14.04      41,223.63
                                                             2011     14.04        12.83      34,027.59
                                                             2012     12.83        13.77      31,315.94
                                                             2013     13.77        18.79      27,268.46

Morgan Stanley Mid Cap Growth Investment Division (Class B)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))................................................ 2004     14.19        15.92       8,203.79
                                                             2005     15.92        16.67      14,255.47
                                                             2006     16.67        18.26      16,262.91
                                                             2007     18.26        19.38      28,232.01
                                                             2008     19.38         8.47      38,181.84
                                                             2009      8.47        11.11      31,711.28
                                                             2010     11.11        12.01           0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MSCI EAFE(R) Index Investment Division (Class B)........ 2004    $ 9.33       $10.81      50,755.18
                                                         2005     10.81        11.99     109,187.10
                                                         2006     11.99        14.77     108,247.58
                                                         2007     14.77        16.02     163,313.93
                                                         2008     16.02         9.09     172,688.21
                                                         2009      9.09        11.44     159,973.37
                                                         2010     11.44        12.12     152,113.21
                                                         2011     12.12        10.40     180,398.85
                                                         2012     10.40        12.05     176,968.06
                                                         2013     12.05        14.37     136,873.24

Neuberger Berman Genesis Investment Division (Class B).. 2004     15.83        17.76      40,690.20
                                                         2005     17.76        18.12      81,971.87
                                                         2006     18.12        20.71     103,214.52
                                                         2007     20.71        19.58     100,523.59
                                                         2008     19.58        11.81      86,090.41
                                                         2009     11.81        13.08      67,620.04
                                                         2010     13.08        15.58      65,563.25
                                                         2011     15.58        16.14      64,459.75
                                                         2012     16.14        17.38      60,626.93
                                                         2013     17.38        23.58      57,320.15

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B)).. 2004     12.41        13.37       1,884.05
                                                         2005     13.37        14.18       8,881.48
                                                         2006     14.18        15.96      11,450.66
                                                         2007     15.96        15.24      29,761.50
                                                         2008     15.24         9.23      18,296.07
                                                         2009      9.23        12.39      19,436.74
                                                         2010     12.39        14.95      15,581.38
                                                         2011     14.95        13.90      15,243.07
                                                         2012     13.90        14.37      12,198.72
                                                         2013     14.37        15.56           0.00

Oppenheimer Global Equity Investment Division (Class B). 2004     12.34        14.20       6,130.20
                                                         2005     14.20        16.16      11,094.06
                                                         2006     16.16        18.46      20,708.84
                                                         2007     18.46        19.26      39,616.94
                                                         2008     19.26        11.24      58,993.08
                                                         2009     11.24        15.42      55,937.51
                                                         2010     15.42        17.55      56,343.88
                                                         2011     17.55        15.78      60,874.45
                                                         2012     15.78        18.77      57,462.68
                                                         2013     18.77        23.42      56,332.95

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................... 2008    $ 9.99       $ 6.54         602.30
                                                            2009      6.54         8.52       5,169.57
                                                            2010      8.52         9.01       3,325.29
                                                            2011      9.01         8.23       3,156.99
                                                            2012      8.23         9.88       1,369.79
                                                            2013      9.88        10.48           0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)..................................... 2006     10.84        10.92       8,750.65
                                                            2007     10.92        11.87      42,316.60
                                                            2008     11.87        10.85     158,096.40
                                                            2009     10.85        12.58     172,066.28
                                                            2010     12.58        13.30     193,971.91
                                                            2011     13.30        14.52     190,819.19
                                                            2012     14.52        15.55     228,919.55
                                                            2013     15.55        13.85     183,200.40

PIMCO Total Return Investment Division (Class B)........... 2004     11.49        11.88      44,470.27
                                                            2005     11.88        11.92     118,147.15
                                                            2006     11.92        12.23     148,988.71
                                                            2007     12.23        12.92     187,733.26
                                                            2008     12.92        12.73     138,733.24
                                                            2009     12.73        14.75     173,517.93
                                                            2010     14.75        15.66     170,359.73
                                                            2011     15.66        15.87     168,837.45
                                                            2012     15.87        17.02     179,548.12
                                                            2013     17.02        16.39     151,516.07

Pyramis(R) Government Income Investment Division (Class B)
  (4/30/2012).............................................. 2012     10.72        10.85       9,190.40
                                                            2013     10.85        10.17       7,444.31

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.71           0.00

Russell 2000(R) Index Investment Division (Class B)........ 2004     13.14        15.00      24,091.71
                                                            2005     15.00        15.36      54,386.94
                                                            2006     15.36        17.73      77,172.79
                                                            2007     17.73        17.10      97,412.29
                                                            2008     17.10        11.13      79,333.26
                                                            2009     11.13        13.74      64,534.09
                                                            2010     13.74        17.07      60,576.27
                                                            2011     17.07        16.04      63,260.44
                                                            2012     16.04        18.27      61,719.12
                                                            2013     18.27        24.79      50,881.97

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06      35,337.19
                                                            2013      1.06         1.15      55,458.31

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
SSgA Growth ETF Investment Division (Class B)
  (5/1/2006)................................................. 2006    $10.67       $11.35          78.81
                                                              2007     11.35        11.76      16,119.87
                                                              2008     11.76         7.74       3,343.40
                                                              2009      7.74         9.81       6,822.99
                                                              2010      9.81        10.99      28,040.12
                                                              2011     10.99        10.56      30,414.23
                                                              2012     10.56        11.93      40,538.00
                                                              2013     11.93        13.82      35,136.81

SSgA Growth and Income ETF Investment Division (Class B)
  (5/1/2006)................................................. 2006     10.48        11.09          50.25
                                                              2007     11.09        11.48       1,993.28
                                                              2008     11.48         8.44       1,263.77
                                                              2009      8.44        10.35      26,517.02
                                                              2010     10.35        11.40      26,197.60
                                                              2011     11.40        11.31      64,333.23
                                                              2012     11.31        12.53      74,835.87
                                                              2013     12.53        13.90      78,621.84

T. Rowe Price Large Cap Growth Investment Division
  (Class B).................................................. 2004     10.89        11.77      11,706.79
                                                              2005     11.77        12.28      31,767.70
                                                              2006     12.28        13.61      39,997.07
                                                              2007     13.61        14.58      52,982.35
                                                              2008     14.58         8.30      59,491.81
                                                              2009      8.30        11.66      46,445.84
                                                              2010     11.66        13.36      42,190.16
                                                              2011     13.36        12.94      41,424.25
                                                              2012     12.94        15.07      45,297.83
                                                              2013     15.07        20.54      86,860.56

T. Rowe Price Large Cap Growth Investment Division (Class B)
  (formerly RCM Technology Investment Division
  (Class B))................................................. 2004      4.10         4.26      41,703.19
                                                              2005      4.26         4.64       7,809.11
                                                              2006      4.64         4.80      10,707.73
                                                              2007      4.80         6.20      68,532.97
                                                              2008      6.20         3.38     130,577.36
                                                              2009      3.38         5.28     157,682.56
                                                              2010      5.28         6.62     121,850.30
                                                              2011      6.62         5.85     150,354.41
                                                              2012      5.85         6.44     141,684.60
                                                              2013      6.44         6.72           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2004    $ 6.18       $ 6.99       5,792.84
                                                       2005      6.99         7.86      30,236.23
                                                       2006      7.86         8.20      57,433.72
                                                       2007      8.20         9.47     117,074.17
                                                       2008      9.47         5.60     133,990.47
                                                       2009      5.60         7.99     111,852.90
                                                       2010      7.99        10.02     101,209.47
                                                       2011     10.02         9.68     118,556.02
                                                       2012      9.68        10.80     117,483.43
                                                       2013     10.80        14.48     109,934.09

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2004     11.98        12.74       4,888.49
                                                       2005     12.74        13.85      14,095.69
                                                       2006     13.85        14.09      14,021.46
                                                       2007     14.09        15.14      15,498.32
                                                       2008     15.14         9.46      19,507.95
                                                       2009      9.46        12.88      15,541.86
                                                       2010     12.88        17.03      41,116.24
                                                       2011     17.03        16.96      46,691.58
                                                       2012     16.96        19.30      34,418.58
                                                       2013     19.30        27.32      34,392.47

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2004     17.87        18.89      10,385.34
                                                       2005     18.89        19.02      75,416.95
                                                       2006     19.02        19.57     102,265.24
                                                       2007     19.57        19.92     116,242.92
                                                       2008     19.92        16.58     132,925.11
                                                       2009     16.58        21.47     121,862.31
                                                       2010     21.47        23.70     117,221.59
                                                       2011     23.70        24.62     114,162.53
                                                       2012     24.62        26.90     112,787.99
                                                       2013     26.90        26.63     117,114.03

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2004     14.77        15.08      30,454.36
                                                       2005     15.08        15.01      83,256.83
                                                       2006     15.01        15.31      97,864.20
                                                       2007     15.31        15.63     118,123.87
                                                       2008     15.63        15.27      84,695.57
                                                       2009     15.27        15.60      83,005.49
                                                       2010     15.60        16.15      74,942.08
                                                       2011     16.15        16.69      73,064.82
                                                       2012     16.69        16.88      64,171.13
                                                       2013     16.88        16.42      60,914.13

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
At 2.10 Separate Account Charge:

American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006   $ 13.91      $ 14.54      22,784.06
                                                       2007     14.54        14.71     108,865.66
                                                       2008     14.71        13.06     136,815.91
                                                       2009     13.06        14.40     101,454.36
                                                       2010     14.40        15.01      78,364.86
                                                       2011     15.01        15.59      60,348.22
                                                       2012     15.59        16.09      54,559.79
                                                       2013     16.09        15.41      45,280.85

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2004     15.73        18.62      29,197.21
                                                       2005     18.62        22.86      65,064.34
                                                       2006     22.86        27.77     111,854.84
                                                       2007     27.77        33.02     155,236.14
                                                       2008     33.02        15.02     151,446.97
                                                       2009     15.02        23.73     133,850.54
                                                       2010     23.73        28.45     120,731.04
                                                       2011     28.45        22.52     123,236.33
                                                       2012     22.52        26.06     116,237.38
                                                       2013     26.06        32.74     107,648.54

American Funds Growth Investment Division (Class 2)... 2004    100.39       110.58      13,152.20
                                                       2005    110.58       125.83      29,151.88
                                                       2006    125.83       135.81      46,224.23
                                                       2007    135.81       149.39      59,508.91
                                                       2008    149.39        81.95      53,584.06
                                                       2009     81.95       111.88      43,587.75
                                                       2010    111.88       130.02      39,267.16
                                                       2011    130.02       121.88      39,507.47
                                                       2012    121.88       140.69      34,264.41
                                                       2013    140.69       179.24      31,596.17

American Funds Growth-Income Investment Division
  (Class 2)........................................... 2004     78.13        84.44      10,297.47
                                                       2005     84.44        87.51      29,267.22
                                                       2006     87.51        98.72      48,176.05
                                                       2007     98.72       101.54      59,832.77
                                                       2008    101.54        61.79      52,677.64
                                                       2009     61.79        79.41      44,766.37
                                                       2010     79.41        86.64      42,840.88
                                                       2011     86.64        83.29      43,369.33
                                                       2012     83.29        95.81      38,636.02
                                                       2013     95.81       125.25      37,281.61

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.90 SEPARATE ACCOUNT CHARGE


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012).......................... 2012    $10.16       $10.47      10,196.92
                                                           2013     10.47        11.42       8,736.47

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.98       6,600.20
                                                           2009      6.98         8.86      27,970.76
                                                           2010      8.86         9.75      82,814.89
                                                           2011      9.75         9.37      17,918.22
                                                           2012      9.37        10.43      11,635.74
                                                           2013     10.43        12.13           0.00

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).............................................. 2006     13.98        14.61       8,302.42
                                                           2007     14.61        14.79      45,731.95
                                                           2008     14.79        13.13      13,981.78
                                                           2009     13.13        14.49       5,972.30
                                                           2010     14.49        15.11       2,912.11
                                                           2011     15.11        15.71           0.00
                                                           2012     15.71        16.21           0.00
                                                           2013     16.21        15.54           0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)..................................... 2004     15.78        18.68      75,500.24
                                                           2005     18.68        22.95      75,518.87
                                                           2006     22.95        27.89      65,936.39
                                                           2007     27.89        33.18      69,803.28
                                                           2008     33.18        15.10      67,083.02
                                                           2009     15.10        23.87      57,472.60
                                                           2010     23.87        28.63      34,470.86
                                                           2011     28.63        22.68         973.94
                                                           2012     22.68        26.26         841.21
                                                           2013     26.26        33.00         829.78

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.33     182,777.63
                                                           2009      6.33         8.33     255,087.71
                                                           2010      8.33         9.28     261,969.60
                                                           2011      9.28         8.67     222,613.88
                                                           2012      8.67         9.88     236,996.52
                                                           2013      9.88        12.13     222,655.78

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth Investment Division+ (Class 2)...... 2004   $101.34      $111.69      41,274.48
                                                           2005    111.69       127.15      35,235.78
                                                           2006    127.15       137.31      29,683.32
                                                           2007    137.31       151.12      28,363.02
                                                           2008    151.12        82.94      26,111.18
                                                           2009     82.94       113.28      22,757.03
                                                           2010    113.28       131.72      11,496.04
                                                           2011    131.72       123.53         686.28
                                                           2012    123.53       142.67         593.96
                                                           2013    142.67       181.85         538.53

American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2004     78.87        85.28      46,623.82
                                                           2005     85.28        88.43      35,378.65
                                                           2006     88.43        99.81      32,205.65
                                                           2007     99.81       102.71      30,390.79
                                                           2008    102.71        62.53      26,080.28
                                                           2009     62.53        80.40      23,184.24
                                                           2010     80.40        87.77      11,267.49
                                                           2011     87.77        84.42         256.41
                                                           2012     84.42        97.16         227.26
                                                           2013     97.16       127.08          27.13

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.65     111,165.03
                                                           2009      7.65         9.27     126,901.31
                                                           2010      9.27         9.99     142,554.69
                                                           2011      9.99         9.83     119,127.37
                                                           2012      9.83        10.69     110,369.55
                                                           2013     10.69        11.90      59,694.33

AQR Global Risk Balanced Investment Division
  (Class B) (4/30/2012)................................... 2012     11.09        11.46      48,698.79
                                                           2013     11.46        10.86      35,322.11

Baillie Gifford International Stock Investment Division
  (Class B)............................................... 2004     11.07        12.60       7,892.03
                                                           2005     12.60        14.54      22,696.08
                                                           2006     14.54        16.59      51,532.87
                                                           2007     16.59        17.91      51,160.26
                                                           2008     17.91         9.80      68,310.84
                                                           2009      9.80        11.72      56,459.69
                                                           2010     11.72        12.29      51,735.32
                                                           2011     12.29         9.63      41,408.02
                                                           2012      9.63        11.27      32,784.65
                                                           2013     11.27        12.74      13,038.35

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Barclays Aggregate Bond Index Investment Division (Class B)
  (formerly Barclays Capital Aggregate Bond Index Investment
  Division (Class B))........................................ 2004    $12.07       $12.38     187,078.15
                                                              2005     12.38        12.38     551,933.01
                                                              2006     12.38        12.61     804,630.02
                                                              2007     12.61        13.19     907,802.70
                                                              2008     13.19        13.67     608,233.65
                                                              2009     13.67        14.08     648,999.95
                                                              2010     14.08        14.61     609,002.36
                                                              2011     14.61        15.38     425,655.66
                                                              2012     15.38        15.63     238,730.78
                                                              2013     15.63        14.95     137,346.23

BlackRock Bond Income Investment Division (Class B).......... 2004     39.04        40.31       8,496.88
                                                              2005     40.31        40.40      23,822.60
                                                              2006     40.40        41.28      34,782.13
                                                              2007     41.28        42.94      35,871.15
                                                              2008     42.94        40.59      30,498.36
                                                              2009     40.59        43.48      31,866.39
                                                              2010     43.48        46.11      32,720.36
                                                              2011     46.11        48.09      21,184.14
                                                              2012     48.09        50.62       9,938.75
                                                              2013     50.62        49.17       4,670.28

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B))........................................ 2004     22.11        24.15       4,428.47
                                                              2005     24.15        25.30      10,411.55
                                                              2006     25.30        25.79      17,725.63
                                                              2007     25.79        29.96      37,008.49
                                                              2008     29.96        18.61      33,890.44
                                                              2009     18.61        24.93      32,122.93
                                                              2010     24.93        29.22      27,585.25
                                                              2011     29.22        26.04      19,213.45
                                                              2012     26.04        29.15      16,291.91
                                                              2013     29.15        38.30       9,568.80

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B) and before that FI Large Cap Investment
  Division (Class B)) (5/1/2006)............................. 2006     16.28        16.41       1,576.80
                                                              2007     16.41        16.70       2,500.39
                                                              2008     16.70         9.02       6,693.18
                                                              2009      9.02         9.38           0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class B)...... 2004    $32.31       $34.75      13,155.22
                                                          2005     34.75        35.06      27,231.71
                                                          2006     35.06        37.93      29,430.26
                                                          2007     37.93        39.30      28,777.50
                                                          2008     39.30        28.93      23,742.95
                                                          2009     28.93        33.21      27,845.44
                                                          2010     33.21        35.62      27,980.81
                                                          2011     35.62        36.21      17,100.28
                                                          2012     36.21        39.82       3,476.44
                                                          2013     39.82        47.00       1,516.63

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012).................................. 2012      9.92        10.21       1,001.18
                                                          2013     10.21        11.05       5,327.80

BlackRock Large Cap Core Investment Division*
  (Class B).............................................. 2007     69.31        69.67       4,375.89
                                                          2008     69.67        42.85       4,554.85
                                                          2009     42.85        50.12       7,150.95
                                                          2010     50.12        55.30       6,646.17
                                                          2011     55.30        54.40       6,227.61
                                                          2012     54.40        60.53       5,490.83
                                                          2013     60.53        79.76       4,233.25

BlackRock Large Cap Core Investment Division (Class B)
  (formerly BlackRock Large Cap Investment Division
  (Class B))............................................. 2004     53.61        58.96       1,909.74
                                                          2005     58.96        59.77       2,660.67
                                                          2006     59.77        66.76       3,705.30
                                                          2007     66.76        69.90           0.00

BlackRock Large Cap Value Investment Division (Class B).. 2004     10.58        11.63      22,322.20
                                                          2005     11.63        12.05      41,594.87
                                                          2006     12.05        14.09     116,327.23
                                                          2007     14.09        14.25     113,845.08
                                                          2008     14.25         9.07     101,252.36
                                                          2009      9.07         9.88      88,296.99
                                                          2010      9.88        10.57      82,995.35
                                                          2011     10.57        10.58      53,100.64
                                                          2012     10.58        11.83      35,516.80
                                                          2013     11.83        15.29      10,577.05

BlackRock Money Market Investment Division (Class B)..... 2004     19.80        19.67       1,072.38
                                                          2005     19.67        19.81       7,603.00
                                                          2006     19.81        20.32       8,198.05
                                                          2007     20.32        20.90      29,253.00
                                                          2008     20.90        21.04      75,487.96
                                                          2009     21.04        20.69      60,834.72
                                                          2010     20.69        20.30      71,786.02
                                                          2011     20.30        19.92      91,698.99
                                                          2012     19.92        19.54      40,429.33
                                                          2013     19.54        19.18      29,766.69

                                                                     BEGINNING OF               NUMBER OF
                                                                         YEAR     END OF YEAR  ACCUMULATION
                                                                     ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                             ---- ------------ ------------ ------------
Clarion Global Real Estate Investment Division (Class B)....... 2004   $  9.99      $ 12.79      60,311.53
                                                                2005     12.79        14.21     159,522.75
                                                                2006     14.21        19.19     298,819.21
                                                                2007     19.19        16.00     241,237.34
                                                                2008     16.00         9.15     172,633.24
                                                                2009      9.15        12.10     165,120.49
                                                                2010     12.10        13.79     140,931.28
                                                                2011     13.79        12.77      97,804.00
                                                                2012     12.77        15.79      56,685.05
                                                                2013     15.79        16.04      18,095.58

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B))............................... 2004      6.49         7.04       2,152.57
                                                                2005      7.04         7.84      11,420.66
                                                                2006      7.84         7.56      43,155.36
                                                                2007      7.56         7.59      36,319.74
                                                                2008      7.59         4.53      29,690.85
                                                                2009      4.53         5.92      26,507.40
                                                                2010      5.92         7.19      24,478.31
                                                                2011      7.19         7.28      32,838.09
                                                                2012      7.28         8.47      22,047.84
                                                                2013      8.47        12.10       6,392.41

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B)).................. 2006      9.03         9.65      33,449.10
                                                                2007      9.65         8.90      39,023.81
                                                                2008      8.90         3.96      31,015.26
                                                                2009      3.96         5.37      34,986.48
                                                                2010      5.37         5.65      32,615.78
                                                                2011      5.65         6.00           0.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason Clearbridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B) and before that
  MFS(R) Investors Trust Investment Division (Class B))........ 2004      7.49         8.28       6,409.53
                                                                2005      8.28         8.69      14,609.30
                                                                2006      8.69         9.06      17,892.23

ClearBridge Aggressive Growth II Investment Division (Class B)
  (formerly Janus Forty Investment Division (Class B))
  (4/30/2007).................................................. 2007    128.61       157.25       5,990.05
                                                                2008    157.25        89.48      17,307.68
                                                                2009     89.48       125.43      19,058.63
                                                                2010    125.43       134.63      16,513.69
                                                                2011    134.63       122.14      12,544.74
                                                                2012    122.14       146.81       8,229.45
                                                                2013    146.81       185.51       5,146.69

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)......... 2004    $27.24       $29.22      18,162.55
                                                           2005     29.22        31.54      52,269.42
                                                           2006     31.54        35.38      78,511.61
                                                           2007     35.38        36.22      88,607.34
                                                           2008     36.22        21.49      88,036.78
                                                           2009     21.49        27.76      93,931.28
                                                           2010     27.76        30.43      76,707.44
                                                           2011     30.43        28.58      61,723.15
                                                           2012     28.58        31.58      36,269.31
                                                           2013     31.58        41.32      15,419.61

Frontier Mid Cap Growth Investment Division (Class B)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class B))..................................... 2004     30.98        34.23       2,563.08
                                                           2005     34.23        37.09       4,192.86
                                                           2006     37.09        38.75       5,261.53
                                                           2007     38.75        45.71      16,192.31
                                                           2008     45.71        24.29      22,100.15
                                                           2009     24.29        35.52      17,182.90
                                                           2010     35.52        40.08      17,155.79
                                                           2011     40.08        38.05      14,094.02
                                                           2012     38.05        41.33       8,984.42
                                                           2013     41.33        53.70       4,311.27

Harris Oakmark International Investment Division
  (Class B)............................................... 2004     11.88        13.74      19,839.38
                                                           2005     13.74        15.40      46,534.14
                                                           2006     15.40        19.48     125,310.90
                                                           2007     19.48        18.89     131,198.43
                                                           2008     18.89        10.96     109,517.92
                                                           2009     10.96        16.67     119,933.22
                                                           2010     16.67        19.04     114,999.87
                                                           2011     19.04        16.02      93,815.40
                                                           2012     16.02        20.32      71,549.45
                                                           2013     20.32        26.02      29,524.48

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04     169,199.75
                                                           2013      1.04         1.04     132,514.14

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2012     23.67        24.25      35,530.37
                                                           2013     24.25        31.01      12,864.38

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2004    $18.05       $20.99      36,734.21
                                                           2005     20.99        23.05      91,597.80
                                                           2006     23.05        25.16     115,220.08
                                                           2007     25.16        25.47     126,896.17
                                                           2008     25.47        13.12     117,733.06
                                                           2009     13.12        19.02     107,911.47
                                                           2010     19.02        23.53      98,102.55
                                                           2011     23.53        21.54      68,129.20
                                                           2012     21.54        23.79           0.00

Invesco Small Cap Growth Investment Division (Class B).... 2004     11.21        11.98       3,867.30
                                                           2005     11.98        12.72      15,395.42
                                                           2006     12.72        14.26      20,736.20
                                                           2007     14.26        15.54      22,873.56
                                                           2008     15.54         9.34      16,307.95
                                                           2009      9.34        12.26      15,246.90
                                                           2010     12.26        15.18      13,861.64
                                                           2011     15.18        14.73       7,758.67
                                                           2012     14.73        17.09       6,398.56
                                                           2013     17.09        23.51          37.85

Jennison Growth Investment Division (Class B)............. 2005      3.96         4.75      17,649.05
                                                           2006      4.75         4.77      34,473.50
                                                           2007      4.77         5.22      82,167.38
                                                           2008      5.22         3.25     105,862.53
                                                           2009      3.25         4.45     128,963.43
                                                           2010      4.45         4.86     125,066.30
                                                           2011      4.86         4.78     104,116.98
                                                           2012      4.78         5.42     129,986.73
                                                           2013      5.42         7.27      53,842.70

Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B)).............................................. 2004      4.14         4.30       8,461.18
                                                           2005      4.30         3.92      15,706.71

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005).......................... 2005      7.78         8.42      11,045.82
                                                           2006      8.42         8.89      31,118.38
                                                           2007      8.89         9.97      72,516.09
                                                           2008      9.97         5.28      75,252.58
                                                           2009      5.28         7.45      74,881.02
                                                           2010      7.45         8.00      61,032.50
                                                           2011      8.00         7.74      52,590.38
                                                           2012      7.74         8.69           0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012    $ 1.01       $ 1.04     129,992.62
                                                            2013      1.04         1.13      45,293.03

Loomis Sayles Global Markets Investment Division
  (Class B) (4/29/2013).................................... 2013     14.82        16.23       7,771.43

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.95       7,631.00
                                                            2009      7.95         9.98      12,803.01
                                                            2010      9.98        10.95      17,998.72
                                                            2011     10.95        10.97      17,328.70
                                                            2012     10.97        12.11       9,769.16
                                                            2013     12.11        12.62           0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2004     22.27        25.15       1,928.19
                                                            2005     25.15        26.33       7,199.13
                                                            2006     26.33        30.07      49,397.54
                                                            2007     30.07        32.93      26,653.48
                                                            2008     32.93        20.66      28,044.08
                                                            2009     20.66        26.34      26,080.49
                                                            2010     26.34        32.87      19,479.52
                                                            2011     32.87        32.36      15,495.21
                                                            2012     32.36        36.28      10,413.51
                                                            2013     36.28        50.09       3,461.91

Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2004      8.67         9.57       6,866.00
                                                            2005      9.57         9.81      14,892.87
                                                            2006      9.81        10.56      23,574.14
                                                            2007     10.56        10.80      21,790.22
                                                            2008     10.80         6.22      18,210.43
                                                            2009      6.22         7.91      18,220.83
                                                            2010      7.91        10.20      18,996.58
                                                            2011     10.20        10.28      14,491.55
                                                            2012     10.28        11.19       6,689.16
                                                            2013     11.19        16.29       1,001.88

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2004     15.32        16.27      30,495.71
                                                            2005     16.27        16.20      73,264.68
                                                            2006     16.20        17.35     104,800.64
                                                            2007     17.35        18.14      89,876.49
                                                            2008     18.14        14.49      81,655.65
                                                            2009     14.49        19.44      76,694.15
                                                            2010     19.44        21.55     105,716.88
                                                            2011     21.55        22.09      75,538.38
                                                            2012     22.09        24.48      59,428.51
                                                            2013     24.48        25.93      14,121.56

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Artisan Mid Cap Value Investment Division (Class B).... 2004    $28.50       $30.83      18,953.73
                                                            2005     30.83        33.19      44,310.59
                                                            2006     33.19        36.53      34,293.35
                                                            2007     36.53        33.30      31,383.57
                                                            2008     33.30        17.60      25,701.67
                                                            2009     17.60        24.38      24,533.12
                                                            2010     24.38        27.45      21,555.96
                                                            2011     27.45        28.69      10,591.13
                                                            2012     28.69        31.40       5,893.26
                                                            2013     31.40        42.06       3,013.17

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)..................................... 2011      9.98         9.73           0.00
                                                            2012      9.73         9.96         718.70
                                                            2013      9.96         9.89         717.18

MetLife Aggressive Strategy Investment Division
  (Class B)................................................ 2011     11.80        10.07      30,722.28
                                                            2012     10.07        11.53       4,375.56
                                                            2013     11.53        14.65       1,832.40

MetLife Aggressive Strategy Investment Division (Class B)
  (formerly MetLife Aggressive Allocation Investment
  Division (Class B))...................................... 2005      9.99        11.11      24,202.61
                                                            2006     11.11        12.61      43,445.90
                                                            2007     12.61        12.77      73,267.32
                                                            2008     12.77         7.46      32,656.72
                                                            2009      7.46         9.63      37,661.30
                                                            2010      9.63        10.93      35,219.52
                                                            2011     10.93        11.83           0.00

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012).............................................. 2012      9.95        10.37       6,319.06
                                                            2013     10.37        11.64      16,703.63

MetLife Conservative Allocation Investment Division
  (Class B) (5/1/2005)..................................... 2005      9.99        10.26      10,574.32
                                                            2006     10.26        10.76      20,750.77
                                                            2007     10.76        11.15     153,582.42
                                                            2008     11.15         9.36     174,009.37
                                                            2009      9.36        11.07     201,900.23
                                                            2010     11.07        11.96     208,544.25
                                                            2011     11.96        12.11     238,437.67
                                                            2012     12.11        12.98     222,599.53
                                                            2013     12.98        13.28     203,454.69

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Investment
  Division (Class B) (5/1/2005)........................ 2005    $ 9.99       $10.48       26,727.72
                                                        2006     10.48        11.25      186,306.38
                                                        2007     11.25        11.57      373,767.70
                                                        2008     11.57         8.90      454,564.49
                                                        2009      8.90        10.80      473,752.58
                                                        2010     10.80        11.82      452,081.81
                                                        2011     11.82        11.72      376,381.65
                                                        2012     11.72        12.81      345,071.47
                                                        2013     12.81        13.95      234,383.72

MetLife Growth Strategy Investment Division (Class B)
  (4/29/2013).......................................... 2013     11.34        12.88       22,145.67

MetLife Growth Strategy Investment Division (Class B)
  (formerly Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (4/28/2008)........... 2008      9.99         7.00       15,870.20
                                                        2009      7.00         8.84       16,238.36
                                                        2010      8.84         9.54       16,825.07
                                                        2011      9.54         9.20       22,126.52
                                                        2012      9.20        10.48       22,317.25
                                                        2013     10.48        11.26            0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................ 2004     11.43        12.76       56,261.03
                                                        2005     12.76        14.02      124,981.68
                                                        2006     14.02        15.11      225,611.34
                                                        2007     15.11        15.94      195,960.85
                                                        2008     15.94         9.95      191,507.40
                                                        2009      9.95        13.35      186,745.18
                                                        2010     13.35        16.51      164,139.74
                                                        2011     16.51        15.84      113,987.33
                                                        2012     15.84        18.24       74,476.81
                                                        2013     18.24        23.77       28,508.31

MetLife Moderate Allocation Investment Division
  (Class B) (5/1/2005)................................. 2005      9.99        10.71      172,472.23
                                                        2006     10.71        11.75      435,700.96
                                                        2007     11.75        12.03      984,962.91
                                                        2008     12.03         8.42    1,142,923.75
                                                        2009      8.42        10.46    1,200,612.88
                                                        2010     10.46        11.61    1,154,659.46
                                                        2011     11.61        11.24      957,458.28
                                                        2012     11.24        12.49      792,478.32
                                                        2013     12.49        14.45      605,239.73

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B) (5/1/2005)....................... 2005    $ 9.99       $10.93      161,123.95
                                                       2006     10.93        12.25      552,712.91
                                                       2007     12.25        12.48    1,196,141.30
                                                       2008     12.48         7.95    1,449,190.54
                                                       2009      7.95        10.07    1,486,827.03
                                                       2010     10.07        11.33    1,457,889.75
                                                       2011     11.33        10.70    1,316,678.75
                                                       2012     10.70        12.11    1,113,869.50
                                                       2013     12.11        14.77      844,624.06

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)............................... 2013      1.07         1.12       29,655.99

MetLife Stock Index Investment Division (Class B)..... 2004     31.61        34.14      113,413.87
                                                       2005     34.14        34.97      305,157.46
                                                       2006     34.97        39.52      411,168.43
                                                       2007     39.52        40.70      460,945.12
                                                       2008     40.70        25.05      457,667.81
                                                       2009     25.05        30.95      466,043.22
                                                       2010     30.95        34.77      412,096.86
                                                       2011     34.77        34.68      308,103.12
                                                       2012     34.68        39.27      177,531.71
                                                       2013     39.27        50.75       82,218.37

MFS(R) Research International Investment Division
  (Class B)........................................... 2004      9.59        10.97       15,145.00
                                                       2005     10.97        12.53       25,743.00
                                                       2006     12.53        15.57      104,895.91
                                                       2007     15.57        17.30      140,472.71
                                                       2008     17.30         9.78      157,821.30
                                                       2009      9.78        12.63      134,187.84
                                                       2010     12.63        13.80       94,715.71
                                                       2011     13.80        12.09       64,875.97
                                                       2012     12.09        13.85       42,370.42
                                                       2013     13.85        16.20       25,939.86

MFS(R) Total Return Investment Division (Class B)..... 2004     33.76        36.59        3,816.14
                                                       2005     36.59        36.93       15,082.43
                                                       2006     36.93        40.56       38,985.17
                                                       2007     40.56        41.43       55,843.58
                                                       2008     41.43        31.56       47,932.74
                                                       2009     31.56        36.64       45,504.43
                                                       2010     36.64        39.47       17,454.29
                                                       2011     39.47        39.56       12,485.29
                                                       2012     39.56        43.21        7,634.49
                                                       2013     43.21        50.32        7,742.99

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B).................. 2004    $11.80       $12.69      89,526.94
                                                             2005     12.69        12.25     140,906.69
                                                             2006     12.25        14.16     147,417.10
                                                             2007     14.16        13.34     150,943.32
                                                             2008     13.34         8.67     128,254.05
                                                             2009      8.67        10.26     102,381.33
                                                             2010     10.26        11.20      99,328.28
                                                             2011     11.20        11.06      56,589.83
                                                             2012     11.06        12.62      19,778.13
                                                             2013     12.62        16.76      18,173.68

MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B))................................................ 2004     21.77        24.48       5,620.49
                                                             2005     24.48        26.53      24,352.49
                                                             2006     26.53        29.06      50,585.56
                                                             2007     29.06        29.64      36,435.84
                                                             2008     29.64        17.71      26,656.72
                                                             2009     17.71        21.11      25,251.33
                                                             2010     21.11        23.67      22,020.24
                                                             2011     23.67        21.74      17,112.56
                                                             2012     21.74        24.63      15,425.47
                                                             2013     24.63        27.07           0.00

MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008).................................... 2008      9.99         6.57       2,867.51
                                                             2009      6.57         8.05       3,545.72
                                                             2010      8.05         8.77       6,822.77
                                                             2011      8.77         8.56       7,339.09
                                                             2012      8.56         9.57       4,259.23
                                                             2013      9.57        10.47           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................. 2010     12.05        13.95      35,815.76
                                                             2011     13.95        12.74      28,497.50
                                                             2012     12.74        13.66      24,455.64
                                                             2013     13.66        18.63       4,985.15

Morgan Stanley Mid Cap Growth Investment Division (Class B)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))................................................ 2004     14.13        15.86       6,514.49
                                                             2005     15.86        16.60      27,484.79
                                                             2006     16.60        18.17      69,751.33
                                                             2007     18.17        19.27      50,530.18
                                                             2008     19.27         8.42      33,157.54
                                                             2009      8.42        11.04      35,055.02
                                                             2010     11.04        11.93           0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MSCI EAFE(R) Index Investment Division (Class B)........ 2004    $ 9.30       $10.78      93,488.74
                                                         2005     10.78        11.95     227,873.64
                                                         2006     11.95        14.71     313,985.53
                                                         2007     14.71        15.95     354,580.62
                                                         2008     15.95         9.04     403,025.28
                                                         2009      9.04        11.38     377,826.43
                                                         2010     11.38        12.05     332,523.19
                                                         2011     12.05        10.33     287,636.39
                                                         2012     10.33        11.96     180,283.34
                                                         2013     11.96        14.26      90,225.56

Neuberger Berman Genesis Investment Division (Class B).. 2004     15.80        17.72      55,979.61
                                                         2005     17.72        18.07      98,736.12
                                                         2006     18.07        20.64     112,796.68
                                                         2007     20.64        19.50     117,425.03
                                                         2008     19.50        11.76      90,956.16
                                                         2009     11.76        13.01      78,427.33
                                                         2010     13.01        15.50      71,819.20
                                                         2011     15.50        16.04      37,288.47
                                                         2012     16.04        17.27      17,454.71
                                                         2013     17.27        23.42       9,922.36

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B)).. 2004     12.40        13.34       8,860.83
                                                         2005     13.34        14.15      13,904.65
                                                         2006     14.15        15.92      35,006.86
                                                         2007     15.92        15.20      33,045.39
                                                         2008     15.20         9.20      28,317.62
                                                         2009      9.20        12.34      20,880.98
                                                         2010     12.34        14.88      17,578.79
                                                         2011     14.88        13.83      12,222.24
                                                         2012     13.83        14.29       7,105.46
                                                         2013     14.29        15.47           0.00

Oppenheimer Global Equity Investment Division (Class B). 2004     12.30        14.14       7,687.26
                                                         2005     14.14        16.09      18,561.69
                                                         2006     16.09        18.37      46,604.61
                                                         2007     18.37        19.16      59,841.56
                                                         2008     19.16        11.17      66,571.17
                                                         2009     11.17        15.32      65,780.18
                                                         2010     15.32        17.43      60,043.00
                                                         2011     17.43        15.66      54,762.86
                                                         2012     15.66        18.62      25,314.02
                                                         2013     18.62        23.23       6,568.96

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................ 2008      9.99         6.54       1,355.19
                                                         2009      6.54         8.51       1,867.62
                                                         2010      8.51         8.99       1,657.67
                                                         2011      8.99         8.22       2,064.61
                                                         2012      8.22         9.85         914.81
                                                         2013      9.85        10.46           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)................................ 2006    $10.83       $10.90      12,083.89
                                                       2007     10.90        11.84      25,724.68
                                                       2008     11.84        10.82     156,654.00
                                                       2009     10.82        12.53     199,402.13
                                                       2010     12.53        13.25     173,863.50
                                                       2011     13.25        14.45      93,195.87
                                                       2012     14.45        15.47      81,499.24
                                                       2013     15.47        13.77      35,222.21

PIMCO Total Return Investment Division (Class B)...... 2004     11.47        11.85      91,450.71
                                                       2005     11.85        11.89     211,423.65
                                                       2006     11.89        12.20     283,358.24
                                                       2007     12.20        12.87     340,174.83
                                                       2008     12.87        12.68     262,254.44
                                                       2009     12.68        14.69     278,755.04
                                                       2010     14.69        15.59     287,166.30
                                                       2011     15.59        15.78     215,060.45
                                                       2012     15.78        16.92     116,709.73
                                                       2013     16.92        16.28      38,809.98

Pyramis(R) Government Income Investment Division
  (Class B) (4/30/2012)............................... 2012     10.71        10.84      15,793.58
                                                       2013     10.84        10.16           0.00

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013)......................................... 2013     10.21        10.71       3,111.23

Russell 2000(R) Index Investment Division (Class B)... 2004     13.10        14.95      29,954.58
                                                       2005     14.95        15.30      65,152.20
                                                       2006     15.30        17.65     105,614.62
                                                       2007     17.65        17.03     121,059.07
                                                       2008     17.03        11.08     115,926.73
                                                       2009     11.08        13.66     112,696.60
                                                       2010     13.66        16.97      94,942.90
                                                       2011     16.97        15.93      68,344.22
                                                       2012     15.93        18.14      44,442.72
                                                       2013     18.14        24.60      16,265.16

Schroders Global Multi-Asset Investment Division
  (Class B) (4/30/2012)............................... 2012      1.01         1.06      78,452.00
                                                       2013      1.06         1.15      60,275.52

SSgA Growth ETF Investment Division (Class B)
  (5/1/2006).......................................... 2006     10.67        11.34           2.69
                                                       2007     11.34        11.75       3,536.75
                                                       2008     11.75         7.73       8,399.08
                                                       2009      7.73         9.79      14,430.38
                                                       2010      9.79        10.96      13,232.80
                                                       2011     10.96        10.53       4,090.64
                                                       2012     10.53        11.88       3,853.07
                                                       2013     11.88        13.77       3,645.54

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
SSgA Growth and Income ETF Investment Division
  (Class B) (5/1/2006)....................................... 2006    $10.48       $11.09          71.66
                                                              2007     11.09        11.46       3,546.22
                                                              2008     11.46         8.43       5,086.56
                                                              2009      8.43        10.33       9,215.28
                                                              2010     10.33        11.37      71,259.10
                                                              2011     11.37        11.28      74,525.86
                                                              2012     11.28        12.49      68,749.30
                                                              2013     12.49        13.84      33,071.05

T. Rowe Price Large Cap Growth Investment Division
  (Class B).................................................. 2004     10.86        11.73      39,975.81
                                                              2005     11.73        12.24      61,086.27
                                                              2006     12.24        13.56      74,688.89
                                                              2007     13.56        14.52      89,830.48
                                                              2008     14.52         8.26      75,873.73
                                                              2009      8.26        11.59      76,806.36
                                                              2010     11.59        13.28      65,184.74
                                                              2011     13.28        12.86      44,916.98
                                                              2012     12.86        14.97      29,339.24
                                                              2013     14.97        20.38      30,452.80

T. Rowe Price Large Cap Growth Investment Division (Class B)
  (formerly RCM Technology Investment Division
  (Class B))................................................. 2004      4.10         4.25      20,294.24
                                                              2005      4.25         4.63      22,047.22
                                                              2006      4.63         4.79      34,273.48
                                                              2007      4.79         6.18     110,778.13
                                                              2008      6.18         3.37     123,776.39
                                                              2009      3.37         5.25     152,166.36
                                                              2010      5.25         6.58     201,702.73
                                                              2011      6.58         5.82     129,849.26
                                                              2012      5.82         6.40      95,941.70
                                                              2013      6.40         6.68           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B).................................................. 2004      6.17         6.97      26,082.30
                                                              2005      6.97         7.85      47,602.89
                                                              2006      7.85         8.17     105,812.07
                                                              2007      8.17         9.43     358,391.38
                                                              2008      9.43         5.57     339,296.29
                                                              2009      5.57         7.96     296,892.75
                                                              2010      7.96         9.97     200,238.24
                                                              2011      9.97         9.62     154,367.10
                                                              2012      9.62        10.73     103,034.02
                                                              2013     10.73        14.38      39,639.06

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2004    $11.94       $12.69      10,681.68
                                                       2005     12.69        13.78      23,051.77
                                                       2006     13.78        14.02      28,507.52
                                                       2007     14.02        15.06      88,427.03
                                                       2008     15.06         9.41      97,497.74
                                                       2009      9.41        12.80      82,593.13
                                                       2010     12.80        16.91      41,560.02
                                                       2011     16.91        16.84      27,898.70
                                                       2012     16.84        19.15      23,378.94
                                                       2013     19.15        27.09       9,855.10

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2004     17.79        18.79      14,023.91
                                                       2005     18.79        18.91      62,081.03
                                                       2006     18.91        19.45      96,822.65
                                                       2007     19.45        19.79      93,146.89
                                                       2008     19.79        16.46      65,540.93
                                                       2009     16.46        21.31      63,239.55
                                                       2010     21.31        23.51      66,545.80
                                                       2011     23.51        24.41      45,823.13
                                                       2012     24.41        26.66      24,468.72
                                                       2013     26.66        26.37       6,499.39

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2004     14.70        15.00      56,301.68
                                                       2005     15.00        14.92     105,648.46
                                                       2006     14.92        15.22     127,007.24
                                                       2007     15.22        15.53     114,044.86
                                                       2008     15.53        15.16      80,758.16
                                                       2009     15.16        15.48      95,813.80
                                                       2010     15.48        16.02     115,043.54
                                                       2011     16.02        16.55      62,418.05
                                                       2012     16.55        16.73      29,395.25
                                                       2013     16.73        16.27      14,311.98
At 2.15 Separate Account Charge:

American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006     13.85        14.47      29,754.86
                                                       2007     14.47        14.63      65,533.52
                                                       2008     14.63        12.98      61,633.18
                                                       2009     12.98        14.30      64,796.29
                                                       2010     14.30        14.90      78,339.43
                                                       2011     14.90        15.48      45,705.08
                                                       2012     15.48        15.96      37,536.59
                                                       2013     15.96        15.28      18,258.65

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2004   $ 15.69      $ 18.56      22,855.68
                                                       2005     18.56        22.77      65,511.64
                                                       2006     22.77        27.65     148,347.38
                                                       2007     27.65        32.86     210,517.72
                                                       2008     32.86        14.94     219,837.50
                                                       2009     14.94        23.59     205,394.06
                                                       2010     23.59        28.27     179,942.97
                                                       2011     28.27        22.37     135,671.51
                                                       2012     22.37        25.87      94,806.63
                                                       2013     25.87        32.48      40,628.31

American Funds Growth Investment Division (Class 2)... 2004     99.40       109.43      14,058.69
                                                       2005    109.43       124.46      31,533.74
                                                       2006    124.46       134.26      54,896.22
                                                       2007    134.26       147.62      72,479.89
                                                       2008    147.62        80.94      74,474.41
                                                       2009     80.94       110.44      72,056.94
                                                       2010    110.44       128.29      61,480.91
                                                       2011    128.29       120.19      44,590.62
                                                       2012    120.19       138.67      30,307.69
                                                       2013    138.67       176.57      13,018.56

American Funds Growth-Income Investment Division
  (Class 2)........................................... 2004     77.35        83.56      19,344.03
                                                       2005     83.56        86.56      42,140.74
                                                       2006     86.56        97.60      63,265.18
                                                       2007     97.60       100.33      67,965.08
                                                       2008    100.33        61.02      60,995.53
                                                       2009     61.02        78.38      61,099.94
                                                       2010     78.38        85.48      54,880.32
                                                       2011     85.48        82.14      38,087.95
                                                       2012     82.14        94.44      23,363.24
                                                       2013     94.44       123.39      12,436.17

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.95 SEPARATE ACCOUNT CHARGE


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012).......................... 2012    $10.16       $10.47          0.00
                                                           2013     10.47        11.41          0.00

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.98      4,429.96
                                                           2009      6.98         8.85     21,392.53
                                                           2010      8.85         9.74      4,022.44
                                                           2011      9.74         9.35          0.00
                                                           2012      9.35        10.41          0.00
                                                           2013     10.41        12.10          0.00

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).............................................. 2006     13.91        14.54        609.09
                                                           2007     14.54        14.71      8,556.70
                                                           2008     14.71        13.06      5,627.05
                                                           2009     13.06        14.40      5,174.78
                                                           2010     14.40        15.01         68.28
                                                           2011     15.01        15.59          0.00
                                                           2012     15.59        16.09          0.00
                                                           2013     16.09        15.41          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)..................................... 2004     15.73        18.62     27,055.05
                                                           2005     18.62        22.86     27,764.62
                                                           2006     22.86        27.77     33,806.46
                                                           2007     27.77        33.02     31,194.78
                                                           2008     33.02        15.02     25,007.49
                                                           2009     15.02        23.73     13,830.25
                                                           2010     23.73        28.45      2,822.83
                                                           2011     28.45        22.52          0.00
                                                           2012     22.52        26.06          0.00
                                                           2013     26.06        32.74          0.00

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.33      6,318.23
                                                           2009      6.33         8.32      4,927.47
                                                           2010      8.32         9.26      6,828.59
                                                           2011      9.26         8.66          0.00
                                                           2012      8.66         9.86          0.00
                                                           2013      9.86        12.10          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth Investment Division+ (Class 2)...... 2004   $100.34      $110.53     14,562.37
                                                           2005    110.53       125.77     15,316.45
                                                           2006    125.77       135.74     16,484.29
                                                           2007    135.74       149.32     14,638.88
                                                           2008    149.32        81.91     11,738.22
                                                           2009     81.91       111.83      8,661.00
                                                           2010    111.83       129.96      2,879.17
                                                           2011    129.96       121.82          0.00
                                                           2012    121.82       140.62          0.00
                                                           2013    140.62       179.15          0.00

American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2004     78.09        84.39     24,296.87
                                                           2005     84.39        87.47     24,577.59
                                                           2006     87.47        98.68     23,058.63
                                                           2007     98.68       101.49     17,968.87
                                                           2008    101.49        61.76     14,155.02
                                                           2009     61.76        79.37      8,549.43
                                                           2010     79.37        86.60      1,125.13
                                                           2011     86.60        83.25          0.00
                                                           2012     83.25        95.76          0.00
                                                           2013     95.76       125.19          0.00

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.65          0.00
                                                           2009      7.65         9.26      2,841.49
                                                           2010      9.26         9.98      2,817.04
                                                           2011      9.98         9.81      2,785.75
                                                           2012      9.81        10.66      2,755.20
                                                           2013     10.66        11.87      2,726.80

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.09        11.45          0.00
                                                           2013     11.45        10.85          0.00

Baillie Gifford International Stock Investment Division
  (Class B)............................................... 2004     11.00        12.52         47.63
                                                           2005     12.52        14.44      2,963.92
                                                           2006     14.44        16.46      4,110.21
                                                           2007     16.46        17.76      3,157.70
                                                           2008     17.76         9.71      3,597.07
                                                           2009      9.71        11.61      3,066.43
                                                           2010     11.61        12.17      3,108.75
                                                           2011     12.17         9.53      2,877.52
                                                           2012      9.53        11.15        359.21
                                                           2013     11.15        12.59          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Barclays Aggregate Bond Index Investment Division (Class B)
  (formerly Barclays Capital Aggregate Bond Index Investment
  Division (Class B))........................................ 2004    $12.03       $12.35     31,888.21
                                                              2005     12.35        12.33     58,362.22
                                                              2006     12.33        12.56     52,710.37
                                                              2007     12.56        13.13     40,676.85
                                                              2008     13.13        13.60     29,784.71
                                                              2009     13.60        14.01     21,915.36
                                                              2010     14.01        14.52     34,159.38
                                                              2011     14.52        15.27     20,842.41
                                                              2012     15.27        15.52     11,973.90
                                                              2013     15.52        14.84      2,576.28

BlackRock Bond Income Investment Division (Class B).......... 2004     38.63        39.88        528.75
                                                              2005     39.88        39.95      2,908.64
                                                              2006     39.95        40.81      2,700.98
                                                              2007     40.81        42.42      2,773.60
                                                              2008     42.42        40.08      2,000.10
                                                              2009     40.08        42.91      2,214.04
                                                              2010     42.91        45.48      2,231.78
                                                              2011     45.48        47.42      3,282.15
                                                              2012     47.42        49.88      2,042.85
                                                              2013     49.88        48.43         23.53

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B))........................................ 2004     22.01        24.03      1,115.87
                                                              2005     24.03        25.16      1,111.80
                                                              2006     25.16        25.63      1,227.84
                                                              2007     25.63        29.77      1,040.52
                                                              2008     29.77        18.48      5,591.12
                                                              2009     18.48        24.74      1,465.53
                                                              2010     24.74        28.98      2,087.78
                                                              2011     28.98        25.82      1,211.60
                                                              2012     25.82        28.88        866.78
                                                              2013     28.88        37.93        807.29

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B) and before that FI Large Cap Investment
  Division (Class B)) (5/1/2006)............................. 2006     16.20        16.33          0.00
                                                              2007     16.33        16.61          0.00
                                                              2008     16.61         8.96      2,435.38
                                                              2009      8.96         9.32          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class B)...... 2004    $32.03       $34.43      1,286.48
                                                          2005     34.43        34.72      1,417.92
                                                          2006     34.72        37.54      1,304.25
                                                          2007     37.54        38.88      1,555.27
                                                          2008     38.88        28.61         42.92
                                                          2009     28.61        32.82         45.44
                                                          2010     32.82        35.19         49.10
                                                          2011     35.19        35.75         45.43
                                                          2012     35.75        39.30          0.00
                                                          2013     39.30        46.36          0.00

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012).................................. 2012      9.91        10.20          0.00
                                                          2013     10.20        11.03     14,896.50

BlackRock Large Cap Core Investment Division*
  (Class B).............................................. 2007     68.49        68.82        603.94
                                                          2008     68.82        42.31         89.12
                                                          2009     42.31        49.46         88.20
                                                          2010     49.46        54.54         87.94
                                                          2011     54.54        53.63        359.92
                                                          2012     53.63        59.64        272.93
                                                          2013     59.64        78.55        224.59

BlackRock Large Cap Core Investment Division (Class B)
  (formerly BlackRock Large Cap Investment Division
  (Class B))............................................. 2004     53.05        58.32          0.00
                                                          2005     58.32        59.10         64.81
                                                          2006     59.10        65.98        534.50
                                                          2007     65.98        69.07          0.00

BlackRock Large Cap Value Investment Division (Class B).. 2004     10.57        11.62          0.00
                                                          2005     11.62        12.03      3,132.73
                                                          2006     12.03        14.05      4,271.56
                                                          2007     14.05        14.21      6,612.88
                                                          2008     14.21         9.04     11,462.13
                                                          2009      9.04         9.85      6,791.97
                                                          2010      9.85        10.52      6,785.14
                                                          2011     10.52        10.53      5,420.96
                                                          2012     10.53        11.77      2,280.14
                                                          2013     11.77        15.20          0.00

BlackRock Money Market Investment Division (Class B)..... 2004     19.60        19.46          0.00
                                                          2005     19.46        19.59          0.00
                                                          2006     19.59        20.09          0.00
                                                          2007     20.09        20.64          0.00
                                                          2008     20.64        20.77          0.00
                                                          2009     20.77        20.42          0.00
                                                          2010     20.42        20.03          0.00
                                                          2011     20.03        19.64          0.00
                                                          2012     19.64        19.26          0.00
                                                          2013     19.26        18.89          0.00

                                                                     BEGINNING OF               NUMBER OF
                                                                         YEAR     END OF YEAR  ACCUMULATION
                                                                     ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                             ---- ------------ ------------ ------------
Clarion Global Real Estate Investment Division (Class B)....... 2004   $  9.99      $ 12.78      7,319.82
                                                                2005     12.78        14.20     19,686.55
                                                                2006     14.20        19.16     42,276.42
                                                                2007     19.16        15.97     35,776.12
                                                                2008     15.97         9.13     23,251.06
                                                                2009      9.13        12.07     23,593.95
                                                                2010     12.07        13.74     10,412.69
                                                                2011     13.74        12.72      6,829.78
                                                                2012     12.72        15.72      1,981.57
                                                                2013     15.72        15.96        656.59

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B))............................... 2004      6.48         7.02        363.43
                                                                2005      7.02         7.82      2,208.93
                                                                2006      7.82         7.54      4,667.37
                                                                2007      7.54         7.56      3,706.47
                                                                2008      7.56         4.52      4,179.79
                                                                2009      4.52         5.89      4,032.99
                                                                2010      5.89         7.15      3,833.31
                                                                2011      7.15         7.24      7,100.97
                                                                2012      7.24         8.42      4,482.43
                                                                2013      8.42        12.02          0.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B)).................. 2006      9.00         9.61      1,368.60
                                                                2007      9.61         8.87      1,363.74
                                                                2008      8.87         3.94      1,353.32
                                                                2009      3.94         5.34      4,783.40
                                                                2010      5.34         5.62      4,766.42
                                                                2011      5.62         5.96          0.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason Clearbridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B) and before that
  MFS(R) Investors Trust Investment Division (Class B))........ 2004      7.48         8.26          0.00
                                                                2005      8.26         8.66        511.00
                                                                2006      8.66         9.03      1,368.70

ClearBridge Aggressive Growth II Investment Division (Class B)
  (formerly Janus Forty Investment Division (Class B))
  (4/30/2007).................................................. 2007    127.01       155.23        236.72
                                                                2008    155.23        88.29      1,814.95
                                                                2009     88.29       123.70      1,025.61
                                                                2010    123.70       132.71        561.85
                                                                2011    132.71       120.33        512.24
                                                                2012    120.33       144.56        449.33
                                                                2013    144.56       182.58         94.92


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


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)......... 2004    $27.11       $29.07        345.72
                                                           2005     29.07        31.36      4,729.71
                                                           2006     31.36        35.16      5,991.31
                                                           2007     35.16        35.98      6,083.12
                                                           2008     35.98        21.34      7,539.75
                                                           2009     21.34        27.55      5,267.11
                                                           2010     27.55        30.18      8,101.24
                                                           2011     30.18        28.34      5,112.61
                                                           2012     28.34        31.29      2,583.09
                                                           2013     31.29        40.93        521.51

Frontier Mid Cap Growth Investment Division (Class B)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class B))..................................... 2004     30.73        33.95          0.00
                                                           2005     33.95        36.77          0.00
                                                           2006     36.77        38.39      1,194.30
                                                           2007     38.39        45.27        600.98
                                                           2008     45.27        24.04        502.35
                                                           2009     24.04        35.14      2,343.36
                                                           2010     35.14        39.63        786.82
                                                           2011     39.63        37.61        943.93
                                                           2012     37.61        40.82        937.25
                                                           2013     40.82        53.02        613.59

Harris Oakmark International Investment Division
  (Class B)............................................... 2004     11.86        13.72        949.47
                                                           2005     13.72        15.37      4,360.22
                                                           2006     15.37        19.42      5,990.28
                                                           2007     19.42        18.83      8,376.67
                                                           2008     18.83        10.92      7,073.66
                                                           2009     10.92        16.60      8,667.90
                                                           2010     16.60        18.96      6,963.23
                                                           2011     18.96        15.94      7,022.42
                                                           2012     15.94        20.20      3,754.33
                                                           2013     20.20        25.86        968.57

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04          0.00
                                                           2013      1.04         1.04          0.00

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2012     23.51        24.08      7,270.50
                                                           2013     24.08        30.77      1,794.39

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2004    $18.00       $20.93      2,574.08
                                                           2005     20.93        22.97      7,229.51
                                                           2006     22.97        25.05      9,441.32
                                                           2007     25.05        25.35     13,857.09
                                                           2008     25.35        13.05     12,288.68
                                                           2009     13.05        18.92     13,730.02
                                                           2010     18.92        23.38     11,196.19
                                                           2011     23.38        21.40     11,493.65
                                                           2012     21.40        23.63          0.00

Invesco Small Cap Growth Investment Division (Class B).... 2004     11.20        11.96      1,999.50
                                                           2005     11.96        12.70      4,087.05
                                                           2006     12.70        14.22      4,077.01
                                                           2007     14.22        15.49      4,352.05
                                                           2008     15.49         9.30      3,606.96
                                                           2009      9.30        12.21      4,222.28
                                                           2010     12.21        15.11      4,088.60
                                                           2011     15.11        14.66      2,944.17
                                                           2012     14.66        17.00      2,934.59
                                                           2013     17.00        23.37        816.44

Jennison Growth Investment Division (Class B)............. 2005      3.95         4.73      3,161.78
                                                           2006      4.73         4.76      3,155.78
                                                           2007      4.76         5.20      2,392.99
                                                           2008      5.20         3.23      2,375.26
                                                           2009      3.23         4.43      2,358.23
                                                           2010      4.43         4.83      2,350.37
                                                           2011      4.83         4.75          0.00
                                                           2012      4.75         5.38      4,980.40
                                                           2013      5.38         7.22          0.00

Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B)).............................................. 2004      4.13         4.29        931.60
                                                           2005      4.29         3.91        930.56

Jennison Growth Investment Division (Class B) (formerly
  Oppenheimer Capital Appreciation Investment Division
  (Class B)) (5/1/2005)................................... 2005      7.76         8.40      1,552.74
                                                           2006      8.40         8.86      5,249.29
                                                           2007      8.86         9.93      5,294.21
                                                           2008      9.93         5.26      5,611.30
                                                           2009      5.26         7.42      7,634.67
                                                           2010      7.42         7.96      6,549.82
                                                           2011      7.96         7.70      5,518.67
                                                           2012      7.70         8.65          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012    $ 1.01       $ 1.04          0.00
                                                            2013      1.04         1.13          0.00

Loomis Sayles Global Markets Investment Division (Class B)
  (4/29/2013).............................................. 2013     14.77        16.17          0.00

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.95      5,044.98
                                                            2009      7.95         9.97      3,262.51
                                                            2010      9.97        10.93          5.08
                                                            2011     10.93        10.95          0.00
                                                            2012     10.95        12.08          0.00
                                                            2013     12.08        12.59          0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2004     22.16        25.02        957.25
                                                            2005     25.02        26.17      1,914.50
                                                            2006     26.17        29.88      2,596.92
                                                            2007     29.88        32.71      3,184.36
                                                            2008     32.71        20.51      3,544.72
                                                            2009     20.51        26.13      2,836.89
                                                            2010     26.13        32.60      2,506.91
                                                            2011     32.60        32.08      1,560.38
                                                            2012     32.08        35.95        800.40
                                                            2013     35.95        49.60        375.05

Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2004      8.66         9.56          0.00
                                                            2005      9.56         9.78        252.79
                                                            2006      9.78        10.53      1,890.28
                                                            2007     10.53        10.77      2,360.96
                                                            2008     10.77         6.20      2,353.50
                                                            2009      6.20         7.88      6,086.24
                                                            2010      7.88        10.15      2,347.44
                                                            2011     10.15        10.23      1,890.28
                                                            2012     10.23        11.12          0.00
                                                            2013     11.12        16.19          0.00

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2004     15.26        16.20        993.97
                                                            2005     16.20        16.13      2,941.48
                                                            2006     16.13        17.26      6,019.69
                                                            2007     17.26        18.04     11,446.78
                                                            2008     18.04        14.40      9,528.47
                                                            2009     14.40        19.31      8,916.10
                                                            2010     19.31        21.39      9,152.78
                                                            2011     21.39        21.92      8,553.00
                                                            2012     21.92        24.27      8,070.23
                                                            2013     24.27        25.71        234.72

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Artisan Mid Cap Value Investment Division (Class B).... 2004    $28.35       $30.65        953.24
                                                            2005     30.65        32.98      4,369.76
                                                            2006     32.98        36.28      2,625.73
                                                            2007     36.28        33.06      2,781.48
                                                            2008     33.06        17.46      2,983.91
                                                            2009     17.46        24.18      2,232.38
                                                            2010     24.18        27.21      1,961.54
                                                            2011     27.21        28.42      1,533.54
                                                            2012     28.42        31.10        436.33
                                                            2013     31.10        41.63        337.24

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)..................................... 2011      9.98         9.73      9,298.29
                                                            2012      9.73         9.96      9,195.08
                                                            2013      9.96         9.88          0.00

MetLife Aggressive Strategy Investment Division
  (Class B)................................................ 2011     11.76        10.03          0.00
                                                            2012     10.03        11.49          0.00
                                                            2013     11.49        14.59          0.00

MetLife Aggressive Strategy Investment Division (Class B)
  (formerly MetLife Aggressive Allocation Investment
  Division (Class B))...................................... 2005      9.99        11.10          0.00
                                                            2006     11.10        12.60          0.00
                                                            2007     12.60        12.76      4,030.40
                                                            2008     12.76         7.45      9,154.41
                                                            2009      7.45         9.60      3,962.71
                                                            2010      9.60        10.90      3,935.14
                                                            2011     10.90        11.80          0.00

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012).............................................. 2012      9.94        10.36          0.00
                                                            2013     10.36        11.62          0.00

MetLife Conservative Allocation Investment Division
  (Class B) (5/1/2005)..................................... 2005      9.99        10.26          0.00
                                                            2006     10.26        10.75      2,074.04
                                                            2007     10.75        11.13     28,990.88
                                                            2008     11.13         9.34     12,902.22
                                                            2009      9.34        11.05     14,688.07
                                                            2010     11.05        11.92     12,086.59
                                                            2011     11.92        12.07     11,995.41
                                                            2012     12.07        12.93      6,184.08
                                                            2013     12.93        13.22          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Investment
  Division (Class B) (5/1/2005)........................... 2005    $ 9.99       $10.47       7,354.91
                                                           2006     10.47        11.24      14,148.53
                                                           2007     11.24        11.55      63,148.46
                                                           2008     11.55         8.88      57,396.15
                                                           2009      8.88        10.77      45,917.24
                                                           2010     10.77        11.78      41,078.37
                                                           2011     11.78        11.68      40,818.73
                                                           2012     11.68        12.76      39,824.79
                                                           2013     12.76        13.89      23,248.55

MetLife Growth Strategy Investment Division (Class B)
  (4/29/2013)............................................. 2013     11.31        12.84           0.00

MetLife Growth Strategy Investment Division (Class B)
  (formerly Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (4/28/2008).............. 2008      9.99         7.00      30,135.30
                                                           2009      7.00         8.83      23,527.52
                                                           2010      8.83         9.53      23,401.32
                                                           2011      9.53         9.18           0.00
                                                           2012      9.18        10.45           0.00
                                                           2013     10.45        11.24           0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................... 2004     11.41        12.73       3,071.40
                                                           2005     12.73        13.98       4,379.18
                                                           2006     13.98        15.06       7,809.23
                                                           2007     15.06        15.88       6,602.43
                                                           2008     15.88         9.91       9,320.16
                                                           2009      9.91        13.29      22,517.17
                                                           2010     13.29        16.42      15,821.37
                                                           2011     16.42        15.75       9,110.36
                                                           2012     15.75        18.12       1,865.81
                                                           2013     18.12        23.61         496.78

MetLife Moderate Allocation Investment Division (Class B)
  (5/1/2005).............................................. 2005      9.99        10.70      46,491.36
                                                           2006     10.70        11.74      69,819.26
                                                           2007     11.74        12.01      97,717.86
                                                           2008     12.01         8.41     121,265.95
                                                           2009      8.41        10.43      63,410.49
                                                           2010     10.43        11.58      55,578.32
                                                           2011     11.58        11.20      47,889.21
                                                           2012     11.20        12.44      44,871.47
                                                           2013     12.44        14.39      33,396.29

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B) (5/1/2005)....................... 2005    $ 9.99       $10.93      11,458.42
                                                       2006     10.93        12.24      63,979.50
                                                       2007     12.24        12.47      91,710.88
                                                       2008     12.47         7.93     135,900.90
                                                       2009      7.93        10.04     100,187.57
                                                       2010     10.04        11.30      91,521.14
                                                       2011     11.30        10.66      90,387.04
                                                       2012     10.66        12.06      70,425.54
                                                       2013     12.06        14.71      68,830.38

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)............................... 2013      1.07         1.12           0.00

MetLife Stock Index Investment Division (Class B)..... 2004     31.39        33.89      13,176.55
                                                       2005     33.89        34.69      20,802.11
                                                       2006     34.69        39.19      20,974.70
                                                       2007     39.19        40.35      16,593.18
                                                       2008     40.35        24.82      17,180.84
                                                       2009     24.82        30.65      23,911.63
                                                       2010     30.65        34.42      23,499.57
                                                       2011     34.42        34.31      13,420.07
                                                       2012     34.31        38.83       3,719.20
                                                       2013     38.83        50.15       1,918.94

MFS(R) Research International Investment Division
  (Class B)........................................... 2004      9.57        10.95         476.58
                                                       2005     10.95        12.50       1,637.50
                                                       2006     12.50        15.52       6,763.82
                                                       2007     15.52        17.24       7,505.32
                                                       2008     17.24         9.74       7,214.85
                                                       2009      9.74        12.57       7,908.64
                                                       2010     12.57        13.74       8,798.21
                                                       2011     13.74        12.03       7,793.39
                                                       2012     12.03        13.76       4,054.04
                                                       2013     13.76        16.10       1,168.43

MFS(R) Total Return Investment Division (Class B)..... 2004     33.48        36.27         646.66
                                                       2005     36.27        36.58       1,203.01
                                                       2006     36.58        40.16       1,029.13
                                                       2007     40.16        41.00       5,429.37
                                                       2008     41.00        31.22       1,821.85
                                                       2009     31.22        36.22       1,381.73
                                                       2010     36.22        39.01       1,233.88
                                                       2011     39.01        39.08         711.40
                                                       2012     39.08        42.65         176.35
                                                       2013     42.65        49.65          23.46

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B).................. 2004    $11.77       $12.65      1,123.06
                                                             2005     12.65        12.21      4,829.93
                                                             2006     12.21        14.11      1,157.60
                                                             2007     14.11        13.28      1,196.70
                                                             2008     13.28         8.63      5,035.86
                                                             2009      8.63        10.21      1,084.11
                                                             2010     10.21        11.13      1,085.98
                                                             2011     11.13        10.98        874.08
                                                             2012     10.98        12.53        272.38
                                                             2013     12.53        16.64          0.00

MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division (Class B)). 2004     21.65        24.34        233.65
                                                             2005     24.34        26.36      4,359.90
                                                             2006     26.36        28.87      3,387.51
                                                             2007     28.87        29.42      2,211.88
                                                             2008     29.42        17.57      2,028.32
                                                             2009     17.57        20.93      1,043.64
                                                             2010     20.93        23.46        960.75
                                                             2011     23.46        21.54        960.23
                                                             2012     21.54        24.39        417.02
                                                             2013     24.39        26.80          0.00

MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008).................................... 2008      9.99         6.57      5,743.52
                                                             2009      6.57         8.05          0.00
                                                             2010      8.05         8.76          4.93
                                                             2011      8.76         8.55          0.00
                                                             2012      8.55         9.55          0.00
                                                             2013      9.55        10.44          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................. 2010     11.97        13.85      4,386.77
                                                             2011     13.85        12.64      3,557.79
                                                             2012     12.64        13.55      1,286.75
                                                             2013     13.55        18.47        835.01

Morgan Stanley Mid Cap Growth Investment Division (Class B)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))................................................ 2004     14.08        15.80      1,081.56
                                                             2005     15.80        16.52      2,267.62
                                                             2006     16.52        18.08      3,620.59
                                                             2007     18.08        19.17      4,459.56
                                                             2008     19.17         8.37      4,482.61
                                                             2009      8.37        10.97      6,370.06
                                                             2010     10.97        11.85          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MSCI EAFE(R) Index Investment Division (Class B)........ 2004    $ 9.27       $10.75      9,314.05
                                                         2005     10.75        11.90     13,763.63
                                                         2006     11.90        14.65     13,998.00
                                                         2007     14.65        15.87     10,212.27
                                                         2008     15.87         8.99     14,373.62
                                                         2009      8.99        11.32     37,732.20
                                                         2010     11.32        11.98     33,466.81
                                                         2011     11.98        10.26     20,201.54
                                                         2012     10.26        11.88      2,413.63
                                                         2013     11.88        14.15        910.18

Neuberger Berman Genesis Investment Division (Class B).. 2004     15.77        17.68      3,999.70
                                                         2005     17.68        18.02      6,163.03
                                                         2006     18.02        20.57      7,949.48
                                                         2007     20.57        19.43      7,339.58
                                                         2008     19.43        11.71      3,270.29
                                                         2009     11.71        12.95      3,356.03
                                                         2010     12.95        15.42      4,925.75
                                                         2011     15.42        15.95      2,506.66
                                                         2012     15.95        17.17        893.91
                                                         2013     17.17        23.27          0.00

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B)).. 2004     12.38        13.32        744.36
                                                         2005     13.32        14.12        379.82
                                                         2006     14.12        15.88        464.48
                                                         2007     15.88        15.15        865.71
                                                         2008     15.15         9.16        860.08
                                                         2009      9.16        12.29        697.85
                                                         2010     12.29        14.81        696.53
                                                         2011     14.81        13.76          0.00
                                                         2012     13.76        14.21          0.00
                                                         2013     14.21        15.38          0.00

Oppenheimer Global Equity Investment Division (Class B). 2004     12.25        14.09      2,591.07
                                                         2005     14.09        16.02      4,150.28
                                                         2006     16.02        18.28      8,339.32
                                                         2007     18.28        19.05     12,075.92
                                                         2008     19.05        11.10     11,275.36
                                                         2009     11.10        15.22      9,917.50
                                                         2010     15.22        17.31      9,756.56
                                                         2011     17.31        15.55      7,789.52
                                                         2012     15.55        18.48      7,765.69
                                                         2013     18.48        23.03          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................... 2008    $ 9.99       $ 6.54          0.00
                                                            2009      6.54         8.51          0.00
                                                            2010      8.51         8.98          3.43
                                                            2011      8.98         8.20          0.00
                                                            2012      8.20         9.83          0.00
                                                            2013      9.83        10.43          0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)..................................... 2006     10.81        10.88          0.00
                                                            2007     10.88        11.82      3,051.90
                                                            2008     11.82        10.79     25,371.95
                                                            2009     10.79        12.49     18,875.01
                                                            2010     12.49        13.20     21,254.44
                                                            2011     13.20        14.39     11,386.99
                                                            2012     14.39        15.40     11,123.20
                                                            2013     15.40        13.70        843.80

PIMCO Total Return Investment Division (Class B)........... 2004     11.46        11.83      4,757.70
                                                            2005     11.83        11.86     14,606.50
                                                            2006     11.86        12.16     13,969.05
                                                            2007     12.16        12.83     10,920.01
                                                            2008     12.83        12.63      9,043.02
                                                            2009     12.63        14.62      6,701.30
                                                            2010     14.62        15.51     10,881.60
                                                            2011     15.51        15.69      8,808.87
                                                            2012     15.69        16.82      7,450.88
                                                            2013     16.82        16.18      5,582.65

Pyramis(R) Government Income Investment Division (Class B)
  (4/30/2012).............................................. 2012     10.71        10.83          0.00
                                                            2013     10.83        10.14          0.00

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.71          0.00

Russell 2000(R) Index Investment Division (Class B)........ 2004     13.07        14.91      2,868.80
                                                            2005     14.91        15.25      3,573.72
                                                            2006     15.25        17.58      8,011.43
                                                            2007     17.58        16.95      6,460.23
                                                            2008     16.95        11.02      3,706.08
                                                            2009     11.02        13.58     10,719.48
                                                            2010     13.58        16.86      9,522.18
                                                            2011     16.86        15.83      4,593.59
                                                            2012     15.83        18.01        448.23
                                                            2013     18.01        24.41        291.53

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06          0.00
                                                            2013      1.06         1.14          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
SSgA Growth ETF Investment Division (Class B)
  (5/1/2006)................................................. 2006    $10.67       $11.33        670.77
                                                              2007     11.33        11.74          0.00
                                                              2008     11.74         7.71          0.00
                                                              2009      7.71         9.77          0.00
                                                              2010      9.77        10.94          0.00
                                                              2011     10.94        10.50          0.00
                                                              2012     10.50        11.84          0.00
                                                              2013     11.84        13.71          0.00

SSgA Growth and Income ETF Investment Division (Class B)
  (5/1/2006)................................................. 2006     10.47        11.08      2,714.30
                                                              2007     11.08        11.45      1,284.07
                                                              2008     11.45         8.41      1,764.89
                                                              2009      8.41        10.31          0.00
                                                              2010     10.31        11.34          4.19
                                                              2011     11.34        11.24          0.00
                                                              2012     11.24        12.44          0.00
                                                              2013     12.44        13.78          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class B).................................................. 2004     10.83        11.69        356.94
                                                              2005     11.69        12.19      1,171.46
                                                              2006     12.19        13.50      1,416.31
                                                              2007     13.50        14.45      5,088.09
                                                              2008     14.45         8.22      3,195.72
                                                              2009      8.22        11.53      2,671.40
                                                              2010     11.53        13.20      2,566.49
                                                              2011     13.20        12.77      2,459.64
                                                              2012     12.77        14.86      1,515.71
                                                              2013     14.86        20.23      2,023.85

T. Rowe Price Large Cap Growth Investment Division (Class B)
  (formerly RCM Technology Investment Division
  (Class B))................................................. 2004      4.09         4.24        213.88
                                                              2005      4.24         4.62        212.24
                                                              2006      4.62         4.77      3,322.25
                                                              2007      4.77         6.16      2,641.39
                                                              2008      6.16         3.35     11,033.06
                                                              2009      3.35         5.23     33,748.95
                                                              2010      5.23         6.55     13,473.02
                                                              2011      6.55         5.79      7,833.97
                                                              2012      5.79         6.36      4,231.70
                                                              2013      6.36         6.64          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2004    $ 6.16       $ 6.96        559.85
                                                       2005      6.96         7.83      4,916.77
                                                       2006      7.83         8.15      5,805.41
                                                       2007      8.15         9.40      7,527.42
                                                       2008      9.40         5.55      7,808.99
                                                       2009      5.55         7.92      7,989.33
                                                       2010      7.92         9.92     11,005.59
                                                       2011      9.92         9.57      5,683.38
                                                       2012      9.57        10.67      5,441.68
                                                       2013     10.67        14.29      1,636.66

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2004     11.90        12.64        602.29
                                                       2005     12.64        13.72      1,137.94
                                                       2006     13.72        13.95      1,361.63
                                                       2007     13.95        14.98      1,650.75
                                                       2008     14.98         9.35      1,576.50
                                                       2009      9.35        12.72      1,554.94
                                                       2010     12.72        16.80      1,909.33
                                                       2011     16.80        16.71      1,833.06
                                                       2012     16.71        19.00      1,339.62
                                                       2013     19.00        26.86        786.45

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2004     17.70        18.70      2,689.93
                                                       2005     18.70        18.81      8,012.26
                                                       2006     18.81        19.34      7,032.64
                                                       2007     19.34        19.66      5,110.05
                                                       2008     19.66        16.35      4,492.72
                                                       2009     16.35        21.14      3,681.09
                                                       2010     21.14        23.32      3,066.44
                                                       2011     23.32        24.21      2,957.12
                                                       2012     24.21        26.42      2,063.79
                                                       2013     26.42        26.12          0.00

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2004     14.63        14.92      2,108.37
                                                       2005     14.92        14.84      6,283.23
                                                       2006     14.84        15.13      4,472.45
                                                       2007     15.13        15.43      4,227.20
                                                       2008     15.43        15.05      8,972.78
                                                       2009     15.05        15.36      9,251.24
                                                       2010     15.36        15.89      4,315.07
                                                       2011     15.89        16.41      3,893.84
                                                       2012     16.41        16.58      1,273.90
                                                       2013     16.58        16.11        508.88

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
At 2.20 Separate Account Charge:

American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006   $ 13.79      $ 14.40          0.00
                                                       2007     14.40        14.55      3,535.61
                                                       2008     14.55        12.90      3,513.81
                                                       2009     12.90        14.21      3,294.39
                                                       2010     14.21        14.80      1,798.56
                                                       2011     14.80        15.36      1,736.53
                                                       2012     15.36        15.84      1,685.19
                                                       2013     15.84        15.16        508.47

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2004     15.64        18.50      1,548.37
                                                       2005     18.50        22.68      3,303.35
                                                       2006     22.68        27.53      9,878.37
                                                       2007     27.53        32.70     14,621.74
                                                       2008     32.70        14.86     12,731.69
                                                       2009     14.86        23.46     13,910.72
                                                       2010     23.46        28.09     11,116.09
                                                       2011     28.09        22.22      9,663.04
                                                       2012     22.22        25.68      8,149.50
                                                       2013     25.68        32.23      2,099.55

American Funds Growth Investment Division (Class 2)... 2004     98.41       108.29      1,538.99
                                                       2005    108.29       123.10      2,730.25
                                                       2006    123.10       132.73      4,551.06
                                                       2007    132.73       145.86      5,997.42
                                                       2008    145.86        79.94      5,837.37
                                                       2009     79.94       109.02      8,038.41
                                                       2010    109.02       126.57      6,730.36
                                                       2011    126.57       118.53      5,203.87
                                                       2012    118.53       136.68      3,107.25
                                                       2013    136.68       173.95        765.59

American Funds Growth-Income Investment Division
  (Class 2)........................................... 2004     76.59        82.69      1,555.89
                                                       2005     82.69        85.61      3,032.38
                                                       2006     85.61        96.49      4,108.55
                                                       2007     96.49        99.14      4,891.86
                                                       2008     99.14        60.27      4,698.06
                                                       2009     60.27        77.38      4,491.44
                                                       2010     77.38        84.34      4,194.37
                                                       2011     84.34        81.00      3,550.46
                                                       2012     81.00        93.08      2,340.53
                                                       2013     93.08       121.56        336.48

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.00 SEPARATE ACCOUNT CHARGE


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012).......................... 2012    $10.15       $10.46     389,745.02
                                                           2013     10.46        11.39     495,711.72

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.98           0.00
                                                           2009      6.98         8.85      55,486.38
                                                           2010      8.85         9.73     202,898.02
                                                           2011      9.73         9.33     326,943.51
                                                           2012      9.33        10.38     404,437.61
                                                           2013     10.38        12.07     384,437.61

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).............................................. 2006     13.85        14.47       9,595.57
                                                           2007     14.47        14.63         927.95
                                                           2008     14.63        12.98           0.00
                                                           2009     12.98        14.30           0.00
                                                           2010     14.30        14.90           2.15
                                                           2011     14.90        15.48           0.00
                                                           2012     15.48        15.96           0.00
                                                           2013     15.96        15.28           0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)..................................... 2004     15.69        18.56       4,253.14
                                                           2005     18.56        22.77       3,720.80
                                                           2006     22.77        27.65       3,462.82
                                                           2007     27.65        32.86       4,490.02
                                                           2008     32.86        14.94       3,722.91
                                                           2009     14.94        23.59       3,401.46
                                                           2010     23.59        28.27       2,989.97
                                                           2011     28.27        22.37       3,095.31
                                                           2012     22.37        25.87       3,031.25
                                                           2013     25.87        32.48       1,972.53

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.33           0.00
                                                           2009      6.33         8.32       8,622.86
                                                           2010      8.32         9.25       8,630.31
                                                           2011      9.25         8.64      11,066.56
                                                           2012      8.64         9.84      11,776.29
                                                           2013      9.84        12.06       7,954.08

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth Investment Division+ (Class 2)...... 2004   $ 99.35      $109.38       1,952.69
                                                           2005    109.38       124.40       1,814.05
                                                           2006    124.40       134.20       1,100.43
                                                           2007    134.20       147.55         915.88
                                                           2008    147.55        80.90         903.53
                                                           2009     80.90       110.39         530.85
                                                           2010    110.39       128.22         502.06
                                                           2011    128.22       120.13         478.89
                                                           2012    120.13       138.60         450.48
                                                           2013    138.60       176.49         486.93

American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2004     77.32        83.52       1,755.10
                                                           2005     83.52        86.51       2,396.81
                                                           2006     86.51        97.55       2,471.57
                                                           2007     97.55       100.28       1,805.14
                                                           2008    100.28        60.99       1,943.98
                                                           2009     60.99        78.35       1,779.02
                                                           2010     78.35        85.44       1,843.67
                                                           2011     85.44        82.10       1,867.05
                                                           2012     82.10        94.39       1,514.50
                                                           2013     94.39       123.33         640.90

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.65           0.00
                                                           2009      7.65         9.25     152,863.14
                                                           2010      9.25         9.97     482,540.91
                                                           2011      9.97         9.79     544,723.97
                                                           2012      9.79        10.64     530,918.68
                                                           2013     10.64        11.83     495,761.72

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.08        11.44     411,249.44
                                                           2013     11.44        10.83     523,749.14

Baillie Gifford International Stock Investment Division
  (Class B)............................................... 2004     10.93        12.43           0.00
                                                           2005     12.43        14.33           0.00
                                                           2006     14.33        16.33           0.00
                                                           2007     16.33        17.62           0.00
                                                           2008     17.62         9.62           0.00
                                                           2009      9.62        11.50         129.24
                                                           2010     11.50        12.05       1,996.39
                                                           2011     12.05         9.43       3,909.51
                                                           2012      9.43        11.03       8,901.42
                                                           2013     11.03        12.45      10,429.09

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Barclays Aggregate Bond Index Investment Division (Class B)
  (formerly Barclays Capital Aggregate Bond Index Investment
  Division (Class B))........................................ 2004    $12.00       $12.31       3,542.00
                                                              2005     12.31        12.29      15,667.64
                                                              2006     12.29        12.50      12,450.27
                                                              2007     12.50        13.07       7,336.83
                                                              2008     13.07        13.53       5,187.05
                                                              2009     13.53        13.93      76,417.01
                                                              2010     13.93        14.43     144,999.58
                                                              2011     14.43        15.17     163,276.23
                                                              2012     15.17        15.41     188,468.98
                                                              2013     15.41        14.72     213,602.76

BlackRock Bond Income Investment Division (Class B).......... 2004     38.24        39.46         754.00
                                                              2005     39.46        39.51       1,489.48
                                                              2006     39.51        40.33           0.00
                                                              2007     40.33        41.91         155.30
                                                              2008     41.91        39.57         109.52
                                                              2009     39.57        42.35       1,283.55
                                                              2010     42.35        44.86       6,775.56
                                                              2011     44.86        46.75       7,833.19
                                                              2012     46.75        49.16      14,534.00
                                                              2013     49.16        47.70       9,729.03

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B))........................................ 2004     21.90        23.91           0.00
                                                              2005     23.91        25.02           0.00
                                                              2006     25.02        25.47           0.00
                                                              2007     25.47        29.57           0.00
                                                              2008     29.57        18.35         116.68
                                                              2009     18.35        24.55       3,512.08
                                                              2010     24.55        28.75      10,939.34
                                                              2011     28.75        25.60      12,003.14
                                                              2012     25.60        28.62      12,745.28
                                                              2013     28.62        37.57      12,878.74

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B) and before that FI Large Cap Investment
  Division (Class B)) (5/1/2006)............................. 2006     16.12        16.25           0.00
                                                              2007     16.25        16.51           0.00
                                                              2008     16.51         8.91           0.00
                                                              2009      8.91         9.26           0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class B)...... 2004    $31.74       $34.11           0.00
                                                          2005     34.11        34.38          78.47
                                                          2006     34.38        37.16         434.95
                                                          2007     37.16        38.46         435.27
                                                          2008     38.46        28.29         433.95
                                                          2009     28.29        32.44         433.38
                                                          2010     32.44        34.76         434.12
                                                          2011     34.76        35.30         281.33
                                                          2012     35.30        38.78          94.75
                                                          2013     38.78        45.72          33.03

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012).................................. 2012      9.91        10.19     445,113.13
                                                          2013     10.19        11.02     491,138.05

BlackRock Large Cap Core Investment Division*
  (Class B).............................................. 2007     67.68        67.98         210.53
                                                          2008     67.98        41.77         208.85
                                                          2009     41.77        48.81         207.20
                                                          2010     48.81        53.80         206.65
                                                          2011     53.80        52.87         204.49
                                                          2012     52.87        58.77         203.20
                                                          2013     58.77        77.36         202.07

BlackRock Large Cap Core Investment Division (Class B)
  (formerly BlackRock Large Cap Investment Division
  (Class B))............................................. 2004     52.50        57.70           0.00
                                                          2005     57.70        58.44           0.00
                                                          2006     58.44        65.21         211.12
                                                          2007     65.21        68.25           0.00

BlackRock Large Cap Value Investment Division (Class B).. 2004     10.56        11.60           0.00
                                                          2005     11.60        12.01           0.00
                                                          2006     12.01        14.02           0.00
                                                          2007     14.02        14.17         175.04
                                                          2008     14.17         9.01           0.00
                                                          2009      9.01         9.81      22,289.55
                                                          2010      9.81        10.47      81,092.07
                                                          2011     10.47        10.48      84,733.72
                                                          2012     10.48        11.70      91,260.55
                                                          2013     11.70        15.12      89,110.19

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class B)........ 2004    $19.40       $19.25      9,129.91
                                                             2005     19.25        19.37      3,185.85
                                                             2006     19.37        19.85      4,587.01
                                                             2007     19.85        20.39      1,410.41
                                                             2008     20.39        20.51      1,619.94
                                                             2009     20.51        20.15      7,206.62
                                                             2010     20.15        19.75      4,066.50
                                                             2011     19.75        19.36     20,543.08
                                                             2012     19.36        18.98     17,843.39
                                                             2013     18.98        18.60     14,469.83

Clarion Global Real Estate Investment Division (Class B).... 2004      9.99        12.78      1,252.41
                                                             2005     12.78        14.19      4,036.10
                                                             2006     14.19        19.14      3,967.93
                                                             2007     19.14        15.94      2,373.04
                                                             2008     15.94         9.11      2,447.36
                                                             2009      9.11        12.03      3,229.47
                                                             2010     12.03        13.70      9,742.91
                                                             2011     13.70        12.68     15,008.90
                                                             2012     12.68        15.65     22,495.95
                                                             2013     15.65        15.89     26,559.44

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B))............................ 2004      6.47         7.01          0.00
                                                             2005      7.01         7.80          0.00
                                                             2006      7.80         7.52          0.00
                                                             2007      7.52         7.53          0.00
                                                             2008      7.53         4.50          0.00
                                                             2009      4.50         5.86          0.00
                                                             2010      5.86         7.12      2,721.42
                                                             2011      7.12         7.20      5,679.72
                                                             2012      7.20         8.37     13,661.01
                                                             2013      8.37        11.94     17,930.99

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B))............... 2006      8.96         9.57          0.00
                                                             2007      9.57         8.83          0.00
                                                             2008      8.83         3.92          0.00
                                                             2009      3.92         5.31     17,377.34
                                                             2010      5.31         5.58     21,812.13
                                                             2011      5.58         5.93          0.00

                                                                     BEGINNING OF               NUMBER OF
                                                                         YEAR     END OF YEAR  ACCUMULATION
                                                                     ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                             ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason Clearbridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B) and before that
  MFS(R) Investors Trust Investment Division (Class B))........ 2004   $  7.46      $  8.23          0.00
                                                                2005      8.23         8.63          0.00
                                                                2006      8.63         9.00          0.00

ClearBridge Aggressive Growth II Investment Division (Class B)
  (formerly Janus Forty Investment Division (Class B))
  (4/30/2007).................................................. 2007    125.42       153.24        683.80
                                                                2008    153.24        87.12      1,220.21
                                                                2009     87.12       121.99      2,816.31
                                                                2010    121.99       130.81      4,607.47
                                                                2011    130.81       118.55      4,758.50
                                                                2012    118.55       142.35      5,623.83
                                                                2013    142.35       179.70      4,313.77

Davis Venture Value Investment Division (Class B).............. 2004     26.98        28.92          0.00
                                                                2005     28.92        31.19         24.37
                                                                2006     31.19        34.95        130.86
                                                                2007     34.95        35.74        363.84
                                                                2008     35.74        21.19        315.19
                                                                2009     21.19        27.34        890.68
                                                                2010     27.34        29.94      4,636.30
                                                                2011     29.94        28.09      7,041.54
                                                                2012     28.09        31.01     10,389.07
                                                                2013     31.01        40.54      9,592.25

Frontier Mid Cap Growth Investment Division (Class B)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class B)).......................................... 2004     30.49        33.66          0.00
                                                                2005     33.66        36.44          0.00
                                                                2006     36.44        38.03          0.00
                                                                2007     38.03        44.82          0.00
                                                                2008     44.82        23.79          0.00
                                                                2009     23.79        34.76      1,022.59
                                                                2010     34.76        39.18      6,748.91
                                                                2011     39.18        37.16      8,392.66
                                                                2012     37.16        40.32      9,687.96
                                                                2013     40.32        52.34      6,802.41

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class B)............................................ 2004    $11.85       $13.70          210.15
                                                        2005     13.70        15.34          209.68
                                                        2006     15.34        19.37          592.27
                                                        2007     19.37        18.78          723.18
                                                        2008     18.78        10.88          708.83
                                                        2009     10.88        16.53       15,302.70
                                                        2010     16.53        18.87       21,365.22
                                                        2011     18.87        15.86       20,465.85
                                                        2012     15.86        20.09       26,615.04
                                                        2013     20.09        25.70       19,131.35

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)................................ 2012      1.01         1.04    1,136,194.79
                                                        2013      1.04         1.04    1,963,610.17

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B)).................................. 2012     23.35        23.91        7,157.33
                                                        2013     23.91        30.54        6,279.81

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B)).................................. 2004     17.95        20.86            0.00
                                                        2005     20.86        22.89        2,335.47
                                                        2006     22.89        24.95        2,757.29
                                                        2007     24.95        25.23        2,301.50
                                                        2008     25.23        12.99        2,282.94
                                                        2009     12.99        18.81        7,337.82
                                                        2010     18.81        23.24       11,074.71
                                                        2011     23.24        21.26        8,115.78
                                                        2012     21.26        23.47            0.00

Invesco Small Cap Growth Investment Division (Class B). 2004     11.19        11.94            0.00
                                                        2005     11.94        12.67            0.00
                                                        2006     12.67        14.18            0.00
                                                        2007     14.18        15.44            0.00
                                                        2008     15.44         9.27            0.00
                                                        2009      9.27        12.16        1,016.09
                                                        2010     12.16        15.04          970.32
                                                        2011     15.04        14.58        2,474.75
                                                        2012     14.58        16.90        1,598.44
                                                        2013     16.90        23.22        1,779.02

Jennison Growth Investment Division (Class B).......... 2005      3.94         4.72            0.00
                                                        2006      4.72         4.74            0.00
                                                        2007      4.74         5.18            0.00
                                                        2008      5.18         3.22            0.00
                                                        2009      3.22         4.40          371.66
                                                        2010      4.40         4.81        5,255.24
                                                        2011      4.81         4.72        5,947.73
                                                        2012      4.72         5.35       47,533.84
                                                        2013      5.35         7.17       12,117.66

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B))............................................... 2004    $ 4.12       $ 4.28            0.00
                                                            2005      4.28         3.90            0.00

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005)........................... 2005      7.74         8.38            0.00
                                                            2006      8.38         8.84          317.75
                                                            2007      8.84         9.90            0.00
                                                            2008      9.90         5.24            0.00
                                                            2009      5.24         7.39       11,906.65
                                                            2010      7.39         7.92       17,953.16
                                                            2011      7.92         7.66        5,906.39
                                                            2012      7.66         8.60            0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04      502,029.14
                                                            2013      1.04         1.13    1,415,404.61

Loomis Sayles Global Markets Investment Division
  (Class B) (4/29/2013).................................... 2013     14.72        16.11       13,535.25

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.95            0.00
                                                            2009      7.95         9.96        2,330.94
                                                            2010      9.96        10.92        4,711.25
                                                            2011     10.92        10.93        5,375.82
                                                            2012     10.93        12.05        4,656.19
                                                            2013     12.05        12.56            0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2004     22.05        24.88            0.00
                                                            2005     24.88        26.02            0.00
                                                            2006     26.02        29.69            0.00
                                                            2007     29.69        32.48            0.00
                                                            2008     32.48        20.36            0.00
                                                            2009     20.36        25.93          609.31
                                                            2010     25.93        32.33          813.35
                                                            2011     32.33        31.80          814.48
                                                            2012     31.80        35.61          401.56
                                                            2013     35.61        49.11          140.26

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2004    $ 8.65       $ 9.54          0.00
                                                            2005      9.54         9.76          0.00
                                                            2006      9.76        10.50          0.00
                                                            2007     10.50        10.73          0.00
                                                            2008     10.73         6.17          0.00
                                                            2009      6.17         7.85          0.00
                                                            2010      7.85        10.10          0.00
                                                            2011     10.10        10.18          0.00
                                                            2012     10.18        11.06          0.00
                                                            2013     11.06        16.09          0.00

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2004     15.20        16.13          0.00
                                                            2005     16.13        16.05      2,036.19
                                                            2006     16.05        17.17      2,293.36
                                                            2007     17.17        17.93      1,833.31
                                                            2008     17.93        14.30      1,776.20
                                                            2009     14.30        19.18        746.78
                                                            2010     19.18        21.24     12,519.93
                                                            2011     21.24        21.75     11,851.59
                                                            2012     21.75        24.07     11,879.54
                                                            2013     24.07        25.48     10,797.26

Met/Artisan Mid Cap Value Investment Division (Class B).... 2004     28.19        30.47          0.00
                                                            2005     30.47        32.77        516.30
                                                            2006     32.77        36.03        486.09
                                                            2007     36.03        32.82        259.96
                                                            2008     32.82        17.32        258.47
                                                            2009     17.32        23.98      2,425.71
                                                            2010     23.98        26.97      3,757.01
                                                            2011     26.97        28.16      5,414.85
                                                            2012     28.16        30.79      6,183.77
                                                            2013     30.79        41.20      5,407.06

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)..................................... 2011      9.98         9.72          0.00
                                                            2012      9.72         9.95          0.00
                                                            2013      9.95         9.86     12,418.60

MetLife Aggressive Strategy Investment Division
  (Class B)................................................ 2011     11.72        10.00     13,058.13
                                                            2012     10.00        11.44     13,656.32
                                                            2013     11.44        14.53     65,495.39

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MetLife Aggressive Strategy Investment Division (Class B)
  (formerly MetLife Aggressive Allocation Investment
  Division (Class B))..................................... 2005    $ 9.99       $11.10           0.00
                                                           2006     11.10        12.59           0.00
                                                           2007     12.59        12.74       2,994.77
                                                           2008     12.74         7.43       2,993.70
                                                           2009      7.43         9.58       3,010.68
                                                           2010      9.58        10.87       2,998.71
                                                           2011     10.87        11.76           0.00

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012)............................................. 2012      9.94        10.36     451,186.98
                                                           2013     10.36        11.61     708,335.09

MetLife Conservative Allocation Investment Division
  (Class B) (5/1/2005).................................... 2005      9.99        10.25           0.00
                                                           2006     10.25        10.74           0.00
                                                           2007     10.74        11.12           0.00
                                                           2008     11.12         9.33       2,060.25
                                                           2009      9.33        11.02      29,871.12
                                                           2010     11.02        11.89      55,435.55
                                                           2011     11.89        12.03      81,614.85
                                                           2012     12.03        12.88     119,014.96
                                                           2013     12.88        13.16     170,871.35

MetLife Conservative to Moderate Allocation Investment
  Division (Class B) (5/1/2005)........................... 2005      9.99        10.47           0.00
                                                           2006     10.47        11.23           0.00
                                                           2007     11.23        11.54      10,049.87
                                                           2008     11.54         8.86       8,977.60
                                                           2009      8.86        10.75      26,284.66
                                                           2010     10.75        11.75     136,779.21
                                                           2011     11.75        11.64     246,781.03
                                                           2012     11.64        12.71     247,821.26
                                                           2013     12.71        13.82     240,199.29

MetLife Growth Strategy Investment Division (Class B)
  (4/29/2013)............................................. 2013     11.28        12.81      29,093.77

MetLife Growth Strategy Investment Division (Class B)
  (formerly Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (4/28/2008).............. 2008      9.99         7.00           0.00
                                                           2009      7.00         8.82      16,136.88
                                                           2010      8.82         9.52      16,143.26
                                                           2011      9.52         9.16      18,787.98
                                                           2012      9.16        10.43      18,048.29
                                                           2013     10.43        11.21           0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................... 2004    $11.38       $12.70          220.68
                                                           2005     12.70        13.95        1,550.66
                                                           2006     13.95        15.01        2,166.87
                                                           2007     15.01        15.82        2,262.33
                                                           2008     15.82         9.86        2,084.08
                                                           2009      9.86        13.23       15,029.97
                                                           2010     13.23        16.34       35,100.99
                                                           2011     16.34        15.66       37,367.51
                                                           2012     15.66        18.01       39,275.51
                                                           2013     18.01        23.45       43,416.79

MetLife Moderate Allocation Investment Division (Class B)
  (5/1/2005).............................................. 2005      9.99        10.70            0.00
                                                           2006     10.70        11.73            0.00
                                                           2007     11.73        12.00        6,813.56
                                                           2008     12.00         8.39        9,625.59
                                                           2009      8.39        10.41      172,952.20
                                                           2010     10.41        11.55      648,202.72
                                                           2011     11.55        11.16      744,956.34
                                                           2012     11.16        12.39      802,464.46
                                                           2013     12.39        14.33      828,435.25

MetLife Moderate to Aggressive Allocation Investment
  Division (Class B) (5/1/2005)........................... 2005      9.99        10.93            0.00
                                                           2006     10.93        12.23        9,597.98
                                                           2007     12.23        12.45        7,247.66
                                                           2008     12.45         7.92          496.93
                                                           2009      7.92        10.02        8,684.15
                                                           2010     10.02        11.26       47,115.16
                                                           2011     11.26        10.62       49,028.51
                                                           2012     10.62        12.02       49,724.04
                                                           2013     12.02        14.64       58,939.90

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)................................... 2013      1.07         1.12    1,134,924.09

MetLife Stock Index Investment Division (Class B)......... 2004     31.17        33.64          932.51
                                                           2005     33.64        34.42        4,653.75
                                                           2006     34.42        38.87        4,052.46
                                                           2007     38.87        39.99        3,035.45
                                                           2008     39.99        24.59        2,910.98
                                                           2009     24.59        30.35       50,848.30
                                                           2010     30.35        34.06       81,990.42
                                                           2011     34.06        33.94       89,053.88
                                                           2012     33.94        38.39       89,252.21
                                                           2013     38.39        49.56       88,088.64

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B)....................................... 2004    $ 9.55       $10.93          0.00
                                                   2005     10.93        12.47          0.00
                                                   2006     12.47        15.47          0.00
                                                   2007     15.47        17.18          0.00
                                                   2008     17.18         9.70          0.00
                                                   2009      9.70        12.52      2,427.29
                                                   2010     12.52        13.67      3,535.41
                                                   2011     13.67        11.96      2,050.25
                                                   2012     11.96        13.68      1,826.68
                                                   2013     13.68        16.00      3,681.76

MFS(R) Total Return Investment Division (Class B). 2004     33.19        35.95          0.00
                                                   2005     35.95        36.24      1,335.09
                                                   2006     36.24        39.77      1,335.09
                                                   2007     39.77        40.58      1,165.26
                                                   2008     40.58        30.88      1,164.61
                                                   2009     30.88        35.81        331.63
                                                   2010     35.81        38.55      1,954.75
                                                   2011     38.55        38.60      2,201.40
                                                   2012     38.60        42.11      2,148.45
                                                   2013     42.11        49.00      1,870.90

MFS(R) Value Investment Division (Class B)........ 2004     11.74        12.62        948.46
                                                   2005     12.62        12.16      2,385.88
                                                   2006     12.16        14.05        494.83
                                                   2007     14.05        13.22          0.00
                                                   2008     13.22         8.59          0.00
                                                   2009      8.59        10.15      6,610.67
                                                   2010     10.15        11.06     20,206.39
                                                   2011     11.06        10.91     19,147.06
                                                   2012     10.91        12.44     17,820.26
                                                   2013     12.44        16.51     20,446.47

MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B))...................................... 2004     21.54        24.20          0.00
                                                   2005     24.20        26.19          0.00
                                                   2006     26.19        28.67          0.00
                                                   2007     28.67        29.21          0.00
                                                   2008     29.21        17.43          0.00
                                                   2009     17.43        20.76          0.00
                                                   2010     20.76        23.25          0.00
                                                   2011     23.25        21.34          0.00
                                                   2012     21.34        24.15          0.00
                                                   2013     24.15        26.54          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008).................................... 2008    $ 9.99       $ 6.57          0.00
                                                             2009      6.57         8.04      2,284.00
                                                             2010      8.04         8.75      5,053.40
                                                             2011      8.75         8.53      5,287.67
                                                             2012      8.53         9.53      4,813.96
                                                             2013      9.53        10.41          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................. 2010     11.89        13.76      3,221.48
                                                             2011     13.76        12.55      6,725.96
                                                             2012     12.55        13.44     17,533.82
                                                             2013     13.44        18.32      8,787.56

Morgan Stanley Mid Cap Growth Investment Division (Class B)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))................................................ 2004     14.03        15.73          0.00
                                                             2005     15.73        16.45          0.00
                                                             2006     16.45        17.99          0.00
                                                             2007     17.99        19.06        328.77
                                                             2008     19.06         8.32        424.10
                                                             2009      8.32        10.90      2,090.20
                                                             2010     10.90        11.77          0.00

MSCI EAFE(R) Index Investment Division (Class B)............ 2004      9.25        10.71        519.78
                                                             2005     10.71        11.86      2,555.02
                                                             2006     11.86        14.59      2,012.62
                                                             2007     14.59        15.80      1,546.11
                                                             2008     15.80         8.95      1,505.84
                                                             2009      8.95        11.25     39,736.44
                                                             2010     11.25        11.91     65,798.14
                                                             2011     11.91        10.19     78,802.45
                                                             2012     10.19        11.79     86,918.88
                                                             2013     11.79        14.05     92,866.43

Neuberger Berman Genesis Investment Division (Class B)...... 2004     15.74        17.64          0.00
                                                             2005     17.64        17.97      2,780.30
                                                             2006     17.97        20.51      2,164.21
                                                             2007     20.51        19.36      1,656.74
                                                             2008     19.36        11.66      1,653.87
                                                             2009     11.66        12.89          0.00
                                                             2010     12.89        15.33          2.04
                                                             2011     15.33        15.86          0.00
                                                             2012     15.86        17.06         42.73
                                                             2013     17.06        23.11      1,998.10

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B)).. 2004    $12.37       $13.30           0.00
                                                         2005     13.30        14.09           0.00
                                                         2006     14.09        15.84           0.00
                                                         2007     15.84        15.10           0.00
                                                         2008     15.10         9.13           0.00
                                                         2009      9.13        12.24           0.00
                                                         2010     12.24        14.74         715.42
                                                         2011     14.74        13.69       2,526.00
                                                         2012     13.69        14.13       2,742.30
                                                         2013     14.13        15.29           0.00

Oppenheimer Global Equity Investment Division (Class B). 2004     12.21        14.03           0.00
                                                         2005     14.03        15.95          47.74
                                                         2006     15.95        18.19         498.93
                                                         2007     18.19        18.95         254.82
                                                         2008     18.95        11.04         254.05
                                                         2009     11.04        15.13       1,426.53
                                                         2010     15.13        17.19       4,594.07
                                                         2011     17.19        15.43       5,402.49
                                                         2012     15.43        18.33       5,920.40
                                                         2013     18.33        22.84      24,027.45

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................ 2008      9.99         6.54           0.00
                                                         2009      6.54         8.50       8,243.08
                                                         2010      8.50         8.97      33,858.63
                                                         2011      8.97         8.19      35,481.54
                                                         2012      8.19         9.81      35,223.85
                                                         2013      9.81        10.40           0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006).................................. 2006     10.79        10.86         798.68
                                                         2007     10.86        11.79      12,557.21
                                                         2008     11.79        10.76       9,089.55
                                                         2009     10.76        12.45      21,182.78
                                                         2010     12.45        13.15      50,445.66
                                                         2011     13.15        14.33      67,883.43
                                                         2012     14.33        15.33      74,662.29
                                                         2013     15.33        13.63      66,592.62

PIMCO Total Return Investment Division (Class B)........ 2004     11.44        11.81         440.45
                                                         2005     11.81        11.84       8,179.04
                                                         2006     11.84        12.13       7,447.36
                                                         2007     12.13        12.78       4,933.48
                                                         2008     12.78        12.58       5,952.41
                                                         2009     12.58        14.56      48,378.06
                                                         2010     14.56        15.43      85,239.29
                                                         2011     15.43        15.61      83,164.88
                                                         2012     15.61        16.72     116,288.90
                                                         2013     16.72        16.07     102,304.96

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Pyramis(R) Government Income Investment Division
  (Class B) (4/30/2012).................................... 2012    $10.70       $10.82      189,666.22
                                                            2013     10.82        10.13      226,525.89
Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.70       10,802.22

Russell 2000(R) Index Investment Division (Class B)........ 2004     13.03        14.86           96.62
                                                            2005     14.86        15.19           94.04
                                                            2006     15.19        17.51          342.50
                                                            2007     17.51        16.87          428.25
                                                            2008     16.87        10.97          324.41
                                                            2009     10.97        13.51       11,178.11
                                                            2010     13.51        16.76       21,215.53
                                                            2011     16.76        15.72       22,062.84
                                                            2012     15.72        17.89       24,341.93
                                                            2013     17.89        24.23       27,338.98

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06      535,553.65
                                                            2013      1.06         1.14    1,184,569.04

SSgA Growth ETF Investment Division (Class B)
  (5/1/2006)............................................... 2006     10.66        11.33            0.00
                                                            2007     11.33        11.72            0.00
                                                            2008     11.72         7.70            0.00
                                                            2009      7.70         9.75            0.00
                                                            2010      9.75        10.91            0.00
                                                            2011     10.91        10.46            0.00
                                                            2012     10.46        11.80            0.00
                                                            2013     11.80        13.65          608.38

SSgA Growth and Income ETF Investment Division
  (Class B) (5/1/2006)..................................... 2006     10.47        11.07            0.00
                                                            2007     11.07        11.44            0.00
                                                            2008     11.44         8.40            0.00
                                                            2009      8.40        10.28        2,753.71
                                                            2010     10.28        11.32       52,081.98
                                                            2011     11.32        11.21       92,818.79
                                                            2012     11.21        12.40       88,982.96
                                                            2013     12.40        13.72       88,363.13

T. Rowe Price Large Cap Growth Investment Division
  (Class B)................................................ 2004     10.80        11.66            0.00
                                                            2005     11.66        12.15            0.00
                                                            2006     12.15        13.45            0.00
                                                            2007     13.45        14.38            0.00
                                                            2008     14.38         8.17            0.00
                                                            2009      8.17        11.46            0.00
                                                            2010     11.46        13.12            1.16
                                                            2011     13.12        12.69            0.00
                                                            2012     12.69        14.76            0.00
                                                            2013     14.76        20.08       11,307.31

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division (Class B)
  (formerly RCM Technology Investment Division
  (Class B))................................................. 2004    $ 4.08       $ 4.24          0.00
                                                              2005      4.24         4.61          0.00
                                                              2006      4.61         4.76          0.00
                                                              2007      4.76         6.14          0.00
                                                              2008      6.14         3.34          0.00
                                                              2009      3.34         5.21      5,553.38
                                                              2010      5.21         6.52     40,225.53
                                                              2011      6.52         5.76     40,957.47
                                                              2012      5.76         6.33     42,253.02
                                                              2013      6.33         6.60          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B).................................................. 2004      6.15         6.95          0.00
                                                              2005      6.95         7.81          0.00
                                                              2006      7.81         8.12          0.00
                                                              2007      8.12         9.37          0.00
                                                              2008      9.37         5.53          0.00
                                                              2009      5.53         7.89     30,458.22
                                                              2010      7.89         9.87     40,912.13
                                                              2011      9.87         9.52     20,934.05
                                                              2012      9.52        10.61     27,944.03
                                                              2013     10.61        14.20     23,912.72

T. Rowe Price Small Cap Growth Investment Division
  (Class B).................................................. 2004     11.85        12.59          0.00
                                                              2005     12.59        13.66          0.00
                                                              2006     13.66        13.88          0.00
                                                              2007     13.88        14.90          0.00
                                                              2008     14.90         9.30          0.00
                                                              2009      9.30        12.64        452.70
                                                              2010     12.64        16.68      2,151.25
                                                              2011     16.68        16.59      2,713.53
                                                              2012     16.59        18.85      4,457.17
                                                              2013     18.85        26.64      5,851.42

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B).............................. 2004     17.62        18.60          0.00
                                                              2005     18.60        18.70      2,194.07
                                                              2006     18.70        19.22        322.63
                                                              2007     19.22        19.53        329.08
                                                              2008     19.53        16.23        257.63
                                                              2009     16.23        20.98        230.11
                                                              2010     20.98        23.13        211.46
                                                              2011     23.13        24.00        194.29
                                                              2012     24.00        26.18        183.97
                                                              2013     26.18        25.87         90.75

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2004   $ 14.56      $ 14.85          0.00
                                                       2005     14.85        14.76          0.00
                                                       2006     14.76        15.03        822.64
                                                       2007     15.03        15.33      1,240.53
                                                       2008     15.33        14.94      1,100.25
                                                       2009     14.94        15.25      2,409.17
                                                       2010     15.25        15.76      4,269.29
                                                       2011     15.76        16.27     11,190.07
                                                       2012     16.27        16.43     11,912.43
                                                       2013     16.43        15.96     12,417.10

At 2.25 Separate Account Charge:
--------------------------------

American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006     13.73        14.33        920.46
                                                       2007     14.33        14.47        761.09
                                                       2008     14.47        12.83        330.55
                                                       2009     12.83        14.12        333.90
                                                       2010     14.12        14.70        329.56
                                                       2011     14.70        15.25        301.01
                                                       2012     15.25        15.71        302.50
                                                       2013     15.71        15.03          0.00

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2004     15.60        18.44          0.00
                                                       2005     18.44        22.60          0.00
                                                       2006     22.60        27.41        179.50
                                                       2007     27.41        32.54        287.37
                                                       2008     32.54        14.78        300.11
                                                       2009     14.78        23.32     11,587.99
                                                       2010     23.32        27.91     29,311.12
                                                       2011     27.91        22.07     26,995.71
                                                       2012     22.07        25.50     30,240.57
                                                       2013     25.50        31.98     21,508.26

American Funds Growth Investment Division (Class 2)... 2004     97.44       107.17         37.63
                                                       2005    107.17       121.76        640.42
                                                       2006    121.76       131.22        702.00
                                                       2007    131.22       144.13        572.15
                                                       2008    144.13        78.95        554.82
                                                       2009     78.95       107.61         23.60
                                                       2010    107.61       124.88        202.32
                                                       2011    124.88       116.88        201.69
                                                       2012    116.88       134.72        201.65
                                                       2013    134.72       171.37        201.62

                                                       BEGINNING OF               NUMBER OF
                                                           YEAR     END OF YEAR  ACCUMULATION
                                                       ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                               YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                               ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division
  (Class 2)...................................... 2004    $75.83      $ 81.83         65.02
                                                  2005     81.83        84.68         64.95
                                                  2006     84.68        95.39        284.87
                                                  2007     95.39        97.96        505.03
                                                  2008     97.96        59.52        482.45
                                                  2009     59.52        76.38      2,361.48
                                                  2010     76.38        83.21      8,412.90
                                                  2011     83.21        79.88     10,785.27
                                                  2012     79.88        91.74     10,548.30
                                                  2013     91.74       119.76     10,978.64

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.05 SEPARATE ACCOUNT CHARGE


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012).......................... 2012    $10.15       $10.45          0.00
                                                           2013     10.45        11.38      3,396.26

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.98     14,029.64
                                                           2009      6.98         8.84     31,732.05
                                                           2010      8.84         9.71     26,819.10
                                                           2011      9.71         9.31     56,539.18
                                                           2012      9.31        10.36     45,063.35
                                                           2013     10.36        12.03     37,211.38

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).............................................. 2006     13.79        14.40      1,759.15
                                                           2007     14.40        14.55      4,011.12
                                                           2008     14.55        12.90        913.11
                                                           2009     12.90        14.21        486.51
                                                           2010     14.21        14.80        519.26
                                                           2011     14.80        15.36          0.00
                                                           2012     15.36        15.84          0.00
                                                           2013     15.84        15.16          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)..................................... 2004     15.64        18.50     30,426.34
                                                           2005     18.50        22.68     34,820.47
                                                           2006     22.68        27.53     34,101.06
                                                           2007     27.53        32.70     29,940.68
                                                           2008     32.70        14.86     25,691.36
                                                           2009     14.86        23.46     21,891.63
                                                           2010     23.46        28.09      6,617.37
                                                           2011     28.09        22.22          0.00
                                                           2012     22.22        25.68          0.00
                                                           2013     25.68        32.23          0.00

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.33     19,717.64
                                                           2009      6.33         8.31     37,579.19
                                                           2010      8.31         9.24     60,944.28
                                                           2011      9.24         8.62     60,887.71
                                                           2012      8.62         9.81     37,687.89
                                                           2013      9.81        12.03     36,539.53

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth Investment Division+ (Class 2)...... 2004   $ 98.36      $108.24      14,117.57
                                                           2005    108.24       123.04      16,703.64
                                                           2006    123.04       132.67      15,225.06
                                                           2007    132.67       145.79      12,825.58
                                                           2008    145.79        79.90      11,603.20
                                                           2009     79.90       108.96      10,154.15
                                                           2010    108.96       126.51       4,858.70
                                                           2011    126.51       118.47           0.00
                                                           2012    118.47       136.61           0.00
                                                           2013    136.61       173.87           0.00

American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2004     76.55        82.65      19,070.43
                                                           2005     82.65        85.57      19,559.27
                                                           2006     85.57        96.44      17,826.15
                                                           2007     96.44        99.09      16,481.01
                                                           2008     99.09        60.24      12,475.20
                                                           2009     60.24        77.34      10,442.52
                                                           2010     77.34        84.30       6,397.61
                                                           2011     84.30        80.96           0.00
                                                           2012     80.96        93.04           0.00
                                                           2013     93.04       121.50           0.00

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.65       1,527.43
                                                           2009      7.65         9.24      46,234.17
                                                           2010      9.24         9.95     158,240.03
                                                           2011      9.95         9.77     152,975.72
                                                           2012      9.77        10.61     142,391.84
                                                           2013     10.61        11.80     138,060.55

AQR Global Risk Balanced Investment Division
  (Class B) (4/30/2012)................................... 2012     11.07        11.43      16,460.77
                                                           2013     11.43        10.82      15,890.27

Baillie Gifford International Stock Investment Division
  (Class B)............................................... 2004     10.86        12.35       5,512.51
                                                           2005     12.35        14.23      21,842.17
                                                           2006     14.23        16.20      75,832.81
                                                           2007     16.20        17.47      72,104.37
                                                           2008     17.47         9.54      41,479.19
                                                           2009      9.54        11.39      36,151.29
                                                           2010     11.39        11.93      34,070.70
                                                           2011     11.93         9.33      31,258.45
                                                           2012      9.33        10.91      12,830.55
                                                           2013     10.91        12.31       2,296.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Barclays Aggregate Bond Index Investment Division (Class B)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class B))............................. 2004    $11.97       $12.27     109,181.83
                                                              2005     12.27        12.24     352,065.05
                                                              2006     12.24        12.45     427,787.91
                                                              2007     12.45        13.01     502,174.89
                                                              2008     13.01        13.47     351,947.89
                                                              2009     13.47        13.85     322,475.56
                                                              2010     13.85        14.34     311,993.21
                                                              2011     14.34        15.08     234,901.53
                                                              2012     15.08        15.30      92,505.13
                                                              2013     15.30        14.61      53,061.94

BlackRock Bond Income Investment Division (Class B).......... 2004     37.84        39.04       7,792.97
                                                              2005     39.04        39.07      30,493.05
                                                              2006     39.07        39.86      38,480.29
                                                              2007     39.86        41.40      37,796.82
                                                              2008     41.40        39.07      32,343.22
                                                              2009     39.07        41.80      24,565.28
                                                              2010     41.80        44.25      21,673.94
                                                              2011     44.25        46.09      13,350.43
                                                              2012     46.09        48.44       6,281.60
                                                              2013     48.44        46.98       4,230.46

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B))........................................ 2004     21.80        23.78       5,189.12
                                                              2005     23.78        24.88       9,718.86
                                                              2006     24.88        25.32       9,715.62
                                                              2007     25.32        29.38      33,049.85
                                                              2008     29.38        18.22      54,030.08
                                                              2009     18.22        24.36      57,709.63
                                                              2010     24.36        28.52      38,191.19
                                                              2011     28.52        25.38      29,062.09
                                                              2012     25.38        28.36      19,818.05
                                                              2013     28.36        37.21       8,776.98

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B) and before that FI Large Cap Investment
  Division (Class B)) (5/1/2006)............................. 2006     16.04        16.16       4,346.30
                                                              2007     16.16        16.42       5,380.96
                                                              2008     16.42         8.85       5,091.40
                                                              2009      8.85         9.20           0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class B)...... 2004    $31.46       $33.80       8,678.74
                                                          2005     33.80        34.05      17,006.57
                                                          2006     34.05        36.78      20,188.90
                                                          2007     36.78        38.05      22,985.61
                                                          2008     38.05        27.97      23,938.10
                                                          2009     27.97        32.06      21,472.81
                                                          2010     32.06        34.34      22,073.82
                                                          2011     34.34        34.85      13,373.95
                                                          2012     34.85        38.27       3,032.25
                                                          2013     38.27        45.10       2,702.82

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012).................................. 2012      9.90        10.18      15,748.52
                                                          2013     10.18        11.00      17,497.16

BlackRock Large Cap Core Investment Division*
  (Class B).............................................. 2007     66.88        67.16       3,245.20
                                                          2008     67.16        41.24       2,922.85
                                                          2009     41.24        48.16       2,034.11
                                                          2010     48.16        53.06       2,771.42
                                                          2011     53.06        52.12       3,407.29
                                                          2012     52.12        57.91       3,116.40
                                                          2013     57.91        76.18       2,099.65

BlackRock Large Cap Core Investment Division (Class B)
  (formerly BlackRock Large Cap Investment Division
  (Class B))............................................. 2004     51.95        57.08         754.26
                                                          2005     57.08        57.78       1,948.68
                                                          2006     57.78        64.45       1,677.84
                                                          2007     64.45        67.44           0.00

BlackRock Large Cap Value Investment Division (Class B).. 2004     10.55        11.59      12,305.61
                                                          2005     11.59        11.98      34,390.13
                                                          2006     11.98        13.99     116,748.29
                                                          2007     13.99        14.13     127,218.25
                                                          2008     14.13         8.98      94,871.52
                                                          2009      8.98         9.77      88,639.15
                                                          2010      9.77        10.43      74,539.88
                                                          2011     10.43        10.43      51,536.70
                                                          2012     10.43        11.64      34,558.23
                                                          2013     11.64        15.03      21,303.52

BlackRock Money Market Investment Division (Class B)..... 2004     19.20        19.05           0.00
                                                          2005     19.05        19.16           0.00
                                                          2006     19.16        19.62           0.00
                                                          2007     19.62        20.15           0.00
                                                          2008     20.15        20.25       1,661.58
                                                          2009     20.25        19.89           0.00
                                                          2010     19.89        19.49           1.04
                                                          2011     19.49        19.09           0.00
                                                          2012     19.09        18.70           0.00
                                                          2013     18.70        18.32           0.00

                                                                     BEGINNING OF               NUMBER OF
                                                                         YEAR     END OF YEAR  ACCUMULATION
                                                                     ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                             ---- ------------ ------------ ------------
Clarion Global Real Estate Investment Division (Class B)....... 2004   $  9.99      $ 12.78      36,292.62
                                                                2005     12.78        14.19     119,237.10
                                                                2006     14.19        19.14     247,308.97
                                                                2007     19.14        15.94     135,261.17
                                                                2008     15.94         9.11     138,007.74
                                                                2009      9.11        12.02     110,924.02
                                                                2010     12.02        13.67      95,985.35
                                                                2011     13.67        12.65      66,140.78
                                                                2012     12.65        15.61      28,101.03
                                                                2013     15.61        15.84      10,721.36

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B))............................... 2004      6.46         6.99       2,082.05
                                                                2005      6.99         7.78       4,809.33
                                                                2006      7.78         7.49      12,750.56
                                                                2007      7.49         7.51       7,661.24
                                                                2008      7.51         4.48       8,381.54
                                                                2009      4.48         5.84       9,833.41
                                                                2010      5.84         7.08       9,162.94
                                                                2011      7.08         7.16      12,316.43
                                                                2012      7.16         8.32      16,362.42
                                                                2013      8.32        11.87       4,992.31

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B)).................. 2006      8.93         9.54       7,274.31
                                                                2007      9.54         8.79       6,547.82
                                                                2008      8.79         3.90       6,269.41
                                                                2009      3.90         5.28       5,798.12
                                                                2010      5.28         5.55       5,498.70
                                                                2011      5.55         5.89           0.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason Clearbridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B) and before that
  MFS(R) Investors Trust Investment Division (Class B))........ 2004      7.44         8.21       4,465.59
                                                                2005      8.21         8.60       6,506.72
                                                                2006      8.60         8.97       6,470.32

ClearBridge Aggressive Growth II Investment Division (Class B)
  (formerly Janus Forty Investment Division (Class B))
  (4/30/2007).................................................. 2007    123.86       151.28       3,525.90
                                                                2008    151.28        85.96      11,944.70
                                                                2009     85.96       120.30      15,722.51
                                                                2010    120.30       128.94      10,623.30
                                                                2011    128.94       116.80       8,093.35
                                                                2012    116.80       140.18       5,653.66
                                                                2013    140.18       176.87       1,892.24

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)......... 2004    $26.85       $28.78       5,625.69
                                                           2005     28.78        31.01      36,415.93
                                                           2006     31.01        34.74      50,184.70
                                                           2007     34.74        35.51      46,774.57
                                                           2008     35.51        21.04      44,008.56
                                                           2009     21.04        27.13      38,740.09
                                                           2010     27.13        29.70      36,558.17
                                                           2011     29.70        27.85      32,821.66
                                                           2012     27.85        30.73      11,771.53
                                                           2013     30.73        40.15       5,073.25

Frontier Mid Cap Growth Investment Division (Class B)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class B))..................................... 2004     30.24        33.39       1,392.47
                                                           2005     33.39        36.12       5,283.30
                                                           2006     36.12        37.68       6,102.10
                                                           2007     37.68        44.38      11,820.15
                                                           2008     44.38        23.55       8,846.97
                                                           2009     23.55        34.39       9,258.88
                                                           2010     34.39        38.74       8,645.58
                                                           2011     38.74        36.73       7,095.74
                                                           2012     36.73        39.82       3,674.42
                                                           2013     39.82        51.67       2,946.74

Harris Oakmark International Investment Division
  (Class B)............................................... 2004     11.83        13.67       8,502.62
                                                           2005     13.67        15.31      49,213.15
                                                           2006     15.31        19.32     129,629.72
                                                           2007     19.32        18.72     132,824.18
                                                           2008     18.72        10.84      84,566.73
                                                           2009     10.84        16.47     114,411.52
                                                           2010     16.47        18.78      80,454.88
                                                           2011     18.78        15.78      67,568.31
                                                           2012     15.78        19.98      34,943.47
                                                           2013     19.98        25.54      16,834.31

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04      74,303.63
                                                           2013      1.04         1.04     120,906.96

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2012     23.20        23.74      15,645.32
                                                           2013     23.74        30.31       4,820.22

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2004    $17.91       $20.80     18,280.94
                                                           2005     20.80        22.81     69,809.03
                                                           2006     22.81        24.85     69,581.39
                                                           2007     24.85        25.12     88,731.70
                                                           2008     25.12        12.92     63,605.26
                                                           2009     12.92        18.71     55,220.28
                                                           2010     18.71        23.10     54,852.74
                                                           2011     23.10        21.12     38,593.02
                                                           2012     21.12        23.31          0.00

Invesco Small Cap Growth Investment Division (Class B).... 2004     11.17        11.92      2,841.34
                                                           2005     11.92        12.64     32,396.74
                                                           2006     12.64        14.14     44,344.76
                                                           2007     14.14        15.39     50,034.94
                                                           2008     15.39         9.24     48,195.68
                                                           2009      9.24        12.11     48,315.60
                                                           2010     12.11        14.97     49,446.68
                                                           2011     14.97        14.51     43,483.34
                                                           2012     14.51        16.81     13,810.16
                                                           2013     16.81        23.08      4,603.62

Jennison Growth Investment Division (Class B)............. 2005      3.93         4.71     22,374.77
                                                           2006      4.71         4.73     40,782.90
                                                           2007      4.73         5.16     48,908.77
                                                           2008      5.16         3.20     74,908.97
                                                           2009      3.20         4.38     58,932.53
                                                           2010      4.38         4.78     48,662.14
                                                           2011      4.78         4.69     43,416.71
                                                           2012      4.69         5.31     47,319.39
                                                           2013      5.31         7.12     12,269.17

Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B)).............................................. 2004      4.11         4.27          0.00
                                                           2005      4.27         3.89      5,910.02

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005).......................... 2005      7.73         8.36      2,919.63
                                                           2006      8.36         8.81     12,230.30
                                                           2007      8.81         9.86     73,603.77
                                                           2008      9.86         5.22     77,482.94
                                                           2009      5.22         7.35     74,802.53
                                                           2010      7.35         7.88     26,623.92
                                                           2011      7.88         7.61     18,660.87
                                                           2012      7.61         8.55          0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04      2,346.01
                                                           2013      1.04         1.13      9,213.55

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Loomis Sayles Global Markets Investment Division
  (Class B) (4/29/2013).................................... 2013    $14.67       $16.05     14,665.40

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.95        559.71
                                                            2009      7.95         9.95      3,056.41
                                                            2010      9.95        10.90      3,897.08
                                                            2011     10.90        10.91      3,600.95
                                                            2012     10.91        12.02      1,812.42
                                                            2013     12.02        12.53          0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2004     21.94        24.75      3,975.53
                                                            2005     24.75        25.87      9,845.11
                                                            2006     25.87        29.50     25,306.15
                                                            2007     29.50        32.26     25,262.83
                                                            2008     32.26        20.21     18,461.24
                                                            2009     20.21        25.72     16,892.37
                                                            2010     25.72        32.06     14,390.23
                                                            2011     32.06        31.52     12,246.95
                                                            2012     31.52        35.28      6,447.49
                                                            2013     35.28        48.63      2,405.70

Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2004      8.64         9.52      9,214.36
                                                            2005      9.52         9.74     12,457.12
                                                            2006      9.74        10.47     25,775.67
                                                            2007     10.47        10.70     30,620.85
                                                            2008     10.70         6.15     28,538.04
                                                            2009      6.15         7.81     17,327.74
                                                            2010      7.81        10.05     16,487.90
                                                            2011     10.05        10.12     12,221.72
                                                            2012     10.12        11.00      3,951.87
                                                            2013     11.00        15.99      4,274.66

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2004     15.14        16.06     14,480.98
                                                            2005     16.06        15.97     40,166.81
                                                            2006     15.97        17.08     57,628.37
                                                            2007     17.08        17.83     55,855.10
                                                            2008     17.83        14.21     45,769.48
                                                            2009     14.21        19.05     40,278.03
                                                            2010     19.05        21.08     51,560.57
                                                            2011     21.08        21.58     39,640.28
                                                            2012     21.58        23.87     29,494.64
                                                            2013     23.87        25.25     18,921.29

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Artisan Mid Cap Value Investment Division (Class B).... 2004    $28.04       $30.29       9,739.96
                                                            2005     30.29        32.56      30,910.94
                                                            2006     32.56        35.79      37,088.49
                                                            2007     35.79        32.58      32,971.77
                                                            2008     32.58        17.19      29,369.66
                                                            2009     17.19        23.78      24,741.32
                                                            2010     23.78        26.73      22,077.19
                                                            2011     26.73        27.89      17,073.51
                                                            2012     27.89        30.49       6,501.20
                                                            2013     30.49        40.78         998.97

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)..................................... 2011      9.98         9.72       9,524.04
                                                            2012      9.72         9.94           0.00
                                                            2013      9.94         9.85           0.00

MetLife Aggressive Strategy Investment Division
  (Class B)................................................ 2011     11.69         9.97       3,178.47
                                                            2012      9.97        11.40       3,446.96
                                                            2013     11.40        14.47       3,595.02

MetLife Aggressive Strategy Investment Division (Class B)
  (formerly MetLife Aggressive Allocation Investment
  Division (Class B))...................................... 2005      9.99        11.10       2,419.58
                                                            2006     11.10        12.58       2,482.72
                                                            2007     12.58        12.72      32,004.58
                                                            2008     12.72         7.42      17,861.44
                                                            2009      7.42         9.56      25,956.52
                                                            2010      9.56        10.84      12,631.06
                                                            2011     10.84        11.73           0.00

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012).............................................. 2012      9.93        10.35       3,314.78
                                                            2013     10.35        11.59       3,627.47

MetLife Conservative Allocation Investment Division
  (Class B) (5/1/2005)..................................... 2005      9.99        10.25      10,277.76
                                                            2006     10.25        10.73       2,064.38
                                                            2007     10.73        11.10      66,392.49
                                                            2008     11.10         9.31     115,194.20
                                                            2009      9.31        10.99     109,190.30
                                                            2010     10.99        11.85      85,900.77
                                                            2011     11.85        11.99     198,144.68
                                                            2012     11.99        12.83     205,156.50
                                                            2013     12.83        13.11      72,717.53

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Investment
  Division (Class B) (5/1/2005)........................... 2005    $ 9.99       $10.47      25,198.90
                                                           2006     10.47        11.22     161,099.95
                                                           2007     11.22        11.52     171,220.90
                                                           2008     11.52         8.85     149,368.41
                                                           2009      8.85        10.72     132,629.55
                                                           2010     10.72        11.72     180,165.21
                                                           2011     11.72        11.60     123,990.92
                                                           2012     11.60        12.67     138,999.46
                                                           2013     12.67        13.77      83,285.54

MetLife Growth Strategy Investment Division (Class B)
  (4/29/2013)............................................. 2013     11.25        12.77       6,171.58

MetLife Growth Strategy Investment Division (Class B)
  (formerly Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (4/28/2008).............. 2008      9.99         7.00           0.00
                                                           2009      7.00         8.81      10,596.01
                                                           2010      8.81         9.50       8,790.56
                                                           2011      9.50         9.15       9,627.03
                                                           2012      9.15        10.41       9,101.35
                                                           2013     10.41        11.18           0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................... 2004     11.36        12.67      25,139.84
                                                           2005     12.67        13.91      66,915.42
                                                           2006     13.91        14.97      84,983.73
                                                           2007     14.97        15.76     102,820.52
                                                           2008     15.76         9.82     105,502.20
                                                           2009      9.82        13.16      87,055.42
                                                           2010     13.16        16.25      89,247.28
                                                           2011     16.25        15.57      72,962.46
                                                           2012     15.57        17.90      37,706.75
                                                           2013     17.90        23.29      19,785.12

MetLife Moderate Allocation Investment Division (Class B)
  (5/1/2005).............................................. 2005      9.99        10.70      44,284.85
                                                           2006     10.70        11.72     338,111.07
                                                           2007     11.72        11.98     642,114.86
                                                           2008     11.98         8.38     641,171.78
                                                           2009      8.38        10.38     552,743.99
                                                           2010     10.38        11.51     712,728.40
                                                           2011     11.51        11.13     657,704.57
                                                           2012     11.13        12.34     595,832.00
                                                           2013     12.34        14.27     368,681.49

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B) (5/1/2005)....................... 2005    $ 9.99       $10.92      82,413.41
                                                       2006     10.92        12.22     323,055.48
                                                       2007     12.22        12.43     819,427.57
                                                       2008     12.43         7.90     855,327.88
                                                       2009      7.90         9.99     840,468.96
                                                       2010      9.99        11.23     725,980.03
                                                       2011     11.23        10.59     544,817.85
                                                       2012     10.59        11.97     503,745.96
                                                       2013     11.97        14.58     405,700.17

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)............................... 2013      1.07         1.12      10,434.64

MetLife Stock Index Investment Division (Class B)..... 2004     30.96        33.40      48,821.94
                                                       2005     33.40        34.16     158,429.74
                                                       2006     34.16        38.55     189,563.24
                                                       2007     38.55        39.64     222,180.98
                                                       2008     39.64        24.36     230,378.45
                                                       2009     24.36        30.05     189,460.41
                                                       2010     30.05        33.71     170,861.66
                                                       2011     33.71        33.57     129,584.67
                                                       2012     33.57        37.96      49,357.05
                                                       2013     37.96        48.98      28,224.11

MFS(R) Research International Investment Division
  (Class B)........................................... 2004      9.54        10.91       5,125.90
                                                       2005     10.91        12.44      34,818.55
                                                       2006     12.44        15.43     100,571.37
                                                       2007     15.43        17.12     130,882.39
                                                       2008     17.12         9.67     123,796.66
                                                       2009      9.67        12.46      73,850.73
                                                       2010     12.46        13.60      60,180.29
                                                       2011     13.60        11.90      34,739.71
                                                       2012     11.90        13.60      14,495.73
                                                       2013     13.60        15.89       4,873.07

MFS(R) Total Return Investment Division (Class B)..... 2004     32.91        35.63       7,136.84
                                                       2005     35.63        35.91      15,395.59
                                                       2006     35.91        39.38      23,460.92
                                                       2007     39.38        40.16      18,778.62
                                                       2008     40.16        30.55      17,414.76
                                                       2009     30.55        35.41      13,646.39
                                                       2010     35.41        38.09      13,104.32
                                                       2011     38.09        38.13       6,109.91
                                                       2012     38.13        41.57       1,531.71
                                                       2013     41.57        48.35       1,017.03

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B).................. 2004    $11.70       $12.58     33,650.64
                                                             2005     12.58        12.12     52,694.28
                                                             2006     12.12        13.99     57,628.19
                                                             2007     13.99        13.15     58,647.41
                                                             2008     13.15         8.54     43,104.91
                                                             2009      8.54        10.09     44,248.19
                                                             2010     10.09        10.99     44,232.39
                                                             2011     10.99        10.84     31,785.71
                                                             2012     10.84        12.35     14,934.43
                                                             2013     12.35        16.38     14,016.30

MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B))................................................ 2004     21.42        24.05          0.00
                                                             2005     24.05        26.03     15,277.09
                                                             2006     26.03        28.47     15,355.84
                                                             2007     28.47        28.99     11,503.27
                                                             2008     28.99        17.29     10,096.11
                                                             2009     17.29        20.58     10,007.05
                                                             2010     20.58        23.05      9,942.37
                                                             2011     23.05        21.14      9,483.68
                                                             2012     21.14        23.91      3,838.03
                                                             2013     23.91        26.27          0.00

MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008).................................... 2008      9.99         6.57        328.37
                                                             2009      6.57         8.03      4,101.54
                                                             2010      8.03         8.74      4,507.16
                                                             2011      8.74         8.52      2,405.54
                                                             2012      8.52         9.50        838.19
                                                             2013      9.50        10.39          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................. 2010     11.81        13.66     37,431.27
                                                             2011     13.66        12.46     26,713.74
                                                             2012     12.46        13.34     17,175.14
                                                             2013     13.34        18.17      8,994.17

Morgan Stanley Mid Cap Growth Investment Division (Class B)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))................................................ 2004     13.98        15.67      7,685.86
                                                             2005     15.67        16.38     28,226.20
                                                             2006     16.38        17.90     48,169.29
                                                             2007     17.90        18.96     66,933.00
                                                             2008     18.96         8.28     38,766.73
                                                             2009      8.28        10.83     33,038.61
                                                             2010     10.83        11.69          0.00

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MSCI EAFE(R) Index Investment Division (Class B).. 2004    $ 9.22       $10.68      42,088.86
                                                   2005     10.68        11.82     115,824.71
                                                   2006     11.82        14.53     162,768.82
                                                   2007     14.53        15.73     196,764.63
                                                   2008     15.73         8.90     175,260.60
                                                   2009      8.90        11.19     113,379.18
                                                   2010     11.19        11.83     120,965.57
                                                   2011     11.83        10.13      99,290.99
                                                   2012     10.13        11.71      49,876.44
                                                   2013     11.71        13.94      30,924.84

Neuberger Berman Genesis Investment Division
  (Class B)....................................... 2004     15.71        17.60      22,485.39
                                                   2005     17.60        17.92      39,961.36
                                                   2006     17.92        20.44      53,557.14
                                                   2007     20.44        19.29      49,847.86
                                                   2008     19.29        11.61      35,599.46
                                                   2009     11.61        12.83      28,117.66
                                                   2010     12.83        15.25      27,113.12
                                                   2011     15.25        15.77      20,589.40
                                                   2012     15.77        16.95       8,252.77
                                                   2013     16.95        22.95       4,818.19

Neuberger Berman Genesis Investment Division
  (Class B) (formerly MLA Mid Cap Investment
  Division (Class B))............................. 2004     12.35        13.28       1,554.45
                                                   2005     13.28        14.06       5,043.25
                                                   2006     14.06        15.80      13,929.55
                                                   2007     15.80        15.06      24,592.05
                                                   2008     15.06         9.10      22,649.02
                                                   2009      9.10        12.19      18,352.44
                                                   2010     12.19        14.68      14,904.55
                                                   2011     14.68        13.62      15,211.89
                                                   2012     13.62        14.05       8,935.83
                                                   2013     14.05        15.20           0.00

Oppenheimer Global Equity Investment Division
  (Class B)....................................... 2004     12.17        13.98       2,963.55
                                                   2005     13.98        15.88      19,528.45
                                                   2006     15.88        18.10      29,244.05
                                                   2007     18.10        18.85      43,874.41
                                                   2008     18.85        10.97      32,247.64
                                                   2009     10.97        15.03      35,006.22
                                                   2010     15.03        17.07      36,283.31
                                                   2011     17.07        15.32      29,824.08
                                                   2012     15.32        18.19      18,629.18
                                                   2013     18.19        22.65       5,000.85

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................ 2008    $ 9.99       $ 6.53         528.71
                                                         2009      6.53         8.49       7,378.12
                                                         2010      8.49         8.96       1,921.33
                                                         2011      8.96         8.17       1,202.27
                                                         2012      8.17         9.78         103.95
                                                         2013      9.78        10.38           0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006).................................. 2006     10.78        10.84       5,469.12
                                                         2007     10.84        11.76       5,311.56
                                                         2008     11.76        10.73      57,322.14
                                                         2009     10.73        12.41      69,311.59
                                                         2010     12.41        13.10      66,501.36
                                                         2011     13.10        14.27      50,885.16
                                                         2012     14.27        15.25      40,821.09
                                                         2013     15.25        13.56      32,887.87

PIMCO Total Return Investment Division (Class B)........ 2004     11.42        11.79      45,456.03
                                                         2005     11.79        11.81     135,902.74
                                                         2006     11.81        12.09     163,532.19
                                                         2007     12.09        12.74     161,242.07
                                                         2008     12.74        12.53     147,962.62
                                                         2009     12.53        14.49     150,182.39
                                                         2010     14.49        15.36     207,668.11
                                                         2011     15.36        15.52     175,720.58
                                                         2012     15.52        16.62     100,588.64
                                                         2013     16.62        15.97      80,434.82

Pyramis(R) Government Income Investment Division
  (Class B) (4/30/2012)................................. 2012     10.70        10.82       4,725.36
                                                         2013     10.82        10.12       1,336.14

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013)........................................... 2013     10.21        10.70           0.00

Russell 2000(R) Index Investment Division (Class B)..... 2004     12.99        14.81      15,022.63
                                                         2005     14.81        15.14      45,530.68
                                                         2006     15.14        17.44      85,433.02
                                                         2007     17.44        16.79      73,253.04
                                                         2008     16.79        10.91      89,176.91
                                                         2009     10.91        13.43      75,709.38
                                                         2010     13.43        16.66      53,609.77
                                                         2011     16.66        15.62      33,343.31
                                                         2012     15.62        17.76      21,512.18
                                                         2013     17.76        24.05       9,099.15

Schroders Global Multi-Asset Investment Division
  (Class B) (4/30/2012)................................. 2012      1.01         1.06       5,800.38
                                                         2013      1.06         1.14      12,569.60

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
SSgA Growth ETF Investment Division (Class B)
  (5/1/2006)................................................. 2006    $10.66       $11.32       1,116.62
                                                              2007     11.32        11.71       9,251.51
                                                              2008     11.71         7.69       2,497.92
                                                              2009      7.69         9.73      11,764.84
                                                              2010      9.73        10.88      15,005.95
                                                              2011     10.88        10.43      23,889.08
                                                              2012     10.43        11.75      21,231.13
                                                              2013     11.75        13.60       3,933.45

SSgA Growth and Income ETF Investment Division
  (Class B) (5/1/2006)....................................... 2006     10.47        11.07         368.82
                                                              2007     11.07        11.43       1,204.83
                                                              2008     11.43         8.39       1,549.97
                                                              2009      8.39        10.26      59,199.97
                                                              2010     10.26        11.29     356,694.86
                                                              2011     11.29        11.17     329,553.88
                                                              2012     11.17        12.35     312,475.42
                                                              2013     12.35        13.67     109,960.41

T. Rowe Price Large Cap Growth Investment Division
  (Class B).................................................. 2004     10.77        11.62      13,151.70
                                                              2005     11.62        12.11      59,451.27
                                                              2006     12.11        13.39      93,429.50
                                                              2007     13.39        14.32     215,593.48
                                                              2008     14.32         8.13     140,747.99
                                                              2009      8.13        11.40     120,001.19
                                                              2010     11.40        13.04     113,534.95
                                                              2011     13.04        12.60      63,308.78
                                                              2012     12.60        14.65      37,466.91
                                                              2013     14.65        19.92      29,455.13

T. Rowe Price Large Cap Growth Investment Division (Class B)
  (formerly RCM Technology Investment Division
  (Class B))................................................. 2004      4.08         4.23      11,832.40
                                                              2005      4.23         4.60      45,030.73
                                                              2006      4.60         4.75      49,216.48
                                                              2007      4.75         6.12     156,069.56
                                                              2008      6.12         3.33     187,829.69
                                                              2009      3.33         5.18     274,215.52
                                                              2010      5.18         6.49     177,222.62
                                                              2011      6.49         5.72     128,984.56
                                                              2012      5.72         6.29      73,697.73
                                                              2013      6.29         6.56           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2004    $ 6.14       $ 6.93      11,805.24
                                                       2005      6.93         7.79      57,596.89
                                                       2006      7.79         8.10      75,112.72
                                                       2007      8.10         9.34     248,347.21
                                                       2008      9.34         5.51     170,002.88
                                                       2009      5.51         7.85     169,838.19
                                                       2010      7.85         9.82     168,221.24
                                                       2011      9.82         9.47     134,850.19
                                                       2012      9.47        10.54      88,029.90
                                                       2013     10.54        14.11      60,387.69

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2004     11.81        12.54       3,787.84
                                                       2005     12.54        13.60       8,539.46
                                                       2006     13.60        13.81      15,342.43
                                                       2007     13.81        14.82      42,107.58
                                                       2008     14.82         9.24      28,887.50
                                                       2009      9.24        12.56      40,836.65
                                                       2010     12.56        16.57      27,747.20
                                                       2011     16.57        16.47      26,835.49
                                                       2012     16.47        18.70      15,031.37
                                                       2013     18.70        26.41       7,561.46

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2004     17.53        18.51       9,507.96
                                                       2005     18.51        18.60      40,716.61
                                                       2006     18.60        19.10      53,069.44
                                                       2007     19.10        19.41      49,253.62
                                                       2008     19.41        16.12      36,526.06
                                                       2009     16.12        20.83      32,152.18
                                                       2010     20.83        22.95      31,730.95
                                                       2011     22.95        23.79      22,681.08
                                                       2012     23.79        25.94       4,400.20
                                                       2013     25.94        25.62       3,860.27

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2004     14.49        14.77      22,509.91
                                                       2005     14.77        14.68      65,572.52
                                                       2006     14.68        14.94      74,818.85
                                                       2007     14.94        15.23      76,127.14
                                                       2008     15.23        14.84      63,395.69
                                                       2009     14.84        15.13      60,525.75
                                                       2010     15.13        15.64      56,306.02
                                                       2011     15.64        16.13      33,008.38
                                                       2012     16.13        16.28       7,940.14
                                                       2013     16.28        15.81       2,080.22

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
At 2.30 Separate Account Charge:
--------------------------------

American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006   $ 13.67      $ 14.26      36,187.80
                                                       2007     14.26        14.40     121,766.70
                                                       2008     14.40        12.75      61,754.00
                                                       2009     12.75        14.04      54,302.27
                                                       2010     14.04        14.60      52,010.18
                                                       2011     14.60        15.14      28,389.76
                                                       2012     15.14        15.59      24,789.04
                                                       2013     15.59        14.91       4,024.19

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2004     15.55        18.37      11,675.66
                                                       2005     18.37        22.51      67,533.92
                                                       2006     22.51        27.29     140,248.70
                                                       2007     27.29        32.39     222,178.57
                                                       2008     32.39        14.71     127,281.43
                                                       2009     14.71        23.18     137,244.23
                                                       2010     23.18        27.74     119,958.89
                                                       2011     27.74        21.92      89,152.02
                                                       2012     21.92        25.31      54,019.83
                                                       2013     25.31        31.73      23,248.89

American Funds Growth Investment Division (Class 2)... 2004     96.47       106.05       8,870.53
                                                       2005    106.05       120.43      26,258.30
                                                       2006    120.43       129.73      42,023.84
                                                       2007    129.73       142.42      51,522.91
                                                       2008    142.42        77.97      39,102.27
                                                       2009     77.97       106.23      37,166.26
                                                       2010    106.23       123.21      29,959.77
                                                       2011    123.21       115.26      22,702.56
                                                       2012    115.26       132.78      12,128.00
                                                       2013    132.78       168.83       4,634.31

American Funds Growth-Income Investment Division
  (Class 2)........................................... 2004     75.08        80.98      12,705.18
                                                       2005     80.98        83.76      28,987.83
                                                       2006     83.76        94.30      43,032.23
                                                       2007     94.30        96.80      44,628.03
                                                       2008     96.80        58.78      39,682.91
                                                       2009     58.78        75.40      36,089.45
                                                       2010     75.40        82.10      36,287.44
                                                       2011     82.10        78.77      26,286.99
                                                       2012     78.77        90.43      13,723.88
                                                       2013     90.43       117.98       5,229.67

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.10 SEPARATE ACCOUNT CHARGE


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012).......................... 2012    $10.14       $10.44           0.00
                                                           2013     10.44        11.36           0.00

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.97      47,614.07
                                                           2009      6.97         8.83      39,922.51
                                                           2010      8.83         9.70      62,515.56
                                                           2011      9.70         9.30      60,129.42
                                                           2012      9.30        10.33      58,058.54
                                                           2013     10.33        12.00      25,080.58

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).............................................. 2006     13.73        14.33           0.00
                                                           2007     14.33        14.47           0.00
                                                           2008     14.47        12.83           0.00
                                                           2009     12.83        14.12           0.00
                                                           2010     14.12        14.70           0.00
                                                           2011     14.70        15.25           0.00
                                                           2012     15.25        15.71           0.00
                                                           2013     15.71        15.03           0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)..................................... 2004     15.60        18.44       3,983.48
                                                           2005     18.44        22.60       1,531.76
                                                           2006     22.60        27.41         580.64
                                                           2007     27.41        32.54       2,094.91
                                                           2008     32.54        14.78         449.44
                                                           2009     14.78        23.32         371.54
                                                           2010     23.32        27.91         331.55
                                                           2011     27.91        22.07         382.89
                                                           2012     22.07        25.50         374.75
                                                           2013     25.50        31.98         325.64

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.32     264,309.74
                                                           2009      6.32         8.30     560,074.35
                                                           2010      8.30         9.23     390,952.72
                                                           2011      9.23         8.61     262,539.05
                                                           2012      8.61         9.79     207,904.55
                                                           2013      9.79        11.99     195,158.92

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth Investment Division+ (Class 2)...... 2004   $ 97.44      $107.17         716.00
                                                           2005    107.17       121.76         366.58
                                                           2006    121.76       131.22         383.54
                                                           2007    131.22       144.13         181.86
                                                           2008    144.13        78.95          53.98
                                                           2009     78.95       107.61          52.06
                                                           2010    107.61       124.88          51.32
                                                           2011    124.88       116.88          52.53
                                                           2012    116.88       134.71          51.54
                                                           2013    134.71       171.37          50.64

American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2004     75.83        81.83       2,731.57
                                                           2005     81.83        84.68       2,592.29
                                                           2006     84.68        95.39       2,650.19
                                                           2007     95.39        97.96       2,551.11
                                                           2008     97.96        59.52       2,823.48
                                                           2009     59.52        76.38       2,818.47
                                                           2010     76.38        83.21       2,798.11
                                                           2011     83.21        79.88       3,144.00
                                                           2012     79.88        91.74       3,114.06
                                                           2013     91.74       119.76       2,950.44

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.64       7,374.84
                                                           2009      7.64         9.24      17,147.38
                                                           2010      9.24         9.94      65,652.07
                                                           2011      9.94         9.75      69,926.04
                                                           2012      9.75        10.59     104,718.84
                                                           2013     10.59        11.77     101,003.59

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.07        11.42           0.00
                                                           2013     11.42        10.80       2,396.99

Baillie Gifford International Stock Investment Division
  (Class B)............................................... 2004     10.79        12.26         139.27
                                                           2005     12.26        14.12         138.95
                                                           2006     14.12        16.08         135.73
                                                           2007     16.08        17.32         126.94
                                                           2008     17.32         9.46           0.00
                                                           2009      9.46        11.29           0.00
                                                           2010     11.29        11.81           0.54
                                                           2011     11.81         9.24           0.00
                                                           2012      9.24        10.80           0.00
                                                           2013     10.80        12.17           0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Barclays Aggregate Bond Index Investment Division (Class B)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class B))............................. 2004    $11.94       $12.23          0.00
                                                              2005     12.23        12.20     17,152.87
                                                              2006     12.20        12.40     18,820.15
                                                              2007     12.40        12.95     18,095.98
                                                              2008     12.95        13.40      7,005.81
                                                              2009     13.40        13.77      5,987.41
                                                              2010     13.77        14.25      6,059.46
                                                              2011     14.25        14.98      5,800.43
                                                              2012     14.98        15.20      4,302.67
                                                              2013     15.20        14.50      7,543.58

BlackRock Bond Income Investment Division (Class B).......... 2004     37.45        38.62          0.00
                                                              2005     38.62        38.64      1,707.29
                                                              2006     38.64        39.40      3,968.47
                                                              2007     39.40        40.90      5,770.34
                                                              2008     40.90        38.58      2,016.02
                                                              2009     38.58        41.25        439.47
                                                              2010     41.25        43.65        433.45
                                                              2011     43.65        45.44        503.15
                                                              2012     45.44        47.73        395.43
                                                              2013     47.73        46.27        420.87

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B))........................................ 2004     21.70        23.66          0.00
                                                              2005     23.66        24.74          0.00
                                                              2006     24.74        25.17          0.00
                                                              2007     25.17        29.18        558.79
                                                              2008     29.18        18.09        447.79
                                                              2009     18.09        24.18        447.80
                                                              2010     24.18        28.29        450.70
                                                              2011     28.29        25.16          0.00
                                                              2012     25.16        28.11          0.00
                                                              2013     28.11        36.86          0.00

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B) and before that FI Large Cap Investment
  Division (Class B)) (5/1/2006)............................. 2006     15.97        16.08          0.00
                                                              2007     16.08        16.33          0.00
                                                              2008     16.33         8.80          0.00
                                                              2009      8.80         9.14          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class B)...... 2004    $31.18       $33.49         37.90
                                                          2005     33.49        33.72        115.93
                                                          2006     33.72        36.40          0.00
                                                          2007     36.40        37.64          0.00
                                                          2008     37.64        27.66          0.00
                                                          2009     27.66        31.69          0.00
                                                          2010     31.69        33.92          0.00
                                                          2011     33.92        34.41          0.00
                                                          2012     34.41        37.77          0.00
                                                          2013     37.77        44.48          0.00

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012).................................. 2012      9.90        10.17          0.00
                                                          2013     10.17        10.99          0.00

BlackRock Large Cap Core Investment Division*
  (Class B).............................................. 2007     66.08        66.34          0.00
                                                          2008     66.34        40.72          0.00
                                                          2009     40.72        47.53          0.00
                                                          2010     47.53        52.34          0.00
                                                          2011     52.34        51.38          0.00
                                                          2012     51.38        57.06          0.00
                                                          2013     57.06        75.03          0.00

BlackRock Large Cap Core Investment Division (Class B)
  (formerly BlackRock Large Cap Investment Division
  (Class B))............................................. 2004     51.41        56.47      1,206.19
                                                          2005     56.47        57.13      1,641.74
                                                          2006     57.13        63.69      2,575.06
                                                          2007     63.69        66.64          0.00

BlackRock Large Cap Value Investment Division (Class B).. 2004     10.54        11.57         73.77
                                                          2005     11.57        11.96     10,342.95
                                                          2006     11.96        13.95     16,937.92
                                                          2007     13.95        14.09     21,653.73
                                                          2008     14.09         8.95      6,253.12
                                                          2009      8.95         9.73          0.00
                                                          2010      9.73        10.38          0.92
                                                          2011     10.38        10.38        603.54
                                                          2012     10.38        11.58          0.00
                                                          2013     11.58        14.94          0.00

BlackRock Money Market Investment Division (Class B)..... 2004     19.00        18.85          0.00
                                                          2005     18.85        18.94          0.00
                                                          2006     18.94        19.39          0.00
                                                          2007     19.39        19.90          0.00
                                                          2008     19.90        20.00          0.00
                                                          2009     20.00        19.63          0.00
                                                          2010     19.63        19.22          0.00
                                                          2011     19.22        18.82          0.00
                                                          2012     18.82        18.43          0.00
                                                          2013     18.43        18.05          0.00

                                                                     BEGINNING OF               NUMBER OF
                                                                         YEAR     END OF YEAR  ACCUMULATION
                                                                     ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                             ---- ------------ ------------ ------------
Clarion Global Real Estate Investment Division (Class B)....... 2004   $  9.99      $ 12.77      3,857.04
                                                                2005     12.77        14.17      4,683.16
                                                                2006     14.17        19.09     12,290.30
                                                                2007     19.09        15.88      5,299.69
                                                                2008     15.88         9.07      4,943.29
                                                                2009      9.07        11.97      3,594.93
                                                                2010     11.97        13.61      3,241.36
                                                                2011     13.61        12.58      7,443.84
                                                                2012     12.58        15.52      6,441.63
                                                                2013     15.52        15.73      9,024.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B))............................... 2004      6.45         6.98          0.00
                                                                2005      6.98         7.77        314.00
                                                                2006      7.77         7.47          0.00
                                                                2007      7.47         7.48          0.00
                                                                2008      7.48         4.46          0.00
                                                                2009      4.46         5.81          0.00
                                                                2010      5.81         7.05          0.00
                                                                2011      7.05         7.12      7,895.98
                                                                2012      7.12         8.27      7,600.61
                                                                2013      8.27        11.79      7,129.66

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B)).................. 2006      8.90         9.50          0.00
                                                                2007      9.50         8.75          0.00
                                                                2008      8.75         3.89          0.00
                                                                2009      3.89         5.25          0.00
                                                                2010      5.25         5.52          0.00
                                                                2011      5.52         5.86          0.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason Clearbridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B) and before that
  MFS(R) Investors Trust Investment Division (Class B))........ 2004      7.42         8.19          0.00
                                                                2005      8.19         8.57          0.00
                                                                2006      8.57         8.94          0.00

ClearBridge Aggressive Growth II Investment Division (Class B)
  (formerly Janus Forty Investment Division (Class B))
  (4/30/2007).................................................. 2007    122.31       149.34        136.53
                                                                2008    149.34        84.81        488.38
                                                                2009     84.81       118.64        624.85
                                                                2010    118.64       127.10        538.98
                                                                2011    127.10       115.07        274.82
                                                                2012    115.07       138.03        266.96
                                                                2013    138.03       174.08        266.96

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)......... 2004    $26.73       $28.63         29.67
                                                           2005     28.63        30.84         89.81
                                                           2006     30.84        34.53      1,027.06
                                                           2007     34.53        35.28      1,028.45
                                                           2008     35.28        20.89      1,465.55
                                                           2009     20.89        26.93      1,312.65
                                                           2010     26.93        29.46        466.02
                                                           2011     29.46        27.61        485.75
                                                           2012     27.61        30.45        479.28
                                                           2013     30.45        39.77        412.30

Frontier Mid Cap Growth Investment Division (Class B)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class B))..................................... 2004     30.00        33.11          0.00
                                                           2005     33.11        35.80        906.63
                                                           2006     35.80        37.33      1,717.70
                                                           2007     37.33        43.95      2,152.46
                                                           2008     43.95        23.30        524.83
                                                           2009     23.30        34.02          0.00
                                                           2010     34.02        38.31          0.41
                                                           2011     38.31        36.29         43.35
                                                           2012     36.29        39.34          0.00
                                                           2013     39.34        51.01          0.00

Harris Oakmark International Investment Division
  (Class B)............................................... 2004     11.82        13.65        713.03
                                                           2005     13.65        15.27      1,221.19
                                                           2006     15.27        19.27      1,221.28
                                                           2007     19.27        18.66         71.72
                                                           2008     18.66        10.80         43.46
                                                           2009     10.80        16.40         42.91
                                                           2010     16.40        18.70         27.69
                                                           2011     18.70        15.70      3,349.03
                                                           2012     15.70        19.87      3,215.01
                                                           2013     19.87        25.39      3,009.31

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04          0.00
                                                           2013      1.04         1.04     25,910.72

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2012     23.04        23.57      1,206.50
                                                           2013     23.57        30.08      1,026.81

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2004    $17.86       $20.73        644.70
                                                           2005     20.73        22.73      3,617.66
                                                           2006     22.73        24.75      7,218.03
                                                           2007     24.75        25.00      8,151.86
                                                           2008     25.00        12.86      5,546.49
                                                           2009     12.86        18.60      3,007.70
                                                           2010     18.60        22.96      1,561.34
                                                           2011     22.96        20.98      1,771.72
                                                           2012     20.98        23.15          0.00

Invesco Small Cap Growth Investment Division (Class B).... 2004     11.16        11.90          0.00
                                                           2005     11.90        12.62          0.00
                                                           2006     12.62        14.11          0.00
                                                           2007     14.11        15.34          0.00
                                                           2008     15.34         9.20          0.00
                                                           2009      9.20        12.06          0.00
                                                           2010     12.06        14.90          0.00
                                                           2011     14.90        14.44          0.00
                                                           2012     14.44        16.71          0.00
                                                           2013     16.71        22.94          0.00

Jennison Growth Investment Division (Class B)............. 2005      3.92         4.69          0.00
                                                           2006      4.69         4.71          0.00
                                                           2007      4.71         5.14      2,202.07
                                                           2008      5.14         3.19          0.00
                                                           2009      3.19         4.36          0.00
                                                           2010      4.36         4.76          7.02
                                                           2011      4.76         4.67          0.00
                                                           2012      4.67         5.28          0.00
                                                           2013      5.28         7.07          0.00

Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B)).............................................. 2004      4.10         4.26          0.00
                                                           2005      4.26         3.88          0.00

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005).......................... 2005      7.71         8.33          0.00
                                                           2006      8.33         8.78          0.00
                                                           2007      8.78         9.83      1,159.87
                                                           2008      9.83         5.20          0.00
                                                           2009      5.20         7.32          0.00
                                                           2010      7.32         7.84          4.28
                                                           2011      7.84         7.57          0.00
                                                           2012      7.57         8.50          0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04          0.00
                                                           2013      1.04         1.13     12,495.59

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Loomis Sayles Global Markets Investment Division
  (Class B) (4/29/2013).................................... 2013    $14.61       $15.99      4,028.78

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.94          0.00
                                                            2009      7.94         9.94          0.00
                                                            2010      9.94        10.89          0.00
                                                            2011     10.89        10.89      5,188.27
                                                            2012     10.89        12.00      4,994.18
                                                            2013     12.00        12.49          0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2004     21.83        24.62          0.00
                                                            2005     24.62        25.72          0.00
                                                            2006     25.72        29.32          0.00
                                                            2007     29.32        32.04        357.19
                                                            2008     32.04        20.06          0.00
                                                            2009     20.06        25.52          0.00
                                                            2010     25.52        31.79          1.04
                                                            2011     31.79        31.24      1,834.50
                                                            2012     31.24        34.95      1,765.87
                                                            2013     34.95        48.15      1,656.46

Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2004      8.62         9.50          0.00
                                                            2005      9.50         9.71          0.00
                                                            2006      9.71        10.44          0.00
                                                            2007     10.44        10.66          0.00
                                                            2008     10.66         6.12          0.00
                                                            2009      6.12         7.78          0.00
                                                            2010      7.78        10.01          0.00
                                                            2011     10.01        10.07          0.00
                                                            2012     10.07        10.93          0.00
                                                            2013     10.93        15.89          0.00

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2004     15.08        15.99        194.15
                                                            2005     15.99        15.89      1,569.35
                                                            2006     15.89        16.99      1,824.97
                                                            2007     16.99        17.72      1,760.56
                                                            2008     17.72        14.12      1,333.71
                                                            2009     14.12        18.92        968.24
                                                            2010     18.92        20.93        913.94
                                                            2011     20.93        21.41      3,485.91
                                                            2012     21.41        23.67      2,526.75
                                                            2013     23.67        25.03      2,370.19

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Artisan Mid Cap Value Investment Division (Class B).... 2004    $27.88       $30.12         19.81
                                                            2005     30.12        32.36        614.35
                                                            2006     32.36        35.54          0.00
                                                            2007     35.54        32.34          0.00
                                                            2008     32.34        17.05          0.00
                                                            2009     17.05        23.58          0.00
                                                            2010     23.58        26.50          0.00
                                                            2011     26.50        27.63      2,111.19
                                                            2012     27.63        30.19      2,032.21
                                                            2013     30.19        40.36      1,906.30

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)..................................... 2011      9.98         9.72          0.00
                                                            2012      9.72         9.93          0.00
                                                            2013      9.93         9.84          0.00

MetLife Aggressive Strategy Investment Division
  (Class B)................................................ 2011     11.65         9.93          0.00
                                                            2012      9.93        11.36          0.00
                                                            2013     11.36        14.40          0.00

MetLife Aggressive Strategy Investment Division (Class B)
  (formerly MetLife Aggressive Allocation Investment
  Division (Class B))...................................... 2005      9.99        11.09      2,742.80
                                                            2006     11.09        12.57          0.00
                                                            2007     12.57        12.70          0.00
                                                            2008     12.70         7.41          0.00
                                                            2009      7.41         9.54          0.00
                                                            2010      9.54        10.81          0.00
                                                            2011     10.81        11.69          0.00

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012).............................................. 2012      9.93        10.34          0.00
                                                            2013     10.34        11.58      3,115.98

MetLife Conservative Allocation Investment Division
  (Class B) (5/1/2005)..................................... 2005      9.99        10.25          0.00
                                                            2006     10.25        10.73          0.00
                                                            2007     10.73        11.09          0.00
                                                            2008     11.09         9.29          0.00
                                                            2009      9.29        10.97     21,274.88
                                                            2010     10.97        11.82     21,062.10
                                                            2011     11.82        11.95     20,837.13
                                                            2012     11.95        12.78     20,618.39
                                                            2013     12.78        13.05     20,390.62

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Investment
  Division (Class B) (5/1/2005)........................... 2005    $ 9.99       $10.46          0.00
                                                           2006     10.46        11.21          0.00
                                                           2007     11.21        11.51          0.00
                                                           2008     11.51         8.83          0.00
                                                           2009      8.83        10.70          0.00
                                                           2010     10.70        11.68          0.00
                                                           2011     11.68        11.56          0.00
                                                           2012     11.56        12.62          0.00
                                                           2013     12.62        13.71          0.00

MetLife Growth Strategy Investment Division (Class B)
  (4/29/2013)............................................. 2013     11.22        12.73          0.00

MetLife Growth Strategy Investment Division (Class B)
  (formerly Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (4/28/2008).............. 2008      9.99         6.99          0.00
                                                           2009      6.99         8.81          0.00
                                                           2010      8.81         9.49          0.00
                                                           2011      9.49         9.13          0.00
                                                           2012      9.13        10.38          0.00
                                                           2013     10.38        11.15          0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................... 2004     11.34        12.64          0.00
                                                           2005     12.64        13.87      3,578.62
                                                           2006     13.87        14.92      3,793.38
                                                           2007     14.92        15.70      3,549.77
                                                           2008     15.70         9.78      1,646.82
                                                           2009      9.78        13.10      1,124.85
                                                           2010     13.10        16.16      1,010.38
                                                           2011     16.16        15.48        994.35
                                                           2012     15.48        17.79        972.31
                                                           2013     17.79        23.14      1,233.77

MetLife Moderate Allocation Investment Division (Class B)
  (5/1/2005).............................................. 2005      9.99        10.69          0.00
                                                           2006     10.69        11.71          0.00
                                                           2007     11.71        11.97      5,702.56
                                                           2008     11.97         8.36      9,014.94
                                                           2009      8.36        10.36      6,405.84
                                                           2010     10.36        11.48     24,130.62
                                                           2011     11.48        11.09     23,831.59
                                                           2012     11.09        12.29     23,538.04
                                                           2013     12.29        14.21      1,260.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B) (5/1/2005)....................... 2005    $ 9.99       $10.92           0.00
                                                       2006     10.92        12.21     122,649.10
                                                       2007     12.21        12.42     285,013.93
                                                       2008     12.42         7.89     219,933.07
                                                       2009      7.89         9.97      25,827.40
                                                       2010      9.97        11.20      53,265.28
                                                       2011     11.20        10.55      48,932.06
                                                       2012     10.55        11.92      48,480.95
                                                       2013     11.92        14.52      65,547.25

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)............................... 2013      1.07         1.11      55,379.09

MetLife Stock Index Investment Division (Class B)..... 2004     30.74        33.15       2,033.50
                                                       2005     33.15        33.89      17,800.73
                                                       2006     33.89        38.23      19,841.03
                                                       2007     38.23        39.29      16,756.46
                                                       2008     39.29        24.13       9,656.16
                                                       2009     24.13        29.76       7,687.22
                                                       2010     29.76        33.37       6,073.78
                                                       2011     33.37        33.21       5,948.06
                                                       2012     33.21        37.53       5,751.27
                                                       2013     37.53        48.40       7,187.22

MFS(R) Research International Investment Division
  (Class B)........................................... 2004      9.52        10.89           0.00
                                                       2005     10.89        12.41           0.00
                                                       2006     12.41        15.38       1,083.08
                                                       2007     15.38        17.06         662.47
                                                       2008     17.06         9.63         740.42
                                                       2009      9.63        12.41         740.44
                                                       2010     12.41        13.53         743.75
                                                       2011     13.53        11.83           0.00
                                                       2012     11.83        13.52           0.00
                                                       2013     13.52        15.79           0.00

MFS(R) Total Return Investment Division (Class B)..... 2004     32.63        35.32          35.99
                                                       2005     35.32        35.57         109.42
                                                       2006     35.57        38.99           0.00
                                                       2007     38.99        39.75           0.00
                                                       2008     39.75        30.22           0.00
                                                       2009     30.22        35.01           0.00
                                                       2010     35.01        37.64           0.00
                                                       2011     37.64        37.66           0.00
                                                       2012     37.66        41.04           0.00
                                                       2013     41.04        47.71           0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B).................. 2004    $11.67       $12.54         67.76
                                                             2005     12.54        12.08      1,589.42
                                                             2006     12.08        13.94          0.00
                                                             2007     13.94        13.09          0.00
                                                             2008     13.09         8.50          0.00
                                                             2009      8.50        10.04          0.00
                                                             2010     10.04        10.93          0.00
                                                             2011     10.93        10.77          0.00
                                                             2012     10.77        12.26          0.00
                                                             2013     12.26        16.26          0.00

MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B))................................................ 2004     21.30        23.91         35.71
                                                             2005     23.91        25.86        107.77
                                                             2006     25.86        28.28          0.00
                                                             2007     28.28        28.78          0.00
                                                             2008     28.78        17.16          0.00
                                                             2009     17.16        20.41          0.00
                                                             2010     20.41        22.84          0.00
                                                             2011     22.84        20.94          0.00
                                                             2012     20.94        23.68          0.00
                                                             2013     23.68        26.01          0.00

MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008).................................... 2008      9.99         6.56          0.00
                                                             2009      6.56         8.03          0.00
                                                             2010      8.03         8.73          0.00
                                                             2011      8.73         8.50          0.00
                                                             2012      8.50         9.48          0.00
                                                             2013      9.48        10.36          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................. 2010     11.73        13.57          0.00
                                                             2011     13.57        12.36          0.00
                                                             2012     12.36        13.23          0.00
                                                             2013     13.23        18.01          0.00

Morgan Stanley Mid Cap Growth Investment Division (Class B)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))................................................ 2004     13.93        15.61          0.00
                                                             2005     15.61        16.31          0.00
                                                             2006     16.31        17.82          0.00
                                                             2007     17.82        18.86          0.00
                                                             2008     18.86         8.23          0.00
                                                             2009      8.23        10.76          0.00
                                                             2010     10.76        11.62          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MSCI EAFE(R) Index Investment Division (Class B)........ 2004    $ 9.20       $10.65          0.00
                                                         2005     10.65        11.78     12,256.93
                                                         2006     11.78        14.47     11,577.16
                                                         2007     14.47        15.66     10,251.52
                                                         2008     15.66         8.86      5,404.37
                                                         2009      8.86        11.13      3,775.22
                                                         2010     11.13        11.76      3,964.27
                                                         2011     11.76        10.06      4,494.63
                                                         2012     10.06        11.63      4,582.47
                                                         2013     11.63        13.84      6,149.77

Neuberger Berman Genesis Investment Division (Class B).. 2004     15.68        17.56          0.00
                                                         2005     17.56        17.87      2,783.89
                                                         2006     17.87        20.38      6,882.97
                                                         2007     20.38        19.21      9,337.25
                                                         2008     19.21        11.56      2,431.13
                                                         2009     11.56        12.77          0.00
                                                         2010     12.77        15.17          4.22
                                                         2011     15.17        15.68        200.05
                                                         2012     15.68        16.85          0.00
                                                         2013     16.85        22.80          0.00

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B)).. 2004     12.33        13.26          0.00
                                                         2005     13.26        14.03          0.00
                                                         2006     14.03        15.76          0.00
                                                         2007     15.76        15.01          0.00
                                                         2008     15.01         9.07          0.00
                                                         2009      9.07        12.14          0.00
                                                         2010     12.14        14.61          0.00
                                                         2011     14.61        13.55          0.00
                                                         2012     13.55        13.97          0.00
                                                         2013     13.97        15.11          0.00

Oppenheimer Global Equity Investment Division (Class B). 2004     12.12        13.92          0.00
                                                         2005     13.92        15.81          0.00
                                                         2006     15.81        18.02      1,863.07
                                                         2007     18.02        18.74      2,569.65
                                                         2008     18.74        10.91      2,298.79
                                                         2009     10.91        14.93      1,505.41
                                                         2010     14.93        16.95      1,422.04
                                                         2011     16.95        15.21      4,968.61
                                                         2012     15.21        18.04      4,726.77
                                                         2013     18.04        22.46      3,801.79

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................... 2008    $ 9.99       $ 6.53          0.00
                                                            2009      6.53         8.49          0.00
                                                            2010      8.49         8.95          0.00
                                                            2011      8.95         8.16          0.00
                                                            2012      8.16         9.76          0.00
                                                            2013      9.76        10.35          0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)..................................... 2006     10.76        10.82          0.00
                                                            2007     10.82        11.73      7,416.23
                                                            2008     11.73        10.70     12,387.87
                                                            2009     10.70        12.37     17,732.66
                                                            2010     12.37        13.05     18,000.47
                                                            2011     13.05        14.20      9,283.54
                                                            2012     14.20        15.18      8,983.71
                                                            2013     15.18        13.48      8,751.78

PIMCO Total Return Investment Division (Class B)........... 2004     11.40        11.76        256.18
                                                            2005     11.76        11.78      5,554.35
                                                            2006     11.78        12.05      4,132.44
                                                            2007     12.05        12.70     11,696.20
                                                            2008     12.70        12.48      6,012.42
                                                            2009     12.48        14.43      5,933.71
                                                            2010     14.43        15.28      5,862.31
                                                            2011     15.28        15.44      4,708.68
                                                            2012     15.44        16.52      3,397.61
                                                            2013     16.52        15.87      3,187.09

Pyramis(R) Government Income Investment Division (Class B)
  (4/30/2012).............................................. 2012     10.69        10.81          0.00
                                                            2013     10.81        10.10          0.00

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.70          0.00

Russell 2000(R) Index Investment Division (Class B)........ 2004     12.96        14.77          0.00
                                                            2005     14.77        15.08      3,116.67
                                                            2006     15.08        17.37      3,428.33
                                                            2007     17.37        16.72      3,277.20
                                                            2008     16.72        10.85      1,471.65
                                                            2009     10.85        13.36      1,126.34
                                                            2010     13.36        16.56        997.02
                                                            2011     16.56        15.52      1,004.61
                                                            2012     15.52        17.63        997.02
                                                            2013     17.63        23.86      1,215.23

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06          0.00
                                                            2013      1.06         1.14     30,893.71

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
SSgA Growth ETF Investment Division (Class B)
  (5/1/2006)................................................. 2006    $10.66       $11.31          0.00
                                                              2007     11.31        11.70          0.00
                                                              2008     11.70         7.68          0.00
                                                              2009      7.68         9.70          0.00
                                                              2010      9.70        10.85          0.00
                                                              2011     10.85        10.40          0.00
                                                              2012     10.40        11.71          0.00
                                                              2013     11.71        13.54          0.00
SSgA Growth and Income ETF Investment Division (Class B)
  (5/1/2006)................................................. 2006     10.47        11.06          0.00
                                                              2007     11.06        11.41          0.00
                                                              2008     11.41         8.37          0.00
                                                              2009      8.37        10.24          0.00
                                                              2010     10.24        11.26          0.00
                                                              2011     11.26        11.14     37,737.11
                                                              2012     11.14        12.31     37,303.12
                                                              2013     12.31        13.61     36,876.63
T. Rowe Price Large Cap Growth Investment Division
  (Class B).................................................. 2004     10.74        11.59        433.80
                                                              2005     11.59        12.06        432.81
                                                              2006     12.06        13.34        422.78
                                                              2007     13.34        14.25      1,894.16
                                                              2008     14.25         8.09      2,481.73
                                                              2009      8.09        11.34      1,890.88
                                                              2010     11.34        12.96      1,656.13
                                                              2011     12.96        12.52      1,685.65
                                                              2012     12.52        14.55      1,502.93
                                                              2013     14.55        19.77      1,165.08

T. Rowe Price Large Cap Growth Investment Division (Class B)
  (formerly RCM Technology Investment Division
  (Class B))................................................. 2004      4.07         4.22          0.00
                                                              2005      4.22         4.59          0.00
                                                              2006      4.59         4.73          0.00
                                                              2007      4.73         6.10          0.00
                                                              2008      6.10         3.31          0.00
                                                              2009      3.31         5.16          0.00
                                                              2010      5.16         6.45          0.00
                                                              2011      6.45         5.69          0.00
                                                              2012      5.69         6.25          0.00
                                                              2013      6.25         6.52          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2004    $ 6.13       $ 6.92          0.00
                                                       2005      6.92         7.77          0.00
                                                       2006      7.77         8.08          0.00
                                                       2007      8.08         9.30      1,236.93
                                                       2008      9.30         5.49      2,797.70
                                                       2009      5.49         7.82      2,797.65
                                                       2010      7.82         9.78      2,807.04
                                                       2011      9.78         9.42          0.00
                                                       2012      9.42        10.48          0.00
                                                       2013     10.48        14.02          0.00

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2004     11.77        12.49          0.00
                                                       2005     12.49        13.54          0.00
                                                       2006     13.54        13.74        708.83
                                                       2007     13.74        14.74        622.70
                                                       2008     14.74         9.19          0.00
                                                       2009      9.19        12.48          0.00
                                                       2010     12.48        16.45          2.44
                                                       2011     16.45        16.34          0.00
                                                       2012     16.34        18.55          0.00
                                                       2013     18.55        26.19          0.00

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2004     17.45        18.41         68.17
                                                       2005     18.41        18.50      2,314.70
                                                       2006     18.50        18.99      3,439.33
                                                       2007     18.99        19.28      3,399.31
                                                       2008     19.28        16.00      1,287.58
                                                       2009     16.00        20.67        449.12
                                                       2010     20.67        22.76        416.14
                                                       2011     22.76        23.59        451.21
                                                       2012     23.59        25.71         10.14
                                                       2013     25.71        25.38          5.22

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2004     14.42        14.70      2,762.32
                                                       2005     14.70        14.59      3,891.01
                                                       2006     14.59        14.85      8,170.01
                                                       2007     14.85        15.13      9,341.34
                                                       2008     15.13        14.73      3,470.67
                                                       2009     14.73        15.02      3,470.64
                                                       2010     15.02        15.51      3,473.07
                                                       2011     15.51        15.99          0.00
                                                       2012     15.99        16.13          0.00
                                                       2013     16.13        15.66          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
At 2.35 Separate Account Charge:
--------------------------------

American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006   $ 13.60      $ 14.19          0.00
                                                       2007     14.19        14.32          0.00
                                                       2008     14.32        12.68          0.00
                                                       2009     12.68        13.95          0.00
                                                       2010     13.95        14.50          0.00
                                                       2011     14.50        15.03          0.00
                                                       2012     15.03        15.47          0.00
                                                       2013     15.47        14.78          0.00

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2004     15.51        18.31        462.94
                                                       2005     18.31        22.42      4,532.06
                                                       2006     22.42        27.18      8,615.18
                                                       2007     27.18        32.23      7,786.42
                                                       2008     32.23        14.63      5,308.11
                                                       2009     14.63        23.05      3,143.57
                                                       2010     23.05        27.56      2,048.82
                                                       2011     27.56        21.77      1,436.29
                                                       2012     21.77        25.12        589.52
                                                       2013     25.12        31.48        516.90

American Funds Growth Investment Division (Class 2)... 2004     95.52       104.95          0.00
                                                       2005    104.95       119.12      1,325.80
                                                       2006    119.12       128.25      2,338.09
                                                       2007    128.25       140.72      2,813.31
                                                       2008    140.72        77.00      1,369.59
                                                       2009     77.00       104.86        719.70
                                                       2010    104.86       121.56        480.98
                                                       2011    121.56       113.67        431.78
                                                       2012    113.67       130.88        111.47
                                                       2013    130.88       166.32         98.81

American Funds Growth-Income Investment Division
  (Class 2)........................................... 2004     74.33        80.14         87.74
                                                       2005     80.14        82.85        817.58
                                                       2006     82.85        93.23        976.49
                                                       2007     93.23        95.65        949.08
                                                       2008     95.65        58.06        944.98
                                                       2009     58.06        74.43        866.30
                                                       2010     74.43        81.01        539.47
                                                       2011     81.01        77.68        520.88
                                                       2012     77.68        89.13        165.24
                                                       2013     89.13       116.23        142.17

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.15 SEPARATE ACCOUNT CHARGE


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------

AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012).......................... 2012    $10.14       $10.43      2,480.83
                                                           2013     10.43        11.35      2,392.51

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.97          0.00
                                                           2009      6.97         8.82        170.56
                                                           2010      8.82         9.69          3.43
                                                           2011      9.69         9.28          0.00
                                                           2012      9.28        10.31          0.00
                                                           2013     10.31        11.96          0.00

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).............................................. 2006     13.67        14.26      1,871.50
                                                           2007     14.26        14.40      9,055.63
                                                           2008     14.40        12.75          0.00
                                                           2009     12.75        14.04          0.00
                                                           2010     14.04        14.60        107.27
                                                           2011     14.60        15.14      7,703.24
                                                           2012     15.14        15.59          0.00
                                                           2013     15.59        14.91        678.08

American Funds Global Small Capitalization Investment
  Division+ (Class 2)..................................... 2004     15.55        18.37      8,233.81
                                                           2005     18.37        22.51     10,408.87
                                                           2006     22.51        27.29     10,006.16
                                                           2007     27.29        32.39     11,559.57
                                                           2008     32.39        14.71      7,460.49
                                                           2009     14.71        23.18      4,904.52
                                                           2010     23.18        27.74      4,304.56
                                                           2011     27.74        21.92      2,906.26
                                                           2012     21.92        25.31      2,573.18
                                                           2013     25.31        31.73        910.81

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.32      4,448.73
                                                           2009      6.32         8.30      3,446.38
                                                           2010      8.30         9.21      3,455.22
                                                           2011      9.21         8.59      3,446.41
                                                           2012      8.59         9.77      3,446.41
                                                           2013      9.77        11.96      3,446.41

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth Investment Division+ (Class 2)...... 2004   $ 96.42      $106.00      6,382.60
                                                           2005    106.00       120.37      4,184.29
                                                           2006    120.37       129.66      4,691.87
                                                           2007    129.66       142.35      4,374.86
                                                           2008    142.35        77.93      2,860.94
                                                           2009     77.93       106.18      1,819.93
                                                           2010    106.18       123.15      1,618.60
                                                           2011    123.15       115.21        722.06
                                                           2012    115.21       132.72        734.35
                                                           2013    132.72       168.74        577.79

American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2004     75.04        80.94      3,961.92
                                                           2005     80.94        83.72      5,156.55
                                                           2006     83.72        94.26      3,541.86
                                                           2007     94.26        96.75      4,096.76
                                                           2008     96.75        58.75      2,227.45
                                                           2009     58.75        75.36      1,969.58
                                                           2010     75.36        82.06        993.77
                                                           2011     82.06        78.73        743.23
                                                           2012     78.73        90.38      1,027.89
                                                           2013     90.38       117.92        835.67

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.64          0.00
                                                           2009      7.64         9.23          0.00
                                                           2010      9.23         9.93          3.42
                                                           2011      9.93         9.74          0.00
                                                           2012      9.74        10.56          0.00
                                                           2013     10.56        11.73          0.00

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.06        11.41      2,237.63
                                                           2013     11.41        10.79      2,334.82

Baillie Gifford International Stock Investment Division
  (Class B)............................................... 2004     10.72        12.18      1,185.09
                                                           2005     12.18        14.02      6,521.01
                                                           2006     14.02        15.95      6,632.18
                                                           2007     15.95        17.18      7,330.52
                                                           2008     17.18         9.37      4,167.26
                                                           2009      9.37        11.18      2,362.00
                                                           2010     11.18        11.70      2,357.24
                                                           2011     11.70         9.14        265.34
                                                           2012      9.14        10.68        264.92
                                                           2013     10.68        12.04          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Barclays Aggregate Bond Index Investment Division (Class B)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class B))............................. 2004    $11.90       $12.19      7,253.18
                                                              2005     12.19        12.16      8,368.75
                                                              2006     12.16        12.35      5,145.51
                                                              2007     12.35        12.89      5,902.09
                                                              2008     12.89        13.33      5,617.96
                                                              2009     13.33        13.70      6,438.43
                                                              2010     13.70        14.17      6,117.02
                                                              2011     14.17        14.88          0.00
                                                              2012     14.88        15.09          0.00
                                                              2013     15.09        14.39          0.00

BlackRock Bond Income Investment Division (Class B).......... 2004     37.07        38.21      2,768.23
                                                              2005     38.21        38.21      1,917.22
                                                              2006     38.21        38.94      2,114.21
                                                              2007     38.94        40.41      2,311.88
                                                              2008     40.41        38.09      2,079.75
                                                              2009     38.09        40.71      2,004.55
                                                              2010     40.71        43.06      1,986.99
                                                              2011     43.06        44.80         18.35
                                                              2012     44.80        47.04         19.19
                                                              2013     47.04        45.57          0.00

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B))........................................ 2004     21.59        23.54          0.00
                                                              2005     23.54        24.60          0.00
                                                              2006     24.60        25.01          0.00
                                                              2007     25.01        28.99        724.68
                                                              2008     28.99        17.96        782.39
                                                              2009     17.96        24.00        776.94
                                                              2010     24.00        28.06         84.22
                                                              2011     28.06        24.95      2,429.80
                                                              2012     24.95        27.85      2,429.68
                                                              2013     27.85        36.50      2,687.31

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B) and before that FI Large Cap Investment
  Division (Class B)) (5/1/2006)............................. 2006     15.89        16.00          0.00
                                                              2007     16.00        16.24          0.00
                                                              2008     16.24         8.74          0.00
                                                              2009      8.74         9.09          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class B)...... 2004    $30.90       $33.18          0.00
                                                          2005     33.18        33.39          0.00
                                                          2006     33.39        36.03          0.00
                                                          2007     36.03        37.24        601.14
                                                          2008     37.24        27.35        596.84
                                                          2009     27.35        31.32        591.90
                                                          2010     31.32        33.51        590.17
                                                          2011     33.51        33.97        584.81
                                                          2012     33.97        37.27        581.40
                                                          2013     37.27        43.88      2,566.69

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012).................................. 2012      9.89        10.16      2,544.69
                                                          2013     10.16        10.97      2,454.09

BlackRock Large Cap Core Investment Division*
  (Class B).............................................. 2007     65.30        65.53        422.54
                                                          2008     65.53        40.20        394.51
                                                          2009     40.20        46.90         30.72
                                                          2010     46.90        51.62         31.68
                                                          2011     51.62        50.65          0.00
                                                          2012     50.65        56.22          0.00
                                                          2013     56.22        73.89          0.00

BlackRock Large Cap Core Investment Division (Class B)
  (formerly BlackRock Large Cap Investment Division
  (Class B))............................................. 2004     50.88        55.87         31.72
                                                          2005     55.87        56.49         31.52
                                                          2006     56.49        31.33         62.95
                                                          2007     31.33        65.85          0.00

BlackRock Large Cap Value Investment Division (Class B).. 2004     10.53        11.56          0.00
                                                          2005     11.56        11.94          0.00
                                                          2006     11.94        13.92      4,445.25
                                                          2007     13.92        14.05      4,685.58
                                                          2008     14.05         8.92      4,444.82
                                                          2009      8.92         9.70      4,229.14
                                                          2010      9.70        10.34      4,232.58
                                                          2011     10.34        10.33          0.00
                                                          2012     10.33        11.52          0.00
                                                          2013     11.52        14.85          0.00

BlackRock Money Market Investment Division (Class B)..... 2004     18.81        18.65          0.00
                                                          2005     18.65        18.73          0.00
                                                          2006     18.73        19.17          0.00
                                                          2007     19.17        19.66          0.00
                                                          2008     19.66        19.74        592.07
                                                          2009     19.74        19.37        591.41
                                                          2010     19.37        18.96        593.92
                                                          2011     18.96        18.56        590.14
                                                          2012     18.56        18.16        589.55
                                                          2013     18.16        17.77          0.00

                                                                     BEGINNING OF               NUMBER OF
                                                                         YEAR     END OF YEAR  ACCUMULATION
                                                                     ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                             ---- ------------ ------------ ------------
Clarion Global Real Estate Investment Division (Class B)....... 2004   $  9.99      $ 12.76      6,313.11
                                                                2005     12.76        14.15     15,657.67
                                                                2006     14.15        19.06     14,390.26
                                                                2007     19.06        15.85     15,054.80
                                                                2008     15.85         9.05      9,491.92
                                                                2009      9.05        11.93      8,879.19
                                                                2010     11.93        13.56      8,805.01
                                                                2011     13.56        12.53      3,125.28
                                                                2012     12.53        15.45      3,232.95
                                                                2013     15.45        15.66      2,732.46

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B))............................... 2004      6.44         6.97        897.70
                                                                2005      6.97         7.75        668.32
                                                                2006      7.75         7.45      1,660.30
                                                                2007      7.45         7.46        697.13
                                                                2008      7.46         4.45          0.00
                                                                2009      4.45         5.79          0.00
                                                                2010      5.79         7.01          4.50
                                                                2011      7.01         7.09          0.00
                                                                2012      7.09         8.22          0.00
                                                                2013      8.22        11.71          0.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B)).................. 2006      8.87         9.46          0.00
                                                                2007      9.46         8.71          0.00
                                                                2008      8.71         3.87          0.00
                                                                2009      3.87         5.22          0.00
                                                                2010      5.22         5.49          0.00
                                                                2011      5.49         5.82          0.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason Clearbridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B) and before that
  MFS(R) Investors Trust Investment Division (Class B))........ 2004      7.40         8.16          0.00
                                                                2005      8.16         8.54      5,906.22
                                                                2006      8.54         8.91      5,906.22

ClearBridge Aggressive Growth II Investment Division (Class B)
  (formerly Janus Forty Investment Division (Class B))
  (4/30/2007).................................................. 2007    120.78       147.43        234.65
                                                                2008    147.43        83.68      1,121.71
                                                                2009     83.68       117.00      1,852.07
                                                                2010    117.00       125.28      1,150.41
                                                                2011    125.28       113.37        631.75
                                                                2012    113.37       135.92        972.30
                                                                2013    135.92       171.33        677.15

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B)......... 2004    $26.60       $28.49        629.82
                                                           2005     28.49        30.67      3,898.38
                                                           2006     30.67        34.32      4,076.30
                                                           2007     34.32        35.04      3,126.24
                                                           2008     35.04        20.74      2,324.40
                                                           2009     20.74        26.72      2,815.91
                                                           2010     26.72        29.22      3,240.32
                                                           2011     29.22        27.38      2,280.38
                                                           2012     27.38        30.17      1,603.64
                                                           2013     30.17        39.39          0.00

Frontier Mid Cap Growth Investment Division (Class B)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class B))..................................... 2004     29.76        32.83          0.00
                                                           2005     32.83        35.49          0.00
                                                           2006     35.49        36.98          0.00
                                                           2007     36.98        43.52         76.67
                                                           2008     43.52        23.06        133.12
                                                           2009     23.06        33.65      1,316.38
                                                           2010     33.65        37.87      1,317.37
                                                           2011     37.87        35.87      1,239.23
                                                           2012     35.87        38.85      1,263.19
                                                           2013     38.85        50.36          0.00

Harris Oakmark International Investment Division
  (Class B)............................................... 2004     11.80        13.63      2,368.65
                                                           2005     13.63        15.24      2,653.09
                                                           2006     15.24        19.22      9,277.08
                                                           2007     19.22        18.60     10,095.38
                                                           2008     18.60        10.76      8,915.70
                                                           2009     10.76        16.33      9,147.99
                                                           2010     16.33        18.61      9,112.23
                                                           2011     18.61        15.62      7,622.35
                                                           2012     15.62        19.75        229.39
                                                           2013     19.75        25.23          0.00

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04          0.00
                                                           2013      1.04         1.03          0.00

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2012     22.88        23.41          0.00
                                                           2013     23.41        29.85          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2004    $17.81       $20.67        756.21
                                                           2005     20.67        22.65      3,021.80
                                                           2006     22.65        24.65      6,181.13
                                                           2007     24.65        24.89      8,442.22
                                                           2008     24.89        12.79      6,512.16
                                                           2009     12.79        18.50      8,349.62
                                                           2010     18.50        22.82      9,169.37
                                                           2011     22.82        20.85      7,051.81
                                                           2012     20.85        23.00          0.00

Invesco Small Cap Growth Investment Division (Class B).... 2004     11.14        11.88      2,324.91
                                                           2005     11.88        12.59      1,686.31
                                                           2006     12.59        14.07      1,188.29
                                                           2007     14.07        15.29      1,154.10
                                                           2008     15.29         9.17      1,234.86
                                                           2009      9.17        12.01      1,220.13
                                                           2010     12.01        14.83      1,175.64
                                                           2011     14.83        14.36          0.00
                                                           2012     14.36        16.62          0.00
                                                           2013     16.62        22.80          0.00

Jennison Growth Investment Division (Class B)............. 2005      3.91         4.68      1,088.48
                                                           2006      4.68         4.70      1,293.36
                                                           2007      4.70         5.12      6,035.81
                                                           2008      5.12         3.18          0.00
                                                           2009      3.18         4.34      9,356.03
                                                           2010      4.34         4.73      9,369.80
                                                           2011      4.73         4.64      9,472.23
                                                           2012      4.64         5.25          0.00
                                                           2013      5.25         7.02          0.00

Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B)).............................................. 2004      4.10         4.25      1,445.15
                                                           2005      4.25         3.87      1,462.74

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005).......................... 2005      7.70         8.31          0.00
                                                           2006      8.31         8.76          0.00
                                                           2007      8.76         9.80        247.88
                                                           2008      9.80         5.18        613.84
                                                           2009      5.18         7.29        611.27
                                                           2010      7.29         7.80        617.52
                                                           2011      7.80         7.53          0.00
                                                           2012      7.53         8.45          0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04          0.00
                                                           2013      1.04         1.13          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Loomis Sayles Global Markets Investment Division
  (Class B) (4/29/2013).................................... 2013    $14.56       $15.92          0.00

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.94          0.00
                                                            2009      7.94         9.94          0.00
                                                            2010      9.94        10.87          0.44
                                                            2011     10.87        10.87          0.00
                                                            2012     10.87        11.97          0.00
                                                            2013     11.97        12.46          0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2004     21.72        24.49          0.00
                                                            2005     24.49        25.57         22.83
                                                            2006     25.57        29.13      4,380.90
                                                            2007     29.13        31.82      3,455.47
                                                            2008     31.82        19.91      2,353.46
                                                            2009     19.91        25.32        632.26
                                                            2010     25.32        31.53        624.86
                                                            2011     31.53        30.96         68.25
                                                            2012     30.96        34.63      1,446.16
                                                            2013     34.63        47.68          0.00

Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2004      8.61         9.49      2,009.35
                                                            2005      9.49         9.69      2,072.58
                                                            2006      9.69        10.41      4,732.51
                                                            2007     10.41        10.63      4,682.46
                                                            2008     10.63         6.10      3,410.58
                                                            2009      6.10         7.74      3,805.69
                                                            2010      7.74         9.96      3,518.46
                                                            2011      9.96        10.01      1,965.71
                                                            2012     10.01        10.87      1,983.89
                                                            2013     10.87        15.78          0.00

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2004     15.02        15.92        892.85
                                                            2005     15.92        15.82      1,493.79
                                                            2006     15.82        16.90      7,224.03
                                                            2007     16.90        17.62      9,642.63
                                                            2008     17.62        14.03      8,507.62
                                                            2009     14.03        18.79      6,525.51
                                                            2010     18.79        20.77     12,010.08
                                                            2011     20.77        21.24      5,492.19
                                                            2012     21.24        23.48        525.47
                                                            2013     23.48        24.81          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Artisan Mid Cap Value Investment Division (Class B).... 2004    $27.73       $29.94      1,714.93
                                                            2005     29.94        32.15      6,004.94
                                                            2006     32.15        35.30      7,618.24
                                                            2007     35.30        32.10      5,771.27
                                                            2008     32.10        16.92      5,514.14
                                                            2009     16.92        23.38      5,504.89
                                                            2010     23.38        26.27      5,136.67
                                                            2011     26.27        27.38      4,304.28
                                                            2012     27.38        29.90         40.42
                                                            2013     29.90        39.94          0.00

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)..................................... 2011      9.98         9.71          0.00
                                                            2012      9.71         9.92          0.00
                                                            2013      9.92         9.82          0.00

MetLife Aggressive Strategy Investment Division
  (Class B)................................................ 2011     11.62         9.90      4,205.52
                                                            2012      9.90        11.31          0.00
                                                            2013     11.31        14.34          0.00

MetLife Aggressive Strategy Investment Division (Class B)
  (formerly MetLife Aggressive Allocation Investment
  Division (Class B))...................................... 2005      9.99        11.09          0.00
                                                            2006     11.09        12.55          0.00
                                                            2007     12.55        12.69          0.00
                                                            2008     12.69         7.39          0.00
                                                            2009      7.39         9.51        815.66
                                                            2010      9.51        10.77          4.28
                                                            2011     10.77        11.66          0.00

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012).............................................. 2012      9.92        10.33      2,525.77
                                                            2013     10.33        11.56      2,435.85

MetLife Conservative Allocation Investment Division
  (Class B) (5/1/2005)..................................... 2005      9.99        10.24          0.00
                                                            2006     10.24        10.72          0.00
                                                            2007     10.72        11.07     20,186.61
                                                            2008     11.07         9.28          0.00
                                                            2009      9.28        10.94      3,778.70
                                                            2010     10.94        11.79      3,780.49
                                                            2011     11.79        11.91      3,773.57
                                                            2012     11.91        12.73      3,771.14
                                                            2013     12.73        12.99      3,768.85

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Investment
  Division (Class B) (5/1/2005)........................... 2005    $ 9.99       $10.46          0.00
                                                           2006     10.46        11.20     20,804.20
                                                           2007     11.20        11.49     19,354.68
                                                           2008     11.49         8.82     19,521.36
                                                           2009      8.82        10.67      1,874.49
                                                           2010     10.67        11.65      1,880.58
                                                           2011     11.65        11.52      1,874.46
                                                           2012     11.52        12.57      1,874.46
                                                           2013     12.57        13.65      1,874.46

MetLife Growth Strategy Investment Division (Class B)
  (4/29/2013)............................................. 2013     11.19        12.70          0.00

MetLife Growth Strategy Investment Division (Class B)
  (formerly Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (4/28/2008).............. 2008      9.99         6.99          0.00
                                                           2009      6.99         8.80        198.66
                                                           2010      8.80         9.48          2.10
                                                           2011      9.48         9.11          0.00
                                                           2012      9.11        10.36          0.00
                                                           2013     10.36        11.12          0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................... 2004     11.32        12.61      1,546.17
                                                           2005     12.61        13.83      1,808.87
                                                           2006     13.83        14.87      1,780.50
                                                           2007     14.87        15.64      1,864.19
                                                           2008     15.64         9.74      4,056.11
                                                           2009      9.74        13.04      3,153.36
                                                           2010     13.04        16.08      3,790.91
                                                           2011     16.08        15.39        536.80
                                                           2012     15.39        17.68      3,224.63
                                                           2013     17.68        22.98          0.00

MetLife Moderate Allocation Investment Division (Class B)
  (5/1/2005).............................................. 2005      9.99        10.69     24,549.58
                                                           2006     10.69        11.70     26,232.94
                                                           2007     11.70        11.95     36,428.33
                                                           2008     11.95         8.34     13,858.43
                                                           2009      8.34        10.33     16,629.14
                                                           2010     10.33        11.45      9,253.92
                                                           2011     11.45        11.05     13,230.64
                                                           2012     11.05        12.25     12,773.81
                                                           2013     12.25        14.14     12,195.84

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B) (5/1/2005)....................... 2005    $ 9.99       $10.91          0.00
                                                       2006     10.91        12.20          0.00
                                                       2007     12.20        12.40     64,118.47
                                                       2008     12.40         7.87     14,303.82
                                                       2009      7.87         9.95     14,392.89
                                                       2010      9.95        11.17     14,466.03
                                                       2011     11.17        10.52     14,524.33
                                                       2012     10.52        11.88      5,736.71
                                                       2013     11.88        14.45      5,782.36

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)............................... 2013      1.07         1.11          0.00

MetLife Stock Index Investment Division (Class B)..... 2004     30.52        32.91      3,799.27
                                                       2005     32.91        33.62      7,968.09
                                                       2006     33.62        37.91      5,152.94
                                                       2007     37.91        38.94      3,816.74
                                                       2008     38.94        23.91      3,839.97
                                                       2009     23.91        29.47      4,106.43
                                                       2010     29.47        33.02      3,233.81
                                                       2011     33.02        32.85          0.00
                                                       2012     32.85        37.11          0.00
                                                       2013     37.11        47.83          0.00

MFS(R) Research International Investment Division
  (Class B)........................................... 2004      9.51        10.86      3,570.06
                                                       2005     10.86        12.38      3,564.79
                                                       2006     12.38        15.34     10,387.44
                                                       2007     15.34        17.01     14,044.91
                                                       2008     17.01         9.59      8,504.57
                                                       2009      9.59        12.35      8,700.89
                                                       2010     12.35        13.47      4,491.87
                                                       2011     13.47        11.77        684.01
                                                       2012     11.77        13.44        180.10
                                                       2013     13.44        15.69          0.00

MFS(R) Total Return Investment Division (Class B)..... 2004     32.35        35.01        882.32
                                                       2005     35.01        35.24      3,087.82
                                                       2006     35.24        38.61      4,528.37
                                                       2007     38.61        39.34      5,773.91
                                                       2008     39.34        29.90      4,461.81
                                                       2009     29.90        34.62      4,451.71
                                                       2010     34.62        37.20      2,286.08
                                                       2011     37.20        37.20        173.39
                                                       2012     37.20        40.52         24.74
                                                       2013     40.52        47.07         24.74

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B).................. 2004    $11.64       $12.50      3,329.01
                                                             2005     12.50        12.03      3,250.72
                                                             2006     12.03        13.88      7,418.87
                                                             2007     13.88        13.03      7,428.35
                                                             2008     13.03         8.46      5,328.48
                                                             2009      8.46         9.98      5,757.66
                                                             2010      9.98        10.86      5,621.98
                                                             2011     10.86        10.70        145.12
                                                             2012     10.70        12.18     13,998.49
                                                             2013     12.18        16.14      1,329.91

MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B))................................................ 2004     21.18        23.78        753.43
                                                             2005     23.78        25.70      2,653.54
                                                             2006     25.70        28.09      2,870.31
                                                             2007     28.09        28.57      1,557.81
                                                             2008     28.57        17.02      1,647.52
                                                             2009     17.02        20.24      1,726.46
                                                             2010     20.24        22.64      1,730.81
                                                             2011     22.64        20.75        787.04
                                                             2012     20.75        23.45        782.73
                                                             2013     23.45        25.75          0.00

MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008).................................... 2008      9.99         6.56          0.00
                                                             2009      6.56         8.02          0.00
                                                             2010      8.02         8.72        661.15
                                                             2011      8.72         8.48        623.45
                                                             2012      8.48         9.46        592.69
                                                             2013      9.46        10.34          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................. 2010     11.66        13.47      3,229.13
                                                             2011     13.47        12.27        110.43
                                                             2012     12.27        13.13      3,716.18
                                                             2013     13.13        17.86          0.00

Morgan Stanley Mid Cap Growth Investment Division (Class B)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))................................................ 2004     13.88        15.55      2,350.77
                                                             2005     15.55        16.24      5,857.29
                                                             2006     16.24        17.73      9,926.05
                                                             2007     17.73        18.76      6,203.77
                                                             2008     18.76         8.18      3,796.56
                                                             2009      8.18        10.69        110.80
                                                             2010     10.69        11.54          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MSCI EAFE(R) Index Investment Division (Class B)........ 2004    $ 9.17       $10.62      3,153.72
                                                         2005     10.62        11.73      5,763.70
                                                         2006     11.73        14.41      6,628.52
                                                         2007     14.41        15.59     10,001.53
                                                         2008     15.59         8.81      9,724.14
                                                         2009      8.81        11.07      9,961.94
                                                         2010     11.07        11.69      9,051.96
                                                         2011     11.69         9.99      4,361.82
                                                         2012      9.99        11.54        394.12
                                                         2013     11.54        13.73          0.00

Neuberger Berman Genesis Investment Division (Class B).. 2004     15.65        17.52      4,359.43
                                                         2005     17.52        17.82     12,692.69
                                                         2006     17.82        20.31      7,473.56
                                                         2007     20.31        19.14      5,884.16
                                                         2008     19.14        11.51      3,872.47
                                                         2009     11.51        12.71      1,361.93
                                                         2010     12.71        15.09        752.03
                                                         2011     15.09        15.59        378.87
                                                         2012     15.59        16.74          0.00
                                                         2013     16.74        22.65          0.00

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B)).. 2004     12.32        13.24        288.66
                                                         2005     13.24        14.00        466.97
                                                         2006     14.00        15.72      3,759.00
                                                         2007     15.72        14.96        320.43
                                                         2008     14.96         9.03        355.46
                                                         2009      9.03        12.09        332.07
                                                         2010     12.09        14.54        303.03
                                                         2011     14.54        13.48          0.00
                                                         2012     13.48        13.89          0.00
                                                         2013     13.89        15.03          0.00

Oppenheimer Global Equity Investment Division (Class B). 2004     12.08        13.87        423.49
                                                         2005     13.87        15.74        422.96
                                                         2006     15.74        17.93      3,112.03
                                                         2007     17.93        18.64      3,673.72
                                                         2008     18.64        10.84      4,441.44
                                                         2009     10.84        14.84      4,621.79
                                                         2010     14.84        16.84      5,002.18
                                                         2011     16.84        15.09      3,453.21
                                                         2012     15.09        17.90      1,193.23
                                                         2013     17.90        22.27        570.04

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................... 2008    $ 9.99       $ 6.53          0.00
                                                            2009      6.53         8.48          0.00
                                                            2010      8.48         8.93          0.00
                                                            2011      8.93         8.14          0.00
                                                            2012      8.14         9.74          0.00
                                                            2013      9.74        10.33          0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)..................................... 2006     10.75        10.80          0.00
                                                            2007     10.80        11.71      5,069.28
                                                            2008     11.71        10.67     22,376.85
                                                            2009     10.67        12.33      6,319.82
                                                            2010     12.33        13.00      5,958.15
                                                            2011     13.00        14.14      6,516.18
                                                            2012     14.14        15.10     38,689.81
                                                            2013     15.10        13.41      3,309.76

PIMCO Total Return Investment Division (Class B)........... 2004     11.38        11.74      7,647.29
                                                            2005     11.74        11.75     11,741.69
                                                            2006     11.75        12.02     11,482.64
                                                            2007     12.02        12.65     10,848.00
                                                            2008     12.65        12.43      7,441.22
                                                            2009     12.43        14.36     36,761.24
                                                            2010     14.36        15.21     35,756.21
                                                            2011     15.21        15.36     25,419.26
                                                            2012     15.36        16.42     20,762.62
                                                            2013     16.42        15.76          0.00

Pyramis(R) Government Income Investment Division (Class B)
  (4/30/2012).............................................. 2012     10.69        10.80      2,222.39
                                                            2013     10.80        10.09      2,143.27

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.69          0.00

Russell 2000(R) Index Investment Division (Class B)........ 2004     12.92        14.72        982.17
                                                            2005     14.72        15.03      1,835.32
                                                            2006     15.03        17.30      5,663.46
                                                            2007     17.30        16.64      5,932.50
                                                            2008     16.64        10.80      6,290.14
                                                            2009     10.80        13.28      6,808.57
                                                            2010     13.28        16.46      6,782.98
                                                            2011     16.46        15.42        317.02
                                                            2012     15.42        17.51          0.00
                                                            2013     17.51        23.68          0.00

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06          0.00
                                                            2013      1.06         1.14      1,698.55

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
SSgA Growth ETF Investment Division (Class B)
  (5/1/2006)................................................. 2006    $10.65       $11.30        535.12
                                                              2007     11.30        11.68        701.26
                                                              2008     11.68         7.66        603.34
                                                              2009      7.66         9.68        633.89
                                                              2010      9.68        10.82        653.61
                                                              2011     10.82        10.37        615.52
                                                              2012     10.37        11.67        615.65
                                                              2013     11.67        13.49          0.00

SSgA Growth and Income ETF Investment Division (Class B)
  (5/1/2006)................................................. 2006     10.46        11.05          0.00
                                                              2007     11.05        11.40          0.00
                                                              2008     11.40         8.36          0.00
                                                              2009      8.36        10.22          0.00
                                                              2010     10.22        11.23      9,603.71
                                                              2011     11.23        11.10      9,600.48
                                                              2012     11.10        12.26          0.00
                                                              2013     12.26        13.56          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class B).................................................. 2004     10.71        11.55      3,366.81
                                                              2005     11.55        12.02      3,614.98
                                                              2006     12.02        13.28      2,019.19
                                                              2007     13.28        14.19      2,956.12
                                                              2008     14.19         8.05      1,172.77
                                                              2009      8.05        11.27      1,548.19
                                                              2010     11.27        12.88      1,543.28
                                                              2011     12.88        12.44        777.97
                                                              2012     12.44        14.45        773.44
                                                              2013     14.45        19.62        769.66

T. Rowe Price Large Cap Growth Investment Division (Class B)
  (formerly RCM Technology Investment Division
  (Class B))................................................. 2004      4.06         4.21          0.00
                                                              2005      4.21         4.58          0.00
                                                              2006      4.58         4.72        410.94
                                                              2007      4.72         6.07        411.12
                                                              2008      6.07         3.30      1,692.98
                                                              2009      3.30         5.14      1,689.56
                                                              2010      5.14         6.42      2,379.91
                                                              2011      6.42         5.66      1,684.37
                                                              2012      5.66         6.21      1,681.84
                                                              2013      6.21         6.48          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2004    $ 6.12       $ 6.91      5,362.07
                                                       2005      6.91         7.75      5,262.26
                                                       2006      7.75         8.05      3,714.93
                                                       2007      8.05         9.27     21,759.71
                                                       2008      9.27         5.46     14,447.13
                                                       2009      5.46         7.78     19,265.38
                                                       2010      7.78         9.73     11,046.08
                                                       2011      9.73         9.36      4,578.85
                                                       2012      9.36        10.42      3,867.30
                                                       2013     10.42        13.93      3,644.31

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2004     11.73        12.44      1,004.51
                                                       2005     12.44        13.48      9,411.02
                                                       2006     13.48        13.68     11,389.90
                                                       2007     13.68        14.66     15,229.88
                                                       2008     14.66         9.13     11,823.27
                                                       2009      9.13        12.40     10,745.82
                                                       2010     12.40        16.34      8,544.78
                                                       2011     16.34        16.22      5,394.50
                                                       2012     16.22        18.40        131.28
                                                       2013     18.40        25.97          0.00

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2004     17.37        18.32     17,504.30
                                                       2005     18.32        18.39     12,141.99
                                                       2006     18.39        18.87      4,495.73
                                                       2007     18.87        19.15      9,436.63
                                                       2008     19.15        15.89      6,559.08
                                                       2009     15.89        20.51      3,775.82
                                                       2010     20.51        22.58      8,229.08
                                                       2011     22.58        23.39      6,404.81
                                                       2012     23.39        25.47          0.00
                                                       2013     25.47        25.14          0.00

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2004     14.35        14.62      2,319.32
                                                       2005     14.62        14.51      1,648.13
                                                       2006     14.51        14.76      1,399.34
                                                       2007     14.76        15.03      6,413.77
                                                       2008     15.03        14.63      3,913.44
                                                       2009     14.63        14.90      3,826.92
                                                       2010     14.90        15.39      9,962.75
                                                       2011     15.39        15.85      6,137.47
                                                       2012     15.85        15.99          0.00
                                                       2013     15.99        15.51          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
At 2.40 Separate Account Charge:

American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006   $ 13.54      $ 14.12        269.62
                                                       2007     14.12        14.24      6,467.02
                                                       2008     14.24        12.61      4,729.76
                                                       2009     12.61        13.86      2,563.34
                                                       2010     13.86        14.40      3,334.95
                                                       2011     14.40        14.92        110.01
                                                       2012     14.92        15.35        117.07
                                                       2013     15.35        14.66          0.00

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2004     15.47        18.25      4,536.96
                                                       2005     18.25        22.34      6,321.99
                                                       2006     22.34        27.06     11,627.03
                                                       2007     27.06        32.07     15,174.30
                                                       2008     32.07        14.55     12,056.33
                                                       2009     14.55        22.91     12,276.77
                                                       2010     22.91        27.39      9,767.04
                                                       2011     27.39        21.62      6,193.42
                                                       2012     21.62        24.94      2,778.10
                                                       2013     24.94        31.24        710.27

American Funds Growth Investment Division (Class 2)... 2004     94.57       103.86      1,088.90
                                                       2005    103.86       117.82      2,232.58
                                                       2006    117.82       126.79      3,651.93
                                                       2007    126.79       139.05      5,257.43
                                                       2008    139.05        76.05      5,105.89
                                                       2009     76.05       103.51      5,079.17
                                                       2010    103.51       119.94      4,406.96
                                                       2011    119.94       112.09      2,312.04
                                                       2012    112.09       129.00      1,455.43
                                                       2013    129.00       163.85        240.97

American Funds Growth-Income Investment Division
  (Class 2 ).......................................... 2004     73.60        79.30      2,841.92
                                                       2005     79.30        81.94      4,981.05
                                                       2006     81.94        92.17      5,563.51
                                                       2007     92.17        94.51      5,912.75
                                                       2008     94.51        57.34      5,355.24
                                                       2009     57.34        73.47      3,607.10
                                                       2010     73.47        79.92      3,493.34
                                                       2011     79.92        76.60      1,281.31
                                                       2012     76.60        87.85        949.66
                                                       2013     87.85       114.50      1,137.26

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.25 SEPARATE ACCOUNT CHARGE


                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012).......................... 2012    $10.13       $10.41          0.00
                                                           2013     10.41        11.32          0.00

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.97          0.00
                                                           2009      6.97         8.81          0.00
                                                           2010      8.81         9.66          0.00
                                                           2011      9.66         9.25          0.00
                                                           2012      9.25        10.26          0.00
                                                           2013     10.26        11.89          0.00

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).............................................. 2006     13.54        14.12          0.00
                                                           2007     14.12        14.24          0.00
                                                           2008     14.24        12.61          0.00
                                                           2009     12.61        13.86          0.00
                                                           2010     13.86        14.40          0.00
                                                           2011     14.40        14.92          0.00
                                                           2012     14.92        15.35          0.00
                                                           2013     15.35        14.66          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)..................................... 2004     15.47        18.25      1,724.22
                                                           2005     18.25        22.34        529.95
                                                           2006     22.34        27.06        225.68
                                                           2007     27.06        32.07        143.60
                                                           2008     32.07        14.55         16.15
                                                           2009     14.55        22.91         15.75
                                                           2010     22.91        27.39         17.22
                                                           2011     27.39        21.62         15.24
                                                           2012     21.62        24.94         14.95
                                                           2013     24.94        31.24         14.74

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.32          0.00
                                                           2009      6.32         8.28          0.00
                                                           2010      8.28         9.19          0.00
                                                           2011      9.19         8.56          0.00
                                                           2012      8.56         9.72          0.00
                                                           2013      9.72        11.89          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth Investment Division+ (Class 2)...... 2004   $ 94.57      $103.86       308.48
                                                           2005    103.86       117.82        44.81
                                                           2006    117.82       126.79         0.00
                                                           2007    126.79       139.05         0.00
                                                           2008    139.05        76.05         0.00
                                                           2009     76.05       103.51         0.00
                                                           2010    103.51       119.94         0.00
                                                           2011    119.94       112.09         0.00
                                                           2012    112.09       129.00         0.00
                                                           2013    129.00       163.85         0.00

American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2004     73.60        79.30       207.31
                                                           2005     79.30        81.94       148.26
                                                           2006     81.94        92.17       446.02
                                                           2007     92.17        94.51       126.63
                                                           2008     94.51        57.34        96.65
                                                           2009     57.34        73.47        84.09
                                                           2010     73.47        79.92        56.72
                                                           2011     79.92        76.60        56.64
                                                           2012     76.60        87.85        50.36
                                                           2013     87.85       114.50        42.02

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.64         0.00
                                                           2009      7.64         9.21         0.00
                                                           2010      9.21         9.90         0.00
                                                           2011      9.90         9.70         0.00
                                                           2012      9.70        10.51         0.00
                                                           2013     10.51        11.67         0.00

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.05        11.39         0.00
                                                           2013     11.39        10.76         0.00

Baillie Gifford International Stock Investment Division
  (Class B)............................................... 2004     10.58        12.01         0.00
                                                           2005     12.01        13.82         0.00
                                                           2006     13.82        15.70         0.00
                                                           2007     15.70        16.90         0.00
                                                           2008     16.90         9.21         0.00
                                                           2009      9.21        10.98         0.00
                                                           2010     10.98        11.47         0.00
                                                           2011     11.47         8.95         0.00
                                                           2012      8.95        10.45         0.00
                                                           2013     10.45        11.77         0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Barclays Aggregate Bond Index Investment Division (Class B)
  (formerly Barclays Capital Aggregate Bond Index
  Investment Division (Class B))............................. 2004    $11.84       $12.12      1,283.14
                                                              2005     12.12        12.07      1,330.12
                                                              2006     12.07        12.25      2,296.73
                                                              2007     12.25        12.78        475.08
                                                              2008     12.78        13.20        384.94
                                                              2009     13.20        13.54      3,900.34
                                                              2010     13.54        14.00      5,660.58
                                                              2011     14.00        14.68      5,706.46
                                                              2012     14.68        14.88      8,371.45
                                                              2013     14.88        14.18      8,737.15

BlackRock Bond Income Investment Division (Class B).......... 2004     36.31        37.40          0.00
                                                              2005     37.40        37.36          0.00
                                                              2006     37.36        38.04          0.00
                                                              2007     38.04        39.43          0.00
                                                              2008     39.43        37.14          0.00
                                                              2009     37.14        39.65          0.00
                                                              2010     39.65        41.90        376.72
                                                              2011     41.90        43.55        375.80
                                                              2012     43.55        45.68        375.80
                                                              2013     45.68        44.21        375.80

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B))........................................ 2004     21.39        23.30        607.12
                                                              2005     23.30        24.33          0.00
                                                              2006     24.33        24.71          0.00
                                                              2007     24.71        28.61         86.46
                                                              2008     28.61        17.71        102.45
                                                              2009     17.71        23.64         91.91
                                                              2010     23.64        27.61        966.83
                                                              2011     27.61        24.52      1,023.33
                                                              2012     24.52        27.35        314.00
                                                              2013     27.35        35.81        566.76

BlackRock Capital Appreciation Investment Division (Class B)
  (formerly BlackRock Legacy Large Cap Growth Investment
  Division (Class B) and before that FI Large Cap Investment
  Division (Class B)) (5/1/2006)............................. 2006     15.74        15.83          0.00
                                                              2007     15.83        16.05          0.00
                                                              2008     16.05         8.64          0.00
                                                              2009      8.64         8.97          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
BlackRock Diversified Investment Division (Class B)...... 2004    $30.36       $32.57          0.00
                                                          2005     32.57        32.75          0.00
                                                          2006     32.75        35.30          0.00
                                                          2007     35.30        36.45          0.00
                                                          2008     36.45        26.74          0.00
                                                          2009     26.74        30.59          0.00
                                                          2010     30.59        32.69          0.00
                                                          2011     32.69        33.12          0.00
                                                          2012     33.12        36.30          0.00
                                                          2013     36.30        42.69          0.00

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012).................................. 2012      9.88        10.15          0.00
                                                          2013     10.15        10.94          0.00

BlackRock Large Cap Core Investment Division*
  (Class B).............................................. 2007     63.76        63.94          0.00
                                                          2008     63.94        39.19          0.00
                                                          2009     39.19        45.67          0.00
                                                          2010     45.67        50.22          0.00
                                                          2011     50.22        49.23          0.00
                                                          2012     49.23        54.58          0.00
                                                          2013     54.58        71.67          0.00

BlackRock Large Cap Core Investment Division (Class B)
  (formerly BlackRock Large Cap Investment Division
  (Class B))............................................. 2004     49.83        54.68          0.00
                                                          2005     54.68        55.24          0.00
                                                          2006     55.24        61.48          0.00
                                                          2007     61.48        64.30          0.00

BlackRock Large Cap Value Investment Division (Class B).. 2004     10.51        11.52          0.00
                                                          2005     11.52        11.90          0.00
                                                          2006     11.90        13.86          0.00
                                                          2007     13.86        13.97          0.00
                                                          2008     13.97         8.86          0.00
                                                          2009      8.86         9.62          0.00
                                                          2010      9.62        10.25          2.91
                                                          2011     10.25        10.23          0.00
                                                          2012     10.23        11.40          0.00
                                                          2013     11.40        14.68          0.00

BlackRock Money Market Investment Division (Class B)..... 2004     18.42        18.25        283.74
                                                          2005     18.25        18.32          0.00
                                                          2006     18.32        18.73          0.00
                                                          2007     18.73        19.19      1,231.32
                                                          2008     19.19        19.25        967.35
                                                          2009     19.25        18.87      1,110.09
                                                          2010     18.87        18.45      1,198.15
                                                          2011     18.45        18.04      1,202.87
                                                          2012     18.04        17.64      1,246.30
                                                          2013     17.64        17.24      1,408.72

                                                                     BEGINNING OF               NUMBER OF
                                                                         YEAR     END OF YEAR  ACCUMULATION
                                                                     ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                             YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                             ---- ------------ ------------ ------------
Clarion Global Real Estate Investment Division (Class B)....... 2004   $  9.99      $ 12.76          0.00
                                                                2005     12.76        14.13          0.00
                                                                2006     14.13        19.01        388.07
                                                                2007     19.01        15.80        388.21
                                                                2008     15.80         9.01        332.89
                                                                2009      9.01        11.86        414.83
                                                                2010     11.86        13.47        416.39
                                                                2011     13.47        12.43        105.67
                                                                2012     12.43        15.32         96.57
                                                                2013     15.32        15.51        103.13

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B))............................... 2004      6.42         6.94          0.00
                                                                2005      6.94         7.71          0.00
                                                                2006      7.71         7.41          0.00
                                                                2007      7.41         7.40          0.00
                                                                2008      7.40         4.41          0.00
                                                                2009      4.41         5.73          0.00
                                                                2010      5.73         6.94      3,514.48
                                                                2011      6.94         7.01      3,341.55
                                                                2012      7.01         8.12        771.01
                                                                2013      8.12        11.56      1,476.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B)).................. 2006      8.81         9.39          0.00
                                                                2007      9.39         8.64          0.00
                                                                2008      8.64         3.83          0.00
                                                                2009      3.83         5.17          0.00
                                                                2010      5.17         5.42          0.00
                                                                2011      5.42         5.75          0.00

ClearBridge Aggressive Growth Investment Division (Class B)
  (formerly Legg Mason Clearbridge Aggressive Growth
  Investment Division (Class B) and before that Legg Mason
  Value Equity Investment Division (Class B) and before that
  MFS(R) Investors Trust Investment Division (Class B))........ 2004      7.36         8.12          0.00
                                                                2005      8.12         8.49          0.00
                                                                2006      8.49         8.85          0.00

ClearBridge Aggressive Growth II Investment Division (Class B)
  (formerly Janus Forty Investment Division (Class B))
  (4/30/2007).................................................. 2007    117.79       143.67         17.49
                                                                2008    143.67        81.47         21.69
                                                                2009     81.47       113.80         23.79
                                                                2010    113.80       121.72         18.69
                                                                2011    121.72       110.04         18.86
                                                                2012    110.04       131.80         17.27
                                                                2013    131.80       165.97         15.79

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Davis Venture Value Investment Division (Class B).......... 2004    $26.35       $28.20         0.00
                                                            2005     28.20        30.33         0.00
                                                            2006     30.33        33.90         0.00
                                                            2007     33.90        34.58         0.00
                                                            2008     34.58        20.45         0.00
                                                            2009     20.45        26.32       151.55
                                                            2010     26.32        28.75       155.82
                                                            2011     28.75        26.91       155.18
                                                            2012     26.91        29.63       154.93
                                                            2013     29.63        38.64       135.91

Frontier Mid Cap Growth Investment Division (Class B)
  (formerly BlackRock Aggressive Growth Investment
  Division (Class B))...................................... 2004     29.29        32.29         0.00
                                                            2005     32.29        34.87         0.00
                                                            2006     34.87        36.30         0.00
                                                            2007     36.30        42.67        57.96
                                                            2008     42.67        22.59        81.70
                                                            2009     22.59        32.93        65.68
                                                            2010     32.93        37.02        63.98
                                                            2011     37.02        35.03        59.80
                                                            2012     35.03        37.90        59.81
                                                            2013     37.90        49.08        52.90

Harris Oakmark International Investment Division (Class B). 2004     11.77        13.59         0.00
                                                            2005     13.59        15.18         0.00
                                                            2006     15.18        19.12         0.00
                                                            2007     19.12        18.49         0.00
                                                            2008     18.49        10.68         0.00
                                                            2009     10.68        16.20        34.00
                                                            2010     16.20        18.44         2.16
                                                            2011     18.44        15.46         0.00
                                                            2012     15.46        19.53         0.00
                                                            2013     19.53        24.92         0.00

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04         0.00
                                                            2013      1.04         1.03         0.00

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B))............................................... 2012     22.58        23.08         0.00
                                                            2013     23.08        29.40         0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2004    $17.71       $20.54         0.00
                                                           2005     20.54        22.48         0.00
                                                           2006     22.48        24.45       184.65
                                                           2007     24.45        24.66       184.82
                                                           2008     24.66        12.66       184.10
                                                           2009     12.66        18.29       183.84
                                                           2010     18.29        22.55       184.80
                                                           2011     22.55        20.57         0.00
                                                           2012     20.57        22.69         0.00

Invesco Small Cap Growth Investment Division (Class B).... 2004     11.11        11.84         0.00
                                                           2005     11.84        12.54         0.00
                                                           2006     12.54        14.00         0.00
                                                           2007     14.00        15.20       158.66
                                                           2008     15.20         9.10       200.03
                                                           2009      9.10        11.91       182.42
                                                           2010     11.91        14.70       163.69
                                                           2011     14.70        14.22       149.24
                                                           2012     14.22        16.43       139.70
                                                           2013     16.43        22.52       117.01

Jennison Growth Investment Division (Class B)............. 2005      3.89         4.65         0.00
                                                           2006      4.65         4.66         0.00
                                                           2007      4.66         5.08         0.00
                                                           2008      5.08         3.15         0.00
                                                           2009      3.15         4.30         0.00
                                                           2010      4.30         4.68         0.00
                                                           2011      4.68         4.59         0.00
                                                           2012      4.59         5.18         0.00
                                                           2013      5.18         6.93         0.00

Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B)).............................................. 2004      4.08         4.23         0.00
                                                           2005      4.23         3.85         0.00

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005).......................... 2005      7.66         8.27         0.00
                                                           2006      8.27         8.71         0.00
                                                           2007      8.71         9.73         0.00
                                                           2008      9.73         5.14         0.00
                                                           2009      5.14         7.22         0.00
                                                           2010      7.22         7.73         5.07
                                                           2011      7.73         7.45         0.00
                                                           2012      7.45         8.36         0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04         0.00
                                                           2013      1.04         1.13         0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Loomis Sayles Global Markets Investment Division (Class B)
  (4/29/2013).............................................. 2013    $14.46       $15.80      1,357.57

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.93        533.81
                                                            2009      7.93         9.92        440.46
                                                            2010      9.92        10.84        417.59
                                                            2011     10.84        10.83        404.53
                                                            2012     10.83        11.91        372.53
                                                            2013     11.91        12.40          0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2004     21.50        24.23          0.00
                                                            2005     24.23        25.27          0.00
                                                            2006     25.27        28.77          0.00
                                                            2007     28.77        31.39         77.22
                                                            2008     31.39        19.62         94.01
                                                            2009     19.62        24.93         88.63
                                                            2010     24.93        31.01        861.08
                                                            2011     31.01        30.42        867.57
                                                            2012     30.42        33.99        254.15
                                                            2013     33.99        46.75        420.37

Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2004      8.58         9.45          0.00
                                                            2005      9.45         9.65          0.00
                                                            2006      9.65        10.35          0.00
                                                            2007     10.35        10.55          0.00
                                                            2008     10.55         6.05          0.00
                                                            2009      6.05         7.68          0.00
                                                            2010      7.68         9.86          0.00
                                                            2011      9.86         9.91          0.00
                                                            2012      9.91        10.74          0.00
                                                            2013     10.74        15.59          0.00

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2004     14.90        15.78          0.00
                                                            2005     15.78        15.66          0.00
                                                            2006     15.66        16.72          0.00
                                                            2007     16.72        17.41          0.00
                                                            2008     17.41        13.86          0.00
                                                            2009     13.86        18.53         53.24
                                                            2010     18.53        20.47         54.11
                                                            2011     20.47        20.91         50.76
                                                            2012     20.91        23.09         49.07
                                                            2013     23.09        24.38         52.68

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Met/Artisan Mid Cap Value Investment Division (Class B).... 2004    $27.43       $29.59          0.00
                                                            2005     29.59        31.75          0.00
                                                            2006     31.75        34.82         86.12
                                                            2007     34.82        31.63         86.20
                                                            2008     31.63        16.66         85.86
                                                            2009     16.66        23.00         85.77
                                                            2010     23.00        25.81         86.76
                                                            2011     25.81        26.87          0.00
                                                            2012     26.87        29.31          0.00
                                                            2013     29.31        39.13          0.00

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)..................................... 2011      9.98         9.71          0.00
                                                            2012      9.71         9.91          0.00
                                                            2013      9.91         9.80          0.00

MetLife Aggressive Strategy Investment Division
  (Class B)................................................ 2011     11.55         9.84          0.00
                                                            2012      9.84        11.23          0.00
                                                            2013     11.23        14.22          0.00

MetLife Aggressive Strategy Investment Division (Class B)
  (formerly MetLife Aggressive Allocation Investment
  Division (Class B))...................................... 2005      9.99        11.08          0.00
                                                            2006     11.08        12.53          0.00
                                                            2007     12.53        12.65          0.00
                                                            2008     12.65         7.37          0.00
                                                            2009      7.37         9.47          0.00
                                                            2010      9.47        10.71          0.00
                                                            2011     10.71        11.59          0.00

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012).............................................. 2012      9.91        10.31          0.00
                                                            2013     10.31        11.53          0.00

MetLife Conservative Allocation Investment Division
  (Class B) (5/1/2005)..................................... 2005      9.99        10.24          0.00
                                                            2006     10.24        10.70          0.00
                                                            2007     10.70        11.04          0.00
                                                            2008     11.04         9.24          0.00
                                                            2009      9.24        10.89     29,668.04
                                                            2010     10.89        11.72     31,683.25
                                                            2011     11.72        11.83     31,442.37
                                                            2012     11.83        12.63     31,212.47
                                                            2013     12.63        12.88     30,976.54

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MetLife Conservative to Moderate Allocation Investment
  Division (Class B) (5/1/2005)........................... 2005    $ 9.99       $10.45     10,357.79
                                                           2006     10.45        11.18      9,265.11
                                                           2007     11.18        11.46      9,268.63
                                                           2008     11.46         8.78      9,265.11
                                                           2009      8.78        10.62     29,679.51
                                                           2010     10.62        11.58     31,695.39
                                                           2011     11.58        11.45     30,050.29
                                                           2012     11.45        12.47     28,451.10
                                                           2013     12.47        13.53     24,829.89

MetLife Growth Strategy Investment Division (Class B)
  (4/29/2013)............................................. 2013     11.14        12.62          0.00

MetLife Growth Strategy Investment Division (Class B)
  (formerly Met/Franklin Templeton Founding Strategy
  Investment Division (Class B)) (4/28/2008).............. 2008      9.99         6.99          0.00
                                                           2009      6.99         8.78          0.00
                                                           2010      8.78         9.45          0.00
                                                           2011      9.45         9.08          0.00
                                                           2012      9.08        10.31          0.00
                                                           2013     10.31        11.07          0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................... 2004     11.28        12.56          0.00
                                                           2005     12.56        13.76        223.42
                                                           2006     13.76        14.77        317.65
                                                           2007     14.77        15.53         47.27
                                                           2008     15.53         9.66         69.51
                                                           2009      9.66        12.92        566.32
                                                           2010     12.92        15.91        570.30
                                                           2011     15.91        15.22        337.07
                                                           2012     15.22        17.46      1,891.46
                                                           2013     17.46        22.67      1,658.65

MetLife Moderate Allocation Investment Division (Class B)
  (5/1/2005).............................................. 2005      9.99        10.68          0.00
                                                           2006     10.68        11.68          0.00
                                                           2007     11.68        11.92          0.00
                                                           2008     11.92         8.31          0.00
                                                           2009      8.31        10.29          0.00
                                                           2010     10.29        11.38          0.00
                                                           2011     11.38        10.98          0.00
                                                           2012     10.98        12.15          0.00
                                                           2013     12.15        14.02          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Moderate to Aggressive Allocation Investment
  Division (Class B) (5/1/2005)....................... 2005    $ 9.99       $10.91          0.00
                                                       2006     10.91        12.18     23,530.70
                                                       2007     12.18        12.37     24,768.93
                                                       2008     12.37         7.84          0.00
                                                       2009      7.84         9.90     56,085.00
                                                       2010      9.90        11.11     55,628.81
                                                       2011     11.11        10.45     55,116.54
                                                       2012     10.45        11.79     54,539.66
                                                       2013     11.79        14.33     52,136.76

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)............................... 2013      1.07         1.11          0.00

MetLife Stock Index Investment Division (Class B)..... 2004     30.10        32.43        163.69
                                                       2005     32.43        33.10        955.25
                                                       2006     33.10        37.28      1,267.67
                                                       2007     37.28        38.26        173.58
                                                       2008     38.26        23.47        253.02
                                                       2009     23.47        28.89      2,223.53
                                                       2010     28.89        32.35      2,495.31
                                                       2011     32.35        32.14      1,444.15
                                                       2012     32.14        36.28      3,125.96
                                                       2013     36.28        46.71      2,573.89

MFS(R) Research International Investment Division
  (Class B)........................................... 2004      9.48        10.82          0.00
                                                       2005     10.82        12.32          0.00
                                                       2006     12.32        15.25          0.00
                                                       2007     15.25        16.89          0.00
                                                       2008     16.89         9.51          0.00
                                                       2009      9.51        12.24          0.00
                                                       2010     12.24        13.33          0.00
                                                       2011     13.33        11.64          0.00
                                                       2012     11.64        13.28          0.00
                                                       2013     13.28        15.49          0.00

MFS(R) Total Return Investment Division (Class B)..... 2004     31.81        34.39          0.00
                                                       2005     34.39        34.59          0.00
                                                       2006     34.59        37.86          0.00
                                                       2007     37.86        38.54          0.00
                                                       2008     38.54        29.25          0.00
                                                       2009     29.25        33.84          0.00
                                                       2010     33.84        36.33          0.00
                                                       2011     36.33        36.29          0.00
                                                       2012     36.29        39.49          0.00
                                                       2013     39.49        45.83          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B).................. 2004    $11.58       $12.42        0.00
                                                             2005     12.42        11.95        0.00
                                                             2006     11.95        13.77        0.00
                                                             2007     13.77        12.92        0.00
                                                             2008     12.92         8.37        0.00
                                                             2009      8.37         9.87        0.00
                                                             2010      9.87        10.73        0.00
                                                             2011     10.73        10.56        0.00
                                                             2012     10.56        12.01        0.00
                                                             2013     12.01        15.90        0.00

MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B))................................................ 2004     20.95        23.50        0.00
                                                             2005     23.50        25.38        0.00
                                                             2006     25.38        27.71        0.00
                                                             2007     27.71        28.15        0.00
                                                             2008     28.15        16.76        0.00
                                                             2009     16.76        19.91        0.00
                                                             2010     19.91        22.25        0.00
                                                             2011     22.25        20.36        0.00
                                                             2012     20.36        22.99        0.00
                                                             2013     22.99        25.24        0.00

MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008).................................... 2008      9.99         6.56        0.00
                                                             2009      6.56         8.01        0.00
                                                             2010      8.01         8.69        0.00
                                                             2011      8.69         8.45        0.00
                                                             2012      8.45         9.41        0.00
                                                             2013      9.41        10.29        0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................. 2010     11.50        13.29        0.00
                                                             2011     13.29        12.09        0.00
                                                             2012     12.09        12.92        0.00
                                                             2013     12.92        17.56        0.00

Morgan Stanley Mid Cap Growth Investment Division (Class B)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class B))................................................ 2004     13.78        15.43        0.00
                                                             2005     15.43        16.09        0.00
                                                             2006     16.09        17.55        0.00
                                                             2007     17.55        18.55        0.00
                                                             2008     18.55         8.08        0.00
                                                             2009      8.08        10.55        0.00
                                                             2010     10.55        11.39        0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MSCI EAFE(R) Index Investment Division (Class B)........ 2004    $ 9.12       $10.55          0.00
                                                         2005     10.55        11.65        721.69
                                                         2006     11.65        14.29        838.39
                                                         2007     14.29        15.44        249.80
                                                         2008     15.44         8.72        364.67
                                                         2009      8.72        10.95      1,488.00
                                                         2010     10.95        11.55      1,739.99
                                                         2011     11.55         9.86      1,234.26
                                                         2012      9.86        11.38      5,469.63
                                                         2013     11.38        13.52      5,220.91

Neuberger Berman Genesis Investment Division (Class B).. 2004     15.59        17.44          0.00
                                                         2005     17.44        17.72          0.00
                                                         2006     17.72        20.18         74.10
                                                         2007     20.18        19.00         74.17
                                                         2008     19.00        11.41         73.88
                                                         2009     11.41        12.59         73.76
                                                         2010     12.59        14.94         74.39
                                                         2011     14.94        15.41          0.00
                                                         2012     15.41        16.53          0.00
                                                         2013     16.53        22.34          0.00

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B)).. 2004     12.29        13.19          0.00
                                                         2005     13.19        13.94          0.00
                                                         2006     13.94        15.63          0.00
                                                         2007     15.63        14.87          0.00
                                                         2008     14.87         8.97          0.00
                                                         2009      8.97        11.99          0.00
                                                         2010     11.99        14.41          0.00
                                                         2011     14.41        13.34          0.00
                                                         2012     13.34        13.74          0.00
                                                         2013     13.74        14.85          0.00

Oppenheimer Global Equity Investment Division (Class B). 2004     11.99        13.76          0.00
                                                         2005     13.76        15.60          0.00
                                                         2006     15.60        17.75          0.00
                                                         2007     17.75        18.44          0.00
                                                         2008     18.44        10.72          0.00
                                                         2009     10.72        14.65          0.00
                                                         2010     14.65        16.60          0.00
                                                         2011     16.60        14.87          0.00
                                                         2012     14.87        17.62          0.00
                                                         2013     17.62        21.90          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................... 2008    $ 9.99       $ 6.53          0.00
                                                            2009      6.53         8.46          0.00
                                                            2010      8.46         8.91          0.00
                                                            2011      8.91         8.11          0.00
                                                            2012      8.11         9.69          0.00
                                                            2013      9.69        10.28          0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)..................................... 2006     10.71        10.76          0.00
                                                            2007     10.76        11.65          0.00
                                                            2008     11.65        10.61          0.00
                                                            2009     10.61        12.24          0.00
                                                            2010     12.24        12.90      1,901.84
                                                            2011     12.90        14.02      1,642.70
                                                            2012     14.02        14.96        414.03
                                                            2013     14.96        13.27      1,197.63

PIMCO Total Return Investment Division (Class B)........... 2004     11.35        11.69          0.00
                                                            2005     11.69        11.69          0.00
                                                            2006     11.69        11.95          0.00
                                                            2007     11.95        12.57          0.00
                                                            2008     12.57        12.34          0.00
                                                            2009     12.34        14.24         37.84
                                                            2010     14.24        15.06        525.12
                                                            2011     15.06        15.19        524.61
                                                            2012     15.19        16.23        524.61
                                                            2013     16.23        15.56        524.61

Pyramis(R) Government Income Investment Division (Class B)
  (4/30/2012).............................................. 2012     10.68        10.78          0.00
                                                            2013     10.78        10.06          0.00

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.68          0.00

Russell 2000(R) Index Investment Division (Class B)........ 2004     12.85        14.63          0.00
                                                            2005     14.63        14.92        138.96
                                                            2006     14.92        17.16        136.11
                                                            2007     17.16        16.49          0.00
                                                            2008     16.49        10.69          0.00
                                                            2009     10.69        13.14          0.00
                                                            2010     13.14        16.26          2.20
                                                            2011     16.26        15.22          0.00
                                                            2012     15.22        17.26        945.92
                                                            2013     17.26        23.33        824.82

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06          0.00
                                                            2013      1.06         1.14          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
SSgA Growth ETF Investment Division (Class B)
  (5/1/2006)................................................. 2006    $10.65       $11.29          0.00
                                                              2007     11.29        11.66          0.00
                                                              2008     11.66         7.64          0.00
                                                              2009      7.64         9.64          0.00
                                                              2010      9.64        10.76          0.00
                                                              2011     10.76        10.30          0.00
                                                              2012     10.30        11.58          0.00
                                                              2013     11.58        13.37          0.00

SSgA Growth and Income ETF Investment Division (Class B)
  (5/1/2006)................................................. 2006     10.46        11.04          0.00
                                                              2007     11.04        11.37          0.00
                                                              2008     11.37         8.33          0.00
                                                              2009      8.33        10.18          0.00
                                                              2010     10.18        11.17          0.00
                                                              2011     11.17        11.04          0.00
                                                              2012     11.04        12.17          0.00
                                                              2013     12.17        13.44          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class B).................................................. 2004     10.65        11.48          0.00
                                                              2005     11.48        11.94          0.00
                                                              2006     11.94        13.17          0.00
                                                              2007     13.17        14.06          0.00
                                                              2008     14.06         7.97          0.00
                                                              2009      7.97        11.15          0.00
                                                              2010     11.15        12.73          0.00
                                                              2011     12.73        12.28          0.00
                                                              2012     12.28        14.24          0.00
                                                              2013     14.24        19.33        890.45

T. Rowe Price Large Cap Growth Investment Division (Class B)
  (formerly RCM Technology Investment Division
  (Class B))................................................. 2004      4.05         4.19          0.00
                                                              2005      4.19         4.55          0.00
                                                              2006      4.55         4.69          0.00
                                                              2007      4.69         6.03          0.00
                                                              2008      6.03         3.27          0.00
                                                              2009      3.27         5.09          0.00
                                                              2010      5.09         6.36      3,805.04
                                                              2011      6.36         5.60      3,927.45
                                                              2012      5.60         6.14      1,017.82
                                                              2013      6.14         6.40          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2004    $ 6.10       $ 6.88          0.00
                                                       2005      6.88         7.71          0.00
                                                       2006      7.71         8.01          0.00
                                                       2007      8.01         9.21        265.21
                                                       2008      9.21         5.42        344.24
                                                       2009      5.42         7.71        410.15
                                                       2010      7.71         9.63      2,885.21
                                                       2011      9.63         9.26      2,865.34
                                                       2012      9.26        10.29        944.02
                                                       2013     10.29        13.75      1,525.09

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2004     11.64        12.34          0.00
                                                       2005     12.34        13.36          0.00
                                                       2006     13.36        13.54          0.00
                                                       2007     13.54        14.50          0.00
                                                       2008     14.50         9.03          0.00
                                                       2009      9.03        12.24          0.00
                                                       2010     12.24        16.11      1,506.80
                                                       2011     16.11        15.98      1,481.37
                                                       2012     15.98        18.11        347.31
                                                       2013     18.11        25.54        675.65

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2004     17.20        18.14          0.00
                                                       2005     18.14        18.19          0.00
                                                       2006     18.19        18.64         80.44
                                                       2007     18.64        18.90         80.52
                                                       2008     18.90        15.67         80.20
                                                       2009     15.67        20.20         80.11
                                                       2010     20.20        22.21         82.21
                                                       2011     22.21        22.99          0.00
                                                       2012     22.99        25.01          0.00
                                                       2013     25.01        24.66          0.00

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2004     14.22        14.48          0.00
                                                       2005     14.48        14.35          0.00
                                                       2006     14.35        14.58          0.00
                                                       2007     14.58        14.83          0.00
                                                       2008     14.83        14.42          0.00
                                                       2009     14.42        14.68        327.92
                                                       2010     14.68        15.14        353.52
                                                       2011     15.14        15.58        339.24
                                                       2012     15.58        15.70        357.23
                                                       2013     15.70        15.21        417.87

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
At 2.50 Separate Account Charge:

American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006   $ 13.42      $ 13.99         0.00
                                                       2007     13.99        14.09         0.00
                                                       2008     14.09        12.46         0.00
                                                       2009     12.46        13.68         0.00
                                                       2010     13.68        14.21         0.00
                                                       2011     14.21        14.70         0.00
                                                       2012     14.70        15.11         0.00
                                                       2013     15.11        14.42         0.00

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2004     15.38        18.13         0.00
                                                       2005     18.13        22.17         0.00
                                                       2006     22.17        26.82       114.70
                                                       2007     26.82        31.76       190.14
                                                       2008     31.76        14.39       236.85
                                                       2009     14.39        22.65       319.95
                                                       2010     22.65        27.04       280.31
                                                       2011     27.04        21.32       191.39
                                                       2012     21.32        24.58       187.44
                                                       2013     24.58        30.75       168.48

American Funds Growth Investment Division (Class 2)... 2004     92.71       101.71         0.00
                                                       2005    101.71       115.27         0.00
                                                       2006    115.27       123.92        36.11
                                                       2007    123.92       135.77        53.87
                                                       2008    135.77        74.18        60.33
                                                       2009     74.18       100.86        57.15
                                                       2010    100.86       116.75        56.11
                                                       2011    116.75       109.00        19.36
                                                       2012    109.00       125.32        18.26
                                                       2013    125.32       159.02        16.34

American Funds Growth-Income Investment Division
  (Class 2)........................................... 2004     72.15        77.66         0.00
                                                       2005     77.66        80.17         0.00
                                                       2006     80.17        90.08        66.47
                                                       2007     90.08        92.28        92.69
                                                       2008     92.28        55.93        98.58
                                                       2009     55.93        71.59       123.67
                                                       2010     71.59        77.80       166.80
                                                       2011     77.80        74.49       140.96
                                                       2012     74.49        85.35        26.60
                                                       2013     85.35       111.13        23.33

--------

   The assets of the FI Value Leaders Investment Division of the Metropolitan Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.
   The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.
   The assets of the Met/Franklin Mutual Shares Investment Division of the Met Investors Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division. The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.
   The assets of the MLA Mid Cap Investment Division of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.
   The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.
   The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.
   The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.

   The assets of the Oppenheimer Capital Appreciation Investment Division of the Met Investors Fund were merged into the Jennison Growth Investment Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.
   The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to
   April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division. of the Metropolitan Fund.
   The assets of Legg Mason Value Equity Investment Division of the Met Investors Fund were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.
   The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.
   The assets of FI Mid Cap Opportunities Investment Division of the Metropolitan Fund were merged into the Morgan Stanley Mid Cap Growth Investment Division of the Met Investors Fund on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.
   The assets of FI Large Cap Investment Division of the Metropolitan Funds were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Metropolitan Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.

   The assets of BlackRock Large Cap Investment Division (formerly BlackRock Investment Trust Investment Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.
   The assets of the MFS(R) Investors Trust Division of the Metropolitan Fund were merged into the Legg Mason Value Equity Investment Division of the Met Investors Fund prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.
   The assets in Met/Putnam Voyager Investment Division of the Metropolitan Fund were merged into Jennison Growth Investment Division of the Metropolitan Fund prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.
* We are waiving a portion of the Separate Account charge for the Investment Division investing in the BlackRock Large Cap Core Portfolio.
+ The Accumulation Unit Values for this American Funds(R) Investment Division are calculated with an additional .15% Separate Account charge which was in effect prior to May 1, 2004.
   Please see the Table of Expenses for more information.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Investment Divisions listed in Note 2.A as of December 31, 2013, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions constituting the Separate Account of the Company as of December 31, 2013, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2014

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2013


                                                                     AMERICAN FUNDS
                                              AMERICAN FUNDS          GLOBAL SMALL          AMERICAN FUNDS         AMERICAN FUNDS
                                                   BOND              CAPITALIZATION             GROWTH              GROWTH-INCOME
                                            INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                           --------------------   --------------------   --------------------   --------------------
ASSETS:
   Investments at fair value.............  $        113,016,462   $        588,501,428   $      1,121,813,472   $       866,506,956
   Due from Metropolitan Life
     Insurance Company...................                    --                     --                     --                    --
                                           --------------------   --------------------   --------------------   --------------------
        Total Assets.....................           113,016,462            588,501,428          1,121,813,472           866,506,956
                                           --------------------   --------------------   --------------------   --------------------
LIABILITIES:
   Accrued fees..........................                    19                     12                     14                    13
   Due to Metropolitan Life
     Insurance Company...................                     4                      1                      3                   123
                                           --------------------   --------------------   --------------------   --------------------
        Total Liabilities................                    23                     13                     17                   136
                                           --------------------   --------------------   --------------------   --------------------

NET ASSETS...............................  $        113,016,439   $        588,501,415   $      1,121,813,455   $       866,506,820
                                           ====================   ====================   ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $        112,829,132   $        588,086,736   $      1,121,108,971   $       865,915,519
   Net assets from contracts in payout...               187,307                414,679                704,484               591,301
                                           --------------------   --------------------   --------------------   --------------------
        Total Net Assets.................  $        113,016,439   $        588,501,415   $      1,121,813,455   $       866,506,820
                                           ====================   ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013




                                             CALVERT VP SRI        CALVERT VP SRI         FIDELITY VIP          FIDELITY VIP
                                                BALANCED           MID CAP GROWTH         EQUITY-INCOME       FUNDSMANAGER 50%
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         56,643,460  $         14,202,309  $         95,223,010  $        120,060,165
   Due from Metropolitan Life
     Insurance Company..................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            56,643,461            14,202,309            95,223,010           120,060,165
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     3                    --                     1                    --
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     3                    --                     2                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         56,643,458  $         14,202,309  $         95,223,008  $        120,060,165
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         56,643,458  $         14,202,309  $         93,869,052  $        120,060,165
   Net assets from contracts in payout..                    --                    --             1,353,956                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         56,643,458  $         14,202,309  $         95,223,008  $        120,060,165
                                          ====================  ====================  ====================  ====================



                                                                                          FIDELITY VIP
                                              FIDELITY VIP                              INVESTMENT GRADE        FIDELITY VIP
                                            FUNDSMANAGER 60%     FIDELITY VIP GROWTH          BOND              MONEY MARKET
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        291,255,733  $         95,812,869  $         16,664,039  $         10,057,109
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           291,255,733            95,812,869            16,664,039            10,057,109
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    --                    --                    --
   Due to Metropolitan Life
     Insurance Company..................                    --                     1                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                     1                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        291,255,733  $         95,812,868  $         16,664,039  $         10,057,109
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        291,255,733  $         95,812,868  $         16,664,039  $         10,057,109
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        291,255,733  $         95,812,868  $         16,664,039  $         10,057,109
                                          ====================  ====================  ====================  ====================


                                                  MIST
                                            ALLIANCEBERNSTEIN       MIST AMERICAN
                                             GLOBAL DYNAMIC        FUNDS BALANCED
                                               ALLOCATION            ALLOCATION
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $      1,557,670,403  $        799,895,158
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................         1,557,670,403           799,895,158
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     3                     5
   Due to Metropolitan Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                     3                     6
                                          --------------------  --------------------

NET ASSETS..............................  $      1,557,670,400  $        799,895,152
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      1,557,670,400  $        799,865,410
   Net assets from contracts in payout..                    --                29,742
                                          --------------------  --------------------
        Total Net Assets................  $      1,557,670,400  $        799,895,152
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                              MIST AMERICAN                               MIST AMERICAN
                                              FUNDS GROWTH          MIST AMERICAN        FUNDS MODERATE        MIST AQR GLOBAL
                                               ALLOCATION           FUNDS GROWTH           ALLOCATION           RISK BALANCED
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        417,519,491  $        369,736,905  $        971,848,251  $      1,689,296,734
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           417,519,491           369,736,905           971,848,251         1,689,296,734
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     4                     2                     1
   Due to Metropolitan Life
     Insurance Company..................                     1                     2                     2                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     6                     6                     4                     2
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        417,519,485  $        369,736,899  $        971,848,247  $      1,689,296,732
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        417,505,735  $        369,709,489  $        971,456,717  $      1,689,296,732
   Net assets from contracts in payout..                13,750                27,410               391,530                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        417,519,485  $        369,736,899  $        971,848,247  $      1,689,296,732
                                          ====================  ====================  ====================  ====================

                                             MIST BLACKROCK
                                             GLOBAL TACTICAL       MIST BLACKROCK
                                               STRATEGIES          LARGE CAP CORE          VARIABLE B            VARIABLE C
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      1,991,834,925  $        739,787,039  $         13,976,723  $          1,246,820
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         1,991,834,925           739,787,039            13,976,724             1,246,820
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                    19                    --                    --
   Due to Metropolitan Life
     Insurance Company..................                     2                     7                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     3                    26                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      1,991,834,922  $        739,787,013  $         13,976,724  $          1,246,820
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      1,991,834,922  $        733,998,515  $         13,675,902  $          1,246,820
   Net assets from contracts in payout..                    --             5,788,498               300,822                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      1,991,834,922  $        739,787,013  $         13,976,724  $          1,246,820
                                          ====================  ====================  ====================  ====================


                                           MIST CLARION GLOBAL    MIST CLEARBRIDGE
                                               REAL ESTATE      AGGRESSIVE GROWTH II
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        253,186,010  $        423,765,642
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           253,186,010           423,765,642
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                     9
   Due to Metropolitan Life
     Insurance Company..................                    --                     2
                                          --------------------  --------------------
        Total Liabilities...............                    10                    11
                                          --------------------  --------------------

NET ASSETS..............................  $        253,186,000  $        423,765,631
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        253,056,627  $        423,655,877
   Net assets from contracts in payout..               129,373               109,754
                                          --------------------  --------------------
        Total Net Assets................  $        253,186,000  $        423,765,631
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                     MIST HARRIS          MIST INVESCO
                                            MIST CLEARBRIDGE           OAKMARK            BALANCED-RISK         MIST INVESCO
                                            AGGRESSIVE GROWTH       INTERNATIONAL          ALLOCATION           MID CAP VALUE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        170,478,459  $        597,907,536  $        433,699,156  $        517,780,851
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    21
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           170,478,459           597,907,536           433,699,156           517,780,872
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     8                    10                     3                    11
   Due to Metropolitan Life
     Insurance Company..................                     2                    14                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    10                    24                     4                    11
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        170,478,449  $        597,907,512  $        433,699,152  $        517,780,861
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        170,393,840  $        597,394,970  $        433,699,152  $        517,246,309
   Net assets from contracts in payout..                84,609               512,542                    --               534,552
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        170,478,449  $        597,907,512  $        433,699,152  $        517,780,861
                                          ====================  ====================  ====================  ====================

                                                                                          MIST JPMORGAN
                                              MIST INVESCO          MIST JPMORGAN         GLOBAL ACTIVE         MIST JPMORGAN
                                            SMALL CAP GROWTH          CORE BOND            ALLOCATION          SMALL CAP VALUE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         52,424,256  $         88,832,329  $        553,137,852  $         19,791,911
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            52,424,256            88,832,329           553,137,852            19,791,911
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    20                     5                     3                     7
   Due to Metropolitan Life
     Insurance Company..................                     2                     1                     1                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    22                     6                     4                     8
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         52,424,234  $         88,832,323  $        553,137,848  $         19,791,903
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         52,399,113  $         88,830,402  $        553,137,848  $         19,790,634
   Net assets from contracts in payout..                25,121                 1,921                    --                 1,269
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         52,424,234  $         88,832,323  $        553,137,848  $         19,791,903
                                          ====================  ====================  ====================  ====================


                                           MIST LOOMIS SAYLES     MIST LORD ABBETT
                                             GLOBAL MARKETS        BOND DEBENTURE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        128,415,708  $       339,376,634
   Due from Metropolitan Life
     Insurance Company..................                    --                   --
                                          --------------------  --------------------
        Total Assets....................           128,415,708          339,376,634
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     7                   15
   Due to Metropolitan Life
     Insurance Company..................                     2                    4
                                          --------------------  --------------------
        Total Liabilities...............                     9                   19
                                          --------------------  --------------------

NET ASSETS..............................  $        128,415,699  $       339,376,615
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        128,402,847  $       339,114,690
   Net assets from contracts in payout..                12,852              261,925
                                          --------------------  --------------------
        Total Net Assets................  $        128,415,699  $       339,376,615
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                  MIST MET/FRANKLIN
                                             MIST MET/EATON         LOW DURATION       MIST MET/TEMPLETON       MIST METLIFE
                                           VANCE FLOATING RATE      TOTAL RETURN       INTERNATIONAL BOND    AGGRESSIVE STRATEGY
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         17,414,858  $         76,708,375  $          8,897,039  $        228,507,713
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            17,414,858            76,708,375             8,897,039           228,507,713
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     3                     8                     2                     6
   Due to Metropolitan Life
     Insurance Company..................                    --                     3                    --                    10
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     3                    11                     2                    16
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         17,414,855  $         76,708,364  $          8,897,037  $        228,507,697
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         17,414,855  $         76,708,364  $          8,897,037  $        221,049,618
   Net assets from contracts in payout..                    --                    --                    --             7,458,079
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         17,414,855  $         76,708,364  $          8,897,037  $        228,507,697
                                          ====================  ====================  ====================  ====================


                                                                                          MIST METLIFE
                                              MIST METLIFE          MIST METLIFE           MULTI-INDEX        MIST MFS EMERGING
                                              BALANCED PLUS        GROWTH STRATEGY        TARGETED RISK        MARKETS EQUITY
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      2,758,152,664  $         86,580,395  $        261,549,608  $         53,202,062
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         2,758,152,664            86,580,395           261,549,608            53,202,062
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     5                     4                     3
   Due to Metropolitan Life
     Insurance Company..................                     1                     1                     1                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     2                     6                     5                     4
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      2,758,152,662  $         86,580,389  $        261,549,603  $         53,202,058
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,758,152,662  $         86,426,786  $        261,549,603  $         53,202,058
   Net assets from contracts in payout..                    --               153,603                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      2,758,152,662  $         86,580,389  $        261,549,603  $         53,202,058
                                          ====================  ====================  ====================  ====================



                                            MIST MFS RESEARCH    MIST MORGAN STANLEY
                                              INTERNATIONAL        MID CAP GROWTH
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        252,471,428  $        399,201,523
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           252,471,428           399,201,523
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    16                    15
   Due to Metropolitan Life
     Insurance Company..................                    14                     7
                                          --------------------  --------------------
        Total Liabilities...............                    30                    22
                                          --------------------  --------------------

NET ASSETS..............................  $        252,471,398  $        399,201,501
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        251,933,968  $        398,928,889
   Net assets from contracts in payout..               537,430               272,612
                                          --------------------  --------------------
        Total Net Assets................  $        252,471,398  $        399,201,501
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                    MIST PIMCO
                                           MIST OPPENHEIMER     INFLATION PROTECTED      MIST PIMCO           MIST PIONEER
                                             GLOBAL EQUITY             BOND             TOTAL RETURN        STRATEGIC INCOME
                                          INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       284,310,750  $        559,896,337  $     1,166,300,328  $         69,401,880
   Due from Metropolitan Life
     Insurance Company..................                   --                    --                    2                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          284,310,750           559,896,337        1,166,300,330            69,401,880
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   13                     9                   10                     3
   Due to Metropolitan Life
     Insurance Company..................                   10                     2                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                   23                    11                   10                     3
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       284,310,727  $        559,896,326  $     1,166,300,320  $         69,401,877
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       284,155,795  $        559,681,838  $     1,165,828,462  $         69,401,877
   Net assets from contracts in payout..              154,932               214,488              471,858                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       284,310,727  $        559,896,326  $     1,166,300,320  $         69,401,877
                                          ===================  ====================  ===================  ====================


                                              MIST PYRAMIS          MIST PYRAMIS         MIST SCHRODERS       MIST SSGA GROWTH
                                            GOVERNMENT INCOME       MANAGED RISK       GLOBAL MULTI-ASSET      AND INCOME ETF
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        541,918,860  $        57,316,482   $        357,921,887  $       979,735,905
   Due from Metropolitan Life
     Insurance Company..................                    --                   --                     --                   --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................           541,918,860           57,316,482            357,921,887          979,735,905
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     4                    4                      3                    4
   Due to Metropolitan Life
     Insurance Company..................                     1                    1                      1                    3
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                     5                    5                      4                    7
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        541,918,855  $        57,316,477   $        357,921,883  $       979,735,898
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        541,918,855  $        57,316,477   $        357,921,883  $       979,370,871
   Net assets from contracts in payout..                    --                   --                     --              365,027
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $        541,918,855  $        57,316,477   $        357,921,883  $       979,735,898
                                          ====================  ====================  ====================  ====================


                                               MIST SSGA        MIST T. ROWE PRICE
                                              GROWTH ETF          MID CAP GROWTH
                                          INVESTMENT DIVISION   INVESTMENT DIVISION
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       150,739,397  $        393,848,248
   Due from Metropolitan Life
     Insurance Company..................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          150,739,397           393,848,248
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   11                     6
   Due to Metropolitan Life
     Insurance Company..................                    3                     3
                                          -------------------  --------------------
       Total Liabilities................                   14                     9
                                          -------------------  --------------------

NET ASSETS..............................  $       150,739,383  $        393,848,239
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       150,727,962  $        393,495,178
   Net assets from contracts in payout..               11,421               353,061
                                          -------------------  --------------------
       Total Net Assets.................  $       150,739,383  $        393,848,239
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                            MIST THIRD AVENUE    MSF BAILLIE GIFFORD      MSF BARCLAYS          MSF BLACKROCK
                                             SMALL CAP VALUE     INTERNATIONAL STOCK  AGGREGATE BOND INDEX       BOND INCOME
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         16,848,473  $        162,561,078  $      1,173,488,798  $        478,446,497
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            16,848,473           162,561,078         1,173,488,798           478,446,497
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                    18                    11                    11
   Due to Metropolitan Life
     Insurance Company..................                     1                     5                     4                     4
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     6                    23                    15                    15
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         16,848,467  $        162,561,055  $      1,173,488,783  $        478,446,482
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         16,848,467  $        162,168,580  $      1,171,116,554  $        475,651,181
   Net assets from contracts in payout..                    --               392,475             2,372,229             2,795,301
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         16,848,467  $        162,561,055  $      1,173,488,783  $        478,446,482
                                          ====================  ====================  ====================  ====================

                                              MSF BLACKROCK        MSF BLACKROCK         MSF BLACKROCK         MSF BLACKROCK
                                          CAPITAL APPRECIATION      DIVERSIFIED         LARGE CAP VALUE        MONEY MARKET
                                           INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        189,056,529  $       680,740,995  $       270,163,041   $         83,385,119
   Due from Metropolitan Life
     Insurance Company..................                    --                   --                    1                      4
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................           189,056,529          680,740,995          270,163,042             83,385,123
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     9                   10                   10                     10
   Due to Metropolitan Life
     Insurance Company..................                    --                    6                   --                     --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                     9                   16                   10                     10
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        189,056,520  $       680,740,979  $       270,163,032   $         83,385,113
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        188,060,169  $       674,373,016  $       270,102,641   $         82,791,094
   Net assets from contracts in payout..               996,351            6,367,963               60,391                594,019
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        189,056,520  $       680,740,979  $       270,163,032   $         83,385,113
                                          ====================  ===================  ====================  ====================

                                            MSF DAVIS VENTURE       MSF FRONTIER
                                                  VALUE            MID CAP GROWTH
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        659,765,499  $        515,676,533
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           659,765,499           515,676,533
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    14                    13
   Due to Metropolitan Life
     Insurance Company..................                     6                     7
                                          --------------------  --------------------
        Total Liabilities...............                    20                    20
                                          --------------------  --------------------

NET ASSETS..............................  $        659,765,479  $        515,676,513
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        657,240,995  $        515,170,118
   Net assets from contracts in payout..             2,524,484               506,395
                                          --------------------  --------------------
        Total Net Assets................  $        659,765,479  $        515,676,513
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                              MSF JENNISON        MSF LOOMIS SAYLES     MSF LOOMIS SAYLES      MSF MET/ARTISAN
                                                 GROWTH            SMALL CAP CORE       SMALL CAP GROWTH        MID CAP VALUE
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        177,299,374  $        203,229,747  $         64,392,869  $        268,786,626
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           177,299,374           203,229,747            64,392,869           268,786,626
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    14                    16                    16                    14
   Due to Metropolitan Life
     Insurance Company..................                    12                     2                     5                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    26                    18                    21                    19
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        177,299,348  $        203,229,729  $         64,392,848  $        268,786,607
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        176,946,086  $        202,046,649  $         64,331,318  $        267,816,698
   Net assets from contracts in payout..               353,262             1,183,080                61,530               969,909
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        177,299,348  $        203,229,729  $         64,392,848  $        268,786,607
                                          ====================  ====================  ====================  ====================

                                           MSF MET/DIMENSIONAL       MSF METLIFE           MSF METLIFE
                                           INTERNATIONAL SMALL      CONSERVATIVE         CONSERVATIVE TO         MSF METLIFE
                                                 COMPANY             ALLOCATION        MODERATE ALLOCATION   MID CAP STOCK INDEX
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          5,887,259  $        550,180,382  $      1,476,093,809  $        532,114,739
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                     6
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             5,887,259           550,180,382         1,476,093,809           532,114,745
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     4                     4                     2                    10
   Due to Metropolitan Life
     Insurance Company..................                     1                     4                     2                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     5                     8                     4                    10
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          5,887,254  $        550,180,374  $      1,476,093,805  $        532,114,735
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,887,254  $        550,156,753  $      1,475,729,970  $        531,377,297
   Net assets from contracts in payout..                    --                23,621               363,835               737,438
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          5,887,254  $        550,180,374  $      1,476,093,805  $        532,114,735
                                          ====================  ====================  ====================  ====================

                                                                     MSF METLIFE
                                               MSF METLIFE           MODERATE TO
                                           MODERATE ALLOCATION  AGGRESSIVE ALLOCATION
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $      4,454,029,368   $     1,955,179,910
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  ---------------------
        Total Assets....................         4,454,029,368         1,955,179,910
                                          --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     5                     3
   Due to Metropolitan Life
     Insurance Company..................                     4                     2
                                          --------------------  ---------------------
        Total Liabilities...............                     9                     5
                                          --------------------  ---------------------

NET ASSETS..............................  $      4,454,029,359   $     1,955,179,905
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      4,452,987,474   $     1,951,300,360
   Net assets from contracts in payout..             1,041,885             3,879,545
                                          --------------------  ---------------------
        Total Net Assets................  $      4,454,029,359   $     1,955,179,905
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                               MSF METLIFE          MSF MFS TOTAL                                 MSF MSCI
                                               STOCK INDEX             RETURN             MSF MFS VALUE          EAFE INDEX
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      3,062,136,495  $        155,581,016  $        519,644,748  $        534,853,089
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         3,062,136,495           155,581,016           519,644,748           534,853,089
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    11                     9                    13                    11
   Due to Metropolitan Life
     Insurance Company..................                    32                     3                     8                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    43                    12                    21                    16
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      3,062,136,452  $        155,581,004  $        519,644,727  $        534,853,073
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,033,664,548  $        153,235,218  $        514,168,369  $        534,467,539
   Net assets from contracts in payout..            28,471,904             2,345,786             5,476,358               385,534
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      3,062,136,452  $        155,581,004  $        519,644,727  $        534,853,073
                                          ====================  ====================  ====================  ====================


                                              MSF NEUBERGER       MSF RUSSELL 2000      MSF T. ROWE PRICE     MSF T. ROWE PRICE
                                             BERMAN GENESIS             INDEX           LARGE CAP GROWTH      SMALL CAP GROWTH
                                           INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        368,249,860  $        347,868,985  $        427,299,450  $        395,500,818
   Due from Metropolitan Life
     Insurance Company..................                    --                    24                     5                     3
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           368,249,860           347,869,009           427,299,455           395,500,821
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    17                    14                    11                    12
   Due to Metropolitan Life
     Insurance Company..................                    15                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    32                    14                    11                    12
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        368,249,828  $        347,868,995  $        427,299,444  $        395,500,809
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        367,643,384  $        347,468,516  $        419,280,502  $        395,093,951
   Net assets from contracts in payout..               606,444               400,479             8,018,942               406,858
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        368,249,828  $        347,868,995  $        427,299,444  $        395,500,809
                                          ====================  ====================  ====================  ====================

                                                                  MSF WESTERN ASSET
                                           MSF VAN ECK GLOBAL   MANAGEMENT STRATEGIC
                                            NATURAL RESOURCES    BOND OPPORTUNITIES
                                           INVESTMENT DIVISION   INVESTMENT DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         41,407,918  $       230,763,509
   Due from Metropolitan Life
     Insurance Company..................                    --                   --
                                          --------------------  --------------------
        Total Assets....................            41,407,918          230,763,509
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     4                   12
   Due to Metropolitan Life
     Insurance Company..................                     2                    3
                                          --------------------  --------------------
        Total Liabilities...............                     6                   15
                                          --------------------  --------------------

NET ASSETS..............................  $         41,407,912  $       230,763,494
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         41,407,912  $       229,850,350
   Net assets from contracts in payout..                    --              913,144
                                          --------------------  --------------------
        Total Net Assets................  $         41,407,912  $       230,763,494
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2013


                                                                                                                  MSF WESTERN ASSET
                                                                                                                     MANAGEMENT
                                                                                                                   U.S. GOVERNMENT
                                                                                                                 INVESTMENT DIVISION
                                                                                                                --------------------
ASSETS:
   Investments at fair value.................................................................................   $        212,578,790
   Due from Metropolitan Life
     Insurance Company.......................................................................................                     --
                                                                                                                --------------------
        Total Assets.........................................................................................            212,578,790
                                                                                                                --------------------
LIABILITIES:
   Accrued fees..............................................................................................                     16
   Due to Metropolitan Life
     Insurance Company.......................................................................................                      4
                                                                                                                --------------------
        Total Liabilities....................................................................................                     20
                                                                                                                --------------------

NET ASSETS...................................................................................................   $        212,578,770
                                                                                                                ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units........................................................................   $        212,301,215
   Net assets from contracts in payout.......................................................................                277,555
                                                                                                                --------------------
        Total Net Assets.....................................................................................   $        212,578,770
                                                                                                                ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                        AMERICAN FUNDS
                                                  AMERICAN FUNDS         GLOBAL SMALL          AMERICAN FUNDS
                                                       BOND             CAPITALIZATION             GROWTH
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          2,095,935  $           4,792,137  $          9,668,642
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................             1,506,872              6,689,075            12,531,615
      Administrative charges.................               292,846              1,321,880             2,485,638
                                               --------------------  ---------------------  --------------------
         Total expenses......................             1,799,718              8,010,955            15,017,253
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......               296,217            (3,218,818)           (5,348,611)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............             1,379,190                     --                    --
      Realized gains (losses) on sale of
         investments.........................             (279,635)              6,256,474            34,797,602
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......             1,099,555              6,256,474            34,797,602
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (5,900,521)            126,072,179           231,523,086
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................           (4,800,966)            132,328,653           266,320,688
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (4,504,749)  $         129,109,835  $        260,972,077
                                               ====================  =====================  ====================


                                                   AMERICAN FUNDS        CALVERT VP SRI        CALVERT VP SRI
                                                    GROWTH-INCOME           BALANCED           MID CAP GROWTH
                                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          10,657,623  $            563,608  $                 --
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................              9,573,071               508,379               100,803
      Administrative charges.................              1,892,674               112,905                27,057
                                               ---------------------  --------------------  --------------------
         Total expenses......................             11,465,745               621,284               127,860
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......              (808,122)              (57,676)             (127,860)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                     --             4,754,392             1,529,805
      Realized gains (losses) on sale of
         investments.........................             22,015,003               621,808               607,111
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......             22,015,003             5,376,200             2,136,916
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            197,272,916             3,010,244             1,369,092
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            219,287,919             8,386,444             3,506,008
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         218,479,797  $          8,328,768  $          3,378,148
                                               =====================  ====================  ====================


                                                   FIDELITY VIP          FIDELITY VIP           FIDELITY VIP
                                                   EQUITY-INCOME       FUNDSMANAGER 50%       FUNDSMANAGER 60%
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          2,236,791  $           1,127,222  $          3,180,014
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................               710,601              1,408,113             5,364,834
      Administrative charges.................               216,918                     --                    --
                                               --------------------  ---------------------  --------------------
         Total expenses......................               927,519              1,408,113             5,364,834
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......             1,309,272              (280,891)           (2,184,820)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............             5,929,140                637,126            10,167,104
      Realized gains (losses) on sale of
         investments.........................               420,099                 40,316             2,213,661
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......             6,349,239                677,442            12,380,765
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            13,593,477              8,280,722            31,377,318
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            19,942,716              8,958,164            43,758,083
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         21,251,988  $           8,677,273  $         41,573,263
                                               ====================  =====================  ====================



                                                 FIDELITY VIP GROWTH
                                                 INVESTMENT DIVISION
                                               ---------------------
INVESTMENT INCOME:
      Dividends..............................  $             246,038
                                               ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                636,108
      Administrative charges.................                170,961
                                               ---------------------
         Total expenses......................                807,069
                                               ---------------------
           Net investment income (loss)......              (561,031)
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                 58,580
      Realized gains (losses) on sale of
         investments.........................              1,749,515
                                               ---------------------
           Net realized gains (losses).......              1,808,095
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................             24,557,252
                                               ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             26,365,347
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          25,804,316
                                               =====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                                   MIST
                                                   FIDELITY VIP                              ALLIANCEBERNSTEIN
                                                 INVESTMENT GRADE        FIDELITY VIP         GLOBAL DYNAMIC
                                                       BOND              MONEY MARKET           ALLOCATION
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            408,583  $              2,810  $         17,436,085
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................               146,259               116,605            13,867,812
      Administrative charges.................                39,299                15,816             3,498,707
                                               --------------------  --------------------  --------------------
         Total expenses......................               185,558               132,421            17,366,519
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               223,025             (129,611)                69,566
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               209,564                    --            28,979,976
      Realized gains (losses) on sale of
         investments.........................                 9,184                    --               578,582
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               218,748                    --            29,558,558
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           (1,008,199)                    --            99,050,193
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             (789,451)                    --           128,608,751
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          (566,426)  $          (129,611)  $        128,678,317
                                               ====================  ====================  ====================


                                                   MIST AMERICAN         MIST AMERICAN
                                                  FUNDS BALANCED         FUNDS GROWTH          MIST AMERICAN
                                                    ALLOCATION            ALLOCATION           FUNDS GROWTH
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          9,949,080  $          3,712,742  $          1,482,103
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................             7,448,147             3,851,861             3,442,229
      Administrative charges.................             1,835,046               925,045               844,836
                                               --------------------  --------------------  --------------------
         Total expenses......................             9,283,193             4,776,906             4,287,065
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               665,887           (1,064,164)           (2,804,962)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............            44,738,212            20,486,382            16,480,984
      Realized gains (losses) on sale of
         investments.........................             6,808,563             6,464,405             8,589,908
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            51,546,775            26,950,787            25,070,892
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            64,077,722            52,896,385            61,692,648
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................           115,624,497            79,847,172            86,763,540
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        116,290,384  $         78,783,008  $         83,958,578
                                               ====================  ====================  ====================


                                                   MIST AMERICAN                               MIST BLACKROCK
                                                  FUNDS MODERATE         MIST AQR GLOBAL       GLOBAL TACTICAL
                                                    ALLOCATION            RISK BALANCED          STRATEGIES
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          15,411,175  $         38,882,854  $          24,551,334
                                               ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................              9,607,073            18,651,002             18,211,659
      Administrative charges.................              2,343,836             4,702,333              4,596,457
                                               ---------------------  --------------------  ---------------------
         Total expenses......................             11,950,909            23,353,335             22,808,116
                                               ---------------------  --------------------  ---------------------
           Net investment income (loss)......              3,460,266            15,529,519              1,743,218
                                               ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............             50,830,885            72,455,716             39,685,717
      Realized gains (losses) on sale of
         investments.........................              9,906,449          (12,508,021)              2,228,382
                                               ---------------------  --------------------  ---------------------
           Net realized gains (losses).......             60,737,334            59,947,695             41,914,099
                                               ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................             43,237,433         (175,248,264)            115,124,941
                                               ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            103,974,767         (115,300,569)            157,039,040
                                               ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         107,435,033  $       (99,771,050)  $         158,782,258
                                               =====================  ====================  =====================



                                                  MIST BLACKROCK
                                                  LARGE CAP CORE
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          9,437,690
                                               --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................             6,514,033
      Administrative charges.................             1,397,591
                                               --------------------
         Total expenses......................             7,911,624
                                               --------------------
           Net investment income (loss)......             1,526,066
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             5,445,047
                                               --------------------
           Net realized gains (losses).......             5,445,047
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................           185,128,020
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................           190,573,067
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        192,099,133
                                               ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                                                            MIST CLARION GLOBAL
                                                    VARIABLE B            VARIABLE C            REAL ESTATE
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $            193,385  $             17,133  $          17,198,078
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................               118,137                 1,725              2,625,150
      Administrative charges.................                    --                    --                614,877
                                               --------------------  --------------------  ---------------------
         Total expenses......................               118,137                 1,725              3,240,027
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......                75,248                15,408             13,958,051
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --                    --                     --
      Realized gains (losses) on sale of
         investments.........................               129,960                 1,801            (2,567,576)
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......               129,960                 1,801            (2,567,576)
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................             3,569,637               337,844            (5,787,201)
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             3,699,597               339,645            (8,354,777)
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          3,774,845  $            355,053  $           5,603,274
                                               ====================  ====================  =====================

                                                                                                  MIST HARRIS
                                                 MIST CLEARBRIDGE        MIST CLEARBRIDGE           OAKMARK
                                               AGGRESSIVE GROWTH II      AGGRESSIVE GROWTH       INTERNATIONAL
                                                INVESTMENT DIVISION     INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          2,438,619   $             327,118  $          13,332,404
                                               ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................             4,094,689               1,327,571              5,422,357
      Administrative charges.................               981,185                 307,899              1,297,762
                                               ---------------------  ---------------------  ---------------------
         Total expenses......................             5,075,874               1,635,470              6,720,119
                                               ---------------------  ---------------------  ---------------------
           Net investment income (loss)......           (2,637,255)             (1,308,352)              6,612,285
                                               ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --                      --                     --
      Realized gains (losses) on sale of
         investments.........................            16,536,285               4,709,750              9,467,227
                                               ---------------------  ---------------------  ---------------------
           Net realized gains (losses).......            16,536,285               4,709,750              9,467,227
                                               ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................            82,697,978              41,633,973            118,047,042
                                               ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            99,234,263              46,343,723            127,514,269
                                               ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         96,597,008   $          45,035,371  $         134,126,554
                                               =====================  =====================  =====================

                                                   MIST INVESCO
                                                   BALANCED-RISK          MIST INVESCO          MIST INVESCO
                                                    ALLOCATION            MID CAP VALUE       SMALL CAP GROWTH
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --  $           3,903,904  $             112,223
                                               --------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................             3,940,653              5,018,657                474,028
      Administrative charges.................               971,227              1,151,345                110,579
                                               --------------------  ---------------------  ---------------------
         Total expenses......................             4,911,880              6,170,002                584,607
                                               --------------------  ---------------------  ---------------------
           Net investment income (loss)......           (4,911,880)            (2,266,098)              (472,384)
                                               --------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............             3,683,128                     --              2,704,192
      Realized gains (losses) on sale of
         investments.........................                50,265             12,000,719              2,044,057
                                               --------------------  ---------------------  ---------------------
           Net realized gains (losses).......             3,733,393             12,000,719              4,748,249
                                               --------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................             2,085,923            113,631,182             10,593,236
                                               --------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             5,819,316            125,631,901             15,341,485
                                               --------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            907,436  $         123,365,803  $          14,869,101
                                               ====================  =====================  =====================


                                                   MIST JPMORGAN
                                                     CORE BOND
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $            238,598
                                               --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................               917,538
      Administrative charges.................               220,994
                                               --------------------
         Total expenses......................             1,138,532
                                               --------------------
           Net investment income (loss)......             (899,934)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               374,940
      Realized gains (losses) on sale of
         investments.........................             4,796,517
                                               --------------------
           Net realized gains (losses).......             5,171,457
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................           (8,122,594)
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................           (2,951,137)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (3,851,071)
                                               ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                   MIST JPMORGAN
                                                   GLOBAL ACTIVE         MIST JPMORGAN       MIST LOOMIS SAYLES
                                                    ALLOCATION          SMALL CAP VALUE        GLOBAL MARKETS
                                                INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            267,301  $              87,505  $            699,496
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................             3,710,326                184,520               997,927
      Administrative charges.................               923,200                 45,237               238,538
                                               --------------------  ---------------------  --------------------
         Total expenses......................             4,633,526                229,757             1,236,465
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......           (4,366,225)              (142,252)             (536,969)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............             1,577,076                     --                    --
      Realized gains (losses) on sale of
         investments.........................                    --                807,531             1,518,661
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......             1,577,076                807,531             1,518,661
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            37,522,721              4,225,186            13,213,815
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            39,099,797              5,032,717            14,732,476
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         34,733,572  $           4,890,465  $         14,195,507
                                               ====================  =====================  ====================

                                                                                              MIST MET/FRANKLIN
                                                  MIST LORD ABBETT       MIST MET/EATON         LOW DURATION
                                                   BOND DEBENTURE      VANCE FLOATING RATE      TOTAL RETURN
                                                 INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          22,103,778  $            350,990  $            337,366
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................              3,425,974               114,255               364,548
      Administrative charges.................                799,216                28,152                87,497
                                               ---------------------  --------------------  --------------------
         Total expenses......................              4,225,190               142,407               452,045
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......             17,878,588               208,583             (114,679)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                     --                41,784                    --
      Realized gains (losses) on sale of
         investments.........................              2,543,018                 8,416                 6,042
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......              2,543,018                50,200                 6,042
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                813,310                 5,269               208,461
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              3,356,328                55,469               214,503
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          21,234,916  $            264,052  $             99,824
                                               =====================  ====================  ====================


                                                MIST MET/TEMPLETON        MIST METLIFE           MIST METLIFE
                                                INTERNATIONAL BOND     AGGRESSIVE STRATEGY       BALANCED PLUS
                                                INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                               ---------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            174,607   $           1,076,643  $         24,001,219
                                               ---------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                89,300               1,793,611            21,406,940
      Administrative charges.................                22,167                 508,624             5,353,597
                                               ---------------------  ---------------------  --------------------
         Total expenses......................               111,467               2,302,235            26,760,537
                                               ---------------------  ---------------------  --------------------
           Net investment income (loss)......                63,140             (1,225,592)           (2,759,318)
                                               ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                39,379                      --            38,771,200
      Realized gains (losses) on sale of
         investments.........................               (8,625)               3,331,546                    --
                                               ---------------------  ---------------------  --------------------
           Net realized gains (losses).......                30,754               3,331,546            38,771,200
                                               ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (108,988)              42,845,791           222,027,751
                                               ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              (78,234)              46,177,337           260,798,951
                                               ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           (15,094)   $          44,951,745  $        258,039,633
                                               =====================  =====================  ====================


                                                    MIST METLIFE
                                                   GROWTH STRATEGY
                                               INVESTMENT DIVISION (a)
                                               -----------------------
INVESTMENT INCOME:
      Dividends..............................   $                 --
                                               -----------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                544,671
      Administrative charges.................                130,238
                                               -----------------------
         Total expenses......................                674,909
                                               -----------------------
           Net investment income (loss)......              (674,909)
                                               -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                     --
      Realized gains (losses) on sale of
         investments.........................                264,063
                                               -----------------------
           Net realized gains (losses).......                264,063
                                               -----------------------
      Change in unrealized gains (losses)
         on investments......................             11,188,828
                                               -----------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             11,452,891
                                               -----------------------
      Net increase (decrease) in net assets
         resulting from operations...........   $         10,777,982
                                               =======================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                  MIST METLIFE
                                                   MULTI-INDEX        MIST MFS EMERGING      MIST MFS RESEARCH
                                                  TARGETED RISK        MARKETS EQUITY          INTERNATIONAL
                                               INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                              --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            589,555  $            538,781   $          6,305,225
                                              --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................             1,056,454               514,211              2,373,747
      Administrative charges................               263,275               127,672                586,198
                                              --------------------  ---------------------  --------------------
        Total expenses......................             1,319,729               641,883              2,959,945
                                              --------------------  ---------------------  --------------------
           Net investment income (loss).....             (730,174)             (103,102)              3,345,280
                                              --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             4,514,858                    --                     --
      Realized gains (losses) on sale of
        investments.........................                    --               245,013              (622,928)
                                              --------------------  ---------------------  --------------------
           Net realized gains (losses)......             4,514,858               245,013              (622,928)
                                              --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             8,391,748           (3,134,017)             36,996,683
                                              --------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            12,906,606           (2,889,004)             36,373,755
                                              --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         12,176,432  $        (2,992,106)   $         39,719,035
                                              ====================  =====================  ====================

                                                                                                MIST PIMCO
                                               MIST MORGAN STANLEY     MIST OPPENHEIMER     INFLATION PROTECTED
                                                 MID CAP GROWTH          GLOBAL EQUITY             BOND
                                               INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                              ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,745,736   $          4,516,126  $         14,094,489
                                              ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................             3,634,972              2,365,829             6,579,350
      Administrative charges................               766,935                580,603             1,570,741
                                              ---------------------  --------------------  --------------------
        Total expenses......................             4,401,907              2,946,432             8,150,091
                                              ---------------------  --------------------  --------------------
           Net investment income (loss).....           (1,656,171)              1,569,694             5,944,398
                                              ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                     --            37,459,149
      Realized gains (losses) on sale of
        investments.........................            13,208,252              8,709,957           (8,639,098)
                                              ---------------------  --------------------  --------------------
           Net realized gains (losses)......            13,208,252              8,709,957            28,820,051
                                              ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           103,554,435             47,935,617         (105,930,636)
                                              ---------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           116,762,687             56,645,574          (77,110,585)
                                              ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        115,106,516   $         58,215,268  $       (71,166,187)
                                              =====================  ====================  ====================


                                                   MIST PIMCO           MIST PIONEER         MIST PYRAMIS
                                                  TOTAL RETURN        STRATEGIC INCOME     GOVERNMENT INCOME
                                               INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                              --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         51,567,840  $          3,569,918  $         9,062,061
                                              --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................            12,412,014               743,711            6,085,818
      Administrative charges................             2,969,350               177,651            1,499,037
                                              --------------------  --------------------  -------------------
        Total expenses......................            15,381,364               921,362            7,584,855
                                              --------------------  --------------------  -------------------
           Net investment income (loss).....            36,186,476             2,648,556            1,477,206
                                              --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........            23,792,168               209,249            5,634,743
      Realized gains (losses) on sale of
        investments.........................               100,894               171,069          (3,345,973)
                                              --------------------  --------------------  -------------------
           Net realized gains (losses)......            23,893,062               380,318            2,288,770
                                              --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................          (99,136,970)           (3,017,233)         (39,830,367)
                                              --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................          (75,243,908)           (2,636,915)         (37,541,597)
                                              --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (39,057,432)  $             11,641  $      (36,064,391)
                                              ====================  ====================  ===================


                                                   MIST PYRAMIS
                                                   MANAGED RISK
                                              INVESTMENT DIVISION (a)
                                              -----------------------
INVESTMENT INCOME:
      Dividends.............................   $            436,163
                                              -----------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                177,828
      Administrative charges................                 44,432
                                              -----------------------
        Total expenses......................                222,260
                                              -----------------------
           Net investment income (loss).....                213,903
                                              -----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                977,426
      Realized gains (losses) on sale of
        investments.........................                  5,743
                                              -----------------------
           Net realized gains (losses)......                983,169
                                              -----------------------
      Change in unrealized gains (losses)
        on investments......................              1,447,758
                                              -----------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              2,430,927
                                              -----------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $          2,644,830
                                              =======================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                  MIST SCHRODERS       MIST SSGA GROWTH          MIST SSGA
                                                GLOBAL MULTI-ASSET      AND INCOME ETF          GROWTH ETF
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             18,497  $         23,754,170  $          2,687,071
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................             2,539,132             9,566,484             1,352,341
      Administrative charges.................               631,127             2,372,902               327,751
                                               --------------------  --------------------  --------------------
         Total expenses......................             3,170,259            11,939,386             1,680,092
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......           (3,151,762)            11,814,784             1,006,979
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               795,373            22,302,490             4,638,603
      Realized gains (losses) on sale of
         investments.........................                20,340             9,374,192             2,092,763
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               815,713            31,676,682             6,731,366
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            24,079,526            60,189,529            12,635,058
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            24,895,239            91,866,211            19,366,424
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         21,743,477  $        103,680,995  $         20,373,403
                                               ====================  ====================  ====================

                                                 MIST T. ROWE PRICE     MIST THIRD AVENUE     MSF BAILLIE GIFFORD
                                                   MID CAP GROWTH        SMALL CAP VALUE      INTERNATIONAL STOCK
                                                 INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                               ---------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             838,548  $             138,131  $          2,442,598
                                               ---------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................              3,524,990                134,084             1,619,726
      Administrative charges.................                836,889                 36,673               356,577
                                               ---------------------  ---------------------  --------------------
         Total expenses......................              4,361,879                170,757             1,976,303
                                               ---------------------  ---------------------  --------------------
           Net investment income (loss)......            (3,523,331)               (32,626)               466,295
                                               ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............             17,768,363                     --                    --
      Realized gains (losses) on sale of
         investments.........................              6,721,570                254,181           (2,942,364)
                                               ---------------------  ---------------------  --------------------
           Net realized gains (losses).......             24,489,933                254,181           (2,942,364)
                                               ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             81,926,394              3,721,160            23,276,505
                                               ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            106,416,327              3,975,341            20,334,141
                                               ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         102,892,996  $           3,942,715  $         20,800,436
                                               =====================  =====================  ====================

                                                   MSF BARCLAYS           MSF BLACKROCK         MSF BLACKROCK
                                               AGGREGATE BOND INDEX        BOND INCOME      CAPITAL APPRECIATION
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         38,951,626   $         19,239,814  $          1,119,065
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................            11,988,005              5,115,344             1,775,245
      Administrative charges.................             2,799,256              1,182,605               450,682
                                               ---------------------  --------------------  --------------------
         Total expenses......................            14,787,261              6,297,949             2,225,927
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......            24,164,365             12,941,865           (1,106,862)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --             12,186,645                    --
      Realized gains (losses) on sale of
         investments.........................               963,354                807,361             8,210,066
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......               963,354             12,994,006             8,210,066
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................          (69,025,881)           (36,914,536)            41,967,751
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................          (68,062,527)           (23,920,530)            50,177,817
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $       (43,898,162)   $       (10,978,665)  $         49,070,955
                                               =====================  ====================  ====================

                                                   MSF BLACKROCK
                                                    DIVERSIFIED
                                                INVESTMENT DIVISION
                                               ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          16,114,942
                                               ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................              6,872,407
      Administrative charges.................              1,344,204
                                               ---------------------
         Total expenses......................              8,216,611
                                               ---------------------
           Net investment income (loss)......              7,898,331
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                     --
      Realized gains (losses) on sale of
         investments.........................             10,296,472
                                               ---------------------
           Net realized gains (losses).......             10,296,472
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................             96,075,877
                                               ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            106,372,349
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         114,270,680
                                               =====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                   MSF BLACKROCK          MSF BLACKROCK       MSF DAVIS VENTURE
                                                  LARGE CAP VALUE         MONEY MARKET              VALUE
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          2,951,920  $                  --  $          7,503,038
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................             2,574,538                909,421             6,255,535
      Administrative charges.................               609,224                222,586             1,516,492
                                               --------------------  ---------------------  --------------------
         Total expenses......................             3,183,762              1,132,007             7,772,027
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......             (231,842)            (1,132,007)             (268,989)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............            13,395,039                     --            10,294,546
      Realized gains (losses) on sale of
         investments.........................               149,510                     --            20,201,979
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......            13,544,549                     --            30,496,525
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            51,361,679                     --           138,481,113
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            64,906,228                     --           168,977,638
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         64,674,386  $         (1,132,007)  $        168,708,649
                                               ====================  =====================  ====================


                                                   MSF FRONTIER          MSF JENNISON        MSF LOOMIS SAYLES
                                                  MID CAP GROWTH            GROWTH            SMALL CAP CORE
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          5,951,927  $            414,231  $            534,985
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................             4,878,910             1,676,421             1,823,092
      Administrative charges.................               999,502               396,883               451,549
                                               --------------------  --------------------  --------------------
         Total expenses......................             5,878,412             2,073,304             2,274,641
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                73,515           (1,659,073)           (1,739,656)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............            11,588,285             1,736,322            13,556,123
      Realized gains (losses) on sale of
         investments.........................            18,612,018             5,022,587             5,829,062
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            30,200,303             6,758,909            19,385,185
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            98,942,221            44,330,874            41,221,342
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................           129,142,524            51,089,783            60,606,527
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        129,216,039  $         49,430,710  $         58,866,871
                                               ====================  ====================  ====================

                                                                                            MSF MET/DIMENSIONAL
                                                 MSF LOOMIS SAYLES      MSF MET/ARTISAN     INTERNATIONAL SMALL
                                                 SMALL CAP GROWTH        MID CAP VALUE            COMPANY
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --  $          2,104,255  $             89,491
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................               538,092             2,485,197                52,552
      Administrative charges.................               122,600               580,906                12,848
                                               --------------------  --------------------  ---------------------
         Total expenses......................               660,692             3,066,103                65,400
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             (660,692)             (961,848)                24,091
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --                    --               139,913
      Realized gains (losses) on sale of
         investments.........................             3,576,809             3,162,897                80,697
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......             3,576,809             3,162,897               220,610
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................            16,516,067            69,537,584               966,876
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            20,092,876            72,700,481             1,187,486
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         19,432,184  $         71,738,633  $          1,211,577
                                               ====================  ====================  =====================

                                                    MSF METLIFE
                                                   CONSERVATIVE
                                                    ALLOCATION
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $         16,802,914
                                               --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................             6,070,886
      Administrative charges.................             1,434,761
                                               --------------------
         Total expenses......................             7,505,647
                                               --------------------
           Net investment income (loss)......             9,297,267
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............             2,736,015
      Realized gains (losses) on sale of
         investments.........................             6,925,684
                                               --------------------
           Net realized gains (losses).......             9,661,699
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................           (2,447,654)
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             7,214,045
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         16,511,312
                                               ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                    MSF METLIFE
                                                  CONSERVATIVE TO          MSF METLIFE           MSF METLIFE
                                                MODERATE ALLOCATION    MID CAP STOCK INDEX   MODERATE ALLOCATION
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          36,726,053  $          4,832,389  $         81,346,232
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................             15,054,772             4,909,727            42,924,808
      Administrative charges.................              3,598,889             1,137,744            10,382,918
                                               ---------------------  --------------------  --------------------
         Total expenses......................             18,653,661             6,047,471            53,307,726
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......             18,072,392           (1,215,082)            28,038,506
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............             15,085,072            13,574,151            33,028,437
      Realized gains (losses) on sale of
         investments.........................             16,102,119            13,159,989            38,689,595
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......             31,187,191            26,734,140            71,718,032
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             82,583,600           104,216,853           538,506,450
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            113,770,791           130,950,993           610,224,482
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         131,843,183  $        129,735,911  $        638,262,988
                                               =====================  ====================  ====================

                                                    MSF METLIFE
                                                    MODERATE TO            MSF METLIFE          MSF MFS TOTAL
                                               AGGRESSIVE ALLOCATION       STOCK INDEX             RETURN
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         26,219,585   $         50,654,863  $          3,630,608
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................            18,513,746             29,289,245             1,412,127
      Administrative charges.................             4,418,839              6,350,248               372,320
                                               ---------------------  --------------------  --------------------
         Total expenses......................            22,932,585             35,639,493             1,784,447
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......             3,287,000             15,015,370             1,846,161
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --             43,402,787                    --
      Realized gains (losses) on sale of
         investments.........................            20,551,964             78,873,218             1,806,017
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......            20,551,964            122,276,005             1,806,017
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................           343,583,585            615,191,392            19,903,247
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................           364,135,549            737,467,397            21,709,264
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        367,422,549   $        752,482,767  $         23,555,425
                                               =====================  ====================  ====================


                                                                           MSF MSCI            MSF NEUBERGER
                                                   MSF MFS VALUE          EAFE INDEX          BERMAN GENESIS
                                                INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          5,821,967  $         14,673,394  $          1,988,796
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................             4,388,599             5,128,895             3,289,910
      Administrative charges.................             1,009,190             1,195,145               734,417
                                               --------------------  --------------------  --------------------
         Total expenses......................             5,397,789             6,324,040             4,024,327
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               424,178             8,349,354           (2,035,531)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............            10,654,537                    --                    --
      Realized gains (losses) on sale of
         investments.........................            33,176,384             5,250,191             1,789,466
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            43,830,921             5,250,191             1,789,466
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            75,196,503            79,027,830           101,338,965
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................           119,027,424            84,278,021           103,128,431
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        119,451,602  $         92,627,375  $        101,092,900
                                               ====================  ====================  ====================


                                                 MSF RUSSELL 2000
                                                       INDEX
                                                INVESTMENT DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          4,458,894
                                               --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................             3,152,261
      Administrative charges.................               719,506
                                               --------------------
         Total expenses......................             3,871,767
                                               --------------------
           Net investment income (loss)......               587,127
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................            13,580,422
                                               --------------------
           Net realized gains (losses).......            13,580,422
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................            82,496,980
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            96,077,402
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         96,664,529
                                               ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                 MSF T. ROWE PRICE      MSF T. ROWE PRICE    MSF VAN ECK GLOBAL
                                                 LARGE CAP GROWTH       SMALL CAP GROWTH      NATURAL RESOURCES
                                                INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                               ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $             402,268  $            819,986  $            264,938
                                               ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................              3,328,984             3,409,884               415,487
      Administrative charges.................                736,469               758,930               103,209
                                               ---------------------  --------------------  ---------------------
         Total expenses......................              4,065,453             4,168,814               518,696
                                               ---------------------  --------------------  ---------------------
           Net investment income (loss)......            (3,663,185)           (3,348,828)             (253,758)
                                               ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                     --            17,900,106                    --
      Realized gains (losses) on sale of
         investments.........................             11,865,119            11,901,946             (557,122)
                                               ---------------------  --------------------  ---------------------
           Net realized gains (losses).......             11,865,119            29,802,052             (557,122)
                                               ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................             98,916,181            93,061,343             4,663,443
                                               ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            110,781,300           122,863,395             4,106,321
                                               ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         107,118,115  $        119,514,567  $          3,852,563
                                               =====================  ====================  =====================

                                                 MSF WESTERN ASSET     MSF WESTERN ASSET
                                               MANAGEMENT STRATEGIC       MANAGEMENT
                                                BOND OPPORTUNITIES      U.S. GOVERNMENT
                                                INVESTMENT DIVISION   INVESTMENT DIVISION
                                               --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         11,989,032  $          4,387,661
                                               --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................             2,526,922             2,283,423
      Administrative charges.................               591,620               540,001
                                               --------------------  --------------------
         Total expenses......................             3,118,542             2,823,424
                                               --------------------  --------------------
           Net investment income (loss)......             8,870,490             1,564,237
                                               --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --                    --
      Realized gains (losses) on sale of
         investments.........................             3,349,948                19,271
                                               --------------------  --------------------
           Net realized gains (losses).......             3,349,948                19,271
                                               --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................          (13,236,125)           (6,374,574)
                                               --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................           (9,886,177)           (6,355,303)
                                               --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (1,015,687)  $        (4,791,066)
                                               ====================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                 AMERICAN FUNDS GLOBAL
                                             AMERICAN FUNDS BOND                 SMALL CAPITALIZATION
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                           2013               2012               2013              2012
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         296,217  $      1,226,740  $     (3,218,818)  $       (661,800)
   Net realized gains (losses).....          1,099,555           266,155          6,256,474        (6,163,348)
   Change in unrealized gains
     (losses) on investments.......        (5,900,521)         3,480,606        126,072,179         84,682,889
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (4,504,749)         4,973,501        129,109,835         77,857,741
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          3,910,777         4,128,914         22,616,778         22,634,426
   Net transfers (including
     fixed account)................        (2,851,872)           572,372       (27,825,576)       (33,916,026)
   Contract charges................          (418,800)         (457,829)        (2,162,262)        (2,140,070)
   Transfers for contract benefits
     and terminations..............       (11,628,341)      (13,061,612)       (45,498,713)       (41,100,071)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (10,988,236)       (8,818,155)       (52,869,773)       (54,521,741)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (15,492,985)       (3,844,654)         76,240,062         23,336,000
NET ASSETS:
   Beginning of year...............        128,509,424       132,354,078        512,261,353        488,925,353
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     113,016,439  $    128,509,424  $     588,501,415  $     512,261,353
                                     =================  ================  =================  =================


                                            AMERICAN FUNDS GROWTH            AMERICAN FUNDS GROWTH-INCOME
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $    (5,348,611)  $     (6,647,266)  $       (808,122)  $      1,005,734
   Net realized gains (losses).....        34,797,602         14,472,720         22,015,003         5,144,694
   Change in unrealized gains
     (losses) on investments.......       231,523,086        139,843,502        197,272,916        99,450,526
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       260,972,077        147,668,956        218,479,797       105,600,954
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        35,568,785         36,424,834         31,454,228        30,083,901
   Net transfers (including
     fixed account)................      (46,849,235)       (54,560,994)       (35,586,994)      (27,967,310)
   Contract charges................       (2,786,266)        (2,793,517)        (2,753,643)       (2,697,155)
   Transfers for contract benefits
     and terminations..............     (103,354,971)       (91,544,498)       (73,441,016)      (66,433,364)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............     (117,421,687)      (112,474,175)       (80,327,425)      (67,013,928)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       143,550,390         35,194,781        138,152,372        38,587,026
NET ASSETS:
   Beginning of year...............       978,263,065        943,068,284        728,354,448       689,767,422
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $  1,121,813,455  $     978,263,065  $     866,506,820  $    728,354,448
                                     ================  =================  =================  ================


                                           CALVERT VP SRI BALANCED            CALVERT VP SRI MID CAP GROWTH
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     ------------------------------------  -----------------------------------
                                            2013              2012               2013               2012
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $        (57,676)  $          27,291  $      (127,860)  $       (112,828)
   Net realized gains (losses).....          5,376,200            104,232         2,136,916          1,845,407
   Change in unrealized gains
     (losses) on investments.......          3,010,244          4,434,485         1,369,092           (35,037)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          8,328,768          4,566,008         3,378,148          1,697,542
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,353,086          2,678,906           624,313            686,328
   Net transfers (including
     fixed account)................          (807,206)          (512,039)         (725,318)           (33,010)
   Contract charges................           (17,641)           (17,135)           (1,549)            (1,604)
   Transfers for contract benefits
     and terminations..............        (4,860,440)        (4,972,222)       (1,414,796)        (1,306,442)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (3,332,201)        (2,822,490)       (1,517,350)          (654,728)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          4,996,567          1,743,518         1,860,798          1,042,814
NET ASSETS:
   Beginning of year...............         51,646,891         49,903,373        12,341,511         11,298,697
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      56,643,458  $      51,646,891  $     14,202,309  $      12,341,511
                                     =================  =================  ================  =================


                                         FIDELITY VIP EQUITY-INCOME
                                             INVESTMENT DIVISION
                                     ------------------------------------
                                            2013              2012
                                     -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       1,309,272  $       1,662,249
   Net realized gains (losses).....          6,349,239          4,003,454
   Change in unrealized gains
     (losses) on investments.......         13,593,477          6,399,620
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         21,251,988         12,065,323
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,764,965          2,046,429
   Net transfers (including
     fixed account)................        (1,709,894)        (1,584,690)
   Contract charges................           (16,589)           (17,945)
   Transfers for contract benefits
     and terminations..............        (9,062,032)        (8,699,641)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (8,023,550)        (8,255,847)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............         13,228,438          3,809,476
NET ASSETS:
   Beginning of year...............         81,994,570         78,185,094
                                     -----------------  -----------------
   End of year.....................  $      95,223,008  $      81,994,570
                                     =================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                          FIDELITY VIP FUNDSMANAGER 50%        FIDELITY VIP FUNDSMANAGER 60%
                                               INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                             2013             2012 (a)            2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       (280,891)  $         242,407  $     (2,184,820)  $     (1,108,597)
   Net realized gains (losses)......            677,442             73,771         12,380,765          1,541,458
   Change in unrealized gains
     (losses) on investments........          8,280,722           (62,811)         31,377,318         20,145,096
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          8,677,273            253,367         41,573,263         20,577,957
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --            105,071            998,378            109,981
   Net transfers (including
     fixed account).................         84,805,842         28,032,757                 --         54,494,212
   Contract charges.................                 --                 --                 --                 --
   Transfers for contract benefits
     and terminations...............        (1,738,123)           (76,022)       (11,323,869)       (13,376,586)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................         83,067,719         28,061,806       (10,325,491)         41,227,607
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         91,744,992         28,315,173         31,247,772         61,805,564
NET ASSETS:
   Beginning of year................         28,315,173                 --        260,007,961        198,202,397
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     120,060,165  $      28,315,173  $     291,255,733  $     260,007,961
                                      =================  =================  =================  =================


                                              FIDELITY VIP GROWTH           FIDELITY VIP INVESTMENT GRADE BOND
                                              INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      -----------------------------------  ------------------------------------
                                            2013               2012               2013               2012
                                      ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $      (561,031)  $       (292,557)  $         223,025  $         305,644
   Net realized gains (losses)......         1,808,095            486,197            218,748            695,555
   Change in unrealized gains
     (losses) on investments........        24,557,252          9,885,221        (1,008,199)             38,191
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        25,804,316         10,078,861          (566,426)          1,039,390
                                      ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         2,472,982          2,385,678          1,387,086          1,626,125
   Net transfers (including
     fixed account).................       (1,826,363)        (2,251,319)        (3,449,297)             15,385
   Contract charges.................           (3,278)            (3,356)            (1,013)            (1,171)
   Transfers for contract benefits
     and terminations...............       (8,438,671)        (7,160,185)        (2,984,619)        (1,800,199)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (7,795,330)        (7,029,182)        (5,047,843)          (159,860)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        18,008,986          3,049,679        (5,614,269)            879,530
NET ASSETS:
   Beginning of year................        77,803,882         74,754,203         22,278,308         21,398,778
                                      ----------------  -----------------  -----------------  -----------------
   End of year......................  $     95,812,868  $      77,803,882  $      16,664,039  $      22,278,308
                                      ================  =================  =================  =================

                                                                                MIST ALLIANCEBERNSTEIN GLOBAL
                                           FIDELITY VIP MONEY MARKET                 DYNAMIC ALLOCATION
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2013               2012               2013                2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       (129,611)  $       (125,112)  $          69,566  $     (9,844,946)
   Net realized gains (losses)......                 --                 --         29,558,558             16,141
   Change in unrealized gains
     (losses) on investments........                 --                 --         99,050,193         77,778,755
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (129,611)          (125,112)        128,678,317         67,949,950
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         87,457,306         82,242,105        260,166,566        483,567,379
   Net transfers (including
     fixed account).................       (84,464,813)       (84,085,005)         64,353,891        160,408,963
   Contract charges.................                 --                 --       (16,029,730)        (7,597,854)
   Transfers for contract benefits
     and terminations...............        (1,530,525)        (1,475,274)       (45,492,136)       (18,126,672)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          1,461,968        (3,318,174)        262,998,591        618,251,816
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          1,332,357        (3,443,286)        391,676,908        686,201,766
NET ASSETS:
   Beginning of year................          8,724,752         12,168,038      1,165,993,492        479,791,726
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      10,057,109  $       8,724,752  $   1,557,670,400  $   1,165,993,492
                                      =================  =================  =================  =================

                                               MIST AMERICAN FUNDS
                                               BALANCED ALLOCATION
                                               INVESTMENT DIVISION
                                      ------------------------------------
                                             2013               2012
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         665,887  $       2,751,307
   Net realized gains (losses)......         51,546,775         12,154,078
   Change in unrealized gains
     (losses) on investments........         64,077,722         59,750,875
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        116,290,384         74,656,260
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         23,170,757         33,549,363
   Net transfers (including
     fixed account).................         14,769,940        (8,794,522)
   Contract charges.................        (6,659,012)        (6,379,077)
   Transfers for contract benefits
     and terminations...............       (31,316,140)       (28,341,447)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................           (34,455)        (9,965,683)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        116,255,929         64,690,577
NET ASSETS:
   Beginning of year................        683,639,223        618,948,646
                                      -----------------  -----------------
   End of year......................  $     799,895,152  $     683,639,223
                                      =================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                              MIST AMERICAN FUNDS
                                               GROWTH ALLOCATION               MIST AMERICAN FUNDS GROWTH
                                              INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     ------------------------------------  -----------------------------------
                                            2013              2012               2013              2012
                                      ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................   $    (1,064,164)  $       (292,967)  $    (2,804,962)  $     (2,830,545)
   Net realized gains (losses).....         26,950,787          6,444,719        25,070,892          3,554,363
   Change in unrealized gains
     (losses) on investments.......         52,896,385         37,485,893        61,692,648         42,616,835
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         78,783,008         43,637,645        83,958,578         43,340,653
                                      ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         16,232,395         16,703,442        19,616,078         22,040,789
   Net transfers (including
     fixed account)................          9,537,377       (11,618,323)      (25,447,246)       (11,167,666)
   Contract charges................        (2,785,304)        (2,628,508)       (2,961,680)        (2,850,873)
   Transfers for contract benefits
     and terminations..............       (17,516,552)       (16,310,347)      (14,898,250)       (11,138,814)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............          5,467,916       (13,853,736)      (23,691,098)        (3,116,564)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         84,250,924         29,783,909        60,267,480         40,224,089
NET ASSETS:
   Beginning of year...............        333,268,561        303,484,652       309,469,419        269,245,330
                                      ----------------  -----------------  ----------------  -----------------
   End of year.....................   $    417,519,485  $     333,268,561  $    369,736,899  $     309,469,419
                                      ================  =================  ================  =================

                                             MIST AMERICAN FUNDS
                                             MODERATE ALLOCATION             MIST AQR GLOBAL RISK BALANCED
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      3,460,266  $       6,858,255  $     15,529,519  $     (9,840,331)
   Net realized gains (losses).....        60,737,334         19,300,150        59,947,695          5,051,634
   Change in unrealized gains
     (losses) on investments.......        43,237,433         54,196,167     (175,248,264)        101,946,589
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       107,435,033         80,354,572      (99,771,050)         97,157,892
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        35,920,151         38,958,844       377,520,372        778,030,594
   Net transfers (including
     fixed account)................      (18,021,815)       (13,050,873)     (247,460,440)        299,538,879
   Contract charges................       (8,648,223)        (8,554,742)      (20,391,812)        (9,908,882)
   Transfers for contract benefits
     and terminations..............      (53,570,215)       (46,203,829)      (57,916,106)       (26,670,573)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (44,320,102)       (28,850,600)        51,752,014      1,040,990,018
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        63,114,931         51,503,972      (48,019,036)      1,138,147,910
NET ASSETS:
   Beginning of year...............       908,733,316        857,229,344     1,737,315,768        599,167,858
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    971,848,247  $     908,733,316  $  1,689,296,732  $   1,737,315,768
                                     ================  =================  ================  =================

                                               MIST BLACKROCK
                                         GLOBAL TACTICAL STRATEGIES          MIST BLACKROCK LARGE CAP CORE
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      1,743,218  $    (14,865,495)  $      1,526,066  $          14,655
   Net realized gains (losses).....        41,914,099             16,226         5,445,047        (9,073,089)
   Change in unrealized gains
     (losses) on investments.......       115,124,941        101,463,947       185,128,020         81,735,276
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       158,782,258         86,614,678       192,099,133         72,676,842
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........       335,774,570        665,601,215        15,575,203         16,618,121
   Net transfers (including
     fixed account)................      (25,255,416)        176,709,034      (20,500,499)       (19,633,032)
   Contract charges................      (21,059,756)       (10,860,800)         (679,953)          (686,182)
   Transfers for contract benefits
     and terminations..............      (59,587,680)       (24,646,275)      (63,407,217)       (60,065,049)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       229,871,718        806,803,174      (69,012,466)       (63,766,142)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       388,653,976        893,417,852       123,086,667          8,910,700
NET ASSETS:
   Beginning of year...............     1,603,180,946        709,763,094       616,700,346        607,789,646
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  1,991,834,922  $   1,603,180,946  $    739,787,013  $     616,700,346
                                     ================  =================  ================  =================


                                                  VARIABLE B
                                              INVESTMENT DIVISION
                                     ------------------------------------
                                           2013                2012
                                     -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $          75,248  $          48,819
   Net realized gains (losses).....            129,960          (285,497)
   Change in unrealized gains
     (losses) on investments.......          3,569,637          1,769,469
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,774,845          1,532,791
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             22,080              2,946
   Net transfers (including
     fixed account)................                 --                 --
   Contract charges................                 --                 --
   Transfers for contract benefits
     and terminations..............        (2,233,681)        (1,616,416)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (2,211,601)        (1,613,470)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          1,563,244           (80,679)
NET ASSETS:
   Beginning of year...............         12,413,480         12,494,159
                                     -----------------  -----------------
   End of year.....................  $      13,976,724  $      12,413,480
                                     =================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                                   VARIABLE C                 MIST CLARION GLOBAL REAL ESTATE
                                               INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                             2013              2012               2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $          15,408  $          12,054  $      13,958,051  $       1,823,491
   Net realized gains (losses)......              1,801              (606)        (2,567,576)        (6,766,692)
   Change in unrealized gains
     (losses) on investments........            337,844            133,279        (5,787,201)         55,338,736
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            355,053            144,727          5,603,274         50,395,535
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --         12,859,973         10,605,785
   Net transfers (including
     fixed account).................                 --                 --         12,227,387        (8,764,482)
   Contract charges.................                 --                 --          (987,970)          (972,403)
   Transfers for contract benefits
     and terminations...............          (331,487)            (1,890)       (21,928,310)       (19,748,632)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (331,487)            (1,890)          2,171,080       (18,879,732)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             23,566            142,837          7,774,354         31,515,803
NET ASSETS:
   Beginning of year................          1,223,254          1,080,417        245,411,646        213,895,843
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       1,246,820  $       1,223,254  $     253,186,000  $     245,411,646
                                      =================  =================  =================  =================

                                                MIST CLEARBRIDGE                      MIST CLEARBRIDGE
                                              AGGRESSIVE GROWTH II                    AGGRESSIVE GROWTH
                                               INVESTMENT DIVISION                   INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                             2013               2012               2013              2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $     (2,637,255)  $     (3,859,343)  $     (1,308,352)  $     (1,116,378)
   Net realized gains (losses)......         16,536,285          4,831,657          4,709,750          1,587,040
   Change in unrealized gains
     (losses) on investments........         82,697,978         67,185,414         41,633,973         13,460,409
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         96,597,008         68,157,728         45,035,371         13,931,071
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         18,644,407         21,578,155          8,506,873          4,924,914
   Net transfers (including
     fixed account).................       (41,380,110)       (12,068,102)         32,855,139            139,039
   Contract charges.................        (2,513,008)        (2,455,964)          (644,278)          (488,394)
   Transfers for contract benefits
     and terminations...............       (27,402,508)       (22,291,894)        (8,779,918)        (6,433,723)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (52,651,219)       (15,237,805)         31,937,816        (1,858,164)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         43,945,789         52,919,923         76,973,187         12,072,907
NET ASSETS:
   Beginning of year................        379,819,842        326,899,919         93,505,262         81,432,355
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     423,765,631  $     379,819,842  $     170,478,449  $      93,505,262
                                      =================  =================  =================  =================

                                                                                        MIST INVESCO
                                       MIST HARRIS OAKMARK INTERNATIONAL          BALANCED-RISK ALLOCATION
                                              INVESTMENT DIVISION                    INVESTMENT DIVISION
                                      ------------------------------------  ------------------------------------
                                            2013               2012                2013             2012 (b)
                                      -----------------  -----------------   ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       6,612,285  $       1,494,456   $    (4,911,880)  $       (285,621)
   Net realized gains (losses)......          9,467,227        (3,011,926)          3,733,393          2,752,326
   Change in unrealized gains
     (losses) on investments........        118,047,042        110,752,790          2,085,923          3,031,605
                                      -----------------  -----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        134,126,554        109,235,320            907,436          5,498,310
                                      -----------------  -----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         29,949,903         25,860,661        156,333,193        172,718,002
   Net transfers (including
     fixed account).................          1,151,407       (29,468,662)         29,337,810         86,599,927
   Contract charges.................        (2,650,398)        (2,390,120)        (3,483,468)          (281,918)
   Transfers for contract benefits
     and terminations...............       (41,162,488)       (29,633,134)       (11,966,910)        (1,963,230)
                                      -----------------  -----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (12,711,576)       (35,631,255)        170,220,625        257,072,781
                                      -----------------  -----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets...............        121,414,978         73,604,065        171,128,061        262,571,091
NET ASSETS:
   Beginning of year................        476,492,534        402,888,469        262,571,091                 --
                                      -----------------  -----------------   ----------------  -----------------
   End of year......................  $     597,907,512  $     476,492,534   $    433,699,152  $     262,571,091
                                      =================  =================   ================  =================


                                           MIST INVESCO MID CAP VALUE
                                               INVESTMENT DIVISION
                                      ------------------------------------
                                             2013             2012 (b)
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $     (2,266,098)  $     (3,836,269)
   Net realized gains (losses)......         12,000,719          (989,154)
   Change in unrealized gains
     (losses) on investments........        113,631,182         14,947,335
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        123,365,803         10,121,912
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         15,704,244         10,440,934
   Net transfers (including
     fixed account).................       (30,140,814)        459,350,812
   Contract charges.................        (1,639,174)        (1,081,365)
   Transfers for contract benefits
     and terminations...............       (43,789,054)       (24,552,437)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (59,864,798)        444,157,944
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............         63,501,005        454,279,856
NET ASSETS:
   Beginning of year................        454,279,856                 --
                                      -----------------  -----------------
   End of year......................  $     517,780,861  $     454,279,856
                                      =================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                        MIST INVESCO SMALL CAP GROWTH           MIST JPMORGAN CORE BOND
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                            2013              2012               2013              2012
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (472,384)  $      (486,861)  $       (899,934)  $      1,082,936
   Net realized gains (losses).....          4,748,249         3,244,880          5,171,457           837,862
   Change in unrealized gains
     (losses) on investments.......         10,593,236         2,993,280        (8,122,594)         1,074,290
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         14,869,101         5,751,299        (3,851,071)         2,995,088
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,661,323         1,872,613          3,478,936         6,824,359
   Net transfers (including
     fixed account)................          1,011,562       (1,888,576)          5,720,492         4,697,478
   Contract charges................          (171,756)         (152,815)          (793,825)         (858,233)
   Transfers for contract benefits
     and terminations..............        (4,148,812)       (2,846,640)        (5,014,474)       (4,173,223)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............          (647,683)       (3,015,418)          3,391,129         6,490,381
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         14,221,418         2,735,881          (459,942)         9,485,469
NET ASSETS:
   Beginning of year...............         38,202,816        35,466,935         89,292,265        79,806,796
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      52,424,234  $     38,202,816  $      88,832,323  $     89,292,265
                                     =================  ================  =================  ================

                                            MIST JPMORGAN GLOBAL
                                              ACTIVE ALLOCATION              MIST JPMORGAN SMALL CAP VALUE
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                            2013            2012 (b)             2013              2012
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $     (4,366,225)  $       (53,172)  $       (142,252)  $       (99,508)
   Net realized gains (losses).....          1,577,076         1,067,588            807,531           169,514
   Change in unrealized gains
     (losses) on investments.......         37,522,721         4,304,772          4,225,186         1,943,111
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         34,733,572         5,319,188          4,890,465         2,013,117
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        170,266,426       126,473,886          1,416,557         1,134,527
   Net transfers (including
     fixed account)................        183,564,505        47,381,333        (2,051,744)         (215,121)
   Contract charges................        (3,413,580)         (118,033)          (150,082)         (144,438)
   Transfers for contract benefits
     and terminations..............        (9,927,195)       (1,142,254)          (719,364)         (495,656)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        340,490,156       172,594,932        (1,504,633)           279,312
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        375,223,728       177,914,120          3,385,832         2,292,429
NET ASSETS:
   Beginning of year...............        177,914,120                --         16,406,071        14,113,642
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     553,137,848  $    177,914,120  $      19,791,903  $     16,406,071
                                     =================  ================  =================  ================


                                      MIST LOOMIS SAYLES GLOBAL MARKETS     MIST LORD ABBETT BOND DEBENTURE
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                            2013              2012               2013              2012
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (536,969)  $        304,103  $      17,878,588  $     18,522,471
   Net realized gains (losses).....          1,518,661           427,349          2,543,018         2,160,277
   Change in unrealized gains
     (losses) on investments.......         13,213,815         3,035,366            813,310        13,383,268
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         14,195,507         3,766,818         21,234,916        34,066,016
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,941,041         1,840,684         17,598,429        16,076,934
   Net transfers (including
     fixed account)................         89,373,193           522,506         12,627,681         3,057,413
   Contract charges................          (684,402)         (277,738)        (1,296,830)       (1,268,476)
   Transfers for contract benefits
     and terminations..............        (5,909,565)       (1,042,810)       (31,367,353)      (30,645,978)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         85,720,267         1,042,642        (2,438,073)      (12,780,107)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         99,915,774         4,809,460         18,796,843        21,285,909
NET ASSETS:
   Beginning of year...............         28,499,925        23,690,465        320,579,772       299,293,863
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     128,415,699  $     28,499,925  $     339,376,615  $    320,579,772
                                     =================  ================  =================  ================


                                     MIST MET/EATON VANCE FLOATING RATE
                                             INVESTMENT DIVISION
                                     -----------------------------------
                                           2013               2012
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         208,583  $        131,505
   Net realized gains (losses).....             50,200            37,022
   Change in unrealized gains
     (losses) on investments.......              5,269           202,510
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            264,052           371,037
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          3,647,685         1,186,665
   Net transfers (including
     fixed account)................          6,965,436           143,024
   Contract charges................           (53,010)          (42,201)
   Transfers for contract benefits
     and terminations..............          (847,207)         (217,550)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............          9,712,904         1,069,938
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............          9,976,956         1,440,975
NET ASSETS:
   Beginning of year...............          7,437,899         5,996,924
                                     -----------------  ----------------
   End of year.....................  $      17,414,855  $      7,437,899
                                     =================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                              MIST MET/FRANKLIN                   MIST MET/TEMPLETON
                                          LOW DURATION TOTAL RETURN               INTERNATIONAL BOND
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (114,679)  $          47,383  $          63,140  $        702,579
   Net realized gains (losses).....             6,042             18,836             30,754          (49,304)
   Change in unrealized gains
     (losses) on investments.......           208,461            235,611          (108,988)           311,532
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            99,824            301,830           (15,094)           964,807
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         6,034,629          3,512,786            195,576           388,304
   Net transfers (including
     fixed account)................        58,102,937          5,422,523            532,000           652,040
   Contract charges................         (249,887)           (81,958)           (92,469)          (91,173)
   Transfers for contract benefits
     and terminations..............       (2,430,616)          (639,371)          (457,783)         (236,909)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        61,457,063          8,213,980            177,324           712,262
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        61,556,887          8,515,810            162,230         1,677,069
NET ASSETS:
   Beginning of year...............        15,151,477          6,635,667          8,734,807         7,057,738
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $     76,708,364  $      15,151,477  $       8,897,037  $      8,734,807
                                     ================  =================  =================  ================

                                                                                                                   MIST METLIFE
                                       MIST METLIFE AGGRESSIVE STRATEGY        MIST METLIFE BALANCED PLUS         GROWTH STRATEGY
                                              INVESTMENT DIVISION                  INVESTMENT DIVISION          INVESTMENT DIVISION
                                     ------------------------------------  -----------------------------------  -------------------
                                            2013              2012               2013               2012             2013 (c)
                                     -----------------  -----------------  ----------------  -----------------  -------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $     (1,225,592)  $       (622,305)  $    (2,759,318)  $    (13,458,186)   $       (674,909)
   Net realized gains (losses).....          3,331,546          (642,177)        38,771,200                 --             264,063
   Change in unrealized gains
     (losses) on investments.......         42,845,791         16,987,540       222,027,751        125,203,535          11,188,828
                                     -----------------  -----------------  ----------------  -----------------  -------------------
     Net increase (decrease)
        in net assets resulting
        from operations............         44,951,745         15,723,058       258,039,633        111,745,349          10,777,982
                                     -----------------  -----------------  ----------------  -----------------  -------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         14,013,129         10,482,886       547,982,837        666,323,351           3,020,077
   Net transfers (including
     fixed account)................         67,471,869        (2,064,708)       507,399,979        191,499,271          76,196,255
   Contract charges................          (384,485)          (332,332)      (23,314,623)        (9,507,105)           (340,082)
   Transfers for contract benefits
     and terminations..............       (16,858,481)        (6,978,269)      (68,514,051)       (24,967,987)         (3,073,843)
                                     -----------------  -----------------  ----------------  -----------------  -------------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         64,242,032          1,107,577       963,554,142        823,347,530          75,802,407
                                     -----------------  -----------------  ----------------  -----------------  -------------------
     Net increase (decrease)
        in net assets..............        109,193,777         16,830,635     1,221,593,775        935,092,879          86,580,389
NET ASSETS:
   Beginning of year...............        119,313,920        102,483,285     1,536,558,887        601,466,008                  --
                                     -----------------  -----------------  ----------------  -----------------  -------------------
   End of year.....................  $     228,507,697  $     119,313,920  $  2,758,152,662  $   1,536,558,887   $      86,580,389
                                     =================  =================  ================  =================  ===================

                                           MIST METLIFE MULTI-INDEX                 MIST MFS EMERGING
                                                 TARGETED RISK                       MARKETS EQUITY
                                              INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     ------------------------------------  -----------------------------------
                                            2013             2012 (d)            2013               2012
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (730,174)  $         (4,570)  $      (103,102)  $       (246,778)
   Net realized gains (losses).....          4,514,858                 --           245,013            218,578
   Change in unrealized gains
     (losses) on investments.......          8,391,748             57,330       (3,134,017)          7,622,252
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         12,176,432             52,760       (2,992,106)          7,594,052
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        108,918,900          6,046,338         2,720,739          3,302,160
   Net transfers (including
     fixed account)................        136,805,559            828,476         5,252,067             59,643
   Contract charges................          (667,574)                 --         (451,905)          (451,084)
   Transfers for contract benefits
     and terminations..............        (2,587,127)           (24,161)       (1,869,986)        (1,700,666)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        242,469,758          6,850,653         5,650,915          1,210,053
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        254,646,190          6,903,413         2,658,809          8,804,105
NET ASSETS:
   Beginning of year...............          6,903,413                 --        50,543,249         41,739,144
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $     261,549,603  $       6,903,413  $     53,202,058  $      50,543,249
                                     =================  =================  ================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                 MIST MORGAN STANLEY
                                       MIST MFS RESEARCH INTERNATIONAL             MID CAP GROWTH
                                             INVESTMENT DIVISION                 INVESTMENT DIVISION
                                     -----------------------------------  ----------------------------------
                                           2013               2012              2013              2012
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      3,345,280  $       1,672,965  $    (1,656,171)  $    (4,210,537)
   Net realized gains (losses).....         (622,928)        (4,954,152)        13,208,252         5,317,869
   Change in unrealized gains
     (losses) on investments.......        36,996,683         36,050,862       103,554,435        25,732,223
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        39,719,035         32,769,675       115,106,516        26,839,555
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         9,305,774         11,826,744        11,395,112        12,705,330
   Net transfers (including
     fixed account)................       (9,269,007)       (12,860,495)      (22,347,266)      (12,398,944)
   Contract charges................       (1,012,206)        (1,005,447)         (472,654)         (474,575)
   Transfers for contract benefits
     and terminations..............      (19,069,436)       (17,232,483)      (32,657,770)      (29,933,233)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (20,044,875)       (19,271,681)      (44,082,578)      (30,101,422)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............        19,674,160         13,497,994        71,023,938       (3,261,867)
NET ASSETS:
   Beginning of year...............       232,797,238        219,299,244       328,177,563       331,439,430
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $    252,471,398  $     232,797,238  $    399,201,501  $    328,177,563
                                     ================  =================  ================  ================

                                                                                      MIST PIMCO
                                       MIST OPPENHEIMER GLOBAL EQUITY          INFLATION PROTECTED BOND
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013              2012
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       1,569,694  $        590,593  $      5,944,398  $      11,625,022
   Net realized gains (losses).....          8,709,957         2,956,134        28,820,051         41,689,742
   Change in unrealized gains
     (losses) on investments.......         47,935,617        34,846,367     (105,930,636)        (3,829,156)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         58,215,268        38,393,094      (71,166,187)         49,485,608
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          8,781,129         8,178,017        29,666,625         49,932,747
   Net transfers (including
     fixed account)................         19,380,914      (12,363,260)      (45,510,687)         43,010,771
   Contract charges................          (882,360)         (743,403)       (4,071,028)        (4,354,242)
   Transfers for contract benefits
     and terminations..............       (20,582,190)      (15,642,935)      (46,313,585)       (48,033,724)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............          6,697,493      (20,571,581)      (66,228,675)         40,555,552
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         64,912,761        17,821,513     (137,394,862)         90,041,160
NET ASSETS:
   Beginning of year...............        219,397,966       201,576,453       697,291,188        607,250,028
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $     284,310,727  $    219,397,966  $    559,896,326  $     697,291,188
                                     =================  ================  ================  =================


                                           MIST PIMCO TOTAL RETURN            MIST PIONEER STRATEGIC INCOME
                                             INVESTMENT DIVISION                   INVESTMENT DIVISION
                                     -----------------------------------  ------------------------------------
                                            2013              2012              2013                2012
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      36,186,476  $     22,414,950  $       2,648,556  $       2,214,309
   Net realized gains (losses).....         23,893,062         4,256,169            380,318            431,791
   Change in unrealized gains
     (losses) on investments.......       (99,136,970)        63,295,829        (3,017,233)          3,393,104
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (39,057,432)        89,966,948             11,641          6,039,204
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         57,605,759        70,379,304          5,430,079          7,057,045
   Net transfers (including
     fixed account)................         24,506,322        42,895,576        (1,887,650)          4,484,300
   Contract charges................        (7,135,535)       (7,178,707)          (482,291)          (485,690)
   Transfers for contract benefits
     and terminations..............       (95,719,277)      (93,041,261)        (3,750,667)        (2,478,881)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (20,742,731)        13,054,912          (690,529)          8,576,774
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (59,800,163)       103,021,860          (678,888)         14,615,978
NET ASSETS:
   Beginning of year...............      1,226,100,483     1,123,078,623         70,080,765         55,464,787
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $   1,166,300,320  $  1,226,100,483  $      69,401,877  $      70,080,765
                                     =================  ================  =================  =================


                                       MIST PYRAMIS GOVERNMENT INCOME
                                             INVESTMENT DIVISION
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      1,477,206  $    (5,107,197)
   Net realized gains (losses).....         2,288,770           452,229
   Change in unrealized gains
     (losses) on investments.......      (39,830,367)        11,051,029
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (36,064,391)         6,396,061
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........       105,051,042       303,900,909
   Net transfers (including
     fixed account)................      (93,735,545)       104,401,909
   Contract charges................       (7,065,603)       (3,426,658)
   Transfers for contract benefits
     and terminations..............      (27,191,732)      (10,761,797)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (22,941,838)       394,114,363
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (59,006,229)       400,510,424
NET ASSETS:
   Beginning of year...............       600,925,084       200,414,660
                                     ----------------  ----------------
   End of year.....................  $    541,918,855  $    600,925,084
                                     ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                         MIST PYRAMIS                MIST SCHRODERS                      MIST SSGA GROWTH
                                         MANAGED RISK              GLOBAL MULTI-ASSET                     AND INCOME ETF
                                      INVESTMENT DIVISION          INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      -------------------  -----------------------------------  -----------------------------------
                                           2013 (c)               2013            2012 (b)             2013              2012
                                       ----------------    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................   $        213,903    $     (3,151,762)  $        456,463  $      11,814,784  $      9,596,261
   Net realized gains (losses)......            983,169              815,713         2,099,861         31,676,682        23,026,356
   Change in unrealized gains
     (losses) on investments........          1,447,758           24,079,526         1,345,384         60,189,529        61,370,103
                                       ----------------    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          2,644,830           21,743,477         3,901,708        103,680,995        93,992,720
                                       ----------------    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         22,919,893          114,186,711        90,866,789         24,121,793        44,021,766
   Net transfers (including
     fixed account).................         32,453,044          101,499,851        36,093,305       (19,540,123)        14,151,230
   Contract charges.................          (174,338)          (2,355,198)          (79,981)        (8,869,341)       (8,609,093)
   Transfers for contract benefits
     and terminations...............          (526,952)          (7,187,183)         (747,596)       (38,673,381)      (35,564,950)
                                       ----------------    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................         54,671,647          206,144,181       126,132,517       (42,961,052)        13,998,953
                                       ----------------    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............         57,316,477          227,887,658       130,034,225         60,719,943       107,991,673
NET ASSETS:
   Beginning of year................                 --          130,034,225                --        919,015,955       811,024,282
                                       ----------------    -----------------  ----------------  -----------------  ----------------
   End of year......................   $     57,316,477    $     357,921,883  $    130,034,225  $     979,735,898  $    919,015,955
                                       ================    =================  ================  =================  ================


                                                                                   MIST T. ROWE PRICE
                                             MIST SSGA GROWTH ETF                    MID CAP GROWTH
                                              INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      -----------------------------------  -----------------------------------
                                             2013              2012               2013              2012
                                      -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       1,006,979  $        714,104  $     (3,523,331)  $    (3,786,488)
   Net realized gains (losses)......          6,731,366         5,897,313         24,489,933        40,978,127
   Change in unrealized gains
     (losses) on investments........         12,635,058         6,878,957         81,926,394       (3,413,055)
                                      -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         20,373,403        13,490,374        102,892,996        33,778,584
                                      -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          8,735,321         9,725,382         20,537,738        19,117,110
   Net transfers (including
     fixed account).................         13,683,507         3,004,933        (1,946,413)       (6,891,637)
   Contract charges.................          (762,455)         (715,352)        (1,742,675)       (1,587,808)
   Transfers for contract benefits
     and terminations...............        (7,355,369)       (5,210,417)       (26,223,590)      (20,552,878)
                                      -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................         14,301,004         6,804,546        (9,374,940)       (9,915,213)
                                      -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............         34,674,407        20,294,920         93,518,056        23,863,371
NET ASSETS:
   Beginning of year................        116,064,976        95,770,056        300,330,183       276,466,812
                                      -----------------  ----------------  -----------------  ----------------
   End of year......................  $     150,739,383  $    116,064,976  $     393,848,239  $    300,330,183
                                      =================  ================  =================  ================


                                                                                   MSF BAILLIE GIFFORD
                                       MIST THIRD AVENUE SMALL CAP VALUE           INTERNATIONAL STOCK
                                              INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      -----------------------------------  -----------------------------------
                                             2013              2012               2013              2012
                                      -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (32,626)  $      (133,386)  $         466,295  $         16,611
   Net realized gains (losses)......            254,181            31,460        (2,942,364)       (6,791,749)
   Change in unrealized gains
     (losses) on investments........          3,721,160         1,819,753         23,276,505        32,422,529
                                      -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          3,942,715         1,717,827         20,800,436        25,647,391
                                      -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          1,846,540         1,817,623          4,009,176         4,510,201
   Net transfers (including
     fixed account).................          (578,830)         (502,102)        (4,684,463)       (7,577,921)
   Contract charges.................           (29,885)          (22,494)          (417,392)         (428,025)
   Transfers for contract benefits
     and terminations...............          (699,793)         (606,849)       (14,635,114)      (13,728,152)
                                      -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................            538,032           686,178       (15,727,793)      (17,223,897)
                                      -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............          4,480,747         2,404,005          5,072,643         8,423,494
NET ASSETS:
   Beginning of year................         12,367,720         9,963,715        157,488,412       149,064,918
                                      -----------------  ----------------  -----------------  ----------------
   End of year......................  $      16,848,467  $     12,367,720  $     162,561,055  $    157,488,412
                                      =================  ================  =================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                 MSF BARCLAYS
                                             AGGREGATE BOND INDEX              MSF BLACKROCK BOND INCOME
                                              INVESTMENT DIVISION                 INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                            2013              2012               2013              2012
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      24,164,365  $     26,460,557  $      12,941,865  $      6,730,178
   Net realized gains (losses).....            963,354         5,346,141         12,994,006         6,095,541
   Change in unrealized gains
     (losses) on investments.......       (69,025,881)       (4,740,378)       (36,914,536)        17,177,018
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (43,898,162)        27,066,320       (10,978,665)        30,002,737
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         69,959,920        68,937,477         17,333,727        22,223,783
   Net transfers (including
     fixed account)................        104,378,546        41,010,095          4,920,304         6,298,421
   Contract charges................        (5,585,348)       (5,666,093)        (1,888,240)       (1,937,213)
   Transfers for contract benefits
     and terminations..............      (102,047,874)      (95,740,107)       (44,067,860)      (47,208,086)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         66,705,244         8,541,372       (23,702,069)      (20,623,095)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         22,807,082        35,607,692       (34,680,734)         9,379,642
NET ASSETS:
   Beginning of year...............      1,150,681,701     1,115,074,009        513,127,216       503,747,574
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $   1,173,488,783  $  1,150,681,701  $     478,446,482  $    513,127,216
                                     =================  ================  =================  ================


                                     MSF BLACKROCK CAPITAL APPRECIATION        MSF BLACKROCK DIVERSIFIED
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                            2013              2012               2013              2012
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $     (1,106,862)  $    (1,972,287)  $       7,898,331  $      6,564,050
   Net realized gains (losses).....          8,210,066         3,086,608         10,296,472         3,099,829
   Change in unrealized gains
     (losses) on investments.......         41,967,751        18,441,634         96,075,877        57,467,217
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         49,070,955        19,555,955        114,270,680        67,131,096
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          6,193,292         9,245,805         11,427,533        10,671,295
   Net transfers (including
     fixed account)................       (16,841,034)       (7,007,031)       (14,040,216)      (14,441,203)
   Contract charges................          (975,687)         (982,638)          (313,151)         (333,068)
   Transfers for contract benefits
     and terminations..............       (12,613,683)      (10,985,295)       (62,889,195)      (65,428,352)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (24,237,112)       (9,729,159)       (65,815,029)      (69,531,328)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         24,833,843         9,826,796         48,455,651       (2,400,232)
NET ASSETS:
   Beginning of year...............        164,222,677       154,395,881        632,285,328       634,685,560
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     189,056,520  $    164,222,677  $     680,740,979  $    632,285,328
                                     =================  ================  =================  ================


                                        MSF BLACKROCK LARGE CAP VALUE         MSF BLACKROCK MONEY MARKET
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                            2013              2012               2013              2012
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (231,842)  $        290,612  $     (1,132,007)  $    (1,181,929)
   Net realized gains (losses).....         13,544,549        31,615,279                 --                --
   Change in unrealized gains
     (losses) on investments.......         51,361,679       (6,267,847)                 --                --
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         64,674,386        25,638,044        (1,132,007)       (1,181,929)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         12,580,719        13,377,609          8,210,444        11,092,649
   Net transfers (including
     fixed account)................        (6,169,677)       (8,969,166)          1,475,596         4,762,352
   Contract charges................        (1,243,636)       (1,160,004)          (647,879)         (591,876)
   Transfers for contract benefits
     and terminations..............       (19,870,589)      (15,244,060)       (13,505,853)      (12,773,513)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (14,703,183)      (11,995,621)        (4,467,692)         2,489,612
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         49,971,203        13,642,423        (5,599,699)         1,307,683
NET ASSETS:
   Beginning of year...............        220,191,829       206,549,406         88,984,812        87,677,129
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     270,163,032  $    220,191,829  $      83,385,113  $     88,984,812
                                     =================  ================  =================  ================


                                           MSF DAVIS VENTURE VALUE
                                             INVESTMENT DIVISION
                                     -----------------------------------
                                            2013              2012
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (268,989)  $    (3,516,049)
   Net realized gains (losses).....         30,496,525         6,178,240
   Change in unrealized gains
     (losses) on investments.......        138,481,113        57,738,005
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        168,708,649        60,400,196
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         21,672,616        23,659,277
   Net transfers (including
     fixed account)................       (38,365,524)      (25,585,476)
   Contract charges................        (2,778,784)       (2,676,497)
   Transfers for contract benefits
     and terminations..............       (51,778,434)      (43,439,960)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (71,250,126)      (48,042,656)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............         97,458,523        12,357,540
NET ASSETS:
   Beginning of year...............        562,306,956       549,949,416
                                     -----------------  ----------------
   End of year.....................  $     659,765,479  $    562,306,956
                                     =================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                          MSF FRONTIER MID CAP GROWTH              MSF JENNISON GROWTH
                                              INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     ------------------------------------  -----------------------------------
                                            2013              2012               2013              2012
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $          73,515  $     (5,625,627)  $    (1,659,073)  $     (1,677,392)
   Net realized gains (losses).....         30,200,303         12,013,460         6,758,909         17,401,005
   Change in unrealized gains
     (losses) on investments.......         98,942,221         35,370,149        44,330,874        (6,078,481)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        129,216,039         41,757,982        49,430,710          9,645,132
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          7,710,819          9,761,447         6,318,131          9,047,096
   Net transfers (including
     fixed account)................       (18,594,620)       (13,289,808)      (18,151,905)         62,639,308
   Contract charges................          (585,437)          (574,986)         (972,446)          (809,535)
   Transfers for contract benefits
     and terminations..............       (41,311,390)       (40,270,013)      (13,379,092)        (9,422,084)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (52,780,628)       (44,373,360)      (26,185,312)         61,454,785
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         76,435,411        (2,615,378)        23,245,398         71,099,917
NET ASSETS:
   Beginning of year...............        439,241,102        441,856,480       154,053,950         82,954,033
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $     515,676,513  $     439,241,102  $    177,299,348  $     154,053,950
                                     =================  =================  ================  =================

                                              MSF LOOMIS SAYLES                    MSF LOOMIS SAYLES
                                               SMALL CAP CORE                      SMALL CAP GROWTH
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2013              2012               2013               2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $    (1,739,656)  $     (2,002,639)  $      (660,692)  $       (571,823)
   Net realized gains (losses).....        19,385,185          6,614,447         3,576,809          1,379,303
   Change in unrealized gains
     (losses) on investments.......        41,221,342         14,438,005        16,516,067          3,377,539
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        58,866,871         19,049,813        19,432,184          4,185,019
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         6,760,655          6,891,103         1,890,772          1,787,862
   Net transfers (including
     fixed account)................       (4,216,699)        (7,307,184)         6,543,045        (6,173,151)
   Contract charges................         (672,122)          (627,291)         (108,917)           (98,794)
   Transfers for contract benefits
     and terminations..............      (14,844,851)       (13,323,254)       (4,858,114)        (4,576,397)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (12,973,017)       (14,366,626)         3,466,786        (9,060,480)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        45,893,854          4,683,187        22,898,970        (4,875,461)
NET ASSETS:
   Beginning of year...............       157,335,875        152,652,688        41,493,878         46,369,339
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    203,229,729  $     157,335,875  $     64,392,848  $      41,493,878
                                     ================  =================  ================  =================

                                                                                  MSF MET/DIMENSIONAL
                                        MSF MET/ARTISAN MID CAP VALUE         INTERNATIONAL SMALL COMPANY
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2013              2012               2013               2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (961,848)  $       (814,317)  $         24,091  $          40,843
   Net realized gains (losses).....         3,162,897        (3,945,332)           220,610            359,129
   Change in unrealized gains
     (losses) on investments.......        69,537,584         25,829,066           966,876            309,208
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        71,738,633         21,069,417         1,211,577            709,180
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         9,436,749          8,874,605           443,044            291,809
   Net transfers (including
     fixed account)................           956,044        (6,921,482)         (150,621)          (143,800)
   Contract charges................         (553,676)          (514,202)          (41,428)           (41,622)
   Transfers for contract benefits
     and terminations..............      (25,394,140)       (22,073,673)         (294,707)          (158,938)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (15,555,023)       (20,634,752)          (43,712)           (52,551)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        56,183,610            434,665         1,167,865            656,629
NET ASSETS:
   Beginning of year...............       212,602,997        212,168,332         4,719,389          4,062,760
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    268,786,607  $     212,602,997  $      5,887,254  $       4,719,389
                                     ================  =================  ================  =================


                                     MSF METLIFE CONSERVATIVE ALLOCATION
                                             INVESTMENT DIVISION
                                     ------------------------------------
                                           2013               2012
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      9,297,267  $      10,165,548
   Net realized gains (losses).....         9,661,699         16,933,158
   Change in unrealized gains
     (losses) on investments.......       (2,447,654)         14,328,509
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        16,511,312         41,427,215
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        34,497,982         45,152,634
   Net transfers (including
     fixed account)................      (37,386,364)         33,846,260
   Contract charges................       (3,801,125)        (3,683,769)
   Transfers for contract benefits
     and terminations..............      (51,064,401)       (42,068,655)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (57,753,908)         33,246,470
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (41,242,596)         74,673,685
NET ASSETS:
   Beginning of year...............       591,422,970        516,749,285
                                     ----------------  -----------------
   End of year.....................  $    550,180,374  $     591,422,970
                                     ================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                           MSF METLIFE CONSERVATIVE
                                            TO MODERATE ALLOCATION           MSF METLIFE MID CAP STOCK INDEX
                                              INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      -----------------------------------  ------------------------------------
                                            2013               2012               2013              2012
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $      18,072,392  $     21,919,174  $     (1,215,082)  $     (1,751,987)
   Net realized gains (losses)......         31,187,191        12,634,200         26,734,140         22,204,754
   Change in unrealized gains
     (losses) on investments........         82,583,600        96,305,018        104,216,853         39,972,595
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        131,843,183       130,858,392        129,735,911         60,425,362
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         62,147,447        80,398,812         27,741,430         24,734,350
   Net transfers (including
     fixed account).................       (12,530,288)        11,637,886        (8,866,333)       (11,612,546)
   Contract charges.................       (10,296,017)      (10,188,114)        (1,768,671)        (1,589,156)
   Transfers for contract benefits
     and terminations...............      (108,900,856)      (90,128,719)       (38,841,974)       (32,224,225)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (69,579,714)       (8,280,135)       (21,735,548)       (20,691,577)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         62,263,469       122,578,257        108,000,363         39,733,785
NET ASSETS:
   Beginning of year................      1,413,830,336     1,291,252,079        424,114,372        384,380,587
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $   1,476,093,805  $  1,413,830,336  $     532,114,735  $     424,114,372
                                      =================  ================  =================  =================

                                                                                  MSF METLIFE MODERATE
                                        MSF METLIFE MODERATE ALLOCATION         TO AGGRESSIVE ALLOCATION
                                              INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      -----------------------------------  ------------------------------------
                                            2013               2012               2013              2012
                                      ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $     28,038,506  $      39,471,659  $       3,287,000  $      10,145,735
   Net realized gains (losses)......        71,718,032         16,872,995         20,551,964          4,305,789
   Change in unrealized gains
     (losses) on investments........       538,506,450        364,883,546        343,583,585        193,493,795
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       638,262,988        421,228,200        367,422,549        207,945,319
                                      ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       159,543,441        190,278,441         79,443,851         87,592,538
   Net transfers (including
     fixed account).................        22,725,751       (59,209,096)       (28,396,613)       (79,068,221)
   Contract charges.................      (32,993,340)       (32,368,642)       (11,031,467)       (11,140,623)
   Transfers for contract benefits
     and terminations...............     (251,727,103)      (202,785,252)       (98,016,265)       (80,281,104)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................     (102,451,251)      (104,084,549)       (58,000,494)       (82,897,410)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       535,811,737        317,143,651        309,422,055        125,047,909
NET ASSETS:
   Beginning of year................     3,918,217,622      3,601,073,971      1,645,757,850      1,520,709,941
                                      ----------------  -----------------  -----------------  -----------------
   End of year......................  $  4,454,029,359  $   3,918,217,622  $   1,955,179,905  $   1,645,757,850
                                      ================  =================  =================  =================


                                            MSF METLIFE STOCK INDEX               MSF MFS TOTAL RETURN
                                              INVESTMENT DIVISION                  INVESTMENT DIVISION
                                      -----------------------------------  -----------------------------------
                                            2013               2012              2013               2012
                                      ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $     15,015,370  $      11,703,808  $       1,846,161  $      2,132,285
   Net realized gains (losses)......       122,276,005         44,767,466          1,806,017            58,717
   Change in unrealized gains
     (losses) on investments........       615,191,392        291,800,764         19,903,247        11,139,859
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       752,482,767        348,272,038         23,555,425        13,330,861
                                      ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        90,763,567         90,668,945          6,196,396         6,381,015
   Net transfers (including
     fixed account).................     (141,268,047)       (82,985,870)          1,108,601       (1,660,593)
   Contract charges.................       (6,950,219)        (6,748,459)          (411,568)         (409,180)
   Transfers for contract benefits
     and terminations...............     (252,951,970)      (240,389,751)       (13,673,427)      (14,171,809)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................     (310,406,669)      (239,455,135)        (6,779,998)       (9,860,567)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............       442,076,098        108,816,903         16,775,427         3,470,294
NET ASSETS:
   Beginning of year................     2,620,060,354      2,511,243,451        138,805,577       135,335,283
                                      ----------------  -----------------  -----------------  ----------------
   End of year......................  $  3,062,136,452  $   2,620,060,354  $     155,581,004  $    138,805,577
                                      ================  =================  =================  ================


                                                  MSF MFS VALUE
                                               INVESTMENT DIVISION
                                      ------------------------------------
                                             2013               2012
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         424,178  $       1,569,980
   Net realized gains (losses)......         43,830,921          5,666,251
   Change in unrealized gains
     (losses) on investments........         75,196,503         32,844,990
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        119,451,602         40,081,221
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         20,357,935         14,849,756
   Net transfers (including
     fixed account).................        126,656,489        (3,944,431)
   Contract charges.................        (1,536,046)          (989,870)
   Transfers for contract benefits
     and terminations...............       (39,225,336)       (27,089,474)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        106,253,042       (17,174,019)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        225,704,644         22,907,202
NET ASSETS:
   Beginning of year................        293,940,083        271,032,881
                                      -----------------  -----------------
   End of year......................  $     519,644,727  $     293,940,083
                                      =================  =================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                             MSF MSCI EAFE INDEX             MSF NEUBERGER BERMAN GENESIS
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       8,349,354  $      7,390,274  $     (2,035,531)  $    (2,623,767)
   Net realized gains (losses).....          5,250,191       (2,119,320)          1,789,466       (7,774,684)
   Change in unrealized gains
     (losses) on investments.......         79,027,830        66,509,457        101,338,965        31,782,193
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         92,627,375        71,780,411        101,092,900        21,383,742
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         27,596,300        28,464,168          9,465,954         8,111,926
   Net transfers (including
     fixed account)................       (19,089,085)      (14,832,837)         35,677,138      (10,762,557)
   Contract charges................        (2,090,273)       (1,985,135)          (646,298)         (481,774)
   Transfers for contract benefits
     and terminations..............       (40,776,046)      (35,302,974)       (31,862,350)      (27,373,516)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (34,359,104)      (23,656,778)         12,634,444      (30,505,921)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         58,268,271        48,123,633        113,727,344       (9,122,179)
NET ASSETS:
   Beginning of year...............        476,584,802       428,461,169        254,522,484       263,644,663
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     534,853,073  $    476,584,802  $     368,249,828  $    254,522,484
                                     =================  ================  =================  ================

                                                                                    MSF T. ROWE PRICE
                                            MSF RUSSELL 2000 INDEX                  LARGE CAP GROWTH
                                              INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     ------------------------------------  -----------------------------------
                                           2013                2012              2013               2012
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         587,127  $       (615,070)  $    (3,663,185)  $     (2,349,685)
   Net realized gains (losses).....         13,580,422          4,517,799        11,865,119          7,734,292
   Change in unrealized gains
     (losses) on investments.......         82,496,980         32,651,591        98,916,181         24,747,725
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         96,664,529         36,554,320       107,118,115         30,132,332
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         18,233,112         15,375,496        17,003,634          8,872,447
   Net transfers (including
     fixed account)................       (11,989,130)        (9,049,918)       136,427,169          3,361,951
   Contract charges................          (851,036)          (763,111)         (881,781)          (398,694)
   Transfers for contract benefits
     and terminations..............       (27,137,474)       (22,646,386)      (28,636,353)       (20,579,760)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (21,744,528)       (17,083,919)       123,912,669        (8,744,056)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         74,920,001         19,470,401       231,030,784         21,388,276
NET ASSETS:
   Beginning of year...............        272,948,994        253,478,593       196,268,660        174,880,384
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $     347,868,995  $     272,948,994  $    427,299,444  $     196,268,660
                                     =================  =================  ================  =================

                                              MSF T. ROWE PRICE                       MSF VAN ECK
                                              SMALL CAP GROWTH                 GLOBAL NATURAL RESOURCES
                                             INVESTMENT DIVISION                  INVESTMENT DIVISION
                                     -----------------------------------  -----------------------------------
                                           2013              2012               2013              2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $    (3,348,828)  $     (3,527,758)  $      (253,758)  $       (502,111)
   Net realized gains (losses).....        29,802,052         36,244,125         (557,122)          2,207,476
   Change in unrealized gains
     (losses) on investments.......        93,061,343          5,484,801         4,663,443          (930,623)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       119,514,567         38,201,168         3,852,563            774,742
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        16,773,620         13,711,065           874,154          2,071,819
   Net transfers (including
     fixed account)................         1,958,661        (7,211,093)       (2,353,814)          4,288,138
   Contract charges................         (865,626)          (758,758)         (442,707)          (441,040)
   Transfers for contract benefits
     and terminations..............      (26,787,626)       (24,156,578)       (1,600,948)        (1,198,738)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (8,920,971)       (18,415,364)       (3,523,315)          4,720,179
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       110,593,596         19,785,804           329,248          5,494,921
NET ASSETS:
   Beginning of year...............       284,907,213        265,121,409        41,078,664         35,583,743
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    395,500,809  $     284,907,213  $     41,407,912  $      41,078,664
                                     ================  =================  ================  =================

                                         MSF WESTERN ASSET MANAGEMENT
                                         STRATEGIC BOND OPPORTUNITIES
                                              INVESTMENT DIVISION
                                     -----------------------------------
                                            2013              2012
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       8,870,490  $      5,589,302
   Net realized gains (losses).....          3,349,948         3,195,133
   Change in unrealized gains
     (losses) on investments.......       (13,236,125)        15,183,806
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,015,687)        23,968,241
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          7,620,776         7,182,614
   Net transfers (including
     fixed account)................        (1,577,447)         3,236,689
   Contract charges................          (575,729)         (627,965)
   Transfers for contract benefits
     and terminations..............       (27,804,547)      (28,542,548)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (22,336,947)      (18,751,210)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (23,352,634)         5,217,031
NET ASSETS:
   Beginning of year...............        254,116,128       248,899,097
                                     -----------------  ----------------
   End of year.....................  $     230,763,494  $    254,116,128
                                     =================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                                           MSF WESTERN ASSET
                                                                                                      MANAGEMENT U.S. GOVERNMENT
                                                                                                          INVESTMENT DIVISION
                                                                                                  ----------------------------------
                                                                                                        2013              2012
                                                                                                  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).....................................................................................  $      1,564,237  $      1,501,349
   Net realized gains (losses)..................................................................            19,271           350,010
   Change in unrealized gains
     (losses) on investments....................................................................       (6,374,574)         2,356,488
                                                                                                  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.........................................................................       (4,791,066)         4,207,847
                                                                                                  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.......................................................................         7,309,411        10,479,429
   Net transfers (including
     fixed account).............................................................................         1,521,176         4,251,221
   Contract charges.............................................................................       (1,010,408)       (1,091,350)
   Transfers for contract benefits
     and terminations...........................................................................      (20,411,075)      (23,308,896)
                                                                                                  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions............................................................................      (12,590,896)       (9,669,596)
                                                                                                  ----------------  ----------------
     Net increase (decrease)
        in net assets...........................................................................      (17,381,962)       (5,461,749)
NET ASSETS:
   Beginning of year............................................................................       229,960,732       235,422,481
                                                                                                  ----------------  ----------------
   End of year..................................................................................  $    212,578,770  $    229,960,732
                                                                                                  ================  ================

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.
(d) For the period November 12, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

              METROPOLITAN LIFE SEPARATE ACCOUNT E
             OF METROPOLITAN LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

The Separate Account is divided into Investment Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Division invests in shares of the corresponding fund, series, or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")           Legg Mason Partners Variable Equity Trust
Calvert Variable Series, Inc. ("Calvert")                      ("LMPVET")
Delaware VIP Trust ("Delaware VIP")                          Legg Mason Partners Variable Income Trust
Fidelity Variable Insurance Products ("Fidelity VIP")          ("LMPVIT")
Franklin Templeton Variable Insurance Products Trust         Met Investors Series Trust ("MIST")*
   ("FTVIPT")                                                Metropolitan Series Fund ("MSF")*
Janus Aspen Series ("Janus Aspen")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF INVESTMENT DIVISIONS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Divisions in accordance with the selection made by the contract owner. The following Investment Divisions had net assets as of December 31, 2013:

American Funds Bond Investment Division                   MIST American Funds Growth Allocation Investment
American Funds Global Small Capitalization                  Division (a)
   Investment Division                                    MIST American Funds Growth Investment Division
American Funds Growth Investment Division                 MIST American Funds Moderate Allocation
American Funds Growth-Income Investment Division            Investment Division (a)
Calvert VP SRI Balanced Investment Division               MIST AQR Global Risk Balanced Investment Division
Calvert VP SRI Mid Cap Growth Investment Division         MIST BlackRock Global Tactical Strategies Investment
Fidelity VIP Equity-Income Investment Division              Division
Fidelity VIP FundsManager 50% Investment Division         MIST BlackRock Large Cap Core Investment
Fidelity VIP FundsManager 60% Investment Division           Division (a)
Fidelity VIP Growth Investment Division                   Variable B Investment Division (c)
Fidelity VIP Investment Grade Bond Investment             Variable C Investment Division (c)
   Division                                               MIST Clarion Global Real Estate Investment
Fidelity VIP Money Market Investment Division (a)           Division (a)
MIST AllianceBernstein Global Dynamic Allocation          MIST ClearBridge Aggressive Growth II Investment
   Investment Division                                      Division (a)
MIST American Funds Balanced Allocation                   MIST ClearBridge Aggressive Growth Investment
   Investment Division (a)                                  Division (a)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT DIVISIONS -- (CONTINUED)


MIST Harris Oakmark International Investment              MIST SSgA Growth and Income ETF Investment
   Division (a)                                             Division (a)
MIST Invesco Balanced-Risk Allocation Investment          MIST SSgA Growth ETF Investment Division (a)
   Division                                               MIST T. Rowe Price Mid Cap Growth Investment
MIST Invesco Mid Cap Value Investment Division (a)          Division (a)
MIST Invesco Small Cap Growth Investment                  MIST Third Avenue Small Cap Value Investment
   Division (a)                                             Division
MIST JPMorgan Core Bond Investment Division               MSF Baillie Gifford International Stock Investment
MIST JPMorgan Global Active Allocation Investment           Division (a)
   Division                                               MSF Barclays Aggregate Bond Index Investment
MIST JPMorgan Small Cap Value Investment                    Division (a)
   Division (a)                                           MSF BlackRock Bond Income Investment Division (a)
MIST Loomis Sayles Global Markets Investment              MSF BlackRock Capital Appreciation Investment
   Division                                                 Division (a)
MIST Lord Abbett Bond Debenture Investment                MSF BlackRock Diversified Investment Division (a)
   Division (a)                                           MSF BlackRock Large Cap Value Investment
MIST Met/Eaton Vance Floating Rate Investment               Division (a)
   Division                                               MSF BlackRock Money Market Investment
MIST Met/Franklin Low Duration Total Return                 Division (a)
   Investment Division                                    MSF Davis Venture Value Investment Division (a)
MIST Met/Templeton International Bond Investment          MSF Frontier Mid Cap Growth Investment
   Division                                                 Division (a)
MIST MetLife Aggressive Strategy Investment               MSF Jennison Growth Investment Division (a)
   Division (a)                                           MSF Loomis Sayles Small Cap Core Investment
MIST MetLife Balanced Plus Investment Division              Division (a)
MIST MetLife Growth Strategy Investment                   MSF Loomis Sayles Small Cap Growth Investment
   Division (b)                                             Division (a)
MIST MetLife Multi-Index Targeted Risk Investment         MSF Met/Artisan Mid Cap Value Investment
   Division                                                 Division (a)
MIST MFS Emerging Markets Equity Investment               MSF Met/Dimensional International Small Company
   Division (a)                                             Investment Division
MIST MFS Research International Investment                MSF MetLife Conservative Allocation Investment
   Division (a)                                             Division (a)
MIST Morgan Stanley Mid Cap Growth Investment             MSF MetLife Conservative to Moderate Allocation
   Division (a)                                             Investment Division (a)
MIST Oppenheimer Global Equity Investment                 MSF MetLife Mid Cap Stock Index Investment
   Division (a)                                             Division (a)
MIST PIMCO Inflation Protected Bond Investment            MSF MetLife Moderate Allocation Investment
   Division (a)                                             Division (a)
MIST PIMCO Total Return Investment Division (a)           MSF MetLife Moderate to Aggressive Allocation
MIST Pioneer Strategic Income Investment                    Investment Division (a)
   Division (a)                                           MSF MetLife Stock Index Investment Division (a)
MIST Pyramis Government Income Investment                 MSF MFS Total Return Investment Division (a)
   Division                                               MSF MFS Value Investment Division (a)
MIST Pyramis Managed Risk Investment Division (b)         MSF MSCI EAFE Index Investment Division (a)
MIST Schroders Global Multi-Asset Investment              MSF Neuberger Berman Genesis Investment
   Division                                                 Division (a)
                                                          MSF Russell 2000 Index Investment Division (a)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF INVESTMENT DIVISIONS -- (CONCLUDED)


MSF T. Rowe Price Large Cap Growth Investment          MSF Western Asset Management Strategic Bond
   Division (a)                                          Opportunities Investment Division (a)
MSF T. Rowe Price Small Cap Growth Investment          MSF Western Asset Management U.S. Government
   Division (a)                                          Investment Division (a)
MSF Van Eck Global Natural Resources Investment
   Division

(a) This Investment Division invests in two or more share classes within the underlying fund, series, or portfolio of the Trusts.
(b) This Investment Division began operations during the year ended December 31, 2013.
(c) Variable B Investment Division and Variable C Investment Division only invest in the (MIST) BlackRock Large Cap Core Portfolio.

B. The following Investment Divisions had no net assets as of December 31, 2013:

American Funds Global Growth Investment Division*       LMPVET ClearBridge Variable Large Cap Growth
Delaware VIP Small Cap Value Investment Division*         Investment Division*
Fidelity VIP Contrafund Investment Division*            LMPVET ClearBridge Variable Small Cap Growth
Fidelity VIP Mid Cap Investment Division*                 Investment Division*
FTVIPT Templeton Developing Markets Securities          LMPVET Investment Counsel Variable Social
   Investment Division*                                   Awareness Investment Division*
FTVIPT Templeton Foreign Securities Investment          LMPVIT Western Asset Variable High Income
   Division*                                              Investment Division*
Janus Aspen Enterprise Investment Division*             MIST BlackRock High Yield Investment Division*
LMPVET ClearBridge Variable All Cap Value               MIST Invesco Comstock Investment Division*
   Investment Division*                                 MIST MetLife Defensive Strategy Investment Division
LMPVET ClearBridge Variable Appreciation                MIST Pioneer Fund Investment Division*
   Investment Division*                                 MIST T. Rowe Price Large Cap Value Investment
LMPVET ClearBridge Variable Equity Income                 Division*
   Investment Division*                                 Variable D Investment Division

*This Investment Division commenced on December 13, 2013.


3.  PORTFOLIO CHANGES


The following Investment Divisions ceased operations during the year ended December 31, 2013:

MIST Met/Franklin Income Investment Division           MIST MLA Mid Cap Investment Division
MIST Met/Franklin Mutual Shares Investment             MIST RCM Technology Investment Division
   Division                                            MSF FI Value Leaders Investment Division
MIST Met/Franklin Templeton Founding Strategy          MSF Oppenheimer Global Equity Investment Division
   Investment Division                                 MSF Zenith Equity Investment Division

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Investment Divisions were affected by the following changes that occurred during the year ended December 31, 2013:

NAME CHANGES:

Former Name                                              New Name

(MIST) American Funds Bond Portfolio                     (MIST) JPMorgan Core Bond Portfolio
(MIST) Dreman Small Cap Value Portfolio                  (MIST) JPMorgan Small Cap Value Portfolio
(MIST) Janus Forty Portfolio                             (MIST) ClearBridge Aggressive Growth Portfolio II
(MIST) Legg Mason ClearBridge Aggressive Growth          (MIST) ClearBridge Aggressive Growth Portfolio
   Portfolio
(MIST) Lord Abbett Mid Cap Value Portfolio               (MIST) Invesco Mid Cap Value Portfolio
(MIST) Met/Templeton Growth Portfolio (a)                (MIST) Oppenheimer Global Equity Portfolio (a)
(MSF) Barclays Capital Aggregate Bond Index              (MSF) Barclays Aggregate Bond Index Portfolio
   Portfolio
(MSF) BlackRock Aggressive Growth Portfolio              (MSF) Frontier Mid Cap Growth Portfolio
(MSF) BlackRock Legacy Large Cap Growth Portfolio        (MSF) BlackRock Capital Appreciation Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Met/Franklin Income Portfolio                    (MIST) Loomis Sayles Global Markets Portfolio
(MIST) Met/Franklin Mutual Shares Portfolio             (MSF) MFS Value Portfolio
(MIST) Met/Franklin Templeton Founding Strategy         (MIST) MetLife Growth Strategy Portfolio
   Portfolio
(MIST) MLA Mid Cap Portfolio                            (MSF) Neuberger Berman Genesis Portfolio
(MIST) RCM Technology Portfolio                         (MSF) T. Rowe Price Large Cap Growth Portfolio
(MSF) FI Value Leaders Portfolio                        (MSF) MFS Value Portfolio
(MSF) Oppenheimer Global Equity Portfolio (a)           (MIST) Met/Templeton Growth Portfolio (a)
(MSF) Zenith Equity Portfolio                           (MIST) MetLife Aggressive Strategy Portfolio

(a) At the close of business on April 26, 2013, the (MSF) Oppenheimer Global Equity Portfolio merged with and into the (MIST) Met/Templeton Growth Portfolio. Concurrently, OppenheimerFunds, Inc. became the subadviser of the (MIST) Met/Templeton Growth Portfolio, the portfolio's investment objective and principal investment strategies changed, and the portfolio's name was changed to (MIST) Oppenheimer Global Equity Portfolio. Pursuant to these changes, the (MSF) Oppenheimer Global Equity Portfolio was deemed to be the accounting and performance survivor of the merger for financial reporting purposes, and therefore, the results of MIST Oppenheimer Global Equity Investment Division presented in the financial statements reflect the historical results of MSF Oppenheimer Global Equity Investment Division prior to the merger, and the combined results thereafter.


4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY VALUATION
An Investment Division's investment in shares of a fund, series, or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Divisions.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Investment Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Investment Divisions.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


NET TRANSFERS
Funds transferred by the contract owner into or out of Investment Divisions within the Separate Account or into or out of the fixed account, which is part the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Divisions.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Investment Divisions:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the greater of the account balance or highest annual contract anniversary value in the contract or the greater of the account balance, annual increase amount or highest annual contract anniversary value in the contract.

      Guaranteed Withdrawal Benefit for Life -- For a charge that includes the Mortality and Expense Risk charge and a guaranteed withdrawal benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013.

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.00% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.20% - 0.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                              0.10% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of the effective rates disclosed above excludes any waivers granted to certain Investment Divisions.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units, which are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Investment Divisions:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the amount of the death benefit will be the greater of the account value or the death benefit base.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.50% - 0.90%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.35% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge which ranges from $0 to $30 is assessed on an annual basis for Contracts, which may be waived if the Contract reaches a certain asset size or under certain circumstances. In addition, most Contracts impose a surrender charge which ranges from 0% to 10%, if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Investment Divisions.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2013             DECEMBER 31, 2013
                                                                   -------------------------------  -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------    --------------  --------------   --------------
     American Funds Bond Investment Division.....................     10,651,881       117,605,639      10,751,886       20,064,701
     American Funds Global Small Capitalization
       Investment Division.......................................     23,306,987       477,093,440      13,289,083       69,377,669
     American Funds Growth Investment Division...................     14,393,296       750,197,264      18,980,390      141,750,677
     American Funds Growth-Income Investment Division............     17,192,598       599,135,317      20,331,798      101,467,307
     Calvert VP SRI Balanced Investment Division.................     27,793,651        51,899,741       7,125,913        5,761,398
     Calvert VP SRI Mid Cap Growth Investment Division...........        376,320        10,645,845       2,079,050        2,194,455
     Fidelity VIP Equity-Income Investment Division..............      4,088,579        90,334,463      10,056,766       10,841,902
     Fidelity VIP FundsManager 50% Investment Division...........      9,996,683       111,842,254      84,312,932          888,980
     Fidelity VIP FundsManager 60% Investment Division...........     24,661,789       240,225,298      13,347,118       15,690,326
     Fidelity VIP Growth Investment Division.....................      1,676,809        66,174,309       1,261,645        9,559,425
     Fidelity VIP Investment Grade Bond Investment Division......      1,348,223        17,303,401       1,841,236        6,456,491
     Fidelity VIP Money Market Investment Division...............     10,057,109        10,057,109      46,240,766       44,908,410
     MIST AllianceBernstein Global Dynamic Allocation
       Investment Division.......................................    135,685,575     1,378,443,120     298,051,386        6,003,251
     MIST American Funds Balanced Allocation
       Investment Division.......................................     70,043,352       629,595,330      85,654,835       40,285,189
     MIST American Funds Growth Allocation Investment Division...     35,777,152       289,967,532      50,835,378       25,945,244
     MIST American Funds Growth Investment Division..............     29,673,909       246,897,322      23,442,268       33,457,341
     MIST American Funds Moderate Allocation
       Investment Division.......................................     87,711,916       803,055,931      80,565,103       70,594,053
     MIST AQR Global Risk Balanced Investment Division...........    160,732,325     1,757,270,858     420,247,558      280,510,307
     MIST BlackRock Global Tactical Strategies
       Investment Division.......................................    180,256,554     1,782,049,075     301,239,531       29,938,878
     MIST BlackRock Large Cap Core Investment Division...........     57,669,735       603,910,836      17,653,243       85,139,632
     Variable B Investment Division..............................      1,086,837        11,732,871         934,112        3,070,467
     Variable C Investment Division..............................         96,953         1,045,844          17,853          333,932
     MIST Clarion Global Real Estate Investment Division.........     22,816,660       288,804,622      36,127,866       19,998,731
     MIST ClearBridge Aggressive Growth II Investment Division...      4,438,214       285,517,095      15,784,494       71,072,962
     MIST ClearBridge Aggressive Growth Investment Division......     12,905,335       115,854,094      49,925,470       19,296,011
     MIST Harris Oakmark International Investment Division.......     31,696,928       445,640,839      52,930,085       59,029,369
     MIST Invesco Balanced-Risk Allocation Investment Division...     40,992,359       428,581,627     182,676,827       13,684,952
     MIST Invesco Mid Cap Value Investment Division..............     22,985,688       389,202,334      14,071,175       76,202,071
     MIST Invesco Small Cap Growth Investment Division...........      2,619,188        35,893,454      10,586,239        9,002,106
     MIST JPMorgan Core Bond Investment Division.................      8,751,954        91,839,155      99,248,060       96,381,921
     MIST JPMorgan Global Active Allocation Investment Division..     47,766,654       511,310,359     337,701,009               --
     MIST JPMorgan Small Cap Value Investment Division...........      1,000,097        13,520,985       1,889,525        3,536,405
     MIST Loomis Sayles Global Markets Investment Division.......      8,676,737       111,951,732     106,337,787       21,154,483
     MIST Lord Abbett Bond Debenture Investment Division.........     25,250,318       308,333,845      50,635,268       35,194,743
     MIST Met/Eaton Vance Floating Rate Investment Division......      1,647,574        17,226,133      11,356,988        1,393,716
     MIST Met/Franklin Low Duration Total Return
       Investment Division.......................................      7,647,894        76,308,487      64,353,179        3,010,790
     MIST Met/Templeton International Bond Investment Division...        764,350         8,972,499       1,857,007        1,577,163
     MIST MetLife Aggressive Strategy Investment Division........     17,015,507       183,700,298     103,486,858       40,470,405
     MIST MetLife Balanced Plus Investment Division..............    233,148,999     2,413,407,263     999,566,024               --
     MIST MetLife Growth Strategy Investment Division (a)........      6,162,306        75,391,567      80,007,599        4,880,095
     MIST MetLife Multi-Index Targeted Risk Investment Division..     23,269,538       253,100,529     246,254,445               --
     MIST MFS Emerging Markets Equity Investment Division........      5,175,298        51,385,045       9,518,018        3,970,204
     MIST MFS Research International Investment Division.........     21,159,502       236,009,281      13,917,163       30,616,743
     MIST Morgan Stanley Mid Cap Growth Investment Division......     24,671,448       253,731,402       7,957,336       53,696,071
     MIST Oppenheimer Global Equity Investment Division..........     13,751,884       199,976,387      46,090,251       37,823,047
     MIST PIMCO Inflation Protected Bond Investment Division.....     56,664,399       630,084,347      86,247,200      109,072,323
     MIST PIMCO Total Return Investment Division.................     99,626,110     1,180,515,070     151,158,117      111,922,196
     MIST Pioneer Strategic Income Investment Division...........      6,269,366        68,378,988      13,896,415       11,729,138
     MIST Pyramis Government Income Investment Division..........     52,562,450       568,414,785      80,867,438       96,697,323

(a)  For the period April 29, 2013 to December 31, 2013.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2013             DECEMBER 31, 2013
                                                                   -------------------------------   -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                       SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                   -------------     -------------   --------------   --------------
     MIST Pyramis Managed Risk Investment Division (a)...........      5,412,321        55,868,724      56,190,322           327,341
     MIST Schroders Global Multi-Asset Investment Division.......     30,935,340       332,496,977     204,090,230           302,436
     MIST SSgA Growth and Income ETF Investment Division.........     75,946,343       817,083,121      65,723,454        74,567,230
     MIST SSgA Growth ETF Investment Division....................     11,692,790       123,977,748      35,127,426        15,180,834
     MIST T. Rowe Price Mid Cap Growth Investment Division.......     33,069,335       284,547,589      41,377,817        36,507,722
     MIST Third Avenue Small Cap Value Investment Division.......        806,533        11,840,057       1,623,098         1,117,690
     MSF Baillie Gifford International Stock Investment Division.     15,530,776       168,345,441       7,843,001        23,104,489
     MSF Barclays Aggregate Bond Index Investment Division.......    109,029,405     1,179,046,245     156,024,811        65,155,196
     MSF BlackRock Bond Income Investment Division...............      4,501,770       481,042,298      56,813,677        55,387,226
     MSF BlackRock Capital Appreciation Investment Division......      5,075,106       120,250,847       6,190,238        31,534,204
     MSF BlackRock Diversified Investment Division...............     33,082,194       542,293,575      19,590,464        77,507,155
     MSF BlackRock Large Cap Value Investment Division...........     22,632,225       244,213,910      31,213,729        32,753,696
     MSF BlackRock Money Market Investment Division..............        833,851        83,385,119      32,283,141        37,882,838
     MSF Davis Venture Value Investment Division.................     15,442,026       453,322,565      26,986,963        88,211,521
     MSF Frontier Mid Cap Growth Investment Division.............     14,113,137       320,118,120      20,105,259        61,224,077
     MSF Jennison Growth Investment Division.....................     11,301,392       132,341,987      12,147,978        38,256,028
     MSF Loomis Sayles Small Cap Core Investment Division........        642,204       138,303,146      23,975,142        25,131,679
     MSF Loomis Sayles Small Cap Growth Investment Division......      3,964,436        41,852,080      15,472,365        12,666,263
     MSF Met/Artisan Mid Cap Value Investment Division...........      1,015,168       214,037,636      17,079,634        33,596,493
     MSF Met/Dimensional International Small Company
        Investment Division......................................        351,478         5,022,950       2,203,124         2,082,829
     MSF MetLife Conservative Allocation Investment Division.....     45,944,719       503,727,229      51,960,769        97,681,390
     MSF MetLife Conservative to Moderate Allocation
        Investment Division......................................    114,468,701     1,234,678,141      85,190,046       121,612,299
     MSF MetLife Mid Cap Stock Index Investment Division.........     29,058,228       371,574,950      47,962,129        57,338,604
     MSF MetLife Moderate Allocation Investment Division.........    325,300,111     3,469,582,009     193,800,047       235,184,352
     MSF MetLife Moderate to Aggressive Allocation
        Investment Division......................................    136,121,123     1,477,701,222      73,471,264       128,184,757
     MSF MetLife Stock Index Investment Division.................     72,885,314     2,163,945,250     121,806,425       373,794,923
     MSF MFS Total Return Investment Division....................        962,065       130,921,565      13,150,173        18,084,002
     MSF MFS Value Investment Division...........................     29,433,961       418,369,385     518,438,855       401,107,090
     MSF MSCI EAFE Index Investment Division.....................     39,189,744       448,736,197      32,489,992        58,499,733
     MSF Neuberger Berman Genesis Investment Division............     20,469,440       304,683,091      60,471,455        49,872,526
     MSF Russell 2000 Index Investment Division..................     17,738,319       222,786,094      28,719,340        49,876,735
     MSF T. Rowe Price Large Cap Growth Investment Division......     17,519,116       280,970,823     165,461,904        45,212,421
     MSF T. Rowe Price Small Cap Growth Investment Division......     16,986,046       239,532,830      43,421,759        37,791,459
     MSF Van Eck Global Natural Resources Investment Division....      2,932,572        42,459,245       3,208,768         6,985,837
     MSF Western Asset Management Strategic Bond Opportunities
        Investment Division......................................     17,230,123       213,744,864      26,738,202        40,204,651
     MSF Western Asset Management U.S. Government
        Investment Division......................................     17,774,019       214,179,997      16,412,784        27,439,434

(a)  For the period April 29, 2013 to December 31, 2013.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                                                          AMERICAN FUNDS GLOBAL
                                         AMERICAN FUNDS BOND              SMALL CAPITALIZATION
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                        2013             2012             2013            2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........        7,263,481        7,776,072       18,635,787       20,869,442
Units issued and transferred
   from other funding options...        1,261,173        1,294,094        1,979,526        2,280,060
Units redeemed and transferred
   to other funding options.....      (1,905,697)      (1,806,685)      (3,708,141)      (4,513,715)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............        6,618,957        7,263,481       16,907,172       18,635,787
                                  ===============  ===============  ===============  ===============


                                                                             AMERICAN FUNDS
                                        AMERICAN FUNDS GROWTH                 GROWTH-INCOME
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                       2013              2012             2013             2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........        6,029,312        6,775,576        6,519,347        7,279,154
Units issued and transferred
   from other funding options...          503,861          582,815          676,719          845,722
Units redeemed and transferred
   to other funding options.....      (1,156,136)      (1,329,079)      (1,298,896)      (1,605,529)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............        5,377,037        6,029,312        5,897,170        6,519,347
                                  ===============  ===============  ===============  ===============


                                                                            CALVERT VP SRI
                                      CALVERT VP SRI BALANCED               MID CAP GROWTH
                                        INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                       2013             2012             2013              2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........        1,676,537        1,762,417          319,337          338,107
Units issued and transferred
   from other funding options...          118,346          152,782           23,005           40,083
Units redeemed and transferred
   to other funding options.....        (213,426)        (238,662)         (56,770)         (58,853)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............        1,581,457        1,676,537          285,572          319,337
                                  ===============  ===============  ===============  ===============


                                     FIDELITY VIP EQUITY-INCOME        FIDELITY VIP FUNDSMANAGER 50%
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                                  ---------------------------------  --------------------------------
                                        2013             2012              2013          2012 (a)
                                  ---------------  ----------------  ---------------  ---------------

Units beginning of year.........        3,911,529         4,479,503        2,486,441               --
Units issued and transferred
   from other funding options...          184,750           171,820        7,047,593        2,534,046
Units redeemed and transferred
   to other funding options.....        (633,132)         (739,794)        (171,442)         (47,605)
                                  ---------------  ----------------  ---------------  ---------------
Units end of year...............        3,463,147         3,911,529        9,362,592        2,486,441
                                  ===============  ================  ===============  ===============



                                    FIDELITY VIP FUNDSMANAGER 60%           FIDELITY VIP GROWTH
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                                  ---------------------------------  ---------------------------------
                                        2013              2012             2013              2012
                                  ----------------  ---------------  ----------------  ---------------

Units beginning of year.........        24,954,232       20,820,080         1,633,959        1,783,529
Units issued and transferred
   from other funding options...            89,987        5,611,397            63,646           82,916
Units redeemed and transferred
   to other funding options.....       (1,013,152)      (1,477,245)         (207,742)        (232,486)
                                  ----------------  ---------------  ----------------  ---------------
Units end of year...............        24,031,067       24,954,232         1,489,863        1,633,959
                                  ================  ===============  ================  ===============


                                       FIDELITY VIP INVESTMENT                 FIDELITY VIP
                                             GRADE BOND                        MONEY MARKET
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                                  ---------------------------------  ---------------------------------
                                        2013              2012             2013              2012
                                  ----------------  ---------------  ----------------  ---------------

Units beginning of year.........           686,159          691,358           548,892          786,743
Units issued and transferred
   from other funding options...            67,669          122,670         8,247,448        7,746,136
Units redeemed and transferred
   to other funding options.....         (226,345)        (127,869)       (8,124,747)      (7,983,987)
                                  ----------------  ---------------  ----------------  ---------------
Units end of year...............           527,483          686,159           671,593          548,892
                                  ================  ===============  ================  ===============

                                      MIST ALLIANCEBERNSTEIN               MIST AMERICAN FUNDS
                                     GLOBAL DYNAMIC ALLOCATION             BALANCED ALLOCATION
                                        INVESTMENT DIVISION                INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                       2013              2012             2013             2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........      110,036,076       49,226,036       63,563,060       64,521,397
Units issued and transferred
   from other funding options...       39,287,576       66,910,567        6,149,066        6,555,285
Units redeemed and transferred
   to other funding options.....     (15,412,324)      (6,100,527)      (6,171,258)      (7,513,622)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............      133,911,328      110,036,076       63,540,868       63,563,060
                                  ===============  ===============  ===============  ===============


                                         MIST AMERICAN FUNDS                  MIST AMERICAN
                                          GROWTH ALLOCATION                   FUNDS GROWTH
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                        2013             2012             2013            2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........       32,742,900       34,204,304       30,680,594       30,941,763
Units issued and transferred
   from other funding options...        4,646,604        4,136,839        3,889,909        5,324,914
Units redeemed and transferred
   to other funding options.....      (4,186,400)      (5,598,243)      (5,963,561)      (5,586,083)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............       33,203,104       32,742,900       28,606,942       30,680,594
                                  ===============  ===============  ===============  ===============


                                        MIST AMERICAN FUNDS                 MIST AQR GLOBAL
                                        MODERATE ALLOCATION                  RISK BALANCED
                                        INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                       2013             2012             2013             2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........       82,535,523       85,202,020      149,868,893       56,432,487
Units issued and transferred
   from other funding options...        5,513,752        7,327,964       52,932,846      100,576,032
Units redeemed and transferred
   to other funding options.....      (9,314,385)      (9,994,461)     (50,072,172)      (7,139,626)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............       78,734,890       82,535,523      152,729,567      149,868,893
                                  ===============  ===============  ===============  ===============

                                        MIST BLACKROCK GLOBAL                 MIST BLACKROCK
                                         TACTICAL STRATEGIES                  LARGE CAP CORE
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                                  ---------------------------------  ---------------------------------
                                        2013             2012              2013             2012
                                  ---------------  ----------------  ---------------  ----------------

Units beginning of year.........      155,272,874        74,095,325       18,667,832        20,393,863
Units issued and transferred
   from other funding options...       48,288,473        91,329,287        1,338,756         1,856,662
Units redeemed and transferred
   to other funding options.....     (26,487,005)      (10,151,738)      (3,061,655)       (3,582,693)
                                  ---------------  ----------------  ---------------  ----------------
Units end of year...............      177,074,342       155,272,874       16,944,933        18,667,832
                                  ===============  ================  ===============  ================



                                             VARIABLE B                        VARIABLE C
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  ---------------------------------
                                        2013            2012              2013             2012
                                  ---------------  ---------------  ---------------  ----------------

Units beginning of year.........           79,487           86,527            6,144             6,155
Units issued and transferred
   from other funding options...            8,226            5,170               --                --
Units redeemed and transferred
   to other funding options.....         (20,474)         (12,210)          (1,543)              (11)
                                  ---------------  ---------------  ---------------  ----------------
Units end of year...............           67,239           79,487            4,601             6,144
                                  ===============  ===============  ===============  ================


                                            MIST CLARION                    MIST CLEARBRIDGE
                                         GLOBAL REAL ESTATE               AGGRESSIVE GROWTH II
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                        2013            2012              2013            2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........       14,778,284       16,016,738        2,129,155        2,221,380
Units issued and transferred
   from other funding options...        3,531,086        2,348,265          295,527          488,726
Units redeemed and transferred
   to other funding options.....      (3,407,071)      (3,586,719)        (560,717)        (580,951)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............       14,902,299       14,778,284        1,863,965        2,129,155
                                  ===============  ===============  ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.
(d) For the period November 12, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                         MIST CLEARBRIDGE                  MIST HARRIS OAKMARK
                                         AGGRESSIVE GROWTH                    INTERNATIONAL
                                        INVESTMENT DIVISION                INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                       2013              2012             2013             2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........       10,346,560       10,567,586       22,574,267       24,605,233
Units issued and transferred
   from other funding options...        7,742,865        3,135,922        5,113,365        4,633,553
Units redeemed and transferred
   to other funding options.....      (4,723,186)      (3,356,948)      (5,648,494)      (6,664,519)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............       13,366,239       10,346,560       22,039,138       22,574,267
                                  ===============  ===============  ===============  ===============


                                            MIST INVESCO                      MIST INVESCO
                                      BALANCED-RISK ALLOCATION                MID CAP VALUE
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  -------------------------------
                                        2013           2012 (b)           2013          2012 (b)
                                  ---------------  ---------------  ---------------  --------------

Units beginning of year.........      250,325,881               --       17,602,268              --
Units issued and transferred
   from other funding options...      266,812,669      257,675,648        1,720,382      20,382,431
Units redeemed and transferred
   to other funding options.....    (106,100,893)      (7,349,767)      (3,779,380)     (2,780,163)
                                  ---------------  ---------------  ---------------  --------------
Units end of year...............      411,037,657      250,325,881       15,543,270      17,602,268
                                  ===============  ===============  ===============  ==============


                                           MIST INVESCO                      MIST JPMORGAN
                                         SMALL CAP GROWTH                      CORE BOND
                                        INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                       2013             2012             2013             2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........        2,132,933        2,324,510        7,951,315        7,359,866
Units issued and transferred
   from other funding options...          683,973          470,334       18,185,648        2,420,909
Units redeemed and transferred
   to other funding options.....        (721,826)        (661,911)     (17,877,502)      (1,829,460)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............        2,095,080        2,132,933        8,259,461        7,951,315
                                  ===============  ===============  ===============  ===============

                                            MIST JPMORGAN                     MIST JPMORGAN
                                      GLOBAL ACTIVE ALLOCATION               SMALL CAP VALUE
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                        2013           2012 (b)           2013             2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........      169,274,406               --        1,099,067        1,077,146
Units issued and transferred
   from other funding options...      359,489,221      174,607,084          234,012          275,802
Units redeemed and transferred
   to other funding options.....     (48,649,208)      (5,332,678)        (322,624)        (253,881)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............      480,114,419      169,274,406        1,010,455        1,099,067
                                  ===============  ===============  ===============  ===============


                                        MIST LOOMIS SAYLES                 MIST LORD ABBETT
                                          GLOBAL MARKETS                    BOND DEBENTURE
                                        INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                       2013             2012             2013             2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........        1,933,869        1,855,860       13,293,853       14,072,935
Units issued and transferred
   from other funding options...        7,679,843          743,857        3,261,906        2,555,225
Units redeemed and transferred
   to other funding options.....      (1,901,930)        (665,848)      (3,556,555)      (3,334,307)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............        7,711,782        1,933,869       12,999,204       13,293,853
                                  ===============  ===============  ===============  ===============


                                        MIST MET/EATON VANCE                MIST MET/FRANKLIN
                                            FLOATING RATE               LOW DURATION TOTAL RETURN
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                        2013             2012             2013            2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........          680,624          581,745        1,503,596          678,926
Units issued and transferred
   from other funding options...        1,230,133          300,624        7,743,787        1,682,490
Units redeemed and transferred
   to other funding options.....        (354,890)        (201,745)      (1,626,102)        (857,820)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............        1,555,867          680,624        7,621,281        1,503,596
                                  ===============  ===============  ===============  ===============

                                         MIST MET/TEMPLETON                   MIST METLIFE
                                         INTERNATIONAL BOND                AGGRESSIVE STRATEGY
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                        2013             2012             2013            2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........          643,048          586,262        9,769,796        9,693,030
Units issued and transferred
   from other funding options...          204,760          190,431        8,174,721        1,937,566
Units redeemed and transferred
   to other funding options.....        (191,414)        (133,645)      (5,628,901)      (1,860,800)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............          656,394          643,048       12,315,616        9,769,796
                                  ===============  ===============  ===============  ===============


                                                                       MIST METLIFE          MIST METLIFE MULTI-INDEX
                                    MIST METLIFE BALANCED PLUS        GROWTH STRATEGY              TARGETED RISK
                                        INVESTMENT DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION
                                  --------------------------------  -------------------  --------------------------------
                                       2013              2012            2013 (c)              2013           2012 (d)
                                  ---------------  ---------------  -------------------  ---------------  ---------------

Units beginning of year.........      146,453,494       64,032,367                --           6,808,899               --
Units issued and transferred
   from other funding options...      104,343,735       89,719,058         7,142,714         234,247,693        6,840,315
Units redeemed and transferred
   to other funding options.....     (18,031,434)      (7,297,931)         (653,578)         (9,801,630)         (31,416)
                                  ---------------  ---------------  -------------------  ---------------  ---------------
Units end of year...............      232,765,795      146,453,494         6,489,136         231,254,962        6,808,899
                                  ===============  ===============  ===================  ===============  ===============


                                          MIST MFS EMERGING
                                           MARKETS EQUITY
                                         INVESTMENT DIVISION
                                  --------------------------------
                                        2013            2012
                                  ---------------  ---------------

Units beginning of year.........        4,236,736        4,108,037
Units issued and transferred
   from other funding options...        1,532,103        1,018,318
Units redeemed and transferred
   to other funding options.....      (1,016,679)        (889,619)
                                  ---------------  ---------------
Units end of year...............        4,752,160        4,236,736
                                  ===============  ===============

                                         MIST MFS RESEARCH               MIST MORGAN STANLEY                MIST OPPENHEIMER
                                           INTERNATIONAL                   MID CAP GROWTH                     GLOBAL EQUITY
                                        INVESTMENT DIVISION              INVESTMENT DIVISION               INVESTMENT DIVISION
                                  ------------------------------  --------------------------------  --------------------------------
                                       2013            2012             2013             2012             2013             2012
                                  --------------  --------------  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........      17,677,847      19,673,406       20,975,481       23,184,585       10,404,769       11,458,967
Units issued and transferred
   from other funding options...       1,756,040       2,239,537        1,650,626        2,531,911       16,470,254        1,481,210
Units redeemed and transferred
   to other funding options.....     (3,368,341)     (4,235,096)      (4,101,001)      (4,741,015)     (13,340,997)      (2,535,408)
                                  --------------  --------------  ---------------  ---------------  ---------------  ---------------
Units end of year...............      16,065,546      17,677,847       18,525,106       20,975,481       13,534,026       10,404,769
                                  ==============  ==============  ===============  ===============  ===============  ===============


                                        MIST PIMCO INFLATION
                                           PROTECTED BOND                MIST PIMCO TOTAL RETURN
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                        2013             2012             2013            2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........       42,379,551       39,768,473       69,856,684       69,538,746
Units issued and transferred
   from other funding options...       10,453,900       12,798,628       15,409,438       14,884,385
Units redeemed and transferred
   to other funding options.....     (14,877,025)     (10,187,550)     (17,305,624)     (14,566,447)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............       37,956,426       42,379,551       67,960,498       69,856,684
                                  ===============  ===============  ===============  ===============


                                           MIST PIONEER
                                         STRATEGIC INCOME
                                        INVESTMENT DIVISION
                                  --------------------------------
                                       2013             2012
                                  ---------------  ---------------

Units beginning of year.........        2,454,674        2,135,286
Units issued and transferred
   from other funding options...          803,026          884,420
Units redeemed and transferred
   to other funding options.....        (828,739)        (565,032)
                                  ---------------  ---------------
Units end of year...............        2,428,961        2,454,674
                                  ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.
(d) For the period November 12, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                           MIST PYRAMIS              MIST PYRAMIS               MIST SCHRODERS
                                         GOVERNMENT INCOME           MANAGED RISK             GLOBAL MULTI-ASSET
                                        INVESTMENT DIVISION       INVESTMENT DIVISION         INVESTMENT DIVISION
                                  ------------------------------  -------------------  --------------------------------
                                       2013            2012            2013 (c)              2013           2012 (b)
                                  --------------  --------------  -------------------  ---------------  ---------------

Units beginning of year.........      54,809,703      18,617,176                 --        121,622,449               --
Units issued and transferred
   from other funding options...      19,744,977      42,564,339          5,665,358        222,931,496      125,006,866
Units redeemed and transferred
   to other funding options.....    (22,124,083)     (6,371,812)          (340,873)       (36,719,500)      (3,384,417)
                                  --------------  --------------  -------------------  ---------------  ---------------
Units end of year...............      52,430,597      54,809,703          5,324,485        307,834,445      121,622,449
                                  ==============  ==============  ===================  ===============  ===============


                                        MIST SSGA GROWTH AND
                                             INCOME ETF                   MIST SSGA GROWTH ETF
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                        2013             2012             2013            2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........       70,205,649       69,044,794        9,321,683        8,738,265
Units issued and transferred
   from other funding options...        5,418,606        9,650,667        3,190,028        3,233,040
Units redeemed and transferred
   to other funding options.....      (8,532,024)      (8,489,812)      (2,131,028)      (2,649,622)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............       67,092,231       70,205,649       10,380,683        9,321,683
                                  ===============  ===============  ===============  ===============


                                        MIST T. ROWE PRICE
                                          MID CAP GROWTH
                                        INVESTMENT DIVISION
                                  --------------------------------
                                       2013             2012
                                  ---------------  ---------------

Units beginning of year.........       26,770,501       28,074,170
Units issued and transferred
   from other funding options...        5,619,529        5,030,132
Units redeemed and transferred
   to other funding options.....      (6,440,049)      (6,333,801)
                                  ---------------  ---------------
Units end of year...............       25,949,981       26,770,501
                                  ===============  ===============

                                          MIST THIRD AVENUE                 MSF BAILLIE GIFFORD
                                           SMALL CAP VALUE                  INTERNATIONAL STOCK
                                         INVESTMENT DIVISION                INVESTMENT DIVISION
                                  ---------------------------------  --------------------------------
                                        2013             2012              2013             2012
                                  ----------------  ---------------  ---------------  ---------------

Units beginning of year.........           650,739          611,373       12,744,728       14,325,010
Units issued and transferred
   from other funding options...           120,750          138,841        1,138,622        1,353,198
Units redeemed and transferred
   to other funding options.....          (94,327)         (99,475)      (2,379,903)      (2,933,480)
                                  ----------------  ---------------  ---------------  ---------------
Units end of year...............           677,162          650,739       11,503,447       12,744,728
                                  ================  ===============  ===============  ===============


                                           MSF BARCLAYS                       MSF BLACKROCK
                                       AGGREGATE BOND INDEX                    BOND INCOME
                                        INVESTMENT DIVISION                INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                       2013              2012             2013            2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........       67,675,314       67,360,242       12,916,416       13,863,749
Units issued and transferred
   from other funding options...       16,575,033       14,038,032        1,565,870        1,718,390
Units redeemed and transferred
   to other funding options.....     (12,809,454)     (13,722,960)      (2,527,556)      (2,665,723)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............       71,440,893       67,675,314       11,954,730       12,916,416
                                  ===============  ===============  ===============  ===============


                                            MSF BLACKROCK                    MSF BLACKROCK
                                        CAPITAL APPRECIATION                  DIVERSIFIED
                                         INVESTMENT DIVISION              INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                        2013             2012            2013             2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........        9,513,547       10,497,393       16,477,433       18,361,628
Units issued and transferred
   from other funding options...          709,674        1,159,171          623,999          784,232
Units redeemed and transferred
   to other funding options.....      (2,165,821)      (2,143,017)      (2,210,015)      (2,668,427)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............        8,057,400        9,513,547       14,891,417       16,477,433
                                  ===============  ===============  ===============  ===============

                                           MSF BLACKROCK                   MSF BLACKROCK
                                          LARGE CAP VALUE                  MONEY MARKET               MSF DAVIS VENTURE VALUE
                                        INVESTMENT DIVISION             INVESTMENT DIVISION             INVESTMENT DIVISION
                                  ------------------------------  ------------------------------  ------------------------------
                                       2013            2012            2013            2012            2013            2012
                                  --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year.........      17,523,603      18,527,061       6,582,029       7,581,515      20,783,231      23,022,534
Units issued and transferred
   from other funding options...       3,262,101       3,128,157       2,674,349       3,155,623       1,598,509       1,831,314
Units redeemed and transferred
   to other funding options.....     (4,232,755)     (4,131,615)     (3,051,036)     (4,155,109)     (4,067,498)     (4,070,617)
                                  --------------  --------------  --------------  --------------  --------------  --------------
Units end of year...............      16,552,949      17,523,603       6,205,342       6,582,029      18,314,242      20,783,231
                                  ==============  ==============  ==============  ==============  ==============  ==============


                                            MSF FRONTIER
                                           MID CAP GROWTH                  MSF JENNISON GROWTH
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                        2013             2012             2013             2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........       11,188,890       12,356,496       24,173,265       15,846,735
Units issued and transferred
   from other funding options...          480,255          838,461        4,116,713       15,949,377
Units redeemed and transferred
   to other funding options.....      (1,642,043)      (2,006,067)      (7,842,532)      (7,622,847)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............       10,027,102       11,188,890       20,447,446       24,173,265
                                  ===============  ===============  ===============  ===============


                                          MSF LOOMIS SAYLES
                                           SMALL CAP CORE
                                         INVESTMENT DIVISION
                                  --------------------------------
                                        2013             2012
                                  ---------------  ---------------

Units beginning of year.........        6,753,486        7,753,152
Units issued and transferred
   from other funding options...          702,372          630,485
Units redeemed and transferred
   to other funding options.....      (1,342,110)      (1,630,151)
                                  ---------------  ---------------
Units end of year...............        6,113,748        6,753,486
                                  ===============  ===============

                                          MSF LOOMIS SAYLES                 MSF MET/ARTISAN
                                          SMALL CAP GROWTH                   MID CAP VALUE
                                         INVESTMENT DIVISION              INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                        2013             2012            2013             2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........        3,652,206        4,424,648        8,082,313        9,138,238
Units issued and transferred
   from other funding options...        1,424,902          561,427        1,087,014          966,064
Units redeemed and transferred
   to other funding options.....      (1,279,367)      (1,333,869)      (1,834,134)      (2,021,989)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............        3,797,741        3,652,206        7,335,193        8,082,313
                                  ===============  ===============  ===============  ===============


                                         MSF MET/DIMENSIONAL                   MSF METLIFE
                                     INTERNATIONAL SMALL COMPANY         CONSERVATIVE ALLOCATION
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  ---------------------------------
                                        2013             2012             2013             2012
                                  ---------------  ---------------  ----------------  ---------------

Units beginning of year.........          283,529          284,129        43,441,164       40,920,905
Units issued and transferred
   from other funding options...          139,011           76,259         6,814,995       10,391,240
Units redeemed and transferred
   to other funding options.....        (141,787)         (76,859)      (11,010,990)      (7,870,981)
                                  ---------------  ---------------  ----------------  ---------------
Units end of year...............          280,753          283,529        39,245,169       43,441,164
                                  ===============  ===============  ================  ===============


                                      MSF METLIFE CONSERVATIVE                 MSF METLIFE
                                       TO MODERATE ALLOCATION              MID CAP STOCK INDEX
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                        2013             2012             2013            2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........      105,124,056      105,687,728       21,893,382       23,078,700
Units issued and transferred
   from other funding options...       10,652,716       15,333,313        4,298,417        3,950,201
Units redeemed and transferred
   to other funding options.....     (15,619,476)     (15,896,985)      (5,337,669)      (5,135,519)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............      100,157,296      105,124,056       20,854,130       21,893,382
                                  ===============  ===============  ===============  ===============

(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.
(d) For the period November 12, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                             MSF METLIFE                  MSF METLIFE MODERATE
                                         MODERATE ALLOCATION            TO AGGRESSIVE ALLOCATION
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                        2013             2012             2013             2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........      298,818,839      307,124,843      129,396,377      136,308,678
Units issued and transferred
   from other funding options...       26,174,852       27,022,083       11,830,845       11,376,066
Units redeemed and transferred
   to other funding options.....     (33,564,237)     (35,328,087)     (16,088,224)     (18,288,367)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............      291,429,454      298,818,839      125,138,998      129,396,377
                                  ===============  ===============  ===============  ===============



                                      MSF METLIFE STOCK INDEX            MSF MFS TOTAL RETURN
                                        INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                       2013             2012             2013             2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........       59,173,051       64,969,064        5,978,496        6,944,475
Units issued and transferred
   from other funding options...        4,714,763        6,623,452          586,725          547,775
Units redeemed and transferred
   to other funding options.....     (10,874,918)     (12,419,465)      (1,107,168)      (1,513,754)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............       53,012,896       59,173,051        5,458,053        5,978,496
                                  ===============  ===============  ===============  ===============



                                            MSF MFS VALUE                  MSF MSCI EAFE INDEX
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                        2013             2012             2013             2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........       21,031,945       22,395,513       36,718,700       38,516,192
Units issued and transferred
   from other funding options...       46,684,089        3,611,574        4,728,494        6,587,704
Units redeemed and transferred
   to other funding options.....     (38,700,474)      (4,975,142)      (7,216,504)      (8,385,196)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............       29,015,560       21,031,945       34,230,690       36,718,700
                                  ===============  ===============  ===============  ===============


                                            MSF NEUBERGER
                                           BERMAN GENESIS                MSF RUSSELL 2000 INDEX
                                         INVESTMENT DIVISION               INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                        2013             2012             2013            2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........       14,721,611       16,685,101       14,020,186       14,971,453
Units issued and transferred
   from other funding options...        4,070,379        1,474,144        2,749,581        3,097,031
Units redeemed and transferred
   to other funding options.....      (3,405,897)      (3,437,634)      (3,742,243)      (4,048,298)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............       15,386,093       14,721,611       13,027,524       14,020,186
                                  ===============  ===============  ===============  ===============



                                         MSF T. ROWE PRICE                  MSF T. ROWE PRICE
                                         LARGE CAP GROWTH                   SMALL CAP GROWTH
                                        INVESTMENT DIVISION                INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                       2013             2012              2013             2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........       11,787,393       12,337,838       13,154,613       14,031,031
Units issued and transferred
   from other funding options...       12,810,542        2,965,900        2,715,901        2,267,606
Units redeemed and transferred
   to other funding options.....      (4,847,467)      (3,516,345)      (3,059,487)      (3,144,024)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............       19,750,468       11,787,393       12,811,027       13,154,613
                                  ===============  ===============  ===============  ===============


                                                                           MSF WESTERN ASSET
                                         MSF VAN ECK GLOBAL              MANAGEMENT STRATEGIC
                                          NATURAL RESOURCES               BOND OPPORTUNITIES
                                         INVESTMENT DIVISION              INVESTMENT DIVISION
                                  --------------------------------  --------------------------------
                                        2013             2012            2013             2012
                                  ---------------  ---------------  ---------------  ---------------

Units beginning of year.........        2,611,674        2,291,756       10,345,790       11,333,345
Units issued and transferred
   from other funding options...          493,172          905,275        1,556,432        1,681,775
Units redeemed and transferred
   to other funding options.....        (698,230)        (585,357)      (2,675,384)      (2,669,330)
                                  ---------------  ---------------  ---------------  ---------------
Units end of year...............        2,406,616        2,611,674        9,226,838       10,345,790
                                  ===============  ===============  ===============  ===============

                                                MSF WESTERN
                                             ASSET MANAGEMENT
                                              U.S. GOVERNMENT
                                            INVESTMENT DIVISION
                                      -------------------------------
                                           2013             2012
                                      ---------------  --------------

Units beginning of year.............       13,148,516      14,053,184
Units issued and transferred
   from other funding options.......        2,166,563       2,410,173
Units redeemed and transferred
   to other funding options.........      (3,058,828)     (3,314,841)
                                      ---------------  --------------
Units end of year...................       12,256,251      13,148,516
                                      ===============  ==============


(a) For the period July 23, 2012 to December 31, 2012.
(b) For the period April 30, 2012 to December 31, 2012.
(c) For the period April 29, 2013 to December 31, 2013.
(d) For the period November 12, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, series, or portfolio for the respective stated periods in the five years ended December 31, 2013:

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ----------------  -------------
  American Funds Bond            2013     6,618,957     14.30 - 19.64    113,016,439
     Investment Division         2012     7,263,481     15.00 - 20.21    128,509,424
                                 2011     7,776,072     14.60 - 19.30    132,354,078
                                 2010     8,896,331     14.11 - 18.31    144,729,120
                                 2009     9,420,222     13.60 - 17.31    146,076,081

  American Funds Global Small    2013    16,907,172      3.54 - 40.47    588,501,415
     Capitalization Investment   2012    18,635,787      2.81 - 31.78    512,261,353
     Division                    2011    20,869,442      2.41 - 27.10    488,925,353
                                 2010    21,870,431      3.03 - 33.77    638,167,766
                                 2009    22,146,914      2.52 - 27.79    528,416,498

  American Funds Growth          2013     5,377,037     1.20 - 268.43  1,121,813,455
     Investment Division         2012     6,029,312    15.10 - 207.87    978,263,065
                                 2011     6,775,576    12.97 - 177.66    943,068,284
                                 2010     7,571,854    13.72 - 186.99  1,104,322,652
                                 2009     8,261,553    11.70 - 158.74  1,020,275,073

  American Funds                 2013     5,897,170    14.54 - 187.57    866,506,820
     Growth-Income Investment    2012     6,519,347    11.07 - 141.56    728,354,448
     Division                    2011     7,279,154     9.58 - 121.41    689,767,422
                                 2010     7,599,619     9.91 - 124.60    738,591,508
                                 2009     7,531,106     9.04 - 112.66    664,724,752

  Calvert VP SRI Balanced        2013     1,581,457     28.27 - 37.66     56,643,458
     Investment Division         2012     1,676,537     24.33 - 32.31     51,646,891
                                 2011     1,762,417     22.36 - 29.60     49,903,373
                                 2010     1,850,748     21.72 - 28.66     50,866,287
                                 2009     1,901,894     19.68 - 25.89     47,408,049

  Calvert VP SRI Mid Cap         2013       285,572     49.72 - 49.74     14,202,309
     Growth Investment Division  2012       319,337     38.64 - 38.65     12,341,511
                                 2011       338,107     33.41 - 33.42     11,298,697
                                 2010       371,121     32.96 - 32.97     12,234,406
                                 2009       370,911             25.31      9,388,607

  Fidelity VIP Equity-Income     2013     3,463,147      8.01 - 65.15     95,223,008
     Investment Division         2012     3,911,529      6.34 - 51.32     81,994,570
                                 2011     4,479,503      5.48 - 44.17     78,185,094
                                 2010     5,189,262      5.50 - 44.15     91,649,413
                                 2009     6,023,263      4.84 - 38.71     88,951,615

  Fidelity VIP FundsManager      2013     9,362,592     12.73 - 12.88    120,060,165
     50% Investment Division     2012     2,486,441     11.31 - 11.42     28,315,173
     (Commenced 7/23/2012)

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  American Funds Bond            2013      1.73          0.65 - 2.55      (4.62) - (2.79)
     Investment Division         2012      2.43          0.50 - 2.55          2.71 - 4.69
                                 2011      2.88          0.50 - 2.55          3.44 - 5.42
                                 2010      2.96          0.50 - 2.55          3.76 - 5.75
                                 2009      3.27          0.50 - 2.55         9.76 - 11.88

  American Funds Global Small    2013      0.87          0.65 - 2.55        25.05 - 27.45
     Capitalization Investment   2012      1.34          0.50 - 2.55        15.19 - 17.41
     Division                    2011      1.34          0.50 - 2.55    (21.18) - (19.67)
                                 2010      1.73          0.50 - 2.55        19.33 - 21.62
                                 2009      0.29          0.50 - 2.55        57.24 - 60.26

  American Funds Growth          2013      0.92          0.65 - 2.55        18.89 - 29.26
     Investment Division         2012      0.78          0.50 - 2.55        14.91 - 17.13
                                 2011      0.60          0.50 - 2.55      (6.68) - (4.89)
                                 2010      0.71          0.50 - 2.55        15.70 - 17.91
                                 2009      0.67          0.50 - 2.55        35.90 - 38.52

  American Funds                 2013      1.34          0.65 - 2.55        30.14 - 32.64
     Growth-Income Investment    2012      1.59          0.50 - 2.55        14.51 - 16.72
     Division                    2011      1.54          0.50 - 2.55      (4.30) - (2.47)
                                 2010      1.51          0.50 - 2.55         8.62 - 10.71
                                 2009      1.65          0.50 - 2.55        27.94 - 30.40

  Calvert VP SRI Balanced        2013      1.04          0.50 - 1.55        16.19 - 17.41
     Investment Division         2012      1.21          0.50 - 1.55          8.80 - 9.96
                                 2011      1.29          0.50 - 1.55          2.96 - 4.04
                                 2010      1.43          0.50 - 1.55        10.37 - 11.54
                                 2009      2.21          0.50 - 1.55        23.36 - 24.67

  Calvert VP SRI Mid Cap         2013        --                 0.95        28.68 - 28.69
     Growth Investment Division  2012        --                 0.95                15.65
                                 2011        --                 0.95                 1.37
                                 2010        --                 0.95                30.24
                                 2009        --                 0.95        30.77 - 30.78

  Fidelity VIP Equity-Income     2013      2.47          0.95 - 1.35        26.43 - 26.95
     Investment Division         2012      3.08          0.95 - 1.35        15.73 - 16.20
                                 2011      2.34          0.95 - 1.35        (0.38) - 0.03
                                 2010      1.80          0.95 - 1.35        13.62 - 14.07
                                 2009      2.29          0.95 - 1.35        28.45 - 28.99

  Fidelity VIP FundsManager      2013      1.56          1.90 - 2.05        12.57 - 12.74
     50% Investment Division     2012      2.68          1.90 - 2.05          4.04 - 4.11
     (Commenced 7/23/2012)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  Fidelity VIP FundsManager          2013    24,031,067    12.05 - 12.16     291,255,733
     60% Investment Division         2012    24,954,232    10.37 - 10.45     260,007,961
     (Commenced 10/15/2009)          2011    20,820,080      9.48 - 9.54     198,202,397
                                     2010    10,055,976      9.88 - 9.93      99,633,507
                                     2009        28,017      8.87 - 8.90         248,942

  Fidelity VIP Growth                2013     1,489,863    64.30 - 64.31      95,812,868
     Investment Division             2012     1,633,959    47.61 - 47.62      77,803,882
                                     2011     1,783,529            41.91      74,754,203
                                     2010     2,111,729    42.22 - 42.23      89,166,883
                                     2009     2,292,307    34.32 - 34.33      78,687,001

  Fidelity VIP Investment            2013       527,483    31.58 - 31.59      16,664,039
     Grade Bond                      2012       686,159    32.46 - 32.47      22,278,308
     Investment Division             2011       691,358            30.95      21,398,778
                                     2010       761,081            29.11      22,154,719
                                     2009       794,594            27.26      21,659,031

  Fidelity VIP Money Market          2013       671,593    10.50 - 16.57      10,057,109
     Investment Division             2012       548,892    10.71 - 16.72       8,724,752
                                     2011       786,743    10.92 - 16.86      12,168,038
                                     2010       766,151    11.14 - 17.00      12,251,820
                                     2009       942,138    11.34 - 17.12      15,639,330

  MIST AllianceBernstein             2013   133,911,328    11.35 - 11.66   1,557,670,400
     Global Dynamic Allocation       2012   110,036,076    10.41 - 10.61   1,165,993,492
     Investment Division             2011    49,226,036      9.70 - 9.75     479,791,726
     (Commenced 5/2/2011)

  MIST American Funds                2013    63,540,868     1.26 - 13.26     799,895,152
     Balanced Allocation             2012    63,563,060    10.24 - 11.22     683,639,223
     Investment Division             2011    64,521,397      9.23 - 9.92     618,948,646
                                     2010    54,397,965     9.65 - 10.17     539,848,602
                                     2009    30,034,186      8.81 - 9.11     269,080,901

  MIST American Funds Growth         2013    33,203,104    11.86 - 13.15     417,519,485
     Allocation Investment           2012    32,742,900     9.70 - 10.56     333,268,561
     Division                        2011    34,204,304      8.55 - 9.14     303,484,652
                                     2010    35,239,687      9.18 - 9.64     332,353,082
                                     2009    32,850,723      8.28 - 8.54     276,545,341

  MIST American Funds Growth         2013    28,606,942    12.22 - 13.01     369,736,899
     Investment Division             2012    30,680,594     9.63 - 10.14     309,469,419
     (Commenced 11/7/2008            2011    30,941,763      8.39 - 8.74     269,245,330
     and began transactions in 2009) 2010    21,779,384      9.00 - 9.27     201,192,477
                                     2009     8,205,983      7.78 - 7.92      64,876,014

  MIST American Funds                2013    78,734,890    11.64 - 12.90     971,848,247
     Moderate Allocation             2012    82,535,523    10.49 - 11.42     908,733,316
     Investment Division             2011    85,202,020     9.69 - 10.36     857,229,344
                                     2010    75,010,392     9.89 - 10.39     762,782,012
                                     2009    46,032,309      9.21 - 9.50     431,332,093



                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                               INCOME          LOWEST TO         LOWEST TO
                                              RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -------------  ----------------  ----------------
  Fidelity VIP FundsManager          2013       1.16          1.90 - 2.05       16.21 - 16.38
     60% Investment Division         2012       1.50          1.90 - 2.05         9.33 - 9.49
     (Commenced 10/15/2009)          2011       1.89          1.90 - 2.05     (4.01) - (3.87)
                                     2010       2.44          1.90 - 2.05       11.32 - 11.49
                                     2009       1.19          1.90 - 2.05         0.07 - 0.09

  Fidelity VIP Growth                2013       0.29                 0.95       35.05 - 35.06
     Investment Division             2012       0.58                 0.95       13.60 - 13.61
                                     2011       0.34                 0.95              (0.74)
                                     2010       0.28                 0.95       23.00 - 23.01
                                     2009       0.45                 0.95       27.08 - 27.09

  Fidelity VIP Investment            2013       2.08                 0.95              (2.70)
     Grade Bond                      2012       2.35                 0.95                4.90
     Investment Division             2011       3.16                 0.95         6.32 - 6.33
                                     2010       3.50                 0.95                6.79
                                     2009       8.79                 0.95       14.63 - 14.64

  Fidelity VIP Money Market          2013       0.03          0.95 - 2.05     (2.01) - (0.91)
     Investment Division             2012       0.13          0.95 - 2.05     (1.93) - (0.81)
                                     2011       0.10          0.95 - 2.05     (1.94) - (0.83)
                                     2010       0.17          0.95 - 2.05     (1.82) - (0.70)
                                     2009       0.72          0.95 - 2.05     (0.39) - (0.22)

  MIST AllianceBernstein             2013       1.24          1.15 - 2.15         8.78 - 9.88
     Global Dynamic Allocation       2012       0.09          1.15 - 2.30         2.79 - 8.82
     Investment Division             2011       0.98          1.15 - 2.00     (3.01) - (2.47)
     (Commenced 5/2/2011)

  MIST American Funds                2013       1.35          0.50 - 2.30       15.84 - 18.14
     Balanced Allocation             2012       1.68          0.50 - 2.30       10.93 - 13.06
     Investment Division             2011       1.26          0.50 - 2.30     (4.34) - (2.43)
                                     2010       1.00          0.50 - 2.30        9.61 - 11.67
                                     2009         --          0.50 - 2.30       26.39 - 29.21

  MIST American Funds Growth         2013       0.99          0.50 - 2.30       22.26 - 24.48
     Allocation Investment           2012       1.20          0.50 - 2.30       13.50 - 15.58
     Division                        2011       1.12          0.50 - 2.30     (6.89) - (5.21)
                                     2010       0.88          0.50 - 2.30       10.91 - 12.92
                                     2009         --          0.50 - 2.30       31.00 - 33.36

  MIST American Funds Growth         2013       0.44          1.15 - 2.25       26.90 - 28.30
     Investment Division             2012       0.32          1.15 - 2.25       14.79 - 16.06
     (Commenced 11/7/2008            2011       0.34          1.15 - 2.25     (6.71) - (5.69)
     and began transactions in 2009) 2010       0.18          1.15 - 2.25       15.69 - 16.97
                                     2009         --          1.15 - 2.25       35.80 - 37.30

  MIST American Funds                2013       1.64          0.50 - 2.30       10.94 - 12.95
     Moderate Allocation             2012       2.04          0.50 - 2.30        8.31 - 10.28
     Investment Division             2011       1.54          0.50 - 2.30     (2.08) - (0.31)
                                     2010       1.41          0.50 - 2.30         7.40 - 9.36
                                     2009         --          0.50 - 2.30       20.59 - 22.79



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  MIST AQR Global Risk               2013   152,729,567    10.79 - 11.09   1,689,296,732
     Balanced Investment Division    2012   149,868,893    11.38 - 11.61   1,737,315,768
     (Commenced 5/2/2011)            2011    56,432,487    10.56 - 10.62     599,167,858

  MIST BlackRock Global              2013   177,074,342    10.98 - 11.28   1,991,834,922
     Tactical Strategies             2012   155,272,874    10.17 - 10.34   1,603,180,946
     Investment Division             2011    74,095,325      9.53 - 9.58     709,763,094
     (Commenced 5/2/2011)

  MIST BlackRock Large Cap           2013    16,944,933    9.43 - 122.31     739,787,013
     Core Investment Division        2012    18,667,832     7.12 - 91.54     616,700,346
                                     2011    20,393,863     6.37 - 81.12     607,789,646
                                     2010    20,665,064     6.44 - 81.32     657,439,675
                                     2009    21,088,063     5.80 - 72.68     639,219,543

  Variable B Investment              2013        67,239   62.90 - 218.97      13,976,724
     Division                        2012        79,487   46.73 - 164.31      12,413,480
                                     2011        86,527   39.85 - 145.99      12,494,159
                                     2010       103,828   39.93 - 146.66      14,265,716
                                     2009       122,189   35.69 - 131.40      15,078,294

  Variable C Investment              2013         4,601  218.97 - 288.01       1,246,820
     Division                        2012         6,144  164.31 - 213.98       1,223,254
                                     2011         6,155  145.99 - 188.23       1,080,417
                                     2010         6,244  146.66 - 187.23       1,092,411
                                     2009         6,758  131.40 - 166.08       1,044,718

  MIST Clarion Global Real           2013    14,902,299     2.97 - 18.38     253,186,000
     Estate Investment Division      2012    14,778,284     2.89 - 17.84     245,411,646
                                     2011    16,016,738     2.31 - 14.23     213,895,843
                                     2010    15,981,514     2.46 - 15.15     228,566,225
                                     2009    16,166,181     2.14 - 13.11     201,669,413

  MIST ClearBridge Aggressive        2013     1,863,965  163.36 - 424.64     423,765,631
     Growth II Investment Division   2012     2,129,155  129.79 - 331.03     379,819,842
                                     2011     2,221,380  108.42 - 271.25     326,899,919
                                     2010     2,367,336  119.99 - 294.59     380,880,175
                                     2009     2,084,776  112.23 - 270.33     309,364,810

  MIST ClearBridge Aggressive        2013    13,366,239     1.32 - 21.07     170,478,449
     Growth Investment Division      2012    10,346,560     0.92 - 14.58      93,505,262
                                     2011    10,567,586     0.78 - 12.38      81,432,355
                                     2010     3,935,646     0.77 - 12.07      29,795,656
                                     2009     3,431,934      0.63 - 9.83      21,068,292

  MIST Harris Oakmark                2013    22,039,138     2.82 - 30.88     597,907,512
     International Investment        2012    22,574,267     2.19 - 23.79     476,492,534
     Division                        2011    24,605,233     1.71 - 18.49     402,888,469
                                     2010    22,318,089     2.02 - 21.68     422,198,591
                                     2009    18,765,510     1.76 - 18.71     304,862,337

  MIST Invesco Balanced-Risk         2013   411,037,657      1.04 - 1.06     433,699,152
     Allocation Investment Division  2012   250,325,881      1.04 - 1.05     262,571,091
     (Commenced 4/30/2012)

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  MIST AQR Global Risk               2013      2.07          1.15 - 2.15      (5.45) - (4.50)
     Balanced Investment Division    2012      0.40          1.15 - 2.30          3.03 - 9.29
     (Commenced 5/2/2011)            2011      3.41          1.15 - 2.00          2.12 - 2.70

  MIST BlackRock Global              2013      1.33          1.15 - 2.15          7.96 - 9.05
     Tactical Strategies             2012        --          1.15 - 2.15          6.81 - 7.89
     Investment Division             2011      1.51          1.15 - 2.00      (4.68) - (4.14)
     (Commenced 5/2/2011)

  MIST BlackRock Large Cap           2013      1.40          0.42 - 2.22        31.42 - 33.61
     Core Investment Division        2012      1.18          0.42 - 2.22       (0.33) - 12.84
                                     2011      1.10        (0.08) - 2.30        (2.02) - 0.54
                                     2010      1.33        (0.08) - 2.30         9.90 - 12.73
                                     2009      1.76          0.50 - 2.30        16.49 - 18.60

  Variable B Investment              2013      1.47        (0.08) - 0.92        33.26 - 34.60
     Division                        2012      1.22        (0.08) - 0.92        12.55 - 17.29
                                     2011      1.12        (0.08) - 1.00      (0.46) - (0.21)
                                     2010      1.36        (0.08) - 1.00        11.62 - 11.89
                                     2009      1.65                 1.00        18.25 - 18.55

  Variable C Investment              2013      1.45        (0.08) - 0.92        33.26 - 34.60
     Division                        2012      1.19        (0.08) - 0.92        12.55 - 13.68
                                     2011      1.10        (0.08) - 1.00        (0.46) - 0.54
                                     2010      1.37        (0.08) - 1.00        11.62 - 12.73
                                     2009      1.62                 1.00        18.25 - 19.43

  MIST Clarion Global Real           2013      6.76          0.50 - 2.30          1.19 - 3.09
     Estate Investment Division      2012      2.07          0.50 - 2.30        23.11 - 25.48
                                     2011      3.87          0.50 - 2.30      (7.73) - (5.89)
                                     2010      8.23          0.50 - 2.30        13.47 - 15.53
                                     2009      3.29          0.50 - 2.30        31.67 - 34.24

  MIST ClearBridge Aggressive        2013      0.61          0.50 - 2.30        25.86 - 28.28
     Growth II Investment Division   2012      0.24          0.50 - 2.30        19.72 - 22.04
                                     2011      1.69          0.50 - 2.30      (9.64) - (7.92)
                                     2010      1.59          0.50 - 2.30          6.91 - 8.97
                                     2009        --          0.50 - 2.30        39.61 - 42.29

  MIST ClearBridge Aggressive        2013      0.25          0.95 - 2.30        13.14 - 44.54
     Growth Investment Division      2012      0.07          0.95 - 2.30        15.80 - 17.69
                                     2011      0.02          0.95 - 2.30        (9.19) - 2.58
                                     2010      0.03          0.95 - 2.30        20.97 - 22.89
                                     2009      0.06          0.95 - 2.30        29.92 - 32.20

  MIST Harris Oakmark                2013      2.49          0.50 - 2.30        27.52 - 29.96
     International Investment        2012      1.61          0.50 - 2.30        26.30 - 28.63
     Division                        2011        --          0.50 - 2.30    (16.20) - (14.54)
                                     2010      1.89          0.50 - 2.30        13.77 - 15.92
                                     2009      7.37          0.50 - 2.30        51.54 - 54.46

  MIST Invesco Balanced-Risk         2013        --          1.15 - 2.10        (0.26) - 0.70
     Allocation Investment Division  2012      0.62          1.15 - 2.30          3.06 - 3.86
     (Commenced 4/30/2012)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  MIST Invesco Mid Cap Value         2013    15,543,270     3.37 - 38.34     517,780,861
     Investment Division             2012    17,602,268     2.62 - 29.57     454,279,856
     (Commenced 4/30/2012)

  MIST Invesco Small Cap             2013     2,095,080     2.52 - 27.91      52,424,234
     Growth Investment Division      2012     2,132,933     1.82 - 20.01      38,202,816
                                     2011     2,324,510     1.56 - 17.01      35,466,935
                                     2010     2,311,559     1.60 - 17.28      34,771,690
                                     2009     2,575,281     1.28 - 13.77      30,768,907

  MIST JPMorgan Core Bond            2013     8,259,461    10.18 - 10.84      88,832,323
     Investment Division             2012     7,951,315    10.74 - 11.31      89,292,265
     (Commenced 11/7/2008            2011     7,359,866    10.47 - 10.90      79,806,796
     and began transactions in 2009) 2010     5,961,314    10.12 - 10.43      61,894,293
                                     2009     1,987,475      9.79 - 9.94      19,704,304

  MIST JPMorgan Global Active        2013   480,114,419      1.14 - 1.15     553,137,848
     Allocation Investment Division  2012   169,274,406             1.05     177,914,120
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap            2013     1,010,455    18.31 - 19.79      19,791,903
     Value Investment Division       2012     1,099,067    14.06 - 15.07      16,406,071
     (Commenced 11/7/2008            2011     1,077,146    12.44 - 13.21      14,113,642
     and began transactions in 2009) 2010       657,621    14.17 - 14.91       9,722,885
                                     2009       238,413    12.13 - 12.65       2,992,834

  MIST Loomis Sayles Global          2013     7,711,782     1.44 - 17.20     128,415,699
     Markets Investment Division     2012     1,933,869    13.80 - 14.86      28,499,925
     (Commenced 11/7/2008            2011     1,855,860    12.07 - 12.85      23,690,465
     and began transactions in 2009) 2010     1,021,819    12.54 - 13.20      13,393,060
                                     2009       277,759    10.60 - 10.94       3,025,890

  MIST Lord Abbett Bond              2013    12,999,204     2.83 - 33.22     339,376,615
     Debenture Investment Division   2012    13,293,853     2.66 - 30.92     320,579,772
                                     2011    14,072,935     2.39 - 27.52     299,293,863
                                     2010    14,565,687     2.32 - 26.47     294,861,986
                                     2009    14,237,429     2.08 - 23.55     257,209,965

  MIST Met/Eaton Vance               2013     1,555,867    10.88 - 11.25      17,414,855
     Floating Rate Investment        2012       680,624    10.70 - 10.96       7,437,899
     Division (Commenced 5/3/2010)   2011       581,745    10.17 - 10.33       5,996,924
                                     2010       127,652    10.18 - 10.24       1,306,114

  MIST Met/Franklin Low              2013     7,621,281     9.86 - 10.27      76,708,364
     Duration Total Return           2012     1,503,596     9.94 - 10.21      15,151,477
     Investment Division             2011       678,926      9.72 - 9.80       6,635,667
     (Commenced 5/2/2011)

  MIST Met/Templeton                 2013       656,394    13.09 - 13.62       8,897,037
     International Bond              2012       643,048    13.22 - 13.64       8,734,807
     Investment Division             2011       586,262    11.80 - 12.07       7,057,738
     (Commenced 5/4/2009)            2010       363,350    12.08 - 12.25       4,442,866
                                     2009        64,135    10.85 - 10.92         699,311

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  MIST Invesco Mid Cap Value         2013      0.79          0.50 - 2.30        27.34 - 29.65
     Investment Division             2012        --          0.50 - 2.30          1.67 - 2.93
     (Commenced 4/30/2012)

  MIST Invesco Small Cap             2013      0.24          0.50 - 2.30        36.99 - 39.48
     Growth Investment Division      2012        --          0.50 - 2.30        15.53 - 17.64
                                     2011        --          0.50 - 2.30      (3.33) - (1.57)
                                     2010        --          0.50 - 2.30        23.32 - 25.55
                                     2009        --          0.50 - 2.30        30.78 - 33.15

  MIST JPMorgan Core Bond            2013      0.27          1.15 - 2.25      (4.89) - (3.86)
     Investment Division             2012      2.55          1.15 - 2.25          2.57 - 3.71
     (Commenced 11/7/2008            2011      2.15          1.15 - 2.25          3.44 - 4.58
     and began transactions in 2009) 2010      1.53          1.15 - 2.25          3.74 - 4.89
                                     2009        --          1.15 - 2.05         9.85 - 10.84

  MIST JPMorgan Global Active        2013      0.07          1.15 - 2.10          8.68 - 9.72
     Allocation Investment Division  2012      0.78          1.15 - 2.05          3.23 - 3.85
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap            2013      0.48          1.15 - 2.05        30.21 - 31.38
     Value Investment Division       2012      0.63          1.15 - 2.05        13.01 - 14.03
     (Commenced 11/7/2008            2011      1.42          1.15 - 2.05    (12.18) - (11.38)
     and began transactions in 2009) 2010      0.58          1.15 - 2.05        16.83 - 17.89
                                     2009      0.18          1.15 - 2.05        26.17 - 27.30

  MIST Loomis Sayles Global          2013      0.72          0.50 - 2.25        10.52 - 15.79
     Markets Investment Division     2012      2.37          1.15 - 2.25        14.32 - 15.59
     (Commenced 11/7/2008            2011      2.22          1.15 - 2.25      (3.67) - (2.61)
     and began transactions in 2009) 2010      2.23          1.15 - 2.25        19.30 - 20.62
                                     2009      0.16          1.15 - 2.00        38.04 - 39.22

  MIST Lord Abbett Bond              2013      6.65          0.50 - 2.30          5.52 - 7.44
     Debenture Investment Division   2012      7.19          0.50 - 2.30        10.37 - 12.38
                                     2011      5.99          0.50 - 2.30          2.09 - 3.94
                                     2010      6.21          0.50 - 2.30        10.40 - 12.40
                                     2009      7.15          0.50 - 2.30        33.66 - 36.09

  MIST Met/Eaton Vance               2013      3.11          1.15 - 2.05          1.73 - 2.65
     Floating Rate Investment        2012      3.27          1.15 - 2.05          5.14 - 6.10
     Division (Commenced 5/3/2010)   2011      2.13          1.15 - 2.05        (0.06) - 0.84
                                     2010        --          1.15 - 2.05          1.81 - 2.42

  MIST Met/Franklin Low              2013      0.94          0.50 - 2.05        (0.89) - 0.66
     Duration Total Return           2012      1.69          0.50 - 2.05          2.27 - 3.87
     Investment Division             2011        --          0.95 - 2.05      (2.63) - (1.92)
     (Commenced 5/2/2011)

  MIST Met/Templeton                 2013      1.97          1.15 - 2.00      (0.96) - (0.12)
     International Bond              2012      9.92          1.15 - 2.00        12.01 - 12.97
     Investment Division             2011      6.74          1.15 - 2.00      (2.30) - (1.47)
     (Commenced 5/4/2009)            2010      0.46          1.15 - 2.00        11.30 - 12.25
                                     2009        --          1.15 - 2.00          8.53 - 9.15

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  MIST MetLife Aggressive            2013    12,315,616    14.47 - 30.96     228,507,697
     Strategy Investment Division    2012     9,769,796    11.19 - 12.85     119,313,920
     (Commenced 5/2/2011)            2011     9,693,030     9.81 - 11.06     102,483,285

  MIST MetLife Balanced Plus         2013   232,765,795    11.57 - 11.88   2,758,152,662
     Investment Division             2012   146,453,494    10.31 - 10.51   1,536,558,887
     (Commenced 5/2/2011)            2011    64,032,367      9.35 - 9.40     601,466,008

  MIST MetLife Growth Strategy       2013     6,489,136    12.77 - 13.95      86,580,389
     Investment Division
     (Commenced 4/29/2013)

  MIST MetLife Multi-Index           2013   231,254,962      1.12 - 1.13     261,549,603
     Targeted Risk                   2012     6,808,899             1.01       6,903,413
     Investment Division
     (Commenced 11/12/2012)

  MIST MFS Emerging Markets          2013     4,752,160    10.37 - 11.29      53,202,058
     Equity Investment Division      2012     4,236,736    11.16 - 12.02      50,543,249
     (Commenced 11/7/2008            2011     4,108,037     9.61 - 10.22      41,739,144
     and began transactions in 2009) 2010     2,608,505    12.08 - 12.72      32,997,742
                                     2009       922,163    10.07 - 10.41       9,547,667

  MIST MFS Research International    2013    16,065,546     1.76 - 19.62     252,471,398
     Investment Division             2012    17,677,847     1.50 - 16.57     232,797,238
                                     2011    19,673,406     1.30 - 14.30     219,299,244
                                     2010    20,874,325     1.48 - 16.11     258,478,220
                                     2009    23,007,961     1.34 - 14.57     245,592,968

  MIST Morgan Stanley Mid Cap        2013    18,525,106     2.04 - 23.59     399,201,501
     Growth Investment Division      2012    20,975,481     1.49 - 17.06     328,177,563
     (Commenced 5/3/2010)            2011    23,184,585     1.38 - 15.69     331,439,430
                                     2010    24,873,224     1.51 - 16.94     386,858,882

  MIST Oppenheimer Global            2013    13,534,026     1.16 - 28.50     284,310,727
     Equity Investment Division      2012    10,404,769    16.31 - 22.58     219,397,966
                                     2011    11,458,967    13.63 - 18.76     201,576,453
                                     2010    11,471,149    15.07 - 20.63     223,279,060
                                     2009    11,212,707    13.16 - 17.92     190,851,984

  MIST PIMCO Inflation               2013    37,956,426    13.20 - 16.18     559,896,326
     Protected Bond                  2012    42,379,551    14.89 - 17.89     697,291,188
     Investment Division             2011    39,768,473    13.97 - 16.47     607,250,028
                                     2010    33,648,714    12.86 - 14.87     467,910,969
                                     2009    24,705,878    12.21 - 13.86     322,661,010

  MIST PIMCO Total Return            2013    67,960,498     1.75 - 19.51   1,166,300,320
     Investment Division             2012    69,856,684     1.81 - 19.99   1,226,100,483
                                     2011    69,538,746     1.68 - 18.38   1,123,078,623
                                     2010    67,513,724     1.65 - 17.91   1,048,658,444
                                     2009    53,386,890     1.54 - 16.64     745,981,638



                                                      FOR THE YEAR ENDED DECEMBER 31
                                           ---------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  MIST MetLife Aggressive            2013       0.59          0.50 - 2.30        16.29 - 28.86
     Strategy Investment Division    2012       0.69          0.50 - 2.30        14.07 - 16.16
     (Commenced 5/2/2011)            2011         --          0.50 - 2.30    (14.87) - (13.84)

  MIST MetLife Balanced Plus         2013       1.12          1.15 - 2.15        11.93 - 13.05
     Investment Division             2012         --          1.15 - 2.30         4.01 - 11.81
     (Commenced 5/2/2011)            2011       0.29          1.15 - 2.00      (6.52) - (6.00)

  MIST MetLife Growth Strategy       2013         --          0.50 - 2.05        14.22 - 15.43
     Investment Division
     (Commenced 4/29/2013)

  MIST MetLife Multi-Index           2013       0.56          1.15 - 2.10        10.60 - 11.65
     Targeted Risk                   2012         --          1.15 - 1.80          2.59 - 2.68
     Investment Division
     (Commenced 11/12/2012)

  MIST MFS Emerging Markets          2013       1.05          1.15 - 2.25      (7.10) - (6.07)
     Equity Investment Division      2012       0.74          1.15 - 2.25        16.24 - 17.53
     (Commenced 11/7/2008            2011       1.34          1.15 - 2.25    (20.51) - (19.64)
     and began transactions in 2009) 2010       0.84          1.15 - 2.25        20.90 - 22.24
                                     2009       0.16          1.15 - 2.05        65.54 - 67.02

  MIST MFS Research International    2013       2.62          0.50 - 2.30        16.55 - 18.66
     Investment Division             2012       1.98          0.50 - 2.30        14.04 - 16.12
                                     2011       1.96          0.50 - 2.30    (12.74) - (11.15)
                                     2010       1.81          0.50 - 2.30         8.88 - 10.85
                                     2009       3.18          0.50 - 2.30        28.57 - 30.91

  MIST Morgan Stanley Mid Cap        2013       0.76          0.50 - 2.30        35.86 - 38.33
     Growth Investment Division      2012         --          0.50 - 2.30          6.78 - 8.73
     (Commenced 5/3/2010)            2011       0.71          0.50 - 2.30      (9.03) - (7.26)
                                     2010         --          0.50 - 2.30        15.85 - 16.84

  MIST Oppenheimer Global            2013       1.77          0.50 - 2.30        15.42 - 26.60
     Equity Investment Division      2012       1.53          0.65 - 2.30        18.41 - 20.73
                                     2011       1.88          0.65 - 2.30     (10.48) - (8.82)
                                     2010       1.45          0.65 - 2.30        13.29 - 15.48
                                     2009       2.42          0.65 - 2.30        36.62 - 39.41

  MIST PIMCO Inflation               2013       2.20          0.50 - 2.30     (11.34) - (9.57)
     Protected Bond                  2012       3.01          0.50 - 2.30          6.64 - 8.62
     Investment Division             2011       1.61          0.50 - 2.30         8.62 - 10.77
                                     2010       2.26          0.50 - 2.30          5.32 - 7.31
                                     2009       3.28          0.50 - 2.30        15.37 - 17.60

  MIST PIMCO Total Return            2013       4.24          0.50 - 2.30      (4.15) - (2.36)
     Investment Division             2012       3.16          0.50 - 2.30          6.77 - 8.85
                                     2011       2.72          0.50 - 2.30          0.83 - 2.76
                                     2010       3.43          0.50 - 2.30          5.71 - 7.71
                                     2009       6.78          0.50 - 2.30        15.34 - 17.63



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  MIST Pioneer Strategic Income      2013     2,428,961    24.67 - 29.42      69,401,877
     Investment Division             2012     2,454,674    24.83 - 29.35      70,080,765
     (Commenced 11/7/2008            2011     2,135,286    22.75 - 26.64      55,464,787
     and began transactions in 2009) 2010     1,345,150    22.44 - 26.04      34,118,467
                                     2009       323,516    20.44 - 23.51       7,426,917

  MIST Pyramis Government            2013    52,430,597    10.09 - 10.37     541,918,855
     Income Investment Division      2012    54,809,703    10.80 - 10.99     600,925,084
     (Commenced 5/2/2011)            2011    18,617,176    10.71 - 10.77     200,414,660

  MIST Pyramis Managed Risk          2013     5,324,485    10.71 - 10.77      57,316,477
     Investment Division
     (Commenced 4/29/2013)

  MIST Schroders Global              2013   307,834,445      1.15 - 1.16     357,921,883
     Multi-Asset Investment          2012   121,622,449      1.06 - 1.07     130,034,225
     Division
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income        2013    67,092,231    13.39 - 15.54     979,735,898
     ETF Investment Division         2012    70,205,649    12.14 - 13.83     919,015,955
                                     2011    69,044,794    11.01 - 12.32     811,024,282
                                     2010    49,243,201    11.14 - 12.25     579,390,787
                                     2009    17,209,210    10.16 - 10.97     182,595,296

  MIST SSgA Growth ETF               2013    10,380,683    13.32 - 15.46     150,739,383
     Investment Division             2012     9,321,683    11.55 - 13.16     116,064,976
                                     2011     8,738,265    10.27 - 11.50      95,770,056
                                     2010     7,423,121    10.74 - 11.81      84,197,233
                                     2009     5,430,802     9.63 - 10.39      54,665,570

  MIST T. Rowe Price Mid Cap         2013    25,949,981     1.54 - 26.45     393,848,239
     Growth Investment Division      2012    26,770,501     1.15 - 19.50     300,330,183
                                     2011    28,074,170     1.02 - 17.28     276,466,812
                                     2010    26,424,580     1.05 - 17.69     269,741,582
                                     2009    24,198,838     0.84 - 13.94     191,894,410

  MIST Third Avenue Small Cap        2013       677,162    23.78 - 26.89      16,848,467
     Value Investment Division       2012       650,739    18.24 - 20.40      12,367,720
                                     2011       611,373    15.70 - 17.38       9,963,715
                                     2010       553,242    17.52 - 19.19      10,020,158
                                     2009       506,685    14.84 - 16.09       7,743,513

  MSF Baillie Gifford                2013    11,503,447     1.53 - 18.18     162,561,055
     International Stock             2012    12,744,728     1.34 - 15.88     157,488,412
     Investment Division             2011    14,325,010     1.14 - 13.42     149,064,918
                                     2010    15,081,511     1.44 - 16.90     196,319,126
                                     2009    15,981,027     1.36 - 15.91     197,024,423

  MSF Barclays Aggregate Bond        2013    71,440,893     1.63 - 18.49   1,173,488,783
     Index Investment Division       2012    67,675,314     1.69 - 19.06   1,150,681,701
                                     2011    67,360,242     1.65 - 18.49   1,115,074,009
                                     2010    67,541,233     1.56 - 17.32   1,054,370,494
                                     2009    60,512,287     1.50 - 16.47     901,723,219

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  MIST Pioneer Strategic Income      2013      5.02          1.15 - 2.05        (0.65) - 0.25
     Investment Division             2012      4.73          1.15 - 2.05         9.18 - 10.17
     (Commenced 11/7/2008            2011      4.31          1.15 - 2.05          1.36 - 2.28
     and began transactions in 2009) 2010      3.53          1.15 - 2.05         9.77 - 10.76
                                     2009      0.48          1.15 - 2.05        30.07 - 31.25

  MIST Pyramis Government            2013      1.51          1.15 - 2.15      (6.55) - (5.61)
     Income Investment Division      2012      0.01          1.15 - 2.15          0.94 - 1.96
     (Commenced 5/2/2011)            2011      0.95          1.15 - 2.00          7.14 - 7.75

  MIST Pyramis Managed Risk          2013      1.64          1.15 - 2.00          4.83 - 5.43
     Investment Division
     (Commenced 4/29/2013)

  MIST Schroders Global              2013      0.01          1.15 - 2.15          7.77 - 8.85
     Multi-Asset Investment          2012      1.65          1.15 - 2.30          5.04 - 5.86
     Division
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income        2013      2.50          0.50 - 2.30        10.36 - 12.37
     ETF Investment Division         2012      2.35          0.50 - 2.30        10.27 - 12.28
                                     2011      1.66          0.50 - 2.30        (1.23) - 0.56
                                     2010      1.07          0.50 - 2.30         9.69 - 11.68
                                     2009      1.00          0.50 - 2.30        22.04 - 24.27

  MIST SSgA Growth ETF               2013      2.03          0.50 - 2.30        15.39 - 17.48
     Investment Division             2012      1.93          0.50 - 2.30        12.40 - 14.46
                                     2011      1.59          0.50 - 2.30      (4.36) - (2.62)
                                     2010      1.40          0.50 - 2.30        11.56 - 13.58
                                     2009      1.01          0.50 - 2.30        26.17 - 28.45

  MIST T. Rowe Price Mid Cap         2013      0.24          0.50 - 2.30        33.47 - 35.90
     Growth Investment Division      2012        --          0.50 - 2.30        11.08 - 13.11
                                     2011        --          0.50 - 2.30      (3.88) - (2.14)
                                     2010        --          0.50 - 2.30        24.78 - 27.04
                                     2009        --          0.50 - 2.30        42.12 - 44.74

  MIST Third Avenue Small Cap        2013      0.94          0.50 - 1.55        30.41 - 31.79
     Value Investment Division       2012        --          0.50 - 1.55        16.16 - 17.40
                                     2011      1.05          0.50 - 1.55     (10.38) - (9.44)
                                     2010      1.13          0.50 - 1.55        18.05 - 19.30
                                     2009      1.12          0.50 - 1.55        24.51 - 25.82

  MSF Baillie Gifford                2013      1.55          0.95 - 2.30        12.52 - 14.46
     International Stock             2012      1.27          0.65 - 2.30        16.64 - 18.74
     Investment Division             2011      1.71          0.65 - 2.30    (21.95) - (20.39)
                                     2010      1.50          0.65 - 2.30          4.43 - 6.52
                                     2009      0.60          0.95 - 2.30        19.12 - 21.03

  MSF Barclays Aggregate Bond        2013      3.36          0.50 - 2.30      (4.75) - (2.96)
     Index Investment Division       2012      3.58          0.50 - 2.30          1.26 - 3.23
                                     2011      3.44          0.50 - 2.30          4.85 - 6.82
                                     2010      3.52          0.50 - 2.30          3.30 - 5.37
                                     2009      5.60          0.50 - 2.30          2.59 - 4.49

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MSF BlackRock Bond Income     2013    11,954,730     6.26 - 75.22     478,446,482
     Investment Division        2012    12,916,416     6.40 - 76.37     513,127,216
                                2011    13,863,749     6.03 - 71.54     503,747,574
                                2010    14,977,082     5.73 - 67.64     500,008,866
                                2009    15,377,793     5.36 - 62.90     442,133,515

  MSF BlackRock Capital         2013     8,057,400     4.45 - 50.10     189,056,520
     Appreciation Investment    2012     9,513,547     3.36 - 37.60     164,222,677
     Division                   2011    10,497,393     2.98 - 33.13     154,395,881
                                2010    10,566,230     3.32 - 36.65     147,006,605
                                2009    11,310,287     2.81 - 30.83     114,584,021

  MSF BlackRock Diversified     2013    14,891,417    17.78 - 65.71     680,740,979
     Investment Division        2012    16,477,433    14.88 - 55.00     632,285,328
                                2011    18,361,628    13.37 - 49.41     634,685,560
                                2010    20,865,957    13.00 - 48.05     703,823,057
                                2009    23,518,536    11.97 - 44.24     732,160,930

  MSF BlackRock Large Cap       2013    16,552,949     1.65 - 18.02     270,163,032
     Value Investment Division  2012    17,523,603     1.27 - 13.74     220,191,829
                                2011    18,527,061     0.81 - 12.12     206,549,406
                                2010    17,848,335     1.12 - 11.94     195,798,773
                                2009    16,843,730     1.04 - 11.01     171,711,377

  MSF BlackRock Money Market    2013     6,205,342     2.42 - 23.99      83,385,113
     Investment Division        2012     6,582,029     2.45 - 24.28      88,984,812
                                2011     7,581,515     2.48 - 24.59      87,677,129
                                2010     7,489,620     2.52 - 24.90      76,398,280
                                2009     9,055,515     2.55 - 25.21      78,480,535

  MSF Davis Venture Value       2013    18,314,242     4.81 - 54.05     659,765,479
     Investment Division        2012    20,783,231     3.65 - 40.74     562,306,956
                                2011    23,022,534     3.28 - 36.35     549,949,416
                                2010    24,503,478     3.46 - 38.17     590,814,367
                                2009    24,861,457     3.13 - 34.34     500,253,145

  MSF Frontier Mid Cap Growth   2013    10,027,102    18.72 - 75.25     515,676,513
     Investment Division        2012    11,188,890    14.31 - 57.22     439,241,102
                                2011    12,356,496    13.09 - 52.05     441,856,480
                                2010    13,591,177    13.70 - 54.17     506,917,230
                                2009    14,747,259    12.07 - 47.42     479,958,097

  MSF Jennison Growth           2013    20,447,446     0.81 - 20.64     177,299,348
     Investment Division        2012    24,173,265     0.60 - 15.21     154,053,950
                                2011    15,846,735     0.52 - 13.26      82,954,033
                                2010    12,651,183     0.53 - 13.32      67,839,064
                                2009    10,221,743     0.48 - 12.05      48,019,094

  MSF Loomis Sayles Small Cap   2013     6,113,748     5.84 - 65.98     203,229,729
     Core Investment Division   2012     6,753,486     4.19 - 47.14     157,335,875
                                2011     7,753,152     3.71 - 41.46     152,652,688
                                2010     8,483,306     3.74 - 41.52     158,697,696
                                2009     9,510,756     2.97 - 32.81     134,569,722

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  MSF BlackRock Bond Income     2013      3.87          0.50 - 2.30     (3.26) - (1.41)
     Investment Division        2012      2.59          0.50 - 2.30         4.83 - 6.85
                                2011      3.88          0.50 - 2.30         3.89 - 5.88
                                2010      3.80          0.50 - 2.30         5.61 - 7.64
                                2009      6.79          0.50 - 2.30         6.70 - 8.76

  MSF BlackRock Capital         2013      0.64          0.50 - 2.30       30.86 - 33.35
     Appreciation Investment    2012      0.10          0.50 - 2.30       11.47 - 13.63
     Division                   2011      0.03          0.50 - 2.30    (11.22) - (9.54)
                                2010      0.07          0.50 - 2.30       16.75 - 19.05
                                2009      0.39          0.50 - 2.30       33.41 - 35.90

  MSF BlackRock Diversified     2013      2.46          0.95 - 2.30       14.65 - 19.46
     Investment Division        2012      2.28          0.95 - 2.30        2.13 - 11.32
                                2011      2.43          0.95 - 2.30         1.24 - 2.83
                                2010      1.90          0.95 - 2.30         6.83 - 8.62
                                2009      5.14          0.95 - 2.30       14.34 - 16.20

  MSF BlackRock Large Cap       2013      1.18          0.50 - 2.30       28.75 - 31.09
     Value Investment Division  2012      1.42          0.50 - 2.30       11.37 - 13.40
                                2011      0.92          0.50 - 2.30       (1.37) - 2.11
                                2010      0.86          0.50 - 2.30         6.45 - 8.38
                                2009      1.35          0.50 - 2.30        8.53 - 10.51

  MSF BlackRock Money Market    2013        --          0.95 - 2.25     (2.23) - (0.94)
     Investment Division        2012        --          0.95 - 2.30     (2.29) - (0.94)
                                2011        --          0.95 - 2.30     (2.26) - (0.94)
                                2010        --          0.95 - 2.30     (2.28) - (0.93)
                                2009      0.33          0.95 - 2.30     (2.03) - (0.52)

  MSF Davis Venture Value       2013      1.22          0.50 - 2.30       30.33 - 32.84
     Investment Division        2012      0.66          0.50 - 2.30       10.04 - 12.13
                                2011      0.98          0.50 - 2.30     (6.44) - (4.65)
                                2010      0.86          0.50 - 2.30        9.17 - 11.27
                                2009      1.35          0.50 - 2.30       28.66 - 31.14

  MSF Frontier Mid Cap Growth   2013      1.24          0.95 - 2.30       29.42 - 31.52
     Investment Division        2012        --          0.95 - 2.30         8.16 - 9.93
                                2011      0.27          0.95 - 2.30     (5.44) - (3.91)
                                2010      0.06          0.95 - 2.30       12.38 - 14.22
                                2009      0.18          0.95 - 2.30       45.67 - 48.03

  MSF Jennison Growth           2013      0.25          0.50 - 2.30       33.62 - 36.05
     Investment Division        2012      0.05          0.50 - 2.30      (4.18) - 14.69
                                2011      0.11          0.95 - 2.30     (2.06) - (0.42)
                                2010      0.45          0.95 - 2.30        8.78 - 10.58
                                2009      0.08          0.95 - 2.30       36.39 - 38.70

  MSF Loomis Sayles Small Cap   2013      0.30          0.50 - 2.30       37.49 - 39.98
     Core Investment Division   2012        --          0.50 - 2.30       11.66 - 13.70
                                2011      0.04          0.50 - 2.30     (1.94) - (0.16)
                                2010      0.03          0.50 - 2.30       24.32 - 26.57
                                2009      0.12          0.50 - 2.30       26.97 - 29.28

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                               UNITS       HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  -------------
  MSF Loomis Sayles Small Cap        2013     3,797,741     1.75 - 21.20     64,392,848
     Growth Investment Division      2012     3,652,206     1.19 - 14.40     41,493,878
                                     2011     4,424,648     1.09 - 13.07     46,369,339
                                     2010     4,256,184     1.08 - 12.81     43,602,855
                                     2009     4,562,561      0.83 - 9.82     36,176,490

  MSF Met/Artisan Mid Cap            2013     7,335,193     5.00 - 56.20    268,786,607
     Value Investment Division       2012     8,082,313     3.71 - 41.38    212,602,997
                                     2011     9,138,238     3.36 - 37.27    212,168,332
                                     2010    10,171,808     3.19 - 35.17    217,605,252
                                     2009    11,496,387     2.81 - 30.80    210,520,522

  MSF Met/Dimensional                2013       280,753    20.14 - 21.10      5,887,254
     International Small Company     2012       283,529    16.15 - 16.73      4,719,389
     Investment Division             2011       284,129    13.97 - 14.35      4,062,760
     (Commenced 11/7/2008            2010       194,434    17.02 - 17.34      3,362,782
     and began transactions in 2009) 2009        76,087    14.17 - 14.31      1,087,279

  MSF MetLife Conservative           2013    39,245,169    12.88 - 15.00    550,180,374
     Allocation Investment           2012    43,441,164    12.59 - 14.45    591,422,970
     Division                        2011    40,920,905    11.80 - 13.30    516,749,285
                                     2010    34,931,385    11.69 - 12.95    432,541,976
                                     2009    25,915,327    10.87 - 11.83    295,306,945

  MSF MetLife Conservative to        2013   100,157,296    13.47 - 15.75  1,476,093,805
     Moderate Allocation             2012   105,124,056    12.43 - 14.27  1,413,830,336
     Investment Division             2011   105,687,728    11.41 - 12.87  1,291,252,079
                                     2010    92,893,969    11.56 - 12.80  1,137,111,581
                                     2009    73,016,806    10.60 - 11.53    811,434,046

  MSF MetLife Mid Cap Stock          2013    20,854,130     2.56 - 28.72    532,114,735
     Index Investment Division       2012    21,893,382     1.95 - 21.73    424,114,372
                                     2011    23,078,700     1.69 - 19.40    384,380,587
                                     2010    23,301,277     1.75 - 19.13    396,881,128
                                     2009    23,602,002     1.41 - 15.26    319,741,957

  MSF MetLife Moderate               2013   291,429,454    13.97 - 16.33  4,454,029,359
     Allocation Investment           2012   298,818,839    12.11 - 13.91  3,918,217,622
     Division                        2011   307,124,843    10.95 - 12.34  3,601,073,971
                                     2010   270,336,724    11.36 - 12.58  3,253,209,310
                                     2009   197,414,896    10.27 - 11.17  2,125,104,855

  MSF MetLife Moderate to            2013   125,138,998    14.27 - 16.68  1,955,179,905
     Aggressive Allocation           2012   129,396,377    11.75 - 13.49  1,645,757,850
     Investment Division             2011   136,308,678    10.42 - 11.75  1,520,709,941
                                     2010   138,767,656    11.08 - 12.27  1,628,677,260
                                     2009   140,559,044     9.88 - 10.75  1,456,360,305

  MSF MetLife Stock Index            2013    53,012,896     5.78 - 70.71  3,062,136,452
     Investment Division             2012    59,173,051     4.45 - 53.96  2,620,060,354
                                     2011    64,969,064     3.91 - 46.98  2,511,243,451
                                     2010    69,017,391     3.90 - 46.46  2,646,303,266
                                     2009    71,097,931     3.45 - 40.78  2,393,363,534

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  -----------------
  MSF Loomis Sayles Small Cap        2013        --          0.50 - 2.15        45.23 - 47.64
     Growth Investment Division      2012        --          0.50 - 2.30         8.36 - 10.34
                                     2011        --          0.50 - 2.30          0.41 - 2.23
                                     2010        --          0.50 - 2.30        28.37 - 30.68
                                     2009        --          0.50 - 2.30        26.72 - 29.03

  MSF Met/Artisan Mid Cap            2013      0.86          0.50 - 2.30        33.41 - 35.83
     Value Investment Division       2012      0.89          0.50 - 2.30         9.03 - 11.02
                                     2011      0.87          0.50 - 2.30          4.08 - 5.96
                                     2010      0.68          0.50 - 2.30        12.15 - 14.19
                                     2009      0.99          0.50 - 2.30        37.98 - 40.49

  MSF Met/Dimensional                2013      1.74          1.15 - 2.05        25.01 - 26.14
     International Small Company     2012      2.17          1.15 - 2.00        15.56 - 16.55
     Investment Division             2011      1.91          1.15 - 2.00    (17.91) - (17.21)
     (Commenced 11/7/2008            2010      1.16          1.15 - 2.00        20.16 - 21.19
     and began transactions in 2009) 2009        --          1.15 - 2.00        39.89 - 41.08

  MSF MetLife Conservative           2013      2.89          0.50 - 2.25          1.97 - 3.77
     Allocation Investment           2012      3.12          0.50 - 2.30          6.68 - 8.63
     Division                        2011      2.29          0.50 - 2.30          0.91 - 2.74
                                     2010      3.47          0.50 - 2.30          7.55 - 9.50
                                     2009      2.96          0.50 - 2.30        17.79 - 19.91

  MSF MetLife Conservative to        2013      2.52          0.50 - 2.30         8.40 - 10.37
     Moderate Allocation             2012      2.89          0.50 - 2.30         8.91 - 10.90
     Investment Division             2011      2.04          0.50 - 2.30        (1.24) - 0.55
                                     2010      3.28          0.50 - 2.30         8.99 - 10.97
                                     2009      3.04          0.50 - 2.30        20.87 - 23.06

  MSF MetLife Mid Cap Stock          2013      1.00          0.50 - 2.30        29.81 - 32.17
     Index Investment Division       2012      0.84          0.50 - 2.30        14.65 - 16.74
                                     2011      0.77          0.50 - 2.30      (4.41) - (2.53)
                                     2010      0.88          0.50 - 2.30        23.14 - 25.37
                                     2009      1.65          0.50 - 2.30        33.67 - 36.09

  MSF MetLife Moderate               2013      1.94          0.50 - 2.30        15.30 - 17.40
     Allocation Investment           2012      2.31          0.50 - 2.30        10.65 - 12.67
     Division                        2011      1.50          0.50 - 2.30      (3.61) - (1.86)
                                     2010      2.43          0.50 - 2.30        10.60 - 12.61
                                     2009      2.71          0.50 - 2.30        23.65 - 25.90

  MSF MetLife Moderate to            2013      1.46          0.50 - 2.30        21.49 - 23.69
     Aggressive Allocation           2012      1.92          0.50 - 2.30        12.75 - 14.81
     Investment Division             2011      1.42          0.50 - 2.30      (5.96) - (4.25)
                                     2010      2.14          0.50 - 2.30        12.10 - 14.13
                                     2009      2.49          0.50 - 2.30        26.16 - 28.46

  MSF MetLife Stock Index            2013      1.77          0.50 - 2.30        28.71 - 31.17
     Investment Division             2012      1.70          0.50 - 2.30         2.28 - 15.01
                                     2011      1.60          0.50 - 2.30        (0.67) - 1.18
                                     2010      1.69          0.50 - 2.30        11.89 - 14.08
                                     2009      2.63          0.50 - 2.30        23.06 - 25.42

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                          --------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                              UNITS       HIGHEST ($)     ASSETS ($)
                                          ------------  ---------------  -------------
  MSF MFS Total Return              2013     5,458,053     6.29 - 73.12    155,581,004
     Investment Division            2012     5,978,496     5.35 - 61.91    138,805,577
                                    2011     6,944,475     4.86 - 55.90    135,335,283
                                    2010     7,658,769     4.81 - 54.99    142,302,103
                                    2009     8,470,625     4.43 - 50.34    133,692,456

  MSF MFS Value Investment          2013    29,015,560     1.18 - 22.95    519,644,727
     Division                       2012    21,031,945     1.38 - 17.15    293,940,083
                                    2011    22,395,513     1.20 - 14.91    271,032,881
                                    2010    23,312,590     1.21 - 14.99    280,199,767
                                    2009    22,877,144     1.10 - 13.64    249,421,604

  MSF MSCI EAFE Index               2013    34,230,690     1.55 - 20.56    534,853,073
     Investment Division            2012    36,718,700     1.29 - 17.03    476,584,802
                                    2011    38,516,192     1.11 - 14.53    428,461,169
                                    2010    36,009,259     1.29 - 16.76    462,135,393
                                    2009    33,890,643     1.21 - 15.64    407,182,564

  MSF Neuberger Berman              2013    15,386,093     1.26 - 28.30    368,249,828
     Genesis Investment Division    2012    14,721,611     1.90 - 20.58    254,522,484
                                    2011    16,685,101     1.75 - 18.85    263,644,663
                                    2010    18,897,311     1.68 - 17.96    284,284,918
                                    2009    21,389,031     1.40 - 14.87    265,456,589

  MSF Russell 2000 Index            2013    13,027,524     2.67 - 30.42    347,868,995
     Investment Division            2012    14,020,186     1.96 - 22.12    272,948,994
                                    2011    14,971,453     1.71 - 19.16    253,478,593
                                    2010    15,715,274     1.81 - 20.12    280,017,667
                                    2009    16,192,484     1.45 - 15.97    230,205,898

  MSF T. Rowe Price Large Cap       2013    19,750,468     9.02 - 25.21    427,299,444
     Growth Investment Division     2012    11,787,393    14.15 - 18.25    196,268,660
                                    2011    12,337,838    12.20 - 15.46    174,880,384
                                    2010    13,494,657    12.65 - 15.75    195,957,544
                                    2009    14,615,966    11.09 - 13.56    183,761,502

  MSF T. Rowe Price Small Cap       2013    12,811,027    24.85 - 34.30    395,500,809
     Growth Investment Division     2012    13,154,613    17.45 - 23.91    284,907,213
                                    2011    14,031,031    15.25 - 20.73    265,121,409
                                    2010    14,000,629    15.22 - 20.54    264,120,256
                                    2009    12,978,831    11.44 - 15.33    184,207,700

  MSF Van Eck Global Natural        2013     2,406,616    16.51 - 17.30     41,407,912
     Resources Investment Division  2012     2,611,674    15.22 - 15.80     41,078,664
     (Commenced 5/4/2009)           2011     2,291,756    15.14 - 15.58     35,583,743
                                    2010     1,309,383    18.55 - 18.92     24,700,698
                                    2009       379,256    14.68 - 14.83      5,613,926

  MSF Western Asset                 2013     9,226,838     3.07 - 34.50    230,763,494
     Management Strategic Bond      2012    10,345,790     3.08 - 34.39    254,116,128
     Opportunities Investment       2011    11,333,345     2.80 - 31.05    248,899,097
     Division                       2010    13,288,962     2.67 - 29.49    275,410,258
                                    2009    13,614,452     2.40 - 26.35    251,254,370

                                                    FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  -----------------
  MSF MFS Total Return              2013      2.46          0.50 - 2.15        16.18 - 18.11
     Investment Division            2012      2.74          0.50 - 2.30         8.76 - 10.75
                                    2011      2.63          0.50 - 2.30        (0.16) - 1.65
                                    2010      2.91          0.50 - 2.30          7.30 - 9.25
                                    2009      4.16          0.50 - 2.30        15.61 - 17.71

  MSF MFS Value Investment          2013      1.35          0.50 - 2.30        16.96 - 34.85
     Division                       2012      1.80          0.50 - 2.30         2.89 - 15.89
                                    2011      1.44          0.50 - 2.30        (1.65) - 0.14
                                    2010      1.31          0.50 - 2.30         8.66 - 10.63
                                    2009        --          0.50 - 2.30        17.83 - 19.98

  MSF MSCI EAFE Index               2013      2.93          0.50 - 2.30        18.76 - 20.91
     Investment Division            2012      2.90          0.50 - 2.30        15.33 - 17.56
                                    2011      2.30          0.50 - 2.30    (14.63) - (13.06)
                                    2010      2.56          0.50 - 2.30          5.46 - 7.50
                                    2009      4.12          0.50 - 2.30        25.36 - 27.84

  MSF Neuberger Berman              2013      0.62          0.50 - 2.30        25.79 - 37.50
     Genesis Investment Division    2012      0.27          0.50 - 2.30          7.25 - 9.20
                                    2011      0.67          0.50 - 2.30          3.11 - 4.98
                                    2010      0.43          0.50 - 2.30        10.18 - 20.74
                                    2009      1.00          0.50 - 2.30        10.27 - 12.28

  MSF Russell 2000 Index            2013      1.43          0.50 - 2.30        35.04 - 37.66
     Investment Division            2012      1.03          0.50 - 2.30        13.40 - 15.59
                                    2011      0.96          0.50 - 2.30      (6.46) - (4.71)
                                    2010      1.00          0.50 - 2.30        23.70 - 26.10
                                    2009      1.91          0.50 - 2.30        22.81 - 25.20

  MSF T. Rowe Price Large Cap       2013      0.12          0.50 - 2.30        26.92 - 38.08
     Growth Investment Division     2012      0.06          0.50 - 2.30       (1.73) - 18.20
                                    2011      0.04          0.50 - 2.30      (3.57) - (1.75)
                                    2010      0.17          0.50 - 2.30        14.08 - 16.30
                                    2009      0.48          0.50 - 2.30        39.79 - 42.51

  MSF T. Rowe Price Small Cap       2013      0.24          0.50 - 2.30        40.90 - 43.45
     Growth Investment Division     2012        --          0.50 - 2.30        13.26 - 15.42
                                    2011        --          0.50 - 2.30        (0.86) - 1.11
                                    2010        --          0.50 - 2.30        31.60 - 34.02
                                    2009      0.27          0.50 - 2.30        35.49 - 38.07

  MSF Van Eck Global Natural        2013      0.64          1.15 - 2.05          8.51 - 9.49
     Resources Investment Division  2012        --          1.15 - 2.05          0.49 - 1.40
     (Commenced 5/4/2009)           2011      1.07          1.15 - 2.05    (18.36) - (17.63)
                                    2010      0.23          1.15 - 2.05        26.41 - 27.55
                                    2009        --          1.15 - 2.05        35.13 - 35.96

  MSF Western Asset                 2013      4.90          0.50 - 2.30        (1.47) - 0.44
     Management Strategic Bond      2012      3.49          0.50 - 2.30         8.75 - 10.77
     Opportunities Investment       2011      5.01          0.50 - 2.30          3.43 - 5.45
     Division                       2010      5.95          0.50 - 2.30         9.90 - 12.00
                                    2009      6.51          0.50 - 2.30        28.90 - 31.36

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  -------------
  MSF Western Asset              2013    12,256,251     1.89 - 21.28    212,578,770
     Management U.S. Government  2012    13,148,516     1.93 - 21.59    229,960,732
     Investment Division         2011    14,053,184     1.90 - 21.05    235,422,481
                                 2010    15,023,442     1.82 - 20.10    239,870,128
                                 2009    14,375,216     1.75 - 19.15    216,669,959

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MSF Western Asset              2013      1.98          0.50 - 2.30     (3.16) - (1.40)
     Management U.S. Government  2012      1.92          0.50 - 2.30         0.69 - 2.70
     Investment Division         2011      1.33          0.50 - 2.30         2.88 - 4.83
                                 2010      2.49          0.50 - 2.30         3.09 - 5.12
                                 2009      4.26          0.50 - 2.30         1.71 - 3.56

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying fund, series, or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund, series, or portfolio in which the Investment Division invests. The investment income ratio is calculated as a weighted average ratio since the Investment Division may invest in two or more share classes, within the underlying fund, series, or portfolio of the Trusts which may have unique investment income ratios.

 2 These amounts represent annualized contract expenses of each of the applicable Investment Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, series, or portfolio have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, series, or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Investment
   Division.

This page is intentionally left blank.

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                    Page
                                                                                                    ----
Report of Independent Registered Public Accounting Firm............................................   2
Financial Statements at December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012
  and 2011:
 Consolidated Balance Sheets.......................................................................   3
 Consolidated Statements of Operations.............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)............................................   5
 Consolidated Statements of Equity.................................................................   6
 Consolidated Statements of Cash Flows.............................................................   9
   Notes to the Consolidated Financial Statements..................................................  11
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies......  11
     Note 2 -- Segment Information.................................................................  31
     Note 3 -- Discontinued Operations.............................................................  37
     Note 4 -- Insurance...........................................................................  37
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-
       Related Intangibles.........................................................................  45
     Note 6 -- Reinsurance.........................................................................  49
     Note 7 -- Closed Block........................................................................  55
     Note 8 -- Investments.........................................................................  59
     Note 9 -- Derivatives.........................................................................  85
     Note 10 -- Fair Value.........................................................................  99
     Note 11 -- Goodwill........................................................................... 129
     Note 12 -- Long-term and Short-term Debt...................................................... 131
     Note 13 -- Equity............................................................................. 134
     Note 14 -- Other Expenses..................................................................... 144
     Note 15 -- Employee Benefit Plans............................................................. 145
     Note 16 -- Income Tax......................................................................... 157
     Note 17 -- Contingencies, Commitments and Guarantees.......................................... 161
     Note 18 -- Quarterly Results of Operations (Unaudited)........................................ 171
     Note 19 -- Related Party Transactions......................................................... 171
     Note 20 -- Subsequent Events.................................................................. 172
Financial Statement Schedules at December 31, 2013 and 2012 and for the Years Ended December 31,
  2013, 2012 and 2011:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties.... 173
 Schedule III -- Consolidated Supplementary Insurance Information.................................. 174
 Schedule IV -- Consolidated Reinsurance........................................................... 176

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2013. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2014

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                     2013         2012
                                                                                 ------------ ------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value
   (amortized cost: $165,371 and $164,757, respectively; includes $157 and
   $170, respectively, relating to variable interest entities).................. $    173,746 $    183,676
 Equity securities available-for-sale, at estimated fair value (cost: $1,813
   and $1,541, respectively)....................................................        1,892        1,499
 Trading and fair value option securities, at estimated fair value (includes
   $662 and $659, respectively, of actively traded securities; and $23 and $41,
   respectively, relating to variable interest entities)........................          723          752
 Mortgage loans (net of valuation allowances of $272 and $304, respectively;
   includes $338 and $0, respectively, under the fair value option).............       46,024       44,657
 Policy loans...................................................................        8,421        8,364
 Real estate and real estate joint ventures (includes $1,141 and $10, respectively, relating to variable interest entities; includes $40 and $1,
   respectively, of real estate held-for-sale)..................................        7,798        6,837
 Other limited partnership interests (includes $53 and $165, respectively,
   relating to variable interest entities)......................................        4,716        4,508
 Short-term investments, principally at estimated fair value....................        5,962        6,881
 Other invested assets, principally at estimated fair value (includes $78 and
   $81, respectively, relating to variable interest entities)...................       10,589       12,479
                                                                                 ------------ ------------
   Total investments............................................................      259,871      269,653
Cash and cash equivalents, principally at estimated fair value (includes $21
 and $31, respectively, relating to variable interest entities).................        1,098        1,401
Accrued investment income (includes $2 and $2, respectively, relating to
 variable interest entities)....................................................        2,249        2,242
Premiums, reinsurance and other receivables (includes $7 and $4, respectively,
 relating to variable interest entities)........................................       23,637       24,721
Deferred policy acquisition costs and value of business acquired................        6,416        5,832
Other assets (includes $24 and $4, respectively, relating to variable interest
 entities)......................................................................        4,716        4,444
Separate account assets.........................................................      134,796      120,971
                                                                                 ------------ ------------
   Total assets................................................................. $    432,783 $    429,264
                                                                                 ============ ============
Liabilities and Equity
Liabilities
Future policy benefits.......................................................... $    111,963 $    113,986
Policyholder account balances...................................................       92,498       94,716
Other policy-related balances...................................................        5,671        5,663
Policyholder dividends payable..................................................          601          610
Policyholder dividend obligation................................................        1,771        3,828
Payables for collateral under securities loaned and other transactions..........       21,096       22,461
Short-term debt.................................................................          175          100
Long-term debt (includes $520 and $124, respectively, at estimated fair value,
 relating to variable interest entities)........................................        2,828        2,345
Current income tax payable......................................................          365          161
Deferred income tax liability (includes $1 and $2, respectively, at estimated
 fair value, relating to variable interest entities)............................        1,785        3,036
Other liabilities (includes $31 and $22, respectively, relating to variable
 interest entities).............................................................       32,180       33,941
Separate account liabilities....................................................      134,796      120,971
                                                                                 ------------ ------------
   Total liabilities............................................................      405,729      401,818
                                                                                 ------------ ------------
Contingencies, Commitments and Guarantees (Note 17)
Redeemable noncontrolling interests.............................................          774           --
                                                                                 ------------ ------------
Equity
Metropolitan Life Insurance Company stockholder's equity:
 Common stock, par value $0.01 per share; 1,000,000,000 shares authorized;
   494,466,664 shares issued and outstanding at December 31, 2013 and 2012......            5            5
 Additional paid-in capital.....................................................       14,515       14,510
 Retained earnings..............................................................        9,352        8,631
 Accumulated other comprehensive income (loss)..................................        2,158        4,008
                                                                                 ------------ ------------
   Total Metropolitan Life Insurance Company stockholder's equity...............       26,030       27,154
Noncontrolling interests........................................................          250          292
                                                                                 ------------ ------------
   Total equity.................................................................       26,280       27,446
                                                                                 ------------ ------------
   Total liabilities and equity................................................. $    432,783 $    429,264
                                                                                 ============ ============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                     2013       2012       2011
                                                                  ---------- ---------- ----------
Revenues
Premiums......................................................... $   20,475 $   19,880 $   18,288
Universal life and investment-type product policy fees...........      2,363      2,239      2,202
Net investment income............................................     11,785     11,852     11,615
Other revenues...................................................      1,699      1,730      1,808
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity
   securities....................................................       (81)      (214)      (244)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..............       (47)         22         17
 Other net investment gains (losses).............................        176      (138)        359
                                                                  ---------- ---------- ----------
   Total net investment gains (losses)...........................         48      (330)        132
 Net derivative gains (losses)...................................    (1,070)        675      1,578
                                                                  ---------- ---------- ----------
     Total revenues..............................................     35,300     36,046     35,623
                                                                  ---------- ---------- ----------
Expenses
Policyholder benefits and claims.................................     23,032     22,269     20,681
Interest credited to policyholder account balances...............      2,253      2,390      2,372
Policyholder dividends...........................................      1,205      1,295      1,355
Other expenses...................................................      5,988      6,394      6,471
                                                                  ---------- ---------- ----------
     Total expenses..............................................     32,478     32,348     30,879
                                                                  ---------- ---------- ----------
Income (loss) from continuing operations before provision for
  income tax.....................................................      2,822      3,698      4,744
Provision for income tax expense (benefit).......................        681      1,055      1,460
                                                                  ---------- ---------- ----------
Income (loss) from continuing operations, net of income tax......      2,141      2,643      3,284
Income (loss) from discontinued operations, net of income tax....          1         40         61
                                                                  ---------- ---------- ----------
Net income (loss)................................................      2,142      2,683      3,345
Less: Net income (loss) attributable to noncontrolling interests.        (7)          2        (8)
                                                                  ---------- ---------- ----------
Net income (loss) attributable to Metropolitan Life Insurance
  Company........................................................ $    2,149 $    2,681 $    3,353
                                                                  ========== ========== ==========



       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                        2013      2012       2011
                                                                      -------- ---------- ----------
Net income (loss) attributable to Metropolitan Life Insurance
  Company............................................................ $  2,149 $    2,681 $    3,353
Net income (loss) attributable to noncontrolling interests...........      (7)          2        (8)
                                                                      -------- ---------- ----------
Net income (loss)....................................................    2,142      2,683      3,345
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........  (3,337)      2,502      2,567
 Unrealized gains (losses) on derivatives............................    (691)      (241)      1,203
 Foreign currency translation adjustments............................       22       (30)          6
 Defined benefit plans adjustment....................................    1,191      (766)      (671)
                                                                      -------- ---------- ----------
Other comprehensive income (loss), before income tax.................  (2,815)      1,465      3,105
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      965      (511)    (1,074)
                                                                      -------- ---------- ----------
Other comprehensive income (loss), net of income tax.................  (1,850)        954      2,031
                                                                      -------- ---------- ----------
Comprehensive income (loss)..........................................      292      3,637      5,376
Less: Comprehensive income (loss) attributable to noncontrolling
  interest, net of income tax........................................      (7)          2        (8)
                                                                      -------- ---------- ----------
Comprehensive income (loss) attributable to Metropolitan Life
  Insurance Company.................................................. $    299 $    3,635 $    5,384
                                                                      ======== ========== ==========





       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
                     For the Year Ended December 31, 2013

                                 (In millions)

                                                                        Accumulated Other Comprehensive Income (Loss)
                                                                    ------------------------------------------------------
                                                                          Net                      Foreign      Defined
                                           Additional                 Unrealized    Other-Than-    Currency     Benefit
                                 Common     Paid-in      Retained     Investment     Temporary   Translation     Plans
                                 Stock      Capital     Earnings     Gains (Losses)  Impairments  Adjustments  Adjustment
                                -------- ------------- ------------ --------------- ------------ ------------ ------------
Balance at December 31, 2012... $      5 $      14,510 $      8,631  $      6,497    $   (158)    $      18   $    (2,349)
Capital contributions from
 MetLife, Inc. (Note 13).......                      3
Excess tax benefits related to
 stock-based compensation......                      2
Dividends on common stock......                             (1,428)
Change in equity of
 noncontrolling interests......
Net income (loss)..............                               2,149
Other comprehensive income
 (loss), net of income tax.....                                           (2,700)           65           13            772
                                -------- ------------- ------------  ------------    ---------    ---------   ------------
Balance at December 31, 2013... $      5 $      14,515 $      9,352  $      3,797    $    (93)    $      31   $    (1,577)
                                ======== ============= ============  ============    =========    =========   ============


                                        Total
                                  Metropolitan Life
                                  Insurance Company    Noncontrolling     Total
                                 Stockholder's Equity    Interests        Equity
                                --------------------- --------------- -------------
Balance at December 31, 2012...     $      27,154       $      292    $      27,446
Capital contributions from
 MetLife, Inc. (Note 13).......                 3                                 3
Excess tax benefits related to
 stock-based compensation......                 2                                 2
Dividends on common stock......           (1,428)                           (1,428)
Change in equity of
 noncontrolling interests......                               (35)             (35)
Net income (loss)..............             2,149              (7)            2,142
Other comprehensive income
 (loss), net of income tax.....           (1,850)                           (1,850)
                                    -------------       ----------    -------------
Balance at December 31, 2013...     $      26,030       $      250    $      26,280
                                    =============       ==========    =============




       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Consolidated Statements of Equity -- (Continued)
                     For the Year Ended December 31, 2012

                                 (In millions)


                                                                              Accumulated Other Comprehensive Income (Loss)
                                                                          -----------------------------------------------------
                                                                                Net                      Foreign      Defined
                                                     Additional             Unrealized    Other-Than-    Currency     Benefit
                                             Common   Paid-in   Retained    Investment     Temporary   Translation     Plans
                                             Stock    Capital    Earnings  Gains (Losses)  Impairments  Adjustments  Adjustment
                                            ------- ----------- --------- --------------- ------------ ------------ -----------
Balance at December 31, 2011...............  $  5    $  14,506  $  6,973     $  5,185       $  (317)      $  37     $  (1,851)
Capital contributions from MetLife, Inc.
 (Note 13).................................                  3
Excess tax benefits related to stock-based
 compensation..............................                  1
Dividends on common stock..................                      (1,023)
Change in equity of noncontrolling
 interests.................................
Net income (loss)..........................                        2,681
Other comprehensive income (loss), net of
 income tax................................                                     1,312            159       (19)          (498)
                                             ----    ---------  --------     --------       --------      -----     ----------
Balance at December 31, 2012...............  $  5    $  14,510  $  8,631     $  6,497       $  (158)      $  18     $  (2,349)
                                             ====    =========  ========     ========       ========      =====     ==========


                                                    Total
                                              Metropolitan Life
                                              Insurance Company    Noncontrolling   Total
                                             Stockholder's Equity    Interests      Equity
                                            --------------------- --------------- ---------
Balance at December 31, 2011...............       $  24,538           $  182      $  24,720
Capital contributions from MetLife, Inc.
 (Note 13).................................               3                               3
Excess tax benefits related to stock-based
 compensation..............................               1                               1
Dividends on common stock..................         (1,023)                         (1,023)
Change in equity of noncontrolling
 interests.................................                              108            108
Net income (loss)..........................           2,681                2          2,683
Other comprehensive income (loss), net of
 income tax................................             954                             954
                                                  ---------           ------      ---------
Balance at December 31, 2012...............       $  27,154           $  292      $  27,446
                                                  =========           ======      =========



       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Consolidated Statements of Equity -- (Continued)
                     For the Year Ended December 31, 2011

                                 (In millions)


                                                                              Accumulated Other Comprehensive Income (Loss)
                                                                          -----------------------------------------------------

                                                                                Net                      Foreign      Defined
                                                     Additional             Unrealized    Other-Than-    Currency     Benefit
                                             Common   Paid-in   Retained    Investment     Temporary   Translation     Plans
                                             Stock    Capital    Earnings  Gains (Losses)  Impairments  Adjustments  Adjustment
                                            ------- ----------- --------- --------------- ------------ ------------ -----------
Balance at December 31, 2010...............  $  5    $  14,445  $  4,941     $  2,672       $  (254)      $  34     $  (1,429)
Capital contributions from MetLife, Inc.
 (Note 13).................................                 50
Excess tax benefits related to stock-based
 compensation..............................                 11
Dividends on common stock..................                      (1,321)
Change in equity of noncontrolling
 interests.................................
Net income (loss)..........................                        3,353
Other comprehensive income (loss), net of
 income tax................................                                     2,513           (63)          3          (422)
                                             ----    ---------  --------     --------       --------      -----     ----------
Balance at December 31, 2011...............  $  5    $  14,506  $  6,973     $  5,185       $  (317)      $  37     $  (1,851)
                                             ====    =========  ========     ========       ========      =====     ==========


                                                    Total
                                                Metropolitan
                                               Life Insurance         Non
                                                   Company         controlling   Total
                                             Stockholder's Equity  Interests     Equity
                                            --------------------- ------------ ---------
Balance at December 31, 2010...............       $  20,414          $  148    $  20,562
Capital contributions from MetLife, Inc.
 (Note 13).................................              50                           50
Excess tax benefits related to stock-based
 compensation..............................              11                           11
Dividends on common stock..................         (1,321)                      (1,321)
Change in equity of noncontrolling
 interests.................................                              42           42
Net income (loss)..........................           3,353             (8)        3,345
Other comprehensive income (loss), net of
 income tax................................           2,031                        2,031
                                                  ---------          ------    ---------
Balance at December 31, 2011...............       $  24,538          $  182    $  24,720
                                                  =========          ======    =========



       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                    2013       2012        2011
                                                                                 ---------- ----------- ----------
Cash flows from operating activities
Net income (loss)............................................................... $    2,142 $     2,683 $    3,345
Adjustments to reconcile net income (loss) to net cash provided by (used in)
 operating activities:
 Depreciation and amortization expenses.........................................        429         416        407
 Amortization of premiums and accretion of discounts associated with
   investments, net.............................................................      (738)       (698)      (683)
 (Gains) losses on investments and derivatives and from sales of businesses, net      1,112       (188)    (1,735)
 (Income) loss from equity method investments, net of dividends or distributions        195          42        269
 Interest credited to policyholder account balances.............................      2,253       2,390      2,372
 Universal life and investment-type product policy fees.........................    (2,363)     (2,239)    (2,202)
 Change in trading and fair value option securities.............................         25       (100)         20
 Change in accrued investment income............................................        108          22         14
 Change in premiums, reinsurance and other receivables..........................      (368)       (422)      (208)
 Change in deferred policy acquisition costs and value of business acquired, net       (82)         359        150
 Change in income tax...........................................................        334        (28)        527
 Change in other assets.........................................................        471         361        767
 Change in insurance-related liabilities and policy-related balances............      3,032       1,915      2,587
 Change in other liabilities....................................................      (381)         170        726
 Other, net.....................................................................      (109)       (147)      (125)
                                                                                 ---------- ----------- ----------
Net cash provided by (used in) operating activities.............................      6,060       4,536      6,231
                                                                                 ---------- ----------- ----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities......................................................     71,396      52,889     53,325
 Equity securities..............................................................        206         245        816
 Mortgage loans.................................................................     10,655       8,668      8,152
 Real estate and real estate joint ventures.....................................         87         721      1,058
 Other limited partnership interests............................................        449         585        754
Purchases of:
 Fixed maturity securities......................................................   (70,760)    (62,136)   (54,038)
 Equity securities..............................................................      (461)       (393)      (278)
 Mortgage loans.................................................................   (12,032)     (9,448)   (10,443)
 Real estate and real estate joint ventures.....................................    (1,427)     (1,447)      (980)
 Other limited partnership interests............................................      (675)       (660)      (658)
Cash received in connection with freestanding derivatives.......................        560         634      1,011
Cash paid in connection with freestanding derivatives...........................    (1,171)       (443)      (695)
Issuances of loans to affiliates................................................         --          --      (525)
Net change in policy loans......................................................       (57)        (50)       (44)
Net change in short-term investments............................................        900       (567)    (3,816)
Net change in other invested assets.............................................      (460)       (791)      (562)
Net change in property, equipment and leasehold improvements....................       (76)        (71)      (104)
Other, net......................................................................         --          --          7
                                                                                 ---------- ----------- ----------
Net cash provided by (used in) investing activities............................. $  (2,866) $  (12,264) $  (7,020)
                                                                                 ---------- ----------- ----------



       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                         2013        2012        2011
                                                                                      ----------- ----------- -----------
Cash flows from financing activities
Policyholder account balances:
  Deposits........................................................................... $    50,018 $    61,647 $    55,586
  Withdrawals........................................................................    (52,020)    (56,373)    (57,078)
Net change in payables for collateral under securities loaned and other transactions.     (1,365)       2,181       3,266
Net change in short-term debt........................................................          75         (1)         (1)
Long-term debt issued................................................................         481          79         110
Long-term debt repaid................................................................        (27)        (81)     (1,411)
Cash received in connection with redeemable noncontrolling interests.................         774          --          --
Dividends on common stock............................................................     (1,428)     (1,023)     (1,151)
Capital contribution.................................................................          --          --          47
Other, net...........................................................................         (5)         611          25
                                                                                      ----------- ----------- -----------
Net cash provided by (used in) financing activities..................................     (3,497)       7,040       (607)
                                                                                      ----------- ----------- -----------
Change in cash and cash equivalents..................................................       (303)       (688)     (1,396)
Cash and cash equivalents, beginning of year.........................................       1,401       2,089       3,485
                                                                                      ----------- ----------- -----------
Cash and cash equivalents, end of year............................................... $     1,098 $     1,401 $     2,089
                                                                                      =========== =========== ===========
Supplemental disclosures of cash flow information:
Net cash paid (received) for:
  Interest........................................................................... $       152 $       151 $       196
                                                                                      =========== =========== ===========
  Income tax......................................................................... $       822 $       842 $       701
                                                                                      =========== =========== ===========
Non-cash transactions:
  Capital contributions from MetLife, Inc............................................ $         3 $         3 $         3
                                                                                      =========== =========== ===========
  Dividends to MetLife, Inc.......................................................... $        -- $        -- $       170
                                                                                      =========== =========== ===========
  Real estate and real estate joint ventures acquired in satisfaction of debt........ $        18 $       264 $       151
                                                                                      =========== =========== ===========




       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a leading provider of insurance, annuities and employee benefit programs throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc.

  The Company is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. In order to qualify for a discontinued operation, the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company, and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------------------
Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                              4
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles     5
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                            6
--------------------------------------------------------------------------------------------------------
Investments                                                                                            8
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                            9
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                            10
--------------------------------------------------------------------------------------------------------
Goodwill                                                                                              11
--------------------------------------------------------------------------------------------------------
Employee Benefit Plans                                                                                15
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                            16
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                              17
--------------------------------------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

    Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care ("LTC") and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts:
 .  Term insurance
 .  Nonparticipating whole life
    insurance
 .  Traditional group life insurance
 .  Non-medical health insurance
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 5 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums reinsurance and other receivables (future policy benefits) are established.

   For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income on investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Trading and Fair Value Option Securities

    Trading and fair value option securities are stated at estimated fair value and include investments for which the fair value option ("FVO") has been elected ("FVO Securities") and investments that are actively purchased and sold ("Actively Traded Securities").

    Actively Traded Securities principally include fixed maturity securities and short sale agreement liabilities, which are included in other liabilities.

    FVO Securities include:

    . fixed maturity and equity securities held-for-investment by the general account to support asset and liability management strategies for certain insurance products ("FVO general account securities"); and
    . securities held by consolidated securitization entities ("CSEs") ("FVO securities held by CSEs").

    Changes in estimated fair value of these securities are included in net investment income, except for certain securities included in FVO Securities where changes are included in net investment gains (losses).

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural, and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

  Mortgage Loans Held-For-Investment

    Mortgage loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans held-for-investment are residential mortgage loans for which the FVO was elected. These mortgage loans are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

  Mortgage Loans Held-For-Sale

    Mortgage loans held-for-sale that were previously designated as held-for-investment, but now are designated as held-for-sale and mortgage loans originated with the intent to sell for which FVO was not elected, are stated at the lower of amortized cost or estimated fair value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and for investments in real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
    . Tax credit and renewable energy partnerships derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Leveraged leases are recorded net of non-recourse debt. Income on leveraged leases is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Investments in joint ventures that engage in insurance underwriting activities are accounted for under the equity method.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------
  Statement of Operations Presentation:    Derivative:
-------------------------------------------------------------------------------
  Net investment income                  .  Economic hedges of equity method
                                            investments in joint ventures
                                         .  All derivatives held in relation
                                            to trading portfolios
-------------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The change in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Employee Benefit Plans

   The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

   The Company recognizes the funded status of the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses), prior service costs and credits not yet included in net periodic benefit costs are charged to accumulated OCI ("AOCI"), net of income tax.

   The Company also sponsors defined contribution plans for substantially all U.S. employees under which a portion of participant contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the defined contribution plans, no liability for matching contributions is recognized in the balance sheets.

 Income Tax

   Metropolitan Life Insurance Company and all of its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife, Inc. each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If Metropolitan Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 17, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Other Accounting Policies

  Redeemable Noncontrolling Interests

    Redeemable noncontrolling interests associated with certain joint ventures and partially-owned consolidated subsidiaries are reported in the temporary section of the balance sheet.

  Stock-Based Compensation

    Stock-based compensation recognized in the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

    MetLife, Inc. grants certain employees and directors stock-based compensation awards under various plans that are subject to specific vesting conditions. With the exception of performance shares granted in 2013 which are remeasured quarterly, the cost of all stock-based transactions is measured at fair value at grant date and recognized over the period during which a grantee is required to provide services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered nonsubstantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.2 billion and $1.7 billion at December 31, 2013 and 2012, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $667 million and $1.0 billion at December 31, 2013 and 2012, respectively. Related depreciation and amortization expense was $115 million, $121 million and $118 million for the years ended December 31, 2013, 2012 and 2011, respectively.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  generally over a four-year period using the straight-line method. The cost basis of computer software was $1.0 billion and $902 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $739 million and $611 million at December 31, 2013 and 2012, respectively. Related amortization expense was $144 million, $143 million and $145 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Other Revenues

    Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees, administrative service fees, and changes in account value relating to corporate-owned life insurance ("COLI"). Such fees and commissions are recognized in the period in which services are performed. Under certain COLI contracts, if the Company reports certain unlikely adverse results in its financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

    Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company and its insurance subsidiaries.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries, if any, are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries, if any, are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative cost previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters -- Translation of Financial Statements, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In July 2011, the FASB issued new guidance on other expenses (ASU 2011-06, Other Expenses (Topic 720): Fees Paid to the Federal Government by Health Insurers), effective for calendar years beginning after December 31, 2013. The objective of this standard is to address how health insurers should recognize and classify in their income statements fees mandated by the Patient Protection and Affordable Care Act, as amended by the Health Care and Education Reconciliation Act. The amendments in this standard specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense using the straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable. In accordance with the adoption of the new accounting pronouncement, on January 1, 2014, the Company recorded $55 million in other liabilities, and a corresponding deferred cost, in other assets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information


  The Company is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and services and a variety of annuities to individuals and employees of corporations and other institutions, and is organized into two businesses: Life & Other and Annuities. Life & Other insurance products and services include variable life, universal life, term life and whole life products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products. Life & Other products and services also include individual disability income products. Annuities includes a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs.

Group, Voluntary & Worksite Benefits

  The Group, Voluntary & Worksite Benefits segment offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two businesses: Group and Voluntary & Worksite. Group insurance products and services include variable life, universal life and term life products. Group insurance products and services also include dental, group short- and long-term disability and accidental death & dismemberment coverages. The Voluntary & Worksite business includes LTC, prepaid legal plans and critical illness products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund postretirement benefits and company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, enterprise-wide strategic initiative restructuring charges, various start-up and certain run-off businesses, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Start-up businesses include direct and digital marketing products. In addition, starting in 2013, Corporate & Other includes ancillary U.S. sponsored direct business, comprised of group and individual products sold through sponsoring organizations and affinity groups. Corporate & Other also includes our investment management business through which we offer fee-based investment management services to institutional clients. Additionally, Corporate & Other includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses).

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, and (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

       The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    .  Policyholder benefits and claims and policyholder dividends excludes:
       (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses),
       (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (iii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and
       (iv) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to noncontrolling interests and goodwill impairments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2013, 2012 and 2011 and at December 31, 2013 and 2012. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
(loss) from continuing operations, net of income tax.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                             Operating Earnings
                                            -----------------------------------------------------
                                                         Group,
                                                       Voluntary  Corporate
                                                       & Worksite  Benefit   Corporate                           Total
Year Ended December 31, 2013                  Retail    Benefits   Funding    & Other    Total    Adjustments Consolidated
------------------------------------------- ---------- ---------- ---------- --------- ---------- ----------- ------------
                                                                            (In millions)
Revenues
Premiums................................... $    3,992 $  13,732  $    2,675 $      76 $   20,475  $     --     $ 20,475
Universal life and investment-type product
 policy fees...............................      1,397       688         211        --      2,296        67        2,363
Net investment income......................      5,385     1,790       4,611       431     12,217     (432)       11,785
Other revenues.............................        328       404         273       694      1,699        --        1,699
Net investment gains (losses)..............         --        --          --        --         --        48           48
Net derivative gains (losses)..............         --        --          --        --         --   (1,070)      (1,070)
                                            ---------- ---------  ---------- --------- ----------  --------     --------
  Total revenues...........................     11,102    16,614       7,770     1,201     36,687   (1,387)       35,300
                                            ---------- ---------  ---------- --------- ----------  --------     --------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................      6,246    13,191       4,723        67     24,227        10       24,237
Interest credited to policyholder account
 balances..................................        988       156       1,092        --      2,236        17        2,253
Capitalization of DAC......................      (517)      (20)        (25)        --      (562)        --        (562)
Amortization of DAC and VOBA...............        447        25          19        --        491     (230)          261
Interest expense on debt...................          5         1          10       134        150         3          153
Other expenses.............................      2,280     1,988         489     1,348      6,105        31        6,136
                                            ---------- ---------  ---------- --------- ----------  --------     --------
  Total expenses...........................      9,449    15,341       6,308     1,549     32,647     (169)       32,478
                                            ---------- ---------  ---------- --------- ----------  --------     --------
Provision for income tax expense (benefit).        579       446         512     (421)      1,116     (435)          681
                                            ---------- ---------  ---------- --------- ----------               --------
Operating earnings......................... $    1,074 $     827  $      950 $      73      2,924
                                            ========== =========  ========== =========
Adjustments to:
  Total revenues...........................                                               (1,387)
  Total expenses...........................                                                   169
  Provision for income tax (expense)
   benefit.................................                                                   435
                                                                                       ----------
Income (loss) from continuing operations,
 net of income tax.........................                                            $    2,141               $  2,141
                                                                                       ==========               ========
                                                         Group,
                                                       Voluntary  Corporate
                                                       & Worksite  Benefit   Corporate
At December 31, 2013                          Retail    Benefits   Funding    & Other    Total
------------------------------------------- ---------- ---------- ---------- --------- ----------
                                                                (In millions)

Total assets............................... $  174,853 $  41,059  $  188,960 $  27,911 $  432,783
Separate account assets.................... $   59,217 $     644  $   74,935 $      -- $  134,796
Separate account liabilities............... $   59,217 $     644  $   74,935 $      -- $  134,796

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)

                                                             Operating Earnings
                                            -----------------------------------------------------
                                                         Group,
                                                       Voluntary  Corporate
                                                       & Worksite  Benefit   Corporate                           Total
Year Ended December 31, 2012                  Retail    Benefits   Funding    & Other    Total    Adjustments Consolidated
------------------------------------------- ---------- ---------- ---------- --------- ---------- ----------- ------------
                                                                            (In millions)
Revenues
Premiums................................... $    3,997 $  13,274  $    2,608 $       1 $   19,880   $   --      $ 19,880
Universal life and investment-type product
 policy fees...............................      1,332       663         194        --      2,189       50         2,239
Net investment income......................      5,384     1,680       4,519       554     12,137    (285)        11,852
Other revenues.............................        265       398         252       815      1,730       --         1,730
Net investment gains (losses)..............         --        --          --        --         --    (330)         (330)
Net derivative gains (losses)..............         --        --          --        --         --      675           675
                                            ---------- ---------  ---------- --------- ----------   ------      --------
  Total revenues...........................     10,978    16,015       7,573     1,370     35,936      110        36,046
                                            ---------- ---------  ---------- --------- ----------   ------      --------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................      6,294    12,580       4,552       (1)     23,425      139        23,564
Interest credited to policyholder account
 balances..................................      1,002       167       1,192        --      2,361       29         2,390
Capitalization of DAC......................      (584)      (24)        (24)        --      (632)       --         (632)
Amortization of DAC and VOBA...............        656        29          12         2        699      292           991
Interest expense on debt...................          5         1           9       133        148        4           152
Other expenses.............................      2,341     1,901         438     1,196      5,876        7         5,883
                                            ---------- ---------  ---------- --------- ----------   ------      --------
  Total expenses...........................      9,714    14,654       6,179     1,330     31,877      471        32,348
                                            ---------- ---------  ---------- --------- ----------   ------      --------
Provision for income tax expense (benefit).        442       477         488     (236)      1,171    (116)         1,055
                                            ---------- ---------  ---------- --------- ----------               --------
Operating earnings......................... $      822 $     884  $      906 $     276      2,888
                                            ========== =========  ========== =========
Adjustments to:
  Total revenues...........................                                                   110
  Total expenses...........................                                                 (471)
  Provision for income tax (expense)
   benefit.................................                                                   116
                                                                                       ----------
Income (loss) from continuing operations,
 net of income tax.........................                                            $    2,643               $  2,643
                                                                                       ==========               ========
                                                         Group,
                                                       Voluntary  Corporate
                                                       & Worksite  Benefit   Corporate
At December 31, 2012                          Retail    Benefits   Funding    & Other    Total
------------------------------------------- ---------- ---------- ---------- --------- ----------
                                                                (In millions)

Total assets............................... $  171,050 $  41,362  $  183,856 $  32,996 $  429,264
Separate account assets.................... $   50,572 $     532  $   69,867 $      -- $  120,971
Separate account liabilities............... $   50,572 $     532  $   69,867 $      -- $  120,971

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)

                                                           Operating Earnings
                                            -------------------------------------------------
                                                       Group,
                                                     Voluntary  Corporate
                                                     & Worksite  Benefit  Corporate                          Total
Year Ended December 31, 2011                 Retail   Benefits   Funding   & Other    Total   Adjustments Consolidated
------------------------------------------- -------- ---------- --------- --------- --------- ----------- ------------
                                                                          (In millions)
Revenues
Premiums................................... $  4,022 $  12,487  $  1,778  $      1  $  18,288 $       --   $  18,288
Universal life and investment-type product
 policy fees...............................    1,334       630       197        --      2,161         41       2,202
Net investment income......................    5,363     1,682     4,312       385     11,742      (127)      11,615
Other revenues.............................      226       374       242       966      1,808         --       1,808
Net investment gains (losses)..............       --        --        --        --         --        132         132
Net derivative gains (losses)..............       --        --        --        --         --      1,578       1,578
                                            -------- ---------  --------  --------  --------- ----------   ---------
  Total revenues...........................   10,945    15,173     6,529     1,352     33,999      1,624      35,623
                                            -------- ---------  --------  --------  --------- ----------   ---------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................    6,425    11,880     3,683         4     21,992         44      22,036
Interest credited to policyholder account
 balances..................................    1,000       178     1,140        --      2,318         54       2,372
Capitalization of DAC......................    (622)      (84)      (18)        --      (724)         --       (724)
Amortization of DAC and VOBA...............      681        95        14         1        791         84         875
Interest expense on debt...................        5        --         8       172        185          9         194
Other expenses.............................    2,564     1,837       472     1,247      6,120          6       6,126
                                            -------- ---------  --------  --------  --------- ----------   ---------
  Total expenses...........................   10,053    13,906     5,299     1,424     30,682        197      30,879
                                            -------- ---------  --------  --------  --------- ----------   ---------
Provision for income tax expense
 (benefit).................................      314       445       432     (229)        962        498       1,460
                                            -------- ---------  --------  --------  ---------              ---------
Operating earnings......................... $    578 $     822  $    798  $    157      2,355
                                            ======== =========  ========  ========
Adjustments to:
  Total revenues...........................                                             1,624
  Total expenses...........................                                             (197)
  Provision for income tax
   (expense) benefit.......................                                             (498)
                                                                                    ---------
Income (loss) from continuing
 operations, net of income tax.............                                         $   3,284              $   3,284
                                                                                    =========              =========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                         -----------------------------
                                           2013      2012      2011
                                         --------- --------- ---------
                                                 (In millions)
          Life insurance (1)............ $  17,489 $  17,224 $  16,209
          Accident and health insurance.     6,873     6,458     5,940
          Non-insurance.................       175       167       149
                                         --------- --------- ---------
           Total........................ $  24,537 $  23,849 $  22,298
                                         ========= ========= =========

--------

(1) Includes annuities and corporate benefit funding products.

  Revenues derived from one Group, Voluntary & Worksite Benefits customer were $2.5 billion, $2.5 billion and $2.4 billion for the years ended December 31, 2013, 2012 and 2011, respectively, which represented 10%,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)

11% and 11%, respectively, of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2013, 2012 and 2011. Substantially all of the Company's consolidated premiums, universal life & investment-type product policy fees and other revenues originated in the U.S.

3. Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2013     2012    2011
                                                                  -------  ------- -------
                                                                       (In millions)
Total revenues................................................... $     2  $    62 $   105
Total expenses...................................................      --       --      --
                                                                  -------  ------- -------
Income (loss) before provision for income tax....................       2       62     105
Provision for income tax expense (benefit).......................       1       22      37
                                                                  -------  ------- -------
Income (loss) from operations of discontinued operations, net of
  income tax.....................................................       1       40      68
Gain (loss) on disposal of operations, net of income tax.........      --       --     (7)
                                                                  -------  ------- -------
Income (loss) from discontinued operations, net of income tax.... $     1  $    40 $    61
                                                                  =======  ======= =======

4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                    December 31,
                                                ---------------------
                                                   2013       2012
                                                ---------- ----------
                                                    (In millions)
          Retail............................... $   91,575 $   92,322
          Group, Voluntary & Worksite Benefits.     28,035     28,517
          Corporate Benefit Funding............     89,941     93,051
          Corporate & Other....................        581        475
                                                ---------- ----------
           Total............................... $  210,132 $  214,365
                                                ========== ==========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest
                                       rate, ranging from 3% to 7%, and
                                       mortality rates guaranteed in
                                       calculating the cash surrender values
                                       described in such contracts); and
                                       (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 2% to 10%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 1% to 11%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 2% to 8%.
  ---------------------------------------------------------------------------

  Participating business represented 5% of the Company's life insurance in-force at both December 31, 2013 and 2012. Participating policies represented 28%, 29% and 32% of gross life insurance premiums for the years ended
December 31, 2013, 2012 and 2011, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                       Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.
-------------------------------------------------------------------------------------------------

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  The Company also issues annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                 Universal and Variable
                               Annuity Contracts    Life Contracts
                               ----------------  ---------------------
                                                 Secondary    Paid-Up
                                GMDBs    GMIBs   Guarantees  Guarantees  Total
                               -------  -------- ----------  ---------- --------
                                                (In millions)
 Direct
 Balance at January 1, 2011... $    61  $    113  $    246    $    49   $    469
 Incurred guaranteed benefits.      30        45        15          9         99
 Paid guaranteed benefits.....     (7)        --        --         --        (7)
                               -------  --------  --------    -------   --------
 Balance at December 31, 2011.      84       158       261         58        561
 Incurred guaranteed benefits.      31       174        79         10        294
 Paid guaranteed benefits.....     (6)        --        --         --        (6)
                               -------  --------  --------    -------   --------
 Balance at December 31, 2012.     109       332       340         68        849
 Incurred guaranteed benefits.      44        58        77          6        185
 Paid guaranteed benefits.....     (5)        --        --         --        (5)
                               -------  --------  --------    -------   --------
 Balance at December 31, 2013  $   148  $    390  $    417    $    74   $  1,029
                               =======  ========  ========    =======   ========
 Ceded
 Balance at January 1, 2011... $    44  $     36  $    209    $    34   $    323
 Incurred guaranteed benefits.      25        16         3          7         51
 Paid guaranteed benefits.....     (7)        --        --         --        (7)
                               -------  --------  --------    -------   --------
 Balance at December 31, 2011.      62        52       212         41        367
 Incurred guaranteed benefits.      30        58        53          6        147
 Paid guaranteed benefits.....     (6)        --        --         --        (6)
                               -------  --------  --------    -------   --------
 Balance at December 31, 2012.      86       110       265         47        508
 Incurred guaranteed benefits.      39        14        49          4        106
 Paid guaranteed benefits.....     (5)        --        --         --        (5)
                               -------  --------  --------    -------   --------
 Balance at December 31, 2013. $   120  $    124  $    314    $    51   $    609
                               =======  ========  ========    =======   ========
 Net
 Balance at January 1, 2011... $    17  $     77  $     37    $    15   $    146
 Incurred guaranteed benefits.       5        29        12          2         48
 Paid guaranteed benefits.....      --        --        --         --         --
                               -------  --------  --------    -------   --------
 Balance at December 31, 2011.      22       106        49         17        194
 Incurred guaranteed benefits.       1       116        26          4        147
 Paid guaranteed benefits.....      --        --        --         --         --
                               -------  --------  --------    -------   --------
 Balance at December 31, 2012.      23       222        75         21        341
 Incurred guaranteed benefits.       5        44        28          2         79
 Paid guaranteed benefits.....      --        --        --         --         --
                               -------  --------  --------    -------   --------
 Balance at December 31, 2013. $    28  $    266  $    103    $    23   $    420
                               =======  ========  ========    =======   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Equity.......... $  24,915 $  20,475
                      Balanced........    22,481    19,235
                      Bond............     4,551     4,771
                      Money Market....       179       192
                                       --------- ---------
                       Total.......... $  52,126 $  44,673
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Two Tier Annuities

   Defined as the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date. These contracts apply a lower rate on funds if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                                    December 31,
                                              ---------------------------------------------------------
                                                          2013                         2012
                                              ---------------------------- ----------------------------
                                                  In the          At           In the          At
                                              Event of Death Annuitization Event of Death Annuitization
                                              -------------- ------------- -------------- -------------
                                                                    (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value.................  $    62,763    $    28,934   $    55,469    $    24,229
Separate account value.......................  $    50,700    $    27,738   $    43,327    $    22,963
Net amount at risk...........................  $       641    $       123   $       902    $       845
Average attained age of contractholders......     64 years       62 years      64 years       60 years
Two Tier Annuities
General account value........................          N/A    $       397           N/A    $       274
Net amount at risk...........................          N/A    $       123           N/A    $        48
Average attained age of contractholders......          N/A       54 years           N/A       64 years

                                                                    December 31,
                                              ---------------------------------------------------------
                                                          2013                         2012
                                              ---------------------------- ----------------------------
                                                Secondary       Paid-Up      Secondary       Paid-Up
                                                Guarantees    Guarantees     Guarantees    Guarantees
                                              -------------- ------------- -------------- -------------
                                                                    (In millions)
Universal and Variable Life Contracts (1)
Account value (general and separate account).  $     7,871    $     1,125   $     6,958    $     1,163
Net amount at risk...........................  $    81,888    $     8,701   $    85,216    $     9,299
Average attained age of policyholders........     53 years       59 years      52 years       59 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2013, 2012 and 2011, the Company issued $26.8 billion, $24.7 billion and $27.4 billion, respectively, and repaid $25.1 billion, $21.5 billion and $28.2 billion, respectively, of such funding agreements. At December 31, 2013 and 2012, liabilities for funding agreements outstanding, which are included in PABs, were $26.0 billion and $23.9 billion, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Metropolitan Life Insurance Company and General American Life Insurance Company ("GALIC"), a subsidiary, are members of regional banks in the FHLB system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                           -------------
                                            2013   2012
                                           ------ ------
                                           (In millions)
                       FHLB of NY......... $  700 $  736
                       FHLB of Des Moines. $   50 $   55

  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                 Liability              Collateral
                            ------------------- ---------------------------
                                             December 31,
                            -----------------------------------------------
                              2013      2012        2013          2012
                            --------- --------- ------------- -------------
                                             (In millions)
    FHLB of NY (1)......... $  12,770 $  13,512 $  14,287 (2) $  14,611 (2)
    Farmer Mac (3)......... $   2,550 $   2,550 $       2,929 $       2,929
    FHLB of Des Moines (1). $   1,000 $   1,000 $   1,118 (2) $   1,298 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to, group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                           --------------------------
                                             2013     2012     2011
                                           -------- -------- --------
                                                 (In millions)
          Balance at January 1,........... $  6,826 $  6,622 $  6,539
           Less: Reinsurance recoverables.      301      324      448
                                           -------- -------- --------
          Net balance at January 1,.......    6,525    6,298    6,091
                                           -------- -------- --------
          Incurred related to:
           Current year...................    4,762    4,320    3,856
           Prior years (1)................     (12)     (42)     (79)
                                           -------- -------- --------
             Total incurred...............    4,750    4,278    3,777
                                           -------- -------- --------
          Paid related to:
           Current year...................  (3,035)  (2,626)  (2,282)
           Prior years....................  (1,508)  (1,425)  (1,288)
                                           -------- -------- --------
             Total paid...................  (4,543)  (4,051)  (3,570)
                                           -------- -------- --------
          Net balance at December 31,.....    6,732    6,525    6,298
           Add: Reinsurance recoverables..      290      301      324
                                           -------- -------- --------
          Balance at December 31,......... $  7,022 $  6,826 $  6,622
                                           ======== ======== ========

--------

(1)During 2013, 2012 and 2011, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased due to a reduction in prior year dental and accidental death and dismemberment claims and improved loss ratio for non-medical health claim liabilities.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $83.1 billion and $71.7 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $51.7 billion and $49.3 billion at December 31, 2013 and 2012, respectively. The latter category consisted primarily of funding agreements and participating close-out contracts. The average interest rate credited on these contracts was 2.23% and 2.80% at December 31, 2013 and 2012, respectively.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)

and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                        Years Ended December 31,
                                                                       --------------------------
                                                                         2013     2012     2011
                                                                       -------- -------- --------
                                                                             (In millions)
DAC
Balance at January 1,................................................. $  5,752 $  6,244 $  6,640
Capitalizations.......................................................      562      632      724
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).....      227    (270)     (88)
  Other expenses......................................................    (478)    (709)    (777)
                                                                       -------- -------- --------
   Total amortization.................................................    (251)    (979)    (865)
                                                                       -------- -------- --------
Unrealized investment gains (losses)..................................      495    (145)    (255)
Other (1).............................................................    (220)       --       --
                                                                       -------- -------- --------
Balance at December 31,...............................................    6,338    5,752    6,244
                                                                       -------- -------- --------
VOBA
Balance at January 1,.................................................       80       97      115
Amortization related to:
  Other expenses......................................................     (10)     (12)     (10)
                                                                       -------- -------- --------
   Total amortization.................................................     (10)     (12)     (10)
                                                                       -------- -------- --------
Unrealized investment gains (losses)..................................        8      (5)      (8)
                                                                       -------- -------- --------
Balance at December 31,...............................................       78       80       97
                                                                       -------- -------- --------
Total DAC and VOBA
Balance at December 31,............................................... $  6,416 $  5,832 $  6,341
                                                                       ======== ======== ========

--------

(1)The year ended December 31, 2013 includes ($220) million that was reclassified to DAC from other liabilities. The amounts reclassified relate to affiliated reinsurance agreements accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances assumed on the agreements from inception. These amounts were previously included in the calculated value of the deposit payable on these agreements and were recorded within other liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


  Information regarding total DAC and VOBA by segment was as follows at:

                                                    December 31,
                                                  -----------------
                                                    2013     2012
                                                  -------- --------
                                                    (In millions)
            Retail............................... $  5,990 $  5,407
            Group, Voluntary & Worksite Benefits.      333      337
            Corporate Benefit Funding............       93       88
                                                  -------- --------
             Total............................... $  6,416 $  5,832
                                                  ======== ========

  Information regarding other policy-related intangibles was as follows:

                                            Years Ended December 31,
                                            ------------------------
                                             2013     2012    2011
                                             ------  ------  ------
                                               (In millions)
                Deferred Sales Inducements
                Balance at January 1,...... $  180   $  184  $  190
                Capitalization.............     15       22      29
                Amortization...............   (20)     (26)    (35)
                                             ------  ------  ------
                Balance at December 31,.... $  175   $  180  $  184
                                             ======  ======  ======
                VODA and VOCRA
                Balance at January 1,...... $  353   $  378  $  400
                Amortization...............   (28)     (25)    (22)
                                             ------  ------  ------
                Balance at December 31,.... $  325   $  353  $  378
                                             ======  ======  ======
                Accumulated amortization... $  132   $  104  $   79
                                             ======  ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA  VODA and VOCRA
                                             ------ --------------
                                                 (In millions)
              2014.......................... $    9 $          30
              2015.......................... $    8 $          30
              2016.......................... $    4 $          30
              2017.......................... $    5 $          28
              2018.......................... $    5 $          26

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company's Retail Annuities business assumes 90% of the fixed annuities issued by several affiliates. The Company also reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities issued since 2004 to an affiliated reinsurer and certain portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2004 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

Group, Voluntary & Worksite Benefits

  For policies within the Group, Voluntary & Worksite Benefits segment, the Company generally retains most of the risk and only cedes particular risk on certain client arrangements. The majority of the Company's reinsurance activity with this segment relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no additional transactions during the periods presented.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion of unsecured reinsurance recoverable balances at both December 31, 2013 and 2012.

  At December 31, 2013, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.8 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2012, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.8 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer, 59.25% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                  Years Ended December 31,
                                                                -----------------------------
                                                                  2013      2012      2011
                                                                --------- --------- ---------
                                                                        (In millions)
Premiums
 Direct premiums............................................... $  20,290 $  19,821 $  18,435
 Reinsurance assumed...........................................     1,469     1,350     1,240
 Reinsurance ceded.............................................   (1,284)   (1,291)   (1,387)
                                                                --------- --------- ---------
   Net premiums................................................ $  20,475 $  19,880 $  18,288
                                                                ========= ========= =========
Universal life and investment-type product policy fees
 Direct universal life and investment-type product policy fees. $   2,913 $   2,763 $   2,686
 Reinsurance assumed...........................................        41        39        38
 Reinsurance ceded.............................................     (591)     (563)     (522)
                                                                --------- --------- ---------
   Net universal life and investment-type product policy fees.. $   2,363 $   2,239 $   2,202
                                                                ========= ========= =========
Other revenues
 Direct other revenues......................................... $     970 $     887 $     836
 Reinsurance assumed...........................................       (2)       (6)       (6)
 Reinsurance ceded.............................................       731       849       978
                                                                --------- --------- ---------
   Net other revenues.......................................... $   1,699 $   1,730 $   1,808
                                                                ========= ========= =========
Policyholder benefits and claims
 Direct policyholder benefits and claims....................... $  23,305 $  22,677 $  21,100
 Reinsurance assumed...........................................     1,225     1,208     1,069
 Reinsurance ceded.............................................   (1,498)   (1,616)   (1,488)
                                                                --------- --------- ---------
   Net policyholder benefits and claims........................ $  23,032 $  22,269 $  20,681
                                                                ========= ========= =========
Interest credited to policyholder account balances
 Direct interest credited to policyholder account balances..... $   2,322 $   2,455 $   2,434
 Reinsurance assumed...........................................        35        33        32
 Reinsurance ceded.............................................     (104)      (98)      (94)
                                                                --------- --------- ---------
   Net interest credited to policyholder account balances...... $   2,253 $   2,390 $   2,372
                                                                ========= ========= =========
Other expenses
 Direct other expenses......................................... $   5,028 $   5,328 $   5,280
 Reinsurance assumed...........................................       427       479       458
 Reinsurance ceded.............................................       533       587       733
                                                                --------- --------- ---------
   Net other expenses.......................................... $   5,988 $   6,394 $   6,471
                                                                ========= ========= =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                     December 31,
                                   ---------------------------------------------------------------------------------
                                                     2013                                     2012
                                   ---------------------------------------- ----------------------------------------
                                                                   Total                                    Total
                                                                  Balance                                  Balance
                                     Direct   Assumed    Ceded     Sheet      Direct   Assumed    Ceded     Sheet
                                   ---------- -------- --------- ---------- ---------- -------- --------- ----------
                                                                     (In millions)
Assets
Premiums, reinsurance and other
 receivables...................... $    1,700 $    527 $  21,410 $   23,637 $    1,613 $    480 $  22,628 $   24,721
Deferred policy acquisition costs
 and value of business acquired...      6,567      330     (481)      6,416      5,685      460     (313)      5,832
                                   ---------- -------- --------- ---------- ---------- -------- --------- ----------
  Total assets.................... $    8,267 $    857 $  20,929 $   30,053 $    7,298 $    940 $  22,315 $   30,553
                                   ========== ======== ========= ========== ========== ======== ========= ==========
Liabilities
Future policy benefits............ $  110,072 $  1,891 $      -- $  111,963 $  112,264 $  1,722 $      -- $  113,986
Policyholder account balances.....     92,246      252        --     92,498     94,454      262        --     94,716
Other policy-related balances.....      5,416      294      (39)      5,671      5,401      291      (29)      5,663
Other liabilities.................      8,690    7,046    16,444     32,180      9,544    7,327    17,070     33,941
                                   ---------- -------- --------- ---------- ---------- -------- --------- ----------
  Total liabilities............... $  216,424 $  9,483 $  16,405 $  242,312 $  221,663 $  9,602 $  17,041 $  248,306
                                   ========== ======== ========= ========== ========== ======== ========= ==========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $13.8 billion and $13.9 billion at December 31, 2013 and 2012, respectively. The deposit liabilities on reinsurance were $6.5 billion and $6.9 billion at December 31, 2013 and 2012, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including Exeter Reassurance Company, Ltd. ("Exeter"), First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI-USA"), MetLife Investors Insurance Company ("MLIIC"), MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont and Metropolitan Tower Life Insurance Company, all of which are related parties.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                               Years Ended December 31,
                                                               ------------------------
                                                                2013    2012     2011
                                                               ------ -------- --------
                                                                    (In millions)
Premiums
 Reinsurance assumed.......................................... $  451 $    319 $    169
 Reinsurance ceded............................................   (45)     (54)     (51)
                                                               ------ -------- --------
   Net premiums............................................... $  406 $    265 $    118
                                                               ====== ======== ========
Universal life and investment-type product policy fees
 Reinsurance assumed.......................................... $   40 $     39 $     38
 Reinsurance ceded............................................  (221)    (216)    (170)
                                                               ------ -------- --------
   Net universal life and investment-type product policy fees. $(181) $  (177) $  (132)
                                                               ====== ======== ========
Other revenues
 Reinsurance assumed.......................................... $  (2) $    (6) $    (7)
 Reinsurance ceded............................................    675      790      916
                                                               ------ -------- --------
   Net other revenues......................................... $  673 $    784 $    909
                                                               ====== ======== ========
Policyholder benefits and claims
 Reinsurance assumed.......................................... $  402 $    334 $    175
 Reinsurance ceded............................................  (144)    (177)    (121)
                                                               ------ -------- --------
   Net policyholder benefits and claims....................... $  258 $    157 $     54
                                                               ====== ======== ========
Interest credited to policyholder account balances
 Reinsurance assumed.......................................... $   31 $     30 $     28
 Reinsurance ceded............................................  (102)     (98)     (94)
                                                               ------ -------- --------
   Net interest credited to policyholder account balances..... $ (71) $   (68) $   (66)
                                                               ====== ======== ========
Other expenses
 Reinsurance assumed.......................................... $  326 $    357 $    352
 Reinsurance ceded............................................    653      789      914
                                                               ------ -------- --------
   Net other expenses......................................... $  979 $  1,146 $  1,266
                                                               ====== ======== ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                     December 31,
                                                         -------------------------------------
                                                                2013               2012
                                                         ------------------ ------------------
                                                         Assumed    Ceded   Assumed    Ceded
                                                         -------- --------- -------- ---------
                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables (1)......... $    109 $  15,748 $     85 $  16,925
Deferred policy acquisition costs and value of business
  acquired..............................................      309     (273)      435     (266)
                                                         -------- --------- -------- ---------
 Total assets........................................... $    418 $  15,475 $    520 $  16,659
                                                         ======== ========= ======== =========
Liabilities
Future policy benefits.................................. $    761 $      -- $    567 $      --
Policyholder account balances...........................      239        --      251        --
Other policy-related balances...........................       67      (39)       57      (29)
Other liabilities (1)...................................    6,606    14,044    6,906    14,652
                                                         -------- --------- -------- ---------
 Total liabilities...................................... $  7,673 $  14,005 $  7,781 $  14,623
                                                         ======== ========= ======== =========

--------

(1)Effective in June 2012, the Company recaptured 10% of the 40.75% of the closed block liabilities that were ceded to MRC on a coinsurance with funds withheld basis. In connection with this partial recapture, the Company recognized a decrease of $3.9 billion in the deposit receivable included within premiums, reinsurance and other receivables, as well as an offsetting decrease of $3.9 billion in the funds withheld included within other liabilities at December 31, 2012.

  MLIC ceded two blocks of business to two affiliates on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased/(decreased) the funds withheld balance by ($11) million and $29 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with these embedded derivatives were $40 million, ($9) million and ($29) million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were ($62) million and $1.4 billion at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($1.7) billion, $14 million and $727 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement was included within other liabilities and increased the funds withheld balance by $709 million and $1.4 billion at December 31, 2013 and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)

2012, respectively. Net derivative gains (losses) associated with the embedded derivative were $664 million, $135 million and ($811) million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.2 billion and $2.1 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.8 billion at both December 31, 2013 and 2012. The deposit liabilities on affiliated reinsurance were $6.5 billion and $6.8 billion at December 31, 2013 and 2012, respectively.

7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Closed Block (continued)

the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Closed Block (continued)


  Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                                                      December 31,
                                                                                   -------------------
                                                                                     2013      2012
                                                                                   --------- ---------
                                                                                      (In millions)
Closed Block Liabilities
Future policy benefits............................................................ $  42,076 $  42,586
Other policy-related balances.....................................................       298       298
Policyholder dividends payable....................................................       456       466
Policyholder dividend obligation..................................................     1,771     3,828
Current income tax payable........................................................        18        --
Other liabilities.................................................................       582       602
                                                                                   --------- ---------
   Total closed block liabilities.................................................    45,201    47,780
                                                                                   --------- ---------
Assets Designated to the Closed Block
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value............    28,374    30,546
 Equity securities available-for-sale, at estimated fair value....................        86        41
 Mortgage loans...................................................................     6,155     6,192
 Policy loans.....................................................................     4,669     4,670
 Real estate and real estate joint ventures.......................................       492       459
 Other invested assets............................................................       814       953
                                                                                   --------- ---------
   Total investments..............................................................    40,590    42,861
Cash and cash equivalents.........................................................       238       381
Accrued investment income.........................................................       477       481
Premiums, reinsurance and other receivables.......................................        98       107
Current income tax recoverable....................................................        --         2
Deferred income tax assets........................................................       293       319
                                                                                   --------- ---------
   Total assets designated to the closed block....................................    41,696    44,151
                                                                                   --------- ---------
Excess of closed block liabilities over assets designated to the closed block.....     3,505     3,629
                                                                                   --------- ---------
Amounts included in AOCI:
 Unrealized investment gains (losses), net of income tax..........................     1,502     2,891
 Unrealized gains (losses) on derivatives, net of income tax......................       (3)         9
 Allocated to policyholder dividend obligation, net of income tax.................   (1,151)   (2,488)
                                                                                   --------- ---------
   Total amounts included in AOCI.................................................       348       412
                                                                                   --------- ---------
Maximum future earnings to be recognized from closed block assets and liabilities. $   3,853 $   4,041
                                                                                   ========= =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Closed Block (continued)


  Information regarding the closed block policyholder dividend obligation was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
                                                                                     2013        2012       2011
                                                                                 ------------ ---------- ----------
                                                                                           (In millions)
Balance at January 1,........................................................... $      3,828 $    2,919 $      876
Change in unrealized investment and derivative gains (losses)...................      (2,057)        909      2,043
                                                                                 ------------ ---------- ----------
Balance at December 31,......................................................... $      1,771 $    3,828 $    2,919
                                                                                 ============ ========== ==========

  Information regarding the closed block revenues and expenses was as follows:

                                                                           Years Ended December 31,
                                                                          --------------------------
                                                                            2013     2012     2011
                                                                          -------- -------- --------
                                                                                (In millions)
Revenues
Premiums................................................................. $  1,987 $  2,139 $  2,306
Net investment income....................................................    2,130    2,188    2,231
Net investment gains (losses)............................................       25       61       32
Net derivative gains (losses)............................................      (6)     (12)        8
                                                                          -------- -------- --------
   Total revenues........................................................    4,136    4,376    4,577
                                                                          -------- -------- --------
Expenses
Policyholder benefits and claims.........................................    2,702    2,783    2,991
Policyholder dividends...................................................      979    1,072    1,137
Other expenses...........................................................      165      179      193
                                                                          -------- -------- --------
   Total expenses........................................................    3,846    4,034    4,321
                                                                          -------- -------- --------
Revenues, net of expenses before provision for income tax expense
  (benefit)..............................................................      290      342      256
Provision for income tax expense (benefit)...............................      101      120       89
                                                                          -------- -------- --------
Revenues, net of expenses and provision for income tax expense (benefit)
  from continuing operations.............................................      189      222      167
Revenues, net of expenses and provision for income tax expense (benefit)
  from discontinued operations...........................................       --       10        1
                                                                          -------- -------- --------
Revenues, net of expenses and provision for income tax expense
  (benefit).............................................................. $    189 $    232 $    168
                                                                          ======== ======== ========

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and trading and FVO securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                         December 31, 2013                             December 31, 2012
                           --------------------------------------------- ---------------------------------------------
                                         Gross Unrealized                              Gross Unrealized
                            Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                           Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                             Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                           --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                  (In millions)
Fixed maturity securities
U.S. corporate............ $ 60,244  $  4,678  $   693   $ --  $  64,229 $  59,587 $  7,717   $ 304   $   -- $  67,000
U.S. Treasury and agency..   29,508     1,730      694     --     30,544    28,252    4,408       9       --    32,651
Foreign corporate (1).....   27,082     1,959      285     --     28,756    27,231    3,128     126      (1)    30,234
RMBS......................   24,119     1,109      368    150     24,710    23,792    1,716     226      257    25,025
CMBS......................    8,203       262       89     --      8,376     9,264      559      37       --     9,786
ABS (1)...................    7,789       151      117    (1)      7,824     8,025      205     105       --     8,125
State and political
 subdivision..............    5,386       467       76     --      5,777     5,554    1,184      18       --     6,720
Foreign government........    3,040       597      107     --      3,530     3,052    1,086       3       --     4,135
                           --------  --------  -------   ----  --------- --------- --------   -----   ------ ---------
 Total fixed maturity
  securities.............. $165,371  $ 10,953  $ 2,429   $149  $ 173,746 $ 164,757 $ 20,003   $ 828   $  256 $ 183,676
                           ========  ========  =======   ====  ========= ========= ========   =====   ====== =========
Equity securities
Common stock.............. $  1,070  $     97  $     3   $ --  $   1,164 $   1,013 $     33   $   5   $   -- $   1,041
Non-redeemable preferred
 stock....................      743        62       77     --        728       528       41     111       --       458
                           --------  --------  -------   ----  --------- --------- --------   -----   ------ ---------
 Total equity securities.. $  1,813  $    159  $    80   $ --  $   1,892 $   1,541 $     74   $ 116   $   -- $   1,499
                           ========  ========  =======   ====  ========= ========= ========   =====   ====== =========

--------

(1)The noncredit loss component of OTTI losses was in an unrealized gain position of $1 million for ABS at December 31, 2013, and $1 million for foreign corporate securities at December 31, 2012, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "--Net Unrealized Investment Gains (Losses)."

   The Company held non-income producing fixed maturity securities with an estimated fair value of $38 million and $41 million with unrealized gains (losses) of $12 million and $6 million at December 31, 2013 and 2012, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

 prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                                  December 31,
                                                   -------------------------------------------
                                                           2013                  2012
                                                   --------------------- ---------------------
                                                              Estimated             Estimated
                                                   Amortized    Fair     Amortized    Fair
                                                     Cost       Value      Cost       Value
                                                   ---------- ---------- ---------- ----------
                                                                  (In millions)
Due in one year or less........................... $    6,411 $    6,516 $   12,671 $   12,796
Due after one year through five years.............     34,696     36,556     30,187     32,160
Due after five years through ten years............     35,725     38,347     34,983     40,009
Due after ten years...............................     48,428     51,417     45,835     55,775
                                                   ---------- ---------- ---------- ----------
  Subtotal........................................    125,260    132,836    123,676    140,740
Structured securities (RMBS, CMBS and ABS)........     40,111     40,910     41,081     42,936
                                                   ---------- ---------- ---------- ----------
  Total fixed maturity securities................. $  165,371 $  173,746 $  164,757 $  183,676
                                                   ========== ========== ========== ==========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................... $   8,512  $    426  $  1,948    $  267   $  2,567     $ 58    $  2,507    $  246
U.S. Treasury and agency.........    10,077       687        33         7      1,576        9          --        --
Foreign corporate................     4,217       176       952       109        758       34       1,381        91
RMBS.............................     8,194       291     1,675       227        639       18       3,098       465
CMBS.............................     2,022        74       221        15        727        5         308        32
ABS..............................     1,701        28       530        88      1,246       22         697        83
State and political
 subdivision.....................       737        44        92        32         92        1         103        17
Foreign government...............       763        94        54        13        106        1          27         2
                                  ---------  --------  --------    ------   --------     ----    --------    ------
  Total fixed maturity
   securities.................... $  36,223  $  1,820  $  5,505    $  758   $  7,711     $148    $  8,121    $  936
                                  =========  ========  ========    ======   ========     ====    ========    ======
Equity securities
Common stock..................... $      37  $      3  $     --    $   --   $     62     $  5    $      1    $   --
Non-redeemable preferred
 stock...........................       222        41       125        36         --       --         190       111
                                  ---------  --------  --------    ------   --------     ----    --------    ------
  Total equity securities........ $     259  $     44  $    125    $   36   $     62     $  5    $    191    $  111
                                  ---------  --------  --------    ------   --------     ----    --------    ------
Total number of securities in an
 unrealized loss position........     2,211                 469                  622                  637
                                  =========            ========             ========             ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $1.5 billion during the year ended December 31, 2013 from $1.1 billion to $2.6 billion. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $163 million of the total $2.6 billion of gross unrealized losses were from 60 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  Investment Grade Fixed Maturity Securities

    Of the $163 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $76 million, or 47%, are related to gross unrealized losses on 39 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $163 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $87 million, or 53%, are related to gross unrealized losses on 21 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans) and ABS (primarily foreign ABS) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS and ABS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $36 million during the year ended December 31, 2013 from $116 million to $80 million. Of the $80 million, $33 million were from ten equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock, of which 68% were rated A or better.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                                    December 31,
                                                     ------------------------------------------
                                                             2013                  2012
                                                     --------------------  --------------------
                                                       Carrying     % of     Carrying     % of
                                                         Value      Total      Value      Total
                                                     ------------- ------  ------------- ------
                                                     (In millions)         (In millions)
Mortgage loans held-for-investment:
 Commercial.........................................   $  33,072    71.9 %   $  33,369    74.7 %
 Agricultural.......................................      11,025     24.0       11,487     25.7
 Residential........................................       1,858      4.0          105      0.3
                                                       ---------   ------    ---------   ------
   Subtotal (1).....................................      45,955     99.9       44,961    100.7
 Valuation allowances...............................       (272)    (0.6)        (304)    (0.7)
                                                       ---------   ------    ---------   ------
   Subtotal mortgage loans held-for-investment, net.      45,683     99.3       44,657    100.0
 Residential -- FVO.................................         338      0.7           --       --
                                                       ---------   ------    ---------   ------
   Total mortgage loans held-for-investment, net....      46,021    100.0       44,657    100.0
                                                       ---------   ------    ---------   ------
Mortgage loans held-for-sale........................           3       --           --       --
                                                       ---------   ------    ---------   ------
     Total mortgage loans, net......................   $  46,024   100.0 %   $  44,657   100.0 %
                                                       =========   ======    =========   ======

--------

(1)In 2013, the Company purchased $319 million, $1 million and $1.8 billion of commercial, agricultural and residential mortgage loans, respectively. In 2012, the Company purchased $1.2 billion, $191 million and $105 million of commercial, agricultural and residential mortgage loans, respectively, of which $1.2 billion, and $191 million of commercial and agricultural mortgage loans, respectively, were purchased at estimated fair value from an affiliate, MetLife Bank, National Association ("MetLife Bank").

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans and Valuation Allowance by Portfolio Segment

   The carrying value prior to valuation allowance ("recorded investment") in mortgage loans held-for-investment, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows at:

                                                                       December 31,
                                -------------------------------------------------------------------------------------------
                                                    2013                                          2012
                                --------------------------------------------- ---------------------------------------------
                                Commercial Agricultural Residential   Total   Commercial Agricultural Residential   Total
                                ---------- ------------ ----------- --------- ---------- ------------ ----------- ---------
                                                                       (In millions)
Mortgage loans:
  Evaluated individually for
   credit losses............... $     415   $      96    $      4   $     515 $     441   $     181     $   --    $     622
  Evaluated collectively for
   credit losses...............    32,657      10,929       1,854      45,440    32,928      11,306        105       44,339
                                ---------   ---------    --------   --------- ---------   ---------     ------    ---------
   Total mortgage loans........    33,072      11,025       1,858      45,955    33,369      11,487        105       44,961
                                ---------   ---------    --------   --------- ---------   ---------     ------    ---------
Valuation allowances:..........
  Specific credit losses.......        49           7          --          56        84          21         --          105
  Non-specifically identified
   credit losses...............       164          33          19         216       172          27         --          199
                                ---------   ---------    --------   --------- ---------   ---------     ------    ---------
   Total valuation
    allowances.................       213          40          19         272       256          48         --          304
                                ---------   ---------    --------   --------- ---------   ---------     ------    ---------
    Mortgage loans, net of
     valuation
     allowance................. $  32,859   $  10,985    $  1,839   $  45,683 $  33,113   $  11,439     $  105    $  44,657
                                =========   =========    ========   ========= =========   =========     ======    =========

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                 Commercial Agricultural  Residential  Total
                                 ---------- ------------- ----------- --------
                                            (In millions)
 Balance at January 1, 2011.....  $    441     $    81      $    --   $    522
 Provision (release)............     (111)         (2)           --      (113)
 Charge-offs, net of recoveries.      (12)         (4)           --       (16)
                                  --------     -------      -------   --------
 Balance at December 31, 2011...       318          75           --        393
 Provision (release)............      (50)           2           --       (48)
 Charge-offs, net of recoveries.      (12)        (24)           --       (36)
 Transfers to held-for-sale.....        --         (5)           --        (5)
                                  --------     -------      -------   --------
 Balance at December 31, 2012...       256          48           --        304
 Provision (release)............      (43)           3           19       (21)
 Charge-offs, net of recoveries.        --        (11)           --       (11)
                                  --------     -------      -------   --------
 Balance at December 31, 2013...  $    213     $    40      $    19   $    272
                                  ========     =======      =======   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans held-for-investment, were as follows:

                                   Recorded Investment
                       -------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------         % of     Estimated   % of
                       > 1.20x 1.00x - 1.20x < 1.00x  Total  Total   Fair Value   Total
                       ------- ------------- ------- ------- -----  ------------- -----
                                   (In millions)                    (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $24,585    $  476      $596   $25,657  77.6%    $26,900     78.4%
65% to 75%............   5,219       438       104     5,761  17.4       5,852     17.1
76% to 80%............     444       157       189       790   2.4         776      2.3
Greater than 80%......     583       205        76       864   2.6         769      2.2
                       -------    ------      ----   ------- -----     -------    -----
 Total................ $30,831    $1,276      $965   $33,072 100.0%    $34,297    100.0%
                       =======    ======      ====   ======= =====     =======    =====

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

                                      Recorded Investment
                       ------------------------------------------------
                         Debt Service Coverage Ratios
                       --------------------------------           % of     Estimated   % of
                        > 1.20x  1.00x - 1.20x < 1.00x    Total   Total   Fair Value   Total
                       --------- ------------- -------- --------- -----  ------------- -----
                                     (In millions)                       (In millions)
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  24,906   $    452    $    575 $  25,933  77.7%   $  27,894    78.8%
65% to 75%............     4,254        641         108     5,003  15.0        5,218    14.7
76% to 80%............       448        123         259       830   2.5          863     2.4
Greater than 80%......       847        501         255     1,603   4.8        1,451     4.1
                       ---------   --------    -------- --------- -----    ---------   -----
 Total................ $  30,455   $  1,717    $  1,197 $  33,369 100.0%   $  35,426   100.0%
                       =========   ========    ======== ========= =====    =========   =====

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans held-for-investment, were as follows:

                                             December 31,
                             --------------------------------------------
                                      2013                   2012
                             ---------------------  ---------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------  ------------- -------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  10,165      92.2%   $  10,628      92.5%
      65% to 75%............         659       6.0          514       4.5
      76% to 80%............          84       0.8           92       0.8
      Greater than 80%......         117       1.0          253       2.2
                               ---------   -------    ---------   -------
       Total................   $  11,025     100.0%   $  11,487     100.0%
                               =========   =======    =========   =======

   The estimated fair value of agricultural mortgage loans held-for-investment was $11.3 billion and $11.8 billion at December 31, 2013 and 2012, respectively.

 Credit Quality of Residential Mortgage Loans

   The credit quality of residential mortgage loans held-for-investment, were as follows:

                                              December 31,
                              --------------------------------------------
                                       2013                   2012
                              ---------------------  ---------------------
                                Recorded     % of      Recorded     % of
                               Investment    Total    Investment    Total
                              ------------- -------  ------------- -------
                              (In millions)          (In millions)
     Performance indicators:
     Performing..............   $  1,812       97.5%    $  105       100.0%
     Nonperforming...........         46        2.5         --          --
                                --------    -------     ------     -------
      Total..................   $  1,858      100.0%    $  105       100.0%
                                ========    =======     ======     =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   The estimated fair value of residential mortgage loans held-for-investment was $1.8 billion and $109 million at December 31, 2013 and 2012, respectively.

 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and accrual status of mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                                                   Greater than 90 Days Past Due and
                           Past Due                     Still Accruing Interest                Nonaccrual Status
              ----------------------------------- ----------------------------------- -----------------------------------
              December 31, 2013 December 31, 2012 December 31, 2013 December 31, 2012 December 31, 2013 December 31, 2012
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             (In millions)
Commercial...     $     --          $      --         $     --          $     --          $     169         $      83
Agricultural.           44                116               --                53                 47                67
Residential..           46                 --               --                --                 46                --
                  --------          ---------         --------          --------          ---------         ---------
 Total            $     90          $     116         $     --          $     53          $     262         $     150
                  ========          =========         ========          ========          =========         =========

 Impaired Mortgage Loans

   Impaired mortgage loans held-for-investment, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at and for the years ended:

                                                          Loans without
                  Loans with a Valuation Allowance     a Valuation Allowance           All Impaired Loans
              ---------------------------------------- --------------------  --------------------------------------
               Unpaid                                   Unpaid                Unpaid             Average
              Principal  Recorded  Valuation  Carrying Principal   Recorded  Principal Carrying  Recorded  Interest
               Balance  Investment Allowances  Value    Balance   Investment  Balance   Value   Investment  Income
              --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
                                                         (In millions)
December 31, 2013:
Commercial...  $  173     $  169     $   49    $  120   $  247      $  246    $  420    $  366    $  430    $  12
Agricultural.      64         62          7        55       35          34        99        89       151        9
Residential..      --         --         --        --        5           4         5         4         2       --
               ------     ------     ------    ------   ------      ------    ------    ------    ------    -----
  Total......  $  237     $  231     $   56    $  175   $  287      $  284    $  524    $  459    $  583    $  21
               ======     ======     ======    ======   ======      ======    ======    ======    ======    =====
December 31, 2012:
Commercial...  $  367     $  359     $   84    $  275   $   82      $   82    $  449    $  357    $  384    $  11
Agricultural.     110        107         21        86       79          74       189       160       201        8
Residential..      --         --         --        --       --          --        --        --        --       --
               ------     ------     ------    ------   ------      ------    ------    ------    ------    -----
  Total......  $  477     $  466     $  105    $  361   $  161      $  156    $  638    $  517    $  585    $  19
               ======     ======     ======    ======   ======      ======    ======    ======    ======    =====

   Unpaid principal balance is generally prior to any charge-offs. Interest income recognized is primarily cash basis income. The average recorded investment for commercial, agricultural and residential mortgage loans was $257 million, $239 million and $0, respectively, for the year ended
 December 31, 2011; and interest income recognized for commercial, agricultural and residential mortgage loans was $5 million, $3 million and $0, respectively, for the year ended December 31, 2011.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans Modified in a Troubled Debt Restructuring

   For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. The number of mortgage loans and carrying value after specific valuation allowance of mortgage loans modified during the period in a troubled debt restructuring were as follows:

                                                   Years Ended December 31,
              ---------------------------------------------------------------------------------------------------
                                    2013                                              2012
              ------------------------------------------------- -------------------------------------------------
                Number of      Carrying Value after Specific      Number of      Carrying Value after Specific
              Mortgage Loans        Valuation Allowance         Mortgage Loans        Valuation Allowance
              -------------- ---------------------------------- -------------- ----------------------------------
                             Pre-Modification Post-Modification                Pre-Modification Post-Modification
                             ---------------- -----------------                ---------------- -----------------
                                       (In millions)                                     (In millions)
Commercial...          1         $    49           $    49              1          $    168         $    152
Agricultural.          2              24                24              5                17               16
Residential..         27               5                 5             --                --               --
                  ------         -------           -------          -----          --------         --------
 Total.......         30         $    78           $    78              6          $    185         $    168
                  ======         =======           =======          =====          ========         ========

   The Company had one residential mortgage loan modified in a troubled debt restructuring with a subsequent payment default with a carrying value of less than $1 million at December 31, 2013. There were no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2012. Payment default is determined in the same manner as delinquency status as described above.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), tax credit and renewable energy partnerships, loans to affiliates (see "- Related Party Investment Transactions") and leveraged leases.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                               December 31,
                                                             -----------------
                                                               2013     2012
                                                             -------- --------
                                                               (In millions)
  Rental receivables, net................................... $  1,393 $  1,465
  Estimated residual values.................................      853      927
   Subtotal.................................................    2,246    2,392
  Unearned income...........................................    (742)    (834)
                                                             -------- --------
   Investment in leveraged leases, net of non-recourse debt. $  1,504 $  1,558
                                                             ======== ========

   Rental receivables are generally due in periodic installments. The payment periods range from one to 15 years but in certain circumstances can be over 30 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2013 and 2012, all rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $1.4 billion at both December 31, 2013 and 2012.

   The components of income from investment in leveraged leases, excluding net investment gains (losses), were as follows:

                                                                        Years Ended December 31,
                                                                        ------------------------
                                                                         2013    2012    2011
                                                                         ------   -----   -----
                                                                          (In millions)
Income from investment in leveraged leases............................. $   60   $  34   $ 101
Less: Income tax expense on leveraged leases...........................     21      12      35
                                                                         ------   -----   -----
Investment income after income tax from investment in leveraged leases. $   39   $  22   $  66
                                                                         ======   =====   =====

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $790 million and $1.1 billion at December 31, 2013 and 2012, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                           Years Ended December 31,
                                                                         ----------------------------
                                                                           2013     2012      2011
                                                                         -------- --------- ---------
                                                                                (In millions)
Fixed maturity securities............................................... $  8,521 $  19,120 $  14,266
Fixed maturity securities with noncredit OTTI losses in AOCI............    (149)     (256)     (522)
                                                                         -------- --------- ---------
 Total fixed maturity securities........................................    8,372    18,864    13,744
Equity securities.......................................................       83      (13)      (98)
Derivatives.............................................................      361     1,052     1,293
Short-term investments..................................................       --       (2)      (10)
Other...................................................................        5        18        45
                                                                         -------- --------- ---------
 Subtotal...............................................................    8,821    19,919    14,974
                                                                         -------- --------- ---------
Amounts allocated from:
 Insurance liability loss recognition...................................    (610)   (5,120)   (3,495)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI.................................................................        5        12        33
 DAC and VOBA...........................................................    (721)   (1,231)   (1,102)
 Policyholder dividend obligation.......................................  (1,771)   (3,828)   (2,919)
                                                                         -------- --------- ---------
   Subtotal.............................................................  (3,097)  (10,167)   (7,483)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI....................................................       51        86       172
Deferred income tax benefit (expense)...................................  (2,070)   (3,498)   (2,794)
                                                                         -------- --------- ---------
Net unrealized investment gains (losses)................................    3,705     6,340     4,869
Net unrealized investment gains (losses) attributable to noncontrolling
  interests.............................................................      (1)       (1)       (1)
                                                                         -------- --------- ---------
Net unrealized investment gains (losses) attributable to Metropolitan
  Life Insurance Company................................................ $  3,704 $   6,339 $   4,868
                                                                         ======== ========= =========

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                                Years Ended December 31,
                                                              --------------------------
                                                                 2013          2012
                                                                --------      --------
                                                                (In millions)
 Balance at January 1,....................................... $  (256)      $  (522)
 Noncredit OTTI losses and subsequent changes recognized (1).       47          (22)
 Securities sold with previous noncredit OTTI loss...........      114           122
 Subsequent changes in estimated fair value..................     (54)           166
                                                                --------      --------
 Balance at December 31,..................................... $  (149)      $  (256)
                                                                ========      ========

--------

(1)Noncredit OTTI losses and subsequent changes recognized, net of DAC, were $40 million and ($26) million for the years ended December 31, 2013 and 2012, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                            Years Ended December 31,
                                                                         -------------------------------
                                                                           2013       2012       2011
                                                                         --------- ---------- ----------
                                                                                  (In millions)
Balance at January 1,................................................... $   6,339 $    4,868 $    2,418
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................       107        266      (103)
Unrealized investment gains (losses) during the year....................  (11,205)      4,679      9,248
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition............................     4,510    (1,625)    (3,069)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI.................................................................       (7)       (21)          6
 DAC and VOBA...........................................................       510      (129)      (269)
 Policyholder dividend obligation.......................................     2,057      (909)    (2,043)
 Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...................................................      (35)       (86)         34
 Deferred income tax benefit (expense)..................................     1,428      (704)    (1,354)
                                                                         --------- ---------- ----------
Net unrealized investment gains (losses)................................     3,704      6,339      4,868
Net unrealized investment gains (losses) attributable to noncontrolling
  interests.............................................................        --         --         --
                                                                         --------- ---------- ----------
Balance at December 31,................................................. $   3,704 $    6,339 $    4,868
                                                                         ========= ========== ==========
Change in net unrealized investment gains (losses)...................... $ (2,635) $    1,471 $    2,450
Change in net unrealized investment gains (losses) attributable to
  noncontrolling interests..............................................        --         --         --
                                                                         --------- ---------- ----------
Change in net unrealized investment gains (losses) attributable to
  Metropolitan Life Insurance Company................................... $ (2,635) $    1,471 $    2,450
                                                                         ========= ========== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                          -------------------
                                                            2013      2012
                                                          --------- ---------
                                                             (In millions)
  Securities on loan: (1)
   Amortized cost........................................ $  18,829 $  16,224
   Estimated fair value.................................. $  19,153 $  18,564
  Cash collateral on deposit from counterparties (2)..... $  19,673 $  19,036
  Security collateral on deposit from counterparties (3). $      -- $      46
  Reinvestment portfolio -- estimated fair value......... $  19,822 $  19,392

--------

(1)Included within fixed maturity securities, short-term investments and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments, fixed maturity and equity securities, and trading and FVO securities, and at carrying value for mortgage loans at:

                                                                December 31,
                                                              -----------------
                                                                2013     2012
                                                              -------- --------
                                                                (In millions)
 Invested assets on deposit (regulatory deposits)............ $  1,338 $  1,555
 Invested assets pledged as collateral (1)...................   19,555   19,812
                                                              -------- --------
  Total invested assets on deposit and pledged as collateral. $ 20,893 $ 21,367
                                                              ======== ========

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see Note 9).

    See "-- Securities Lending" for securities on loan and Note 7 for investments designated to the closed block.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                       -----------------
                                                         2013     2012
                                                       -------- --------
                                                         (In millions)
       Outstanding principal and interest balance (1). $  4,653 $  4,335
       Carrying value (2)............................. $  3,601 $  3,441

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                           Years Ended December 31,
                                                         --------------------------
                                                           2013          2012
                                                           ---------    ---------
                                                            (In millions)
   Contractually required payments (including interest). $   1,612     $   1,911
   Cash flows expected to be collected (1).............. $   1,248     $   1,436
   Fair value of investments acquired................... $     841     $     936

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                           Years Ended December 31,
                                                         --------------------------
                                                           2013          2012
                                                           ---------    ---------
                                                            (In millions)
    Accretable yield, January 1,........................ $   2,357     $   1,978
    Investments purchased...............................       407           500
    Accretion recognized in earnings....................     (236)         (181)
    Disposals...........................................     (144)          (84)
    Reclassification (to) from nonaccretable difference.        47           144
                                                           ---------    ---------
    Accretable yield, December 31,...................... $   2,431     $   2,357
                                                           =========    =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $8.8 billion at December 31, 2013. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $2.7 billion at December 31, 2013. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for two of the three most recent annual periods:
2013 and 2011. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2013, 2012 and 2011. Aggregate total assets of these entities totaled $280.7 billion and $259.4 billion at December 31, 2013 and 2012, respectively. Aggregate total liabilities of these entities totaled $23.5 billion and $22.2 billion at December 31, 2013 and 2012, respectively. Aggregate net income (loss) of these entities totaled $25.0 billion, $16.5 billion and $8.4 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                                                        December 31,
                                                                           ---------------------------------------
                                                                                   2013                2012
                                                                           -------------------- ------------------
                                                                            Total      Total    Total     Total
                                                                            Assets  Liabilities Assets Liabilities
                                                                           -------- ----------- ------ -----------
                                                                                        (In millions)
Real estate joint ventures (1)............................................ $  1,181   $  443    $  11     $  14
Fixed maturity securities (2).............................................      159       80      172        83
Other invested assets.....................................................       82        7       85        --
Other limited partnership interests.......................................       61       --      189         1
CSEs (assets (primarily securities) and liabilities (primarily debt)) (3).       23       22       51        50
                                                                           --------   ------    -----     -----
 Total.................................................................... $  1,506   $  552    $ 508     $ 148
                                                                           ========   ======    =====     =====

--------

(1)The Company consolidated an open ended core real estate fund formed in the fourth quarter of 2013, which represented the majority of the balances at December 31, 2013. Assets of the real estate fund are a real estate investment trust which holds primarily traditional core income-producing real estate which have associated liabilities that are primarily non-recourse debt secured by certain real estate assets of the fund. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its investment in the real estate fund of $178 million at carrying value at December 31, 2013. The long-term debt bears interest primarily at fixed rates ranging from 1.39% to 4.45%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was less than $1 million for the year ended December 31, 2013.

(2)The Company consolidates certain fixed maturity securities purchased in an investment vehicle which was partially funded with affiliated long-term debt. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was $2 million and $1 million for the years ended December 31, 2013 and 2012, respectively. There was no interest expense for the year ended December 31, 2011.

(3)The Company consolidates entities that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of less than $1 million at estimated fair value at both December 31, 2013 and 2012. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was $3 million, $4 million and $9 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2013                  2012
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $  40,910  $  40,910  $  42,936  $  42,936
 U.S. and foreign corporate.....................     2,251      2,251      2,566      2,566
Other limited partnership interests.............     3,168      4,273      2,966      3,880
Other invested assets...........................     1,498      1,852      1,068      1,381
Real estate joint ventures......................        31         31         34         40
                                                 ---------  ---------  ---------  ---------
 Total.......................................... $  47,858  $  49,317  $  49,570  $  50,803
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $257 million and $315 million at December 31, 2013 and 2012, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 17, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                      Years Ended December 31,
                                                    -----------------------------
                                                      2013      2012      2011
                                                    --------- --------- ---------
                                                            (In millions)
Investment income:
 Fixed maturity securities......................... $   8,279 $   8,295 $   8,225
 Equity securities.................................        78        68        73
 Trading and FVO securities (1)....................        43        77        29
 Mortgage loans....................................     2,405     2,528     2,401
 Policy loans......................................       440       451       479
 Real estate and real estate joint ventures........       699       593       493
 Other limited partnership interests...............       633       555       435
 Cash, cash equivalents and short-term investments.        32        19        12
 International joint ventures......................       (4)       (2)       (1)
 Other.............................................        21         7       112
                                                    --------- --------- ---------
   Subtotal........................................    12,626    12,591    12,258
 Less: Investment expenses.........................       844       743       652
                                                    --------- --------- ---------
   Subtotal, net...................................    11,782    11,848    11,606
                                                    --------- --------- ---------
FVO CSEs--interest income:
 Securities........................................         3         4         9
                                                    --------- --------- ---------
   Subtotal........................................         3         4         9
                                                    --------- --------- ---------
     Net investment income......................... $  11,785 $  11,852 $  11,615
                                                    ========= ========= =========

--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were $4 million, $44 million and $2 million for the years ended December 31, 2013, 2012, and 2011, respectively.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                          2013      2012     2011
                                                                          ------  --------  ------
                                                                             (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Utility............................................................ $ (48)   $   (29)  $   --
     Consumer...........................................................   (12)       (19)    (40)
     Finance............................................................    (4)       (21)    (37)
     Communications.....................................................    (2)       (18)    (26)
     Industrial.........................................................     --        (4)     (8)
     Transportation.....................................................     --        (1)      --
                                                                          ------  --------  ------
       Total U.S. and foreign corporate securities......................   (66)       (92)   (111)
   RMBS.................................................................   (62)       (70)    (78)
   CMBS.................................................................     --       (28)     (9)
   ABS..................................................................     --        (2)    (28)
   Foreign government...................................................     --         --     (1)
                                                                          ------  --------  ------
 OTTI losses on fixed maturity securities recognized in earnings........  (128)      (192)   (227)
 Fixed maturity securities -- net gains (losses) on sales and disposals.    177         16     107
                                                                          ------  --------  ------
   Total gains (losses) on fixed maturity securities....................     49      (176)   (120)
                                                                          ------  --------  ------
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock.......................................   (17)         --    (33)
   Common stock.........................................................    (2)        (7)     (8)
                                                                          ------  --------  ------
 OTTI losses on equity securities recognized in earnings................   (19)        (7)    (41)
 Equity securities -- net gains (losses) on sales and disposals.........      6         15      44
                                                                          ------  --------  ------
   Total gains (losses) on equity securities............................   (13)          8       3
                                                                          ------  --------  ------
 Trading and FVO securities -- FVO general account securities...........     11         11     (2)
 Mortgage loans.........................................................     31         84     133
 Real estate and real estate joint ventures.............................   (15)       (27)     133
 Other limited partnership interests....................................   (41)       (35)      11
 Other investment portfolio gains (losses)..............................      5      (192)     (4)
                                                                          ------  --------  ------
     Subtotal -- investment portfolio gains (losses)....................     27      (327)     154
                                                                          ------  --------  ------
FVO CSEs:
 Securities.............................................................      2         --      --
 Long-term debt -- related to securities................................    (2)        (7)     (8)
Non-investment portfolio gains (losses).................................     21          4    (14)
                                                                          ------  --------  ------
     Subtotal FVO CSEs and non-investment portfolio gains (losses)......     21        (3)    (22)
                                                                          ------  --------  ------
       Total net investment gains (losses).............................. $   48   $  (330)  $  132
                                                                          ======  ========  ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were less than $1 million, $2 million and $21 million for the years ended December 31, 2013, 2012 and 2011, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                            Years Ended December 31,
                                     -----------------------------------------------------------------------
                                       2013     2012     2011   2013  2012  2011    2013     2012     2011
                                     -------- -------- -------- ----- ----- ----- -------- -------- --------
                                     Fixed Maturity Securities  Equity Securities           Total
                                     -------------------------- ----------------- --------------------------
                                                                  (In millions)
Proceeds............................ $ 45,538 $ 29,472 $ 34,015 $ 144 $ 126 $ 771 $ 45,682 $ 29,598 $ 34,786
                                     ======== ======== ======== ===== ===== ===== ======== ======== ========
Gross investment gains.............. $    556 $    327 $    445 $  25 $  23 $  86 $    581 $    350 $    531
                                     -------- -------- -------- ----- ----- ----- -------- -------- --------
Gross investment losses.............    (379)    (311)    (338)  (19)   (8)  (42)    (398)    (319)    (380)
                                     -------- -------- -------- ----- ----- ----- -------- -------- --------
Total OTTI losses:
  Credit-related....................    (115)    (125)    (183)    --    --    --    (115)    (125)    (183)
  Other (1).........................     (13)     (67)     (44)  (19)   (7)  (41)     (32)     (74)     (85)
                                     -------- -------- -------- ----- ----- ----- -------- -------- --------
   Total OTTI losses................    (128)    (192)    (227)  (19)   (7)  (41)    (147)    (199)    (268)
                                     -------- -------- -------- ----- ----- ----- -------- -------- --------
    Net investment gains (losses)... $     49 $  (176) $  (120) $(13) $   8 $   3 $     36 $  (168) $  (117)
                                     ======== ======== ======== ===== ===== ===== ======== ======== ========

--------

(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                         ------------------------
                                                                            2013         2012
                                                                          ----------  ----------
                                                                             (In millions)
Balance at January 1,................................................... $      285   $      316
Additions:
 Initial impairments -- credit loss OTTI recognized on
  securities not previously impaired....................................          4           38
 Additional impairments -- credit loss OTTI recognized on
  securities previously impaired........................................         54           45
Reductions:
 Sales (maturities, pay downs or prepayments) during the period
  of securities previously impaired as credit loss OTTI.................       (65)         (95)
 Securities impaired to net present value of expected future cash flows.         --         (17)
 Increases in cash flows -- accretion of previous credit loss OTTI......        (1)          (2)
                                                                          ----------  ----------
Balance at December 31,................................................. $      277   $      285
                                                                          ==========  ==========

 Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                      2013    2012     2011
                                                                     ------  -------  ------
                                                                         (In millions)
Estimated fair value of invested assets transferred to affiliates... $  781  $     4  $  170
Amortized cost of invested assets transferred to affiliates......... $  688  $     4  $  164
Net investment gains (losses) recognized on transfers............... $   93  $    --  $    6
Estimated fair value of invested assets transferred from affiliates. $  882  $    --  $  132

   Included within the transfers to affiliates in 2013 and transfers from affiliates in 2013 was $751 million and $739 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities. See Note 20.

   The Company purchased from MetLife Bank, $1.5 billion of fixed maturity securities, at estimated fair value, for cash during the year ended December 31, 2012. See "-- Mortgage Loans" for information on additional purchases from this affiliate.

   The Company provides investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $172 million, $158 million and $164 million for the years ended December 31, 2013, 2012 and 2011, respectively. The Company also had additional affiliated net investment income of $4 million, $4 million and $3 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   The Company has affiliated loans outstanding, which are included in other invested assets, totaling $1.5 billion at both December 31, 2013 and 2012. At December 31, 2011, the loans were outstanding with Exeter. During 2012, MetLife, Inc. assumed this affiliated debt from Exeter. One loan matured on September 30, 2012 and was replaced by a new loan on October 1, 2012. The loans, which bear interest at a fixed rate, payable semiannually are due as follows: $500 million at 6.44% due on June 30, 2014, $250 million at 3.57% due on October 1, 2019, $250 million at 7.44% due on September 30, 2016, $150 million at 5.64% due July 15, 2021 and $375 million at 5.86% due December 16, 2021. Net investment income from these loans was $90 million, $93 million and $69 million for the years ended December 31, 2013, 2012 and 2011, respectively.

   The Company has a loan outstanding to Exeter, which is included in other invested assets, totaling $75 million at both December 31, 2013 and 2012. This loan is due on December 30, 2014 and bears interest on a weighted average of 6.80%. Net investment income from this loan was $5 million for each of the years ended December 31, 2013, 2012 and 2011, respectively.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions and forwards.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury, agency, or other fixed maturity security. Structured interest rate swaps are included in interest rate swaps. Structured interest rate swaps are not designated as hedging instruments.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

   In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

   To a lesser extent the Company uses interest rate futures in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency exchange rate derivatives including foreign currency swaps, and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

   To a lesser extent, the Company uses currency options in non-qualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   The Company also enters into certain purchased and written credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps are not designated as hedging instruments.

   The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   To a lesser extent the Company uses equity index options in non-qualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2013                            2012
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $    5,940 $  1,277  $     68   $    4,824 $  1,893  $     79
  Foreign currency swaps.. Foreign currency exchange rate...      2,591      252       122        3,064      332        71
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         8,531    1,529       190        7,888    2,225       150
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................      2,584       77       109        2,984      606        --
  Interest rate forwards.. Interest rate....................        205        3         3          265       58        --
  Foreign currency swaps.. Foreign currency exchange rate...     10,560      374       500        7,595      198       246
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................        13,349      454       612       10,844      862       246
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................         21,880    1,983       802       18,732    3,087       396
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps....... Interest rate....................     59,022    1,320       732       41,008    1,978       854
Interest rate floors...... Interest rate....................     38,220      323       234       33,870      737       493
Interest rate caps........ Interest rate....................     29,809      141        --       40,434       63        --
Interest rate futures..... Interest rate....................        105       --        --        2,476       --        10
Interest rate options..... Interest rate....................      4,849      120         8        4,862      336         2
Synthetic GICs............ Interest rate....................      4,409       --        --        4,162       --        --
Foreign currency swaps.... Foreign currency exchange rate...      7,267       79       492        6,411      137       532
Foreign currency forwards. Foreign currency exchange rate...      4,261       44        32        2,131       16        26
Currency options.......... Foreign currency exchange rate...         --       --        --          129        1        --
Credit default
 swaps--purchased......... Credit...........................      1,506        7        21        1,463        7        14
Credit default
 swaps--written........... Credit...........................      6,600      124         1        6,230       55         5
Equity options............ Equity market....................      1,147       --        --          630        1        --
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or non-qualifying derivatives....       157,195    2,158     1,520      143,806    3,331     1,936
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  179,075 $  4,141  $  2,322   $  162,538 $  6,418  $  2,332
                                                             ========== ========  ========   ========== ========  ========

  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the consolidated statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                                ---------------------------
                                                   2013     2012     2011
                                                ---------- ------- --------
                                                       (In millions)
    Derivatives and hedging gains (losses) (1). $  (1,205) $    77 $  2,040
    Embedded derivatives.......................        135     598    (462)
                                                ---------- ------- --------
     Total net derivative gains (losses)....... $  (1,070) $   675 $  1,578
                                                ========== ======= ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                        Years Ended December 31,
                                                        ------------------------
                                                         2013     2012    2011
                                                         ------  ------  ------
                                                           (In millions)
   Qualifying hedges:
    Net investment income.............................. $  129   $  108  $   96
    Interest credited to policyholder account balances.    148      146     173
   Non-qualifying hedges:
    Net investment income..............................    (6)      (6)     (8)
    Net derivative gains (losses)......................    450      314     179
                                                         ------  ------  ------
      Total............................................ $  721   $  562  $  440
                                                         ======  ======  ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                       Net          Net
                                                    Derivative   Investment
                                                  Gains (Losses) Income (1)
                                                  -------------- ----------
                                                        (In millions)
     Year Ended December 31, 2013:
      Interest rate derivatives..................   $  (1,753)   $      --
      Foreign currency exchange rate derivatives.         (69)          --
      Credit derivatives -- purchased............          (6)        (14)
      Credit derivatives -- written..............          100           1
      Equity derivatives.........................           --        (22)
                                                    ----------   ---------
        Total....................................   $  (1,728)   $    (35)
                                                    ==========   =========
     Year Ended December 31, 2012:
      Interest rate derivatives..................   $     (83)   $      --
      Foreign currency exchange rate derivatives.        (252)          --
      Credit derivatives -- purchased............         (72)        (15)
      Credit derivatives -- written..............          105          --
      Equity derivatives.........................           --        (12)
                                                    ----------   ---------
        Total....................................   $    (302)   $    (27)
                                                    ==========   =========
     Year Ended December 31, 2011:
      Interest rate derivatives..................   $    1,679   $      --
      Foreign currency exchange rate derivatives.          103          --
      Credit derivatives -- purchased............           74           6
      Credit derivatives -- written..............         (61)         (1)
      Equity derivatives.........................           --        (14)
                                                    ----------   ---------
        Total....................................   $    1,795   $     (9)
                                                    ==========   =========

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures, and changes in estimated fair value related to derivatives held in relation to trading portfolios.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                               Net Derivative  Net Derivative Ineffectiveness
                                                               Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value  Hedged Items in Fair Value Hedging    Recognized    Recognized for Net Derivative
Hedging Relationships                Relationships             for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------------- --------------- -------------- ---------------
                                                                               (In millions)
Year Ended December 31, 2013:
Interest rate swaps:       Fixed maturity securities..........   $       34      $     (33)      $       1
                           Policyholder liabilities (1).......        (800)             807              7
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................           13            (12)              1
                           Foreign-denominated PABs (2).......         (98)             112             14
                                                                 ----------      ----------      ---------
  Total.....................................................     $    (851)      $      874      $      23
                                                                 ==========      ==========      =========
Year Ended December 31, 2012:
Interest rate swaps:       Fixed maturity securities..........   $        2      $      (3)      $     (1)
                           Policyholder liabilities (1).......         (72)              89             17
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................          (1)               1             --
                           Foreign-denominated PABs (2).......           32            (41)            (9)
                                                                 ----------      ----------      ---------
  Total.....................................................     $     (39)      $       46      $       7
                                                                 ==========      ==========      =========
Year Ended December 31, 2011:
Interest rate swaps:       Fixed maturity securities..........   $     (18)      $       18      $      --
                           Policyholder liabilities (1).......        1,019           (994)             25
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................            1               3              4
                           Foreign-denominated PABs (2).......           28            (55)           (27)
                                                                 ----------      ----------      ---------
  Total.....................................................     $    1,030      $  (1,028)      $       2
                                                                 ==========      ==========      =========

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were not significant for the year ending December 31, 2013, and were $1 million and $3 million for the years ended December 31, 2012 and 2011, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2013 and 2012, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed seven years and eight years, respectively.

  At December 31, 2013 and 2012, the balance in AOCI associated with cash flow hedges was $361 million and $1.1 billion, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
-                         -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2013:
Interest rate swaps......  $            (511)    $       20    $         8   $                   (3)
Interest rate forwards...                (43)             1              2                        --
Foreign currency swaps...               (120)          (15)            (3)                         2
Credit forwards..........                 (3)            --              1                        --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $            (677)    $        6    $         8   $                   (1)
                          ==================== ============== ============== =======================
Year Ended December 31, 2012:
Interest rate swaps......  $             (55)    $        3    $         4   $                     1
Interest rate forwards...                 (1)            --              2                        --
Foreign currency swaps...               (187)           (7)            (5)                       (5)
Credit forwards..........                  --            --              1                        --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $            (243)    $      (4)    $         2   $                   (4)
                          ==================== ============== ============== =======================
Year Ended December 31, 2011:
Interest rate swaps......  $              919    $       --    $         1   $                     1
Interest rate forwards...                 128            22              2                         2
Foreign currency swaps...                 166             7            (5)                         1
Credit forwards..........                  18             1             --                        --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $            1,231    $       30    $       (2)   $                     4
                          ==================== ============== ============== =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2013, ($17) million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $6.6 billion and $6.2 billion at December 31, 2013 and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2013 and 2012, the Company would have received $123 million and $50 million, respectively, to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                    December 31,
                                  ---------------------------------------------------------------------------------
                                                    2013                                     2012
                                  ---------------------------------------- ----------------------------------------
                                  Estimated      Maximum                   Estimated      Maximum
                                  Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of      of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                         Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)              Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------      ---------- ---------------- ------------ ---------- ---------------- ------------
                                         (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default swaps
  (corporate).................... $       6    $        395            2.6  $      7    $        573            2.5
Credit default swaps referencing
  indices........................        20           2,089            1.6        31           2,064            2.1
                                  ---------- ----------------              ---------- ----------------
 Subtotal........................        26           2,484            1.7        38           2,637            2.2
                                  ---------- ----------------              ---------- ----------------
Baa
Single name credit default swaps
  (corporate)....................        16             874            3.2         4             835            3.2
Credit default swaps referencing
  indices........................        52           2,898            4.7         6           2,469            4.9
                                  ---------- ----------------              ---------- ----------------
 Subtotal........................        68           3,772            4.4        10           3,304            4.5
                                  ---------- ----------------              ---------- ----------------
Ba
Single name credit default swaps
  (corporate)....................        --               5            3.8        --              25            2.7
Credit default swaps referencing
  indices........................        --              --             --        --              --             --
                                  ---------- ----------------              ---------- ----------------
 Subtotal........................        --               5            3.8        --              25            2.7
                                  ---------- ----------------              ---------- ----------------
B
Single name credit default swaps
  (corporate)....................        --              --             --        --              --             --
Credit default swaps referencing
  indices........................        29             339            4.9         2             264            4.9
                                  ---------- ----------------              ---------- ----------------
 Subtotal........................        29             339            4.9         2             264            4.9
                                  ---------- ----------------              ---------- ----------------
   Total......................... $     123    $      6,600            3.4  $     50    $      6,230            3.5
                                  ========== ================              ========== ================

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $6.6 billion and $6.2 billion from the table above were $70 million and $120 million at December 31, 2013 and 2012, respectively.

  Written credit default swaps held in relation to the trading portfolio amounted to $10 million in notional and $0 in fair value at both December 31, 2013 and 2012.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                   December 31, 2013    December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                    (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  4,026  $  2,232   $  6,556  $  2,408
  OTC-cleared (1)................................................      251       117         --        --
  Exchange-traded................................................       --        --         --        10
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    4,277     2,349      6,556     2,418
 Amounts offset in the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented in the
   consolidated balance sheets (1)...............................    4,277     2,349      6,556     2,418
 Gross amounts not offset in the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,844)   (1,844)    (2,083)   (2,083)
  OTC-cleared....................................................    (114)     (114)         --        --
  Exchange-traded................................................       --        --         --        --
 Cash collateral: (3)
  OTC-bilateral..................................................  (1,143)       (3)    (3,425)       (1)
  OTC-cleared....................................................    (128)       (3)         --        --
  Exchange-traded................................................       --        --         --      (10)
 Securities collateral: (4)
  OTC-bilateral..................................................  (1,024)     (319)    (1,048)     (261)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --        --
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     24  $     66   $     --  $     63
                                                                  ========  ========   ========  ========

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $136 million and $138 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $27 million and $86 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents , short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   derivatives and is included in premiums, reinsurance and other receivables in the consolidated balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2013 and 2012, the Company received excess cash collateral of $47 million and $0, respectively, and provided excess cash collateral of $3 million and $25 million, respectively, which is not included in the table above due to the foregoing limitation.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the consolidated balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $106 million and $139 million, respectively, for its OTC-bilateral derivatives which are not included in the table above due to the foregoing limitation. At December 31, 2013 and 2012, the Company provided excess securities collateral with an estimated fair value of $25 million and $0 , respectively, for its OTC-bilateral derivatives, and $106 million and $0, respectively, for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not pledge any securities collateral for its exchange traded derivatives.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                   Estimated Fair Value of       Fair Value of Incremental Collateral
                                                     Collateral Provided:                   Provided Upon:
                                                 ---------------------------- ------------------------------------------
                                                                                                   Downgrade in the
                                                                                                 Company's Financial
                                                                                                 Strength Rating to a
                                    Estimated                                    One Notch     Level that Triggers Full
                                  Fair Value of                                Downgrade in           Overnight
                                  Derivatives in                               the Company's     Collateralization or
                                  Net Liability  Fixed Maturity                  Financial           Termination
                                   Position (1)    Securities       Cash      Strength Rating of the Derivative Position
                                  -------------- -------------- ------------- --------------- --------------------------
                                                                (In millions)
December 31, 2013:
Derivatives subject to financial
  strength-contingent
  provisions.....................  $        354     $    344       $    --        $    --           $            5
Derivatives not subject to
  financial strength-contingent
  provisions.....................             4           --             3             --                       --
                                  -------------- -------------- ------------- --------------- --------------------------
 Total...........................  $        358     $    344       $     3        $    --           $            5
                                  ============== ============== ============= =============== ==========================
December 31, 2012:
Derivatives subject to financial
  strength-contingent
  provisions.....................  $        263     $    261       $    --        $    --           $            1
Derivatives not subject to
  financial strength-contingent
  provisions.....................            --           --             1             --                       --
                                  -------------- -------------- ------------- --------------- --------------------------
 Total...........................  $        263     $    261       $     1        $    --           $            1
                                  ============== ============== ============= =============== ==========================

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; funding agreements with equity or bond indexed crediting rates; and certain debt and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                       December 31,
                                                                                     -----------------
                                                           Balance Sheet Location      2013     2012
                                                          -------------------------- -------- --------
                                                                                       (In millions)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits...................... Premiums, reinsurance and
                                                          other receivables......... $   (62) $  1,362
  Options embedded in debt or equity
   securities............................................ Investments...............    (106)     (55)
                                                                                     -------- --------
   Net embedded derivatives within asset host contracts..........................    $  (168) $  1,307
                                                                                     ======== ========
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits..................... PABs...................... $  (868) $   (92)
  Funds withheld on ceded reinsurance.................... Other liabilities.........      758    1,563
  Other.................................................. PABs......................        4       16
                                                                                     -------- --------
   Net embedded derivatives within liability host contracts......................    $  (106) $  1,487
                                                                                     ======== ========

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                  2013     2012    2011
                                                 ------   ------ --------
                                                     (In millions)
         Net derivative gains (losses) (1), (2). $  135   $  598 $  (462)

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($42) million, ($71) million and $88 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $125 million, $122 million and ($219) million for the years ended December 31, 2013, 2012 and 2011, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

  Level 1  Unadjusted quoted prices in active
           markets for identical assets or
           liabilities. The Company defines
           active markets based on average
           trading volume for equity securities.
           The size of the bid/ask spread is
           used as an indicator of market
           activity for fixed maturity
           securities.

  Level 2  Quoted prices in markets that are not
           active or inputs that are observable
           either directly or indirectly. These
           inputs can include quoted prices for
           similar assets or liabilities other
           than quoted prices in Level 1, quoted
           prices in markets that are not
           active, or other significant inputs
           that are observable or can be derived
           principally from or corroborated by
           observable market data for
           substantially the full term of the
           assets or liabilities.

  Level 3  Unobservable inputs that are
           supported by little or no market
           activity and are significant to the
           determination of estimated fair value
           of the assets or liabilities.
           Unobservable inputs reflect the
           reporting entity's own assumptions
           about the assumptions that market
           participants would use in pricing the
           asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2013
                                                              ----------------------------------------------
                                                                   Fair Value Hierarchy
                                                              ------------------------------
                                                                                             Total Estimated
                                                               Level 1   Level 2    Level 3    Fair Value
                                                              --------- ---------- --------- ---------------
                                                                           (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   58,960 $   5,269  $     64,229
  U.S. Treasury and agency...................................    15,858     14,624        62        30,544
  Foreign corporate..........................................        --     25,558     3,198        28,756
  RMBS.......................................................        --     22,197     2,513        24,710
  CMBS.......................................................        --      7,946       430         8,376
  ABS........................................................        --      5,298     2,526         7,824
  State and political subdivision............................        --      5,777        --         5,777
  Foreign government.........................................        --      3,256       274         3,530
                                                              --------- ---------- ---------  ------------
   Total fixed maturity securities...........................    15,858    143,616    14,272       173,746
                                                              --------- ---------- ---------  ------------
Equity securities:
  Common stock...............................................       361        753        50         1,164
  Non-redeemable preferred stock.............................        --        450       278           728
                                                              --------- ---------- ---------  ------------
   Total equity securities...................................       361      1,203       328         1,892
                                                              --------- ---------- ---------  ------------
Trading and FVO securities:
  Actively Traded Securities.................................         2        648        12           662
  FVO general account securities.............................        --         24        14            38
  FVO securities held by CSEs................................        --         23        --            23
                                                              --------- ---------- ---------  ------------
   Total trading and FVO securities..........................         2        695        26           723
Short-term investments (1)...................................     1,387      4,224       175         5,786
Residential mortgage loans -- FVO                                    --         --       338           338
  Derivative assets: (2)
   Interest rate.............................................        --      3,258         3         3,261
   Foreign currency exchange rate............................        --        735        14           749
   Credit....................................................        --        108        23           131
   Equity market.............................................        --         --        --            --
                                                              --------- ---------- ---------  ------------
    Total derivative assets..................................        --      4,101        40         4,141
                                                              --------- ---------- ---------  ------------
Net embedded derivatives within asset host contracts (3).....        --         --      (62)          (62)
Separate account assets (4)..................................    28,422    105,165     1,209       134,796
                                                              --------- ---------- ---------  ------------
    Total assets............................................. $  46,030 $  259,004 $  16,326  $    321,360
                                                              ========= ========== =========  ============
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $    1,150 $       4  $      1,154
  Foreign currency exchange rate.............................        --      1,146        --         1,146
  Credit.....................................................        --         22        --            22
  Equity market..............................................        --         --        --            --
                                                              --------- ---------- ---------  ------------
   Total derivative liabilities..............................        --      2,318         4         2,322
Net embedded derivatives within liability host contracts (3).        --          4     (110)         (106)
Long-term debt...............................................        --         79        43           122
Long-term debt of CSEs.......................................        --         --        28            28
Trading liabilities (5)......................................       260          2        --           262
                                                              --------- ---------- ---------  ------------
    Total liabilities........................................ $     260 $    2,403 $    (35)  $      2,628
                                                              ========= ========== =========  ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                                             December 31, 2012
                                                              ------------------------------------------------
                                                                    Fair Value Hierarchy
                                                              --------------------------------
                                                                                               Total Estimated
                                                               Level 1    Level 2    Level 3     Fair Value
                                                              ---------- ---------- ---------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $       -- $   61,540 $    5,460   $   67,000
  U.S. Treasury and agency...................................     17,653     14,927         71       32,651
  Foreign corporate..........................................         --     27,180      3,054       30,234
  RMBS.......................................................         --     23,323      1,702       25,025
  CMBS.......................................................         --      9,384        402        9,786
  ABS........................................................         --      6,202      1,923        8,125
  State and political subdivision............................         --      6,720         --        6,720
  Foreign government.........................................         --      3,853        282        4,135
                                                              ---------- ---------- ----------   ----------
    Total fixed maturity securities..........................     17,653    153,129     12,894      183,676
                                                              ---------- ---------- ----------   ----------
Equity securities:
  Common stock...............................................        189        792         60        1,041
  Non-redeemable preferred stock.............................         --        177        281          458
                                                              ---------- ---------- ----------   ----------
    Total equity securities..................................        189        969        341        1,499
                                                              ---------- ---------- ----------   ----------
Trading and FVO securities:
  Actively Traded Securities.................................          7        646          6          659
  FVO general account securities.............................         --         26         26           52
  FVO securities held by CSEs................................         --         41         --           41
                                                              ---------- ---------- ----------   ----------
    Total trading and FVO securities.........................          7        713         32          752
                                                              ---------- ---------- ----------   ----------
Short-term investments (1)...................................      2,565      3,936        252        6,753
Residential mortgage loans -- FVO............................         --         --         --           --
  Derivative assets: (2)
    Interest rate............................................         --      5,613         58        5,671
    Foreign currency exchange rate...........................         --        646         38          684
    Credit...................................................         --         29         33           62
    Equity market............................................         --          1         --            1
                                                              ---------- ---------- ----------   ----------
     Total derivative assets.................................         --      6,289        129        6,418
                                                              ---------- ---------- ----------   ----------
Net embedded derivatives within asset host contracts (3).....         --         --      1,362        1,362
Separate account assets (4)..................................     24,237     95,794        940      120,971
                                                              ---------- ---------- ----------   ----------
     Total assets............................................ $   44,651 $  260,830 $   15,950   $  321,431
                                                              ========== ========== ==========   ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $       10 $    1,428 $       --   $    1,438
  Foreign currency exchange rate.............................         --        874          1          875
  Credit.....................................................         --         19         --           19
                                                              ---------- ---------- ----------   ----------
       Total derivative liabilities..........................         10      2,321          1        2,332
Net embedded derivatives within liability host contracts (3).         --         16      1,471        1,487
Long-term debt...............................................         --         --         --           --
Long-term debt of CSEs.......................................         --         --         44           44
Trading liabilities (5)......................................        163         --         --          163
                                                              ---------- ---------- ----------   ----------
     Total liabilities....................................... $      173 $    2,337 $    1,516   $    4,026
                                                              ========== ========== ==========   ==========

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within PABs and other liabilities in the consolidated balance sheets. At December 31, 2013 and 2012, equity securities also included embedded derivatives of ($106) million and ($55) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(5)Trading liabilities are presented within other liabilities in the consolidated balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committees of Metropolitan Life Insurance Company's and MetLife, Inc.'s Boards of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 1% of the total estimated fair value of fixed maturity securities and 12% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments, Long-term Debt and Trading Liabilities

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of FVO securities held by CSEs, long-term debt and trading liabilities is determined on a basis consistent with the methodologies described herein for securities.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Trading and FVO securities and short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common and non-redeemable preferred stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

    Trading and FVO securities and short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   Foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on independent non-binding broker quotations and inputs, including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on matrix pricing that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads.

   Common and non-redeemable preferred stock

     These securities, including privately-held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Mortgage Loans

    The Company has elected the FVO for certain residential mortgage loans held-for-investment.

  Level 3 Valuation Techniques and Key Inputs:

   Residential mortgage loans -- FVO

     For these investments, the estimated fair values are based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets include: mutual funds, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments, Long-term Debt and Trading Liabilities" and "-- Derivatives -- Freestanding Derivatives." Also included are certain mutual funds and hedge funds without readily determinable fair values as prices are not published publicly. Valuation of the mutual funds and hedge funds is based upon quoted prices or reported NAV provided by the fund managers.

  Level 3 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments, Long-term Debt and Trading Liabilities" and "-- Derivatives -- Freestanding Derivatives." Also included are other limited partnership interests, which are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables that may impact the exit value of the particular partnership interest.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

 risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   Credit

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

   Equity market

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

   Interest rate

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and basis curves.

   Foreign currency exchange rate

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, basis curves, cross currency basis curves and currency correlation.

   Credit

     Non-option-based. Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Embedded Derivatives

   Embedded derivatives principally include certain direct variable annuity guarantees, certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and those related to ceded funds withheld on reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

 the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments, Long-term Debt and Trading Liabilities." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within PABs with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   Embedded Derivatives Within Funds Withheld Related to Certain Ceded
   Reinsurance

     These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2013, transfers between Levels 1 and 2 were not significant. There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities and separate account assets were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities and mortgage loans resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                            December 31, 2013
                                                                      -----------------------------
                                                Significant                                Weighted
                  Valuation Techniques       Unobservable Inputs            Range         Average (1)
                ------------------------- --------------------------  ----------------    -----------
Fixed maturity securities: (3)
 U.S.                                     Delta spread
  corporate                                 adjustments (4)
  and foreign
  corporate.... Matrix pricing                                           (10)  -     240       38
                                          Illiquidity premium (4)          30  -      30       30
                                          Credit spreads (4)          (1,489)  -     876      193
                                          Offered quotes (5)                4  -     104      100
                Consensus pricing         Offered quotes (5)               33  -     140       98
                --------------------------------------------------------------------------------------
 RMBS.......... Matrix pricing and        Credit spreads (4)
                  discounted cash flow                                  (136)  -   3,609      286
                Market pricing            Quoted prices (5)                22  -     100       98
                Consensus pricing         Offered quotes (5)               69  -     101       93
                --------------------------------------------------------------------------------------
 CMBS.......... Matrix pricing and        Credit spreads (4)
                  discounted cash flow                                    215  -   2,025      475
                Market pricing            Quoted prices (5)                89  -     104       99
                Consensus pricing         Offered quotes (5)               90  -     101       96
                --------------------------------------------------------------------------------------
 ABS........... Matrix pricing and        Credit spreads (4)
                  discounted cash flow                                     30  -   1,878      119
                Market pricing            Quoted prices (5)                --  -     106      101
                Consensus pricing         Offered quotes (5)               56  -     106       98
                --------------------------------------------------------------------------------------
 Foreign                                  Credit spreads (4)
  government... Matrix pricing
                Market pricing            Quoted prices (5)                77  -     108       87
                Consensus pricing         Offered quotes (5)              104  -     140      118
Derivatives:
 Interest rate. Present value             Swap yield (7)
                  techniques                                              401  -     450
                --------------------------------------------------------------------------------------
 Foreign                                  Swap yield (7)
  currency      Present value
  exchange rate   techniques                                              580  -     767
                                          Correlation (8)                  38% -      47%
                --------------------------------------------------------------------------------------
 Credit........ Present value             Credit spreads (9)
                  techniques                                               98  -     101
                Consensus pricing         Offered quotes (10)
                --------------------------------------------------------------------------------------
Embedded
 derivatives:
 Direct and     Option pricing            Mortality rates:
  ceded           techniques                  Ages 0 - 40
  guaranteed
  minimum
  benefits.....                                                             0% -    0.10%
                                              Ages 41 -60                0.04% -    0.65%
                                              Ages 61 -115               0.26% -     100%
                                          Lapse rates:
                                              Durations 1 -10            0.50% -     100%
                                              Durations 11 -20              3% -     100%
                                              Durations 21 -116             3% -     100%
                                          Utilization rates                20% -      50%
                                          Withdrawal rates               0.07% -      10%
                                          Long-term equity
                                            volatilities                17.40% -      25%
                                          Nonperformance risk
                                            spread                       0.03% -    0.44%
                --------------------------------------------------------------------------------------

                                                                                                        Impact of
                                                                            December 31, 2012          Increase in
                                                                      -----------------------------     Input on
                                                Significant                                Weighted     Estimated
                  Valuation Techniques       Unobservable Inputs            Range         Average (1) Fair Value (2)
                ------------------------- --------------------------  ----------------    ----------- --------------
Fixed maturity securities: (3)
 U.S.                                     Delta spread
  corporate                                 adjustments (4)
  and foreign
  corporate.... Matrix pricing                                           (50)  -     500       84       Decrease
                                          Illiquidity premium (4)          30  -      30       30       Decrease
                                          Credit spreads (4)          (1,416)  -     830      285       Decrease
                                          Offered quotes (5)               --  -     178      139       Increase
                Consensus pricing         Offered quotes (5)               35  -     105       91       Increase
                -----------------------------------------------------------------------------------------------------
 RMBS.......... Matrix pricing and        Credit spreads (4)
                  discounted cash flow                                      9  -   2,980      541     Decrease (6)
                Market pricing            Quoted prices (5)                13  -     100       99     Increase (6)
                Consensus pricing         Offered quotes (5)               28  -     100       75     Increase (6)
                -----------------------------------------------------------------------------------------------------
 CMBS.......... Matrix pricing and        Credit spreads (4)
                  discounted cash flow                                     35  -   4,750      486     Decrease (6)
                Market pricing            Quoted prices (5)               100  -     104      102     Increase (6)
                Consensus pricing         Offered quotes (5)                                          Increase (6)
                -----------------------------------------------------------------------------------------------------
 ABS........... Matrix pricing and        Credit spreads (4)
                  discounted cash flow                                     --  -   1,829      105     Decrease (6)
                Market pricing            Quoted prices (5)                40  -     102       99     Increase (6)
                Consensus pricing         Offered quotes (5)               --  -     111       97     Increase (6)
                -----------------------------------------------------------------------------------------------------
 Foreign                                  Credit spreads (4)
  government... Matrix pricing                                            111  -     111      111       Decrease
                Market pricing            Quoted prices (5)                77  -     101       87       Increase
                Consensus pricing         Offered quotes (5)               82  -     158      130       Increase
Derivatives:
 Interest rate. Present value             Swap yield (7)
                  techniques                                              186  -     332              Increase (11)
                -----------------------------------------------------------------------------------------------------
 Foreign                                  Swap yield (7)
  currency      Present value
  exchange rate   techniques                                              647  -     795              Increase (11)
                                          Correlation (8)                  43% -      57%
                -----------------------------------------------------------------------------------------------------
 Credit........ Present value             Credit spreads (9)
                  techniques                                              100  -     100              Decrease (9)
                Consensus pricing         Offered quotes (10)
                -----------------------------------------------------------------------------------------------------
Embedded
 derivatives:
 Direct and     Option pricing            Mortality rates:
  ceded           techniques                  Ages 0 - 40
  guaranteed
  minimum
  benefits.....                                                             0% -    0.10%             Decrease (12)
                                              Ages 41 -60                0.05% -    0.64%             Decrease (12)
                                              Ages 61 -115               0.32% -     100%             Decrease (12)
                                          Lapse rates:
                                              Durations 1 -10            0.50% -     100%             Decrease (13)
                                              Durations 11 -20              3% -     100%             Decrease (13)
                                              Durations 21 -116             3% -     100%             Decrease (13)
                                          Utilization rates                20% -      50%             Increase (14)
                                          Withdrawal rates               0.07% -      10%                     (15)
                                          Long-term equity
                                            volatilities                17.40% -      25%             Increase (16)
                                          Nonperformance risk
                                            spread                       0.10% -    0.67%             Decrease (17)
                -----------------------------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(9)Represents the risk quoted in basis points of a credit default event on the underlying instrument. The range being provided is a single quoted spread in the valuation model. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)At both December 31, 2013 and 2012, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

   type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans -- FVO and long-term debt of CSEs -- FVO are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "--Nonrecurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------
                                                                    Fixed Maturity Securities:
                                          ------------------------------------------------------------------------------
                                                       U.S.                                        State and
                                            U.S.     Treasury   Foreign                            Political   Foreign
                                          Corporate and Agency Corporate   RMBS    CMBS    ABS    Subdivision Government
                                          --------- ---------- --------- -------- ------ -------- ----------- ----------
                                                                          (In millions)
Year Ended December 31, 2013:
Balance at January 1,.................... $  5,460    $  71    $  3,054  $  1,702 $  402 $  1,923    $  --      $  282
Total realized/unrealized gains (losses)
 included in:
 Net income (loss): (1), (2).............
   Net investment income.................        2       --           1        30    (1)       --       --           4
   Net investment gains (losses).........     (37)       --        (22)       (2)     --        4       --           2
   Net derivative gains (losses).........       --       --          --        --     --       --       --          --
 OCI.....................................     (36)      (3)           3       140      2     (27)       --        (45)
Purchases (3)............................    1,188       --         842     1,001    221    1,133       --          69
Sales (3)................................    (862)      (6)       (646)     (328)   (66)    (429)       --        (37)
Issuances (3)............................       --       --          --        --     --       --       --          --
Settlements (3)..........................       --       --          --        --     --       --       --          --
Transfers into Level 3 (4)...............      717       --         250        41     74        1       --           1
Transfers out of Level 3 (4).............  (1,163)       --       (284)      (71)  (202)     (79)       --         (2)
                                          --------    -----    --------  -------- ------ --------    -----      ------
Balance at December 31,.................. $  5,269    $  62    $  3,198  $  2,513 $  430 $  2,526    $  --      $  274
                                          ========    =====    ========  ======== ====== ========    =====      ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income................... $      1    $  --    $     --  $     35 $  (1) $     --    $  --      $    4
 Net investment gains (losses)........... $   (40)    $  --    $     --  $    (3) $   -- $     --    $  --      $   --
 Net derivative gains (losses)........... $     --    $  --    $     --  $     -- $   -- $     --    $  --      $   --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         --------------------------------------------------------------------------------
                                         Equity Securities: Trading and FVO Securities:
                                         -----------------  ---------------------------
                                                    Non-                     FVO                    Residential
                                                 redeemable  Actively      General                   Mortgage    Separate
                                         Common  Preferred    Traded       Account      Short-term    Loans -    Account
                                         Stock     Stock    Securities    Securities    Investments     FVO     Assets (6)
                                         ------  ---------- ----------    ----------    ----------- ----------- ----------
                                                                       (In millions)
Year Ended December 31, 2013:
Balance at January 1,................... $  60     $  281     $   6         $  26         $  252      $   --     $    940
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.................    --         --        --             5             --           1           --
  Net investment gains (losses).........    20       (30)        --             6           (23)          --           42
  Net derivative gains (losses).........    --         --        --            --             --          --           --
 OCI....................................   (5)         84        --            --             19          --           --
Purchases (3)...........................     5         17         9            --            174         339          185
Sales (3)...............................  (31)       (74)        --          (23)          (247)         (2)        (204)
Issuances (3)...........................    --         --        --            --             --          --           72
Settlements (3).........................    --         --        --            --             --          --           --
Transfers into Level 3 (4)..............     1         --        --            --             --          --          236
Transfers out of Level 3 (4)............    --         --       (3)            --             --          --         (62)
                                         -----     ------     -----         -----         ------      ------     --------
Balance at December 31,................. $  50     $  278     $  12         $  14         $  175      $  338     $  1,209
                                         =====     ======     =====         =====         ======      ======     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income.................. $  --     $   --     $  --         $   5         $   --           1     $     --
 Net investment gains (losses).......... $  --     $ (17)     $  --         $  --         $    1          --     $     --
 Net derivative gains (losses).......... $  --     $   --     $  --         $  --         $   --          --     $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                         Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------
                                           Net Derivatives: (7)
                                         -----------------------------
                                                    Foreign
                                                    Currency                 Net
                                         Interest   Exchange              Embedded      Long-term   Long-term
                                           Rate       Rate     Credit  Derivatives (8)    Debt     Debt of CSEs
                                         --------   --------   ------  ---------------  ---------  ------------
                                                                  (In millions)
Year Ended December 31, 2013:
Balance at January 1,...................  $  58      $  37     $  33       $(109)        $    --     $  (44)
Total realized/unrealized gains(
 losses) included in:
 Net income (loss): (1), (2)
  Net investment income.................     --         --        --           --             --          --
  Net investment gains (losses).........     --         --        --           --             --         (2)
  Net derivative gains (losses).........    (3)       (24)       (8)          102             --          --
 OCI....................................   (44)         --        --           --             --          --
Purchases (3)...........................     --         --        --           --             --          --
Sales (3)...............................     --         --        --           --             --          --
Issuances (3)...........................     --         --       (1)           --           (43)          --
Settlements (3).........................   (12)          1       (1)           55             --          18
Transfers into Level 3 (4)..............     --         --        --           --             --          --
Transfers out of Level 3 (4)............     --         --        --           --             --          --
                                          -----      -----     -----       ------        -------     -------
Balance at December 31,.................  $ (1)      $  14     $  23       $   48        $  (43)     $  (28)
                                          =====      =====     =====       ======        =======     =======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................  $  --      $  --     $  --       $   --        $    --     $    --
 Net investment gains (losses)..........  $  --      $  --     $  --       $   --        $    --     $   (2)
 Net derivative gains (losses)..........  $  --      $(24)     $ (5)       $  115        $    --     $    --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ------------------------------------------------------------------------------
                                                                   Fixed Maturity Securities:
                                         ------------------------------------------------------------------------------
                                                      U.S.                                        State and
                                           U.S.     Treasury   Foreign                            Political   Foreign
                                         Corporate and Agency Corporate   RMBS    CMBS    ABS    Subdivision Government
                                         --------- ---------- --------- -------- ------ -------- ----------- ----------
                                                                         (In millions)
Year Ended December 31, 2012:
Balance at January 1,................... $  4,919    $  25    $  2,258  $    691 $  219 $  1,146    $  --      $  291
Total realized/unrealized gains
 (losses) included in:
Net income (loss): (1), (2).............
  Net investment income.................        7       --           6        27     --        1       --           5
  Net investment gains (losses).........      (2)       --        (52)       (5)    (7)      (1)       --         (5)
  Net derivative gains (losses).........       --       --          --        --     --       --       --          --
 OCI....................................      173       --         142       220    (3)      (3)       --          19
Purchases (3)...........................    1,282       47       1,213       892    268      953       --           2
Sales (3)...............................    (848)      (1)       (489)     (242)  (167)    (157)       --        (55)
Issuances (3)...........................       --       --          --        --     --       --       --          --
Settlements (3).........................       --       --          --        --     --       --       --          --
Transfers into Level 3 (4)..............      559       --          99       131    104        4       --          25
Transfers out of Level 3 (4)............    (630)       --       (123)      (12)   (12)     (20)       --          --
                                         --------    -----    --------  -------- ------ --------    -----      ------
Balance at December 31,................. $  5,460    $  71    $  3,054  $  1,702 $  402 $  1,923    $  --      $  282
                                         ========    =====    ========  ======== ====== ========    =====      ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income.................. $      4    $  --    $      5  $     27 $   -- $      1    $  --      $    5
 Net investment gains (losses).......... $    (3)    $  --    $   (13)  $    (2) $   -- $     --    $  --      $   --
 Net derivative gains (losses).......... $     --    $  --    $     --  $     -- $   -- $     --    $  --      $   --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               --------------------------------------------------------------------------
                               Equity Securities:    Trading and FVO Securities:
                               -----------------  ---------------------------------
                                          Non-                  FVO
                                       redeemable  Actively   General               Residential  Separate
                               Common  Preferred    Traded    Account   Short-term   Mortgage    Account
                               Stock     Stock    Securities Securities Investments Loans - FVO Assets (6)
                               ------  ---------- ---------- ---------- ----------- ----------- ----------
                                                             (In millions)
Year Ended December 31, 2012:
Balance at January 1,......... $  104    $  293     $  --      $  14      $  134       $  --     $  1,082
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)..
  Net investment income.......     --        --        --         12          --          --           --
  Net investment gains
    (losses)..................      7       (1)        --         --          --          --           84
  Net derivative gains
    (losses)..................     --        --        --         --          --          --           --
 OCI..........................    (7)        16        --         --        (19)          --           --
Purchases (3).................     10         5         6         --         246          --          171
Sales (3).....................   (24)      (32)        --         --       (106)          --        (379)
Issuances (3).................     --        --        --         --          --          --            2
Settlements (3)...............     --        --        --         --          --          --          (1)
Transfers into Level 3 (4)....      1        --        --         --           5          --           24
Transfers out of Level 3 (4)..   (31)        --        --         --         (8)          --         (43)
                               ------    ------     -----      -----      ------       -----     --------
Balance at December 31,....... $   60    $  281     $   6      $  26      $  252       $  --     $    940
                               ======    ======     =====      =====      ======       =====     ========
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
 Net investment income........ $   --    $   --     $  --      $  12      $   --       $  --     $     --
 Net investment gains (losses) $  (4)    $   --     $  --      $  --      $   --       $  --     $     --
 Net derivative gains (losses) $   --    $   --     $  --      $  --      $   --       $  --     $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ------------------------------------------------------------------------
                                           Net Derivatives: (7)
                                         ------------------------------------
                                                      Foreign
                                                      Currency                      Net
                                         Interest     Exchange                   Embedded          Long-term
                                           Rate         Rate       Credit     Derivatives (8)     Debt of CSEs
                                         --------     --------     ------     ---------------     ------------
                                                             (In millions)
Year Ended December 31, 2012:
Balance at January 1,...................  $   67       $   56      $    1        $   (790)          $  (116)
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.................      --           --          --               --                --
  Net investment gains (losses).........      --           --          --               --               (7)
  Net derivative gains (losses).........      17         (19)          38              629                --
 OCI....................................     (1)           --          --               --                --
Purchases (3)...........................      --           --          --               --                --
Sales (3)...............................      --           --          --               --                --
Issuances (3)...........................      --           --         (3)               --                --
Settlements (3).........................    (25)           --         (3)               52                79
Transfers into Level 3 (4)..............      --           --          --               --                --
Transfers out of Level 3 (4)............      --           --          --               --                --
                                          ------       ------        ------      ---------          --------
Balance at December 31,.................  $   58       $   37      $   33        $   (109)          $   (44)
                                          ======       ======        ======      =========          ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................  $   --       $   --      $   --        $      --          $     --
 Net investment gains (losses)..........  $   --       $   --      $   --        $      --          $    (7)
 Net derivative gains (losses)..........  $   --       $ (19)      $   36        $     636          $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ------------------------------------------------------------------------------
                                                                   Fixed Maturity Securities:
                                         ------------------------------------------------------------------------------
                                                      U.S.                                        State and
                                           U.S.     Treasury   Foreign                            Political   Foreign
                                         Corporate and Agency Corporate   RMBS    CMBS    ABS    Subdivision Government
                                         --------- ---------- --------- -------- ------ -------- ----------- ----------
                                                                         (In millions)
Year Ended December 31, 2011:
Balance at January 1,................... $  5,063    $  44    $  2,796  $  1,985 $  161 $  1,514    $   1      $  171
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................        4       --           7        10     --        2       --           6
  Net investment gains (losses).........     (15)       --          16      (10)    (1)     (12)       --          --
  Net derivative gains (losses).........       --       --          --        --     --       --       --          --
 OCI....................................      258        2        (24)      (52)     28       42       --          17
Purchases (3)...........................      789       --         915        78    106      670       --         118
Sales (3)...............................    (653)      (1)     (1,129)     (127)   (86)    (370)       --        (21)
Issuances (3)...........................       --       --          --        --     --       --       --          --
Settlements (3).........................       --       --          --        --     --       --       --          --
Transfers into Level 3 (4)..............      122       --         155        --     11       11       --          --
Transfers out of Level 3 (4)............    (649)     (20)       (478)   (1,193)     --    (711)      (1)          --
                                         --------    -----    --------  -------- ------ --------    -----      ------
Balance at December 31,................. $  4,919    $  25    $  2,258  $    691 $  219 $  1,146    $  --      $  291
                                         ========    =====    ========  ======== ====== ========    =====      ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income.................. $      4    $  --    $      5  $     11 $   -- $      2    $  --      $    5
 Net investment gains (losses).......... $   (27)    $  --    $   (22)  $   (10) $   -- $    (9)    $  --      $   --
 Net derivative gains (losses).......... $     --    $  --    $     --  $     -- $   -- $     --    $  --      $   --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         --------------------------------------------------------------------------
                                                               Trading and FVO
                                         Equity Securities:      Securities:
                                         -----------------  ---------------------
                                                    Non-                  FVO
                                                 redeemable  Actively   General               Residential  Separate
                                         Common  Preferred    Traded    Account   Short-term   Mortgage    Account
                                         Stock     Stock    Securities Securities Investments Loans - FVO Assets (6)
                                         ------  ---------- ---------- ---------- ----------- ----------- ----------
                                                                       (In millions)
Year Ended December 31, 2011:
Balance at January 1,................... $   79    $  633     $  10      $  50      $  379       $  --     $  1,509
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................     --        --        --        (6)           1          --           --
  Net investment gains (losses).........     11      (45)        --         --         (1)          --          101
  Net derivative gains (losses).........     --        --        --         --          --          --           --
 OCI....................................     11         1        --         --         134          --           --
Purchases (3)...........................     22         2        --         --       (379)          --          188
Sales (3)...............................   (20)     (298)       (8)       (30)          --          --        (482)
Issuances (3)...........................     --        --        --         --          --          --           --
Settlements (3).........................     --        --        --         --          --          --           --
Transfers into Level 3 (4)..............      1        --        --         --          --          --           18
Transfers out of Level 3 (4)............     --        --       (2)         --          --          --        (252)
                                         ------    ------     -----      -----      ------       -----     --------
Balance at December 31,................. $  104    $  293     $  --      $  14      $  134       $  --     $  1,082
                                         ======    ======     =====      =====      ======       =====     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income.................. $   --    $   --     $  --      $ (6)      $    1       $  --     $     --
 Net investment gains (losses).......... $  (6)    $ (16)     $  --      $  --      $  (1)       $  --     $     --
 Net derivative gains (losses).......... $   --    $   --     $  --      $  --      $   --       $  --     $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ------------------------------------------------------------------------
                                           Net Derivatives: (7)
                                         -------------------------------------
                                                      Foreign
                                                      Currency                       Net           Long-term
                                         Interest     Exchange                    Embedded          Debt of
                                           Rate         Rate       Credit      Derivatives (8)       CSEs
                                         --------     --------     -------     ---------------     ----------
                                                                        (In millions)
Year Ended December 31, 2011:
Balance at January 1,...................  $  (23)     $     46     $    33       $       (382)     $    (184)
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.................       --           --          --                  --             --
  Net investment gains (losses).........       --           --          --                  --            (8)
  Net derivative gains (losses).........      (7)           10        (33)               (458)             --
 OCI....................................      130           --          14                  --             --
Purchases (3)...........................       --           --          --                  --             --
Sales (3)...............................       --           --          --                  --             --
Issuances (3)...........................       --           --         (2)                  --             --
Settlements (3).........................     (33)           --        (11)                  50             76
Transfers into Level 3 (4)..............       --           --          --                  --             --
Transfers out of Level 3 (4)............       --           --          --                  --             --
                                          -------         --------     -------   -------------         ----------
Balance at December 31,.................  $    67     $     56     $     1       $       (790)     $    (116)
                                          =======         ========     =======   =============         ==========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................  $    --     $     --     $    --       $          --     $       --
 Net investment gains (losses)..........  $    --     $     --     $    --       $          --     $      (8)
 Net derivative gains (losses)..........  $  (13)     $     10     $  (32)       $       (454)     $       --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(7)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Fair Value Option

   The following table presents information for residential mortgage loans, which are accounted for under the FVO, and were initially measured at fair value.

                                                                                     December 31,
                                                                                  ------------------
                                                                                      2013     2012
                                                                                  ---------- -------
                                                                                    (In millions)
Unpaid principal balance......................................................... $      508 $    --
Difference between estimated fair value and unpaid principal balance.............      (170)      --
                                                                                  ---------- -------
 Carrying value at estimated fair value (1)...................................... $      338 $    --
                                                                                  ========== =======
Loans in non-accrual status...................................................... $       -- $    --
Loans more than 90 days past due................................................. $       81 $    --
Loans in non-accrual status or more than 90 days past due, or both -- difference
  between aggregate estimated fair value and unpaid principal balance............ $     (82) $    --

--------

(1)Interest income, changes in estimated fair value and gains or losses on sales are recognized in net investment income. Changes in estimated fair value for these loans were due to the following:

                                                                        Years Ended December 31,
                                                                        ------------------------
                                                                           2013    2012    2011
                                                                        -------- ------- -------
                                                                             (In millions)
Instrument-specific credit risk based on changes in credit spreads for
  non-agency loans and adjustments in individual loan quality.......... $    (1) $    -- $    --
Other changes in estimated fair value..................................        1      --      --
                                                                        -------- ------- -------
 Total gains (losses) recognized in net investment income.............. $     -- $    -- $    --
                                                                        ======== ======= =======

   The following table presents information for long-term debt, which is accounted for under the FVO, and was initially measured at fair value.

                                             Long-term Debt                  Long-term Debt of CSEs
                                   ----------------------------------- -----------------------------------
                                   December 31, 2013 December 31, 2012 December 31, 2013 December 31, 2012
                                   ----------------- ----------------- ----------------- -----------------
                                                                (In millions)
Contractual principal balance.....          $    123           $    --         $      42         $      60
Difference between estimated fair
  value and contractual principal
  balance.........................               (1)                --              (14)              (16)
                                            --------           -------         ---------         ---------
 Carrying value at estimated fair
   value (1)......................          $    122           $    --         $      28         $      44
                                            ========           =======         =========         =========

--------

(1)Changes in estimated fair value are recognized in net investment gains (losses). Interest expense is recognized in other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level
3).

                                             At December 31,               Years Ended December 31,
                                         -------------------------------- --------------------------
                                          2013       2012       2011        2013     2012     2011
                                          -------    -------    -------   -------- -------- --------
                                         Carrying Value After Measurement       Gains (Losses)
                                         -------------------------------- --------------------------
                                                           (In millions)
Mortgage loans, net (1)................. $   175    $   361    $   143    $     24 $   (16) $   (25)
Other limited partnership interests (2). $    71    $    48    $     8    $   (40) $   (30) $    (3)
Real estate joint ventures (3).......... $     2    $     8    $    --    $    (1) $    (4) $     --
Goodwill (4)............................ $    --    $    --    $    --    $     -- $   (10) $     --

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2013 and 2012 were not significant.

(3)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate and mezzanine debt. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next one to 10 years. Unfunded commitments for these investments at both December 31, 2013 and 2012 were not significant.

(4)As discussed in Note 11, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. This impairment has been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2013
                                     --------------------------------------------------------------
                                                          Fair Value Hierarchy
                                     --------------------------------------------------------------
                                      Carrying                                       Total Estimated
                                       Value        Level 1     Level 2     Level 3    Fair Value
                                     ---------- ----------- ----------- -----------  ---------------
                                                             (In millions)
Assets
Mortgage loans:
  Held-for-investment............... $   45,683   $    --    $      --   $  47,366      $  47,366
  Held-for-sale.....................          3        --           --           3              3
                                     ----------   -------    ---------   ---------      ---------
    Mortgage loans, net............. $   45,686   $    --    $      --   $  47,369      $  47,369
Policy loans........................ $    8,421   $    --    $     786   $   8,767      $   9,553
Real estate joint ventures.......... $       47   $    --    $      --   $      70      $      70
Other limited partnership interests. $      865   $    --    $      --   $   1,013      $   1,013
Other invested assets............... $    2,017   $    87    $   1,752   $     176      $   2,015
Premiums, reinsurance and other
 receivables........................ $   14,210   $    --    $      15   $  14,906      $  14,921
Liabilities
PABs................................ $   70,205   $    --    $      --   $  72,236      $  72,236
Long-term debt...................... $    2,655   $    --    $   2,956   $      --      $   2,956
Other liabilities................... $   19,601   $    --    $     310   $  19,787      $  20,097
Separate account liabilities........ $   57,935   $    --    $  57,935   $      --      $  57,935

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                         December 31, 2012
                                 -----------------------------------------------------------------
                                                       Fair Value Hierarchy
                                 -----------------------------------------------------------------
                                  Carrying                                         Total Estimated
                                   Value         Level 1      Level 2      Level 3   Fair Value
                                 ----------- ----------- ------------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans:
  Held-for-investment........... $    44,657 $        --  $        --  $    47,365   $    47,365
  Held-for-sale.................          --          --           --           --            --
                                 ----------- -----------  -----------  -----------   -----------
    Mortgage loans, net......... $    44,657 $        --  $        --  $    47,365   $    47,365
Policy loans.................... $     8,364 $        --  $       793  $     9,470   $    10,263
Real estate joint ventures...... $        52 $        --  $        --  $        68   $        68
Other limited partnership
 interests...................... $     1,048 $        --  $        --  $     1,161   $     1,161
Other invested assets........... $     2,014 $        93  $     1,885  $       152   $     2,130
Premiums, reinsurance and other
 receivables.................... $    14,172 $        --  $        37  $    15,129   $    15,166
Liabilities
PABs............................ $    71,611 $        --  $        --  $    75,189   $    75,189
Long-term debt.................. $     2,276 $        --  $     2,713  $        --   $     2,713
Other liabilities............... $    19,865 $        --  $       171  $    20,488   $    20,659
Separate account liabilities.... $    51,985 $        --  $    51,985  $        --   $    51,985

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

  Mortgage loans held-for-investment

    For mortgage loans held-for-investment, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

    Mortgage loans held-for-sale For mortgage loans held-for-sale, estimated fair value is determined using independent non-binding broker quotations or internal valuation models using significant unobservable inputs.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

 underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Long-term Debt

   The estimated fair values of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

   Capital leases, which are not required to be disclosed at estimated fair value, and debt carried at fair value are excluded from the preceding tables.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, and amounts payable under certain assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For such payables, the estimated fair value is determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Step 1 of the goodwill impairment process requires a comparison of the fair value of a reporting unit to its carrying value. In performing the Company's goodwill impairment tests, the estimated fair

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

values of the reporting units are first determined using a market multiple valuation approach. When further corroboration is required, the Company uses a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  During the 2013 annual goodwill impairment tests, the Company concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                          Group,
                                        Voluntary & Corporate
                                         Worksite    Benefit  Corporate
                               Retail    Benefits    Funding   & Other     Total
                              --------- ----------- --------- ---------  ---------
                                                 (In millions)
Balance at January 1, 2012
Goodwill..................... $      37   $    68    $     2   $     4   $     111
Accumulated impairment.......        --        --         --        --          --
                              ---------   -------    -------   -------   ---------
  Total goodwill, net........ $      37   $    68    $     2   $     4   $     111

Impairments (1).............. $    (10)   $    --    $    --   $    --   $    (10)

Balance at December 31, 2012
Goodwill..................... $      37   $    68    $     2   $     4   $     111
Accumulated impairment.......      (10)        --         --        --        (10)
                              ---------   -------    -------   -------   ---------
  Total goodwill, net........ $      27   $    68    $     2   $     4   $     101
Balance at December 31, 2013
Goodwill.....................        37        68          2         4         111
Accumulated impairment.......      (10)        --         --        --        (10)
                              ---------   -------    -------   -------   ---------
  Total goodwill, net........ $      27   $    68    $     2   $     4   $     101
                              =========   =======    =======   =======   =========

--------

(1)For the year ended December 31, 2012, a non-cash charge of $10 million, which had no impact on income taxes, was recorded in other expenses for the impairment of the entire goodwill balance for the Retail Annuities reporting unit.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Long-term and Short-term Debt

  Long-term and short-term debt outstanding was as follows:

                                  Interest Rates (1)
                                ----------------------
                                                                     December 31,
                                              Weighted             -----------------
                                    Range     Average   Maturity     2013     2012
                                ------------- -------- ----------- -------- --------
                                                                     (In millions)
Surplus notes -- affiliated.... 3.00% - 7.38%  6.51%   2014 - 2037 $  1,100 $  1,099
Surplus notes.................. 7.63% - 7.88%  7.84%   2015 - 2025      701      700
Mortgage loans -- affiliated... 2.12% - 7.26%  5.38%   2015 - 2020      364      306
Senior notes -- affiliated (2). 0.93% - 2.86%  2.07%   2021 - 2022       79       80
Other notes (3)................ 1.39% - 8.00%  3.06%   2014 - 2027      533       91
Capital lease obligations......                                          23       25
                                                                   -------- --------
Total long-term debt (4).......                                       2,800    2,301
Total short-term debt..........                                         175      100
                                                                   -------- --------
Total..........................                                    $  2,975 $  2,401
                                                                   ======== ========

--------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2013.

(2)During 2012, a consolidated VIE issued $80 million of long-term debt to an affiliate. See Note 8.

(3)The Company consolidated an open ended core real estate fund formed in the fourth quarter of 2013. During 2013, this consolidated VIE issued $373 million of long-term debt. See Note 8.

(4)Excludes $28 million and $44 million of long-term debt relating to CSEs at December 31, 2013 and 2012, respectively. See Note 8.

  The aggregate maturities of long-term debt at December 31, 2013 for the next five years and thereafter are $258 million in 2014, $530 million in 2015, $5 million in 2016, $65 million in 2017, $37 million in 2018 and $1.9 billion thereafter.

  Capital lease obligations and mortgage loans are collateralized and rank highest in priority, followed by unsecured senior debt which consists of senior notes and other notes. Payments of interest and principal on the Company's surplus notes are subordinate to all other obligations. Payments of interest and principal on surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  Certain of the Company's debt instruments, and its credit and committed facilities, contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all such covenants at December 31, 2013.

Surplus Notes - Affiliated

  In April 2011, Metropolitan Life Insurance Company repaid in cash a $775 million surplus note issued to MetLife, Inc., with an original maturity of December 2011. The early redemption was approved by the Superintendent.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Long-term and Short-term (continued)


Capital Notes - Affiliated

  In December 2011, Metropolitan Life Insurance Company repaid in cash $500 million of capital notes issued to MetLife, Inc.

Mortgage Loans - Affiliated

  In December 2011, a wholly-owned real estate subsidiary of the Company issued a mortgage loan for $110 million to MICC. This affiliated mortgage loan is secured by real estate held by the subsidiary for investment. This mortgage loan bears interest at a rate of one-month LIBOR plus 1.95%, which is payable quarterly through maturity in 2015.

Short-term Debt

  Short-term debt with maturities of one year or less was as follows:

                                              December 31,
                                          ---------------------
                                             2013       2012
                                          ---------- ----------
                                              (In millions)
                Commercial paper......... $      175 $      100
                Average daily balance.... $      103 $      119
                Average days outstanding.    55 days    40 days

  During the years ended December 31, 2013, 2012 and 2011, the weighted average interest rate on short-term debt was 0.12%, 0.17% and 0.16%, respectively.

Interest Expense

  Interest expense related to long-term and short-term debt included in other expenses was $150 million, $148 million and $185 million for the years ended December 31, 2013, 2012 and 2011, respectively. These amounts include $91 million, $89 million and $125 million of interest expense related to affiliated debt for the years ended December 31, 2013, 2012 and 2011, respectively. Such amounts do not include interest expense on long-term debt related to CSEs. See
Note 8.

Credit and Committed Facilities

  The Company maintains unsecured credit facilities and a committed facility, which aggregated $4.0 billion and $500 million, respectively, at December 31, 2013. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

 Credit Facilities

   The unsecured credit facilities are used for general corporate purposes, to support the borrowers' commercial paper program and for the issuance of letters of credit. Total fees expensed associated with these credit facilities

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Long-term and Short-term (continued)

 were $3 million, $3 million and $6 million for the years ended December 31, 2013, 2012 and 2011, respectively, and are included in other expenses. Information on these credit facilities at December 31, 2013 was as follows:

                                                         Letters of
                                                           Credit               Unused
Borrower(s)                    Expiration      Capacity  Issued(1)  Drawdowns Commitments
-------------------------- ------------------ ---------- ---------- --------- -----------
                                                             (In millions)
MetLife, Inc. and MetLife
  Funding, Inc............ September 2017 (2) $    1,000  $     59   $    --  $      941
MetLife, Inc. and MetLife
  Funding, Inc............    August 2016 (3)      3,000       133        --       2,867
                                              ----------  --------   -------  ----------
 Total....................                    $    4,000  $    192   $    --  $    3,808
                                              ==========  ========   =======  ==========

--------

(1)MetLife, Inc. and MetLife Funding, Inc., a wholly owned subsidiary of Metropolitan Life Insurance Company, are severally liable for their respective obligations under such unsecured credit facilities. MetLife Funding, Inc. is not an applicant under letters of credit outstanding as of December 31, 2013 and is not responsible for any reimbursement obligations under such letters of credit.
(2)In September 2012, MetLife, Inc. and MetLife Funding, Inc. entered into a $1.0 billion five-year credit agreement which amended and restated the three-year agreement dated October 2010. All borrowings under the 2012 five-year credit agreement must be repaid by September 2017, except that letters of credit outstanding on that date may remain outstanding until no later than September 2018. The Company incurred costs of $2 million related to the amended and restated credit facility, which have been capitalized and included in other assets. These costs are being amortized over the remaining term of the amended and restated credit facility.
(3)In October 2013, availability under the unsecured credit facilities increased by $1.9 billion, as MetLife, Inc. no longer required and therefore canceled $1.9 billion of outstanding letters of credit. See Note 20.

 Committed Facility

   The committed facility is used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with this committed facility were $3 million for each of the years ended December 31, 2013, 2012 and 2011 and are included in other expenses. Information on the committed facility at December 31, 2013 was as follows:

                                                                 Letters
                                                                of Credit             Unused
Account Party/Borrower(s)                   Expiration Capacity Issued(1) Drawdowns Commitments
------------------------------------------- ---------- -------- --------- --------- -----------
                                                               (In millions)
Exeter Reassurance Company, Ltd., MetLife,
  Inc. & Missouri Reinsurance, Inc......... June 2016   $  500   $  490    $    --   $      10

--------

(1)Missouri Reinsurance, Inc., a subsidiary of Metropolitan Life Insurance Company, had outstanding $490 million in letters of credit at December 31, 2013.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Equity

Capital Contributions

  During the year ended December 31, 2011, United MetLife Insurance Company Limited ("United"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with Sino-US MetLife Insurance Company Limited ("Sino"), another insurance underwriting joint venture of an affiliate of the Company. The Company's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of United compared to the contributed capital and undistributed earnings of all other owners of United and Sino. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, the Company's investment in Sino-United is based on the carrying value of its investment in United. Pursuant to the merger, the Company entered into an agreement whereby the affiliate will pay an amount to the Company based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a capital contribution, was received during the year ended December 31, 2011. The Company's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

  During each of the years ended December 31, 2013, 2012 and 2011, MetLife, Inc. contributed $3 million in the form of payment of line of credit fees on the Company's behalf.

Stock-Based Compensation Plans

 Overview

   The stock-based compensation expense recognized by the Company is related to awards payable in shares of MetLife, Inc. common stock ("Shares"), or options to purchase MetLife, Inc. common stock. The Company does not issue any awards payable in its common stock or options to purchase its common stock.

 Description of Plans for Employees and Agents -- General Terms

   The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the "2000 Stock Plan") authorized the granting of awards to employees and agents in the form of options ("Stock Options") to buy Shares that either qualify as incentive Stock Options under Section 422A of the Code or are non-qualified. By
 December 31, 2009, all awards under the 2000 Stock Plan had either vested or been forfeited. No awards have been made under the 2000 Stock Plan since 2005.

   Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan (the "2005 Stock Plan"), awards granted to employees and agents may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards and Stock-Based Awards (each as defined in the 2005 Stock Plan with reference to Shares).

   The aggregate number of shares authorized for issuance under the 2005 Stock Plan is 68,000,000, plus those shares available but not utilized under the 2000 Stock Plan and those shares utilized under the 2000 Stock Plan that are recovered due to forfeiture of Stock Options. Each share issued under the 2005 Stock Plan in connection with a Stock Option or Stock Appreciation Right reduces the number of Shares remaining for issuance under that plan by one, and each Share issued under the 2005 Stock Plan in connection with awards other than Stock

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

 Options or Stock Appreciation Rights reduces the number of Shares remaining for issuance under that plan by 1.179 Shares. At December 31, 2013, the aggregate number of Shares remaining available for issuance pursuant to the 2005 Stock Plan was 20,098,440. Stock Option exercises and other awards settled in Shares are satisfied through the issuance of Shares held in treasury by MetLife, Inc. or by the issuance of new Shares.

   Of MetLife, Inc.'s stock-based compensation expense for the years ended December 31, 2013, 2012, and 2011, 69%, 76% and 70%, respectively, was allocated to the Company. No expense amounts related to stock-based awards to MetLife, Inc. non-management directors were allocated to the Company. This allocation represents substantially all stock-based compensation recognized in the Company's consolidated results of operations. Accordingly, this discussion addresses MetLife, Inc.'s practices for recognizing expense for awards under the 2000 Stock Plan and 2005 Stock Plan (together, the "Incentive Plans"). References to compensation expense in this note refer to the Company's allocated portion of that expense. All other references relevant to awards under the Incentive Plans pertain to all awards under those plans.

   Compensation expense related to awards under the 2005 Stock Plan is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed forfeiture rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable.

   Compensation expense related to awards under the 2005 Stock Plan is principally related to the issuance of Stock Options, Performance Shares and Restricted Stock Units. The majority of the awards granted by MetLife, Inc. each year under the 2005 Stock Plan are made in the first quarter of each year.

 Compensation Expense Related to Stock-Based Compensation

   The components of compensation expense related to stock-based compensation were as follows:

                                          Years Ended December 31,
                                         --------------------------
                                           2013     2012     2011
                                         -------- -------- --------
                                               (In millions)
             Stock Options.............. $     36 $     52 $     48
             Performance Shares (1).....       44       53       37
             Restricted Stock Units.....       42       22       15
                                         -------- -------- --------
             Total compensation expense. $    122 $    127 $    100
                                         ======== ======== ========
             Income tax benefit......... $     43 $     44 $     35
                                         ======== ======== ========

--------

(1)Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period.

   At December 31, 2013, the Company's allocated portion of expense for Stock Options, Performance Shares and Restricted Stock Units was 91%, 48% and 92%, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


   The following table presents MetLife, Inc.'s total unrecognized compensation expense related to stock-based compensation and the expected weighted average period over which these expenses will be recognized at:

                                           December 31, 2013
                                     ------------------------------
                                                   Weighted Average
                                        Expense         Period
                                     ------------- ----------------
                                     (In millions)     (Years)
             Stock Options..........  $        25        1.27
             Performance Shares.....  $        61        1.71
             Restricted Stock Units.  $        42        1.88

 Equity Awards

  Stock Options

    Stock Options are the contingent right of award holders to purchase Shares at a stated price for a limited time. All Stock Options have an exercise price equal to the closing price of a Share reported on the New York Stock Exchange on the date of grant, and have a maximum term of 10 years. The vast majority of Stock Options granted have become or will become exercisable at a rate of one-third of each award on each of the first three anniversaries of the grant date. Other Stock Options have become or will become exercisable on the third anniversary of the grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

    A summary of the activity related to Stock Options was as follows:

                                                                                     Weighted
                                                                                      Average
                                                                                     Remaining    Aggregate
                                                      Shares Under Weighted Average Contractual   Intrinsic
                                                         Option     Exercise Price     Term       Value (1)
                                                      ------------ ---------------- ----------- -------------
                                                                                      (Years)   (In millions)
Outstanding at January 1, 2013.......................  35,153,071     $    40.89       5.50         $      51
Granted..............................................   1,310,019     $    35.96
Exercised............................................ (6,357,522)     $    31.80
Expired..............................................   (183,662)     $    50.46
Forfeited............................................   (170,530)     $    39.86
                                                      ------------
Outstanding at December 31, 2013.....................  29,751,376     $    42.56       5.19         $     379
                                                      ============ ================ =========== =============
Expected to vest at a future date as of December 31,
  2013...............................................  29,536,674     $    42.60       5.16         $     376
                                                      ============ ================ =========== =============
Exercisable at December 31, 2013.....................  22,786,277     $    43.56        4.32        $     277
                                                      ============ ================ =========== =============

--------

(1)The aggregate intrinsic value was computed using the closing Share price on December 31, 2013 of $53.92 and December 31, 2012 of $32.94, as applicable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


    The fair value of Stock Options is estimated on the date of grant using a binomial lattice model. Significant assumptions used in MetLife, Inc.'s binomial lattice model are further described below. The assumptions include: expected volatility of the price of Shares; risk-free rate of return; dividend yield on Shares; exercise multiple; and the post-vesting termination rate.

    Expected volatility is based upon an analysis of historical prices of Shares and call options on Shares traded on the open market. MetLife, Inc. uses a weighted-average of the implied volatility for publicly-traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of Shares. MetLife, Inc. chose a monthly measurement interval for historical volatility as this interval reflects MetLife, Inc.'s view that employee option exercise decisions are based on longer-term trends in the price of the underlying Shares rather than on daily price movements.

    The binomial lattice model used by MetLife, Inc. incorporates different risk-free rates based on the imputed forward rates for U.S. Treasury Strips for each year over the contractual term of the option. The table below presents the full range of rates that were used for options granted during the respective periods.

    Dividend yield is determined based on historical dividend distributions compared to the price of the underlying Shares as of the valuation date and held constant over the life of the Stock Option.

    The binomial lattice model used by MetLife, Inc. incorporates the contractual term of the Stock Options. The model also factors in expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment. From these factors, the model derives an expected life of the Stock Option. The exercise behavior in the model is a multiple that reflects the ratio of exercise price to the strike price of the Stock Option at which holders are expected to exercise. The exercise multiple is derived from actual historical exercise activity. The post-vesting termination rate is determined from actual historical exercise experience and expiration activity under the Incentive Plans.

    The following table presents the weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, used to determine the fair value of Stock Options issued:

                                                               Years Ended December 31,
                                                          -----------------------------------
                                                             2013        2012        2011
                                                          ----------- ----------- -----------
Dividend yield...........................................    2.13%       1.95%       1.65%
Risk-free rate of return................................. 0.16%-3.89% 0.21%-4.17% 0.29%-5.51%
Expected volatility......................................   32.98%      35.59%      32.64%
Exercise multiple........................................    1.51        1.58        1.69
Post-vesting termination rate............................    3.16%       3.14%       3.36%
Contractual term (years).................................     10          10          10
Expected life (years)....................................      7           7           7
Weighted average exercise price of stock options granted.   $35.96      $37.91      $45.16
Weighted average fair value of stock options granted.....    $9.88      $11.33      $14.27

    MetLife, Inc. deducts 35% of the compensation amount of a Stock Option from its income on its tax return. The compensation amount is the price of shares on the date the Stock Option is exercised less the exercise

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

  price of the Stock Option. This tax benefit is allocated to the subsidiary of MetLife, Inc. that is the current or former employer of the associate, or is or was the principal for the non-employee insurance agent, who exercised the Stock Option.

  The following table presents a summary of Stock Option exercise activity:

                                                          Years Ended December 31,
                                                          -------------------------
                                                            2013     2012    2011
-                                                         -------- -------- -------
                                                                (In millions)
Total intrinsic value of stock options exercised......... $     79 $     29 $    41
Cash received from exercise of stock options............. $    202 $    109 $    88
Income tax benefit realized from stock options exercised. $     28 $     10 $    13

  Performance Shares

    Performance Shares are units that, if they vest, are multiplied by a performance factor to produce a number of final Performance Shares which are payable in Shares. Performance Shares are accounted for as equity awards, but are not credited with dividend-equivalents for actual dividends paid on Shares during the performance period. Performance Share awards normally vest in their entirety at the end of the three-year performance period. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

    For awards granted prior to the January 1, 2013 - December 31, 2015 performance period, vested Performance Shares are multiplied by a performance factor of 0.0 to 2.0 based on MetLife, Inc.'s adjusted income, total shareholder return, and performance in change in annual net operating earnings and total shareholder return compared to the performance of its competitors, each measured with respect to the applicable three-year performance period or portions thereof. The estimated fair value of Performance Shares is based upon the closing price of a Share on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period. The performance factor for the January 1, 2010 - December 31, 2012 performance period was 0.92.

    For the January 1, 2013 - December 31, 2015 performance period, the vested Performance Shares will be multiplied by a performance factor of 0.00 to
  1.75. Assuming that MetLife, Inc. has met threshold performance goals related to its adjusted income or total shareholder return, the MetLife, Inc. Compensation Committee will determine the performance factor in its discretion. In doing so, the Compensation Committee may consider MetLife, Inc.'s total shareholder return relative to the performance of its competitors and MetLife, Inc.'s operating return on equity relative to its financial plan. The estimated fair value of Performance Shares will be remeasured each quarter until they become payable.

  Restricted Stock Units

    Restricted Stock Units are units that, if they vest, are payable in an equal number of Shares. Restricted Stock Units are accounted for as equity awards and are not credited with dividend-equivalents for dividends paid on Shares. Accordingly, the estimated fair value of Restricted Stock Units is based upon the closing price of Shares on the date of grant, reduced by the present value of estimated dividends to be paid on that stock.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


    The vast majority of Restricted Stock Units normally vest in their entirety on the third anniversary of their grant date. Other Restricted Stock Units normally vest in thirds on the first three anniversaries of their grant date, and others vest in their entirety on the fifth anniversary of their grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

    The following table presents a summary of Performance Share and Restricted Stock Unit activity:

                                                        Performance Shares   Restricted Stock Units
                                                      ---------------------- ----------------------
                                                                   Weighted              Weighted
                                                                   Average               Average
                                                                  Grant Date            Grant Date
                                                        Shares    Fair Value   Units    Fair Value
                                                      ----------- ---------- ---------  ----------
Outstanding at January 1, 2013.......................   4,822,028 $    36.93 2,080,148  $    36.55
Granted..............................................   1,749,212 $    50.86 2,182,213  $    32.34
Forfeited............................................   (151,075) $    40.87 (395,365)  $    33.97
Payable (1).......................................... (1,346,025) $    32.24 (538,480)  $    33.17
                                                      -----------            ---------
Outstanding at December 31, 2013.....................   5,074,140 $    42.86 3,328,516  $    33.35
                                                      =========== ========== =========  ==========
Expected to vest at a future date as of December 31,
  2013...............................................   5,067,337 $    38.60 2,995,664  $    33.34
                                                      =========== ========== =========  ==========

--------

(1)Includes both Shares paid and Shares deferred for later payment.

    Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the performance factor determined after the end of the respective performance periods. At December 31, 2013, the three year performance period for the 2011 Performance Share grants was completed, but the performance factor had not yet been calculated. Included in the immediately preceding table are 1,545,020 outstanding Performance Shares to which the 2011 - 2013 performance factor will be applied. The factor will be determined in the second quarter of 2014.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). The RBC ratios for Metropolitan Life Insurance Company and each of its insurance subsidiaries were in excess of 400% for all periods presented.

  The New York State Department of Financial Services issues an annual "Special Considerations" circular letter to New York licensed insurers dictating tests to be performed as part of insurers' year-end asset adequacy testing. The New York State Department of Financial Services issued its 2013 Special Considerations letter on October 31, 2013. The letter mandates the use of certain assumptions in the 2013 asset adequacy testing. Metropolitan Life Insurance Company will grade in over three years the amount of LTC reserves required as a result of the new assumptions. Under this grade-in, Metropolitan Life Insurance Company increased its asset

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

adequacy reserves for LTC policies by $300 million as of December 31, 2013 and will increase such reserves by approximately $200 million and $100 million as of December 31, 2014 and 2015, respectively. The actual 2014 and 2015 amounts may differ from current estimates due to changes in economic conditions, regulation, or policyholder behavior.

  Metropolitan Life Insurance Company and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of their respective state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its insurance subsidiaries.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of Metropolitan Life Insurance Company, a New York domiciled insurer was $369 million, $1.3 billion and $2.0 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $12.4 billion and $14.3 billion at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the New York State Department of Financial Services.

  Statutory net income (loss) of New England Life Insurance Company ("NELICO"), a Massachusetts domiciled insurer, was $103 million, $79 million and $63 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $571 million and $539 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Massachusetts State Division of Insurance.

  Statutory net income (loss) of GALIC, a Missouri domiciled insurer, was $60 million, $19 million and $128 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $818 million and $873 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri State Department of Insurance.

Dividend Restrictions

  Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life Insurance Company will be permitted

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013 and 2012, Metropolitan Life Insurance Company paid a dividend of $1.4 billion and $1.0 billion, respectively. During the year ended December 31, 2011, Metropolitan Life Insurance Company paid a dividend of $1.3 billion, of which $170 million was a transfer of securities. Based on amounts at December 31, 2013, Metropolitan Life Insurance Company could pay a stockholder dividend in 2014 of $1.1 billion without prior approval of the Superintendent.

  Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the aggregate amount of the dividend, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10 % of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013, 2012 and 2011, NELICO paid a dividend of $77 million, $46 million and $107 million, respectively. Based on amounts at December 31, 2013, NELICO could pay a stockholder dividend in 2014 of $102 million without prior approval of the Massachusetts Commissioner.

  Under Missouri State Insurance Law, GALIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the amount of such dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). GALIC will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013 and 2012, GALIC did not pay dividends to Metropolitan Life Insurance Company. During the year ended December 31, 2011, GALIC paid an extraordinary cash dividend to GenAmerica Financial, LLC ("GenAmerica"), its former parent, of $183 million and GenAmerica subsequently paid an ordinary dividend to Metropolitan Life Insurance Company of $183 million. Based on amounts at December 31, 2013, GALIC could pay a stockholder dividend in 2014 of $81 million without prior approval of the Missouri Director.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  For the years ended December 31, 2013, 2012 and 2011, Metropolitan Life Insurance Company received dividends from non-insurance subsidiaries of $45 million, $87 million and $518 million, respectively.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company, net of income tax, was as follows:

                                             Unrealized                       Foreign    Defined
                                          Investment Gains     Unrealized    Currency    Benefit
                                          (Losses), Net of   Gains (Losses) Translation   Plans
                                         Related Offsets (1) on Derivatives Adjustments Adjustment  Total
                                         ------------------- -------------- ----------- ---------- --------
                                                                   (In millions)
Balance at December 31, 2010............    $      2,360        $     58      $    34   $  (1,429) $  1,023
OCI before reclassifications............           2,602           1,231            6        (545)    3,294
Income tax expense (benefit)............           (911)           (430)          (3)          202  (1,142)
                                            ------------        --------      -------   ---------- --------
 OCI before reclassifications, net of
   income tax...........................           4,051             859           37      (1,772)    3,175
Amounts reclassified from AOCI..........            (35)            (28)           --        (126)    (189)
Income tax expense (benefit)............              12               9           --           47       68
                                            ------------        --------      -------   ---------- --------
 Amounts reclassified from AOCI, net of
   income tax...........................            (23)            (19)           --         (79)    (121)
                                            ------------        --------      -------   ---------- --------
Balance at December 31, 2011............    $      4,028        $    840      $    37   $  (1,851) $  3,054
OCI before reclassifications............           2,406           (243)         (30)        (618)    1,515
Income tax expense (benefit)............           (843)              87           11          217    (528)
                                            ------------        --------      -------   ---------- --------
 OCI before reclassifications, net of
   income tax...........................           5,591             684           18      (2,252)    4,041
Amounts reclassified from AOCI..........              96               2           --        (148)     (50)
Income tax expense (benefit)............            (33)             (1)           --           51       17
                                            ------------        --------      -------   ---------- --------
 Amounts reclassified from AOCI, net of
   income tax...........................              63               1           --         (97)     (33)
                                            ------------        --------      -------   ---------- --------
Balance at December 31, 2012............    $      5,654        $    685      $    18   $  (2,349) $  4,008
OCI before reclassifications............         (3,321)           (677)           22        1,396  (2,580)
Income tax expense (benefit)............           1,145             237          (9)        (490)      883
                                            ------------        --------      -------   ---------- --------
 OCI before reclassifications, net of
   income tax...........................           3,478             245           31      (1,443)    2,311
Amounts reclassified from AOCI..........            (16)            (14)           --        (205)    (235)
Income tax expense (benefit)............               6               5           --           71       82
                                            ------------        --------      -------   ---------- --------
 Amounts reclassified from AOCI, net of
   income tax...........................            (10)             (9)           --        (134)    (153)
                                            ------------        --------      -------   ---------- --------
Balance at December 31, 2013............    $      3,468        $    236      $    31   $  (1,577) $  2,158
                                            ============        ========      =======   ========== ========

--------

(1)See Note 8 for information on offsets to investments related to insurance liabilities, DAC and VOBA and the policyholder dividend obligation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                      Statement of Operations and
AOCI Components                                   Amounts Reclassified from AOCI  Comprehensive Income (Loss) Location
------------------------------------------------  ------------------------------- ------------------------------------
                                                      Years Ended December 31
                                                  -------------------------------
                                                     2013      2012       2011
                                                  ---------- --------- ----------
                                                           (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)....... $       38 $   (158) $    (116) Other net investment gains (losses)
  Net unrealized investment gains (losses).......         53        56         40 Net investment income
  Net unrealized investment gains (losses).......       (28)      (16)         94 Net derivative gains (losses)
  OTTI...........................................       (47)        22         17 OTTI on fixed maturity securities
                                                  ---------- --------- ----------
   Net unrealized investment gains (losses),
    before income tax............................         16      (96)         35
   Income tax (expense) benefit..................        (6)        33       (12)
                                                  ---------- --------- ----------
   Net unrealized investment gains (losses),
    net of income tax............................ $       10 $    (63) $       23
                                                  ========== ========= ==========
Unrealized gains (losses) on derivatives - cash
 flow hedges:
  Interest rate swaps............................ $       20 $       3 $       -- Net derivative gains (losses)
  Interest rate swaps............................          8         4          1 Net investment income
  Interest rate forwards.........................          1        --         22 Net derivative gains (losses)
  Interest rate forwards.........................          2         2          2 Net investment income
  Foreign currency swaps.........................       (15)       (7)          7 Net derivative gains (losses)
  Foreign currency swaps.........................        (3)       (5)        (5) Net investment income
  Credit forwards................................         --        --          1 Net derivative gains (losses)
  Credit forwards................................          1         1         -- Net investment income
                                                  ---------- --------- ----------
   Gains (losses) on cash flow hedges, before
    income tax...................................         14       (2)         28
   Income tax (expense) benefit..................        (5)         1        (9)
                                                  ---------- --------- ----------
   Gains (losses) on cash flow hedges, net of
    income tax................................... $        9 $     (1) $       19
                                                  ========== ========= ==========
Defined benefit plans adjustment: (1)
  Amortization of net actuarial gains (losses)... $      274 $     246 $      231
  Amortization of prior service (costs) credit...       (69)      (98)      (105)
                                                  ---------- --------- ----------
   Amortization of defined benefit plan items,
    before income tax............................        205       148        126
   Income tax (expense) benefit..................       (71)      (51)       (47)
                                                  ---------- --------- ----------
   Amortization of defined benefit plan items,
    net of income tax............................ $      134 $      97 $       79
                                                  ========== ========= ==========
Total reclassifications, net of income tax....... $      153 $      33 $      121
                                                  ========== ========= ==========

--------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 15.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2013     2012     2011
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $  2,392 $  2,426 $  2,260
Pension, postretirement and postemployment benefit costs...      364      285      330
Commissions................................................      781      769      724
Volume-related costs.......................................      253      241      196
Affiliated interest costs on ceded and assumed reinsurance.    1,033    1,209    1,393
Capitalization of DAC......................................    (562)    (632)    (724)
Amortization of DAC and VOBA...............................      261      991      875
Interest expense on debt and debt issuance costs...........      153      152      194
Premium taxes, licenses and fees...........................      263      294      302
Professional services......................................      989      946      832
Rent and related expenses, net of sublease income..........      143      123      129
Other......................................................     (82)    (410)     (40)
                                                            -------- -------- --------
  Total other expenses..................................... $  5,988 $  6,394 $  6,471
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Interest Expense on Debt and Debt Issuance Costs

  Interest expense on debt and debt issuance costs includes interest expense (see Note 12) and interest expense related to CSEs. See Note 8.

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 12 and 19 for a discussion of affiliated expenses included in the table above.

Restructuring Charges

  MetLife, Inc. commenced in 2012 an enterprise-wide strategic initiative. This global strategy focuses on leveraging MetLife, Inc. and its subsidiaries' scale to improve the value they provide to customers and shareholders in order to reduce costs, enhance revenues, achieve efficiencies and reinvest in their technology, platforms and functionality to improve their current operations and develop new capabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Other Expenses (continued)


  These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Estimated restructuring costs may change as management continues to execute this enterprise-wide strategic initiative. Such restructuring charges which were allocated to the Company were as follows:

                                                          Years Ended December 31,
                                      -----------------------------------------------------------------
                                                    2013                             2012
                                      -------------------------------- --------------------------------
                                                Lease and Asset                  Lease and Asset
                                      Severance   Impairment    Total  Severance   Impairment    Total
                                      --------- --------------- ------ --------- --------------- ------
                                                                (In millions)
Balance at January 1,................  $   22        $  --      $   22  $   --        $  --      $   --
Restructuring charges................      87           16         103     101           18         119
Cash payments........................    (70)         (10)        (80)    (79)         (18)        (97)
                                       ------        -----      ------  ------        -----      ------
Balance at December 31,..............  $   39        $   6      $   45  $   22        $  --      $   22
                                       ======        =====      ======  ======        =====      ======
Total restructuring charges incurred
  since inception of initiative......  $  188        $  34      $  222  $  101        $  18      $  119
                                       ======        =====      ======  ======        =====      ======

  Management anticipates further restructuring charges including severance, as well as lease and asset impairments, through the year ending December 31, 2015. However, such restructuring plans were not sufficiently developed to enable MetLife, Inc. to make an estimate of such restructuring charges at December 31, 2013.

15. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

  The Company sponsors and administers various U.S. qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2013, the majority of active participants were accruing benefits under the cash balance formula; however, 90% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated a proportionate share of net expense related to the plans as well as contributions made to the plans.

  The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


 Obligations and Funded Status

                                                                                          Other
                                                                     Pension         Postretirement
                                                                  Benefits (1)          Benefits
                                                               ------------------  ------------------
                                                                            December 31,
                                                               --------------------------------------
                                                                 2013      2012      2013      2012
                                                               --------  --------  --------  --------
                                                                            (In millions)
Change in benefit obligations:
Benefit obligations at January 1,............................. $  8,937  $  7,867  $  2,402  $  2,106
 Service costs................................................      214       197        20        36
 Interest costs...............................................      367       384        92       103
 Plan participants' contributions.............................       --        --        30        29
 Net actuarial (gains) losses.................................     (967)      944      (550)      261
 Plan amendments, change in benefits, and other...............       26        --        --        --
 Benefits paid................................................     (447)     (455)     (133)     (133)
                                                               --------  --------  --------  --------
Benefit obligations at December 31,...........................    8,130     8,937     1,861     2,402
                                                               --------  --------  --------  --------
Change in plan assets:
Fair value of plan assets at January 1,.......................    7,390     6,699     1,320     1,240
 Actual return on plan assets.................................      (20)      695        57       105
 Plan amendments, change in benefits, and other...............       28        --        --        --
 Plan participants' contributions.............................       --        --        30        29
 Employer contributions.......................................      354       451        78        79
 Benefits paid................................................     (447)     (455)     (133)     (133)
                                                               --------  --------  --------  --------
Fair value of plan assets at December 31,.....................    7,305     7,390     1,352     1,320
                                                               --------  --------  --------  --------
 Over (under) funded status at December 31,................... $   (825) $ (1,547) $   (509) $ (1,082)
                                                               ========  ========  ========  ========
Amounts recognized in the consolidated balance sheets consist of:
 Other assets................................................. $    213  $     --  $     --  $     --
 Other liabilities............................................   (1,038)   (1,547)     (509)   (1,082)
                                                               --------  --------  --------  --------
   Net amount recognized...................................... $   (825) $ (1,547) $   (509) $ (1,082)
                                                               ========  ========  ========  ========
AOCI:
 Net actuarial (gains) losses................................. $  2,207  $  2,918  $    209  $    796
 Prior service costs (credit).................................       17        23         1       (74)
                                                               --------  --------  --------  --------
   AOCI, before income tax.................................... $  2,224  $  2,941  $    210  $    722
                                                               ========  ========  ========  ========
Accumulated benefit obligation................................ $  7,689  $  8,381       N/A       N/A
                                                               ========  ========

--------

(1)Includes non-qualified unfunded plans, for which the aggregate projected benefit obligation was $1.0 billion and $1.1 billion at December 31, 2013 and 2012, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   The aggregate pension accumulated benefit obligation and aggregate fair value of plan assets for pension benefit plans with accumulated benefit obligations in excess of plan assets was as follows:

                                                  December 31,
                                                -----------------
                                                  2013     2012
                                                -------- --------
                                                  (In millions)
               Projected benefit obligations... $  1,037 $  1,282
               Accumulated benefit obligations. $    927 $  1,127
               Fair value of plan assets....... $     -- $    123

   Information for pension and other postretirement benefit plans with a projected benefit obligation in excess of plan assets were as follows:

                                                              Other
                                           Pension       Postretirement
                                          Benefits          Benefits
                                      ----------------- -----------------
                                                 December 31,
                                      -----------------------------------
                                        2013     2012     2013     2012
                                      -------- -------- -------- --------
                                                 (In millions)
       Projected benefit obligations. $  1,170 $  8,937 $  1,863 $  2,402
       Fair value of plan assets..... $    133 $  7,390 $  1,353 $  1,320

 Net Periodic Benefit Costs

   Net periodic benefit costs are determined using management estimates and actuarial assumptions to derive service costs, interest costs and expected return on plan assets for a particular year. Net periodic benefit costs also includes the applicable amortization of net actuarial gains (losses) and amortization of any prior service costs (credit).

   The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firms, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

   Net periodic pension costs and net periodic other postretirement benefit plan costs are comprised of the following:

   . Service Costs -- Service costs are the increase in the projected (expected) PBO resulting from benefits payable to employees of the Company on service rendered during the current year.

   . Interest Costs -- Interest costs are the time value adjustment on the projected (expected) PBO at the end of each year.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   . Settlement and Curtailment Costs -- The aggregate amount of net gains (losses) recognized in net periodic benefit costs due to settlements and curtailments. Settlements result from actions that relieve/eliminate the plan's responsibility for benefit obligations or risks associated with the obligations or assets used for the settlement. Curtailments result from an event that significantly reduces/eliminates plan participants' expected years of future services or benefit accruals.

   . Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated pension and other postretirement fund assets in a particular year.

   . Amortization of Net Actuarial Gains (Losses) -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension and other postretirement plan assets or projected (expected) PBO during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension and other postretirement benefit costs over the expected service years of the employees.

   . Amortization of Prior Service Costs (Credit) -- These costs relate to the recognition of increases or decreases in pension and other postretirement benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in AOCI at the time of the amendment. These costs are then amortized to pension and other postretirement benefit costs over the expected service years of the employees affected by the change.

   The Company's proportionate share of components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                           Pension Benefits     Other Postretirement Benefits
                                                        ----------------------- -----------------------------
                                                                  Years Ended December 31,
                                                        -----------------------------------------------------
                                                         2013    2012    2011    2013      2012      2011
                                                        ------- ------- -------  ------    ------    ------
                                                                       (In millions)
Net periodic benefit costs:
 Service costs......................................... $   209 $   190 $   165 $   17    $   30    $   16
 Interest costs........................................     359     374     384     85        95       107
 Expected return on plan assets........................   (447)   (448)   (423)   (74)      (75)      (76)
 Amortization of net actuarial (gains) losses..........     213     182     189     51        52        42
 Amortization of prior service costs (credit)..........       6       6       3   (69)      (95)     (108)
                                                        ------- ------- -------  ------    ------    ------
   Total net periodic benefit costs (credit)...........     340     304     318     10         7      (19)
                                                        ------- ------- -------  ------    ------    ------
Other changes in plan assets and benefit
  obligations recognized in OCI:
 Net actuarial (gains) losses..........................   (492)     705     532  (532)       232       264
 Prior service costs (credit)..........................      --      --      18     --        --        --
 Amortization of net actuarial gains (losses)..........   (219)   (189)   (189)   (55)      (57)      (42)
 Amortization of prior service (costs) credit..........     (6)     (6)     (3)     75       104       108
                                                        ------- ------- -------  ------    ------    ------
   Total recognized in OCI.............................   (717)     510     358  (512)       279       330
                                                        ------- ------- -------  ------    ------    ------
     Total recognized in net periodic benefit costs
       and OCI......................................... $ (377) $   814 $   676 $(502)    $  286    $  311
                                                        ======= ======= =======  ======    ======    ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   For the year ended December 31, 2013, included within OCI were other changes in plan assets and benefit obligations associated with pension benefits of ($717) million and other postretirement benefits of ($512) million for an aggregate increase in OCI of $1.2 billion before income tax and $798 million, net of income tax.

   The estimated net actuarial (gains) losses and prior service costs (credit) for the pension plans and the defined benefit other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $147 million and $4 million, and $6 million and ($1) million, respectively.

 Assumptions

   Assumptions used in determining benefit obligations were as follows:

                                         Pension Benefits         Other Postretirement Benefits
                                    --------------------------  ------------------------------
                                                 December 31,
                                    ----------------------------------------------------------
                                        2013          2012      2013            2012
                                    ------------  ------------  ----            ----
    Weighted average discount rate.     5.15%         4.20%     5.15%           4.20%
    Rate of compensation increase.. 3.50% - 7.50% 3.50% - 7.50%  N/A             N/A

   Assumptions used in determining net periodic benefit costs were as follows:

                                               Pension Benefits              Other Postretirement Benefits
                                   ----------------------------------------- -----------------------------
                                                          December 31,
                                   ----------------------------------------------------------------------
                                       2013          2012          2011      2013      2012      2011
                                   ------------- ------------- -------------   -----   ----      ----
Weighted average discount rate....     4.20%         4.95%         5.80%     4.20%     4.95%     5.80%
Weighted average expected rate of
  return on plan assets...........     6.24%         7.00%         7.25%     5.76%     6.26%     7.25%
Rate of compensation increase..... 3.50% - 7.50% 3.50% - 7.50% 3.50% - 7.50%  N/A       N/A       N/A

   The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

   The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

   The weighted average expected rate of return on plan assets for use in that plan's valuation in 2014 is currently anticipated to be 6.24% for pension benefits and 5.64% for other postretirement benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                              December 31,
                                -------------------------------------------------------------------------
                                                 2013                                 2012
                                -------------------------------------- ----------------------------------
                                6.4% in 2014, gradually                7.8% in 2013, gradually
                                decreasing each year until 2094        decreasing each year until 2094
                                reaching the ultimate rate of 4.4% for reaching the ultimate rate of 4.4%
Pre-and Post-Medicare eligible  Pre-Medicare and 4.6% for              for Pre-Medicare and 4.6% for
  claims....................... Post-Medicare.                         Post-Medicare.

   Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2013:

                                                           One Percent  One Percent
                                                            Increase     Decrease
                                                          ------------ ------------
                                                                (In millions)
Effect on total of service and interest costs components.  $       16  $       (13)
Effect of accumulated postretirement benefit obligations.  $      237  $      (194)

 Plan Assets

   The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as defined in Note 10, based upon the significant input with the lowest level in its valuation. The following summarizes the types of assets included within the three-level fair value hierarchy presented below.

Level 1  This category includes separate
         accounts that are invested in fixed
         maturity securities, equity
         securities, derivative assets and
         short-term investments which have
         unadjusted quoted market prices in
         active markets for identical assets
         and liabilities.

Level 2  This category includes certain
         separate accounts that are primarily
         invested in liquid and readily
         marketable securities. The estimated
         fair value of such separate account
         is based upon reported NAV provided
         by fund managers and this value
         represents the amount at which
         transfers into and out of the
         respective separate account are
         effected. These separate accounts
         provide reasonable levels of price
         transparency and can be corroborated
         through observable market data.

         Certain separate accounts are
         invested in investment partnerships
         designated as hedge funds. The values
         for these separate accounts is
         determined monthly based on the NAV
         of the underlying hedge fund
         investment. Additionally, such hedge
         funds generally contain lock out or
         other waiting period provisions for
         redemption requests to be filled.
         While the reporting and redemption
         restrictions may limit the frequency
         of trading activity in separate
         accounts invested in hedge funds, the
         reported NAV, and thus the referenced
         value of the separate account,
         provides a reasonable level of price
         transparency that can be corroborated
         through observable market data.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)

         Directly held investments are
         primarily invested in U.S. and
         foreign government and corporate
         securities.

Level 3  This category includes separate
         accounts that are invested in fixed
         maturity securities, equity
         securities, derivative assets and
         other investments that provide little
         or no price transparency due to the
         infrequency with which the underlying
         assets trade and generally require
         additional time to liquidate in an
         orderly manner. Accordingly, the
         values for separate accounts invested
         in these alternative asset classes
         are based on inputs that cannot be
         readily derived from or corroborated
         by observable market data.

   The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in insurance group annuity contracts, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in insurance contracts. All of these contracts are issued by the Company and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

   The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

   The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward
 (i) maximizing the Invested Plan's funded status; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

   Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2013 for the Invested Plans:

                                                           Pension             Postretirement Medical
                                                   -------------------------- --------------------------
                                                            Actual Allocation          Actual Allocation
                                                            -----------------          -----------------
                                                     Target   2013     2012     Target   2013     2012
                                                   -------- -------  -------  -------- -------  -------
Asset Class:
Fixed maturity securities (1).....................     75%      64%      69%      70%      52%      63%
Equity securities (2).............................     12%      23%      21%      30%      47%      37%
Alternative securities (3)........................     13%      13%      10%      --%       1%      --%
                                                            -------  -------           -------  -------
 Total assets.....................................             100%     100%              100%     100%
                                                            =======  =======           =======  =======

                                                     Postretirement Life
                                                   --------------------------
                                                            Actual Allocation
                                                            -----------------
                                                     Target   2013     2012
                                                   -------- -------  -------
Asset Class:
Fixed maturity securities (1).....................     --%      --%      --%
Equity securities (2).............................     --%      --%      --%
Alternative securities (3)........................    100%     100%     100%
                                                            -------  -------
 Total assets.....................................             100%     100%
                                                            =======  =======

--------

(1)Fixed maturity securities include primarily ABS, collateralized mortgage obligations, corporate, federal agency, foreign bonds, mortgage-backed securities, municipals, preferred stocks and U.S. government bonds.

(2)Equity securities primarily include common stock of U.S. companies.

(3)Alternative securities primarily include derivative assets, money market securities, short-term investments and other investments. Postretirement life's target and actual allocation of plan assets are all in short-term investments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   The pension and postretirement plan assets measured at estimated fair value on a recurring basis were determined as described in "-- Plan Assets." These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                       December 31, 2013
                             ---------------------------------------------------------------------
                                      Pension Benefits                       Other Postretirement Benefits
                             -----------------------------------           ---------------------------------
                               Fair Value Hierarchy                         Fair Value Hierarchy
                             -------------------------                     -----------------------
                                                                 Total                                   Total
                                                               Estimated                               Estimated
                                                                 Fair                                    Fair
                             Level 1     Level 2     Level 3     Value     Level 1   Level 2   Level 3   Value
                             --------    --------    -------   ---------   -------   -------   ------- ---------
                                                         (In millions)
Assets
Fixed maturity securities:
  Corporate................. $     --    $  1,948    $   55    $  2,003    $   --    $  170     $  1   $    171
  U.S. government bonds.....      868         156        --       1,024       135         5       --        140
  Foreign bonds.............       --         675        10         685        --        63       --         63
  Federal agencies..........       --         274        --         274        --        33       --         33
  Municipals................       --         206        --         206        --        15       --         15
  Other (1).................       --         460        19         479        --        54       --         54
                             --------    --------    ------    --------    ------    ------     ----   --------
   Total fixed maturity
     securities.............      868       3,719        84       4,671       135       340        1        476
                             --------    --------    ------    --------    ------    ------     ----   --------
Equity securities:
  Common stock - domestic...    1,064          21       139       1,224       328        --       --        328
  Common stock - foreign....      432          --        --         432       102        --       --        102
                             --------    --------    ------    --------    ------    ------     ----   --------
   Total equity securities..    1,496          21       139       1,656       430        --       --        430
                             --------    --------    ------    --------    ------    ------     ----   --------
Other investments...........       --          --       563         563        --        --       --         --
Short-term investments......       49         290        --         339        --       439       --        439
Money market securities.....        1          12        --          13         4        --       --          4
Derivative assets...........       16          14        33          63        --         3       --          3
                             --------    --------    ------    --------    ------    ------     ----   --------
       Total assets......... $  2,430    $  4,056    $  819    $  7,305    $  569    $  782     $  1   $  1,352
                             ========    ========    ======    ========    ======    ======     ====   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


                                                       December 31, 2012
                             ---------------------------------------------------------------------
                                      Pension Benefits                Other Postretirement Benefits
                             -----------------------------------    ---------------------------------
                               Fair Value Hierarchy                  Fair Value Hierarchy
                             -------------------------              -----------------------
                                                            Total                             Total
                                                          Estimated                         Estimated
                                                            Fair                              Fair
                             Level 1     Level 2  Level 3   Value   Level 1 Level 2 Level 3   Value
                             --------    -------- ------- --------- ------- ------- ------- ---------
                                                         (In millions)
Assets
Fixed maturity securities:
  Corporate................. $     --    $  2,119 $   18  $  2,137  $   --  $  165   $  4   $    169
  U.S. government bonds.....    1,082         150     --     1,232     175       3     --        178
  Foreign bonds.............       --         714      7       721      --      51     --         51
  Federal agencies..........        1         314     --       315      --      26     --         26
  Municipals................       --         242     --       242      --      70      1         71
  Other (1).................       --         460      7       467      --      55      3         58
                             --------    -------- ------  --------  ------  ------   ----   --------
   Total fixed maturity
     securities.............    1,083       3,999     32     5,114     175     370      8        553
                             --------    -------- ------  --------  ------  ------   ----   --------
Equity securities:
  Common stock - domestic...    1,024          36    129     1,189     249       1     --        250
  Common stock - foreign....      339          --     --       339      83      --     --         83
                             --------    -------- ------  --------  ------  ------   ----   --------
   Total equity securities..    1,363          36    129     1,528     332       1     --        333
                             --------    -------- ------  --------  ------  ------   ----   --------
Other investments...........       --         110    419       529      --      --     --         --
Short-term investments......       --         200     --       200      --     432     --        432
Money market securities.....        2           9     --        11       1      --     --          1
Derivative assets...........       --           7      1         8      --       1     --          1
                             --------    -------- ------  --------  ------  ------   ----   --------
       Total assets......... $  2,448    $  4,361 $  581  $  7,390  $  508  $  804   $  8   $  1,320
                             ========    ======== ======  ========  ======  ======   ====   ========

--------

(1)Other primarily includes mortgage-backed securities, collateralized mortgage obligations and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ---------------------------------------------------------------------------------------------
                                            Pension Benefits                        Other Postretirement Benefits
-                    -------------------------------------------------------------- ------------------------------
                           Fixed Maturity          Equity                                   Fixed Maturity
                             Securities:         Securities:                                 Securities:
-                    --------------------------- -----------                        ------------------------------
                                                   Common
                               Foreign             Stock -      Other    Derivative
                     Corporate  Bonds  Other (1)  Domestic   Investments   Assets   Corporate Municipals Other (1)
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- ---------
                                                             (In millions)
Year Ended December
 31, 2013:
Balance at January
 1,.................   $  18    $  7     $  7      $  129      $  419      $   1      $  4       $  1      $  3
Realized gains
 (losses)...........      --      --       --         (1)          --        (2)        --         --       (3)
Unrealized gains
 (losses)...........     (2)       1       --           9          56       (17)        --         --         4
Purchases, sales,
 issuances and
 settlements, net...      17     (3)       11           2        (58)         51       (3)        (1)       (4)
Transfers into
 and/or out of
 Level 3............      22       5        1          --         146         --        --         --        --
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- ---------
Balance at December
 31,................   $  55    $ 10     $ 19      $  139      $  563      $  33      $  1       $ --      $ --
                     ========= ======= ========= =========== =========== ========== ========= ========== =========

                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     --------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
-                    -------------------------------------------------------------- -----------------------------------------
                           Fixed Maturity          Equity                                   Fixed Maturity
                             Securities:         Securities:                                 Securities:
-                    --------------------------- -----------                        ------------------------------
                                                   Common
                               Foreign             Stock -      Other    Derivative                                Derivative
                     Corporate  Bonds  Other (1)  Domestic   Investments   Assets   Corporate Municipals Other (1)   Assets
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
                                                                  (In millions)
Year Ended
 December 31, 2012:
Balance at
 January 1,.........   $  30    $   5    $   2     $  194      $  501       $  4      $  4       $  1      $  5       $  1
Realized gains
 (losses)...........      --       --       --       (25)          52          4        --         --       (2)          2
Unrealized gains
 (losses)...........     (1)        8        1          9        (38)        (6)        --         --         2        (2)
Purchases, sales,
 issuances and
 settlements, net...    (11)      (6)        4       (49)        (96)        (1)        --         --       (2)        (1)
Transfers into
 and/or out of
 Level 3............      --       --       --         --          --         --        --         --        --         --
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
Balance at
 December 31,.......   $  18    $   7    $   7     $  129      $  419       $  1      $  4       $  1      $  3       $ --
                     ========= ======= ========= =========== =========== ========== ========= ========== ========= ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)

                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     --------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
-                    -------------------------------------------------------------- -----------------------------------------
                           Fixed Maturity          Equity                                   Fixed Maturity
                             Securities:         Securities:                                 Securities:
-                    --------------------------- -----------                        ------------------------------
                                                   Common
                               Foreign             Stock -      Other    Derivative                                Derivative
                     Corporate  Bonds  Other (1)  Domestic   Investments   Assets   Corporate Municipals Other (1)   Assets
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
                                                                  (In millions)
Year Ended
 December 31, 2011:
Balance at
 January 1,.........   $  45    $  4     $  2       $ 228       $ 446       $(1)       $ 4       $ 1       $  6       $--
Realized gains
 (losses)...........      --      --      (1)        (57)          80          1        --        --        (1)        --
Unrealized gains
 (losses)...........     (3)     (2)        1         110          42          6        --        --          1         1
Purchases, sales,
 issuances and
 settlements, net...    (13)       3      (1)        (87)        (67)        (2)        --        --        (1)        --
Transfers into
 and/or out of
 Level 3............       1      --        1          --          --         --        --        --         --        --
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
Balance at
 December 31,.......   $  30    $  5     $  2       $ 194       $ 501       $  4       $ 4       $ 1       $  5       $ 1
                     ========= ======= ========= =========== =========== ========== ========= ========== ========= ==========

--------

(1)Other includes ABS and collateralized mortgage obligations.

 Expected Future Contributions and Benefit Payments

   It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2014. The Company expects to make discretionary contributions to the qualified pension plan of $210 million in 2014. For information on employer contributions, see "-- Obligations and Funded Status."

   Benefit payments due under the non-qualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $70 million to fund the benefit payments in 2014.

   Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due in lieu of utilizing any plan assets. The Company expects to make contributions of $50 million towards benefit obligations in 2014 to pay postretirement medical claims.

   Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                                                 Other
                                  Pension    Postretirement
                                  Benefits      Benefits
                                ------------ --------------
                                       (In millions)
                     2014...... $        447   $       85
                     2015...... $        458   $       87
                     2016...... $        470   $       87
                     2017...... $        496   $       90
                     2018...... $        503   $       94
                     2019-2023. $      2,787   $      527

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


 Additional Information

   As previously discussed, most of the assets of the pension and other postretirement benefit plans are held in group annuity and life insurance contracts issued by the Company. Total revenues from these contracts recognized in the consolidated statements of operations were $49 million, $54 million and $47 million for the years ended December 31, 2013, 2012 and 2011, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $20 million, $867 million and $885 million for the years ended December 31, 2013, 2012 and 2011, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

Defined Contribution Plans

  The Company sponsors defined contribution plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed $84 million, $83 million and $73 million for the years ended December 31, 2013, 2012 and 2011, respectively.

16. Income Tax

   The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                     ------------------------
                                                      2013    2012     2011
  -                                                  ------ -------- --------
                                                          (In millions)
  Current:
   Federal.......................................... $  789 $    675 $    551
   State and local..................................      2        2        2
   Foreign..........................................    176      176      116
                                                     ------ -------- --------
     Subtotal.......................................    967      853      669
                                                     ------ -------- --------
  Deferred:
   Federal..........................................  (411)      346      769
   Foreign..........................................    125    (144)       22
                                                     ------ -------- --------
     Subtotal.......................................  (286)      202      791
                                                     ------ -------- --------
       Provision for income tax expense (benefit)... $  681 $  1,055 $  1,460
                                                     ====== ======== ========

   The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                 Years Ended December 31,
                                                --------------------------
                                                  2013     2012     2011
                                                -------- -------- --------
                                                      (In millions)
     Income (loss) from continuing operations:
      Domestic................................. $  2,540 $  3,153 $  4,291
      Foreign..................................      282      545      453
                                                -------- -------- --------
        Total.................................. $  2,822 $  3,698 $  4,744
                                                ======== ======== ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                  Years Ended December 31,
                                                  ------------------------
                                                   2013    2012     2011
                                                  ------ -------- --------
                                                       (In millions)
      Tax provision at U.S. statutory rate....... $  988 $  1,294 $  1,660
      Tax effect of:
       Dividend received deduction...............   (66)     (75)     (71)
       Tax-exempt income.........................   (42)     (43)     (31)
       Prior year tax............................     29       10       10
       Low income housing tax credits............  (190)    (142)     (97)
       Other tax credits.........................   (44)     (18)     (22)
       Foreign tax rate differential.............      2        3        2
       Change in valuation allowance.............    (4)       13       --
       Other, net................................      8       13        9
                                                  ------ -------- --------
      Provision for income tax expense (benefit). $  681 $  1,055 $  1,460
                                                  ====== ======== ========

   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                      ---------------------
                                                         2013       2012
                                                      ---------- ----------
                                                          (In millions)
    Deferred income tax assets:
     Policyholder liabilities and receivables........ $    1,823 $    2,495
     Net operating loss carryforwards................         64         35
     Employee benefits...............................        649      1,075
     Capital loss carryforwards......................         14         17
     Tax credit carryforwards........................        909        372
     Litigation-related and government mandated......        223        175
     Other...........................................        349        198
                                                      ---------- ----------
       Total gross deferred income tax assets........      4,031      4,367
     Less: Valuation allowance.......................         72         52
                                                      ---------- ----------
       Total net deferred income tax assets..........      3,959      4,315
                                                      ---------- ----------
    Deferred income tax liabilities:
     Investments, including derivatives..............      2,021      2,283
     DAC and VOBA....................................      1,677      1,629
     Net unrealized investment gains.................      2,019      3,412
     Other...........................................         27         27
                                                      ---------- ----------
       Total deferred income tax liabilities.........      5,744      7,351
                                                      ---------- ----------
         Net deferred income tax asset (liability)... $  (1,785) $  (3,036)
                                                      ========== ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)


   The following table sets forth the domestic, state, and foreign net operating and capital loss carryforwards for tax purposes at December 31, 2013.

                   Net Operating Loss                 Capital Loss
                      Carryforwards                   Carryforwards
             ------------------------------- -------------------------------
                Amount        Expiration        Amount        Expiration
             ------------- ----------------- ------------- -----------------
             (In millions)                   (In millions)
   Domestic.   $      46   Beginning in 2018   $      --   N/A
   State....   $     150   N/A                 $      --   N/A
   Foreign..   $      69   Beginning in 2027   $      40   Beginning in 2014

   Foreign tax credit carryforwards of $357 million at December 31, 2013 will expire beginning in 2021. General business credits of $552 million will expire beginning in 2030.

   The Company has recorded valuation allowance decreases related to tax expense of $1 million related to certain state and foreign net operating loss carryforwards, $3 million related to certain foreign capital loss carryforwards, and charges of $24 million related to certain other deferred tax assets. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating and capital loss carryforwards and certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

   The Company participates in a tax sharing agreement with MetLife, Inc. as described in Note 1. Pursuant to this tax sharing agreement, the amount due to affiliates included $157 million for the year ended December 31, 2013. The amounts due from affiliates included $14 million and $34 million for the years ended December 31, 2012 and 2011, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations in major taxing jurisdictions for years prior to 2003, except for 2000 through 2002 where the IRS has disallowed certain tax credits claimed and the Company continues to protest. The IRS audit cycle for the years 2003 through 2006, which began in April 2010, is expected to conclude in 2014.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                           Years Ended December 31,
                                                                          --------------------------
                                                                            2013     2012     2011
                                                                          -------- -------- --------
                                                                                (In millions)
Balance at January 1,.................................................... $    532 $    525 $    499
Additions for tax positions of prior years...............................       50       27       26
Reductions for tax positions of prior years..............................      (4)      (5)       --
Additions for tax positions of current year..............................        3       --        1
Reductions for tax positions of current year.............................       --       --      (1)
Settlements with tax authorities.........................................     (49)     (15)       --
                                                                          -------- -------- --------
Balance at December 31,.................................................. $    532 $    532 $    525
                                                                          ======== ======== ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    491 $    466 $    459
                                                                          ======== ======== ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                                  Years Ended December 31,
                                                                  ----------------------
                                                                   2013      2012   2011
                                                                  -------   ------ -------
                                                                      (In millions)
Interest recognized in the consolidated statements of operations. $    17   $    8 $    27

                                                                             December 31,
                                                                            --------------
                                                                             2013   2012
                                                                            ------ -------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets.. $  228 $   211

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $53 million and $70 million, respectively, related to the separate account DRD. The 2013 benefit included an expense of $7 million related to a true-up of the 2012 tax return. The 2012 benefit included a benefit of $2 million related to a true-up of the 2011 tax return.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


17. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2013. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

  Matters as to Which an Estimate Can Be Made

    For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2013, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $360 million.

  Matters as to Which an Estimate Cannot Be Made

    For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Asbestos-Related Claims

    Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

    Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that: (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs;
  (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


   The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                        December 31,
                                                --------------------------------------
                                                  2013         2012         2011
                                                 ---------    ---------    ---------
                                                (In millions, except number of claims)
   Asbestos personal injury claims at year end.    67,983       65,812       66,747
   Number of new claims during the year........     5,898        5,303        4,972
   Settlement payments during the year (1)..... $    37.0    $    36.4    $    34.2

--------

(1)Settlement payments represent payments made by MLIC during the year in connection with settlements made in that year and in prior years. Amounts do not include MLIC's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

   The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

   The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

   The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

   The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

 asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and
 (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

   Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. Based upon its reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2013. The frequency of severe claims relating to asbestos has not declined as expected, and Metropolitan Life Insurance Company has reflected this in its provisions. Accordingly, Metropolitan Life Insurance Company increased its recorded liability for asbestos related claims from $417 million to $572 million at December 31, 2013.

  Regulatory Matters

    The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the U.S. Securities and Exchange Commission ("SEC") ; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA") seeking a broad range of information. The issues involved in information requests and regulatory matters vary widely. The Company cooperates in these inquiries.

   In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County, Florida

    In July 2010, the Environmental Protection Agency ("EPA") advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved at that time. The EPA is requesting payment of an amount under $1 million from Metropolitan Life Insurance Company and such third party for past costs and an additional amount for future environmental testing costs at the Chemform Site. In June 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party have agreed to be responsible for certain environmental testing at the Chemform site. The Company estimates that its costs for the environmental testing will not exceed $100,000. The June 2012 Administrative Order on Consent does not resolve the EPA's claim for past clean-up costs. The EPA may seek additional costs if the environmental testing identifies issues. The Company estimates that the aggregate cost to resolve this matter will not exceed $1 million.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


   Metco Site, Hicksville, Nassau County, New York

    On February 22, 2012, the New York State Department of Environmental Conservation ("Department of Environmental Conservation") issued a notice to Metropolitan Life Insurance Company, as purported successor in interest to New England Mutual, that it is a potentially responsible party with respect to hazardous substances and hazardous waste located on a property that New England Mutual owned for a time in 1978. Metropolitan Life Insurance Company has responded to the Department of Environmental Conservation and asserted that it is not a potentially responsible party under the law.

   Sales Practices Regulatory Matters.

    Regulatory authorities in a small number of states and FINRA, and occasionally the SEC, have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company, NELICO, GALIC, and broker dealer New England Securities Corporation. These investigations often focus on the conduct of particular financial services representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for these sales practices-related investigations or inquiries.

  Unclaimed Property Litigation and Inquiries

    In 2012, MetLife, Inc., for itself and on behalf of entities including Metropolitan Life Insurance Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife, Inc. and certain of its affiliates, including Metropolitan Life Insurance Company, for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. In the first quarter of 2012, the Company recorded a $47 million after tax charge for the multistate examination payment and the expected acceleration of benefit payments to policyholders under the settlements. On September 20, 2012, the West Virginia Treasurer filed an action against Metropolitan Life Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. Metropolitan Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-295) alleging that Metropolitan Life Insurance Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On
  November 21, 2012 and January 9, 2013, the Treasurer filed substantially identical suits against NELICO and GALIC, respectively. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has filed a notice to appeal the dismissal order. At least one other jurisdiction is pursuing a market conduct examination concerning compliance with unclaimed property statutes. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


  Total Asset Recovery Services, LLC on behalf of the State of Florida v. MetLife, Inc., et. al. (Cir. Ct. Leon County, FL, filed October 27, 2010)

    Alleging that MetLife, Inc. and another company have violated the Florida Disposition of Unclaimed Property law by failing to escheat to Florida benefits of 9,022 life insurance contracts, Total Asset Recovery Services, LLC ("the Relator") has brought an action under the Florida False Claims Act seeking to recover damages on behalf of Florida. The action had been sealed by court order until December 17, 2012. The Relator alleges that the aggregate damages attributable to MetLife, Inc., including statutory damages and treble damages, are $767 million. The Relator also bases its damage calculation in part on its assumption that the average face amount of the subject policies is $120,000. MetLife, Inc. strongly disputes this assumption, the Relator's alleged damages amounts, and other allegations in the complaint. On December 14, 2012, the Florida Attorney General apprised the court that the State of Florida declined to intervene in the action and noted that the allegations in the complaint ". . . are very similar (if not identical) to those raised in regulatory investigations of the defendants that predated the filing of the action" and that those regulatory investigations have been resolved. On August 20, 2013, the court granted defendants' motion to dismiss the action. The Relator has appealed the dismissal.

  Total Control Accounts Litigation

    Metropolitan Life Insurance Company is a defendant in a consolidated lawsuit related to its use of retained asset accounts, known as Total Control Accounts ("TCA"), as a settlement option for death benefits.

  Keife, et al. v. Metropolitan Life Insurance Company (D. Nev., filed in state court on July 30, 2010 and removed to federal court on September 7, 2010); and Simon v. Metropolitan Life Insurance Company (D. Nev., filed November 3,
  2011)

    These putative class action lawsuits, which have been consolidated, raise breach of contract claims arising from Metropolitan Life Insurance Company's use of the TCA to pay life insurance benefits under the Federal Employees' Group Life Insurance program. On March 8, 2013, the court granted Metropolitan Life Insurance Company's motion for summary judgment. Plaintiffs have appealed that decision to the United States Court of Appeals for the Ninth Circuit.

  Other Litigation

  Merrill Haviland, et al. v. Metropolitan Life Insurance Company (E.D. Mich., removed to federal court on July 22, 2011)

    This lawsuit was filed by 45 retired General Motors ("GM") employees against Metropolitan Life Insurance Company and the amended complaint includes claims for conversion, unjust enrichment, breach of contract, fraud, intentional infliction of emotional distress, fraudulent insurance acts, unfair trade practices, and ERISA claims based upon GM's 2009 reduction of the employees' life insurance coverage under GM's ERISA-governed plan. The complaint includes a count seeking class action status. Metropolitan Life Insurance Company is the insurer of GM's group life insurance plan and administers claims under the plan. According to the complaint, Metropolitan Life Insurance Company had previously provided plaintiffs with a "written guarantee" that their life insurance benefits under the GM plan would not be reduced for the rest of

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  their lives. On June 26, 2012, the district court granted Metropolitan Life Insurance Company's motion to dismiss the complaint. Plaintiffs appealed and the United States Court of Appeals for the Sixth Circuit affirmed the dismissal of the action on September 12, 2013.

  McGuire v. Metropolitan Life Insurance Company (E.D. Mich., filed February 22, 2012)

    This lawsuit was filed by the fiduciary for the Union Carbide Employees' Pension Plan and alleges that Metropolitan Life Insurance Company, which issued annuity contracts to fund some of the benefits the Plan provides, engaged in transactions that ERISA prohibits and violated duties under ERISA and federal common law by determining that no dividends were payable with respect to the contracts from and after 1999. On September 26, 2012, the court denied Metropolitan Life Insurance Company's motion to dismiss the complaint. The trial has been scheduled for June 2014.

  Sun Life Assurance Company of Canada Indemnity Claim

    In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company and that have been transferred to Sun Life. Sun Life had asked that the court require Metropolitan Life Insurance Company to indemnify Sun Life for these claims pursuant to indemnity provisions in the sale agreement for the sale of Metropolitan Life Insurance Company's Canadian operations entered into in June of 1998. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. Both parties appealed but subsequently agreed to withdraw the appeal and consider the indemnity claim through arbitration. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto, Fehr v. Sun Life Assurance Co. (Super. Ct., Ontario, September 2010), alleging sales practices claims regarding the same individual policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. An amended class action complaint in that case was served on Sun Life, again without naming Metropolitan Life Insurance Company as a party. On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Vancouver, Alamwala v. Sun Life Assurance Co. (Sup. Ct., British Columbia, August 2011), alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. These sales practices cases against Sun Life are ongoing and the Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

  C-Mart, Inc. v. Metropolitan Life Ins. Co., et al. (S.D. Fla., January 10,
  2013). Cadenasso v. Metropolitan Life Insurance Co., et al. (N.D. Cal., November 26, 2013).

    Plaintiffs filed these lawsuits against defendants, including Metropolitan Life Insurance Company and a former MetLife financial services representative, alleging that the defendants sent unsolicited fax advertisements to plaintiff and others in violation of the Telephone Consumer Protection Act, as amended by the Junk Fax Prevention Act, 47 U.S.C. (S) 227 ("TCPA"). In the C-Mart case, the court granted plaintiff's

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  motion to certify a class of approximately 36,000 persons in Missouri who, during the period of August 7, 2012 through September 6, 2012, were allegedly sent an unsolicited fax in violation of the TCPA. Trial is set for May 2014. In the Cadenasso case, plaintiff seeks certification of a nationwide class of persons (except for Missouri residents) who were allegedly sent millions of unsolicited faxes in violation of the TCPA. In both cases, plaintiffs seek an award of statutory damages under the TCPA in the amount of $500 for each violation and to have such damages trebled.

  Sales Practices Claims

    Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

    Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2013    2012
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    46 $    85
  Premium tax offsets currently available for paid assessments.      54      12
                                                                ------- -------
                                                                $   100 $    97
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    67 $   136
                                                                ======= =======

   On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan involves the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also provides additional industry support for certain ELNY policyholders. The Company recorded a net charge (benefit) of ($23) million, $22 million and $21 million, net of income tax, during the years ended December 31, 2013, 2012 and 2011, respectively, related to ELNY.

Commitments

  Leases

    The Company, as lessee, has entered into various lease and sublease agreements for office space, information technology and other equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                          Amount
                                       -------------
                                       (In millions)
                           2014.......   $    232
                           2015.......        204
                           2016.......        171
                           2017.......        128
                           2018.......        114
                           Thereafter.        757
                                         --------
                           Total......   $  1,606
                                         ========

    Total minimum rentals to be received in the future under non-cancelable subleases are $131 million as of December 31, 2013.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


 Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $2.7 billion and $2.2 billion at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.1 billion and $2.7 billion at December 31, 2013 and 2012, respectively.

 Commitments to Fund Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

   The Company commits to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $687 million and $971 million at December 31, 2013 and 2012, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.0 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $3 million and $4 million at December 31, 2013 and 2012, respectively, for indemnities, guarantees and commitments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


18. Quarterly Results of Operations (Unaudited)

  The unaudited quarterly results of operations for 2013 and 2012 are summarized in the table below:

                                                                               Three Months Ended
                                                                  ---------------------------------------------
                                                                  March 31, June 30, September 30, December 31,
                                                                  --------- -------- ------------- ------------
                                                                                  (In millions)
2013:
Total revenues................................................... $  8,766  $  8,632   $  8,018      $  9,884
Total expenses................................................... $  7,843  $  7,771   $  7,758      $  9,106
Income (loss) from continuing operations, net of income tax...... $    673  $    646   $    242      $    580
Income (loss) from discontinued operations, net of income tax.... $     --  $     --   $     --      $      1
Net income (loss)................................................ $    673  $    646   $    242      $    581
Less: Net income (loss) attributable to noncontrolling interests. $    (1)  $      3   $    (5)      $    (4)
Net income (loss) attributable to Metropolitan Life
  Insurance Company.............................................. $    674  $    643   $    247      $    585
2012:
Total revenues................................................... $  7,635  $ 10,048   $  8,159      $ 10,204
Total expenses................................................... $  7,502  $  7,656   $  7,639      $  9,551
Income (loss) from continuing operations, net of income tax...... $    139  $  1,605   $    396      $    503
Income (loss) from discontinued operations, net of income tax.... $     14  $      3   $     --      $     23
Net income (loss)................................................ $    153  $  1,608   $    396      $    526
Less: Net income (loss) attributable to noncontrolling interests. $     --  $      4   $    (6)      $      4
Net income (loss) attributable to Metropolitan Life
  Insurance Company.............................................. $    153  $  1,604   $    402      $    522

19. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.4 billion, $2.6 billion and $2.8 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements recorded in universal life and investment-type product policy fees were $127 million, $108 million and $94 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements recorded in other revenues were $142 million, $113 million and $46 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.4 billion, $1.6 billion and $1.6 billion for the years ended December 31, 2013, 2012 and 2011, respectively, and were reimbursed to the Company by these affiliates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

19. Related Party Transactions (continued)


  The Company had net payables to affiliates, related to the items discussed above, of $327 million and $346 million at December 31, 2013 and 2012, respectively.

  See Notes 6, 8 and 12 for additional information on related party transactions.

20. Subsequent Events

  In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged are MICC, MLI-USA and MLIIC, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter, a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013, resulting in a redistribution of assets held in trust and the cancellation of outstanding letters of credit which were no longer required. Effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MICC withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MICC reinsured with Metropolitan Life Insurance Company all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, Metropolitan Life Insurance Company recorded a funds withheld asset, included in other invested assets, of $100 million, a deposit liability, included in other liabilities, of $448 million, an assumed reserve, included in policyholder account balances, of $100 million, and received cash and investments of $448 million from MICC. On December 31, 2013, MICC deposited qualifying investments into a custodial account, which became restricted to secure MICC's remaining New York policyholder liabilities not covered by such reinsurance on January 1, 2014. In anticipation of establishing this custodial account with qualifying investments, Metropolitan Life Insurance Company transferred investments with an estimated fair value of $751 million to MICC and received from MICC qualifying investments with an estimated fair value of $739 million and cash of $12 million in the fourth quarter of 2013. See Note 8. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

  At December 31, 2013, the Company consolidated the MetLife Core Property Fund, a newly formed open ended core real estate fund. As a result of the quarterly reassessment in the first quarter of 2014, it was determined that the MetLife Core Property Fund no longer meets the requirements of a consolidated VIE; accordingly, it will be deconsolidated effective March 31, 2014. See Note 8.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2013
                                 (In millions)

                                                                                  Amount at
                                                   Cost or       Estimated Fair Which Shown on
Types of Investments                          Amortized Cost (1)     Value      Balance Sheet
--------------------                          ------------------ -------------- --------------
Fixed maturity securities:
Bonds:
Foreign government securities................    $      3,040     $      3,530   $      3,530
U.S. Treasury and agency securities..........          29,508           30,544         30,544
Public utilities.............................          14,765           16,267         16,267
State and political subdivision securities...           5,386            5,777          5,777
All other corporate bonds....................          71,126           75,299         75,299
                                                 ------------     ------------   ------------
Total bonds..................................         123,825          131,417        131,417
Mortgage-backed and asset-backed securities..          40,111           40,910         40,910
Redeemable preferred stock...................           1,435            1,419          1,419
                                                 ------------     ------------   ------------
Total fixed maturity securities..............         165,371          173,746        173,746
                                                 ------------     ------------   ------------
Trading and fair value option securities.....             718              723            723
                                                 ------------     ------------   ------------
Equity securities:
Common stock:
Industrial, miscellaneous and all other......           1,070            1,164          1,164
Non-redeemable preferred stock...............             743              728            728
                                                 ------------     ------------   ------------
Total equity securities......................           1,813            1,892          1,892
                                                 ------------     ------------   ------------
Mortgage loans:
Held-for-investment..........................          46,021                          46,021
Held-for-sale................................               3                               3
                                                 ------------                    ------------
Mortgage loans, net..........................          46,024                          46,024
                                                 ------------                    ------------
Policy loans.................................           8,421                           8,421
Real estate and real estate joint ventures...           7,449                           7,449
Real estate acquired in satisfaction of debt.             349                             349
Other limited partnership interests..........           4,716                           4,716
Short-term investments.......................           5,962                           5,962
Other invested assets........................          10,589                          10,589
                                                 ------------                    ------------
Total investments............................    $    251,412                    $    259,871
                                                 ============                    ============

--------

(1)The Company's trading and fair value option securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds and, to a lesser extent, short-term investments and cash and cash equivalents. Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                              Future Policy Benefits,
                               Other Policy-Related
                       DAC         Balances and       Policyholder Policyholder
                       and     Policyholder Dividend    Account     Dividends       Unearned       Unearned
Segment                VOBA         Obligation          Balances     Payable    Premiums (1), (2) Revenue (1)
-------              -------- ----------------------- ------------ ------------ ----------------- -----------
2013
Retail.............. $  5,990       $   62,912         $  30,434      $  601         $   36         $  507
Group, Voluntary &
  Worksite Benefits.      333           19,460             8,575          --            236             --
Corporate Benefit
  Funding...........       93           36,452            53,489          --             --             31
Corporate & Other...       --              581                --          --              1             --
                     --------       ----------         ---------      ------         ------         ------
Total............... $  6,416       $  119,405         $  92,498      $  601         $  273         $  538
                     ========       ==========         =========      ======         ======         ======
2012
Retail.............. $  5,407       $   64,757         $  31,393      $  610         $   36         $  539
Group, Voluntary &
  Worksite Benefits.      337           19,599             8,918          --            248             --
Corporate Benefit
  Funding...........       88           38,645            54,406          --             --             38
Corporate & Other...       --              476                (1)         --             --             --
                     --------       ----------         ---------      ------         ------         ------
Total............... $  5,832       $  123,477         $  94,716      $  610         $  284         $  577
                     ========       ==========         =========      ======         ======         ======
2011
Retail.............. $  5,921       $   63,460         $  31,811      $  659         $   38         $  556
Group, Voluntary &
  Worksite Benefits.      342           18,207             9,273          --            226             --
Corporate Benefit
  Funding...........       76           36,004            47,748          --             --             47
Corporate & Other...        2              457                24          --             --             --
                     --------       ----------         ---------      ------         ------         ------
Total............... $  6,341       $  118,128         $  88,856      $  659         $  264         $  603
                     ========       ==========         =========      ======         ======         ======

--------

(1)Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2)Includes premiums received in advance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Schedule III -- (Continued)
               Consolidated Supplementary Insurance Information
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                                              Policyholder
                                                              Benefits and
                                       Premium                 Claims and     Amortization of
                                       Revenue      Net     Interest Credited  DAC and VOBA      Other
                                      and Policy Investment  to Policyholder    Charged to     Operating
Segment                                Charges     Income   Account Balances  Other Expenses  Expenses (1)
-------                               ---------- ---------- ----------------- --------------- ------------
2013
Retail............................... $   5,456  $   5,067      $   6,059         $  217        $  2,971
Group, Voluntary & Worksite Benefits.    14,420      1,618         13,346             25           1,970
Corporate Benefit Funding............     2,886      4,680          5,813             19             474
Corporate & Other....................        76        420             67             --           1,517
                                      ---------  ---------      ---------         ------        --------
Total................................ $  22,838  $  11,785      $  25,285         $  261        $  6,932
                                      =========  =========      =========         ======        ========
2012
Retail............................... $   5,379  $   5,113      $   6,121         $  948        $  3,067
Group, Voluntary & Worksite Benefits.    13,937      1,540         12,747             29           1,878
Corporate Benefit Funding............     2,802      4,636          5,792             12             421
Corporate & Other....................         1        563             (1)             2           1,332
                                      ---------  ---------      ---------         ------        --------
Total................................ $  22,119  $  11,852      $  24,659         $  991        $  6,698
                                      =========  =========      =========         ======        ========
2011
Retail............................... $   5,397  $   5,183      $   6,099         $  765        $  3,302
Group, Voluntary & Worksite Benefits.    13,117      1,545         12,058             95           1,753
Corporate Benefit Funding............     1,975      4,478          4,892             14             461
Corporate & Other....................         1        409              4              1           1,435
                                      ---------  ---------      ---------         ------        --------
Total................................ $  20,490  $  11,615      $  23,053         $  875        $  6,951
                                      =========  =========      =========         ======        ========

--------

(1)Includes other expenses and policyholder dividends, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                                                                  % Amount
                               Gross Amount   Ceded     Assumed    Net Amount  Assumed to Net
                               ------------ ---------- ---------- ------------ --------------
2013
Life insurance in-force....... $  2,940,853 $  401,576 $  844,946 $  3,384,223      25.0%
                               ============ ========== ========== ============
Insurance premium
Life insurance................ $     13,820 $    1,187 $    1,423 $     14,056      10.1%
Accident and health insurance.        6,470         97         46        6,419       0.7%
                               ------------ ---------- ---------- ------------
Total insurance premium....... $     20,290 $    1,284 $    1,469 $     20,475       7.2%
                               ============ ========== ========== ============
2012
Life insurance in-force....... $  2,914,815 $  417,026 $  785,391 $  3,283,180      23.9%
                               ============ ========== ========== ============
Insurance premium
Life insurance................ $     18,982 $      756 $      794 $     19,020       4.2%
Accident and health insurance.          839        535        556          860      64.6%
                               ------------ ---------- ---------- ------------
Total insurance premium....... $     19,821 $    1,291 $    1,350 $     19,880       6.8%
                               ============ ========== ========== ============
2011
Life insurance in-force....... $  2,883,535 $  436,286 $  766,216 $  3,213,465      23.8%
                               ============ ========== ========== ============
Insurance premium
Life insurance................ $     17,572 $      862 $      694 $     17,404       4.0%
Accident and health insurance.          863        525        546          884      61.8%
                               ------------ ---------- ---------- ------------
Total insurance premium....... $     18,435 $    1,387 $    1,240 $     18,288       6.8%
                               ============ ========== ========== ============

  For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $26.1 billion and $259.6 billion, respectively, and life insurance premiums of $45 million and $451 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $27.4 billion and $230.6 billion, respectively, and life insurance premiums of $54 million and $319 million, respectively. For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $28.7 billion and $189.6 billion, respectively, and life insurance premiums of $51 million and $169 million, respectively.

  Previously reported life insurance in-force amounts for reinsurance ceded for the years ended December 31, 2012 and 2011 have been reduced by $1,551.9 billion and $1,427.0 billion, respectively, to remove the effects of transactions with a subsidiary for life insurance in-force and certain reinsurance agreements recorded using the deposit method of accounting. The related 2012 and 2011 net amounts illustrated in the table above have also been amended by the same amounts. The Company believes the effects of these reductions are immaterial to the prior periods.

                                    PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


     (a) The financial statements and financial highlights comprising each of the Investment Divisions of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of the Separate Account include:



         (1) Statements of Assets and Liabilities as of December 31, 2013

         (2) Statements of Operations for the year ended December 31, 2013

         (3) Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012



         (4) Notes to the Financial Statements

     (b) The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries and report of Independent Registered Public Accounting Firm, are included in the Statement of Additional Information. The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries include:



         (1) Consolidated Balance Sheets as of December 31, 2013 and 2012

         (2) Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011

         (3) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011

         (4) Consolidated Statements of Equity for the years ended December 31, 2013, 2012 and 2011



         (5) Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011

         (6) Notes to the Consolidated Financial Statements

     (B) EXHIBITS

     (1)         -- Resolution of the Board of Directors of Metropolitan Life
                    establishing Separate Account E.(1)
     (2)         -- Not applicable.

     (3)(a)      -- Principal Underwriting Agreement with MetLife Investors
                    Distribution Company (18)
        (b)      -- Form of Metropolitan Life Insurance Company Sales
                    Agreement.(13)
        (b)(i)   -- Form of Retail Sales Agreement (MLIDC Retail Sales
                    Agreement 7-1-05)(LTC). (13)
           (ii) -- Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement). (21)

           (iii) -- Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement). (26)

        (c)      -- Participation Agreement--New England Zenith Fund. (3)
        (d)      -- Participation Agreement--American Funds Insurance Series.
                    (2)

        (d)(i)   -- Participation Agreement--American Funds Insurance Series -
                    Summary (22)

        (e)      -- Participation Agreement--Met Investors Series Trust. (4)
     (3)(e)(i)      First Amendment to the Participation Agreement. (23)
     (3)(e)(ii)     Second Amendment to the Participation Agreement. (23)
     (3)(e)(iii) Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (24)
        (f)      -- Participation Agreement--Metropolitan Series Fund. (16)
     (3)(f)(i) Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010.
                    (24)

     (4)         -- Form of Deferred Annuity Contract. (2)
        (a)      -- ROTH Individual Retirement Annuity Endorsement--Form ML-
                    446.2 (9/02). (5)
        (b)      -- 401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02). (5)
        (c)      -- Individual Retirement Annuity Endorsement. Form ML-408.2
                    (9/02). (6)
        (d)      -- SIMPLE Individual Retirement Annuity Endorsement.
                    Form: ML-439.1 (9/02). (5)
        (e)      -- Tax Sheltered Annuity Endorsement. Form ML-398.2 (9/02). (5)
        (f)      -- Guaranteed Minimum Income Benefit Rider--Living Benefit
                    ML-560-1 (03/03). (10)
        (g)      -- Guaranteed Withdrawal Benefit Rider. (9)
        (h)      -- Guaranteed Minimum Income Benefit Form ML-560-2 (5/05). (6)
        (i)      -- Enhanced Dollar Cost Averaging Rider Form ML-510-1 (5/05).
                    (6)
         (j)     -- Non-Qualified Annuity Endorsement Form ML-NQ (11/04)-I. (9)
        (k)      -- Guaranteed Withdrawal Benefit Endorsement. Form ML-GWB
                    (11/05) E. (10)
        (l)      -- Designated Beneficiary Non-Qualified Annuity Endorsement.
                    Form ML-NQ (11/05)-I. (10)
        (m)      -- Guaranteed Minimum Accumulation Benefit Rider. Form ML-670-1
                    (11/05). (10)
        (n)      -- Guaranteed Withdrawal Benefit Rider. Form ML-670-2 (11/05)
                    (Enhanced). (10)
        (o)      -- Lifetime Withdrawal Guarantee Benefit Rider. Form
                    MLI-690-1.24 (7/04). (12)
           (i) -- Lifetime Withdrawal Guarantee Benefit Rider - Specifications Form 8028-4 (11/05). (12)
        (p)      -- Lifetime Guaranteed Withdrawal Benefit Rider ML-690-4
                    (4/08). (17)
           (i) -- Lifetime Guaranteed Withdrawal Benefit - Contract Schedule (ML-ELGWB (4-08)). (14)
        (q)      -- Guaranteed Minimum Income Benefit Rider - Living Benefit -
                    ML-560-4 (4/08). (17)
           (i) -- Guaranteed Minimum Income Benefit - Contract Schedule (ML-EGMIB(4-08)). (14)
        (r)      -- Guaranteed Minimum Death Benefit (GMDB)Rider ML-640-1
                    (4/08). (17)
           (i) -- Guaranteed Minimum Death Benefit - Contract Schedule (ML-EDB(4-08)). (14)
     (5)         -- Application Form for the Deferred Annuity. (2)
     (5)(a)      -- Variable Annuity Application Preference Plus Select(R) PPS
                    APP (06/06)LWG (04/07) with Arizona Free Look and:
                    . Required Information PPS ADMIN (04/07) eF
                    . Statement of Client Information SOCI-VA (04/07) eF
                    . Compensation Disclosure Notice MPL 1651-000 COMPDISC-ADG
                      (08/06) eF
                    . Customer Privacy Notice ANN CPN(01/05) eF
                    . Opting Out of Information Sharing ANN OPT OUT (01/05)
                      eF. (15)
      (5)(b)     -- Variable Annuity Application Preference Plus Select(R)
                    Form PPS APP (04/08) GMDB (04/08). (19)
      (6)(a)     -- Amended and Restated Charter of Metropolitan Life.(4)
         (b)     -- Amended and Restated By-Laws of Metropolitan Life.(8)
      (7)        -- Automatic Reinsurance Agreement between Metropolitian
                    Life Insurance Company and Exeter Reassurance Company, LTD. effective December 1, 2004. Agreement No. 17258. (14)
                    i.     Amendment No. 1 as of May 1, 2005. (14)
                    ii.    Amendment No. 2 as of November 1, 2005 (14)
                    iii.   Amendment No. 3 as of June 12, 2006 (14)
                    iv.    Amendment No. 4 as of February 26, 2007 (14)
                    v.     Amendment No. 5 as of June 30, 2007 (14)
                    vi.    Amendment No. 6 as of July 16, 2007 (14)
                    vii.   Amendment No. 7, as of April 28, 2008 (25)
                    viii.  Amendment No. 8, as of July 1, 2008 (25)
                    ix.    Amendment No. 9 as of July 14, 2008 (25)
                    x. Amendment No. 10 dated October 10, 2008, as of November 10, 2008 (25)
                    xi.    Amendment no. 11 as of February 20, 2009 (25)
                    xii.   Amendment No. 12 as of May 4, 2009 (25)
                    xiii.  Amendment No. 13 as of July 10, 2009 (25)
                    xiv.   Amendment No. 14 as of July 19, 2010 (25)
                    xv.    Amendment No. 15 as of December 31, 2010 (25)
                    xvi.   Amendment No. 16 as of April 29, 2011 (25)


                    xvii.  Amendment No. 17 as of October 10, 2011 (25)

                    xviii. Amendment No. 18 as of April 1, 2012 (27)
                    xix.   Amendment No. 19 as of September 30, 2012 (27)
                    xx.    Amendment No. 20 as of July 1, 2012 (27)
                    xxi.   Amendment No. 21 as of February 4, 2013 (31)
                    xxii.  Amendment No. 22 as of April 29, 2013 (31)


     (8)         -- Not applicable.
     (9)         -- Opinion and consent of counsel as to the legality of the securities being registered.(2)


    (10)         -- Consent of Independent Registered Public Accounting
                    Firm. (30)


    (11)         -- Not applicable.
    (12)         -- Not applicable.


    (13)         -- Powers of Attorney. (20)(28)(29)

------------------

1. Filed with Post-Effective Amendment No. 19 to Registration Statement
   No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.

2. Filed with Pre-Effective Amendment No.1 to this Registration Statement on August 3, 2001.

3. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.

4. Filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.

5. Filed with Post-Effective Amendment No. 2 to this Registration Statement on April 10, 2003.


6. Filed with Post-Effective Amendment No. 7 to this Registration Statement on April 8, 2005.

7. Filed with Post-Effective Amendment No. 4 to this Registration Statement on April 20, 2004.

8. Filed with Amendment No. 16 to this Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on January 16, 2008.

9. Filed with Post-Effective Amendment No. 6 to this Registration Statement on May 18, 2004.

10. Filed with Post-Effective Amendment No. 8 to this Registration Statement on July 29, 2005.

11. Filed with Post-Effective Amendment No. 9 to this Registration Statement on October 14, 2005.

12. Filed with Post-Effective Amendment No. 12 to this Registration Statement on April 5, 2006.


13. Filed with Post-Effective Amendment No. 30 to Registration Statement Number 002-90380/811-4001 on for Metropolitan Life Insurance Company on Form N-4 on October 22, 2003. As incorporated herein by reference.


14. Filed with Post-Effective Amendment No. 18 to this Registration Statement on March 31, 2008.

15. Filed with Post Effective Amendment No. 15 to this Registration Statement on July 12, 2007.

16. Filed with Post-Effective Amendment No. 9 to Registration Statement 333-83716/811-4001 for Metropolitan Life Separate Account E on September 10, 2007. As incorporated herein by reference.

17. Filed with Post-Effective Amendment No. 17 to this Registration Statement on January 17, 2008.

18. Filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-133675/811-07534 for Paragon Separate Account B on Form N-6 on February 6, 2008. As incorporated herein by reference.

19. Filed with Post-Effective Amendment No. 19 to this Registration Statement on April 17, 2008.


20. Filed with Post-Effective Amendment No. 24 to this Registration Statement on April 17, 2012. Powers of Attorney for Lulu C. Wang, Catherine R. Kinney, Alfred F. Kelly, Jr., Peter M. Carlson, Sylvia Mathews Burwell,
    Cheryl W. Grise, R. Glenn Hubbard, Steven A. Kandarian, John M. Keane,
    James M. Kilts, Hugh B. Price and Kenton J. Sicchitano.


21. Filed with Post-Effective Amendment No. 14 to Registration Statement File No. 333 83716 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2010. As incorporated herein by reference.

22. Filed with Post Effective Amendment No. 15 to Registration Statement File No. 333-83716 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2011. As incorporated herein by reference.

23. Filed with Post-Effective Amendment No. 2 to Registration Statement
    File No. 333-153109/811-04001 for Metropolitan Life Separate Account E on Form N-4 on June 26, 2009. As incorporated herein by reference.

24. Filed with Post-Effective Amendment No. 16 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.

25. Filed with Post-Effective Amendment No. 3 to Registration Statement
    File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.


26. Filed with Post-Effective Amendment No. 17 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 11, 2013. As incorporated herein by reference.

27. Filed with Post-Effective Amendment No. 12 to Registration Statement
    File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 11, 2013. As incorporated herein by reference.


28. Filed with Post-Effective Amendment No. 25 to this Registration Statement on April 16, 2013.

29. Filed herewith, Powers of Attorney for Steven A. Kandarian, Carlos M. Gutierrez, Cheryl W. Grise, R. Glenn Hubbard, John M. Keane, Alfred F. Kelly, Jr., William E. Kennard, James M. Kilts, Catherine R. Kinney, Hugh B. Price, Kenton J. Sicchitano, Lulu C. Wang, Peter M. Carlson, Denise M. Morrison and John C.R. Hele.

30. Filed herewith.

31. Filed with Post-Effective Amendment No. 13 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on
    Form N-4 on April 10, 2014. As  incorporated herein by reference.

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR



NAME, PRINCIPAL OCCUPATION AND BUSINESS ADDRESS   POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------------------   -----------------------------------
Steven A. Kandarian                               Director, Chairman, President
Metlife, Inc and Metropolitan Life                and Chief Executive Officer
Insurance Company
1095 Avenue of the Americas
New York, NY 10036

Denise M. Morrison                                Director
President and Chief Executive Officer
Campbell Soup Company
One Campbell Place,
Camden, NJ 08103

Carlos M. Gutierrez                               Director
Vice Chairman, Albright Stonebridge Group
(ASG)
555 Thirteenth Street, N.W.
Suite 300 West
Washington, D.C. 20004

Cheryl W. Grise                                   Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166

R. Glenn Hubbard                                  Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall
3022 Broadway
New York, NY 10027-6902

John M. Keane                                     Director
Senior Partner
SCP Partners
2020 K St., N.W., Suite 300
Washington, DC 20006

Alfred F. Kelly, Jr.                              Director
CEO of the NY/NJ 2014 Super Bowl Host
Committee
MetLife Stadium
One MetLife Stadium Drive
East Rutherford, NJ 07073

William E. Kennard                                Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, New York 10166

James M. Kilts                                    Director
Founding Partner
Centerview Capital
Greenwich Office Park
2nd Floor
Greenwich, CT 06831

Catherine R. Kinney                               Director
MetLife, Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166

Hugh B. Price                                     Director
Senior Fellow
Brookings Institution
1775 Massachusetts Avenue, N.W.
Washington, DC 20036

Kenton J. Sicchitano                              Director
MetLife Inc. and Metropolitan Life
Insurance Company
200 Park Avenue
New York, NY 10166

Lulu C. Wang                                      Director
Chief Executive Officer
Tupelo Capital Management LLC
340 Madison Avenue, 19(th) Floor
New York, NY 10173


     Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166

NAME                       POSITION WITH METLIFE
------------------------   ---------------------------------------------------------
Steven A. Kandarian        Director, Chairman, President and Chief
                           Executive Officer

Christopher G. Townsend    President, Asia

Michel A. Khalaf           President, Europe/Middle East/Africa Division


William J. Wheeler         President, The Americas

John C.R. Hele             Executive Vice President and Chief Financial
                           Officer

Peter M. Carlson           Executive Vice President and Chief Accounting
                           Officer

Steven J. Goulart          Executive Vice President and Chief Investment
                           Officer

Ricardo A. Anzaldua        Executive Vice President and General Counsel

Frans Hijkoop              Executive Vice President and Chief Human
                           Resources Officer

Maria R. Morris            Executive Vice President, Global Employee
                           Benefits

Martin J. Lippert          Executive Vice President, Global Technology and
                           Operations

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.


        The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife, Inc. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2013

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2013. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by ITAS.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    MetLife Investors Insurance Company (MO)

J.    First MetLife Investors Insurance Company (NY)

K.    Newbury Insurance Company, Limited (DE)

L.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

M.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        e)    Bolpyr S.A. (Uruguay)

      17.   MetLife Asia Pacific Limited (Hong Kong)

N.    Metropolitan Life Insurance Company (MLIC) (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC (DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF in which MetLife Capital Limited Partnership has 100% beneficial interest.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 12.07% is owned by MetLife Investors USA Insurance Company, 15.17% is owned by MetLife Insurance Company of Connecticut and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinley Properties, LP (DE) - 99.9% LP interest of 1900 McKinley Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 16.9% by MetLife Investors USA Insurance Company and 12.071% by MetLife Insurance Company of Connecticut.

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i)   OFC REIT, LLC (DE)

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investors, LLC is owned by MLIC and 15% is owned by MICC.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MICC.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 5.762% by MLI USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MICC.

O.    MetLife Capital Trust IV (DE)

P. MetLife Insurance Company of Connecticut (MICC) (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (MLI USA) (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

Q.    MetLife Reinsurance Company of South Carolina (SC)

R.    MetLife Investment Management, LLC (DE)

      1.   MetLife International PE Fund I GP LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.5935% of the Limited Partnership interests of this entity is owned by MetLife Alico Life Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company of Connecticut owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC, MCP SoCal Industry- Redondo, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernado, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterfront Atrium, LLC, MCP EnV Chicago, LLC,MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest, LLC and MCP Ashton South End, LLC

S.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

T.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

U.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

V.    MetLife Capital Trust X (DE)

W.    Cova Life Management Company (DE)

X.    MetLife Reinsurance Company of Charleston (SC)

Y.    MetLife Reinsurance Company of Vermont (VT)

Z.    Delaware American Life Insurance Company (DE)

AA.   Federal Flood Certification LLC (TX)

AB.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.9788% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii) ALICO European Holdings Limited (Ireland)

                       aa) ZAO Maser D (Russia)

                           1) ZAO ALICO Insurance Company (Russia) - 51% of ZAO
                              ALICO Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   ii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.001% is owned by Natilportem Holdings, Inc.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by International Technical and Advisory Services Limited.

                           1) ALICO Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

                           2) Metropolitan Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS Limited.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Services Central Europe s.r.o. (Slovakia)

                           2) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) AMPLICO Life-First American Polish Life Insurance &
                           Reinsurance Company, S.A. (Poland)

                           a) Amplico Services Sp z.o.o. (Poland)

                           b) AMPLICO Towartzystwo Funduszky Inwestycyjnych,
                              S.A. (Poland)

                           c) AMPLICO Powszechne Towartzystwo Emerytalne S.A.
                              (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           a) American Life Insurance Company (Cyprus) Limited
                              (Cyprus)

                       pp) ALICO Bulgaria Zhivotozastrahovatelno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Alico Life Insurance Company S.A. (Greece)

                           a) ALICO Mutual Fund Management Company (Greece) -
                              90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by International Technical and Advisory Services Limited.

      7.    ALICO Management Services Limited (United Kingdom)

      8.    ZEUS Administration Services Limited (United Kingdom)

      9. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      10. PJSC ALICO Ukraine (Ukraine) - 99.9988% of PJSC ALICO Ukraine is owned by ALICO 0.0006% is owned by International Technical and Advisory Services Limited and the remaining 0.0006% is owned by Borderland Investment Limited.

      11.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      12. International Technical and Advisory Services Limited (ITAS) (USA-Delaware)

      13.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      14. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.9899823% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100106% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      15.   MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas,
            SA de CV is owned by ALICO and 0.0002454% is owned by International Technical and Advisory Services Limited.

      16. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      17. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      18.   Alpha Properties, Inc. (USA-Delaware)

      19.   Beta Properties, Inc. (USA-Delaware)

      20.   Delta Properties Japan, Inc. (USA-Delaware)

      21.   Epsilon Properties Japan, Inc. (USA-Delaware)

      22.   Iris Properties, Inc. (USA-Delaware)

      23.   Kappa Properties Japan, Inc. (USA-Delaware)

AC.   MetLife Global Benefits, Ltd. (Cayman Islands)

AD. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AE.   MetLife Consumer Services, Inc. (DE)

AF.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACTOWNERS.


        As of January 31, 2014, there were 750,918 owners of qualified contracts and 182,878 owners of non-qualified contracts offered by the Registrant (Metropolitan Life Insurance Company Separate Account E).


ITEM 28. INDEMNIFICATION

        UNDERTAKING PURSUANT TO RULE 484(B)(1) UNDER THE SECURITIES ACT OF 1933

        MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with a limit of $400 million. The directors and officers of Metropolitan Life Insurance Company ("Metropolitan"), a subsidiary of MetLife, Inc. are also covered under the Financial Institutions Bond as well as under the directors' and officers' liability policy. A provision in Metropolitans by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person of Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) MetLife Investors Distribution Company is the principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:


   MetLife of CT Separate Account Eleven for Variable Annuities
   MetLife of CT Separate Account QPN for Variable Annuities
   MetLife of CT Fund UL for Variable Life Insurance,
   MetLife of CT Fund UL III for Variable Life Insurance
   Metropolitan Life Variable Annuity Separate Account II
   Met Investors Series Trust
   MetLife Investors Variable Annuity Account One
   MetLife Investors Variable Life Account One
   MetLife Investors USA Separate Account A
   MetLife Investors USA Variable Life Account A
   First MetLife Investors Variable Annuity Account One
   General American Separate Account Eleven
   General American Separate Account Twenty-Eight
   General American Separate Account Twenty-Nine
   General American Separate Account Two
   Security Equity Separate Account 26
   Security Equity Separate Account 27
   Metropolitan Life Separate Account E
   Metropolitan Life Separate Account UL
   Metropolitan Tower Life Separate Account One
   Metropolitan Tower Life Separate Account Two
   Paragon Separate Account A
   Paragon Separate Account B
   Paragon Separate Account C
   Paragon Separate Account D
   Metropolitan Series Fund
   New England Life Retirement Investment Account
   New England Variable Annuity Fund I
   New England Variable Annuity Separate Account
   New England Variable Life Separate Account
   Separate Account No. 13S


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.


NAME AND PRINCIPAL
BUSINESS ADDRESS                        POSITIONS AND OFFICES WITH UNDERWRITER
----------------------------            ---------------------------------------
Elizabeth M. Forget                     Director and President
1095 Avenues of the Americas
New York, NY 10036

Paul A. LaPiana                         Director, Executive Vice President,
11225 North Community House Road        National Sales Manager-Life
Charlotte, NC 28277

Andrew G. Aiello                        Senior Vice President,
5 Park Plaza                            Channel Head - National Accounts
Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
11225 North Community House Road
Charlotte, NC 28277

Tyla L. Reynolds                        Vice President, Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President, Chief Financial Officer
18210 Crane Nest Dr
Tampa, FL 33647

John P. Kyne III                        Vice President, Director of Compliance
11225 North Community House Road
Charlotte, NC 28277

David DeCarlo                           Vice President
11225 North Community House Road
Charlotte, NC 28277

Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                  (2)
                   (1)                      NET UNDERWRITING         (3)             (4)            (5)
            NAME OF PRINCIPAL                DISCOUNTS AND     COMPENSATION ON    BROKERAGE        OTHER
               UNDERWRITER                    COMMISSIONS         REDEMPTION     COMMISSIONS   COMPENSATION
-----------------------------------------   ----------------   ---------------   -----------   ------------
MetLife Investors Distribution Company        $150,530,898           $0              $0             $0


Item 30. Location of Account and Records.

Metropolitan Life Insurance Company
200 Park Avenue
New York, N.Y. 10166

Item 31. Management Services.

        Not Applicable
Item 32.

        Undertakings.

        (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

        (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


        (d) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Deferred Annuity described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Deferred Annuity.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in New York, New York on April 17, 2014.

                              Metropolitan Life Separate Account E
                              (Registrant)

                              By: Metropolitan Life Insurance Company
                              (Depositor)

                                             /s/ Paul G. Cellupica
                              By: ______________________________________________
                                               Paul G. Cellupica
                                          Chief Counsel, Americas


                              Metropolitan Life Insurance Company
                              (Depositor)

                                             /s/ Paul G. Cellupica
                              By: ______________________________________________
                                               Paul G. Cellupica
                                          Chief Counsel, Americas

                                   SIGNATURES

  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


              Signature                          Title
              ---------                          -----

                 * Director, Chairman, President ______________________________________ and Chief Executive Officer
          Steven A. Kandarian

                 * Executive Vice President and ______________________________________ Chief Financial Officer
          John C.R. Hele

                 *                     Executive Vice President,
______________________________________ and Chief Accounting Officer
          Peter M. Carlson

                 *                     Director
_______________________________________
          Cheryl W. Grise

                 *                     Director
______________________________________
          Carlos M. Gutierrez

                 *                     Director
______________________________________
          R. Glenn Hubbard

                 *                     Director
______________________________________
             John M. Keane

                 *                     Director
______________________________________
          Alfred F. Kelly, Jr.

                 *                     Director
______________________________________
            William E. Kennard

                 *                     Director
______________________________________
            James M. Kilts

                 *                     Director
______________________________________
         Catherine R. Kinney

                 *                     Director
______________________________________
           Denise M. Morrison

                 *                     Director
______________________________________
           Hugh B. Price

                 *                     Director
______________________________________
        Kenton J. Sicchitano

                 *                     Director
______________________________________
       Lulu C. Wang

*By:  /s/ Myra L. Saul, Esq.
      _________________________________
          Myra L. Saul, Esq.
           Attorney-in-Fact

                                        April 17, 2014